UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

BlackRock FundsSM

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2005

Date of reporting period: March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED
 INCOME  LIQUIDITYREAL ESTATE BlackRock Funds

Equity Portfolios

Semi-Annual Report to Shareholders

March 31, 2005 (Unaudited)

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                                BLACKROCK FUNDS
                               EQUITY PORTFOLIOS
*Investment Trust
*Large Cap Value Equity
*Large Cap Growth Equity
*Dividend AchieversTM
*Legacy
*Mid-Cap Value Equity
                          *Mid-Cap Growth Equity
                          *Aurora
                          *Small/Mid-Cap Growth
                          *Small Cap Value Equity
                          *Small Cap Core Equity
                          *Small Cap Growth Equity
                          *Global Science & Technology Opportunities
                                                     *Global Resources
                                                     *All-Cap Global Resources
                                                     *Health Sciences
                                                     *U.S. Opportunities
                                                     *International
                                                     Opportunities
                                                     *Asset Allocation
                                                     *Index Equity

Shareholder Letter..........................................................1
Portfolio Summaries
  Investment Trust........................................................2-3
  Large Cap Value Equity..................................................4-5
  Large Cap Growth Equity.................................................6-7
  Dividend AchieversTM....................................................8-9
  Legacy................................................................10-11
  Mid-Cap Value Equity..................................................12-13
  Mid-Cap Growth Equity.................................................14-15
  Aurora................................................................16-17
  Small/Mid-Cap Growth..................................................18-19
  Small Cap Value Equity................................................20-21
  Small Cap Core Equity.................................................22-23
  Small Cap Growth Equity...............................................24-25
  Global Science & Technology Opportunities.............................26-27
  Global Resources......................................................28-29
  All-Cap Global Resources.................................................30
  Health Sciences.......................................................31-32
  U.S. Opportunities....................................................33-34
  International Opportunities...........................................35-36
  Asset Allocation......................................................37-38
  Index Equity..........................................................39-40
  Note on Performance Information..........................................41
Statement of Net Assets/Schedule of Investments........................42-110
  Health Sciences Statement of Assets and Liabilities......................81
Portfolio Financial Statements
  Statements of Operations............................................112-115
  Statements of Changes in Net Assets.................................116-123
  Financial Highlights................................................124-149
Notes to Financial Statements.........................................150-191
Additional Information................................................192-196
DFA Investment Trust Company Annual Report............................197-228

                     PRIVACY PRINCIPLES OF BLACKROCK FUNDS
BlackRock Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.
BlackRock Funds does not receive any nonpublic personal information relating to its shareholders who purchase shares through their broker-dealers. In the case of shareholders who are record owners of BlackRock Funds, BlackRock Funds receives nonpublic personal information on account applications or other forms.
With respect to these shareholders, BlackRock Funds also has access to specific information regarding their transactions in BlackRock Funds.
BlackRock Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders' accounts (for example, to a transfer agent).
BlackRock Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

                                BLACKROCK FUNDS

March 31, 2005

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of the
BlackRock Funds' Equity Portfolios for the period ended March 31, 2005. The
Semi-Annual Report includes important information on each Portfolio, and is organized as follows:

o   Portfolio Summary - discusses recent portfolio management activity and highlights total returns.

o   Fund Profile - displays characteristics of each Portfolio's holdings as of
    March 31, 2005.

o   Expense Example - discusses costs in a shareholder account and provides information for a shareholder to estimate his or her expenses by share class and to compare expenses of each share class to other funds.

o   Statement of Net Assets (or Schedule of Investments/Statement of Assets and
    Liabilities) -  - lists portfolio holdings and includes each holding's market value and par amount/number of shares as of March 31, 2005. The
    Statement of Net Assets also contains the net asset value for each share class of a Portfolio. If your Portfolio has a Schedule of Investments, then the net asset value for each share class may be found in the
    Statement of Assets and Liabilities.

o   Statement of Operations -  displays the components of each Portfolio's investment income and provides a detailed look at each Portfolio's expenses. The Statement of Operations also lists the aggregate change in value of a Portfolio's securities due to market fluctuations and security sales.

o   Statement of Changes in Net Assets -  compares Portfolio information from the prior period to the current period. Specifically, it details shareholder distributions by share class, aggregate realized gains and losses, and the change in net assets from the beginning of the period to the end of the period.

o   Financial Highlights -  include each Portfolio's expense ratios, net asset values, total returns, distributions per share, and turnover ratios for the current period and the last five years or since inception.

o   Notes to Financial Statements -  provides additional information on fees, a summary of significant accounting policies, a list of affiliated transactions, and a summary of purchases and sales of securities.

     In addition to these items, a summary of shareholder privileges is listed on the inside back cover of the report. Shareholders can find information on this page describing how to access account balances, recent transactions, and share prices. It also includes a summary of the Fund's various investment plans.

     There were two notable recent developments for the BlackRock Funds (the
"Fund").

     First, on January 31, 2005, BlackRock, Inc., the parent of BlackRock
Advisors, Inc., the Fund's investment adviser, acquired SSRM Holdings, Inc., the parent of State Street Research & Management Company, the investment adviser to the former State Street Research Funds. The transaction enhances
BlackRock's investment management platform with additional US equity, alternative investment, and real estate equity management capabilities. In addition, the scale and scope of BlackRock's open-end and closed-end mutual funds and distribution capabilities has expanded significantly. We believe that we can incorporate the best of both organizations to deliver high quality products to both institutional and individual investors.

     Second, a proxy statement was recently sent to shareholders of all portfolios of the Fund asking them to consider and vote upon the election of nine trustees to the board of trustees of the Fund (the "Board"). Five of the nine nominees were already serving as trustees of the Fund and the additional nominees had previously served as trustees of the State Street Research Funds.
Due to the increased size and complexity of the Fund resulting from the reorganization with the State Street Research Funds, and an increase in the responsibilities of boards of trustees of funds generally, the current Board believed it was in the best interest of the Fund to increase the size of the
Board. On April 29, 2005, the special meeting of shareholders was held, at which all of the nominees included in the proxy were duly elected to the Board.

     We hope you find the report informative, and we thank you for making
BlackRock part of your investment strategy.

Sincerely,
[GRAPHIC OMITTED]

 Anne Ackerley
Managing Director
BlackRock Advisors,Inc.

                                                                               1

                          INVESTMENT TRUST PORTFOLIO

Total Net Assets (3/31/05): $1.4 billion

Performance Benchmark

     S&P 500(Reg. TM) Index

Investment Approach

     Seeks long-term capital appreciation. The Portfolio normally invests at least 80% of its assets in equity securities. The portfolio management team uses quantitative techniques to analyze a universe of approximately 800 companies, including those in the S&P 500(Reg. TM) Index and about 300 other large and medium capitalization companies. Using a multi-factor model, the management team identifies stocks with rising earnings expectations that sell at low relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the portfolio management team selects stocks, together with their appropriate weightings, that it believes will maximize the Portfolio's return per unit of risk. The
Portfolio seeks to maintain market capitalization, sector allocations and style characteristics similar to the S&P 500(Reg. TM) Index.
Recent Portfolio Management Activity

     o  On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. (BAI), acquired SSRM Holdings, Inc., the parent of State Street Research &
Management Company (SSRM), the investment adviser to the State Street Research mutual funds. In connection with the transaction, the BlackRock Select Equity
Portfolio reorganized with the State Street Research Large Cap Analyst and
Investment Trust Funds (the SSR Funds) and was renamed the BlackRock Investment
Trust Portfolio (the Portfolio). The SSR Funds transferred substantially all of its assets and liabilities to the Portfolio in exchange for shares of the
Portfolio, which were then distributed to the SSR Fund shareholders.

     o  All share classes outperformed the benchmark for the semi-annual period.
     o  During the first half of the period the U.S. equity markets experienced a strong rebound producing positive performance in each of the three months.
The strength of the rally came in November and December as investors appeared relieved that the long contentious political season had come to an end.
Further, oil prices fell during the fourth quarter of 2004 further fueling the rally. However, during the second half of the period, the U.S. equity markets faltered. Investors' concerns centered on rising oil prices, mounting inflationary pressures and the continued "measured pace" of interest rate increases from the Federal Open Market Committee. Given this climate of uncertainty, investors consistently shunned the riskiest stocks as their risk appetite apparently faded.

     o  During the first half of the period, all share classes of the Portfolio outperformed the benchmark as the multi-factor model was predictive. Model strength was driven by the valuation factors while earnings expectation factors were only periodically predictive. Forecast earnings to price, book to price and cash flow to price were the strongest performing individual factors. From a relative return perspective, the consumer cyclicals, utilities and consumer non-cyclicals sectors helped performance while the technology and finance sectors hurt relative performance versus the benchmark. The Portfolio's overweight positions in highly ranked Black & Decker, Nordstrom, Texas
Utilities, Exelon, Constellation Brands and Archer Daniels Midland contributed positively to relative performance. The avoidance of lower ranked Apple
Computer, EMC, Fannie Mae and American Express hurt relative performance.

     o  During the second half of the period, the multi-factor model was generally predictive as both the valuation side and the earnings expectation side aided in stock selection. The Institutional, Service and Investor A share classes outperformed the benchmark while the Investor B and C share classes underperformed the benchmark. The estimate momentum, forecast earnings to price and forecast estimate dispersion factors were particularly powerful. From a relative return perspective, the health care, technology and transportation sectors led the way in delivering excess returns relative to the benchmark. In the health care sector, the avoidance of poorly ranked Biogen Idec coupled with the overweight of Bausch & Lomb helped performance relative to the benchmark.
The avoidance of poorly ranked eBay drove solid results in the technology sector while in the transportation sector, the avoidance of low-ranked United
Parcel Service coupled with the overweight of highly ranked Burlington Northern
Santa Fe also aided relative performance. The weakest sector was the commercial services sector, where the Portfolio's position in highly ranked Computer
Sciences Corp detracted from performance relative to the benchmark.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INVESTMENT TRUST
                                   PORTFOLIO
             AND THE S&P 500(REG. TM) INDEX FOR THE PAST TEN YEARS.

                              [LINE CHART]

                 Institutional          Investor A     S&P 500256 Index
                 -------------          ----------     ----------------
03/31/1995          $ 10,000              $ 9,421          $ 10,000
06/30/1995            10,726               10,087            10,955
09/30/1995            11,510               10,823            11,825
12/31/1995            12,198               11,448            12,537
03/31/1996            12,819               12,017            13,210
06/30/1996            13,406               12,554            13,803
09/30/1996            13,795               12,904            14,230
12/31/1996            15,092               14,114            15,416
03/31/1997            15,490               14,471            15,829
06/30/1997            18,198               16,974            18,593
09/30/1997            19,657               18,317            19,985
12/31/1997            19,840               18,467            20,559
03/31/1998            22,576               20,995            23,427
06/30/1998            23,073               21,435            24,201
09/30/1998            20,457               18,980            21,793
12/31/1998            24,723               22,907            26,434
03/31/1999            25,824               23,918            27,751
06/30/1999            27,809               25,721            29,707
09/30/1999            25,973               23,998            27,853
12/31/1999            29,858               27,554            31,997
03/31/2000            30,345               27,991            32,731
06/30/2000            29,048               26,755            31,861
09/30/2000            28,088               25,831            31,553
12/31/2000            25,430               23,347            29,084
03/31/2001            21,310               19,540            25,636
06/30/2001            22,199               20,329            27,136
09/30/2001            18,176               16,638            23,153
12/31/2001            20,002               18,275            25,627
03/31/2002            19,226               17,561            25,698
06/30/2002            16,334               14,897            22,255
09/30/2002            13,733               12,516            18,410
12/31/2002            14,789               13,450            19,964
03/31/2003            14,331               13,030            19,335
06/30/2003            16,406               14,891            22,312
09/30/2003            16,864               15,281            22,902
12/31/2003            18,906               17,107            25,690
03/31/2004            19,682               17,802            26,125
06/30/2004            19,881               17,953            26,575
09/30/2004            19,749               17,817            26,078
12/31/2004            21,661               19,508            28,486
03/31/2005            21,262               19,129            27,874

                            FOR PERIOD ENDING MARCH 31, 2005

                                 Average Annual Total Return
                                            1 Year       3 Year         5 Year        10 Year
                                          ----------   ----------   -------------   ----------
     Institutional Class                      8.02%        3.41%         (6.87)%        7.83%
     Service Class                            7.73%        3.08%         (7.16)%        7.51%
     Investor A Class (Load Adjusted)         1.26%        0.88%         (8.42)%        6.70%
     Investor A Class (NAV)                   7.45%        2.89%         (7.33)%        7.34%
     Investor B Class (Load Adjusted)         2.30%        1.04%         (8.30)%        6.62%
     Investor B Class (NAV)                   6.80%        2.17%         (7.99)%        6.62%
     Investor C Class (Load Adjusted)         5.80%        2.16%         (7.99)%        6.62%
     Investor C Class (NAV)                   6.80%        2.16%         (7.99)%        6.62%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/13 /93; SERVICE SHARES,
9/15/93; INVESTOR A SHARES, 10/13/93; INVESTOR B SHARES, 3/27/96; AND INVESTOR
C SHARES, 9/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 41 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED,INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

2

                          INVESTMENT TRUST PORTFOLIO

FUND PROFILE

  Top Ten Holdings (% of long-term investments)
General Electric Co.                    3.9%
Exxon Mobil Corp.                       3.5
Microsoft Corp.                         3.1
Citigroup, Inc.                         2.5
Pfizer, Inc.                            2.4
Intel Corp.                             2.4
Bank of America Corp.                   2.3
International Business Machines Corp.   2.2
PepsiCo                                 1.7
The Procter & Gamble Co.                1.7
                                        ---
     Total                              25.7%
                                        =======

   Top Ten Industries (% of long-term
              investments)
Manufacturing                  10.2%
Oil & Gas                      8.6
Finance                        7.3
Banks                          6.7
Retail Merchandising           6.0
Pharmaceuticals                5.6
Computer & Office Equipment    5.2
Computer Software & Services   5.1
Insurance                      4.8
Telecommunications             4.0
                               ---
     Total                     63.5%
                               ========

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,076.60        1,074.60        1,073.60        1,069.90        1,069.90
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       4.18            5.73            5.98            9.88            9.88

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,020.92        1,019.41        1,019.16        1,015.33        1,015.33
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       4.08            5.59            5.84            9.67            9.67

For each class of the Portfolio, expenses are equal to the annualized expense ratio of  0.81%, 1.11%, 1.16%, 1.92%, and 1.92% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               3

                       LARGE CAP VALUE EQUITY PORTFOLIO

Total Net Assets (3/31/05): $368.2 million

Performance Benchmark

     Russell 1000 Value Index

Investment Approach

     Seeks long-term capital appreciation with a secondary objective of current income by investing at least 80% of its net assets in equity securities issued by U.S. large capitalization value companies (defined as those with market capitalizations equal to those within the universe of Russell 1000 Value Index stocks). The portfolio management team uses quantitative techniques to analyze a universe of approximately 800 value companies. The management team uses a multi-factor model, which identifies the key factors that drive the performance of value stocks. Using this multi-factor model, the management team identifies stocks with low relative valuations and improving earnings expectations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the
Portfolio's return per unit of risk. The Portfolio seeks to maintain market capitalization, sector allocations and style characteristics similar to those of the Russell 1000 Value Index.
Recent Portfolio Management Activity

     o  On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. (BAI), acquired SSRM Holdings, Inc., the parent of State Street Research &
Management Company (SSRM), the investment adviser to the State Street Research mutual funds. In connection with the transaction, the BlackRock Large Cap Value
Equity Portfolio (the Portfolio) reorganized with the State Street Research
Large Cap Value Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the Portfolio in exchange for shares of the
Portfolio, which were then distributed to the SSR Fund shareholders.

     o  All share classes underperformed the benchmark for the semi-annual period.
     o  During the first half of the period the U.S. equity markets experienced a strong rebound producing positive performance in each of the three months.
The strength of the rally came in November and December as investors appeared relieved that the long contentious political season had come to an end.
Further, oil prices fell during the fourth quarter of 2004 further fueling the rally. However, during the second half of the period, the U.S. equity markets faltered. Investors' concerns centered on rising oil prices, mounting inflationary pressures and the continued "measured pace" of interest rate increases from the Federal Open Market Committee. Given this climate of uncertainty, investors consistently shunned the riskiest stocks as their risk appetite apparently faded.

     o  During the first half of the period, all share classes of the Portfolio under-performed the benchmark. The multi-factor model was essentially flat or not predictive, producing mixed results. Valuation factors produced modest predictive power while earnings expectation factors were slightly negative. The forecast earnings to price, book to price, estimate momentum and earnings revisions up were individual factors that showed some predictive power while the earnings revisions down and forecast estimate dispersion factors were negative. From a relative return perspective, the utilities and consumer services sectors helped performance while the healthcare, consumer cyclicals and basic materials sectors each hurt relative performance. The Portfolio's overweight positions in highly ranked Texas Utilities, Disney and McGraw Hill, contributed positively to relative performance. Generally, poor stock selection in the healthcare sector hurt relative performance.

     o  During the second half of the period, the model was generally predictive as both the valuation side and the earnings expectation side helped in stock selection. All share classes of the Portfolio outperformed the benchmark. The factors that were particularly powerful included price momentum, estimate momentum, forecast earnings to price and forecast estimate dispersion.
From a relative return perspective, the utility, health care and technology sectors led the way in delivering excess returns. In the utility sector, the
Portfolio's position in highly ranked Constellation Energy Group helped overall performance. In the health care sector, the Portfolio's position in Coventry
Health Care drove solid results. The avoidance of poorly ranked Lucent
Technologies led to strength in the technology sector. The weakest sector was the industrial sector which was off modestly due to the Portfolio's position in
Tyco.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP VALUE
                                EQUITY PORTFOLIO
            AND THE RUSSELL 1000 VALUE INDEX FOR THE PAST TEN YEARS.

                                  [LINE CHART]

                 Institutional          Investor A     Russell 1000 Value Index
                 -------------          ----------     ------------------------
03/31/1995          $ 10,000              $ 9,425              $ 10,000
06/30/1995            10,790               10,159                10,896
09/30/1995            11,601               10,912                11,848
12/31/1995            12,419               11,667                12,634
03/31/1996            13,123               12,315                13,350
06/30/1996            13,574               12,730                13,579
09/30/1996            14,039               13,152                13,974
12/31/1996            15,423               14,444                15,368
03/31/1997            15,681               14,661                15,762
06/30/1997            17,832               16,645                18,086
09/30/1997            19,326               18,019                19,887
12/31/1997            19,842               18,492                20,775
03/31/1998            22,334               20,780                23,197
06/30/1998            21,998               20,447                23,301
09/30/1998            18,887               17,546                20,601
12/31/1998            21,922               20,335                24,022
03/31/1999            22,171               20,546                24,367
06/30/1999            24,702               22,857                27,114
09/30/1999            21,792               20,151                24,459
12/31/1999            22,720               21,002                25,789
03/31/2000            22,386               20,656                25,912
06/30/2000            21,354               19,681                24,698
09/30/2000            23,151               21,302                26,641
12/31/2000            24,986               22,979                27,599
03/31/2001            23,520               21,585                25,983
06/30/2001            24,206               22,206                27,252
09/30/2001            21,247               19,462                24,267
12/31/2001            22,544               20,623                26,056
03/31/2002            22,445               20,512                27,122
06/30/2002            18,797               17,154                24,812
09/30/2002            15,423               14,072                20,154
12/31/2002            17,144               15,605                22,012
03/31/2003            16,218               14,745                20,941
06/30/2003            18,844               17,130                24,559
09/30/2003            19,114               17,354                25,066
12/31/2003            21,562               19,536                28,623
03/31/2004            22,500               20,365                29,490
06/30/2004            22,571               20,404                29,749
09/30/2004            22,873               20,684                30,209
12/31/2004            25,148               22,704                33,344
03/31/2005            25,263               22,789                33,373

                        FOR PERIOD ENDING MARCH 31, 2005

                                Average Annual Total Return
                                             1 Year       3 Year       5 Year       10 Year
                                          -----------   ----------   ----------   ----------
     Institutional Class                      12.28%        4.02%        2.45%        9.71%
     Service Class                            11.98%        3.70%        2.15%        9.39%
     Investor A Class (Load Adjusted)          5.45%        1.54%        0.78%        8.59%
     Investor A Class (NAV)                   11.90%        3.57%        1.99%        9.23%
     Investor B Class (Load Adjusted)          6.41%        1.63%        0.84%        8.46%
     Investor B Class (NAV)                   10.91%        2.75%        1.20%        8.46%
     Investor C Class (Load Adjusted)          9.95%        2.76%        1.22%        8.47%
     Investor C Class (NAV)                   10.95%        2.76%        1.22%        8.47%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4 /20/92; INVESTOR A
SHARES, 5/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/18/96; AND
INVESTOR C SHARES, 8/16/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 41
FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING
IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

4

                       LARGE CAP VALUE EQUITY PORTFOLIO

FUND PROFILE

    Top Ten Holdings (% of long-term
              investments)
Exxon Mobil Corp.              6.6%
General Electric Co.           5.4
Citigroup, Inc.                4.4
Bank of America Corp.          4.2
Altria Group, Inc.             2.6
ConocoPhillips                 2.2
Wachovia Corp.                 2.1
ChevronTexaco Corp.            2.0
Verizon Communications, Inc.   1.9
U.S. Bancorp                   1.8
                               ---
     Total                     33.2%
                               =======

 Top Ten Industries (% of long-term
            investments)
Oil & Gas                 14.4%
Banks                     12.6
Manufacturing             10.2
Finance                    8.9
Energy & Utilities         6.0
Telecommunications         5.6
Insurance                  5.3
Retail Merchandising       5.0
Entertainment & Leisure    3.3
Real Estate                2.9
                          ----
     Total                74.2%
                          ========

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,104.50        1,103.20        1,101.80        1,097.30        1,097.30
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       4.13            5.70            6.17           10.27           10.06

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,021.02        1,019.51        1,019.06        1,015.08        1,015.28
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       3.98            5.49            5.94            9.92            9.72

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.79%, 1.09%, 1.18%, 1.97%,  and 1.93% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               5

                       LARGE CAP GROWTH EQUITY PORTFOLIO

Total Net Assets (3/31/05): $66.5 million

Performance Benchmark

     Russell 1000 Growth Index

Investment Approach

     Seeks long-term capital appreciation by investing at least 80% of its net assets in equity securities issued by U.S. large capitalization growth companies (defined as those with market capitalizations equal to those within the universe of Russell 1000 Growth Index stocks). The portfolio management team uses quantitative techniques to analyze a universe of approximately 700 growth companies. The management team uses a multi-factor model, which identifies the key factors that drive the performance of growth stocks. Using this multi-factor model, the management team identifies stocks with rising earnings expectations that sell at attractive relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the Portfolio's return per unit of risk. The Portfolio seeks to maintain market capitalization, sector allocations and style characteristics similar to those of the Russell 1000
Growth Index.

Recent Portfolio Management Activity

     o  All share classes outperformed the benchmark for the semi-annual period.

     o  During the first half of the period the U.S. equity markets experienced a strong rebound producing positive performance in each of the three months.
The strength of the rally came in November and December as investors appeared relieved that the long contentious political season had come to an end.
Further, oil prices fell during the fourth quarter of 2004 further fueling the rally. However, during the second half of the period, the U.S. equity markets faltered. Investors' concerns centered on rising oil prices, mounting inflationary pressures and the continued "measured pace" of interest rate increases from the Federal Open Market Committee. Given this climate of uncertainty, investors consistently shunned the riskiest stocks as their risk appetite apparently faded.

     o  During the first half of the period, the multi-factor model was predictive as all share classes of the Portfolio outperformed the benchmark.
Model strength was driven by the valuation factors while earnings expectation factors were only periodically predictive. Forecast earnings to price, book to price, cash flow to price, estimate momentum and earnings revisions up factors were the strongest performing factors. From a relative return perspective, the technology, basic materials and industrials sectors helped performance while the consumer cyclicals sector hurt performance relative to the benchmark. The
Portfolio's overweight positions in highly ranked Advanced Micro Devices,
Verisign Inc., CheckFree, Nucor, Ball Corp., Parker Hannifin and Tyco
International contributed positively to relative performance. However, the
Portfolio's overweight position in highly ranked Claire's Stores hurt relative performance to the benchmark.

     o  During the second half of the period, the model was consistently predictive as both the valuation side and the earnings expectation side helped in stock selection. All share classes of the Portfolio outperformed the benchmark. The factors that were particularly powerful included price momentum, estimate momentum, forecast earnings to price and book to price. From a relative return perspective, the health care, technology and commercial services sectors led the way in delivering excess returns versus the benchmark.
In the health care sector, the Portfolio's positions in highly ranked names like Johnson & Johnson and Bausch & Lomb helped overall performance. The avoidance of poorly ranked eBay drove solid results in the technology sector.
In the consumer services sector, the Portfolio's position in Darden Restaurants helped performance relative to the benchmark. The weakest sector was the commercial services sector where the Portfolio's position in highly ranked
Computer Sciences Corp detracted from performance.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP GROWTH
                                     EQUITY
      PORTFOLIO AND THE RUSSELL 1000 GROWTH INDEX FOR THE PAST TEN YEARS.

                                  [LINE CHART]

                 Institutional          Investor A     Russell 1000 Growth Index
                 -------------          ----------     -------------------------
03/31/1995          $ 10,000              $ 9,429               $ 10,000
06/30/1995            10,896               10,265                 10,982
09/30/1995            12,021               11,305                 11,979
12/31/1995            12,324               11,581                 12,525
03/31/1996            13,104               12,306                 13,197
06/30/1996            13,875               13,012                 14,037
09/30/1996            14,266               13,361                 14,543
12/31/1996            14,833               13,872                 15,421
03/31/1997            14,739               13,779                 15,504
06/30/1997            17,533               16,374                 18,436
09/30/1997            19,073               17,795                 19,821
12/31/1997            19,048               17,743                 20,122
03/31/1998            22,256               20,700                 23,171
06/30/1998            23,666               21,993                 24,223
09/30/1998            21,316               19,780                 22,023
12/31/1998            26,917               24,956                 27,911
03/31/1999            29,040               26,888                 29,685
06/30/1999            29,578               27,365                 30,828
09/30/1999            28,874               26,685                 29,699
12/31/1999            36,742               33,937                 37,166
03/31/2000            38,896               35,865                 39,815
06/30/2000            37,640               34,692                 38,740
09/30/2000            35,485               32,638                 36,656
12/31/2000            27,420               25,186                 28,832
03/31/2001            19,903               18,261                 22,806
06/30/2001            20,769               19,023                 24,726
09/30/2001            15,763               14,434                 19,927
12/31/2001            17,928               16,396                 22,943
03/31/2002            17,443               15,926                 22,350
06/30/2002            13,979               12,763                 18,177
09/30/2002            11,623               10,590                 15,442
12/31/2002            12,402               11,288                 16,546
03/31/2003            12,229               11,109                 16,369
06/30/2003            13,701               12,439                 18,711
09/30/2003            14,169               12,845                 19,443
12/31/2003            15,572               14,109                 21,468
03/31/2004            15,953               14,434                 21,637
06/30/2004            16,161               14,596                 22,056
09/30/2004            15,451               13,947                 20,904
12/31/2004            16,958               15,293                 22,821
03/31/2005            16,421               14,791                 21,888

                        FOR PERIOD ENDING MARCH 31, 2005

                                    Average Annual Total Return
                                             1 Year          3 Year          5 Year         10 Year
                                          ------------   -------------   --------------   ----------
     Institutional Class                       2.93%          (1.99)%         (15.84)%        5.08%
     Service Class                             2.55%          (2.30)%         (16.10)%        4.77%
     Investor A Class (Load Adjusted)         (3.39)%         (4.34)%         (17.22)%        3.99%
     Investor A Class (NAV)                    2.47%          (2.43)%         (16.23)%        4.60%
     Investor B Class (Load Adjusted)         (2.80)%         (4.32)%         (17.15)%        3.88%
     Investor B Class (NAV)                    1.70%          (3.17)%         (16.86)%        3.88%
     Investor C Class (Load Adjusted)          0.70%          (3.18)%         (16.87)%        3.87%
     Investor C Class (NAV)                    1.70%          (3.18)%         (16.87)%        3.87%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89; INVESTOR A
SHARES, 3/14/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/24/96; AND
INVESTOR C SHARES, 1/24/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 41
FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING
IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

6

                       LARGE CAP GROWTH EQUITY PORTFOLIO

FUND PROFILE

  Top Ten Holdings (% of long-term investments)
Pfizer, Inc.                            4.5%
Johnson & Johnson                       4.1
Microsoft Corp.                         3.9
Intel Corp.                             3.9
International Business Machines Corp.   3.0
Procter & Gamble Co.                    2.7
The Home Depot, Inc.                    2.1
UnitedHealth Group, Inc.                1.9
Pepsico, Inc.                           1.9
Wal-Mart Stores, Inc.                   1.8
                                        ---
     Total                              29.8%
                                        =======

    Top Ten Industries (% of long-term
               investments)
Computer Software & Services     10.1%
Pharmaceuticals                  9.6
Retail Merchandising             9.0
Medical Instruments & Supplies   8.1
Manufacturing                    8.0
Computer & Office Equipment      6.8
Electronics                      6.3
Finance                          4.4
Insurance                        4.2
Medical & Medical Services       4.1
                                 ---
     Total                       70.6%
                                 ========

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,062.80        1,061.90        1,060.50        1,056.80        1,056.90
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       4.21            5.74            6.25           10.07           10.07

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        --------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,020.87        1,019.36        1,018.86        1,015.08        1,015.08
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       4.13            5.64            6.14            9.92            9.92

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.82%, 1.12%, 1.22%, 1.97%, and 1.97% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               7

                        DIVIDEND ACHIEVERSTM PORTFOLIO

Total Net Assets (3/31/05): $26.4 million

Performance Benchmark

     Russell 1000 Value Index
Investment Approach

     Seeks to provide total return through a combination of current income and capital appreciation by investing at least 80% of its assets in common stocks included in the universe of common stocks which Mergent(Reg. TM), a recognized provider of financial information, has identified as Dividend Achievers(TM). To qualify for the Dividend Achievers(TM) universe, an issuer must have raised its annual regular cash dividend on a pre-tax basis for at least each of the last ten consecutive years. These issuers are also subject to additional screening criteria applied by Mergent(Reg. TM) such as liquidity. The Portfolio will be constructed from a broad universe of stocks that the Fund management team believes to be value stocks and all stocks in the Dividend Achievers(TM)
universe. The portfolio management team screens these issuers utilizing
BlackRock's proprietary Quantitative Equity Model, which uses earnings momentum and valuation factors to rank stocks within a sector and industry based upon their expected return, to continuously evaluate fund holdings. The Portfolio will be constructed with consideration of the characteristics of the Russell
1000 Value Index, such as style, sector, industry, capitalization and volatility. The Portfolio may invest up to 20% of its assets in common stocks of issuers that are not included in the Dividend Achievers(TM) universe, and in fixed income securities when, in the opinion of the portfolio management team, it is advantageous for the Portfolio to do so.

Recent Portfolio Management Activity
     o  All share classes underperformed the benchmark for the semi-annual period.
     o  During the first half of the period the U.S. equity markets experienced a strong rebound producing positive performance in each of the three months.
The strength of the rally came in November and December as investors appeared relieved that the long contentious political season had come to an end.
Further, oil prices fell during the fourth quarter of 2004 further fueling the rally. However, during the second half of the period, the U.S. equity markets faltered. Investors' concerns centered on rising oil prices, mounting inflationary pressures and the continued "measured pace" of interest rate increases from the

Federal Open Market Committee. Given this climate of uncertainty, investors consistently shunned the riskiest stocks as their risk appetite apparently faded.

     o  During the first half of the period, none of the three primary stock selection criteria for the Portfolio helped performance as all share classes underperformed the benchmark. The Mergent's Dividend Achievers(TM) Index underperformed the broader market, dividend-paying stocks underperformed non-dividend paying stocks and the multi-factor model was essentially flat or not predictive during the period. Valuation factors produced modest predictive power while earnings expectation factors were slightly negative. The forecast earnings to price, book to price, estimate momentum and earnings revisions up were individual factors that showed some predictive power while earnings revisions down and forecast estimate dispersion were negative. From a relative return perspective, the consumer non-cyclicals and finance sectors helped performance while the consumer cyclicals and technology sectors each hurt performance relative to the benchmark. The Portfolio's overweight positions in highly ranked Altria and John Nuveen contributed positively to relative performance. The avoidance of Sears, Apple Computer and Hewlett Packard, none of which are Dividend Achievers(TM), hurt relative performance.

     o  During the second half of the period, the Portfolio's objective to invest at least 80% of the portfolio in Dividend Achievers(TM) created headwinds for the Portfolio as the Mergent's Dividend Achievers(TM) Index
underperformed the Russell 1000 Value Index. All share classes of the Portfolio underperformed the benchmark. The drive for yield also led to a slight overweight in financials and a slight underweight in energy stocks which created additional pressure on the Portfolio's performance. The multi-factor model was generally predictive as both the valuation side and the earnings expectation side helped in stock selection throughout the period. The factors that were particularly powerful included estimate momentum, forecast earnings to price and forecast estimate dispersion. From a relative return perspective, the weakest sectors included the financial, energy and utility sectors.
Positions in the financials sector that hurt performance included Doral Corp and United Dominion Realty, both of which are Dividend Achievers(TM). The
Portfolio's position in the energy sector detracted from performance relative to the benchmark due to the performance of some stocks not held by the
Portfolio - namely Valero and Occidental Petroleum. The same was true in the utility sector where un-owned Texas Utilities surged. On a positive note, the technology sector, led by the avoidance of Lucent Technologies, helped offset some of the weakness.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE DIVIDEND
                                  ACHIEVERSTM
           PORTFOLIO AND THE RUSSELL 1000 VALUE INDEX FROM INCEPTION.

                                  [LINE CHART]

                 Institutional          Investor A     Russell 1000 Value Index
                 -------------          ----------     ------------------------
09/08/2004          $ 10,000              $ 9,425              $ 10,000
09/30/2004            9,960                9,387                10,026
12/31/2004            10,743               10,132                11,067
03/31/2005            10,549                9,932                11,077

                        FOR PERIOD ENDING MARCH 31, 2005

                             Average Annual Total Return
                                                                        From Inception
                                                                       ---------------
     Institutional Class                                                     5.49%
     Service Class                                                           5.14%
     Investor A Class (Load Adjusted)                                       (0.68)%
     Investor A Class (NAV)                                                  5.38%
     Investor B Class (Load Adjusted)                                        0.69%
     Investor B Class (NAV)                                                  5.19%
     Investor C Class (Load Adjusted)                                        4.06%
     Investor C Class (NAV)                                                  5.06%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON
9/8/04. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 41 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

8

                        DIVIDEND ACHIEVERSTM PORTFOLIO

FUND PROFILE

    Top Ten Holdings (% of long-term
              investments)
Exxon Mobil Corp.              6.4%
General Electric Co.           5.4
ChevronTexaco Corp.            4.4
Citigroup, Inc.                4.3
Bank of America Corp.          4.0
Altria Group, Inc.             3.1
SBC Communications, Inc.       2.0
McDonald's Corp.               1.9
Wells Fargo & Co.              1.9
Verizon Communications, Inc.   1.6
                               ---
     Total                     35.0%
                               =======

Top Ten Industries (% of long-term
          investments)
Oil & Gas              13.5%
Banks                  13.1
Manufacturing          10.4
Finance                 9.4
Real Estate             6.0
Insurance               5.9
Energy & Utilities      5.6
Telecommunications      5.4
Retail Merchandising    3.9
Tobacco                 3.5
                       ----
  Total                76.7%
                       ========

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,059.20        1,055.70        1,058.00        1,056.10        1,054.80
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       4.61            6.03            6.55           10.28           10.17

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,020.47        1,019.06        1,018.56        1,014.88        1,014.98
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       4.53            5.94            6.44           10.12           10.02

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.90%, 1.18%, 1.28%, 2.01%, and  1.99% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               9

                               LEGACY PORTFOLIO

Total Net Assets (3/31/05): $287.7 million

Performance Benchmark

     Russell 1000 Growth Index
Investment Approach

     Seeks to provide long-term growth of capital by normally investing at least 65% of its net assets in common and preferred stock and securities convertible into common and preferred stocks of mid- and large-capitalization companies. The Portfolio seeks to invest in fundamentally sound companies with strong management, superior earnings growth prospects and attractive valuations. The disciplined investment process uses a bottom-up stock selection approach as the primary driver of returns. The Portfolio emphasizes large companies that exhibit stable growth and accelerated earnings.

Recent Portfolio Management Activity

     o  On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. (BAI), acquired SSRM Holdings, Inc., the parent of State Street Research &
Management Company (SSRM), the investment adviser to the State Street Research mutual funds. In connection with the transaction, the BlackRock Legacy
Portfolio (the Portfolio) reorganized with the State Street Research Legacy
Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the Portfolio in exchange for shares of the Portfolio, which were then distributed to the SSR Fund shareholders. For periods prior to
January 31, 2005, the performance information shown reflects the performance of the SSR Fund, which had substantially similar investment goals and strategies as the Portfolio.

     o  Both Institutional and Investor A share classes of the Portfolio outperformed the benchmark for the semi-annual period, while all the other share classes underperformed the benchmark.

     o  US equity markets lost ground during the first quarter of 2005, as the
S&P 500 Index sustained its largest quarterly loss in two years, declining
2.2%. Investors became increasingly concerned about the impact that higher commodity prices might have on the economy and fear that inflationary pressures are on the rise. Market weakness during the first quarter was not enough to offset gains from the fourth quarter of 2004 as the S&P 500 Index gained 6.9%
during the six-month period. In this environment (for the 6-month period), mid-cap stocks outperformed their large- and small-cap counterparts, while value continued to outperform growth.

     o  In this environment, stock selection in energy, materials and financials drove Portfolio returns, while stock selection decisions in information technology and health care created a modest drag on performance relative to the benchmark.

     o  A diverse mix of names contributed positively to absolute and relative returns, as the Portfolio's gains were broad-based. The largest single contributor to relative returns during the period was agricultural biotechnology firm Monsanto within the materials sector.

     o  Energy related commodity prices remained elevated throughout the period, with crude oil prices nearing all time highs. The Portfolio benefited from its positions in oil and gas producers EOG Resources and Newfield
Exploration, as well as energy related holdings in the materials sector such as coal producer Consol Energy.

     o  Results within health care were mixed. While stock selection had a negative impact on the Portfolio during the period, our modest underweight position added value. The majority of the underperformance within the sector can be attributed to positions in Biogen and Elan Corp. PLC, which both fell due to the unexpected withdrawal of a major drug.

     o  Weak relative performance within technology was largely a result of stock selection. Our software holdings trailed those in the benchmark, as both
Symantec and Red Hat declined during the period. Additionally, our position in information storage and management firm EMC detracted from returns.

     o  The Portfolio currently favors more stable growth companies, and we increased our exposure to the household and personal product industry. However, we also identified new accelerating earnings opportunities within the technology sector based on company-specific fundamentals in both software services and hardware equipment suppliers. At the end of the period, relative to the Russell 1000 Growth Index, the Portfolio was overweight in consumer discretionary and energy, and underweight in consumer staples and health care.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LEGACY
          PORTFOLIO AND THE RUSSELL 1000 GROWTH INDEX FROM INCEPTION.

                                  [LINE CHART]

                 Institutional          Investor A     Russell 1000 Growth Index
                 -------------          ----------     -------------------------
12/31/1997          $ 10,000              $ 9,425               $ 10,000
03/31/1998            11,470               10,801                 11,515
06/30/1998            12,290               11,565                 12,038
09/30/1998            10,730               10,085                 10,944
12/31/1998            13,227               12,429                 13,871
03/31/1999            13,907               13,070                 14,752
06/30/1999            14,908               13,994                 15,320
09/30/1999            14,027               13,164                 14,759
12/31/1999            16,608               15,569                 18,470
03/31/2000            16,668               15,616                 19,786
06/30/2000            16,228               15,116                 19,252
09/30/2000            16,849               15,672                 18,217
12/31/2000            15,698               14,597                 14,328
03/31/2001            13,037               12,108                 11,334
06/30/2001            13,547               12,579                 12,288
09/30/2001            11,376               10,561                  9,903
12/31/2001            12,787               11,853                 11,402
03/31/2002            12,867               11,919                 11,107
06/30/2002            10,896               10,081                  9,033
09/30/2002            9,285                8,591                  7,674
12/31/2002            9,815                9,072                  8,223
03/31/2003            9,655                8,921                  8,135
06/30/2003            10,966               10,118                  9,299
09/30/2003            11,336               10,458                  9,663
12/31/2003            12,686               11,693                 10,669
03/31/2004            12,787               11,778                 10,753
06/30/2004            13,057               12,014                 10,961
09/30/2004            12,586               11,580                 10,388
12/31/2004            13,957               12,825                 11,341
03/31/2005            13,207               12,127                 10,878

                        FOR PERIOD ENDING MARCH 31, 2005

                                      Average Annual Total Return
                                             1 Year         3 Year          5 Year       From Inception
                                          ------------   ------------   -------------   ---------------
     Institutional Class                       3.29%          0.87%          (4.55)%          3.91%
     Service Class                             3.04%          0.60%          (4.92)%          3.55%
     Investor A Class (Load Adjusted)         (2.94)%        (1.39)%         (6.05)%          2.70%
     Investor A Class (NAV)                    2.96%          0.58%          (4.93)%          3.54%
     Investor B Class (Load Adjusted)         (2.24)%        (1.31)%         (5.99)%          2.79%
     Investor B Class (NAV)                    2.26%         (0.14)%         (5.61)%          2.79%
     Investor C Class (Load Adjusted)          1.26%         (0.14)%         (5.61)%          2.79%
     Investor C Class (NAV)                    2.26%         (0.14)%         (5.61)%          2.79%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 12/31/97; INVESTOR A
SHARES, 12/31/97; INVESTOR C SHARES, 12/31/97; INVESTOR B SHARES, 1/1/99;  AND
SERVICE SHARES, 1/28/05. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 41 FOR
FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

10

                               LEGACY PORTFOLIO

FUND PROFILE

    Top Ten Holdings (% of long-term
              investments)
General Electric Co.            3.9%
Johnson & Johnson               3.9
Microsoft Corp.                 3.7
Yahoo!, Inc                     3.3
Novartis AG - ADR               3.0
UniterHealth Group, Inc.        2.9
Intel Corp.                     2.9
Tyco International Ltd. - ADR   2.8
The Procter & Gamble Co.        2.6
Target Corp.                    2.6
                                ---
     Total                      31.6%
                                =======

    Top Ten Industries (% of long-term
               investments)
Computer Software & Services     15.1%
Manufacturing                    12.5
Retail Merchandising              7.2
Medical Instruments & Supplies    7.2
Pharmaceuticals                   7.1
Medical & Medical Services        6.9
Finance                           6.7
Broadcasting                      4.6
Oil & Gas                         4.2
Entartainment & Leisure           4.1
                                 ----
     Total                       75.6%
                                 ========

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00   $  1,000.00      $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,049.30   993. 00              1,042.20        1,043.60        1,043.60
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       5.06         2.29               6.43           10.14           10.14

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,020.00        1,022.68        1,018.64        1,014.95        1,014.95
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       5.00            2.32            6.36           10.05           10.05

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.99%, 1.35%, 1.26%, 1.99%, and  1.99% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) and 62/365 for the Service share class (to reflect the period the class was open during the one-half year period).

                                                                              11

                        MID-CAP VALUE EQUITY PORTFOLIO

Total Net Assets (3/31/05): $706.1 million

Performance Benchmark

     Russell Midcap Value Index

Investment Approach

     Seeks long-term capital appreciation by investing primarily in mid-capitalization stocks believed by the Portfolio management team to be worth more than is indicated by current market price. The Portfolio normally invests at least 80% of assets in equity securities issued by US mid-capitalization value companies (market capitalizations between $1 billion and $10 billion).
The Portfolio management team uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.
Recent Portfolio Management Activity

     o  On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. (BAI), acquired SSRM Holdings, Inc., the parent of State Street Research &
Management Company (SSRM), the investment adviser to the State Street Research mutual funds. In connection with the transaction, the Portfolio reorganized with the State Street Research Mid Cap Value Fund (the SSR Fund). The SSR Fund
transferred substantially all of its assets and liabilities to the Portfolio in exchange for shares of the Portfolio, which were then distributed to the SSR
Fund shareholders. For periods prior to January 31, 2005, the performance information shown reflects the performance of the SSR Fund, which had similar investment goals and strategies as the Portfolio.

     o  All share classes of the Portfolio underperformed the benchmark for the semi-annual period.

     o  US equity markets lost ground during the first quarter of 2005, as the
S&P 500 Index sustained its largest quarterly loss in two years, declining
2.2%. Investors became increasingly concerned about the impact that higher commodity prices might have on the economy and feared that inflationary pressures may be on the rise. Market weakness during the first quarter was not enough to offset gains from the fourth quarter of 2004, as the S&P 500 Index gained 6.9% during the six-month period. In this environment, mid-cap stocks outperformed their large- and small-cap counterparts, while value stocks continued to outperform growth stocks.

     o  Within the Portfolio's benchmark, the Russell Midcap Value Index, all major sectors posted positive returns for the six-month period. During the period, the Portfolio's underweight in financial stocks aided return comparisons. However, these gains were offset by disappointing results from
Portfolio holdings in the health care and consumer discretionary sectors.

     o  An underweight contributed to outperformance versus the benchmark in the financials sector. Specifically, the Portfolio continued to be underweight real estate investment trusts (REITs) and commercial banks, both of which underperformed during the period covered by this report. In addition, strong stock selection among investment management and capital markets stocks contributed positively to sector returns.

     o  An overweight in pharmaceuticals and an underweight in health care providers contributed to the Portfolio's underperformance in the health care sector. In addition, stock selection in the consumer discretionary sector proved to be a significant detractor from relative returns during the period.
Weakness within the sector was primarily the result of underperformance in select media stocks held in the Portfolio.

     o  Our investment approach is driven by our focus on adding value through bottom-up fundamental research. As a result, portfolio positioning and corresponding sector weights relative to the Portfolio's benchmark are largely determined by stock selection. At the end of the period, the Portfolio reduced its underweight in the consumer staples sector, and increased its underweights in financials and telecommunication services.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP VALUE
                                EQUITY PORTFOLIO
           AND THE RUSSELL MIDCAP VALUE INDEX FOR THE PAST TEN YEARS.

                                  [LINE CHART]

                 Institutional          Investor A     Russell Midcap Value Index
                 -------------          ----------     --------------------------
03/31/1995          $ 10,000              $ 9,424               $ 10,000
06/30/1995            10,745               10,120                 10,867
09/30/1995            11,515               10,838                 11,729
12/31/1995            12,020               11,297                 12,262
03/31/1996            12,640               11,881                 12,947
06/30/1996            13,197               12,388                 13,196
09/30/1996            13,830               12,984                 13,576
12/31/1996            15,094               14,151                 14,746
03/31/1997            15,294               14,330                 14,997
06/30/1997            16,860               15,789                 16,886
09/30/1997            18,983               17,767                 19,040
12/31/1997            19,295               18,049                 19,814
03/31/1998            21,720               20,306                 21,794
06/30/1998            21,657               20,234                 21,234
09/30/1998            18,345               17,141                 18,334
12/31/1998            20,376               19,026                 20,822
03/31/1999            19,709               18,391                 20,174
06/30/1999            21,690               20,227                 22,430
09/30/1999            19,424               18,102                 20,044
12/31/1999            19,812               18,439                 20,801
03/31/2000            19,927               18,545                 21,011
06/30/2000            19,612               18,227                 20,658
09/30/2000            21,900               20,351                 22,652
12/31/2000            25,021               23,232                 24,792
03/31/2001            25,267               23,444                 23,916
06/30/2001            28,220               26,154                 25,601
09/30/2001            23,647               21,912                 22,644
12/31/2001            29,629               27,429                 25,368
03/31/2002            32,266               29,858                 27,372
06/30/2002            29,123               26,927                 26,092
09/30/2002            22,191               20,499                 21,407
12/31/2002            23,772               21,950                 22,920
03/31/2003            21,579               19,898                 21,991
06/30/2003            26,149               24,069                 25,926
09/30/2003            27,642               25,437                 27,466
12/31/2003            32,137               29,539                 31,645
03/31/2004            34,218               31,447                 33,337
06/30/2004            35,258               32,376                 33,914
09/30/2004            35,407               32,479                 34,502
12/31/2004            39,717               36,422                 39,147
03/31/2005            39,544               36,228                 39,450

                        FOR PERIOD ENDING MARCH 31, 2005

                                 Average Annual Total Return
                                             1 Year       3 Year        5 Year       10 Year
                                          -----------   ----------   -----------   -----------
     Institutional Class                      15.56%        7.01%        14.69%        14.74%
     Service Class                            15.17%        6.65%        14.32%        14.41%
     Investor A Class (Load Adjusted)          8.55%        4.58%        12.99%        13.74%
     Investor A Class (NAV)                   15.20%        6.66%        14.33%        14.41%
     Investor B Class (Load Adjusted)          9.87%        4.87%        13.30%        13.57%
     Investor B Class (NAV)                   14.37%        5.92%        13.55%        13.57%
     Investor C Class (Load Adjusted)         13.36%        5.93%        13.56%        13.60%
     Investor C Class (NAV)                   14.36%        5.93%        13.56%        13.60%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 8/25/86; INSTITUTIONAL
SHARES, 6/1/93; INVESTOR C SHARES, 6/1/93; INVESTOR B SHARES, 1/1/99;  AND
SERVICE SHARES, 1/28/05; . SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 41 FOR
FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

12

                        MID-CAP VALUE EQUITY PORTFOLIO

FUND PROFILE

  Top Ten Holdings (% of long-term investments)
Ashland, Inc.                           1.9%
Public Service Enterprise Group, Inc.   1.8
York International Corp.                1.8
Brunswick Corp.                         1.8
Radian Group, Inc.                      1.8
NCR Corp.                               1.8
EOG Resources, Inc.                     1.7
Federated Department Stores, Inc.       1.7
Owens-Illinois, Inc.                    1.7
ITT Industries, Inc.                    1.7

                                        ---
     Total                              17.7%
                                        =======

   Top Ten Industries (% of long-term
              investments)
Manufacturing                 14.4%
Insurance                     7.3
Oil & Gas                     7.3
Finance                       6.9
Computer & Office Equipment   5.5
Banks                         5.4
Retail Merchandising          5.3
Energy & Utilities            5.2
Containers                    4.9
Chemicals                     3.5
                              ---
     Total                    65.7%
                              ========

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,116.90        1,115.00        1,115.40        1,110.70        1,110.80
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       5.28            2.25            6.75           10.47           10.47

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,019.95        1,022.85        1,018.54        1,014.95        1,014.95
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       5.05            2.15            6.46           10.05           10.05

 For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.00%, 1.25%, 1.28%, 1.99%,  and 1.99% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) and 62/365 for the Service share class (to reflect the period the class was open during the one-half year period).

For the period October 1, 2004 through January 31, 2005, the "Actual Expenses"
table reflects the expenses of the State Street Research Mid-Cap Value Fund prior to its reorganization with the Portfolio on that date. Restated to reflect the Portfolio's current expenses for the entire semi-annual period, (i)
"Ending Account Value" on March 31, 2005 would have been $1,115.40 for Investor
A Class shares,  and (ii) "Expenses Incurred During Period" for the period
October 1, 2004 through March 31, 2005 would have been $6.59 for Investor A
Class shares.  "Ending Account Value" and "Expenses Incurred During Period"
would have been the same for Institutional Class, Service Class, Investor B
Class and Investor C Class.

                                                                              13

                        MID-CAP GROWTH EQUITY PORTFOLIO

Total Net Assets (3/31/05): $457.8 million

Performance Benchmark

     Russell Midcap Growth Index
Investment Approach
     Seeks long-term capital appreciation by investing in mid-capitalization stocks that the portfolio management team believes have above-average earnings growth potential. The Portfolio normally invests at least 80% of assets in equity securities issued by U.S. mid-capitalization growth companies (market capitalization between $1 billion and $10 billion). The management team would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The portfolio management team uses a bottom up investment style selecting securities based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management's abilities).
Recent Portfolio Management Activity

     o  On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. (BAI), acquired SSRM Holdings, Inc., the parent of State Street Research &
Management Company (SSRM), the investment adviser to the State Street Research mutual funds. In connection with the transaction, the BlackRock Mid-Cap Growth
Equity Portfolio (the Portfolio) reorganized with the State Street Research Mid
Cap Growth Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the Portfolio in exchange for shares of the
Portfolio, which were then distributed to the SSR Fund shareholders.

     o  All share classes of the Portfolio underperformed the benchmark for the semi-annual period.

     o  US equity markets lost ground during the first quarter of 2005, as the
S&P 500 Index sustained its largest quarterly loss in two years, declining
2.2%. Investors became increasingly concerned about the impact that higher commodity prices might have on the economy and feared that inflationary pressures may be on the rise. Market weakness during the first quarter was not enough to offset gains from the fourth quarter of 2004 as the S&P 500 Index gained 6.9% during the six-month period. Mid- capitalization growth stocks surged higher in the fourth quarter led by technology stocks. The market reversed course in the first quarter of 2005, with growth stocks performing relatively poorly, though mid- capitalization stocks outperformed large- and small- capitalization stocks during this period.

     o  The Portfolio appreciated significantly during this period, with the sharp fourth quarter rise overshadowing the negative returns in the first quarter. The Portfolio trailed the benchmark, however, due to weak stock selection in the health care sector.

     o  The Portfolio's allocation to biotechnology proved to be the largest impediment during the period. Several of its holdings, most notably Biogen Idec and OSI Pharmaceuticals, declined significantly during the quarter. The
Portfolio's investments in the consumer discretionary and industrials sector, also negatively affected the Portfolio.

     o  Strong stock selection in energy contributed favorably to the
Portfolio's relative performance. Rising oil prices have boosted the energy sector, causing a 15% gain within the benchmark. Two of the top current holdings in the Portfolio, EOG Resources Inc. and Newfield Exploration Co.
benefited from positive oil demand trends and continued exploration success.
Holdings in the information technology sector also produced profits for the
Portfolio during this period.

     o  Our investment approach is driven by our focus on adding value through bottom-up fundamental research. As a result, Portfolio positioning and corresponding sector weights relative to the benchmark are largely determined by stock selection. As of the end of the period, we have increased the
Portfolio's information technology exposure while decreasing its allocation to health care and consumer discretionary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP GROWTH
                                EQUITY PORTFOLIO
              AND THE RUSSELL MIDCAP GROWTH INDEX FROM INCEPTION.

                                   [LINE CHART]

                 Institutional          Investor A     Russell Midcap Growth Index
                 -------------          ----------     ---------------------------
12/27/1996          $ 10,000              $ 9,425               $ 10,000
12/31/1996            10,040                9,463                 10,009
03/31/1997            8,930                8,407                  9,644
06/30/1997            10,570                9,934                 11,063
09/30/1997            12,200               11,442                 12,612
12/31/1997            11,521               10,802                 12,265
03/31/1998            12,963               12,133                 13,729
06/30/1998            13,135               12,285                 13,721
09/30/1998            11,218               10,478                 11,430
12/31/1998            14,093               13,141                 14,456
03/31/1999            16,050               14,957                 14,951
06/30/1999            18,058               16,801                 16,508
09/30/1999            19,288               17,923                 15,682
12/31/1999            31,151               28,920                 21,874
03/31/2000            37,868               35,115                 26,494
06/30/2000            34,322               31,767                 24,531
09/30/2000            36,964               34,166                 25,151
12/31/2000            27,667               25,545                 19,305
03/31/2001            20,360               18,789                 14,462
06/30/2001            20,852               19,200                 16,802
09/30/2001            16,002               14,723                 12,131
12/31/2001            18,865               17,331                 15,414
03/31/2002            18,673               17,147                 15,142
06/30/2002            15,660               14,354                 12,377
09/30/2002            12,947               11,849                 10,251
12/31/2002            13,481               12,321                 11,191
03/31/2003            13,545               12,382                 11,189
06/30/2003            15,810               14,415                 13,288
09/30/2003            16,173               14,723                 14,239
12/31/2003            18,074               16,448                 15,971
03/31/2004            19,442               17,680                 16,743
06/30/2004            19,677               17,845                 16,919
09/30/2004            18,715               16,962                 16,186
12/31/2004            20,894               18,933                 18,443
03/31/2005            20,467               18,522                 18,135

                        FOR PERIOD ENDING MARCH 31, 2005

                                     Average Annual Total Return
                                             1 Year        3 Year         5 Year        From Inception
                                          ------------   ----------   --------------   ---------------
     Institutional Class                       5.28%         3.11%         (11.58)%          9.06%
     Service Class                             5.11%         2.86%         (11.80)%          8.76%
     Investor A Class (Load Adjusted)         (1.31)%        0.60%         (13.05)%          7.75%
     Investor A Class (NAV)                    4.76%         2.61%         (12.01)%          8.53%
     Investor B Class (Load Adjusted)         (0.49)%        0.74%         (12.86)%          7.77%
     Investor B Class (NAV)                    4.01%         1.88%         (12.64)%          7.77%
     Investor C Class (Load Adjusted)          3.01%         1.88%         (12.59)%          7.77%
     Investor C Class (NAV)                    4.01%         1.88%         (12.59)%          7.77%

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A,
INVESTOR B AND INVESTOR C SHARES WAS 12 /27/96. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 41 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

14

                        MID-CAP GROWTH EQUITY PORTFOLIO

FUND PROFILE

    Top Ten Holdings (% of long-term investments)
EOG Resources, Inc.                         3.1%
Nextel Partners, Inc. - Class A             2.3
Community Health Systems, Inc.              2.0
Williams-Sonoma, Inc.                       2.0
Starwood Hotels & Resorts Worldwide, Inc.   1.9
Amdocs Ltd.                                 1.9
Caremark Rx, Inc.                           1.9
Avid Technology, Inc.                       1.9
Adobe Systems, Inc.                         1.9
CONSOL Energy, Inc.                         1.8
                                            ---
     Total                                  20.7%
                                            =======

     Top Ten Industries (% of long-term
                investments)
Computer Software & Services       11.9%
Retail Merchandising               11.7
Telecommunications                 11.1
Medical & Medical Services          7.8
Oil & Gas                           6.9
Medical Instruments & Supplies      6.8
Entertainment & Leisure             5.6
Metal & Mining                      4.7
Business Services                   4.5
Semiconductors & Related Devices    4.2
                                   ----
     Total                         75.2%
                                   ========

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,093.60        1,094.60        1,092.00        1,087.80        1,087.80
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       6.40            7.97            8.06           11.99           11.99

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,018.81        1,017.30        1,017.20        1,013.37        1,013.37
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       6.19            7.70            7.80           11.63           11.63

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.23%, 1.53%, 1.55%, 2.31%, and 2.31% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              15

                               AURORA PORTFOLIO

Total Net Assets (3/31/05): $3.1 billion

Performance Benchmark

     Russell 2500 Value Index

Investment Approach

     Seeks high total return, consisting principally of capital appreciation by investing at least 80% of its net assets in small- and mid-capitalization common and preferred stocks and securities convertible into common and preferred stock. The Portfolio considers issuers of small- and mid-capitalization value stocks to be companies that are comparable in size to the companies in the Russell 2500 Value Index or a similar index. In choosing among small- and mid-capitalization stocks, the management team takes a value approach, searching for those companies that appear to be trading below their true worth.
Recent Portfolio Management Activity

     o  On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. (BAI), acquired SSRM Holdings, Inc., the parent of State Street Research &
Management Company (SSRM), the investment adviser to the State Street Research mutual funds. In connection with the transaction, the BlackRock Aurora
Portfolio (the Portfolio) reorganized with the State Street Research Aurora
Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the Portfolio in exchange for shares of the Portfolio, which were then distributed to the SSR Fund shareholders. For periods prior to
January 31, 2005, the performance information shown reflects the performance of the SSR Fund, which had substantially similar investment goals and strategies as the Portfolio. The SSR Fund's benchmark was the Russell 2000 Value Index while the Portfolio's benchmark is the Russell 2500 Value Index.

     o  The Institutional, Investor A, B and C share classes of the Portfolio underperformed the benchmark for the semi-annual period.

     o  The Service share class of the Portfolio outperformed the benchmark for the semi-annual period.

     o  US equity markets lost ground during the first quarter of 2005, as the
S&P 500 Index sustained its largest quarterly loss in two years, declining
2.2%. Investors became increasingly concerned about the impact that higher commodity prices might have on the economy and fear that inflationary pressures are on the rise. Market weakness during the first quarter was not enough to offset gains from the fourth quarter of 2004 as the S&P 500 Index gained 6.9%
during the six-month period. In this environment, mid-capitalization stocks outperformed their large- and small-capitalization counterparts, while value stocks continued to outperform growth stocks.

     o  Within the Portfolio's benchmark, the Russell 2500 Value Index, all major sectors posted positive returns for the period. During the period, the
Portfolio's holdings in the financials, consumer discretionary and energy sectors aided relative returns. However, these gains were offset by relative weakness in the information technology, industrials and materials sectors.

     o  The combined effects of stock selection and an underweight contributed to performance versus its benchmark in the financials sector. The Portfolio continued to be underweight real estate investment trusts (REITs) and commercial banks, both of which underperformed. In consumer discretionary, select gaming and specialty retail stocks aided relative returns. In addition, energy proved to be the strongest performing sector during the period. Stock selection, particularly among oil and gas companies, and an overweight in equipment and services stocks, contributed to relative gains.

     o  Information technology was among the weakest performing sectors in the benchmarks during the period. Stock selection within the sector was a detractor from return comparisons relative to the benchmark, primarily due to exposure to equipment and instrument manufacturers and IT services companies/stocks. Stock selection in the industrials sector also proved to be a drag on performance as portfolio holdings in the air freight and electrical equipment industries underperformed. In materials, disappointing results from select chemical and containers and packaging companies/stocks negatively impacted relative returns.

     o  Our investment approach is driven by our focus on adding value through bottom-up fundamental research. As a result, portfolio positioning and corresponding sector weights relative to the benchmarks are largely determined by stock selection. At the end of the period, the Portfolio held a reduced overweight in the information technology and industrials sectors versus its benchmarks, a reduced underweight in the financials sector and an increased overweight in health care.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE AURORA PORTFOLIO,
THE RUSSELL 2000 VALUE INDEX AND THE RUSSELL 2500 VALUE INDEX FOR THE PAST TEN
                                    YEARS.

                                                [LINE CHART]

                 Institutional          Investor A     Russell 2000 Value Index     Russell 2500 Value Index
                 -------------          ----------     ------------------------     ------------------------
03/31/1995          $ 10,000              $ 9,422              $ 10,000                     $ 10,000
06/30/1995            10,624               10,000                10,878                       10,889
09/30/1995            11,401               10,723                11,783                       11,759
12/31/1995            11,805               11,098                12,126                       12,211
03/31/1996            13,351               12,542                12,658                       12,763
06/30/1996            15,503               14,556                13,175                       13,155
09/30/1996            16,411               15,400                13,371                       13,562
12/31/1996            18,520               17,375                14,717                       14,922
03/31/1997            19,202               17,992                14,680                       15,043
06/30/1997            23,157               21,677                16,896                       17,176
09/30/1997            28,408               26,596                19,074                       19,314
12/31/1997            27,222               25,479                19,395                       19,861
03/31/1998            30,257               28,299                21,016                       21,756
06/30/1998            28,174               26,337                20,257                       20,977
09/30/1998            21,524               20,100                16,637                       17,522
12/31/1998            23,152               21,607                18,148                       19,479
03/31/1999            22,062               20,581                16,389                       17,920
06/30/1999            27,029               25,193                19,101                       20,791
09/30/1999            26,518               24,700                17,609                       18,994
12/31/1999            31,002               28,857                17,879                       19,770
03/31/2000            34,300               31,846                18,561                       20,692
06/30/2000            36,921               34,223                18,923                       20,569
09/30/2000            40,922               37,900                20,311                       21,985
12/31/2000            42,732               39,541                21,958                       23,880
03/31/2001            43,964               40,659                22,172                       23,409
06/30/2001            49,268               45,529                24,752                       25,746
09/30/2001            40,659               37,530                21,451                       22,539
12/31/2001            49,629               45,798                25,037                       26,205
03/31/2002            54,332               50,102                27,438                       28,437
06/30/2002            49,298               45,359                26,856                       27,444
09/30/2002            37,639               34,586                21,138                       22,401
12/31/2002            39,982               36,737                22,179                       23,621
03/31/2003            37,187               34,145                21,052                       22,495
06/30/2003            45,407               41,664                25,836                       27,282
09/30/2003            50,137               45,965                27,832                       29,403
12/31/2003            60,047               55,004                32,387                       34,234
03/31/2004            62,708               57,398                34,628                       36,348
06/30/2004            64,265               58,779                34,922                       36,534
09/30/2004            61,544               56,258                34,974                       36,624
12/31/2004            69,227               63,227                39,592                       41,619
03/31/2005            66,979               61,134                38,017                       40,735

                        FOR PERIOD ENDING MARCH 31, 2005

                                 Average Annual Total Return
                                            1 Year       3 Year        5 Year       10 Year
                                          ----------   ----------   -----------   -----------
     Institutional Class                      6.81%        7.23%        14.32%        20.95%
     Service Class                            6.76%        6.94%        13.98%        20.59%
     Investor A Class (Load Adjusted)         0.38%        4.77%        12.59%        19.85%
     Investor A Class (NAV)                   6.51%        6.86%        13.93%        20.56%
     Investor B Class (Load Adjusted)         1.46%        5.06%        12.90%        19.68%
     Investor B Class (NAV)                   5.77%        6.10%        13.14%        19.68%
     Investor C Class (Load Adjusted)         4.78%        6.11%        13.13%        19.68%
     Investor C Class (NAV)                   5.74%        6.11%        13.13%        19.68%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 2/13/95; INVESTOR A
SHARES, 2/13/95; INVESTOR C SHARES, 2/13/95; INVESTOR B SHARES, 1/1/99; AND
SERVICE SHARES, 1/28/05. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 41 FOR
FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

16

                               AURORA PORTFOLIO

FUND PROFILE

Top Ten Holdings (% of long-term investments)
Federated Department Stores, Inc.   1.5%
Kerr-McGee Corp.                    1.5
Ball Corp.                          1.4
Saks, Inc.                          1.3
BJ's Wholesale Club, Inc.           1.2
Allmerica Financial Corp.           1.1
Bausch & Lomb, Inc.                 1.1
Radian Group, Inc.                  1.1
Triad Hospitals, Inc.               1.1
Affiliated Managers Group, Inc.     1.1
                                    ---
     Total                          12.4%
                                    =======

    Top Ten Industries (% of long-term
               investments)
Retail Merchandising             8.1%
Insurance                         7.8
Manufacturing                     7.0
Medical & Medical Services        6.2
Computer & Software Services      5.1
Banks                             5.1
Medical Instruments & Supplies    4.7
Oil & Gas                         4.5
Aerospace                         4.3
Containers                        4.2
                                 ----
     Total                       57.0
                                 ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,088.30        1,027.50        1,086.70        1,083.00        1,082.80
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       5.78            2.45            7.23           10.96           10.96

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,019.40        1,022.56        1,017.98        1,014.35        1,014.35
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       5.60            2.44            7.02           10.65           10.65

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.11%, 1.42%, 1.39%, 2.11%,  and 2.11% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) and 62/365 for the Service share class (to reflect the period the class was open during the one-half year period).

                                                                              17

                        SMALL/MID-CAP GROWTH PORTFOLIO

Total Net Assets (3/31/05): $317.5 million

Performance Benchmark

     Russell 2500 Growth Index
Investment Approach
     Seeks to provide growth of capital by investing at least 80% of its total assets in small-capitalization and mid-capitalization companies. The Portfolio views small- and mid-capitalization companies as those that are less mature and appear to have the potential for rapid growth. The fund generally defines small- and mid-capitalization companies as those that have similar market capitalizations to those in the Russell 2500 Growth Index or a similar index.
The management team uses research to identify potential investments, examining such features as a company's financial condition, business prospects, competitive position and business strategy.
Recent Portfolio Management Activity

     o  On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. (BAI), acquired SSRM Holdings, Inc., the parent of State Street Research &
Management Company (SSRM), the investment adviser to the State Street Research mutual funds. In connection with the transaction, the BlackRock Small/Mid-Cap
Growth Portfolio (the Portfolio) reorganized with the State Street Research
Emerging Growth Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the Portfolio in exchange for shares of the
Portfolio, which were then distributed to the SSR Fund shareholders. For periods prior to January 31, 2005, the performance information shown reflects the performance of the SSR Fund, which had substantially similar investment goals and strategies as the Portfolio. The SSR Fund's benchmark was the Russell
2000 Growth Index while the Portfolio's benchmark is the Russell 2500 Growth
Index.

     o  The Institutional, Investor A, B and C share classes of the Portfolio underperformed the benchmark for the semi-annual period.  The Service share class of the Portfolio outperformed the benchmark for the semi-annual period.

     o  US equity markets lost ground during the first quarter of 2005, as the
S&P 500 Index sustained its largest quarterly loss in two years, declining
2.2%. Investors became increasingly concerned about the impact that higher commodity prices might have on the economy and fear that inflationary pressures are on the rise. Market weakness during the first quarter was not enough to offset gains from the fourth quarter of 2004 as the S&P 500 Index gained 6.9%
during the six-month period. Small to mid- capitalization growth stocks surged higher in the fourth quarter led by technology stocks. The market reversed course in the first quarter of 2005, with small- to mid-cap growth stocks performing very poorly.

     o  The Portfolio appreciated significantly during this period, with the sharp fourth quarter rise overshadowing the negative returns in the first quarter. The Portfolio posted excellent relative returns in the health care and materials sectors, but significantly lagged the benchmark within information technology.

     o  In health care, the Portfolio's stock selection was especially successful in the health care providers and services industry. The shares of
Community Health Systems and Lifepoint Hospitals appreciated significantly, and our overweight position in this industry also added value. Stock selection in the volatile biotechnology sector also contributed favorably during the period.
The Portfolio's exposure to increased pricing in the coal industry produced outperformance in the materials sector.

     o  Stock selection within the information technology sector was the major detractor during the period. Internet-related holdings caused the biggest shortfall in the Portfolio, as stocks such as Ask Jeeves and Autobytel fell sharply. In addition, an overweight position and stock selection in communications equipment hurt the Portfolio.

     o  Our investment approach is driven by our focus on adding value through bottom-up fundamental research. As a result, Portfolio positioning and corresponding sector weights relative to the benchmark are largely determined by stock selection. At the end of the period, the Portfolio increased its industrials and energy exposure while decreasing its allocation to health care.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL/MID-CAP
                                     GROWTH
PORTFOLIO, THE RUSSELL 2000 GROWTH INDEX AND THE RUSSELL 2500 GROWTH INDEX FOR
                              THE PAST TEN YEARS.

                                                 [LINE CHART]

                 Institutional          Investor A     Russell 2000 Growth Index     Russell 2500 Growth Index
                 -------------          ----------     -------------------------     -------------------------
03/31/1995          $ 10,000              $ 9,427               $ 10,000                      $ 10,000
06/30/1995            10,665               10,034                 10,992                        10,838
09/30/1995            11,814               11,100                 12,242                        12,043
12/31/1995            11,463               10,767                 12,423                        12,253
03/31/1996            11,983               11,260                 13,136                        13,110
06/30/1996            13,482               12,658                 13,904                        13,780
09/30/1996            13,833               12,978                 13,785                        13,970
12/31/1996            14,415               13,506                 13,822                        14,100
03/31/1997            13,737               12,888                 12,372                        12,972
06/30/1997            16,620               15,572                 14,544                        15,080
09/30/1997            20,521               19,208                 17,005                        17,589
12/31/1997            18,710               17,504                 15,611                        16,181
03/31/1998            21,695               20,282                 17,466                        17,984
06/30/1998            19,429               18,142                 16,463                        17,107
09/30/1998            14,400               13,451                 12,782                        13,308
12/31/1998            18,097               16,875                 15,805                        16,682
03/31/1999            17,368               16,181                 15,539                        16,506
06/30/1999            20,285               18,878                 17,831                        19,280
09/30/1999            18,661               17,364                 16,955                        18,611
12/31/1999            27,593               25,676                 22,616                        25,937
03/31/2000            30,991               28,814                 24,717                        29,865
06/30/2000            28,140               26,149                 22,894                        27,802
09/30/2000            27,312               25,360                 21,985                        26,984
12/31/2000            23,542               21,819                 17,544                        21,764
03/31/2001            19,631               18,192                 14,876                        17,429
06/30/2001            24,000               22,220                 17,550                        21,136
09/30/2001            19,192               17,715                 12,622                        15,413
12/31/2001            23,941               22,049                 15,924                        19,406
03/31/2002            23,841               21,953                 15,612                        18,832
06/30/2002            20,389               18,822                 13,162                        15,700
09/30/2002            18,075               16,665                 10,330                        12,707
12/31/2002            17,955               16,532                 11,105                        13,759
03/31/2003            17,776               16,360                 10,674                        13,319
06/30/2003            22,584               20,770                 13,252                        16,345
09/30/2003            24,160               22,201                 14,639                        17,974
12/31/2003            27,572               25,313                 16,495                        20,132
03/31/2004            30,065               27,604                 17,416                        21,240
06/30/2004            28,509               26,153                 17,432                        21,268
09/30/2004            24,918               22,831                 16,385                        20,076
12/31/2004            28,290               25,905                 18,855                        23,069
03/31/2005            27,252               24,931                 17,569                        22,071

                        FOR PERIOD ENDING MARCH 31, 2005

                                   Average Annual Total Return
                                              1 Year        3 Year         5 Year        10 Year
                                          -------------   ----------   -------------   -----------
     Institutional Class                      (9.36)%        4.56%         (2.54)%        10.55%
     Service Class                            (9.61)%        4.36%         (2.84)%        10.22%
     Investor A Class (Load Adjusted)         (14.86)%        2.30%         (3.99)%         9.57%
     Investor A Class (NAV)                   (9.68)%        4.33%         (2.85)%        10.21%
     Investor B Class (Load Adjusted)         (14.30)%        2.47%         (3.80)%         9.46%
     Investor B Class (NAV)                   (10.26)%        3.57%         (3.48)%         9.46%
     Investor C Class (Load Adjusted)         (11.21)%        3.63%         (3.46)%         9.48%
     Investor C Class (NAV)                   (10.31)%        3.63%         (3.46)%         9.48%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 10/4/93; INVESTOR A
SHARES, 2/1/94; INVESTOR C SHARES, 2/1/94; INVESTOR B SHARES, 1/1/99 AND
SERVICE SHARES, 1/28/05. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 41 FOR
FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

18

                        SMALL/MID-CAP GROWTH PORTFOLIO

FUND PROFILE

 Top Ten Holdings (% of long-term investments)
Affiliated Managers Group, Inc.        3.2%
Navigant Consulting, Inc.              2.4
LifePoint Hospitals, Inc.              2.2
Community Health Systems, Inc.         2.0
UCBH Holdings, Inc.                    2.0
CapitalSource, Inc.                    2.0
Pride International, Inc.              2.0
Digitas, Inc.                          2.0
Advanced Medical Optics, Inc.          1.9
RARE Hospitality International, Inc.   1.9
                                       ---
     Total                             21.6%
                                       =======

     Top Ten Industries (% of long-term
                investments)
Computer Software & Services       12.5%
Medical & Medical Services         10.8
Business Services                   8.7
Telecommunications                  7.8
Finance                             7.3
Medical Instruments & Supplies      7.2
Retail Merchandising                6.4
Oil & Gas                           5.9
Semiconductors & Related Devices    4.8
Banks                               4.6
                                   ----
     Total                         76.0%
                                   ========

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,093.70        1,020.30        1,092.00        1,088.50        1,088.30
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       5.74            2.32            7.25           10.93           10.93

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,019.45        1,022.68        1,017.98        1,014.40        1,014.40
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       5.55            2.32            7.02           10.60           10.60

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.10%, 1.35%, 1.39%, 2.10%, and 2.10% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) and 62/365 for the Service share class (to reflect the period the class was open during the one-half year period).

For the period October 1, 2004 through January 31, 2005, the "Actual Expenses"
table reflects the expenses of the State Street Research Emerging Growth Fund prior to its reorganization with the Portfolio on that date. Restated to reflect the Portfolio's current expenses for the entire semi-annual period, (i)
"Ending Account Value" on March 31, 2005 would have been $1,092.00 for Investor
A Class shares, and (ii) "Expenses Incurred During Period" for the period
October 1, 2004 through March 31, 2005 would have been $7.04 for Investor A
Class shares.  "Ending Account Value" and "Expenses Incurred During Period"
would have been the same for Institutional Class, Service Class, Investor B
Class and Investor C Class.

                                                                              19

                       SMALL CAP VALUE EQUITY PORTFOLIO

Total Net Assets (3/31/05): $129.9 million

Performance Benchmark

     Russell 2000 Value Index

Investment Approach

     Seeks long-term capital appreciation by investing in small capitalization stocks of companies believed by the portfolio manager to be worth more than is indicated by current market price. The Portfolio normally invests at least 80%
of its net assets in equity securities issued by U.S. small capitalization value companies (market capitalizations under $2 billion). The portfolio manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

Recent Portfolio Management Activity

     o  All share classes of the Portfolio outperformed the benchmark for the semi-annual period.

     o  US equity markets lost ground during the first quarter of 2005, as the
S&P 500 Index sustained its largest quarterly loss in two years, declining
2.2%. Investors became increasingly concerned about the impact that higher commodity prices might have on the economy and fear that inflationary pressures are on the rise. Market weakness during the first quarter was not enough to offset gains from the fourth quarter of 2004 as the S&P 500 Index gained 6.9%
during the six-month period. In this environment (for the six-month period), mid-capitalization stocks outperformed their large- and small-capitalization counterparts, while value stocks continued to outperform growth stocks.

     o  Within the Portfolio's benchmark, the Russell 2000 Value Index, all major sectors posted positive returns for the six-month period. During the period, the Portfolio's holdings in the financials, industrials and health care sectors aided returns, more than offsetting weakness as a result of a relative underweight in energy.

     o  The combined effects of stock selection and an underweight contributed to relative outperformance in the financials sector. The Portfolio continued to be underweight real estate investment trusts (REITs), which underperformed during the period. In addition, strength among select insurance names also contributed to sector return comparisons. In industrials, the Portfolio benefited from strong stock selection, particularly among industrial conglomerates, which appreciated significantly during the period. Gains among equipment and supply manufacturers contributed to relative returns in the health care sector.

     o  The energy sector was the strongest performing sector. Although the
Portfolio's oil and gas holdings performed well, an underweight relative to the benchmark detracted from performance as rising crude oil prices pushed the sector higher. Stock selection and an underweight in energy equipment and services names also proved to be a drag on performance relative to the benchmark during the period.

     o  Our investment approach is driven by our focus on adding value through bottom-up fundamental research. As a result, portfolio positioning and corresponding sector weights relative to the benchmark are largely determined by stock selection. As of the end of the period, the Portfolio has an increased overweight in consumer staples, an increased underweight in energy, a reduced underweight in financials and a reduced overweight in industrials.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP VALUE
                                EQUITY PORTFOLIO
            AND THE RUSSELL 2000VALUE INDEX FOR THE PAST TEN YEARS.

                                  [LINE CHART]

                 Institutional          Investor A     Russell 2000 Value Index
                 -------------          ----------     ------------------------
03/31/1995          $ 10,000              $ 9,425              $ 10,000
06/30/1995            10,581                9,957                10,878
09/30/1995            11,582               10,884                11,783
12/31/1995            11,920               11,196                12,126
03/31/1996            12,558               11,775                12,658
06/30/1996            12,990               12,158                13,175
09/30/1996            13,046               12,197                13,371
12/31/1996            14,288               13,361                14,717
03/31/1997            14,173               13,231                14,680
06/30/1997            16,808               15,676                16,896
09/30/1997            19,224               17,911                19,074
12/31/1997            19,394               18,042                19,395
03/31/1998            20,917               19,432                21,016
06/30/1998            19,819               18,391                20,257
09/30/1998            15,950               14,789                16,637
12/31/1998            18,188               16,849                18,148
03/31/1999            15,517               14,345                16,389
06/30/1999            18,201               16,806                19,101
09/30/1999            16,783               15,486                17,609
12/31/1999            17,307               15,949                17,879
03/31/2000            17,742               16,329                18,561
06/30/2000            18,028               16,582                18,923
09/30/2000            19,662               18,056                20,311
12/31/2000            20,830               19,131                21,958
03/31/2001            20,174               18,507                22,172
06/30/2001            22,527               20,639                24,752
09/30/2001            19,753               18,072                21,451
12/31/2001            22,044               20,143                25,037
03/31/2002            23,924               21,837                27,438
06/30/2002            22,523               20,544                26,856
09/30/2002            18,123               16,497                21,138
12/31/2002            18,383               16,722                22,179
03/31/2003            18,151               16,494                21,052
06/30/2003            21,758               19,747                25,836
09/30/2003            23,553               21,343                27,832
12/31/2003            27,195               24,614                32,387
03/31/2004            29,365               26,550                34,628
06/30/2004            29,215               26,395                34,922
09/30/2004            28,467               25,693                34,974
12/31/2004            32,681               29,485                39,592
03/31/2005            32,454               29,256                38,017

                        FOR PERIOD ENDING MARCH 31, 2005

                                  Average Annual Total Return
                                             1 Year        3 Year        5 Year       10 Year
                                          -----------   -----------   -----------   -----------
     BlackRock Class                          10.58%        10.72%        12.85%        12.50%
     Institutional Class                      10.52%        10.70%        12.84%        12.49%
     Service Class                            10.21%        10.38%        12.53%        12.16%
     Investor A Class (Load Adjusted)          3.83%         8.09%        11.05%        11.33%
     Investor A Class (NAV)                   10.20%        10.24%        12.37%        11.99%
     Investor B Class (Load Adjusted)          5.44%         8.66%        11.30%        11.17%
     Investor B Class (NAV)                    9.41%         9.42%        11.52%        11.17%
     Investor C Class (Load Adjusted)          8.53%         9.45%        11.52%        11.17%
     Investor C Class (NAV)                    9.42%         9.45%        11.52%        11.17%

THE INSTITUTIONAL CLASS OF THE BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO
CLOSED TO NEW INVESTORS AS OF 4:00 P.M., MARCH 11, 2002.  EXISTING SHAREHOLDERS
AND PROGRAMS IN THE INSTITUTIONAL SHARE CLASS OF THE FUND AS OF 4:00 P.M.,
MARCH 11, 2002, MAY MAKE ADDITIONAL INVESTMENTS IN CURRENT ACCOUNTS.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/13/92; INVESTOR A
SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; INVESTOR C
SHARES, 10/1/96; AND BLACKROCK SHARES, 4/12/04. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 41 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

20

                       SMALL CAP VALUE EQUITY PORTFOLIO

FUND PROFILE

     Top Ten Holdings (% of long-term
               investments)
Laidlaw International, Inc.       2.3%
Walter Industries, Inc.           2.3
DJ Orthopedics, Inc.              2.0
Ralcorp Holdings, Inc.            2.0
Handleman Co.                     1.9
Affiliated Managers Group, Inc.   1.9
Allmerica Financial Corp.         1.9
Sybron Dental Specialties, Inc.   1.9
Regis Corp.                       1.9
Jarden Corp.                      1.9
                                  ---
     Total                        20.0%
                                  =======

    Top Ten Industries (% of long-term
               investments)
Retail Merchandising             12.6%
Banks                            9.5
Manufacturing                    7.5
Oil & Gas                        7.1
Insurance                        6.8
Food & Agriculture               6.2
Entertainment & Leisure          4.8
Finance                          4.7
Medical Instruments & Supplies   4.5
Business Services                4.4
                                 ---
     Total                       68.1%
                                 ========

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,140.00        1,140.00        1,139.30        1,138.70        1,134.60        1,134.70
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    5.59            5.16            6.60            6.59           10.56           10.56

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,019.71        1,020.12        1,018.76        1,018.76        1,014.98        1,014.98
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    5.29            4.88            6.24            6.24           10.02           10.02

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.05%, 0.97%, 1.24%, 1.24%, 1.99%, and 1.99% for BlackRock, the
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                              21

                        SMALL CAP CORE EQUITY PORTFOLIO

Total Net Assets (3/31/05): $25.0 million

Performance Benchmark

     Russell 2000 Index

Investment Approach

     Seeks long-term capital appreciation by normally investing at least 80% of assets in the equity securities of U.S. small capitalization companies (market capitalizations under $2 billion). The portfolio management team seeks to achieve consistent and sustainable performance through various market cycles by emphasizing stock selection. Stock selection is determined by looking at companies using a range of valuation criteria, including the strength of their management and business franchise. The portfolio management team uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.
Recent Portfolio Management Activity

     o  All share classes of the Portfolio outperformed the benchmark for the semi-annual period.

     o  US equity markets lost ground during the first quarter of 2005, as the
S&P 500 Index sustained its largest quarterly loss in two years, declining
2.2%. Investors became increasingly concerned about the impact that higher commodity prices might have on the economy and fear that inflationary pressures are on the rise. Market weakness during the first quarter was not enough to offset gains from the fourth quarter of 2004 as the S&P 500 Index gained 6.9%
during the six-month period. In this environment (for the six-month period), mid-capitalization stocks outperformed their large- and small-capitalization counterparts, while value stocks continued to outperform growth stocks.

     o  Within the Portfolio's benchmark, the Russell 2000 Index, all major sectors posted positive returns for the period. During the period, the
Portfolio's holdings in the health care, information technology and consumer discretionary sectors aided returns relative to the benchmark, more than offsetting relative weakness in the materials and energy sectors.

     o  Stock selection in health care proved to be the single largest contributor to outperformance during the period, driven primarily by strength in health care providers and equipment and supply manufacturers. Information technology proved to be another area of relative strength as select stocks in the software and electronic equipment and instrument industries outperformed.
In addition, gains among hotel and restaurant stocks held in the Portfolio contributed to relative outperformance in the consumer discretionary sector.

     o  The energy sector was the strongest performing sector in the benchmark during the period covered by this report as rising crude oil prices pushed the sector higher. Although the Portfolio's oil and gas holdings performed well, they underperformed relative to the benchmark holdings. Stock selection and an underweight in energy equipment and services names also proved to be a drag on performance relative to the benchmark during the period.

     o  Our investment approach is driven by our focus on adding value through bottom up fundamental research. As a result, portfolio positioning and corresponding sector weights relative to the benchmark are largely determined by stock selection. At the end of the period, the Portfolio held an increased overweight in consumer discretionary, a change from an overweight to an underweight in consumer staples, a reduced underweight in information technology and an increased underweight in materials.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP CORE
                                EQUITY PORTFOLIO
                   AND THE RUSSELL 2000 INDEX FROM INCEPTION.

                              [LINE CHART]

                 Institutional          Investor A     Russell 2000 Index
                 -------------          ----------     ------------------
01/02/2002          $ 10,000              $ 9,425           $ 10,000
03/31/2002            10,680               10,066             10,420
06/30/2002            10,010                9,434              9,550
09/30/2002            8,350                7,870              7,506
12/31/2002            8,900                8,388              7,968
03/31/2003            8,570                8,077              7,610
06/30/2003            10,750               10,132              9,392
09/30/2003            12,000               11,310             10,245
12/31/2003            14,009               13,185             11,733
03/31/2004            15,566               14,633             12,467
06/30/2004            15,586               14,642             12,526
09/30/2004            14,929               14,013             12,168
12/31/2004            17,004               15,950             13,883
03/31/2005            16,444               15,413             13,142

                        FOR PERIOD ENDING MARCH 31, 2005

                             Average Annual Total Return
                                             1 Year         3 Year      From Inception
                                          ------------   -----------   ---------------
     Institutional Class                       5.64%         15.47%          16.59%
     Service Class                             5.51%         15.45%          16.56%
     Investor A Class (Load Adjusted)         (0.74)%        13.01%          14.28%
     Investor A Class (NAV)                    5.33%         15.26%          16.39%
     Investor B Class (Load Adjusted)          0.00%         13.94%          15.32%
     Investor B Class (NAV)                    4.50%         14.83%          15.99%
     Investor C Class (Load Adjusted)          3.50%         14.83%          15.99%
     Investor C Class (NAV)                    4.50%         14.83%          15.99%

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A,
INVESTOR B AND INVESTOR C SHARES WAS 1/2/02. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 41 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

22

                        SMALL CAP CORE EQUITY PORTFOLIO

FUND PROFILE

 Top Ten Holdings (% of long-term investments)
Laureate Education, Inc.               2.4%
Aviall, Inc.                           2.1
Jarden Corp.                           2.0
DJ Orthopedics, Inc.                   1.9
Digitas, Inc.                          1.7
Kerzner International, Ltd.            1.7
J. Jill Group, Inc.                    1.6
DRS Technologirs, Inc.                 1.6
Orient-Express Hotels Ltd. - Class A   1.6
Gaylord Entertainment Co.              1.5
                                       ---
     Total                             18.1%
                                       =======

    Top Ten Industries (% of long-term
               investments)
Medical Instruments & Supplies   9.3%
Oil & Gas                        8.1
Retail Merchandising             8.0
Banks                            7.7
Entertainment & Leisure          7.0
Manufacturing                    6.5
Aerospace                        5.4
Business Services                5.0
Computer Software & Services     4.7
Medical & Medical Services       4.3
                                 ---
     Total                       66.0%
                                 =======

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,101.50        1,103.80        1,099.90        1,095.00        1,095.00
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       6.97            8.37            8.88           12.71           12.66

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,018.45        1,016.94        1,016.44        1,012.71        1,012.77
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       6.55            8.06            8.56           12.29           12.23

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.30%, 1.60%, 1.70%, 2.44%, and 2.43% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              23

                       SMALL CAP GROWTH EQUITY PORTFOLIO

Total Net Assets (3/31/05): $523.3 million

Performance Benchmark

     Russell 2000 Growth Index

Investment Approach

     Seeks long-term capital appreciation by investing at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies (market capitalizations under $2 billion). The management team would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The management team uses a bottom up investment style and selects securities based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management's abilities).
Recent Portfolio Management Activity

     o  All share classes of the Portfolio outperformed the benchmark for the semi-annual period.

     o  US equity markets lost ground during the first quarter of 2005, as the
S&P 500 Index sustained its largest quarterly loss in two years, declining
2.2%. Investors became increasingly concerned about the impact that higher commodity prices might have on the economy and fear that inflationary pressures are on the rise. Market weakness during the first quarter was not enough to offset gains from the fourth quarter of 2004 as the S&P 500 Index gained 6.9%
during the six-month period. Small to mid- capitalization growth stocks surged higher in the fourth quarter led by technology stocks. The market reversed course in the first quarter of 2005, with small to mid- capitalization growth stocks performing very poorly.

     o  The Portfolio performed relatively well in this volatile environment.
Stock selection decisions accounted for the Portfolio's success during the period with particular strength coming from the health care and industrials sectors.

     o  Within health care, the Portfolio's holdings in the health care equipment and supplies industry rose signficantly and produced substantial gains for the Portfolio. The Portfolio's two largest holdings in this industry,
Hologic Inc. and CTI Molecular Imaging Inc. posted excellent results during the period and appreciated rapidly. The Portfolio also benefited from stock selection in the industrials sector, where its sizeable investments in the commercial services and supplies industry produced outsized gains. These results overshadowed pockets of weakness in the information technology sector.

     o  Our investment approach is driven by our focus on adding value through bottom-up fundamental research. As a result, Portfolio positioning and corresponding sector weights relative to the benchmark are largely determined by stock selection. At the end of period, the Portfolio held an overweight position in the industrials and materials sectors, while continuing to be underweight the financial sector.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP GROWTH
                                EQUITY PORTFOLIO
           AND THE RUSSELL 2000 GROWTH INDEX FOR THE PAST TEN YEARS.

                                  [LINE CHART]

                 Institutional          Investor A     Russell 2000 Growth Index
                 -------------          ----------     -------------------------
03/31/1995          $ 10,000              $ 9,423               $ 10,000
06/30/1995            11,306               10,642                 10,992
09/30/1995            12,938               12,169                 12,242
12/31/1995            13,892               12,998                 12,423
03/31/1996            15,673               14,647                 13,136
06/30/1996            17,944               16,751                 13,904
09/30/1996            18,873               17,620                 13,785
12/31/1996            18,279               17,044                 13,822
03/31/1997            14,723               13,705                 12,372
06/30/1997            17,927               16,677                 14,544
09/30/1997            21,872               20,313                 17,005
12/31/1997            19,961               18,517                 15,611
03/31/1998            21,882               20,268                 17,466
06/30/1998            21,053               19,485                 16,463
09/30/1998            17,075               15,781                 12,782
12/31/1998            21,433               19,779                 15,805
03/31/1999            22,019               20,314                 15,539
06/30/1999            23,003               21,198                 17,831
09/30/1999            24,749               22,783                 16,955
12/31/1999            36,964               33,998                 22,616
03/31/2000            44,479               40,860                 24,717
06/30/2000            40,293               36,921                 22,894
09/30/2000            40,349               36,899                 21,985
12/31/2000            32,046               29,293                 17,544
03/31/2001            24,158               22,073                 14,876
06/30/2001            25,987               23,710                 17,550
09/30/2001            18,671               17,010                 12,622
12/31/2001            21,041               19,136                 15,924
03/31/2002            19,800               17,989                 15,612
06/30/2002            17,049               15,465                 13,162
09/30/2002            14,313               12,971                 10,330
12/31/2002            15,283               13,828                 11,105
03/31/2003            14,631               13,232                 10,674
06/30/2003            18,114               16,367                 13,252
09/30/2003            19,498               17,591                 14,639
12/31/2003            23,728               21,385                 16,495
03/31/2004            25,462               22,914                 17,416
06/30/2004            24,921               22,425                 17,432
09/30/2004            23,092               20,757                 16,385
12/31/2004            26,193               23,541                 18,855
03/31/2005            25,303               22,715                 17,569

                        FOR PERIOD ENDING MARCH 31, 2005

                                   Average Annual Total Return
                                              1 Year        3 Year         5 Year         10 Year
                                          -------------   ----------   --------------   ----------
     Institutional Class                       (0.63)%        8.52%         (10.67)%        9.73%
     Service Class                             (0.85)%        8.23%         (10.89)%        9.37%
     Investor A Class (Load Adjusted)          (6.54)%        5.97%         (12.13)%        8.55%
     Investor A Class (NAV)                    (0.87)%        8.09%         (11.08)%        9.20%
     Investor B Class (Load Adjusted)          (6.10)%        6.26%         (11.95)%        8.45%
     Investor B Class (NAV)                    (1.67)%        7.29%         (11.70)%        8.45%
     Investor C Class (Load Adjusted)          (2.66)%        7.28%         (11.69)%        8.46%
     Investor C Class (NAV)                    (1.67)%        7.28%         (11.69)%        8.46%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9 /14 /93; SERVICE AND
INVESTOR A SHARES, 9/15 /93; INVESTOR B SHARES, 1/18/96; AND INVESTOR C SHARES,
9/6/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 41 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

24

                       SMALL CAP GROWTH EQUITY PORTFOLIO

FUND PROFILE

   Top Ten Holdings (% of long-term
             investments)
Navigant Consulting, Inc.     2.5%
Laureate Education, Inc.      2.3
Digitas, Inc.                 2.2
Too, Inc.                     2.2
Accredo Health, Inc.          2.2
Hologic, Inc.                 2.1
CTI Molecular Imaging, Inc.   2.1
Airgas, Inc.                  2.0
Watson Wyatt & Co. Holdings   2.0
CDI Corp.                     1.8
                              ---
     Total                    21.4%
                              =======

    Top Ten Industries (% of long-term
               investments)
Business Services                16.4%
Computer Software & Services     13.8
Medical & Medical Services        9.6
Retail Merchandising              8.4
Oil & Gas                         6.9
Medical Instruments & Supplies    6.6
Entertainment & Leisure           5.1
Personal Services                 3.9
Manufacturing                     3.1
Broadcasting                      2.9
                                 ----
     Total                       76.7%
                                 ========

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,095.70        1,094.80        1,094.30        1,094.40        1,090.30
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       4.79            6.09            6.09            9.98            9.98

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,020.37        1,019.11        1,019.11        1,015.33        1,015.33
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       4.63            5.89            5.89            9.67            9.67

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.92%, 1.17%, 1.17%, 1.92%, and 1.92% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              25

              GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

Total Net Assets (3/31/05): $23.6 million

Performance Benchmark

     Pacific Stock Exchange Technology Index

Investment Approach
     Seeks long-term capital appreciation by investing primarily in equity securities of U.S. and non-U.S. companies in all capitalization ranges selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Portfolio normally invests up to 80% of its net assets in equity securities issued by science and technology companies in all market capitalization ranges. The Portfolio may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The Portfolio management team uses a multi-factor screen to identify stocks that have above average return potential. The factors and weights assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

Recent Portfolio Management Activity

     o  All share classes of the Portfolio underperformed the benchmark for the semi-annual period.

     o  The central forces at play during the semi-annual period were sharply higher oil prices, rising U.S. interest rates and widening corporate spreads.
The surge in oil prices stoked inflation fears and raised concerns about already over-leveraged consumers in the U.S. and the U.K. Higher interest rates and widening corporate spreads triggered the relative weakness in financial service stocks and utilities. Autos and auto parts stocks were particularly weak based on poor U.S. sales figures and the anticipation of credit downgrades for General Motors and Ford. The technology sector continued to suffer from rich valuations, peak margins, excess capacity and slowing demand growth.

     o  The Pacific Stock Exchange Technology Index gained over 6% during the semi-annual period; however, the strong gain in the fourth quarter of 2004 was offset partially by negative performance in the first quarter of 2005. Health care was the weakest performing group in the benchmark for the period due to the withdrawal of Biogen's Tysabri from the market in February 2005. The
Portfolio trailed its benchmark during the semi-annual period due to poor stock selection in the health care sector and an underweight versus the benchmark in the industrials sector.

     o  Biotechnology stocks were generally poor performers during the period as the removal of Biogen's Tysabri from the market caused already nervous investors to exit the group. The biotechnology weight within the Portfolio was reduced during the period as we believed that it may take time for investors to regain confidence in the group following such negative news from an industry leader. The Portfolio was also hurt by an underweight in the industrials sector. The industrials weight in the benchmark is primarily composed of aerospace and defense companies. The stocks of these companies have become relatively more attractive in an uncertain environment due to the visibility of defense spending. We increased the weight in this sector during the semi-annual period as we believed these investment opportunities were relatively more attractive than information technology stocks.

     o  The information technology sector contributed positively to performance during the semi-annual period. The Portfolio remains underweighted this sector versus the benchmark as valuations and expectations appear too high. The holdings are being shifted towards lower expectation stocks which have exposure to faster growing sectors. As a result, the exposure to Asian stocks within the
Portfolio has increased. Telecommunication services also contributed positively to performance with positions in U.S. and non-U.S. wireless stocks having a positive impact on returns. Wireless telecommunications stocks remain an overweight position in the Portfolio as subscriber growth remains robust and wireless usage continues to gain at the expense of wireline usage.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GLOBAL SCIENCE &
                                   TECHNOLOGY
OPPORTUNITIES PORTFOLIO AND THE PACIFIC STOCK EXCHANGE TECHNOLOGY INDEX FROM
                                   INCEPTION.

                                         [LINE CHART]

                 Institutional          Investor A     Pacific Stock Exchange Technology Index
                 -------------          ----------     ---------------------------------------
05/15/2000          $ 10,000              $ 9,425                     $ 10,000
06/30/2000            11,400               10,745                       10,789
09/30/2000            12,490               11,753                       10,178
12/31/2000            9,490                8,926                        7,983
03/31/2001            6,190                5,815                        6,494
06/30/2001            6,830                6,400                        7,121
09/30/2001            4,410                4,128                        5,077
12/31/2001            5,850                5,476                        6,752
03/31/2002            5,680                5,306                        6,732
06/30/2002            4,520                4,213                        5,049
09/30/2002            3,600                3,355                        3,795
12/31/2002            3,820                3,553                        4,512
03/31/2003            3,660                3,402                        4,497
06/30/2003            4,760                4,420                        5,545
09/30/2003            5,470                5,071                        6,084
12/31/2003            6,070                5,627                        6,887
03/31/2004            6,270                5,796                        7,059
06/30/2004            5,820                5,382                        7,275
09/30/2004            5,410                5,005                        6,736
12/31/2004            6,230                5,749                        7,719
03/31/2005            5,650                5,212                        7,190

                        FOR PERIOD ENDING MARCH 31, 2005

                               Average Annual Total Return
                                              1 Year          3 Year       From Inception
                                          -------------   -------------   ---------------
     Institutional Class                      (9.89)%         (0.18)%         (11.05)%
     Service Class                            (10.00)%         (0.41)%         (11.28)%
     Investor A Class (Load Adjusted)         (15.31)%         (2.52)%         (12.51)%
     Investor A Class (NAV)                   (10.08)%         (0.60)%         (11.44)%
     Investor B Class (Load Adjusted)         (14.88)%         (2.50)%         (12.47)%
     Investor B Class (NAV)                   (10.87)%         (1.34)%         (12.11)%
     Investor C Class (Load Adjusted)         (11.76)%         (1.34)%         (12.11)%
     Investor C Class (NAV)                   (10.87)%         (1.34)%         (12.11)%

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A,
INVESTOR B, AND INVESTOR C SHARES WAS 5/15/00. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 41 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

26

              GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

FUND PROFILE

  Top Ten Holdings (% of long-term investments)
Samsung Electronics Co., Ltd.           2.4%
Microsoft Corp.                         2.1
Genentech, Inc.                         2.0
International Business Machines Corp.   1.8
Intel Corp.                             1.8
Goodrich Corp.                          1.6
Dell, Inc.                              1.5
Applied Materials, Inc.                 1.5
Electronic Arts, Inc.                   1.5
Yahoo!, Inc.                            1.5
                                        ---
     Total                              17.7%
                                        =======

     Top Ten Industries (% of long-term
                investments)
Computer Software & Service        20.3%
Semiconductors & Related Devices   13.0
Telecommunications                  9.6
Pharmaceuticals                     9.1
Computer & Office Equipment         9.0
Electronics                         7.2
Medical & Medical Services          6.6
Medical Instruments & Supplies      5.5
Business Services                   3.0
Aerospace                           2.7
                                   ----
     Total                         86.0%
                                   ========

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,044.40        1,043.00        1,041.40        1,039.00        1,039.00
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       7.27            8.79            9.29           13.08           13.08

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,017.80        1,016.29        1,015.79        1,012.01        1,012.01
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       7.20            8.71            9.21           12.99           12.99

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.43%, 1.73%, 1.83%, 2.58%, and 2.58% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              27

                          GLOBAL RESOURCES PORTFOLIO

Total Net Assets (3/31/05): $939.4 million

Performance Benchmark

     Lipper Natural Resources Funds Index
     S&P 500(Reg. TM) Index

Investment Approach

     Seeks to provide long-term growth of capital by investing at least 80% of its total assets in securities of global energy and natural resources companies and companies in associated businesses, as well as utilities. The Portfolio may invest in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. In selecting investments, the management team seeks to invest in companies and industries that appear to have the potential for above-average long-term performance. These may include companies that are expected to show above-average growth over the long term as well as those that appear to be trading below their true worth. The Portfolio may invest up to 20% of its assets in other U.S. and foreign investments including stocks and bonds of companies not associated with energy or natural resources. The Portfolio may not invest more than 10% of its total assets in non-investment grade bonds.
While the Portfolio tends to emphasize smaller companies, from time to time it may emphasize companies of other sizes.

Recent Portfolio Management Activity
     o  On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. (BAI), acquired SSRM Holdings, Inc., the parent of State Street Research &
Management Company (SSRM), the investment adviser to the State Street Research mutual funds. In connection with the transaction, the BlackRock Global
Resources Portfolio (the Portfolio) reorganized with the State Street Research
Global Resources Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the Portfolio in exchange for shares of the Portfolio, which were then distributed to the SSR Fund shareholders. For periods prior to January 31, 2005, the performance information shown reflects the performance of the SSR Fund, which had substantially similar investment goals and strategies as the Portfolio.

     o  All share classes outperformed the benchmarks during the semi-annual period.

     o  During this period, the Portfolio posted substantial gains in a market environment that has favored energy securities. Energy stocks outperformed the overall market as higher coal, natural gas and crude oil prices have supported strengthening fundamentals within these industries. Energy prices rose dramatically during the period as lower reserve levels, increased energy demand brought on by positive GDP growth and risks of supply disruption put upward pricing pressure on energy-related commodities including natural gas, coal and crude oil. After soaring in October following increased hurricane activity in the Gulf of Mexico, crude oil and natural gas prices receded in November and
December as inventory levels began to build only to return to elevated levels following the strain in the system resulting from colder than normal temperatures in the Northeast in the first few months of 2005. Oil prices set all-time highs in the first quarter 2005 as many investors became concerned about the supply constrained environment for oil production. Coal prices continued to climb as increased steel production has led to increased demand for metallurgical coal, bolstering coal prices. Additionally, electric utilities are becoming increasingly reliant on coal as a lower cost alternative to natural gas for electricity generation purposes.

     o  Although all the primary areas of the energy sector posted solid gains in the period, the Portfolio's emphasis on exploration and production, coal and drilling companies helped performance relative to the benchmarks. Holdings in coal, including Arch Coal, Massey Energy, Peabody Energy and Consol Energy,
gained as earnings growth accelerated on account of higher prices.
Additionally, gains by Plains Exploration and Newfield Exploration bolstered absolute and relative returns within the Portfolio's exploration and production exposure. Lastly, Patterson-UTI and Transocean were among the Portfolio's top performing stocks. Transocean, one of the largest deep ocean drillers, has benefited as companies have increased capital expenditure as long-term price expectations have increased. In contrast, exposure to precious metals could not keep pace with the Portfolio's other investments in this environment, modestly detracting from the Portfolio's returns relative to the benchmarks.

     o  We continue to focus our investments in coal and oil-related stocks. In other areas of the Portfolio's holdings, we eliminated exposure to oil refiners as well as tanker stocks.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GLOBAL RESOURCES
                                   PORTFOLIO,
 THE LIPPER NATURAL RESOURCES FUNDS INDEX AND THE S&P 500(REG. TM) INDEX FOR
                              THE PAST TEN YEARS.

                                                  [LINE CHART]

                 Institutional          Investor A     Lipper Natural Resources Funds Index     S&P 500256 Index
                 -------------          ----------     ------------------------------------     ----------------
03/31/1995          $ 10,000              $ 9,423                    $ 10,000                       $ 10,000
06/30/1995            10,955               10,323                      10,450                         10,955
09/30/1995            11,366               10,696                      10,820                         11,825
12/31/1995            11,884               11,180                      11,523                         12,537
03/31/1996            13,777               12,954                      12,462                         13,210
06/30/1996            15,750               14,805                      13,038                         13,803
09/30/1996            17,329               16,272                      13,526                         14,230
12/31/1996            20,279               19,034                      14,850                         15,416
03/31/1997            19,632               18,410                      14,280                         15,829
06/30/1997            21,000               19,685                      15,748                         18,593
09/30/1997            26,698               25,009                      18,389                         19,985
12/31/1997            21,466               20,093                      17,037                         20,559
03/31/1998            21,375               20,015                      17,681                         23,427
06/30/1998            18,037               16,874                      16,530                         24,201
09/30/1998            13,157               12,303                      13,850                         21,793
12/31/1998            11,079               10,351                      13,098                         26,434
03/31/1999            11,210               10,466                      14,301                         27,751
06/30/1999            13,648               12,729                      16,981                         29,707
09/30/1999            14,878               13,871                      17,152                         27,853
12/31/1999            12,824               11,954                      17,488                         31,997
03/31/2000            14,845               13,829                      19,554                         32,731
06/30/2000            18,896               17,590                      20,303                         31,861
09/30/2000            21,663               20,146                      21,756                         31,553
12/31/2000            23,694               22,011                      22,601                         29,084
03/31/2001            23,530               21,833                      21,486                         25,636
06/30/2001            24,298               22,524                      20,850                         27,136
09/30/2001            20,170               18,690                      17,619                         23,153
12/31/2001            23,102               21,393                      19,757                         25,627
03/31/2002            26,000               24,012                      21,733                         25,698
06/30/2002            25,814               23,823                      20,401                         22,255
09/30/2002            22,004               20,230                      17,043                         18,410
12/31/2002            24,430               22,440                      18,331                         19,964
03/31/2003            24,057               22,084                      18,111                         19,335
06/30/2003            29,481               27,040                      19,903                         22,312
09/30/2003            31,095               28,496                      19,877                         22,902
12/31/2003            39,266               35,959                      23,141                         25,690
03/31/2004            42,924               39,276                      24,707                         26,125
06/30/2004            46,134               42,198                      25,960                         26,575
09/30/2004            51,828               47,381                      29,072                         26,078
12/31/2004            58,124               53,083                      31,299                         28,486
03/31/2005            66,472               60,689                      35,612                         27,874

                        FOR PERIOD ENDING MARCH 31, 2005

                                  Average Annual Total Return
                                             1 Year        3 Year        5 Year       10 Year
                                          -----------   -----------   -----------   -----------
     Institutional Class                      54.86%        36.74%        34.96%        20.86%
     Investor A Class (Load Adjusted)         45.63%        33.55%        32.83%        19.76%
     Investor A Class (NAV)                   54.52%        36.22%        34.42%        20.47%
     Investor B Class (Load Adjusted)         49.02%        34.64%        33.42%        19.59%
     Investor B Class (NAV)                   53.52%        35.28%        33.54%        19.59%
     Investor C Class (Load Adjusted)         52.45%        35.29%        33.55%        19.60%
     Investor C Class (NAV)                   53.45%        35.29%        33.55%        19.60%

ALL SHARE CLASSES OF THE BLACKROCK GLOBAL RESOURCES PORTFOLIO CLOSED TO NEW
INVESTORS ON JANUARY 31, 2005. EXISTING SHAREHOLDERS AND PROGRAMS IN THE
PORTFOLIO AS OF JANUARY 31, 2005, MAY MAKE ADDITIONAL INVESTMENTS IN CURRENT
ACCOUNTS.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 3/2/90; INSTITUTIONAL SHARES,
6/1/93; INVESTOR C SHARES, 6/1/93; AND INVESTOR B SHARES, 1/1/99. SEE "NOTE ON
PERFORMANCE INFORMATION" ON PAGE 41 FOR FURTHER INFORMATION ON HOW PERFORMANCE
DATA WAS CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

28

                          GLOBAL RESOURCES PORTFOLIO

FUND PROFILE

 Top Ten Holdings (% of long-term investments)
Peabody Energy Corp.                  6.3%
Consol Energy, Inc.                   6.2
Massey Energy Co.                     4.9
Penn West Petroleum Ltd.              4.5
Plains Exploration & Production Co.   4.2
Newfield Exploration Co.              4.1
Arch Coal, Inc.                       3.9
Patterson-UTI Energy, Inc.            3.4
Stolt-Nielsen S.A.                    3.2
U.S. Treasury bills                   3.2

                                      ---
     Total                            43.9%
                                      =======

  Industries (% of long-term
         investments)
Oil & Gas            62.5%
Metal & Mining       29.2
Conglomerates         2.7
Manufacturing         2.2
Transportation        1.6
Energy & Utilities    1.5
Motor Vehicles        0.2
Finance               0.1
                     ----
  Total              100.0%
                     ========

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Actual Expenses
                        ---------------------------------------------------------------
                         Institutional      Investor        Investor        Investor
                             Class          A Class         B Class         C Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,282.50        1,280.90        1,277.00        1,276.50
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       7.51           10.18           14.70           14.70

                                             Hypothetical Expenses
                                          (5% return before expenses)
                        ---------------------------------------------------------------
                         Institutional      Investor        Investor        Investor
                             Class          A Class         B Class         C Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,018.34        1,015.96        1,011.92        1,011.92
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       6.66            9.04           13.08           13.08

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.04%, 1.34%, 2.04%, and 2.04% for the Institutional, Investor A, B,
and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

For the period October 1, 2004 through January 31, 2005, the "Actual Expenses"
table reflects the expenses of the State Street Research Global Resources Fund prior to its reorganization with the Portfolio on that date. Restated to reflect the Portfolio's current expenses for the entire semi-annual period, (i)
"Ending Account Value" on March 31, 2005 would have been $1,281.00, $1,279.00,
$1,277.00, and $1,276.50 for Institutional, Investor A, Investor B and Investor
C Class shares, respectively, and (ii) "Expenses Incurred During Period" for the period October 1, 2004 through March 31, 2005 would have been $5.91, $7.61,
$11.58, and $11.58 for Institutional, Investor A, Investor B and Investor C
Class shares, respectively.

                                                                              29

                      ALL-CAP GLOBAL RESOURCES PORTFOLIO

Inception Date: February 16, 2005

Total Net Assets (3/31/05): $16.8 million

Performance Benchmark

     S&P 500(Reg. TM) Index
     Lipper Natural Resources Funds Index

Investment Approach

     Seeks to provide long-term growth of capital by investing at least 80% of its total assets in securities of global energy and natural resources companies and companies in associated businesses, as well as utilities. The Portfolio may invest in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. In selecting investments, the management team seeks to invest in companies and industries that appear to have the potential for above-average long-term performance. These may include companies that are expected to show above-average growth over the long term as well as those that appear to be trading below their true worth. The Portfolio may invest up to 20% of its assets in other U.S. and foreign investments including stocks and bonds of companies not associated with energy or natural resources. The Portfolio may not invest more than 10% of its total assets in non-investment grade bonds. The
Portfolio does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

--------------------------------------------------------------------------------
FUND PROFILE

 Top Ten Holdings (% of long-term
           investments)
Massey Energy Co.         3.4%
EOG Resources, Inc.       2.9
Peabody Energy Corp.      2.8
Consol Energy, Inc.       2.6
Transocean, Inc.          2.5
Statoil ASA - ADR         2.4
BHP Billiton Ltd. - ADR   2.4
Arch Coal, Inc.           2.4
Unocal Corp               2.2
Exxon Mobil Corp.         2.2

                          ---
     Total                25.8%
                          =======

Industries (% of long-term investments)
Oil & Gas                     67.5%
Metal & Mining                27.5
Conglomerates                  1.8
Energy & Utilities             1.7
Machinery & Heavy Equipment    1.5
                              ----
     Total                    100.0%
                              ========

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 16, 2005 to March 31,
2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (2/16/05)         $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,006.00        1,006.00        1,006.00        1,004.00        1,006.00
Expenses Incurred
 During Period
 (2/16/05 - 3/31/05)             1.23            1.58            1.58            2.40            2.40

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (2/16/05)         $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,023.76        1,023.41        1,023.41        1,022.57        1,022.57
Expenses Incurred
 During Period
 (2/16/05 - 3/31/05)             1.24            1.59            1.59            2.43            2.43

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.04%, 1.34%, 1.34%, 2.04%, and 2.04% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 43/365 (to reflect the period the fund was open during the one-half year period).

30

                           HEALTH SCIENCES PORTFOLIO

Total Net Assets (3/31/05): $134.6 million

Performance Benchmark

     Lipper Health/Biotechnology Funds Index
     S&P 500(Reg. TM) Index

Investment Approach

     Seeks to provide long-term growth of capital by investing at least 80% of its total assets in securities of companies in health sciences and related industries. The management team expects to invest in health sciences companies comparable in size to those in the health care sector of the Russell 3000(Reg.
TM) Index or similar companies, including non-U.S. companies. In selecting investments, the management team seeks to invest in companies and industries that appear to have the potential for above-average growth over the long term.

Recent Portfolio Management Activity
     o  On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. (BAI), acquired SSRM Holdings, Inc., the parent of State Street Research &
Management Company (SSRM), the investment adviser to the State Street Research mutual funds. In connection with the transaction, the Portfolio reorganized with the State Street Research Health Sciences Fund (the SSR Fund). The SSR
Fund transferred substantially all of its assets and liabilities to the
Portfolio in exchange for shares of the Portfolio, which were then distributed to the SSR Fund shareholders. For periods prior to January 31, 2005, the performance information shown reflects the performance of the SSR Fund, which had substantially similar investment goals and strategies as the Portfolio.
Performance data for periods prior to January 31, 2005 was generated by SSRM.

     o  All share classes of the Portfolio outperformed the Lipper
Health/Biotechnology Funds Index for the seven-month period. The Institutional and Investor A share classes of the Portfolio outperformed the S&P 500(Reg. TM)
Index for this period with all other share classes underperforming the S&P
500(Reg. TM) Index.

     o  U.S. equity markets lost ground during the first quarter of 2005, as the S&P 500(Reg. TM) Index sustained its largest quarterly loss in two years, declining 2.2%. Investors became increasingly concerned about the impact that higher commodity prices might have on the economy and feared that inflationary pressures may be on the rise. However, market weakness during the first quarter was not enough to offset gains from the last four months of 2004, as the S&P
500(Reg. TM) Index rose 8.0% during the seven-month period. In this environment, health care stocks posted positive absolute returns, but they lagged the broader market as the health care sector within the S&P 500(Reg. TM)
Index rose approximately 2.6% during the seven-month period.

     o  The largest positive contribution to performance came from the
Portfolio's emphasis on securities within the health care providers and services industry. Managed health care providers such as Aetna, WellPoint and
UnitedHealth Group all managed strong absolute gains helping to bolster returns within the Portfolio during the period. The Portfolio's positioning within heath care equipment & supplies also aided performance. Small- and mid-capitalization stocks such as Aspect Medical Systems and Kinetic Concepts helped drive returns during the period.

     o  While biotechnology stocks struggled during the majority of the period, positions within the Portfolio held up relatively well, posting positive absolute returns. Two biotechnology stocks, Transkaryotic Therapies and Alexion
Pharmaceuticals, were among the top performers in the Portfolio over the seven-month span. Within pharmaceuticals, the Portfolio's exposure to Elan
Corp. Plc detracted from performance as its shares declined due to the unexpected withdrawal of a major drug. Positions in Pfizer and Ivax also detracted from absolute gains during the period.

     o  We made a number of changes within the Portfolio consistent with our investment process during the first quarter of 2005. We reduced our overall exposure to the biotechnology industry, while gaining exposure to both hospitals and health care services securities.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HEALTH SCIENCES
PORTFOLIO, THE LIPPER HEALTH/BIOTECHNOLOGY FUNDS INDEX AND THE S&P 500(REG. TM)
                             INDEX FROM INCEPTION.

                                                    [LINE CHART]

                 Institutional          Investor A     Lipper Health/Biotechnology Funds Index     S&P 500256 Index
                 -------------          ----------     ---------------------------------------     ----------------
12/21/1999          $ 10,000              $ 9,425                     $ 10,000                         $ 10,000
12/31/1999            10,580                9,972                       10,647                           10,253
03/31/2000            11,930               11,244                       11,651                           10,488
06/30/2000            14,295               13,473                       13,747                           10,209
09/30/2000            17,001               16,024                       15,153                           10,111
12/31/2000            16,434               15,479                       15,297                            9,319
03/31/2001            14,074               13,265                       12,311                            8,215
06/30/2001            16,242               15,288                       13,941                            8,695
09/30/2001            14,869               13,984                       12,610                            7,419
12/31/2001            17,075               16,042                       13,697                            8,212
03/31/2002            15,972               15,003                       12,812                            8,234
06/30/2002            13,560               12,730                       10,852                            7,131
09/30/2002            12,119               11,361                        9,974                            5,899
12/31/2002            13,192               12,362                       10,108                            6,397
03/31/2003            13,387               12,546                       10,199                            6,196
06/30/2003            18,048               16,898                       11,892                            7,149
09/30/2003            19,750               18,471                       12,190                            7,338
12/31/2003            22,040               20,600                       13,193                            8,232
03/31/2004            23,317               21,782                       13,880                            8,371
06/30/2004            23,507               21,940                       14,089                            8,515
09/30/2004            22,717               21,184                       13,533                            8,356
12/31/2004            25,324               23,599                       14,741                            9,128
03/31/2005            23,888               22,245                       13,912                            8,932

                        FOR PERIOD ENDING MARCH 31, 2005

                                    Average Annual Total Return
                                             1 Year         3 Year        5 Year      From Inception
                                          ------------   -----------   -----------   ---------------
     Institutional Class                       2.45%         14.36%        14.90%          17.94%
     Service Class                             2.18%         14.05%        14.63%          17.68%
     Investor A Class (Load Adjusted)         (3.76)%        11.80%        13.27%          16.36%
     Investor A Class (NAV)                    2.12%         14.03%        14.62%          17.67%
     Investor B Class (Load Adjusted)         (2.88)%        12.34%        13.75%          16.96%
     Investor B Class (NAV)                    1.46%         13.26%        13.98%          17.05%
     Investor C Class (Load Adjusted)          0.50%         13.26%        13.94%          17.01%
     Investor C Class (NAV)                    1.46%         13.26%        13.94%          17.01%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 12/21/99; INSTITUTIONAL
SHARES, 10/16/00; INVESTOR B SHARES, 10/16/00; INVESTOR C SHARES, 10/16/00; AND
SERVICE SHARES, 1/28/05 . SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 41 FOR
FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

                                                                              31

                           HEALTH SCIENCES PORTFOLIO

FUND PROFILE

  Top Ten Holdings (% of long-term investments)
Genentech, Inc.                         5.1%
Novartis AG - ADR                       4.6
UnitedHealth Group, Inc.                4.1
Abbott Laboratories                     3.8
Caremark Rx, Inc.                       3.7
Roche Holdings Ltd.                     3.5
Transkaryotic Therapies, Inc.           2.6
Becton, Dickinson & Co.                 2.4
Shire Pharmaceuticals Group PLC - ADR   2.4
WellPoint, Inc.                         2.4

                                        ---
     Total                              34.6%
                                        =======

  Industries (% of long-term investments)
Pharmaceuticals                  46.1%
Medical & Medical Services       24.6
Medical Instruments & Supplies   21.4
Insurance                         4.5
Manufacturing                     3.4
                                 ----
     Total                       100.0%
                                 ========

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,051.60          987.70        1,050.10        1,046.60        1,047.30
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       5.93            2.62            7.10            9.64            8.73

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,019.14        1,022.33        1,017.98        1,015.46        1,016.37
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       5.86            2.67            7.02            9.54            8.63

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.16%, 1.55%, 1.39%, 1.89%, and 1.71% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) and 62/365 for the Service share class (to reflect the period the class was open during the one-half year period).

32

                         U.S. OPPORTUNITIES PORTFOLIO

Total Net Assets (3/31/05): $93.6 million

Performance Benchmark

     S&P/Citigroup Extended Market Index U.S. ("S&P/Citigroup EMI U.S.")

Investment Approach

     Seeks long-term capital appreciation by normally investing at least 80% of its net assets in equity securities of U.S. emerging capitalization companies
(defined as those with market capitalizations equal to those within the universe of the S&P/Citigroup EMI U.S. stocks) with relatively attractive earnings growth potential and valuation. The Portfolio management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

Recent Portfolio Management Activity

     o  All share classes of the Portfolio underperformed the benchmark for the semi-annual period.

     o  The central forces at play during the semi-annual period were sharply higher oil prices, rising U.S. interest rates and widening corporate spreads.
The surge in oil prices stoked inflation fears and raised concerns about already over-leveraged consumers in the U.S. and the U.K. Higher interest rates and widening corporate spreads triggered the relative weakness in financial service stocks and utilities. Autos and auto parts stocks were particularly weak based on poor U.S. sales figures and the anticipation of credit downgrades for General Motors and Ford. The technology sector continued to suffer from rich valuations, peak margins, excess capacity and slowing demand growth.

     o  The S&P/Citigroup Extended Market Index U.S. enjoyed robust gains during the fourth quarter of 2004, rising 13.96%; however, the benchmark declined 2.95% during the first quarter of 2005 as weakness in the information technology, financial services and health care sectors pulled down the benchmark. The Portfolio (Institutional share class) trailed the benchmark by
96 basis points during the first half of the semi-annual period while outperforming the benchmark by 60 basis points in the second half of the period. Good stock selection was the primary driver of the Portfolio's performance for the semi-annual period, offset slightly by the Portfolio's sector allocation.

     o  Good stock selection in communications equipment and a lack of exposure to electronic instrument makers led to the information technology sector's positive contribution to performance. The Portfolio retained its underweight position relative to the benchmark in information technology due to fundamental and valuation concerns.

     o  The Portfolio was negatively impacted by its health care holdings.
Biotechnology stocks were particularly weak during the period. Negative news from Biogen about the removal of its product, Tysabri, from the market caused already nervous investors to sell the group. The biotechnology position within the Portfolio was reduced during the period as the management team believes investor sentiment could remain negative for a while.

     o  At the end of the semi-annual period, the Portfolio remained underweight relative to its benchmark in the industrials, materials and energy sectors. Technology remained an underweight as we believed that expectations for this sector appeared too high.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE U.S. OPPORTUNITIES
                                   PORTFOLIO
                 AND THE S&P/CITIGROUP EMI U.S. FROM INCEPTION.

                                [LINE CHART]

                 Institutional          Investor A     S&P/Citigroup EMI U.S.
                 -------------          ----------     ----------------------
05/01/1998          $ 10,000              $ 9,425             $ 10,000
06/30/1998            10,950               10,320                9,518
09/30/1998            9,390                8,841                7,732
12/31/1998            13,030               12,253                9,126
03/31/1999            15,880               14,920                8,645
06/30/1999            20,950               19,661                9,897
09/30/1999            24,730               23,186                9,234
12/31/1999            41,897               39,221               11,107
03/31/2000            55,260               51,678               12,415
06/30/2000            53,197               49,701               11,970
09/30/2000            50,359               46,992               12,452
12/31/2000            38,649               36,015               11,544
03/31/2001            30,128               28,045               10,447
06/30/2001            36,305               33,752               11,892
09/30/2001            27,054               25,120                9,716
12/31/2001            33,256               30,851               11,524
03/31/2002            30,464               28,220               12,034
06/30/2002            25,578               23,660               11,072
09/30/2002            20,257               18,721                9,084
12/31/2002            20,381               18,809                9,693
03/31/2003            19,854               18,312                9,318
06/30/2003            23,732               21,848               11,230
09/30/2003            25,686               23,631               12,104
12/31/2003            30,122               27,679               13,843
03/31/2004            31,503               28,907               14,689
06/30/2004            31,782               29,141               14,773
09/30/2004            31,549               28,907               14,495
12/31/2004            35,644               32,634               16,519
03/31/2005            34,807               31,830               16,031

                        FOR PERIOD ENDING MARCH 31, 2005

                                    Average Annual Total Return
                                             1 Year       3 Year         5 Year       From Inception
                                          -----------   ----------   -------------   ---------------
     Institutional Class                      10.49%        4.54%        (8.83)%          19.77%
     Service Class                            10.19%        4.20%        (9.14)%          19.39%
     Investor A Class (Load Adjusted)          3.76%        2.06%        (10.30)%          18.23%
     Investor A Class (NAV)                   10.11%        4.09%        (9.24)%          19.24%
     Investor B Class (Load Adjusted)          4.79%        2.21%        (10.17)%          18.39%
     Investor B Class (NAV)                    9.29%        3.31%        (9.91)%          18.39%
     Investor C Class (Load Adjusted)          8.24%        3.30%        (9.92)%          18.37%
     Investor C Class (NAV)                    9.24%        3.30%        (9.92)%          18.37%

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A,
INVESTOR B, AND INVESTOR C SHARES WAS 5/1/98. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 41 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

                                                                              33

                         U.S. OPPORTUNITIES PORTFOLIO

FUND PROFILE

  Top Ten Holdings (% of long-term
            investments)
Navigant Consulting, Inc.   1.5%
Station Casinos, Inc.       1.5
Comverse Technology, Inc.   1.5
Ralcorp Holdings, Inc.      1.4
National-Oilwell, Inc.      1.4
Chesapeake Energy Corp.     1.4
Joy Global, Inc.            1.3
Global Payments, Inc.       1.3
Assurant, Inc.              1.3
T. Rowe Price Group, Inc.   1.3
                            ---
     Total                  13.9%
                            =======

   Top Ten Industries (% of long-term
              investments)
Oil & Gas                      7.8%
Retail Merchandising           7.2
Energy & Utilities             7.1
Business Services              6.9
Telecommunications             6.3
Entertainment & Leisure        5.6
Medical & Medical Services     4.8
Manufacturing                  4.3
Metal & Mining                 4.0
Computer Software & Services   3.9
                               ---
     Total                     57.9%
                               =======

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,103.20        1,101.40        1,101.10        1,097.50        1,097.60
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       8.37            9.93           10.13           14.03           14.03

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,016.94        1,015.43        1,015.23        1,011.46        1,011.46
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       8.06            9.57            9.77           13.54           13.54

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.60%, 1.90%, 1.94%, 2.69%, and 2.69% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

34

                     INTERNATIONAL OPPORTUNITIES PORTFOLIO

Total Net Assets (3/31/05): $510.2 million

Performance Benchmark

     S&P/Citigroup Extended Market Index
     Global Ex-U.S. ("S&P/Citigroup EMI Global Ex-U.S.")

Investment Approach

     Seeks long-term capital appreciation by normally investing at least 80% of its net assets in equity securities issued by international emerging capitalization companies (defined as those with market capitalizations equal to those within the universe of S&P/Citigroup EMI Global Ex-U.S. stocks). The
Portfolio may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The Portfolio management team uses a multi-factor screen to identify tocks that have above average return potential. The factors and the weight assigned to a factor may change depending on market conditions.
The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.
Recent Portfolio Management Activity

     o  All share classes of the Portfolio outperformed the benchmark for the semi-annual period.

     o  Relative returns for the Portfolio's asset class remained quite attractive as evidenced by the performance of the Portfolio's benchmark, the
S&P/Citigroup Extended Market Index Global ex-US for the period. The benchmark returned 20.4% versus a return of 16.5% for the larger Citigroup Broad Market
Index ex-US and a return of 6.9% for the S&P 500 Index.

     o  During the first half of the semi-annual period, all share classes of the Portfolio outperformed the benchmark. Strong stock selection in the cyclical areas such as consumer discretionary, industrials and materials was the major driver of performance. Favorable stock selection also helped to offset underweight positions in financials and utilities. These sectors outperformed in the period as global rates remained low to counter the decelerating effects of a weak dollar. The Portfolio's overweight to the energy sector was a modest negative for the period as the energy sector returned less than the market average. U.S. dollar based investors were once again rewarded in the last quarter of 2004 as the dollar index declined an additional 7.5%.
Western Europe and emerging markets had strong performance for the period.
Within the Portfolio, the management team initiated exposure to South Africa, increased exposure to Japan and reduced exposure to Europe.

     o  During the first half of the semi-annual period, the management team implemented a number of strategy changes in the Portfolio consistent with its investment limitations. Exposure to financials and industrials were increased by 494 and 237 basis points, respectively. Exposure to the materials, technology and consumer discretionary sectors were reduced by 324, 211 and 124 basis points, respectively. The increased exposure to the financials sector brought the Portfolio in line with the market weight of its benchmark while the reduction in the materials sector was attributable to US dollar volatility and a desire to manage that risk.

     o  All share classes of the Portfolio underperformed the benchmark in the second half of the semi-annual period. Rising oil prices, rising interest rates and widening credit spreads clashed with the cyclical gearing of the Portfolio and weighed on the overall market. The Portfolio was negatively impacted by stock selection in this period. This was driven by the Portfolio's concentration in larger companies within the benchmark dictated by the management team's insistence on adequate trading liquidity. Companies with market values above $2 billion within the benchmark returned 0.86% for the quarter, significantly underperforming the overall benchmark. The Portfolio benefited from its relative overweight to the benchmark in the energy and industrials sectors as these were the only two sectors to outperform the market in the period.

     o  From a regional perspective, the Portfolio continued to maintain an overweight in Asia and an underweight in Europe. Emerging markets performed substantially better late in 2004 than in early 2005; however, the performance for the total semi-annual period remained positive. The management team substantially reduced the Portfolio's exposure to emerging markets in the second half of the semi-annual period on concerns that sharply higher U.S.
rates could quickly unwind the emerging markets carry trade. Country allocation for the period was neutral.

     o  At the end of the semi-annual period, the Portfolio was positioned overweight relative to its benchmark in the industrials, energy and materials sectors. This cyclical exposure was somewhat offset by an underweight in the technology sector.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL
                                 OPPORTUNITIES
       PORTFOLIO AND THE S&P/CITIGROUP EMI GLOBAL EX-U.S. FROM INCEPTION.

                                    [LINE CHART]

                 Institutional          Investor A     Citigroup EMI Global Ex-U.S.
                 -------------          ----------     ----------------------------
09/26/1997          $ 10,000              $ 9,497                $ 10,000
09/30/1997            9,970                9,468                  10,028
12/31/1997            9,483                8,996                   8,904
03/31/1998            11,384               10,788                  10,356
06/30/1998            11,997               11,350                  10,158
09/30/1998            9,614                9,092                   8,574
12/31/1998            10,538                9,935                   9,681
03/31/1999            10,764               10,127                   9,846
06/30/1999            12,722               11,963                  10,587
09/30/1999            14,601               13,702                  11,070
12/31/1999            26,522               24,889                  12,137
03/31/2000            33,056               30,958                  12,420
06/30/2000            28,509               26,693                  12,053
09/30/2000            28,037               26,213                  11,372
12/31/2000            24,365               22,749                  10,613
03/31/2001            21,041               19,625                   9,586
06/30/2001            21,601               20,118                   9,847
09/30/2001            18,501               17,205                   8,290
12/31/2001            20,182               18,744                   9,056
03/31/2002            22,684               21,046                   9,630
06/30/2002            22,821               21,140                   9,742
09/30/2002            18,961               17,546                   8,045
12/31/2002            19,572               18,098                   8,433
03/31/2003            18,812               17,370                   8,064
06/30/2003            21,825               20,130                   9,934
09/30/2003            24,850               22,890                  11,272
12/31/2003            29,217               26,892                  13,071
03/31/2004            30,974               28,478                  14,351
06/30/2004            29,828               27,397                  14,316
09/30/2004            30,463               27,949                  14,481
12/31/2004            36,235               33,219                  16,899
03/31/2005            37,104               34,002                  17,441

                        FOR PERIOD ENDING MARCH 31, 2005

                                   Average Annual Total Return
                                             1 Year        3 Year       5 Year      From Inception
                                          -----------   -----------   ----------   ---------------
     Institutional Class                      19.79%        17.82%        2.34%          19.08%
     Service Class                            19.43%        17.49%        2.01%          18.71%
     Investor A Class (Load Adjusted)         13.40%        15.36%        0.85%          17.70%
     Investor A Class (NAV)                   19.40%        17.34%        1.89%          18.51%
     Investor B Class (Load Adjusted)         13.93%        15.58%        0.75%          17.66%
     Investor B Class (NAV)                   18.43%        16.45%        1.13%          17.66%
     Investor C Class (Load Adjusted)         17.47%        16.46%        1.14%          17.66%
     Investor C Class (NAV)                   18.47%        16.46%        1.14%          17.66%

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A,
INVESTOR B, AND INVESTOR C SHARES WAS 9/26/97. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 41 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

                                                                              35

                     INTERNATIONAL OPPORTUNITIES PORTFOLIO

FUND PROFILE

  Top Ten Holdings (% of long-term
            investments)
Prosafe ASA                 1.7%
Yamaha Motor Co. Ltd.       1.4
Bharti Tele-Ventures Ltd.   1.2
Rheinmetall AG              1.1
Alpha Bank AE               1.1
Wienerberger AG             1.1
Antofagasta PLC             1.1
Bilfinger Berger AG         1.1
Saipem SpA                  1.1
Teck Cominco Ltd.           1.1
                            ---
     Total                  12.0%
                            =======

  Top Ten Countries (% of
  long-term investments)
Japan            27.2%
United Kingdom   16.8
United States     6.6
Germany           5.1
Canada            4.1
Hong Kong         3.4
Norway            3.3
Sweden            3.3
Finland           3.1
Netherlands       2.7
                 ----
  Total          75.6%
                 ========

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,218.00        1,216.80        1,216.50        1,211.80        1,212.20
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       7.89            9.31            9.53           13.58           13.59

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,017.80        1,016.49        1,016.29        1,012.56        1,012.56
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       7.20            8.51            8.71           12.44           12.44

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.43%, 1.69%, 1.73%, 2.47%, and 2.47% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

36

                          ASSET ALLOCATION PORTFOLIO

Total Net Assets (3/31/05): $789.1 million

Performance Benchmark
     60% S&P 500(Reg. TM) Index / 40% Lehman Brothers U.S. Aggregate Index

Investment Approach

     Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories:
stocks, bonds and, to a lesser extent, money market instruments. The Portfolio management team draws upon analysis of financial trends and market conditions to monitor and adjust the allocation from time to time. The Portfolio management team assigns varying percentages to individual investment team members. Some team members are responsible for particular types of stock investments, such as stocks of larger companies, smaller companies, companies that appear to be trading below their true worth or international companies.
Within each equity style, investment decisions are made according to a bottom-up stock selection. The fixed income portion of the Portfolio will consist of a broad range of bonds including: U.S. Government bonds, mortgage-backed, asset-backed and corporate debt securities. The Portfolio may invest up to 25% of total assets in non-investment grade bonds. The Portfolio may also invest in non-dollar denominated bonds of issuers located outside of the United States. The fixed income management team seeks bonds that will add value while controlling risk.
Recent Portfolio Management Activity

     o  On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. (BAI), acquired SSRM Holdings, Inc., the parent of State Street Research &
Management Company (SSRM), the investment adviser to the State Street Research mutual funds. In connection with the transaction, the BlackRock Balanced
Portfolio reorganized with the State Street Research Asset Allocation Fund (the
SSR Fund) and was renamed the BlackRock Asset Allocation Portfolio (the
Portfolio). The SSR Fund transferred substantially all of its assets and liabilities to the Portfolio in exchange for shares of the Portfolio, which were then distributed to the SSR Fund shareholders. For periods prior to
January 31, 2005, the performance information shown reflects the performance of the SSR Fund, which had similar investment goals and strategies as the
Portfolio.

     o  All share classes of the Portfolio outperformed the benchmark for the semi-annual period.

     o  During the first half of the period the broad equity markets experienced a strong rebound producing positive performance in each of the three months. The strength of the rally came in November and December as investors appeared relieved that the long contentious political season had come to an end. Further, oil prices fell during the fourth quarter of 2004 further fueling the rally. However, during the second half of the period, the U.S.
equity markets faltered. Investors' concerns centered on rising oil prices, mounting inflationary pressures and the continued "measured pace" of interest rate increases from the Federal Open Market Committee. During the period, mid-capitalization stocks outperformed both large and small capitalization stocks, while value stocks outperformed growth stocks within each of the three capitalization categories. Additionally, the global resource sector was one of the strongest performers. In the fixed income markets, yields trended higher as the Federal Reserve continued toward the "normalization" of short-term interest rates. The Federal Open Market Committee increased the Federal Funds target rate 4 times during the period, in 25 basis point increments, for a total of
100 basis points. The high yield and emerging market sectors outperformed the general fixed income market, albeit with much of the out performance occurring during the fourth quarter of 2004.

     o  The Portfolio's overweight to equity was beneficial to performance as equity outperformed fixed income during the period. The equity portion of the
Portfolio benefited from four key asset allocation themes: overweighting mid-capitalization stocks, maintaining overweight to value stocks, maintaining exposure to global resources and overweighting international equity. In particular, our overweight position in mid-capitalization value stocks and position in global resources greatly added value relative to the benchmark.
Additionally, the exposure to major international equity markets and the long position in foreign currencies added to the Portfolio's performance. Since early March, the equity portion of the Portfolio shifted toward a more defensive nature. The Portfolio moved up in market capitalization by trimming positions in small capitalization, and taking some profit from mid-capitalization value stocks. For the first quarter 2005, the overweight to equity hurt performance as equity underperformed fixed income substantially. We expect that the exposure in global resources will continue to add volatility to the Portfolio's performance. The Portfolio maintains the overweight to equity, however, with a more conservative overall profile.

     o  In the fixed income portion of the Portfolio, high-yield and emerging markets exposure had positive impact on performance relative to the benchmark.
During the period, the Portfolio reduced its allocation to high yield and emerging markets through profit-taking to increase exposure to high grade bonds. The Portfolio's position in high yield detracted from performance in the first quarter 2005. The fixed income portfolio is positioned for low duration, high quality securities.

     o  The Portfolio continues to emphasize equities over fixed income; ending the period with a 68% equity/31% fixed income/1% cash target allocation. This represents an overweight position in equities and underweight position in fixed income relative to the normal strategic allocation of 60% equity/40% fixed income/0% cash allocation.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASSET ALLOCATION
                                   PORTFOLIO
AND 60% S&P 500(REG. TM) INDEX / 40% LEHMAN BROTHERS U.S. AGGREGATE INDEX FOR
                              THE PAST TEN YEARS.

                                                [LINE CHART]

                 Institutional          Investor A     60% S&P 500256 Index / 40% Lehman Brothers U.S. Aggreg
                 -------------          ----------     ------------------------------------------------------
03/31/1995          $ 10,000              $ 9,429                             $ 10,000
06/30/1995            10,748               10,140                               10,816
09/30/1995            11,432               10,778                               11,415
12/31/1995            11,670               10,997                               12,023
03/31/1996            12,270               11,555                               12,320
06/30/1996            12,776               12,025                               12,680
09/30/1996            13,267               12,478                               13,015
12/31/1996            14,054               13,210                               13,824
03/31/1997            13,837               12,998                               14,020
06/30/1997            15,185               14,257                               15,676
09/30/1997            16,738               15,705                               16,599
12/31/1997            16,379               15,359                               17,088
03/31/1998            17,979               16,849                               18,611
06/30/1998            17,980               16,840                               19,158
09/30/1998            16,351               15,304                               18,360
12/31/1998            17,778               16,626                               20,674
03/31/1999            17,904               16,738                               21,250
06/30/1999            18,738               17,506                               22,071
09/30/1999            18,107               16,906                               21,297
12/31/1999            20,129               18,780                               23,155
03/31/2000            20,979               19,563                               23,706
06/30/2000            20,837               19,402                               23,491
09/30/2000            21,498               20,024                               23,652
12/31/2000            21,909               20,393                               22,925
03/31/2001            21,097               19,620                               21,551
06/30/2001            22,148               20,582                               22,368
09/30/2001            19,669               18,264                               20,746
12/31/2001            22,913               21,239                               22,074
03/31/2002            22,884               21,218                               22,130
06/30/2002            21,014               19,470                               20,631
09/30/2002            18,760               17,367                               18,804
12/31/2002            19,344               17,895                               19,906
03/31/2003            18,966               17,533                               19,640
06/30/2003            21,370               19,719                               21,631
09/30/2003            22,062               20,365                               21,971
12/31/2003            24,328               22,441                               23,585
03/31/2004            25,311               23,308                               24,077
06/30/2004            25,308               23,310                               24,087
09/30/2004            25,108               23,089                               24,124
12/31/2004            27,125               24,924                               25,542
03/31/2005            26,743               24,571                               25,169

                        FOR PERIOD ENDING MARCH 31, 2005

                                 Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   -----------
     Institutional Class                       5.66%         5.33%        4.97%        10.34%
     Service Class                             5.44%         5.02%        4.67%        10.05%
     Investor A Class (Load Adjusted)         (0.61)%        2.96%        3.44%         9.41%
     Investor A Class (NAV)                    5.42%         5.01%        4.66%        10.05%
     Investor B Class (Load Adjusted)          0.21%         3.21%        3.62%         9.25%
     Investor B Class (NAV)                    4.66%         4.29%        3.94%         9.25%
     Investor C Class (Load Adjusted)          3.61%         4.28%        3.93%         9.24%
     Investor C Class (NAV)                    4.60%         4.28%        3.93%         9.24%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 12/29/88; INSTITUTIONAL
SHARES, 6/1/93; INVESTOR C SHARES, 6/1/93; INVESTOR B SHARES, 1/1/99; AND
SERVICE SHARES, 1/28/05. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 41 FOR
FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed

                                                                              37

                          ASSET ALLOCATION PORTFOLIO

FUND PROFILE

   Top Ten Holdings (% of long-term investments)
Federal National Mortgage Association      3.7%
U.S. Treasury Notes                        3.1
General Electric Co.                       1.5
Exxon Mobil Corp.                          1.4
U.S. Treasury Bonds                        1.0
Government National Mortgage Association   1.0
Citigroup, Inc.                            0.9
CONSOL Energy, Inc.                        0.9
Bank of America Corp.                      0.8
Microsoft Corp.                            0.8

                                           ---
     Total                                 15.1%
                                           =======

 Credit Quality (% of
fixed income portfolio)1
AAA          61.6%
AA            7.6
A            12.5
BBB           9.6
\qBBB         8.7
             ----
  Total      100.0%
             ========

   Top Ten Industries (% of long-term
              investments)
Oil & Gas                      8.6%
Manufacturing                  6.0
Banks                          5.2
Finance                        4.1
Retail Merchandising           4.0
Insurance                      3.4
Computer & Software Services   3.3
Pharmaceuticals                3.0
Telecommunications             2.8
Energy & Utilities             2.5
                               ---
     Total                     42.9%
                               =======

1  Using the higher of Standard & Poor's ("S&P") or Moody's Investor Service
("Moody's").

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,065.10        1,064.40        1,064.20        1,060.20        1,060.30
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       4.84            2.03            6.59           10.27           10.27

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,020.25        1,023.00        1,018.54        1,014.90        1,014.90
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       4.75            2.00            6.46           10.10           10.10

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.94%, 1.16%, 1.28%, 2.00%, and 2.00% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) and 62/365 for the Service share class (to reflect the period the share class was open during the one-half year period).

For the period October 1, 2004 through January 31, 2005, the "Actual Expenses"
table reflects the expenses of the State Street Research Asset Allocation Fund prior to its reorganization with the Portfolio on that date. Restated to reflect the Portfolio's current expenses for the entire semi-annual period, (i)
"Ending Account Value" on March 31, 2005 would have been $1,065.10 for
Institutional Class shares and (ii) "Expenses Incurred During Period" for the period October 1, 2004 through March 31, 2005 would have been $4.43 for
Institutional Class shares.  "Ending Account Value" and "Expenses Incurred
During Period" would been the same for Service Class, Investor A Class,
Investor B Class and Investor C Class.

38

                            INDEX EQUITY PORTFOLIO

Advisor to the Index Master Portfolio

     Dimensional Fund Advisors Inc.

Total Net Assets (3/31/05): $1.3 billion

Performance Benchmark
     S&P 500(Reg. TM) Index

Investment Approach

     Seeks to approximate the investment performance of the S&P 500(Reg. TM)
Index, in terms of total investment return.  In pursuit of this goal, the
Portfolio invests all of its assets indirectly, through the The U.S. Large
Company Series (the Index Master Portfolio) of The DFA Investment Trust
Company, in the stocks of the S&P 500(Reg. TM) Index.  The Index Master
Portfolio, under normal market conditions, invests at least 95% of its total assets in substantially all the stocks of the S&P 500(Reg. TM) Index in approximately the same proportion as they are represented in the Index.

Recent Portfolio Management Activity
     o  All share classes of the Portfolio underperformed the benchmark for the semi-annual period.

     o  Consumer confidence eroded during the first half of the semi-annual period due to higher energy prices and concerns over the presidential election.
By November, however, the mood changed and the U.S. equity markets rallied due to the presidential election resolution, falling oil prices, and generally benign economic releases.

     o  Every sector of the S&P 500(Reg. TM) Index had solid positive returns in the first half of the semi-annual period.  However, seven of the ten S&P
500(Reg. TM) sectors posted returns below the overall Index return.  The best performing sectors substantially outperformed, led by economically-sensitive stocks in the technology, consumer discretionary and utility sectors.  Earnings prospects for the technology sector, which was up 13.4% for the quarter, did not significantly improve, but investors appeared to return to the sector for its higher market sensitivity despite high valuations and weak fundamentals.
Evidence that the U.S. economic "soft patch" had ended drove performance for consumer discretionary stocks, which were up 13.2% for the period.  Energy stocks lagged during the quarter with a return of 4.2%, as oil and gas prices retreated during November and December.  Health care stocks remained a drag on the market, as large capitalization pharmaceutical stocks fell with the continued negative news regarding the safety of popular name brand prescription pain relief drugs.  The heath care sector managed a gain of 4.8% for the quarter, well behind the market.

     o  During the first half of the semi-annual period, small capitalization stocks led the U.S. market, gaining 14.1%.  Value stocks outperformed in the large capitalization sector but growth stocks outperformed in the mid- and small capitalization range.

     o  During the second half of the semi-annual period U.S. economic activity, although still trending positive, lost some momentum.  Market weakness in January and March offset February gains, contributing to the S&P
500(Reg. TM) Index's largest quarterly loss in two years (-2.2%).  Investors became increasingly concerned about the impact that higher commodity prices might have on the overall economy and inflation.

     o  During the first quarter of 2005, investors favored defensive areas of the market as only four of the ten sectors within the S&P 500(Reg. TM) Index generated positive returns.  In contrast, higher-beta segments of the market, which performed well in the fourth quarter of 2004, declined in the first quarter of 2005.  Most notably, the information technology, telecommunications and financial sectors posted the largest losses.  Small capitalization stocks also fell out of favor with investors, losing 5.3% during the period compared to a loss of 1.9% for large capitzalization stocks. From a valuation standpoint, stronger performance by more defensive areas of the market, such as the energy and utilities sectors, helped value stocks continue their significant outperformance over their growth counterparts across capitalization ranges.

     o  The Portfolio, through the investment of all of its assets in The U.S.
Large Company Series of The DFA Investment Trust Company, holds substantially all of the stocks contained in the S&P 500(Reg. TM) Index in approximately the same proportion as the Index.  For the six-months ended March 31, 2005, the S&P
500(Reg. TM) Index returned 6.9%.  The Institutional, Service, Investor A,
Investor B and Investor C class shares of the Portfolio posted total returns of
6.8%, 6.7%, 6.6%, 6.2% and 6.2%, respectively, for the semi-annual period.  The return of each class was less than the return of the S&P(Reg. TM) 500 Index primarily because of Portfolio and class-specific expenses.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INDEX EQUITY
                                   PORTFOLIO
             AND THE S&P 500(REG. TM) INDEX FOR THE PAST TEN YEARS.

                              [LINE CHART]

                 Institutional          Investor A     S&P 500256 Index
                 -------------          ----------     ----------------
03/31/1995          $ 10,000              $ 9,700          $ 10,000
06/30/1995            10,957               10,636            10,955
09/30/1995            11,799               11,436            11,825
12/31/1995            12,503               12,115            12,537
03/31/1996            13,147               12,717            13,210
06/30/1996            13,723               13,262            13,803
09/30/1996            14,138               13,644            14,230
12/31/1996            15,300               14,761            15,416
03/31/1997            15,698               15,126            15,829
06/30/1997            18,417               17,728            18,593
09/30/1997            19,791               19,032            19,985
12/31/1997            20,337               19,524            20,559
03/31/1998            23,164               22,207            23,427
06/30/1998            23,914               22,922            24,201
09/30/1998            21,554               20,626            21,793
12/31/1998            26,144               24,994            26,434
03/31/1999            27,400               26,168            27,751
06/30/1999            29,280               27,922            29,707
09/30/1999            27,452               26,141            27,853
12/31/1999            31,534               29,993            31,997
03/31/2000            32,250               30,623            32,731
06/30/2000            31,315               29,688            31,861
09/30/2000            31,048               29,389            31,553
12/31/2000            28,620               27,059            29,084
03/31/2001            25,221               23,794            25,636
06/30/2001            26,669               25,126            27,136
09/30/2001            22,735               21,398            23,153
12/31/2001            25,149               23,627            25,627
03/31/2002            25,201               23,638            25,698
06/30/2002            21,820               20,435            22,255
09/30/2002            18,039               16,878            18,410
12/31/2002            19,560               18,265            19,964
03/31/2003            18,934               17,657            19,335
06/30/2003            21,836               20,332            22,312
09/30/2003            22,404               20,829            22,902
12/31/2003            25,127               23,317            25,690
03/31/2004            25,540               23,672            26,125
06/30/2004            25,969               24,041            26,575
09/30/2004            25,477               23,559            26,078
12/31/2004            27,812               25,698            28,486
03/31/2005            27,219               25,120            27,874

                            FOR PERIOD ENDING MARCH 31, 2005

                                  Average Annual Total Return
                                            1 Year       3 Year         5 Year        10 Year
                                          ----------   ----------   -------------   -----------
     Institutional Class                      6.58%        2.60%         (3.33)%        10.53%
     Service Class                            6.18%        2.17%         (3.75)%        10.12%
     Investor A Class (Load Adjusted)         2.92%        1.02%         (4.47)%         9.65%
     Investor A Class (NAV)                   6.12%        2.05%         (3.88)%         9.98%
     Investor B Class (Load Adjusted)         0.80%        0.12%         (4.98)%         9.25%
     Investor B Class (NAV)                   5.30%        1.27%         (4.60)%         9.25%
     Investor C Class (Load Adjusted)         4.31%        1.26%         (4.60)%         9.24%
     Investor C Class (NAV)                   5.31%        1.26%         (4.60)%         9.24%

THE INVESTOR B AND C CLASSES OF THE BLACKROCK INDEX EQUITY PORTFOLIO CLOSED TO
INVESTORS AS OF 4:00 P.M., MAY 28, 2004.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A
SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 2/7/96; AND
INVESTOR C SHARES, 8/14/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 41
FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING
IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

                                                                              39

                            INDEX EQUITY PORTFOLIO

FUND PROFILE

 Top Ten Holdings (% of long-term investments)1
General Electric                       3.5%
Exxon Mobil Corp.                      3.5
Microsoft Corp.                        2.2
Citigroup, Inc.                        2.2
Johnson & Johnson                      1.8
Pfizer, Inc.                           1.8
Bank of America Corp.                  1.6
Wal-Mart Stores, Inc.                  1.6
International Business Machines Corp   1.4
Intel Corp.                            1.3
                                       ---
     Total                             20.9%
                                       =======

 Sector Allocation (% of long-term
           investments)2
Financial                19.8%
Information Technology   15.1
Health Care              13.0
Industrials              11.9
Consumer Discretionary   11.5
Consumer Staples         10.3
Energy                    8.8
Materials                 3.3
Utilities                 3.2
Telecommunications        3.1
                         ----
     Total               100.0%
                         ========

1  Represents the Top Ten Holdings of The U.S. Large Company Series of The DFA
Investment Trust Company.

2  Represents the Sector Allocation of The U.S. Large Company Series of The DFA
Investment Trust Company.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,068.40        1,066.70        1,066.30        1,062.30        1,062.40
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       0.93            2.98            2.98            6.82            6.82

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,024.09        1,022.08        1,022.08        1,018.30        1,018.30
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       0.91            2.92            2.92            6.70            6.70

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.18%, 0.58%, 0.58%, 1.33%, and 1.33% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).The Example reflects the expenses for both the Index Equity
Portfolio and The U.S. Large Company Series of The DFA Investment Trust
Company.

40

                                BLACKROCK FUNDS
                        NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced.Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes.
If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the
Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent
Class. In the case of Investor A, Investor B, Investor C and Service Shares,
the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses. Additionally, the performance information above does not reflect accounting adjustments required under accounting principles generally accepted in the United States of America and as a result there may be variances between what is reported within this section and that reported in the total return calculation in the Financial Highlights.

     Performance for the Legacy, Mid-Cap Value Equity, Aurora, Small/Mid-Cap
Growth, Global Resources, Health Sciences and Asset Allocation Portfolios for
the periods prior to January 31, 2005 is based on performance of certain former
State Street Research mutual funds that reorganized with the Portfolios on that date.

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C
Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Investment Trust, Large Cap Value Equity, Large Cap Growth Equity, Dividend
AchieversTM, Legacy, Mid-Cap Value Equity, Mid-Cap Growth Equity, Aurora,
Small/Mid Cap Growth, Small Cap Value Equity, Small Cap Core Equity, Small Cap
Growth Equity, Global Science &Technology Opportunities, Global Resources,
All-Cap Global Resources, Health Sciences, U.S.Opportunities, and Asset
Allocation Portfolios -   5.75%; International Opportunities Portfolio -
5.00%; Index Equity Portfolio -  3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is
4.50% and 1.00%, respectively.

     The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Portfolio. The
Portfolios' returns would have been lower if there were no such waivers and reimbursements. BlackRock Advisors, Inc. is under no obligation to waive or continue waiving its fees after February 1, 2006 or February 1, 2007 as described in the prospectus of the Portfolios. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance shown in the line graphs is that of Institutional Shares and Investor A Shares of the Portfolios. The actual performance of Investor B,
Investor C and Service Shares is lower than the performance of Institutional
Shares because Investor B, Investor C and Service Shares have higher expenses than Institutional Shares. Excluding the effects of sales charges, the actual performance of Investor B and Investor C Shares is lower than the performance of Investor A Shares because Investor B and Investor C Shares have higher expenses than Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge, while purchasers of Investor B and Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

                                                                              41

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           INVESTMENT TRUST PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                          NUMBER
                                        OF SHARES       VALUE
                                       ----------- --------------
COMMON STOCKS - 99.3%
Aerospace - 1.7%
  General Dynamics Corp.                  128,800   $ 13,788,040
  Northrop Grumman Corp.                   11,600        626,168
  Raytheon Co.                            250,700      9,702,090

                                                    ------------
                                                      24,116,298
                                                    ------------
Banks - 6.8%
  Bank of America Corp.                   743,900     32,805,990
  Key Corp.                               289,700      9,400,765
  North Fork Bancorporation, Inc.         355,100      9,850,474
  SunTrust Banks, Inc.                    152,700     11,005,089
  U.S. Bancorp                            490,800     14,144,856
  Wachovia Corp.                          364,600     18,561,786
  Wells Fargo & Co.                         5,700        340,860

                                                    ------------
                                                      96,109,820
                                                    ------------
Beverages & Bottling - 2.5%
  The Coca-Cola Co.                         8,500        354,196
  Coca-Cola Enterprises, Inc.             158,189      3,246,038
  Constellation Brands, Inc.(b)           144,200      7,623,854
  PepsiCo, Inc.                           459,810     24,383,724

                                                    ------------
                                                      35,607,812
                                                    ------------
Broadcasting - 0.8%
  Comcast Corp. - Class A(b)              344,200     11,496,280
                                                    ------------
Business Services - 0.7%
  Accenture Ltd.(b)                       400,100      9,662,415
                                                    ------------
Chemicals - 1.6%
  The Dow Chemical Co.                    358,200     17,856,270
  Lyondell Chemical Co.                   184,400      5,148,448
  Olin Corp.                               11,200        249,760

                                                    ------------
                                                      23,254,478
                                                    ------------
Computer & Office Equipment - 5.1%
  Cisco Systems, Inc.(b)                  755,900     13,523,051
  Dell, Inc.(b)                           326,100     12,528,762
  Hewlett-Packard Co.                     414,600      9,096,324
  International Business Machines
    Corp.                                 339,900     31,060,062
  Lexmark International, Inc.(b)           95,300      7,621,141

                                                    ------------
                                                      73,829,340
                                                    ------------
Computer Software & Services - 5.0%
  BMC Software, Inc.(b)                    14,700        220,500
  Checkfree Corp.(b)                      222,100      9,052,796
  Computer Sciences Corp.(b)               12,300        563,955
  Microsoft Corp.                      1,814,000      43,844,380
  Oracle Corp.(b)                        957,800      11,953,344
  Symantec Corp.(b)                       10,000         213,300
  Yahoo!, Inc.(b)                        196,500       6,661,350

                                                    ------------
                                                      72,509,625
                                                    ------------
Construction - 0.7%
  Pulte Homes, Inc.(c)                   138,300      10,183,029
                                                    ------------
Electronics - 3.3%
  Intel Corp.                          1,502,700      34,907,721
  L-3 Communications Holdings, Inc.      175,700      12,478,214

                                                    ------------
                                                      47,385,935
                                                    ------------
Energy & Utilities - 3.3%
  Exelon Corp.                           363,600      16,685,604
  PG&E Corp.                             421,100      14,359,510
  PPL Corp.                              284,900      15,381,751

                                          NUMBER
                                        OF SHARES       VALUE
                                       ----------- --------------
COMMON STOCKS (Continued)
Energy & Utilities (Continued)
  TXU Corp.                                7,400    $    589,262

                                                    ------------
                                                      47,016,127
                                                    ------------
Entertainment & Leisure - 2.7%
  Harrah's Entertainment, Inc.(c)         89,500       5,779,910
  Time Warner, Inc.(b)(c)              1,105,500      19,401,525
  The Walt Disney Co.                    459,900      13,212,927

                                                    ------------
                                                      38,394,362
                                                    ------------
Finance - 7.2%
  American Express Co.                   317,200      16,294,564
  The Bear Stearns Cos., Inc.              7,300         729,270
  Capital One Financial Corp.(c)           8,800         657,976
  CIT Group, Inc.                        255,700       9,716,600
  Citigroup, Inc.                        811,800      36,482,292
  Countrywide Financial Corp.            207,398       6,732,139
  Fannie Mae                               2,700         147,015
  Franklin Resources, Inc.               108,600       7,455,390
  Freddie Mac                             14,400         910,080
  The Goldman Sachs Group, Inc.          152,400      16,762,476
  MBNA Corp.                               8,900         218,495
  Merrill Lynch & Co., Inc.                3,500         198,100
  Washington Mutual, Inc.                200,400       7,915,800

                                                    ------------
                                                     104,220,197
                                                    ------------
Food & Agriculture - 0.9%
  Archer-Daniels-Midland Co.(c)          523,671      12,871,833
                                                    ------------
Insurance - 4.8%
  Aetna, Inc.                            117,600       8,814,120
  The Allstate Corp.                     162,600       8,790,156
  American International Group, Inc.     371,751      20,598,723
  CHUBB Corp.                            114,800       9,100,196
  Hartford Financial Services Group      110,100       7,548,456
  Prudential Financial, Inc.             143,700       8,248,380
  W.R. Berkley Corp.                     124,400       6,170,240

                                                    ------------
                                                      69,270,271
                                                    ------------
Machinery & Heavy Equipment - 0.0%
  Deere & Co.                              7,200         483,336
                                                    ------------
Manufacturing - 10.1%
  Black & Decker Corp.                    88,500       6,990,615
  Eaton Corp.                            160,800      10,516,320
  Energizer Holdings, Inc.(b)            137,500       8,222,500
  Fortune Brands, Inc.                    97,200       7,837,236
  General Electric Co.                 1,545,100      55,716,306
  Ingersoll-Rand Co. - Class A           111,800       8,904,870
  ITT Industries, Inc.                   119,100      10,747,584
  Mattel, Inc.                           358,600       7,656,110
  Nike, Inc.                             127,400      10,613,694
  Nucor Corp.                             13,600         782,816
  The Stanley Works(c)                    16,700         756,009
  Textron, Inc.                           95,400       7,118,748
  Tyco International Ltd. - ADR          303,300      10,251,540

                                                    ------------
                                                     146,114,348
                                                    ------------
Medical & Medical Services - 3.9%
  Amgen, Inc.(b)                         285,500      16,618,955
  Caremark Rx, Inc.(b)                   374,800      14,909,544
  HCA, Inc.                              137,000       7,339,090
  McKesson Corp.                         282,400      10,660,600

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
42

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     INVESTMENT TRUST PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                          NUMBER
                                        OF SHARES        VALUE
                                       ----------- ----------------
COMMON STOCKS (Continued)
Medical & Medical Services (Continued)
  STERIS Corp.(b)                         243,300   $    6,143,325

                                                    --------------
                                                        55,671,514
                                                    --------------
Medical Instruments & Supplies - 2.9%
  Bausch & Lomb, Inc.                     132,900        9,741,570
  Becton, Dickinson & Co.                 168,000        9,814,560
  Boston Scientific Corp.(b)                5,400          158,166
  Guidant Corp.                            59,100        4,367,490
  Johnson & Johnson                       272,000       18,267,520

                                                    --------------
                                                        42,349,306
                                                    --------------
Metal & Mining - 0.8%
  CONSOL Energy, Inc.                     244,500       11,496,390
                                                    --------------
Motor Vehicles - 0.9%
  Ford Motor Co.                          505,600        5,728,448
  PACCAR, Inc.                             94,300        6,826,377

                                                    --------------
                                                        12,554,825
                                                    --------------
Oil & Gas - 8.6%
  ChevronTexaco Corp.                     125,900        7,341,229
  ConocoPhillips                          193,300       20,845,472
  EOG Resources, Inc.                     197,000        9,601,780
  Exxon Mobil Corp.                       853,000       50,838,800
  National Fuel Gas Co.                    16,700          477,453
  Newfield Exploration Co.(b)             131,500        9,765,190
  Schlumberger Ltd.                       188,400       13,278,432
  Valero Energy Corp.                     158,200       11,591,314

                                                    --------------
                                                       123,739,670
                                                    --------------
Paper & Forest Products - 0.8%
  Georgia-Pacific Corp.                    17,200          610,428
  Weyerhaeuser Co.                        166,300       11,391,550

                                                    --------------
                                                        12,001,978
                                                    --------------
Pharmaceuticals - 5.5%
  Abbott Laboratories                       4,200          195,804
  Bristol-Myers Squibb Co.                745,700       18,985,522
  Gilead Sciences, Inc.(b)                 12,600          451,080
  Merck & Co., Inc.                       417,500       13,514,475
  Pfizer, Inc.                         1,332,000        34,991,640
  Wyeth                                  276,300        11,654,334

                                                    --------------
                                                        79,792,855
                                                    --------------
Publishing & Printing - 0.8%
  The McGraw-Hill Companies, Inc.        137,700        12,014,325
                                                    --------------
Railroad & Shipping - 1.7%
  Burlington Northern Santa Fe Corp.     247,000        13,320,710
  FedEx Corp.                            123,400        11,593,430

                                                    --------------
                                                        24,914,140
                                                    --------------
Real Estate - 0.9%
  Cendant Corp.                          632,500        12,991,550
  Centex Corp.                             7,500           429,525

                                                    --------------
                                                        13,421,075
                                                    --------------
Restaurants - 0.8%
  McDonald's Corp.                       382,600        11,914,164
                                                    --------------
Retail Merchandising - 5.9%
  AutoZone, Inc.(b)(c)                   115,400         9,889,780
  Barnes & Noble, Inc.(b)                177,328         6,116,043
  CVS Corp.                              159,100         8,371,842
  Federated Department Stores, Inc.      126,400         8,044,096

                                          NUMBER
                                        OF SHARES        VALUE
                                       ----------- ----------------
COMMON STOCKS (Continued)
Retail Merchandising (Continued)
  The Home Depot, Inc.                   425,400    $   16,267,296
  Nordstrom, Inc.                        145,800         8,074,404
  Simon Property Group, Inc.             109,800         6,651,684
  Supervalue, Inc.                       227,800         7,597,130
  Wal-Mart Stores, Inc.                  291,200        14,592,032

                                                    --------------
                                                        85,604,307
                                                    --------------
Security Brokers & Dealers - 0.9%
  E*TRADE Financial Corp.(b)              40,500           486,000
  iShares Russell 1000 Index Fund         11,356           719,970
  Lehman Brothers Holdings, Inc.         130,900        12,325,544

                                                    --------------
                                                        13,531,514
                                                    --------------
Semiconductors & Related Devices - 0.6%
  Lam Research Corp.(b)(c)                14,500           418,470
  Micron Technology, Inc.(b)              36,000           372,240
  NVIDIA Corp.(b)                         12,700           301,752
  QLogic Corp.(b)                        193,200         7,824,600

                                                    --------------
                                                         8,917,062
                                                    --------------
Soaps & Cosmetics - 1.7%
  The Procter & Gamble Co.               455,500        24,141,500
                                                    --------------
Telecommunications - 4.0%
  Motorola, Inc.                         829,800        12,422,106
  Nextel Communications, Inc.(b)         386,000        10,970,120
  SBC Communications, Inc.               282,200         6,685,318
  Scientific-Atlanta, Inc.                 9,600           270,912
  Sprint Corp.                           409,300         9,311,575
  Verizon Communications, Inc.           504,000        17,892,000

                                                    --------------
                                                        57,552,031
                                                    --------------
Tobacco - 1.4%
  Altria Group, Inc.                     316,000        20,663,240
                                                    --------------
Transportation - 0.0%
  Ryder Systems, Inc.                     10,100           421,170
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $1,176,576,195)
                                                     1,433,226,572
                                                    --------------

                                                  PAR/SHARES
                                       MATURITY     (000)
                                      ---------- -----------
SHORT TERM INVESTMENTS - 1.3%
  Morgan Stanley, Floating Rate
    Notes
    2.95%(d)(e)                       11/14/05     $11,639    11,638,761
  Galileo Money Market Fund                          1,094     1,093,578
  Institutional Money Market Trust(e)                6,696     6,696,438

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $19,428,777)                                          19,428,777
                                                              ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              43

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     INVESTMENT TRUST PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                 VALUE
                                           -----------------
TOTAL INVESTMENTS IN SECURITIES -  100.6%
  (Cost $1,196,004,972(a))                  $1,452,655,349
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.6)%
  (Including $18,335,199 of payable
  upon return of securities loaned)             (8,365,404)
                                            --------------
NET ASSETS - 100.0%
  (Applicable to 43,075,445 Institutional
  shares, 131,285 Service shares,
  47,761,883 Investor A shares,
  21,769,797 Investor B shares and
  2,183,672 Investor C shares)              $1,444,289,945
                                            ==============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($549,977,359/43,075,445)              $ 12.77
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
       ($1,680,607/131,285)              $ 12.80
                                         =======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($602,950,144/47,761,883)              $ 12.62
                                         =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
            ($12.62/0.9425)              $ 13.39
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($263,250,416/21,769,797)              $ 12.09
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
    ($26,431,419/2,183,672)              $ 12.10
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $1,198,915,797. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $266,444,539
      Gross unrealized depreciation                                       (12,704,987)
                                                                         ------------
                                                                         $253,739,552
                                                                         ============

     (b) Non-income producing security.
     (c) Total or partial securities on loan.
     (d) Rates shown are the rates as of March 31, 2005.
 (e) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
44

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        LARGE CAP VALUE EQUITY PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                            NUMBER
                                          OF SHARES      VALUE
                                         ----------- -------------
COMMON STOCKS - 98.7%
Aerospace - 2.1%
  General Dynamics Corp.                   21,200     $ 2,269,460
  Lockheed Martin Corp.                    45,500       2,778,230
  Raytheon Co.                             69,500       2,689,650

                                                      -----------
                                                        7,737,340
                                                      -----------
Banks - 12.4%
  Bank of America Corp.(b)               347,300       15,315,930
  Key Corp.                               88,800        2,881,560
  North Fork Bancorporation, Inc.         76,300        2,116,562
  SunTrust Banks, Inc.(b)                 50,100        3,610,707
  U.S. Bancorp                           230,800        6,651,656
  Wachovia Corp.                         151,000        7,687,410
  Wells Fargo & Co.                       87,400        5,226,520
  Zions Bancorp                           33,500        2,312,170

                                                      -----------
                                                       45,802,515
                                                      -----------
Beverages & Bottling - 0.5%
  Constellation Brands, Inc.(c)           32,300        1,707,701
                                                      -----------
Broadcasting - 1.0%
  Comcast Corp.(c)                        68,900        2,327,442
  Liberty Media Corp. - Class A(c)       144,300        1,496,391

                                                      -----------
                                                        3,823,833
                                                      -----------
Chemicals - 2.3%
  Air Products & Chemicals, Inc.          34,200        2,164,518
  The Dow Chemical Co.                    98,500        4,910,225
  E.I. du Pont de Nemours & Co.           29,100        1,491,084

                                                      -----------
                                                        8,565,827
                                                      -----------
Computer & Office Equipment - 2.8%
  Hewlett-Packard Co.                    136,700        2,999,198
  International Business Machines
    Corp.                                 59,700        5,455,386
  Xerox Corp.(b)(c)                      118,700        1,798,305

                                                      -----------
                                                       10,252,889
                                                      -----------
Computer Software & Services - 0.9%
  Microsoft Corp.                        139,400        3,369,298
                                                      -----------
Containers - 0.4%
  Owens-Illinois, Inc.(c)                 55,900        1,405,326
                                                      -----------
Electronics - 0.5%
  L-3 Communications Holdings, Inc.(b)    25,800        1,832,316
                                                      -----------
Energy & Utilities - 5.9%
  Constellation Energy Group              82,100        4,244,570
  Exelon Corp.                            98,400        4,515,576
  PG&E Corp.                             104,200        3,553,220
  PPL Corp.(b)                            99,300        5,361,207
  Sempra Energy                           59,800        2,382,432
  TXU Corp.(b)                            19,700        1,568,711

                                                      -----------
                                                       21,625,716
                                                      -----------
Entertainment & Leisure - 3.3%
  Caesars Entertainment, Inc.(c)          57,500        1,137,925
  Time Warner, Inc.(c)                   285,900        5,017,545
  The Walt Disney Co.                    209,300        6,013,189

                                                      -----------
                                                       12,168,659
                                                      -----------
Finance - 8.7%
  The Bear Stearns Cos., Inc.             20,400        2,037,960
  Capital One Financial Corp.(b)          13,700        1,024,349
  CIT Group, Inc.                         36,900        1,402,200
  Citigroup, Inc.(d)                     353,200       15,872,808

                                            NUMBER
                                          OF SHARES      VALUE
                                         ----------- -------------
COMMON STOCKS (Continued)
Finance (Continued)
  Countrywide Financial Corp.             60,200      $ 1,954,092
  Fannie Mae                              20,800        1,132,560
  The Goldman Sachs Group, Inc.           32,300        3,552,677
  Merrill Lynch & Co., Inc.               25,000        1,415,000
  Washington Mutual, Inc.                 96,800        3,823,600

                                                      -----------
                                                       32,215,246
                                                      -----------
Food & Agriculture - 1.4%
  Archer-Daniels-Midland Co.              78,700        1,934,446
  Kellogg Co.                             73,500        3,180,345

                                                      -----------
                                                        5,114,791
                                                      -----------
Insurance - 5.2%
  The Allstate Corp.                      48,800        2,638,128
  American International Group, Inc.      65,700        3,640,437
  CHUBB Corp.                             30,800        2,441,516
  Genworth Financial, Inc.                35,600          979,712
  Hartford Financial Services Group       56,300        3,859,928
  MetLife, Inc.                           48,800        1,908,080
  Nationwide Financial Services, Inc.     27,800          998,020
  UnumProvident Corp.                     53,000          902,060
  W.R. Berkley Corp.                      37,500        1,860,000

                                                      -----------
                                                       19,227,881
                                                      -----------
Machinery & Heavy Equipment - 0.4%
  Deere & Co.                             22,900        1,537,277
                                                      -----------
Manufacturing - 10.1%
  Black & Decker Corp.(b)                 12,600          995,274
  The Clorox Co.                          28,400        1,788,916
  Cooper Industries, Inc.                 32,400        2,317,248
  Cummins, Inc.(b)                        13,600          956,760
  Eaton Corp.                             21,200        1,386,480
  Fortune Brands, Inc.                    17,500        1,411,025
  General Electric Co.                   541,300       19,519,278
  Mattel, Inc.                            78,000        1,665,300
  Nucor Corp.(b)                          33,700        1,939,772
  Sherwin-Williams Co.(b)                 24,900        1,095,351
  Textron, Inc.                           29,700        2,216,214
  Tyco International Ltd. - ADR           53,600        1,811,680

                                                      -----------
                                                       37,103,298
                                                      -----------
Medical & Medical Services - 1.4%
  Coventry Health Care, Inc.(b)(c)        39,350        2,681,309
  HCA, Inc.                               47,800        2,560,646

                                                      -----------
                                                        5,241,955
                                                      -----------
Metal & Mining - 0.5%
  CONSOL Energy, Inc.                     37,900        1,782,058
                                                      -----------
Motor Vehicles - 0.6%
  Ford Motor Co.                         180,900        2,049,597
                                                      -----------
Oil & Gas - 14.2%
  Amerada Hess Corp.                      28,700        2,761,227
  ChevronTexaco Corp.                    124,002        7,230,557
  ConocoPhillips                          72,600        7,829,184
  EOG Resources, Inc.                     44,100        2,149,434
  Exxon Mobil Corp.                      404,200       24,090,320
  Occidental Petroleum Corp.              28,000        1,992,760
  Oneok, Inc.                             89,900        2,770,718
  Valero Energy Corp.(b)                  45,800        3,355,766

                                                      -----------
                                                       52,179,966
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              45

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                          NUMBER
                                        OF SHARES       VALUE
                                       ----------- --------------
COMMON STOCKS (Continued)
Paper & Forest Products - 1.1%
  Georgia-Pacific Corp.(b)                78,700    $  2,793,063
  Louisiana-Pacific Corp.                 57,000       1,432,980

                                                    ------------
                                                       4,226,043
                                                    ------------
Pharmaceuticals - 2.3%
  Bristol-Myers Squibb Co.               120,100       3,057,746
  Merck & Co., Inc.                       89,400       2,893,878
  Wyeth                                   56,200       2,370,516

                                                    ------------
                                                       8,322,140
                                                    ------------
Publishing & Printing - 0.7%
  The McGraw-Hill Companies, Inc.         29,500       2,573,875
                                                    ------------
Railroad & Shipping - 0.7%
  Burlington Northern Santa Fe Corp.      47,800       2,577,854
                                                    ------------
Real Estate - 2.9%
  Cendant Corp.(b)                       162,300       3,333,642
  Centex Corp.                            31,300       1,792,551
  Equity Office Properties Trust          89,200       2,687,596
  General Growth Properties, Inc.         85,100       2,901,910

                                                    ------------
                                                      10,715,699
                                                    ------------
Restaurants - 0.9%
  McDonald's Corp.                       100,900       3,142,026
                                                    ------------
Retail Merchandising - 5.0%
  Barnes & Noble, Inc.(c)                 73,019       2,518,425
  CVS Corp.                               55,000       2,894,100
  Federated Department Stores, Inc.       42,600       2,711,064
  The Neiman-Marcus Group, Inc. -
    Class A(b)                            26,000       2,379,260
  Reebok International Ltd.               49,900       2,210,570
  Simon Property Group, Inc.(b)           61,000       3,695,380
  Supervalue, Inc.(b)                     57,400       1,914,290

                                                    ------------
                                                      18,323,089
                                                    ------------
Security Brokers & Dealers - 1.8%
  E*TRADE Financial Corp.(c)             190,200       2,282,400
  iShares Russell 1000 Value Index
    Fund                                  23,800       1,567,230
  Lehman Brothers Holdings, Inc.          28,100       2,645,896

                                                    ------------
                                                       6,495,526
                                                    ------------
Semiconductors & Related Devices - 0.2%
  QLogic Corp.(c)                         21,300         862,650
                                                    ------------
Telecommunications - 5.5%
  ALLTEL Corp.                            39,600       2,172,060
  Motorola, Inc.                         168,800       2,526,936
  SBC Communications, Inc.               238,300       5,645,327
  Sprint Corp.                           133,500       3,037,125
  Verizon Communications, Inc.           193,900       6,883,450

                                                    ------------
                                                      20,264,898
                                                    ------------
Tobacco - 2.5%
  Altria Group, Inc.                     143,500       9,383,465
                                                    ------------
Transportation - 0.5%
  J.B. Hunt Transport Services, Inc.      41,300       1,807,701
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $279,335,170)                                363,438,455
                                                    ------------

                                                  PAR/SHARES
                                       MATURITY     (000)        VALUE
                                      ---------- ----------- -------------
SHORT TERM INVESTMENTS - 2.7%
  Morgan Stanley, Floating Rate
    Notes
    2.94%(e)(f)                       11/14/05      $2,685    $2,684,565
  Galileo Money Market Fund                          5,185     5,184,731
  Institutional Money Market Trust(f)                2,077     2,076,960

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $9,946,256)                                            9,946,256
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES -
101.4%
  (Cost $289,281,426(a))                  373,384,711
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (1.4)%
  (Including $4,761,525 of payable
  upon return of securities loaned)        (5,150,967)
                                          -----------
NET ASSETS - 100.0%
  (Applicable to 9,110,976
  Institutional shares, 2,140,685
  Service shares, 10,966,819
  Investor A shares, 3,394,720
  Investor B shares and 953,397
  Investor C shares)                     $368,233,744
                                         ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
   ($126,647,770/9,110,976)              $ 13.90
                                         =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SERVICE SHARE
    ($29,831,342/2,140,685)              $ 13.94
                                         =======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($152,433,790/10,966,819)              $ 13.90
                                         =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
            ($13.90/0.9425)              $ 14.75
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
    ($46,305,201/3,394,720)              $ 13.64
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
      ($13,015,641/953,397)              $ 13.65
                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
46

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

-------------------

 (a) Cost for Federal income tax purposes is $291,966,778. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $84,322,504
      Gross unrealized depreciation                                       (2,904,571)
                                                                         -----------
                                                                         $81,417,933
                                                                         ===========

     (b) Total or partial securities on loan.
     (c) Non-income producing security.
 (d) Securities, or a portion thereof, pledged as collateral with a value of
       $647,136 on 15 long S&P 500 futures contracts expiring June 2005.  The value of such contracts on March 31, 2005 was $4,439,625, with an unrealized loss of $22,828 (including commissions of $47).
     (e) Rates shown are the rates as of March 31, 2005.
  (f) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              47

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       LARGE CAP GROWTH EQUITY PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                            NUMBER
                                          OF SHARES      VALUE
                                         ----------- ------------
COMMON STOCKS - 99.8%
Aerospace - 1.3%
  General Dynamics Corp.                     3,200    $  342,560
  Lockheed Martin Corp.                      8,800       537,328

                                                      ----------
                                                         879,888
                                                      ----------
Banks - 0.6%
  U.S. Bancorp                             13,900        400,598
                                                      ----------
Beverages & Bottling - 3.4%
  The Coca-Cola Co.                         6,800        283,356
  Constellation Brands, Inc.(b)             6,400        338,368
  Pepsi Bottling Group, Inc.               14,800        412,180
  PepsiCo, Inc.                            23,200      1,230,296

                                                      ----------
                                                       2,264,200
                                                      ----------
Broadcasting - 0.7%
  Comcast Corp.(b)                         13,800        466,164
                                                      ----------
Business Services - 1.7%
  Alliance Data Systems Corp.(b)           16,700        674,680
  W.W. Grainger, Inc.                       6,800        423,436

                                                      ----------
                                                       1,098,116
                                                      ----------
Chemicals - 0.4%
  The Dow Chemical Co.                      5,800        289,130
                                                      ----------
Computer & Office Equipment - 6.8%
  Cisco Systems, Inc.(b)(c)                59,600      1,066,244
  Computer Associates International,
    Inc.                                      110          2,981
  Dell, Inc.(b)                            23,300        895,186
  International Business Machines
    Corp.                                  21,500      1,964,670
  Lexmark International, Inc.(b)(d)         7,100        567,787

                                                      ----------
                                                       4,496,868
                                                      ----------
Computer Software & Services - 10.1%
  Activision, Inc.(b)                      27,200        402,559
  BMC Software, Inc.(b)                    18,400        276,000
  Checkfree Corp.(b)                       10,500        427,980
  Computer Sciences Corp.(b)(d)            13,600        623,560
  Microsoft Corp.                        108,100       2,612,777
  Oracle Corp.(b)                         47,300         590,304
  Storage Technology Corp.(b)             18,100         557,480
  Symantec Corp.(b)(d)                    12,800         273,024
  VeriSign, Inc.(b)                       17,300         496,510
  Yahoo!, Inc.(b)(d)                      13,800         467,820

                                                      ----------
                                                       6,728,014
                                                      ----------
Construction - 0.6%
  Lennar Corp.(d)                          7,400         419,432
                                                      ----------
Containers - 0.4%
  Ball Corp.                               7,000         290,360
                                                      ----------
Electronics - 6.3%
  Amphenol Corp.                           9,600         355,584
  Arrow Electronics, Inc.(b)              12,200         309,270
  Intel Corp.                            112,400       2,611,052
  L-3 Communications Holdings, Inc.(d)    12,700         901,954

                                                      ----------
                                                       4,177,860
                                                      ----------
Entertainment & Leisure - 2.7%
  Harrah's Entertainment, Inc.             7,800         503,724
  Sabre Holdings Corp.                    15,400         336,952
  Time Warner, Inc.(b)                    24,200         424,710

                                            NUMBER
                                          OF SHARES      VALUE
                                         ----------- ------------
COMMON STOCKS (Continued)
Entertainment & Leisure (Continued)
  The Walt Disney Co.                     19,200      $  551,616

                                                      ----------
                                                       1,817,002
                                                      ----------
Finance - 4.4%
  Affiliated Managers Group, Inc.(b)       5,600         347,368
  American Express Co.                    15,500         796,235
  Capital One Financial Corp.(d)           8,800         657,976
  Citigroup, Inc.                          8,000         359,520
  Freddie Mac                              6,800         429,760
  Providian Financial Corp.(b)            19,500         334,620

                                                      ----------
                                                       2,925,479
                                                      ----------
Food & Agriculture - 1.7%
  Hershey Foods Corp.                     12,900         779,934
  Kellogg Co.                              7,700         333,179

                                                      ----------
                                                       1,113,113
                                                      ----------
Insurance - 4.2%
  AFLAC, Inc.                              9,900         368,874
  American International Group, Inc.      20,800       1,152,528
  W.R. Berkley Corp.                       7,900         391,840
  WellPoint, Inc.(b)                       7,100         889,985

                                                      ----------
                                                       2,803,227
                                                      ----------
Machinery & Heavy Equipment - 0.6%
  Deere & Co.                              5,700         382,641
                                                      ----------
Manufacturing - 8.0%
  3M Co.                                   3,800         325,622
  Black & Decker Corp.(d)                  7,300         576,627
  Dade Behring Holdings, Inc.(b)          12,700         748,411
  Fortune Brands, Inc.                     6,000         483,780
  General Electric Co.(c)                 27,000         973,620
  Mattel, Inc.                            20,000         427,000
  Nike, Inc.                               8,400         699,804
  Nucor Corp.(d)                           5,500         316,580
  The Stanley Works                        9,500         430,065
  Tyco International Ltd. - ADR            9,800         331,240

                                                      ----------
                                                       5,312,749
                                                      ----------
Medical & Medical Services - 4.1%
  Amgen, Inc.(b)                          17,036         991,666
  McKesson Corp.                          13,500         509,625
  UnitedHealth Group, Inc.                12,900       1,230,402

                                                      ----------
                                                       2,731,693
                                                      ----------
Medical Instruments & Supplies - 8.0%
  Bausch & Lomb, Inc.(d)                   7,500         549,750
  Becton, Dickinson & Co.                 16,500         963,930
  C.R. Bard, Inc.                          5,900         401,672
  Charles River Laboratories
    International, Inc.(b)                 7,400         348,096
  Johnson & Johnson                       40,200       2,699,832
  Respironics, Inc.(b)                     6,500         378,755

                                                      ----------
                                                       5,342,035
                                                      ----------
Oil & Gas - 1.6%
  Baker Hughes, Inc.                      13,100         582,819
  Devon Energy Corp.                      10,200         487,050

                                                      ----------
                                                       1,069,869
                                                      ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
48

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 LARGE CAP GROWTH EQUITY PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                          NUMBER
                                        OF SHARES      VALUE
                                       ----------- -------------
COMMON STOCKS (Continued)
Pharmaceuticals - 9.6%
  Abbott Laboratories                     16,800    $   783,216
  Bristol-Myers Squibb Co.                32,700        832,542
  Genentech, Inc.(b)(d)                    9,500        537,795
  Gilead Sciences, Inc.(b)(d)             13,800        494,040
  Merck & Co., Inc.                       12,200        394,914
  Pfizer, Inc.                           114,200      3,000,034
  Wyeth                                    7,500        316,350

                                                    -----------
                                                      6,358,891
                                                    -----------
Publishing & Printing - 0.8%
  The McGraw-Hill Companies, Inc.          6,000        523,500
                                                    -----------
Railroad & Shipping - 0.7%
  FedEx Corp.                              5,100        479,145
                                                    -----------
Real Estate - 0.7%
  Cendant Corp.                           21,400        439,556
                                                    -----------
Restaurants - 1.0%
  Darden Restaurants, Inc.                21,500        659,620
                                                    -----------
Retail Merchandising - 9.0%
  American Eagle Outfitters, Inc.(d)      24,600        726,930
  Coach, Inc.(b)                           9,200        520,996
  Costco Cos., Inc.(d)                     8,700        384,366
  The Home Depot, Inc.                    35,700      1,365,168
  Michaels Stores, Inc.                   18,900        686,070
  Nordstrom, Inc.                          9,700        537,186
  Staples, Inc.                           17,300        543,739
  Wal-Mart Stores, Inc.                   24,100      1,207,651

                                                    -----------
                                                      5,972,106
                                                    -----------
Security Brokers & Dealers - 0.5%
  E*TRADE Financial Corp.(b)              27,600        331,200
                                                    -----------
Semiconductors & Related Devices - 2.0%
  International Rectifier Corp.(b)         6,800        309,400
  Lam Research Corp.(b)                   14,600        421,356
  Micron Technology, Inc.(b)(d)           27,300        282,282
  NVIDIA Corp.(b)                         13,200        313,632

                                                    -----------
                                                      1,326,670
                                                    -----------
Soaps & Cosmetics - 3.9%
  The Gillette Co.                        16,500        832,920
  The Procter & Gamble Co.                33,800      1,791,400

                                                    -----------
                                                      2,624,320
                                                    -----------
Telecommunications - 2.4%
  Motorola, Inc.                          64,200        961,074
  Nextel Communications, Inc.(b)(d)       22,200        630,924

                                                    -----------
                                                      1,591,998
                                                    -----------
Transportation - 1.6%
  J.B. Hunt Transport Services, Inc.      13,600        595,272
  Ryder Systems, Inc.                     10,700        446,190

                                                    -----------
                                                      1,041,462
                                                    -----------
TOTAL COMMON STOCKS
  (Cost $48,426,205)                                 66,356,906
                                                    -----------

                                                  PAR/SHARES
                                       MATURITY     (000)       VALUE
                                      ---------- ----------- -----------
SHORT TERM INVESTMENTS - 0.9%
  Morgan Stanley, Floating Rate
    Notes
    2.94%(e)(f)                       11/14/05       $312     $311,613
  Galileo Money Market Fund                           182      181,781
  Institutional Money Market Trust(f)                  98       97,763

                                                              --------
TOTAL SHORT TERM INVESTMENTS
  (Cost $591,157)                                              591,157
                                                              --------

TOTAL INVESTMENTS IN SECURITIES -  100.7%
  (Cost $49,017,362(a))                      66,948,063
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.7)%
  (Including $409,376 of payable upon
  return of securities loaned)                 (478,416)
                                             ----------
NET ASSETS - 100.0%
  (Applicable to 2,540,449 Institutional
  shares, 1,311,937 Service shares,
  1,857,182 Investor A shares,
  1,313,606 Investor B shares and
  276,111 Investor C shares)                $66,469,647
                                            ===========

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($24,082,552/2,540,449)                  $ 9.48
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($12,145,970/1,311,937)                  $ 9.26
                                           ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($16,937,174/1,857,182)                  $ 9.12
                                           ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
           ($9.12/0.9425)                  $ 9.68
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($10,996,280/1,313,606)                  $ 8.37
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
     ($2,307,671/276,111)                  $ 8.36
                                           ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              49

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

-------------------

 (a) Cost for Federal income tax purposes is $49,435,776. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $18,541,625
      Gross unrealized depreciation                                    (1,029,338)
                                                                      -----------
                                                                      $17,512,287
                                                                      ===========

     (b) Non-income producing security.
  (c) Securities, or a portion thereof, pledged as collateral with a value of
       $669,086 on 1 long S&P 500 futures contracts expiring June 2005.  The value of such contracts on March 31, 2005 was $295,975, with an unrealized loss of $7,385 (including commissions of $3).
     (d) Total or partial securities on loan.
     (e) Rates shown are the rates as of March 31, 2005.
  (f) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
50

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         DIVIDEND ACHIEVERSTM PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- ------------
COMMON STOCKS - 95.7%
Aerospace - 2.8%
  General Dynamics        3,250      $  347,912
Corp.
  United Technologies     3,750         381,226
Corp.

                                     ----------
                                        729,138
                                     ----------
Banks - 12.5%
  Associated              6,600         206,118
Banc-Corp.(b)
  Bank of America       23,100        1,018,710
Corp.(b)
  Comerica, Inc.         3,850          212,058
  Compass Bancshares,    3,250          147,550
Inc.
  Key Corp.              8,650          280,692
  National City Corp.    5,950          199,325
  North Fork             7,000          194,180
Bancorporation, Inc.
  SunTrust Banks,        3,550          255,848
Inc.(b)
  Wachovia Corp.         6,200          315,642
  Wells Fargo & Co.      7,950          475,410

                                     ----------
                                      3,305,533
                                     ----------
Business Services - 0.6%
  PHH Corp.(c)             200            4,374
  W.W. Grainger, Inc.    2,500          155,675

                                     ----------
                                        160,049
                                     ----------
Chemicals - 1.1%
  The Dow Chemical Co.   5,750          286,638
                                     ----------
Computer & Office Equipment - 1.8%
  International
Business Machines
    Corp.                2,400          219,312
  Pitney Bowes, Inc.     5,850          263,952

                                     ----------
                                        483,264
                                     ----------
Computer Software & Services - 1.6%
  Diebold, Inc.          5,250          287,962
  Microsoft Corp.        5,750          138,978

                                     ----------
                                        426,940
                                     ----------
Electronics - 0.5%
  Emerson Electric Co.   1,900          123,367
                                     ----------
Energy & Utilities - 5.4%
  Atmos Energy Corp.     5,750          155,250
  Consolidated Edison,   5,300          223,554
Inc.(b)
  Exelon Corp.           4,800          220,272
  MDU Resources Group,   6,800          187,816
Inc.
  Pinnacle West Capital  4,100          174,291
Corp.
  UGI Corp.              3,850          174,867
  WPS Resources Corp.    5,250          277,830

                                     ----------
                                      1,413,880
                                     ----------
Entertainment & Leisure - 1.0%
  The Walt Disney Co.    9,500          272,935
                                     ----------
Finance - 9.0%
  American Capital       2,500           78,525
Strategies Ltd.(b)
  Citigroup, Inc.       24,050        1,080,807
  Countrywide Financial  3,850          124,971
Corp.
  Doral Financial Corp.  3,250           71,142
  Franklin Resources,    3,350          229,978
Inc.
  Freddie Mac            4,100          259,120
  The Goldman Sachs      1,450          159,486
Group, Inc.
  Protective Life Corp.  3,250          127,725
  Washington Mutual,     6,300          248,850
Inc.(b)

                                     ----------
                                      2,380,604
                                     ----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- ------------
COMMON STOCKS (Continued)
Food & Agriculture - 1.2%
                         8,650       $  212,617
  Archer-Daniels-Midlan
Co.(b)
  ConAgra Foods,         4,200          113,484
Inc.(b)

                                     ----------
                                        326,101
                                     ----------
Insurance - 5.6%
  AFLAC, Inc.            3,150          117,370
  The Allstate Corp.     4,200          227,052
  American               2,300          127,443
International Group,
Inc.
  CHUBB Corp.            3,750          297,262
  Cigna Corp.            2,300          205,390
  Lincoln National       4,800          216,672
Corp.
  Mercury General Corp.  3,250          179,595
  Old Republic           5,000          116,450
International Corp.

                                     ----------
                                      1,487,234
                                     ----------
Machinery & Heavy Equipment - 0.8%
  Caterpillar, Inc.
                         2,300          210,312
                                     ----------
Manufacturing - 10.0%
  General Electric Co.  37,950        1,368,477
  Harley-Davidson,       2,700          155,952
Inc.(b)
  Nucor Corp.
                         4,100          235,996
  PPG Industries, Inc.
                         3,750          268,200
  Reynold American, Inc. 1,800          145,062
  The Stanley Works(b)   4,100          185,607
  V.F. Corp.             4,600          272,044

                                     ----------
                                      2,631,338
                                     ----------
Medical Instruments & Supplies - 0.6%
  Johnson & Johnson
                         2,500          167,900
                                     ----------
Motor Vehicles - 1.0%
  General Motors         5,250          154,298
Corp.(b)
  Johnson Controls,      1,900          105,944
Inc.

                                     ----------
                                        260,242
                                     ----------
Oil & Gas - 12.9%
  ChevronTexaco         19,000        1,107,890
Corp.(d)
  ConocoPhillips         3,500          377,440
  Exxon Mobil Corp.(d)  27,150        1,618,140
  National Fuel Gas Co.  5,250          150,098
  WGL Holdings, Inc.     5,250          162,540

                                     ----------
                                      3,416,108
                                     ----------
Personal Services -
0.6%
  The Servicemaster Co. 11,500          155,250
                                     ----------
Pharmaceuticals - 2.0%
  Bristol-Myers Squibb Co.(b)
                         5,250          133,664
  Merck & Co., Inc.(b)   8,000          258,959
  Pfizer, Inc.           5,250          137,918

                                     ----------
                                        530,541
                                     ----------
Plastics - 1.1%
  Sonoco Products Co.   10,200          294,270
                                     ----------
Publishing & Printing -
2.3%
  Gannett Co., Inc.(b)   1,800          142,344
  The McGraw-Hill        2,400          209,400
Companies, Inc.
  R.R. Donnelley & Sons  8,150          257,703
Corp.

                                     ----------
                                        609,447
                                     ----------
Real Estate - 5.8%
  CBL & Associates Properties, Inc.
                         2,200          157,322

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              51

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   DIVIDEND ACHIEVERSTM PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Real Estate (Continued)
  Cendant Corp.             5,250    $   107,835
  Colonial Properties       5,450        209,334
Trust(b)
  Commercial Net Lease      6,600        121,770
Realty
  General Growth            6,800        231,880
Properties, Inc.
  HRPT Properties Trust    10,950        130,414
  St. Paul Travelers        5,900        216,707
Co., Inc.
  Tanger Factory Outlet     7,300        160,600
Centers, Inc.
  United Dominion           9,000        187,830
Realty Trust, Inc.

                                     -----------
                                       1,523,692
                                     -----------
Restaurants - 1.8%
  McDonald's Corp.         15,350        477,999
                                     -----------
Retail Merchandising - 3.7%
  The Home Depot, Inc.      5,750        219,880
  The May Department        6,800        251,736
Stores Co.
  RPM International,       11,500        210,220
Inc.
  Sara Lee Corp.            6,000        132,960
  Supervalue, Inc.          5,250        175,088

                                     -----------
                                         989,884
                                     -----------
Semiconductors & Related Devices -
0.5%
  Linear Technology         3,250        124,508
                                     -----------
Corp.
Soaps & Cosmetics - 0.9%
  Colgate-Palmolive Co.     2,000        104,340
  The Procter & Gamble      2,300        121,900
Co.(b)

                                     -----------
                                         226,240
                                     -----------
Telecommunications - 5.2%
  ALLTEL Corp.(b)           4,100        224,885
  AT&T Corp.                6,800        127,500
  CenturyTel, Inc.          3,750        123,150
  SBC Communications,      21,300        504,597
Inc.(b)
  Verizon                  11,100        394,050
Communications, Inc.

                                     -----------
                                       1,374,182
                                     -----------
Tobacco - 3.4%
  Altria Group, Inc.       11,900        778,141
  Loews Corp. -             3,250        107,575
Carolina Group

                                     -----------
                                         885,716
                                     -----------
TOTAL COMMON STOCKS
  (Cost $25,323,681)                  25,273,312
                                     -----------

                                                  PAR/SHARES
                                       MATURITY     (000)
                                      ---------- -----------
SHORT TERM INVESTMENTS - 18.2%
  Morgan Stanley, Floating Rate
    Notes
    2.94%(e)(f)                       11/14/05      $1,116    1,115,669
  Galileo Money Market Fund                            761      760,522
  Institutional Money Market Trust(f)                2,942    2,942,241

                                                              ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,818,432)                                           4,818,432
                                                              ---------

                                             VALUE
                                        --------------
TOTAL INVESTMENTS IN SECURITIES -
113.9%
  (Cost $30,142,113(a))                 $30,091,744
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (13.9)%
  (Including $4,057,910 of payable
  upon return of securities loaned)      (3,681,498)
                                        -----------
NET ASSETS - 100.0%
  (Applicable to 635,827
  Institutional shares, 26,750
  Service shares, 1,053,088
  Investor A shares, 165,013
  Investor B shares and 642,414
  Investor C shares)                    $26,410,246
                                        ===========

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
     ($6,654,426/635,827)                $ 10.47
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
        ($279,361/26,750)                $ 10.44
                                         =======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($11,028,678/1,053,088)                $ 10.47
                                         =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
          ($10.47/0.9425)                $ 11.11
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
     ($1,727,495/165,013)                $ 10.47
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
     ($6,720,286/642,414)                $ 10.46
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $30,147,007. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $623,864
      Gross unrealized depreciation                                   (679,127)
                                                                      --------
                                                                      $(55,263)
                                                                      ========

     (b) Total or partial securities on loan.
     (c) Non-income producing security.
 (d) Securities, or a portion thereof, pledged as collateral with a value of
       $352,698 on 16 long E-Mini S&P 500 futures contracts expiring June 2005.
       The value of such contracts on March 31, 2005 was $947,200, with an unrealized gain of $5,023 (including commissions of $39).
     (e) Rates shown are the rates as of March 31, 2005.
  (f) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
52

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                                LEGACY PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS - 97.8%
Aerospace - 1.5%
  General Dynamics        39,900     $ 4,271,295
                                     -----------
Corp.
Banks - 1.4%
  J.P. Morgan Chase &   113,700        3,934,020
                                     -----------
Co., Inc.
Broadcasting - 4.5%
  Comcast Corp. - Class 155,590        5,196,706
A(b)
  News Corp. - Class    370,100        6,517,461
B(c)
  XM Satellite Radio     43,300        1,363,950
Holdings, Inc.(b)

                                     -----------
                                      13,078,117
                                     -----------
Business Services - 1.0%
  Alliance Data Systems  69,100        2,791,640
                                     -----------
Corp.(b)
Computer & Office Equipment - 3.7%
  Apple Computer,        51,800        2,158,506
Inc.(b)
  Cisco Systems,        228,680        4,091,085
Inc.(b)
  Dell, Inc.(b)         116,800        4,487,456

                                     -----------
                                      10,737,047
                                     -----------
Computer Software & Services -
14.8%
  Cognizant Technology
Solutions
    Corp.(b)             37,000        1,709,399
  eBay, Inc.(b)          53,500        1,993,410
  EMC Corp.(b)          450,300        5,547,696
  Google, Inc. - Class   15,301        2,761,984
A(b)(c)
  Microsoft Corp.       434,840       10,510,083
  Oracle Corp.(b)       489,900        6,113,952
  VeriSign, Inc.(b)     162,800        4,672,360
  Yahoo!, Inc.(b)       271,100        9,190,290

                                     -----------
                                      42,499,174
                                     -----------
Electronics - 2.8%
  Intel Corp.           351,960        8,176,031
                                     -----------
Entertainment & Leisure - 4.0%
  Harrah's               43,600        2,815,688
Entertainment, Inc.(c)
  Marriott               72,600        4,854,036
International, Inc. -
Class A
  Starwood Hotels &
Resorts
    Worldwide, Inc.      64,800        3,889,944

                                     -----------
                                      11,559,668
                                     -----------
Finance - 6.5%
  American Express Co.  108,850        5,591,624
  Franklin Resources,    61,076        4,192,867
Inc.
  The Goldman Sachs      28,200        3,101,719
Group, Inc.
  Providian Financial   174,200        2,989,272
Corp.(b)(c)
  SLM Corp.              58,200        2,900,688

                                     -----------
                                      18,776,170
                                     -----------
Food & Agriculture - 3.0%
  Monsanto Co.           89,000        5,740,500
  Sysco Corp.            79,900        2,860,420

                                     -----------
                                       8,600,920
                                     -----------
Insurance - 1.2%
  Aetna, Inc.            19,200        1,439,040
  American               36,300        2,011,383
International Group,
Inc.

                                     -----------
                                       3,450,423
                                     -----------
Manufacturing - 12.2%
  The Clorox Co.         72,000        4,535,280
  Danaher Corp.          53,300        2,846,753
  General Electric Co.  305,830       11,028,230

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Manufacturing (Continued)
  Nike, Inc.             42,600      $ 3,549,006
  Polo Ralph Lauren Corp 84,700        3,286,360
  Rockwell Automation,   36,700        2,078,688
Inc.
  Tyco International Ltd231,200        7,814,560

                                     -----------
                                      35,138,877
                                     -----------
Medical & Medical
Services - 6.8%
  Amgen, Inc.(b)
                         26,550        1,545,476
  Caremark Rx, Inc.(b)
                        129,900        5,167,421
  PacifiCare Health Syste23,200        1,320,544
Inc.(b)
  Quest Diagnostics,     30,700        3,227,491
Inc.
  UnitedHealth Group, Inc86,300        8,231,294

                                     -----------
                                      19,492,226
                                     -----------
Medical Instruments &
Supplies - 7.0%
  Charles River Laboratories
    International, Inc.(b)(c)
                         67,400        3,170,496
  Cytyc Corp.(b)(c)
                         63,500        1,461,135
  Johnson & Johnson     162,620       10,921,559
  St. Jude Medical,      98,600        3,549,600
Inc.(b)
  Zimmer Holdings,       14,000        1,089,340
Inc.(b)

                                     -----------
                                      20,192,130
                                     -----------
Metal & Mining - 1.6%
  CONSOL Energy, Inc.    97,000        4,560,940
                                     -----------
Oil & Gas - 4.1%
  EOG Resources, Inc.    89,800        4,376,852
  Exxon Mobil Corp.
                         46,527        2,773,009
  Newfield Exploration Co.(b)
                         36,500        2,710,490
  Schlumberger Ltd.      27,600        1,945,248

                                     -----------
                                      11,805,599
                                     -----------
Pharmaceuticals - 6.9%
  Allergan, Inc.(c)      45,800        3,181,726
  Genentech, Inc.(b)     84,300        4,772,223
  Novartis AG - ADR
                        178,900        8,368,942
  Pfizer, Inc.
                        136,754        3,592,528

                                     -----------
                                      19,915,419
                                     -----------
Restaurants - 0.5%
  Starbucks Corp.(b)     27,200        1,405,152
                                     -----------
Retail Merchandising -
7.0%
  Chico's FAS,           52,500        1,483,650
Inc.(b)(c)
  Coach, Inc.(b)
                         35,700        2,021,691
  Kohl's Corp.(b)
                         71,000        3,665,730
  PETsMART, Inc.(c)      85,200        2,449,500
  Staples, Inc.         106,000        3,331,580
  Target Corp.          145,700        7,287,914

                                     -----------
                                      20,240,065
                                     -----------
Semiconductors & Related Devices -
1.0%
  Linear Technology      72,500        2,777,475
                                     -----------
Corp.
Soaps & Cosmetics -
3.6%
  Avon Products, Inc.
                         69,700        2,992,918
  The Procter & Gamble Co.(c)
                        137,800        7,303,400

                                     -----------
                                      10,296,318
                                     -----------
Telecommunications -
2.7%
  Harman International
Industries,
    Inc.                 37,000        3,273,020

SEE ACCOMPANY NOTES TO FINANCIAL STATEMENTS.
                                                                              53

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          LEGACY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Telecommunications (Continued)
  Qualcomm, Inc.           64,500    $  2,363,925
  Sprint Corp.             93,300       2,122,575

                                     ------------
                                        7,759,520

                                     ------------
TOTAL COMMON STOCKS
  (Cost $244,233,709)                 281,458,226
                                     ------------
SHORT TERM INVESTMENTS - 11.1%
  Galileo Money Market        252         252,329
Fund
  Institutional Money      31,657      31,656,565
Market Trust(d)

                                     ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $31,908,894)                   31,908,894
                                     ------------

TOTAL INVESTMENTS IN SECURITIES -  108.9%
  (Cost $276,142,603(a))                     313,367,120
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (8.9)%
  (including $31,656,565 of payable
  upon return of securities loaned)          (25,668,646)
                                             -----------
NET ASSETS - 100.0%
  (Applicable to 3,960,488 Institutional
  shares, 8 Service shares, 9,627,581
  Investor A shares, 7,451,960 Investor
  B shares and 1,694,473 Investor C
  shares)                                  $ 287,698,474
                                           =============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
   ($52,271,767/3,960,488)                  $ 13.20
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
                   ($99/8)(e)               $ 12.87
                                            =======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($123,836,967/9,627,581)                  $ 12.86
                                            =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
           ($12.86/0.9425)                  $ 13.64
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
   ($90,912,490/7,451,960)                  $ 12.20
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR C SHARE
   ($20,677,151/1,694,473)                  $ 12.20
                                            =======

-------------------

 (a) Cost for Federal income tax purposes is $276,348,213. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $44,714,792
      Gross unrealized depreciation                                       (7,695,885)
                                                                         -----------
                                                                         $37,018,907
                                                                         ===========

     (b) Non-income producing security.
     (c) Total or partial securities on loan.
 (d) Securities purchased with the cash proceeds from securities loaned.
 (e) Exact net assets and shares outstanding at March 31, 2005 were $99.29 and
       7.717, respectively.

SEE ACCOMPANY NOTES TO FINANCIAL STATEMENTS.
54

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         MID-CAP VALUE EQUITY PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                             NUMBER
                                           OF SHARES      VALUE
                                          ----------- -------------
COMMON STOCKS - 97.5%
Aerospace - 1.3%
  Alliant Techsystems, Inc.(b)               124,200   $ 8,874,090
                                                       -----------
Banks - 5.1%
  Comerica, Inc.                             178,000     9,804,240
  North Fork Bancorporation, Inc.            361,050    10,015,527
  Sovereign Bancorp, Inc.                    474,400    10,512,704
  Trustmark Corp.                            202,000     5,858,000

                                                       -----------
                                                        36,190,471
                                                       -----------
Beverages & Bottling - 1.4%
  Coca-Cola Enterprises, Inc.                468,300     9,609,516
                                                       -----------
Broadcasting - 2.5%
  Belo Corp.                                 343,300     8,287,262
  Lin TV Corp.(b)                            533,820     9,037,574

                                                       -----------
                                                        17,324,836
                                                       -----------
Business Services - 1.2%
  W.W. Grainger, Inc.                        131,190     8,169,201
                                                       -----------
Chemicals - 3.3%
  Ashland, Inc.                              194,800    13,143,156
  FMC Corp.(b)                               124,300     6,643,835
  Lyondell Chemical Co.                      125,500     3,503,960

                                                       -----------
                                                        23,290,951
                                                       -----------
Computer & Office Equipment - 5.2%
  American Power Conversion Corp.            321,200     8,386,532
  Avery Dennison Corp.                       147,000     9,103,710
  HNI Corp.                                  157,700     7,088,615
  NCR Corp.(b)                               358,600    12,099,164
  Phase Metrics, Inc.(b)(c)                  108,409         2,168

                                                       -----------
                                                        36,680,189
                                                       -----------
Computer Software & Services - 2.7%
  DST Systems, Inc.(b)                       183,900     8,492,502
  Unisys Corp.(b)                         1,459,000     10,300,540

                                                       -----------
                                                        18,793,042
                                                       -----------
Construction - 0.9%
  Dycom Industries, Inc.(b)                 274,200      6,303,858
                                                       -----------
Containers - 4.6%
  Owens-Illinois, Inc.(b)                   471,800     11,861,052
  Pactiv Corp.(b)                           449,100     10,486,485
  Smurfit-Stone Container Corp.(b)          656,200     10,151,414

                                                       -----------
                                                        32,498,951
                                                       -----------
Energy & Utilities - 5.0%
  Constellation Energy Group                118,500      6,126,450
  PPL Corp.                                 212,700     11,483,673
  Public Service Enterprise Group, Inc.     230,100     12,515,139
  Reliant Energy, Inc.(b)                   440,800      5,016,304

                                                       -----------
                                                        35,141,566
                                                       -----------
Entertainment & Leisure - 1.6%
  Alliance Gaming Corp.(b)                  278,800      2,673,692
  Hilton Hotels Corp.                       371,200      8,296,320

                                                       -----------
                                                        10,970,012
                                                       -----------
Finance - 6.6%
  Ambac Financial Group, Inc.               154,150     11,522,712
  Capital One Financial Corp.               115,700      8,650,889
  CIT Group, Inc.                           301,700     11,464,600
  Freedom Pay, Inc.(c)                      473,563          4,736

                                             NUMBER
                                           OF SHARES      VALUE
                                          ----------- -------------
COMMON STOCKS (Continued)
Finance (Continued)
  H&R Block, Inc.                           155,900    $ 7,885,422
  MoneyGram International, Inc.             366,770      6,928,285

                                                       -----------
                                                        46,456,644
                                                       -----------
Food & Agriculture - 2.6%
  Dean Foods Co.(b)                         301,300     10,334,590
  Del Monte Foods Co.(b)                    717,000      7,779,450

                                                       -----------
                                                        18,114,040
                                                       -----------
Insurance - 7.0%
  Allmerica Financial Corp.(b)              281,900     10,134,305
  Assurant, Inc.                            265,500      8,947,350
  Axis Capital Holdings Ltd.                321,100      8,682,544
  Everest Re Group Ltd.                     109,500      9,319,545
  Radian Group, Inc.                        254,300     12,140,282

                                                       -----------
                                                        49,224,026
                                                       -----------
Manufacturing - 13.6%
  American Standard Co., Inc.               226,200     10,513,776
  Briggs & Stratton Corp.                   291,000     10,595,310
  Brunswick Corp.                           259,300     12,148,205
  ITT Industries, Inc.                      129,200     11,659,008
  Jones Apparel Group, Inc.                 312,600     10,468,974
  Newell Rubbermaid, Inc.(d)                461,300     10,120,922
  Sherwin-Williams Co.                      210,900      9,277,491
  Snap-On, Inc.                             280,900      8,929,811
  York International Corp.                  318,800     12,490,584

                                                       -----------
                                                        96,204,081
                                                       -----------
Measuring & Controlling Devices - 0.5%
  Thermo Electron Corp.(b)                  140,100      3,543,129
                                                       -----------
Medical & Medical Services - 2.8%
  MedImmune, Inc.(b)                        172,500      4,107,225
  STERIS Corp.(b)                           208,700      5,269,675
  Universal Health Services, Inc.           197,500     10,349,000

                                                       -----------
                                                        19,725,900
                                                       -----------
Medical Instruments & Supplies - 1.3%
  Hillenbrand Industries, Inc.              165,900      9,202,473
                                                       -----------
Metal & Mining - 1.4%
  CONSOL Energy, Inc.                       207,600      9,761,352
                                                       -----------
Oil & Gas - 6.9%
  Diamond Offshore Drilling, Inc.           110,900      5,533,910
  EOG Resources, Inc.                       243,800     11,882,812
  KeySpan Corp.                             174,300      6,792,471
  Newfield Exploration Co.(b)               136,300     10,121,638
  NiSource, Inc.                            159,100      3,625,889
  Pioneer Natural Resources Co.(d)          254,400     10,867,968

                                                       -----------
                                                        48,824,688
                                                       -----------
Paper & Forest Products - 1.9%
  Bowater, Inc.(d)                          178,000      6,705,260
  MeadWestvaco Corp.                        216,064      6,875,156

                                                       -----------
                                                        13,580,416
                                                       -----------
Pharmaceuticals - 1.6%
  Par Pharmaceutical Cos., Inc.(b)          114,800      3,838,912
  Watson Pharmaceuticals, Inc.(b)           252,300      7,753,179

                                                       -----------
                                                        11,592,091
                                                       -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              55

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                         NUMBER
                                       OF SHARES       VALUE
                                      ----------- --------------
COMMON STOCKS (Continued)
Publishing & Printing - 2.9%
  Dow Jones & Company, Inc.(d)          283,300    $ 10,586,921
  R.R. Donnelley & Sons Corp.           345,100      10,912,062

                                                   ------------
                                                     21,498,983
                                                   ------------
Railroad & Shipping - 0.7%
  CSX Corp.                             123,200       5,131,280
                                                   ------------
Real Estate - 2.9%
  Boston Properties, Inc.               172,000      10,359,560
  Cendant Corp.                         490,900      10,083,086

                                                   ------------
                                                     20,442,646
                                                   ------------
Restaurants - 1.2%
  Darden Restaurants, Inc.              113,800       3,491,384
  Wendy's International, Inc.           134,900       5,266,496

                                                   ------------
                                                      8,757,880
                                                   ------------
Retail Merchandising - 5.0%
  AnnTaylor Stores Corp.(b)             211,600       5,414,844
  AutoZone, Inc.(b)(d)                   37,400       3,205,180
  Federated Department Stores, Inc.     186,700      11,881,588
  Jarden Corp.(b)                       123,200       5,652,416
  The Kroger Co.(b)                     570,800       9,149,924

                                                   ------------
                                                     35,303,952
                                                   ------------
Security Brokers & Dealers - 1.8%
  A.G. Edwards, Inc.                     80,300       3,597,440
  Janus Capital Group, Inc.             667,000       9,304,650

                                                   ------------
                                                     12,902,090
                                                   ------------
Semiconductors & Related Devices - 1.2%
  Cypress Semiconductor Corp.(b)        365,500       4,605,300
  Teradyne, Inc.(b)                     251,300       3,668,980

                                                   ------------
                                                      8,274,280
                                                   ------------
Telecommunications - 0.8%
  Scientific-Atlanta, Inc.              203,000       5,728,660
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $599,471,199)                               688,115,294
                                                   ------------

                                                  PAR/SHARES
                                       MATURITY     (000)
                                      ---------- -----------
SHORT TERM INVESTMENTS - 5.1%
  Federal Home Loan Bank, Discount
    Notes
    2.55%                             04/01/05     $ 5,500     5,500,000
  Morgan Stanley, Floating Rate
    Notes
    2.94%(e)(f)                       11/14/05       3,486     3,485,718
  Galileo Money Market Fund                          9,842     9,841,506
  Institutional Money Market Trust(f)               17,414    17,413,704

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $36,240,928)                                          36,240,928
                                                              ----------

                             VALUE
                        ---------------
TOTAL INVESTMENTS IN
SECURITIES -  102.6%
  (Cost $635,712,127(a))  $ 724,356,222
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (2.6)%
  (Including $20,899,422
of payable
  upon return of            (18,225,010)
                          -------------
securities loaned)
NET ASSETS - 100.0%
  (Applicable to
3,826,394
  Institutional shares,
107,577
  Service shares,
35,499,398 Investor
  A shares, 10,735,363
Investor B
  shares and 7,643,240
Investor C
  shares)                 $ 706,131,212
                          =============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
    ($48,278,678/3,826,394)              $ 12.62
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
       ($1,346,188/107,577)              $ 12.51
                                         =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($440,529,737/35,499,398)              $ 12.41
                                         =======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
            ($12.41/0.9425)              $ 13.17
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($126,159,504/10,735,363)              $ 11.75
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
    ($89,817,105/7,643,240)              $ 11.75
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $638,541,331. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $102,581,402
      Gross unrealized depreciation                                      (16,766,511)
                                                                         ------------
                                                                         $85,814,891
                                                                         ============

     (b) Non-income producing security.
  (c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2005, this security had a total market value of $6,904 which represents less than 0.01% of net assets.
     (d) Total or partial securities on loan.
     (e) Rates shown are the rates as of March 31, 2005.
  (f) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
56

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        MID-CAP GROWTH EQUITY PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                              NUMBER
                                            OF SHARES      VALUE
                                           ----------- -------------
COMMON STOCKS - 99.2%
Advertising - 1.2%
  Getty Images, Inc.(b)                      79,700     $ 5,667,467
                                                        -----------
Aerospace - 1.6%
  Alliant Techsystems, Inc.(b)             104,500        7,466,525
                                                        -----------
Banks - 0.6%
  City National Corp.                       37,800        2,639,196
                                                        -----------
Business Services - 4.5%
  Alliance Data Systems Corp.(b)           155,400        6,278,160
  ChoicePoint, Inc.(b)                      57,166        2,292,927
  The Corporate Executive Board Co.        114,900        7,347,855
  Hewitt Associates, Inc. - Class A(b)      51,300        1,364,580
  Manpower, Inc.                            73,900        3,216,128

                                                        -----------
                                                         20,499,650
                                                        -----------
Computer & Office Equipment - 1.9%
  Intuit, Inc.(b)                          138,800        6,075,276
  Polycom, Inc.(b)                         165,700        2,808,615

                                                        -----------
                                                          8,883,891
                                                        -----------
Computer Software & Services - 11.8%
  Adobe Systems, Inc.(c)                   126,700        8,510,439
  BEA Systems, Inc.(b)                     200,900        1,601,173
  Ceridian Corp.(b)                        419,600        7,154,180
  Checkfree Corp.(b)                       158,500        6,460,460
  DST Systems, Inc.(b)                     106,700        4,927,406
  Mercury Interactive Corp.(b)             109,500        5,188,110
  Navteg Corp.(b)                          112,500        4,876,875
  Siebel Systems, Inc.(b)                  372,600        3,401,838
  VeriSign, Inc.(b)                        267,600        7,680,120
  VERITAS Software Corp.(b)                190,323        4,419,300

                                                        -----------
                                                         54,219,901
                                                        -----------
Containers - 1.3%
  Owens-Illinois, Inc.(b)                  211,400        5,314,596
                                                        -----------
Electronics - 2.7%
  Amphenol Corp.                           137,800        5,104,112
  National Semiconductor Corp.             348,356        7,179,617

                                                        -----------
                                                         12,283,729
                                                        -----------
Entertainment & Leisure - 5.5%
  GTECH Holdings Corp.                     141,900        3,338,907
  Marriott International, Inc. - Class A    78,100        5,221,766
  Marvel Enterprises, Inc.(b)              261,300        5,226,000
  Orient-Express Hotels Ltd. - Class A     108,400        2,829,240
  Starwood Hotels & Resorts
    Worldwide, Inc.                        146,000        8,764,380

                                                        -----------
                                                         25,380,293
                                                        -----------
Finance - 3.0%
  Chicago Mercantile Exchange               14,900        2,891,047
  Providian Financial Corp.(b)             227,700        3,907,332
  T. Rowe Price Group, Inc.                 74,200        4,405,996
  TCF Financial Corp.                       89,600        2,432,640

                                                        -----------
                                                         13,637,015
                                                        -----------
Insurance - 2.8%
  Aetna, Inc.                               78,800        5,906,060
  WellPoint, Inc.(b)                        56,400        7,069,740

                                                        -----------
                                                         12,975,800
                                                        -----------
Manufacturing - 3.8%
  Pentair, Inc.                            150,100        5,853,900

                                              NUMBER
                                            OF SHARES      VALUE
                                           ----------- -------------
COMMON STOCKS (Continued)
Manufacturing (Continued)
  Sealed Air Corp.(b)                      139,800      $ 7,261,212
  The Warnaco Group, Inc.(b)               182,800        4,394,512

                                                        -----------
                                                         17,509,624
                                                        -----------
Medical & Medical Services - 7.7%
  Caremark Rx, Inc.(b)                     215,300        8,564,634
  Community Health Systems, Inc.(b)        254,800        8,895,068
  Coventry Health Care, Inc.(b)             34,600        2,357,644
  Medco Health Solutions, Inc.(b)          154,600        7,663,522
  Omnicare, Inc.                            77,800        2,758,010
  Triad Hospitals, Inc.(b)                  99,975        5,008,748

                                                        -----------
                                                         35,247,626
                                                        -----------
Medical Instruments & Supplies - 6.7%
  C.R. Bard, Inc.                           89,800        6,113,584
  Charles River Laboratories
    International, Inc.(b)                 169,800        7,987,392
  Cytyc Corp.(b)                           299,900        6,900,699
  Guidant Corp.                             36,000        2,660,400
  Kinetic Concepts, Inc.(b)                 32,900        1,962,485
  PerkinElmer, Inc.                        244,600        5,046,098

                                                        -----------
                                                         30,670,658
                                                        -----------
Metal & Mining - 4.8%
  CONSOL Energy, Inc.                      177,500        8,346,050
  Massey Energy Co.                        141,300        5,657,652
  MSC Industrial Direct Co., Inc.          241,700        7,386,352

                                                        -----------
                                                         21,390,054
                                                        -----------
Oil & Gas - 6.8%
  ENSCO International, Inc.                122,600        4,617,116
  EOG Resources, Inc.                      288,800       14,076,112
  Newfield Exploration Co.(b)              109,200        8,109,192
  Noble Corp.                               76,900        4,322,549

                                                        -----------
                                                         31,124,969
                                                        -----------
Pharmaceuticals - 3.1%
  ICOS Corp.(b)                            141,800        3,184,828
  OSI Pharmaceuticals, Inc.(b)              96,400        3,985,176
  Shire Pharmaceuticals Group PLC -
    ADR                                    210,856        7,228,144

                                                        -----------
                                                         14,398,148
                                                        -----------
Restaurants - 0.5%
  Ruby Tuesday, Inc.                        94,600        2,297,834
                                                        -----------
Retail Merchandising - 11.6%
  Bed, Bath & Beyond, Inc.(b)               93,100        3,401,874
  CDW Corp.                                136,800        7,753,824
  Chico's FAS, Inc.(b)(c)                  278,400        7,867,584
  Coach, Inc.(b)                            84,200        4,768,246
  Foot Locker, Inc.                         84,300        2,469,990
  PETsMART, Inc.(c)                        166,100        4,775,375
  Staples, Inc.                            214,848        6,752,673
  Williams-Sonoma, Inc.(b)                 241,500        8,875,125
  The Yankee Candle Co.(b)                 200,000        6,340,000

                                                        -----------
                                                         53,004,691
                                                        -----------
Security Brokers & Dealers - 1.2%
  Lehman Brothers Holdings, Inc.            57,300        5,395,368
                                                        -----------
Semiconductors & Related Devices - 4.2%
  Altera Corp.(b)                          343,600        6,796,408

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              57

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                             NUMBER
                                           OF SHARES       VALUE
                                          ----------- --------------
COMMON STOCKS (Continued)
Semiconductors & Related Devices (Continued)
  Lam Research Corp.(b)(c)                  225,900    $  6,519,474
  Linear Technology Corp.                   152,900       5,857,599

                                                       ------------
                                                         19,173,481
                                                       ------------
Telecommunications - 11.0%
  ADTRAN, Inc.                              187,300       3,303,972
  Amdocs Ltd.(b)                            304,900       8,659,160
  American Tower Corp. - Class A(b)         385,100       7,020,373
  Avid Technology, Inc.(b)                  157,300       8,513,076
  Harman International Industries, Inc.      22,000       1,946,120
  Harris Corp.                              104,000       3,395,600
  Nextel Partners, Inc. - Class A(b)(c)     475,600      10,444,176
  Scientific-Atlanta, Inc.                  180,100       5,082,422
  Syniverse Holdings, Inc.(b)               147,100       2,029,980

                                                       ------------
                                                         50,394,879
                                                       ------------
Waste Management - 0.9%
  Stericycle, Inc.(b)                        97,600       4,313,920
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $377,696,800)                                   453,889,315
                                                       ------------

WARRANTS - 0.0%
  Dime Bancorp, Inc. (expiring
    11/22/05)                          57,900   6,948
  MicroStrategy, Inc. (expiring
    06/24/07)(d)                           13       2

                                                -----
TOTAL WARRANTS
  (Cost $17,331)                                6,950
                                                -----

SHORT TERM INVESTMENTS - 7.4%
  Galileo Money Market    7,044,858       7,044,858
Fund
  Institutional Money    27,001,210      27,001,210
Market Trust(e)

                                         ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $34,046,068)                     34,046,068
                                         ----------
TOTAL INVESTMENTS IN SECURITIES -  106.6%
  (Cost                                 487,942,333
$411,760,199(a))
LIABILITIES IN EXCESS
OF OTHER
  ASSETS -  (6.6)%
  (Including
$27,001,210 of payable
  upon return of                        (30,177,083)
                                        -----------
securities loaned)
NET ASSETS - 100.0%
  (Applicable to
7,407,048
  Institutional shares,
202,864
  Service shares,
33,420,533 Investor
  A shares, 7,434,051
Investor B
  shares and 2,608,493
Investor C
  shares)                             $ 457,765,250
                                      =============

                                            VALUE
                                         ----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
    ($70,974,493/7,407,048)                $ 9.58
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
       ($1,877,193/202,864)                $ 9.25
                                           ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($301,541,107/33,420,533)                $ 9.02
                                           ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
              ($9.02/0.955)                $ 9.45
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
    ($61,716,671/7,434,051)                $ 8.30
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
    ($21,655,786/2,608,493)                $ 8.30
                                           ======

-------------------

 (a) Cost for Federal income tax purposes is $412,647,207. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $82,307,552
      Gross unrealized depreciation                                       (7,012,426)
                                                                         -----------
                                                                         $75,295,126
                                                                         ===========

     (b) Non-income producing security.
     (c) Total or partial securities on loan.
 (d) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2005, this security had a total market value of $2 which represents less than 0.01% of net assets.

 (e) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
58

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                                AURORA PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS - 97.4%
Aerospace - 4.2%
  AAR Corp.(b)             469,880   $  6,390,368
  Alliant Techsystems,     281,300     20,098,885
Inc.(b)
  Esterline                533,700     18,439,335
Technologies Corp.(b)
  Goodrich Corp.           532,300     20,381,767
  HEICO Corp.              650,300     13,071,030
  Martin Marietta          296,600     16,585,872
Materials, Inc.
  Teledyne                 477,700     14,952,010
Technologies, Inc.(b)
  Triumph Group,           460,000     17,912,400
Inc.(b)

                                     ------------
                                      127,831,667
                                     ------------
Banks - 5.0%
  City National Corp.      457,900     31,970,578
  First Niagara            885,200     11,693,492
Financial Group, Inc.
  Popular, Inc.            612,500     14,896,000
  Sovereign Bancorp,    1,477,400      32,739,184
Inc.
  Sterling Bancshares,  1,190,941      16,911,362
Inc.
  TD Banknorth, Inc.(b)   723,138      22,590,831
  Zions Bancorp           311,200      21,479,024

                                     ------------
                                      152,280,471
                                     ------------
Broadcasting - 1.4%
  Entercom                539,900      19,177,248
Communications Corp.(b)
  Gray Communications,    735,100      10,636,897
Inc.
  Lin TV Corp.(b)         740,200      12,531,586

                                     ------------
                                       42,345,731
                                     ------------
Business Services - 1.8%
  Hiedrick & Struggles
International,
    Inc.(b)               753,700      27,713,549
  NCO Group, Inc.(b)      519,900      10,164,045
  Stewart Enterprises,  2,761,200      16,981,380
Inc. - Class A

                                     ------------
                                       54,858,974
                                     ------------
Chemicals - 2.4%
  Ashland, Inc.           465,500      31,407,285
  Church & Dwight Co.,    491,200      17,422,864
Inc.(c)
  Minerals                154,000      10,130,120
Technologies, Inc.
  Omnova Solutions,     1,281,733       6,882,906
Inc.(b)
  Sensient Technologies   430,530       9,282,227
Corp.(c)

                                     ------------
                                       75,125,402
                                     ------------
Computer & Office Equipment - 1.1%
  Avery Dennison Corp.    313,200      19,396,476
  Electronics for         875,300      15,615,352
Imaging, Inc.(b)

                                     ------------
                                       35,011,828
                                     ------------
Computer Software & Services - 5.0%
  Ascential Software      958,000      17,751,740
Corp.(b)
  Aspen Technology,     1,193,879       6,781,233
Inc.(b)
  Brooks Automation,    1,221,600      18,543,888
Inc.(b)
  Carreker Corp.(b)     1,115,342       6,257,069
  CIBER, Inc.(b)          571,279       4,153,197
  DST Systems, Inc.(b)    413,176      19,080,468
  EarthLink, Inc.(b)      576,300       5,186,700
  Mentor Graphics       1,590,200      21,785,740
Corp.(b)
  MRO Software, Inc.(b)   863,500      12,114,905
  ProQuest Co.(b)         433,900      15,685,485
  Tech Data Corp.(b)      396,900      14,709,114
  Veritas DGC, Inc.(b)    403,800      12,097,848

                                     ------------
                                      154,147,387
                                     ------------
Construction - 1.5%
  Apogee Enterprises,     948,496      13,544,523
Inc.

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Construction (Continued)
  Champion Enterprises, 1,497,400    $ 14,075,560
Inc.(b)
  ElkCorp                 500,900      19,264,614

                                     ------------
                                       46,884,697
                                     ------------
Containers - 4.1%
  Anchor Glass          1,592,300       3,566,752
Container Corp.
  Ball Corp.              993,400      41,206,232
  Owens-Illinois,       1,215,200      30,550,128
Inc.(b)
  Packaging Corp. of America
                          880,900      21,397,061
  Pactiv Corp.(b)
                          715,200      16,699,920
  Smurfit-Stone Container 761,573      11,781,534

                                     ------------
                                      125,201,627
                                     ------------
Electronics - 1.7%
  Amphenol Corp.          399,500      14,797,480
  AVX Corp.(c)            634,000       7,766,500
  Excel Technology,       300,286       7,381,030
Inc.(b)
  Technitrol, Inc.      1,429,504      21,328,201

                                     ------------
                                       51,273,211
                                     ------------
Energy & Utilities - 4.0%
  CMS Energy Corp.(b)   1,828,900      23,848,856
  Constellation Energy    254,797      13,173,005
Group
  DPL, Inc.               657,800      16,445,000
  Reliant Energy, Inc.(b)(c)
                        2,183,400      24,847,092
  UGI Corp.
                          292,400      13,280,808
  Westar Energy, Inc.     660,100      14,284,564
  Wisconsin Energy        469,900      16,681,450
Corp.

                                     ------------
                                      122,560,775
                                     ------------
Entertainment & Leisure - 2.2%
  Boyd Gaming Corp.
                          222,500      11,603,375
  Gaylord Entertainment Co438,400      17,711,360
  GTECH Holdings Corp.    916,300      21,560,539
  Hollywood Park,       1,044,600      17,444,820
Inc.(b)

                                     ------------
                                       68,320,094
                                     ------------
Finance - 3.5%
  Affiliated Managers Group, Inc.(b)
                          530,900      32,931,727
  American Capital Strategies Ltd.(c)
                          471,100      14,797,251
  CIT Group, Inc.         672,800      25,566,400
  MCG Capital Corp.     1,057,700      16,272,714
  MoneyGram               542,000      10,238,380
International, Inc.(c)
  Nuveen Investments - Class A
                          188,700       6,476,184

                                     ------------
                                      106,282,656
                                     ------------
Food & Agriculture -
1.7%
  American Italian
Pasta Co. -
    Class A               422,300      11,571,020
  Dean Foods Co.(b)       720,400      24,709,720
  The J. M. Smucker Co.   318,100      16,000,430

                                     ------------
                                       52,281,170
                                     ------------
Furniture - 1.3%
  Steelcase, Inc.(c)      562,400       7,761,120
  Walter Industries,      765,200      32,559,260
Inc.

                                     ------------
                                       40,320,380
                                     ------------
Insurance - 7.6%
  Allmerica Financial Corp.(b)
                          948,200      34,087,790
  AmerUs Group Co.(c)
                          346,800      16,386,300
  Harleysville Group, Inc.488,777       9,707,111
  Hub International       678,600      13,096,980
Ltd.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              59

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          AURORA PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Insurance (Continued)
  Humana, Inc.(b)          874,000   $ 27,915,560
  Montpelier Re            803,925     28,257,964
Holdings Ltd.
  Odyssey Re Holdings      747,700     18,722,408
Corp.(c)
  Ohio Casualty            939,100     21,580,518
Corp.(b)
  Platinum Underwriters    501,300     14,888,610
Holdings Ltd.
  Radian Group, Inc.       698,200     33,332,068
  United America           881,700     16,611,228
Indemnity Ltd.(b)

                                     ------------
                                      234,586,537
                                     ------------
Machinery & Heavy Equipment - 2.6%
  Flowserve Corp.(b)       306,600      7,931,742
  JLG Industries, Inc.     588,000     12,671,400
  The Manitowoc Co.,       653,400     26,390,826
Inc.
  Stewart & Stevenson      504,700     11,552,583
Services, Inc.
  Wabtec Corp.          1,025,337      21,009,155

                                     ------------
                                       79,555,706
                                     ------------
Manufacturing - 6.8%
  Belden CDT, Inc.        738,900      16,410,969
  Briggs & Stratton       408,700      14,880,767
Corp.
  Brunswick Corp.         563,400      26,395,290
  Crown Holdings,       1,731,200      26,937,472
Inc.(b)
  Herley Microwave        929,000      15,895,190
Systems, Inc.(b)
  K2, Inc.(b)           1,088,000      14,960,000
  Ladish Co., Inc.(b)     738,100       8,709,580
  Playtex Products,     1,455,500      13,099,500
Inc.(b)
  Rinker Group Ltd. -     270,100      22,631,679
ADR
  Roper Industries,       254,400      16,663,200
Inc.
  Russell Corp.           751,100      13,579,888
  Tredegar Corp.          609,100      10,269,426
  Valmont Industries,     447,406       9,986,102
Inc.

                                     ------------
                                      210,419,063
                                     ------------
Measuring & Controlling Devices -
0.7%
  LeCroy Corp.(b)         524,000       8,976,120
  Watts Water             353,400      11,524,374
Technologies, Inc.

                                     ------------
                                       20,500,494
                                     ------------
Medical & Medical Services - 6.0%
  Davita, Inc.(b)(c)      614,600      25,721,010
  Hooper Holmes, Inc.   3,799,800      14,515,236
  Laboratory Corp. of
America
    Holdings(b)           676,200      32,592,840
  LifePoint Hospitals,    482,600      21,157,184
Inc.(b)
  Province Healthcare     595,600      14,348,004
Co.(b)
  RehabCare Group,        744,800      21,383,208
Inc.(b)
  STERIS Corp.(b)         861,500      21,752,875
  Triad Hospitals,        661,300      33,131,130
Inc.(b)

                                     ------------
                                      184,601,487
                                     ------------
Medical Instruments & Supplies -
4.6%
  Bausch & Lomb, Inc.     464,300      34,033,190
  Beckman Coulter,        352,900      23,450,205
Inc.(c)
  Cambrex Corp.           287,103       6,115,294
  The Cooper Cos., Inc.   217,500      15,855,750
  Cytyc Corp.(b)(c)       193,300       4,447,833
  Fisher Scientific
International,
    Inc.(b)               536,200      30,520,504
  ICU Medical,            363,200      12,893,600
Inc.(b)(c)
  Viasys Healthcare,      702,900      13,411,332
Inc.(b)

                                     ------------
                                      140,727,708
                                     ------------

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Metal & Mining - 2.1%
  Alpha Natural           739,300    $ 21,195,731
Resources, Inc.(b)
  Massey Energy Co.       702,900      28,144,116
  RTI International       602,800      14,105,520
Metals, Inc.(b)

                                     ------------
                                       63,445,367
                                     ------------
Motor Vehicles - 0.8%
  Oshkosh Truck Corp.     307,800      25,236,522
                                     ------------
Oil & Gas - 4.4%
  Core Laboratories NV(b)
                          692,800      17,784,176
  EOG Resources, Inc.     615,800      30,014,092
  Global Industries,    1,388,400      13,050,960
Inc.(b)
  Kerr-McGee Corp.        556,100      43,559,313
  Vintage Petroleum,      991,000      31,176,860
Inc.

                                     ------------
                                      135,585,401
                                     ------------
Paper & Forest Products - 1.4%
  Caraustar Industries, Inc.(b)
                          788,021      10,165,471
  Kadant, Inc.(b)       1,214,600      22,530,830
  Rayonier, Inc.          211,333      10,467,323

                                     ------------
                                       43,163,624
                                     ------------
Personal Services -
0.6%
  Learning Tree           587,815       8,470,414
International, Inc.(b)
  Steiner Leisure         324,100      10,594,829
Ltd.(b)

                                     ------------
                                       19,065,243
                                     ------------
Pharmaceuticals - 1.1%
  Valeant
Pharmaceuticals
Interna-
    tional(c)             500,100      11,262,252
  Watson                  756,900      23,259,537
Pharmaceuticals,
Inc.(b)

                                     ------------
                                       34,521,789
                                     ------------
Publishing & Printing - 0.6%
  Journal Register Co.(b)
                        1,012,800      16,913,760
                                     ------------
Railroad & Shipping - 0.4%
  RailAmerica, Inc.(b)    956,000      11,930,880
                                     ------------
Real Estate - 2.1%
  Heritage Property Investment Trust
                          484,700      14,385,896
  Highland Hospitality Corp.
                          594,600       6,154,110
  Host Marriott Corp.   1,536,700      25,447,752
  Ryland Group, Inc.      293,500      18,202,870

                                     ------------
                                       64,190,628
                                     ------------
Restaurants - 1.1%
  CKE Restaurants,        982,900      15,578,965
Inc.(b)
  O'Charley's, Inc.(b)    367,100       7,980,754
  Papa John's             260,100       9,030,672
International, Inc.(b)

                                     ------------
                                       32,590,391
                                     ------------
Retail Merchandising - 7.9%
  AnnTaylor Stores Corp.1,124,300      28,770,837
  BJ's Wholesale Club,  1,182,600      36,731,556
Inc.(b)(c)
  Christopher & Banks   1,140,100      20,065,760
Corp.
  CSK Auto Corp.(b)       599,900      10,588,235
  Federated Department
Stores,
    Inc.(c)               712,800      45,362,592
  Longs Drug Stores       452,979      15,500,941
Corp.
  Reebok International    477,100      21,135,530
Ltd.(c)
  Regis Corp.             423,500      17,333,855
  Saks, Inc.(b)         2,135,200      38,540,360

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
60

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          AURORA PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES        VALUE
                        ----------- ----------------
COMMON STOCKS (Continued)
Retail Merchandising (Continued)
  Tweeter Home
Entertainment
    Group, Inc.(b)       1,584,322   $    8,824,674

                                     --------------
                                        242,854,340
                                     --------------
Security Brokers & Dealers - 0.5%
  A.G. Edwards, Inc.(c)    366,400       16,414,720
                                     --------------
Semiconductors & Related Devices -
0.9%
  IXYS Corp.(b)            898,997       10,284,526
  Novellus Systems,        593,000       15,850,890
Inc.(b)

                                     --------------
                                         26,135,416
                                     --------------
Telecommunications - 2.7%
  Anaren, Inc.(b)          941,600       11,421,608
  Cablevision Systems
New York
    Group - Class A(b)     741,600       20,801,880
  Nextel Partners, Inc.  1,368,100       30,043,476
- Class A(b)(c)
  NMS Communications     1,295,800        5,558,982
Corp.(b)
  Premiere Global        1,466,600       16,601,912
Servics, Inc.(b)

                                     --------------
                                         84,427,858
                                     --------------
Textiles - 0.6%
  Mohawk Industries,       216,400       18,242,520
                                     --------------
Inc.(b)(c)
Transportation - 1.1%
  Kirby Corp.(b)           251,300       10,562,139
  Laidlaw                1,114,700       23,185,760
International, Inc.(b)

                                     --------------
                                         33,747,899
                                     --------------
TOTAL COMMON STOCKS
  (Cost $2,609,042,105)               2,993,583,423
                                     --------------

                                                  PAR/SHARES
                                       MATURITY     (000)
                                      ---------- -----------
SHORT TERM INVESTMENTS - 10.0%
  Federal Home Loan Bank, Discount
    Notes
    2.55%                             04/01/05     106,500    106,500,000
  Morgan Stanley, Floating Rate
    Notes
    2.95%(d)(e)                       11/14/05       7,083      7,083,028
  Galileo Money Market Fund                          9,435      9,434,781
  Institutional Money Market Trust(d)              185,862    185,861,899

                                                              -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $308,879,708)                                         308,879,708
                                                              -----------

TOTAL INVESTMENTS IN SECURITIES -  107.4%
  (Cost $2,917,921,813(a))                   3,302,463,131
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (7.4)%
  (including $192,944,927 of payable
  upon return of securities loaned)           (228,052,454)
                                             -------------
NET ASSETS - 100.0%
  (Applicable to 3,938,258 Institutional
  shares, 4 Service shares, 51,588,516
  Investor A shares, 12,634,863
  Investor B shares and 12,286,427
  Investor C shares)                        $3,074,410,677
                                            ==============

                                               VALUE
                                            -----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
     ($159,622,994/3,938,258)               $ 40.53
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
                     ($152/4)(f)            $ 39.22
                                            =======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($2,019,006,839/51,588,516)               $ 39.14
                                            =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
              ($39.14/0.9425)               $ 41.53
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
    ($454,172,934/12,634,863)               $ 35.95
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR C SHARE
    ($441,607,758/12,286,427)               $ 35.94
                                            =======

-------------------

 (a) Cost for Federal income tax purposes is $2,923,067,138. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $489,637,924
      Gross unrealized depreciation                                      (110,241,931)
                                                                         ------------
                                                                         $379,395,993
                                                                         ============

     (b) Non-income producing security.
     (c) Total or partial securities on loan.
 (d) Securities purchased with the cash proceeds from securities loaned.
     (e) Rates shown are the rates as of March 31, 2005.
  (f) Exact net assets and shares outstanding at March 31, 2005 were $152.29 and 3.883, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              61

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         SMALL/MID CAP GROWTH PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS - 95.3%
Banks - 4.4%
  East West Bancorp,      77,500     $ 2,861,300
Inc.
  Southwest Bancorp of  263,400        4,833,390
Texas, Inc.
  UCBH Holdings, Inc.   154,582        6,167,822

                                     -----------
                                      13,862,512
                                     -----------
Broadcasting - 1.4%
  Citadel Broadcasting  212,900        2,923,117
Co.(b)
  Entravision
Communications
    Corp.(b)            167,500        1,485,725

                                     -----------
                                       4,408,842
                                     -----------
Business Services - 8.3%
  Advisory Board Co.(b)  61,500        2,687,550
  The Corporate          82,700        5,288,665
Executive Board Co.
  Digitas, Inc.(b)      597,500        6,034,750
  LECG Corp.(b)         258,406        5,064,758
  Navigant Consulting,  264,000        7,188,720
Inc.(b)

                                     -----------
                                      26,264,443
                                     -----------
Computer & Office Equipment - 1.7%
  Polycom, Inc.(b)      321,300        5,446,035
                                     -----------
Computer Software & Services -
11.9%
  Advanced Digital
Information
    Corp.(b)            311,400        2,553,480
  Aeroflex, Inc.(b)     231,100        2,156,163
  Anteon International  121,400        4,726,102
Corp.(b)
  Autobytel, Inc.(b)(c)  73,042          368,132
  Avocent Corp.(b)       66,500        1,706,390
  BEA Systems, Inc.(b)  515,800        4,110,926
  CACI International,    97,800        5,401,494
Inc.(b)
  Epicor Software       168,500        2,207,350
Corp.(b)
  Hyperion Solutions    113,300        4,997,663
Corp.(b)
  McData Corp. - Class  630,500        2,376,985
A(b)
  Quest Software,       137,000        1,896,080
Inc.(b)
  SonicWALL, Inc.(b)    692,400        3,524,316
  Sybase, Inc.(b)        96,100        1,774,006

                                     -----------
                                      37,799,087
                                     -----------
Entertainment & Leisure - 3.8%
  Boyd Gaming Corp.      28,930        1,508,700
  Hollywood Park,       204,700        3,418,490
Inc.(b)
  Orient-Express Hotels
Ltd. - Class
    A                    94,800        2,474,280
  Station Casinos, Inc.  70,200        4,742,010

                                     -----------
                                      12,143,480
                                     -----------
Finance - 6.9%
  Affiliated Managers   156,100        9,682,883
Group, Inc.(b)
  CapitalSource,        268,000        6,164,000
Inc.(b)
  Collegiate Funding    229,400        3,574,052
Services(b)
  International
Securities Exchange,
    Inc. - Class A(b)     4,700          122,200
  Wright Express        142,600        2,438,460
Corp.(b)

                                     -----------
                                      21,981,595
                                     -----------
Furniture - 1.0%
  Aaron Rents, Inc.     156,050        3,121,000
                                     -----------
Insurance - 1.1%
  Bristol West          221,500        3,433,250
                                     -----------
Holdings, Inc.
Machinery & Heavy Equipment - 0.4%
  Flowserve Corp.(b)     67,400        1,743,638
                                     -----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Manufacturing - 2.5%
  ESCO Technologies,     23,600      $ 1,896,260
Inc.(b)
  Shuffle Master,       107,454        3,111,868
Inc.(b)(d)
  The Warnaco Group,    120,000        2,884,800
Inc.(b)

                                     -----------
                                       7,892,928
                                     -----------
Medical & Medical Services - 10.3%
  Accredo Health,        57,300        2,544,693
Inc.(b)
  Community Health
Systems,
    Inc.(b)(d)          177,600        6,200,016
  Digene Corp.(b)
                         97,400        2,021,050
  LifePoint Hospitals, Inc.(b)
                        149,300        6,545,312
  Martek Biosciences Corp76,900        4,474,811
  Noven                 155,300        2,633,888
Pharmaceuticals,
Inc.(b)
  Pediatrix Medical      40,100        2,750,459
Group, Inc.(b)
  United Surgical
Partners
    International,      121,200        5,547,324
Inc.(b)

                                     -----------
                                      32,717,553
                                     -----------
Medical Instruments & Supplies - 6.8%
  Advanced Medical Optics, Inc.(b)(d)
                        162,700        5,891,367
  Animas Corp.(b)(d)    158,500        3,203,285
  The Cooper Cos., Inc.  54,700        3,987,630
  Cutera, Inc.(b)       116,382        2,243,845
  LCA-Vision, Inc.      136,100        4,532,130
  Wright Medical Group,  76,100        1,826,400
Inc.(b)

                                     -----------
                                      21,684,657
                                     -----------
Metal & Mining - 2.2%
  Alpha Natural         113,900        3,265,513
Resources, Inc.(b)
  CONSOL Energy, Inc.    79,700        3,747,494

                                     -----------
                                       7,013,007
                                     -----------
Motor Vehicles - 0.4%
  Wabash National Corp.  52,300        1,276,120
                                     -----------
Oil & Gas - 5.6%
  Cabot Oil & Gas Corp.  41,900        2,310,785
  Newpark Resources, Inc.(b)
                        615,100        3,622,939
  Patterson-UTI Energy, Inc.
                        136,140        3,406,223
  Pride International, Inc.(b)
                        245,000        6,085,800
  Tidewater, Inc.        59,800        2,323,828

                                     -----------
                                      17,749,575
                                     -----------
Personal Services -
3.0%
  Corinthian Colleges, Inc.(b)(d)
                        208,000        3,269,760
  Educate, Inc.(b)
                         30,100          417,487
  Laureate Education, Inc.(b)(c)
                        133,400        5,708,186

                                     -----------
                                       9,395,433
                                     -----------
Pharmaceuticals - 1.6%
  Alkermes, Inc.(b)(d)  264,800        2,748,624
  MGI Pharma, Inc.(b)    92,600        2,340,002

                                     -----------
                                       5,088,626
                                     -----------
Restaurants - 3.9%
  AFC Enterprises,      157,300        4,012,723
Inc.(b)
  Applebee's International, Inc.
                         91,600        2,524,496
  RARE Hospitality
International,
    Inc.(b)             185,600        5,731,328

                                     -----------
                                      12,268,547
                                     -----------
Retail Merchandising - 6.1%
  99 Cents Only          56,600          745,422
Stores(b)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
62

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   SMALL/MID CAP GROWTH PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Retail Merchandising (Continued)
  Aeropostale, Inc.(b)     90,300    $  2,957,325
  Central Garden & Pet     22,500         986,850
Co.(b)
  Cost Plus, Inc.(b)       51,365       1,380,691
  Guitar Center,           76,300       4,183,529
Inc.(b)
  Too, Inc.(b)            175,600       4,332,052
  West Marine, Inc.(b)    217,600       4,626,176

                                     ------------
                                       19,212,045
                                     ------------
Semiconductors & Related Devices -
4.6%
  ATMI, Inc.(b)           103,600       2,594,144
  Cymer, Inc.(b)(d)        74,200       1,986,334
  Helix Technology         69,205       1,070,600
Corp.
  Mattson Technology,     194,700       1,545,918
Inc.(b)
  Microsemi Corp.(b)      315,700       5,142,753
  O2Micro International   208,200       2,142,378
Ltd.(b)

                                     ------------
                                       14,482,127
                                     ------------
Telecommunications - 7.4%
  ADTRAN, Inc.            219,100       3,864,924
  American Tower Corp.
- Class
    A(b)(d)               283,100       5,160,913
  Anaren, Inc.(b)         195,200       2,367,776
  Harman International
Industries,
    Inc.                   42,400       3,750,704
  Scientific-Atlanta,      95,600       2,697,832
Inc.
  SpectraLink Corp.       295,292       4,169,523
  Syniverse Holdings,     109,400       1,509,720
Inc.(b)

                                     ------------
                                       23,521,392
                                     ------------
TOTAL COMMON STOCKS
  (Cost $266,002,419)                 302,505,892
                                     ------------

                                                  PAR/SHARES
                                       MATURITY     (000)
                                      ---------- -----------
SHORT TERM INVESTMENTS - 12.5%
  Morgan Stanley, Floating Rate
    Notes
    2.95%(e)(f)                       11/14/05     $   998       998,264
  Galileo Money Market Fund                          9,665     9,664,670
  Institutional Money Market Trust(e)               28,925    28,925,276

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $39,588,210)                                          39,588,210
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES -  107.8%
  (Cost $305,590,629(a))                     342,094,102
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (7.8)%
  (including $29,923,540 of payable
  upon return of securities loaned)          (24,620,199)
                                             -----------
NET ASSETS - 100.0%
  (Applicable to 2,596,606 Institutional
  shares, 8 Service shares, 17,709,966
  Investor A shares, 2,078,386 Investor
  B shares and 2,204,393 Investor C
  shares)                                  $ 317,473,903
                                           =============

                                               VALUE
                                            -----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
    ($35,482,627/2,596,606)                 $ 13.67
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
                   ($102/8)(g)              $ 13.06
                                            =======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($231,376,775/17,709,966)                 $ 13.06
                                            =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
            ($13.06/0.9425)                 $ 13.86
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
    ($24,535,568/2,078,386)                 $ 11.81
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR C SHARE
    ($26,078,831/2,204,393)                 $ 11.83
                                            =======

-------------------

 (a) Cost for Federal income tax purposes is $308,783,926. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $40,973,283
      Gross unrealized depreciation                                       (7,663,107)
                                                                         -----------
                                                                         $33,310,176
                                                                         ===========

     (b) Non-income producing security.
  (c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2005, this security had a total market value of $368,132 which represents 0.12% of net assets.
     (d) Total or partial securities on loan.
 (e) Securities purchased with the cash proceeds from securities loaned.
     (f) Rates shown are the rates as of March 31, 2005.
 (g) Exact net assets and shares outstanding at March 31, 2005 were $101.94 and
       7.805, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              63

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        SMALL CAP VALUE EQUITY PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                              NUMBER
                                            OF SHARES      VALUE
                                           ----------- -------------
COMMON STOCKS - 96.1%
Aerospace - 1.2%
  The Titan Corp.(b)                         96,500     $ 1,752,440
                                                        -----------
Banks - 9.1%
  Central Pacific Financial Corp.            28,600         962,390
  First Niagara Financial Group, Inc.      129,800        1,714,658
  Flagstar Bancorp, Inc.                    48,200          942,310
  Gold Banc Corp., Inc.                    126,800        1,779,004
  Oriental Financial Group, Inc.            71,880        1,683,430
  Sterling Financial Corp.(b)               46,950        1,676,115
  Trustmark Corp.                           53,800        1,560,200
  Washington Federal, Inc.                  65,330        1,522,842

                                                        -----------
                                                         11,840,949
                                                        -----------
Beverages & Bottling - 0.6%
  NuCo2, Inc.(b)                            30,700          807,410
                                                        -----------
Business Services - 4.2%
  Administaff, Inc.                         89,700        1,309,620
  The Brink's Co.                           56,800        1,965,280
  Digitas, Inc.(b)                         132,800        1,341,280
  PHH Corp.(b)                              40,600          887,922

                                                        -----------
                                                          5,504,102
                                                        -----------
Chemicals - 2.6%
  Church & Dwight Co., Inc.                 48,200        1,709,654
  Cytec Industries, Inc.                    31,200        1,692,600

                                                        -----------
                                                          3,402,254
                                                        -----------
Computer Software & Services - 2.1%
  Brooks Automation, Inc.(b)                41,800          634,524
  Novatel Wireless, Inc.(b)                 60,200          647,150
  Tech Data Corp.(b)                        23,100          856,086
  TIBCO Software, Inc.(b)                   83,700          623,565

                                                        -----------
                                                          2,761,325
                                                        -----------
Construction - 1.8%
  Washington Group International,
    Inc.(b)                                 51,200        2,303,488
                                                        -----------
Containers - 0.9%
  Packaging Corp. of America                49,100        1,192,639
                                                        -----------
Energy & Utilities - 3.6%
  Northwestern Corp.                        64,900        1,711,413
  PNM Resources, Inc.                       67,000        1,787,560
  Thomas & Betts Corp.(b)                   35,400        1,143,420

                                                        -----------
                                                          4,642,393
                                                        -----------
Entertainment & Leisure - 4.6%
  Gaylord Entertainment Co.(b)              52,100        2,104,840
  Great Wolf Resorts, Inc.(b)               50,500        1,259,975
  Kerzner International Ltd.(b)             21,000        1,285,830
  MTR Gaming Group, Inc.(b)                107,600        1,334,240

                                                        -----------
                                                          5,984,885
                                                        -----------
Finance - 4.5%
  Affiliated Managers Group, Inc.(b)        38,200        2,369,546
  CompuCredit Corp.(b)                      29,900          795,938
  Indymac Bancorp, Inc.                     50,800        1,727,200
  Irwin Financial Corp.                     41,800          962,236

                                                        -----------
                                                          5,854,920
                                                        -----------
Food & Agriculture - 6.0%
  American Italian Pasta Co. - Class A      29,900          819,260
  Chiquita Brands International, Inc.(c)    70,000        1,874,600
  Del Monte Foods Co.(b)                    69,200          750,820

                                              NUMBER
                                            OF SHARES      VALUE
                                           ----------- -------------
COMMON STOCKS (Continued)
Food & Agriculture (Continued)
  Hain Celestial Group, Inc.(b)             72,200      $ 1,345,808
  John B. Sanfilippo & Son, Inc.(b)         21,300          523,554
  Ralcorp Holdings, Inc.                    51,700        2,447,995

                                                        -----------
                                                          7,762,037
                                                        -----------
Furniture - 3.1%
  Aaron Rents, Inc.                         55,500        1,110,000
  Walter Industries, Inc.                   67,900        2,889,145

                                                        -----------
                                                          3,999,145
                                                        -----------
Insurance - 6.6%
  Allmerica Financial Corp.(b)              64,900        2,333,155
  Aspen Insurance Holdings Ltd.             50,800        1,280,668
  Max Re Capital Ltd.                       75,100        1,767,103
  Montpelier Re Holdings Ltd.               40,100        1,409,515
  PXRE Group Ltd.                           36,300          931,095
  Universal American Financial
    Corp.(b)                                45,700          790,610

                                                        -----------
                                                          8,512,146
                                                        -----------
Machinery & Heavy Equipment - 0.5%
  Axcelis Technologies, Inc.(b)             87,500          638,750
                                                        -----------
Manufacturing - 7.2%
  Actuant Corp. - Class A(b)                16,200          727,704
  Aptargroup, Inc.                          25,100        1,304,698
  Briggs & Stratton Corp.                   55,500        2,020,755
  Crown Holdings, Inc.(b)                  111,000        1,727,160
  Fleetwood Enterprises, Inc.(b)           152,000        1,322,400
  K2, Inc.(b)                              105,000        1,443,750
  Lennox International                      37,600          824,192

                                                        -----------
                                                          9,370,659
                                                        -----------
Medical & Medical Services - 2.1%
  Apria Healthcare Group, Inc.(b)(c)        21,151          678,947
  LifePoint Hospitals, Inc.(b)              45,500        1,994,720

                                                        -----------
                                                          2,673,667
                                                        -----------
Medical Instruments & Supplies - 4.3%
  DJ Orthopedics, Inc.(b)                   99,100        2,482,455
  Sybron Dental Specialties, Inc.(b)        64,900        2,329,910
  Symmetry Medical, Inc.(b)                 41,500          789,330

                                                        -----------
                                                          5,601,695
                                                        -----------
Metal & Mining - 1.6%
  Alpha Natural Resources, Inc.(b)          29,500          845,765
  Foundation Coal Holdings, Inc.            52,100        1,224,871

                                                        -----------
                                                          2,070,636
                                                        -----------
Motor Vehicles - 0.5%
  Oshkosh Truck Corp.                        7,900          647,721
                                                        -----------
Oil & Gas - 6.8%
  AGL Resources, Inc.                       47,400        1,655,682
  Airgas, Inc.                              24,300          580,527
  Energen Corp.                             26,900        1,791,540
  Forest Oil Corp.(b)                       46,100        1,867,050
  Vintage Petroleum, Inc.                   38,400        1,208,064
  Whiting Petroleum Corp.(b)                42,300        1,724,994

                                                        -----------
                                                          8,827,857
                                                        -----------
Pharmaceuticals - 0.8%
  Par Pharmaceutical Cos., Inc.(b)          32,000        1,070,080
                                                        -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
64

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                         NUMBER
                                       OF SHARES       VALUE
                                      ----------- --------------
COMMON STOCKS (Continued)
Publishing & Printing - 2.3%
  Banta Corp.                            42,700    $  1,827,560
  PRIMEDIA, Inc.(b)                     115,303         501,568
  Scholastic Corp.(b)                    17,900         660,331

                                                   ------------
                                                      2,989,459
                                                   ------------
Real Estate - 3.0%
  HomeBanc Corp.                         56,800         502,112
  Sunstone Hotel Investors, Inc.         84,851       1,820,054
  U-Store-It Trust                       87,500       1,522,500

                                                   ------------
                                                      3,844,666
                                                   ------------
Restaurants - 1.1%
  CKE Restaurants, Inc.(b)               43,500         689,475
  Triarc Cos. - Class A                  50,000         710,000

                                                   ------------
                                                      1,399,475
                                                   ------------
Retail Merchandising - 12.1%
  AnnTaylor Stores Corp.(b)(c)           64,500       1,650,555
  Handleman Co.                         127,700       2,421,192
  Jarden Corp.(b)                        50,400       2,312,352
  Jo-Ann Stores, Inc.(b)                 31,400         882,026
  Prestige Brands Holdings, Inc.(b)      93,100       1,643,215
  RC2 Corp.(b)                           22,200         754,800
  Regis Corp.                            56,800       2,324,824
  Saks, Inc.(b)                         126,800       2,288,740
  The Sports Authority, Inc.(b)          51,700       1,421,750

                                                   ------------
                                                     15,699,454
                                                   ------------
Soaps & Cosmetics - 0.6%
  NU Skin Enterprises, Inc.              32,000         720,320
                                                   ------------
Transportation - 2.3%
  Laidlaw International, Inc.(b)        140,500       2,922,400
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $107,493,297)                               124,796,972
                                                   ------------

SHORT TERM INVESTMENTS - 3.8%
  Galileo Money Market  2,195,940       2,195,940
Fund
  Institutional Money   2,766,280       2,766,280
Market Trust(d)

                                        ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,962,220)                     4,962,220
                                     ------------

TOTAL INVESTMENTS IN
SECURITIES -  99.9%
  (Cost $112,455,517(a))   129,759,192
OTHER ASSETS IN EXCESS
OF
  LIABILITIES - 0.1%
  (Including $2,766,280
of payable
  upon return of                99,425
                           -----------
securities loaned)
NET ASSETS - 100.0%
  (Applicable to 451,065
BlackRock
  shares, 4,609,598
Institutional
  shares, 222,461
Service shares,
  2,346,622 Investor A
shares,
  1,167,063 Investor B
shares and
  518,314 Investor C      $129,858,618
                          ============
shares)

                                            VALUE
                                         -----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BLACKROCK SHARE
     ($6,463,093/451,065)                $ 14.33
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($66,031,086/4,609,598)                $ 14.32
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
     ($3,145,071/222,461)                $ 14.14
                                         =======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($32,975,703/2,346,622)                $ 14.05
                                         =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
           ($14.05/0.955)                $ 14.71
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($14,709,137/1,167,063)                $ 12.60
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
     ($6,534,528/518,314)                $ 12.61
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $112,588,188. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $19,735,586
      Gross unrealized depreciation                                       (2,564,582)
                                                                         -----------
                                                                         $17,171,004
                                                                         ===========

     (b) Non-income producing security.
     (c) Total or partial securities on loan.
 (d) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              65

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        SMALL CAP CORE EQUITY PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                            NUMBER
                                          OF SHARES      VALUE
                                         ----------- ------------
COMMON STOCKS - 97.4%
Aerospace - 5.3%
  Aviall, Inc.(b)                        18,350       $  513,800
  DRS Technologies, Inc.(b)               9,250          393,125
  Orbital Sciences Corp.(b)              12,750          123,420
  The Titan Corp.(b)                     15,950          289,652

                                                      ----------
                                                       1,319,997
                                                      ----------
Banks - 7.5%
  Berkshire Hills Bancorp, Inc.           6,650          224,438
  Central Pacific Financial Corp.         9,650          324,722
  Gold Banc Corp., Inc.                  20,700          290,421
  Main Street Banks, Inc.                10,150          268,772
  NewAlliance Bancshares, Inc.           21,350          298,900
  Oriental Financial Group, Inc.         10,945          256,332
  WSFS Financial Corp.                    3,900          204,984

                                                      ----------
                                                       1,868,569
                                                      ----------
Broadcasting - 3.2%
  Alliance Atlantis Communications,
    Inc.(b)                               9,400          232,753
  Cumulus Media, Inc. - Class A(b)       14,900          212,326
  Gray Communications, Inc.              11,750          170,022
  Spanish Broadcasting Systems, Inc. -
    Class A(b)                           18,900          193,914

                                                      ----------
                                                         809,015
                                                      ----------
Business Services - 4.8%
  Digitas, Inc.(b)                       42,000          424,200
  Labor Ready, Inc.(b)                   15,000          279,750
  Navigant Consulting, Inc.(b)           13,500          367,605
  Watson Wyatt & Co. Holdings             4,750          129,200

                                                      ----------
                                                       1,200,755
                                                      ----------
Chemicals - 1.0%
  Cytec Industries, Inc.(c)               4,650          252,262
                                                      ----------
Computer Software & Services - 4.6%
  Ascential Software Corp.(b)            17,000          315,010
  Borland Software Corp.(b)              19,450          157,934
  EarthLink, Inc.(b)                      7,400           66,600
  Progress Software(b)                   12,900          338,238
  TIBCO Software, Inc.(b)                35,450          264,102

                                                      ----------
                                                       1,141,884
                                                      ----------
Construction - 1.0%
  Chicago Bridge & Iron Co. NV - ADR      5,750          253,172
                                                      ----------
Electronics - 1.3%
  Cubic Corp.                             9,400          178,036
  TTM Technologies, Inc.(b)              15,000          156,900

                                                      ----------
                                                         334,936
                                                      ----------
Energy & Utilities - 1.2%
  Magnum Pete, Inc.(b)                   17,900          288,369
                                                      ----------
Entertainment & Leisure - 7.0%
  Gaylord Entertainment Co.(b)            9,150          369,659
  Kerzner International Ltd.(b)           6,850          419,426
  MTR Gaming Group, Inc.(b)              26,700          331,080
  Orient-Express Hotels Ltd. - Class A   14,700          383,670
  Scientific Games Corp. - Class A(b)     9,150          209,078

                                                      ----------
                                                       1,712,913
                                                      ----------
Food & Agriculture - 1.5%
  John B. Sanfilippo & Son, Inc.(b)       5,800          142,564

                                            NUMBER
                                          OF SHARES      VALUE
                                         ----------- ------------
COMMON STOCKS (Continued)
Food & Agriculture (Continued)
  NBTY, Inc.(b)                           9,750       $  244,628

                                                      ----------
                                                         387,192
                                                      ----------
Furniture - 0.8%
  Aaron Rents, Inc.                       9,637          192,740
                                                      ----------
Insurance - 3.0%
  Allmerica Financial Corp.(b)            8,850          318,158
  Max Re Capital Ltd.                     9,500          223,535
  PXRE Group Ltd.                         8,450          216,742

                                                      ----------
                                                         758,435
                                                      ----------
Machinery & Heavy Equipment - 0.9%
  Albany International Corp. - Class A    7,600          234,688
                                                      ----------
Manufacturing - 6.3%
  Aptargroup, Inc.                        5,750          298,885
  Fleetwood Enterprises, Inc.(b)         14,900          129,630
  Hexel Corp.(b)                         16,250          252,039
  K2, Inc.(b)                            18,800          258,500
  Paxar Corp.(b)                         12,950          276,353
  Roper Industries, Inc.                  5,600          366,800

                                                      ----------
                                                       1,582,207
                                                      ----------
Medical & Medical Services - 4.2%
  Accredo Health, Inc.(b)                 5,650          250,915
  Digirad Corp.(b)                       33,850          262,338
  Orchid Biosciences, Inc.(b)            17,400          204,624
  Pediatrix Medical Group, Inc.(b)        3,700          253,783
  VCA Antech, Inc.(b)                     3,450           69,794

                                                      ----------
                                                       1,041,454
                                                      ----------
Medical Instruments & Supplies - 9.1%
  Charles River Laboratories
    International, Inc.(b)                5,710          268,598
  DJ Orthopedics, Inc.(b)                18,450          462,172
  Hologic, Inc.(b)                        6,600          210,376
  IntraLase Corp.(b)                     15,550          260,307
  LCA-Vision, Inc.                       11,100          369,630
  Sybron Dental Specialties, Inc.(b)      7,250          260,275
  Symmetry Medical, Inc.(b)              12,550          238,701
  Wright Medical Group, Inc.(b)           8,650          207,600

                                                      ----------
                                                       2,277,659
                                                      ----------
Oil & Gas - 7.9%
  Airgas, Inc.                           11,750          280,708
  Energen Corp.                           3,100          206,459
  Energy Partners Ltd.(b)                 9,750          253,208
  KCS Energy, Inc.(b)                    19,150          294,144
  Range Resources Corp.                  10,450          244,112
  TETRA Technologies, Inc.(b)             8,300          236,052
  Tidewater, Inc.                         5,300          205,958
  Vintage Petroleum, Inc.                 7,850          246,961

                                                      ----------
                                                       1,967,602
                                                      ----------
Personal Services - 2.3%
  Laureate Education, Inc.(b)            13,650          584,084
                                                      ----------
Pharmaceuticals - 2.4%
  Angiotech Pharmaceuticals, Inc.(b)      5,000           76,750
  Nabi Biopharmaceuticals(b)              5,750           71,760
  Par Pharmaceutical Cos., Inc.(b)        7,150          239,096

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
66

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  SMALL CAP CORE EQUITY PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                             NUMBER
                                           OF SHARES      VALUE
                                          ----------- -------------
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
  Valeant Pharmaceuticals International       9,150    $   206,058

                                                       -----------
                                                           593,664
                                                       -----------
Publishing & Printing - 0.7%
  Banta Corp.                                 4,300        184,040
                                                       -----------
Real Estate - 2.0%
  Eagle Hospitality Properties Trust,
    Inc.                                     27,000        242,190
  LaSalle Hotel Properties                    9,200        267,260

                                                       -----------
                                                           509,450
                                                       -----------
Restaurants - 2.4%
  Ruby Tuesday, Inc.                         12,800        310,912
  Texas Roadhouse, Inc.(b)                    6,150        172,692
  Triarc Cos. - Class A                       9,050        128,510

                                                       -----------
                                                           612,114
                                                       -----------
Retail Merchandising - 7.8%
  99 Cents Only Stores(b)                    11,800        155,406
  Brookstone, Inc.(b)                         9,550        154,901
  Handleman Co.                              12,050        228,468
  J. Jill Group, Inc.(b)                     28,600        393,536
  Jarden Corp.(b)                            10,450        479,446
  Jos. A. Bank Clothiers, Inc.(b)(c)         10,000        293,000
  The Sports Authority, Inc.(b)               9,100        250,250

                                                       -----------
                                                         1,955,007
                                                       -----------
Semiconductors & Related Devices - 3.8%
  Integrated Device Technology, Inc.(b)      19,700        236,991
  O2Micro International Ltd.(b)              33,650        346,258
  Rudolph Technologies, Inc.(b)              24,150        363,699

                                                       -----------
                                                           946,948
                                                       -----------
Soaps & Cosmetics - 0.7%
  NU Skin Enterprises, Inc.(c)                8,150        183,456
                                                       -----------
Telecommunications - 1.3%
  Arris Group, Inc.(b)                       48,550        335,480
                                                       -----------
Transportation - 2.2%
  Landstar System, Inc.(b)                    8,900        291,475
  SCS Transportation, Inc.(b)                13,600        252,824

                                                       -----------
                                                           544,299
                                                       -----------
Waste Management - 1.2%
  URS Corp.(b)                               10,050        288,938
                                                       -----------
TOTAL COMMON STOCKS
  (Cost $23,069,206)                                    24,361,329
                                                       -----------

                                                  PAR/SHARES
                                       MATURITY     (000)        VALUE
                                      ---------- ----------- ------------
SHORT TERM INVESTMENTS - 13.5%
  Morgan Stanley, Floating Rate
    Notes
    2.94%(c)(d)                       11/14/05      $  178    $  178,182
  Galileo Money Market Fund                            983       982,697
  Institutional Money Market Trust(e)                2,209     2,208,558

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,369,437)                                            3,369,437
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES -  110.9%
  (Cost $26,438,643(a))                  27,730,766
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (10.9)%
  (Including $2,386,740 of payable
  upon return of securities loaned)      (2,733,589)
                                         ----------
NET ASSETS - 100.0%
  (Applicable to 365,640
  Institutional shares, 307 Service
  shares, 416,431 Investor A
  shares, 222,905 Investor B
  shares and 556,885 Investor C
  shares)                               $24,997,177
                                        ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              67

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  SMALL CAP CORE EQUITY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                               VALUE
                                            -----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($5,908,848/365,640)                      $ 16.16
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
          ($4,966/307)(f)                   $ 16.15
                                            =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($6,691,127/416,431)                      $ 16.07
                                            =======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
       ($16.07/0.9425)                      $ 17.05
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($3,542,996/222,905)                      $ 15.89
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
  ($8,849,240/556,885)                      $ 15.89
                                            =======

-------------------

 (a) Cost for Federal income tax purposes is $26,529,319. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $1,940,202
      Gross unrealized depreciation                                      (738,755)
                                                                       ----------
                                                                       $1,201,447
                                                                       ==========

     (b) Non-income producing security.
     (c) Total or partial securities on loan.
     (d) Rates shown are the rates as of March 31, 2005.
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Exact net assets and shares outstanding at March 31, 2005 were $4,966.28 and 307.441, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
68

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       SMALL CAP GROWTH EQUITY PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                             NUMBER
                                           OF SHARES      VALUE
                                          ----------- -------------
COMMON STOCKS - 98.1%
Aerospace - 1.5%
  TIMCO Aviation Services, Inc.(b)               1,750 $       228
  The Titan Corp.(b)                         437,000     7,935,920

                                                       -----------
                                                         7,936,148
                                                       -----------
Air Transportation - 0.8%
  ExpressJet Holdings, Inc.(b)               370,600     4,228,546
                                                       -----------
Broadcasting - 3.0%
  Radio One, Inc. - Class D(b)               476,300     7,025,425
  Spanish Broadcasting Systems, Inc. -
    Class A(b)                               769,000     7,889,940

                                                       -----------
                                                        14,915,365
                                                       -----------
Business Services - 16.1%
  CDI Corp.                                  412,400     9,126,411
  DiamondCluster International, Inc.(b)      501,100     8,067,710
  Digitas, Inc.(b)                        1,133,710     11,450,471
  Global Payments, Inc.                     115,300      7,435,697
  Hiedrick & Struggles International,
    Inc.(b)(c)                              246,234      9,054,023
  Hudson Highland Group, Inc.(b)            360,800      6,166,072
  Labor Ready, Inc.(b)(c)                   175,304      3,269,420
  MPS Group, Inc.(b)                        621,011      6,526,826
  Navigant Consulting, Inc.(b)              476,800     12,983,264
  Watson Wyatt & Co. Holdings               374,300     10,180,960

                                                       -----------
                                                        84,260,854
                                                       -----------
Chemicals - 1.1%
  Agrium, Inc.                              329,300      6,009,725
                                                       -----------
Computer Software & Services - 13.5%
  Advanced Digital Information Corp.(b)     810,300      6,644,460
  Ascential Software Corp.(b)               431,700      7,999,401
  The BISYS Group, Inc.(b)                  376,598      5,905,057
  Borland Software Corp.(b)(c)            1,083,500      8,798,020
  Iomega Corp.(b)                         1,387,200      5,951,088
  Lawson Software(b)                        583,121      3,440,414
  McData Corp. - Class A(b)               1,959,578      7,387,609
  Progress Software(b)                      254,100      6,662,502
  SkillSoft PLC - ADR(b)                  1,053,530      3,876,990
  SonicWALL, Inc.(b)                      1,571,400      7,998,426
  Take-Two Interactive Software,
    Inc.(b)                                  90,900      3,554,190
  Verity, Inc.(b)                           264,700      2,501,415

                                                       -----------
                                                        70,719,572
                                                       -----------
Construction - 1.1%
  Jacobs Engineering Group, Inc.(b)(c)      111,100      5,768,312
                                                       -----------
Electronics - 1.1%
  Integrated Circuit Systems(b)             309,100      5,909,992
                                                       -----------
Entertainment & Leisure - 5.0%
  Argosy Gaming Co.(b)                      101,006      4,638,196
  Orient-Express Hotels Ltd. - Class A      161,200      4,207,320
  Scientific Games Corp. - Class
    A(b)(c)                                 171,000      3,907,350
  Vail Resorts, Inc.(b)                     321,600      8,120,400
  World Wrestling Entertainment, Inc.       448,000      5,376,000

                                                       -----------
                                                        26,249,266
                                                       -----------
Finance - 1.4%
  Affiliated Managers Group, Inc.(b)         51,900      3,219,357
  International Securities Exchange,
    Inc. - Class A(b)                         7,400        192,400

                                             NUMBER
                                           OF SHARES      VALUE
                                          ----------- -------------
COMMON STOCKS (Continued)
Finance (Continued)
  Wright Express Corp.(b)                   233,100    $ 3,986,010

                                                       -----------
                                                         7,397,767
                                                       -----------
Insurance - 0.4%
  Platinum Underwriters Holdings Ltd.        77,100      2,289,870
                                                       -----------
Machinery & Heavy Equipment - 1.7%
  Bucyrus International, Inc. - Class A     121,712      4,754,071
  Flowserve Corp.(b)                        166,400      4,304,768

                                                       -----------
                                                         9,058,839
                                                       -----------
Manufacturing - 3.0%
  Actuant Corp. - Class A(b)                 85,500      3,840,660
  Quanex Corp.                              131,400      7,006,248
  The Warnaco Group, Inc.(b)                200,800      4,827,232

                                                       -----------
                                                        15,674,140
                                                       -----------
Medical & Medical Services - 9.4%
  Accredo Health, Inc.(b)                   252,800     11,226,848
  CryoLife(b)                               875,000      5,416,250
  CTI Molecular Imaging, Inc.(b)            530,800     10,759,316
  Digene Corp.(b)                           174,800      3,627,100
  Digirad Corp.(b)                          371,400      2,878,350
  Exact Sciences Corp.(b)                   647,900      2,313,003
  Noven Pharmaceuticals, Inc.(b)            257,100      4,360,416
  Pediatrix Medical Group, Inc.(b)          105,300      7,222,527
  TLC Vision Corp.(b)                       154,380      1,461,979

                                                       -----------
                                                        49,265,789
                                                       -----------
Medical Instruments & Supplies - 6.5%
  Advanced Medical Optics, Inc.(b)(c)       186,800      6,764,027
  Bruker BioSciences Corp.(b)               435,700      1,533,664
  Charles River Laboratories
    International, Inc.(b)                  132,188      6,218,124
  Hologic, Inc.(b)                          346,075     11,031,141
  IntraLase Corp.(b)                        128,300      2,147,742
  Wright Medical Group, Inc.(b)             267,734      6,425,616

                                                       -----------
                                                        34,120,314
                                                       -----------
Metal & Mining - 2.6%
  Alpha Natural Resources, Inc.(b)          181,600      5,206,472
  Massey Energy Co.                         213,400      8,544,536

                                                       -----------
                                                        13,751,008
                                                       -----------
Motor Vehicles - 0.4%
  Wabash National Corp.                      86,700      2,115,480
                                                       -----------
Oil & Gas - 6.8%
  Airgas, Inc.                              434,100     10,370,649
  Energy Partners Ltd.(b)                   163,000      4,233,110
  KCS Energy, Inc.(b)(c)                    292,300      4,489,728
  Oceaneering International, Inc.(b)        137,900      5,171,250
  Remington Oil & Gas Corp. - Class
    B(b)                                    165,143      5,205,307
  TETRA Technologies, Inc.(b)               218,300      6,208,452

                                                       -----------
                                                        35,678,496
                                                       -----------
Personal Services - 3.8%
  Corinthian Colleges, Inc.(b)(c)           350,900      5,516,148
  Educate, Inc.(b)                           51,400        712,918
  Education Management Corp.(b)              63,600      1,777,620
  Laureate Education, Inc.(b)               275,500     11,788,645

                                                       -----------
                                                        19,795,331
                                                       -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              69

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 SMALL CAP GROWTH EQUITY PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                              NUMBER
                                            OF SHARES       VALUE
                                           ----------- --------------
COMMON STOCKS (Continued)
Pharmaceuticals - 2.1%
  Nabi Biopharmaceuticals(b)                 532,300    $  6,643,104
  Nektar Therapeutics(b)                     181,900       2,535,686
  Par Pharmaceutical Cos., Inc.(b)            58,863       1,968,379

                                                        ------------
                                                          11,147,169
                                                        ------------
Publishing & Printing - 1.2%
  Playboy Enterprises, Inc. - Class B(b)     505,003       6,514,539
                                                        ------------
Restaurants - 1.9%
  AFC Enterprises, Inc.(b)                   263,600       6,724,436
  RARE Hospitality International,
    Inc.(b)                                   38,650       1,193,512
  Texas Roadhouse, Inc.(b)                    78,300       2,198,664

                                                        ------------
                                                          10,116,612
                                                        ------------
Retail Merchandising - 8.2%
  99 Cents Only Stores(b)                    406,100       5,348,337
  Central Garden & Pet Co.(b)                 37,300       1,635,978
  Hot Topic, Inc.(b)                         317,700       6,941,745
  J. Jill Group, Inc.(b)                     492,200       6,772,672
  Reebok International Ltd.(c)               101,700       4,505,310
  Too, Inc.(b)                               459,000      11,323,530
  West Marine, Inc.(b)                       308,500       6,558,710

                                                        ------------
                                                          43,086,282
                                                        ------------
Semiconductors & Related Devices - 2.8%
  Microsemi Corp.(b)                         213,300       3,474,657
  O2Micro International Ltd.(b)              460,000       4,733,400
  Rudolph Technologies, Inc.(b)              384,930       5,797,046

                                                        ------------
                                                          14,005,103
                                                        ------------
Telecommunications - 1.7%
  ADTRAN, Inc.                               368,200       6,495,048
  Syniverse Holdings, Inc.(b)                179,300       2,474,340

                                                        ------------
                                                           8,969,388
                                                        ------------
Transportation - 1.0%
  Werner Enterprises, Inc.                   231,800       4,503,874
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $433,397,062)                                    513,487,781
                                                        ------------
WARRANTS - 0.0%
  MicroStrategy, Inc. (expiring
    06/24/07)                                    638             105
  TIMCO Aviation Services, Inc.
    (expiring 02/28/07)(d)                       692               0

                                                        ------------
TOTAL WARRANTS
  (Cost $6)                                                      105
                                                        ------------

                                                  PAR/SHARES
                                       MATURITY     (000)        VALUE
                                      ---------- ----------- -------------
SHORT TERM INVESTMENTS - 6.0%
  Federal Home Loan Bank, Discount
    Notes
    2.55%                             04/01/05     $ 2,500    $ 2,500,000
  Morgan Stanley, Floating Rate
    Notes
    2.94%(e)(f)                       11/14/05       3,146      3,146,414
  Galileo Money Market Fund                          9,612      9,612,051
  Institutional Money Market Trust(e)               16,203     16,203,152

                                                              -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $31,461,617)                                           31,461,617
                                                              -----------

TOTAL INVESTMENTS IN SECURITIES -  104.1%
  (Cost $464,858,685(a))                 544,949,503
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (4.1)%
  (Including $19,349,566 of payable
  upon return of securities loaned)      (21,630,422)
                                         -----------
NET ASSETS - 100.0%
  (Applicable to 19,749,489
  Institutional shares, 1,920,977
  Service shares, 9,790,116
  Investor A shares, 1,458,738
  Investor B shares and 1,086,808
  Investor C shares)                    $523,319,081
                                        ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
70

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                            VALUE
                                         -----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($314,246,553/19,749,489)              $ 15.91
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
    ($29,273,078/1,920,977)              $ 15.24
                                         =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
   ($145,394,809/9,790,116)              $ 14.85
                                         =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
            ($14.85/0.9425)              $ 15.76
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
    ($19,713,107/1,458,738)              $ 13.51
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
    ($14,691,534/1,086,808)              $ 13.52
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $466,525,795. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $100,359,699
      Gross unrealized depreciation                                      (21,935,991)
                                                                         ------------
                                                                         $78,423,708
                                                                         ============

     (b) Non-income producing security.
     (c) Total or partial securities on loan.
 (d) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2005, this security had a total market value of $0 which represents less than 0.01% of net assets.

 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of March 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              71

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
              GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- ------------
COMMON STOCKS - 96.9%
Germany - 1.2%
Computer Software & Services - 1.2%
  SAP AG - ADR              7,300    $  292,584
                                     ----------
India - 1.3%
Computer Software & Services - 1.3%
  Satyam Computer         33,800        316,210
                                     ----------
Services Ltd.
Indonesia - 0.7%
Telecommunications - 0.7%
  PT Telekomunikasi        6,930        129,867
                                     ----------
Indonesia - ADR
Japan - 2.0%
Machinery & Heavy Equipment - 1.3%
  Hitachi Construction
Machinery Co.
    Ltd.                  11,000        152,103
  Komatsu Ltd.            20,000        150,711

                                     ----------
                                        302,814
                                     ----------
Manufacturing - 0.7%
  Shimadzu Corp.          27,000        161,556
                                     ----------
                                        464,370
                                     ----------
Russia - 0.8%
Telecommunications - 0.8%
  Mobile Telesystems -     5,600        197,064
                                     ----------
ADR
South Korea - 2.3%
Electronics - 2.3%
  Samsung Electronics      1,100        543,772
                                     ----------
Co. Ltd.
Taiwan - 3.6%
Computer & Office Equipment - 1.7%
  Lite-On Technology    196,928         211,892
Corp.
  Quanta Computer, Inc. 123,317         207,055

                                     ----------
                                        418,947
                                     ----------
Electronics - 1.1%
  Hon Hai Precision      56,099         249,281
                                     ----------
Industry Co. Ltd.
Semiconductors & Related Devices -
0.8%
  Taiwan Semiconductor
    Manufacturing Co.   111,621         182,457
                                     ----------
Ltd.
                                        850,685
                                     ----------
United Kingdom - 0.8%
Aerospace - 0.8%
  Meggitt PLC            35,900         178,581
                                     ----------
United States - 84.2%
Aerospace - 2.6%
  Goodrich Corp.          9,700         371,413
  Raytheon Co.            6,300         243,810

                                     ----------
                                        615,223
                                     ----------
Business Services - 2.9%
  Accenture Ltd.(b)      10,900         263,235
  Aquantive, Inc.(b)     15,400         170,478
  Global Payments, Inc.   3,800         245,062

                                     ----------
                                        678,775
                                     ----------
Computer & Office Equipment - 8.6%
  American Power          4,600         120,106
Conversion Corp.
  Apple Computer,         6,000         250,020
Inc.(b)
  Cisco Systems,          8,900         159,221
Inc.(b)
  Computer Associates
International,
    Inc.                  9,731         263,710

                           NUMBER
                         OF SHARES      VALUE
                        ----------- ------------
COMMON STOCKS (Continued)
United States (Continued)
Computer & Office Equipment (Continued)
  Dell, Inc.(b)           9,200      $  353,464
  Hewlett-Packard Co.    10,800         236,952
  International Business Machines
    Corp.                 4,600         420,348
  NCR Corp.(b)            7,500         253,050

                                     ----------
                                      2,056,871
                                     ----------
Computer Software &
Services - 19.7%
  Adobe Systems, Inc.(c)  4,600         308,982
  Ask Jeeves, Inc.(b)(c)  6,000         168,480
  Cadence Design         14,200         212,290
Systems, Inc.(b)
  Citrix Systems,         8,300         197,706
Inc.(b)(c)
  Compuware Corp.(b)
                         35,400         254,880
  DIGI International, Inc.(b)
                          9,300         127,596
  eBay, Inc.(b)(c)        3,600         134,136
  Electronic Arts,        6,700         346,926
Inc.(b)
  EMC Corp.(b)
                         20,100         247,632
  Informatica Corp.(b)
                         26,300         217,501
  iVillage, Inc.(b)      30,000         182,700
  Juniper Networks, Inc.(11,100         244,866
  Microsoft Corp.        19,900         480,983
  OpenTV Corp.(b)        51,100         145,124
  Oracle Corp.(b)        19,500         243,360
  Seagate Technology(b)  12,300         240,465
  Siebel Systems, Inc.(b)19,900         181,687
  Symantec Corp.(b)(c)   11,200         238,896
  TIBCO Software,        16,100         119,945
Inc.(b)
  Yahoo!, Inc.(b)        10,200         345,780

                                     ----------
                                      4,639,935
                                     ----------
Electronics - 5.9%
  Agilent Technologies,   8,500         188,700
Inc.(b)(c)
  Coherent, Inc.(b)       4,300         145,168
  Intel Corp.            17,300         401,879
  Intersil Corp. - Class A
                         12,300         213,036
  National Semiconductor Corp.(c)
                         12,500         257,625
  TTM Technologies, Inc.(17,600         184,096

                                     ----------
                                      1,390,504
                                     ----------
Entertainment & Leisure - 0.7%
  WMS Industries, Inc.(b)(5,800         163,328
                                     ----------
Insurance - 0.8%
  Aetna, Inc.             1,100          82,445
  WellPoint, Inc.(b)
                            800         100,280

                                     ----------
                                        182,725
                                     ----------
Manufacturing - 0.8%
  Powerwave              23,100         178,794
                                     ----------
Technologies, Inc.(b)
Measuring & Controlling
Devices - 1.1%
  KLA-Tencor Corp.(b)(c)
                          5,800         266,858
                                     ----------
Medical & Medical Services - 6.4%
  Biomet, Inc.            6,500         235,950
  Caremark Rx, Inc.(b)    3,300         131,274
  Covance, Inc.(b)        2,900         138,069
  Express Scripts,          900          78,471
Inc.(b)
  LifePoint Hospitals,    1,600          70,144
Inc.(b)
  Medco Health            4,200         208,194
Solutions, Inc.(b)
  Millipore Corp.(b)      3,200         138,880
  Noven Pharmaceuticals, Inc.(b)
                          7,100         120,416

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
72

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
        GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Medical & Medical Services (Continued)
  Triad Hospitals,        3,600      $   180,360
Inc.(b)
  UnitedHealth Group,     2,100          200,298
Inc.

                                     -----------
                                       1,502,056
                                     -----------
Medical Instruments & Supplies -
5.4%
  Alcon, Inc.             2,700          241,083
  Bausch & Lomb, Inc.     1,000           73,300
  Boston Scientific       5,500          161,095
Corp.(b)
  C.R. Bard, Inc.         2,300          156,584
  Cytyc Corp.(b)(c)       6,600          151,866
  DENTSPLY                2,300          125,143
International, Inc.
  Kinetic Concepts,       1,200           71,580
Inc.(b)
  Medtronic, Inc.         2,300          117,185
  St. Jude Medical,       4,600          165,600
Inc.(b)

                                     -----------
                                       1,263,436
                                     -----------
Pharmaceuticals - 8.8%
  Abgenix, Inc.(b)(c)   21,800           152,600
  ARIAD                  5,800            32,480
Pharmaceuticals,
Inc.(b)
  ArQule, Inc.(b)       20,700            97,497
  Chiron Corp.(b)(c)     2,900           101,674
  First Horizon
Pharmaceutical
    Corp.(b)             7,700           129,976
  Forest Laboratories,   4,500           166,275
Inc.(b)
  Genentech, Inc.(b)(c)  8,100           458,541
  ICOS Corp.(b)          7,700           172,942
  InterMune, Inc.(b)     7,300            80,300
  Novartis AG - ADR      4,600           215,188
  OSI Pharmaceuticals,     900            37,206
Inc.(b)
  Sanofi-Aventis - ADR   2,800           118,552
  Shire Pharmaceuticals
Group PLC -
    ADR                  3,800           130,264
  Transkaryotic          7,200           179,748
Therapies, Inc.(b)

                                     -----------
                                       2,073,243
                                     -----------
Semiconductors & Related Devices -
12.6%
  Analog Devices, Inc.   7,500           271,050
  Applied Materials,    21,400           347,750
Inc.(b)
  Broadcom Corp. -       4,800           143,616
Class A(b)
  Caliper Life          12,200            78,690
Sciences, Inc.(b)
  International          3,400           154,700
Rectifier Corp.(b)
  Lam Research Corp.(b)  7,600           219,336
  Linear Technology      5,900           226,029
Corp.
  Maxim Integrated       5,100           208,437
Products, Inc.
  MEMC Electronic       13,300           178,885
Materials, Inc.(b)
  Novellus Systems,      9,300           248,589
Inc.(b)(c)
  NVIDIA Corp.(b)        5,500           130,680
  Texas Instruments,     9,400           239,606
Inc.

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Semiconductors & Related Devices (Continued)
  Varian Semiconductor
Equipment
    Associates, Inc.(b)  5,900       $   224,259
  Xilinx, Inc.          10,200           298,146

                                     -----------
                                       2,969,773
                                     -----------
Telecommunications - 7.9%
  ADTRAN, Inc.(c)        9,900           174,636
  Alamosa Holdings,     16,700           194,889
Inc.(b)
  Avaya, Inc.(b)        13,100           153,008
  Comverse Technology,  12,600           317,772
Inc.(b)(c)
  Harris Corp.           9,400           306,910
  Nextel                 6,800           193,256
Communications, Inc.(b)
  Qualcomm, Inc.         6,600           241,890
  Scientific-Atlanta,    9,600           270,912
Inc.

                                     -----------
                                       1,853,273
                                     -----------
                                      19,834,794
                                     -----------
TOTAL COMMON STOCKS
  (Cost $20,881,777)                  22,807,927
                                     -----------

                                                  PAR/SHARES
                                       MATURITY     (000)
                                      ---------- -----------
SHORT TERM INVESTMENTS - 17.1%
  Morgan Stanley, Floating Rate
    Notes
    2.95%(d)(e)                       11/14/05      $  161      160,845
  Galileo Money Market Fund                            366      365,775
  Institutional Money Market Trust(e)                3,505    3,504,656

                                                              ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,031,276)                                           4,031,276
                                                              ---------

TOTAL INVESTMENTS IN SECURITIES -
114.0%
  (Cost $24,913,053(a))                    26,839,203
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (14.0)%
  (Including $3,665,501 of payable
  upon return of securities loaned)        (3,288,707)
                                           ----------
NET ASSETS - 100.0%
  (Applicable to 171,977 Institutional
  shares, 14,438 Service shares,
  1,636,930 Investor A shares,
  2,018,012 Investor B shares and
  506,547 Investor C shares)             $ 23,550,496
                                         ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              73

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
        GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                            VALUE
                                         ----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
       ($971,996/171,977)                  $ 5.65
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
         ($80,530/14,438)                  $ 5.58
                                           ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
   ($9,048,365/1,636,930)                  $ 5.53
                                           ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
           ($5.53/0.9425)                  $ 5.87
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($10,750,822/2,018,012)                  $ 5.33
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
     ($2,698,783/506,547)                  $ 5.33
                                           ======

-------------------

 (a) Cost for Federal income tax purposes is $25,019,998. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $2,472,105
      Gross unrealized depreciation                                      (652,900)
                                                                       ----------
                                                                       $1,819,205
                                                                       ==========

     (b) Non-income producing security.
     (c) Total or partial securities on loan.
     (d) Rates shown are the rates as of March 31, 2005.
 (e) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
74

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           GLOBAL RESOURCES PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS - 96.7%
Canada - 26.1%
Banks - 0.0%
  Quest Capital              61,000  $     92,772
                                     ------------
Corp.(b)
Energy & Utilities - 0.1%
  Tusk Energy Corp.(c)     300,846      1,074,228
                                     ------------
Metal & Mining - 6.4%
  AXMIN, Inc.(b)        2,581,000       1,066,661
  Bema Gold Corp.(b)      250,000         670,000
  Canico Resource         450,000       5,631,277
Corp.(b)
  Crystallex            2,600,000       9,123,283
International Corp.(b)
  Fording Canadian Coal   163,447      15,017,510
Trust(d)
  Gateway Gold Corp.(b)   475,617         452,089
  Gold Reserve, Inc.(b) 1,000,000       3,900,000
  Mag Silver Corp.(b)   1,512,010       1,324,735
  Mena Resources,          20,000           9,423
Inc.(b)
  Minefinders Corp.       250,000       1,670,000
Ltd.(b)
  Nevsun Resources      1,554,800       3,405,563
Ltd.(b)
  NovaGold Resources,     691,418       5,745,684
Inc.(b)
  Radius Gold, Inc.(b)    569,700         687,492
  Romarco Minerals,       223,000          45,158
Inc.(b)
  Southwestern            566,900       4,521,705
Resources Corp.(b)
  St. Jude Resources    1,096,400       1,812,456
Ltd.(b)
  Stratagold Corp.(b)   1,000,000         384,345
  Sunridge Gold           870,700         662,102
Corp.(b)
  Virginia Gold Mines,    823,100       3,340,431
Inc.(b)
  X-Cal Resources       1,755,500         435,302
Ltd.(b)

                                     ------------
                                       59,905,216
                                     ------------
Motor Vehicles - 0.2%
  Westport Innovations,   959,500       1,419,602
                                     ------------
Inc.(b)
Oil & Gas - 19.2%
  Accrete Energy,          13,690          82,603
Inc.(b)
  Argo Energy Ltd.(b)     435,500       1,148,279
  Baytex Energy Trust   1,312,748      16,178,099
  Blizzard Energy,        242,700         587,768
Inc.(b)
  Bow Valley Energy       634,600       1,195,922
Ltd.(b)
  C1 Energy Ltd.(b)       647,099       1,310,404
  Capitol Energy          869,774         733,289
Resources Ltd.(b)
  Chamaelo Energy,        260,900       1,418,954
Inc.(b)
  Cinch Energy Corp.(b)   601,320       1,217,700
  Compton Petroleum     1,171,300      11,762,859
Corp.(b)
  Crew Energy, Inc.(b)    894,615       8,222,605
  Cyries Energy,           69,096         569,970
Inc.(b)
  Delphi Energy           497,600       1,324,356
Corp.(b)
  Drillers Technology     200,000         247,965
Corp.(b)
  Endev Energy, Inc.(b) 1,538,300       1,958,079
  Esprit Energy Trust -   733,525       7,590,803
Class A
  Fairborne Energy        317,020       3,558,401
Ltd.(b)
  Galleon Energy, Inc.  1,096,142       8,924,246
- Class A(b)(c)
  Hawker Resources,       185,667         728,948
Inc.(b)
  KICK Energy Ltd.(b)     219,700       1,198,512
  Lightning Energy        890,966       3,461,206
Ltd.(b)
  Masters Energy,          27,741          77,960
Inc.(b)
  Midnight Oil            550,300       1,823,948
Exploration Ltd.(b)
  Mustang Resources,
Inc. - Class
    A(b)                  370,600       2,756,871
  Niko Resources Ltd.     246,500      12,721,792
  Oilexco, Inc.(b)      1,498,900       3,716,742
  Pacific Rodera          990,200         990,323
Energy, Inc.(b)
  Paramount Resources
Ltd. - Class
    A                     408,900      10,473,868
  Penn West Petroleum     642,800      42,557,573
Ltd.
  Precision Drilling      156,000      11,646,960
Corp.(b)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Canada (Continued)
Oil & Gas (Continued)
  ProEx Energy Ltd.(b)     69,096    $    576,823
  ProspEx Resources Ltd.1,504,120       4,450,758
  Purcell Energy          735,620       1,471,422
Ltd.(b)
  Real Resources, Inc.(b) 200,000       2,273,009
  Technicoil Corp.(b)     753,100       1,867,422
  Tempest Energy Corp.    357,600       1,995,123
- Class A(b)
  Thunder Energy,         730,132       4,767,569
Inc.(b)
  True Energy, Inc.(b)    753,735       2,822,184
  West Energy Ltd.(b)       2,735          11,665

                                     ------------
                                      180,422,980
                                     ------------
Transportation - 0.2%
  Railpower               360,600       1,806,204
                                     ------------
Technologies Corp.(b)
                                      244,721,002
                                     ------------
Netherlands - 0.7%
Transportation - 0.7%
  Koninklijke (Royal)
P&O Nedlloyd
    NV(b)                 125,000       7,042,459
                                     ------------
Norway - 0.7%
Transportation - 0.7%
  Stolt-Nielsen SA(b)     170,000       6,111,428
                                     ------------
United Kingdom - 1.2%
Oil & Gas - 1.2%
  Expro International     563,941       4,619,498
Group PLC
  Tullow Oil PLC        1,244,198       4,084,945
  Venture Production PLC(b)
                          514,729       2,594,509

                                     ------------
                                       11,298,952
                                     ------------
United States - 68.0%
Conglomerates - 2.6%
  Stolt-Nielsen           676,100      24,238,185
                                     ------------
SA(b)(d)
Energy & Utilities -
1.4%
  KFX, Inc.(b)(d)         393,400       5,271,560
  Longview Energy          85,400       1,281,000
Co.(c)
  McDermott               336,600       6,371,838
International, Inc.(b)

                                     ------------
                                       12,924,398
                                     ------------
Finance - 0.1%
  NGP Capital Resources    64,500       1,037,160
                                     ------------
Co.
Manufacturing - 2.1%
  Maverick Tube           460,100      14,957,851
Corp.(b)
  NS Group, Inc.(b)       150,000       4,711,500

                                     ------------
                                       19,669,351
                                     ------------
Metal & Mining - 21.8%
  Alpha Natural            27,500         788,425
Resources, Inc.(b)
  Arch Coal, Inc.(d)      856,300      36,829,463
  Coeur d'Alene Mines     500,000       1,835,000
Corp.(b)
  CONSOL Energy,        1,231,600      57,909,832
Inc.(d)
  Massey Energy Co.(d)  1,148,400      45,981,936
  Peabody Energy Corp.  1,282,000      59,433,520
  Randgold Resources      200,000       2,472,000
Ltd.(b)

                                     ------------
                                      205,250,176
                                     ------------
Oil & Gas - 40.0%
  Atlas America,           12,764         461,674
Inc.(b)(d)
  BJ Services Co.         478,600      24,829,768
  Brigham Exploration      81,900         755,937
Co.(b)
  CanArgo Energy        5,024,200       6,581,702
Corp.(b)
  Clayton Williams        321,130       8,317,267
Energy, Inc.(b)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              75

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     GLOBAL RESOURCES PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
United States (Continued)
Oil & Gas (Continued)
  Comstock Resources,      120,300   $  3,457,422
Inc.(b)(d)
  Cross Timbers Royalty      2,490         97,359
Trust
  Denbury Resources,       273,800      9,645,974
Inc.(b)
  Diamond Offshore         333,400     16,636,660
Drilling, Inc.
  The Exploration          282,200      1,620,958
Co.(b)
  Global Industries,       189,496      1,781,262
Inc.(b)
  Grey Wolf, Inc.(b)(d)    471,900      3,105,102
  Halliburton Co.(d)       390,000     16,867,500
  Hanover Compressor       250,000      3,017,500
Co.(b)(d)
  Matador Resources         97,846      1,320,921
Co.(c)
  Nabors Industries        346,500     20,492,010
Ltd.(b)
  Newfield Exploration     521,962     38,760,898
Co.(b)
  Newpark Resources,       500,000      2,945,000
Inc.(b)
  Noble Corp.               90,700      5,098,247
  Parallel Petroleum       192,300      1,413,405
Corp.(b)
  Patterson-UTI Energy,  1,272,408     31,835,648
Inc.
  Penn Virginia            560,000     25,704,000
Corp.(d)
  Petrohawk Energy          12,706        133,159
Corp.(b)(d)
  Pioneer Drilling         176,000      2,423,520
Co.(b)
  Pioneer Natural          379,200     16,199,424
Resources Co.
  Plains Exploration &
Production
    Co.(b)               1,137,505     39,698,924
  Pride International,     200,000      4,968,000
Inc.(b)
  Rowan Cos., Inc.         266,500      7,976,345
  Transocean, Inc.(b)      420,800     21,654,368
  Treasure Island          507,439        461,769
Royalty Trust(b)
  Universal Compression
Holdings,
    Inc.(b)                 35,200      1,333,024
  Vintage Petroleum,       866,100     27,247,506
Inc.
  Weatherford              301,100     17,445,734
International
Ltd.(b)(d)
  Western Gas              321,300     11,068,785
Resources, Inc.

                                     ------------
                                      375,356,772
                                     ------------
Waste Management - 0.0%
  Republic Resources,       28,750          1,725
                                     ------------
Inc.(b)
                                      638,477,767
                                     ------------
TOTAL COMMON STOCKS
  (Cost $538,661,148)                 907,651,608
                                     ------------
WARRANTS - 0.0%
  Cinch Energy Corp.
    (expiring
    07/11/05)(c)           751,650         62,128
  Nevsun Resources
    Ltd. (expiring
    07/07/05)              250,000          2,066
  Oilexco, Inc.
    (expiring 07/11/05)    118,775        175,730
  Purcell Energy Ltd.
    (expiring
    07/07/05)(c)           735,620        182,408
  Westport
    Innovations, Inc.
    (expiring 07/11/05)     92,850         25,326

                                     ------------
TOTAL WARRANTS
  (Cost $0)                               447,658
                                     ------------

                                      PAR/SHARES
                           MATURITY     (000)         VALUE
                          ---------- ----------- --------------
SHORT TERM INVESTMENTS - 16.8%
  Morgan Stanley, Floating Rate
    Notes
       2.94%(e)(f)        11/14/05    $  5,102    $  5,101,902
  U.S. Treasury Bills
       2.33%              04/07/05      28,000      27,989,127
       2.59%              04/07/05       2,000       1,999,135
  Galileo Money Market Fund              8,873       8,872,851
  Institutional Money Market           114,172     114,172,428
Trust(e)

                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $158,135,444)                              158,135,443
                                                  ------------

TOTAL INVESTMENTS IN SECURITIES -
113.5%
  (Cost $696,796,592(a))               1,066,234,709
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (13.5)%
  (including $119,274,330 of
  payable upon return of securities
  loaned)                              (126,809,844)
                                       -------------
NET ASSETS -  100.0%
  (Applicable to 464,645
  Institutional shares, 12,036,430
  Investor A shares, 1,811,481
  Investor B shares and 3,257,473
  Investor C shares outstanding)       $939,424,865
                                       =============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
      ($26,594,960/464,645)              $ 57.24
                                         =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($658,699,655/12,036,430)              $ 54.73
                                         =======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
            ($54.73/0.9425)              $ 58.07
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
    ($90,876,831/1,811,481)              $ 50.17
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
   ($163,253,420/3,257,473)              $ 50.12
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $697,027,792. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $383,581,213
      Gross unrealized depreciation                                       (14,374,295)
                                                                         ------------
                                                                         $369,206,918
                                                                         ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
76

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     GLOBAL RESOURCES PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

     (b) Non-income producing security.
  (c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2005, this security had a total market value of $12,844,931 which represents  less than 1.4% of net assets.
     (d) Total or partial securities on loan.
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of March 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              77

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       ALL-CAP GLOBAL RESOURCES PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS - 89.6%

Australia - 5.4%

Metal & Mining - 4.1%
  BHP Billiton Ltd. -   13,800       $   386,124
ADR
  Macarthur Coal Ltd.   56,900           294,900

                                     -----------
                                         681,024
                                     -----------
Oil & Gas - 1.3%
  Santos Ltd.           32,300           224,871
                                     -----------
                                         905,895
                                     -----------
Austria - 1.7%

Oil & Gas - 1.7%
  OMV AG                   900           286,689
                                     -----------
Canada - 9.5%

Metal & Mining - 1.5%
  Teck Cominco Ltd.      6,700           248,374
                                     -----------
Oil & Gas - 8.0%
  Canadian Natural       4,000           226,011
Resources Ltd.
  Compton Petroleum      2,000            20,085
Corp.(b)
  Galleon Energy, Inc.  15,949           129,849
- Class A(b)
  Husky Energy, Inc.     5,800           174,165
  Nexen, Inc.            1,400            59,016
  Pason Systems, Inc.    2,000            62,570
  Penn West Petroleum    2,800           185,378
Ltd.
  Petro Canada           2,600           150,969
  Talisman Energy, Inc.  9,800           334,670
- ADR

                                     -----------
                                       1,342,713
                                     -----------
                                       1,591,087
                                     -----------
China - 2.5%

Metal & Mining - 1.7%
  Yanzhou Coal Mining -  4,200           287,112
                                     -----------
ADR
Oil & Gas - 0.8%
  Petrochina Co. Ltd. -  2,000           126,440
                                     -----------
ADR
                                         413,552
                                     -----------
Denmark - 0.3%

Oil & Gas - 0.3%
  A P Moller - Maersk        5            46,666
                                     -----------
A/S
France - 1.4%

Oil & Gas - 1.4%
  Total SA - ADR(c)      2,000           234,460
                                     -----------
Netherlands - 1.9%

Oil & Gas - 1.9%
  Core Laboratories      2,400            61,608
NV(b)
  SBM Offshore NV        4,000           254,731

                                     -----------
                                         316,339
                                     -----------
Norway - 3.1%

Oil & Gas - 3.1%
  Statoil ASA - ADR     22,600           387,364
  Stolt Offshores SA(b) 16,500           127,779

                                     -----------
                                         515,143
                                     -----------
United Kingdom - 4.8%

Metal & Mining - 1.5%
  Rio Tinto PLC - ADR    2,000           259,500
                                     -----------
Oil & Gas - 3.3%
  BG Group PLC - ADR     5,800           228,520

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Oil & Gas (Continued)
  Cairn Energy PLC(b)
                        14,600       $   320,852

                                     -----------
                                         549,372
                                     -----------
                                         808,872
                                     -----------
United States - 59.0%
Conglomerates - 1.5%
  Stolt-Nielsen SA(b)    7,700           276,045
                                     -----------
Energy & Utilities - 1.6%
  McDermott International, Inc.(b)
                        13,800           261,234
                                     -----------
Machinery & Heavy Equipment - 1.2%
  FMC Technologies, Inc.(6,700           222,306
                                     -----------
Metal & Mining - 15.9%
  Arch Coal, Inc.        8,900           382,789
  CONSOL Energy, Inc.
                         8,900           418,478
  Goldcorp, Inc.         3,800            53,998
  Massey Energy Co.     13,800           552,552
  Natural Resource Partners LP
                         4,000           213,880
  Newmont Mining Corp.   2,800           118,300
  Pan American Silver   10,900           172,820
Corp.(b)
  Peabody Energy Corp.   9,600           445,056
  Silver Standard       13,800           159,804
Resources(b)
  Wheaton River         42,500           150,875
Minerals Ltd.(b)

                                     -----------
                                       2,668,552
                                     -----------
Oil & Gas - 38.8%
  BP PLC                 2,800           174,720
  Burlington Resources, Inc.
                         4,800           240,336
  Canadian Natural Resources
                         1,800           102,276
  Chesapeake Energy Corp.(c)
                        10,900           239,146
  Double Eagle Petroleum Co.(b)
                        16,500           340,890
  Encana Corp.           4,000           281,680
  ENSCO International, Inc.
                         7,700           289,982
  EOG Resources, Inc.(c) 9,400           458,156
  Exxon Mobil Corp.      5,800           345,680
  Hydril(b)
                         4,000           233,640
  Nabors Industries Ltd.(2,000           118,280
  National-Oilwell,      4,839           225,981
Inc.(b)
  Newfield Exploration Co.(b)
                         4,000           297,040
  Noble Corp.
                         5,800           326,018
  Noble Energy, Inc.(c)  4,000           272,080
  Patterson-UTI Energy, Inc.(c)
                         4,000           100,080
  Pioneer Natural Resourc4,800           205,056
  Rowan Cos., Inc.       4,000           119,720
  Royal Dutch Petroleum Co.(c)
                         4,000           240,160
  Schlumberger Ltd.        900            63,432
  Smith International, Inc.
                         2,000           125,460
  Suncor Energy, Inc.    6,700           269,407
  Transocean,            7,700           396,242
Inc.(b)(c)
  Unocal Corp.
                         5,800           357,802
  Vintage Petroleum, Inc 5,100           160,446
  Weatherford International Ltd.(b)
                         4,800           278,112
  XTO Energy, Inc.       7,733           253,952

                                     -----------
                                       6,515,774
                                     -----------
                                       9,943,911
                                     -----------
TOTAL COMMON STOCKS
  (Cost $15,231,443)                  15,062,614
                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
78

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 ALL-CAP GLOBAL RESOURCES PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                      PAR/SHARES
                           MATURITY     (000)        VALUE
                          ---------- ----------- ------------
SHORT TERM INVESTMENTS - 20.7%
  Morgan Stanley, Floating Rate
    Notes
       2.94%(d)(e)        11/14/05      $   83    $   83,189
  U.S. Treasury Bills
       2.59%              04/07/05       1,100     1,099,525
       2.62%              05/12/05       1,000       997,016
  Institutional Money Market             1,308     1,308,111
Trust(e)

                                                  ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,487,841)                                3,487,841
                                                  ----------

TOTAL INVESTMENTS IN SECURITIES -  110.3%
  (Cost $18,719,284(a))                      18,550,455
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (10.3)%
  (including $1,391,300 of payable
  upon return of securities loaned and
  $1,318,954 of investments purchased
  payable)                                   (1,735,895)
                                             ----------
NET ASSETS - 100.0%
  (Applicable to 512,946 Institutional
  shares, 10 Service shares, 790,402
  Investor A shares, 129,023 Investor B
  shares and 241,161 Investor C
  shares)                                  $ 16,814,560
                                           ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($5,151,102/512,946)                      $ 10.04
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
             ($100/10)(f)                   $ 10.04
                                            =======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($7,944,718/790,402)                      $ 10.05
                                            =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
       ($10.05/0.9425)                      $ 10.66
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($1,295,943/129,023)                      $ 10.04
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR C SHARE
  ($2,422,697/241,161)                      $ 10.05
                                            =======

-------------------

 (a) Cost for Federal income tax purposes is $18,724,631. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $ 158,256
      Gross unrealized depreciation                                    (332,432)
                                                                      ---------
                                                                      $(174,176)
                                                                      =========

     (b) Non-income producing security.
     (c) Total or partial securities on loan.
     (d) Rates shown are the rates as of March 31, 2005.
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Exact net assets and shares outstanding at March 31, 2005 were $100.41 and 10.000, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              79

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           HEALTH SCIENCES PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                             NUMBER
                                           OF SHARES       VALUE
                                          ----------- --------------
COMMON STOCKS - 83.7%
Insurance - 3.8%
  Aetna, Inc.                               32,540     $  2,438,873
  WellPoint, Inc.(b)                        21,718        2,722,351

                                                       ------------
                                                          5,161,224
                                                       ------------
Manufacturing - 2.9%
  Roche Holding Ltd.                        73,800        3,968,942
                                                       ------------
Medical & Medical Services - 20.5%
  Amgen, Inc.(b)                            42,720        2,486,731
  Baxter International, Inc.                51,850        1,761,863
  Caremark Rx, Inc.(b)                    106,370         4,231,400
  Community Health Systems, Inc.(b)        53,430         1,865,241
  Covance, Inc.(b)                         33,900         1,613,979
  Express Scripts, Inc.(b)                 11,243           980,277
  Kindred Healthcare, Inc.(b)              20,800           730,080
  LifePoint Hospitals, Inc.(b)             16,700           732,128
  Martek Biosciences Corp.(b)(c)           11,530           670,931
  Medco Health Solutions, Inc.(b)          40,520         2,008,576
  Millipore Corp.(b)                       22,700           985,180
  Omnicare, Inc.                           19,500           691,275
  STERIS Corp.(b)                          96,450         2,435,362
  Triad Hospitals, Inc.(b)                 21,800         1,092,180
  UnitedHealth Group, Inc.                 49,000         4,673,620
  Universal Health Services, Inc.          24,990         1,309,476

                                                       ------------
                                                         28,268,299
                                                       ------------
Medical Instruments & Supplies - 17.9%
  Aspect Medical Systems, Inc.(b)          84,981         1,834,740
  Bausch & Lomb, Inc.                      13,400           982,220
  Beckman Coulter, Inc.(c)                  9,700           644,565
  Becton, Dickinson & Co.                  47,820         2,793,644
  C.R. Bard, Inc.                          38,410         2,614,953
  Cytyc Corp.(b)(c)                       101,500         2,335,515
  DENTSPLY International, Inc.             37,910         2,062,683
  Diagnostic Products Corp.                20,540           992,082
  DJ Orthopedics, Inc.(b)                  35,740           895,287
  Guidant Corp.                            23,300         1,721,870
  Idenix Pharmaceuticals, Inc.(b)(c)       19,500           387,075
  Kinetic Concepts, Inc.(b)                26,440         1,577,146
  Medtronic, Inc.                          12,860           655,217
  Merit Medical Systems, Inc.(b)          111,200         1,333,288
  St. Jude Medical, Inc.(b)                22,080           794,880
  Symmetry Medical, Inc.(b)                50,000           951,000
  Zimmer Holdings, Inc.(b)(c)              25,100         1,953,031

                                                       ------------
                                                         24,529,196
                                                       ------------
Pharmaceuticals - 38.6%
  Abbott Laboratories                      92,750         4,324,005
  Abgenix, Inc.(b)(c)                     312,800         2,189,600
  Alexion Pharmaceuticals, Inc.(b)        114,780         2,486,709
  Alkermes, Inc.(b)                        75,050           779,019
  Allergan, Inc.(c)                        18,830         1,308,120
  Arena Pharmaceuticals, Inc.(b)           90,000           454,500
  ARIAD Pharmaceuticals, Inc.(b)          106,740           597,744
  ArQule, Inc.(b)                          35,434           166,894
  AstraZeneca PLC - ADR                    28,030         1,108,026
  BioMarin Pharmaceutical, Inc.(b)        295,470         1,521,670
  Bristol-Myers Squibb Co.(c)              67,660         1,722,624
  Cardiome Pharma Corp.(b)                105,500           654,100
  Gene Logic, Inc.(b)                     391,580         1,229,561
  Genentech, Inc.(b)                      103,500         5,859,135
  Human Genome Sciences, Inc.(b)(c)            20               184
  ICOS Corp.(b)                           105,990         2,380,535

                                             NUMBER
                                           OF SHARES       VALUE
                                          ----------- --------------
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
  InterMune, Inc.(b)                      111,700      $  1,228,700
  iShares Dow Jones U.S. Healthcare
    Sector Index Fund                      36,990         2,162,066
  iShares Nasdaq Biotechnology Index
    Fund(b)                                    40             2,549
  IVAX Corp.(b)                            43,527           860,529
  Merck & Co., Inc.                        48,200         1,560,234
  Momenta Pharmaceuticals, Inc.(b)        209,440         1,773,957
  Novartis AG - ADR                       113,700         5,318,886
  OSI Pharmaceuticals, Inc.(b)             28,450         1,176,123
  Pfizer, Inc.                             56,759         1,491,059
  Sanofi-Aventis - ADR(c)                  62,240         2,635,242
  Shire Pharmaceuticals Group PLC -
    ADR                                    80,250         2,750,970
  Threshold Pharmaceuticals, Inc.(b)(c)   104,000           622,960
  Transkaryotic Therapies, Inc.(b)        119,110         2,973,581
  Trimeris, Inc.(b)                         5,030            56,638
  Vertex Pharmaceuticals, Inc.(b)          56,490           528,746
  Wyeth                                    24,200         1,020,756

                                                       ------------
                                                         52,945,422
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $102,174,363)
                                                        114,873,083
                                                       ------------

                                                  PAR/SHARES
                                       MATURITY     (000)
                                      ---------- -----------
SHORT TERM INVESTMENTS - 16.3%
  Federal Home Loan Bank, Discount
    Notes
    2.55%                             04/01/05     $ 4,500     4,500,000
  Morgan Stanley, Floating Rate
    Notes
    2.95%(d)(e)                       11/14/05         745       745,286
  Galileo Money Market Fund                          6,802     6,801,886
  Institutional Money Market Trust(e)               10,270    10,270,254

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $22,317,426)                                          22,317,426
                                                              ----------

TOTAL INVESTMENTS IN
  SECURITIES -  100.0%
  (Cost $124,491,789(a))                   $137,190,509
                                           ============

-------------------

 (a) Cost for Federal income tax purposes is $125,653,398. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $14,453,438
      Gross unrealized depreciation                                       (2,916,327)
                                                                         -----------
                                                                         $11,537,111
                                                                         ===========

     (b) Non-income producing security.
     (c) Total or partial securities on loan.
     (d) Rates shown are the rates as of March 31, 2005.
 (e) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
80

                                BLACKROCK FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                           HEALTH SCIENCES PORTFOLIO

MARCH 31, 2005(UNAUDITED)

ASSETS
 Investments at value (Cost $124,491,789)................................     $  137,190,509
 Cash ...................................................................          2,726,806
 Dividends receivable ...................................................            191,335
 Interest receivable ....................................................             12,478
 Investments sold receivable ............................................          5,979,441
 Capital shares sold receivable .........................................          1,071,573
 Prepaid expenses .......................................................             72,304
                                                                              --------------
    TOTAL ASSETS ........................................................        147,244,446
                                                                              --------------
LIABILITIES
 Payable upon return of securities loaned ...............................         11,015,540
 Investments purchased payable ..........................................            753,435
 Capital shares redeemed payable ........................................            518,091
 Advisory fees payable ..................................................             85,447
 Administrative fees payable ............................................             23,504
 Transfer agent fees payable ............................................             67,750
 Other accrued expenses payable .........................................            120,217
 Foreign taxes payable ..................................................             15,828
                                                                              --------------
    TOTAL LIABILITIES ...................................................         12,599,812
                                                                              --------------
NET ASSETS (Applicable to 211,938 Institutional shares, 5 Service shares,
 3,726,544 Investor A shares, 1,522,016 Investor B shares and
 1,343,009 Investor C shares outstanding) ...............................     $  134,644,634
                                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER INSTITUTIONAL SHARE ($4,301,963/211,938)............................     $        20.30
                                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SERVICE SHARE ($99/5)(a)............................................     $        20.06
                                                                              ==============
NET ASSET VALUE AND REDEMPTION PRICE
 PER INVESTOR A SHARE ($74,681,630/3,726,544)............................     $        20.04
                                                                              ==============
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($20.04/0.9425)..............     $        21.26
                                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 (subject to a maximum contingent deferred sales charge of 4.5%)
 PER INVESTOR B SHARE ($29,598,816/1,522,016)............................     $        19.45
                                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 (subject to a maximum contingent deferred sales charge of 1.0%)
 PER INVESTOR C SHARE ($26,062,126/1,343,009)............................     $        19.41
                                                                              ==============

---------
(a) Exact net assets and shares outstanding at March 31, 2005 were $98.81 and
    4.926, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       81

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          U.S. OPPORTUNITIES PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- ------------
COMMON STOCKS - 99.2%
Advertising - 0.8%
  Advo, Inc.              20,500     $  767,725
                                     ----------
Aerospace - 2.3%
  Goodrich Corp.          32,600      1,248,254
  Teledyne                28,000        876,400
Technologies, Inc.(b)

                                     ----------
                                      2,124,654
                                     ----------
Banks - 3.4%
  City National Corp.      9,700        677,254
  Colonial BancGroup,     36,300        744,876
Inc.
  Compass Bancshares,     12,800        581,120
Inc.
  Franklin Bank           33,500        577,875
Corp.(b)
  Sterling Bancorp        25,200        611,604

                                     ----------
                                      3,192,729
                                     ----------
Business Services - 6.9%
  Alliance Data Systems   11,800        476,719
Corp.(b)
  Aquantive, Inc.(b)      58,100        643,167
  Cohen & Steers, Inc.    40,700        671,550
  The Dun & Bradstreet    10,000        614,500
Corp.(b)
  Global Payments, Inc.   18,900      1,218,861
  Korn/Ferry              37,600        715,528
International(b)
  Manpower, Inc.          15,000        652,800
  Navigant Consulting,    52,300      1,424,129
Inc.(b)

                                     ----------
                                      6,417,254
                                     ----------
Chemicals - 2.7%
  Church & Dwight Co.,    14,000        496,580
Inc.
  The Lubrizol Corp.      17,000        690,880
  Lyondell Chemical Co.   17,500        488,600
  Olin Corp.              38,700        863,010

                                     ----------
                                      2,539,070
                                     ----------
Computer Software & Services - 3.8%
  Citrix Systems,         30,000        714,600
Inc.(b)(c)
  Computer Sciences        8,300        380,555
Corp.(b)(c)
  Informatica Corp.(b)    65,100        538,377
  Interwoven, Inc.(b)     64,500        502,455
  Salesforce.Com,         34,000        509,660
Inc.(b)
  SI International,       18,500        511,155
Inc.(b)
  TIBCO Software,         58,700        437,315
Inc.(b)

                                     ----------
                                      3,594,117
                                     ----------
Construction - 2.9%
  Beacon Roofing          26,700        584,330
Supply, Inc.(b)
  Hovanian Enterprises,   10,700        545,700
Inc.(b)
  Pulte Homes, Inc.(c)     8,200        603,766
  Washington Group
International,
    Inc.(b)               21,000        944,790

                                     ----------
                                      2,678,586
                                     ----------
Containers - 1.2%
  Pactiv Corp.(b)         30,600        714,510
  Smurfit-Stone           24,000        371,280
Container Corp.(b)

                                     ----------
                                      1,085,790
                                     ----------
Electronics - 1.4%
  Amphenol Corp.          24,300        900,072
  Intersil Corp. -        25,000        433,000
Class A

                                     ----------
                                      1,333,072
                                     ----------
Energy & Utilities - 7.1%
  Atmos Energy Corp.      20,500        553,500

                           NUMBER
                         OF SHARES      VALUE
                        ----------- ------------
COMMON STOCKS (Continued)
Energy & Utilities (Continued)
  Equitable Resources,    12,400     $  712,256
Inc.
  Magnum Pete, Inc.(b)    63,800      1,027,818
  MDU Resources Group,    33,800        933,556
Inc.
  PPL Corp.               18,100        977,219
  Sempra Energy
                          15,200        605,568
  St. Mary Land & Exploration Co.
                          15,000        750,750
  UGI Corp.               23,000      1,044,660

                                     ----------
                                      6,605,327
                                     ----------
Entertainment & Leisure
- 5.6%
  Gaylord Entertainment   20,400        824,160
Co.(b)
  Hilton Hotels Corp.     38,700        864,945
  Kerzner International Ltd.(b)
                          10,300        630,669
  Penn National Gaming, Inc.(b)
                          14,600        428,948
  Scientific Games Corp. - Class
    A(b)(c)               19,300        441,005
  Station Casinos, Inc.   20,500      1,384,775
  WMS Industries,         22,500        633,600
Inc.(b)(c)

                                     ----------
                                      5,208,102
                                     ----------
Finance - 1.8%
  CapitalSource,          22,400        515,200
Inc.(b)
  T. Rowe Price Group,    19,900      1,181,662
Inc.

                                     ----------
                                      1,696,862
                                     ----------
Food & Agriculture - 2.0%
  Ralcorp Holdings, Inc.  26,700      1,264,245
  Smithfield Foods,       20,000        631,000
Inc.(b)

                                     ----------
                                      1,895,245
                                     ----------
Insurance - 2.7%
  Aspen Insurance Holdings Ltd.
                          18,600        468,906
  Assurant, Inc.
                          35,100      1,182,870
  Endurance Specialty Holdings Ltd.
                          12,500        473,000
  The PMI Group,          11,700        444,717
Inc.(c)

                                     ----------
                                      2,569,493
                                     ----------
Machinery & Heavy
Equipment - 2.0%
  Bucyrus                 15,700        613,242
International, Inc. -
Class A
  Joy Global, Inc.        35,250      1,235,865

                                     ----------
                                      1,849,107
                                     ----------
Manufacturing - 4.3%
  Gardner Denver, Inc.(b) 18,600        734,886
  ITT Industries, Inc.     5,500        496,320
  Kaydon Corp.            23,500        737,900
  Polo Ralph Lauren       21,000        814,800
Corp.
  Powerwave             100,100         774,774
Technologies, Inc.(b)
  Rockwell Automation, Inc.
                          7,900         447,456

                                     ----------
                                      4,006,136
                                     ----------
Medical & Medical
Services - 4.8%
  Biomet, Inc.           15,000         544,500
  Caremark Rx, Inc.(b)
                         12,500         497,250
  Covance, Inc.(b)
                         16,000         761,760
  LifePoint Hospitals, Inc.(b)
                         13,100         574,304
  Medco Health           19,800         981,486
Solutions, Inc.(b)
  PacifiCare Health       6,500         369,980
Systems, Inc.(b)
  Triad Hospitals, Inc.(b)
                         15,000         751,500

                                     ----------
                                      4,480,780
                                     ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
82

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    U.S. OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Medical Instruments & Supplies -
2.4%
  Bausch & Lomb, Inc.     4,100      $   300,530
  C.R. Bard, Inc.         8,800          599,104
  Charles River
Laboratories
    International,      10,592           498,248
Inc.(b)
  Fisher Scientific
International,
    Inc.(b)              6,700           381,364
  Kinetic Concepts,      7,800           465,270
Inc.(b)

                                     -----------
                                       2,244,516
                                     -----------
Metal & Mining - 3.9%
  Alpha Natural         15,100           432,917
Resources, Inc.(b)
  Arch Coal, Inc.       19,500           838,695
  Freeport-McMoRan
Copper & Gold,
    Inc. - Class B      20,400           808,044
  Inco Ltd.(b)          23,500           935,300
  Oregon Steel Mills,   28,900           664,700
Inc.(b)

                                     -----------
                                       3,679,656
                                     -----------
Oil & Gas - 7.8%
  Chesapeake Energy     57,100         1,252,773
Corp.(c)
  Diamond Offshore       9,500           474,050
Drilling, Inc.
  ENSCO International,  25,500           960,330
Inc.
  Grant Prideco,        23,600           570,176
Inc.(b)
  National-Oilwell,     27,000         1,260,900
Inc.(b)
  Noble Energy, Inc.(c) 13,800           938,676
  Pioneer Natural       16,000           683,520
Resources Co.
  Ultra Petroleum        7,500           381,000
Corp.(b)
  Weatherford           13,000           753,220
International
Ltd.(b)(c)

                                     -----------
                                       7,274,645
                                     -----------
Paper & Forest Products - 0.4%
  Pope & Talbot, Inc.   19,500           342,810
                                     -----------
Personal Services - 0.8%
  Educate, Inc.(b)      19,400           269,078
  Laureate Education,   11,500           492,085
Inc.(b)(c)

                                     -----------
                                         761,163
                                     -----------
Pharmaceuticals - 3.5%
  Abgenix, Inc.(b)(c)   66,500           465,501
  ArQule, Inc.(b)       79,300           373,503
  First Horizon
Pharmaceutical
    Corp.(b)            30,100           508,088
  InterMune, Inc.(b)    34,800           382,800
  Shire Pharmaceuticals
Group PLC -
    ADR                 22,100           757,588
  Transkaryotic         30,500           761,432
Therapies, Inc.(b)

                                     -----------
                                       3,248,912
                                     -----------
Railroad & Shipping - 1.1%
  Norfolk Southern      27,000         1,000,350
                                     -----------
Corp.
Real Estate - 3.7%
  Archstone-Smith Trust 22,500           767,475
  CB Richard Ellis
Group, Inc. - Class
    A(b)                24,800           867,752
  Host Marriott Corp.   30,000           496,800
  Kimco Realty Corp.    12,500           673,750
  The Mills Corp.(c)    13,000           687,700

                                     -----------
                                       3,493,477
                                     -----------
Restaurants - 0.6%
  Wendy's               13,700           534,848
                                     -----------
International, Inc.(c)
Retail Merchandising - 7.2%
  Aeropostale, Inc.(b)  25,000           818,750

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Retail Merchandising (Continued)
  Brookstone, Inc.(b)   39,200       $   635,824
  Charming Shoppes,     40,000           325,200
Inc.(b)
  Dick's Sporting       15,000           550,950
Goods, Inc.(b)
  Fossil, Inc.(b)       20,000           518,500
  Genesco, Inc.(b)      31,500           895,230
  Pacific Sunwear of California,
    Inc.(b)
                        37,500         1,049,250
  The Pantry, Inc.(b)
                        24,704           765,083
  Saks, Inc.(b)         41,500           749,075
  Urban Outfitters,      8,000           383,760
Inc.(b)

                                     -----------
                                       6,691,622
                                     -----------
Security Brokers &
Dealers - 0.5%
  E*TRADE Financial     38,400           460,800
                                     -----------
Corp.(b)
Semiconductors & Related Devices - 2.3%
  Exar Corp.(b)(c)
                        33,600           450,240
  International Rectifie12,400 (b)       564,200
  Lam Research Corp.(b) 23,000           663,780
  MEMC Electronic       35,000           470,750
Materials, Inc.(b)

                                     -----------
                                       2,148,970
                                     -----------
Telecommunications -
6.2%
  Alamosa Holdings,     63,300           738,711
Inc.(b)
  American Tower Corp.
- Class
    A(b)(c)             47,500           865,925
  Avaya, Inc.(b)        47,000           548,960
  Cablevision Systems
New York
    Group - Class A(b)  20,000           561,000
  Comverse Technology, Inc.(b)
                        54,300         1,369,446
  Nextel Partners, Inc. - Class A(b)(c)
                        53,500         1,174,860
  Otelco, Inc.          37,319           572,847

                                     -----------
                                       5,831,749
                                     -----------
Textiles - 0.2%
  Innovo Group, Inc.(b) 66,000           327,360
                                     -----------
Transportation - 2.1%
  EGL, Inc.(b)
                        24,000           547,200
  Overnite Corp.        12,500           399,875
  Pacer International,  18,000           430,020
Inc.(b)
  Trinity Industries,   21,600           608,472
Inc.

                                     -----------
                                       1,985,567
                                     -----------
Waste Management - 0.8%
  URS Corp.(b)          24,500           704,375
                                     -----------
                                      92,774,869
                                     -----------
TOTAL COMMON STOCKS
  (Cost $76,649,105)                  92,774,869
                                     -----------

WARRANTS - 0.0%
  Bioject Medical Technologies, Inc.
    (expiring 05/22/06)(d)
  (Cost $0)                           15,000   150
                                               ---

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              83

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    U.S. OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                  PAR/SHARES
                                       MATURITY     (000)        VALUE
                                      ---------- ----------- -------------
SHORT TERM INVESTMENTS - 12.6%
  Morgan Stanley, Floating Rate
    Notes
    2.94%(e)(f)                       11/14/05      $2,076    $ 2,076,397
  Galileo Money Market Fund                            994        993,708
  Institutional Money Market Trust(f)                8,747      8,746,603

                                                              -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $11,816,708)                                           11,816,708
                                                              -----------

TOTAL INVESTMENTS IN
SECURITIES -  111.8%
  (Cost $88,465,813(a))     104,591,727
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (11.8)%
  (Including $10,823,000
of payable
  upon return of            (11,033,330)
                            -----------
securities loaned)
NET ASSETS - 100.0%
  (Applicable to 260,840
Institutional
  shares, 19,305 Service
shares,
  1,375,932 Investor A
shares,
  1,832,946 Investor B
shares and
  935,106 Investor C      $  93,558,397
                          =============
shares)

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
     ($5,854,327/260,840)                $ 22.44
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
        ($423,819/19,305)                $ 21.95
                                         =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($29,975,372/1,375,932)                $ 21.79
                                         =======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
          ($21.79/0.9425)                $ 23.12
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($37,957,878/1,832,946)                $ 20.71
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
    ($19,347,001/935,106)                $ 20.69
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $88,584,536. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $17,636,794
      Gross unrealized depreciation                                    (1,629,603)
                                                                      -----------
                                                                      $16,007,191
                                                                      ===========

     (b) Non-income producing security.
     (c) Total or partial securities on loan.

 (d) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2005, this security had a total market value of $150 which represents less than 0.01% of net assets.
     (e) Rates shown are the rates as of March 31, 2005.
  (f) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
84

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     INTERNATIONAL OPPORTUNITIES PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                            NUMBER
                          OF SHARES       VALUE
                        ------------- -------------
COMMON STOCKS - 95.3%
Australia - 1.9%
Metal & Mining - 1.9%
  WMC Resources Ltd.         783,800   $ 4,832,279
  Zinifex Ltd.(b)         2,019,100      4,638,768

                                       -----------
                                         9,471,047
                                       -----------
Austria - 2.3%
Construction - 1.1%
  Wienerberger AG           121,983      5,566,156
                                       -----------
Machinery & Heavy Equipment - 0.4%
  Andritz AG                 28,700      2,571,452
                                       -----------
Telecommunications - 0.8%
  Telekom Austria AG        195,800      3,842,509
                                       -----------
                                        11,980,117
                                       -----------
Belgium - 0.7%
Metal & Mining - 0.7%
  Umicore                    34,116      3,471,723
                                       -----------
Brazil - 0.2%
Medical & Medical Services - 0.0%
  Diagnosticos da            85,600        875,802
                                       -----------
America(b)
Canada - 4.0%
Metal & Mining - 3.4%
  Falconbridge Ltd.          78,300      2,808,794
  First Quantum             120,000      2,232,673
Minerals Ltd.
  Inco Ltd.(b)              107,100      4,252,664
  Inmet Mining Corp.(b)     199,400      3,040,815
  Teck Cominco Ltd.         143,100      5,304,819

                                       -----------
                                        17,639,765
                                       -----------
Oil & Gas - 0.6%
  Niko Resources Ltd.        56,372      2,909,342
                                       -----------
                                        20,549,107
                                       -----------
China - 0.7%
Oil & Gas - 0.7%
  Precision Drilling         47,600      3,560,607
                                       -----------
Corp.(b)
Finland - 3.1%
Banks - 0.5%
  OKO Bank - Class A        170,800      2,801,383
                                       -----------
Machinery & Heavy Equipment - 1.7%
  Kone Oyj - Class B(b)      48,900      3,811,256
  Metso Oyj                 240,100      4,312,464

                                       -----------
                                         8,123,720
                                       -----------
Retail Merchandising - 0.9%
  Kesko Oyj - Class B       182,400      4,698,440
                                       -----------
                                        15,623,543
                                       -----------
France - 2.4%
Advertising - 1.1%
  JC Decaux SA(b)           193,000      5,282,517
                                       -----------
Computer & Office Equipment - 0.9%
  Neopost SA                 54,200      4,705,448
                                       -----------
Construction - 0.4%
  Imerys SA                  27,400      2,076,082
                                       -----------
                                        12,064,047
                                       -----------
Germany - 3.8%
Broadcasting - 0.0%
  Premiere AG(b)             11,400        473,370
                                       -----------

                            NUMBER
                          OF SHARES       VALUE
                        ------------- -------------
COMMON STOCKS (Continued)
Germany (Continued)
Construction - 0.7%
  Bilfinger Berger AG       107,300    $ 5,350,776
                                       -----------
Manufacturing - 1.8%
  Adidas-Salomon AG
                             21,500      3,420,709
  MAN AG
                             60,100      2,694,751
  Norddeutsche Affinerie AG 185,000      4,063,345

                                       -----------
                                        10,178,805
                                       -----------
Telecommunications - 0.5%
  Freenet.De AG(b)          133,000      3,548,672
                                       -----------
                                        19,551,623
                                       -----------
Greece - 1.1%
Banks - 1.1%
  Alpha Bank AE             164,360      5,566,674
                                       -----------
Hong Kong - 3.3%
Banks - 0.2%
  Industrial and Commercial Bank of
    China (Asia) Ltd.       920,300      1,238,969
                                       -----------
Containers - 0.6%
  Cosco Pacific Ltd.      1,478,200      3,212,510
                                       -----------
Entertainment & Leisure - 1.4%
  Playmates Holdings Ltd  5,651,500      1,253,578
  Regal Hotels
International Holdings
    Ltd.(b)             59,689,000       5,204,090

                                       -----------
                                         6,457,668
                                       -----------
Motor Vehicles - 0.5%
  Weichai Power Co.        798,000       2,721,611
                                       -----------
Ltd.
Real Estate - 0.6%
  New World Development Co. Ltd.
                         3,305,100       3,241,811
                                       -----------
                                        16,872,569
                                       -----------
India - 2.4%
Banks - 0.6%
  Industrial Development Bank of
    India Ltd.           1,179,000       2,461,144
                                       -----------
Manufacturing - 0.4%
  Grasim Industries         80,300       2,231,812
                                       -----------
Ltd.
Pharmaceuticals - 0.3%
  Ipca Laboratories Ltd.    77,600         535,017
  Nicholas Piramal Ltd.    221,500       1,126,649

                                       -----------
                                         1,661,666
                                       -----------
Telecommunications -
1.1%
  Bharti Tele-Ventures Ltd.(b)
                         1,227,300       5,813,970
                                       -----------
                                        12,168,592
                                       -----------
Indonesia - 1.2%
Banks - 0.6%
  PT Bank Mandiri
                        14,821,400       2,676,303
                                       -----------
Metal & Mining - 0.6%
  PT Bumi Resources Tbk(32,751,000       2,697,549
                                       -----------
                                         5,373,852
                                       -----------
Italy - 2.4%
Construction - 1.4%
  Buzzi Unicem SpA         189,300       2,939,977
  Italcementi SpA          228,800       3,859,721

                                       -----------
                                         6,799,698
                                       -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              85

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Italy (Continued)
Oil & Gas - 1.0%
  Saipem SpA               419,000   $  5,325,717
                                     ------------
                                       12,125,415
                                     ------------
Japan - 26.1%
Banks - 3.2%
  Bank of Kyoto Ltd.       278,000      2,404,170
  The Bank of Yokohama     648,000      3,962,154
Ltd.
  The Chiba Bank Ltd.      505,000      3,276,645
  The Iyo Bank Ltd.        194,000      1,719,447
  The Joyo Bank Ltd.       612,200      3,302,537
  The Musashino Bank        39,100      1,794,886
Ltd.

                                     ------------
                                       16,459,839
                                     ------------
Beverages & Bottling - 0.7%
  Sapporo Holdings Ltd.    732,000      3,435,527
                                     ------------
Chemicals - 1.7%
  Tokai Carbon Co. Ltd.    999,000      4,240,333
  Tosoh Corp.              861,600      4,269,334

                                     ------------
                                        8,509,667
                                     ------------
Finance - 4.1%
  K.K. DaVinci               1,450      3,023,093
Advisors(b)
  Mitsui Trust             530,400      5,286,148
Holdings, Inc.
  Nissin Co. Ltd.       1,359,160       3,176,795
  Orix Corp.               23,500       3,003,412
  Pacific Management          600       1,985,789
Corp.
  Sanyo Shinpan Finance    63,500       4,321,990
Co. Ltd.

                                     ------------
                                       20,797,227
                                     ------------
Food & Agriculture - 0.9%
  The Nisshin Oillio      820,000       4,599,850
                                     ------------
Group Ltd.
Leasing - 1.1%
  Diamond Lease Co.        81,300       3,169,606
Ltd.
  RICOH LEASING Co.        47,600       1,243,848
Ltd.
  Sumisho Lease Co.        35,600       1,328,010
Ltd.

                                     ------------
                                        5,741,464
                                     ------------
Machinery & Heavy Equipment - 3.0%
  Hitachi Construction
Machinery Co.
    Ltd.                  305,900       4,229,863
  Juki Corp.(b)           860,200       3,080,184
  Komatsu Ltd.            476,500       3,590,679
  Sumitomo Heavy        1,118,400       4,412,536
Industries Ltd.

                                     ------------
                                       15,313,262
                                     ------------
Manufacturing - 2.5%
  Asahi Diamond           433,600       2,626,897
Industry Co. Ltd.
  Kobe Steel Ltd.       2,337,800       4,130,929
  KOYO SEIKO Co. Ltd.     225,700       3,061,805
  Shimadzu Corp.          468,000       2,800,299

                                     ------------
                                       12,619,930
                                     ------------
Medical Instruments & Supplies -
0.5%
  Nihon Kohden Corp.      207,000       2,632,012
                                     ------------
Motor Vehicles - 3.0%
  KEIHIN Corp.            204,200       3,453,607
  Nissan Shatai Co.       507,000       3,792,072
Ltd.
  SHOWA Corp.             113,500       1,607,634

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Japan (Continued)
Motor Vehicles (Continued)
  Yamaha Motor Co. Ltd.   414,600    $  7,112,855

                                     ------------
                                       15,966,168
                                     ------------
Real Estate - 0.5%
  JOINT CORP.              97,800       2,450,486
                                     ------------
Retail Merchandising -
3.9%
  FamilyMart Co. Ltd.     104,200       3,078,459
  Gulliver                 32,300       4,363,641
International Co. Ltd.
  RYOHIN KEIKAKU CO.       54,100       2,680,722
Ltd.
  Sundrug Co. Ltd.         69,000       2,386,874
  TSURUHA Co. Ltd.
                           77,300       2,637,855
  Yamada Denki Co. Ltd.
                           86,200       4,529,207

                                     ------------
                                       19,676,758
                                     ------------
Security Brokers & Dealers - 0.9%
  Ichiyoshi Securities    328,000       3,459,087
Co. Ltd.
  Matsui Securities Co.    86,200       1,150,838
Ltd.

                                     ------------
                                        4,609,925
                                     ------------
Telecommunications - 0.1%
  Jupiter
Telecommunications Co.
    Ltd.(b)                   600         479,619
                                     ------------
                                      133,291,734
                                     ------------
Malaysia - 0.7%
Telecommunications -
0.7%
  Maxis Communications  1,438,600       3,577,571
                                     ------------
Berhad
Netherlands - 2.7%
Business Services - 1.5%
  Randstad Holding NV
                           82,189       3,668,083
  Vedior NV               217,400       3,876,492

                                     ------------
                                        7,544,575
                                     ------------
Construction - 0.5%
  Koninklijke BAM Groep    46,100       2,726,074
                                     ------------
NV
Transportation - 0.7%
  Koninklijke (Royal) P&O Nedlloyd
    NV(b)
                           60,000       3,380,381
                                     ------------
                                       13,651,030
                                     ------------
Norway - 3.2%
Banks - 0.5%
  Sparebanken              21,400         840,492
Midt-Norge
  Sparebanken              51,920         953,807
Nord-Norge
  Sparebanken              17,200       1,081,401
Rogaland-Cap Ctf

                                     ------------
                                        2,875,700
                                     ------------
Oil & Gas - 2.7%
  Exploration Resources     7,200         145,952
ASA(b)
  Prosafe ASA             261,200       8,231,788
  Smedvig ASA - Class A   280,800       5,291,904

                                     ------------
                                       13,669,644
                                     ------------
                                       16,545,344
                                     ------------
Portugal - 1.2%
Miscellaneous Services
- 0.4%
  Brisa Auto Estradas de P285,900       2,418,914
                                     ------------
SA

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
86

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Portugal (Continued)
Telecommunications - 0.8%
  PT Multimedia -
Servicos de
    Telecomunicacoes e
Multimedia
    SGPS SA(b)             155,100   $ 3,880,322
                                     -----------
                                       6,299,236
                                     -----------
Singapore - 1.5%
Oil & Gas - 0.6%
  Singapore Petroleum   1,292,500      3,213,029
                                     -----------
Co. Ltd.
Real Estate - 0.9%
  Capitaland Ltd.(b)    3,144,000      4,479,719
                                     -----------
                                       7,692,748
                                     -----------
South Africa - 1.6%
Banks - 0.5%
  ABSA Group Ltd.         227,200      2,752,500
                                     -----------
Conglomerates - 0.5%
  Bidvest Group Ltd.      211,400      2,404,840
                                     -----------
Retail Merchandising - 0.6%
  Edgars Consolidated      64,600      2,854,285
                                     -----------
Stores Ltd.
                                       8,011,625
                                     -----------
South Korea - 2.4%
Chemicals - 0.4%
  Honam Petrochemical      38,500      1,971,443
                                     -----------
Corp.
Construction - 1.3%
  Hanjin Heavy            259,500      3,015,362
Industries Co. Ltd.
  Hyundai Development     195,000      3,552,436
Co.

                                     -----------
                                       6,567,798
                                     -----------
Machinery & Heavy Equipment - 0.7%
  Daewoo Heavy
Industries &
    Machinery Ltd.        392,600      3,502,665
                                     -----------
                                      12,041,906
                                     -----------
Spain - 2.4%
Air Transportation - 0.9%
  Iberia Lineas Aereas  1,382,400      4,635,309
                                     -----------
de Espana SA
Construction - 0.7%
  ACS, Actividades de
Construccion y
    Servicios SA          144,400      3,584,477
                                     -----------
Retail Merchandising - 0.8%
  Cortefiel SA            244,700      4,251,974
                                     -----------
                                      12,471,760
                                     -----------
Sweden - 3.2%
Manufacturing - 1.8%
  SKF AB - Class B        105,700      4,959,940
  SSAB Svenskt Stal AB    176,600      4,400,457

                                     -----------
                                       9,360,397
                                     -----------
Motor Vehicles - 0.6%
  Scania AB                72,500      3,098,379
                                     -----------
Retail Merchandising - 0.8%
  Lindex AB                80,800      3,843,139
                                     -----------
                                      16,301,915
                                     -----------
Switzerland - 1.5%
Advertising - 0.6%
  PubliGroupe SA            9,700      3,088,472
                                     -----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Switzerland (Continued)
Machinery & Heavy Equipment - 0.9%
  Sauer AG(b)              68,400    $ 4,504,908
                                     -----------
                                       7,593,380
                                     -----------
Taiwan - 1.1%
Banks - 0.6%
  Taishin Financial     3,198,678      2,863,032
                                     -----------
Holdings Co. Ltd.
Security Brokers & Dealers - 0.5%
  Yuanta Core Pacific   3,691,554      2,700,766
                                     -----------
Securities Co.
                                       5,563,798
                                     -----------
Thailand - 1.9%
Banks - 0.7%
  Siam Commercial Bank
Public Co.
    Ltd. (Foreign       3,155,100      4,073,439
                                     -----------
Shares)(c)
Metal & Mining - 0.6%
  Banpu Public Co.        737,300      3,053,626
                                     -----------
Ltd.(c)
Telecommunications - 0.6%
  Advanced Info Service
Public Co.
    Ltd. (Foreign       1,099,000      2,809,664
                                     -----------
Shares)(c)
                                       9,936,729
                                     -----------
United Kingdom - 16.3%
Aerospace - 0.6%
  Meggitt PLC             665,765      3,311,779
                                     -----------
Business Services - 0.6%
  Michael Page            788,500      2,890,516
                                     -----------
International PLC
Computer Software &
Services - 0.6%
  SurfControl PLC(b)
                          248,900      2,951,281
                                     -----------
Construction - 1.8%
  BPB PLC                 214,300      2,010,543
  Carillion PLC           688,400      3,173,969
  Taylor Woodrow PLC
                          703,000      4,064,889

                                     -----------
                                       9,249,401
                                     -----------
Electronics - 0.3%
  Ultra Electronics Holdin127,200      1,736,587
                                     -----------
Entertainment & Leisure
- 2.5%
  Hilton Group PLC        390,400      2,220,487
  InterContinental        319,485      3,727,858
Hotels Group PLC
  Millennium & Copthorne Hotels
    PLC
                          470,200      3,500,667
  Whitbread PLC           187,500      3,300,320

                                     -----------
                                      12,749,332
                                     -----------
Finance - 0.5%
  Paragon Group Companies PLC
                          315,400      2,383,931
                                     -----------
Manufacturing - 0.4%
  IMI PLC                 271,100      2,102,881
                                     -----------
Measuring & Controlling
Devices - 0.7%
  Rotork PLC              432,250      3,806,211
                                     -----------
Medical Instruments &
Supplies - 0.8%
  Alliance Unichem PLC
                          281,028      4,107,541
                                     -----------
Metal & Mining - 1.1%
  Antofagasta PLC         225,500      5,437,123
                                     -----------
Oil & Gas - 1.0%
  Tullow Oil PLC        1,494,600      4,907,064
                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              87

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                            NUMBER
                          OF SHARES        VALUE
                        ------------- --------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Pharmaceuticals - 0.6%
  Shire Pharmaceuticals     248,500    $  2,838,538
                                       ------------
Group PLC
Publishing & Printing - 0.7%
  Trinity Mirror PLC        271,100       3,591,034
                                       ------------
Retail Merchandising - 1.0%
  Somerfield PLC          1,269,600       5,032,002
                                       ------------
Soaps & Cosmetics - 0.4%
  McBride PLC               736,700       2,108,994
                                       ------------
Transportation - 1.5%
  Arriva PLC                301,000       2,986,055
  Exel PLC                  294,900       4,725,443

                                       ------------
                                          7,711,498
                                       ------------
Waste Management - 1.2%
  Kelda Group PLC           287,500       3,248,710
  Severn Trent PLC          180,900       3,127,747

                                       ------------
                                          6,376,457
                                       ------------
                                         83,292,170
                                       ------------
TOTAL COMMON STOCKS
  (Cost $409,750,472)                   485,525,664
                                       ------------
PREFERRED STOCKS - 2.0%
Brazil - 0.9%
Manufacturing - 0.2%
  Companhia Siderurgica  65,652,300       4,036,437
                                       ------------
de Tubarao
Germany - 1.1%
Machinery & Heavy Equipment - 0.8%
  Rheinmetall AG            106,700       5,685,564
                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $9,008,168)                       9,722,001
                                       ------------

WARRANTS - 0.0%
  Matsui Securities Co. Ltd. (expiring
    5/19/05)(b)
  (Cost $1,586,433)                          144,400   1,891,403
                                                       ---------

                                               PAR/SHARES
                                    MATURITY     (000)
                                   ---------- -----------
SHORT TERM INVESTMENTS - 6.5%
  Federal Home Loan Bank, Discount
    Notes
    2.55%                          04/01/05     $26,000    26,000,000
  Galileo Money Market Fund                       6,671     6,670,757

                                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $32,670,757)                                       32,670,757
                                                           ----------

                                          VALUE
                                     ---------------
TOTAL INVESTMENTS IN SECURITIES -  103.8%
  (Cost $453,015,830(a))             $529,809,825
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (3.8)%              (19,620,654)
                                     ------------
NET ASSETS - 100.0%
  (Applicable to 5,285,177
  Institutional shares, 1,151,428
  Service shares, 6,025,349
  Investor A shares, 2,175,745
  Investor B shares and 3,235,730
  Investor C shares)                 $510,189,171
                                     ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($155,535,854/5,285,177)               $ 29.43
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
   ($33,155,064/1,151,428)               $ 28.79
                                         =======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($172,559,137/6,025,349)               $ 28.64
                                         =======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
            ($28.64/0.950)               $ 30.15
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
   ($59,924,046/2,175,745)               $ 27.54
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
   ($89,015,070/3,235,730)               $ 27.51
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $453,130,795. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $80,100,169
      Gross unrealized depreciation                                       (3,421,139)
                                                                         -----------
                                                                         $76,679,030
                                                                         ===========

     (b) Non-income producing security.
  (c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2005, the securities had a total market value of $9,936,729 which represents 1.9% of net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
88

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           ASSET ALLOCATION PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS - 68.2%
Australia - 0.5%
Metal & Mining - 0.1%
  BHP Billiton Ltd.       79,154     $ 1,094,173
                                     -----------
Pharmaceuticals - 0.2%
  CSL Ltd.                44,974       1,189,110
                                     -----------
Retail Merchandising - 0.2%
  Woolworths Ltd.       127,864        1,587,492
                                     -----------
                                       3,870,775
                                     -----------
Austria - 0.1%
Banks - 0.1%
  Bank Austria           10,835        1,070,207
                                     -----------
Creditanstalt
Belgium - 0.2%
Beverages & Bottling - 0.2%
  Inbev NV               36,094        1,267,024
                                     -----------
Canada - 1.4%
Energy & Utilities - 0.0%
  Tusk Energy Corp.(b)   10,557           37,696
                                     -----------
Metal & Mining - 0.6%
  Bema Gold Corp.(c)     50,000          134,000
  Crystallex            300,000        1,053,000
International Corp.(c)
  Fording Canadian Coal   7,429          682,577
Trust(d)
  Gateway Gold Corp.(c)  95,109           90,403
  Gold Reserve, Inc.(c) 100,000          390,000
  Minefinders Corp.      40,000          267,200
Ltd.(c)
  NovaGold Resources,   126,700        1,052,877
Inc.(c)
  Southwestern           47,300          387,048
Resources Corp.(c)
  Stratagold Corp.(c)   200,000           76,869
  Sunridge Gold          76,700           58,325
Corp.(c)

                                     -----------
                                       4,192,299
                                     -----------
Motor Vehicles - 0.0%
  Westport Innovations,  74,150          105,302
                                     -----------
Inc.(c)
Oil & Gas - 0.7%
  Accrete Energy,         4,960           29,929
Inc.(c)
  Argo Energy Ltd.(c)    19,200           50,624
  Blizzard Energy,       12,000           29,061
Inc.(c)
  C1 Energy Ltd.(c)      85,733          173,613
  Capitol Energy         31,523           26,576
Resources Ltd.(c)
  Chamaelo Energy,       11,700           63,634
Inc.(c)
  Cinch Energy           60,480           57,210
Corp.(b)(c)
  Compton Petroleum      66,500          667,831
Corp.(c)
  Crew Energy, Inc.(c)    9,400           86,397
  Delphi Energy          18,000           49,097
Corp.(c)
  Endev Energy, Inc.(c) 231,700          294,927
  Esprit Energy Trust -  36,375          375,220
Class A
  Galleon Energy, Inc.   47,160          383,953
- Class A(b)(c)
  Hawker Resources,       6,464           25,378
Inc.(c)
  KICK Energy Ltd.(c)     9,100           49,644
  Lightning Energy       31,727          123,252
Ltd.(c)
  Midnight Oil           69,600          230,686
Exploration Ltd.(c)
  Mustang Resources,
Inc. - Class
    A(c)                 28,200          209,778
  Niko Resources Ltd.    15,500          799,950
  Oilexco, Inc.(c)       72,025          168,870
  Pacific Rodera         37,300           37,306
Energy, Inc.(c)
  Paramount Resources
Ltd. - Class
    A                    15,600          399,590
  Precision Drilling     10,400          776,464
Corp.(c)
  ProspEx Resources      43,140          127,653
Ltd.(c)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Canada (Continued)
Oil & Gas (Continued)
  Purcell Energy        137,546      $   154,616
Ltd.(b)(c)
  Technicoil Corp.(c)    33,500           83,068
  Tempest Energy Corp.   14,700           68,041
- Class A(c)
  Thunder Energy, Inc.(c)29,367          194,186
  True Energy, Inc.(c)   46,870          175,494
  West Energy Ltd.(c)
                            143              610

                                     -----------
                                       5,912,658
                                     -----------
Retail Merchandising -
0.1%
  Shoppers Drug Mart Corp30,194        1,007,257
                                     -----------
Transportation - 0.0%
  Railpower              17,600           88,156
                                     -----------
Technologies Corp.(c)
                                      11,343,368
                                     -----------
Finland - 0.4%
Energy & Utilities -
0.2%
  Fortum Oyj             98,034        1,913,692
                                     -----------
Finance - 0.2%
  Sampo Oyj              90,843        1,322,314
                                     -----------
                                       3,236,006
                                     -----------
France - 1.8%
Banks - 0.2%
  Credit Agricole SA     58,435        1,592,563
                                     -----------
Construction - 0.4%
  Lafarge SA             12,418        1,205,584
  Vinci SA               11,817        1,707,801

                                     -----------
                                       2,913,385
                                     -----------
Entertainment & Leisure - 0.2%
  Vivendi Universal SA(c)55,974        1,718,998
                                     -----------
Insurance - 0.3%
  Axa                    76,287        2,037,453
                                     -----------
Medical Instruments &
Supplies - 0.1%
  Essilor International   7,317          530,154
                                     -----------
SA
Motor Vehicles - 0.2%
  PSA Peugeot Citroen    22,663        1,443,830
                                     -----------
SA
Oil & Gas - 0.1%
  Technip SA             10,606        1,778,143
                                     -----------
Soaps & Cosmetics -
0.2%
  L'Oreal SA             19,650        1,576,975
                                     -----------
Telecommunications -
0.1%
  Ses Global SA          71,016          922,034
                                     -----------
                                      14,513,535
                                     -----------
Germany - 0.6%
Chemicals - 0.2%
  Bayer AG               43,312        1,433,714
                                     -----------
Finance - 0.2%
  Hypo Real Estate       30,542        1,276,156
                                     -----------
Holding AG
Manufacturing - 0.2%
  Siemens AG             22,503        1,785,464
                                     -----------
                                       4,495,334
                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              89

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Greece - 0.4%
Jewelry - 0.1%
  Folli-Follie SA         34,377     $   978,447
                                     -----------
Telecommunications - 0.3%
  Hellenic
Telecommunications
    Organization SA     116,401        2,060,436
                                     -----------
                                       3,038,884
                                     -----------
Hong Kong - 0.2%
Conglomerates - 0.2%
  Hutchison Whampoa     144,000        1,223,179
                                     -----------
Ltd.
Italy - 0.2%
Oil & Gas - 0.2%
  Eni SpA                65,157        1,696,162
                                     -----------
Japan - 2.5%
Banks - 0.3%
  Mitsubishi Tokyo
Financial Group,
    Inc.                    144        1,252,056
  Mizuho Financial          296        1,403,067
Group, Inc.

                                     -----------
                                       2,655,123
                                     -----------
Beverages & Bottling - 0.1%
  Asahi Breweries Ltd.   78,800        1,023,310
                                     -----------
Chemicals - 0.1%
  Daicel Chemical       185,000        1,020,475
                                     -----------
Industries Ltd.
Conglomerates - 0.2%
  Mitsui & Co. Ltd.     192,000        1,775,318
                                     -----------
Construction - 0.3%
  Daiwa House Industry  130,000        1,497,382
Co. Ltd.
  Obayashi Corp.        186,000        1,149,458

                                     -----------
                                       2,646,840
                                     -----------
Electronics - 0.2%
  Sony Corp.             33,000        1,317,408
                                     -----------
Energy & Utilities - 0.3%
  Hokkaido Electric      51,700        1,053,721
Power Co.
  Tokyo Electric Power   56,900        1,383,134
Co.

                                     -----------
                                       2,436,855
                                     -----------
Finance - 0.1%
  Sanyo Shinpan Finance  12,200          830,366
                                     -----------
Co. Ltd.
Machinery & Heavy Equipment - 0.1%
  Komatsu Ltd.          131,000          987,154
                                     -----------
Motor Vehicles - 0.3%
  Suzuki Motor Corp.     62,100        1,113,573
  Toyota Motor Corp.     29,100        1,085,537

                                     -----------
                                       2,199,110
                                     -----------
Oil & Gas - 0.1%
  Nippon Oil Corp.      145,000        1,031,647
                                     -----------
Real Estate - 0.4%
  Mitsui Fudosan Co.     55,000          647,392
Ltd.
  Tokyo Tatemono Co.    214,000        1,452,543
Ltd.

                                     -----------
                                       2,099,935
                                     -----------
                                      20,023,541
                                     -----------
Norway - 0.3%
Banks - 0.2%
  DNB NOR ASA           169,002        1,733,004
                                     -----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Norway (Continued)
Transportation - 0.1%
  Stolt-Nielsen SA(c)    13,000      $   467,344
                                     -----------
                                       2,200,348
                                     -----------
Puerto Rico - 0.0%
Finance - 0.0%
  Doral Financial Corp.     600           13,134
                                     -----------
Singapore - 0.4%
Business Services -
0.2%
  Jardine Matheson Holdings Ltd.
                         62,800        1,092,719
                                     -----------
Conglomerates - 0.1%
  Keppel Corp. Ltd.     127,000          839,326
                                     -----------
Telecommunications - 0.1%
  Singapore Telecommunications Ltd.
                        685,000        1,071,546
                                     -----------
                                       3,003,591
                                     -----------
South Africa - 0.1%
Banks - 0.1%
  ABSA Group Ltd.
                         53,909          653,101
                                     -----------
Spain - 0.2%
Banks - 0.2%
  Banco Bilbao Vizcaya Argentaria
    SA                  111,466        1,819,522
                                     -----------
Switzerland - 0.8%
Banks - 0.3%
  Credit Suisse          61,742        2,659,998
                                     -----------
Group(c)
Chemicals - 0.2%
  Syngenta AG(c)         12,026        1,260,213
                                     -----------
Pharmaceuticals - 0.3%
  Roche Holding AG
                         21,929        2,358,669
                                     -----------
                                       6,278,880
                                     -----------
Thailand - 0.3%
Banks - 0.2%
  Kasikornbank Public Co. Ltd.
                        765,000        1,144,126
                                     -----------
Manufacturing - 0.1%
  Siam Cement Public    153,700        1,037,372
                                     -----------
Co. Ltd.
                                       2,181,498
                                     -----------
United Kingdom - 2.0%
Energy & Utilities - 0.1%
  Centrica PLC          203,434          887,028
                                     -----------
Food & Agriculture - 0.2%
  Compass Group PLC     316,276        1,443,296
                                     -----------
Insurance - 0.3%
  Prudential PLC        275,864        2,637,652
                                     -----------
Oil & Gas - 0.6%
  BG Group PLC
                        222,874        1,731,958
  Expro International Group PLC
                         22,880          187,420
  Shell Transport & Trading Co. PLC
                        300,095        2,693,546
  Tullow Oil PLC         97,735          320,883
  Venture Production PLC (c)
                         20,752          104,601

                                     -----------
                                       5,038,408
                                     -----------
Pharmaceuticals - 0.5%
  AstraZeneca PLC
                         48,044        1,893,762
  Glaxosmithkline PLC
                         81,478        1,867,554

                                     -----------
                                       3,761,316
                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
90

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Publishing & Printing - 0.3%
  Reed Elsevier PLC     222,126      $ 2,302,225
                                     -----------
                                      16,069,925
                                     -----------
United States - 55.8%
Advertising - 0.1%
  Getty Images, Inc.(c)   7,900          561,769
  R.H. Donnelley Corp.      725           42,115

                                     -----------
                                         603,884
                                     -----------
Aerospace - 1.0%
  Alliant Techsystems,   24,475        1,748,739
Inc.(c)
  Aviall, Inc.(c)        14,600          408,800
  DRS Technologies,       7,300          310,250
Inc.(c)
  General Dynamics       22,900        2,451,445
Corp.
  Lockheed Martin Corp.  13,900          848,734
  Northrop Grumman       11,800          636,964
Corp.
  Orbital Sciences        9,900           95,832
Corp.(c)
  Raytheon Co.           18,800          727,560
  The Titan Corp.(c)     17,900          325,064

                                     -----------
                                       7,553,388
                                     -----------
Air Transportation - 0.2%
  ExpressJet Holdings,    4,400           50,204
Inc.(c)
  Ryanair Holdings PLC   39,092        1,711,057
- ADR(c)
  SkyWest, Inc.           1,000           18,590

                                     -----------
                                       1,779,851
                                     -----------
Banks - 3.2%
  AmSouth                23,000          596,851
Bancorporation
  Associated Banc-Corp.   1,575           49,187
  Bank of America       138,700        6,116,670
Corp.(d)
  Bank of Hawaii Corp.    1,000           45,260
  Berkshire Hills         5,300          178,875
Bancorp, Inc.
  Central Pacific         7,700          259,105
Financial Corp.
  City National Corp.     4,300          300,226
  Colonial BancGroup,     2,125           43,605
Inc.
  Comerica, Inc.         20,350        1,120,878
  Compass Bancshares,     1,150           52,210
Inc.
  Gold Banc Corp., Inc.  16,600          232,898
  J.P. Morgan Chase &    25,100          868,460
Co., Inc.
  Key Corp.              44,100        1,431,045
  Main Street Banks,      8,100          214,488
Inc.
  NewAlliance            16,700          233,800
Bancshares, Inc.
  North Fork             80,600        2,235,844
Bancorporation, Inc.
  Oriental Financial      8,800          206,096
Group, Inc.
  Sovereign Bancorp,     56,300        1,247,608
Inc.(d)
  SunTrust Banks,        23,600        1,700,852
Inc.(d)
  Trustmark Corp.        23,075          669,175
  U.S. Bancorp           94,200        2,714,844
  Wachovia Corp.         64,500        3,283,695
  Wells Fargo & Co.      28,200        1,686,360
  WSFS Financial Corp.    3,100          162,936
  Zions Bancorp           9,875          681,572

                                     -----------
                                      26,332,540
                                     -----------
Beverages & Bottling - 0.5%
  The Coca-Cola Co.      18,600          775,062
  Coca-Cola              54,125        1,110,645
Enterprises, Inc.
  Constellation Brands,  20,825        1,101,018
Inc.(c)
  PepsiAmericas, Inc.     1,500           33,990
  PepsiCo, Inc.          16,200          859,086

                                     -----------
                                       3,879,801
                                     -----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Broadcasting - 1.0%
  Alliance Atlantis
Communications,
    Inc.(c)               7,500      $   185,708
  Belo Corp.
                         40,150          969,220
  Comcast Corp.(c)(d)    38,000        1,283,640
  Comcast Corp. - Class A (c)
                         34,800        1,162,320
  Cumulus Media, Inc. -  11,900          169,575
Class A(c)
  Entercom                  725           25,752
Communications Corp.(c)
  Gray Communications, Inc.
                          9,400          136,018
  Liberty Media Corp. - Class A(c)
                         41,600          431,392
  Lin TV Corp.(c)        63,475        1,074,632
  News Corp. - Class B   79,000        1,391,190
  Radio One, Inc. -       5,500           81,125
Class D(c)
  Spanish Broadcasting
Systems, Inc.
    - Class A(c)         24,300          249,318
  XM Satellite Radio     11,000          346,500
Holdings, Inc.(c)

                                     -----------
                                       7,506,390
                                     -----------
Business Services -
0.7%
  Alliance Data Systems  31,625        1,277,650
Corp.(c)
  The Brink's Co.         1,475           51,035
  CDI Corp.
                          4,900          108,437
  ChoicePoint, Inc.(c)
                          6,000          240,660
  The Corporate Executive Board Co.
                         11,200          716,240
  DiamondCluster
International,
    Inc.(c)               6,000           96,600
  Digitas, Inc.(c)       47,300          477,730
  The Dun & Bradstreet      875           53,769
Corp.(c)(d)
  Global Payments, Inc.
                          1,400           90,286
  Hewitt Associates, Inc. - Class A(c)
                          5,100          135,660
  Hiedrick & Struggles
International,
    Inc.(c)               3,000          110,310
  Hudson Highland         4,100           70,069
Group, Inc.(c)
  Korn/Ferry              2,000           38,060
International(c)
  Labor Ready,           14,100          262,965
Inc.(c)(d)
  Manpower, Inc.          7,400          322,048
  MPS Group, Inc.(c)      7,300           76,723
  Navigant Consulting,   16,500          449,295
Inc.(c)
  PHH Corp.(c)            1,625           35,539
  W.W. Grainger, Inc.    15,141          942,830
  Watson Wyatt & Co.      8,100          220,320
Holdings

                                     -----------
                                       5,776,226
                                     -----------
Chemicals - 0.8%
  Agrium, Inc.            3,900           71,175
  Air Products &          8,700          550,623
Chemicals, Inc.
  Ashland, Inc.          22,525        1,519,762
  Cytec Industries,       3,700          200,725
Inc.(d)
  The Dow Chemical Co.   46,700        2,327,995
  E.I. du Pont de         9,700          497,028
Nemours & Co.
  FMC Corp.(c)           15,400          823,130
  The Lubrizol Corp.        800           32,512
  Lyondell Chemical Co.  15,600          435,552

                                     -----------
                                       6,458,502
                                     -----------
Computer & Office
Equipment - 1.8%
  American Power         36,600          955,626
Conversion Corp.
  Apple Computer, Inc.(c)
                         11,400          475,038
  Avery Dennison Corp.
                         17,075        1,057,456
  Brocade Communications Systems,
    Inc.                  6,000           35,520
  Cisco Systems,        101,520        1,816,193
Inc.(c)
  Dell, Inc.(c)          45,600        1,751,952

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              91

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Computer & Office Equipment (Continued)
  Hewlett-Packard Co.     74,000     $ 1,623,560
  HNI Corp.               18,055         811,572
  International
Business Machines
    Corp.                 38,000       3,472,440
  Intuit, Inc.(c)         13,900         608,403
  Lexmark                  5,300         423,841
International, Inc.(c)
  NCR Corp.(c)            46,075       1,554,570
  Phase Metrics,          50,574           1,011
Inc.(b)(c)
  Polycom, Inc.(c)        16,400         277,980
  Xerox Corp.(c)          31,600         478,740

                                     -----------
                                      15,343,902
                                     -----------
Computer Software & Services - 3.2%
  Activision, Inc.(c)      2,700          39,960
  Adobe Systems,          12,600         846,342
Inc.(d)
  Advanced Digital
Information
    Corp.(c)               9,500          77,900
  Ascential Software      21,500         398,395
Corp.(c)
  The BISYS Group,         4,400          68,992
Inc.(c)
  BMC Software, Inc.(c)   15,800         237,000
  Borland Software        29,200         237,104
Corp.(c)
  Ceridian Corp.(c)       42,900         731,445
  Checkfree Corp.(c)      30,400       1,239,104
  Cognizant Technology
Solutions
    Corp.(c)(d)            8,100         374,220
  Computer Sciences       12,400         568,540
Corp.(c)
  DST Systems, Inc.(c)    32,325       1,492,768
  EarthLink, Inc.(c)       7,200          64,800
  eBay, Inc.(c)           11,800         439,668
  EMC Corp.(c)          100,100        1,233,232
  Google, Inc. - Class    3,355          605,611
A(c)(d)
  IAC/InterActiveCorp(c)      3               68
  Iomega Corp.(c)        25,700          110,253
  Lawson Software(c)      6,800           40,120
  McAfee, Inc.(c)           750           16,920
  McData Corp. - Class   23,300           87,841
A(c)
  Mercury Interactive    11,000          521,180
Corp.(c)
  Microsoft Corp.       251,020        6,067,153
  Navteg Corp.(c)        14,900          645,915
  Oracle Corp.(c)       155,500        1,940,640
  Progress Software(c)   13,300          348,726
  Siebel Systems,        38,400          350,592
Inc.(c)
  SkillSoft PLC -        12,900           47,472
ADR(c)
  SonicWALL, Inc.(c)     18,600           94,674
  Storage Technology      2,000           61,600
Corp.(c)
  Sybase, Inc.(c)         1,300           23,998
  Symantec Corp.(c)(d)   10,000          213,300
  Take-Two Interactive
Software,
    Inc.(c)               1,100           43,010
  TIBCO Software,        27,500          204,875
Inc.(c)
  Unisys Corp.(c)       166,100        1,172,666
  VeriSign, Inc.(c)      63,300        1,816,710
  VERITAS Software       20,000          464,400
Corp.(c)
  Verity, Inc.(c)         3,100           29,295
  Yahoo!, Inc.(c)        71,900        2,437,410

                                     -----------
                                      25,393,899
                                     -----------
Construction - 0.2%
  Chicago Bridge & Iron
Co. NV -
    ADR                   4,400          193,732
  D.R. Horton, Inc.       2,600           76,024

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Construction (Continued)
  Dycom Industries,      34,700      $   797,753
Inc.(c)
  Jacobs Engineering
Group,
    Inc.(c)(d)            1,400           72,688
  Lennar Corp.            1,675           94,939

                                     -----------
                                       1,235,136
                                     -----------
Containers - 0.7%
  Ball Corp.                650           26,962
  Owens-Illinois,        92,775        2,332,364
Inc.(c)
  Pactiv Corp.(c)        50,675        1,183,261
  Smurfit-Stone Container Corp.(c)
                         77,275        1,195,444
  Tupperware Corp.
                         23,000          468,280

                                     -----------
                                       5,206,311
                                     -----------
Electronics - 0.9%
  Amphenol Corp.         18,500          685,240
  Arrow Electronics,      2,450           62,108
Inc.(c)
  Cubic Corp.             7,500          142,050
  Integrated Circuit      3,600           68,832
Systems(c)
  Intel Corp.           173,030        4,019,487
  L-3 Communications     17,075        1,212,666
Holdings, Inc.
  National               27,300          562,653
Semiconductor Corp.
  TTM Technologies,      12,800          133,888
Inc.(c)

                                     -----------
                                       6,886,924
                                     -----------
Energy & Utilities -
1.6%
  Constellation Energy   34,275        1,772,018
Group
  Exelon Corp.           50,700        2,326,622
  KFX, Inc.(c)(d)        11,500          154,100
  Longview Energy         3,200           48,000
Co.(b)
  Magnum Pete, Inc.(c)   14,400          231,984
  McDermott              16,500          312,345
International, Inc.(c)
  MDU Resources Group,    1,900           52,478
Inc.
  NSTAR                     925           50,228
  Pepco Holdings, Inc.    2,650           55,624
  PG&E Corp.             29,300          999,130
  PPL Corp.(d)           71,550        3,862,983
  Public Service
Enterprise Group,
    Inc.(d)              26,250        1,427,738
  Reliant Energy,        55,700          633,866
Inc.(c)(d)
  Sempra Energy          16,700          665,328
  TXU Corp.              14,000        1,114,820
  WPS Resources Corp.     1,050           55,566

                                     -----------
                                      13,762,830
                                     -----------
Entertainment & Leisure
- 1.8%
  Alliance Gaming        31,775          304,722
Corp.(c)
  Ameristar Casinos,        650           35,542
Inc.(c)
  Argosy Gaming Co.(c)    1,200           55,104
  Caesars                 1,925           38,096
Entertainment, Inc.(c)
  Gaylord Entertainment   7,400          298,960
Co.(c)
  GTECH Holdings Corp.   16,025          377,068
  Harrah's               17,200        1,110,776
Entertainment, Inc.(d)
  Hilton Hotels Corp.
                         46,800        1,045,980
  Kerzner International Ltd.(c)
                          5,500          336,765
  Marriott International, Inc. - Class A
                         25,900        1,731,674
Class A
  Marvel Enterprises,    27,800          556,000
Inc.(c)
  MTR Gaming Group,      17,000          210,800
Inc.(c)
  Orient-Express Hotels
Ltd. - Class
    A                    24,900          649,890
  Sabre Holdings Corp.    1,475           32,273

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
92

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Entertainment & Leisure (Continued)
  Scientific Games
Corp. - Class
    A(c)(d)                 9,400    $   214,790
  Starwood Hotels &
Resorts
    Worldwide, Inc.       28,800       1,728,864
  Time Warner,          134,200        2,355,210
Inc.(c)(d)
  Vail Resorts, Inc.(c)   3,900           98,475
  The Walt Disney Co.   105,600        3,033,888
  World Wrestling         5,200           62,400
Entertainment, Inc.

                                     -----------
                                      14,277,277
                                     -----------
Finance - 3.5%
  Affiliated Managers     1,150           71,334
Group, Inc.(c)
  Ambac Financial        17,750        1,326,812
Group, Inc.
  American Express Co.   24,440        1,255,483
  The Bear Stearns       13,500        1,348,650
Cos., Inc.
  Capital One Financial  22,625        1,691,671
Corp.(d)
  Chicago Mercantile      1,500          291,045
Exchange
  CIT Group, Inc.        44,775        1,701,450
  Citigroup, Inc.       153,500        6,898,290
  Countrywide Financial  18,700          607,002
Corp.
  Fannie Mae             13,600          740,520
  Franklin Resources,    13,520          928,148
Inc.
  Freddie Mac             9,000          568,800
  The Goldman Sachs      22,700        2,496,773
Group, Inc.
  H&R Block, Inc.        17,800          900,324
  Indymac Bancorp, Inc.   1,075           36,550
  International
Securities Exchange,
    Inc. - Class A(c)       100            2,600
  Legg Mason, Inc.          925           72,280
  MBNA Corp.             34,500          846,975
  Merrill Lynch & Co.,   16,400          928,240
Inc.
  MoneyGram              41,775          789,130
International, Inc.
  NGP Capital Resources   2,700           43,416
Co.
  Protective Life Corp.     850           33,405
  Providian Financial    68,100        1,168,596
Corp.(c)
  SLM Corp.              13,000          647,920
  T. Rowe Price Group,    7,200          427,536
Inc.
  TCF Financial Corp.     8,900          241,635
  Washington Mutual,     37,900        1,497,050
Inc.
  Wright Express          2,700           46,170
Corp.(c)

                                     -----------
                                      27,607,805
                                     -----------
Food & Agriculture - 0.9%
                         48,400        1,189,672
  Archer-Daniels-Midlan
Co.(d)
  Corn Products             975           25,340
International, Inc.
  Dean Foods Co.(c)      32,975        1,131,042
  Del Monte Foods        82,000          889,700
Co.(c)
  General Mills,          9,500          466,925
Inc.(d)
  Hormel Foods Corp.      1,350           41,998
  John B. Sanfilippo &    4,600          113,068
Son, Inc.(c)
  Kellogg Co.            21,000          908,670
  Monsanto Co.           19,700        1,270,650
  NBTY, Inc.(c)           7,800          195,702
  Smithfield Foods,       1,250           39,439
Inc.(c)
  Sysco Corp.            17,600          630,080

                                     -----------
                                       6,902,286
                                     -----------
Furniture - 0.0%
  Aaron Rents, Inc.       7,700          154,000
                                     -----------
Insurance - 2.5%
  Aetna, Inc.            19,900        1,491,505
  Allmerica Financial    37,800        1,358,910
Corp.(c)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Insurance (Continued)
  The Allstate Corp.     28,800      $ 1,556,928
  American Financial      1,100           33,880
Group, Inc.
  American               49,300        2,731,713
International Group,
Inc.
  Assurant, Inc.         30,150        1,016,055
  Axis Capital Holdings  36,815          995,478
Ltd.
  CHUBB Corp.            14,500        1,149,415
  Everest Re Group Ltd.
                         13,075        1,112,812
  First American Corp.
                          1,400           46,116
  Genworth Financial, Inc23,500          646,720
  Hartford Financial     23,000        1,576,880
Services Group
  Max Re Capital Ltd.     7,600          178,828
  Ohio Casualty           1,800           41,364
Corp.(c)
  Platinum Underwriters   1,000           29,700
Holdings Ltd.
  Prudential Financial,   9,100          522,340
Inc.
  PXRE Group Ltd.         6,700          171,855
  Radian Group, Inc.     29,325        1,399,976
  UnumProvident Corp.    35,000          595,700
  W.R. Berkley Corp.     23,300        1,155,680
  WellPoint, Inc.(c)     13,300        1,667,155

                                     -----------
                                      19,479,010
                                     -----------
Machinery & Heavy
Equipment - 0.2%
  AGCO Corp.(c)           1,200           21,900
  Albany International    6,000          185,280
Corp. - Class A
  Bucyrus                 1,501           58,629
International, Inc. -
Class A
  Deere & Co.            13,900          933,107
  Flowserve Corp.(c)      2,000           51,740
  Kennametal, Inc.          600           28,494

                                     -----------
                                       1,279,150
                                     -----------
Manufacturing - 5.4%
  Actuant Corp. - Class   1,000           44,920
A(c)
  American Standard      25,800        1,199,184
Co., Inc.
  Aptargroup, Inc.        4,900          254,702
  Black & Decker         12,225          965,653
Corp.(d)
  BorgWarner, Inc.          750           36,510
  Briggs & Stratton      30,875        1,124,159
Corp.
  Brunswick Corp.
                         30,700        1,438,295
  The Clorox Co.
                         23,300        1,467,667
  Cooper Industries, Inc  9,575          684,804
  Cummins, Inc.          10,250          721,088
  Danaher Corp.          11,800          630,238
  Eaton Corp.            17,200        1,124,880
  Energizer Holdings,       625           37,375
Inc.(c)
  Fleetwood              11,600          100,920
Enterprises, Inc.(c)
  Fortune Brands, Inc.    8,300          669,229
  General Electric Co.  315,120       11,363,227
  Harsco Corp.              875           52,159
  Hexel Corp.(c)         13,000          201,630
  ITT Industries, Inc.   14,800        1,335,552
  Jones Apparel Group,   35,225        1,179,685
Inc.(d)
  K2, Inc.(c)            14,800          203,500
  Mattel, Inc.(d)
                         47,300        1,009,855
  Newell Rubbermaid, Inc.(d)
                         53,225        1,167,756
  Nike, Inc.             17,600        1,466,256
  Nucor Corp.            13,500          777,060
  Paxar Corp.(c)         10,400          221,936
  Pentair, Inc.          20,200          787,800
  Polo Ralph Lauren      18,400          713,920
Corp.
  Precision Castparts       550           42,356
Corp.
  Quanex Corp.(d)         1,600           85,312

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              93

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Manufacturing (Continued)
  Reunion Industries,          595   $       178
Inc.(c)
  Rockwell Automation,      8,200        464,448
Inc.
  Roper Industries,         4,400        288,200
Inc.
  Sealed Air Corp.(c)     13,900         721,966
  Sherwin-Williams Co.    50,275       2,211,597
  Snap-On, Inc.           32,150       1,022,048
  The Stanley Works(d)    17,450         789,962
  Textron, Inc.           14,300       1,067,066
  Timken Co.                 925          25,290
  Tyco International      87,500       2,957,500
Ltd. - ADR(d)
  V.F. Corp.                 625          36,962
  The Warnaco Group,      21,500         516,860
Inc.(c)
  York International      36,600       1,433,988
Corp.

                                     -----------
                                      42,643,693
                                     -----------
Measuring & Controlling Devices -
0.1%
  Thermo Electron         17,700         447,633
                                     -----------
Corp.(c)
Medical & Medical Services - 2.0%
  Accredo Health,          7,700         341,957
Inc.(c)
  Amgen, Inc.(c)(d)       16,140         939,509
  Caremark Rx, Inc.(c)    54,500       2,168,010
  Community Health        25,400         886,714
Systems, Inc.(c)
  Covance, Inc.(c)           975          46,420
  Coventry Health Care,   15,925       1,085,130
Inc.(c)
  CryoLife(c)             16,600         102,754
  CTI Molecular            6,200         125,674
Imaging, Inc.(c)
  Digene Corp.(c)          2,000          41,500
  Digirad Corp.(c)        31,500         244,125
  Exact Sciences           8,100          28,917
Corp.(c)
  HCA, Inc.               21,800       1,167,826
  McKesson Corp.          17,500         660,625
  Medco Health            15,500         768,335
Solutions, Inc.(c)
  MedImmune, Inc.(c)      21,625         514,891
  Noven                    3,000          50,880
Pharmaceuticals,
Inc.(c)
  Omnicare, Inc.           8,100         287,145
  Orchid Biosciences,     14,700         172,872
Inc.(c)
  PacifiCare Health        5,850         332,982
Systems, Inc.(c)
  Pediatrix Medical        4,200         288,078
Group, Inc.(c)
  Province Healthcare      1,725          41,555
Co.(c)
  Quest Diagnostics,       6,800         714,884
Inc.
  STERIS Corp.(c)         43,225       1,091,431
  TLC Vision Corp.(c)      1,800          17,046
  Triad Hospitals,        11,400         571,140
Inc.(c)
  UnitedHealth Group,     19,500       1,859,910
Inc.
  Universal Health        22,600       1,184,240
Services, Inc.
  VCA Antech, Inc.(c)      3,300          66,759

                                     -----------
                                      15,801,309
                                     -----------
Medical Instruments & Supplies -
1.8%
  Advanced Medical         2,200          79,662
Optics, Inc.(c)(d)
  Bausch & Lomb, Inc.     11,000         806,300
  Becton, Dickinson &     11,800         689,356
Co.
  Biosite, Inc.(d)           450          23,414
  Bruker BioSciences       5,300          18,656
Corp.(c)
  C.R. Bard, Inc.          9,300         633,144
  Charles River
Laboratories
    International,        37,800       1,778,112
Inc.(c)(d)
  Cytyc Corp.(c)(d)       45,000       1,035,450
  DJ Orthopedics,         14,700         368,235
Inc.(c)
  Edwards Lifesciences       925          39,978
Corp.(c)
  Guidant Corp.            6,700         495,130
  Hillenbrand             18,700       1,037,289
Industries, Inc.

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Medical Instruments & Supplies (Continued)
  Hologic, Inc.(c)         9,800     $   312,375
  Intralase Corp.(c)      14,100         236,034
  Invitrogen                 375          25,950
Corp.(c)(d)
  Johnson & Johnson       53,240       3,575,598
  Kinetic Concepts,        3,400         202,810
Inc.(c)
  LCA-Vision, Inc.         8,900         296,370
  PerkinElmer, Inc.       23,700         488,931
  Respironics, Inc.(c)       625          36,419
  St. Jude Medical,       21,700         781,200
Inc.(c)
  Sybron Dental            5,900         211,810
Specialties, Inc.(c)
  Symmetry Medical,        9,800         186,396
Inc.(c)
  Wright Medical Group,   10,100         242,400
Inc.(c)
  Zimmer Holdings,         3,100         241,211
Inc.(c)

                                     -----------
                                      13,842,230
                                     -----------
Metal & Mining - 1.7%
  Alpha Natural            3,200          91,744
Resources, Inc.(c)
  Arch Coal, Inc.         34,700       1,492,447
  Coeur d'Alene Mines     40,000         146,800
Corp.(c)
  CONSOL Energy, Inc.   138,300        6,502,866
  Massey Energy Co.      57,100        2,286,284
  MSC Industrial Direct  25,400          776,224
Co., Inc.
  Peabody Energy Corp.   38,600        1,789,496

                                     -----------
                                      13,085,861
                                     -----------
Motor Vehicles - 0.2%
  Ford Motor Co.         66,900          757,977
  PACCAR, Inc.            5,900          427,101
  Wabash National Corp.   1,100           26,840

                                     -----------
                                       1,211,918
                                     -----------
Oil & Gas - 6.3%
  Airgas, Inc.           14,500          346,405
  Amerada Hess Corp.(d)  11,600        1,116,036
  Baker Hughes, Inc.     19,800          880,902
  BJ Services Co.        25,000        1,297,000
  Cal Dive                1,075           48,698
International, Inc.
  CanArgo Energy        191,100          250,341
Corp.(c)
  Chesapeake Energy       2,875           63,078
Corp.
  ChevronTexaco Corp.    39,500        2,303,245
  Clayton Williams       42,000        1,087,800
Energy, Inc.(c)
  ConocoPhillips         33,700        3,634,208
  Devon Energy Corp.          2               96
  Diamond Offshore       21,925        1,094,058
Drilling, Inc.
  Energen Corp.           2,500          166,500
  Energy Partners         9,600          249,312
Ltd.(c)
  ENSCO International, Inc.
                         12,800          482,048
  EOG Resources, Inc.
                        107,400        5,234,676
  The Exploration Co.(c) 10,900           62,610
  Exxon Mobil Corp.     176,304       10,507,717
  Global Industries,     50,000          470,000
Inc.(c)
  Grant Prideco,          2,650           64,024
Inc.(c)
  Grey Wolf, Inc.(c)     38,900          255,962
  Halliburton Co.(d)     15,400          666,050
  Helmerich & Payne,        425           16,868
Inc.
  KCS Energy,            18,700          287,232
Inc.(c)(d)
  KeySpan Corp.          20,425          795,962
  Matador Resources         895           12,081
Co.(b)
  Nabors Industries       5,000          295,700
Ltd.(c)
  National Fuel Gas Co.  18,400          526,056
  Newfield Exploration   56,075        4,164,130
Co.(c)
  NiSource, Inc.         18,250          415,918

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
94

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Oil & Gas (Continued)
  Noble Corp.             12,600     $   708,246
  Noble Energy, Inc.(d)      625          42,511
  Occidental Petroleum    10,200         725,934
Corp.
  Oceaneering              1,700          63,750
International, Inc.(c)
  Oneok, Inc.(d)          19,275         594,056
  Parallel Petroleum       7,000          51,450
Corp.(c)
  Patterson-UTI Energy,   33,625         841,298
Inc.(d)
  Petrohawk Energy           565           5,921
Corp.(c)
  Pioneer Drilling        10,900         150,093
Co.(c)
  Pioneer Natural         28,875       1,233,540
Resources Co.
  Plains Exploration &
Production
    Co.(c)                44,500       1,553,050
  Pride International,    30,000         745,200
Inc.(c)
  Range Resources Corp.    4,900         114,464
  Remington Oil & Gas
Corp. - Class
    B(c)                   1,900          59,888
  Rowan Cos., Inc.        15,000         448,950
  Schlumberger Ltd.        6,100         429,928
  Smith International,       550          34,502
Inc.
  TETRA Technologies,      9,100         258,804
Inc.(c)
  Tidewater, Inc.          4,300         167,098
  Transocean, Inc.(c)     22,400       1,152,704
  Treasure Island       300,000          273,000
Royalty Trust(c)
  Universal Compression
Holdings,
    Inc.(c)                 775           29,349
  Valero Energy Corp.    23,000        1,685,210
  Vintage Petroleum,     37,300        1,173,458
Inc.
  Weatherford            11,600          672,104
International Ltd.(c)

                                     -----------
                                      50,009,221
                                     -----------
Paper & Forest Products - 0.4%
  Bowater, Inc.(d)       20,875          786,361
  Georgia-Pacific Corp.  34,400        1,220,856
  Louisiana-Pacific      24,500          615,930
Corp.
  MeadWestvaco Corp.     24,700          785,954

                                     -----------
                                       3,409,101
                                     -----------
Personal Services - 0.1%
  Corinthian Colleges,    4,100           64,452
Inc.(c)(d)
  Educate, Inc.(c)          600            8,322
  Education Management      800           22,360
Corp.(c)
  Laureate Education,    14,300          611,897
Inc.(c)

                                     -----------
                                         707,031
                                     -----------
Pharmaceuticals - 2.0%
  Allergan, Inc.(d)      10,000          694,700
  Angiotech               4,500           69,075
Pharmaceuticals,
Inc.(c)
  Barr Pharmaceuticals,     650           31,741
Inc.
  Bristol-Myers Squibb   63,500        1,616,710
Co.(d)
  Cephalon, Inc.(d)         275           12,878
  Genentech, Inc.(c)     18,800        1,064,268
  Gilead Sciences,       12,500          447,500
Inc.(c)
  ICOS Corp.(c)          14,000          314,440
  Kos Pharmaceuticals,    1,025           42,722
Inc.
  Merck & Co., Inc.(d)   52,400        1,696,188
  Millennium              2,600           21,892
Pharmaceuticals,
Inc.(c)
  Nabi                   10,800          134,784
Biopharmaceuticals(c)
  Nektar                  2,100           29,274
Therapeutics(c)
  Novartis AG - ADR      39,330        1,839,857
  OSI Pharmaceuticals,    9,900          409,266
Inc.(c)
  Par Pharmaceutical     19,750          660,440
Cos., Inc.(c)
  Pfizer, Inc.          133,282        3,501,318

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Pharmaceuticals (Continued)
  Protein Design Labs,      775      $    12,392
Inc.(c)
  Shire Pharmaceuticals
Group PLC -
    ADR                  21,900          750,732
  Valeant
Pharmaceuticals
    International         7,400          166,648
  Watson                 29,050          892,706
Pharmaceuticals,
Inc.(c)
  Wyeth                  29,400        1,240,092

                                     -----------
                                      15,649,623
                                     -----------
Publishing & Printing -
0.5%
  Banta Corp.             3,400          145,520
  Dow Jones & Company,   32,050        1,197,708
Inc.(d)
  Journal Register        2,225           37,158
Co.(c)
  The McGraw-Hill        16,200        1,413,450
Companies, Inc.
  Playboy Enterprises,
Inc. - Class
    B(c)                  5,900           76,110
  R.R. Donnelley & Sons  39,400        1,245,828
Corp.
  Scholastic Corp.(c)     1,325           48,879

                                     -----------
                                       4,164,653
                                     -----------
Railroad & Shipping -
0.4%
  Burlington Northern    28,600        1,542,398
Santa Fe Corp.
  CSX Corp.              14,525          604,966
  FedEx Corp.             8,000          751,600

                                     -----------
                                       2,898,964
                                     -----------
Real Estate - 0.9%
  AMB Property Corp.      1,250           47,250
  Boston Properties, Inc.
                         19,700        1,186,531
  Cendant Corp.
                        134,700        2,766,738
  Centex Corp.           19,000        1,088,130
  Developers                600           23,850
Diversified Realty
Corp.
  Eagle Hospitality
Properties Trust,
    Inc.                 21,600          193,752
  Equity Office          26,300          792,419
Properties Trust
  General Growth         23,900          814,990
Properties, Inc.
  LaSalle Hotel Properties
                          7,400          214,970
  Mack-Cali Realty Corp.
                          1,150           48,702

                                     -----------
                                       7,177,332
                                     -----------
Restaurants - 0.5%
  AFC Enterprises,        3,600           91,836
Inc.(c)
  Darden Restaurants,    15,350          470,938
Inc.
  Jack in the Box, Inc.
                          1,150           42,665
  McDonald's Corp.
                         54,200        1,687,788
  RARE Hospitality International,
    Inc.(c)                 500           15,440
  Ruby Tuesday, Inc.(d)  20,000          485,800
  Starbucks Corp.(c)      6,100          315,126
  Texas Roadhouse,        6,200          174,096
Inc.(c)
  Triarc Cos. - Class A   7,700          109,340
  Wendy's                15,525          606,096
International, Inc.

                                     -----------
                                       3,999,125
                                     -----------
Retail Merchandising -
3.4%
  99 Cents Only          12,100          159,357
Stores(c)
  American Eagle          1,675           49,496
Outfitters, Inc.
  AnnTaylor Stores       24,250          620,558
Corp.(c)(d)
  AutoNation, Inc.        1,500           28,410
  AutoZone, Inc.(c)(d)   10,175          871,998
  Barnes & Noble,        28,175          971,756
Inc.(c)
  Bed, Bath & Beyond,     9,800          358,092
Inc.(c)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              95

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
United States (Continued)
Retail Merchandising (Continued)
  BJ's Wholesale Club,      2,275    $     70,662
Inc.(c)
  Brookstone, Inc.(c)       6,900         111,918
  CDW Corp.               13,300          753,844
  Central Garden & Pet       500           21,930
Co.(c)
  Chico's FAS,            40,400        1,141,704
Inc.(c)(d)
  Coach, Inc.(c)          18,860        1,068,042
  CVS Corp.               15,300          805,086
  Federated Department    45,850        2,917,894
Stores, Inc.
  Foot Locker, Inc.        8,800          257,840
  The Gap, Inc.           36,700          801,528
  Handleman Co.            9,500          180,120
  The Home Depot, Inc.    26,600        1,017,184
  Hot Topic, Inc.(c)       3,700           80,845
  J. Jill Group,          24,500          337,120
Inc.(c)
  Jarden Corp.(c)(d)      22,275        1,021,977
  Jos. A. Bank             8,000          234,400
Clothiers, Inc.(c)(d)
  Kohl's Corp.(c)         15,800          815,754
  The Kroger Co.(c)       65,200        1,045,156
  Longs Drug Stores          800           27,376
Corp.
  Michaels Stores, Inc.    1,850           67,155
  The Neiman-Marcus
Group, Inc. -
    Class A                  975           89,222
  Nordstrom, Inc.         15,300          847,314
  Payless ShoeSource,      1,950           30,789
Inc.
  PETsMART, Inc.(d)       35,000        1,006,250
  Reebok International    12,800          567,040
Ltd.(d)
  Ruddick Corp.            1,400           32,410
  Simon Property Group,   22,300        1,350,934
Inc.
  The Sports Authority,    7,300          200,750
Inc.(c)
  Staples, Inc.           44,500        1,398,635
  Supervalue, Inc.        31,100        1,037,185
  Target Corp.            32,000        1,600,640
  Too, Inc.(c)             5,300          130,751
  Wal-Mart Stores, Inc.   18,400          922,024
  West Marine, Inc.(c)     3,600           76,536
  Williams-Sonoma,        24,900          915,075
Inc.(c)
  The Yankee Candle       19,900          630,830
Co.(c)

                                     ------------
                                       26,673,587
                                     ------------
Security Brokers & Dealers - 1.1%
  A.G. Edwards, Inc.       9,175          411,040
  E*TRADE Financial       43,250          519,000
Corp.(c)
  iShares Russell 1000
Value Index
    Fund                  33,500        2,205,975
  iShares Russell 2000
Value Index
    Fund                  11,925        2,189,430
  iShares Russell
Midcap Growth
    Index Fund             3,110          258,037
  Janus Capital Group,    77,100        1,075,545
Inc.
  Lehman Brothers         13,500        1,271,160
Holdings, Inc.
  Nasdaq-100 Index        12,900          471,495
Tracking Stock

                                     ------------
                                        8,401,682
                                     ------------
Semiconductors & Related Devices -
0.7%
  Altera Corp.(c)         35,800          708,124
  Cypress Semiconductor   46,175          581,805
Corp.(c)
  Integrated Device
Technology,
    Inc.(c)               15,700          188,871
  International              925           42,088
Rectifier Corp.(c)
  Lam Research            39,500        1,139,970
Corp.(c)(d)
  Linear Technology       31,100        1,191,441
Corp.
  Micron Technology,      35,600          368,104
Inc.(c)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
United States (Continued)
Semiconductors & Related Devices (Continued)
  Microsemi Corp.(c)       2,500     $     40,725
  O2Micro International   32,300          332,367
Ltd.(c)
  QLogic Corp.(c)(d)       8,850          358,425
  Rudolph Technologies,   23,800          358,428
Inc.(c)
  Teradyne, Inc.(c)       28,600          417,560

                                     ------------
                                        5,727,908
                                     ------------
Soaps & Cosmetics -
0.5%
  Avon Products, Inc.     15,500          665,570
  NU Skin Enterprises,     7,900          177,829
Inc.
  The Procter & Gamble    63,280        3,353,840
Co.(d)

                                     ------------
                                        4,197,239
                                     ------------
Telecommunications -
2.2%
  Adtran, Inc.(d)         25,700          453,348
  ALLTEL Corp.(d)         10,800          592,380
  Amdocs Ltd.(c)          31,000          880,400
  American Tower Corp.
- Class
    A(c)(d)               40,400          736,492
  Arris Group, Inc.(c)    38,800          268,108
  Avid Technology,        16,600          898,392
Inc.(c)
  CenturyTel, Inc.           925           30,377
  Harman International
Industries,
    Inc.                  10,300          911,138
  Harris Corp.            15,950          520,769
  Motorola, Inc.        107,600         1,610,772
  Nextel                 16,700           474,614
Communications, Inc.(c)
  Nextel Partners, Inc.  46,900         1,029,924
- Class A(c)(d)
  Qualcomm, Inc.         14,200           520,430
  SBC Communications,    82,700         1,959,163
Inc.(d)
  Scientific-Atlanta,    41,650         1,175,363
Inc.
  Sprint Corp.(d)        72,500         1,649,375
  Syniverse Holdings,    17,600           242,880
Inc.(c)
  Verizon                92,800         3,294,400
Communications, Inc.
  West Corp.              1,400            44,800

                                     ------------
                                       17,293,125
                                     ------------
Tobacco - 0.5%
  Altria Group, Inc.
                         56,800         3,714,152
                                     ------------
Transportation - 0.2%
  C.H. Robinson Worldwide, Inc.
                            500            25,765
  J.B. Hunt Transport    11,950           523,052
Services, Inc.
  Landstar System,        7,000           229,250
Inc.(c)
  Ryder Systems,         11,075           461,828
Inc.(d)
  SCS Transportation,    10,900           202,631
Inc.(c)
  Werner Enterprises,     2,700            52,461
Inc.
  Yellow Roadway            875            51,221
Corp.(c)

                                     ------------
                                        1,546,208
                                     ------------
Waste Management - 0.1%
  Republic Services, Inc.
                            875            29,295
  Stericycle, Inc.(c)    10,800           477,360
  URS Corp.(c)            8,000           230,000

                                     ------------
                                          736,655
                                     ------------
                                      440,757,362
                                     ------------
TOTAL COMMON STOCKS
  (Cost $467,587,577)                 538,755,376
                                     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
96

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
PREFERRED STOCKS - 0.7%
Insurance - 0.3%
  ING Groep NV             66,754    $2,021,429
                                     ----------
Retail Merchandising - 0.2%
  Koninklijke Ahold       180,724     1,517,307
                                     ----------
NV(c)
Transportation - 0.2%
  TNT NV                   62,178     1,773,767
                                     ----------
TOTAL PREFERRED STOCKS
  (Cost $5,269,884)                   5,312,503
                                     ----------

                                      PAR
                       MATURITY      (000)
                    -------------- ---------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.2%
  Federal Home Loan Mortgage
  Corp. Gold, Unsecured Notes
       4.12%            02/24/11    $   325      315,324
  Federal Home Loan Mortgage
  Corp., Unsecured Notes
       3.88%            11/10/08        535      526,419
       4.62%            05/28/13        150      144,609
  Federal National Mortgage
  Association, Unsecured Notes
       2.35%         04/06-04/07        630      613,005
       1.75%            06/16/06         90       87,820
  Resolution Funding Corp. Strip
  Bonds
       6.29%(e)         07/15/18        150       77,300
       6.30%(e)         10/15/18        150       76,184
  Small Business Investment Cos.
  Pass-Through, Series 97-P10C,
  Class 1
       6.85%            08/01/07        244      253,708
  U.S. Treasury Bonds
       3.50%            11/15/09        860      836,686
      10.38%            11/15/12        295      341,762
       8.88%            02/15/19        650      919,953
       6.25%         08/23-05/30      3,475    4,151,011
       6.00%            02/15/26        380      434,699
       6.12%            11/15/27        605      707,117
       5.38%(f)         02/15/31        475      517,693
  U.S. Treasury Notes
       2.50%            05/31/06        335      330,996
       2.38%            08/31/06         95       93,345
       3.12%            01/31/07         95       93,924
       3.38%            02/28/07        125      124,087
       3.00%            11/15/07        555      542,946
       5.62%            05/15/08      4,800    5,030,813
       3.62%            01/15/10        205      200,091
       5.75%            08/15/10      1,325    1,421,891
       4.25%         08/14-11/14        380      372,341
       4.00%(f)         02/15/15     14,135   13,580,638
       7.25%            05/15/16      1,425    1,747,462

                                              ----------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $33,516,168)                          33,541,824
                                              ----------

                                     PAR
                       MATURITY     (000)       VALUE
                    ------------- --------- -------------
MORTGAGE PASS-THROUGHS - 5.0%
  Federal Home Loan Mortgage
  Corp. Gold
       8.00%         08/08-08/27   $    49   $    52,374
       8.50%            07/01/09         0            24
       4.00%         05/10-05/19       245       238,036
       6.00%         04/13-06/16       225       232,154
       5.00%         11/17-05/34       380       373,682
       9.50%            12/01/22       461       506,572
       7.50%            09/01/27         1           602
       6.50%         01/29-08/32       174       181,039
       5.50%         07/33-08/33     1,292     1,295,137
  Federal National Mortgage
  Association
       8.00%         04/08-02/33       401       429,028
       7.00%         08/08-10/32       705       741,740
       8.50%            02/01/09        27        28,537
       6.50%         01/11-04/35     1,999     2,079,682
       6.00%         09/11-04/35     4,985     5,115,912
       5.50%         04/17-01/35    10,500    10,661,541
       5.00%         03/18-02/35     5,803     5,734,445
       4.00%         07/18-01/20       851       815,658
       4.50%         09/18-04/35     2,151     2,072,157
       7.50%         10/25-01/31       926       990,211
  Government National Mortgage
  Association
       6.50%         02/09-05/32     1,028     1,076,008
       7.50%         11/10-12/29        87        92,193
       6.00%         10/23-02/34     2,728     2,803,328
       7.00%         01/25-05/32       377       398,747
       5.50%         04/33-12/34     1,342     1,356,353
       5.00%            10/20/33     1,760     1,736,293
  Government National Mortgage
  Association 1 Year CMT
       3.75%(g)         05/20/34       280       278,354
  MLCC Mortgage Investors, Inc.,
  Series 95-C2 (IO)
      10.40%(e)         06/15/21     2,599        45,635

                                             -----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $39,034,426)                          39,335,442
                                             -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.3%
  Federal Home Loan Mortgage
  Corp., Series 2668, Class AD
       4.00%            01/15/15       263       261,326
  Federal Home Loan Mortgage
  Corp., Series 2707, Class PW
       4.00%            07/15/14       513       512,077
  Federal Home Loan Mortgage
  Corp., Series 2730, Class PA
       3.75%            03/15/11       651       651,270
  Federal Home Loan Mortgage
  Corp., Series 2748, Class LJ
       4.00%            03/15/10       217       217,134
  Federal Home Loan Mortgage
  Corp., Series 2864, Class NA
       5.50%            01/15/31       190       195,065

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              97

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association, Series 04-99, Class
    AO
    5.50%                                    01/25/34     $  158    $  159,236
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (IO)
    7.00%(e)                                 02/17/17         64        16,643
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (PO)
    1.51%(e)                                 02/17/17         71        66,071
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (IO)
    7.00%(e)                                 03/06/17         53        14,511
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (PO)
    1.35%(e)                                 03/06/17         56        50,605
  Structured Asset Securities Corp.,
    Series 96-CFL, Class X1 (IO)
    5.05%(e)                                 02/25/28      1,053        53,950

                                                                    ----------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $2,349,668)                                                  2,197,888
                                                                    ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 6.4%
  Americredit Automobile Receivables
    Trust, Series 02-D, Class A4
    3.40%                                    04/13/09        350       348,371
  Bank of America Alternative Loan
    Trust, Series 04-6, Class 4A1
    5.00%                                    07/25/19         92        89,637
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 00-WF2,
    Class A2
    7.32%                                    10/15/32        475       528,433
  Bear Stearns Commercial Mortgage
    Securities, Series 99-WF2, Class
    A2
    7.08%                                    07/15/31        250       272,353
  Bear Stearns Commercial Mortgage
    Securities, Series 02-TOP6,
    Class A1
    5.92%                                    10/15/36        887       925,258
  Bear Stearns Commercial Mortgage
    Securities, Series 04-PWR4,
    Class A1
    4.36%                                    06/11/41        915       908,955
  CDC Commercial Mortgage Trust,
    Series 02-FX1, Class A1
    5.25%                                    05/15/19      1,725     1,757,498
  Centex Home Equity, Series 02-A,
    Class MF2
    6.54%                                    01/25/32        478       484,111
  Chase Commercial Mortgage
    Securities Corp., Series 98-2,
    Class A2
    6.39%                                    11/18/30      1,475     1,558,836
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class C
    6.48%(g)                                 09/15/30        275       290,245
  Commercial Mortgage
    Pass-Through, Series 2000-C1,
    Class A2
    7.42%                                    08/15/33        180       199,116
  Countrywide Alternative Loan Trust,
    Series 04-27CB, Class A1
    6.00%                                    12/25/34        236       237,479

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Countrywide Home Loans, Series
    01-HYB2, Class B2
    5.54%(g)                                 09/19/31     $  426    $  430,037
  Countrywide Home Loans, Series
    02-HYB2, Class B1
    4.78%(g)                                 09/19/32         77        76,881
  Countrywide Home Loans, Series
    03-27, Class M
    3.98%(g)                                 06/25/33        884       853,874
  Countrywide Home Loans, Series
    03-58, Class B1
    4.57%(g)                                 02/19/34        247       238,290
  DLG Commercial Mortgage Corp.,
    Series 99-CG1, Class A1B
    6.46%                                    03/10/32        150       159,080
  Fannie Mae Grantor Trust, Series
    03-T1, Class R (IO)
    1.00%(e)                                 11/25/12      6,773       232,355
  Federal National Mortgage
    Association, Series 03-84, Class
    GA
    4.50%                                    04/25/09      1,074     1,078,129
  Federal National Mortgage
    Association, Series 04-31, Class
    PK
    3.50%                                    06/25/10        750       748,413
  First Union-Lehman Brothers-Bank
    of America Commercial Mortgage
    Trust, Series 98-C2, Class C3
    6.56%                                    11/18/35        180       189,633
  First Union-Lehman Brothers-Bank
    of America, Series 98-C2, Class
    A1
    6.28%                                    11/18/35         28        27,744
  General Electric Business Loan
    Trust, Series 03-2A, Class B
    3.81%(g)                                 11/15/31      1,116     1,156,698
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                    08/15/36        179       195,246
  GGP Mall Properties Trust, Series
    01-C1A, Class C2
    5.56%                                    11/15/11        494       505,089
  GGP Mall Properties Trust, Series
    01-C1A, Class C3
    4.11%(g)                                 02/15/14         53        53,065
  Granite Mortgages PLC, Series
    04-2, Class 1C
    3.75%(g)                                 06/20/44        250       250,000
  Holmes Financing PLC, Series 8,
    Class 1C
    3.28%(g)                                 07/15/40        250       249,969
  Impac CMB Trust, Series 02-3,
    Class B
    5.05%(g)                                 06/25/32        129       129,119
  Impac CMB Trust, Series 02-4F,
    Class M1
    5.58%(g)                                 11/25/32         38        38,512
  Impac CMB Trust, Series 03-5,
    Class M1
    3.60%(g)                                 08/25/33        128       129,394
  Impac CMB Trust, Series 03-7,
    Class M
    4.50%(g)                                 08/25/33         74        75,208

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
98

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Impac CMB Trust, Series 04-1,
    Class M4
    4.05%(g)                          03/25/34     $  187    $  187,312
  Impac CMB Trust, Series 04-5,
    Class 1A1
    3.21%(g)                          10/25/34        412       411,722
  Impac CMB Trust, Series 04-7,
    Class 1A1
    3.22%(g)                          11/25/34        977       978,611
  Impac CMB Trust, Series 04-7,
    Class M4
    4.05%(g)                          11/25/34        470       471,508
  IStar Asset Receivables Trust,
    Series 02-1A, Class D
    3.70%(g)                          05/28/20        225       225,649
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    03-FL1A, Class D
    4.00%(g)                          02/17/15         87        87,421
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    FL1A, Class F
    4.75%(g)                          02/17/15         87        87,614
  J.P. Morgan Commercial Mortgage
    Finance Corp., Series 97-C5,
    Class C
    7.24%                             09/15/29      1,600     1,732,310
  J.P. Morgan Commercial Mortgage
    Finance Corp., Series 99-C7,
    Class A1
    6.18%                             10/15/35         96        99,005
  J.P. Morgan Commercial Mortgage
    Finance Corp., Series 99-C7,
    Class A2
    6.51%                             10/15/35        600       635,411
  J.P. Morgan Commercial Mortgage
    Finance Corp., Series 99-PLS1,
    Class A2
    7.31%(g)                          02/15/32      1,550     1,668,745
  J.P. Morgan Commercial Mortgage
    Finance Corp., Series 99-PLSI,
    Class D
    7.31%(g)                          02/15/32        650       706,570
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    98-C4, Class A1B
    6.21%                             10/15/35        460       483,519
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    99-C2, Class A2
    7.32%                             10/15/32        250       274,245
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    99-C2, Class E
    7.47%                             10/15/32        125       137,359
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 01-C7,
    Class A3
    5.64%                             12/15/25      2,153     2,220,982
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 01-C7,
    Class A4
    5.93%                             12/15/25        825       865,532
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 01-WM,
    Class A1
    6.16%                             07/14/16        817       856,076

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 02-C4,
    Class A3
    4.07%                             09/15/26     $1,796    $1,761,213
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 03-C8,
    Class A1
    3.64%                             11/15/27        510       500,433
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 04-C2,
    Class A1
    2.95%                             03/15/29        349       333,056
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 04-C2,
    Class A2
    3.25%                             03/15/29      1,500     1,430,874
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 04-C4,
    Class A2
    4.57%                             06/15/29      1,325     1,323,295
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 04-C6,
    Class A1
    3.88%                             08/15/29        263       258,282
  Long Beach Mortgage Loan Trust,
    Series 04-1, Class M5
    3.95%(g)                          02/25/34        475       480,837
  Lothian Mortgages PLC, Series 3A,
    Class A1
    2.83%(g)                          07/24/19        224       224,051
  Master Alternative Loans Trust,
    Series 04-4, Class 1A1
    5.50%                             05/25/34        174       173,732
  Morgan Stanley Capital I, Series
    97-WF1, Class A2
    7.22%                             07/15/29        456       476,858
  Morgan Stanley Capital I, Series
    99-WF1, Class A2
    6.21%                             11/15/31        475       499,021
  Morgan Stanley Capital I, Series
    04-XLF, Class G
    3.86%(g)                          04/15/16        300       301,871
  Morgan Stanley Dean Witter Capital
    I, Series 99-WF1, Class A1
    5.91%                             11/15/31        195       198,503
  Morgan Stanley Dean Witter Capital
    I, Series 01-TOP1, Class C
    7.00%                             02/15/33        125       137,107
  Morgan Stanley Dean Witter Capital
    I, Series 02-TOP7, Class A1
    5.38%                             01/15/39        690       709,200
  Mortgage Capital Funding, Inc.,
    Series 98-MC2, Class B
    6.55%                             06/18/30        295       311,714
  Nationslink Funding Corp., Series
    98-2, Class A2
    6.48%                             08/20/30        225       237,324
  Nationslink Funding Corp., Series
    98-2, Class B
    6.80%                             08/20/30        525       559,950
  Nationslink Funding Corp., Series
    99, Class 1
    6.32%                             01/20/31      2,154     2,260,029
  Nationslink Funding Corp., Series
    99-2, Class D
    7.59%(g)                          06/20/31        175       191,326

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              99

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Option One Mortgage Loan Trust,
    Series 98-MC2, Class B
    5.75%(g)                          08/25/33     $  125    $   129,794
  Option One Mortgage Loan Trust,
    Series 02-6, Class M1
    3.60%(g)                          11/25/32        150        151,257
  Permanent Financing PLC, Series
    5, Class 1C
    3.47%(g)                          06/10/42        550        550,000
  Residential Asset Mortgage
    Products, Inc., Series 03-RZ2,
    Class B
    5.50%(g)                          04/25/33        425        425,267
  Salomon Brothers Mortgage
    Securities VII, Series 00-C1,
    Class A2
    7.52%                             12/18/09        460        501,543
  Salomon Brothers Mortgage
    Securities VII, Series 01-MMA,
    Class A2
    6.13%                             02/18/34        482        498,255
  Structured Asset Securities Corp.,
    Series 01-21A, Class B2
    6.37%(g)                          01/25/32         57         57,280
  Structured Asset Securities Corp.,
    Series 03-2A, Class B2II
    5.40%(g)                          02/25/33        222        219,804
  Wachovia Bank Commercial
    Mortgage Trust, Series 03-C5,
    Class A1
    2.99%                             06/15/35      1,086      1,012,869
  Wachovia Bank Commercial
    Mortgage Trust, Series 04-C12,
    Class A1
    3.40%                             07/15/41      1,286      1,258,480
  Wachovia Bank Commercial
    Mortgage Trust, Series 04-WHL3,
    Class G
    3.59%(g)                          03/15/14        250        250,806
  Washington Mutual Mortgage Loan
    Trust, Series 03-AR8, Class B1
    4.21%(g)                          08/25/33        398        389,432
  Washington Mutual Mortgage
    Securities Corp., Series 03-AR11,
    Class A6
    3.98%(g)                          10/25/33      1,350      1,317,928
  Washington Mutual Mortgage
    Securities Corp., Series 03-AR4,
    Class A6
    3.42%(g)                          05/25/33        850        830,087
  Washington Mutual, Series 03-AR1,
    Class A4
    4.13%(g)                          03/25/33         41         40,646
  Washington Mutual, Series 03-AR3,
    Class A5
    3.93%(g)                          04/25/33        300        293,921
  Washington Mutual, Series 03-AR3,
    Class B2
    4.74%(g)                          04/25/33        235        232,098
  Washington Mutual, Series 03-AR5,
    Class A6
    3.70%(g)                          06/25/33        850        831,450
  Washington Mutual, Series 03-AR5,
    Class B2
    4.52%(g)                          06/25/33        477        473,113

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Washington Mutual, Series 04-AR1,
    Class B1
    4.52%(g)                          03/25/34     $1,247    $ 1,195,773
  Washington Mutual, Series 04-AR3,
    Class B1
    4.19%(g)                          06/25/34        224        218,607
  Wells Fargo Mortgage Backed
    Securities, Series 04-K, Class
    1A2
    4.48%(g)                          07/25/34        518        504,744

                                                             -----------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $51,072,468)                                          50,298,449
                                                             -----------
ASSET BACKED SECURITIES - 3.6%
  Ameriquest Mortgage Securities,
    Inc., Series 02-3, Class M2
    4.10%(g)                          08/25/32        425        427,963
  Amortizing Residential Collateral
    Trust, Series 02-BC1, Class B
    4.90%(g)                          01/25/32        432        433,412
  Amortizing Residential Collateral
    Trust, Series 02-BC10, Class A3
    3.28%(g)                          01/25/33         20         20,079
  Amortizing Residential Collateral
    Trust, Series 02-BC3, Class M2
    3.95%(g)                          06/25/32        575        579,870
  Amortizing Residential Collateral
    Trust, Series 02-BC5, Class M2
    4.05%(g)                          07/25/32        250        252,504
  Asset Backed Funding Corp. Net
    Interest Margin Trust, Series
    04-OPT4, Class N1
    4.45%                             05/26/34         85         84,076
  Bank One Issuance Trust, Series
    02-C3, Class C3
    3.76%                             08/15/08        300        300,146
  Capital Auto Receivables Asset
    Trust, Series 02-1, Class A4
    4.16%                             07/16/07        157        157,404
  Caterpillar Financial Asset Trust,
    Series 04-A, Class A3
    3.13%                             01/26/09        500        493,699
  Centex Home Equity Loan Trust,
    Series 03-B, Class M3
    5.95%(g)                          06/25/33        475        495,990
  Chase Funding Mortgage Loan
    Asset-Backed Certificates, Series
    03-2, Class 1A4
    3.99%                             08/25/29        275        273,964
  Chase Funding Net Interest Margin
    Trust, Series 03-6A, Class NOTE
    5.00%                             01/27/35         23         23,242
  Chase Funding Net Interest Margin,
    Series 04-1A, Class NOTE
    3.75%                             03/27/35         52         51,905
  Chase Manhattan Auto Owner
    Trust, Series 01-B, Class A4
    3.80%                             05/15/08         65         65,004
  Chase Manhattan Auto Owner
    Trust, Series 02-A, Class CTFS
    4.17%                             09/15/08        346        347,120

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
100

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  Chase Manhattan Auto Owner
    Trust, Series 03-B, Class CTFS
    2.43%                              02/16/10     $1,440    $1,414,870
  Citibank Credit Card Issuance
    Trust, Series 00-C1, Class C1
    7.45%                              09/15/07        300       305,429
  Citibank Credit Card Issuance
    Trust, Series 01-C3, Class C3
    6.65%                              05/15/08        575       591,544
  Citibank Credit Card Issuance
    Trust, Series 03-A6, Class A6
    2.90%                              05/17/10        250       239,726
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                              01/20/09        450       437,854
  Countrywide Asset-Backed
    Certificates, Series 02-2, Class
    M2
    4.00%(g)                           12/25/31         75        75,441
  Countrywide Asset-Backed
    Certificates, Series 03-2, Class
    M2
    4.50%(g)                           03/26/33      1,075     1,100,233
  Countrywide Asset-Backed
    Certificates, Series 03-3, Class B
    6.35%(g)                           11/25/31        250       256,240
  Countrywide Asset-Backed
    Certificates, Series 03-3, Class
    M6
    5.75%(g)                           07/25/32      1,500     1,548,229
  Countrywide Asset-Backed
    Certificates, Series 03-BCI, Class
    M2
    4.85%(g)                           09/25/32        300       304,521
  Countrywide Asset-Backed
    Certificates, Series 04-13, Class
    AV4
    3.14%(g)                           06/25/35        218       218,309
  Credit-Based Asset Servicing and
    Securitization, Series 04-CB4,
    Class M1
    5.77%(g)                           05/25/35        275       279,080
  Distribution Financial Services
    Trust, Series 01-1, Class A4
    5.67%                              01/17/17         46        46,538
  Fleet Commercial Loan Master
    LLC, Series 02-1A, Class B1
    3.70%(g)                           11/16/09        475       476,092
  Fleet Commercial Loan Master
    LLC, Series 02-1A, Class C1
    4.90%(g)                           11/16/09        750       754,950
  Ford Credit Auto Owner Trust,
    Series 02-A, Class A4A
    4.36%                              09/15/06        181       181,323
  Ford Credit Auto Owner Trust,
    Series 02-A, Class B
    4.79%                              11/15/06        525       527,446
  Ford Credit Auto Owner Trust,
    Series 03-A, Class B2
    3.22%(g)                           08/15/07        325       326,180
  Ford Credit Auto Owner Trust,
    Series 03-B, Class C
    4.18%                              01/15/08         75        74,671
  General Electric Business Loan
    Trust, Series 03-1, Class A
    3.24%(g)                           04/15/31        329       332,535

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  General Electric Business Loan
    Trust, Series 03-1, Class B
    4.11%(g)                           04/15/31     $  219    $  225,348
  General Electric Business Loan
    Trust, Series 04-1, Class B
    3.51%(g)                           05/15/32        264       266,159
  Green Tree Financial Corp., Series
    96-6, Class A6
    7.95%                              09/15/27        475       502,041
  Green Tree Financial Corp., Series
    96-7, Class A6
    7.65%                              10/15/27        454       479,528
  Hedged Mutual Fund Fee Trust,
    Series 03-1A, Class 2
    5.22%                              11/30/10      1,724     1,724,306
  HFG Healthco-4 LLC, Series 02-1A,
    Class A
    3.85%(g)                           06/05/07        200       199,570
  HFG Healthco-4 LLC, Series 02-1A,
    Class B
    4.05%(g)                           06/05/07        125       124,846
  Impac CMB Trust, Series 02-5,
    Class A1
    3.59%(g)                           07/25/32         72        71,935
  Impac CMB Trust, Series 02-8,
    Class A
    3.31%(g)                           03/25/33         52        52,501
  Knollwood CDO Ltd., Series 04-1A,
    Class C
    5.81%(g)                           01/10/39        205       203,715
  Long Beach Asset Holdings Corp.
    Net Interest Margin, Series 04-2,
    Class N1
    4.94%                              06/25/34         77        77,402
  Long Beach Mortgage Loan Trust,
    Series 03-4, Class M5A
    6.85%(g)                           08/25/33        200       208,134
  Massachusetts RRB Special
    Purpose Trust, Series 01-1, Class
    A
    6.53%                              06/01/15      1,158     1,231,615
  MBNA Credit Card Master Note
    Trust, Series 04-A4, Class A4
    2.70%                              09/15/09        350       340,539
  MBNA Credit Card Master Notes
    Trust, Series 01-C3, Class C3
    6.55%                              12/15/08        575       592,800
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A3
    2.23%                              03/15/07      1,250     1,242,956
  Option One Mortgage Loan Trust,
    Series 02-6, Class M2
    4.55%(g)                           11/25/32        575       581,674
  Option One Mortgage Loan Trust,
    Series 03-4, Class A4
    3.17%(g)                           07/25/33        414       414,946
  Option One Mortgage Loan Trust,
    Series 03-4, Class M5A
    6.60%(g)                           07/25/33        275       280,534
  Pacific Coast Asset Backed
    Securties CDO, Series 1A, Class
    A
    3.13%(g)                           10/25/36        344       334,323

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             101

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  PSE&G Transition Funding LLC,
    Series 01-1, Class A3
    5.98%                               06/15/08     $  600    $   609,714
  Residential Asset Securities Corp.,
    Series 02-KS4, Class AIIB
    3.10%(g)                            07/25/32        124        124,107
  Residential Asset Securities Corp.,
    Series 03-KS1, Class M2
    4.60%(g)                            01/25/33        625        631,190
  Residential Asset Securities Corp.,
    Series 03-KS10, Class MII2
    4.20%(g)                            12/25/33      1,000      1,018,007
  Residential Asset Securities Corp.,
    Series 03-KS2, Class MII2
    4.60%(g)                            04/25/33        425        433,115
  Residential Asset Securities Corp.,
    Series 03-KS9, Class AI1
    3.01%(g)                            02/25/21         25         24,859
  Residential Asset Securities Corp.,
    Series 04-KS3, Class MII3
    4.65%(g)                            04/25/34        400        399,995
  Residential Funding Mortgage
    Securities ll, Series 04-HS2,
    Class AI1
    3.00%(g)                            12/25/18        315        314,947
  Small Business Administration
    Participation Certificates, Series
    97-20F, Class 1
    7.20%                               06/01/17        892        944,038
  Structured Asset Investment Loan
    Trust, Series 03-BC2, Class M2
    4.80%(g)                            04/25/33        350        352,142
  Structured Asset Investment Loan
    Trust, Series 03-BC3, Class M2
    4.80%(g)                            04/25/33        250        251,715
  Structured Asset Receivables Trust,
    Series 03-2
    2.03%(g)                            01/21/09        230        229,873
  Sutter CBO Ltd., Series 01-1A,
    Class A3L
    4.51%(g)                            05/15/07        425        422,875

                                                               -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $28,208,846)                                            28,409,038
                                                               -----------
CORPORATE BONDS - 8.3%
Aerospace - 0.2%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                               12/01/29         45         60,893
  Northrop Grumman Corp.,
    Debentures
    7.88%                               03/01/26         75         93,964
  Northrop Grumman Corp., Senior
    Debentures
    7.75%                               02/15/31        200        252,807
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                               11/16/06         55         54,943
  Systems 2001 Asset Trust LLC,
    Equipment Trust Notes
    6.66%(h)                            09/15/13        699        757,885

                                                               -----------
                                                                 1,220,492
                                                               -----------

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Banks - 0.4%
  Bank of America Corp., Senior
    Notes
    5.88%                               02/15/09     $   45    $    47,038
  Bank of America Corp., Senior
    Unsecured Notes
    5.25%                               02/01/07         25         25,473
    3.25%                               08/15/08         75         72,221
  Bank of America Corp.,
    Subordinated Notes
    7.40%                               01/15/11        325        366,387
  Bank of Scotland Treasury
    Services, Unsecured Notes
    3.50%(h)                            11/30/07         65         63,662
  BankBoston N.A., Subordinated
    Notes
    7.38%                               09/15/06        125        130,851
  Crestar Capital Trust I, Capital
    Securities
    8.16%                               12/15/26        175        189,906
  Depfa ACS Bank, Senior Notes
    3.62%                               10/29/08        300        296,400
  First Union Capital l, Capital
    Securities
    7.94%                               01/15/27        325        352,293
  Fleetboston Financial Corp., Senior
    Unsecured Notes
    3.85%                               02/15/08         60         59,052
  HBOS Treasury Services PLC,
    Senior Unsecured Notes
    3.60%(h)                            08/15/07         35         34,453
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.35%                               03/01/07         50         51,019
    5.25%                               05/30/07         25         25,494
    6.00%                               08/01/08        155        162,156
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    6.75%                               02/01/11        550        603,058
  M&T Bank Corp., Senior Unsecured
    Notes
    3.85%(g)                            04/01/13        225        219,320
  Mellon Capital II, Capital Securities
    8.00%                               01/15/27        250        272,636
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                               10/15/07        170        167,183
  Swedish Export Credit Corp.,
    Unsecured Notes
    2.88%                               01/26/07         75         73,779
  U.S. Bancorp Capital I, Capital
    Securities
    8.27%                               12/15/26        250        268,572
  U.S. Bancorp, Senior Unsecured
    Notes
    3.95%                               08/23/07         15         14,914
  U.S. Bank NA, Senior Bank Notes
    2.59%                               10/01/07        250        249,542
  UBS Preferred Funding Trust I,
    Capital Securities
    8.62%(g)                            10/29/49         35         41,284

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
102

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                         PAR
                                         MATURITY       (000)       VALUE
                                      -------------- ---------- ------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Wachovia Corp., Unsecured Notes
     3.62%                                02/17/09     $   35    $   33,913
  Wells Fargo & Co., Senior
    Unsecured Notes
     4.00%                                08/15/08        195       193,081
     3.11%(g)                             09/15/09        105       105,020
     4.20%                                01/15/10         40        39,119
  Wells Fargo & Co., Subordinated
    Notes
     7.80%(g)                             06/15/10         50        50,424
  Wells Fargo Co., Unsecured Notes
     3.50%                                04/04/08         50        48,680

                                                                 ----------
                                                                  4,256,930
                                                                 ----------
Broadcasting - 0.1%
  Charter Communications Holdings
    LLC, Senior Unsecured Notes
     8.00%(h)                             04/30/12        300       298,500
  Charter Communications Holdings
    LLC, Unsecured Notes
    10.25%                                09/15/10        300       308,250
  News America, Inc., Senior
    Debentures
     7.75%                                01/20/24         25        29,049
     7.28%                                06/30/28         35        38,979

                                                                 ----------
                                                                    674,778
                                                                 ----------
Business Services - 0.0%
  United Rentals N.A., Inc., Senior
    Subordinated Notes(d)
     7.75%                                11/15/13        200       194,000
                                                                 ----------
Chemicals - 0.0%
  Equistar Chemical/Funding, Senior
    Unsecured Notes
    10.12%                                09/01/08        250       275,000
  Nalco Co., Senior Subordinated
    Notes
     8.88%                                11/15/13        400       429,000
  Rhodia SA, Senior Notes
    10.25%                                06/01/10        400       436,000

                                                                 ----------
                                                                  1,140,000
                                                                 ----------
Computer & Office Equipment - 0.1%
  Hewlett-Packard Co., Senior
    Unsecured Notes
     3.62%                                03/15/08        475       465,720
                                                                 ----------
Construction - 0.2%
  Associated Materials, Inc., Senior
    Subordinated Notes
     9.75%                                04/15/12        450       483,750
     5.31%                                03/01/14        525       364,875
  Centex Corp., Unsecured Notes
     4.55%                                11/01/10        275       265,779
  MDC Holdings, Inc., Senior Notes
     5.38%                                12/15/14        425       411,709

                                                                 ----------
                                                                  1,526,113
                                                                 ----------
Energy & Utilities - 0.5%
  AES Eastern Energy LP,
    Pass-Through Certificates
     9.00%                                01/02/17        520       593,832

                                                         PAR
                                         MATURITY       (000)       VALUE
                                      -------------- ---------- ------------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  Dominion Resources, Inc., Senior
    Unsecured Notes
     5.70%                                09/17/12     $   50    $   51,851
     7.20%                                09/15/14        450       510,340
  DTE Energy Co., Senior Unsecured
    Notes
     6.45%                                06/01/06        350       359,698
  Entergy Gulf States, Inc., First
    Mortgage Bonds
     3.60%                                06/01/08        300       291,130
  FirstEnergy Corp., Senior
    Unsecured Notes
     7.38%                                11/15/31        260       295,985
  Florida Power Corp., First Mortgage
    Bonds
     6.65%                                07/15/11        100       108,545
  Georgia Power Co., Senior
    Unsecured Notes
     4.88%                                07/15/07        525       532,897
  Indiana Michigan Power, Senior
    Unsecured Notes
     6.12%                                12/15/06        325       335,143
  Pennsylvania Electric Co., Senior
    Unsecured Notes
     5.12%                                04/01/14         50        49,044
  Progress Energy, Inc., Senior
    Unsecured Notes
     7.10%                                03/01/11        300       329,482
     7.75%                                03/01/31        200       239,241
  Reliant Energy, Inc., Senior
    Secured Notes
     9.25%                                07/15/10        110       117,700
     6.75%                                12/15/14         40        37,300

                                                                 ----------
                                                                  3,852,188
                                                                 ----------
Entertainment & Leisure - 0.1%
  River Rock Entertainment, Senior
    Unsecured Notes
     9.75%                                11/01/11        250       275,625
  TCI Communications, Inc., Senior
    Debentures
     7.88%                                08/01/13          2         2,321
  Time Warner Cos., Inc., Debentures
     6.95%                                01/15/28         35        38,103
  Time Warner Cos., Inc., Senior
    Debentures
     7.57%                                02/01/24         30        34,723
     7.70%                                05/01/32        350       416,052

                                                                 ----------
                                                                    766,824
                                                                 ----------
Finance - 2.3%
  AID-Israel, Unsecured Notes
     5.50%                             04/24-09/33        185       196,165
  ASIF Global Financing, Unsecured
    Notes
     3.85%(h)                             11/26/07         25        24,564
     3.90%(h)                             10/22/08         95        92,938
  Associates Corp. NA, Subordinated
    Debentures
     6.88%                                11/15/08        175       188,844

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             103

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Bank of America Corp., Capital
    Securities
    8.07%(h)                           12/31/26     $  225    $  246,147
  Bank of America Corp., Senior
    Notes
    4.38%                              12/01/10         25        24,570
  Bank of America Corp., Senior
    Unsecured Notes
    5.38%                              06/15/14         25        25,594
  BCP Crystal Holdings Corp., Senior
    Subordinated Notes
    9.62%(h)                           06/15/14        163       185,820
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
    2.66%(g)(h)                        01/11/08         60        59,995
    3.38%                              10/15/08         75        72,492
    4.12%(h)                           01/15/10         35        34,101
  CIT Group, Inc., Unsecured Notes
    4.12%                              02/21/06        275       275,656
  Citigroup Capital ll, Capital
    Securities
    7.75%                              12/01/36        225       238,679
  Citigroup, Inc., Senior Unsecured
    Notes
    3.50%                              02/01/08         90        88,246
    3.10%(g)                           06/09/09         35        35,055
  Citigroup, Inc., Subordinated Notes
    5.00%                              09/15/14        944       926,797
  Citigroup, Inc., Unsecured Notes
    3.62%                              02/09/09        175       169,531
    4.12%                              02/22/10      1,425     1,391,698
  Countrywide Home Loans, Inc.,
    Senior Unsecured Notes
    4.12%                              09/15/09        450       433,581
  Credit Suisse First Boston USA,
    Inc., Senior Unsecured Notes
    4.12%                              01/15/10        350       339,705
  Devon Financing Corp., Senior
    Unsecured Notes
    7.88%                              09/30/31         40        49,825
  Eksportfinans, Unsecured Notes
    3.38%                              01/15/08        155       151,550
  EOP Operating LP, Senior Notes
    6.80%                              01/15/09        775       827,544
  EOP Operating LP, Senior
    Unsecured Notes
    7.50%                              04/19/29         30        34,262
  EOP Operating LP, Unsecured
    Notes
    4.75%                              03/15/14         20        18,755
  ERAC USA Finance Co.,
    Unsecured Notes
    8.25%(h)                           05/01/05        450       451,627
    6.62%(h)                           05/15/06        225       229,707
  Ford Motor Credit Co., Senior
    Unsecured Notes
    7.38%                              10/28/09        950       954,152
  General Electric Capital Corp.,
    Senior Unsecured Notes
    4.25%                              01/15/08        245       244,086
    6.12%                              02/22/11        975     1,041,555
    6.75%                              03/15/32         50        57,826

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Finance (Continued)
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%                              07/16/07     $  400    $  400,372
    2.81%(g)                           07/28/08        150       150,168
    3.60%                              10/15/08         70        67,927
    4.38%                              11/21/11         15        14,646
  General Motors Acceptance Corp.,
    Senior Unsecured Notes
    7.25%                              03/02/11        750       696,335
    6.88%                              09/15/11         10         9,069
    8.00%                              11/01/31        100        87,297
  General Motors Acceptance Corp.,
    Unsecured Notes
    5.62%                              05/15/09        110       101,026
  The Goldman Sachs Group, Inc.,
    Senior Unsecured Notes
    6.88%                              01/15/11        625       686,475
  Household Finance Corp., Notes
    6.38%                              11/27/12      1,050     1,130,514
  Household Finance Corp., Senior
    Unsecured Notes
    6.38%                              10/15/11        225       243,068
  HSBC Finance Corp., Senior
    Unsecured Notes
    4.75%                              05/15/09         50        50,066
  International Lease Finance Corp.,
    Senior Unsecured Notes
    5.75%                              02/15/07        525       538,865
  J.P. Morgan Capital Trust I, Capital
    Securities
    7.54%                              01/15/27        175       188,202
  John Hancock Global Funding II,
    Secured Notes
    7.90%(h)                           07/02/10        525       599,469
  Lehman Brothers Holdings, Senior
    Unsecured Notes
    3.95%                              11/10/09        375       361,497
  Lehman Brothers Holdings,
    Unsecured Notes
    4.00%                              01/22/08        200       197,820
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(h)                           07/15/08         50        47,178
  MBNA Corp., Senior Unsecured
    Notes
    5.62%                              11/30/07        525       538,128
  Merrill Lynch & Co., Inc., Senior
    Unsecured Notes
    3.70%                              04/21/08        425       416,662
  Morgan Stanley & Co., Inc.,
    Subordinated Notes
    4.75%                              04/01/14        750       714,089
  Nationwide Building Society, Senior
    Unsecured Notes
    3.50%(h)                           07/31/07         75        73,586
  Riddell Bell Holdings, Senior
    Subordinated Notes
    8.38%(h)                           10/01/12        200       206,000
  SLM Corp., Senior Unsecured
    Notes
    5.62%                              04/10/07        250       256,388

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
104

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Finance (Continued)
  SLM Corp., Unsecured Notes
    4.00%                              01/15/10     $  550    $   532,258
  Sun Life of Canada Capital Trust,
    Capital Securities
    8.53%(h)                           05/29/49        195        215,003
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(h)                           01/22/08         55         54,295
  Transdigm, Inc., Senior
    Subordinated Notes
    8.38%                              07/15/11        300        307,875

                                                              -----------
                                                               17,995,345
                                                              -----------
Food & Agriculture - 0.1%
  Cargill Inc., Unsecured Notes
    4.38%(h)                           06/01/13        225        214,937
    6.12%(h)                           04/19/34        300        315,346
  General Mills, Inc., Senior
    Unsecured Notes
    5.12%                              02/15/07         65         66,019

                                                              -----------
                                                                  596,302
                                                              -----------
Insurance - 0.2%
  Allstate Financial Global Funding
    LLC, Senior Unsecured Notes
    6.15%(h)                           02/01/06         50         50,936
  Allstate Financial Global Funding
    LLC, Unsecured Notes
    2.50%(h)(i)                        06/20/08        325        305,329
  Marsh & McLennan Cos., Inc.,
    Senior Unsecured Notes
    5.38%                              07/15/14         20         19,187
  Massachusetts Mutual Life
    Insurance Co., Notes
    5.62%(h)                           05/15/33        425        425,270
  Monumental Global Funding II,
    Senior Secured Notes
    4.38%(h)                           07/30/09         50         49,446
  Protective Life Corp. Secured Trust,
    Secured Notes
    3.70%                              11/24/08         60         58,137
  Wellpoint, Inc., Unsecured Notes
    5.95%(h)                           12/15/34        300        301,217

                                                              -----------
                                                                1,209,522
                                                              -----------
Manufacturing - 0.2%
  General Electric Co., Senior Notes
    5.00%                              02/01/13        750        748,620
  Lockheed Martin Tactical Systems,
    Inc., Senior Debentures
    7.00%                              09/15/23        150        170,670
  TRW Automotive, Inc., Senior
    Unsecured Notes
    9.38%                              02/15/13        500        537,500

                                                              -----------
                                                                1,456,790
                                                              -----------
Medical & Medical Services - 0.1%
  Concentra Operating Corp., Senior
    Subordinated Notes
    9.50%                              08/15/10        375        401,250
  Iasis Healthcare Corp., Senior
    Subordinated Notes
    8.75%                              06/15/14         70         72,800

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Medical & Medical Services (Continued)
  UnitedHealth Group, Inc., Senior
    Unsecured Notes
    7.50%                              11/15/05     $  175    $   178,483

                                                              -----------
                                                                  652,533
                                                              -----------
Medical Instruments & Supplies - 0.0%
  Boston Scientific Corp., Senior
    Unsecured Notes
    5.45%                              06/15/14         20         20,388
                                                              -----------
Metal & Mining - 0.3%
  Foundation PA Coal Co., Senior
    Unsecured Notes
    7.25%                              08/01/14        150        154,875
  Ipsco, Inc., Senior Notes
    8.75%                              06/01/13        750        834,375
  Newmont USA Ltd., Senior
    Unsecured Notes
    8.62%                              05/15/11        250        298,509
  Terex Corp., Senior Subordinated
    Notes
    9.25%                              07/15/11        425        463,250
  TRIMAS Corp., Senior
    Subordinated Notes
    9.88%                              06/15/12        600        609,000

                                                              -----------
                                                                2,360,009
                                                              -----------
Motor Vehicles - 0.2%
  Arvinmeritor, Inc., Senior
    Unsecured Notes
    8.75%                              03/01/12        250        261,250
  Daimler Chrysler AG, Senior
    Debentures
    7.45%                              03/01/27         15         16,119
  DaimlerChrysler NA Holdings Corp.,
    Senior Unsecured Notes
    8.50%                              01/18/31        350        422,329
  Ford Motor Co., Unsecured Notes
    7.45%(d)                           07/16/31        300        271,376
  General Motors Corp., Senior
    Unsecured Notes
    8.38%(d)                           07/15/33         10          8,602
  General Motors, Senior Unsecured
    Notes
    8.25%                              07/15/23        250        215,665

                                                              -----------
                                                                1,195,341
                                                              -----------
Oil & Gas - 0.3%
  Anadarko Finance Co., Senior
    Unsecured Notes
    7.50%                              05/01/31        160        195,939
  Conoco Funding Co., Senior
    Unsecured Notes
    6.35%                              10/15/11         40         43,141
  Conoco, Inc., Senior Unsecured
    Notes
    6.95%                              04/15/29        375        447,010
  Consolidated Natural Gas, Senior
    Debentures
    5.00%                              03/01/14         20         19,608
  El Paso Production Holding Co.,
    Senior Notes
    7.75%                              06/01/13        250        252,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             105

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                   PAR
                                     MATURITY     (000)       VALUE
                                    ---------- ---------- ------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Enterprise Products Operating LP,
    Senior Unsecured Notes
     5.60%(h)                       10/15/14     $  150    $  148,040
  Exco Resources, Inc., Senior
    Secured Notes
     7.25%                          01/15/11        600       612,000
  Kern River Funding Corp., Senior
    Unsecured Notes
     4.89%(h)                       04/30/18        254       253,289
  Kerr-McGee Corp., Senior
    Unsecured Notes
     6.88%                          09/15/11        125       133,680
  Newfield Exploration Co., Senior
    Subordinated Notes
     6.62%(h)                       09/01/14        250       261,250
  Pioneer Natural Resources, Senior
    Unsecured Notes
     5.88%                          07/15/16         25        25,567
  Suncor Energy, Inc.
     5.95%                          12/01/34         20        20,958

                                                           ----------
                                                            2,412,982
                                                           ----------
Paper & Forest Products - 0.1%
  International Paper Co., Senior
    Unsecured Notes
     6.75%                          09/01/11        275       301,500
  Weyerhaeuser Co., Senior
    Debentures
     7.38%                          03/15/32        150       177,930

                                                           ----------
                                                              479,430
                                                           ----------
Pharmaceuticals - 0.1%
  Bristol-Myers Squibb Co., Senior
    Debentures
     6.88%                          08/01/49         25        28,770
  Merck & Co., Inc., Senior
    Unsecured Notes
     4.38%                          02/15/13        410       394,689

                                                           ----------
                                                              423,459
                                                           ----------
Publishing & Printing - 0.0%
  Cenveo Corp., Senior Subordinated
    Notes
     7.88%                          12/01/13        275       245,438
                                                           ----------
Real Estate - 0.3%
  Avalonbay Communities, Inc.,
    Senior Unsecured Notes
     7.50%                          12/15/10         25        28,065
  ERP Operating LP, Senior Notes
     6.63%                          04/13/05        600       600,857
  Lennar Corp., Senior Unsecured
    Notes
     3.80%(g)                       03/19/09        400       402,032
  Pulte Homes, Inc., Bonds
     6.38%                          05/15/33        250       238,692
  Reckson Operating Partnership,
    Senior Unsecured Notes
     5.88%                          08/15/14        300       308,398
  The Rouse Co., Unsecured Notes
     3.62%                          03/15/09         50        46,779
  Simon Property Group LP, Senior
    Unsecured Notes
     7.38%                          01/20/06        400       410,057

                                                           ----------
                                                            2,034,880
                                                           ----------

                                                   PAR
                                     MATURITY     (000)       VALUE
                                    ---------- ---------- ------------
CORPORATE BONDS (Continued)
Retail Merchandising - 0.1%
  Ametek, Inc., Senior Notes
     7.20%                          07/15/08     $  150    $  160,144
  The Kroger Co., Senior Unsecured
    Notes
     7.80%                          08/15/07        775       829,693

                                                           ----------
                                                              989,837
                                                           ----------
Telecommunications - 1.1%
  American Tower Corp., Senior
    Unsecured Notes
     7.50%(d)                       05/01/12        800       812,000
  AT&T Wireless Services, Inc.,
    Senior Unsecured Notes
     8.75%                          03/01/31        250       329,828
  BellSouth Corp., Senior Unsecured
    Notes
     4.20%                          09/15/09        610       594,793
  Comcast Cable Communications
    Corp., Senior Unsecured Notes
     7.05%                          03/15/33        815       911,569
  Crown Castle International Corp.,
    Senior Unsecured Notes
     7.50%                          12/01/13        600       655,500
  CSC Holdings, Inc., Senior
    Unsecured Notes
     8.12%                          07/15/09        600       633,000
  Insight Midwest LP, Senior Notes
     9.75%                          10/01/09        325       339,625
  Mediacom Broadband LLC, Senior
    Unsecured Notes
    11.00%                          07/15/13        400       428,000
  Nextel Communications, Inc.,
    Senior Notes
     7.38%                          08/01/15        550       580,938
  Qwest Communications
    International, Senior Unsecured
    Notes
     7.25%(h)                       02/15/11        300       293,250
  Qwest Corp., Senior Unsecured
    Notes
     7.88%(h)                       09/01/11        225       232,312
  SBA Communications Corp., Senior
    Unsecured Notes
     8.50%(h)                       12/01/12        125       129,375
  SBC Communications, Inc.,
    Unsecured Notes
     4.12%                          09/15/09         25        24,316
     5.10%                          09/15/14        225       222,372
     6.45%                          06/15/34         15        15,572
  Sprint Capital Corp., Senior
    Unsecured Notes
     8.75%                          03/15/32        325       421,642
  Superior Essex Communications &
    Essex Group, Senior Notes
     9.00%                          04/15/12        500       507,500
  TCI Communications, Inc., Senior
    Debentures
     7.88%                          02/15/26          5         6,100
  TCI Communications, Inc., Senior
    Notes
     7.12%                          02/15/28         35        39,083
  Verizon Global Funding Corp.,
    Senior Unsecured Notes
     7.75%                          12/01/30        510       616,385

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
106

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Verizon Maryland, Inc., Debentures
     5.12%                             06/15/33     $   10    $     8,615
  Verizon New Jersey, Inc., Senior
    Debentures
     5.88%                             01/17/12        100        103,533
  Vodafone Group PLC, Senior
    Unsecured Notes
     7.75%                             02/15/10         70         79,060
  Western Wireless Corp., Senior
    Unsecured Notes
     9.25%                             07/15/13        775        883,500

                                                              -----------
                                                                8,867,868
                                                              -----------
Transportation - 0.0%
  Gulfmark Offshore, Inc., Senior
    Notes
     7.75%(h)                          07/15/14        225        231,750
                                                              -----------
Yankee - 1.3%
  Ainsworth Lumber Co. Ltd.
    (Canada), Senior Unsecured
    Notes
     6.84%(g)(h)                       10/01/10        400        406,000
  Banque Centrale de Tunisie
    (Tunisia), Senior Unsecured
    Notes
     7.38%                             04/25/12        425        470,688
  British Telecommunication Group
    PLC, Senior Unsecured Notes
     8.88%                             12/15/30        230        306,472
  Corp Andina de Fomento (Spain),
    Senior Unsecured Notes
     6.88%                             03/15/12        125        137,481
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Unsecured Notes
     8.75%                             06/15/30        265        346,581
  Eircom Funding (Ireland), Senior
    Subordinated Notes
     8.25%                             08/15/13        600        652,500
  Encana Corp. (Canada), Bonds
     6.50%                             08/15/34        325        359,551
  France Telecom, Senior Unsecured
    Notes
     9.25%                             03/01/31        225        296,134
  Omi Corp. (Mali), Senior Notes
     7.62%                             12/01/13        750        780,000
  Province of Quebec, Unsecured
    Notes
     5.00%                             07/17/09         25         25,455
  Republic of Argentina, Bonds
     3.01%(g)                          08/03/12        700        585,200
  Republic of Colombia, Senior
    Unsecured Notes
    10.75%                             01/15/13        925      1,033,688
  Republic of Panama, Bonds
     7.25%(d)                          03/15/15        500        496,250
  Republic of Turkey, Unsecured
    Notes
     7.25%                             03/15/15        700        684,250
  Rogers Wireless, Inc. (Canada),
    Senior Secured Notes
     9.62%                             05/01/11        550        624,250

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Russian Federation, Unsecured
    Bonds
     1.00%                             03/31/30     $  500    $   512,250
  Statoil (Norway), Unsecured Notes
     5.12%(h)                          04/30/14         50         50,240
  Telecom Italia Capital
    (Luxembourg), Senior Unsecured
    Notes
     4.95%(h)                          09/30/14        475        455,005
  Thomson Corp. (Canada),
    Unsecured Notes
     5.75%                             02/01/08        250        257,703
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
     6.12%                             11/01/08         25         26,301
  Ukraine Government International
    Bonds, Unsecured Notes
     7.65%(h)                          06/11/13        500        535,000
  United Mexican States, Bonds
     8.12%                             12/30/19        180        207,000
  United Mexican States, Senior
    Unsecured Notes
     6.62%(d)                          03/03/15        675        702,000
     8.30%                             08/15/31         25         28,625
  United Mexican States, Unsecured
    Notes
     4.62%                             10/08/08        250        246,750
  XL Capital Ltd. (Kyrgyzstan), Senior
    Unsecured Notes
     6.38%                             11/15/24         20         20,880

                                                              -----------
                                                               10,246,254
                                                              -----------
TOTAL CORPORATE BONDS
  (Cost $64,783,165)
                                                               65,515,173
                                                              -----------

MUNICIPAL BONDS - 0.0%
  Ohana Military Communities LLC,
    Military Housing Revenue Bonds
    (Navy Hawaii Housing
    Privatization Project) Series 04-A,
    Class 1
    6.19%
  (Cost $25,000)                        04/01/49   25   26,929
                                                        ------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             107

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                  PAR/SHARES
                                       MATURITY     (000)        VALUE
                                      ---------- ----------- -------------
TAXABLE MUNICIPAL BONDS - 0.0%
  California Department of Water
    Resources Revenue Bonds,
    Series 02, Class E
    3.98%
  (Cost $100,000)                     05/01/05     $   100    $   100,032
                                                              -----------
SHORT TERM INVESTMENTS - 12.4%
  Federal Home Loan Bank, Discount
    Notes
    2.55%                             04/01/05       4,000      4,000,001
  Galileo Money Market Fund                          2,537      2,537,140
  Morgan Stanley, Floating Rate
    Notes
    2.94%(j)(g)                       11/14/05      11,910     11,190,170
  U.S. Treasury Bills
    2.59%                             04/07/05       1,800      1,799,223
    2.60%                             04/21/05      34,000     33,950,898
    2.61%                             04/28/05         500        499,021
  Institutional Money Market Trust(j)               43,699     43,699,476

                                                              -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $97,675,929)                                           97,675,929
                                                              -----------

TOTAL INVESTMENTS IN SECURITIES -
109.1%
  (Cost $789,623,131(a))   861,168,583

CALL OPTIONS WRITTEN - 0.0%
  Federal National Mortgage
    Association 30Yr 5.5%, Strike
    Price 101.718750, Expires
    04/06/05
  (Premiums received $2,021)              (75)                 0
                                                               -
CALL SWAPTIONS WRITTEN - 0.0%
  Citibank, Strike Price 5.67,
    Expires 01/04/10                      (50)(k)        (26,250)
  Deutsche Bank, Strike Price
    5.015, Expires 01/29/07               (35)(k)        (10,467)

                                                         -------
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $39,070)                            (36,717)
                                                         -------
PUT SWAPTIONS WRITTEN - 0.0%
  Citibank, Strike Price 5.67,
    Expires 01/04/10                      (50)(k)        (20,480)
  Deutsche Bank, Strike Price
    5.015, Expires 01/29/07               (35)(k)        (15,523)

                                                         -------
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $39,070)                            (36,003)
                                                         -------

                                                VALUE
                                          -----------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (9.1)%                          $ (71,762,596)
                                            -------------
(Including $54,889,646 of payable upon
  return of securities loaned)
NET ASSETS - 100.0%
  (Applicable to 2,076,823 Institutional
  shares, 145,876 Service shares,
  34,677,749 Investor A shares,
  12,565,002 Investor B shares and
  4,335,736 Investor C shares)              $ 789,061,125
                                            =============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
    ($30,597,735/2,076,823)              $ 14.73
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
       ($2,146,707/145,876)              $ 14.72
                                         =======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($509,997,906/34,677,749)              $ 14.71
                                         =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
            ($14.71/0.9425)              $ 15.61
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($183,141,130/12,565,002)              $ 14.58
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR C SHARE
    ($63,177,647/4,335,736)              $ 14.57
                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
108

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

-------------------

 (a) Cost for Federal income tax purposes is $792,265,852. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $80,647,930
      Gross unrealized depreciation                                      (11,745,199)
                                                                         -----------
                                                                         $68,902,731
                                                                         ===========

 (b) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2005, this security had a total market value of $694,567 which represents 0.09% of net assets.
     (c) Non-income producing security.
     (d) Total or partial securities on loan.
     (e) Rates shown are the effective yields as of March 31, 2005.
     (f) Securities, or a portion thereof, subject to financing transactions.
     (g) Rates shown are the rates as of March 31, 2005.
 (h) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 1.1% of its net assets, with a current market value of $8,332,922, in securities restricted as to resale.
  (i) Securities, or a portion thereof, pledged as collateral with a value of
       $307,607 on 82 Short U.S. Treasury Notes futures contracts, 136 Long
       U.S. Treasury Notes futures contracts, and 99 Long Treasury Bonds futures contracts expiring June 2005.  The value of such contracts on
       March 31, 2005 was $47,957,968, with an unrealized loss of $268,675
       (including commissions of $697).
  (j) Securities purchased with the cash proceeds from securities loaned.
  (k) Each swaption contract is equivalent to $10,000 in notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             109

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                             INDEX EQUITY PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                            VALUE
                                      -----------------

Investment in The U.S. Large Company
  Series of The DFA Investment Trust
  Company - 100.2%
  (Cost $1,126,571,854)                $1,346,472,066

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.2)%                                (3,183,457)
                                                 ----------
NET ASSETS - 100.0%
  (Applicable to 24,381,166 Institutional
  shares, 3,179,643 Service shares,
  13,511,057 Investor A shares,
  7,210,179 Investor B shares and
  11,494,170 Investor C shares)              $1,343,288,609
                                             ==============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($553,111,252/24,381,166)              $ 22.69
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
    ($71,686,971/3,179,643)              $ 22.55
                                         =======
NET ASSET VALUE AND
  REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($304,373,181/13,511,057)              $ 22.53
                                         =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
             ($22.53/0.970)              $ 23.23
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
   ($159,675,506/7,210,179)              $ 22.15
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
  ($254,441,699/11,494,170)              $ 22.14
                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL
      STATEMENTS AND RELATED NOTES FOR THE DFA INVESTMENT TRUST COMPANY.
110

                                BLACKROCK FUNDS

            INVESTMENT ABBREVIATIONS
  ADR       American Depository Receipts
  CMT       Constant Maturity Treasury
  IO        Interest Only
  NVDR      Non Voting Depository Receipts
  PLC       Public Limited Company
  PO        Principal Only

                                                                             111

                                BLACKROCK FUNDS
                            STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2005 (UNAUDITED)

                                                                      LARGE CAP
                                                    INVESTMENT          VALUE
                                                      TRUST             EQUITY
                                                    PORTFOLIO         PORTFOLIO
                                                 10/1/04-3/31/05   10/1/04-3/31/05
                                                ----------------- -----------------
Investment income:
 Interest .....................................   $      30,737     $     14,357
 Securities lending income ....................           5,732            5,626
 Dividends ....................................       6,342,659        3,675,537
 Foreign taxes withheld .......................               -                -
                                                  -------------     ------------
   Total investment income ....................       6,379,128        3,695,520
                                                  -------------     ------------
Expenses:
 Investment advisory fee ......................       1,526,322          770,937
 Administration fee ...........................         217,115          119,145
 Administration fee - class specific ..........         410,565          203,441
 Custodian fee ................................          27,446           27,889
 Transfer agent fee ...........................         522,218          143,746
 Transfer agent fee - class specific ..........          51,372           25,255
 Shareholder servicing fees - class specific ..         429,416          199,920
 Distribution fees - class specific ...........         553,117          191,554
 Legal and audit fee ..........................          23,886           20,734
 Printing fee .................................          51,788           33,613
 Registration fees and expenses ...............          21,266           24,183
 Trustees' fees ...............................           3,756            3,205
 Licensing fees ...............................               -                -
 Other ........................................           8,197            6,398
                                                  -------------     ------------
   Total expenses .............................       3,846,464        1,770,020
                                                  -------------     ------------
    Less investment advisory and adminis-
     tration fees waived ......................        (143,642)         (70,524)
    Less administration fees waived - class
     specific .................................        (230,394)        (105,958)
    Less distribution fees waived - class
     specific .................................        (112,150)         (44,507)
    Less expenses reimbursed by advisor........               -                -
    Less expenses reimbursed by
     distributor (Note D) .....................               -                -
    Reimbursement of distribution fees
     (Note D) .................................               -                -
                                                  -------------     ------------
   Total expenses .............................       3,360,278        1,549,031
                                                  -------------     ------------
 Net investment income (loss) .................       3,018,850        2,146,489
                                                  -------------     ------------
Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions:
 Net increase from payment by affiliate (Note
  D) ..........................................               -                -
 Net realized gain (loss) from:
  Investment transactions .....................     116,622,118       24,890,680
  Futures and options contracts ...............        (362,179)          32,568
                                                  -------------     ------------
                                                    116,259,939       24,923,248
                                                  -------------     ------------
Change in unrealized appreciation
 (depreciation) from:
  Investments .................................     (97,589,634)        (181,590)
  Futures and options contracts ...............         (31,594)         (44,007)
                                                  -------------     ------------
                                                    (97,621,228)        (225,597)
                                                  -------------     ------------
Net gain (loss) on investments and foreign
 currency transactions ........................      18,638,711       24,697,651
                                                  -------------     ------------
Net increase (decrease) in net assets resulting
 from operations ..............................   $  21,657,561     $ 26,844,140
                                                  =============     ============

                                                    LARGE CAP
                                                      GROWTH           DIVIDEND
                                                      EQUITY         ACHIEVERSTM         LEGACY
                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                 10/1/04-3/31/05   10/1/04-3/31/05   11/1/04-3/31/05
                                                ----------------- ----------------- ----------------
Investment income:
 Interest .....................................   $      4,848        $   6,848       $     19,639
 Securities lending income ....................          2,315              194              9,367
 Dividends ....................................        757,422          196,824          2,862,052
 Foreign taxes withheld .......................              -                -               (244)
                                                  ------------        ---------       ------------
   Total investment income ....................        764,585          203,866          2,890,814
                                                  ------------        ---------       ------------
Expenses:
 Investment advisory fee ......................        209,999           37,655            838,564
 Administration fee ...........................         32,454            5,819             58,556
 Administration fee - class specific ..........         55,486            9,718             73,475
 Custodian fee ................................         19,448            8,501             26,408
 Transfer agent fee ...........................         66,846              500            176,306
 Transfer agent fee - class specific ..........          6,888            1,190              9,121
 Shareholder servicing fees - class specific ..         62,326           11,241            266,153
 Distribution fees - class specific ...........         64,777           14,839            414,036
 Legal and audit fee ..........................         11,987           13,927             31,646
 Printing fee .................................         12,365            2,945             52,511
 Registration fees and expenses ...............         20,992           29,502             23,994
 Trustees' fees ...............................          1,330               31              6,116
 Licensing fees ...............................              -           15,868                  -
 Other ........................................          5,173            4,934             (8,802)
                                                  ------------        ---------       ------------
   Total expenses .............................        570,071          156,670          1,968,084
                                                  ------------        ---------       ------------
    Less investment advisory and adminis-
     tration fees waived ......................        (74,425)         (41,897)                 -
    Less administration fees waived - class
     specific .................................        (27,147)          (3,224)           (26,143)
    Less distribution fees waived - class
     specific .................................         (9,270)          (2,764)           (21,829)
    Less expenses reimbursed by advisor........              -          (17,683)                 -
    Less expenses reimbursed by
     distributor (Note D) .....................              -                -                  -
    Reimbursement of distribution fees
     (Note D) .................................              -                -                  -
                                                  ------------        ---------       ------------
   Total expenses .............................        459,229           91,102          1,920,112
                                                  ------------        ---------       ------------
 Net investment income (loss) .................        305,356          112,764            970,702
                                                  ------------        ---------       ------------
Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions:
 Net increase from payment by affiliate (Note
  D) ..........................................              -                -            294,363
 Net realized gain (loss) from:
  Investment transactions .....................      8,851,648          (42,966)         4,422,778
  Futures and options contracts ...............         95,118           59,253                  -
                                                  ------------        ---------       ------------
                                                     8,946,766           16,287          4,717,141
                                                  ------------        ---------       ------------
Change in unrealized appreciation
 (depreciation) from:
  Investments .................................     (4,002,681)         (43,189)         4,502,767
  Futures and options contracts ...............        (14,349)           5,023                  -
                                                  ------------        ---------       ------------
                                                    (4,017,030)         (38,166)         4,502,767
                                                  ------------        ---------       ------------
Net gain (loss) on investments and foreign
 currency transactions ........................      4,929,736          (21,879)         9,219,908
                                                  ------------        ---------       ------------
Net increase (decrease) in net assets resulting
 from operations ..............................   $  5,235,092        $  90,885       $ 10,190,610
                                                  ============        =========       ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      112

                          BLACKROCK FUNDS

     MID-CAP          MID-CAP          MID-CAP
      VALUE            VALUE            GROWTH
     EQUITY           EQUITY            EQUITY            AURORA
    PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
 3/1/05-3/31/05   7/1/04-2/28/05   10/1/04-3/31/05   10/1/04-3/31/05
---------------- ---------------- ----------------- -----------------
 $      39,566     $    187,175     $      37,929    $    1,286,813
         4,396           95,612             9,643           810,217
       914,359        9,546,084           578,120        17,680,794
             -                -                 -           (24,911)
 -------------     ------------     -------------    --------------
       958,321        9,828,871           625,692        19,752,913
 -------------     ------------     -------------    --------------
       485,894        3,038,640           956,961        14,317,650
        49,799          114,891           101,677           421,608
        88,183           88,510           173,680           749,425
         6,796          106,832            16,296           180,609
        87,079        1,108,449           232,356         2,603,238
        10,947           10,987            21,560            98,995
       140,479        1,047,061           234,467         4,069,457
       177,343        1,174,289           279,847         4,356,457
         8,308           52,379            16,340            48,049
        30,256          180,196            20,085           427,562
         5,580          171,370            24,311            45,158
         1,519           14,829             1,965            35,936
             -                -                 -                 -
         2,108           32,265             5,373           142,896
 -------------     ------------     -------------    --------------
     1,094,291        7,140,698         2,084,918        27,497,040
 -------------     ------------     -------------    --------------
       (82,106)         (61,303)                -                 -
       (86,319)         (87,493)          (29,889)                -
       (37,849)         (38,049)          (61,869)         (354,446)
             -                -                 -                 -
             -         (271,500)                -                 -
             -          (91,069)                -                 -
 -------------     ------------     -------------    --------------
       888,017        6,591,284         1,993,160        27,142,594
 -------------     ------------     -------------    --------------
        70,304        3,237,587        (1,367,468)       (7,389,681)
 -------------     ------------     -------------    --------------
             -          554,230                 -           203,165
    11,904,776       55,516,938        30,932,057       599,000,361
             -                -                 -                 -
 -------------     ------------     -------------    --------------
    11,904,776       56,071,168        30,932,057       599,203,526
 -------------     ------------     -------------    --------------
   (18,755,989)      25,454,000       (13,708,289)     (288,414,761)
             -                -                 -                 -
 -------------     ------------     -------------    --------------
   (18,755,989)      25,454,000       (13,708,289)     (288,414,761)
 -------------     ------------     -------------    --------------
    (6,851,213)      81,525,168        17,223,768       310,788,765
 -------------     ------------     -------------    --------------
 $  (6,780,909)    $ 84,762,755     $  15,856,300    $  303,399,084
 =============     ============     =============    ==============

  SMALL/MID-CAP       SMALL CAP         SMALL CAP         SMALL CAP
      GROWTH         VALUE EQUITY      CORE EQUITY      GROWTH EQUITY
    PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
 10/1/04-3/31/05   10/1/04-3/31/05   10/1/04-3/31/05   10/1/04-3/31/05
----------------- ----------------- ----------------- ----------------
  $     46,402      $     20,990       $    8,079       $    209,924
        57,151             6,199              523             30,267
       393,644           946,690           37,490            372,003
             -                 -                -                  -
  ------------      ------------       ----------       ------------
       497,197           973,879           46,092            612,194
  ------------      ------------       ----------       ------------
     1,451,339           369,897           81,938          1,412,488
        78,926            57,166            6,965            217,342
        84,343            94,198           11,763            372,195
        15,059            16,790            6,876             43,640
       778,914            41,549            3,946            116,804
        10,470            11,714            1,460             46,204
       402,886            82,031           15,605            265,990
       298,249           103,725           31,975            213,383
        45,391            14,612            7,777             35,235
        83,497            19,029            2,291             66,581
        25,944            28,158           31,806             32,456
        10,233             1,818              182              7,399
             -                 -                -                  -
        15,147             5,899            2,642             15,811
  ------------      ------------       ----------       ------------
     3,300,398           846,586          205,226          2,845,528
  ------------      ------------       ----------       ------------
       (28,627)           (1,076)         (36,571)                 -
       (78,031)           (6,053)          (2,712)                 -
       (42,559)          (17,473)          (2,298)           (72,493)
             -                 -           (2,692)                 -
      (355,506)                -                -                  -
             -                 -                -                  -
  ------------      ------------       ----------       ------------
     2,795,675           821,984          160,953          2,773,035
  ------------      ------------       ----------       ------------
    (2,298,478)          151,895         (114,861)        (2,160,841)
  ------------      ------------       ----------       ------------
             -                 -                -                  -
    19,014,922        15,628,459          309,227         20,436,926
             -                 -                -                  -
  ------------      ------------       ----------       ------------
    19,014,922        15,628,459          309,227         20,436,926
  ------------      ------------       ----------       ------------
    20,559,954         2,044,685          748,741         26,821,107
             -                 -                -                  -
  ------------      ------------       ----------       ------------
    20,559,954         2,044,685          748,741         26,821,107
  ------------      ------------       ----------       ------------
    39,574,876        17,673,144        1,057,968         47,258,033
  ------------      ------------       ----------       ------------
  $ 37,276,398      $ 17,825,039       $  943,107       $ 45,097,192
  ============      ============       ==========       ============

                    113

                                BLACKROCK FUNDS
                      STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE PERIOD ENDED MARCH 31, 2005 (UNAUDITED)

                                                  GOBAL SCIENCE         GLOBAL
                                                   & TECHNOLOGY        RESOURCES
                                                    PORTFOLIO          PORTFOLIO
                                                 10/1/04-3/31/05    3/1/05-3/31/05
                                                ----------------- ------------------
Investment income:
 Interest .....................................    $     2,179      $      102,719
 Securities lending income ....................            584              31,502
 Dividends ....................................         92,680             863,188
 Foreign taxes withheld .......................         (1,497)            (74,261)
 Net investment income from master ............              -                   -
                                                   -----------      --------------
   Total investment income ....................         93,946             923,148
                                                   -----------      --------------
Expenses:
 Investment advisory fee ......................        120,721             617,562
 Administration fee ...........................         11,401              66,001
 Administration fee - class specific ..........         19,514             117,988
 Custodian fee ................................          8,093               8,672
 Transfer agent fee ...........................         41,891              52,793
 Transfer agent fee - class specific ..........          2,422              14,836
 Shareholder servicing fees - class specific ..         31,904             199,806
 Distribution fees - class specific ...........         62,698             225,005
 Legal and audit fees .........................         18,632               5,611
 Printing fees ................................          4,603              17,918
 Registration fees and expenses ...............         20,144               4,340
 Trustees' fees ...............................            451               1,674
 Other ........................................          4,407               1,147
                                                   -----------      --------------
   Total expenses .............................        346,881           1,333,353
                                                   -----------      --------------
    Less investment advisory and adminis-
     tration fees waived ......................        (40,975)                  -
    Less administration fees waived - class
     specific .................................         (1,050)            (23,364)
    Less distribution fees waived - class
     specific .................................         (5,011)            (57,662)
    Less expenses reimbursed by advisor........              -                   -
    Less expenses reimbursed by
     distributor (Note D) .....................              -                   -
    Reimbursement of distribution fees
     (Note D) .................................              -                   -
                                                   -----------      --------------
   Total expenses .............................        299,845           1,252,327
                                                   -----------      --------------
 Net investment income (loss) .................       (205,899)           (329,179)
                                                   -----------      --------------
Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions:
 Net increase from payment by affiliate (Note
  D) ..........................................              -                   -
 Net realized gain (loss) from:
  Investment transactions .....................        746,951           3,848,872
  Futures and options contracts ...............              -                   -
  Swap and swaption contracts .................              -                   -
  Foreign currency related transactions .......         18,190             (15,921)
                                                   -----------      --------------
                                                       765,141           3,832,951
                                                   -----------      --------------
Change in unrealized appreciation
 (depreciation) from:
  Investments .................................        659,983         (30,230,131)
  Futures and options contracts ...............              -                   -
  Swap and swaption contracts .................              -                   -
  Foreign currency related transactions .......          3,951              (3,846)
                                                   -----------      --------------
                                                       663,934         (30,233,977)
                                                   -----------      --------------
Net gain (loss) on investments and foreign
 currency transactions ........................      1,429,075         (26,401,026)
                                                   -----------      --------------
Net increase (decrease) in net assets resulting
 from operations ..............................    $ 1,223,176      $  (26,730,205)
                                                   ===========      ==============

                                                                       ALL-CAP
                                                     GLOBAL            GLOBAL             HEALTH
                                                    RESOURCES         RESOURCES          SCIENCES
                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                 7/1/04-2/28/05   2/16/051-3/31/05    3/1/05-3/31/05
                                                ---------------- ------------------ -----------------
Investment income:
 Interest .....................................  $     183,027      $     8,057       $      16,916
 Securities lending income ....................        172,565              217               6,532
 Dividends ....................................      4,139,881            8,759             154,163
 Foreign taxes withheld .......................       (338,237)            (161)                  -
 Net investment income from master ............              -                -                   -
                                                 -------------      -----------       -------------
   Total investment income ....................      4,157,236           16,872             177,611
                                                 -------------      -----------       -------------
Expenses:
 Investment advisory fee ......................      3,718,767            8,414              85,447
 Administration fee ...........................        116,612              954               9,684
 Administration fee - class specific ..........        108,534            1,462              16,521
 Custodian fee ................................        157,280            3,646               3,205
 Transfer agent fee ...........................        712,293              430              17,825
 Transfer agent fee - class specific ..........         13,597              182               2,051
 Shareholder servicing fees - class specific ..      1,198,486            1,011              27,537
 Distribution fees - class specific ...........      1,420,045            1,274              41,241
 Legal and audit fees .........................         37,648            3,071               2,976
 Printing fees ................................        135,412              600                   -
 Registration fees and expenses ...............         40,502            6,738               4,340
 Trustees' fees ...............................         21,374              122                 155
 Other ........................................         20,267              988                 620
                                                 -------------      -----------       -------------
   Total expenses .............................      7,700,817           28,892             211,602
                                                 -------------      -----------       -------------
    Less investment advisory and adminis-
     tration fees waived ......................              -           (9,367)                  -
    Less administration fees waived - class
     specific .................................        (22,859)            (876)                (44)
    Less distribution fees waived - class
     specific .................................        (52,480)            (363)             (6,363)
    Less expenses reimbursed by advisor........              -           (6,354)                  -
    Less expenses reimbursed by
     distributor (Note D) .....................              -                -                   -
    Reimbursement of distribution fees
     (Note D) .................................              -                -                   -
                                                 -------------      -----------       -------------
   Total expenses .............................      7,625,478           11,932             205,195
                                                 -------------      -----------       -------------
 Net investment income (loss) .................     (3,468,242)           4,940             (27,584)
                                                 -------------      -----------       -------------
Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions:
 Net increase from payment by affiliate (Note
  D) ..........................................         12,780                -                   -
 Net realized gain (loss) from:
  Investment transactions .....................     79,408,370           (3,963)          2,705,353
  Futures and options contracts ...............              -                -                   -
  Swap and swaption contracts .................              -                -                   -
  Foreign currency related transactions .......         21,031           (2,479)                  -
                                                 -------------      -----------       -------------
                                                    79,442,181           (6,442)          2,705,353
                                                 -------------      -----------       -------------
Change in unrealized appreciation
 (depreciation) from:
  Investments .................................    226,280,120         (168,828)         (3,985,803)
  Futures and options contracts ...............              -                -                   -
  Swap and swaption contracts .................              -                -                   -
  Foreign currency related transactions .......          2,148           (1,136)                (67)
                                                 -------------      -----------       -------------
                                                   226,282,268         (169,964)         (3,985,870)
                                                 -------------      -----------       -------------
Net gain (loss) on investments and foreign
 currency transactions ........................    305,724,449         (176,406)         (1,280,517)
                                                 -------------      -----------       -------------
Net increase (decrease) in net assets resulting
 from operations ..............................  $ 302,256,207      $  (171,466)      $  (1,308,101)
                                                 =============      ===========       =============

---------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      114

                                BLACKROCK FUNDS

     HEALTH                                 INTERNATIONAL            ASSET               ASSET              INDEX
    SCIENCES        U.S. OPPORTUNITIES      OPPORTUNITIES         ALLOCATION          ALLOCATION           EQUITY
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO          PORTFOLIO
 3/1/04-2/28/05       10/1/04-3/31/05      10/1/04-3/31/05      3/1/05-3/31/05      4/1/04-2/28/05     10/1/04-3/31/05
----------------   --------------------   -----------------   ------------------   ----------------   ----------------
  $    141,834         $    14,718          $    203,921        $    1,340,792       $ 11,943,413       $          -
        46,298               2,274                   107                10,718            119,283                  -
       643,884             458,885             3,982,125               934,506          5,679,996                  -
       (15,258)                  -              (463,264)              (25,772)           (34,188)                 -
             -                   -                     -                     -                  -         16,659,408
  ------------         -----------          ------------        --------------       ------------       ------------
       816,758             475,877             3,722,889             2,260,244         17,708,504         16,659,408
  ------------         -----------          ------------        --------------       ------------       ------------
       902,820             549,775             2,064,068               375,319          4,533,788                  -
       109,056              42,483               175,357                55,426            148,991            527,519
        17,387              72,701               298,184                98,893            100,077          1,008,370
       105,866               9,918               197,416                13,950            305,880             54,499
       341,678              99,477               136,056               105,245          1,268,250            237,182
         2,158               9,025                37,016                12,298             12,455            125,548
       288,382             117,540               355,162               164,025          1,417,703          1,045,476
       397,127             246,553               537,163               203,871          1,558,927          1,841,884
        49,176              15,421                34,274                10,323             14,726             81,974
        67,679              16,533                48,900                35,464             90,516            178,224
        53,140              21,891                36,133                 4,433             70,094             38,535
        10,235               1,541                 5,395                 1,333             25,940             19,626
        16,020               5,662                19,761                 2,480             49,780             40,679
  ------------         -----------          ------------        --------------       ------------       ------------
     2,360,724           1,208,520             3,944,885             1,083,060          9,597,127          5,199,516
  ------------         -----------          ------------        --------------       ------------       ------------
             -                   -                     -               (29,434)            (3,438)          (393,133)
          (371)             (3,001)              (32,626)               (3,992)            (3,735)          (401,749)
        (6,915)            (15,699)              (67,650)              (44,174)           (45,002)          (157,993)
             -                   -                     -                     -                  -             (5,320)
      (162,313)                  -                     -                     -                  -                  -
             -                   -                     -                     -           (294,508)                 -
  ------------         -----------          ------------        --------------       ------------       ------------
     2,191,125           1,189,820             3,844,609             1,005,460          8,955,936          4,241,321
  ------------         -----------          ------------        --------------       ------------       ------------
    (1,374,367)           (713,943)             (121,720)            1,254,784          8,752,568         12,418,087
  ------------         -----------          ------------        --------------       ------------       ------------
             -                   -                     -                     -             90,574                  -
     2,830,919           8,971,756            28,802,192            10,976,553         24,909,337         (5,065,159)
      (199,057)                  -                     -                90,903          3,804,994          2,408,634
             -                   -                     -                30,023                  -                  -
             -                   -             2,851,346             1,472,775          3,502,916                  -
  ------------         -----------          ------------        --------------       ------------       ------------
     2,631,862           8,971,756            31,653,538            12,570,254         32,307,821         (2,656,525)
  ------------         -----------          ------------        --------------       ------------       ------------
       832,983           1,474,243            42,777,976           (23,751,638)        10,705,967         80,057,484
             -                 150                     -              (194,910)        (1,136,640)           259,860
             -                   -                     -                31,597                  -                  -
           347                   -            (1,497,103)           (1,480,699)        (1,406,191)                 -
  ------------         -----------          ------------        --------------       ------------       ------------
       833,330           1,474,393            41,280,873           (25,395,650)         8,163,136         80,317,344
  ------------         -----------          ------------        --------------       ------------       ------------
     3,465,192          10,446,149            72,934,411           (12,825,396)        40,470,957         77,660,819
  ------------         -----------          ------------        --------------       ------------       ------------
  $  2,090,825         $ 9,732,206          $ 72,812,691        $  (11,570,612)      $ 49,223,525       $ 90,078,906
  ============         ===========          ============        ==============       ============       ============

                                      115

                                BLACKROCK FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    INVESTMENT
                                                                                       TRUST
                                                                                     PORTFOLIO
                                                                        -----------------------------------
                                                                              FOR THE
                                                                         SIX MONTHS ENDED       FOR THE
                                                                              3/31/05         YEAR ENDED
                                                                            (UNAUDITED)         9/30/04
                                                                        ------------------ ----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ........................................  $     3,018,850    $     464,290
  Net increase from payment by affiliate (Note D) .....................                -                -
  Net realized gain (loss) on investments, futures, options and
   foreign currency related transactions ..............................      116,259,939       15,696,575
  Net unrealized gain (loss) on investments, futures, options and
   foreign currency related transactions ..............................      (97,621,228)         591,617
                                                                         ---------------    -------------
  Net increase (decrease) in net assets resulting from operations .....       21,657,561       16,752,482
                                                                         ---------------    -------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class .................................................         (399,790)        (709,723)
  Service Class .......................................................           (8,995)         (17,360)
  Investor A Class ....................................................          (55,462)        (136,214)
  Investor B Class ....................................................                -          (30,018)
  Investor C Class ....................................................                -             (379)
                                                                         ---------------    -------------
  Total distributions from net investment income ......................         (464,247)        (893,694)
                                                                         ---------------    -------------
 Net realized gains:
  Institutional Class .................................................                -                -
  Service Class .......................................................                -                -
  Investor A Class ....................................................                -                -
  Investor B Class ....................................................                -                -
  Investor C Class ....................................................                -                -
                                                                         ---------------    -------------
  Total distributions from net realized gains .........................                -                -
                                                                         ---------------    -------------
  Total distributions to shareholders .................................         (464,247)        (893,694)
                                                                         ---------------    -------------
Capital share transactions ............................................    1,329,294,446      (27,355,965)
                                                                         ---------------    -------------
Redemption fees .......................................................            1,927            4,192
                                                                         ---------------    -------------
  Total increase (decrease) in net assets .............................    1,350,489,687      (11,492,985)
Net assets:
  Beginning of period .................................................       93,800,258      105,293,243
                                                                         ---------------    -------------
  End of period .......................................................  $ 1,444,289,945    $  93,800,258
                                                                         ===============    =============
  End of period undistributed net investment income (accumulated
   net investment loss) ...............................................  $     3,018,613    $     464,010

                                                                                     LARGE CAP
                                                                                    VALUE EQUITY
                                                                                     PORTFOLIO
                                                                        ------------------------------------
                                                                              FOR THE
                                                                         SIX MONTHS ENDED       FOR THE
                                                                              3/31/05          YEAR ENDED
                                                                            (UNAUDITED)         9/30/04
                                                                        ------------------ -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ........................................   $   2,146,489     $    3,325,937
  Net increase from payment by affiliate (Note D) .....................               -                  -
  Net realized gain (loss) on investments, futures, options and
   foreign currency related transactions ..............................      24,923,248         42,318,711
  Net unrealized gain (loss) on investments, futures, options and
   foreign currency related transactions ..............................        (225,597)         6,506,748
                                                                          -------------     --------------
  Net increase (decrease) in net assets resulting from operations .....      26,844,140         52,151,396
                                                                          -------------     --------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class .................................................      (1,103,434)        (1,933,922)
  Service Class .......................................................        (200,791)          (624,913)
  Investor A Class ....................................................        (696,901)          (688,191)
  Investor B Class ....................................................        (110,123)           (61,593)
  Investor C Class ....................................................         (36,918)           (22,492)
                                                                          -------------     --------------
  Total distributions from net investment income ......................      (2,148,167)        (3,331,111)
                                                                          -------------     --------------
 Net realized gains:
  Institutional Class .................................................               -                  -
  Service Class .......................................................               -                  -
  Investor A Class ....................................................               -                  -
  Investor B Class ....................................................               -                  -
  Investor C Class ....................................................               -                  -
                                                                          -------------     --------------
  Total distributions from net realized gains .........................               -                  -
                                                                          -------------     --------------
  Total distributions to shareholders .................................      (2,148,167)        (3,331,111)
                                                                          -------------     --------------
Capital share transactions ............................................     103,485,860       (108,979,335)
                                                                          -------------     --------------
Redemption fees .......................................................           5,257             14,983
                                                                          -------------     --------------
  Total increase (decrease) in net assets .............................     128,187,090        (60,144,067)
Net assets:
  Beginning of period .................................................     240,046,654        300,190,721
                                                                          -------------     --------------
  End of period .......................................................   $ 368,233,744     $  240,046,654
                                                                          =============     ==============
  End of period undistributed net investment income (accumulated
   net investment loss) ...............................................   $      40,396     $       42,074

---------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      116

                                BLACKROCK FUNDS

                                                      DIVIDEND
             LARGE CAP                              ACHIEVERSTM                                LEGACY
      GROWTH EQUITY PORTFOLIO                        PORTFOLIO                                PORTFOLIO
------------------------------------   --------------------------------------   -------------------------------------
      FOR THE                                FOR THE                                 FOR THE
 SIX MONTHS ENDED        FOR THE        SIX MONTHS ENDED         FOR THE              PERIOD             FOR THE
      3/31/05           YEAR ENDED           3/31/05         PERIOD 9/08/041     11/1/04-3/31/05        YEAR ENDED
    (UNAUDITED)          9/30/04           (UNAUDITED)       THROUGH 9/30/04       (UNAUDITED)           10/31/04
------------------   ---------------   ------------------   -----------------   -----------------   -----------------
  $     305,356       $    (207,097)      $    112,764         $     1,692        $     970,702       $  (2,689,754)
              -                   -                  -                   -              294,363              15,707
      8,946,766          26,413,485             16,287              (3,038)           4,422,778          49,361,911
     (4,017,030)        (14,892,253)           (38,166)             (7,180)           4,502,767         (32,508,263)
  -------------       -------------       ------------         -----------        -------------       -------------
      5,235,092          11,314,135             90,885              (8,526)          10,190,610          14,179,601
  -------------       -------------       ------------         -----------        -------------       -------------
              -                   -            (37,511)                                       -                   -
              -                   -             (1,170)                  -                    -                   -
              -                   -            (45,806)                  -                    -                   -
              -                   -             (3,765)                  -                    -                   -
              -                   -            (14,914)                  -                    -                   -
  -------------       -------------       ------------         -----------        -------------       -------------
              -                   -           (103,166)                  -                    -                   -
  -------------       -------------       ------------         -----------        -------------       -------------
              -                   -             (4,624)                  -                    -                   -
              -                   -               (100)                  -                    -                   -
              -                   -             (5,999)                  -                    -                   -
              -                   -               (348)                  -                    -                   -
              -                   -             (2,127)                  -                    -                   -
  -------------       -------------       ------------         -----------        -------------       -------------
              -                   -            (13,198)                  -                    -                   -
  -------------       -------------       ------------         -----------        -------------       -------------
              -                   -           (116,364)                  -                    -                   -
  -------------       -------------       ------------         -----------        -------------       -------------
    (33,909,704)        (41,160,092)        24,437,324           2,000,500          (31,123,539)        (55,470,941)
  -------------       -------------       ------------         -----------        -------------       -------------
          1,606               2,387              6,427                   -                   89                   -
  -------------       -------------       ------------         -----------        -------------       -------------
    (28,673,006)        (29,843,570)        24,418,272           1,991,974          (20,932,840)        (41,291,340)
     95,142,653         124,986,223          1,991,974                   -          308,631,314         349,922,654
  -------------       -------------       ------------         -----------        -------------       -------------
  $  66,469,647       $  95,142,653       $ 26,410,246         $ 1,991,974        $ 287,698,474       $ 308,631,314
  =============       =============       ============         ===========        =============       =============
  $     305,356       $           -       $     11,290         $     1,692        $     970,702       $           -

                    117

                                BLACKROCK FUNDS
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                  MID-CAP
                                                                                               VALUE EQUITY
                                                                                                 PORTFOLIO
                                                                           -----------------------------------------------------
                                                                             FOR THE PERIOD                         FOR THE
                                                                             3/1/05-3/31/05    FOR THE PERIOD      YEAR ENDED
                                                                              (UNAUDITED)      7/1/04-2/28/05       6/30/04
                                                                           ----------------- ----------------- -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ...........................................  $      70,304     $   3,237,587     $   2,069,311
  Net increase from payment by affiliate (Note D) ........................              -           554,230            40,116
  Net realized gain (loss) on investments, futures, options and
   foreign currency related transactions .................................     11,904,776        55,516,938        95,045,065
  Net unrealized gain (loss) on investments, futures, options and
   foreign currency related transactions .................................    (18,755,989)       25,454,000        48,344,054
                                                                            -------------     -------------     -------------
  Net increase (decrease) in net assets resulting from operations ........     (6,780,909)       84,762,755       145,498,546
                                                                            -------------     -------------     -------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class ....................................................              -          (383,894)         (242,767)
  Service Class ..........................................................              -                 -        (1,614,937)
  Investor A Class .......................................................              -        (4,857,110)                -
  Investor B Class .......................................................              -           (80,308)                -
  Investor C Class .......................................................              -           (80,956)                -
                                                                            -------------     -------------     -------------
  Total distributions from net investment income .........................              -        (5,402,268)       (1,857,704)
                                                                            -------------     -------------     -------------
 Net realized gains:
  BlackRock Class ........................................................              -                 -                 -
  Institutional Class ....................................................              -        (2,033,124)                -
  Service Class ..........................................................              -                 -                 -
  Investor A Class .......................................................              -       (29,684,283)                -
  Investor B Class .......................................................              -        (7,665,103)                -
  Investor C Class .......................................................              -        (6,254,749)                -
                                                                            -------------     -------------     -------------
  Total distributions from net realized gains ............................              -       (45,637,259)                -
                                                                            -------------     -------------     -------------
  Total distributions to shareholders ....................................              -       (51,039,527)       (1,857,704)
                                                                            -------------     -------------     -------------
Capital share transactions ...............................................     (7,315,176)       45,632,219        84,026,827
                                                                            -------------     -------------     -------------
Redemption fees ..........................................................          8,683               610                 -
                                                                            -------------     -------------     -------------
  Total increase (decrease) in net assets ................................    (14,087,402)       79,356,057       227,667,669
Net assets:
  Beginning of period ....................................................    720,218,614       640,862,557       413,194,888
                                                                            -------------     -------------     -------------
  End of period ..........................................................  $ 706,131,212     $ 720,218,614     $ 640,862,557
                                                                            =============     =============     =============
  End of period undistributed net investment income (accumulated
   net investment loss) ..................................................  $     (92,915)    $    (163,219)    $   2,001,462

                                                                                         MID-CAP
                                                                                      GROWTH EQUITY
                                                                                        PORTFOLIO
                                                                           ------------------------------------
                                                                                 FOR THE
                                                                            SIX MONTHS ENDED       FOR THE
                                                                                 3/31/05          YEAR ENDED
                                                                               (UNAUDITED)         9/30/04
                                                                           ------------------ -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ...........................................  $  (1,367,468)     $  (1,638,806)
  Net increase from payment by affiliate (Note D) ........................              -                  -
  Net realized gain (loss) on investments, futures, options and
   foreign currency related transactions .................................     30,932,057         15,836,766
  Net unrealized gain (loss) on investments, futures, options and
   foreign currency related transactions .................................    (13,708,289)         5,337,808
                                                                            -------------      -------------
  Net increase (decrease) in net assets resulting from operations ........     15,856,300         19,535,768
                                                                            -------------      -------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class ....................................................              -                  -
  Service Class ..........................................................              -                  -
  Investor A Class .......................................................              -                  -
  Investor B Class .......................................................              -                  -
  Investor C Class .......................................................              -                  -
                                                                            -------------      -------------
  Total distributions from net investment income .........................              -                  -
                                                                            -------------      -------------
 Net realized gains:
  BlackRock Class ........................................................              -                  -
  Institutional Class ....................................................              -                  -
  Service Class ..........................................................              -                  -
  Investor A Class .......................................................              -                  -
  Investor B Class .......................................................              -                  -
  Investor C Class .......................................................              -                  -
                                                                            -------------      -------------
  Total distributions from net realized gains ............................              -                  -
                                                                            -------------      -------------
  Total distributions to shareholders ....................................              -                  -
                                                                            -------------      -------------
Capital share transactions ...............................................    319,753,360        (30,635,659)
                                                                            -------------      -------------
Redemption fees ..........................................................          1,728             14,939
                                                                            -------------      -------------
  Total increase (decrease) in net assets ................................    335,611,388        (11,084,952)
Net assets:
  Beginning of period ....................................................    122,153,862        133,238,814
                                                                            -------------      -------------
  End of period ..........................................................  $ 457,765,250      $ 122,153,862
                                                                            =============      =============
  End of period undistributed net investment income (accumulated
   net investment loss) ..................................................  $  (1,367,468)     $           -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      118

                                BLACKROCK FUNDS

                                                  SMALL/MID-CAP
                AURORA                                GROWTH
              PORTFOLIO                             PORTFOLIO
-------------------------------------- ------------------------------------
      FOR THE                                FOR THE
  SIX MONTHS ENDED        FOR THE       SIX MONTHS ENDED       FOR THE
      3/31/05           YEAR ENDED           3/31/05          YEAR ENDED
    (UNAUDITED)           9/30/04          (UNAUDITED)         9/30/04
------------------- ------------------ ------------------ -----------------
 $    (7,389,681)    $   (24,381,485)  $  (2,298,478)      $  (3,915,660)
         203,165             426,457               -             200,956
     599,000,361         376,473,622      19,014,922         (16,219,909)
    (288,414,761)        274,337,207      20,559,954         (10,056,987)
 ---------------     ---------------   --------------      -------------
     303,399,084         626,855,801      37,276,398         (29,991,600)
 ---------------     ---------------   --------------      -------------
               -                   -               -                   -
               -                   -               -                   -
               -                   -               -                   -
               -                   -               -                   -
               -                   -               -                   -
 ---------------     ---------------   --------------      -------------
               -                   -               -                   -
 ---------------     ---------------   --------------      -------------
               -                   -               -                   -
     (16,065,488)            (83,129)              -                   -
               -                   -               -                   -
    (223,189,239)         (1,074,654)              -                   -
     (47,894,772)           (240,069)              -                   -
     (50,120,639)           (244,717)              -                   -
 ---------------     ---------------   --------------      -------------
    (337,270,138)         (1,642,569)              -                   -
 ---------------     ---------------   --------------      -------------
    (337,270,138)         (1,642,569)              -                   -
 ---------------     ---------------   --------------      -------------
    (411,463,746)         67,410,778    (153,274,144)        282,999,700
 ---------------     ---------------   --------------      -------------
          11,141                   -           5,514                   -
 ---------------     ---------------   --------------      -------------
    (445,323,659)        692,624,010    (115,992,232)        253,008,100
   3,519,734,336       2,827,110,326     433,466,135         180,458,035
 ---------------     ---------------   --------------      -------------
 $ 3,074,410,677     $ 3,519,734,336   $ 317,473,903       $ 433,466,135
 ===============     ===============   ==============      =============
 $    (7,403,145)    $             -   $  (2,298,478)      $           -

          SMALL CAP VALUE                      SMALL CAP CORE
          EQUITY PORTFOLIO                    EQUITY PORTFOLIO
------------------------------------ -----------------------------------
      FOR THE                              FOR THE
 SIX MONTHS ENDED       FOR THE       SIX MONTHS ENDED       FOR THE
      3/31/05          YEAR ENDED          3/31/05         YEAR ENDED
    (UNAUDITED)         9/30/04          (UNAUDITED)         9/30/04
------------------ ----------------- ------------------ ----------------
  $     151,895     $    (639,504)      $  (114,861)      $  (71,169)
              -                 -                 -                -
     15,628,459        27,881,364           309,227           53,507
      2,044,685        (1,229,217)          748,741          339,684
  -------------     -------------       ------------      ------------
     17,825,039        26,012,643           943,107          322,022
  -------------     -------------       ------------      ------------
              -                 -                 -                -
              -                 -                 -                -
              -                 -                 -                -
              -                 -                 -                -
              -                 -                 -                -
  -------------     -------------       ------------      ------------
              -                 -                 -                -
  -------------     -------------       ------------      ------------
     (1,130,480)                -                 -                -
    (12,364,497)       (8,168,630)          (23,123)         (16,091)
       (436,328)         (494,170)                 (1)              (1)
     (6,644,284)       (4,743,664)          (29,098)          (9,184)
     (3,267,502)       (2,034,282)          (12,855)          (2,549)
     (1,382,122)         (807,811)          (38,775)          (1,706)
  -------------     -------------       -------------     ------------
    (25,225,213)      (16,248,557)         (103,852)         (29,531)
  -------------     -------------       -------------     ------------
    (25,225,213)      (16,248,557)         (103,852)         (29,531)
  -------------     -------------       -------------     ------------
      5,190,256       (10,393,367)       14,691,089        7,908,888
  -------------     -------------       -------------     ------------
          3,374             4,681             1,909           18,007
  -------------     -------------       -------------     ------------
     (2,206,544)         (624,600)       15,532,253        8,219,386
    132,065,162       132,689,762         9,464,924        1,245,538
  -------------     -------------       -------------     ------------
  $ 129,858,618     $ 132,065,162       $ 24,997,177      $ 9,464,924
  =============     =============       =============     ============
  $     151,895     $           -       $  (114,861)      $        -

                    119

                                BLACKROCK FUNDS
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                SMALL CAP
                                                                              GROWTH EQUITY
                                                                                PORTFOLIO
                                                                   ------------------------------------
                                                                         FOR THE
                                                                    SIX MONTHS ENDED       FOR THE
                                                                         3/31/05          YEAR ENDED
                                                                       (UNAUDITED)         9/30/04
                                                                   ------------------ -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ...................................   $  (2,160,841)     $  (4,273,122)
  Net increase from payment by affiliate (Note D) ................               -                  -
  Net realized gain (loss) on investments, futures, options and
   foreign currency related transactions .........................      20,436,926         58,198,019
  Net unrealized gain (loss) on investments, futures, options and
   foreign currency related transactions .........................      26,821,107          2,050,695
                                                                     -------------      -------------
  Net increase (decrease) in net assets resulting from operations       45,097,192         55,975,592
                                                                     -------------      -------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class ............................................               -                  -
  Service Class ..................................................               -                  -
  Investor A Class ...............................................               -                  -
  Investor B Class ...............................................               -                  -
  Investor C Class ...............................................               -                  -
                                                                     -------------      -------------
  Total distributions from net investment income .................               -                  -
                                                                     -------------      -------------
 Net realized gains:
  BlackRock Class ................................................               -                  -
  Institutional Class ............................................               -                  -
  Service Class ..................................................               -                  -
  Investor A Class ...............................................               -                  -
  Investor B Class ...............................................               -                  -
  Investor C Class ...............................................               -                  -
                                                                     -------------      -------------
  Total distributions from net realized gains ....................               -                  -
                                                                     -------------      -------------
  Total distributions to shareholders ............................               -                  -
                                                                     -------------      -------------
Capital share transactions .......................................       6,390,003         89,115,438
                                                                     -------------      -------------
Redemption fees ..................................................         172,188             41,261
                                                                     -------------      -------------
  Total increase (decrease) in net assets ........................      51,659,383        145,132,291
Net assets:
  Beginning of period ............................................     471,659,698        326,527,407
                                                                     -------------      -------------
  End of period ..................................................   $ 523,319,081      $ 471,659,698
                                                                     =============      =============
  End of period undistributed net investment income (accumulated
   net investment loss) ..........................................   $  (2,160,841)     $           -

                                                                             GLOBAL SCIENCE
                                                                             AND TECHNOLOGY
                                                                             OPPORTUNITIES
                                                                               PORTFOLIO
                                                                   ----------------------------------
                                                                         FOR THE
                                                                    SIX MONTHS ENDED      FOR THE
                                                                         3/31/05         YEAR ENDED
                                                                       (UNAUDITED)        9/30/04
                                                                   ------------------ ---------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ...................................    $   (205,899)    $   (663,846)
  Net increase from payment by affiliate (Note D) ................               -                -
  Net realized gain (loss) on investments, futures, options and
   foreign currency related transactions .........................         765,141        4,229,223
  Net unrealized gain (loss) on investments, futures, options and
   foreign currency related transactions .........................         663,934       (3,682,232)
                                                                      ------------     ------------
  Net increase (decrease) in net assets resulting from operations        1,223,176         (116,855)
                                                                      ------------     ------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class ............................................               -                -
  Service Class ..................................................               -                -
  Investor A Class ...............................................               -                -
  Investor B Class ...............................................               -                -
  Investor C Class ...............................................               -                -
                                                                      ------------     ------------
  Total distributions from net investment income .................               -                -
                                                                      ------------     ------------
 Net realized gains:
  BlackRock Class ................................................               -                -
  Institutional Class ............................................               -                -
  Service Class ..................................................               -                -
  Investor A Class ...............................................               -                -
  Investor B Class ...............................................               -                -
  Investor C Class ...............................................               -                -
                                                                      ------------     ------------
  Total distributions from net realized gains ....................               -                -
                                                                      ------------     ------------
  Total distributions to shareholders ............................               -                -
                                                                      ------------     ------------
Capital share transactions .......................................      (4,840,213)      (7,732,472)
                                                                      ------------     ------------
Redemption fees ..................................................             730           11,289
                                                                      ------------     ------------
  Total increase (decrease) in net assets ........................      (3,616,307)      (7,838,038)
Net assets:
  Beginning of period ............................................      27,166,803       35,004,841
                                                                      ------------     ------------
  End of period ..................................................    $ 23,550,496     $ 27,166,803
                                                                      ============     ============
  End of period undistributed net investment income (accumulated
   net investment loss) ..........................................    $   (205,899)    $          -

---------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      120

                                BLACKROCK FUNDS

                                                            ALL-CAP
                       GLOBAL                               GLOBAL                             HEALTH
                      RESOURCES                            RESOURCES                          SCIENCES
                      PORTFOLIO                            PORTFOLIO                          PORTFOLIO
----------------------------------------------------- ------------------ ---------------------------------------------------
  FOR THE PERIOD                         FOR THE        FOR THE PERIOD     FOR THE PERIOD     FOR THE YEAR       FOR THE
  3/1/05-3/31/05    FOR THE PERIOD      YEAR ENDED     2/16/051-3/31/05    3/1/05-3/31/05        ENDED          YEAR ENDED
   (UNAUDITED)      7/1/04-2/28/05       6/30/04          (UNAUDITED)       (UNAUDITED)         2/28/05          2/29/04
----------------- ----------------- ----------------- ------------------ ----------------- ----------------- ---------------
  $    (329,179)    $  (3,468,242)    $   1,224,536      $      4,940      $     (27,584)    $  (1,374,367)   $   (492,038)
              -            12,780           274,458                 -                  -                 -               -
      3,832,951        79,429,401        49,398,915            (6,442)         2,705,353         2,631,862      10,260,728
    (30,233,977)      226,282,268       113,653,804          (169,964)        (3,985,870)          833,330      15,869,865
  -------------     -------------     -------------      ------------      -------------     -------------    ------------
    (26,730,205)      302,256,207       164,551,713          (171,466)        (1,308,101)        2,090,825      25,638,555
  -------------     -------------     -------------      ------------      -------------     -------------    ------------
              -          (181,199)         (239,164)                -                  -                 -               -
              -                 -                 -                 -                  -                 -               -
              -        (3,733,634)       (3,857,057)                -                  -                 -               -
              -          (448,727)         (681,846)                -                  -                 -               -
              -          (740,345)         (992,836)                -                  -                 -               -
  -------------     -------------     -------------      ------------      -------------     -------------    ------------
              -        (5,103,905)       (5,770,903)                -                  -                 -               -
  -------------     -------------     -------------      ------------      -------------     -------------    ------------
              -                 -                 -                 -                  -                 -               -
              -          (820,327)                -                 -                  -          (271,998)        (59,350)
              -                 -                 -                 -                  -                 -               -
              -       (17,122,033)                -                 -                  -        (3,693,722)     (1,219,588)
              -        (2,773,442)                -                 -                  -        (1,432,836)       (617,283)
              -        (4,875,287)                -                 -                  -          (970,853)       (195,094)
  -------------     -------------     -------------      ------------      -------------     -------------    ------------
              -       (25,591,089)                -                 -                  -        (6,369,409)     (2,091,315)
  -------------     -------------     -------------      ------------      -------------     -------------    ------------
              -       (30,694,994)       (5,770,903)                -                  -        (6,369,409)     (2,091,315)
  -------------     -------------     -------------      ------------      -------------     -------------    ------------
     (3,647,203)       42,478,605       284,528,279        16,984,948            397,591        42,894,626      50,919,824
  -------------     -------------     -------------      ------------      -------------     -------------    ------------
          3,073               323                 -             1,078                268               306               -
  -------------     -------------     -------------      ------------      -------------     -------------    ------------
    (30,374,335)      314,040,141       443,309,089        16,814,560           (910,242)       38,616,348      74,467,064
    969,799,201       655,759,060       212,449,971                 -        135,554,876        96,938,528      22,471,464
  -------------     -------------     -------------      ------------      -------------     -------------    ------------
  $ 939,424,866     $ 969,799,201     $ 655,759,060      $ 16,814,560      $ 134,644,634     $ 135,554,876    $ 96,938,528
  =============     =============     =============      ============      =============     =============    ============
  $  (5,507,347)    $  (5,178,168)    $   3,393,979      $      4,940      $     (27,584)    $           -    $          -

                    121

                                BLACKROCK FUNDS
                STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                                       U.S. OPPORTUNITIES
                                                                                           PORTFOLIO
                                                                             --------------------------------------
                                                                                   FOR THE
                                                                              SIX MONTHS ENDED         FOR THE
                                                                                   3/31/05            YEAR ENDED
                                                                                 (UNAUDITED)           9/30/04
                                                                             ------------------   -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ...........................................     $    (713,943)       $  (1,910,678)
  Net increase from payment by affiliate (Note D) ........................                 -                    -
  Net realized gain (loss) on investments, futures, options and
   foreign currency related transactions .................................         8,971,756           21,382,725
  Net unrealized gain (loss) on investments, futures, options and
   foreign currency related transactions .................................         1,474,393            1,106,908
                                                                               -------------        -------------
  Net increase (decrease) in net assets resulting from operations ........         9,732,206           20,578,955
                                                                               -------------        -------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class ....................................................                 -                    -
  Service Class ..........................................................                 -                    -
  Investor A Class .......................................................                 -                    -
  Investor B Class .......................................................                 -                    -
  Investor C Class .......................................................                 -                    -
                                                                               -------------        -------------
  Total distributions from net investment income .........................                 -                    -
                                                                               -------------        -------------
 Net realized gains:
  BlackRock Class ........................................................                 -                    -
  Institutional Class ....................................................                 -                    -
  Service Class ..........................................................                 -                    -
  Investor A Class .......................................................                 -                    -
  Investor B Class .......................................................                 -                    -
  Investor C Class .......................................................                 -                    -
                                                                               -------------        -------------
  Total distributions from net realized gains ............................                 -                    -
                                                                               -------------        -------------
  Total distributions to shareholders ....................................                 -                    -
                                                                               -------------        -------------
Capital share transactions ...............................................       (17,093,448)         (18,603,484)
                                                                               -------------        -------------
Redemption fees ..........................................................             5,172                4,220
                                                                               -------------        -------------
  Total increase (decrease) in net assets ................................        (7,356,070)           1,979,691
Net assets:
  Beginning of period ....................................................       100,914,467           98,934,776
                                                                               -------------        -------------
  End of period ..........................................................     $  93,558,397        $ 100,914,467
                                                                               =============        =============
  End of period undistributed net investment income (accumulated
   net investment loss) ..................................................     $    (713,943)       $           -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      122

                                BLACKROCK FUNDS

           INTERNATIONAL                                     ASSET                                         INDEX
           OPPORTUNITIES                                  ALLOCATION                                       EQUITY
             PORTFOLIO                                     PORTFOLIO                                     PORTFOLIO
------------------------------------ ----------------------------------------------------- --------------------------------------
      FOR THE                                                                                    FOR THE
 SIX MONTHS ENDED       FOR THE        FOR THE PERIOD                         FOR THE       SIX MONTHS ENDED        FOR THE
      3/31/05          YEAR ENDED      3/1/05-3/31/05    FOR THE PERIOD      YEAR ENDED          3/31/05           YEAR ENDED
    (UNAUDITED)         9/30/04         (UNAUDITED)      4/1/04-2/28/05       3/31/04          (UNAUDITED)          9/30/04
------------------ ----------------- ----------------- ----------------- ----------------- ------------------ -------------------
  $    (121,720)     $    (549,024)    $   1,254,784     $   8,458,060     $   8,516,159    $    12,418,087     $    15,612,410
              -                  -                 -            90,574                 -                  -                   -
     31,653,538         27,213,448        12,570,254        32,217,247        88,662,078         (2,656,525)          4,494,513
     41,280,873         11,162,948       (25,395,650)        8,163,136        61,187,645         80,317,344         170,850,631
  -------------      -------------     -------------     -------------     -------------    ---------------     ---------------
     72,812,691         37,827,372       (11,570,612)       48,929,017       158,365,882         90,078,906         190,957,554
  -------------      -------------     -------------     -------------     -------------    ---------------     ---------------
     (1,442,124)           (52,346)         (100,179)         (549,136)         (378,790)        (6,622,329)         (9,484,238)
       (249,027)            (2,626)           (5,589)                -                 -           (673,961)           (960,810)
     (1,244,655)           (38,301)       (1,243,638)      (13,021,288)       (6,788,195)        (3,130,936)         (3,441,512)
       (134,589)           (31,274)         (187,004)       (2,669,527)         (865,650)        (1,076,368)           (616,709)
       (279,752)           (29,065)          (71,928)       (1,074,297)         (237,660)        (1,704,086)           (966,846)
  -------------      -------------     -------------     -------------     -------------    ---------------     ---------------
     (3,350,147)          (153,612)       (1,608,338)      (17,314,248)       (8,270,295)       (13,207,680)        (15,470,115)
  -------------      -------------     -------------     -------------     -------------    ---------------     ---------------
              -                  -                 -                 -                 -                  -                   -
              -                  -                 -          (669,622)                -                  -                   -
              -                  -                 -                 -                 -                  -                   -
              -                  -                 -       (17,005,778)                -                  -                   -
              -                  -                 -        (5,240,921)                -                  -                   -
              -                  -                 -        (2,030,016)                -                  -                   -
  -------------      -------------     -------------     -------------     -------------    ---------------     ---------------
              -                  -                 -       (24,946,337)                -                  -                   -
  -------------      -------------     -------------     -------------     -------------    ---------------     ---------------
     (3,350,147)          (153,612)       (1,608,338)      (42,260,585)       (8,270,295)       (13,207,680)        (15,470,115)
  -------------      -------------     -------------     -------------     -------------    ---------------     ---------------
    124,934,549        122,058,194       (11,243,598)      147,427,659        30,609,858       (124,689,529)       (247,163,288)
  -------------      -------------     -------------     -------------     -------------    ---------------     ---------------
        150,446             86,362             9,061             4,202                 -             29,583              44,920
  -------------      -------------     -------------     -------------     -------------    ---------------     ---------------
    194,547,539        159,818,316       (24,413,487)      154,100,293       180,705,445        (47,788,720)        (71,630,929)
    315,641,632        155,823,316       813,474,612       659,374,319       478,668,874      1,391,077,329       1,462,708,258
  -------------      -------------     -------------     -------------     -------------    ---------------     ---------------
  $ 510,189,171      $ 315,641,632     $ 789,061,125     $ 813,474,612     $ 659,374,319    $ 1,343,288,609     $ 1,391,077,329
  =============      =============     =============     =============     =============    ===============     ===============
  $  (1,905,637)     $   1,566,230     $  (4,527,148)    $  (4,173,594)    $   4,682,594    $        40,179     $       829,772

                                      123

                                BLACKROCK FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GAIN (LOSS)
                                      NET                       ON INVESTMENTS,
                                     ASSET                     FOREIGN CURRENCY
                                     VALUE          NET           AND OPTIONS
                                   BEGINNING     INVESTMENT     (BOTH REALIZED
                                   OF PERIOD   INCOME (LOSS)    AND UNREALIZED)
                                  ----------- --------------- ------------------
     --------
     Investment Trust
     --------
     Institutional Class
     10/01/04 through 3/31/0510    $   11.95    $   0.07           $   0.85
     9/30/04                           10.32       0.0922              1.67
     9/30/03                            8.50       0.10                1.83
     9/30/02                           11.25       0.11              (2.86)
     9/30/01                           20.77       0.06              (6.46)
     9/30/00                           20.77       0.07                1.61
     Service Class
     10/01/04 through 3/31/0510    $   11.97    $   0.09           $   0.80
     9/30/04                           10.33       0.0622              1.67
     9/30/03                            8.44       0.10                1.79
     9/30/02                           11.21       0.01              (2.78)
     9/30/01                           20.73       0.01              (6.43)
     9/30/00                           20.76       0.01                1.61
     Investor A Class
     10/01/04 through 3/31/0510    $   11.79    $   0.01           $   0.86
     9/30/04                           10.18       0.0422              1.64
     9/30/03                            8.41       0.06                1.79
     9/30/02                           11.17      (0.01)           (2.75)
     9/30/01                           20.69      (0.02)           (6.42)
     9/30/00                           20.75      (0.02)             1.60
     Investor B Class
     10/01/04 through 3/31/0510    $   11.30    $   (0.05)         $   0.84
     9/30/04                            9.78      (0.04)22           1.57
     9/30/03                            8.06      (0.02)             1.74
     9/30/02                           10.79      (0.10)           (2.63)
     9/30/01                           20.21      (0.13)           (6.22)
     9/30/00                           20.44      (0.18)             1.58
     Investor C Class
     10/01/04 through 3/31/0510    $   11.31    $   (0.04)         $   0.83
     9/30/04                            9.77      (0.04)22           1.58
     9/30/03                            8.06      (0.02)22           1.73
     9/30/02                           10.79      (0.11)           (2.62)
     9/30/01                           20.20      (0.15)           (6.19)
     9/30/00                           20.44      (0.16)             1.55
     ------------
     Large Cap Value Equity
     ------------
     Institutional Class
     10/01/04 through 3/31/0510    $   12.70    $   0.12           $   1.21
     9/30/04                           10.77       0.1822              1.93
     9/30/03                            8.82       0.16                1.94
     9/30/02                           12.60       0.10              (3.42)
     9/30/01                           15.13       0.14              (1.28)
     9/30/00                           15.75       0.16                0.79
     Service Class
     10/01/04 through 3/31/0510    $   12.73    $   0.12           $   1.18
     9/30/04                           10.79       0.1422              1.94
     9/30/03                            8.83       0.12                1.96
     9/30/02                           12.61       0.06              (3.42)
     9/30/01                           15.13       0.10              (1.27)
     9/30/00                           15.75       0.11                0.79

                                                                   DISTRIBUTIONS
                                   DISTRIBUTIONS                     FROM NET         NET
                                      FROM NET     DISTRIBUTIONS     REALIZED     ASSET VALUE
                                     INVESTMENT         FROM          CAPITAL       END OF
                                       INCOME         CAPITAL          GAINS        PERIOD
                                  --------------- --------------- -------------- ------------
     --------
     Investment Trust
     --------
     Institutional Class
     10/01/04 through 3/31/0510     $   (0.10)       $      -        $      -     $   12.77
     9/30/04                          (0.13)              -               -         11.95
     9/30/03                          (0.11)              -               -         10.32
     9/30/02                                -               -               -          8.50
     9/30/01                          (0.05)          (0.02)          (3.05)        11.25
     9/30/00                          (0.05)              -           (1.63)        20.77
     Service Class
     10/01/04 through 3/31/0510     $   (0.06)       $      -        $      -     $   12.80
     9/30/04                          (0.09)              -               -         11.97
     9/30/03                                -               -               -         10.33
     9/30/02                                -               -               -          8.44
     9/30/01                          (0.03)          (0.02)          (3.05)        11.21
     9/30/00                          (0.02)              -           (1.63)        20.73
     Investor A Class
     10/01/04 through 3/31/0510     $   (0.04)       $      -        $      -     $   12.62
     9/30/04                          (0.07)              -               -         11.79
     9/30/03                          (0.08)              -               -         10.18
     9/30/02                                -               -               -          8.41
     9/30/01                          (0.01)          (0.02)          (3.05)        11.17
     9/30/00                          (0.01)              -           (1.63)        20.69
     Investor B Class
     10/01/04 through 3/31/0510     $       -        $      -        $      -     $   12.09
     9/30/04                          (0.01)              -               -         11.30
     9/30/03                                -               -               -          9.78
     9/30/02                                -               -               -          8.06
     9/30/01                                -           (0.02)          (3.05)        10.79
     9/30/00                                -               -           (1.63)        20.21
     Investor C Class
     10/01/04 through 3/31/0510     $       -        $      -        $      -     $   12.10
     9/30/04                                -               -               -         11.31
     9/30/03                                -               -               -          9.77
     9/30/02                                -               -               -          8.06
     9/30/01                          (0.02)              -           (3.05)        10.79
     9/30/00                                -               -           (1.63)        20.20
     ------------
     Large Cap Value Equity
     ------------
     Institutional Class
     10/01/04 through 3/31/0510     $   (0.13)       $      -        $      -     $   13.90
     9/30/04                          (0.18)              -               -         12.70
     9/30/03                          (0.15)              -               -         10.77
     9/30/02                          (0.09)          (0.37)              -          8.82
     9/30/01                          (0.14)          (1.25)              -         12.60
     9/30/00                          (0.16)          (1.41)              -         15.13
     Service Class
     10/01/04 through 3/31/0510     $   (0.09)       $      -        $      -     $   13.94
     9/30/04                          (0.14)              -               -         12.73
     9/30/03                          (0.12)              -               -         10.79
     9/30/02                          (0.05)          (0.37)              -          8.83
     9/30/01                          (0.10)          (1.25)              -         12.61
     9/30/00                          (0.11)          (1.41)              -         15.13

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      124

                                BLACKROCK FUNDS

                                                       RATIO OF TOTAL                           RATIO OF NET
                                      RATIO OF NET       EXPENSE TO         RATIO OF NET     INVESTMENT INCOME
                        NET ASSETS     EXPENSES TO      AVERAGE NET      INVESTMENT INCOME     TO AVERAGE NET    PORTFOLIO
        TOTAL         END OF PERIOD    AVERAGE NET   ASSETS (EXCLUDING     TO AVERAGE NET    ASSETS (EXCLUDING   TURNOVER
       RETURN             (000)          ASSETS           WAIVERS)             ASSETS             WAIVERS)         RATE
-------------------- --------------- -------------- ------------------- ------------------- ------------------- ----------
       7.66%        $  549,977         0.81%2           1.00%2              1.45%2              1.25%2           89%
      17.11                 51,593        0.81             0.99                0.81                0.63              72
      22.80                 60,886        0.81             0.96                0.93                0.79              98
       (24.44)            134,859        0.81             0.87                0.36                0.30             124
       (35.29)            755,701        0.81             0.82                0.38                0.37             114
       8.14              1,466,964        0.80             0.80                0.33                0.33             103

       7.46%        $    1,681         1.11%2           1.26%2              1.39%2              1.23%2           89%
      16.83                  1,714        1.07             1.23                0.56                0.40              72
      22.39                  1,988        1.11             1.26                0.64                0.49              98
        (24.71)              3,797        1.11             1.16                0.06                0.02             124
        (35.49)            143,283        1.11             1.12                0.07                0.06             114
       7.81                232,287        1.10             1.10                0.03                0.03             103

          7.36%3        $  602,950         1.16%2           1.35%2              1.04%2              0.86%2           89%
      16.603                17,632        1.26             1.47                0.37                0.16              72
      22.093                19,408        1.28             1.43                0.45                0.30              98
       (24.71)3            24,816        1.28             1.36                (0.04)              (0.11)           124
       (35.65)3            37,267        1.28             1.30                (0.09)              (0.10)           114
       7.643                76,438        1.25             1.25                (0.11)              (0.11)           103

          6.99%4        $  263,250         1.92%2           2.01%2              0.33%2              0.24%2           89%
      15.704                20,448        2.01             2.13                (0.39)              (0.50)            72
      21.344                21,182        2.03             2.18                (0.30)              (0.45)            98
        (25.30)4            22,119        2.03             2.11                (0.78)              (0.86)           124
        (36.11)4            40,403        2.03             2.05                (0.84)              (0.85)           114
       6.824                81,562        2.01             2.01                (0.87)              (0.87)           103

          6.99%4        $   26,431         1.92%2           2.00%2              0.34%2              0.26%2           89%
      15.784,11              2,413        2.03             2.14                (0.39)              (0.50)            72
      21.224                 1,829        2.03             2.18                (0.25)              (0.40)            98
       (25.30)4             1,923        2.03             2.11                (0.80)              (0.87)           124
       (36.07)4             3,955        2.03             2.04                (0.09)              (0.09)           114
       6.774                11,108        2.01             2.01                0.87                (0.87)           103

      10.45%        $  126,648         0.79%2           0.98%2              1.82%2              1.64%2           44%
      19.6711              114,374        0.79             0.91                1.45                1.33              75
      23.93                151,602        0.79             0.91                1.27                1.15             150
       (27.41)            369,792        0.79             0.84                0.72                0.68             128
       (8.22)          1,345,903        0.79             0.80                1.00                0.99             114
       6.24              1,821,839        0.78             0.78                1.11                1.11             121

      10.24%        $   29,831         1.09%2           1.22%2              1.50%2              1.37%2           44%
      19.3511               46,353        1.09             1.22                1.15                1.03              75
      23.60                 62,080        1.09             1.21                0.98                0.87             150
        (27.66)            133,903        1.09             1.15                0.45                0.40             128
         (8.44)            254,166        1.09             1.10                0.69                0.69             114
       5.91                337,993        1.08             1.08                0.82                0.82             121

                    125

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GAIN (LOSS)
                                      NET                       ON INVESTMENTS,                         DISTRIBUTIONS
                                     ASSET                     FOREIGN CURRENCY                           FROM NET         NET
                                     VALUE          NET           AND OPTIONS        DISTRIBUTIONS        REALIZED     ASSET VALUE
                                   BEGINNING     INVESTMENT     (BOTH REALIZED    FROM NET INVESTMENT      CAPITAL       END OF
                                   OF PERIOD   INCOME (LOSS)    AND UNREALIZED)          INCOME             GAINS        PERIOD
                                  ----------- --------------- ------------------ --------------------- -------------- ------------
     ------------------
     Large Cap Value Equity (Continued)
     ------------------
     Invester A Class
     10/01/04 through 3/31/0510    $   12.71     $  0.10           $   1.19           $   (0.10)          $      -     $   13.90
     9/30/04                           10.78       0.1322              1.93             (0.13)                 -         12.71
     9/30/03                            8.83       0.09                1.96             (0.10)                 -         10.78
     9/30/02                           12.59       0.02              (3.39)            (0.02)             (0.37)         8.83
     9/30/01                           15.11       0.07              (1.27)            (0.07)             (1.25)        12.59
     9/30/00                           15.74       0.10                0.77             (0.09)             (1.41)        15.11
     Investor B Class
     10/01/04 through 3/31/0510    $   12.48     $  0.05           $   1.16           $   (0.05)          $      -     $   13.64
     9/30/04                           10.58       0.0322              1.91             (0.04)                 -         12.48
     9/30/03                            8.66       0.01                1.93             (0.02)                 -         10.58
     9/30/02                           12.43       (0.07)           (3.33)                  -              (0.37)         8.66
     9/30/01                           14.97       (0.03)           (1.26)                  -              (1.25)        12.43
     9/30/00                           15.61       (0.01)             0.77                   -              (1.40)        14.97
     Investor C Class
     10/01/04 through 3/31/0510    $   12.48     $  0.05           $   1.17           $   (0.05)          $      -     $   13.65
     9/30/04                           10.59       0.0322              1.90             (0.04)                 -         12.48
     9/30/03                            8.67       0.01                1.93             (0.02)                 -         10.59
     9/30/02                           12.44       (0.07)           (3.33)                  -              (0.37)         8.67
     9/30/01                           14.97       (0.03)           (1.25)                  -              (1.25)        12.44
     9/30/00                           15.61       0.01                0.75                   -              (1.40)        14.97
     -------------
     Large Cap Growth Equity
     -------------
     Institutional Class
     10/01/04 through 3/31/0510    $    8.92     $  0.06           $   0.50           $       -           $      -     $    9.48
     9/30/04                            8.18       0.0222              0.72                   -                  -          8.92
     9/30/03                            6.71       0.03                1.44                   -                  -          8.18
     9/30/02                            9.10       (0.01)           (2.38)                  -                  -          6.71
     9/30/01                           23.72       (0.02)           (11.82)                  -              (2.78)         9.10
     9/30/00                           22.57       (0.06)             4.83                   -              (3.62)        23.72
     Service Class
     10/01/04 through 3/31/0510    $    8.72     $  0.05           $   0.49           $       -           $      -     $    9.26
     9/30/04                            8.03       (0.01)22           0.70                   -                  -          8.72
     9/30/03                            6.60       (0.01)             1.44                   -                  -          8.03
     9/30/02                            8.99       (0.02)           (2.37)                  -                  -          6.60
     9/30/01                           23.52       (0.05)           (11.70)                  -              (2.78)         8.99
     9/30/00                           22.47       (0.13)             4.80                   -              (3.62)        23.52
     Investor A Class
     10/01/04 through 3/31/0510    $    8.60     $  0.04           $   0.48           $       -           $      -     $    9.12
     9/30/04                            7.92       (0.02)22           0.70                   -                  -          8.60
     9/30/03                            6.53       (0.02)             1.41                   -                  -          7.92
     9/30/02                            8.90       (0.05)           (2.32)                  -                  -          6.53
     9/30/01                           23.36       (0.09)           (11.59)                  -              (2.78)         8.90
     9/30/00                           22.37       (0.16)             4.77                   -              (3.62)        23.36
     Investor B Class
     10/01/04 through 3/31/0510    $    7.92     $      -          $   0.45           $       -           $      -     $    8.37
     9/30/04                            7.35       (0.08)22           0.65                   -                  -          7.92
     9/30/03                            6.11       (0.07)             1.31                   -                  -          7.35
     9/30/02                            8.39       (0.12)           (2.16)                  -                  -          6.11
     9/30/01                           22.34       (0.19)           (10.98)                  -              (2.78)         8.39
     9/30/00                           21.68       (0.28)             4.56                   -              (3.62)        22.34
     Investor C Class
     10/01/04 through 3/31/0510    $    7.91     $      -          $   0.45           $       -           $      -     $    8.36
     9/30/04                            7.34       (0.08)22           0.65                   -                  -          7.91
     9/30/03                            6.10       (0.07)             1.31                   -                  -          7.34
     9/30/02                            8.37       (0.13)           (2.14)                  -                  -          6.10
     9/30/01                           22.31       (0.19)           (10.97)                  -              (2.78)         8.37
     9/30/00                           21.68       (0.25)             4.50                   -              (3.62)        22.31

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      126

                                BLACKROCK FUNDS

                                                        RATIO OF TOTAL                           RATIO OF NET
                                       RATIO OF NET       EXPENSE TO         RATIO OF NET     INVESTMENT INCOME
                         NET ASSETS     EXPENSES TO      AVERAGE NET      INVESTMENT INCOME     TO AVERAGE NET    PORTFOLIO
        TOTAL          END OF PERIOD    AVERAGE NET   ASSETS (EXCLUDING     TO AVERAGE NET    ASSETS (EXCLUDING   TURNOVER
        RETURN             (000)          ASSETS           WAIVERS)             ASSETS             WAIVERS)         RATE
--------------------- --------------- -------------- ------------------- ------------------- ------------------- ----------

          10.18%3        $  152,434         1.18%2           1.34%2              1.49%2              1.34%2           44%
       19.193,11             54,311        1.19             1.36                1.05               0.88               75
       23.323                63,733        1.26             1.38                0.83               0.71              150
         (27.70)3            76,044        1.27             1.32                0.22               0.17              128
          (8.64)3            57,672        1.27             1.27                0.53               0.52              114
        5.713                56,689        1.23             1.23                0.66               0.66              121

           9.73%4        $   46,305         1.97%2           2.06%2              0.70%2              0.60%2           44%
       18.344,11             18,203        1.99             2.08                0.25               0.16               75
       22.424                17,634        2.01             2.13                0.09                (0.03)           150
         (28.32)4            17,312        2.01             2.07                (0.51)              (0.56)           128
          (9.36)4            29,178        2.01             2.02                (0.23)              (0.24)           114
        4.934                31,208        2.00             2.00                (0.11)              (0.11)           121

           9.81%4        $   13,016         1.93%2           1.99%2              0.71%2              0.66%2           44%
       18.274,11              6,805        1.99             2.05                0.26               0.20               75
       22.404                 5,141        2.01             2.13                0.09                (0.03)           150
        (28.29)4             5,868        2.01             2.06                (0.50)              (0.55)           128
        (9.29)4             9,738        2.01             2.02                (0.24)              (0.25)           114
        4.934                 7,608        2.00             2.00                (0.13)              (0.13)           121

        6.28%        $   24,083         0.82%2           1.16%2              1.19%2              0.85%2           27%
        9.0511               27,725        0.82             1.01                0.20               0.01               70
       21.91                 36,686        0.82             0.93                0.19               0.08               90
        (26.26)            100,521        0.82             0.87                (0.05)              (0.09)           130
        (55.58)            557,928        0.82             0.83                (0.11)              (0.12)           164
       22.90              1,263,796        0.80             0.80                (0.24)              (0.24)           121

        6.19%        $   12,146         1.12%2           1.40%2              0.83%2              0.55%2           27%
        8.5911               33,182        1.12             1.30                (0.10)              (0.27)            70
       21.67                 43,625        1.12             1.22                (0.11)              (0.22)            90
         (26.59)            130,932        1.12             1.17                (0.30)              (0.34)           130
         (55.68)            158,367        1.12             1.13                (0.41)              (0.42)           164
       22.50                288,904        1.10             1.10                (0.54)              (0.54)           121

           6.05%3        $   16,937         1.22%2           1.51%2              0.81%2              0.51%2           27%
        8.593,11             18,985        1.27             1.50                (0.26)              (0.49)            70
       21.293                27,739        1.29             1.40                (0.27)              (0.38)            90
        (26.63)3            34,513        1.29             1.34                (0.48)              (0.52)           130
        (55.78)3            35,609        1.29             1.30                (0.59)              (0.60)           164
       22.313                87,375        1.25             1.25                (0.70)              (0.70)           121

           5.68%4        $   10,996         1.97%2           2.17%2              0.04%2             (0.15)%2          27%
        7.764                12,693        2.03             2.16                (1.01)              (1.14)            70
       20.304                14,358        2.04             2.15                (1.01)              (1.12)            90
         (27.18)4            14,332        2.04             2.09                (1.23)              (1.28)           130
         (56.08)4            25,986        2.04             2.05                (1.33)              (1.34)           164
       21.374                65,977        2.01             2.01                (1.46)              (1.46)           121

           5.69%4        $    2,308         1.97%2           2.17%2              0.04%2             (0.16)%2          27%
        7.774                 2,558        2.03             2.18                (1.01)              (1.16)            70
       20.334                 2,579        2.04             2.15                (1.01)              (1.12)            90
        (27.12)4             2,424        2.04             2.09                (1.23)              (1.28)           130
        (56.11)4             4,711        2.04             2.05                (1.33)              (1.34)           164
       21.214                11,799        2.01             2.01                (1.47)              (1.47)           121

                    127

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GAIN (LOSS)
                                      NET                       ON INVESTMENTS,                         DISTRIBUTIONS
                                     ASSET                     FOREIGN CURRENCY                           FROM NET         NET
                                     VALUE          NET           AND OPTIONS        DISTRIBUTIONS        REALIZED     ASSET VALUE
                                   BEGINNING     INVESTMENT     (BOTH REALIZED    FROM NET INVESTMENT      CAPITAL       END OF
                                   OF PERIOD   INCOME (LOSS)    AND UNREALIZED)          INCOME             GAINS        PERIOD
                                  ----------- --------------- ------------------ --------------------- -------------- ------------
     ---------
     Dividend Achievers(TM)
     ---------
     Institutional Class
     10/01/04 through 3/31/0510    $   9.96      $   0.08          $   0.51           $   (0.07)         $   (0.01)    $   10.47
     9/08/041 through 9/30/04         10.00         0.0122          (0.05)                  -                  -          9.96

     Service Class
     10/01/04 through 3/31/0510    $   9.95     $   0.04           $   0.52           $   (0.06)         $   (0.01)    $   10.44
     9/08/041 through 9/30/04         10.00           -22           (0.05)                  -                  -          9.95

     Investor A Class
     10/01/04 through 3/31/0510    $   9.96     $   0.05           $   0.53           $   (0.06)         $   (0.01)    $   10.47
     9/08/041 through 9/30/04         10.00         0.0122          (0.05)                  -                  -          9.96

     Investor B Class
     10/01/04 through 3/31/0510    $   9.96     $   0.02           $   0.54           $   (0.04)         $   (0.01)    $   10.47
     9/08/041 through 9/30/04         10.00         0.0122          (0.05)                  -                  -          9.96

     Investor C Class
     10/01/04 through 3/31/0510    $   9.96     $   0.03           $   0.52           $   (0.04)         $   (0.01)    $   10.46
     9/08/041 through 9/30/04         10.00         0.0122          (0.05)                  -                  -          9.96
     ---
     Legacy
     ---
     Institutional Class
     11/01/04 through 3/31/0510    $  12.78     $   0.07           $   0.35           $       -          $       -     $   13.20
     10/30/04                         12.17       (0.04)             0.65                   -                  -         12.78
     10/30/03                         10.14       (0.02)             2.05                   -                  -         12.17
     10/30/02                         11.74             -           (1.60)                  -                  -         10.14
     10/30/01                         16.61       (0.01)          (4.86)                  -                  -         11.74
     10/30/0023                       16.09       (0.02)             0.54                   -                  -         16.61
     Service Class
     1/28/051 through 3/31/0510    $  12.96     $   (0.01)        $   (0.08)          $       -          $       -     $   12.86
     Investor A Class
     11/01/04 through 3/31/0510    $  12.47     $   0.06          $    0.33           $       -          $       -     $   12.86
     10/30/04                         11.91       (0.08)             0.64                   -                  -         12.47
     10/30/03                          9.96       (0.05)             2.00                   -                  -         11.91
     10/30/02                         11.56       (0.03)          (1.57)                  -                  -          9.96
     10/30/01                         16.39       (0.05)          (4.78)                  -                  -         11.56
     10/30/0023                       15.99       (0.04)             0.44                   -                  -         16.39
     Investor B Class
     11/01/04 through 3/31/0510    $  11.86     $   0.01          $    0.33           $       -          $       -     $   12.20
     10/30/04                         11.41       (0.15)             0.60                   -                  -         11.86
     10/30/03                          9.61       (0.12)             1.91                   -                  -         11.41
     10/30/02                         11.23       (0.11)          (1.51)                  -                  -          9.61
     10/30/01                         16.05       (0.15)          (4.67)                  -                  -         11.23
     10/30/0023                       15.71       (0.10)             0.44                   -                  -         16.05
     Investor C Class
     11/01/04 through 3/31/0510    $  11.86     $   0.02          $    0.32           $       -          $       -     $   12.20
     10/30/04                         11.41       (0.15)             0.60                   -                  -         11.86
     10/30/03                          9.61       (0.11)             1.91                   -                  -         11.41
     10/30/02                         11.23       (0.11)          (1.51)                  -                  -          9.61
     10/30/01                         16.05       (0.15)          (4.67)                  -                  -         11.23
     10/30/0023                       15.71       (0.10)             0.44                   -                  -         16.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      128

                                BLACKROCK FUNDS

                                                     RATIO OF TOTAL                           RATIO OF NET
                                    RATIO OF NET       EXPENSE TO         RATIO OF NET     INVESTMENT INCOME
                      NET ASSETS     EXPENSES TO      AVERAGE NET      INVESTMENT INCOME     TO AVERAGE NET    PORTFOLIO
       TOTAL        END OF PERIOD    AVERAGE NET   ASSETS (EXCLUDING     TO AVERAGE NET    ASSETS (EXCLUDING   TURNOVER
      RETURN            (000)          ASSETS           WAIVERS)             ASSETS             WAIVERS)         RATE
------------------ --------------- -------------- ------------------- ------------------- ------------------- ----------
       5.92%        $   6,654          0.90%2           2.20%2              2.07%2              0.77%2           28%
     (0.40)             1,992         0.902            1.682              1.412               0.632               9

       5.57%        $     279          1.18%2           1.94%2              1.59%2              0.83%2           28%
       (0.50)                 -         1.202            1.982              1.112               0.332               9

       5.80%        $  11,029          1.28%2           2.10%2              1.70%2              0.87%2           28%
     (0.40)3                -         1.302            2.082              1.012               0.232               9

       5.61%        $   1,727          2.01%2           2.69%2              0.94%2              0.26%2           28%
       (0.40)4                -         2.052            2.582              0.512               0.272               9

       5.48%        $   6,720          1.99%2           2.74%2              1.02%2              0.28%2           28%
     (0.40)4                -         2.052            2.582              0.512               0.272               9

       3.29%        $  52,272          0.99%2           1.01%2              1.03%2              1.02%2           29%
      5.01               52,399         1.14             1.14                (0.31)              (0.31)            91
     20.02               60,878         1.08             1.08                (0.19)              (0.19)           113
     (13.63)            41,161         1.08             1.09               0.03                0.02               31
     (29.32)             5,077         1.03             1.05                (0.09)              (0.11)            22
      3.23                7,126         1.04             1.04                (0.24)              (0.24)            11

       (0.70) %       $       -          1.35%2           1.47%2             (0.18)%2            (0.18)%2          29%

        3.13%3        $ 123,837          1.26%2           1.32%2              1.00%2              0.94%2           29%
      4.703              99,435         1.44             1.44                (0.62)              (0.62)            91
     19.583             103,247         1.38             1.38                (0.47)              (0.47)           113
     (13.84)3           76,798         1.38             1.39                (0.28)              (0.29)            31
     (29.47)3          103,774         1.33             1.35                (0.39)              (0.41)            22
      2.503             151,920         1.34             1.34                (0.54)              (0.54)            11

        2.87%4        $  90,912          1.99%2           2.01%2              0.26%2              0.24%2           29%
      3.944              97,938         2.14             2.14                (1.31)              (1.31)            91
     18.734             108,125         2.08             2.08                (1.17)              (1.17)           113
      (14.43)4           90,564         2.08             2.09                (0.98)              (0.99)            31
      (29.99)4          129,464         2.03             2.05                (1.09)              (1.11)            22
      2.104             184,818         2.04             2.04                (1.25)              (1.25)            11

        2.87%4        $  20,677          1.99%2           2.01%2              0.30%2              0.28%2           29%
      3.944              23,854         2.14             2.14                (1.30)              (1.30)            91
     18.734              30,516         2.08             2.08                (1.15)              (1.15)           113
     (14.43)4           31,274         2.08             2.09                (0.99)              (1.00)            31
     (30.03)4           46,809         2.03             2.05                (1.08)              (1.10)            22
      2.164              76,137         2.04             2.04                (1.24)              (1.24)            11

                    129

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   GAIN (LOSS)
                                      NET                        ON INVESTMENTS,
                                     ASSET                      FOREIGN CURRENCY
                                     VALUE           NET           AND OPTIONS
                                   BEGINNING     INVESTMENT      (BOTH REALIZED
                                   OF PERIOD    INCOME (LOSS)    AND UNREALIZED)
                                  ----------- ---------------- ------------------
     ------------
     Mid-Cap Value Equity*
     ------------
     Institutional Class
     3/01/05 through 3/31/0510     $   12.73    $   0.01           $   (0.12)
     7/01/04 through 2/28/05           12.14        0.11                1.44
     6/30/04                            9.07        0.08                3.08
     6/30/03                           10.66        0.08             (1.21)
     6/30/02                           11.85        0.04                0.30
     6/30/01                            8.74        0.10                3.59
     6/30/00                           10.09        0.17             (1.14)
     Service Class
     3/01/05 through 3/31/0510     $   12.63    $        -         $   (0.12)
     1/28/05 through 2/28/05           12.04       (0.01)             0.60
     Investor A Class
     3/01/05 through 3/31/0510     $   12.53    $        -         $   (0.12)
     7/01/04 through 2/28/05           11.92        0.07                1.45
     6/30/04                            8.91        0.05                3.02
     6/30/03                           10.53        0.06             (1.22)
     6/30/02                           11.73        0.02                0.29
     6/30/01                            8.66        0.06                3.56
     6/30/00                           10.00        0.15             (1.14)
     Investor B Class
     3/01/05 through 3/31/0510     $   11.87    $        -         $   (0.12)
     7/01/04 through 2/28/05           11.28       (0.03)             1.41
     6/30/04                            8.45       (0.02)             2.85
     6/30/03                           10.05       (0.01)          (1.15)
     6/30/02                           11.30       (0.06)             0.28
     6/30/01                            8.36       (0.02)             3.45
     6/30/00                            9.67        0.08             (1.11)
     Investor C Class
     3/01/05 through 3/31/0510     $   11.87    $        -         $   (0.12)
     7/01/04 through 2/28/05           11.28       (0.03)             1.40
     6/30/04                            8.45       (0.02)             2.85
     6/30/03                           10.04       (0.01)          (1.14)
     6/30/02                           11.28       (0.05)             0.28
     6/30/01                            8.35       (0.01)             3.42
     6/30/00                            9.63        0.07             (1.09)
     ------------
     Mid-Cap Growth Equity
     ------------
     Institutional Class
     10/01/04 through 3/31/0510    $    8.76    $    (0.02)        $    0.84
     9/30/04                            7.57       (0.06)22           1.25
     9/30/03                            6.06       (0.05)             1.56
     9/30/02                            7.49       (0.06)22        (1.37)
     9/30/01                           26.58        0.01             (11.62)
     9/30/00                           19.12       (0.08)            14.16
     Service Class
     10/01/04 through 3/31/0510    $    8.46    $    (0.10)        $    0.89
     9/30/04                            7.33       (0.08)22           1.21
     9/30/03                            5.89       (0.07)             1.51
     9/30/02                            7.31       (0.11)          (1.31)
     9/30/01                           26.19       (0.03)          (11.37)
     9/30/00                           18.96       (0.19)            14.04

     *The performance prior to January 31, 2005 set forth in this table is the financial data of the State Street Research Mid-Cap Value Fund, series of a predecessor company, the State Street Research Funds. BlackRock Funds acquired all of the assets and certain stated liabilities of the
     State Street Research Mid-Cap Value Equity Fund on January 31, 2005. The net
asset values and other per share information listed have been restated to reflect the conversion ratios of 1.56483770, 1.57950264,
1.62345461 and 1.63087248 for Institutional, Class A, Class B and Class
     C shares, respectively.

                                                         DISTRIBUTIONS
                                                           FROM NET         NET
                                      DISTRIBUTIONS        REALIZED     ASSET VALUE
                                   FROM NET INVESTMENT      CAPITAL       END OF
                                          INCOME             GAINS        PERIOD
                                  --------------------- -------------- ------------
     ------------
     Mid-Cap Value Equity*
     ------------
     Institutional Class
     3/01/05 through 3/31/0510          $      -           $      -     $   12.62
     7/01/04 through 2/28/05               (0.15)             (0.81)        12.73
     6/30/04                               (0.09)                 -         12.14
     6/30/03                                   -              (0.46)         9.07
     6/30/02                                   -              (1.53)        10.66
     6/30/01                               (0.15)             (0.43)        11.85
     6/30/00                               (0.24)             (0.14)         8.74
     Service Class
     3/01/05 through 3/31/0510          $      -           $      -     $   12.51
     1/28/05 through 2/28/05                   -                  -         12.63
     Investor A Class
     3/01/05 through 3/31/0510          $      -           $      -     $   12.41
     7/01/04 through 2/28/05               (0.11)             (0.80)        12.53
     6/30/04                               (0.06)                 -         11.92
     6/30/03                                   -              (0.46)         8.91
     6/30/02                                   -              (1.51)        10.53
     6/30/01                               (0.13)             (0.42)        11.73
     6/30/00                               (0.21)             (0.14)         8.66
     Investor B Class
     3/01/05 through 3/31/0510          $      -           $      -     $   11.75
     7/01/04 through 2/28/05               (0.01)             (0.78)        11.87
     6/30/04                                   -                  -         11.28
     6/30/03                                   -              (0.44)         8.45
     6/30/02                                   -              (1.47)        10.05
     6/30/01                               (0.08)             (0.41)        11.30
     6/30/00                               (0.14)             (0.14)         8.36
     Investor C Class
     3/01/05 through 3/31/0510          $      -           $      -     $   11.75
     7/01/04 through 2/28/05               (0.01)             (0.77)        11.87
     6/30/04                                   -                  -         11.28
     6/30/03                                   -              (0.44)         8.45
     6/30/02                                   -              (1.47)        10.04
     6/30/01                               (0.07)             (0.41)        11.28
     6/30/00                               (0.13)             (0.13)         8.35
     ------------
     Mid-Cap Growth Equity
     ------------
     Institutional Class
     10/01/04 through 3/31/0510         $      -           $      -     $    9.58
     9/30/04                                   -                  -          8.76
     9/30/03                                   -                  -          7.57
     9/30/02                                   -                  -          6.06
     9/30/01                                   -              (7.48)         7.49
     9/30/00                                   -              (6.62)        26.58
     Service Class
     10/01/04 through 3/31/0510         $      -           $      -     $    9.25
     9/30/04                                   -                  -          8.46
     9/30/03                                   -                  -          7.33
     9/30/02                                   -                  -          5.89
     9/30/01                                   -              (7.48)         7.31
     9/30/00                                   -              (6.62)        26.19

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      130

                                BLACKROCK FUNDS

                                                    RATIO OF TOTAL                           RATIO OF NET
                                   RATIO OF NET       EXPENSE TO         RATIO OF NET     INVESTMENT INCOME
                     NET ASSETS     EXPENSES TO      AVERAGE NET      INVESTMENT INCOME     TO AVERAGE NET    PORTFOLIO
      TOTAL        END OF PERIOD    AVERAGE NET   ASSETS (EXCLUDING     TO AVERAGE NET    ASSETS (EXCLUDING   TURNOVER
      RETURN           (000)          ASSETS           WAIVERS)             ASSETS             WAIVERS)         RATE
----------------- --------------- -------------- ------------------- ------------------- ------------------- ----------
      (0.86)  %    $  48,278          1.00%2           1.28%2              0.58%2              0.30%2           9%
      13.03             50,383         0.992            1.092              1.182               1.082             53
      34.83             30,181         0.98             1.03               0.76                0.71              86
      (10.21)          26,099         0.99             1.18               0.93                0.75              66
       3.20             35,116         0.95             1.15               0.42                0.23              69
      43.89             34,577         0.95             1.25               0.90                0.62             116
      (9.58)          22,994         1.00                 -              1.87                     -            31

        (0.95)  %    $   1,346          1.25%2           1.53%2              0.33%2              0.05%2           9%
       4.89              1,374         1.252            1.492              0.392               0.142             53

      (0.96)%3     $ 440,530          1.25%2           1.63%2              0.33%2             (0.05)%2          9%
      12.983           448,237         1.242            1.382              0.922               0.782             53
      34.513           363,188         1.28             1.33               0.47                0.42              86
      (10.61)3        194,034         1.29             1.48               0.65                0.47              66
       2.963           242,113         1.25             1.41               0.16                0.01              69
      43.493           107,448         1.25             1.55               0.59                0.31             116
      (9.89)          68,019         1.26                 -              1.62                     -            31

        (1.01)%4     $ 126,160          2.00%2           2.28%2             (0.42)%2            (0.70)%2          9%
      12.394           128,568         1.992            2.092              0.202               0.102             53
      33.534           109,815         1.98             2.03                (0.24)              (0.29)           86
       (11.13)4         79,536         1.99             2.18                (0.05)              (0.23)           66
       2.204            91,416         1.95             2.10                (0.52)              (0.66)           69
      42.514            25,957         1.95             2.25                (0.18)              (0.46)          116
       (10.59)          10,043         2.00                 -              0.92                     -            31

      (1.01)%4     $  89,817          2.00%2           2.28%2             (0.42)%2            (0.70)%2          9%
      12.404            91,657         1.992            2.092              0.192               0.092             53
      33.534            82,758         1.98             2.03                (0.24)              (0.29)           86
      (11.09)4         58,499         1.99             2.19                (0.04)              (0.23)           66
       2.254            62,505         1.95             2.09                (0.51)              (0.64)           69
      42.484            14,062         1.95             2.25                (0.09)              (0.37)          116
      (10.57)          10,661         2.00                 -              0.86                     -            31

       9.36%      $  70,974          1.23%2           1.32%2             (0.62)%2            (0.70)%2         50%
      15.7211           40,337         1.23             1.28                (0.65)              (0.69)           29
      24.9211           46,970         1.21             1.23                (0.52)              (0.54)          168
      (19.09)          77,693         1.14             1.14                (0.76)              (0.76)          279
      (56.71)         301,779         1.13             1.13               0.06                0.06             584
      91.06            666,420         1.10             1.10                (0.37)              (0.37)          425

       9.34%      $   1,877          1.53%2           1.57%2             (0.69)%2            (0.73)%2         50%
      15.4211           10,871         1.53             1.56                (0.97)              (0.99)           29
      24.4511           14,115         1.51             1.53                (0.80)              (0.83)          168
       (19.43)          24,082         1.45             1.45                (1.07)              (1.07)          279
       (56.78)          37,691         1.44             1.44                (0.28)              (0.28)          584
      91.13             51,912         1.40             1.40                (0.69)              (0.69)          425

                    131

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GAIN (LOSS)
                                      NET                       ON INVESTMENTS,                         DISTRIBUTIONS
                                     ASSET                     FOREIGN CURRENCY                           FROM NET         NET
                                     VALUE          NET           AND OPTIONS        DISTRIBUTIONS        REALIZED     ASSET VALUE
                                   BEGINNING     INVESTMENT     (BOTH REALIZED    FROM NET INVESTMENT      CAPITAL       END OF
                                   OF PERIOD   INCOME (LOSS)    AND UNREALIZED)          INCOME             GAINS        PERIOD
                                  ----------- --------------- ------------------ --------------------- -------------- ------------
     -------------------
     Mid-Cap Growth Equity (Continued)
     -------------------
     Investor A Class
     10/01/04 through 3/31/0510    $   8.26     $   (0.02)         $   0.78            $      -           $     -       $   9.02
     9/30/04                           7.17       (0.09)22           1.18                   -                 -           8.26
     9/30/03                           5.77       (0.07)             1.47                   -                 -           7.17
     9/30/02                           7.17       (0.11)          (1.29)                  -                 -           5.77
     9/30/01                          25.92       (0.04)          (11.23)                  -            (7.48)          7.17
     9/30/00                          18.85       (0.13)            13.82                   -            (6.62)         25.92
     Investor B Class
     10/01/04 through 3/31/0510    $   7.63     $   (0.05)         $   0.72            $      -           $     -       $   8.30
     9/30/04                           6.67       (0.14)22           1.10                   -                 -           7.63
     9/30/03                           5.41       (0.11)             1.37                   -                 -           6.67
     9/30/02                           6.77       (0.16)          (1.20)                  -                 -           5.41
     9/30/01                          25.12       (0.12)          (10.75)                  -            (7.48)          6.77
     9/30/00                          18.52       (0.22)            13.44                   -            (6.62)         25.12
     Investor C Class
     10/01/04 through 3/31/0510    $   7.63     $   (0.05)         $   0.72            $      -           $     -       $   8.30
     9/30/04                           6.67       (0.14)22           1.10                   -                 -           7.63
     9/30/03                           5.41       (0.11)             1.37                   -                 -           6.67
     9/30/02                           6.77       (0.18)          (1.18)                  -                 -           5.41
     9/30/01                          25.10       (0.13)          (10.72)                  -            (7.48)          6.77
     9/30/00                          18.52       (0.21)            13.41                   -            (6.62)         25.10
     ---
     Aurora
     ---
     Institutional Class
     10/01/04 through 3/31/0510    $  40.71     $   0.01          $   (4.03)           $      -           $  3.84       $  40.53
     9/30/04                          23.18       (0.11)             7.66                   -            (0.02)         40.71
     9/30/03                          25.05       (0.11)             8.39                   -            (0.15)         33.18
     9/30/02                          27.06       (0.14)          (1.87)                  -                 -          25.05
     9/30/01                          29.66        0.13             (0.39)              (0.03)           (2.31)         27.06
     9/30/00                          19.23        0.12               10.31                   -                 -          29.66
     Service Class
     1/28/05 through 3/31/0510     $  38.18     $   0.06          $   (2.86)           $      -           $  3.84       $  39.22
     Investor A Class
     10/01/04 through 3/31/0510    $  39.49     $   (0.05)        $   (4.14)           $      -           $  3.84       $  39.14
     9/30/04                          32.28       (0.22)             7.45                   -            (0.02)         39.49
     9/30/03                          24.43       (0.19)             8.19                   -            (0.15)         32.28
     9/30/02                          26.51       (0.23)          (1.85)                  -                 -          24.43
     9/30/01                          29.17        0.02             (0.37)                  -            (2.31)         26.51
     9/30/00                          19.02        0.10               10.05                   -                 -          29.17
     Investor B Class
     10/01/04 through 3/31/0510    $  36.67     $   (0.18)        $   (4.38)           $      -           $  3.84       $  35.95
     9/30/04                          30.19       (0.45)             6.95                   -            (0.02)         36.67
     9/30/03                          23.02       (0.36)             7.68                   -            (0.15)         30.19
     9/30/02                          25.16       (0.42)          (1.72)                  -                 -          23.02
     9/30/01                          27.99       (0.18)          (0.34)                  -            (2.31)         25.16
     9/30/00                          18.38       (0.07)             9.68                   -                 -          27.99
     Investor C Class
     10/01/04 through 3/31/0510    $  36.67     $   (0.19)        $   (4.38)           $      -           $  3.84       $  35.94
     9/30/04                          30.18       (0.45)             6.96                   -            (0.02)         36.67
     9/30/03                          23.01       (0.35)             7.67                   -            (0.15)         30.18
     9/30/02                          25.16       (0.42)          (1.73)                  -                 -          23.01
     9/30/01                          27.99       (0.18)          (0.34)                  -            (2.31)         25.11
     9/30/00                          18.38       (0.07)             9.68                   -                 -          27.99

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      132

                                BLACKROCK FUNDS

                                                        RATIO OF TOTAL                           RATIO OF NET
                                       RATIO OF NET       EXPENSE TO         RATIO OF NET     INVESTMENT INCOME
                         NET ASSETS     EXPENSES TO      AVERAGE NET      INVESTMENT INCOME     TO AVERAGE NET    PORTFOLIO
        TOTAL          END OF PERIOD    AVERAGE NET   ASSETS (EXCLUDING     TO AVERAGE NET    ASSETS (EXCLUDING   TURNOVER
        RETURN             (000)          ASSETS           WAIVERS)             ASSETS             WAIVERS)         RATE
--------------------- --------------- -------------- ------------------- ------------------- ------------------- ----------
           9.20%3       $   301,541         1.55%2           1.66%2              (1.12)%2            (1.22)%2         50%
       15.203,11             27,777        1.67             1.77                 (1.09)              (1.19)           29
       24.263,11             25,960        1.68             1.71                 (0.96)              (0.98)          168
        (19.53)3            26,242        1.62             1.62                 (1.24)              (1.24)          279
        (56.91)3            38,225        1.60             1.60                 (0.38)              (0.38)          584
       90.623                83,152        1.57             1.57                 (0.80)              (0.80)          425

           8.78%4       $    61,717         2.31%2           2.32%2              (1.72)%2            (1.72)%2         50%
       14.394,11             31,900        2.44             2.45                 (1.86)              (1.87)           29
       23.294,11             33,982        2.43             2.45                 (1.69)              (1.71)          168
         (20.09)4            33,822        2.37             2.37                 (1.98)              (1.98)          279
         (57.24)4            51,186        2.35             2.35                 (1.12)              (1.12)          584
       89.384               122,726        2.31             2.31                 (1.53)              (1.53)          425

           8.78%4       $    21,656         2.31%2           2.32%2              (1.72)%2            (1.72)%2         50%
       14.394,11             11,269        2.44             2.45                 (1.86)              (1.87)           29
       23.294,11             12,212        2.43             2.45                 (1.69)              (1.71)          168
        (20.09)4            12,092        2.37             2.37                 (1.98)              (1.98)          279
        (57.19)4            21,144        2.35             2.35                 (1.10)              (1.10)          584
       89.234                61,542        2.30             2.30                 (1.51)              (1.51)          425

        8.83%       $   159,623         1.11%2           1.11%2               0.03%2              0.03%2          50%
       22.75                197,475        1.10             1.10                 (0.27)              (0.27)           33
       33.21                142,460        1.25             1.25                 (0.38)              (0.38)           48
        (7.43)             92,789        1.17             1.18                 (0.43)              (0.44)           42
        (0.64)             76,711        1.13             1.14                0.36                0.35              26
       54.32                 20,298        1.13             1.13                0.63                0.63              77

        2.73%       $         -         1.42%2           1.42%2              (0.27)%2            (0.27)%2         50%

           8.67%3       $ 2,019,007         1.39%2           1.42%2              (0.25)%2            (0.28)%2         50%
       22.393             2,169,836        1.40             1.40                 (0.57)              (0.57)           33
       32.903             1,682,504        1.55             1.55                 (0.69)              (0.69)           48
        (7.85)3         1,449,869        1.47             1.48                 (0.73)              (0.74)           42
        (0.98)3         1,334,548        1.43             1.44                0.08                0.07              26
       53.453               552,365        1.40             1.40                0.42                0.42              77

           8.30%4       $   454,173         2.11%2           2.11%2              (0.94)%2            (0.94)%2         50%
       21.534               470,430        2.10             2.10                 (1.27)              (1.27)           33
       31.964               401,016        2.25             2.25                 (1.39)              (1.39)           48
          (8.51)4           340,529        2.17             2.18                 (1.43)              (1.44)           42
          (1.67)4           299,062        2.13             2.14                 (0.63)              (0.64)           26
       52.374               110,743        2.13             2.13                 (0.29)              (0.29)           77

           8.28%4       $   441,608         2.11%2           2.11%2              (0.96)%2            (0.96)%2         50%
       21.574               493,980        2.10             2.10                 (1.27)              (1.27)           33
       31.974               409,076        2.25             2.25                 (1.39)              (1.39)           48
        (8.55)4           402,010        2.17             2.18                 (1.43)              (1.44)           42
        (1.67)4           378,733        2.13             2.14                 (0.62)              (0.63)           26
       52.374               180,877        2.13             2.13                 (0.30)              (0.30)           77

                    133

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    GAIN (LOSS)
                                       NET                        ON INVESTMENTS,                   DISTRIBUTIONS
                                      ASSET                      FOREIGN CURRENCY   DISTRIBUTIONS     FROM NET         NET
                                      VALUE           NET           AND OPTIONS        FROM NET       REALIZED     ASSET VALUE
                                    BEGINNING     INVESTMENT      (BOTH REALIZED      INVESTMENT       CAPITAL       END OF
                                    OF PERIOD    INCOME (LOSS)    AND UNREALIZED)       INCOME          GAINS        PERIOD
                                   ----------- ---------------- ------------------ --------------- -------------- ------------
     ------------
     Small/Mid-Cap Growth
     ------------
     Institutional Class
     10/01/04 through 3/31/0510     $   12.49     $   (0.11)         $   1.29          $     -        $      -     $   13.67
     9/30/04                            12.11       (0.10)             0.48                -               -         12.49
     9/30/03                             9.06       (0.08)             3.13                -               -         12.11
     9/30/02                             9.62       (0.06)           (0.50)               -               -          9.06
     9/30/01                            16.48       (0.04)             4.54                -         (2.28)         9.62
     9/30/00                            11.26       (0.10)             5.32                -               -         16.48
     Service Class
     1/28/05 through 3/31/0510      $   12.81     $   (0.03)         $   0.28          $     -        $      -     $   13.06
     Investor A Class
     10/01/04 through 3/31/0510     $   11.96     $   (0.09)         $   1.19          $     -        $      -     $   13.06
     9/30/04                            11.63       (0.14)             0.47                -               -         11.96
     9/30/03                             8.73       (0.11)             3.01                -               -         11.63
     9/30/02                             9.27       (0.09)           (0.45)               -               -          8.73
     9/30/01                            16.08       (0.08)           (4.45)               -         (2.28)         9.27
     9/30/00                            11.01       (0.14)             5.21                -               -         16.08
     Investor B Class
     10/01/04 through 3/31/0510     $   10.84     $   (0.11)         $   1.08          $     -        $      -     $   11.81
     9/30/04                            10.62       (0.21)             0.43                -               -         10.84
     9/30/03                             8.03       (0.16)             2.75                -               -         10.62
     9/30/02                             8.60       (0.15)           (0.42)               -               -          8.03
     9/30/01                            15.17       (0.15)           (4.14)               -         (2.28)         8.60
     9/30/00                            10.46       (0.24)             4.95                -               -         15.17
     Investor C Class
     10/01/04 through 3/31/0510     $   10.87     $   (0.12)         $   1.08          $     -        $      -     $   11.83
     9/30/04                            10.64       (0.21)             0.44                -               -         10.87
     9/30/03                             8.05       (0.16)             2.75                -               -         10.64
     9/30/02                             8.61       (0.15)           (0.41)               -               -          8.05
     9/30/01                            15.17       (0.15)           (4.13)               -         (2.28)         8.61
     9/30/00                            10.46       (0.24)             4.95                -               -         15.17
     ------------
     Small Cap Value Equity
     ------------
     BlackRock
     10/01/04 through 3/31/0510     $   15.23     $   0.03           $   2.06          $     -       $   (2.99)    $   14.33
     4/12/041 through 9/30/04           16.02             -            (0.79)               -               -         15.23
     Institutional Class
     10/01/04 thorough 3/31/0510    $   15.22     $   0.04           $   2.05          $     -       $   (2.99)    $   14.32
     9/30/04                            14.17       (0.02)22           2.86                -         (1.79)        15.22
     9/30/03                            12.81        0.01                3.31                -         (1.96)        14.17
     9/30/02                            16.18             -            (1.02)           (0.02)        (2.33)        12.81
     9/30/01                            17.12        0.16              (0.11)           (0.15)        (0.84)        16.18
     9/30/00                            14.73        0.08                2.44            (0.13)              -         17.12
     Service Class
     10/01/04 through 3/31/0510     $   15.07     $   0.02           $   2.04          $     -       $   (2.99)    $   14.14
     9/30/04                            14.09       (0.07)22           2.84                -         (1.79)        15.07
     9/30/03                            12.77       (0.03)             3.31                -         (1.96)        14.09
     9/30/02                            16.18       (0.04)           (1.04)               -         (2.33)        12.77
     9/30/01                            17.10        0.10              (0.08)           (0.10)        (0.84)        16.18
     9/30/00                            14.71             -              2.47            (0.08)              -         17.10

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      134

                                BLACKROCK FUNDS

                                                    RATIO OF TOTAL                           RATIO OF NET
                                   RATIO OF NET       EXPENSE TO         RATIO OF NET     INVESTMENT INCOME
                     NET ASSETS     EXPENSES TO      AVERAGE NET      INVESTMENT INCOME     TO AVERAGE NET    PORTFOLIO
      TOTAL        END OF PERIOD    AVERAGE NET   ASSETS (EXCLUDING     TO AVERAGE NET    ASSETS (EXCLUDING   TURNOVER
      RETURN           (000)          ASSETS           WAIVERS)             ASSETS             WAIVERS)         RATE
----------------- --------------- -------------- ------------------- ------------------- ------------------- ----------
       9.45%      $  35,483          1.10%2           1.29%2              (0.86)%2            (1.05)%2         65%
      3.14              87,520         1.09             1.28                 (0.80)              (0.99)          208
     33.66               7,809         1.10             1.55                 (0.78)              (1.23)          167
      (5.82)           6,054         1.10             1.69                 (0.60)              (1.19)          168
     29.73               5,810         1.10             1.77                 (0.39)              (1.06)          282
     46.36               8,744         1.10             1.33                 (0.64)              (0.87)          219

       1.95%      $       -          1.35%2           1.54%2              (1.11)%2            (1.30)%2         65%

         9.20%3      $ 231,377          1.39%2           1.67%2              (1.13)%2            (1.41)%2         65%
      2.843            268,065         1.39             1.56                 (1.09)              (1.26)          208
     33.223            117,571         1.40             1.78                 (1.10)              (1.48)          167
      (5.93)3         41,474         1.40             1.98                 (0.90)              (1.48)          168
      (30.22)3         39,522         1.40             2.07                 (0.69)              (1.36)          282
     46.053             53,600         1.37             1.60                 (0.90)              (1.13)          219

         8.95%4      $  24,536          2.10%2           2.35%2              (1.84)%2            (2.09)%2         65%
      2.174             24,880         2.09             2.25                 (1.79)              (1.95)          208
     32.254             19,797         2.10             2.54                 (1.78)              (2.22)          167
        (6.63)4         13,288         2.10             2.68                 (1.60)              (2.18)          168
       (30.48)4         12,749         2.10             2.77                 (1.39)              (2.06)          282
     45.034             16,554         2.10             2.33                 (1.59)              (1.82)          219

         8.83%4      $  26,079          2.10%2           2.36%2              (1.84)%2            (2.10)%2         65%
      2.164             29,627         2.09             2.26                 (1.79)              (1.96)          208
     32.174             13,530         2.10             2.51                 (1.79)              (2.20)          167
      (6.50)4          5,794         2.10             2.68                 (1.60)              (2.18)          168
      (30.40)4          5,332         2.10             2.77                 (1.39)              (2.06)          282
     45.034              9,082         2.10             2.33                 (1.63)              (1.86)          219

      14.00%      $   6,463          1.05%2           1.06%2               0.41%2              0.41%2          71%
      (4.93)11         4,787         1.102            1.332                (0.17)2             (0.40)2         154

      14.00%      $  66,031          0.97%2           0.99%2               0.48%2              0.46%2          71%
     20.8711            66,083         0.95             0.98                 (0.15)              (0.18)          154
     29.9611            69,641         0.91             0.94                0.09                0.06             240
        (8.25)         122,732         0.88             0.89                     -               (0.01)          260
      0.47             367,167         0.87             0.87                0.87                0.87             184
     17.15             470,830         0.86             0.86                0.79                0.79             168

      13.93%      $   3,145          1.24%2           1.24%2               0.25%2              0.25%2          71%
     20.4511             3,288         1.25             1.29                 (0.45)              (0.48)          154
     29.7011             4,139         1.21             1.24                 (0.19)              (0.22)          240
      (8.64)           7,242         1.18             1.19                 (0.24)              (0.25)          260
      0.28              47,095         1.17             1.17                0.56                0.56             184
     16.80              50,980         1.16             1.16                0.49                0.49             168

                    135

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GAIN (LOSS)
                                      NET                       ON INVESTMENTS,
                                     ASSET                     FOREIGN CURRENCY
                                     VALUE          NET           AND OPTIONS
                                   BEGINNING     INVESTMENT     (BOTH REALIZED
                                   OF PERIOD   INCOME (LOSS)    AND UNREALIZED)
                                  ----------- --------------- ------------------
     ------------------
     Small Cap Value Equity (Continued)
     ------------------
     Investor A Class
     10/01/04 through 3/31/0510    $   15.00    $   0.02           $   2.04
     9/30/04                           14.04       (0.09)22          2.84
     9/30/03                           12.76       (0.05)            3.29
     9/30/02                           16.18       (0.10)          (0.99)
     9/30/01                           17.10        0.06             (0.07)
     9/30/00                           14.71       (0.02)            2.46
     Investor B Class
     10/01/04 through 3/31/0510    $   13.77    $    (0.04)        $   1.86
     9/30/04                           13.11       (0.19)22          2.64
     9/30/03                           12.11       (0.13)            3.09
     9/30/02                           15.58       (0.20)          (0.94)
     9/30/01                           16.56       (0.06)          (0.07)
     9/30/00                           14.31       (0.23)            2.48
     Investor C Class
     10/01/04 through 3/31/0510    $   13.78    $    (0.04)        $   1.86
     9/30/04                           13.11       (0.19)22          2.65
     9/30/03                           12.12       (0.14)            3.09
     9/30/02                           15.59       (0.20)          (0.94)
     9/30/01                           16.57       (0.05)          (0.08)
     9/30/00                           14.31       (0.28)            2.54
     ------------
     Small Cap Core Equity
     ------------
     Institutional Class
     10/01/04 through 3/31/0510    $   14.77    $    (0.04)        $   1.54
     9/30/04                           11.99       (0.13)            3.01
     9/30/03                            8.35       (0.06)            3.70
     1/02/021 through 9/30/02          10.00       (0.04)          (1.61)
     Service Class
     10/01/04 through 3/31/0510    $   14.73    $    (0.01)        $   1.54
     9/30/04                           11.99       (0.20)            3.04
     9/30/03                            8.35             -             3.64
     1/02/021 through 9/30/02          10.00             -           (1.65)
     Investor A Class
     10/01/04 through 3/31/0510    $   14.71    $    (0.06)        $   1.53
     9/30/04                           11.99       (0.24)            3.04
     9/30/03                            8.35             -             3.64
     1/02/021 through 9/30/02          10.00             -           (1.65)
     Investor B Class
     10/01/04 through 3/31/0510    $   14.61    $    (0.09)        $   1.48
     9/30/04                           11.99       (0.37)            3.07
     9/30/03                            8.35             -             3.64
     1/02/021 through 9/30/02          10.00             -           (1.65)
     Investor C Class
     10/01/04 through 3/31/0510    $   14.60    $    (0.10)        $   1.50
     9/30/04                           11.99       (0.28)            2.99
     9/30/03                            8.35             -             3.64
     1/02/021 through 9/30/02          10.00             -           (1.65)

                                                   DISTRIBUTIONS
                                   DISTRIBUTIONS     FROM NET     REDEMPTION       NET
                                      FROM NET       REALIZED     FEES ADDED   ASSET VALUE
                                     INVESTMENT       CAPITAL     TO PAID-IN     END OF
                                       INCOME          GAINS        CAPITAL      PERIOD
                                  --------------- -------------- ------------ ------------
     ------------------
     Small Cap Value Equity
(Continued)
     ------------------
     Investor A Class
     10/01/04 through 3/31/0510      $      -       $   (2.99)     $     -     $   14.05
     9/30/04                                -         (1.79)           -         15.00
     9/30/03                                -         (1.96)           -         14.04
     9/30/02                                -         (2.33)           -         12.76
     9/30/01                            (0.07)        (0.84)           -         16.18
     9/30/00                            (0.05)              -            -         17.10
     Investor B Class
     10/01/04 through 3/31/0510      $      -       $   (2.99)     $     -     $   12.60
     9/30/04                                -         (1.79)           -         13.77
     9/30/03                                -         (1.96)           -         13.11
     9/30/02                                -         (2.33)           -         12.11
     9/30/01                            (0.01)        (0.84)           -         15.58
     9/30/00                                -               -            -         16.56
     Investor C Class
     10/01/04 through 3/31/0510      $      -       $   (2.99)     $     -     $   12.61
     9/30/04                                -         (1.79)           -         13.78
     9/30/03                                -         (1.96)           -         13.11
     9/30/02                                -         (2.33)           -         12.12
     9/30/01                            (0.01)        (0.84)           -         15.59
     9/30/00                                                -            -         16.57
     ------------
     Small Cap Core Equity
     ------------
     Institutional Class
     10/01/04 through 3/31/0510      $      -       $   (0.11)     $     -     $   16.16
     9/30/04                                -         (0.15)         0.05        14.77
     9/30/03                                -               -            -         11.99
     1/02/021 through 9/30/02               -               -            -          8.35
     Service Class
     10/01/04 through 3/31/0510      $      -       $   (0.11)     $     -     $   16.15
     9/30/04                                -         (0.15)         0.05        14.73
     9/30/03                                -               -            -         11.99
     1/02/021 through 9/30/02               -               -            -          8.35
     Investor A Class
     10/01/04 through 3/31/0510      $      -       $   (0.11)     $     -     $   16.07
     9/30/04                                -         (0.15)         0.07        14.71
     9/30/03                                -               -            -         11.99
     1/02/021 through 9/30/02               -               -            -          8.35
     Investor B Class
     10/01/04 through 3/31/0510      $      -       $   (0.11)     $     -     $   15.89
     9/30/04                                -         (0.15)         0.07        14.61
     9/30/03                                -               -            -         11.99
     1/02/021 through 9/30/02               -               -            -          8.35
     Investor C Class
     10/01/04 through 3/31/0510      $      -       $   (0.11)     $     -     $   15.89
     9/30/04                                -         (0.15)         0.05        14.60
     9/30/03                                -               -            -         11.99
     1/02/021 through 9/30/02               -               -            -          8.35

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      136

                                BLACKROCK FUNDS

                                                           RATIO OF TOTAL                           RATIO OF NET
                                          RATIO OF NET       EXPENSE TO         RATIO OF NET     INVESTMENT INCOME
                            NET ASSETS     EXPENSES TO      AVERAGE NET      INVESTMENT INCOME     TO AVERAGE NET    PORTFOLIO
          TOTAL           END OF PERIOD    AVERAGE NET   ASSETS (EXCLUDING     TO AVERAGE NET    ASSETS (EXCLUDING   TURNOVER
         RETURN               (000)          ASSETS           WAIVERS)             ASSETS             WAIVERS)         RATE
------------------------ --------------- -------------- ------------------- ------------------- ------------------- ----------

           13.87%3           $ 32,976          1.24%2           1.34%2              0.20%2              0.10%2           71%
        20.383,11              35,240         1.35             1.47                (0.55)              (0.67)           154
        29.373,11              38,052         1.38             1.41                (0.37)              (0.40)           240
           (8.71)3             43,884         1.35             1.37                (0.62)              (0.64)           260
         0.093                 28,195         1.34             1.34               0.38                0.38              184
        16.603                 25,719         1.32             1.32               0.31                0.31              168

           13.46%4           $ 14,709          1.99%2           1.99%2             (0.55)%2            (0.55)%2          71%
        19.454,11              15,952         2.07             2.09                (1.28)              (1.30)           154
        28.524,11              15,019         2.13             2.16                (1.12)              (1.15)           240
         (9.46)4             14,402         2.10             2.12                (1.32)              (1.34)           260
         (0.66)4             16,599         2.09             2.09                (0.37)              (0.37)           184
        15.724                 11,831         2.08             2.08                (0.43)              (0.43)           168

           13.47%4           $  6,535          1.99%2           1.99%2             (0.54)%2            (0.54)%2          71%
        19.534,11               6,715         2.09             2.11                (1.30)              (1.32)           154
        28.424,11               5,839         2.13             2.16                (1.13)              (1.15)           240
           (9.45)4              6,113         2.10             2.12                (1.32)              (1.33)           260
           (0.65)4              7,051         2.09             2.09                (0.37)              (0.37)           184
        15.794                  4,666         2.08             2.08                (0.43)              (0.43)           168

           10.15%18          $  5,909          1.30%2           1.91%2             (0.74)%2            (1.35)%2          46%
        24.5121                 1,802         1.30             2.37                (0.89)              (1.96)            78
        43.59                   1,238         1.30             2.96                (0.62)              (2.28)           218
         (16.50)                 835         1.302            2.532               (0.60)2             (1.83)2          233

           10.38%18          $      5          1.60%2           2.16%2             (1.04)%2            (1.60)%2          46%
        24.1720                     -         1.60             2.67                (1.19)             2.26               78
        43.59                       -         1.60             3.26                (0.92)              (2.58)           218
          (16.50)                   -         1.602            2.832               (0.90)2             (2.13)2          233

            9.99%3,18        $  6,691          1.70%2           2.29%2             (1.13)%2            (1.72)%2          46%
        24.013,21               3,154         1.74             2.89                (1.32)              (2.48)            78
        43.593                      7         1.77             3.43                (1.09)              (2.75)           218
         (16.50)3                  -         1.772            3.002               (1.07)2             (2.30)2          233

            9.50%4,19        $  3,543          2.44%2           2.91%2             (1.88)%2            (2.35)%2          46%
        23.174,21               1,157         2.49             3.56                (2.07)              (3.15)            78
        43.594                      -         2.52             4.18                (1.84)              (3.50)           218
          (16.50)4                  -         2.522            3.752               (1.82)2             (3.05)2          233

            9.58%4,18        $  8,849          2.43%2           2.91%2             (1.87)%2            (2.35)%2          46%
        23.084,21               3,352         2.47             3.56                (2.03)              (3.11)            78
        43.594                      -         2.52             4.18                (1.84)              (3.50)           218
         (16.50)4                  -         2.522            3.752               (1.82)2             (3.05)2          233

                    137

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   GAIN (LOSS)
                                      NET                        ON INVESTMENTS,
                                     ASSET                      FOREIGN CURRENCY
                                     VALUE           NET           AND OPTIONS
                                   BEGINNING     INVESTMENT      (BOTH REALIZED
                                   OF PERIOD    INCOME (LOSS)    AND UNREALIZED)
                                  ----------- ---------------- ------------------
     -------------
     Small Cap Growth Equity
     -------------
     Institutional Class
     10/01/04 through 3/31/0510    $   14.52    $    (0.05)         $   1.43
     9/30/04                           12.26       (0.11)22           2.37
     9/30/03                            9.00       (0.09)             3.35
     9/30/02                           11.74       (0.17)           (2.57)
     9/30/01                           35.76        0.09              (15.38)
     9/30/00                           25.38        0.07               14.45
     Service Class
     10/01/04 through 3/31/0510    $   13.92    $    (0.07)         $   1.38
     9/30/04                           11.79       (0.15)22           2.28
     9/30/03                            8.67       (0.12)             3.24
     9/30/02                           11.36       (0.19)           (2.50)
     9/30/01                           34.91        0.03              (14.89)
     9/30/00                           24.93       (0.03)            14.15
     Investor A Class
     10/01/04 through 3/31/0510    $   13.57    $    (0.07)         $   1.34
     9/30/04                           11.51       (0.16)22           2.22
     9/30/03                            8.48       (0.13)             3.16
     9/30/02                           11.12       (0.14)           (2.50)
     9/30/01                           34.47       (0.01)           (14.65)
     9/30/00                           24.73       (0.06)            13.94
     Investor B Class
     10/01/04 through 3/31/0510    $   12.39    $    (0.13)         $   1.24
     9/30/04                           10.59       (0.24)22           2.04
     9/30/03                            7.86       (0.19)             2.92
     9/30/02                           10.39       (0.23)           (2.30)
     9/30/01                           33.05       (0.12)           (13.85)
     9/30/00                           23.97       (0.26)            13.48
     Investor C Class
     10/01/04 through 3/31/0510    $   12.40    $    (0.11)         $   1.22
     9/30/04                           10.60       (0.25)22           2.05
     9/30/03                            7.86       (0.18)             2.92
     9/30/02                           10.39       (0.23)           (2.30)
     9/30/01                           33.05       (0.12)           (13.85)
     9/30/00                           23.97       (0.22)            13.44
     ----------------------
     Global Science & Technology Opportunities
     ----------------------
     Institutional Class
     10/01/04 through 3/31/0510    $    5.42    $    (0.03)         $   0.26
     9/30/04                            5.46       (0.07)22           0.03
     9/30/03                            3.59       (0.05)             1.92
     9/30/02                            4.41       (0.06)22         (0.76)
     9/30/01                           12.49        0.01              (8.09)
     5/15/00 through 9/30/00           10.00       (0.01)             2.50
     Service Class
     10/01/04 through 3/31/0510    $    5.35    $    (0.03)         $   0.26
     9/30/04                            5.41       (0.08)22           0.02
     9/30/03                            3.57       (0.06)22           1.90
     9/30/02                            4.39       (0.06)22         (0.76)
     9/30/01                           12.47             -            (8.08)
     5/15/00 through 9/30/00           10.00       (0.01)             2.48
     Investor A Class
     10/01/04 through 3/31/0510    $    5.31    $    (0.03)         $   0.25
     9/30/04                            5.38       (0.09)22           0.02
     9/30/03                            3.55       (0.07)             1.90
     9/30/02                            4.38       (0.09)           (0.74)
     9/30/01                           12.47       (0.03)           (8.06)
     5/15/00 through 9/30/00           10.00       (0.02)             2.49

                                                                   DISTRIBUTIONS                    NET
                                   DISTRIBUTIONS                      FROM NET     REDEMPTION      ASSET
                                      FROM NET     DISTRIBUTIONS      REALIZED     FEES ADDED      VALUE
                                     INVESTMENT         FROM          CAPITAL      TO PAID-IN     END OF
                                       INCOME         CAPITAL          GAINS         CAPITAL      PERIOD
                                  --------------- --------------- --------------- ------------ ------------
     -------------
     Small Cap Growth Equity
     -------------
     Institutional Class
     10/01/04 through 3/31/0510      $      -        $      -        $      -       $   0.01    $   15.91
     9/30/04                                -               -               -              -        14.52
     9/30/03                                -               -               -              -        12.26
     9/30/02                                -               -               -              -         9.00
     9/30/01                            (0.12)          (0.10)          (8.51)             -        11.74
     9/30/00                                -               -           (4.14)             -        35.76
     Service Class
     10/01/04 through 3/31/0510      $      -        $      -        $      -       $   0.01    $   15.24
     9/30/04                                -               -               -              -        13.92
     9/30/03                                -               -               -              -        11.79
     9/30/02                                -               -               -              -         8.67
     9/30/01                            (0.08)          (0.10)          (8.51)             -        11.36
     9/30/00                                -               -           (4.14)             -        34.91
     Investor A Class
     10/01/04 through 3/31/0510      $      -        $      -        $      -       $   0.01    $   14.85
     9/30/04                                -               -               -              -        13.57
     9/30/03                                -               -               -              -        11.51
     9/30/02                                -               -               -              -         8.48
     9/30/01                            (0.08)          (0.10)          (8.51)             -        11.12
     9/30/00                                -               -           (4.14)             -        34.47
     Investor B Class
     10/01/04 through 3/31/0510      $      -        $      -        $      -       $   0.01    $   13.51
     9/30/04                                -               -               -           0.01        12.39
     9/30/03                                -               -               -              -        10.59
     9/30/02                                -               -               -              -         7.86
     9/30/01                            (0.08)          (0.10)          (8.51)             -        10.39
     9/30/00                                -               -           (4.14)             -        33.05
     Investor C Class
     10/01/04 through 3/31/0510      $      -        $      -        $      -       $   0.01    $   13.52
     9/30/04                                -               -               -           0.01        12.40
     9/30/03                                -               -               -              -        10.60
     9/30/02                                -               -               -              -         7.86
     9/30/01                            (0.08)          (0.10)          (8.51)             -        10.39
     9/30/00                                -               -           (4.14)             -        33.05
     ----------------------
     Global Science & Technology
Opportunities
     ----------------------
     Institutional Class
     10/01/04 through 3/31/0510      $      -        $      -        $      -       $      -    $    5.65
     9/30/04                                -               -               -              -         5.42
     9/30/03                                -               -               -              -         5.46
     9/30/02                                -               -               -              -         3.59
     9/30/01                                -               -               -              -         4.41
     5/15/00 through 9/30/00                -               -               -              -        12.49
     Service Class
     10/01/04 through 3/31/0510      $      -        $      -        $      -       $      -    $    5.58
     9/30/04                                -               -               -              -         5.35
     9/30/03                                -               -               -              -         5.41
     9/30/02                                -               -               -              -         3.57
     9/30/01                                -               -               -              -         4.39
     5/15/00 through 9/30/00                -               -               -              -        12.47
     Investor A Class
     10/01/04 through 3/31/0510      $      -        $      -        $      -       $      -    $    5.53
     9/30/04                                -               -               -              -         5.31
     9/30/03                                -               -               -              -         5.38
     9/30/02                                -               -               -              -         3.55
     9/30/01                                -               -               -              -         4.38
     5/15/00 through 9/30/00                -               -               -              -        12.47

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      138

                                BLACKROCK FUNDS

                                                           RATIO OF TOTAL                           RATIO OF NET
                                          RATIO OF NET       EXPENSE TO         RATIO OF NET     INVESTMENT INCOME
                            NET ASSETS     EXPENSES TO      AVERAGE NET      INVESTMENT INCOME     TO AVERAGE NET    PORTFOLIO
          TOTAL           END OF PERIOD    AVERAGE NET   ASSETS (EXCLUDING     TO AVERAGE NET    ASSETS (EXCLUDING   TURNOVER
         RETURN               (000)          ASSETS           WAIVERS)             ASSETS             WAIVERS)         RATE
------------------------ --------------- -------------- ------------------- ------------------- ------------------- ----------
            9.57%12         $  314,247         0.92%2           0.92%2              (0.68)%2            (0.68)%2         47%
       18.4315                 272,324        0.92             0.93                 (0.73)              (0.74)           81
       36.2211                 164,856        0.89             0.92                 (0.75)              (0.78)          167
         (23.34)              176,858        0.85             0.87                 (0.67)              (0.69)          238
         (53.73)              843,359        0.82             0.82                0.52                0.52             363
       63.03                 2,196,700        0.78             0.78                0.20                0.20             218

            9.48%12         $   29,273         1.17%2           1.17%2              (0.94)%2            (0.94)%2         47%
       18.0716                  29,569        1.20             1.20                 (1.02)              (1.02)           81
       35.9911                  23,466        1.19             1.22                 (1.05)              (1.08)          167
          (23.68)               29,023        1.15             1.17                 (0.97)              (0.99)          238
          (53.76)              141,001        1.11             1.11                0.20                0.20             363
       62.51                   315,647        1.08             1.08                 (0.09)              (0.09)          218

            9.43%3,12       $  145,395         1.17%2           1.27%2              (0.93)%2            (1.03)%2         47%
       17.903,16               131,795        1.30             1.40                 (1.12)              (1.22)           81
       35.733,11               102,642        1.37             1.40                 (1.22)              (1.25)          167
         (23.74)3              95,620        1.33             1.36                 (1.14)              (1.17)          238
         (53.90)3              85,211        1.29             1.29                0.02                0.02             363
       61.963                  175,112        1.23             1.23                 (0.21)              (0.21)          218

            9.04%4,12       $   19,713         1.92%2           1.92%2              (1.70)%2            (1.70)%2         47%
       17.004,17                23,983        2.07             2.07                 (1.89)              (1.89)           81
       34.734,11                24,167        2.11             2.14                 (1.97)              (2.00)          167
          (24.35)4              21,958        2.07             2.10                 (1.89)              (1.92)          238
          (54.22)4              37,351        2.03             2.03                 (0.69)              (0.69)          363
       61.074                   95,922        1.98             1.98                 (0.96)              (0.96)          218

            9.03%4,12       $   14,692         1.92%2           1.92%2              (1.69)%2            (1.69)%2         47%
       16.984,16                13,989        2.08             2.08                 (1.90)              (1.90)           81
       34.864,11                11,396        2.11             2.14                 (1.97)              (2.00)          167
         (24.35)4               9,665        2.07             2.10                 (1.89)              (1.92)          238
         (54.21)4              18,170        2.03             2.03                 (0.67)              (0.67)          363
       61.074                   49,276        1.99             1.99                 (0.92)              (0.92)          218

        4.44%          $      972         1.43%2           1.88%2              (0.70)%2            (1.15)%2         59%
         (0.73)11              1,592        1.43             1.63                 (1.12)              (1.32)          115
       52.09                     2,821        1.35             1.63                 (1.06)              (1.34)          226
         (18.59)                2,385        1.20             1.31                 (1.00)              (1.11)          587
         (64.69)                7,189        1.20             1.45                0.14                 (0.11)          748
       24.90                    21,383        1.202            2.192                (0.21)2             (1.20)2         175

        4.30%          $       81         1.73%2           2.13%2              (1.03)%2            (1.42)%2         59%
           (1.11)11                 86        1.73             1.94                 (1.41)              (1.61)          115
       51.54                       108        1.67             1.88                 (1.38)              (1.59)          226
          (18.68)                   30        1.50             1.63                 (1.30)              (1.43)          587
          (64.80)                   19        1.50             1.73                     -               (0.24)          748
       24.70                        17        1.502            2.492                (0.51)2             (1.50)2         175

            4.14%3          $    9,048         1.83%2           2.23%2              (1.13)%2            (1.53)%2         59%
         (1.30)3,11            9,929        1.89             2.14                 (1.56)              (1.81)          115
       51.553                   11,406        1.83             2.10                 (1.53)              (1.81)          226
         (18.95)3               9,104        1.67             1.79                 (1.47)              (1.59)          587
         (64.88)3              14,551        1.67             1.91                 (0.36)              (0.60)          748
       24.703                   41,474        1.672            2.662                (0.68)2             (1.67)2         175

                    139

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GAIN (LOSS)
                                      NET                       ON INVESTMENTS,
                                     ASSET                     FOREIGN CURRENCY
                                     VALUE          NET           AND OPTIONS
                                   BEGINNING     INVESTMENT     (BOTH REALIZED
                                   OF PERIOD   INCOME (LOSS)    AND UNREALIZED)
                                  ----------- --------------- ------------------
     -----------------------------
     Global Science & Technology Opportunities (Continued)
     -----------------------------
     Investor B Class
     10/01/04 through 3/31/0510    $   5.13     $   (0.06)         $   0.26
     9/30/04                           5.24       (0.13)22           0.02
     9/30/03                           3.49       (0.10)             1.85
     9/30/02                           4.33       (0.14)          (0.70)
     9/30/01                          12.44       (0.09)          (8.02)
     5/15/001 through 9/30/00         10.00       (0.03)             2.47
     Investor C Class
     10/01/04 through 3/31/0510    $   5.14     $   (0.06)         $   0.25
     9/30/04                           5.24       (0.13)22           0.03
     9/30/03                           3.49       (0.10)             1.85
     9/30/02                           4.33       (0.15)          (0.69)
     9/30/01                          12.44       (0.10)          (8.01)
     5/15/001 through 9/30/00         10.00       (0.03)             2.47
     ---------
     Global Resources
     ---------
     Institutional Class
     3/01/05 through 3/31/0510     $  58.80     $   (0.02)        $   (1.54)
     7/01/04 through 2/28/05          41.25       (0.08)            19.52
     6/30/04                          26.85        0.27               14.78
     6/30/03                          23.51       (0.04)             3.38
     6/30/02                          22.13       (0.09)             1.47
     6/30/01                          17.21       (0.18)             5.10
     6/30/00                          12.43       (0.15)             4.93
     Investor A Class
     3/01/05 through 3/31/0510     $  56.23     $   (0.01)        $   (1.49)
     7/01/04 through 2/28/05          39.58       (0.15)            18.69
     6/30/04                          25.81        0.21               14.15
     6/30/03                          22.74       (0.10)             3.17
     6/30/02                          21.50       (0.15)             1.39
     6/30/01                          16.79       (0.22)             4.93
     6/30/00                          12.15       (0.17)             4.81
     Investor B Class
     3/01/05 through 3/31/0510     $  51.58     $   (0.04)        $   (1.37)
     7/01/04 through 2/28/05          36.52       (0.32)            17.18
     6/30/04                          23.89       (0.06)            13.14
     6/30/03                          21.20       (0.23)             2.92
     6/30/02                          20.16       (0.27)             1.31
     6/30/01                          15.85       (0.33)             4.64
     6/30/00                          11.56       (0.26)             4.55
     Investor C Class
     3/01/05 through 3/31/0510     $  51.53     $   (0.04)        $   (1.37)
     7/01/04 through 2/28/05          36.48       (0.30)            17.14
     6/30/04                          23.88       (0.03)            13.10
     6/30/03                          21.18       (0.23)             2.93
     6/30/02                          20.14       (0.28)             1.32
     6/30/01                          15.84       (0.34)             4.64
     6/30/00                          11.54       (0.25)             4.55
     -------------
     All-Cap Global Resources
     -------------
     Institutional Class
     2/16/051 through 3/31/0510    $  10.00     $   0.01          $    0.03
     Service Class
     2/16/051 through 3/31/0510    $  10.00     $   (0.01)        $    0.05

                                                                             NET
                                      DISTRIBUTIONS      DISTRIBUTIONS   ASSET VALUE
                                   FROM NET INVESTMENT        FROM         END OF
                                          INCOME            CAPITAL        PERIOD
                                  --------------------- --------------- ------------
     ----------------------------
     Global Science & Technology
Opportunities (Continued)
     ----------------------------
     Investor B Class
     10/01/04 through 3/31/0510         $      -           $      -       $   5.33
     9/30/04                                   -                  -           5.13
     9/30/03                                   -                  -           5.24
     9/30/02                                   -                  -           3.49
     9/30/01                                   -                  -           4.33
     5/15/001 through 9/30/00                  -                  -          12.44
     Investor C Class
     10/01/04 through 3/31/0510         $      -           $      -       $   5.33
     9/30/04                                   -                  -           5.14
     9/30/03                                   -                  -           5.24
     9/30/02                                   -                  -           3.49
     9/30/01                                   -                  -           4.33
     5/15/001 through 9/30/00                  -                  -          12.44
     ---------
     Global Resources
     ---------
     Institutional Class
     3/01/05 through 3/31/0510          $      -           $      -       $  57.24
     7/01/04 through 2/28/05               (0.34)             (1.55)         58.80
     6/30/04                               (0.65)                 -          41.25
     6/30/03                                   -                  -          26.85
     6/30/02                                   -                  -          23.51
     6/30/01                                   -                  -          22.13
     6/30/00                                   -                  -          17.21
     Investor A Class
     3/01/05 through 3/31/0510          $      -           $      -       $  54.73
     7/01/04 through 2/28/05               (0.34)             (1.55)         56.23
     6/30/04                               (0.59)                 -          39.58
     6/30/03                                   -                  -          25.81
     6/30/02                                   -                  -          22.74
     6/30/01                                   -                  -          21.50
     6/30/00                                   -                  -          16.79
     Investor B Class
     3/01/05 through 3/31/0510          $      -           $      -       $  50.17
     7/01/04 through 2/28/05               (0.25)             (1.55)         51.58
     6/30/04                               (0.45)                 -          36.52
     6/30/03                                   -                  -          23.89
     6/30/02                                   -                  -          21.20
     6/30/01                                   -                  -          20.16
     6/30/00                                   -                  -          15.85
     Investor C Class
     3/01/05 through 3/31/0510          $      -           $      -       $  50.12
     7/01/04 through 2/28/05               (0.24)             (1.55)         51.53
     6/30/04                               (0.47)                 -          36.48
     6/30/03                                   -                  -          23.88
     6/30/02                                   -                  -          21.18
     6/30/01                                   -                  -          20.14
     6/30/00                                   -                  -          15.84
     -------------
     All-Cap Global Resources
     -------------
     Institutional Class
     2/16/051 through 3/31/0510         $      -           $      -       $  10.04
     Service Class
     2/16/051 through 3/31/0510         $      -           $      -       $  10.04

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      140

                                BLACKROCK FUNDS

                                                          RATIO OF TOTAL                           RATIO OF NET
                                         RATIO OF NET       EXPENSE TO         RATIO OF NET     INVESTMENT INCOME
                           NET ASSETS     EXPENSES TO      AVERAGE NET      INVESTMENT INCOME     TO AVERAGE NET    PORTFOLIO
         TOTAL           END OF PERIOD    AVERAGE NET   ASSETS (EXCLUDING     TO AVERAGE NET    ASSETS (EXCLUDING   TURNOVER
         RETURN              (000)          ASSETS           WAIVERS)             ASSETS             WAIVERS)         RATE
----------------------- --------------- -------------- ------------------- ------------------- ------------------- ----------
           3.90%4          $  10,751          2.58%2           2.88%2              (1.88)%2            (2.18)%2         59%
        (2.10)4,11          12,315         2.65             2.82                 (2.33)              (2.50)          115
       50.144                 16,646         2.57             2.85                 (2.28)              (2.55)          226
        (19.40)4             12,944         2.38             2.50                 (2.18)              (2.29)          587
        (65.19)4             22,062         2.42             2.65                 (1.12)              (1.35)          748
       24.404                 60,094         2.422            3.412                (1.43)2             (2.42)2         175

           3.90%4          $   2,699          2.58%2           2.89%2              (1.88)%2            (2.19)%2         59%
          (1.91)4,11           3,244         2.65             2.80                 (2.33)              (2.48)          115
       50.144                  4,024         2.57             2.85                 (2.28)              (2.55)          226
         (19.40)4              3,010         2.59             2.72                 (2.37)              (2.50)          587
         (65.19)4              5,708         2.42             2.65                 (1.09)              (1.32)          748
       24.404                 13,057         2.422            3.412                (1.43)2             (2.42)2         175

        (2.65)    %      $  26,595          1.04%2           1.10%2               0.08%2              0.02%2           2%
       47.98                  29,188         1.012            1.022                (0.16)2             (0.17)2          22
       56.49                  20,044         1.04             1.04                0.79                0.79              27
       14.21                  10,144         1.30             1.31                 (0.20)              (0.20)           33
        6.24                   7,995         1.43             1.44                 (0.42)              (0.42)           38
       28.59                   6,935         1.31             1.33                 (0.89)              (0.89)           38
       38.46                   8,599         1.46             1.48                 (1.11)                  -            47

          (2.67)%3         $ 658,700          1.34%2           1.45%2              (0.22)%2            (0.33)%2          2%
       47.733                676,234         1.362            1.382                (0.52)2             (0.54)2          22
       56.063                406,209         1.34             1.34                0.64                0.64              27
       13.503                103,987         1.60             1.61                 (0.47)              (0.47)           33
        5.773                 89,883         1.73             1.74                 (0.73)              (0.73)           38
       28.053                 81,880         1.61             1.63                 (1.11)              (1.11)           38
       38.19                  70,152         1.72             1.74                 (1.34)                  -            47

        (2.74)%4         $  90,877          2.04%2           2.11%2              (0.92)%2            (0.99)%2          2%
       47.084                 94,506         2.012            2.022                (1.17)2             (1.18)2          22
       55.074                 66,704         2.04             2.04                 (0.20)              (0.20)           27
       12.694                 29,782         2.30             2.31                 (1.17)              (1.17)           33
        5.164                 25,626         2.43             2.44                 (1.41)              (1.41)           38
       27.194                 19,237         2.31             2.33                 (1.78)              (1.78)           38
       37.11                   8,608         2.46             2.48                 (1.78)                  -            47

          (2.74)%4         $ 163,253          2.04%2           2.10%2              (0.92)%2            (0.98)%2          2%
       47.054                169,871         2.012            2.022                (1.17)2             (1.18)2          22
       55.054                122,088         2.04             2.04                 (0.10)              (0.10)           27
       12.754                 37,601         2.30             2.31                 (1.18)              (1.18)           33
        5.164                 31,853         2.43             2.44                 (1.43)              (1.43)           38
       27.154                 30,214         2.31             2.33                 (1.83)              (1.83)           38
       37.26                  23,313         2.46             2.48                 (2.06)                  -            47

        0.40%         $   5,151          1.04%2           2.62%2               0.74%2             (0.85)%2          4%

        0.40%         $       -          1.34%2           2.87%2               0.44%2             (1.09)%2          4%

                    141

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GAIN (LOSS)
                                      NET                       ON INVESTMENTS,
                                     ASSET                     FOREIGN CURRENCY
                                     VALUE          NET           AND OPTIONS
                                   BEGINNING     INVESTMENT     (BOTH REALIZED
                                   OF PERIOD   INCOME (LOSS)    AND UNREALIZED)
                                  ----------- --------------- ------------------
     -------------------
     All-Cap Global Resources (Continued)
     -------------------
     Investor A Class
     2/16/051 through 3/31/0510    $   10.00     $      -          $   0.05
     Investor B Class
     2/16/051 through 3/31/0510    $   10.00     $      -          $   0.04
     Investor C Class
     2/16/051 through 3/31/0510    $   10.00     $      -          $   0.05
     --------
     Health Sciences
     --------
     Institutional Class
     3/01/05 through 3/31/0510     $   20.50     $   0.01         $   (0.21)
     2/28/05                           21.15      (0.15)             0.57
     2/29/04                           11.64      (0.06)            10.21
     2/28/03                           14.48      (0.09)          (2.71)
     2/28/02                           14.14      (0.08)             0.47
     2/28/01                           15.50         0.01           (0.68)
     Service Class
     3/01/05 through 3/31/0510     $   20.24     $   0.01         $   (0.19)
     1/28/051 through 2/28/05          20.30      (0.01)          (0.05)
     Investor A Class
     3/01/05 through 3/31/0510     $   20.24    $   (0.04)        $   (0.16)
     2/28/05                           20.96      (0.17)             0.52
     2/29/04                           11.57      (0.12)            10.15
     2/28/03                           14.43      (0.12)          (2.70)
     2/28/02                           14.14      (0.13)             0.47
     2/28/01                           13.33      (0.06)             1.88
     Investor B Class
     3/01/05 through 3/31/0510     $   19.65    $   (0.02)        $   (0.18)
     2/28/05                           20.52      (0.28)             0.48
     2/29/04                           11.41      (0.24)             9.99
     2/28/03                           14.34      (0.21)          (2.68)
     2/28/02                           14.14      (0.23)             0.48
     2/28/01                           15.50      (0.04)          (0.63)
     Investor C Class
     3/01/05 through 3/31/0510     $   19.61    $   (0.01)        $   (0.19)
     2/28/05                           20.47      (0.22)             0.43
     2/29/04                           11.39      (0.23)             9.95
     2/28/03                           14.31      (0.21)          (2.67)
     2/28/02                           14.11      (0.23)             0.48
     2/28/01                           15.50      (0.04)          (0.66)

                                                                             NET
                                      DISTRIBUTIONS      DISTRIBUTIONS   ASSET VALUE
                                   FROM NET INVESTMENT        FROM         END OF
                                          INCOME            CAPITAL        PERIOD
                                  --------------------- --------------- ------------
     -------------------
     All-Cap Global Resources
(Continued)
     -------------------
     Investor A Class
     2/16/051 through 3/31/0510             $-             $      -      $   10.05
     Investor B Class
     2/16/051 through 3/31/0510             $-             $      -      $   10.04
     Investor C Class
     2/16/051 through 3/31/0510             $-             $      -      $   10.05
     --------
     Health Sciences
     --------
     Institutional Class
     3/01/05 through 3/31/0510              $-             $      -      $   20.30
     2/28/05                                 -                (1.07)         20.50
     2/29/04                                 -                (0.64)         21.15
     2/28/03                                 -                (0.04)         11.64
     2/28/02                                 -                (0.05)         14.48
     2/28/01                                 -                (0.69)         14.14
     Service Class
     3/01/05 through 3/31/0510              $-             $      -      $   20.06
     1/28/051 through 2/28/05                -                    -          20.24
     Investor A Class
     3/01/05 through 3/31/0510              $-             $      -      $   20.04
     2/28/05                                 -                (1.07)         20.24
     2/29/04                                 -                (0.64)         20.96
     2/28/03                                 -                (0.04)         11.57
     2/28/02                                 -                (0.05)         14.43
     2/28/01                                 -                (1.01)         14.14
     Investor B Class
     3/01/05 through 3/31/0510              $-             $      -      $   19.45
     2/28/05                                 -                (1.07)         19.65
     2/29/04                                 -                (0.64)         20.52
     2/28/03                                 -                (0.04)         11.41
     2/28/02                                 -                (0.05)         14.34
     2/28/01                                 -                (0.69)         14.14
     Investor C Class
     3/01/05 through 3/31/0510              $-             $      -      $   19.41
     2/28/05                                 -                (1.07)         19.61
     2/29/04                                 -                (0.64)         20.47
     2/28/03                                 -                (0.04)         11.39
     2/28/02                                 -                (0.05)         14.31
     2/28/01                                 -                (0.69)         14.11

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      142

                                BLACKROCK FUNDS

                                                      RATIO OF TOTAL                           RATIO OF NET
                                     RATIO OF NET       EXPENSE TO         RATIO OF NET     INVESTMENT INCOME
                       NET ASSETS     EXPENSES TO      AVERAGE NET      INVESTMENT INCOME     TO AVERAGE NET    PORTFOLIO
       TOTAL         END OF PERIOD    AVERAGE NET   ASSETS (EXCLUDING     TO AVERAGE NET    ASSETS (EXCLUDING   TURNOVER
       RETURN            (000)          ASSETS           WAIVERS)             ASSETS             WAIVERS)         RATE
------------------- --------------- -------------- ------------------- ------------------- ------------------- ----------
         0.50%3         $  7,945          1.34%2           2.97%2              0.44%2              (1.19)%2         4%

         0.40%4         $  1,296          2.04%2           3.62%2             (0.26)%2             (1.84)%2         4%

         0.50%4         $  2,423          2.04%2           3.62%2             (0.26)%2             (1.84)%2         4%

      (0.98)  %       $  4,302          1.25%2           1.25%2              0.30%2               0.30%2         14%
       1.84                4,262         1.25             1.37                (0.59)               (0.71)         173
      87.73                5,067         1.25             1.84                (0.38)               (0.97)         106
      (19.42)               988         1.25             2.75                (0.69)               (2.18)         157
       2.76                1,109         1.25             3.25                (0.56)               (2.53)          75
      (4.48)               946         1.25             6.86               0.18                  (5.40)         139

        (0.89)  %       $      -          1.50%2           1.50%2              0.05%2               0.05%2         14%
        (0.30)                 -         0.822            0.822               (0.70)2              (0.70)2        173

      (0.99)%3        $ 74,682          1.50%2           1.60%2              0.06%2              (0.04)%2        14%
       1.523              76,550         1.58             1.73                (0.90)               (1.05)         173
      87.133              54,638         1.55             2.11                (0.71)               (1.27)         106
      (19.63)3            9,250         1.55             3.04                (0.99)               (2.47)         157
       2.413              13,069         1.55             3.41                (0.88)               (2.71)          75
      14.313               6,863         1.54             8.44                (0.48)               (7.35)         139

        (1.02)%4        $ 29,599          2.25%2           2.25%2             (0.70)%2             (0.70)%2        14%
       0.804              29,495         2.25             2.39                (1.58)               (1.71)         173
      85.894              22,825         2.25             2.91                (1.44)               (2.10)         106
       (20.24)4            9,290         2.25             3.74                (1.69)               (3.17)         157
       1.774              11,399         2.25             3.99                (1.59)               (3.30)          75
        (4.47)4            4,645         2.25             8.54                (0.81)               (7.07)         139

      (1.02)%4        $ 26,062          2.25%2           2.25%2             (0.70)%2             (0.70)%2        14%
       0.864              25,248         2.25             2.41                (1.56)               (1.71)         173
      85.874              11,017         2.25             2.77                (1.38)               (1.90)         106
      (20.21)4            1,291         2.25             3.74                (1.69)               (3.18)         157
       1.774               1,314         2.25             3.99                (1.58)               (3.29)          75
      (4.67)4              645         2.25             8.15                (0.83)               (6.70)         139

                    143

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   GAIN (LOSS)
                                      NET                        ON INVESTMENTS,
                                     ASSET                      FOREIGN CURRENCY
                                     VALUE           NET           AND OPTIONS
                                   BEGINNING     INVESTMENT      (BOTH REALIZED
                                   OF PERIOD    INCOME (LOSS)    AND UNREALIZED)
                                  ----------- ---------------- ------------------
     ---------
     U. S. Opportunities
     ---------
     Institutional Class
     10/01/04 through 3/31/0510    $   20.34     $   (0.08)         $   2.18
     9/30/04                           16.56       (0.17)22           3.95
     9/30/03                           13.06       (0.16)             3.66
     9/30/02                           17.76       (0.23)22         (4.06)
     9/30/01                           45.41        0.04              (17.61)
     9/30/00                           24.73        0.03               23.95
     Service Class
     10/01/04 through 3/31/0510    $   19.93     $   (0.26)         $   2.28
     9/30/04                           16.27       (0.22)22           3.88
     9/30/03                           12.88       (0.19)             3.58
     9/30/02                           17.51       (0.51)           (3.79)
     9/30/01                           45.08       (0.05)           (17.44)
     9/30/00                           24.64       (0.07)            23.81
     Investor A Class
     10/01/04 through 3/31/0510    $   19.78     $   (0.11)         $   2.12
     9/30/04                           16.17       (0.26)22           3.87
     9/30/03                           12.81       (0.21)             3.57
     9/30/02                           17.41       (0.42)           (3.89)
     9/30/01                           44.93       (0.09)           (17.35)
     9/30/00                           24.60       (0.17)            23.80
     Investor B Class
     10/01/04 through 3/31/0510    $   18.87     $   (0.19)         $   2.03
     9/30/04                           15.55       (0.39)22           3.71
     9/30/03                           12.41       (0.32)             3.46
     9/30/02                           16.86       (0.54)           (3.78)
     9/30/01                           44.15       (0.28)           (16.93)
     9/30/00                           24.38       (0.45)            23.52
     Investor C Class
     10/01/04 through 3/31/0510    $   18.85     $   (0.19)         $   2.03
     9/30/04                           15.53       (0.38)22           3.70
     9/30/03                           12.40       (0.32)             3.45
     9/30/02                           16.85       (0.55)           (3.77)
     9/30/01                           44.14       (0.29)           (16.92)
     9/30/00                           24.38       (0.44)            23.50
     --------------
     International Opportunities
     --------------
     Institutional Class
     10/01/04 through 3/31/0510    $   24.44     $   0.06           $   5.24
     9/30/04                           19.96        0.0822              4.41
     9/30/03                           15.22             -              4.73
     9/30/02                           14.86        0.05                0.27
     9/30/01                           22.54        0.30              (7.93)
     9/30/00                           12.90        0.13               10.91
     Service Class
     10/01/04 through 3/31/0510    $   23.93     $   0.04           $   5.09
     9/30/04                           19.59        0.0622              4.30
     9/30/03                           14.98        0.05                4.55
     9/30/02                           14.66       (0.02)             0.30
     9/30/01                           22.36        0.29              (7.94)
     9/30/00                           12.84        0.08               10.84
     Investor A Class
     10/01/04 through 3/31/0510    $   23.78     $   0.02           $   5.08
     9/30/04                           19.49       (0.02)22           4.32
     9/30/03                           14.94        0.01                4.53
     9/30/02                           14.65       (0.03)             0.28
     9/30/01                           22.34        0.13              (7.77)
     9/30/00                           12.84        0.08               10.82

                                                         DISTRIBUTIONS
                                                           FROM NET     REDEMPTION       NET
                                      DISTRIBUTIONS        REALIZED     FEES ADDED   ASSET VALUE
                                   FROM NET INVESTMENT      CAPITAL     TO PAID-IN     END OF
                                          INCOME             GAINS        CAPITAL      PERIOD
                                  --------------------- -------------- ------------ ------------
     ---------
     U. S. Opportunities
     ---------
     Institutional Class
     10/01/04 through 3/31/0510         $      -          $       -      $      -    $   22.44
     9/30/04                                   -                  -             -        20.34
     9/30/03                                   -                  -             -        16.56
     9/30/02                             (0.41)                 -             -        13.06
     9/30/01                                   -             (10.08)            -        17.76
     9/30/00                                   -             (3.30)            -        45.41
     Service Class
     10/01/04 through 3/31/0510         $      -          $       -      $      -    $   21.95
     9/30/04                                   -                  -             -        19.93
     9/30/03                                   -                  -             -        16.27
     9/30/02                             (0.33)                 -             -        12.88
     9/30/01                                   -             (10.08)            -        17.51
     9/30/00                                   -             (3.30)            -        45.08
     Investor A Class
     10/01/04 through 3/31/0510         $      -          $       -      $      -    $   21.79
     9/30/04                                   -                  -             -        19.78
     9/30/03                                   -                  -             -        16.17
     9/30/02                             (0.29)                 -             -        12.81
     9/30/01                                   -             (10.08)            -        17.41
     9/30/00                                   -             (3.30)            -        44.93
     Investor B Class
     10/01/04 through 3/31/0510         $      -          $       -      $      -    $   20.71
     9/30/04                                   -                  -             -        18.87
     9/30/03                                   -                  -             -        15.55
     9/30/02                             (0.13)                 -             -        12.41
     9/30/01                                   -             (10.08)            -        16.86
     9/30/00                                   -             (3.30)            -        44.15
     Investor C Class
     10/01/04 through 3/31/0510         $      -          $       -      $      -    $   20.69
     9/30/04                                   -                  -             -        18.85
     9/30/03                                   -                  -             -        15.53
     9/30/02                             (0.13)                 -             -        12.40
     9/30/01                                   -             (10.08)            -        16.85
     9/30/00                                   -             (3.30)            -        44.14
     --------------
     International Opportunities
     --------------
     Institutional Class
     10/01/04 through 3/31/0510        $   (0.32)         $       -      $   0.01    $   29.43
     9/30/04                             (0.02)                 -          0.01        24.44
     9/30/03                                   -                  -          0.01        19.96
     9/30/02                                   -                  -          0.04        15.22
     9/30/01                                   -             (0.05)            -        14.86
     9/30/00                                   -             (1.40)            -        22.54
     Service Class
     10/01/04 through 3/31/0510        $   (0.28)         $       -      $   0.01    $   28.79
     9/30/04                             (0.02)                 -             -        23.93
     9/30/03                                   -                  -          0.01        19.59
     9/30/02                                   -                  -          0.04        14.98
     9/30/01                                   -             (0.05)            -        14.66
     9/30/00                                   -             (1.40)            -        22.36
     Investor A Class
     10/01/04 through 3/31/0510        $   (0.25)         $       -      $   0.01    $   28.64
     9/30/04                             (0.02)                 -          0.01        23.78
     9/30/03                                   -                  -          0.01        19.49
     9/30/02                                   -                  -          0.04        14.94
     9/30/01                                   -             (0.05)            -        14.65
     9/30/00                                   -             (1.40)            -        22.34

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      144

                                BLACKROCK FUNDS

                                                           RATIO OF TOTAL                           RATIO OF NET
                                          RATIO OF NET       EXPENSE TO         RATIO OF NET     INVESTMENT INCOME
                            NET ASSETS     EXPENSES TO      AVERAGE NET      INVESTMENT INCOME     TO AVERAGE NET    PORTFOLIO
          TOTAL           END OF PERIOD    AVERAGE NET   ASSETS (EXCLUDING     TO AVERAGE NET    ASSETS (EXCLUDING   TURNOVER
         RETURN               (000)          ASSETS           WAIVERS)             ASSETS             WAIVERS)         RATE
------------------------ --------------- -------------- ------------------- ------------------- ------------------- ----------
       10.32%          $   5,854          1.60%2           1.69%2              (0.65)%2            (0.74)%2         51%
       22.8311                  6,074         1.60             1.65                 (0.92)              (0.97)          106
       26.80                    7,235         1.52             1.59                 (0.87)              (0.94)          248
         (25.04)              10,867         1.45             1.49                 (1.23)              (1.27)          361
         (46.34)              35,869         1.45             1.47                0.15                0.14             402
      103.63                  106,727         1.44             1.44                0.09                0.09             445

       10.14%          $     424          1.90%2           1.95%2              (0.97)%2            (1.02)%2         51%
       22.5011                  2,303         1.90             1.97                 (1.15)              (1.22)          106
       26.32                      421         1.83             1.89                 (1.17)              (1.24)          248
          (25.26)                 483         1.75             1.79                 (1.51)              (1.56)          361
          (46.55)               1,059         1.75             1.77                 (0.19)              (0.21)          402
      102.98                    2,824         1.75             1.75                 (0.20)              (0.20)          445

           10.16%3          $  29,975          1.94%2           2.04%2              (0.99)%2            (1.09)%2         51%
       22.333,11               31,282         2.04             2.15                 (1.36)              (1.46)          106
       26.233                  29,258         2.00             2.06                 (1.34)              (1.40)          248
         (25.39)3             28,733         1.92             1.97                 (1.68)              (1.73)          361
         (46.61)3             51,232         1.93             1.94                 (0.30)              (0.32)          402
      102.683                 151,588         1.91             1.91                 (0.41)              (0.41)          445

            9.75%4          $  37,958          2.69%2           2.69%2              (1.74)%2            (1.74)%2         51%
       21.354,11               40,994         2.80             2.81                 (2.12)              (2.13)          106
       25.304                  41,259         2.74             2.81                 (2.09)              (2.15)          248
          (25.92)4             43,883         2.67             2.72                 (2.43)              (2.47)          361
          (47.01)4             79,401         2.67             2.69                 (1.06)              (1.08)          402
      101.174                 213,237         2.66             2.66                 (1.14)              (1.14)          445

            9.76%4          $  19,347          2.69%2           2.69%2              (1.74)%2            (1.74)%2         51%
       21.384,11               20,261         2.81             2.83                 (2.13)              (2.15)          106
       25.244                  20,761         2.74             2.81                 (2.09)              (2.15)          248
         (25.93)4             22,020         2.67             2.72                 (2.43)              (2.48)          361
         (47.02)4             42,007         2.67             2.69                 (1.02)              (1.04)          402
      101.124                 133,540         2.65             2.65                 (1.12)              (1.12)          445

           21.81%12         $ 155,536          1.43%2           1.48%2               0.36%2              0.32%2          48%
       22.5412                 96,535         1.45             1.58                0.31                0.17              98
       31.1413                 57,950         1.41             1.51                0.42                0.32              72
        2.42                   54,164         1.33             1.43                0.27                0.17             104
         (33.93)              60,531         1.33             1.40                1.36                1.30             207
       91.76                   85,206         1.33             1.48                0.74                0.59             296

           21.55%12         $  33,155          1.69%2           1.72%2               0.12%2              0.10%2          48%
       22.2512                 19,167         1.75             1.91                0.21                0.05              98
       30.7814                  1,573         1.72             1.80                0.30                0.22              72
        2.18                      670         1.60             1.70                 (0.17)              (0.27)          104
          (34.29)                 500         1.63             1.84                1.50                1.29             207
       91.21                      457         1.63             1.69                0.60                0.54             296

           21.57%3,12       $ 172,559          1.73%2           1.83%2               0.09%2             (0.01)%2         48%
       22.113,12               99,879         1.89             2.06                 (0.06)              (0.24)           98
       30.453,13               37,934         1.89             1.98                0.05                 (0.04)           72
        1.983                  25,969         1.80             1.91                 (0.17)              (0.27)          104
         (34.27)3             28,781         1.80             1.89                0.80                0.72             207
       91.043                  40,545         1.79             1.85                0.45                0.39             296

                    145

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   GAIN (LOSS)
                                      NET                        ON INVESTMENTS,
                                     ASSET                      FOREIGN CURRENCY
                                     VALUE           NET           AND OPTIONS
                                   BEGINNING     INVESTMENT      (BOTH REALIZED
                                   OF PERIOD    INCOME (LOSS)    AND UNREALIZED)
                                  ----------- ---------------- ------------------
     --------------------
     International Opportunities (Continued)
     --------------------
     Investor B Class
     10/01/04 through 3/31/0510    $   22.80     $   (0.09)         $   4.89
     9/30/04                           18.83       (0.21)22           4.19
     9/30/03                           14.54       (0.12)             4.40
     9/30/02                           14.37       (0.16)             0.29
     9/30/01                           22.06        0.01             (7.65)
     9/30/00                           12.78       (0.04)            10.72
     Investor C Class
     10/01/04 through 3/31/0510    $   22.80     $   (0.09)         $   4.89
     9/30/04                           18.84       (0.21)22           4.18
     9/30/03                           14.54       (0.11)22           4.40
     9/30/02                           14.36       (0.15)             0.29
     9/30/01                           22.06        0.01             (7.66)
     9/30/00                           12.78       (0.04)            10.72
     --------
     Asset Allocation*
     --------
     Institutional Class
     3/01/05 through 3/31/0510     $   14.99     $   0.03          $   (0.24)
     4/01/04 through 2/28/05           14.91        0.20                0.82
     3/31/04                           11.38        0.24                3.54
     3/31/03                           14.17        0.28             (2.68)
     3/31/02                           14.05        0.32                0.83
     3/31/01                           16.26        0.42             (0.41)
     3/31/00                           14.47        0.40                2.03
     Service Class
     3/01/05 through 3/31/0510     $   14.97     $   (0.05)        $   (0.15)
     4/01/04 through 2/28/05           14.63        0.01                0.33
     Investor A Class
     3/01/05 through 3/31/0510     $   14.95     $   0.02          $   (0.22)
     4/01/04 through 2/28/05           14.89        0.18                0.80
     3/31/04                           11.36        0.19                3.55
     3/31/03                           14.15        0.24             (2.68)
     3/31/02                           14.03        0.28                0.83
     3/31/01                           16.24        0.39             (0.40)
     3/31/00                           14.45        0.33                2.06
     Investor B Class
     3/01/05 through 3/31/0510     $   14.81     $   0.02          $   (0.24)
     4/01/04 through 2/28/05           14.74        0.08                0.81
     3/31/04                           11.26        0.10                3.49
     3/31/03                           14.01        0.15             (2.63)
     3/31/02                           13.90        0.17                0.83
     3/31/01                           16.08        0.26             (0.37)
     3/31/00                           14.32        0.24                2.00
     Investor C Class
     3/01/05 through 3/31/0510     $   14.81     $   0.02          $   (0.24)
     4/01/04 through 2/28/05           14.74        0.08                0.81
     3/31/04                           11.25        0.10                3.50
     3/31/03                           14.01        0.15             (2.65)
     3/31/02                           13.89        0.18                0.80
     3/31/01                           16.05        0.27             (0.38)
     3/31/00                           14.27        0.22                2.03

     *The performance prior to January 31, 2005 set forth in this table is the financial data of the State Street Research Asset Allocation Fund, series of a predecessor company, the State Street Research Funds. BlackRock
Funds acquired all of the assets and certain stated liabilities of the State Street Research Asset Allocation Fund on January 31, 2005. The net
asset values and other per share information listed have been restated to reflect the conversion ratios of 0.71889936, 0.71991517,
0.72321182 and 0.72727901 for Institutional, Class A, Class B and Class
     C shares, respectively.

                                                         DISTRIBUTIONS
                                                           FROM NET     REDEMPTION       NET
                                      DISTRIBUTIONS        REALIZED     FEES ADDED   ASSET VALUE
                                   FROM NET INVESTMENT      CAPITAL     TO PAID-IN     END OF
                                          INCOME             GAINS        CAPITAL      PERIOD
                                  --------------------- -------------- ------------ ------------
     --------------------
     International Opportunities
(Continued)
     --------------------
     Investor B Class
     10/01/04 through 3/31/0510        $   (0.10)          $      -      $   0.01    $   27.54
     9/30/04                             (0.02)                 -          0.01        22.80
     9/30/03                                   -                  -          0.01        18.83
     9/30/02                                   -                  -          0.04        14.54
     9/30/01                                   -              (0.05)            -        14.37
     9/30/00                                   -              (1.40)            -        22.06
     Investor C Class
     10/01/04 through 3/31/0510        $   (0.10)          $      -      $   0.01    $   27.51
     9/30/04                             (0.02)                 -          0.01        22.80
     9/30/03                                   -                  -          0.01        18.84
     9/30/02                                   -                  -          0.04        14.54
     9/30/01                                   -              (0.05)            -        14.36
     9/30/00                                   -              (1.40)            -        22.06
     --------
     Asset Allocation*
     --------
     Institutional Class
     3/01/05 through 3/31/0510         $   (0.05)          $      -      $      -    $   14.73
     4/01/04 through 2/28/05             (0.40)             (0.54)            -        14.99
     3/31/04                             (0.25)                 -             -        14.91
     3/31/03                             (0.33)             (0.06)            -        11.38
     3/31/02                             (0.35)             (0.68)            -        14.17
     3/31/01                             (0.33)             (1.89)            -        14.05
     3/31/00                             (0.35)             (0.29)            -        16.26
     Service Class
     3/01/05 through 3/31/0510         $   (0.04)          $      -      $      -    $   14.72
     4/01/04 through 2/28/05                   -                  -             -        14.97
     Investor A Class
     3/01/05 through 3/31/0510         $   (0.04)          $      -      $      -    $   14.71
     4/01/04 through 2/28/05             (0.38)             (0.54)            -        14.95
     3/31/04                             (0.21)                 -             -        14.89
     3/31/03                             (0.29)             (0.06)            -        11.36
     3/31/02                             (0.31)             (0.68)            -        14.15
     3/31/01                             (0.31)             (1.89)            -        14.03
     3/31/00                             (0.31)             (0.29)            -        16.24
     Investor B Class
     3/01/05 through 3/31/0510         $   (0.01)          $      -      $      -    $   14.58
     4/01/04 through 2/28/05             (0.28)             (0.54)            -        14.81
     3/31/04                             (0.11)                 -             -        14.74
     3/31/03                             (0.21)             (0.06)            -        11.26
     3/31/02                             (0.21)             (0.68)            -        14.01
     3/31/01                             (0.19)             (1.88)            -        13.90
     3/31/00                             (0.19)             (0.29)            -        16.08
     Investor C Class
     3/01/05 through 3/31/0510         $   (0.02)          $      -      $      -    $   14.57
     4/01/04 through 2/28/05             (0.28)             (0.54)            -        14.81
     3/31/04                             (0.11)                 -             -        14.74
     3/31/03                             (0.21)             (0.05)            -        11.25
     3/31/02                             (0.19)             (0.67)            -        14.01
     3/31/01                             (0.18)             (1.87)            -        13.89
     3/31/00                             (0.18)             (0.29)            -        16.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      146

                                BLACKROCK FUNDS

                                                             RATIO OF TOTAL                           RATIO OF NET
                                            RATIO OF NET       EXPENSE TO         RATIO OF NET     INVESTMENT INCOME
                              NET ASSETS     EXPENSES TO      AVERAGE NET      INVESTMENT INCOME     TO AVERAGE NET    PORTFOLIO
           TOTAL            END OF PERIOD    AVERAGE NET   ASSETS (EXCLUDING     TO AVERAGE NET    ASSETS (EXCLUDING   TURNOVER
          RETURN                (000)          ASSETS           WAIVERS)             ASSETS             WAIVERS)         RATE
-------------------------- --------------- -------------- ------------------- ------------------- ------------------- ----------
            21.10%4,12        $  59,924          2.47%2           2.47%2              (0.71)%2            (0.71)%2         48%
         21.184,12               45,167         2.65             2.72                 (0.94)              (1.00)           98
         29.514,13               31,454         2.63             2.72                 (0.74)              (0.83)           72
          1.184                  25,917         2.54             2.64                 (0.93)              (1.03)          104
          (34.71)4              27,895         2.55             2.64                0.06                 (0.03)          207
         89.644                  56,136         2.52             2.60                 (0.27)              (0.33)          296

            21.14%4,12        $  89,015          2.47%2           2.47%2              (0.66)%2            (0.66)%2         48%
         21.124,12               54,894         2.65             2.72                 (0.86)              (0.93)           98
         29.574,13               26,912         2.63             2.72                 (0.71)              (0.80)           72
          1.254                  18,599         2.55             2.66                 (0.95)              (1.05)          104
           (34.71)4              21,019         2.55             2.66                0.07                 (0.03)          207
         89.644                  43,722         2.52             2.58                 (0.27)              (0.32)          296

          (1.41)    %       $  30,598          0.86%2           1.05%2               2.45%2              2.26%2          19%
          7.17                   31,328         1.032            1.052               1.722               1.702            101
         33.46                   21,989         1.15             1.15                1.74                1.74             216
          (17.12)               17,992         1.12             1.13                2.21                2.21             181
          8.47                   26,821         1.10             1.11                2.27                2.27             186
          0.56                   26,917         1.17             1.19                2.85                2.85             181
         17.17                   23,316         1.04                 -               2.62                     -           123

            (1.41)    %       $   2,147          1.16%2           1.30%2               2.16%2              2.02%2          19%
          2.32                    2,171         1.162            1.262                (0.17)2             (0.27)2         101

          (1.43)%3          $ 509,998          1.25%2           1.40%2               2.05%2              1.91%2          19%
          6.783                 526,929         1.242            1.322               1.562               1.482            101
         32.943                 357,100         1.45             1.45                1.43                1.43             216
          (17.37)3             252,069         1.42             1.43                1.92                1.92             181
          8.153                 320,614         1.40             1.41                1.95                1.95             186
          0.293                 272,813         1.44             1.46                2.61                2.61             181
         16.88                  304,400         1.29                 -               2.23                     -           123

            (1.45)%4          $ 183,141          2.01%2           2.05%2               1.30%2              1.26%2          19%
          6.204                 187,689         2.042            2.042               0.732               0.732            101
         32.034                 133,083         2.15             2.15                0.72                0.72             216
           (17.91)4              75,963         2.12             2.13                1.22                1.22             181
          7.304                  81,440         2.10             2.11                1.25                1.25             186
            (0.35)4              56,543         2.17             2.19                1.86                1.86             181
         15.93                   36,045         2.04                 -               1.48                     -           123

          (1.51)%4          $  63,178          2.01%2           2.05%2               1.39%2              1.35%2          19%
          6.204                  65,357         2.042            2.042               0.762               0.762            101
         32.144                  42,262         2.15             2.15                0.72                0.72             216
          (17.96)4              19,079         2.12             2.13                1.21                1.21             181
          7.314                  13,226         2.10             2.11                1.26                1.26             186
          (0.35)4              12,687         2.17             2.19                1.89                1.89             181
         15.93                   17,093         2.04                 -               1.47                     -           123
                                      147

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GAIN (LOSS)
                                      NET                       ON INVESTMENTS,                         DISTRIBUTIONS
                                     ASSET                     FOREIGN CURRENCY                           FROM NET         NET
                                     VALUE          NET           AND OPTIONS        DISTRIBUTIONS        REALIZED     ASSET VALUE
                                   BEGINNING     INVESTMENT     (BOTH REALIZED    FROM NET INVESTMENT      CAPITAL       END OF
                                   OF PERIOD   INCOME (LOSS)    AND UNREALIZED)          INCOME             GAINS        PERIOD
                                  ----------- --------------- ------------------ --------------------- -------------- ------------
     -------------
     Index Equity (Continued)
     -------------
     Institutional Class
     10/01/04 through 3/31/0510    $   21.49     $  0.26           $   1.21           $   (0.27)          $      -     $   22.69
     9/30/04                           19.19        0.3422             2.29             (0.33)                 -         21.49
     9/30/03                           15.69        0.30               3.48             (0.28)                 -         19.19
     9/30/02                           20.03        0.25             (4.34)            (0.25)                 -         15.69
     9/30/01                           27.59        0.26             (7.63)            (0.19)                 -         20.03
     9/30/00                           24.69        0.27               2.97             (0.18)             (0.16)        27.59
     Service Class
     10/01/04 through 3/31/0510    $   21.35     $  0.23           $   1.19           $   (0.22)          $      -     $   22.55
     9/30/04                           19.08        0.2522             2.27             (0.25)                 -         21.35
     9/30/03                           15.62        0.21               3.47             (0.22)                 -         19.08
     9/30/02                           19.97        0.25             (4.41)            (0.19)                 -         15.62
     9/30/01                           27.54        0.16             (7.61)            (0.12)                 -         19.97
     9/30/00                           24.67        0.16               2.97             (0.10)                 -         27.54
     Investor A Class
     10/01/04 through 3/31/0510    $   21.34     $  0.21           $   1.20           $   (0.22)          $      -     $   22.53
     9/30/04                           19.07        0.2222             2.28             (0.23)                 -         21.34
     9/30/03                           15.62        0.18               3.46             (0.19)                 -         19.07
     9/30/02                           19.95        0.13             (4.31)            (0.15)                 -         15.62
     9/30/01                           27.51        0.12             (7.60)            (0.08)                 -         19.95
     9/30/00                           24.66        0.11               2.96             (0.06)                 -         27.51
     Investor B Class
     10/01/04 through 3/31/0510    $   20.98     $  0.13           $   1.18           $   (0.14)          $      -     $   22.15
     9/30/04                           18.75        0.0622             2.24             (0.07)                 -         20.98
     9/30/03                           15.35        0.04               3.42             (0.06)                 -         18.75
     9/30/02                           19.61       (0.01)           (4.25)                  -                  -         15.35
     9/30/01                           27.15       (0.06)           (7.48)                  -                  -         19.61
     9/30/00                           24.44            -              2.84                   -              (0.13)        27.15
     Investor C Class
     10/01/04 through 3/31/0510    $   20.97     $  0.13           $   1.18           $   (0.14)          $      -     $   22.14
     9/30/04                           18.74        0.0622             2.24             (0.07)                 -         20.97
     9/30/03                           15.35        0.04               3.41             (0.06)                 -         18.74
     9/30/02                           19.61       (0.01)           (4.25)                  -                  -         15.35
     9/30/01                           27.15       (0.06)           (7.48)                  -                  -         19.61
     9/30/00                           24.44       (0.06)             2.84                   -              (0.13)        27.15

    1 Commencement of operations of share class.
    2 Annualized.
    3 Sales load not reflected in total return.
    4 Contingent deferred sales load not reflected in total return.
    5 For period 12/1/99 through 11/30/00.
    6 For period 12/1/00 through 9/30/01.
    7 For period 12/1/01 through 9/30/02.
    8 For period 12/1/02 through 9/30/03.
    9 For period 12/1/03 through 9/30/04.
    10 Unaudited.
    11 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations.
    12 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return is 1 basis point.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      148

                                BLACKROCK FUNDS

                                                              RATIO OF TOTAL                           RATIO OF NET
                                          RATIO OF NET          EXPENSE TO         RATIO OF NET     INVESTMENT INCOME
                         NET ASSETS        EXPENSES TO         AVERAGE NET      INVESTMENT INCOME     TO AVERAGE NET    PORTFOLIO
        TOTAL          END OF PERIOD       AVERAGE NET      ASSETS (EXCLUDING     TO AVERAGE NET    ASSETS (EXCLUDING   TURNOVER
        RETURN             (000)             ASSETS              WAIVERS)             ASSETS             WAIVERS)         RATE
--------------------- --------------- -------------------- ------------------- ------------------- ------------------- ----------
       6.84%         $ 553,111      0.18%2,|P^                 0.38%2              2.25%2              2.05%2           3%
      13.7111              546,947    0.18|P^                 0.36|P^                 1.56                1.38             29
      24.20                618,249    0.18|P^                 0.37|P^                 1.63                1.44            108
       (20.65)            741,161    0.18|P^                 0.33|P^                 1.35                1.20             67
       (26.78)            557,845    0.18|P^                 0.33|P^                 1.11                0.96             86
      13.10                665,743    0.18|P^                 0.33|P^                 0.98                0.83             85

       6.67%         $  71,687      0.58%2,|P^                 0.63%2              1.92%2              1.86%2           3%
      13.2011               74,641    0.56|P^                 0.67|P^                 1.17                1.06             29
      23.68                 72,505    0.61|P^                 0.67|P^                 1.19                1.13            108
        (21.02)             63,468    0.61|P^                 0.67|P^                 0.87                0.81             67
        (27.10)            292,389    0.61|P^                 0.63|P^                 0.68                0.66             86
      12.66                378,997    0.59|P^                 0.63|P^                 0.67                0.54             85
          6.63%3         $ 304,373      0.58%2,|P^                 0.73%2,|P^          1.86%2              1.71%2           3%
      13.103,11            312,606    0.70|P^                 0.84|P^                 1.04                0.90             29
      23.413               281,505    0.79|P^                 0.85|P^                 1.01                0.96            108
       (21.09)3           222,736    0.79|P^                 0.78|P^                 0.72                0.72             67
       (27.23)3            76,363    0.79|P^                 0.81|P^                 0.50                0.48             86
      12.433                93,935    0.78|P^                 0.81|P^                 0.38                0.35             85

          6.23%4         $ 159,676      1.33%2,|P^                 1.39%2,|P^          1.13%2              1.07%2           3%
      12.254,11            177,754    1.46|P^                 1.50|P^                 0.28                0.24             29
      22.594               192,614    1.54|P^                 1.59|P^                 0.27                0.21            108
        (21.72)4           175,100    1.53|P^                 1.55|P^                 (0.04)              (0.05)           67
        (27.77)4           262,027    1.53|P^                 1.55|P^                 (0.25)              (0.26)           86
      11.614               360,792    1.51|P^                 1.54|P^                 (0.35)              (0.38)           85
          6.24%4         $ 254,442      1.33%2,|P^                 1.39%2,|P^          1.12%2              1.07%2           3%
      12.264,11            279,130    1.46|P^                 1.50|P^                 0.28                0.24             29
      22.524               297,835    1.54|P^                 1.59|P^                 0.27                0.21            108
       (21.72)4           270,958    1.53|P^                 1.55|P^                 (0.04)              (0.05)           67
       (27.77)4           382,356    1.53|P^                 1.55|P^                 (0.25)              (0.26)           86
      11.614               530,586    1.53|P^                 1.56|P^                 (0.37)              (0.40)           85

    13 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the
                                         return is 6 basis points.

    14 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return is 7 basis points.
    15 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return is 8 basis points.
    16 Redemption fee of 2.00% received by the Portfolio is reflected in total return calculations. The impact to the return is 9 basis points.
    17 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return is 10 basis points.
    18 Redemption fee of 2.00% received by the Portfolios is reflected in total returns calculatins. The impact to the return is 30 basis points.
    19 Redemption fee of 2.00% received by the Portfolios is reflected in the total returns calculations. The impact to the return is 31 basis points.
    20 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return is 33 basis points.
    21 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return is 34 basis points.
    22 Calculated using the average shares outstanding method.
    23 Effective August 2, 2000, the fiscal year end of the Fund changed from
        April 30 to October 31.
    |P^  Including expenses allocated from the U.S. Large Company Series of The
         DFA Investment Trust Company of 0.06% for the years ended 9/30/00 through March 31, 2005.

                                      149

                                BLACKROCK FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

     BlackRock FundsSM (the "Fund") was organized on December 22, 1988, as a
Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 50 portfolios, 20 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each Portfolio of the
Fund may offer as many as seven classes of shares. Shares of all classes of a
Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses, which reflect the difference in the range of services provided to them, mostly due to differences in distribution and service fees.

     The Index Equity Portfolio accrues its respective share of income net of expenses daily on its investment in The U.S. Large Company Series of The DFA
Investment Trust Company, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions of the DFA U.S. Large Company
Series Fund are allocated pro rata at the time of such determination.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Fund Reorganizations

     BlackRock, Inc., the parent of BlackRock Advisors, Inc. ("BlackRock"), recently acquired SSRM Holdings, Inc., the parent of State Street Research &
Management Co. ("SSRM"), the investment adviser of the former State Street
Research mutual funds.

     The Board of Trustees and shareholders of the State Street Research Funds approved a reorganization with similarly-managed BlackRock Portfolios (the
"Reorganization"), as indicated below. In connection with the Reorganization, five State Street Research Funds reorganized with newly established BlackRock
Portfolios, as indicated below. The Reorganization was a tax-free event and took place after the close of business on January 28, 2005.

 STATE STREET RESEARCH FUNDS     BLACKROCK PORTFOLIOS
-----------------------------   ----------------------
  Investment Trust              Investment Trust1,2
  Large Cap Analyst             Investment Trust1,2
  Large Cap Value               Large Cap Value2
  Mid-Cap Growth                Mid-Cap Growth2
  Mid-Cap Value2                Mid-Cap Value
  Asset Allocation2             Asset Allocation3
  Legacy2                       Legacy4
  Aurora2                       Aurora4
  Emerging Growth2              Small/Mid-Cap Growth4
  Global Resources2             Global Resources4
  Health Sciences2              Health Sciences4

1 Effective January 31, 2005, the BlackRock Select Equity Portfolio changed its name to the BlackRock Investment Trust Portfolio.
2 Denotes the surviving or continuing portfolio for purposes of maintaining the financial statements and performance history in the post-Reorganization funds.

3 Effective January 31, 2005, the BlackRock Balanced Portfolio changed its name to the BlackRock Asset Allocation Portfolio.

4 New BlackRock Portfolios.

150

                                BLACKROCK FUNDS

     Under the Agreements and Plans of Reorganizations with respect to the
Reorganization, the State Street Research Class A, Class B and Class R Shares
were exchanged for BlackRock Investor A Class Shares, State Street Research
Class B(1) Shares were exchanged for BlackRock Investor B Class Shares, State
Street Research Class C Shares were exchanged for BlackRock Investor C Class
Shares and State Street Research Class S Shares were exchanged for BlackRock
Institutional Class Shares. The conversion ratios for each Share Class mentioned above were as follows:

STATE STREET RESEARCH FUNDS        CLASS A        CLASS B(1)       CLASS B         CLASS C         CLASS R         CLASS S
-----------------------------  --------------- --------------- --------------- --------------- --------------- ---------------
Investment Trust ............      0.77806224      0.77277277      0.75918073      0.77475000              -       0.78011714
Large Cap Analyst ...........      0.89751180      0.89305973      0.87054964      0.89425000              -       0.89987336
Large Cap Value .............      1.24981582      1.21431253      1.20156181      1.21745329              -       1.24909774
Mid-Cap Growth ..............      0.73009098      0.67146166      0.63731327      0.67353407              -       0.73322751
Mid-Cap Value ...............      1.57950264      1.62345461      1.56116554      1.63087248      1.57489743      1.56483770
Asset Allocation ............      0.71991517      0.72321182      0.71704180      0.72727901              -       0.71889936
Legacy ......................      1.00000000      1.00000000      0.98101559      1.00000000      0.99614138      1.00000000
Aurora ......................      1.00000000      1.00000000      0.95337751      1.00000000              -       1.00000000
Emerging Growth .............      1.00000000      1.00000000      0.91664065      1.00000000      0.99539494      1.00000000
Global Resources ............      1.00000000      1.00000000      0.92094612      1.00000000      0.99768147      1.00000000
Health Sciences .............      1.00000000      1.00000000      0.96497882      1.00000000              -       1.00000000

     The net assets before and after the Reorganization and shares issued and redeemed in the Reorganization were as follows:

                                                                                                         STATE STREET
EXISTING                        COMBINED NET ASSETS       PRIOR NET ASSETS      BLACKROCK PORTFOLIOS'   RESEARCH FUNDS'
BLACKROCK PORTFOLIOS          AS OF JANUARY 28, 2005   AS OF JANUARY 28, 2005       SHARES ISSUED       SHARES REDEEMED
---------------------------  ------------------------ ------------------------ ----------------------- ----------------
 Investment Trust .........       $1,498,152,592            $ 94,173,891             112,830,577         144,941,372
 Large Cap Value ..........          375,958,467             220,398,231              11,510,360           9,304,166
 Mid-Cap Growth ...........          469,488,672             112,491,647              40,325,986          56,565,182
 Mid-Cap Value ............          700,767,573              31,360,120              56,941,640          35,763,533
 Asset Allocation .........          808,215,456             118,597,457              47,307,662          65,619,686

                                                                                                            STATE STREET
NEW                                 COMBINED NET ASSETS       PRIOR NET ASSETS      BLACKROCK PORTFOLIOS   RESEARCH FUND'S
BLACKROCK PORTFOLIOS              AS OF JANUARY 28, 2005   AS OF JANUARY 28, 2005       SHARES ISSUED      SHARES REDEEMED
-------------------------------  ------------------------ ------------------------ ---------------------- ----------------
 Legacy .......................       $  303,167,930                N/A                  23,774,854          23,821,894
 Aurora .......................        3,307,156,075                N/A                  88,632,067          88,854,760
 Small/Mid-Cap Growth .........          352,288,988                N/A                  27,815,846          27,932,833
 Global Resources .............          825,347,266                N/A                  17,184,504          17,250,833
 Health Sciences ..............          138,374,397                N/A                   6,894,017           6,898,634

                                                                             151

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     Included in the net assets from the State Street Research Funds were the following components:

                                                                                           NET
                                                  UNDISTRIBUTED      ACCUMULATED       UNREALIZED
                                   PAID IN       NET INVESTMENT       REALIZED        APPRECIATION/         NET
STATE STREET RESEARCH FUND         CAPITAL        INCOME (LOSS)      GAIN (LOSS)     (DEPRECIATION)        ASSETS
----------------------------  ----------------- ---------------- ------------------ ---------------- -----------------
Investment Trust ...........   $1,347,362,021     $    884,681     $ (310,301,295)    $325,455,127    $1,363,400,534
Large Cap Analyst ..........       40,605,783          (20,664)        (3,696,837)       3,689,885        40,578,167
Large Cap Value ............      140,661,636          (51,872)       (11,642,475)      26,592,947       155,560,236
Mid-Cap Growth .............      578,507,467       (1,354,506)      (280,110,666)      59,954,730       356,997,025
Legacy .....................      385,380,697        1,305,278       (123,774,086)      40,256,041       303,167,930
Mid-Cap Value ..............      578,832,036          289,106           (794,901)      91,081,212       669,407,453
Aurora .....................    2,419,708,570       (9,149,900)       259,837,698      636,759,707     3,307,156,075
Emerging Growth ............      341,584,995       (1,676,121)       (34,054,396)      46,434,510       352,288,988
Global Resources ...........      501,649,873       (4,726,637)        46,159,901      282,264,129       825,347,266
Health Sciences ............      124,221,974       (1,286,711)           118,458       15,320,676       138,374,397
Asset Allocation ...........      628,277,636       (4,066,275)         2,317,491       63,089,147       689,617,999

(C) Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Investment Valuation - Valuation of investments held by each Portfolio is as follows: investments traded on a national securities exchange or on the
NASDAQ National Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable; investments traded on a national securities exchange for which there were no sales on that day and investments traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m.
(Eastern time). The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the
Board of Trustees determines such method does not represent fair value. Any assets which are denominated in a non-U.S. currency are translated into U.S.
dollars at the prevailing market rates. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the Board of Trustees as reflecting fair value ("Fair Value
Assets"). The investment adviser and/or sub-adviser will submit its recommendations regarding the valuation and/or valuation methodologies for Fair
Value Assets to a valuation committee. Such valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board of Trustees.

     When determining the price for a Fair Value Asset, the investment adviser and/or sub-adviser shall seek to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors deems relevant.

     The Index Equity Portfolio's investment reflects its proportionate interest in the net assets of The U.S. Large Company Series of The DFA
Investment Trust Company.

     Dividends to Shareholders - Dividends from net investment income, which are recorded on the ex-dividend date, are declared and paid quarterly for the
Portfolios. Net realized capital gains, if any, are distributed at least annually.

     Foreign Currency Translation - The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S.
dollars on the following basis:

     (I)  market value of investment securities, assets and liabilities at the current rate of exchange; and

   (II)  purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

152

                                BLACKROCK FUNDS

     The Portfolios do not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The
Portfolios report forward foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     Forward Foreign Currency Contracts - Certain Portfolios may enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settle-ment date. Such contracts, which protect the value of the Portfolios' investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the
Portfolios intend to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 2005, the Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                                                             UNREALIZED
                                                                                            VALUE AT           FOREIGN
 SETTLEMENT         CURRENCY                    CURRENCY                   CONTRACT         MARCH 31,         EXCHANGE
    DATE             AMOUNT                       SOLD                      AMOUNT            2005              GAIN
------------   -----------------   ---------------------------------   ---------------   --------------   ----------------
International Opportunities
 06/15/05            9,419,040     Canadian Dollar .................     $ 7,797,880     $ 7,795,716        $      2,164
 06/15/05        4,000,000,000     Japanese Yen ....................      38,418,318      37,560,096             858,222
                                                                         -----------     -----------        ------------
                                                                         $46,216,198     $45,355,812        $    860,386
                                                                         ===========     ===========        ============
                                                                                                            UNREALIZED
                                                                                           VALUE AT          FOREIGN
SETTLEMENT         CURRENCY                CURRENCY                      CONTRACT         MARCH 31,          EXCHANGE
    DATE           AMOUNT                   BOUGHT                         AMOUNT            2005              LOSS
 --------      ------------  -     ----------------------------------   -----------      -----------       ------------
International Opportunities
 06/15/05           16,000,000     Australian Dollar ...............     $12,513,120     $12,293,129        $   (219,991)
 06/15/05           15,000,000     Canadian Dollar .................      12,436,161      12,414,826             (21,335)
 06/15/05           24,000,000     European Currency Unit ..........      31,922,019      31,193,945            (728,074)
 06/15/05           10,500,000     British Pound ...................      19,989,900      19,754,396            (235,504)
 06/15/05           20,000,000     Swiss Franc .....................      17,339,136      16,813,505            (525,631)
                                                                         -----------     -----------        ------------
                                                                         $94,200,336     $92,469,801        $ (1,730,535)
                                                                         ===========     ===========        ============

     Swap Agreements - The Portfolios may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies.
Swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest or a specified amount of a currency (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

                                                                             153

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     At March 31, 2005, the Asset Allocation Portfolio had the following swap agreements outstanding:

      Portfolio             Counter-party         Termination Date
 Asset Allocation    Merrill Lynch                   07/31/05
                     Morgan Stanley                  06/14/06
                     Union Bank of Switzerland       08/14/06
                     Morgan Stanley                  11/17/06
                     Union Bank of Switzerland       01/21/10
                     Morgan Stanley                  06/14/14
                     Merrill Lynch                   07/22/14
                     Goldman Sachs                   10/01/14
                     Union Bank of Switzerland       03/23/15
                     Merrill Lynch                   07/29/19
                     Merrill Lynch                   08/13/19
                     Merrill Lynch                   10/27/19
                     Deutsche Bank                   08/15/23

                                                                           Unrealized
                          Interest        Interest     Notional Amount    Appreciation
      Portfolio       Receivable Rate   Payable Rate    (U.S. Dollars)   (Depreciation)
 Asset Allocation           2.29%1           2.45%2       $  700,000       $  (9,190)
                           3.22%           3.00%3        2,145,000              10
                           2.64%           2.29%3        1,500,000         (25,599)
                           3.22%           2.81%3        2,100,000         (10,057)
                           4.10%           2.68%3          150,000          (2,898)
                            2.48%3          5.31%          600,000         (27,266)
                            2.68%3          4.93%          600,000          (3,563)
                            2.56%3          4.51%          600,000          19,024
                            3.05%3          4.96%        5,000,000          (7,000)
                            2.74%3          5.37%          100,000          (3,208)
                           5.16%           2.79%3          125,000           1,132
                           4.78%           2.70%3          100,000          (2,967)
                            2.79%3          5.23%        1,550,000         (11,138)

1 Rate shown is based on Lehman CMBS 8.5+ YR INDEX as of the most recent payment date.

2 Rate shown is based on the 1 month LIBOR as of the most recent payment date.

3 Rate shown is based on the 3 month LIBOR as of the most recent payment date.

     Investment Transactions and Investment Income - Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss thereon is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized, respectively, for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Dividends are recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as an adjustment to interest income.

     Repurchase Agreements - Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price.
The agreements are conditioned upon the collateral being deposited under the
Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     Reverse Repurchase Agreements - The Portfolios may enter into reverse repurchase agreements with qualified third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the Statement of Assets and Liabilities. At the time the
Portfolio enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     Futures Transactions - The Portfolios may invest in financial futures contracts for the purposes of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The Portfolios invest in futures contracts and options on futures contracts to commit funds awaiting investments in stocks or to maintain cash liquidity or, except with respect to the Index Equity Portfolio, for other hedging purposes. Certain
Portfolios may also invest in these instruments to increase returns. These
Portfolios' futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated
quantity of a foreign currency. Upon entering into a futures contract, the
Portfolio is required to deposit cash or pledge securities as initial margin.
Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the
Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the market, resulting in an inability to

154

                                BLACKROCK FUNDS

liquidate a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     Stripped Mortgage Backed Securities - The Asset Allocation Portfolio may
invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO"
class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on IO's is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO's. Such securities will be considered liquid only if so determined in accordance with guidelines approved by the Trustees. The
Portfolio also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of the Portfolio's limit on illiquid securities.

     Investing in Government Sponsored Enterprises - The Asset Allocation
Portfolio invests in securities issued by the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and similar United States Government sponsored entities such as Federal National Mortgage Association ("Fannie Mae") and the
Federal Home Loan Banks ("FHLB's"). Freddie Mac, Fannie Mae, and FHLB's,
although chartered and sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by Freddie
Mac, Fannie Mae and FHLB's are neither guaranteed nor insured by the United
States Government.

     Option Writing/Purchasing - The Portfolios may write or purchase financial options contracts for the purpose of hedging or earning additional income, which may be deemed speculative. When the Portfolio writes or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire, unexercised are treated by the
Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or loss on investment transactions. The Portfolio, as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Swaptions Writing - The Portfolios may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield.
Swaption contracts written by the Portfolios represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rated in exchange. Swaptions are marked to market daily based upon quotations from market makers.

     When a portfolio writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Assets and Liabilities or Statement of Net
Assets. Gain or loss is recognized when the swap-tion contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Portfolio as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

     Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Portfolios enter into swaption contracts with counterparties whose creditworthiness has been evaluated by BlackRock. The Portfolios bear the market risk arising from any change in index values or interest rates.

                                                                             155

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     Written Option and Swaption transactions entered into during the period ended March 31, 2005, are summarized as follows:

                             ASSET ALLOCATION                                   ASSET ALLOCATION
                        ---------------------------                          -----------------------
                         NUMBER OF                                            NUMBER OF
                         CONTRACTS      PREMIUM                               CONTRACTS    PREMIUM
                        ----------- ---------------                          ----------- -----------
  Balance at 3/31/04         (414)   $    551,636   Balance at 2/28/05          (243)     $ 79,281
  Written                  (2,107)      2,011,209   Written                        -             -
  Purchased                   854      (1,086,358)  Purchased                      -             -
  Expired                     120         (13,320)  Expired                         (2)        880
  Closed                    1,304      (1,383,886)  Closed                         -             -
  Exercised                     -               -   Exercised                      -             -
                           ------    ------------                               ------    --------
  Balance at 2/28/05         (243)   $     79,281   Balance at 3/31/05          (245)     $ 80,161
                           ======    ============                               ======    ========

     TBA Purchase Commitments - The Asset Allocation Portfolio may enter into
"TBA" (to be announced) purchase commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio's other assets.
Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security
Valuation".

     Mortgage Dollar Rolls - The Asset Allocation Portfolio may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation, in either "fee" or "drop", as consideration for entering into the commitment to repurchase. The Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation received is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase.
The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     Financing Transactions - The Portfolios may enter into financial transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

     Inflation-indexed Bonds - Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S.
Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     Securities Lending - Through an agreement with PFPC Trust Co., the
Portfolios may lend portfolio securities to certain brokers, dealers or other financial institutions that pay the Portfolios a negotiated fee. Prior to the close of each business day, loans of U.S. securities are secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of foreign securities are secured by collateral at least equal to 105% of the market value of securities on loan. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Cash collateral received in connection with the securities lending is invested in short-term investments by the lending agent. The lending agent has hired BlackRock Capital Management,
Inc. ("BCM"), a wholly-owned subsidiary of BlackRock, Inc., and pays BCM to provide advisory services with respect to the collateral of

156

                                BLACKROCK FUNDS

all of the clients of its securities lending program. The lending agent may invest such collateral in short-term investments, including the Institutional
Money Market Trust (the "Trust"), a portfolio of money market securities, or high-quality, short-term instruments with a maturity date not to exceed 397 days. BCM serves as investment adviser to the Trust, but receives no fees from the Trust for these services. Administrative and accounting services are provided by PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC
Financial Services Group, Inc. PFPC is paid a fee from the Trust at an annual rate not to exceed 0.10% of the Trust's average daily net assets. At March 31,
2005, the market value of securities on loan, cash collateral invested in the
Trust and total value of collateral held in connection with securities lending is summarized as follows:

                                          MARKET VALUE      MARKET VALUE OF         TOTAL MARKET
                                         OF SECURITIES      CASH COLLATERAL           VALUE OF
                                            ON LOAN      INVESTED IN THE TRUST   COLLATERAL RECEIVED
                                        --------------- ----------------------- --------------------
Investment Trust .....................   $ 17,991,171         $  6,696,438          $ 18,335,199
Large Cap Value ......................      4,559,819            2,076,960             4,761,525
Large Cap Growth .....................        392,829               97,763               409,375
Dividend Achievers ...................      3,946,370            2,942,241             4,057,910
Legacy ...............................     30,264,800           31,656,565            31,656,565
Mid-Cap Value ........................     20,367,136           17,413,704            20,899,422
Mid-Cap Growth .......................     25,953,273           27,001,210            27,001,210
Aurora ...............................    186,933,738          185,861,899           192,944,927
Small/Mid-Cap Growth .................     29,036,367           28,925,276            29,923,540
Small Cap Value ......................      2,651,297            2,766,280             2,766,280
Small Cap Core .......................      2,270,969            2,208,558             2,386,740
Small Cap Growth .....................     18,205,514           16,203,152            19,349,566
Global Sciences & Technology .........      3,485,101            3,504,656             3,665,500
Global Resources .....................    117,073,755          114,172,428           119,274,330
All-Cap Global Resources .............      1,404,866            1,308,111             1,391,300
Health Sciences ......................     10,485,573           10,270,254            11,015,540
U.S. Opportunities ...................     10,490,011            8,746,603            10,823,000
Asset Allocation .....................     53,193,232           42,399,476            54,899,646

     In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     Prior to January 31, 2005, State Street Bank and Trust Company served as the securities lending agent for State Street Research Legacy Fund, State
Street Research Mid-Cap Value Fund, State Street Research Aurora Fund, State
Street Research Emerging Growth Fund, State Street Research Global Resources
Fund, State Street Research Health Sciences Fund and State Street Research
Asset Allocation Fund. These Funds received cash or securities as collateral in an amount equal to at least 100% of the market value of any loaned securities plus accrued interest. Cash collateral was invested in State Street Navigator
Securities Lending Prime Portfolio.

     Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires the use of management estimates. Actual results could differ from these estimates.

     Other - Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the
United States. Consequently, acquisition and disposition of securities by the
Portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the
Portfolio.

                                                                             157

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the
Portfolios on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a
Portfolio are due to class-specific expenses, waivers and accrual adjustments.
Income, other expenses and realized and unrealized gains and losses of a
Portfolio are allocated to the respective class on the basis of the relative net assets each day.

     The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

                                              Class Specific Fee Arrangement
           Portfolio                                                           Share Classes
                                                        BlackRock              Institutional               Service
                                                  Contractual    Actual    Contractual    Actual    Contractual    Actual
                                     Period         Fees (1)    Fees (5)       Fees      Fees (5)     Fees (1)    Fees (5)
 Investment Trust               9/1/04-3/31/05       N/A          N/A          None        None    0.25%         0.25%
 Large Cap Value                9/1/04-3/31/05       N/A          N/A          None        None    0.25%         0.25%
 Large Cap Growth               9/1/04-3/31/05       N/A          N/A          None        None    0.25%         0.25%
 Dividend AchieversTM           9/1/04-3/31/05       N/A          N/A          None        None    0.25%         0.25%
 Legacy                          Pre-1/31/05         N/A          N/A          None        None        N/A          N/A
                                 Post-1/31/05        N/A          N/A          None        None    0.25%         0.25%
 Mid-Cap Value                   Pre-1/31/05         N/A          N/A          None        None        N/A          N/A
                                 Post-1/31/05        N/A          N/A          None        None    0.25%         0.25%
 Mid-Cap Growth                 9/1/04-3/31/05       N/A          N/A          None        None    0.25%         0.25%
 Aurora                          Pre-1/31/05         N/A          N/A          None        None        N/A          N/A
                                 Post-1/31/05        N/A          N/A          None        None    0.25%         0.25%
 Small/Mid-Cap Growth            Pre-1/31/05         N/A          N/A          None        None        N/A          N/A
                                 Post-1/31/05        N/A          N/A          None        None    0.25%         0.25%
 Small Cap Value                9/1/04-3/31/05   0.25%         0.25%           None        None    0.25%         0.25%
 Small Cap Core                 9/1/04-3/31/05       N/A          N/A          None        None    0.25%         0.25%
 Small Cap Growth               9/1/04-3/31/05       N/A          N/A          None        None    0.25%         0.25%
 Global Science & Technology    9/1/04-3/31/05       N/A          N/A          None        None    0.25%         0.25%
  Opportunities
 Global Resources                Pre-1/31/05         N/A          N/A          None        None        N/A          N/A
                                 Post-1/31/05        N/A          N/A          None        None        N/A          N/A
 All-Cap Global Resources      2/16/05-3/31/05       N/A          N/A          None        None    0.25%         0.25%
 Health Sciences                 Pre-1/31/05         N/A          N/A          None        None        N/A          N/A
                                 Post-1/31/05        N/A          N/A          None        None    0.25%         0.25%
 U.S. Opportunities             9/1/04-3/31/05       N/A          N/A          None        None    0.25%         0.25%
 International Opportunities    9/1/04-3/31/05       N/A          N/A          None        None    0.25%         0.25%
 Asset Allocation                Pre-1/31/05         N/A          N/A          None        None        N/A          N/A
                                 Post-1/31/05        N/A          N/A          None        None    0.25%         0.25%
 Index                          9/1/04-3/31/05       N/A          N/A          None        None    0.25%         0.25%

           Portfolio                                         Share Classes
                                      Investor A               Investor B              Investor C
                                Contractual    Actual    Contractual    Actual    Contractual    Actual
                                    Fees      Fees (5)     Fees (4)    Fees (5)     Fees (4)    Fees (5)
 Investment Trust              0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 Large Cap Value               0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 Large Cap Growth              0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 Dividend AchieversTM          0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 Legacy                        0.30%2        0.30%      1.00%         1.00%      1.00%         1.00%
                               0.35%3        0.35%      1.00%         1.00%      1.00%         1.00%
 Mid-Cap Value                 0.30%2        0.30%      1.00%         1.00%      1.00%         1.00%
                               0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 Mid-Cap Growth                0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 Aurora                        0.30%2        0.30%      1.00%         1.00%      1.00%         1.00%
                               0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 Small/Mid-Cap Growth          0.30%2        0.30%      1.00%         1.00%      1.00%         1.00%
                               0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 Small Cap Value               0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 Small Cap Core                0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 Small Cap Growth              0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 Global Science & Technology   0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
  Opportunities
 Global Resources              0.30%2        0.30%      1.00%         1.00%      1.00%         1.00%
                               0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 All-Cap Global Resources      0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 Health Sciences               0.30%2        0.30%      1.00%         1.00%      1.00%         1.00%
                               0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 U.S. Opportunities            0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 International Opportunities   0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 Asset Allocation              0.30%2        0.30%      1.00%         1.00%      1.00%         1.00%
                               0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%
 Index                         0.35%3        0.25%      1.00%         1.00%      1.00%         1.00%

(1) - The maximum annual contractual fees are comprised of a 0.25% service fee.
(2) - The maximum annual contractual fees are comprised of a 0.05% distribution fee and a 0.25% service fee.
(3) - The maximum annual contractual fees are comprised of a 0.10% distribution fee and a 0.25% service fee.
(4) - The maximum annual contractual fees are comprised of a 0.75% distribution fee and a 0.25% service fee.
(5) - The actual fees are as of March 31, 2005 for Post-January 31, 2005 and are as of January 31, 2005 for Pre-January 31, 2005.

     The BlackRock share class bear a Transfer Agent fee at an annual rate not to exceed .005% of the average daily net assets plus per account fees and disbursements and each of the Institutional, Service, Investor A, Investor B
and

158

                                BLACKROCK FUNDS

Investor C share classes bear a Transfer Agent fee at an annual rate not to exceed .018% of the average daily net assets of such respective classes plus per account fees and disbursements.

     The Index Equity Portfolio invests solely in The U.S. Large Company Series
(the "Series") of The DFA Investment Trust Company (the "DFA Trust"). Advisory
fees are accrued daily and paid monthly to Dimensional Fund Advisors, Inc. at the Series level as described within the DFA Trust financial statements which are included elsewhere in the report and should be read in conjunction with the financial statements of the Index Equity Portfolio.

     For the period ended March 31, 2005, the following shows the various types of class-specific expenses borne directly by each class of each fund and any associated waivers of those expenses.

                                                                        SHARE CLASSES
ADMINISTRATION FEES                      ----------------------------------------------------------------------------
                                          BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C      TOTAL
                                         ----------- --------------- --------- ------------ ------------ ------------ ------------
   Investment Trust ....................   $     -      $ 163,373    $ 1,285   $ 160,654    $ 77,240     $ 8,013      $ 410,565
   Large Cap Value .....................         -         87,443     24,132      64,624      20,568       6,674        203,441
   Large Cap Growth ....................         -         19,335     11,936      13,483       8,967       1,765         55,486
   Dividend AchieversTM ................         -          3,173         73       4,137         425       1,910          9,718
   Legacy ..............................         -         13,149          -      31,705      23,271       5,350         73,475
   Mid-Cap Value .......................         -          6,093        167      54,954      15,754      11,215         88,183
   Mid-Cap Growth ......................         -         37,615      4,118      89,805      31,198      10,944        173,680
   Aurora ..............................         -         40,700          -     477,317     115,854     115,554        749,425
   Small/Mid-Cap Growth ................         -          9,059          -      61,984       6,291       7,009         84,343
   Small Cap Value .....................     1,089         49,095      1,949      25,390      11,672       5,003         94,198
   Small Cap Core ......................         -          2,712          1       3,313       1,547       4,190         11,763
   Small Cap Growth ....................         -        217,917     22,057     104,983      16,563      10,675        372,195
   Global Science & Technology
    Opportunities ......................         -          1,010         64       7,287       8,839       2,314         19,514
   Global Resources ....................         -          3,460          -      82,175      11,575      20,778        117,988
   All-Cap Global Resources ............         -            875          -         410          68         109          1,462
   Health Sciences .....................         -            524          -       9,254       3,620       3,123         16,521
   U.S. Opportunities ..................         -          4,492        750      22,827      29,756      14,876         72,701
   International Opportunities .........         -         91,040     18,814      97,558      38,812      51,960        298,184
   Asset Allocation ....................         -          3,818        265      63,936      22,913       7,961         98,893
   Index ...............................         -        401,759     51,699     229,360     126,363     199,189      1,008,370

                                                                         SHARE CLASSES
ADMINISTRATION FEES WAIVED            -----------------------------------------------------------------------------------
                                       BLACKROCK   INSTITUTIONAL     SERVICE     INVESTOR A     INVESTOR B    INVESTOR C
                                      ----------- --------------- ------------ -------------- -------------- ------------
   Investment Trust .................   $     -     $  (163,373)   $     (835)   $  (43,613)    $  (20,653)   $  (1,920)
   Large Cap Value ..................         -         (85,785)      (15,159)            -         (5,014)           -
   Large Cap Growth .................         -         (19,336)       (7,811)            -              -            -
   Dividend AchieversTM .............         -          (3,173)          (51)            -              -            -
   Legacy ...........................         -          (4,579)            -       (11,143)        (8,468)      (1,953)
   Mid-Cap Value ....................         -          (6,006)         (165)      (53,299)       (15,634)     (11,215)
   Mid-Cap Growth ...................         -         (22,276)       (1,108)       (4,934)        (1,161)        (410)
   Small/Mid-Cap Growth .............         -          (8,439)            -       (56,695)        (5,888)      (7,009)
   Small Cap Value ..................      (166)         (5,887)            -             -              -            -
   Small Cap Core ...................         -          (2,712)            -             -              -            -
   Global Science & Technology
    Opportunities ...................         -          (1,010)          (40)            -              -            -
   Global Resources .................         -          (1,551)            -        (7,293)        (5,279)      (9,241)
   All-Cap Global Resources .........         -            (876)            -             -              -            -
   Health Sciences ..................         -             (13)            -             -            (31)           -

ADMINISTRATION FEES WAIVED
                                           TOTAL
                                      ---------------
   Investment Trust .................   $  (230,394)
   Large Cap Value ..................      (105,958)
   Large Cap Growth .................       (27,147)
   Dividend AchieversTM .............        (3,224)
   Legacy ...........................       (26,143)
   Mid-Cap Value ....................       (86,319)
   Mid-Cap Growth ...................       (29,889)
   Small/Mid-Cap Growth .............       (78,031)
   Small Cap Value ..................        (6,053)
   Small Cap Core ...................        (2,712)
   Global Science & Technology
    Opportunities ...................        (1,050)
   Global Resources .................       (23,364)
   All-Cap Global Resources .........          (876)
   Health Sciences ..................           (44)

                               159

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                                         SHARE CLASSES
ADMINISTRATION FEES WAIVED               ------------------------------------------------------------------------------
                                          BLACKROCK   INSTITUTIONAL    SERVICE    INVESTOR A   INVESTOR B   INVESTOR C
                                         ----------- --------------- ----------- ------------ ------------ ------------
   U.S. Opportunities ..................      $-       $    (2,767)   $    (234)      $-           $-           $-
   International Opportunities .........       -           (29,896)      (2,730)       -            -            -
   Asset Allocation ....................       -            (3,818)        (174)       -            -            -
   Index ...............................       -          (401,749)           -        -            -            -

ADMINISTRATION FEES WAIVED
                                             TOTAL
                                         -------------
   U.S. Opportunities .................. $ (3,001)
   International Opportunities .........  (32,626)
   Asset Allocation ....................   (3,992)
   Index ............................... (401,749)

                                                                        SHARE CLASSES
TRANSFER AGENT FEES                      ----------------------------------------------------------------------------
                                          BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C     TOTAL
                                         ----------- --------------- --------- ------------ ------------ ------------ ----------
   Investment Trust ....................     $  -        $20,420      $  159      $20,209      $ 9,588      $   996    $ 51,372
   Large Cap Value .....................        -         10,855       2,996        8,022        2,553          829      25,255
   Large Cap Growth ....................        -          2,400       1,482        1,674        1,113          219       6,888
   Dividend AchieversTM ................        -            394           9          497           53          237       1,190
   Legacy ..............................        -          1,632           -        3,936        2,889          664       9,121
   Mid-Cap Value .......................        -            756          21        6,822        1,956        1,392      10,947
   Mid-Cap Growth ......................        -          4,669         511       11,148        3,873        1,359      21,560
   Aurora ..............................        -          5,052           -       65,216       14,382       14,345      98,995
   Small/Mid-Cap Growth ................        -          1,125           -        7,694          781          870      10,470
   Small Cap Value .....................      155          6,095         242        3,152        1,449          621      11,714
   Small Cap Core ......................        -            337           -          411          192          520       1,460
   Small Cap Growth ....................        -         27,052       2,738       13,033        2,056        1,325      46,204
   Global Science & Technology
    Opportunities ......................        -            125           8          905        1,097          287       2,422
   Global Resources ....................        -            430           -       10,390        1,437        2,579      14,836
   All-Cap Global Resources ............        -            109           -           52            8           13         182
   Health & Sciences ...................        -             65           -        1,149          449          388       2,051
   U.S. Opportunities ..................        -            558          93        2,833        3,694        1,847       9,025
   International Opportunities .........        -         11,302       2,335       12,111        4,818        6,450      37,016
   Asset Allocation ....................        -            474          33        7,959        2,844          988      12,298
   Index ...............................        -         50,244       6,418       28,472       15,687       24,727     125,548

                                                                         SHARE CLASSES
SHAREHOLDER SERVICE FEES                 -----------------------------------------------------------------------------
                                          BLACKROCK   INSTITUTIONAL   SERVICE    INVESTOR A   INVESTOR B   INVESTOR C
                                         ----------- --------------- --------- ------------- ------------ ------------
   Investment Trust .................... $   -              $-       $2,215    $ 280,437     $133,133     $13,631
   Large Cap Value .....................     -               -       41,607      111,353       35,459      11,501
   Large Cap Growth ....................     -               -       20,579       23,245       15,460       3,042
   Dividend AchieversTM ................     -               -          120        6,912          732       3,477
   Legacy ..............................     -               -            -      139,772      102,315      24,066
   Mid-Cap Value .......................     -               -          289       93,703       27,150      19,337
   Mid-Cap Growth ......................     -               -        7,099      154,742       53,787      18,839
   Aurora ..............................     -               -            -    2,858,247      596,422     614,788
   Small/Mid-Cap Growth ................     -               -            -      333,588       31,980      37,318
   Small Cap Value ..................... 6,143               -        3,361       43,777       20,125       8,625
   Small Cap Core ......................     -               -            1        5,712        2,668       7,224
   Small Cap Growth ....................     -               -       38,029      180,997       28,557      18,407
   Global Science & Technology
    Opportunities ......................     -               -          110       12,564       15,241       3,989
   Global Resources ....................     -               -            -      144,190       19,954      35,662
   All-Cap Global Resources ............     -               -            -          707          116         188
   Health Sciences .....................     -               -            -       15,944        6,239       5,354
   U.S. Opportunities ..................     -               -        1,292       39,341       51,302      25,605
   International Opportunities .........     -               -       30,476      168,195       66,917      89,574

SHAREHOLDER SERVICE FEES
                                             TOTAL
                                         -------------
   Investment Trust .................... $ 429,416
   Large Cap Value .....................   199,920
   Large Cap Growth ....................    62,326
   Dividend AchieversTM ................    11,241
   Legacy ..............................   266,153
   Mid-Cap Value .......................   140,479
   Mid-Cap Growth ......................   234,467
   Aurora .............................. 4,069,457
   Small/Mid-Cap Growth ................   402,886
   Small Cap Value .....................    82,031
   Small Cap Core ......................    15,605
   Small Cap Growth ....................   265,990
   Global Science & Technology
    Opportunities ......................    31,904
   Global Resources ....................   199,806
   All-Cap Global Resources ............     1,011
   Health Sciences .....................    27,537
   U.S. Opportunities ..................   117,540
   International Opportunities .........   355,162

160

                          BLACKROCK FUNDS

                                                             SHARE CLASSES
SHAREHOLDER SERVICE FEES      ----------------------------------------------------------------------------
                               BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C      TOTAL
                              ----------- --------------- --------- ------------ ------------ ------------ ------------
   Asset Allocation .........      $-            $-       $  457    $110,407     $39,499      $13,662      $ 164,025
   Index ....................       -             -       89,136     395,441     217,799      343,100      1,045,476

                                                 SHARE CLASSES
DISTRIBUTION FEES                    --------------------------------------
                                      INVESTOR A   INVESTOR B   INVESTOR C      TOTAL
                                     ------------ ------------ ------------ ------------
   Investment Trust ................   $112,150    $  399,520   $   41,447   $  553,117
   Large Cap Value .................     40,799       116,233       34,522      191,554
   Large Cap Growth ................      9,270        46,379        9,128       64,777
   Dividend AchieversTM ............      2,765         2,197        9,877       14,839
   Legacy ..........................     34,825       306,952       72,259      414,036
   Mid-Cap Value ...................     37,849        81,484       58,010      177,343
   Mid-Cap Growth ..................     61,869       161,371       56,607      279,847
   Aurora ..........................    722,490     1,789,412    1,844,555    4,356,457
   Small/Mid-Cap Growth ............     90,354        95,940      111,955      298,249
   Small Cap Value .................     17,473        60,374       25,878      103,725
   Small Cap Core ..................      2,298         8,003       21,674       31,975
   Small Cap Growth ................     72,493        85,672       55,218      213,383
   Global Science & Technology
    Opportunities ..................      5,011        45,719       11,968       62,698
   Global Resources ................     57,662        59,873      107,470      225,005
   All-Cap Global Resources ........        363           349          562        1,274
   Health Sciences .................      6,363        18,726       16,152       41,241
   U.S. Opportunities ..............     15,699       153,907       76,947      246,553
   International Opportunities .....     67,649       200,752      268,762      537,163
   Asset Allocation ................     44,174       118,517       41,180      203,871
   Index ...........................    157,993       653,603    1,030,288    1,841,884

                                                                             161

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     The distribution fees for the Investor A share class include accruals for the State Street Research Class B shares for the period prior to the
Reorganization on January 31, 2005 for the Investment Trust, Large Cap Value
Equity, Mid-Cap Growth Equity, Aurora, Health Sciences and Asset Allocation
Portfolios; and for State Street Research Class B and R share classes for the
Legacy, Mid-Cap Value Equity, Small/Mid-Cap Growth and Global Resources
Portfolios.

                                            SHARE CLASSES
DISTRIBUTION FEES WAIVED                   ---------------
                                              INVESTOR A
                                           ---------------
   Investment Trust ....................     $  (112,150)
   Large Cap Value .....................         (44,507)
   Large Cap Growth ....................          (9,270)
   Dividend AchieversTM ................          (2,764)
   Legacy ..............................         (21,829)
   Mid-Cap Value .......................         (37,849)
   Mid-Cap Growth ......................         (61,869)
   Aurora ..............................        (354,446)
   Small/Mid-Cap Growth ................         (42,559)
   Small Cap Value .....................         (17,743)
   Small Cap Core ......................          (2,298)
   Small Cap Growth ....................         (72,493)
   Global Science & Technology
    Opportunities ......................          (5,011)
   Global Resources ....................         (57,662)
   All-Cap Global Resources ............            (363)
   Health Sciences .....................          (6,363)
   U.S. Opportunities ..................         (15,699)
   International Opportunities .........         (67,650)
   Asset Allocation ....................         (44,174)
   Index ...............................        (157,993)

162

                                BLACKROCK FUNDS

(D) Transactions with Affiliates and Related Parties

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc.
("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser for each of the Fund's Equity Portfolios, except for the
Index Equity Portfolio. BlackRock Financial Management, Inc. ("BFM"), a
wholly-owned subsidiary of BlackRock, serves as the sub-adviser for the Asset
Allocation Portfolio. BlackRock International, Ltd. ("BIL"), an indirect wholly-owned subsidiary of BlackRock, serves as the subadvisor for the
International Opportunities Portfolio.  BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each
Portfolio's average daily net assets:

     Large Cap Value Equity, Large Cap Growth Equity, Dividend AchieversTM,
Small Cap Value Equity, Small Cap Growth Equity, Asset Allocation and
Investment Trust - 0.55% of the first $1 billion, 0.50% of the next $1 billion,
0.475% of the next $1 billion and 0.45% of net assets in excess of $3 billion.

     Mid-Cap Value Equity and Mid-Cap Growth Equity - 0.80% of the first $1 billion, 0.70% of the next $1 billion, 0.675% of the next $1 billion and 0.625%
of net assets in excess of $3 billion.

     U.S Opportunities - 1.10% of the first $1 billion, 1.05% of the next $1 billion, 1.025% of the next $1 billion and 1.00% of the net assets in excess of
$3 billion.

     Global Science & Technology Opportunities - 0.90% of the first $1 billion,
0.85% of the next $1 billion, 0.80% of the next $1 billion and 0.75% of net assets in excess of $3 billion.

     Global Resources, Health Sciences, Small/Mid-Cap Growth and All-Cap Global
Resources - 0.75% of the first $1 billion, 0.70% of the next $1 billion, 0.675%
of the next $1 billion and 0.65% of net assets in excess of $3 billion.

     International Opportunities - 1.00% of the first $1 billion, 0.95% of the next $1 billion, 0.90% of the next $1 billion and 0.85% of net assets in excess of $3 billion.

     Small Cap Core Equity - 1.00% of net assets.

     Legacy - 0.65% of the first $1billion, 0.60% of the next $1 billion,
0.575% of the next $1 billion and 0.55% of net assets in excess of $3 billion.

     Aurora - 0.85% of the first $1 billion, 0.80% of the next $1 billion,
0.75% of the next $1 billion and 0.70% of net assets in excess of $3 billion.

     Prior to January 31, 2005, the following Funds had entered into an agreement with State Street Research & Management Co. to provide advisory, statistical and research facilities and services. Fees were earned monthly at the following annual rates:
     State Street Research Legacy - 0.65% of net assets
     State Street Research Mid-Cap Value Equity - 0.65% of net assets
     State Street Research Aurora - 0.85% of net assets
     State Street Research Emerging Growth - 0.75% of net assets
     State Street Research Global Resources - 0.75% of net assets
     State Street Research Health Sciences - 0.75% of net assets
   State Street Research Asset Allocation - 0.75% of the first $500 million in net assets annually, 0.70% of the next  $500 million, and 0.65% of any amount over $1 billion.

                                                                             163

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     For the period ended March 31, 2005, advisory fees and waivers for each portfolio were as follows:

                                                              GROSS                      NET
                                                             ADVISORY                  ADVISORY
                                                               FEE         WAIVER        FEE
                                                          ------------- ----------- -------------
     Investment Trust ..................................   $ 1,526,322   $143,642    $ 1,382,680
     Large Cap Value ...................................       770,937     70,524        700,413
     Large Cap Growth ..................................       209,999     74,425        135,574
     Dividend AchieversTM ..............................        37,655     37,655              -
     Legacy* ...........................................       838,564          -        838,564
     Mid-Cap Value* ....................................       485,894     82,106        403,788
     Mid-Cap Growth ....................................       956,961          -        956,961
     Aurora* ...........................................    14,317,650          -     14,317,650
     Small/Mid-Cap Growth* .............................     1,451,339     28,627      1,422,712
     Small Cap Value ...................................       369,897      1,076        368,821
     Small Cap Core ....................................        81,938     35,845         46,093
     Small Cap Growth ..................................     1,412,488          -      1,412,488
     Global Science & Technology Opportunities .........       120,721     40,975         79,746
     Global Resources* .................................       617,562          -        617,562
     All-Cap Global Resources ..........................         8,414      8,414              -
     Health Sciences* ..................................        85,447          -         85,447
     U.S. Opportunities ................................       549,775          -        549,775
     International Opportunities .......................     2,064,068          -      2,064,068
     Asset Allocation* .................................       375,319     29,434        345,885
     Index .............................................     1,526,322    143,642      1,382,680

     *These Portfolio advisory fees are paid to BlackRock as of January 31,
2005. Prior to that date the fees were paid to the respective adviser of the predecessor funds. See Note (B) for more information on the Reorganizations.

     The Index Equity Portfolio pays no advisory fee but bears its proportionate cost of the fee paid by The U.S. Large Company Series of The DFA
Investment Trust.

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements.
The agreements set a limit on certain operating expenses of each Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses). At March 31, 2005 the receivable from BlackRock in the All-Cap
Global Resources Portfolio and Index Equity Portfolio was $4,984 and $5,253,
respectively. For the six months ended March 31, 2005, the amount reimbursed by
BlackRock was $17,683 and $2,692 in the Dividend AchieversTM and Small Cap Core
Equity Portfolios, respectively.

     Effective February 1, 2005, BlackRock, BIL and BFM have contractually agreed to waive or reimburse fees or expenses in order to limit expenses as follows:

                                                                        SHARE CLASSES
PORTFOLIO                           -------------------------------------------------------------------------------------
                                     BLACKROCK     INSTITUTIONAL     SERVICE     INVESTOR A     INVESTOR B     INVESTOR C
                                    -----------   ---------------   ---------   ------------   ------------   -----------
   Investment Trust .............       NA              0.81%          1.11%         1.16%          1.91%         1.91%
   Large Cap Value ..............       NA              0.79%          1.09%         1.25%          2.00%         2.00%
   Large Cap Growth .............       NA              0.82%          1.12%         1.29%          2.04%         2.04%
   Dividend Achievers ...........       NA              0.90%          1.20%         1.30%          2.05%         2.05%
   Legacy Portfolio .............       NA              1.10%          1.35%         1.35%          2.10%         2.10%
   Mid-Cap Value ................       NA              1.00%          1.25%         1.25%          2.00%         2.00%
   Mid-Cap Growth ...............       NA              1.23%          1.53%         1.58%          2.33%         2.33%
   Aurora .......................       NA              1.19%          1.44%         1.44%          2.19%         2.19%
   Small/Mid-Cap Growth .........       NA              1.10%          1.35%         1.35%          2.10%         2.10%
   Small Cap Value ..............       1.10%           0.97%          1.27%         1.44%          2.19%         2.19%

164

                          BLACKROCK FUNDS

                                                                               SHARE CLASSES
PORTFOLIO                                  -------------------------------------------------------------------------------------
                                            BLACKROCK     INSTITUTIONAL     SERVICE     INVESTOR A     INVESTOR B     INVESTOR C
                                           -----------   ---------------   ---------   ------------   ------------   -----------
   Small Cap Core ......................       NA              1.30%          1.60%         1.77%          2.52%         2.52%
   Small Cap Growth ....................       NA              0.99%          1.29%         1.46%          2.21%         2.21%
   Global Sciences & Technology
    Opportunities ......................       NA              1.43%          1.73%         1.90%          2.65%         2.65%
   Global Resources ....................       NA              1.04%          1.34%         1.34%          2.04%         2.04%
   All-Cap Global Resources ............       NA              1.04%          1.34%         1.34%          2.04%         2.04%
   Health Sciences .....................       NA              1.25%          1.55%         1.55%          2.25%         2.25%
   U.S. Opportunities ..................       NA              1.60%          1.90%         2.07%          2.82%         2.82%
   International Opportunities .........       NA              1.45%          1.75%         1.92%          2.67%         2.67%
   Asset Allocation ....................       NA              0.86%          1.16%         1.33%          2.08%         2.08%
   Index ...............................       NA              0.18%         0.615%        0.785%         1.535%        1.535%

     Prior to January 31, 2005, the State Street Research Mid-Cap Value Equity,
Emerging Growth and Health Sciences Funds limited expenses to 1.25% (plus 12b-1 fees), 1.10% (plus 12b-1 fees) and 1.00% (plus 12b-1 fees), respectively.

     If in the following two years the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock, BIL or BFM are less than the expense limit for that share class, the share class is required to repay BlackRock or BIL up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock, BIL or BFM continues to be the Portfolio's investment adviser and (3) the Board of
Trustees of the Fund has approved the payments to BlackRock at the previous quarterly meeting.

     At March 31, 2005, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                                                                                                 TOTAL WAIVERS
                                                            EXPIRING           EXPIRING           EXPIRING        SUBJECT TO
                                                        JANUARY 31, 2006   JANUARY 31, 2007   JANUARY 31, 2008   REIMBURSEMENT
                                                       ------------------ ------------------ ------------------ --------------
   Investment Trust ..................................      $169,360      $ 141,314               $314,411      $ 625,085
   Large Cap Value ...................................       357,981        255,627                 65,314        678,922
   Large Cap Growth ..................................       154,813        166,424                 42,020        363,257
   Dividend AchieversTM ..............................             -         99,618                 23,397        123,015
   Legacy ............................................             -          1,199                 24,944         26,143
   Mid-Cap Value .....................................             -              -                317,221        317,221
   Mid-Cap Growth ....................................         5,005         43,430                 16,859         65,294
   Small/Mid-Cap Growth ..............................             -          5,030                101,628        106,658
   Small Cap Value ...................................             -         25,227                  2,397         27,624
   Small Cap Core ....................................        12,634         52,283                  9,989         74,906
   Small Cap Growth ..................................             -          6,742                      -          6,742
   Global Science & Technology Opportunities .........        23,534         71,419                 12,133        107,086
   Global Resources ..................................             -          2,647                 43,576         46,223
   All-Cap Global Resources ..........................             -              -                 14,222         14,222
   Health Sciences ...................................             -             62                    353            415
   U.S. Opportunities ................................             -         15,890                  1,113         17,003
   International Opportunities .......................        41,722        185,626                 32,320        259,668
   Asset Allocation ..................................             -              -                  9,073          9,073
   Index .............................................             -      1,333,005                205,895      1,538,900

                                                                             165

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     BlackRock pays BIL and BFM fees for their sub-advisory services.

     PFPC, an indirect wholly-owned subsidiary of The PNC Financial Services
Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: 0.085% of the first
$500 million, 0.075% of the next $500 million and 0.065% of assets in excess of
$1 billion. In addition, each of the share classes, except for the BlackRock class, is charged an administration fee based on the following percentage of average daily net assets of each respective class: 0.145% of the first $500 million, 0.135% of the next $500 million and 0.125% of assets in excess of $1 billion.  The BlackRock class is charged an admistration fee of 0.035% of the first $500 million, 0.025% of the next $500 million and 0.015% of assets in excess of $1 billion based upon average daily net assets of its class.  In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any portfolio or share class.

     For the period ended March 31, 2005, administration fees and waivers for each Portfolio were as follows:

                                                             GROSS                        NET
                                                        ADMINISTRATION               ADMINISTRATION
                                                              FEE          WAIVER         FEE
                                                       ---------------- ----------- ---------------
   Investment Trust .................................. $ 627,680        $230,394    $ 397,286
   Large Cap Value ...................................   322,586         105,958      216,628
   Large Cap Growth ..................................    87,940          27,147       60,793
   Dividend AchieversTM ..............................    15,537           7,466        8,071
   Legacy* ...........................................   132,031          26,143      105,888
   Mid-Cap Value* ....................................   137,982          86,319       51,663
   Mid-Cap Growth ....................................   275,357          29,889      245,468
   Aurora* ........................................... 1,171,033               -    1,171,033
   Small/Mid-Cap* ....................................   163,269          78,031       85,238
   Small Cap Value ...................................   151,364           6,053      145,311
   Small Cap Core ....................................    18,728           3,438       15,290
   Small Cap Growth ..................................   589,537               -      589,537
   Global Science & Technology Opportunities .........    30,915           1,050       29,865
   Global Resources* .................................   183,989               -      183,989
   All-Cap Global Resources ..........................     2,416           1,829          587
   Health Sciences* ..................................    26,205              44       26,161
   U.S. Opportunities ................................   115,184           3,001      112,183
   International Opportunities .......................   473,541          32,626      440,915
   Asset Allocation* .................................   154,319           3,992      150,327

     *These Portfolio administration fees are paid to PFPC and BlackRock beginning January 31, 2005. Prior to that date the fees were paid to the respective administrator of the predecessor funds. See Note (B) above for more information on the Reorganization.

     Prior to January 31, 2005, State Street Research Legacy Fund, State Street
Research Mid-Cap Value Equity Fund, State Street Research Aurora Fund, State
Street Research Emerging Growth Fund, State Street Research Global Resources
Fund, State Street Research Health Sciences Fund and State Street Research
Asset Allocation Fund paid State Street Research & Management Co. for certain administrative costs incurred in providing other assistance and services to each Fund.  The fee was based on actual costs allocated equally among the State
Street Research Funds.

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services
Group, Inc., serves as custodian for each of the Fund's Portfolios. Prior to
January 31, 2005, State Street Bank and Trust Company served as the State
Street Research Funds' custodian and record keeper for the State Street
Research Legacy Fund, State Street Research Mid-Cap Value Equity Fund, State
Street Research Aurora Fund, State Street Research Emerging Growth Fund, State
Street Research Global Resources Fund, State Street Research Health Sciences
Fund and State Street Research Asset Allocation Fund. PFPC serves as transfer and dividend disbursing agent for each of the Fund's Portfolios.  Prior to
January 31, 2005, Boston Financial Data Services, Inc. served as the State
Street Research Funds' transfer agent.

     Pursuant to the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"), the Fund may pay BlackRock Distributors, Inc. (the "Distributor")
and/or BlackRock or any other affiliate of PNC Financial Services Group,

166

                                BLACKROCK FUNDS

Inc. fees for distribution and sales support services. Currently, only Investor
A Shares, Investor B Shares and Investor C Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay brokers, dealers, financial institutions and industry professionals (including PNC
Financial Services Group, Inc. and its affiliates) ("service organizations")
fees for the provision of personal services to shareholders. BlackRock may receive some of the service fees paid by the Fund in return for providing services to shareholders. Prior to January 31, 2005, State Street Research
Service Center, a division of State Street Research Investment Services, Inc., provided certain shareholder services to the State Street Research Funds, such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Funds. For the period October 1, 2004 through January 31, 2005, the State Street Research Funds paid $115,357,
$324,764, $1,712,817, $543,616, $290,168, $51,797 and $226,546, for State
Street Research Legacy, Mid-Cap Value Equity, Aurora, Emerging Growth, Global
Resources, Health Sciences and Asset Allocation Funds, respectively.

     As of the period ended March 31, 2005, affiliated payables were as follows:

                                                                                         PNC BANK
                                                            PFPC(1)    BLACKROCK(2)   AFFILIATES(3)       TOTAL
                                                         ------------ -------------- --------------- --------------
   Investment Trust .................................... $ 446,719      $  739,893      $  383,393    $ 1,570,005
   Large Cap Value .....................................   125,831         188,134          91,183        405,148
   Large Cap Growth ....................................    44,548          17,479          17,937         79,964
   Dividend AchieversTM ................................     4,168           2,004           8,658         14,830
   Legacy ..............................................   147,915         191,669         123,724        463,308
   Mid-Cap Value .......................................   214,773         422,764         280,841        918,378
   Mid-Cap Growth ......................................   154,005         368,868         137,121        659,994
   Aurora .............................................. 1,352,962       2,565,275       1,225,648      5,143,885
   Small/Mid-Cap Growth ................................   228,546         205,461          95,514        529,521
   Small Cap Value .....................................    32,115          78,796          27,892        138,803
   Small Cap Core ......................................     4,238          16,762          11,126         32,126
   Small Cap Growth ....................................    97,417         327,434          67,940        492,791
   Global Science and Technology Opportunities .........    19,225          12,625          13,883         45,733
   Global Resources ....................................   255,881         734,892         367,059      1,357,832
   All-Cap Global Resources ............................     5,084               -           2,065          7,149
   Health Sciences .....................................    76,365         105,245          62,483        244,093
   U.S. Opportunities ..................................    50,712         103,273          56,735        210,720
   International Opportunities .........................   130,698         488,150         169,397        788,245
   Asset Allocation ....................................   295,609         452,744         323,602      1,071,955
   Index ...............................................   242,496          27,776         444,145        714,417

(1) - Payables to PFPC and PFPC Trust Co. are for Accounting, Administration,
   Custody and Transfer Agent services provided as of March 31, 2005.
(2) - Payables to BlackRock are for Advisory and Administration services provided as of March 31, 2005.
(3) - Payables to PNC Financial Services Group, Inc. affiliates are for distribution and sales support services as described under the Plan. The total payable on behalf of the Fund, as of March 31, 2005, was $5,561,651, a porton of which is paid to service organizations, including other PNC
   Financial Services Group, Inc. affiliates.

     State Street Research Investment Service, Inc., from time to time and in varying amounts, voluntarily assumed some portion of fees or expenses relating to the State Street Research Funds. During the period ended January 31, 2005, the amount of such expenses assumed by State Street Research Investment
Service, Inc. were $271,500, $355,506 and $162,313 for the Mid-Cap Value
Equity, Emerging Growth and Health Sciences Funds, respectively.

     Prior to January 31, 2005, State Street Research Investment Service, Inc.
reimbursed a total of $91,069 and $294,508 to Mid-Cap Value Equity and Asset
Allocation Portfolios, respectively, reflecting the estimated excess of payments received over costs incurred under the plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. This amount is shown as
"Reimbursement of distribution fees" in the Statement of Operations.

     Prior to January 31, 2005, State Street Research & Management Co.
conducted an internal review regarding the use of fund brokerage commissions in consideration of the distribution of shares. In connection with this review,
State Street Research & Management Company determined to reimburse the funds the entire amount of any such identified

                                                                             167

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

brokerage commissions, and reviewed this matter with the Board of Trustees of the funds. The amount of reimbursement in the State Street Research Legacy,
Mid-Cap Value, Aurora, Global Resources and Asset Allocation Portfolios
amounted to $294,363, $144,758, $203,165, $12,780 and $41,520, respectively, and are shown as "Net increase from payment by afflliate" on the Statement of
Operations.

     Prior to January 31, 2005, State Street Research & Management Co.
reimbursed the State Street Research Mid-Cap Value Equity and Assest Allocation
Portfolios $409,472 and $49,054, respectively, as a result of a corporate action processing error. This amount is included in the total amount of "Net increase from payment by affiliate" on the Statement of Operations.

(E) Purchases and Sales of Securities

     For the period ended March 31, 2005, purchases and sales of securities, other than short-term investments, dollar rolls and U.S. government securities, were as follows:

                                                             PURCHASES            SALES
                                                         ----------------   ----------------
   Investment Trust ..................................   $ 612,483,703      $ 662,263,915
   Large Cap Value ...................................     127,625,410        181,601,725
   Large Cap Growth ..................................      20,722,579         50,949,708
   Dividend AchieversTM ..............................      27,001,200          3,519,465
   Legacy ............................................      87,122,483        117,007,792
   Mid-Cap Value .....................................      60,653,547         65,935,211
   Mid-Cap Growth ....................................     137,737,183        171,509,932
   Aurora ............................................   1,666,838,434      2,380,731,349
   Small/Mid-Cap Growth ..............................     250,272,033        418,277,645
   Small Cap Value ...................................      93,697,904        110,060,970
   Small Cap Core ....................................      21,769,537          7,338,090
   Small Cap Growth ..................................     234,255,605        233,426,487
   Global Science & Technology Opportunities .........      15,430,156         19,850,894
   Global Resources ..................................      24,961,902          8,147,083
   All-Cap Global Resources ..........................      16,901,329            354,555
   Health Sciences ...................................      17,020,399         27,750,752
   U.S. Opportunities ................................      49,975,721         66,740,434
   International Opportunities .......................     320,898,283        195,325,612
   Asset Allocation ..................................     113,693,722        127,001,490

     For the period ended March 31, 2005, purchases and sales of U.S.
government securities were as follows:

                                              PURCHASES         SALES
                                           --------------   -------------
   Small Cap Core ......................    $ 1,299,903      $         -
   Small Cap Growth ....................     37,975,612          899,352
   Global Resources ....................     29,984,292                -
   All-Cap Global Resources ............     15,476,652       12,684,823
   International Opportunities .........     59,962,624       13,295,140
   Asset Allocation ....................     83,979,013        9,533,694

168

                                BLACKROCK FUNDS

(F) Capital Shares

     Transactions in capital shares for each period were as follows:

                                                                    INVESTMENT TRUST
                                     -------------------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED                          FOR THE YEAR ENDED
                                       3/31/05                                               9/30/04
                                     -----------                             ----------
                                       SHARES               VALUE              SHARES              VALUE
                                     -----------              --------       ----------              -------
Shares issued from the reorganiza-
 tion:(1)
 Institutional Class .............      40,828,647       $   515,833,495                 -       $            -
 Investor A Class ................      48,798,085           609,948,434                 -                    -
 Investor B Class ................      21,137,337           253,399,555                 -                    -
 Investor C Class ................       2,066,508            24,797,217                 -                    -
Shares sold:
 Institutional Class .............         739,776             9,500,475           216,622            2,456,412
 Service Class ...................           2,951                37,670             8,197               93,107
 Investor A Class ................         348,584             4,409,445           183,221            2,109,353
 Investor B Class ................         229,510             2,796,225           139,593            1,538,514
 Investor C Class ................          49,467               594,659            85,616              944,576
Shares issued in reinvestment of
 dividends:
 Institutional Class .............           7,404                94,993            13,608              152,539
 Service Class ...................             587                 7,555             1,287               14,481
 Investor A Class ................           3,914                49,674            11,067              122,834
 Investor B Class ................               -                     -             2,456               26,280
 Investor C Class ................               -                     -                18                  197
Shares redeemed:
 Institutional Class .............      (2,816,201)          (36,291,408)       (1,814,412)         (21,040,940)
 Service Class ...................         (15,384)             (198,282)          (58,824)            (678,027)
 Investor A Class ................      (2,884,409)          (36,771,596)         (604,302)          (6,941,701)
 Investor B Class ................      (1,406,383)          (17,135,861)         (499,549)          (5,498,048)
 Investor C Class ................        (145,640)           (1,777,804)          (59,437)            (655,542)
                                     -------------       ---------------     -------------       --------------
Net increase (decrease) ..........     106,944,753       $ 1,329,294,446        (2,374,839)      $  (27,355,965)
                                     =============       ===============     =============       ==============

(1) See Note (B).

                                                                             169

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                                  LARGE CAP VALUE
                                    ---------------------------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                  3/31/05                                9/30/04
                                    -----------------------------------   -------------------------------------
                                         SHARES             VALUE              SHARES              VALUE
                                    ---------------   -----------------   ---------------   -------------------
Share issued from the
 reorganization:(1)
 Institutional Class ............       1,149,957       $  15,613,371                 -       $             -
 Investor A Class ...............       7,681,441         104,267,398                 -                     -
 Investor B Class ...............       2,233,885          29,747,965                 -                     -
 Investor C Class ...............         445,077           5,931,502                 -                     -
Shares sold:
 Institutional Class ............         595,202           8,290,152           316,937             3,903,308
 Service Class ..................          33,735             451,401           493,431             6,007,440
 Investor A Class ...............         546,838           7,562,761           636,019             7,793,537
 Investor B Class ...............          91,847           1,244,498           156,179             1,857,657
 Investor C Class ...............         113,434           1,509,397           218,843             2,628,823
Shares issued in reinvestment of
 dividends:
 Institutional Class ............          17,827             244,161            31,312               385,701
 Service Class ..................          14,091             193,514            49,696               613,098
 Investor A Class ...............          43,161             590,740            45,966               567,650
 Investor B Class ...............           6,336              85,141             3,582                43,292
 Investor C Class ...............           1,367              18,397               659                 8,032
Shares redeemed:
 Institutional Class ............      (1,654,829)        (22,704,833)       (5,418,443)          (65,488,958)
 Service Class ..................      (1,549,774)        (20,456,390)       (2,654,757)          (32,310,859)
 Investor A Class ...............      (1,578,576)        (21,717,500)       (2,322,080)          (28,657,371)
 Investor B Class ...............        (396,470)         (5,352,522)         (366,792)           (4,399,303)
 Investor C Class ...............        (151,569)         (2,033,293)         (159,711)           (1,931,382)
                                       ----------       -------------        ----------       ---------------
Net increase (decrease) .........       7,642,980       $ 103,485,860        (8,969,159)      $  (108,979,335)
                                       ==========       =============        ==========       ===============

(1) See Note (B).

170

                          BLACKROCK FUNDS

                                                              LARGE CAP GROWTH
                                 ---------------------------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                               3/31/05                                9/30/04
                                 ------------------------------------   ------------------------------------
                                      SHARES              VALUE              SHARES              VALUE
                                 ---------------   ------------------   ---------------   ------------------
Shares sold:
 Institutional Class .........          77,958       $      737,114           414,248       $    3,748,569
 Service Class ...............          78,788              698,023         1,491,678           12,963,992
 Investor A Class ............         204,491            1,870,731           408,084            3,544,786
 Investor B Class ............          71,596              605,075           141,746            1,142,700
 Investor C Class ............          41,422              347,724            65,005              522,781
Shares redeemed:
 Institutional Class .........        (646,041)          (6,096,074)       (1,789,964)         (16,165,845)
 Service Class ...............      (2,570,544)         (23,203,305)       (3,123,574)         (27,376,334)
 Investor A Class ............        (555,355)          (5,096,966)       (1,701,982)         (14,854,493)
 Investor B Class ............        (360,272)          (3,029,768)         (491,755)          (3,942,213)
 Investor C Class ............         (88,739)            (742,258)          (92,909)            (744,035)
                                    ----------       --------------        ----------       --------------
Net decrease .................      (3,746,696)      $  (33,909,704)       (4,679,423)      $  (41,160,092)
                                    ==========       ==============        ==========       ==============

                               171

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                        DIVIDEND ACHIEVERSTM
                                   ---------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED          FOR THE PERIOD 9/8/041
                                                3/31/05                      THROUGH 9/30/04
                                   ----------------------------------   --------------------------
                                        SHARES             VALUE          SHARES         VALUE
                                   ---------------   ----------------   ---------   --------------
Shares sold:
 Institutional Class ...........       446,885         $  4,726,384      200,010     $ 2,000,100
 Service Class .................        26,705              281,750           10             100
 Investor A Class ..............      1,107,213          11,616,333           10             100
 Investor B Class ..............       165,673            1,753,658           10             100
 Investor C Class ..............       644,516            6,776,865           10             100
Shares issued in reinvestment of
 dividends:
 Institutional Class ...........         3,206               33,476            -               -
 Service Class .................            39                  400            -               -
 Investor A Class ..............         3,322               34,640            -               -
 Investor B Class ..............           291                3,028            -               -
 Investor C Class ..............           950                9,899            -               -
Shares redeemed:
 Institutional Class ...........       (14,274)            (149,550)           -               -
 Service Class .................              (4)               (42)           -               -
 Investor A Class ..............       (57,457)            (606,588)           -               -
 Investor B Class ..............          (961)             (10,140)           -               -
 Investor C Class ..............        (3,062)             (32,789)           -               -
                                      ----------       ------------      -------     -----------
Net increase ...................      2,323,042        $ 24,437,324      200,050     $ 2,000,500
                                      ==========       ============      =======     ===========

1 Commencement of operations.

172

                          BLACKROCK FUNDS

                                                                           LEGACY
                                         ---------------------------------------------------------------------------
                                                    FOR THE PERIOD                       FOR THE YEAR ENDED
                                               11/1/04 THROUGH 3/31/05                        10/31/04
                                         ------------------------------------   ------------------------------------
                                              SHARES              VALUE              SHARES              VALUE
                                         ---------------   ------------------   ---------------   ------------------
Net change in shares from reorganiza-
 tion:(1)
 State Street Research Fund:
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........         (47,040)      $            -                 -       $            -
Shares sold:
   Institutional Class (Formerly Class
    S) ...............................         122,450            1,643,618            28,583              361,227
   Service Class .....................               8                  100                 -                    -
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........         549,594            7,216,185         3,342,153           41,469,311
   Investor B Class (Formerly Class
    B(1)) ............................         156,783            1,952,809           475,624            5,595,734
   Investor C Class (Formerly Class
    C) ...............................          44,875              559,571           277,077            3,269,502
Shares issued in reinvestment of
 dividends:
   Institutional Class (Formerly Class
    S) ...............................               -                    -                 -                    -
   Service Class .....................               -                    -                 -                    -
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........               -                    -                 -                    -
   Investor B Class (Formerly Class
    B(1)) ............................               -                    -                 -                    -
   Investor C Class (Formerly Class
    C) ...............................               -                    -                 -                    -
Shares redeemed:
   Institutional Class (Formerly Class
    S) ...............................        (263,483)          (3,544,529)         (928,675)         (11,749,962)
   Service Class .....................               -                    -                 -                    -
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........      (1,714,594)         (22,433,325)       (5,218,348)         (63,485,226)
   Investor B Class (Formerly Class
    B(1)) ............................        (964,047)         (12,010,252)       (1,692,058)         (19,854,531)
   Investor C Class (Formerly Class
    C) ...............................        (361,537)          (4,507,716)         (939,768)         (11,076,996)
                                            ----------       --------------        ----------       --------------
Net decrease .........................      (2,476,991)      $  (31,123,539)       (4,655,412)      $  (55,470,941)
                                            ==========       ==============        ==========       ==============

(1) See Note (B).

                                                                             173

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                                        MID-CAP VALUE
                                              -----------------------------------------------------------------
                                                          FOR THE                          FOR THE
                                                          PERIOD                           PERIOD
                                                  3/1/05 THROUGH 3/31/05           7/1/04 THROUGH 2/28/05
                                              ------------------------------- ---------------------------------
                                                   SHARES          VALUE           SHARES           VALUE
                                              --------------- --------------- --------------- -----------------
Net change in shares from reorganiza-
 tion:(1)
 State Street Research Fund:
  Institutional Class (Formerly Class S).....             -    $           -        923,822    $             -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................             -                -     13,319,536                  -
  Investor B Class (Formerly Class
   B(1)) ....................................             -                -      3,942,678                  -
  Investor C Class (Formerly Class C) .......             -                -      2,992,071                  -
 BlackRock Fund:
  Institutional Class (Formerly Class S).....             -                -      1,247,151         15,137,406
  Service Class .............................             -                -        109,386          1,317,419
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................             -                -        385,111          4,599,212
  Investor B Class (Formerly Class
   B(1)) ....................................             -                -        665,825          7,539,866
  Investor C Class (Formerly Class C) .......             -                -        244,284          2,766,217
Shares sold:
  Institutional Class (Formerly Class S).....       180,803        2,293,047      1,344,505         18,173,943
  Service Class .............................         1,325           16,470          1,813             22,497
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................       855,901       10,707,759      7,009,420        126,713,520
  Investor B Class (Formerly Class
   B(1)) ....................................        76,549          905,301        732,609         12,944,207
  Investor C Class (Formerly Class C) .......       164,623        1,947,176      1,411,687         25,304,297
Shares issued in reinvestment of
 dividends:
  Institutional Class (Formerly Class S).....             -                -        112,046          2,202,945
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................             -                -      1,419,250         27,659,321
  Investor B Class (Formerly Class
   B(1)) ....................................             -                -        313,255          5,942,189
  Investor C Class (Formerly Class C) .......             -                -        190,603          3,632,426
Shares redeemed:
  Institutional Class (Formerly Class S).....      (311,083)      (3,960,257)    (1,260,543)       (17,700,748)
  Service Class .............................        (2,542)         (32,159)        (2,405)           (30,059)
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................    (1,139,288)     (14,266,171)    (8,538,739)      (149,448,063)
  Investor B Class (Formerly Class
   B(1)) ....................................      (172,607)      (2,045,133)      (816,608)       (13,838,156)
  Investor C Class (Formerly Class C) .......      (243,367)      (2,881,209)    (1,614,114)       (27,306,220)
                                                 ----------    -------------     ----------    ---------------
Net increase (decrease) .....................      (589,686)   $  (7,315,176)    24,132,643    $    45,632,219
                                                 ==========    =============     ==========    ===============

                                                        MID-CAP VALUE
                                              ---------------------------------
                                                           FOR THE
                                                         YEAR ENDED
                                                          6/30/2004
                                              ---------------------------------
                                                   SHARES           VALUE
                                              --------------- -----------------
Net change in shares from reorganiza-
 tion:(1)
 State Street Research Fund:
  Institutional Class (Formerly Class S).....             -    $             -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................             -                  -
  Investor B Class (Formerly Class
   B(1)) ....................................             -                  -
  Investor C Class (Formerly Class C) .......             -                  -
 BlackRock Fund:
  Institutional Class (Formerly Class S).....             -                  -
  Service Class .............................             -                  -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................             -                  -
  Investor B Class (Formerly Class
   B(1)) ....................................             -                  -
  Investor C Class (Formerly Class C) .......             -                  -
Shares sold:
  Institutional Class (Formerly Class S).....       468,759          7,741,584
  Service Class .............................             -                  -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................    10,977,111        187,930,330
  Investor B Class (Formerly Class
   B(1)) ....................................       956,816         15,709,737
  Investor C Class (Formerly Class C) .......     1,323,060         22,013,072
Shares issued in reinvestment of
 dividends:
  Institutional Class (Formerly Class S).....        13,906            234,742
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................        89,918          1,507,074
  Investor B Class (Formerly Class
   B(1)) ....................................             -                  -
  Investor C Class (Formerly Class C) .......             -                  -
Shares redeemed:
  Institutional Class (Formerly Class S).....      (732,645)       (12,486,339)
  Service Class .............................             -                  -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................    (6,610,528)      (108,711,069)
  Investor B Class (Formerly Class
   B(1)) ....................................      (761,699)       (12,440,660)
  Investor C Class (Formerly Class C) .......    (1,071,849)       (17,471,644)
                                                 ----------    ---------------
Net increase (decrease) .....................     4,652,849    $    84,026,827
                                                 ==========    ===============

(1) See Note (B).

174

                          BLACKROCK FUNDS

                                                                   MID-CAP GROWTH
                                    -----------------------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED                        FOR THE YEAR ENDED
                                      3/31/05                                             9/30/04
                                    ----------                            ----------
                                      SHARES              VALUE             SHARES              VALUE
                                    ----------              -------       ----------              -------
Shares issued from the
 reorganization:(1) .............
 Institutional Class ............       3,275,088       $  30,951,558                 -       $            -
 Investor A Class ...............      31,578,913         281,159,493                 -                    -
 Investor B Class ...............       4,043,711          33,169,388                 -                    -
 Investor C Class ...............       1,428,274          11,716,586                 -                    -
Shares sold:
 Institutional Class ............       1,259,082          12,085,483         1,138,699           10,071,810
 Service Class ..................          12,202             107,158           290,419            2,373,896
 Investor A Class ...............         471,307           4,223,909           728,127            5,999,086
 Investor B Class ...............         124,088           1,024,735           346,652            2,637,708
 Investor C Class ...............          45,636             375,176           120,482              898,547
Shares redeemed:
 Institutional Class ............      (1,733,120)        (16,598,457)       (2,741,486)         (23,538,563)
 Service Class ..................      (1,094,267)        (10,097,460)         (931,008)          (7,817,212)
 Investor A Class ...............      (1,992,289)        (18,010,228)         (987,595)          (8,047,211)
 Investor B Class ...............        (914,953)         (7,539,394)       (1,259,848)          (9,597,814)
 Investor C Class ...............        (342,475)         (2,814,587)         (474,226)          (3,615,906)
                                    -------------       -------------     -------------       --------------
Net increase (decrease) .........      36,161,197       $ 319,753,360        (3,769,784)      $  (30,635,659)
                                    =============       =============     =============       ==============

(1) See Note (B).

                                                                             175

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                                           AURORA
                                         --------------------------------------------------------------------------
                                               FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                        3/31/05                               9/30/04
                                         -------------------------------------   ----------------------------------
                                              SHARES              VALUE               SHARES             VALUE
                                         ---------------   -------------------   ---------------   ----------------
Net change in shares from reorganiza-
 tion:(1)
 State Street Research Fund:
   Investor A Class (Formerly Class
    A and Class B) ...................        (222,693)      $             -                 -      $            -
Shares sold:
   Institutional Class (Formerly Class
    S) ...............................         839,849            34,732,567         2,488,213          98,297,733
   Service Class .....................               4                   150                 -                   -
   Investor A Class (Formerly Class
    A and Class B) ...................       8,719,228           349,365,398        21,949,292         845,611,604
   Investor B Class (Formerly Class
    B(1)) ............................         587,746            21,724,499         1,603,178          57,403,099
   Investor C Class (Formerly Class
    C) ...............................       1,155,414            42,670,805         2,676,532          96,224,763
Shares issued in reinvestment of
 dividends:
   Institutional Class (Formerly Class
    S) ...............................         387,865            15,999,438             2,027              78,602
   Service Class .....................               -                     -                 -                   -
   Investor A Class (Formerly Class
    A and Class B) ...................       3,880,515           154,053,052            21,034             788,605
   Investor B Class (Formerly Class
    B(1)) ............................         975,164            35,778,753             5,030             177,068
   Investor C Class (Formerly Class
    C) ...............................         771,557            28,301,088             4,009             141,078
Shares redeemed:
   Institutional Class (Formerly Class
    S) ...............................      (2,139,764)          (88,798,982)       (1,933,475)        (75,747,346)
   Service Class .....................               -                     -                 -                   -
   Investor A Class (Formerly Class
    A and Class B) ...................     (20,715,393)         (826,543,990)      (20,427,745)       (782,354,303)
   Investor B Class (Formerly Class
    B(1)) ............................      (1,755,902)          (64,644,633)       (2,065,212)        (73,852,145)
   Investor C Class (Formerly Class
    C) ...............................      (3,111,406)         (114,101,891)       (2,762,239)        (99,357,980)
                                           -----------       ---------------       -----------      --------------
Net increase (decrease) ..............     (10,627,816)      $  (411,463,746)        1,560,644      $   67,410,778
                                           ===========       ===============       ===========      ==============

(1) See Note (B).

176

                          BLACKROCK FUNDS

                                                                   SMALL/MID-CAP GROWTH
                                         ------------------------------------------------------------------------
                                               FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                        3/31/05                              9/30/04
                                         -------------------------------------   --------------------------------
                                              SHARES              VALUE              SHARES            VALUE
                                         ---------------   -------------------   --------------   ---------------
Net change in shares from reorganiza-
 tion:(1)
 State Street Research Fund:
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........        (116,987)      $             -                -      $           -
Shares sold:
   Institutional Class (Formerly Class
    S) ...............................         679,885             9,164,603        6,902,293         97,401,258
   Service Class .....................               8                   100                -                  -
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........       6,647,465            85,401,394       19,953,301        267,106,896
   Investor B Class (Formerly Class
    B(1)) ............................         124,112             1,450,079          841,240         10,286,273
   Investor C Class (Formerly Class
    C) ...............................         230,373             2,707,060        1,796,388         21,845,563
Shares issued in reinvestment of
 dividends:
   Institutional Class (Formerly Class
    S) ...............................               -                     -                -                  -
   Service Class .....................               -                     -                -                  -
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........               -                     -                -                  -
   Investor B Class (Formerly Class
    B(1)) ............................               -                     -                -                  -
   Investor C Class (Formerly Class
    C) ...............................               -                     -                -                  -
Shares redeemed:
   Institutional Class (Formerly Class
    S) ...............................      (5,092,173)          (68,801,592)        (538,478)        (7,285,710)
   Service Class .....................               -                     -                -                  -
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........     (13,320,981)         (170,358,697)      (7,610,612)       (97,424,044)
   Investor B Class (Formerly Class
    B(1)) ............................        (340,052)           (3,967,169)        (411,875)        (4,915,125)
   Investor C Class (Formerly Class
    C) ...............................        (752,144)           (8,869,922)        (342,131)        (4,015,411)
                                           -----------       ---------------       ----------      -------------
Net increase (decrease) ..............     (11,940,494)      $  (153,274,144)      20,590,126      $ 282,999,700
                                           ===========       ===============       ==========      =============

(1) See Note (B).

                                                                             177

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                               SMALL CAP VALUE
                                    ----------------------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                3/31/05                             9/30/04
                                    -------------------------------   ------------------------------------
                                       SHARES            VALUE             SHARES              VALUE
                                    ------------   ----------------   ---------------   ------------------
Shares sold:
 BlackRock Class ................       78,970      $   1,203,154           315,702       $    4,770,100
 Institutional Class ............      163,729          2,350,160           521,530            7,823,358
 Service Class ..................       65,519            921,788            65,337              975,578
 Investor A Class ...............      275,767          4,041,535           547,652            8,197,136
 Investor B Class ...............      159,559          2,036,725           231,497            3,164,522
 Investor C Class ...............       98,419          1,256,536           135,519            1,856,956
Shares issued in reinvestment of
 dividends:
 BlackRock Class ................       80,062          1,130,480                 -                    -
 Institutional Class ............      704,737          9,943,832           478,137            6,837,365
 Service Class ..................       30,692            427,853            33,951              482,112
 Investor A Class ...............      426,767          5,910,720           309,675            4,375,692
 Investor B Class ...............      172,345          2,145,694           103,156            1,346,196
 Investor C Class ...............       52,129            649,004            29,701              387,903
Shares redeemed:
 BlackRock Class ................      (22,318)          (322,000)           (1,351)             (20,000)
 Institutional Class ............     (601,010)        (9,067,934)       (1,571,511)         (23,832,897)
 Service Class ..................      (91,893)        (1,428,727)         (174,903)          (2,606,851)
 Investor A Class ...............     (705,377)       (10,184,050)       (1,218,073)         (18,004,283)
 Investor B Class ...............     (323,096)        (4,236,198)         (322,299)          (4,438,190)
 Investor C Class ...............     (119,629)        (1,588,316)         (123,055)          (1,708,064)
                                      --------      -------------        ----------       --------------
Net increase (decrease) .........      445,372      $   5,190,256          (639,335)      $  (10,393,367)
                                      ========      =============        ==========       ==============

178

                          BLACKROCK FUNDS

                                                           SMALL CAP CORE
                                   --------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                              3/31/05                         9/30/04
                                   -----------------------------   ------------------------------
                                      SHARES           VALUE           SHARES           VALUE
                                   ------------   --------------   -------------   --------------
Shares sold:
 Institutional Class ...........      270,048      $ 4,350,087         124,804      $  1,824,326
 Service Class .................          297            5,000               -                 -
 Investor A Class ..............      252,056        4,059,035         320,205         4,683,838
 Investor B Class ..............      145,634        2,329,248          81,510         1,178,698
 Investor C Class ..............      341,569        5,426,140         233,839         3,405,315
Shares issued in reinvestment of
 dividends:
 Institutional Class ...........          679           11,014             103             1,401
 Service Class .................            -                1               -                 1
 Investor A Class ..............        1,508           24,368             648             8,857
 Investor B Class ..............          680           10,886             188             2,550
 Investor C Class ..............          835           13,381              82             1,114
Shares redeemed:
 Institutional Class ...........      (27,103)        (445,035)       (106,127)       (1,545,748)
 Service Class .................            -                -               -                 -
 Investor A Class ..............      (51,496)        (810,825)       (107,069)       (1,552,486)
 Investor B Class ..............       (2,620)         (42,145)         (2,497)          (34,973)
 Investor C Class ..............      (15,046)        (240,066)         (4,404)          (64,005)
                                      -------      -----------        --------      ------------
Net increase ...................      917,041      $14,691,089         541,282      $  7,908,888
                                      =======      ===========        ========      ============

                                                            SMALL CAP GROWTH
                                 ----------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                              3/31/05                             9/30/04
                                 ---------------------------------   ----------------------------------
                                      SHARES            VALUE             SHARES             VALUE
                                 ---------------   ---------------   ---------------   ----------------
Shares sold:
 Institutional Class .........       3,755,363      $  59,129,674        9,110,273      $ 136,169,237
 Service Class ...............         239,257          3,580,677          931,862         13,440,785
 Investor A Class ............       1,503,950         22,060,064        4,817,353         65,691,548
 Investor B Class ............          40,658            548,999          287,742          3,759,718
 Investor C Class ............         150,495          2,033,260          398,471          5,122,745
Shares redeemed:
 Institutional Class .........      (2,759,161)       (43,628,083)      (3,801,835)       (55,800,303)
 Service Class ...............        (441,838)        (6,643,985)        (797,925)       (11,305,544)
 Investor A Class ............      (1,427,524)       (21,159,130)      (4,023,966)       (55,474,563)
 Investor B Class ............        (516,805)        (6,944,805)        (634,790)        (8,164,011)
 Investor C Class ............        (192,001)        (2,586,668)        (345,714)        (4,324,174)
                                    ----------      -------------       ----------      -------------
Net increase .................         352,394      $   6,390,003        5,941,471      $  89,115,438
                                    ==========      =============       ==========      =============

                               179

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES
                                 -----------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                              3/31/05                              9/30/04
                                 ---------------------------------   -----------------------------------
                                     SHARES            VALUE              SHARES             VALUE
                                 -------------   -----------------   ---------------   -----------------
Shares sold:
 Institutional Class .........         3,660       $      21,210            67,134       $     397,026
 Service Class ...............             -                   -             4,538              29,200
 Investor A Class ............        56,879             323,782           361,677           2,123,218
 Investor B Class ............        28,184             155,421           177,136           1,045,059
 Investor C Class ............         8,421              46,769            83,807             487,728
Shares redeemed:
 Institutional Class .........      (125,642)           (738,661)         (289,383)         (1,640,289)
 Service Class ...............        (1,582)             (9,264)           (8,508)            (47,856)
 Investor A Class ............      (290,990)         (1,656,585)         (611,686)         (3,519,972)
 Investor B Class ............      (408,673)         (2,250,935)         (953,314)         (5,358,747)
 Investor C Class ............      (133,658)           (731,950)         (219,524)         (1,247,839)
                                    --------       -------------          --------       -------------
Net decrease .................      (863,401)      $  (4,840,213)       (1,388,123)      $  (7,732,472)
                                    ========       =============        ==========       =============

180

                          BLACKROCK FUNDS

                                                              GLOBAL RESOURCES
                                       --------------------------------------------------------------
                                                 FOR THE                         FOR THE
                                                  PERIOD                         PERIOD
                                          3/1/05 THROUGH 3/31/05         7/1/04 THROUGH 2/28/05
                                       ---------------------------- ---------------------------------
                                          SHARES         VALUE           SHARES           VALUE
                                       ------------ --------------- --------------- -----------------
Net change in shares from reorganiza-
 tion:(1)
 State Street Research Fund:
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........          -   $         -           (66,329)   $             -
Shares sold:                                    -             -
   Institutional Class (Formerly Class
    S) ...............................     23,343     1,364,669           148,500          6,997,371
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........    434,121    24,513,457         3,470,009        159,385,219
   Investor B Class (Formerly Class
    B(1)) ............................     24,304     1,248,836           274,083         11,326,726
   Investor C Class (Formerly Class
    C) ...............................     36,370     1,864,182           551,493         23,517,245
Shares issued in reinvestment of
 dividends:
   Institutional Class (Formerly Class
    S) ...............................          -             -            17,826            888,813
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........          -             -           367,069         17,395,794
   Investor B Class (Formerly Class
    B(1)) ............................          -             -            51,725          2,266,714
   Investor C Class (Formerly Class
    C) ...............................          -             -            78,414          3,432,162
Shares redeemed:
   Institutional Class (Formerly Class
    S) ...............................    (55,120)   (3,210,463)         (155,837)        (7,836,183)
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........   (423,635)  (23,339,169)       (3,112,124)      (133,160,606)
   Investor B Class (Formerly Class
    B(1)) ............................    (45,119)   (2,274,669)         (320,242)       (13,400,554)
   Investor C Class (Formerly Class
    C) ...............................    (75,749)   (3,814,046)         (679,776)       (28,334,096)
                                         --------   -----------        ----------    ---------------
Net increase (decrease) ..............    (81,485)  $(3,647,203)          624,811    $    42,478,605
                                         ========   ===========        ==========    ===============

                                               GLOBAL RESOURCES
                                       ---------------------------------
                                                    FOR THE
                                                  YEAR ENDED
                                                    6/30/04
                                       ---------------------------------
                                            SHARES           VALUE
                                       --------------- -----------------
Net change in shares from reorganiza-
 tion:(1)
 State Street Research Fund:
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........             -    $             -
Shares sold:
   Institutional Class (Formerly Class
    S) ...............................       271,772          9,113,747
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........    10,307,500        339,803,562
   Investor B Class (Formerly Class
    B(1)) ............................       896,835         26,709,892
   Investor C Class (Formerly Class
    C) ...............................     2,236,902         68,602,549
Shares issued in reinvestment of
 dividends:
   Institutional Class (Formerly Class
    S) ...............................         6,925            237,341
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........       107,280          3,500,772
   Investor B Class (Formerly Class
    B(1)) ............................        19,360            590,047
   Investor C Class (Formerly Class
    C) ...............................        29,496            898,161
Shares redeemed:
   Institutional Class (Formerly Class
    S) ...............................      (170,538)        (5,251,269)
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........    (4,367,520)      (134,940,591)
   Investor B Class (Formerly Class
    B(1)) ............................      (336,078)       (10,133,803)
   Investor C Class (Formerly Class
    C) ...............................      (493,976)       (14,602,129)
                                          ----------    ---------------
Net increase (decrease) ..............     8,507,958    $   284,528,279
                                          ==========    ===============

(1) See Note (B).

                                                                             181

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                  ALL-CAP GLOBAL RESOURCES
                                              --------------------------------
                                                       FOR THE PERIOD
                                                 2/16/051 THROUGH 3/31/2005
                                              --------------------------------
                                                  SHARES            VALUE
Shares sold:
 BlackRock Class ..........................             -       $          -
 Institutional Class ......................       512,946          5,132,152
 Service Class ............................            10                100
 Investor A Class .........................       795,846          8,137,151
 Investor B Class .........................       134,999          1,372,570
 Investor C Class .........................       247,120          2,517,094
Shares issued in reinvestment of dividends:
 BlackRock Class ..........................             -                  -
 Institutional Class ......................             -                  -
 Service Class ............................             -                  -
 Investor A Class .........................             -                  -
 Investor B Class .........................             -                  -
 Investor C Class .........................             -                  -
Shares redeemed:
 BlackRock Class ..........................             -                  -
 Institutional Class ......................             -                  -
 Service Class ............................             -                  -
 Investor A Class .........................        (5,444)           (54,800)
 Investor B Class .........................        (5,976)           (60,000)
 Investor C Class .........................        (5,959)           (59,319)
                                                  -------       ------------
Net increase ..............................     1,673,542       $ 16,984,948
                                                =========       ============

1 Commencement of operations.

182

                          BLACKROCK FUNDS

                                                                            HEALTH SCIENCES
                                       ------------------------------------------------------------------------------------------
                                                 FOR THE                        FOR THE                        FOR THE
                                                  PERIOD                      YEAR ENDED                     YEAR ENDED
                                          3/1/05 THROUGH 3/31/05                2/28/05                        2/29/04
                                       ---------------------------- ------------------------------- -----------------------------
                                          SHARES         VALUE           SHARES          VALUE         SHARES          VALUE
                                       ------------ --------------- --------------- --------------- ------------ ----------------
Net change in shares from reorganiza-
 tion:(1)
 State Street Research Fund:
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........          -    $          -          (4,617)  $         -              -    $           -
Shares sold:
   Institutional Class (Formerly Class
    S) ...............................     24,212         491,472         128,213     2,671,247        183,218        3,639,921
   Service Class .....................          -               -               5           100              -                -
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........    164,047       3,249,929       2,836,559    57,282,345      2,738,554       50,111,142
   Investor B Class (Formerly Class
    B(1)) ............................     39,889         770,152         558,845    10,973,167        397,168        7,191,329
   Investor C Class (Formerly Class
    C) ...............................     86,302       1,676,719         961,093    18,966,442        494,043        9,163,916
Shares issued in reinvestment of
 dividends:
   Institutional Class (Formerly Class
    S) ...............................          -               -          12,094       257,622          3,043           58,784
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........          -               -         148,553     3,118,081         57,770        1,103,393
   Investor B Class (Formerly Class
    B(1)) ............................          -               -          64,065     1,311,510         31,705          594,591
   Investor C Class (Formerly Class
    C) ...............................          -               -          25,134       512,969          8,373          156,831
Shares redeemed:
   Institutional Class (Formerly Class
    S) ...............................    (20,207)       (412,000)       (171,969)   (3,493,427)       (31,546)        (578,844)
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........   (219,903)     (4,417,667)     (1,971,584)  (39,527,347)      (967,899)     (17,048,788)
   Investor B Class (Formerly Class
    B(1)) ............................    (18,833)       (359,863)       (234,528)   (4,562,237)      (130,198)      (2,141,232)
   Investor C Class (Formerly Class
    C) ...............................    (30,853)       (601,151)       (236,874)   (4,615,846)       (77,584)      (1,331,219)
                                         --------    ------------      ----------   -----------      ---------    -------------
Net increase .........................     24,654    $    397,591       2,114,989   $42,894,626      2,706,647    $  50,919,824
                                         ========    ============      ==========   ===========      =========    =============

(1) See Note (B).

                                                                             183

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                             U.S. OPPORTUNITIES
                                 ---------------------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED                      FOR THE YEAR ENDED
                                  3/31/05                                            9/30/04
                                 --------                            ----------
                                   SHARES           VALUE              SHARES              VALUE
                                 --------             -------        ----------              -------
Shares sold:
 Institutional Class .........       29,815       $      659,447           117,054       $    2,283,248
 Service Class ...............        3,449               69,610           101,311            1,970,021
 Investor A Class ............       53,201            1,148,885           223,876            4,273,087
 Investor B Class ............       14,464              294,169            77,348            1,397,751
 Investor C Class ............       20,686              421,921            86,540            1,571,088
Shares redeemed:
 Institutional Class .........      (67,576)          (1,510,333)         (255,355)          (4,914,411)
 Service Class ...............      (99,719)          (2,141,701)          (11,639)            (221,344)
 Investor A Class ............     (259,030)          (5,527,025)         (451,932)          (8,551,449)
 Investor B Class ............     (353,950)          (7,236,807)         (559,049)         (10,148,159)
 Investor C Class ............     (160,280)          (3,271,614)         (348,429)          (6,263,316)
                                 ----------       --------------     -------------       --------------
Net decrease .................     (818,938)      $  (17,093,448)       (1,020,275)      $  (18,603,484)
                                 ==========       ==============     =============       ==============

                                                        INTERNATIONAL OPPORTUNITIES
                                   ---------------------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                                3/31/05                             9/30/04
                                   ---------------------------------   ---------------------------------
                                       SHARES            VALUE             SHARES            VALUE
                                   -------------   -----------------   -------------   -----------------
Shares sold:
 Institutional Class ...........     1,719,082       $  48,204,927       1,675,872       $  39,545,723
 Service Class .................       488,186          13,464,343         926,448          21,482,231
 Investor A Class ..............     2,380,914          65,431,542       3,199,383          73,871,653
 Investor B Class ..............       369,057           9,741,956         686,235          14,936,708
 Investor C Class ..............     1,044,168          27,548,952       1,411,947          31,064,713
Shares issued in reinvestment of
 dividends:
 Institutional Class ...........        29,812             827,590           1,323              29,679
 Service Class .................         8,721             237,123             114               2,497
 Investor A Class ..............        34,967             945,507           1,346              29,462
 Investor B Class ..............         3,472              90,492             975              20,582
 Investor C Class ..............         5,986             155,815             738              15,558
Shares redeemed:
 Institutional Class ...........      (413,111)        (11,140,313)       (631,675)        (14,723,802)
 Service Class .................      (146,527)         (3,982,867)       (205,804)         (4,765,889)
 Investor A Class ..............      (590,873)        (16,067,161)       (946,356)        (21,631,960)
 Investor B Class ..............      (178,193)         (4,686,894)       (375,821)         (8,266,369)
 Investor C Class ..............      (221,958)         (5,836,463)       (433,956)         (9,552,592)
                                     ---------       -------------       ---------       -------------
Net increase ...................     4,533,703       $ 124,934,549       5,310,769       $ 122,058,194
                                     =========       =============       =========       =============

184

                          BLACKROCK FUNDS

                                                                      ASSET ALLOCATION
                                              -----------------------------------------------------------------
                                                         FOR THE                          FOR THE
                                                          PERIOD                           PERIOD
                                                  3/1/05 THROUGH 3/31/05           4/1/04 THROUGH 2/28/05
                                              ------------------------------ ----------------------------------
                                                 SHARES          VALUE            SHARES            VALUE
                                              ------------ ----------------- ---------------- -----------------
Net change in shares from reorganiza-
 tion:(1)
 State Street Research Fund:
  Institutional Class (Formerly Class S).....          -     $           -         (431,759)   $             -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................          -                 -      (12,435,419)                 -
  Investor B Class (Formerly Class
   B(1)) ....................................          -                 -       (3,883,624)                 -
  Investor C Class (Formerly Class C) .......          -                 -       (1,561,222)                 -
 BlackRock Fund:
  Institutional Class (Formerly Class S).....          -                 -          756,058         11,073,022
  Service Class .............................          -                 -          159,024          2,325,985
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................          -                 -        4,260,378         62,273,644
  Investor B Class (Formerly Class
   B(1)) ....................................          -                 -        2,633,550         38,144,193
  Investor C Class (Formerly Class C) .......          -                 -          330,149          4,780,614
Shares sold:
  Institutional Class (Formerly Class S).....     69,930         1,037,380          843,355         11,040,921
  Service Class .............................      1,532            22,309            6,047             90,163
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................    262,546         3,905,573        9,147,740         97,457,497
  Investor B Class (Formerly Class
   B(1)) ....................................    190,762         2,802,450        2,760,767         29,631,133
  Investor C Class (Formerly Class C) .......     80,905         1,191,159        2,286,784         24,055,515
Shares issued in reinvestment of
 dividends:
  Institutional Class (Formerly Class S).....      4,917            71,536          115,141          1,215,396
  Service Class .............................         42               611                -                  -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................     77,603         1,127,278        2,609,782         27,513,302
  Investor B Class (Formerly Class
   B(1)) ....................................     10,928           157,313          666,138          6,990,057
  Investor C Class (Formerly Class C) .......      2,406            34,627          149,839          1,581,290
Shares redeemed:
  Institutional Class (Formerly Class S).....    (88,049)       (1,315,454)      (1,243,828)       (14,502,160)
  Service Class .............................       (782)          (11,861)         (19,987)          (296,380)
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................   (896,841)      (13,320,675)     (11,410,029)      (125,727,173)
  Investor B Class (Formerly Class
   B(1)) ....................................   (309,963)       (4,565,044)      (1,985,558)       (22,062,236)
  Investor C Class (Formerly Class C) .......   (161,667)       (2,380,800)        (733,924)        (8,157,124)
                                                --------     -------------      -----------    ---------------
Net increase (decrease) .....................   (755,731)    $ (11,243,598)      (6,980,598)   $   147,427,659
                                                ========     =============      ===========    ===============

                                                       ASSET ALLOCATION
                                              ----------------------------------
                                                           FOR THE
                                                          YEAR ENDED
                                                           3/31/04
                                              ----------------------------------
                                                   SHARES            VALUE
                                              ---------------- -----------------
Net change in shares from reorganiza-
 tion:(1)
 State Street Research Fund:
  Institutional Class (Formerly Class S).....              -    $             -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................              -                  -
  Investor B Class (Formerly Class
   B(1)) ....................................              -                  -
  Investor C Class (Formerly Class C) .......              -                  -
 BlackRock Fund:
  Institutional Class (Formerly Class S).....              -                  -
  Service Class .............................              -                  -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................              -                  -
  Investor B Class (Formerly Class
   B(1)) ....................................              -                  -
  Investor C Class (Formerly Class C) .......              -                  -
Shares sold:
  Institutional Class (Formerly Class S).....        290,764          2,764,953
  Service Class .............................              -                  -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................      9,714,452         94,326,907
  Investor B Class (Formerly Class
   B(1)) ....................................      4,525,455         43,919,902
  Investor C Class (Formerly Class C) .......      1,980,006         19,760,160
Shares issued in reinvestment of
 dividends:
  Institutional Class (Formerly Class S).....         38,395            376,594
  Service Class .............................              -                  -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................        665,521          6,521,284
  Investor B Class (Formerly Class
   B(1)) ....................................         84,483            817,086
  Investor C Class (Formerly Class C) .......         23,301            225,953
Shares redeemed:
  Institutional Class (Formerly Class S).....       (476,957)        (4,549,408)
  Service Class .............................              -                  -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................    (12,055,243)      (115,596,398)
  Investor B Class (Formerly Class
   B(1)) ....................................     (1,463,343)       (14,138,963)
  Investor C Class (Formerly Class C) .......       (392,657)        (3,818,212)
                                                 -----------    ---------------
Net increase (decrease) .....................      2,934,177    $    30,609,858
                                                 ===========    ===============

(1) See Note (B).

                                                                             185

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                                       INDEX
                                   ------------------------------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED                    FOR THE YEAR ENDED
                                                  3/31/05                                 9/30/04
                                   -------------------------------------   --------------------------------------
                                        SHARES              VALUE               SHARES               VALUE
                                   ---------------   -------------------   ----------------   -------------------
Shares sold:
 Institutional Class ...........       1,112,747       $    25,288,786          3,269,684       $    69,335,844
 Service Class .................         709,230            16,077,234          1,299,490            27,524,523
 Investor A Class ..............       1,331,448            30,094,517          3,945,583            83,560,549
 Investor B Class ..............          33,767               756,387            411,956             8,501,106
 Investor C Class ..............          30,209               676,374          1,143,687            23,613,472
Shares issued in reinvestment of
 dividends:
 Institutional Class ...........         130,804             2,975,466            209,619             4,493,609
 Service Class .................          29,518               667,446             44,696               951,634
 Investor A Class ..............         131,103             2,964,752            155,141             3,301,221
 Investor B Class ..............          28,674               639,577             17,517               364,388
 Investor C Class ..............          30,342               676,296             18,164               377,866
Shares redeemed:
 Institutional Class ...........      (2,317,419)          (52,032,250)       (10,233,505)         (220,082,336)
 Service Class .................      (1,054,602)          (23,843,613)        (1,649,576)          (35,098,252)
 Investor A Class ..............      (2,602,000)          (58,644,662)        (4,210,051)          (89,446,482)
 Investor B Class ..............      (1,326,526)          (29,417,624)        (2,229,229)          (46,418,387)
 Investor C Class ..............      (1,878,331)          (41,568,215)        (3,739,728)          (78,142,043)
                                      ----------       ---------------        -----------       ---------------
Net decrease ...................      (5,611,036)      $  (124,689,529)       (11,546,552)      $  (247,163,288)
                                      ==========       ===============        ===========       ===============

     There is a 2% redemption fee on shares of the Portfolios redeemed or exchanged which have been held 90 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

     On March 31, 2005, three shareholders held approximately 55% of the outstanding shares of the Large Cap Value Equity Portfolio, three shareholders held approximately 56% of Large Cap Growth Equity Portfolio, one shareholder held approximately 100% of the Dividend AchieversTM Portfolio, two shareholders held approximately 52% of the Mid-Cap Value Equity Portfolio, three shareholders held approximately 38% of the Mid-Cap Growth Equity Portfolio, two
shareholders held approximately 49% of the Small Cap Value Equity Portfolio, two shareholders held 30% of the Small Cap Core Equity Portfolio, five shareholders held approximately 55% of the Small Cap Growth Equity Portfolio, two shareholders held approximately 15% of the U.S. Opportunities Portfolio, one shareholder held approximately 8% of the Global Science & Technology
Opportunities Portfolio, three shareholders held approximately 51% of the
International Equity Portfolio, four shareholders held approximately 31% of the
International Opportunities Portfolio, two shareholders held approximately 50%
of the Investment Trust, three shareholders held approximately 56% of the Index
Equity Portfolio and three shareholders held approximately 26% of the Asset
Allocation Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

186

                                BLACKROCK FUNDS

(G) At March 31, 2005, net assets consisted of:

                                                                INVESTMENT         LARGE CAP
                                                                   TRUST             VALUE
                                                            ------------------ -----------------
Capital paid in ...........................................  $ 1,163,729,612     $ 324,222,906
End of period undistributed net investment income .........        3,018,613            40,396
Accumulated net realized gain (loss) on investment
 transactions and futures .................................       20,922,939       (40,110,022)
Net unrealized appreciation (depreciation) on investment
 transactions and futures .................................      256,618,781        84,080,464
                                                             ---------------     -------------
                                                             $ 1,444,289,945     $ 368,233,744
                                                             ===============     =============
                                                                                    MID-CAP
                                                                 LEGACY             VALUE
                                                            ---------------     -------------
Capital paid in ...........................................  $   372,125,289     $ 584,875,046
End of period undistributed net investment income
 (distributions in excess of net investment income or
 accumulated net investment loss) .........................          970,702           (92,915)
Accumulated net realized gain (loss) on investment
 transactions .............................................     (122,622,034)       32,704,986
Net unrealized appreciation on investment transactions ....       37,224,517        88,644,095
                                                             ---------------     -------------
                                                             $   287,698,474     $ 706,131,212
                                                             ===============     =============

                                                                LARGE CAP           DIVIDEND
                                                                  GROWTH          ACHIEVERSTM
                                                            ----------------- -------------------
Capital paid in ...........................................  $  437,082,519     $    26,444,251
End of period undistributed net investment income .........         305,356              11,290
Accumulated net realized gain (loss) on investment
 transactions and futures .................................    (388,841,547)                 51
Net unrealized appreciation (depreciation) on investment
 transactions and futures .................................      17,923,319             (45,346)
                                                             --------------     ---------------
                                                             $   66,469,647     $    26,410,246
                                                             ==============     ===============
                                                                 MID-CAP
                                                                 GROWTH             AURORA
                                                             --------------     ---------------
Capital paid in ...........................................  $  758,719,406     $ 2,103,502,834
End of period undistributed net investment income
 (distributions in excess of net investment income or
 accumulated net investment loss) .........................      (1,367,468)         (7,403,145)
Accumulated net realized gain (loss) on investment
 transactions .............................................    (375,768,820)        593,769,669
Net unrealized appreciation on investment transactions ....      76,182,132         384,541,319
                                                             --------------     ---------------
                                                             $  457,765,250     $ 3,074,410,677
                                                             ==============     ===============

                                                                             187

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                SMALL/MID-CAP         SMALL CAP            SMALL CAP             SMALL CAP
                                                   GROWTH               VALUE                CORE                 GROWTH
                                             ------------------   ----------------   --------------------   ------------------
Capital paid in ..........................    $ 299,418,310        $  99,507,121      $ 23,617,626           $ 1,117,744,845
End of period undistributed net investment
 income (distributions in excess of net
 investment income or accumulated net
 investment loss) ........................       (2,298,478)             151,895          (114,861)               (2,160,841)
Accumulated net realized gain (loss) on
 investment transactions .................      (16,149,403)          12,895,906           202,289              (672,355,741)
Net unrealized appreciation on investment
 transactions ............................       36,503,474           17,303,696         1,292,123                80,090,818
                                              -------------        -------------      ------------           ---------------
                                              $ 317,473,903        $ 129,858,618      $ 24,997,177           $   523,319,081
                                              =============        =============      ============           ===============
                                              GLOBAL SCIENCE
                                               & TECHNOLOGY           GLOBAL             ALL-CAP                 HEALTH
                                              OPPORTUNITIES          RESOURCES       GLOBAL RESOURCES            SCIENCES
                                             -------------         -------------     --------------------    ---------------
Capital paid in ..........................   $ 101,329,590         $ 522,562,125     $ 16,986,026            $   120,739,290
End of period undistributed net investment
 income (distributions in excess of net
 investment income or accumulated net
 investment loss) ........................        (205,899)           (5,507,347)           4,940                    (27,584)
Accumulated net realized gain (loss) on
 investment transactions and foreign
 currency related transactions ...........     (79,499,294)           52,933,232           (6,442)                 1,233,926
Net unrealized appreciation (depreciation)
 on investment transactions and foreign
 currency related transactions ...........       1,926,099           369,436,856         (169,964)                12,699,002
                                             --------------        -------------     -------------           ---------------
                                             $  23,550,496         $ 939,424,866     $ 16,814,560            $   134,644,634
                                             ==============        =============     =============           ===============

                                                                  U.S.
                                                             OPPORTUNITIES
                                                           -----------------
Capital paid in ..........................................  $  185,931,106
End of period undistributed net investment income
 (distributions in excess of net investment income or
 accumulated net investment loss) ........................        (713,943)
Accumulated net realized gain (loss) on investment
 transactions, futures, options, swaptions, swap contracts
 and foreign currency related transactions ...............    (107,784,681)
Net unrealized appreciation (depreciation) on investment
 transactions, futures, options, swaptions, swap contracts
 and foreign currency related transactions ...............      16,125,915
                                                            --------------
                                                            $   93,558,397
                                                            ==============

                                                             INTERNATIONAL         ASSET
                                                             OPPORTUNITIES      ALLOCATION           INDEX
                                                           ----------------- ---------------- ------------------
Capital paid in ..........................................   $ 439,025,540    $ 698,385,189    $ 1,220,292,938
End of period undistributed net investment income
 (distributions in excess of net investment income or
 accumulated net investment loss) ........................      (1,905,637)      (4,527,148)            40,179
Accumulated net realized gain (loss) on investment
 transactions, futures, options, swaptions, swap contracts
 and foreign currency related transactions ...............      (2,591,446)      24,414,475       (303,660,113)
Net unrealized appreciation (depreciation) on investment
 transactions, futures, options, swaptions, swap contracts
 and foreign currency related transactions ...............      75,660,714       70,788,609        426,615,605
                                                             -------------    -------------    ---------------
                                                             $ 510,189,171    $ 789,061,125    $ 1,343,288,609
                                                             =============    =============    ===============

(H) Federal Tax Information

     No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal
Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital gain and foreign currency distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes.

188

                                BLACKROCK FUNDS

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

     The estimated tax character of distributions paid during the six months ended March 31, 2005, and the tax character of distributions paid during the year ended September 30, 2004 were as follows:

                                           ORDINARY        LONG-TERM          TOTAL
                                            INCOME       CAPITAL GAIN     DISTRIBUTIONS
                                        -------------   --------------   --------------
   Investment Trust
    3/31/05 .........................    $   464,247     $          -     $    464,247
    9/30/04 .........................        893,694                -          893,694
   Large Cap Value
    3/31/05 .........................      2,148,167                -        2,148,167
    9/30/04 .........................      3,331,111                -        3,331,111
   Dividend Acheivers ...............
    3/31/05 .........................        106,847            9,517          116,364
   Mid-Cap Value
    3/31/05 .........................      5,353,649        1,890,640        7,244,289
    9/30/04 .........................        194,370                -          194,370
   Aurora
    3/31/05 .........................     51,580,297      285,689,841      337,270,138
    9/30/04 .........................              -        1,642,569        1,642,569
   Small Cap Value
    3/31/05 .........................     17,073,528        8,151,685       25,225,213
    9/30/04 .........................      6,523,912        9,724,645       16,248,557
   Small Cap Core
    3/31/05 .........................              -          103,852          103,852
    9/30/04 .........................              -           29,531           29,531
   Global Resources*
    7/1/04 through 3/31/05 ..........      5,103,905       25,591,089       30,694,994
    6/30/04 .........................      5,770,903                -        5,770,903
   Health Sciences*
    3/1/04 through 2/28/05 ..........      1,253,067        5,042,744        6,295,811
   International Opportunities
    3/31/05 .........................      3,350,147                -        3,350,147
    9/30/04 .........................        153,612                -          153,612
   Asset Allocation                                                                  -
    3/31/05 .........................      2,521,137                -        2,521,137
    9/30/04 .........................      1,647,304                -        1,647,304
   Index*
    12/1/04 through 3/31/05 .........     13,207,680                -       13,207,680
    11/30/04 ........................     15,470,115                -       15,470,115

* BlackRock Global Resources Portfolio has a tax year end of 6/30.  BlackRock
   Health Sciences Portfolio has a tax year end of 2/28.  BlackRock Index
   Equity Portfolio has a tax year end of 11/30.

                                                                             189

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     As of March 31, 2005, the estimated tax components of distributable earnings/(accumulated losses) were as follows:

                                                        UNDISTRIBUTED   UNDISTRIBUTED     ACCUMULATED          POST-
                                                           ORDINARY       LONG-TERM         CAPITAL           OCTOBER
                                                            INCOME       CAPITAL GAIN       LOSSES             LOSSES
                                                       --------------- --------------- ---------------- -------------------
   Investment Trust .................................. $ 3,017,630     $ 16,540,191    $          -        $         -
   Large Cap Value ...................................      40,365                -     (39,259,870)                 -
   Large Cap Growth ..................................     305,356                -    (388,829,419)                 -
   Dividend AchieversTM ..............................      11,293            9,924               -                  -
   Legacy ............................................   1,264,048                -    (122,909,701)                 -
   Mid-Cap Value .....................................  14,591,817       20,637,254               -                  -
   Mid-Cap Growth ....................................           -                -    (375,176,953)                 -
   Aurora ............................................  10,392,006      581,631,357               -                  -
   Small/Mid-Cap Growth ..............................           -                -      (8,533,166)                 -
   Small Cap Value ...................................   6,771,299        6,371,352               -                  -
   Small Cap Core ....................................     113,247           64,858               -                  -
   Small Cap Growth ..................................           -                -    (670,991,529)                 -
   Global Science & Technology Opportunities .........           -                -     (79,386,886)                 -
   Global Resources ..................................  11,364,302       37,974,678               -             (1,227)(1)
   All-Cap Global Resources ..........................       2,066                -               -                  -
   Health Sciences ...................................     628,866        1,767,485                                  -
   U.S. Opportunities ................................           -                -    (107,665,958)                 -
   International Opportunities .......................     786,542                -      (5,590,177)                 -
   Asset Allocation ..................................     278,745                -     (18,029,881)          (191,124)(1)
   Index .............................................           -                -    (201,291,828)                 -

(1) Includes estimated Post-October currency losses of $1,227 for the BlackRock
    Global Resources Portfolio and $191,124 for the BlackRock Asset Allocation
    Portfolio.

     The estimated Post-October losses represent losses realized on investment transactions from November 1, 2004 through March 31, 2005 that, in accordance with Federal income tax regulations, the Portfolios may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

     At September 30, 2004, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

                                                       EXPIRING JUNE 30
                                         ---------------------------------------------
                                            2008           2009            2010
                                         ----------    ------------    ------------
   Global Resources .................... $        -    $          -    $          -
                                                     EXPIRING SEPTEMBER 30
                                         ----------------------------------------------
                                            2008           2009            2010
                                         ----------    ------------    ------------
   Investment Trust .................... $        -    $          -    $ 78,286,446
   Large Cap Value .....................          -               -      16,764,384
   Large Cap Growth ....................          -               -     391,628,132
   Dividend AchieversTM ................          -               -               -
   Mid-Cap Growth ......................          -       7,951,583     364,728,815
   Small/Mid-Cap Growth ................          -               -       8,701,249
   Small Cap Growth ....................          -               -     584,779,122
   Global Science & Technology
    Opportunities ......................    861,796       7,130,245      72,072,910
   U.S. Opportunities ..................          -               -     100,187,768
   International Opportunities .........          -       5,406,283      28,712,852
   Asset Allocation ....................          -               -      17,967,754
                                                      EXPIRING OCTOBER 31
                                         ---------------------------------------------
                                            2008           2009            2010
                                         ----------    ------------    ------------
   Legacy .............................. $        -    $ 32,276,168    $ 76,300,059
                                                     EXPIRING NOVEMBER 30
                                         ---------------------------------------------
                                            2008           2009            2010
                                         ----------    ------------    ------------
   Index ............................... $1,523,612    $  8,460,342    $ 79,252,195

                                             2011             TOTAL
                                         ------------          ------
   Global Resources .................... $  4,422,538   $   4,422,538

                                             2011             2012             TOTAL
                                         ------------   -------------           -------
   Investment Trust .................... $ 15,933,441   $           -      $ 94,219,887
   Large Cap Value .....................   45,406,914               -        62,171,298
   Large Cap Growth ....................    5,639,584               -       397,267,716
   Dividend AchieversTM ................            -           2,818             2,818
   Mid-Cap Growth ......................   31,703,152               -       404,383,550
   Small/Mid-Cap Growth ................      153,891               -         8,855,140
   Small Cap Growth ....................  104,987,092               -       689,766,214
   Global Science & Technology
    Opportunities ......................            -               -        80,064,951
   U.S. Opportunities ..................   16,513,511               -       116,701,279
   International Opportunities .........            -               -        34,119,135
   Asset Allocation ....................   24,829,943               -        42,797,697

                                             2011             TOTAL
                                         ------------   -------------
   Legacy .............................. $ 18,377,786   $ 126,954,013

                                             2011             TOTAL
                                         ------------   -------------
   Index ............................... $117,169,455   $ 206,405,604

190

                                BLACKROCK FUNDS

(I) Subsequent Events

     In April of 2005, BlackRock determined that the BlackRock Asset Allocation
Portfolio held high yield bonds as a result of the Reorganization. The
Portfolio sold the bonds and BlackRock reimbursed the Portfolio for the realized losses incurred from the date of the Reorganization (See Note (B))
through April 18, 2005. The amount of the reimbursement for the realized losses was $92,690.

                                                                             191

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

(A)  Board of Trustees' Consideration of the Advisory Contracts. Investment
   advisory and subadvisory agreements ("Advisory Contracts") for the Equity
   Portfolios (each, a "Portfolio") of BlackRock Funds (the "Fund") were most recently approved by the Board of Trustees (the "Board" or the "Trustees")
   of the Fund at an in-person meeting of the Board held on March 1, 2005, including a majority of the Trustees who are not parties to the Advisory
   Contracts or interested persons of any such party (as such term is defined in the Investment Company Act of 1940) (the "Independent Trustees").  In
   determining to approve the Advisory Contracts, the Trustees met with the relevant investment advisory personnel from BlackRock Advisors, Inc.,
   BlackRock Financial Management, Inc. and BlackRock International, Ltd. (the
   "Advisers") and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Contracts.  The Board received materials in advance of the meeting relating to its consideration of the
   Advisory Contracts for the Portfolios being considered for approval or renewal, including: (i) fees and expense ratios of each class of each
   Portfolio in comparison to the fees and expense ratios of a peer group of funds, which consists of funds that have all of the following similar criteria: fund type, investment classification and objective, load type, asset level and expense structure and components ("peer group"); (ii)
   information on the investment performance of each Portfolio in comparison to the investment performance of a peer universe of funds, which is broader than a peer group and consists of funds that have all of the following similar criteria: fund type, investment classification and objective and load type ("performance universe"); (iii) the Advisers' economic outlook for the Portfolios and their general investment outlook for the markets;
   (iv) information with respect to profitability of BlackRock, Inc.
   ("BlackRock") and PNC Bank-affiliated companies with respect to each
   Portfolio, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the Advisers; and (vi) information regarding compliance records and regulatory matters relating to the Advisers.  The matters discussed below were considered separately by the Independent
   Trustees in an executive session, during which counsel who is independent of the Advisers and the Fund provided guidance to the Independent Trustees.

   Fees and Expenses. In approving the Advisory Contracts, the Trustees, including the Independent Trustees, considered the fees and expense ratios of each class of shares of each Portfolio.  They compared the fees, both before (referred to as "Contractual") and after (referred to as "Actual")
   any fee waivers and expense reimbursements, and expense ratios of each
   Portfolio against fees and expense ratios of a peer group.  Both the peer group category and the funds within the peer group with respect to the fee and expense ratio comparisons were selected by Lipper, Inc. ("Lipper"), which is not affiliated with the Advisers.  The Investor A class and
   Institutional class were used to represent all of the Portfolios' share classes for purposes of the Lipper survey, as Lipper differentiated between retail and institutional funds in selecting funds in the peer group.
   Taking into account the recent reorganization of certain State Street
   Research mutual funds with certain Portfolios, Lipper used the Portfolios'
   proforma expense information provided by PFPC Inc., the Fund's administrator, to reflect post-reorganization data for each of the expense categories.1 In evaluating the Portfolios' advisory fees, the Trustees also took into account the complexity of investment management for the
   Portfolios relative to other types of funds.

   1The post-reorganization proforma data reflected expense caps, the elimination of shareholder processing fees, increased transfer agency fees, costs associated with new shareholder administrative services arrangements and increased asset levels resulting from the reorganization of the State
   Street Research mutual funds with certain Portfolios.

192

                                BLACKROCK FUNDS

   In considering data based on information provided by Lipper, the Trustees noted that of the 19 Portfolios with Advisory Contracts subject to re-approval, 14 of the 38 share classes of the Portfolios (37%) have contractual advisory fees higher than the median for their respective peer groups.2 With regard to the 14 classes that have advisory fees higher than the peer group median, the Trustees noted:

       o   In the case of 3 classes (21% of the total classes with advisory fees higher than the peer group median), the difference from the median of their respective peer groups is 5 basis points or less
          (Institutional class: Mid-Cap Growth Equity; Investor A class:
          International Opportunities, Mid-Cap Growth Equity).

       o   3 classes (21% of the total classes with advisory fees higher than the peer group median), while having contractual advisory fees higher than the median for their respective peer groups, have actual advisory fees that are lowered by waivers or expense reimbursements.
          Specifically, (a) after waivers or expense reimbursements, 2 classes
          (14%) have actual advisory fees lower than or equal to their respective peer group medians (Institutional class: Mid-Cap Value
          Equity; Investor A class: Mid-Cap Value Equity); and (b) after waivers or expense reimbursements, 1 class (7%) has actual management fees lower than or equal to the peer group median (Investor A class:
          Small Cap Core Equity).  For purposes of the Lipper materials, advisory fees are a component (together with administrative fees) of management fees.

       o   1 class (7% of the total classes with advisory fees higher than the peer group median), while having contractual advisory fees higher than the median for their respective peer groups, has actual total expenses lower than or equal to such medians (Institutional class:
          International Opportunities).

       o   4 classes (29% of the total classes with advisory fees higher than the peer group median), while having contractual advisory fees higher than the median for their respective peer groups, have at least two performance periods out of their one-, three- or five-year performance periods that are better than or equal to their respective performance universe medians (Institutional class: Aurora, Global
          Resources; Investor A class: Aurora, Global Resources).

       o   3 classes (21% of the total classes with advisory fees higher than the peer group median), while having contractual advisory fees higher than the median for their respective peer groups, have outperformed their respective performance universe medians for one performance period out of the one-, three- and five-year periods (Institutional class: Small Cap Core Equity, U.S. Opportunities; Investor A class:
          U.S. Opportunities).  Furthermore, the Trustees will continue to monitor the fee level and overall performance of these classes.

   The Trustees also were provided with information about the services rendered, and the feerates offered, to other clients advised by the
   Advisers, including closed-end investment companies and accounts that are not investment companies.

   Following consideration of this information, the Trustees, including the
   Independent Trustees, concluded that the fees to be paid pursuant to the
   Advisory Contracts were fair and reasonable in light of the services provided.

   2The Lipper peer group median was chosen as a conservative point of reference, taking into account that one-half of the population will have fees/expenses lower than the median.

                                                                             193

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

   Nature, Extent and Quality of Services. The Trustees, including the
   Independent Trustees, received information concerning the investment philosophy and investment process used by the Advisers in managing the
   Portfolios, as well as a description of the capabilities, personnel and services of each Adviser and a copy of the current Form ADV of BlackRock
   Advisors, Inc.  In connection with this, the Trustees considered each of the Advisers' in-house research capabilities as well as other resources available to its personnel.  The Trustees considered the scope of the services provided by the Advisers to the Portfolios under the Advisory
   Contracts relative to services typically provided by third parties to other funds.  The Trustees noted that the standard of care applicable under the
   Advisory Contracts was comparable to that found generally in investment company advisory agreements.  The Trustees concluded that the scope of the
   Advisers' services to be provided to the Portfolios was consistent with the
   Portfolios' operational requirements, including, in addition to seeking to meet their investment objectives, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

   The Trustees also considered the quality of the services provided by the
   Advisers to the Portfolios.  The Trustees evaluated the procedures of the
   Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their respective codes of ethics (regulating the personal trading of their officers and employees), the procedures by which each of the Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of each of the Advisers in these matters.  The Trustees also received information concerning standards of the Advisers with respect to the execution of portfolio transactions.

   The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the applicable Advisory Contract.  The Trustees also took into account the time and attention devoted by senior management of the Advisers to the Portfolios.  The Trustees also considered the business reputation of each Adviser and its respective financial resources and concluded that each of the Advisers would be able to meet any reasonably foreseeable obligation under the Advisory Contracts.

   Fund Performance. The Board of Trustees, including the Independent
   Trustees, received and considered information about each Portfolio's investment performance in comparison to the investment performance of its respective performance universe.  The funds included within each
   Portfolio's performance universe were selected by Lipper.  The Board was provided with performance data for the one-, three-, five- and ten-year periods, as applicable, ended November 30, 2004 ("relevant periods").  The
   Board also reviewed the investment performance of the Portfolios and the
   Adviser's market outlook with respect to the Portfolios.

   The Trustees noted that of the 38 classes of Portfolios subject to review at the Board meeting, 8 classes (21%) had been in existence for less than five years.3 The Board reviewed the performance record of these classes.
   Of the remaining classes that had existed more than five years, 17 classes
   (45%) performed at or better than their respective performance universe medians during at least two of the relevant periods, while 13 classes (34%)
   performed below their respective performance universe medians during at least two of the relevant periods.  In regard to each of these 13 classes, the Trustees noted:

     3The Dividend Achievers Portfolio (two classes total) was organized in
   2004.

194

                                BLACKROCK FUNDS

   o   All 13 classes performed below their respective performance universe medians during at least two of the relevant periods by more than 10%
      (Institutional class: Large Cap Growth Equity, Large Cap Value Equity,
      Mid-Cap Growth Equity, Small Cap Growth Equity, Small Cap Value Equity,
      U.S. Opportunities; Investor A class: Index Equity, Large Cap Growth
      Equity, Large Cap Value Equity, Mid-Cap Growth Equity, Small Cap Growth
      Equity, Small-Cap Value Equity, U.S. Opportunities).  These 13 classes consist of classes from 7 different Portfolios.  The Board noted the following with respect to these 7 Portfolios (and specific classes, where applicable):

       o   Large Cap Growth Equity and Large Cap Value Equity Portfolios - In
          the judgment of the Advisers, the Portfolios' peer groups as selected by Lipper did not accurately reflect the asset class of these
          Portfolios.  The Large Cap Growth Equity and Large Cap Value Equity
          Portfolios were compared to multi-cap peer groups that include small cap holdings, which dramatically outperformed their large cap counterparts during the relevant periods.  When the Advisers compared these Portfolios to appropriate benchmarks that, in the judgment of the Advisers, are more appropriate (Morningstar peer groups), the
          Large Cap Growth Equity and Large Cap Value Equity Portfolios both show steadily improving active performance from five- to three- and one-year periods, and the one-year performances of both Portfolios exceeded that of Morningstar's benchmark categories.

       o   Mid-Cap Growth Equity, U.S. Opportunities and Index Equity
          Portfolios - In comparing the five-year performance to the three- and one-year performance ranking of the Portfolios, the performance ranking of each Portfolio has been improving within its respective peer group.  In addition, the Advisers informed the Board that the
          U.S. Opportunities Portfolio expanded its investment guidelines effective December 2002, changed its Lipper classification to Mid-Cap
          Core Index, and performed in the top Lipper quintile for that classification for the two-year period ending November 30, 2004.

       o   Small Cap Growth Equity and Small Cap Value Equity Portfolios - In
          the judgment of the Adviser, the small-cap core peer group selected by Lipper does not properly reflect the asset class of the Small Cap
          Growth Equity Portfolio, and when compared to a more appropriate benchmark (Morningstar), Small Cap Growth's active three-year period performance is positive.  In addition, the Adviser informed the Board that a new portfolio management team was introduced for both the
          Small Cap Growth Equity and Small Cap Value Equity Portfolios in the
          past three years, which may have had an impact on the performances of those Portfolios.

   The Trustees discussed other factors relevant to the performance of the
   Portfolios.  The Trustees determined that, while the performance records of certain of the Portfolios could be improved, the Advisers were taking steps to address relative underperformance.

   Profitability. The Board of Trustees, including the Independent Trustees, considered the level of the Advisers' and affiliates' profits in respect of their relationship with the Portfolios.  This consideration included a broad review of the Advisers' methodology in allocating their costs to the management of a Portfolio.  The Board of Trustees considered the profits realized by the Advisers and affiliates in connection with the operation of each Portfolio and whether the amount of profit is a fair profit relative to their relationship with the Portfolio.  The Board of Trustees, including the Independent Trustees, also considered the Advisers' profit margins in comparison with available industry data.  The Board concluded that each
   Adviser's profit is a reasonable profit relative to the services provided to the Portfolios.

   Economies of Scale. The Board of Trustees, including the Independent
   Trustees, considered whether there have been economies of scale in respect of the management of each Portfolio, whether each Portfolio

                                                                             195

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

   has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

   The Board considered that economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate.  The
   Board noted that for the fiscal year ended September 30, 2004, none of the
   Portfolios had reached their respective specified asset levels to trigger the breakpoints to their respective advisory fee rates.  The Board also considered the fee waivers and expense reimbursement arrangements by the
   Advisers.  The Board determined that the advisory fee structure was reasonable and that no changes were currently necessary.

   Other Benefits to the Advisers. The Board of Trustees, including the
   Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also other potential benefits to the
   Advisers, such as the ability to leverage investment professionals that also manage other portfolios, raising the profile of BlackRock in the broker-dealer community, and the engagement of affiliates of the Advisers as service providers to the Portfolios, including for administrative, transfer agency, distribution and custodial services.  The Board also noted
   that the Advisers may benefit from the use of soft dollars for research, which may be used by the Advisers to manage other accounts.

   The Board concluded that other ancillary benefits that the Advisers and their affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios, such as those noted above, were consistent with those available to other mutual fund sponsors.

   No single factor was considered in isolation or to be determinative in the
   Board's decision to approve the Advisory Contracts.  Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Advisory Contracts, including the fees to be charged for services thereunder.

(B)  PricewaterhouseCoopers LLP ("PwC"), the Fund's former independent auditor, has been hired as an
   internal audit supporting service provider by The PNC Financial Services
   Group, Inc. ("PNC"), the parent company of the Fund's investment adviser and certain other service providers. In order to provide certain services to PNC and its affiliates which would have caused PwC to no longer be independent with respect to the Fund, PwC declined to stand for re-election as independent auditor of the Fund after the completion of the fiscal 2003 audit.

   The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent auditor to audit the Fund's financial statements for fiscal year 2005. A majority of the Fund's Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche
   LLP as the Fund's independent auditor for the Fund's fiscal 2005 audit on
   November 12, 2004, subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(C)  As previously disclosed, BlackRock has received subpoenas from various federal and state governmental and regulatory authorities and various information requests from the Securities and Exchange Commission in connection with ongoing industry-wide investigations of mutual fund matters.

(D)  The amounts paid by the Fund to the Chief Compliance Officer (CCO) for the
   six months ended March 31, 2005, were $81,903.

196

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

TABLE OF CONTENTS THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

PERFORMANCE CHART THE DFA INVESTMENT TRUST COMPANY

199

DISCLOSURE OF FUND EXPENSES THE DFA INVESTMENT TRUST COMPANY

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

•	Actual fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•	Hypothetical 5% return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case — because the return used is not the fund’s actual return — the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The “Annualized Expense Ratio” represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

For the Period June 1, 2004 to November 30, 2004

Expense Table

The U.S. Large Company Series	Beginning Account Value 6/01/04	Ending Account Value 11/30/04	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,056.20	0.05%	$0.26
Hypothetical 5% Return	$1,000.00	$1,024.75	0.05%	$0.25

*	Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

200

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited) THE DFA INVESTMENT TRUST COMPANY

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2004

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The U.S. Large Company Series
Financials	20.0%
Information Technology	16.3
Health Care	12.4
Industrials	11.9
Consumer Discretionary	11.4
Consumer Staples	10.5
Energy	7.5
Telecommunication Services	3.3
Materials	3.2
Utilities	3.0
REITS	0.5

100.0%

201

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

	March 31, 2005
	(Unaudited)
	Shares	Value†

COMMON STOCKS — (95.3%)
3M Co.	263,000	$22,536,470
Abbott Laboratories	530,900	24,750,558
Ace, Ltd.	96,800	3,994,936
ADC Telecommunications, Inc.	276,100	549,439	*
Adobe Systems, Inc.	82,900	5,568,393
Advanced Micro Devices, Inc.	134,200	2,163,304	*
AES Corp.	221,000	3,619,980	*
Aetna, Inc.	100,300	7,517,485
Affiliated Computer Services, Inc. Class A	43,100	2,294,644	*
AFLAC, Inc.	170,900	6,367,734
Agilent Technologies, Inc.	147,200	3,267,840	*#
Air Products & Chemicals, Inc.	77,500	4,904,975
Alberto-Culver Co. Class B	28,800	1,378,368
Albertson’s, Inc.	125,300	2,587,445	#
Alcoa, Inc.	296,800	9,019,752
Allegheny Energy, Inc.	46,800	966,888	*#
Allegheny Technologies, Inc.	30,500	735,355
Allergan, Inc.	44,800	3,112,256
Allied Waste Industries, Inc.	92,400	675,444	*
Allstate Corp.	231,300	12,504,078
Alltel Corp.	103,000	5,649,550	#
Altera Corp.	126,800	2,508,104	*
Altria Group, Inc.	704,500	46,067,255
AMBAC Financial Group, Inc.	37,000	2,765,750
Amerada Hess Corp.	29,000	2,790,090
Ameren Corp.	66,500	3,259,165
American Electric Power Co., Inc.	130,500	4,444,830
American Express Co.	399,500	20,522,315
American International Group, Inc.	887,000	49,148,670
American Power Conversion Corp.	61,200	1,597,932
American Standard Companies, Inc.	61,300	2,849,224
AmerisourceBergen Corp.	37,800	2,165,562
Amgen, Inc.	426,700	24,838,207	*#
AmSouth Bancorporation	120,900	3,137,355
Anadarko Petroleum Corp.	80,700	6,141,270
Analog Devices, Inc.	126,900	4,586,166
Andrew Corp.	54,800	641,708	*
Anheuser-Busch Companies, Inc.	264,600	12,539,394	#
AON Corp.	107,700	2,459,868
Apache Corp.	111,200	6,808,776
Apartment Investment & Management Co. Class A	32,600	1,212,720
Apollo Group, Inc. Class A	56,400	4,176,984	*
Apple Computer, Inc.	278,300	11,596,761	*
Applera Corp. — Applied Biosystems Group	66,900	1,320,606
Applied Materials, Inc.	568,000	9,230,000	*
Applied Micro Circuits Corp.	104,900	345,121	*
Archer-Daniels-Midland Co.	212,200	5,215,876
Archstone-Smith Trust	68,100	2,322,891
Ashland, Inc.	22,600	1,524,822
AT&T Corp.	272,500	5,109,375
Autodesk, Inc.	78,200	2,327,232
Automatic Data Processing, Inc.	198,600	8,927,070
AutoNation, Inc.	76,900	1,456,486	*
Autozone, Inc.	23,000	1,971,100	*
Avaya, Inc.	163,400	1,908,512	*
Avery Dennison Corp.	34,700	2,148,971
Avon Products, Inc.	160,600	6,896,164
Baker Hughes, Inc.	115,200	5,125,248
Ball Corp.	37,400	1,551,352

	March 31, 2005
	(Unaudited)
	Shares	Value†

Bank of America Corp.	1,380,500	$60,880,050
Bank of New York Co., Inc.	265,100	7,701,155
Bard (C.R.), Inc.	35,700	2,430,456
Bausch & Lomb, Inc.	18,300	1,341,390
Baxter International, Inc.	211,100	7,173,178
BB&T Corp.	186,800	7,300,144
Bear Stearns Companies, Inc.	38,500	3,846,150
Becton Dickinson & Co.	86,200	5,035,804
Bed Bath and Beyond, Inc.	103,000	3,763,620	*
BellSouth Corp.	623,700	16,397,073
Bemis Co., Inc.	36,500	1,135,880
Best Buy Co., Inc.	101,700	5,492,817
Big Lots, Inc.	38,400	461,568	*
Biogen Idec, Inc.	113,600	3,920,336	*
Biomet, Inc.	86,100	3,125,430
BJ Services Co.	55,300	2,868,964
Black & Decker Corp.	27,300	2,156,427
BMC Software, Inc.	75,400	1,131,000	*
Boeing Co.	283,500	16,573,410
Boston Scientific Corp.	258,800	7,580,252	*
Bristol-Myers Squibb Co.	665,400	16,941,084
Broadcom Corp.	99,000	2,962,080	*
Brown-Forman Corp. Class B	30,700	1,680,825
Brunswick Corp.	33,000	1,546,050
Burlington Northern Santa Fe Corp.	128,900	6,951,577
Burlington Resources, Inc.	131,800	6,599,226
Calpine Corp.	181,900	509,320	*#
Campbell Soup Co.	110,900	3,218,318
Capital One Financial Corp.	84,200	6,295,634
Cardinal Health, Inc.	147,700	8,241,660
Caremark Rx, Inc.	155,700	6,193,746	*
Carnival Corp.	179,400	9,294,714
Caterpillar, Inc.	116,800	10,680,192
Cendant Corp.	359,300	7,380,022
CenterPoint Energy, Inc.	98,500	1,184,955
Centex Corp.	43,100	2,468,337
CenturyTel, Inc.	45,800	1,504,072
ChevronTexaco Corp.	716,600	41,784,946
Chiron Corp.	50,300	1,763,518	*
Chubb Corp.	65,200	5,168,404
CIENA Corp.	194,900	335,228	*
CIGNA Corp.	44,800	4,000,640
Cincinnati Financial Corp.	54,100	2,359,301
Cinergy Corp.	65,200	2,641,904
Cintas Corp.	50,900	2,102,679
Circuit City Stores, Inc.	65,100	1,044,855
Cisco Systems, Inc.	2,201,400	39,383,046	*
CIT Group, Inc.	71,800	2,728,400
Citigroup, Inc.	1,779,500	79,970,730
Citizens Communications Co.	114,300	1,479,042
Citrix Systems, Inc.	57,800	1,376,796	*
Clear Channel Communications, Inc.	179,500	6,187,365
Clorox Co.	52,200	3,288,078
CMS Energy Corp.	66,500	867,160	*
Coach, Inc.	65,100	3,686,613	*
Coca-Cola Co.	771,500	32,148,405
Coca-Cola Enterprises, Inc.	120,100	2,464,452
Colgate-Palmolive Co.	179,000	9,338,430
Comcast Corp. Class A	753,300	25,446,474	*
Comerica, Inc.	58,000	3,194,640
Compass Bancshares, Inc.	42,100	1,911,340
Computer Associates International, Inc.	182,255	4,939,110
Computer Sciences Corp.	65,100	2,984,835	*

202

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	March 31, 2005
	(Unaudited)
	Shares	Value†

Compuware Corp.	131,900	$949,680	*
Comverse Technology, Inc.	67,400	1,699,828	*
ConAgra, Inc.	175,500	4,742,010
ConocoPhillips	236,900	25,547,296
Consolidated Edison, Inc.	82,600	3,484,068
Constellation Energy Group	60,200	3,112,340
Convergys Corp.	48,400	722,612	*
Cooper Industries, Ltd.	31,600	2,260,032
Cooper Tire & Rubber Co.	23,900	438,804
Corning, Inc.	480,100	5,343,513	*
Costco Wholesale Corp.	160,900	7,108,562
Countrywide Financial Corp.	197,700	6,417,342
CSX Corp.	73,400	3,057,110
Cummins, Inc.	14,600	1,027,110
CVS Corp.	136,300	7,172,106
Dana Corp.	51,100	653,569
Danaher Corp.	93,700	5,004,517
Darden Restaurants, Inc.	50,300	1,543,204
Deere & Co.	84,100	5,645,633
Dell, Inc.	837,500	32,176,750	*#
Delphi Corp.	191,100	856,128
Delta Air Lines, Inc.	47,600	192,780	*#
Devon Energy Corp.	163,200	7,792,800
Dillards, Inc. Class A	24,000	645,600
Disney (Walt) Co.	697,200	20,030,556
Dollar General Corp.	102,600	2,247,966
Dominion Resources, Inc.	116,000	8,633,880
Donnelley (R.R.) & Sons Co.	73,400	2,320,908
Dover Corp.	69,400	2,622,626
Dow Chemical Co.	324,700	16,186,295
Dow Jones & Co., Inc.	24,000	896,880
DTE Energy Co.	59,300	2,696,964
Duke Energy Corp.	319,400	8,946,394
DuPont (E.I.) de Nemours & Co., Inc.	339,600	17,401,104
Dynegy, Inc.	112,700	440,657	*
E*TRADE Financial Corp.	126,200	1,514,400	*
Eastman Chemical Co.	26,600	1,569,400
Eastman Kodak Co.	97,600	3,176,880
Eaton Corp.	52,000	3,400,800
eBay, Inc.	412,100	15,354,846	*
Ecolab, Inc.	75,200	2,485,360
Edison International	110,900	3,850,448
El Paso Corp.	219,100	2,318,078
Electronic Arts, Inc.	104,900	5,431,722	*
Electronic Data Systems Corp.	176,300	3,644,121
EMC Corp.	819,200	10,092,544	*
Emerson Electric Co.	142,800	9,272,004
Engelhard Corp.	41,600	1,249,248
Entergy Corp.	72,600	5,129,916
EOG Resources, Inc.	81,400	3,967,436
Equifax, Inc.	46,000	1,411,740
Equity Office Properties Trust	137,300	4,136,849
Equity Residential	96,300	3,101,823
Exelon Corp.	226,400	10,389,496	#
Express Scripts, Inc.	25,900	2,258,221	*
Exxon Mobil Corp.	2,174,600	129,606,160
Family Dollar Stores, Inc.	57,100	1,733,556
Federal Home Loan Mortgage Corporation	234,300	14,807,760
Federal National Mortgage Association	329,700	17,952,165
Federated Department Stores, Inc.	57,700	3,672,028
Federated Investors, Inc.	32,400	917,244
FedEx Corp.	102,600	9,639,270

	March 31, 2005
	(Unaudited)
	Shares	Value†

Fifth Third Bancorp	177,100	$7,611,758
First Data Corp.	273,100	10,735,561
First Horizon National Corp.	41,900	1,709,101
FirstEnergy Corp.	112,300	4,710,985
Fiserv, Inc.	65,800	2,618,840	*
Fisher Scientific International, Inc.	40,000	2,276,800	*
Fluor Corp.	29,100	1,613,013
Ford Motor Co.	623,500	7,064,255
Forest Laboratories, Inc.	119,700	4,422,915	*
Fortune Brands, Inc.	49,400	3,983,122
FPL Group, Inc.	133,200	5,347,980
Franklin Resources, Inc.	67,400	4,627,010
Freeport-McMoRan Copper & Gold, Inc. Class B	60,900	2,412,249
Freescale Semiconductor, Inc. Class B	136,800	2,359,800	*
Gannett Co., Inc.	85,600	6,769,248
Gap, Inc.	250,800	5,477,472
Gateway, Inc.	101,800	410,254	*
General Dynamics Corp.	68,200	7,300,810
General Electric Co.	3,609,600	130,162,176
General Mills, Inc.	124,300	6,109,345
General Motors Corp.	192,400	5,654,636	#
Genuine Parts Co.	59,500	2,587,655
Genzyme Corp.	84,400	4,831,056	*
Georgia-Pacific Corp.	88,500	3,140,865
Gilead Sciences, Inc.	147,400	5,276,920	*
Gillette Co.	337,600	17,042,048
Golden West Financial Corp.	96,200	5,820,100
Goodrich (B.F.) Co.	40,900	1,566,061
Goodyear Tire & Rubber Co.	59,900	799,665	*#
Grainger (W.W.), Inc.	28,400	1,768,468
Great Lakes Chemical Corp.	17,500	562,100
Guidant Corp.	109,900	8,121,610
H&R Block, Inc.	56,300	2,847,654
Halliburton Co.	171,800	7,430,350
Harley-Davidson, Inc.	99,500	5,747,120	#
Harrahs Entertainment, Inc.	38,700	2,499,246	#
Hartford Financial Services Group, Inc.	100,700	6,903,992
Hasbro, Inc.	56,800	1,161,560
HCA, Inc.	140,200	7,510,514
Health Management Associates, Inc.	83,100	2,175,558
Heinz (H.J.) Co.	119,200	4,391,328
Hercules, Inc.	38,100	551,688	*
Hershey Foods Corp.	74,500	4,504,270
Hewlett-Packard Co.	986,100	21,635,034
Hilton Hotels Corp.	131,000	2,927,850
Home Depot, Inc.	747,800	28,595,872
Honeywell International, Inc.	289,700	10,779,737
Hospira, Inc.	53,200	1,716,764	*
Humana, Inc.	54,800	1,750,312	*
Huntington Bancshares, Inc.	78,900	1,885,710
Illinois Tool Works, Inc.	93,500	8,371,055
IMS Health, Inc.	79,000	1,926,810
Ingersoll-Rand Co., Ltd. Class A	59,000	4,699,350
Intel Corp.	2,120,600	49,261,538
International Business Machines Corp.	556,000	50,807,280
International Flavors & Fragrances, Inc.	30,200	1,192,900
International Game Technology	117,500	3,132,550
International Paper Co.	167,000	6,143,930
Interpublic Group of Companies, Inc.	144,000	1,768,320	*
Intuit, Inc.	63,200	2,766,264	*
ITT Industries, Inc.	31,400	2,833,536
Jabil Circuit, Inc.	62,500	1,782,500	*

203

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	March 31, 2005
	(Unaudited)
	Shares	Value†

Janus Capital Group, Inc.	80,400	$1,121,580
JDS Uniphase Corp.	492,000	821,640	*
Jefferson-Pilot Corp.	46,500	2,280,825
Johnson & Johnson	1,012,700	68,012,932
Johnson Controls, Inc.	65,100	3,629,976
Jones Apparel Group, Inc.	41,700	1,396,533
JPMorgan Chase & Co.	1,210,300	41,876,380
KB Home	14,200	1,667,932
Kellogg Co.	119,500	5,170,765
Kerr-McGee Corp.	55,600	4,355,148
KeyCorp	138,400	4,491,080
KeySpan Corp.	54,800	2,135,556
Kimberly-Clark Corp.	163,900	10,773,147
Kinder Morgan, Inc.	37,400	2,831,180
King Pharmaceuticals, Inc.	82,300	683,913	*
KLA-Tencor Corp.	67,000	3,082,670	*
Knight-Ridder, Inc.	25,800	1,735,050
Kohl’s Corp.	111,000	5,730,930	*
L-3 Communications Holdings, Inc.	39,300	2,791,086
Laboratory Corp. of America Holdings	46,000	2,217,200	*
Leggett & Platt, Inc.	65,000	1,877,200
Lehman Brothers Holdings, Inc.	94,000	8,851,040
Lexmark International, Inc.	43,100	3,446,707	*
Lilly (Eli) & Co.	385,800	20,100,180
Limited Brands, Inc.	130,100	3,161,430
Lincoln National Corp.	59,400	2,681,316
Linear Technology Corp.	104,600	4,007,226
Liz Claiborne, Inc.	37,000	1,484,810
Lockheed Martin Corp.	136,700	8,346,902
Loews Corp.	54,400	4,000,576
Louisiana-Pacific Corp.	37,700	947,778
Lowe’s Companies, Inc.	263,200	15,026,088	#
LSI Logic Corp.	131,000	732,290	*
Lucent Technologies, Inc.	1,508,900	4,149,475	*
M&T Bank Corp.	33,500	3,419,010
Manor Care, Inc.	29,300	1,065,348
Marathon Oil Corp.	118,200	5,545,944
Marriott International, Inc. Class A	68,400	4,573,224
Marsh & McLennan Companies, Inc.	180,100	5,478,642
Marshall & Ilsley Corp.	70,700	2,951,725
Masco Corp.	152,600	5,290,642
Mattel, Inc.	141,900	3,029,565
Maxim Integrated Products, Inc.	111,300	4,548,831
May Department Stores Co.	99,500	3,683,490
Maytag Corp.	27,100	378,587	#
MBIA, Inc.	47,900	2,504,212
MBNA Corp.	435,100	10,681,705
McCormick & Co., Inc.	46,200	1,590,666
McDonald’s Corp.	433,200	13,489,848
McGraw-Hill Companies, Inc.	64,900	5,662,525
McKesson Corp.	100,600	3,797,650
MeadWestavco Corp.	69,000	2,195,580
Medco Health Solutions, Inc.	93,700	4,644,709	*
Medimmune, Inc.	84,700	2,016,707	*
Medtronic, Inc.	411,900	20,986,305
Mellon Financial Corp.	144,300	4,118,322
Merck & Co., Inc.	752,000	24,342,240
Mercury Interactive Corp.	28,700	1,359,806	*
Meredith Corp.	15,500	724,625
Merrill Lynch & Co., Inc.	317,000	17,942,200
MetLife, Inc.	249,600	9,759,360
MGIC Investment Corp.	32,900	2,028,943
Micron Technology, Inc.	209,000	2,161,060	*#

	March 31, 2005
	(Unaudited)
	Shares	Value†

Microsoft Corp.	3,446,000	$83,289,820
Millipore Corp.	17,000	737,800	*
Molex, Inc.	57,100	1,505,156
Molson Coors Brewing Co.	27,400	2,114,458
Monsanto Co.	90,700	5,850,150
Monster Worldwide, Inc.	41,100	1,152,855	*
Moody’s Corp.	46,700	3,776,162
Morgan Stanley	378,900	21,692,025
Motorola, Inc.	835,000	12,499,950
Mylan Laboratories, Inc.	91,700	1,624,924	#
Nabors Industries, Ltd.	48,200	2,850,548	*
National City Corp.	202,400	6,780,400
National Semiconductor Corp.	121,000	2,493,810
National-Oilwell, Inc.	57,100	2,666,570	*
Navistar International Corp.	22,400	815,360	*
NCR Corp.	63,400	2,139,116	*
Network Appliance, Inc.	124,700	3,449,202	*
Newell Rubbermaid, Inc.	93,600	2,053,584
Newmont Mining Corp.	151,200	6,388,200
News Corp. Class A	844,600	14,290,632
Nextel Communications, Inc.	383,700	10,904,754	*
Nicor, Inc.	15,000	556,350
NIKE, Inc. Class B	78,200	6,514,842
NiSource, Inc.	92,400	2,105,796
Noble Corp.	46,200	2,596,902
Nordstrom, Inc.	42,900	2,375,802
Norfolk Southern Corp.	136,400	5,053,620
North Fork Bancorporation, Inc.	160,300	4,446,722
Northern Trust Corp.	69,300	3,010,392
Northrop Grumman Corp.	122,700	6,623,346
Novell, Inc.	129,100	769,436	*
Novellus Systems, Inc.	47,600	1,272,348	*
Nucor Corp.	54,400	3,131,264
Nvidia Corp.	56,600	1,344,816	*
Occidental Petroleum Corp.	135,200	9,622,184
Office Depot, Inc.	106,500	2,362,170	*
OfficeMax, Inc.	31,800	1,065,300
Omnicom Group, Inc.	63,500	5,621,020
Oracle Corp.	1,530,300	19,098,144	*
Paccar, Inc.	59,200	4,285,488
Pactiv Corp.	50,600	1,181,510	*
Pall Corp.	42,200	1,144,464
Parametric Technology Corp.	92,100	514,839	*
Parker Hannifin Corp.	40,900	2,491,628
Paychex, Inc.	121,100	3,974,502
Penney (J.C.) Co., Inc.	97,300	5,051,816
Peoples Energy Corp.	12,900	540,768
Pepsi Bottling Group, Inc.	67,400	1,877,090
PepsiCo, Inc.	571,500	30,306,645
PerkinElmer, Inc.	44,200	911,846
Pfizer, Inc.	2,540,700	66,744,189
PG&E Corp.	122,900	4,190,890
Phelps Dodge Corp.	32,900	3,346,917
Pinnacle West Capital Corp.	31,200	1,326,312
Pitney Bowes, Inc.	78,600	3,546,432
Plum Creek Timber Co., Inc.	62,600	2,234,820
PMC-Sierra, Inc.	61,200	538,560	*
PNC Financial Services Group	96,300	4,957,524
PPG Industries, Inc.	59,000	4,219,680
PPL Corp.	64,400	3,476,956
Praxair, Inc.	109,900	5,259,814
Principal Financial Group, Inc.	102,000	3,925,980
Procter & Gamble Co.	859,000	45,527,000

204

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	March 31, 2005
	(Unaudited)
	Shares	Value†

Progress Energy, Inc.	84,100	$3,527,995
Progressive Corp.	68,200	6,258,032
ProLogis	62,700	2,326,170
Providian Financial Corp.	99,900	1,714,284	*
Prudential Financial, Inc.	178,500	10,245,900
Public Service Enterprise Group, Inc.	81,200	4,416,468
Pulte Homes, Inc.	40,400	2,974,652
QLogic Corp.	31,300	1,267,650	*
Qualcomm, Inc.	560,500	20,542,325
Quest Diagnostics, Inc.	31,100	3,269,543
Qwest Communications International, Inc.	569,100	2,105,670	*#
RadioShack Corp.	54,000	1,323,000
Raytheon Co.	154,300	5,971,410
Reebok International, Ltd.	19,100	846,130
Regions Financial Corp.	158,200	5,125,680
Reynolds American, Inc.	39,700	3,199,423
Robert Half International, Inc.	54,800	1,477,408
Rockwell Automation, Inc.	59,600	3,375,744
Rockwell Collins, Inc.	60,700	2,888,713
Rohm & Haas Co.	66,200	3,177,600
Rowan Companies, Inc.	36,500	1,092,445
Ryder System, Inc.	21,900	913,230	#
Sabre Holdings Corp.	44,800	980,224
Safeco Corp.	43,300	2,109,143
Safeway, Inc.	152,400	2,823,972	*
Sanmina-SCI Corp.	178,300	930,726	*
Sara Lee Corp.	268,800	5,956,608
SBC Communications, Inc.	1,125,000	26,651,250
Schering-Plough Corp.	502,300	9,116,745
Schlumberger, Ltd.	200,800	14,152,384
Schwab (Charles) Corp.	391,000	4,109,410
Scientific-Atlanta, Inc.	51,800	1,461,796
Sealed Air Corp.	28,400	1,475,096	*
Sears Holdings Corp.	22,165	2,951,840	*#
Sempra Energy	81,100	3,231,024
Sherwin-Williams Co.	43,100	1,895,969
Siebel Systems, Inc.	175,300	1,600,489	*
Sigma-Aldrich Corp.	23,400	1,433,250
Simon Property Group, Inc.	75,300	4,561,674
SLM Corp.	146,400	7,296,576
Snap-On, Inc.	19,700	626,263
Solectron Corp.	330,700	1,147,529	*
Southern Co.	253,000	8,052,990
Southwest Airlines Co.	250,900	3,572,816
Sovereign Bancorp, Inc.	127,700	2,829,832
Sprint Corp.	503,300	11,450,075	#
St. Jude Medical, Inc.	122,900	4,424,400	*
Staples, Inc.	168,700	5,302,241
Starbucks Corp.	136,100	7,030,926	*
Starwood Hotels & Resorts Worldwide, Inc.	72,400	4,346,172
State Street Corp.	113,600	4,966,592
Stryker Corp.	127,600	5,692,236
Sun Microsystems, Inc.	1,150,400	4,647,616	*
Sungard Data Systems, Inc.	98,300	3,391,350	*
Sunoco, Inc.	23,600	2,443,072
SunTrust Banks, Inc.	115,500	8,324,085
Supervalu, Inc.	46,000	1,534,100
Symantec Corp.	241,600	5,153,328	*
Symbol Technologies, Inc.	82,600	1,196,874
Synovus Financial Corp.	105,900	2,950,374
Sysco Corp.	216,900	7,765,020
T. Rowe Price Group, Inc.	42,100	2,499,898

	March 31, 2005
	(Unaudited)
	Shares	Value†

Target Corp.	304,900	$15,251,098
TECO Energy, Inc.	70,300	1,102,304
Tektronix, Inc.	30,500	748,165
Tellabs, Inc.	157,300	1,148,290	*
Temple-Inland, Inc.	19,500	1,414,725
Tenet Healthcare Corp.	159,500	1,839,035	*
Teradyne, Inc.	66,100	965,060	*
Texas Instruments, Inc.	586,200	14,942,238
Textron, Inc.	46,000	3,432,520
The Goldman Sachs Group, Inc.	152,500	16,773,475
The Kroger Co.	249,300	3,996,279	*
The New York Times Co. Class A	49,700	1,818,026
The St. Paul Travelers Companies, Inc.	227,900	8,370,767
The Stanley Works	25,600	1,158,912
The TJX Companies, Inc.	164,100	4,041,783
The Williams Companies, Inc.	194,200	3,652,902
Thermo Electron Corp.	54,500	1,378,305	*
Tiffany & Co.	49,600	1,712,192
Time Warner, Inc.	1,565,200	27,469,260	*
Torchmark Corp.	36,800	1,920,960
Toys R Us, Inc.	73,300	1,888,208	*
Transocean, Inc.	109,400	5,629,724	*
Tribune Co.	101,600	4,050,792
TXU Corp.	81,800	6,513,734
Tyco International, Ltd.	685,600	23,173,280
U.S. Bancorp	631,200	18,191,184
Union Pacific Corp.	88,900	6,196,330
Unisys Corp.	114,900	811,194	*
United Parcel Service, Inc.	381,200	27,728,488
United States Steel Corp.	38,800	1,972,980
United Technologies Corp.	174,400	17,729,504
UnitedHealth Group, Inc.	218,400	20,830,992
Univision Communications, Inc. Class A	99,400	2,752,386	*
Unocal Corp.	92,100	5,681,649
UnumProvident Corp.	101,300	1,724,126
UST, Inc.	56,300	2,910,710
Valero Energy Corp.	87,400	6,403,798
VERITAS Software Corp.	143,700	3,336,714	*
Verizon Communications, Inc.	943,400	33,490,700
VF Corp.	34,000	2,010,760
Viacom, Inc. Class B	580,700	20,225,781
Visteon Corp.	44,200	252,382
Vulcan Materials Co.	35,100	1,994,733
Wachovia Corp.	539,900	27,486,309
Walgreen Co.	347,800	15,449,276
Wal-Mart Stores, Inc.	1,153,700	57,811,907
Washington Mutual, Inc.	297,400	11,747,300
Waste Management, Inc.	193,600	5,585,360
Waters Corp.	41,200	1,474,548	*
Watson Pharmaceuticals, Inc.	37,300	1,146,229	*
WellPoint, Inc.	103,900	13,023,865	*
Wells Fargo & Co.	577,500	34,534,500
Wendy’s International, Inc.	38,800	1,514,752
Weyerhaeuser Co.	82,700	5,664,950
Whirlpool Corp.	22,800	1,544,244
Wrigley (Wm.) Jr. Co.	66,600	4,366,962
Wyeth	455,000	19,191,900
Xcel Energy, Inc.	136,600	2,346,788	#
Xerox Corp.	326,100	4,940,415	*
Xilinx, Inc.	118,700	3,469,601
XL Capital, Ltd.	47,300	3,423,101
XTO Energy, Inc.	118,300	3,884,972

205

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	March 31, 2005
	(Unaudited)
	Shares	Value†

Yahoo!, Inc.	444,000	$15,051,600	*
Yum! Brands, Inc.	99,300	5,144,733
Zimmer Holdings, Inc.	84,000	6,536,040	*
Zions Bancorporation	30,600	2,112,012

TOTAL COMMON STOCKS
(Cost $2,836,380,652)		$3,681,087,600

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (4.7%)
Repurchase Agreement, Merrill Lynch Triparty Repo 2.65%, 04/01/05 (Collateralized by $59,326,000 U.S. Treasury Notes, rates ranging from 1.625% to 6.00%, maturities ranging from 02/28/06 to 04/15/29, valued at $68,126,478) to be repurchased at $67,856,166 (Cost $67,851,171)<	$67,851	$67,851,171
Repurchase Agreement, PNC Capital Markets, Inc. 2.61%, 04/01/05 (Collateralized by $119,475,000 FHLMC Notes 4.00%, 09/22/09, valued at $117,234,844) to be repurchased at $115,510,374 (Cost $115,502,000)	115,502	115,502,000

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $183,353,171)		183,353,171

TOTAL INVESTMENTS — (100.0%)
(Cost $3,019,733,823)††		$3,864,440,771

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
<	Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $3,193,357,862.

206

STATEMENT OF ASSETS AND LIABILITIES THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

(Amounts in thousands)

March 31, 2005
(Unaudited)
Assets:
Investments at Value (including $65,509 of securities on loan)	$3,864,441
Cash	6,033
Receivables:
Dividends and Interest	4,709
Securities Lending Income	9
Prepaid Expenses and Other Assets	30

Total Assets	3,875,222

Liabilities:
Payables:
Collateral on Securities Loaned	67,851
Investment Securities Purchased	80,069
Due to Advisor	78
Futures Margin Variation	44
Accrued Expenses	205

Total Liabilities	148,247

Net Assets	$3,726,975

Investments at Cost	$3,019,734

See accompanying notes to financial statements.

207

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

	November 30, 2004
	Shares	Value†

COMMON STOCKS — (88.1%)
3M Co	244,500	$19,459,755
Abbott Laboratories	487,600	20,459,696
Ace, Ltd.	88,700	3,585,254
ADC Telecommunications, Inc.	252,600	593,610	*
Adobe Systems, Inc.	74,900	4,535,944	#
Advanced Micro Devices, Inc.	110,900	2,359,952	*
AES Corp.	201,900	2,471,256	*
Aetna, Inc.	48,000	5,688,480
Affiliated Computer Services, Inc. Class A	40,000	2,367,200	*
AFLAC, Inc.	158,400	5,959,008
Agilent Technologies, Inc.	151,700	3,472,413	*
Air Products & Chemicals, Inc.	71,000	4,064,750
Alberto-Culver Co. Class B	28,300	1,310,290
Albertson’s, Inc.	114,900	2,906,970	#
Alcoa, Inc.	271,700	9,232,366	#
Allegheny Energy, Inc.	42,800	819,192	*
Allegheny Technologies, Inc.	29,800	655,600
Allergan, Inc.	41,100	3,020,850
Allied Waste Industries, Inc.	99,400	903,546	*#
Allstate Corp.	216,400	10,928,200
Alltel Corp.	96,300	5,459,247
Altera Corp.	116,100	2,633,148	*
Altria Group, Inc.	640,800	36,839,592
AMBAC Financial Group, Inc.	33,900	2,757,087
Amerada Hess Corp.	28,500	2,532,225
Ameren Corp.	60,700	2,939,094	#
American Electric Power Co., Inc.	123,600	4,223,412
American Express Co.	396,000	22,061,160
American International Group, Inc.	813,800	51,554,230
American Power Conversion Corp.	62,600	1,323,364
American Standard Companies, Inc.	66,800	2,601,192	*
AmerisourceBergen Corp.	35,100	2,068,794	#
Amgen, Inc.	395,400	23,739,816	*#
AmSouth Bancorporation	110,500	2,865,265
Anadarko Petroleum Corp.	78,200	5,442,720
Analog Devices, Inc.	118,200	4,367,490	#
Andrew Corp.	50,200	712,840	*
Anheuser-Busch Companies, Inc.	250,200	12,532,518
Anthem, Inc.	43,600	4,417,988	*#
AON Corp.	98,600	2,082,432	#
Apache Corp.	101,800	5,503,308
Apartment Investment & Management Co. Class A	29,600	1,076,552	#
Apollo Group, Inc. Class A	60,200	4,797,940	*#
Apple Computer, Inc.	121,200	8,126,460	*
Applera Corp. — Applied Biosystems Group	63,000	1,291,500
Applied Materials, Inc.	530,400	8,825,856	*
Applied Micro Circuits Corp.	97,800	359,904	*
Archer-Daniels-Midland Co.	203,300	4,309,960
Ashland, Inc.	22,200	1,313,130
#AT&T Corp.	248,200	4,542,060
Autodesk, Inc.	35,500	2,322,055
Automatic Data Processing, Inc.	182,500	8,309,225
AutoNation, Inc.	83,300	1,542,716	*
Autozone, Inc.	26,000	2,225,600	*#
Avaya, Inc.	141,400	2,321,788	*#
Avery Dennison Corp.	34,500	2,023,770
Avon Products, Inc.	147,700	5,544,658	#
Baker Hughes, Inc.	104,200	4,619,186	#
Ball Corp.	35,100	1,570,023
Bank of America Corp.	1,270,500	58,786,035

	November 30, 2004
	Shares	Value†

Bank of New York Co., Inc.	243,000	$7,997,130
Bard (C.R.), Inc.	32,700	1,959,057	#
Bausch & Lomb, Inc.	16,600	977,408	#
Baxter International, Inc.	192,000	6,076,800
BB&T Corp.	173,200	7,352,340
Bear Stearns Companies, Inc.	32,200	3,142,076
Becton Dickinson & Co.	78,300	4,289,274
Bed Bath and Beyond, Inc.	93,900	3,749,239	*#
BellSouth Corp.	571,800	15,335,676
Bemis Co., Inc.	33,400	929,856
Best Buy Co., Inc.	101,500	5,722,570
Big Lots, Inc.	36,000	417,600	*#
Biogen Idec, Inc.	105,700	6,202,476	*
Biomet, Inc.	79,300	3,796,091	#
BJ Services, Co.	50,400	2,553,768	#
Black & Decker Corp.	25,000	2,102,250
BMC Software, Inc.	69,700	1,295,026	*
Boeing Co.	262,200	14,046,054
Boston Scientific Corp.	263,000	9,155,030	*#
Bristol-Myers Squibb Co.	607,600	14,278,600
Broadcom Corp.	100,600	3,271,512	*#
Brown-Forman Corp. Class B	37,900	1,819,958
Brunswick Corp.	29,900	1,459,718
Burlington Northern Santa Fe Corp.	116,300	5,238,152
Burlington Resources, Inc.	123,300	5,722,353	#
Calpine Corp.	166,300	645,244	*#
Campbell Soup Co.	128,200	3,657,546
Capital One Financial Corp.	75,400	5,924,932
Cardinal Health, Inc.	134,400	7,026,432
Caremark Rx, Inc.	145,500	5,203,080	*
Carnival Corp.	197,700	10,480,077
Caterpillar, Inc.	107,000	9,795,850	#
Cendant Corp.	329,700	7,474,299
CenterPoint Energy, Inc.	96,100	1,072,476
Centex Corp.	38,600	2,025,342	#
CenturyTel, Inc.	42,200	1,389,224
ChevronTexaco Corp.	665,300	36,325,380
Chiron Corp.	58,600	1,908,602	*
Chubb Corp.	59,700	4,549,737
CIENA Corp.	177,800	453,390	*
CIGNA Corp.	43,000	3,010,860
Cincinnati Financial Corp.	52,600	2,356,480
Cinergy Corp.	56,400	2,334,396
Cintas Corp.	53,500	2,392,520
Circuit City Stores, Inc.	62,100	968,139
Cisco Systems, Inc.	2,111,900	39,513,649	*
CIT Group, Inc.	65,800	2,812,950
Citigroup, Inc.	1,618,000	72,405,500
Citizens Communications Co.	103,600	1,481,480	#
Citrix Systems, Inc.	52,800	1,246,608	*
Clear Channel Communications, Inc.	184,300	6,207,224
Clorox Co.	66,500	3,665,480
CMS Energy Corp.	59,300	604,860	*
Coach, Inc.	58,800	2,930,592	*
Coca-Cola Co.	757,800	29,789,118
Coca-Cola Enterprises, Inc.	146,500	3,047,200
Colgate-Palmolive Co.	165,900	7,629,741
Comcast Corp. Class A	698,000	20,967,920	*
Comerica, Inc.	53,500	3,290,250
Computer Associates International, Inc.	182,800	5,580,884	#
Computer Sciences Corp.	58,900	3,186,490	*#
Compuware Corp.	120,600	695,862	*
Comverse Technology, Inc.	61,100	1,299,597	*
ConAgra, Inc.	165,000	4,463,250

See accompanying notes to financial statements.

208

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	November 30, 2004
	Shares	Value†

ConocoPhillips .	215,100	$19,571,949
Consolidated Edison, Inc.	75,400	3,306,290
Constellation Energy Group	54,800	2,394,760
Convergys Corp.	44,500	661,715	*
Cooper Industries, Ltd.	29,600	1,962,776
Cooper Tire & Rubber Co.	23,400	477,828	#
Coors (Adolph) Co. Class B	11,700	876,330
Corning, Inc.	435,300	5,476,074	*
Costco Wholesale Corp.	144,000	6,998,400
Countrywide Financial Corp.	175,900	5,841,639
Crane Co.	18,400	556,784
CSX Corp.	67,100	2,558,523
Cummins, Inc.	13,800	1,098,756
CVS Corp.	124,700	5,657,639
Dana Corp.	46,600	761,910
Danaher Corp.	96,300	5,477,544
Darden Restaurants, Inc.	49,300	1,343,918
Deere & Co.	77,500	5,559,075
Dell, Inc.	779,800	31,597,496	*#
Delphi Corp.	175,300	1,577,700	#
Delta Air Lines, Inc.	39,200	273,224	*#
Deluxe Corp.	15,600	616,824
Devon Energy Corp.	151,000	6,254,420
Dillards, Inc. Class A	26,100	657,198
Disney (Walt) Co.	641,700	17,248,896	#
Dollar General Corp.	102,600	2,026,350
Dominion Resources, Inc.	103,100	6,749,957
Donnelley (R.R.) & Sons Co.	68,400	2,373,480
Dover Corp.	63,500	2,568,575
Dow Chemical Co.	293,400	14,807,898	#
Dow Jones & Co., Inc.	25,600	1,094,400
DTE Energy Co.	54,300	2,382,684
Duke Energy Corp.	292,900	7,404,512	#
DuPont (E.I.) de Nemours & Co., Inc.	311,700	14,126,244	#
Dynegy, Inc.	118,500	669,525	*#
E*TRADE Financial Corp.	116,600	1,616,076	*
Eastman Chemical Co.	24,300	1,321,434	#
Eastman Kodak Co.	89,500	2,927,545
Eaton Corp.	47,300	3,188,020
eBay, Inc.	206,500	23,220,925	*#
Ecolab, Inc.	80,400	2,812,392
Edison International	101,800	3,247,420	#
El Paso Corp.	200,200	2,090,088	#
Electronic Arts, Inc.	94,800	4,635,720	*#
Electronic Data Systems Corp.	160,000	3,592,000
EMC Corp.	751,100	10,079,762	*
Emerson Electric Co.	131,200	8,766,784
Engelhard Corp.	38,800	1,159,732
Entergy Corp.	70,900	4,595,738
EOG Resources, Inc.	36,800	2,762,576	#
Equifax, Inc.	42,500	1,173,850	#
Equity Office Properties Trust	125,800	3,453,210
Equity Residential	87,700	2,956,367
Exelon Corp.	206,200	8,600,602
Express Scripts, Inc.	24,200	1,741,432	*#
Exxon Mobil Corp.	2,031,900	104,134,875
Family Dollar Stores, Inc.	52,600	1,541,180
Federal Home Loan Mortgage Corporation	214,600	14,648,596
Federal National Mortgage Association	302,300	20,768,010
Federated Department Stores, Inc.	56,200	3,079,760
Federated Investors, Inc.	33,900	997,338
FedEx Corp.	93,800	8,913,814
Fifth Third Bancorp .	178,000	8,964,080

	November 30, 2004
	Shares	Value†

First Data Corp.	267,800	$11,003,902
First Horizon National Corp.	38,600	1,686,820
FirstEnergy Corp.	103,000	4,349,690
Fiserv, Inc.	61,000	2,349,110	*
Fisher Scientific International, Inc.	35,900	2,029,786	*
Fluor Corp.	26,100	1,354,590
Ford Motor Co.	571,500	8,103,870	#
Forest Laboratories, Inc.	115,700	4,508,829	*
Fortune Brands, Inc.	45,000	3,531,600
FPL Group, Inc.	57,900	4,072,107	#
Franklin Resources, Inc.	77,900	5,112,577
Freeport-McMoRan Copper & Gold, Inc. Class B	55,300	2,163,889
Gannett Co., Inc.	83,100	6,854,919
Gap, Inc.	282,300	6,168,255
Gateway, Inc.	116,400	792,684	*
General Dynamics Corp.	62,400	6,761,664
General Electric Co.	3,297,700	116,606,672
General Mills, Inc.	118,700	5,399,663
General Motors Corp.	176,400	6,807,276	#
Genuine Parts Co.	54,700	2,374,527	#
Genzyme Corp.	71,200	3,987,912	*#
Georgia-Pacific Corp.	80,600	2,950,766
Gilead Sciences, Inc.	134,500	4,634,870	*
Gillette Co.	312,900	13,608,021
Golden West Financial Corp.	47,700	5,687,748	#
Goodrich (B.F.) Co.	37,100	1,177,925
Goodyear Tire & Rubber Co.	54,800	691,576	*#
Grainger (W.W.), Inc.	28,400	1,756,824
Great Lakes Chemical Corp.	15,900	465,870	#
Guidant Corp.	98,300	6,372,789
H&R Block, Inc.	51,500	2,456,550
Halliburton Co.	137,900	5,702,165
Harley-Davidson, Inc.	92,200	5,331,004
Harrahs Entertainment, Inc.	35,000	2,149,000	#
Hartford Financial Services Group, Inc.	91,600	5,862,400
Hasbro, Inc.	55,200	1,050,456
HCA, Inc.	150,800	5,944,536
Health Management Associates, Inc.	76,000	1,678,840
Heinz (H.J.) Co.	109,100	4,054,156
Hercules, Inc.	34,900	520,010	*#
Hershey Foods Corp.	76,900	3,983,420	#
Hewlett-Packard Co.	943,200	18,864,000
Hilton Hotels Corp.	120,200	2,483,332
Home Depot, Inc.	685,700	28,627,975
Honeywell International, Inc.	268,500	9,486,105
Hospira, Inc.	48,700	1,569,601	*
Humana, Inc.	49,800	1,236,036	*
Huntington Bancshares, Inc.	71,700	1,739,442	#
Illinois Tool Works, Inc.	94,400	8,895,312
IMS Health, Inc.	73,000	1,647,610
Ingersoll-Rand Co., Ltd. Class A	54,100	4,026,122
Intel Corp.	2,003,600	44,780,460	#
International Business Machines Corp.	523,200	49,306,368
International Flavors & Fragrances, Inc.	29,400	1,190,700
International Game Technology	107,600	3,803,660
International Paper Co.	151,900	6,306,888
Interpublic Group of Companies, Inc.	131,800	1,635,638	*#
Intuit, Inc.	59,800	2,502,032	*
ITT Industries, Inc..	28,800	2,451,456
Jabil Circuit, Inc.	62,800	1,573,768	*
Janus Capital Group, Inc.	74,800	1,237,940
JDS Uniphase Corp.	449,800	1,425,866	*
Jefferson-Pilot Corp.	42,600	2,095,494

See accompanying notes to financial statements.

209

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	November 30, 2004
	Shares	Value†

Johnson & Johnson	927,000	$55,916,640
Johnson Controls, Inc.	59,400	3,647,160
Jones Apparel Group, Inc.	39,000	1,385,670
JPMorgan Chase & Co.	1,112,500	41,885,625
KB Home	14,500	1,274,405	#
Kellogg Co.	129,100	5,641,670
Kerr-McGee Corp.	47,200	2,937,256	#
KeyCorp.	127,100	4,231,159	#
KeySpan Corp.	50,000	1,976,000
Kimberly-Clark Corp.	154,500	9,827,745
Kinder Morgan, Inc.	38,600	2,674,980	#
King Pharmaceuticals, Inc.	75,400	938,730	*#
KLA-Tencor Corp.	61,300	2,762,178	*#
Knight-Ridder, Inc.	24,200	1,647,778
Kohl’s Corp.	106,700	4,925,272	*
Laboratory Corp. of America Holdings	43,600	2,090,620	*
Leggett & Platt, Inc.	59,900	1,788,015
Lehman Brothers Holdings, Inc.	84,700	7,096,166
Lexmark International, Inc.	40,500	3,438,450	*#
Lilly (Eli) & Co.	353,100	18,830,823
Limited Brands, Inc.	147,600	3,607,344	#
Lincoln National Corp.	55,000	2,531,100
Linear Technology Corp.	96,000	3,663,360
Liz Claiborne, Inc.	33,600	1,379,952
Lockheed Martin Corp.	139,000	8,456,760	#
Loews Corp.	57,900	4,047,789
Louisiana-Pacific Corp.	34,100	834,427
Lowe’s Companies, Inc.	243,500	13,472,855
LSI Logic Corp.	120,200	635,858	*
Lucent Technologies, Inc.	1,346,000	5,289,780	*#
M&T Bank Corp.	36,600	3,858,006
Manor Care, Inc.	27,300	940,485
Marathon Oil Corp.	108,100	4,263,464
Marriott International, Inc. Class A	71,500	4,064,775
Marsh & McLennan Companies, Inc.	162,600	4,648,734
Marshall & Ilsley Corp.	69,600	2,901,624
Masco Corp.	135,300	4,772,031	#
Mattel, Inc.	129,300	2,450,235	#
Maxim Integrated Products, Inc.	101,400	4,153,344	#
May Department Stores Co.	91,000	2,558,920	#
#Maytag Corp.	24,700	496,470
MBIA, Inc.	44,700	2,680,212
MBNA Corp.	399,100	10,600,096
McCormick & Co., Inc.	42,800	1,560,060
McDonald’s Corp.	392,400	12,062,376
McGraw-Hill Companies, Inc.	59,300	5,202,389
McKesson Corp.	91,700	2,709,735
MeadWestavco Corp.	63,000	2,119,950
Medco Health Solutions, Inc.	85,000	3,206,200	*
Medimmune, Inc.	77,800	2,069,480	*
Medtronic, Inc.	377,700	18,148,485
Mellon Financial Corp.	132,400	3,868,728
Merck & Co., Inc.	693,000	19,417,860
Mercury Interactive Corp.	29,100	1,327,251	*
Meredith Corp.	15,700	827,704
Merrill Lynch & Co., Inc.	293,400	16,345,314
MetLife, Inc.	234,300	9,137,700
MGIC Investment Corp.	30,800	2,094,400
Micron Technology, Inc.	191,000	2,116,280	*#
Microsoft Corp.	3,395,900	91,044,079
Millipore Corp.	15,500	755,160	*
Molex, Inc.	59,200	1,632,144
Monsanto Co.	83,400	3,838,068
Monster Worldwide, Inc.	37,000	1,043,030	*

	November 30, 2004
	Shares	Value†

Moody’s Corp.	46,200	$3,730,650
Morgan Stanley	343,100	17,412,325
Motorola, Inc.	737,900	14,211,954
Mylan Laboratories, Inc.	83,900	1,523,624	#
Nabors Industries, Ltd.	46,500	2,418,000	*
National City Corp.	207,000	7,675,560
National Semiconductor Corp.	111,800	1,728,428	*
Navistar International Corp.	21,800	897,070	*
NCR Corp.	29,400	1,756,062	*
Network Appliance, Inc.	111,700	3,368,872	*
Newell Rubbermaid, Inc.	85,900	1,982,572
Newmont Mining Corp.	138,500	6,557,975
Nextel Communications, Inc.	347,800	9,898,388	*
Nicor, Inc.	13,800	509,220	#
NIKE, Inc. Class B	82,300	6,967,518
NiSource, Inc.	82,300	1,793,317
Noble Corp.	41,800	2,025,210	*
Nordstrom, Inc.	43,900	1,920,625
Norfolk Southern Corp.	123,000	4,222,590
North Fork Bancorporation, Inc.	145,950	4,203,360
Northern Trust Corp.	68,700	3,231,648
Northrop Grumman Corp.	112,000	6,308,960
Novell, Inc.	120,800	736,880	*#
Novellus Systems, Inc.	44,600	1,201,524	*
Nucor Corp.	49,600	2,623,840	#
Nvidia Corp.	52,000	994,760	*
Occidental Petroleum Corp.	122,300	7,363,683
Office Depot, Inc.	97,800	1,603,920	*
OfficeMax, Inc.	27,500	832,425
Omnicom Group, Inc.	58,500	4,738,500
Oracle Corp.	1,615,000	20,445,900	*
Paccar, Inc.	54,200	4,233,020	#
Pactiv Corp.	46,900	1,165,465	*
Pall Corp.	39,100	1,059,219
Parametric Technology Corp.	84,100	491,985	*
Parker Hannifin Corp.	37,300	2,790,040
Paychex, Inc.	118,100	3,916,196
Penney (J.C.) Co., Inc.	90,000	3,474,000
Peoples Energy Corp.	11,800	526,516
Peoplesoft, Inc.	114,600	2,705,706	*#
Pepsi Bottling Group, Inc.	79,400	2,224,788
PepsiCo, Inc.	529,100	26,407,381
PerkinElmer, Inc.	40,000	853,200
Pfizer, Inc.	2,358,400	65,492,768
PG&E Corp.	125,200	4,164,152	*
Phelps Dodge Corp.	29,400	2,855,622	#
Pinnacle West Capital Corp.	28,500	1,259,700	#
Pitney Bowes, Inc.	72,200	3,160,194
Plum Creek Timber Co., Inc.	57,300	2,120,100
PMC-Sierra, Inc.	55,300	610,512	*
PNC Financial Services Group	88,200	4,798,080
Power-One, Inc.	26,200	240,778	*
PPG Industries, Inc.	53,600	3,616,392
PPL Corp.	59,000	3,065,050
Praxair, Inc.	101,500	4,557,350
Principal Financial Group, Inc.	97,900	3,688,872
Procter & Gamble Co.	794,000	42,463,120
Progress Energy, Inc.	77,100	3,385,461
Progressive Corp.	62,500	5,686,875
ProLogis	56,800	2,285,064
Providian Financial Corp.	91,400	1,466,970	*
Prudential Financial, Inc.	162,100	7,934,795
Public Service Enterprise Group, Inc.	74,100	3,259,659	#
Pulte Homes, Inc.	39,600	2,188,296	#

See accompanying notes to financial statements.

210

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	November 30, 2004
	Shares	Value†

QLogic Corp.	28,800	$990,432	*
Qualcomm, Inc.	508,400	21,159,608
Quest Diagnostics, Inc.	31,800	2,981,250	#
Qwest Communications International, Inc.	566,900	2,267,600	*
RadioShack Corp.	49,900	1,575,343
Raytheon Co.	140,900	5,683,906
Reebok International, Ltd.	18,500	719,280	#
Regions Financial Corp.	144,300	5,049,057
Reynolds American, Inc.	46,200	3,494,106	#
Robert Half International, Inc.	53,800	1,454,214
Rockwell Automation, Inc.	57,600	2,724,480	#
Rockwell Collins, Inc.	55,300	2,204,258
Rohm & Haas Co.	70,100	3,090,709
Rowan Companies, Inc.	33,400	865,060	*
Ryder System, Inc.	20,100	1,078,164	#
Sabre Holdings Corp.	42,900	990,132
Safeco Corp.	39,400	1,909,718	#
Safeway, Inc.	139,600	2,691,488	*
Sanmina-SCI Corp.	162,800	1,437,524	*
Sara Lee Corp.	247,800	5,818,344
SBC Communications, Inc.	1,035,000	26,050,950
Schering-Plough Corp.	459,900	8,209,215
Schlumberger, Ltd.	184,400	12,102,172
Schwab (Charles) Corp.	426,800	4,600,904
Scientific-Atlanta, Inc.	47,800	1,415,836	#
Sealed Air Corp.	26,200	1,346,942	*
Sears, Roebuck & Co.	66,200	3,444,386	#
Sempra Energy	72,400	2,677,352
Sherwin-Williams Co.	44,500	1,984,700
Siebel Systems, Inc.	157,900	1,591,632	*
Sigma-Aldrich Corp.	21,600	1,290,168
Simon Property Group, Inc.	69,000	4,283,520
SLM Corp.	136,200	6,969,354
Snap-On, Inc.	18,100	572,141
Solectron Corp.	300,400	1,877,500	*
Southern Co.	230,600	7,561,374
Southwest Airlines Co.	246,800	3,882,164
Sovereign Bancorp, Inc.	107,200	2,342,320
Sprint Corp.	453,700	10,348,897
St. Jude Medical, Inc.	110,600	4,218,284	*#
Staples, Inc.	155,400	4,958,814	#
Starbucks Corp.	124,100	6,981,866	*
Starwood Hotels & Resorts Worldwide, Inc.	65,000	3,398,850
State Street Corp.	105,000	4,678,800
Stryker Corp.	125,300	5,511,947
Sun Microsystems, Inc.	1,038,900	5,765,895	*#
Sungard Data Systems, Inc.	90,100	2,388,551	*
Sunoco, Inc.	23,500	1,940,160	#
SunTrust Banks, Inc.	111,800	7,971,340	#
Supervalu, Inc.	42,500	1,342,575
Symantec Corp.	98,400	6,278,904	*
Symbol Technologies, Inc.	74,800	1,133,968
Synovus Financial Corp.	96,600	2,608,200
Sysco Corp.	199,700	6,939,575	#
T. Rowe Price Group, Inc.	39,700	2,348,652
Target Corp.	282,100	14,449,162	#
TECO Energy, Inc.	62,100	929,016	#
Tektronix, Inc.	28,700	900,319
Tellabs, Inc.	130,000	1,111,500	*
Temple-Inland, Inc.	17,400	1,036,866
Tenet Healthcare Corp.	145,600	1,579,760	*
Teradyne, Inc.	60,600	1,033,836	*

	November 30, 2004
	Shares	Value†

Texas Instruments, Inc.	540,700	$13,074,126	#
Textron, Inc.	43,300	3,144,446
The Goldman Sachs Group, Inc.	151,800	15,902,568
The Kroger Co.	230,800	3,734,344	*#
The New York Times Co. Class A	45,900	1,881,900
The St. Paul Travelers Companies, Inc.	208,900	7,620,672
The Stanley Works	25,600	1,197,056	#
The TJX Companies, Inc.	152,700	3,594,558	#
Thermo Electron Corp.	51,000	1,542,750	*
Tiffany & Co.	45,600	1,395,360	#
Time Warner, Inc.	1,428,100	25,291,651	*
Torchmark Corp.	34,300	1,883,413
Toys R Us, Inc.	66,800	1,291,912	*#
Transocean, Inc.	100,200	4,035,054	*
Tribune Co.	99,400	4,310,978
TXU Corp.	92,700	5,823,414
Tyco International, Ltd.	627,400	21,312,778
U.S. Bancorp	587,000	17,392,810
Union Pacific Corp.	81,000	5,138,640
Unisys Corp.	104,600	1,201,854	*
United Parcel Service, Inc.	351,200	29,553,480
United States Steel Corp.	35,400	1,853,544
United Technologies Corp.	159,800	15,593,284
UnitedHealth Group, Inc.	207,600	17,199,660
Univision Communications, Inc. Class A	100,700	3,031,070	*
Unocal Corp.	82,700	3,807,508
UnumProvident Corp.	92,600	1,441,782
UST, Inc.	51,600	2,271,948
Valero Energy Corp.	79,800	3,733,842
VERITAS Software Corp.	135,200	2,960,880	*
Verizon Communications, Inc.	864,700	35,651,581
VF Corp.	34,400	1,857,256
Viacom, Inc. Class B	541,900	18,803,930	#
Visteon Corp.	40,500	342,630
Vulcan Materials Co.	31,900	1,654,015
Wachovia Corp.	501,560	25,955,730
Walgreen Co.	320,000	12,217,600	#
Wal-Mart Stores, Inc.	1,325,100	68,984,706
Washington Mutual, Inc.	272,500	11,093,475
Waste Management, Inc.	181,100	5,398,591	#
Waters Corp.	36,900	1,721,754	*#
Watson Pharmaceuticals, Inc.	34,200	993,510	*#
Wellpoint Health Networks, Inc.	49,100	6,142,410	*
Wells Fargo & Co.	527,400	32,577,498	#
Wendy’s International, Inc.	35,500	1,266,285
Weyerhaeuser Co.	74,800	4,936,800
Whirlpool Corp.	20,700	1,336,185
Williams Companies, Inc.	173,500	2,892,245
Winn-Dixie Stores, Inc.	44,400	177,600	#
Worthington Industries, Inc.	27,300	587,223	#
Wrigley (Wm.) Jr. Co.	70,200	4,829,760
Wyeth	416,600	16,609,842
Xcel Energy, Inc.	124,900	2,255,694	#
Xerox Corp.	262,100	4,015,372	*#
Xilinx, Inc.	108,400	3,384,248
XL Capital, Ltd.	43,200	3,255,552	#
Yahoo!, Inc.	425,000	15,988,500	*#
Yum! Brands, Inc.	90,800	4,122,320
Zimmer Holdings, Inc.	76,500	6,242,400	*
Zions Bancorporation	28,000	1,862,000

TOTAL COMMON STOCKS
(Cost $2,594,671,624)		$3,405,448,115

See accompanying notes to financial statements.

211

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	Face Amount (000)	Value†

TEMPORARY CASH INVESTMENTS — (11.9%)
Repurchase Agreement, Merrill Lynch Triparty Repo 1.94%, 12/01/04 (Collateralized by $389,672,000 U.S. Treasury Bills, maturities ranging from 12/02/04 to 05/26/05, valued at $388,193,618) to be repurchased at $380,599,191 (Cost $380,578,682)<	$380,579	$380,578,682
Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04 (Collateralized by $77,939,000 FHLMC Notes 4.20%, 10/20/09, valued at $78,273,358) to be repurchased at $77,463,045 (Cost $77,459,000)	77,459	77,459,000

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $458,037,682)		458,037,682

TOTAL INVESTMENTS — (100.0%)
(Cost $3,052,709,306)††		$3,863,485,797

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
<	Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $3,213,488.

See accompanying notes to financial statements.

212

STATEMENT OF ASSETS AND LIABILITIES THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

(Amounts in thousands)

November 30, 2004
Assets:
Investments at Value (including $365,201 of securities on loan)	$3,863,486
Cash	4,320
Receivables:
Dividends and Interest	16,343
Fund Shares Sold	3,420
Securities Lending	23
Prepaid Expenses and Other Assets	2

Total Assets	3,887,594

Liabilities:
Payables:
Upon Return of Securities Loaned	380,579
Fund Shares Redeemed	12,686
Due to Advisor	73
Payable for Futures Margin Variation	128
Accrued Expenses and Other Liabilities	209

Total Liabilities	393,675

Net Assets	$3,493,919

Investments at Cost	$3,052,709

See accompanying notes to financial statements.

213

STATEMENT OF OPERATIONS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

(Amounts in thousands)

For the Year Ended Nov. 30, 2004
Investment Income
Dividends	$66,149
Interest	661
Income from Securities Lending	356

Total Investment Income	67,166

Expenses
Investment Advisory Services	823
Accounting & Transfer Agent Fees	494
Custodian Fees	108
Legal Fees	29
Audit Fees	43
S&P 500 Fees	80
Shareholders’ Reports	36
Trustees’ Fees and Expenses	33
Other	58

Total Expenses	1,704

Net Investment Income (Loss)	65,462

Net Realized and Unrealized Gain (Loss) on Investment Securities
Net Realized Gain (Loss) on Investment Securities Sold	(2,763)
Net Realized Gain (Loss) on Futures	9,374
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	317,965
Futures	714

Net Gain (Loss) on Investment Securities	325,290

Net Increase (Decrease) in Net Assets Resulting from Operations	$390,752

See accompanying notes to financial statements.

214

STATEMENT OF CHANGES IN NET ASSETS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

(Amounts in thousands)

	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$65,462	$45,762
Net Realized Gain (Loss) on Investment Securities Sold	(2,763)	(137,474)
Net Realized Gain (Loss) on Futures	9,374	9,903
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	317,965	447,952
Futures	714	(3,012)

Net Increase (Decrease) in Net Assets Resulting from Operations	390,752	363,131

Transactions in Interest:
Contributions	571,038	547,508
Withdrawals	(468,868)	(533,199)

Net Increase (Decrease) from Transactions in Interest	102,170	14,309

Total Increase (Decrease)	492,922	377,440

Net Assets
Beginning of Period	3,000,997	2,623,557

End of Period	$3,493,919	$3,000,997

See accompanying notes to financial statements.

215

FINANCIAL HIGHLIGHTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000
Net Asset Value, Beginning of Period	N/A	N/A	N/A	N/A	N/A

Income from Investment Operations
Net Investment Income (Loss)	—	—	—	—	—
Net Gains (Losses) on Securities (Realized and Unrealized)	—	—	—	—	—

Total from Investment Operations	—	—	—	—	—

Less Distributions
Net Investment Income	—	—	—	—	—
Net Realized Gains	—	—	—	—	—

Total Distributions	—	—	—	—	—

Net Asset Value, End of Period	N/A	N/A	N/A	N/A	N/A

Total Return	12.77%	15.05%	(16.59)%	(12.30)%	(4.25)%

Net Assets, End of Period (thousands)	$3,493,919	$3,000,997	$2,623,557	$2,831,650	$3,138,812
Ratio of Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.99%	1.75%	1.53%	1.26%	1.12%
Portfolio Turnover Rate	2%	8%	11%	8%	8%

N/A    Not applicable as The U.S. Large Company Series is organized as a partnership and does not have a unitized value.

See accompanying notes to financial statements.

216

NOTES TO FINANCIAL STATEMENTSTHE DFA INVESTMENT TRUST COMPANY

A.	Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Company Series (the “Series” or “Portfolio”) is presented in this report.

B.	Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no such reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods determined by the Board of Trustees.

2.    Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) are included in Trustees’ Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $55,348.

3.    Repurchase Agreements: The Series may purchase money market instruments subject to the counter-party’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

4.    Other: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C.	Investment Advisor:

Dimensional Fund Advisors Inc. (“Dimensional” or the “Advisor”) provides investment advisory services to the Series. For the year ended November 30, 2004, the Series’ advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of average daily net assets.

Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

217

NOTES TO FINANCIAL STATEMENTS (Continued) THE DFA INVESTMENT TRUST COMPANY

D.	Purchases and Sales of Securities:

For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases	$226,523
Sales	62,048

There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

E.	Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses have been deemed to have been “passed through” to its Feeder Funds.

At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Series, at November 30, 2004 were as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$3,213,488	$1,038,480	$(388,482)	$649,998

F.	Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Futures Contracts: During the year ended November 30, 2004, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At November 30, 2004, the Series had outstanding 270 long futures contracts on the S&P 500 Index, all of which expire on December 17, 2004. The value of such contracts on November 30, 2004 was $79,251,750, which resulted in an unrealized gain of $2,955,600. Approximately $4,320,000 of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities.

Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

G.	Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the discretionary line of credit by the Series during the year ended November 30, 2004.

218

NOTES TO FINANCIAL STATEMENTS (Continued) THE DFA INVESTMENT TRUST COMPANY

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the year ended November 30, 2004.

H.	Securities Lending:

As of November 30, 2004, the Series had securities on loan to broker/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

The cash collateral received by each portfolio from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

I. Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

219

Report of Independent Registered Certified Public Accounting Firm THE DFA INVESTMENT TRUST COMPANY

To the Shareholders of the U.S. Large Company Series and Board of Trustees of

The DFA Investment Trust Company

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the “Series”) at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida

January 14, 2005

220

FUND MANAGEMENT THE DFA INVESTMENT TRUST COMPANY

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund Inc. (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee’s/Directors. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	DFAITC — since 1993 DFAIDG — since 1983 DIG — since 1993 DEM — since 1993	75 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	DFAITC — since 1993 DFAIDG — since 1986 DIG — since 1993 DEM — since 1993	75 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Trustee, First Prairie Funds (registered investment company). Trustee, Harbor Fund (registered investment company) (13 Portfolios).

221

FUND MANAGEMENT (Continued) THE DFA INVESTMENT TRUST COMPANY

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	DFAITC — since 1993 DFAIDG — since 1981 DIG — since 1993 DEM — since 1993	75 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 397 Morgan Hall Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	DFA ITC — since 2003 DFA IDG — since 2003 DFA DIG — since 2003 DEM — since 2003	75 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Cofounder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management. Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 2775 Sand Hill Rd. Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	DFAITC — since 1993 DFAIDG — since 1981 DIG — since 1993 DEM — since 1993	75 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds. Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 1101 East 58th Street, Chicago, IL 60637 Date of Birth: 4/30/53	DFAITC — since 2000 DFAIDG — since 2000 DIG — since 2000 DEM — since 2000	75 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago, Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HON Industries Inc. (office furniture) and Director, Ryder System Inc. (transportation).

222

FUND MANAGEMENT (Continued) THE DFA INVESTMENT TRUST COMPANY

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors**

David G. Booth Chairman, Director, Chief Executive Officer, Chief Investment Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC. 1299 Ocean Avenue Santa Monica,
CA 90401
Date of Birth: 12/02/46

	DFAITC — since 1993 DFAIDG — since 1981 DIG — since 1992 DEM — since 1993	75 portfolios in 4 investment companies	Chairman, Director, Chief Executive Officer, Chief Investment Officer and President of Dimensional Fund Advisors Inc., DFA Securities Inc., DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC. Director of Dimensional Fund Advisors Ltd. and formerly Chief Investment Officer. Director, Chief Investment Officer and President of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/1/2003 except for Dimensional Fund Advisors Canada Inc., which was from 6/17/2003.) Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield* Chairman and Director of DFAIDG, DIG and DEM. Trustee and Chairman of DFAITC. 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	DFAITC — since 1993 DFAIDG — since 1981 DIG — since 1992 DEM — since 1993	75 portfolios in 4 investment companies	Chairman and Director (and prior to 1/1/2003, Chief Investment Officer) of Dimensional Fund Advisors Inc., DFA Securities Inc., DFAIDG, DIG and DEM. Chairman, Trustee (and prior to 1/1/2003, Chief Investment Officer) of DFAITC. Director and formerly President of Dimensional Fund Advisors Ltd. Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.
[1]	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.
**	Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

223

FUND MANAGEMENT (Continued) THE DFA INVESTMENT TRUST COMPANY

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

Arthur H. Barlow Vice President Date of Birth: 11/7/55	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Vice President and Assistant Secretary Date of Birth: 1/24/67	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Prior to April 2001, legal counsel for Dimensional (since March 2000). Associate, Jones, Day, Reavis & Pogue from October 1991 to February 2000.

Stephen A. Clark Vice President Date of Birth: 8/20/72	Since 2004	Vice President of all the DFA Entities. April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001); and Associate of US Bancorp Piper Jaffrey (September 1999 to September 2000).

Truman A. Clark Vice President Date of Birth: 4/8/41	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christopher S. Crossan Vice President Date of Birth: 12/21/65	Since 2004	Vice President of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004); Brach Chief, Investment Company and Investment Advisor Inspections, Securities and Exchange Commission (April 1994 to August 2000).

James L. Davis Vice President Date of Birth: 11/29/56	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co., and Phillips Petroleum Co.

Robert T. Deere Vice President Date of Birth: 10/8/57	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Vice President Date of Birth: 3/18/70	Since 2001	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Richard A. Eustice Vice President and Assistant Secretary Date of Birth: 8/5/65	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Date of Birth: 1/21/61	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

224

FUND MANAGEMENT (Continued) THE DFA INVESTMENT TRUST COMPANY

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years

Robert M. Fezekas Vice President Date of Birth: 10/28/70	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager of Dimensional.

Damon S. Fisher Vice President Date of Birth: 8/2/68	Since 2004	Vice President of all DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Gretchen A. Flicker Vice President Date of Birth: 6/9/71	Since 2004	Vice President of all DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Date of Birth: 11/24/61	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Vice President Date of Birth: 9/22/67	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited. Prior to July 2000, Portfolio Manager.

Kamyab Hashemi-Nejad Vice President, Controller and Assistant Treasurer Date of Birth: 1/22/61	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd

Christine W. Ho Vice President Date of Birth: 11/29/1967	Since 2004	Vice President of all DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Date of Birth: 11/8/73	Since 2004	Vice President of all DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick Keating Vice President Date of Birth: 12/21/54	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

Joseph F. Kolerich Vice President Date of Birth: 11/7/71	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional. Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Heather H. Mathews Vice President Date of Birth: 12/12/69	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

225

FUND MANAGEMENT (Continued) THE DFA INVESTMENT TRUST COMPANY

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years

David M. New Vice President Date of Birth: 2/9/60	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002); and President, Kobe Investment Research (August 1999 to November 2000).

Catherine L. Newell Vice President and Secretary Date of Birth: 5/7/64	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

David A. Plecha Vice President Date of Birth: 10/26/61	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd

Eduardo A. Repetto Vice President Date of Birth: 1/28/67	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

Michael T. Scardina Vice President, Chief Financial Officer and Treasurer Date of Birth: 10/12/55	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Director, Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds, plc (January 2002).

David E. Schneider Vice President Santa Monica, CA Date of Birth: 1/26/46	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Regional Director of Dimensional.

John C. Siciliano Vice President Santa Monica, CA Date of Birth: 8/24/54	Since 2001	Vice President of all the DFA Entities. Director of Dimensional Fund Advisors, Ltd. Formerly, Vice President of DFA Australia Limited. Formerly, Director of Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.* Executive Vice President Santa Monica, CA Date of Birth: 12/2/46	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith Vice President Date of Birth: 5/26/56	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Santa Monica, CA Date of Birth: 6/8/63	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Date of Birth: 11/10/47	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

226

FUND MANAGEMENT (Continued) THE DFA INVESTMENT TRUST COMPANY

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years

Bradley G. Steiman Vice President Date of Birth: 3/25/73	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Santa Monica, CA Date of Birth: 3/10/66	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Date of Birth: 8/7/58	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Weston J. Wellington Vice President Santa Monica, CA Date of Birth: 3/1/51	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Daniel M. Wheeler Vice President Santa Monica, CA Date of Birth: 3/3/45	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).
[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.
*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

227

VOTING PROXIES ON FUND PORTFOLIO SECURITIESTHE DFA INVESTMENT TRUST COMPANY

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

228

                                BLACKROCK FUNDS

Investment Adviser

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Sub-Adviser - International Opportunities Portfolio

     BlackRock International, Ltd.

     Edinburgh, Scotland EH3 8JB

Sub-Adviser - Asset Allocation Portfolio

     BlackRock Financial Management, Inc.

     New York, NY 10022

Custodian

     PFPC Trust Co.

     Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent

     PFPC Inc.

     Wilmington, Delaware 19809

Distributor

     BlackRock Distributors, Inc.

     King of Prussia, Pennsylvania 19406

Co-Administrator

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Counsel

     Simpson Thacher & Bartlett LLP

     New York, New York 10017

Independent Registered Public Accountant

     Deloitte & Touche LLP

     Philadelphia, Pennsylvania 19103

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800)-441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at
http://www.sec.gov.

Information on how proxies relating to the Fund's voting securities were voted
(if any) by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's
Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington,
D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

                                BLACKROCK FUNDS
                                 FUND SPECTRUM

 BlackRock Funds is a leading mutual fund company currently managing approximately $26 billion in the following portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing.

STOCK PORTFOLIOS
--------------------------------------
   Investment Trust                      Small Cap Core Equity
   Large Cap Value Equity                Small Cap Growth Equity
   Large Cap Growth Equity               Global Science & Technology Opportunities
   Dividend AchieversTM                  Global Resources
   Legacy                                All-Cap Global Resources
   Mid-Cap Value Equity                  Health Sciences
   Mid-Cap Growth Equity                 U.S. Opportunities
   Aurora                                International Opportunities
   Small/Mid-Cap Growth                  Index Equity
   Small Cap Value Equity
STOCK & BOND PORTFOLIOS
--------------------------------------
   Asset Allocation
BOND PORTFOLIOS
--------------------------------------
   Enhanced Income                       Government Income
   Low Duration Bond                     Inflation Protected Bond
   Intermediate Government Bond          GNMA
   Intermediate Bond                     Managed Income
   Intermediate PLUS Bond                International Bond
   Core Bond Total Return                High Yield Bond
   Core PLUS Total Return
TAX-FREE BOND PORTFOLIOS
--------------------------------------
   UltraShort Municipal                  Ohio Tax-Free Income
   Tax-Free Income                       Delaware Tax-Free Income
   Pennsylvania Tax-Free Income          Kentucky Tax-Free Income
   New Jersey Tax-Free Income
MONEY MARKET PORTFOLIOS
--------------------------------------
   Money Market                          North Carolina Municipal Money Market
   U.S. Treasury Money Market            Ohio Municipal Money Market
   Municipal Money Market                Pennsylvania Municipal Money Market
   New Jersey Municipal Money Market     Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

ACCOUNT INFORMATION
Call us at 1-800-441-7762 to get information about your account balances, recent transactions and share prices.
You can also reach us on the web at www.blackrock.com.

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have
$50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell and Simple IRA's.

ADDITIONAL INFORMATION ABOUT THE BLACKROCK FUNDS
For additional reports or additional information, as well as more current information about portfolio holdings and characteristics, BlackRock Fund shareholders and prospective investors may call 1-800-441-7762.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
[GRAPHIC OMITTED]

EQ-SEMI

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED
 INCOME  LIQUIDITYREAL ESTATE BlackRock Funds

Money Market Portfolios

Semi-Annual Report to Shareholders

April 30, 2005 (Unaudited)

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                                BLACKROCK FUNDS
                            MONEY MARKET PORTFOLIOS
*Money Market
*U.S. Treasury Money Market
*Municipal Money Market
*New Jersey Municipal Money Market
                                        *North Carolina Municipal Money Market
                                        *Ohio Municipal Money Market
                                        *Pennsylvania Municipal Money Market
                                        *Virginia Municipal Money Market

Shareholder Letter..........................................................1
Fund Profile/Expense Example

Statement of Net Assets.................................................10-38
  Key to Investment Abbreviations..........................................39
Portfolio Financial Statements
  Statements of Operations..............................................40-41
  Statements of Changes in Net Assets...................................42-43
  Financial Highlights..................................................44-51
Notes to Financial Statements...........................................52-64
Additional Information..................................................65-69

                     PRIVACY PRINCIPLES OF BLACKROCK FUNDS
BlackRock Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.
BlackRock Funds does not receive any nonpublic personal information relating to its shareholders who purchase shares through their broker-dealers. In the case of shareholders who are record owners of BlackRock Funds, BlackRock Funds receives nonpublic personal information on account applications or other forms.
With respect to these shareholders, BlackRock Funds also has access to specific information regarding their transactions in BlackRock Funds.
BlackRock Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders' accounts (for example, to a transfer agent).
BlackRock Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

                                BLACKROCK FUNDS

April 30, 2005

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of the
BlackRock Funds' Money Market Portfolios for the six-month period ended March
31, 2005. The Semi-Annual Report includes important information on each
Portfolio, and is organized as follows:

o  Fund Profile - displays characteristics of each Portfolio's holdings as of
   March 31, 2005.

o  Expense Example -  discusses costs in a shareholder account and provides information for a shareholder to estimate his or her expenses by share class and to compare expenses of each share class to other funds.

o  Statement of Net Assets - lists portfolio holdings and includes each holding's market value and par amount/number of shares as of March 31,
   2005. The Statement of Net Assets also contains the net asset value for each share class of a Portfolio.

o  Statement of Operations - displays the components of each Portfolio's investment income and provides a detailed look at each Portfolio's expenses. The Statement of Operations also lists the aggregate change in value of a Portfolio's securities due to market fluctuations and security sales.

o  Statement of Changes in Net Assets -  compares Portfolio information from the prior period to the current period. Specifically, it details shareholder distributions by share class, aggregate realized gains and losses, and the change in net assets from the beginning of the period to the end of the period.

o  Financial Highlights - include each Portfolio's expense ratios, net asset values, total returns, distributions per share, and turnover ratios for the current period and the last five years or since inception.

o  Notes to Financial Statements - provides additional information on fees, a summary of significant accounting policies, a list of affiliated transactions, and a summary of purchases and sales of securities.

     In addition to these items, a summary of shareholder privileges is listed on the inside back cover of the report. Shareholders can find information on this page describing how to access account balances, recent transactions, and share prices. It also includes a summary of the Fund's various investment plans.

     There were two notable recent developments for the BlackRock Funds (the
"Fund").
     First, on January 31, 2005, BlackRock, Inc., the parent of BlackRock
Advisors, Inc. ("BlackRock"), the Fund's investment adviser, acquired SSRM
Holdings, Inc., the parent of State Street Research & Management Company, the investment adviser to the former State Street Research Funds. The transaction enhances BlackRock's investment management platform with additional US equity, alternative investment, and real estate equity management capabilities. In addition, the scale and scope of BlackRock's open-end and closed-end mutual funds and distribution capabilities has expanded significantly. We believe that we can incorporate the best of both organizations to deliver high quality products to both institutional and individual investors.

     Second, a proxy statement was recently sent to shareholders of all portfolios of the Fund asking them to consider and vote upon the election of nine trustees to the board of trustees of the Fund (the "Board"). Five of the nine nominees were already serving as trustees of the Fund and the additional nominees had previously served as trustees of the State Street Research Funds.
Due to the increased size and complexity of the Fund resulting from the reorganization with the State Street Research Funds, and an increase in the responsibilities of boards of trustees of funds generally, the current Board believed it was in the best interest of the Fund to increase the size of the
Board. In addition, shareholders of the Money Market Portfolio were asked to consider and vote upon a proposal to change the fundamental investment limitation on the concentration of investments in the banking industry to a concentration of investments in the financial services industry. The proposed change was designed to provide greater flexibility in managing the Money Market
Portfolio. On April 29, 2005, the special meeting of shareholders was held, at which all of the nominees included in the proxy were duly elected to the Board and the change to the fundamental investment limitation as described above of the Money Market Portfolio was approved by its shareholders.

     We hope you find the report informative, and we thank you for making
BlackRock part of your investment strategy.

Sincerely,

[GRAPHIC OMITTED]

 Anne Ackerley
Managing Director
BlackRock Advisors, Inc.

                                                                               1

                            MONEY MARKET PORTFOLIO

FUND PROFILE

   Portfolio Diversification (% of
              portfolio)
Commercial Paper            32.9%
Certificates of Deposit      24.7
Variable Rate Obligations    20.2
Agency Obligations            7.4
Repurchase Agreements         6.3
Master Notes                  5.7
Corporate Bonds               2.8
                            -----
Total                       100.0%
                            =====

             Maturity Information
----------------------------------------------
    Maturity            Par         Percentage
---------------   --------------   -----------
     1-7 Days      267,605,000         17.6%
    8-14 Days       85,000,000          5.6
   15-30 Days      492,079,000         32.4
   31-60 Days      266,192,000         17.5
   61-90 Days      383,641,661         25.3
  91-120 Days        2,500,000          0.2
 121-150 Days        6,490,000          0.4
over 150 Days       15,000,000          1.0
                                      -----
                                      100.0%
                                      =====
        Average Weighted Maturity - 40 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                                                            Hilliard
                         Institutional      Service          Lyons          Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,008.90        1,007.40        1,007.20        1,007.30        1,004.80        1,004.80
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    2.10            3.60            3.85            3.75            6.20            6.20

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                                                            Hilliard
                         Institutional      Service          Lyons          Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,022.88        1,021.36        1,021.11        1,021.21        1,018.74        1,018.74
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    2.12            3.64            3.89            3.79            6.26            6.26

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.42%, 0.72%, 0.77%, 0.75%, 1.24%, and 1.24% for the Institutional,
Service, Hilliard Lyons, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

2

                     U.S. TREASURY MONEY MARKET PORTFOLIO

FUND PROFILE

 Portfolio Diversification (% of
            portfolio)
Repurchase Agreements   81.7%
Treasuries/Agencies      18.3
                        -----
  Total                 100.0%
                        =====

            Maturity Information
---------------------------------------------
    Maturity           Par         Percentage
---------------   -------------   -----------
     1-7 Days      220,074,000        44.9%
    8-14 Days       25,000,000         5.1
   15-30 Days       90,000,000        18.4
   31-60 Days      155,000,000        31.6
   61-90 Days                -           -
  91-120 Days                -           -
 121-150 Days                -           -
over 150 Days                -           -
                                     -----
                                     100.0%
                                     =====
       Average Weighted Maturity - 16 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            Actual Expenses
                        --------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- ------------------
Beginning Account
 Value (10/01/04)           $   1,000.00       $   1,000.00      $   1,000.00
Ending Account Value
 (3/31/05)                      1,008.30           1,006.90          1,006.60
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                          2.05               3.55              3.75

                                         Hypothetical Expenses
                                      (5% return before expenses)
                        -------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- -----------------
Beginning Account
 Value (10/01/04)           $   1,000.00       $   1,000.00     $   1,000.00
Ending Account Value
 (3/31/05)                      1,022.93           1,021.42         1,021.21
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                          2.07               3.58             3.79

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.41%, 0.71%, and 0.75% for the Institutional, Service, and Investor A
share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               3

                       MUNICIPAL MONEY MARKET PORTFOLIO

FUND PROFILE

       Largest State
    Concentration(% of
        portfolio)
North Carolina   11.4%
Virginia          9.8
Maryland          8.2
Texas             8.1
Massachusetts     5.5
Florida           5.0
Colorado          3.7
Connecticut       3.6
Michigan          3.2
Illinois          3.2
                 ----
  Total          61.7%
                 ====

            Maturity Information
---------------------------------------------
    Maturity           Par         Percentage
---------------   -------------   -----------
     1-7 Days      219,293,000        75.8%
    8-14 Days                -           -
   15-30 Days        5,992,000         2.1
   31-60 Days        4,400,000         1.4
   61-90 Days        7,270,000         2.5
  91-120 Days        6,559,347         2.3
 121-150 Days       13,895,000         4.8
over 150 Days       31,995,000        11.1
                                     -----
                                     100.0%
                                     =====
       Average Weighted Maturity - 38 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                      Actual Expenses
                        ----------------------------------------------------------------------------
                                                                                         Investor
                         Institutional Class   Service Class   Hilliard Lyons Class      A Class
                        --------------------- --------------- ---------------------- ---------------
Beginning Account
 Value (10/01/04)           $   1,000.00       $   1,000.00        $   1,000.00       $   1,000.00
Ending Account Value
 (3/31/05)                      1,006.80           1,005.30            1,006.40           1,004.90
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                          2.10               3.60                2.60               4.04

                                                   Hypothetical Expenses
                                                (5% return before expenses)
                        ----------------------------------------------------------------------------
                                                                                         Investor
                         Institutional Class   Service Class   Hilliard Lyons Class      A Class
                        --------------------- --------------- ---------------------- ---------------
Beginning Account
 Value (10/01/04)           $   1,000.00       $   1,000.00        $   1,000.00       $   1,000.00
Ending Account Value
 (3/31/05)                      1,022.88           1,021.36            1,022.37           1,020.92
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                          2.12               3.64                2.63               4.08

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.42%, 0.72%, 0.52%, and 0.81% for the Institutional, Service,
Hilliard Lyons, and Investor A share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4

                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

FUND PROFILE

    Portfolio Diversification (% of
              portfolio)
Variable Rate Demand Notes   84.7%
Municipal Bonds               15.3
                             -----
     Total                   100.0
                             =====

            Maturity Information
---------------------------------------------
    Maturity           Par         Percentage
---------------   -------------   -----------
     1-7 Days      128,683,000        84.8%
    8-14 Days                -           -
   15-30 Days                -           -
   31-60 Days                -           -
   61-90 Days        8,775,000         5.8
  91-120 Days        1,000,000         0.7
 121-150 Days        4,500,000         3.0
over 150 Days        8,720,543         5.7
                                     -----
                                     100.0%
                                     =====

       Average Weighted Maturity - 30 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            Actual Expenses
                        --------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- ------------------
Beginning Account
 Value (10/01/04)           $   1,000.00       $   1,000.00      $   1,000.00
Ending Account Value
 (3/31/05)                      1,007.00           1,005.50          1,005.00
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                          1.95               3.45              3.85

                                         Hypothetical Expenses
                                      (5% return before expenses)
                        -------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- -----------------
Beginning Account
 Value (10/01/04)           $   1,000.00       $   1,000.00     $   1,000.00
Ending Account Value
 (3/31/05)                      1,023.03           1,021.52         1,021.11
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                          1.97               3.48             3.89

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.39%, 0.69%, and 0.77% for the Institutional, Service, and Investor A
share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               5

                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

FUND PROFILE

    Portfolio Diversification (% of
              portfolio)
Variable Rate Demand Notes   80.8%
Municipal Bonds               13.8
Municipal Put Bonds            5.4
                             -----
     Total                   100.0%
                             =====

            Maturity Information
--------------------------------------------
    Maturity           Par        Percentage
---------------   ------------   -----------
     1-7 Days      47,735,000        86.1%
    8-14 Days               -           -
   15-30 Days               -           -
   31-60 Days       2,780,000         5.0
   61-90 Days       2,600,000         4.7
  91-120 Days         350,000         0.6
 121-150 Days               -           -
over 150 Days       2,000,000         3.6
                                    -----
                                    100.0%
                                    =====

       Average Weighted Maturity - 22 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            Actual Expenses
                        --------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- ------------------
Beginning Account
 Value (10/01/04)           $   1,000.00       $   1,000.00      $   1,000.00
Ending Account Value
 (3/31/05)                      1,007.30           1,005.80          1,005.50
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                          1.50               3.00              3.20

                                         Hypothetical Expenses
                                      (5% return before expenses)
                        -------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- -----------------
Beginning Account
 Value (10/01/04)           $   1,000.00       $   1,000.00     $   1,000.00
Ending Account Value
 (3/31/05)                      1,023.49           1,021.97         1,021.77
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                          1.51               3.03             3.23

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.30%, 0.60%, and 0.64% for the Institutional, Service, and Investor A
share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

FUND PROFILE

    Portfolio Diversification (% of
              portfolio)
Variable Rate Demand Notes   74.5%
Municipal Bonds               24.2
Municipal Put Bonds            1.3
                             -----
     Total                   100.0%
                             =====

            Maturity Information
---------------------------------------------
    Maturity           Par         Percentage
---------------   -------------   -----------
     1-7 Days      122,525,000        75.7%
    8-14 Days        3,890,000         2.4
   15-30 Days                -           -
   31-60 Days        3,615,000         2.2
   61-90 Days        1,685,000         1.0
  91-120 Days        3,455,000         2.1
 121-150 Days        6,280,000         3.9
over 150 Days       20,347,675        12.7
                                     -----
                                     100.0%
                                     =====

       Average Weighted Maturity - 46 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            Actual Expenses
                        --------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- ------------------
Beginning Account
 Value (10/01/04)           $   1,000.00       $   1,000.00      $   1,000.00
Ending Account Value
 (3/31/05)                      1,007.20           1,005.80          1,005.80
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                          1.95               3.45              3.45

                                         Hypothetical Expenses
                                      (5% return before expenses)
                        -------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- -----------------
Beginning Account
 Value (10/01/04)           $   1,000.00       $   1,000.00     $   1,000.00
Ending Account Value
 (3/31/05)                      1,023.03           1,021.52         1,021.52
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                          1.97               3.48             3.48

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.39%, 0.69%, and 0.69% for the Institutional, Service, and Investor A
share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               7

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

FUND PROFILE

    Portfolio Diversification (% of
              portfolio)
Variable Rate Demand Notes   83.8%
Commercial Paper               8.1
Municipal Put Bonds            6.1
Municipal Bonds                2.0
                             -----
     Total                   100.0%
                             =====

            Maturity Information
---------------------------------------------
    Maturity           Par         Percentage
---------------   -------------   -----------
     1-7 Days      423,295,000        81.4%
    8-14 Days                -           -
   15-30 Days       14,900,000         2.9
   31-60 Days       55,423,000        10.7
   61-90 Days        3,285,000         0.6
  91-120 Days        2,810,000         0.5
 121-150 Days        1,805,000         0.3
over 150 Days       18,580,000         3.6
                                     -----
                                     100.0%
                                     =====

       Average Weighted Maturity - 21 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            Actual Expenses
                        --------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- ------------------
Beginning Account
 Value (10/01/04)           $   1,000.00       $   1,000.00      $   1,000.00
Ending Account Value
 (3/31/05)                      1,007.00           1,005.50          1,006.00
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                          2.10               3.60              3.10

                                         Hypothetical Expenses
                                      (5% return before expenses)
                        -------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- -----------------
Beginning Account
 Value (10/01/04)           $   1,000.00       $   1,000.00     $   1,000.00
Ending Account Value
 (3/31/05)                      1,022.88           1,021.36         1,021.87
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                          2.12               3.64             3.13

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.42%, 0.72%, and 0.62% for the Institutional, Service, and Investor A
share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8

                   VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

FUND PROFILE

    Portfolio Diversification (% of
              portfolio)
Variable Rate Demand Notes   66.9%
Municipal Bonds               25.3
Commerical Paper               7.8
                             -----
     Total                   100.0%
                             =====

           Maturity Information
-------------------------------------------
    Maturity          Par        Percentage
---------------   -----------   -----------
     1-7 Days      9,010,000        70.8%
    8-14 Days              -           -
   15-30 Days              -           -
   31-60 Days      1,530,000        12.0
   61-90 Days      1,425,000        11.2
  91-120 Days        305,000         2.5
 121-150 Days        450,000         3.5
over 150 Days              -           -
                                   -----
                                   100.0%
                                   =====

      Average Weighted Maturity - 23 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                  Hypothetical Expenses
                           Actual Expenses     (5% return before expenses)
                          -----------------   ----------------------------
                            Institutional             Institutional
                                Class                     Class
                          -----------------   ----------------------------
Beginning Account
 Value (10/01/04)           $   1,000.00              $   1,000.00
Ending Account Value
 (3/31/05)                      1,007.30                  1,023.49
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                          1.50                      1.51

For the Institutional share class of the Portfolio, expenses are equal to the annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 182/
365 (to reflect the one-half year period).

                                                                               9

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
AGENCY OBLIGATIONS - 7.4%
Federal Home Loan Bank Bonds - 2.1%
    1.40%                                             04/01/05    $ 3,000    $  3,000,000
    1.42%                                             04/04/05     26,000      26,000,000
    1.35%                                             04/15/05      3,000       3,000,000

                                                                             ============
                                                                               32,000,000
                                                                             ------------
Federal Home Loan Bank Variable Rate Notes -
    4.9%
    2.88%(b)                                          06/13/05     75,000      74,979,733
                                                                             ------------
Federal National Mortgage Association Bonds -
    0.4%
    1.40%                                             05/03/05      2,500       2,500,000
    1.60%                                             05/13/05      3,000       3,000,000

                                                                             ============
                                                                                5,500,000
                                                                             ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $112,479,733)                                                         112,479,733
                                                                             ------------
CERTIFICATES OF DEPOSIT - 24.8%
Domestic - 19.8%
  Banco Santander, Puerto Rico (A-1, P-1)
    2.81%                                             04/18/05     50,000      50,000,001
  Banque Nationale de Paribas, New York
    (A-1+, P-1)
    2.90%                                             06/13/05     70,000      70,000,704
  Credit Suisse First Boston, New York (A-1, P-1)
    2.76%                                             05/03/05     30,000      30,000,000
    3.06%                                             06/21/05      5,000       5,001,095
  UBS AG, Stamford Branch (A-1+, P-1)
    2.80%                                             05/02/05     70,000      70,000,150
  Washington Mutual Bank F.A. (A-1, P-1)
    2.81%                                             05/03/05     74,250      74,250,000

                                                                             ============
                                                                              299,251,950
                                                                             ------------
Yankee Dollar - 5.0%
  Depfa Bank PLC, New York (A-1+, F-1+)
    2.49%                                             11/01/05     15,000      15,000,000
  Eurohypo AG, New York (A-1, P-1)
    2.82%                                             05/02/05     29,705      29,705,000
  Societe Generale, New York (A-1+, P-1)
    1.44%                                             05/09/05     30,000      29,999,532

                                                                             ============
                                                                               74,704,532
                                                                             ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $373,956,482)                                                         373,956,482
                                                                             ------------
COMMERCIAL PAPER - 32.9%
Asset-Backed Securities - 23.6%
  Atomium Funding Corp. (A-1, P-1)
    2.81%                                             04/22/05     32,600      32,546,563
  Brahms Funding Corp. (A-1, P-1)
    2.83%                                             04/21/05     16,874      16,847,470
  Cancara Asset Securitisation Limit (A-1+, P-1)
    2.80%                                             04/20/05     18,433      18,405,760
  Concord Minutemen Capital Co. LLC (A-1, P-1)
    2.84%                                             04/18/05     35,000      34,953,226
  Dakota Notes Program (A-1, P-1)
    0.00%                                             04/14/05     35,000      34,964,864
  FCAR Owner Trust Series I (A-1+, P-1)
    2.56%                                             04/04/05      3,800       3,799,192
    2.68%                                             06/03/05      4,300       4,280,059
  Lockhart Funding LLC (P-1)
    2.71%                                             05/04/05     15,237      15,199,149
    2.96%                                             06/06/05     25,733      25,593,357
    2.97%                                             06/13/05     34,790      34,580,477

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (Continued)
  Newcastle Certificates (A-1+, P-1)
    2.81%                                             04/19/05    $54,180    $ 54,103,877
  Park Sienna LLC (A-1+, P-1)
    2.83%                                             04/20/05     50,119      50,044,142
  Victory Receivables Corp. (A-1, P-1)
    2.80%                                             04/21/05     33,033      32,981,615

                                                                             ============
                                                                              358,299,751
                                                                             ------------
Banks - 0.9%
  BankAmerica Corp. (A-1+, P-1)
    2.56%                                             05/04/05      4,500       4,489,522
    2.64%                                             06/13/05      4,500       4,476,184
  UBS Finance LLC (A-1+, P-1)
    2.50%                                             04/05/05      4,300       4,298,813

                                                                             ============
                                                                               13,264,519
                                                                             ------------
Credit Institutions - 5.7%
  Countrywide Home Loans, Inc. (A-1, P-2)
    2.81%                                             04/28/05     75,000      74,841,937
  General Electric Capital Corp. (A-1+, P-1)
    2.44%                                             04/05/05      2,300       2,299,382
  International Lease Finance Corp. (A-1, P-1)
    2.61%                                             04/20/05      7,000       6,990,431
  Toyota Motor Credit Co. (A-1+, P-1)
    2.58%                                             05/31/05      2,300       2,290,225

                                                                             ============
                                                                               86,421,975
                                                                             ------------
Miscellaneous Business Credit Institution - 1.6%
  National Rural Utilities Cooperative (A-1, P-1)
    2.80%                                             04/22/05     24,520      24,479,952
                                                                             ------------
Telephone Communications - 1.1%
  SBC Communications, Inc. (A-1, P-1)
    2.73%                                             04/25/05     16,160      16,130,589
                                                                             ------------
TOTAL COMMERCIAL PAPER
  (Cost $498,596,786)                                                         498,596,786
                                                                             ------------
MASTER NOTES - 5.7%
Security Brokers & Dealers
  Bank of America Securities LLC (A-1, P-1)(c)
    2.96%(b)                                          04/01/05      7,600       7,600,000
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(c)
    2.98%                                             04/01/05     29,300      29,300,000
  Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(c)
    3.04%                                             04/01/05     50,000      50,000,000

                                                                             ============
TOTAL MASTER NOTES
  (Cost $86,900,000)
                                                                               86,900,000
                                                                             ------------
CORPORATE BONDS - 2.8%
Banks - 0.8%
  Bank One Corp. (A-1, P-1)
    7.62%                                             08/01/05        990       1,005,870
  Citigroup, Inc. (A-1+, P-1)
    2.90%                                             05/19/05      7,000       7,000,615
  Washington Mutual Financial Corp. (A-1, P-1)
    8.25%                                             06/15/05      3,500       3,539,090
  Wells Fargo & Co. (A-1+, P-1)
    3.02%(b)                                          06/17/05      1,800       1,799,993

                                                                             ============
                                                                               13,345,568
                                                                             ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
10

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                                   PAR
                                                     MATURITY     (000)        VALUE
                                                    ---------- ---------- --------------
CORPORATE BONDS (Continued)
Finance Services - 1.3%
  American Express Credit Corp. (A-1, P-1)
            2.93%                                   04/18/05    $ 7,500    $  7,500,493
            2.85%                                   08/11/05      3,500       3,501,376
  Caterpillar Financial Services Corp. (A-1, P-1)
            2.98%                                   04/25/05      3,000       3,000,596
  Goldman Sachs & Co. (A-1, P-1)
            1.82%                                   07/29/05      2,500       2,500,000
  Heller Financial, Inc. (A-1+, P-1)
            8.00%                                   06/15/05      1,000       1,010,887
  Spear, Leeds & Kellogg LP (A-1, P-1)
            8.25%                                   08/15/05      2,000       2,039,268

                                                                           ============
                                                                             19,552,620
                                                                           ------------
Manufacturing - 0.3%
  General Electric Co. (A-1+, P-1)
            2.74%                                   04/25/05      4,500       4,501,354
                                                                           ------------
Publishing & Printing - 0.4%
  Gannett Co, Inc. (A-1, P-1)
            4.95%                                   04/01/05      5,530       5,530,000
                                                                           ------------
TOTAL CORPORATE BONDS
  (Cost $42,929,542)                                                         42,929,542
                                                                           ------------
VARIABLE RATE OBLIGATIONS - 20.2%
Asset-Backed Securities - 1.0%
  Racers XL (A-1, P-1)
            2.85%(b)                                04/22/05     11,360      11,360,000
  SMM Trust Series 2004G (A-1+, P-1)
            2.93%(b)                                06/03/05      3,069       3,068,661

                                                                           ============
                                                                             14,428,661
                                                                           ------------
Banks - 5.9%
  HBOS Treasury Services PLC (A-1+, P-1)
            3.08%(b)                                06/24/05     65,000      65,000,000
  Westpac Banking Corp. (AA-, Aa3)
            2.99%(b)                                06/13/05     24,250      24,250,000

                                                                           ============
                                                                             89,250,000
                                                                           ------------
Life Insurance - 5.2%
  John Hancock Global Funding II (A-1+, P-1)
            3.25%(b)                                06/06/05      3,400       3,404,431
  MetLife Global Funding I (AA, Aa2)
            2.89%(b)                                04/01/05     15,000      15,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
            3.05%(b)(d)                             06/01/05     60,000      60,000,000

                                                                           ============
                                                                             78,404,431
                                                                           ------------
Municipal Bonds - 1.5%
  De Kalb County Development Authority University
    RB Series 1995B DN (A-1+, VMIG-1)
            2.85%(e)                                04/07/05      3,875       3,875,000
  North Carolina Medical Care Commission Hospital
    RB (Park Ridge Hospital Project) Series 1988 DN
    (NationsBank LOC) (A-1+)
            2.28%(e)                                04/07/05        200         200,000
  North Myrtle Beach Corp. Series 2005 DN (National
    Bank of South Carolina LOC)
            2.89%(e)                                04/07/05      6,100       6,100,000
  South Central Texas IDRB Series 1990 DN (Bank
    One N.A. LOC) (A-1, P-1)
            2.87%(e)                                04/07/05     14,800      14,800,000

                                                                           ============
                                                                             24,975,000
                                                                           ------------

                                                                   PAR
                                                     MATURITY     (000)        VALUE
                                                    ---------- ---------- --------------
VARIABLE RATE OBLIGATIONS (Continued)
Personal Credit Institutions - 3.0%
  General Electric Capital Corp. (AAA, Aaa)
            2.93%(b)                                04/18/05    $45,000    $ 45,000,000
                                                                           ------------
Security Brokers & Dealers - 3.6%
  Merrill Lynch & Co., Inc. (A+, Aa3)
            2.92%(b)                                04/11/05     50,000      50,000,000
  Morgan Stanley & Co., Inc. (A+, Aa3)
            2.93%(b)                                04/15/05      4,800       4,802,884

                                                                           ============
                                                                             54,802,884
                                                                           ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $306,860,976)
                                                                            306,860,976
                                                                           ------------
REPURCHASE AGREEMENTS - 6.3%
Goldman Sachs & Co.
            2.90%                                   04/01/05     95,800      95,800,000
    (Agreement dated 03/31/05 to be
      repurchased at $95,807,717,
      collateralized by $291,353,757
      Federal Home Loan Mortgage
      Corporation Bonds and Federal
      National Mortgage Association
      Bonds 5.50% to 7.50% due
      from 03/01/15 to 10/01/34. The
      value of the collateral is
$      97,716,000.)
  (Cost $95,800,000)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES -
100.1%
  (Cost $1,517,523,519(a))                      1,517,523,519
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.1)%                           (1,958,085)
                                                -------------
NET ASSETS - 100.0%
  (Applicable to 541,872,464
  Institutional shares, 363,966,954
  Service shares, 117,650,854
  Hilliard Lyons shares 465,983,752
  Investor A shares, 20,278,598
  Investor B shares and 5,989,446
  Investor C shares)                           $1,515,565,434
                                               ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              11

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                    VALUE
                                 -----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($541,779,406/541,872,464)     $  1.00
                                 =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SERVICE SHARE
  ($363,925,516/363,966,954)     $  1.00
                                 =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  HILLIARD LYONS SHARE
  ($117,647,177/117,650,854)     $  1.00
                                 =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($465,945,851/465,983,752)     $  1.00
                                 =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INVESTOR B SHARE
    ($20,278,506/20,278,598)     $  1.00
                                 =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INVESTOR C SHARE
      ($5,988,978/5,989,446)     $  1.00
                                 =======
-------------------

     (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of March 31, 2005 and maturities shown are the next interest readjustment date.
     (c) Ratings reflect those of guarantor.
     (d) Security is illiquid.
 (e) Rates shown are the rates as of March 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
12

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

AS OF APRIL 30, 2005 (UNAUDITED)

                                                         PAR
                                           MATURITY     (000)         VALUE
                                          ---------- ---------- ----------------
U.S. TREASURY OBLIGATIONS - 21.7%
U.S. Treasury Bills - 18.1%
              2.72%                       04/15/05    $75,000    $  74,920,715
                                                                 -------------
U.S. Treasury Notes - 3.6%
              1.62%                       04/30/05     15,000       15,004,145
                                                                 -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $89,924,860)                                                89,924,860
                                                                 -------------
REPURCHASE AGREEMENTS - 96.5%
Deutsche Bank Securities, Inc.
              2.70%                     04/01/05     70,000       70,000,000
    (Agreement dated 03/31/05 to be
    repurchased at $70,005,250,
    collateralized by $133,983,863
    U.S. Treasury Strips 0.00% due
    02/15/18. The value of the
    collateral is $71,400,000.)
Deutsche Bank Securities, Inc.
              2.55%                     04/11/05     25,000       25,000,000
    (Agreement dated 02/09/05 to be
    repurchased at $25,108,020,
    collateralized by $47,851,379 U.S.
    Treasury Strips 0.00% due
    02/15/18. The value of the
    collateral is $25,500,000.)
Goldman Sachs & Co.
              2.70%                     05/03/05     65,000       65,000,000
    (Agreement dated 03/24/05 to be
    repurchased at $65,195,000,
    collateralized by $66,332,000 U.S.
    Treasury Bills 2.57% due
    04/07/05. The value of the
    collateral is $66,300,161.)
Lehman Brothers Inc.
              2.60%                     04/01/05     95,000       95,000,000
    (Agreement dated 03/31/05 to be
    repurchased at $95,006,861,
    collateralized by $84,414,000 U.S.
    Treasury Notes and Inflation
    Indexed Securities 1.39% to
    6.50% due from 10/15/06 to
    04/15/29. The value of the
    collateral is $96,885,075.)
Morgan Stanley & Co., Inc.
              2.65%                     04/01/05     55,074       55,074,000
    (Agreement dated 03/31/05 to be
    repurchased at $55,078,054,
    collateralized by $42,776,388 U.S.
    Treasury Bonds 7.25% to 7.63%
    due from 08/15/22 to 11/15/22.
    The value of the collateral is
$    56,176,247.)
Morgan Stanley & Co., Inc.
              2.70%                     05/24/05     15,000       15,000,000
    (Agreement dated 02/23/05 to be
    repurchased at $15,101,250,
    collateralized by $11,650,612 U.S.
    Treasury Bonds 7.25% to 7.63%
    due from 08/15/22 to 11/15/22.
    The value of the collateral is

                                                         PAR
                                           MATURITY     (000)         VALUE
$    15,300,209.)                         ---------- ---------- ----------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
              2.70%                     05/03/05    $50,000    $  50,000,000
    (Agreement dated 03/24/05 to be
    repurchased at $50,150,000
    collateralized by $51,000,000 U.S.
    Treasury Bonds 3.38% due
    02/15/08. The value of the
    collateral is $51,546,000.)
UBS Securities LLC
              2.75%                     05/16/05     25,000       25,000,000
    (Agreement dated 03/16/05 to be
    repurchased at $25,116,493
    collateralized by $45,684,000 U.S.
    Treasury Bonds and Notes 1.50%
    to 13.88% due from 04/30/05 to
    05/15/30. The value of the
    collateral is $53,197,506.)

                                                                 =============
TOTAL REPURCHASE AGREEMENTS
  (Cost $400,074,000)                                              400,074,000
                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES -  118.2%
  (Cost $489,998,860(a))                                           489,998,860
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (18.2)%
                                                                   (75,455,575)
                                                                 -------------
  (Including $74,920,715 of investment
    purchases payable)
NET ASSETS - 100.0%
  (Applicable to 180,678,727
  Institutional shares, 194,701,223
  Service shares and 39,232,986
  Investor A shares)                                             $ 414,543,285
                                                                 =============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($180,651,601/180,678,727)     $  1.00
                                 =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($194,646,896/194,701,223)     $  1.00
                                 =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INVESTOR A SHARE
    ($39,244,788/39,232,986)     $  1.00
                                 =======
-------------------

 (a) Aggregate cost for Federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              13

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

AS OF APRIL 30, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS - 99.8%
Alabama - 2.3%

  Alexander City Industrial Board
    IDRB Series 2000 DN (Southtrust
    Bank LOC) (A-1, P-1)
    2.22%(b)                            04/07/05     $  975    $   975,000
  Columbia IDRB (Alabama Power
    Co. Project) Series 1995B DN
    (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    2.25%(b)                            04/01/05      1,800      1,800,000
  Columbia IDRB (Alabama Power
    Co. Project) Series 1999A DN
    (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    2.25%(b)                            04/01/05      1,000      1,000,000
  Geneva County Health Care
    Authority RB Series 2001 DN
    (Southtrust Bank LOC)
    2.17%(b)                            04/07/05      2,833      2,833,000

                                                               ===========
                                                                 6,608,000
                                                               -----------
Alaska - 0.9%

  Anchorage Water RB (Wachovia
    Merlots Trust Receipts) Series
    2004C-32 MB (MBIA Insurance,
    Wachovia Bank N.A. SBPA)
    (MIG-1)
    1.70%                               09/16/05      1,000      1,000,000
  Valdez Marine Terminal RB
    (ConocoPhillips Co. Project)
    Series 1994 MB (A-2, MIG-2)
    1.80%                               06/01/05      1,600      1,600,000

                                                               ===========
                                                                 2,600,000
                                                               -----------
Arizona - 2.6%

  Pima County IDA Single Family
    Mortgage RB (Draw Down
    Project) Series 2002 AMT DN
    (CDC Insurance)
    2.62%(b)                            04/01/05      4,637      4,637,000
  Pima County IDA Single Family
    Mortgage RB (Draw Down
    Project) Series 2003 AMT DN
    (Trinity Funding Guaranty)
    2.83%(b)                            04/25/05      2,892      2,892,000

                                                               ===========
                                                                 7,529,000
                                                               -----------
Arkansas - 0.9%

  Little Rock Residential Housing &
    Public Facilities Board Capital
    Improvement RB (Park Systems
    Project) Series 2001 DN (Bank of
    America N.A. LOC) (A-1+)
    2.38%(b)                            04/07/05      2,685      2,685,000
                                                               -----------
California - 2.4%

  Golden State Tobacco Securitization
    Corp. RB (Merrill Lynch P-Float
    Trust Receipts) Series 2004
    PA-1236 DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Capital
    Services SBPA) (F-1+)
    2.37%(b)                            04/07/05      1,330      1,330,000

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
California (Continued)

  Irvine Improvement Board Act of
    1915 (Assessment District No.
    89-10) Special Assessment
    Limited Obligation Series 1990 DN
    (Bayerische Landesbank
    Girozentrale LOC) (VMIG-1, F-1)
    2.28%(b)                            04/01/05     $3,675    $ 3,675,000
  Sacramento Municipal Utility District
    RB Series 2000A DN (AMBAC
    Insurance, Wachovia Bank N.A.
    LOC) (VMIG-1)
    2.32%(b)                            04/07/05      1,400      1,400,000
  Southern California Public Power
    Authority RB (San Juan Power
    Project) Series 2002 DN (FSA
    Insurance, Wachovia Bank N.A.
    LOC) (VMIG-1)
    2.32%(b)                            04/07/05        690        690,000

                                                               ===========
                                                                 7,095,000
                                                               -----------
Colorado - 3.7%

  Denver Urban Renewal Authority
    Tax Increment RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2004 PT-999 DN (Lloyds Bank
    SBPA) (A-1, AA-)
    2.37%(b)                            04/07/05      1,500      1,500,000
  Park Creek Metropolitan District GO
    (Merrill Lynch P-Float Trust
    Receipts) Series 2004 PT-2321
    DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services
    SBPA) (F-1+)
    2.37%(b)                            04/07/05      9,345      9,345,000

                                                               ===========
                                                                10,845,000
                                                               -----------
Connecticut - 3.6%

  Clipper Tax-Exempt RB Series
    2004-9 DN (State Street Bank &
    Trust Liquidity Facility) (VMIG-1)
    2.48%(b)                            04/07/05      8,000      8,000,000
  Danbury GO Series 2004 BAN
    (SP-1+, MIG-1)
    3.00%                               08/05/05      2,300      2,311,807

                                                               ===========
                                                                10,311,807
                                                               -----------
Delaware - 1.9%

  Delaware Economic Development
    Authority RB (Catholic Diocese of
    Wilmington Project) Series 2002
    DN (Allied Irish Bank PLC LOC)
    (VMIG-1)
    2.40%(b)                            04/07/05      1,900      1,900,000
  Delaware Economic Development
    Authority RB (Delmarva Power &
    Light Co. Project) Series 1994 DN
    (Delmarva Power & Light Co.,
    Guaranteed) (A-2, VMIG-2)
    2.53%(b)                            04/01/05      1,600      1,600,000
  Delaware Economic Development
    Authority RB (St. Anne's Episcopal
    School Project) Series 2001 DN
    (Wilmington Trust Co. LOC) (A-1)
    2.40%(b)                            04/07/05      2,000      2,000,000

                                                               ===========
                                                                 5,500,000
                                                               -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
14

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Florida - 5.0%

  Florida Board of Education Lottery
    RB Series 2000-222Z MB (FGIC
    Insurance, J.P. Morgan Chase
    Bank Liquidity Facility) (A-1+)
    1.30%                             04/29/05     $3,100    $ 3,097,372
  Florida Housing Finance Corp. Multi
    Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2000
    PT-1234 DN (Merrill Lynch Capital
    Services SBPA) (A-1)
    2.37%(b)                          04/07/05      1,480      1,480,000
  Greater Orlando Aviation Authority
    RB (Special Purpose Cessna
    Aircraft Project) Series 2001 AMT
    DN (Textron, Inc. Guaranty)
    (A-2, P-1)
    3.39%(b)                          04/07/05      4,000      4,000,000
  Lee County IDRB Series 1997 AMT
    DN (SunTrust Bank LOC)
    2.42%(b)                          04/07/05      1,910      1,910,000
  Putnam County Development
    Authority PCRB (Seminole Electric
    Co-op Project) Series 1984H-3
    MB (A-1, MIG-1)
    2.30%                             09/15/05      4,000      4,000,000

                                                             ===========
                                                              14,487,372
                                                             -----------
Georgia - 0.7%

  Emanuel County Development
    Authority RB (Jabo Metal
    Fabrication Project) Series 2001
    AMT DN (SunTrust Bank LOC)
    (VMIG-1)
    2.39%(b)                          04/07/05      1,905      1,905,000
                                                             -----------
Illinois - 3.2%

  Chicago GO Tender Notes Series
    2004 MB (State Street Bank &
    Trust LOC) (SP-1+, MIG-1)
    2.20%                             12/08/05      1,000      1,000,000
  Illinois Development Finance
    Authority IDRB (Royal Continental
    Box Co. Project) Series 1995A
    AMT DN (ABN-AMRO Bank N.V.
    LOC) (A-1)
    2.39%(b)                          04/07/05        200        200,000
  Metropolitan Pier & Exposition
    Authority RB (Dedicated State Tax
    Receipts) Series 2005PZ-44 DN
    (MBIA Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    2.40%(b)                          04/07/05        500        500,000
  Quad Cities Regional Economic
    Development Authority RB
    (Whitey's Ice Cream
    Manufacturing Project) Series
    1995 AMT DN (Bank One N.A.
    LOC)
    2.45%(b)                          04/07/05        875        875,000
  Regional Transportation Authority
    GO (Wachovia Merlots Trust
    Receipts) Series 2001A-86 DN
    (FGIC Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    2.35%(b)                          04/07/05      2,380      2,380,000

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Illinois (Continued)

  Rockford RB (Fairhaven Christian
    Center Project) Series 2000 DN
    (Bank One N.A. LOC)
    2.40%(b)                          04/07/05     $1,700    $ 1,700,000
  Roselle Village IDRB
    (Abrasive-Form, Inc. Project)
    Series 1995 AMT DN
    (ABN-AMRO Bank N.V. LOC)
    2.45%(b)                          04/07/05      1,000      1,000,000
  Schaumburg IDRB (Termax Corp.
    Project) Series 2000 AMT DN
    (Bank One N.A. LOC)
    2.45%(b)                          04/07/05      1,600      1,600,000

                                                             ===========
                                                               9,255,000
                                                             -----------
Indiana - 2.0%

  Dekko Foundation Educational
    Facilities RB Series 2001 DN
    (Bank One N.A. LOC)
    2.50%(b)                          04/07/05      2,700      2,700,000
  Hendricks County Industrial
    Redevelopment Commission Tax
    Increment RB (Heartland Crossing
    Project) Series 2000A DN
    (Huntington National Bank LOC)
    2.35%(b)                          04/07/05      1,100      1,100,000
  Knox Economic Development RB
    (J.W. Hicks Project) Series 1998
    AMT DN (Bank One N.A. LOC)
    2.45%(b)                          04/07/05      1,425      1,425,000
  Monroe County IDRB (Griner
    Engineering, Inc. Project) Series
    1997 AMT DN (Fifth Third Bank
    N.A. LOC)
    2.49%(b)                          04/07/05        653        653,000

                                                             ===========
                                                               5,878,000
                                                             -----------
Kentucky - 2.8%

  Calvert City PCRB (Air Products &
    Chemicals, Inc. Project) Series
    1993A DN (A-1)
    2.30%(b)                          04/07/05      3,000      3,000,000
  Calvert City PCRB (Air Products &
    Chemicals, Inc. Project) Series
    1993B DN (A-1)
    2.30%(b)                          04/07/05      1,000      1,000,000
  Newport Industrial Building RB
    (Newport Holdings Project) Series
    2001A AMT DN (Huntington
    National Bank LOC)
    2.46%(b)                          04/07/05      1,735      1,735,000
  Pulaski County Solid Waste
    Disposal RB (National Rural
    Utilities for East Kentucky Power
    Project) Series 1993B AMT MB
    (MIG-1)
    2.30%                             08/15/05      2,500      2,500,000

                                                             ===========
                                                               8,235,000
                                                             -----------
Louisiana - 2.9%

  Iberville Parish PCRB (Air Products
    & Chemicals Project) Series 1992
    DN (A-1)
    2.30%(b)                          04/07/05      4,000      4,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              15

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Louisiana (Continued)

  Louisiana Public Facilities Authority
    RB (Air Products & Chemicals
    Project) Series 2002 AMT DN
    (A-1, P-1)
    2.35%(b)                            04/07/05     $2,000    $ 2,000,000
  West Baton Rouge Parish Industrial
    District No. 3 RB (Dow Chemical
    Co. Project) Series 1994B DN
    (P-2)
    2.40%(b)                            04/01/05      2,500      2,500,000

                                                               ===========
                                                                 8,500,000
                                                               -----------
Maine - 0.6%

  Maine Housing Authority RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2004 MT-003 AMT DN
    (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services
    SBPA) (VMIG-1, Aaa)
    2.38%(b)                            04/07/05      1,315      1,315,000
                                                               -----------
Maryland - 8.2%

  Baltimore County RB (Odyssey
    School Facility Project) Series
    2001 DN (M&T Bank Corp. LOC)
    (A-1)
    2.20%(b)                            04/07/05      3,110      3,110,000
  Baltimore County RB (St. Paul's
    School for Girls Facility Project)
    Series 2000 DN (M&T Bank Corp.
    LOC) (A-1)
    2.06%(b)                            04/07/05      2,335      2,335,000
  Maryland Economic Development
    Authority RB (Association of
    Catholic Charities Project) Series
    1999A DN (M&T Bank Corp. LOC)
    (A-1)
    2.20%(b)                            04/07/05      2,525      2,525,000
  Maryland Economic Development
    Authority RB (Association of
    Catholic Charities Project) Series
    1999B DN (M&T Bank Corp. LOC)
    (A-1)
    2.20%(b)                            04/07/05      1,500      1,500,000
  Maryland Economic Development
    Corp. RB (Mirage-Tucker LLC
    Facility Project) Series 2002 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    2.27%(b)                            04/07/05      1,375      1,375,000
  Maryland Economic Development
    Corporation RB (American Health
    Assistance Foundation Facility
    Project) Series 2001 DN (M&T
    Bank Corp. LOC) (A-1)
    2.20%(b)                            04/07/05      3,435      3,435,000
  Maryland Health & Higher Education
    Facilities Authority RB (Adventist
    Healthcare Project) Series 2003B
    DN (M&T Bank Corp. LOC)
    (VMIG-1)
    2.17%(b)                            04/07/05      9,600      9,600,000

                                                               ===========
                                                                23,880,000
                                                               -----------

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Massachusetts - 5.5%

  Auburn GO Series 2004 BAN
    (MIG-1)
    2.50%                               06/17/05     $3,000    $ 3,005,477
  Commonwealth of Massachusetts
    GO (Wachovia Merlots Trust
    Receipts) Series 2002A-9 DN
    (FSA Insurance, Wachovia Bank
    N.A. SBPA) (A-1)
    2.34%(b)                            04/07/05      1,495      1,495,000
  Hull County GO Series 2004 BAN
    (SP-1+)
    3.00%                               07/14/05      5,339      5,359,010
  Milton GO Series 2004 BAN (MIG-1)
    2.75%                               09/23/05      3,000      3,015,707
  Newton GO Series 2005 BAN
    (MIG-1)
    2.80%                               08/15/05      1,000      1,002,227
  Whitman Hanson Regional School
    District BAN (SP-1+)
    3.25%                               01/13/06      2,000      2,015,833

                                                               ===========
                                                                15,893,254
                                                               -----------
Michigan - 3.2%

  Detroit Economic Development
    Corp. RB (E.H. Association Ltd.
    Project) Series 2002 DN (Charter
    One Bank LOC)
    2.35%(b)                            04/07/05      3,410      3,410,000
  Detroit Sewer & Disposal Authority
    RB (Second Lien Project) Series
    2001E MB (FGIC Insurance)
    (A-1+, MIG-1)
    1.55%                               08/04/05      2,100      2,100,000
  Michigan Strategic Fund Limited
    Obligation RB (Horizons of
    Michigan Project) Series 2001 DN
    (Huntington National Bank LOC)
    2.38%(b)                            04/07/05      1,575      1,575,000
  Michigan Strategic Fund Limited
    Obligation RB (Kay Screen
    Printing, Inc. Project) Series 2000
    AMT DN (Bank One N.A. LOC)
    2.45%(b)                            04/07/05      2,300      2,300,000

                                                               ===========
                                                                 9,385,000
                                                               -----------
Mississippi - 1.3%

  Mississippi Development Bank
    Special Obligation RB
    (Correctional Facilities Project)
    Series 2002 DN (AMBAC
    Insurance, Amsouth Bank of
    Alabama SBPA) (A-1)
    2.38%(b)                            04/07/05      3,855      3,855,000
                                                               -----------
Multi-State - 3.2%

  Municipal Securities Pool Trust
    Receipts RB Series 2004-18 DN
    (Multiple Insurances) (A-1+)
    2.43%(b)(c)                         04/07/05      7,265      7,265,000
  Puttable Floating Option Tax-Exempt
    Trust Receipts RB Series 2005A
    DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    2.43%(b)                            04/07/05      2,100      2,100,000

                                                               ===========
                                                                 9,365,000
                                                               -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
16

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Nevada - 1.5%

  Clark County Economic
    Development RB (Lutheran
    Secondary School Association
    Project) Series 2000 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    2.50%(b)                            04/07/05     $1,500    $1,500,000
  Reno Capital Improvement RB (Bear
    Stearns Trust Certificates) Series
    2002A DN (FGIC Insurance, Bear
    Stearns LOC) (A-1)
    2.32%(b)(c)                         04/07/05      2,990     2,990,000

                                                               ==========
                                                                4,490,000
                                                               ----------
New Hampshire - 0.8%

  New Hampshire Health & Education
    Facilities Authority RB (Tilton
    School Project) Series 1999 DN
    (KeyBank N.A. LOC)
    2.35%(b)                            04/07/05      2,280     2,280,000
                                                               ----------
New Jersey - 1.2%

  New Jersey Economic Development
    Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2004 MT-028 DN (Merrill Lynch
    Capital Services SBPA) (A-1)
    2.31%(b)                            04/07/05      3,400     3,400,000
                                                               ----------
New York - 1.8%

  Auburn IDRB (Fat Tire LLC Project)
    Series 1997 DN (KeyBank N.A.
    LOC)
    2.42%(b)                            04/07/05      1,215     1,215,000
  Clipper Tax Exempt Certificates RB
    Series 2005-7 DN (FGIC & MBIA
    Insurance, State Street Bank
    SBPA) (A-1+, VM1G1)
    2.40%(b)                            04/07/05      1,700     1,700,000
  Metropolitan Pier & Exposition
    Authority RB (Bear Stearns Trust
    Certificates) Series 2005A-224 DN
    (MBIA Insurance, Bear Stearns
    Capital Markets Liquidity Facility)
    (VMIG-1)
    2.50%(b)                            04/07/05        600       600,000
  Metropolitan Pier & Exposition
    Authority RB (TOC Trust Receipts)
    Series 2005Z-1 DN (MBIA
    Insurance, Goldman Sachs
    Liquidity Facility)
    2.40%(b)                            04/07/05        600       600,000
  Union Springs Central School
    District GO Series 2004 BAN
    2.50%                               06/30/05      1,220     1,222,523

                                                               ==========
                                                                5,337,523
                                                               ----------
North Carolina - 11.4%

  Buncombe County Metropolitan
    Sewer District Sewer System RB
    Series 2004 DN (XLCA Insurance,
    Bank of America N.A. SBPA)
    (A-1+, VMIG-1)
    2.28%(b)                            04/07/05      3,500     3,500,000

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)

  Guilford County Industrial Facilities
    & Pollution Control Financing
    Authority RB (Quantum Group,
    Inc. Project) Series 2000 AMT DN
    (Bank of America N.A. LOC)
    (F-1+, AA)
    2.35%(b)                            04/07/05     $  820    $  820,000
  Guilford County Industrial Facilities
    PCRB (Recreational
    Facilities-YMCA Project) Series
    2002 DN (Branch Banking & Trust
    Co. LOC) (VMIG-1)
    2.27%(b)                            04/07/05        700       700,000
  Mecklenburg County Public
    Improvement GO Series 2000D
    MB (AAA, Aaa)
    4.75%                               04/01/05      1,000     1,000,000
  North Carolina GO Series 2002F DN
    (Wachovia Bank N.A. LOC)
    (A-1, VMIG-1)
    2.20%(b)                            04/07/05      1,100     1,100,000
  North Carolina GO Series 2003A-23
    DN (Wachovia Bank N.A. SBPA)
    (A-1)
    2.35%(b)                            04/07/05        300       300,000
  North Carolina Medical Care
    Commission Health Care Facilities
    RB (Carolina Meadows, Inc.
    Project) Series 2004 DN (Allied
    Irish Bank PLC LOC) (VMIG-1)
    2.31%(b)                            04/07/05      2,500     2,500,000
  North Carolina Medical Care
    Commission Health Care Facilities
    RB (Novant Health Group Project)
    Series 2004A DN (J.P. Morgan
    Chase Bank SBPA)
    (A-1+, VMIG-1)
    2.30%(b)                            04/07/05      1,000     1,000,000
  North Carolina Medical Care
    Commission Health Systems RB
    (Catholic Health East Project)
    Series 1998D DN (MBIA
    Insurance, Bank One SBPA)
    (A-1+, VMIG-1)
    2.23%(b)                            04/07/05      1,400     1,400,000
  North Carolina Medical Care
    Commission Hospital RB
    (Aces-Pooled Equipment
    Financing Project) Series 1985
    DN (MBIA Insurance, KBC Bank
    SBPA) (A-1+, VMIG-1)
    2.18%(b)                            04/07/05      1,900     1,900,000
  North Carolina Medical Care
    Commission Hospital RB (Baptist
    Hospitals Project) Series 2000 DN
    (Wachovia Bank N.A. LOC)
    (A-1, VMIG-1)
    2.29%(b)                            04/07/05      1,700     1,700,000
  North Carolina Medical Care
    Commission Hospital RB
    (McDowell Hospital, Inc. Project)
    Series 1999 DN (Wachovia Bank
    N.A. SBPA) (A-1)
    2.29%(b)                            04/07/05        150       150,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              17

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)

  North Carolina Medical Care
    Commission Hospital RB (Park
    Ridge Hospital Project) Series
    1988 DN (NationsBank LOC)
    (A-1+)
    2.28%(b)                             04/07/05     $7,425    $ 7,425,000
  North Carolina Municipal Power
    Agency RB (Catawba Electric Co.
    Project) Series 2003 DN (MBIA
    Insurance, Bank of New York
    SBPA) (A-1+)
    2.32%(b)                             04/07/05        700        700,000
  North Carolina Municipal Power
    Agency RB (Merrill Lynch P-Float
    Trust Receipts, Catawba Electric
    Co. Project) Series 2003 MB
    (AMBAC Insurance, Merrill Lynch
    Capital Services SPBA)
    (AAA, F-1+)
    2.40%                                01/19/06      2,000      2,000,000
  Raleigh County COP (Downtown
    Improvement Project) Series
    2004A DN (Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    2.29%(b)                             04/07/05      1,100      1,100,000
  Raleigh County COP (Packaging
    Facilities Project) Series 2000A
    DN (Bank of America N.A. SBPA)
    (A-1+, VMIG-1)
    2.30%(b)                             04/07/05      1,255      1,255,000
  Rockingham County Industrial
    Facilities PCRB (Whiteridge, Inc.
    Project) Series 1998 AMT DN
    (Branch Banking & Trust Co.
    LOC) (Aa3, VMIG-1)
    2.37%(b)                             04/07/05         60         60,000
  Union County GO Series 2004A DN
    (Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    2.27%(b)                             04/07/05      1,900      1,900,000
  Winston-Salem Water & Sewer
    System RB Series 2002C DN
    (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    2.30%(b)                             04/07/05      2,500      2,500,000

                                                                ===========
                                                                 33,010,000
                                                                -----------
North Dakota - 0.3%

  Fargo IDRB (Owen Industries, Inc.
    Project) Series 1997 AMT DN
    (Wells Fargo Bank LOC) (A-1+)
    2.35%(b)                             04/07/05        400        400,000
  North Dakota Housing Finance
    Agency RB Series 2001A-19 AMT
    DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.40%(b)                             04/07/05        380        380,000

                                                                ===========
                                                                    780,000
                                                                -----------
Ohio - 2.5%

  Cincinnati City School District GO
    (School Energy Conservation
    Project) Series 2004 BAN
    (SP-1+, MIG-1)
    2.50%                                09/09/05      3,000      3,011,717

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)

  Lucas County Economic
    Development RB (Maumee Valley
    Country Day School Project)
    Series 1998 AMT DN (American
    National Bank & Trust Co. LOC)
    3.28%(b)                             04/07/05     $1,030    $ 1,030,000
  Ohio Higher Educational Facility
    Community RB Series 2000C DN
    (Fifth Third Bank N.A. LOC)
    2.35%(b)                             04/07/05        905        905,000
  Ohio PCRB (Ross Incineration
    Project) Series 2000-1 AMT DN
    (Bank One N.A. LOC)
    2.45%(b)                             04/07/05        930        930,000
  Summit County Civic Facility RB
    (Akron Area Electrical Joint
    Apprenticeship & Training Trust
    Project) Series 2001 DN
    (KeyBank N.A. LOC)
    2.35%(b)                             04/07/05        180        180,000
  Wood County IDRB (Aluminite, Inc.
    Project) Series 1997 AMT DN
    (Sky Bank LOC)
    3.28%(b)                             04/07/05      1,280      1,280,000

                                                                ===========
                                                                  7,336,717
                                                                -----------
Pennsylvania - 0.8%

  Delaware County IDA PCRB (Exelon
    Generation Co. LLC Project) DN
    (Wachovia Bank LOC)
    (A-1+, VMIG-1)
    2.33%(b)                             04/07/05        400        400,000
  Venango IDRB (Scrubgrass Project)
    MB (Dexia Bank N.A. LOC)
    (A-1+, P-1)
    2.10%                                05/04/05      2,000      2,000,000

                                                                ===========
                                                                  2,400,000
                                                                -----------
Puerto Rico - 0.6%

  Commonwealth of Puerto Rico GO
    (Tender Option Certificates) Series
    2001 DN (FSA Insurance, Bank of
    New York Liquidity Facility) (A-1+)
    2.29%(b)                             04/07/05      1,000      1,000,000
  Commonwealth of Puerto Rico
    Highway & Transportation
    Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2002 PT-1052 DN (Merrill Lynch
    Capital Services Liquidity Facility)
    (A-1)
    2.31%(b)                             04/07/05        700        700,000

                                                                ===========
                                                                  1,700,000
                                                                -----------
South Carolina - 1.6%

  Greenwood County Exempt Facility
    IDRB Series 2004 AMT DN (Fuji
    Photo Film Co. Guaranty) (A-1+)
    2.42%(b)                             04/07/05      1,000      1,000,000
  Medical University Hospital Authority
    RB Series 2005A-5 DN (MBIA
    Insurance, Bank of America
    SBPA) (VMIG-1)
    2.33%(b)                             04/07/05      2,230      2,230,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
18

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
South Carolina (Continued)

  South Carolina Housing Finance &
    Development RB (Arrington Place
    Apartment Project) Series 2001
    AMT DN (SunTrust Bank LOC)
    (VMIG-1)
    2.39%(b)                            04/07/05     $1,300    $ 1,300,000

                                                               ===========
                                                                 4,530,000
                                                               -----------
Tennessee - 0.3%

  Metropolitan Government of
    Nashville & Davidson County
    Health & Education Facilities
    Board RB (Ascension Health
    Credit Project) Series 2001B-1 MB
    (A-1+, MIG-1)
    1.65%                               08/03/05      1,000      1,000,000
                                                               -----------
Texas - 8.1%

  Frisco Independent School District
    GO Series 2004C MB (Wachovia
    Bank N.A. SBPA) (MIG-1)
    1.70%                               09/01/05      3,435      3,435,000
  Gulf Coast IDRB (Cinergy Solutions
    Project) Series 2004 AMT DN
    (A-2, VMIG-2)
    2.56%(b)                            04/07/05      2,000      2,000,000
  Laredo Independent School District
    Public Facilities Corp. RB Series
    2004A MB (AMBAC Insurance)
    (AAA, Aaa)
    3.00%                               08/01/05      1,050      1,053,149
  Laredo Independent School District
    Public Facilities Corp. RB Series
    2004B MB (AMBAC Insurance)
    (AAA, Aaa)
    3.00%                               08/01/05        225        225,676
  Laredo Independent School District
    Public Facilities Corp. RB Series
    2004C MB (AMBAC Insurance)
    (AAA, Aaa)
    3.00%                               08/01/05        720        722,159
  Lower Colorado River Authority RB
    (Wachovia Merlots Trust Receipts)
    Series 2000 DN (FSA Insurance,
    Wachovia Bank N.A. SBPA)
    (Aaa, VMIG-1)
    2.35%(b)                            04/07/05      1,900      1,900,000
  San Antonio Electric & Gas Systems
    RB (Jr. Lien Project) Series 2004
    MB (Banque Nationale de Paribas
    SBPA) (A-1+, MIG-1)
    2.20%                               12/01/05      5,000      5,000,000
  Texas GO Series 2004 TRAN
    (SP-1+, MIG-1)
    3.00%                               08/31/05      6,000      6,034,864
  Texas State Department of Housing
    & Community Affairs Single Family
    RB Series 2004F AMT MB (CDC
    Insurance) (A-1+, Aa1)
    1.95%                               08/03/05      3,000      3,000,000

                                                               ===========
                                                                23,370,848
                                                               -----------

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Vermont - 0.1%

  Vermont Educational & Health
    Buildings Financing Agency RB
    (Rutland Medical Center Project)
    Series 2001A DN (National
    Westminster Bank LOC) (A-1)
    2.37%(b)                            04/07/05     $  400    $   400,000
                                                               -----------
Virginia - 9.8%

  Alexandria IDRB (Association for
    Supervision & Curriculum
    Development Project) Series 1997
    DN (Wachovia Bank N.A. LOC)
    (A-1)
    2.29%(b)                            04/07/05        300        300,000
  Alexandria IDRB (Young Men's
    Christian Association of Billings
    Project) Series 1998 DN (M&T
    Bank Corp. LOC) (A-1)
    2.20%(b)                            04/07/05      3,755      3,755,000
  Arlington County IDRB (Federal
    Home Loan Mortgage Corp.
    Liquidity Facility) Series 2005A DN
    (Federal Home Loan Mortgage
    Corp. Guaranty)
    2.30%(b)                            04/07/05        700        700,000
  Chesapeake Bay Bridge & Tunnel
    Commonwealth District RB
    (Wachovia Merlots Trust Receipts)
    Series 2003 DN (MBIA Insurance,
    Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    2.35%(b)                            04/07/05      1,095      1,095,000
  Chesterfield County IDRB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2004 PT-2133 DN (Merrill
    Lynch & Co. Guaranty, Merrill
    Lynch Capital Services SBPA)
    (F-1+, AA-)
    2.37%(b)                            04/07/05        200        200,000
  Commonwealth of Virginia
    Transportation Authority RB
    (Citibank Trust Receipts) Series
    1999 DN (Citibank Liquidity
    Facility) (A-1+)
    2.32%(b)                            04/07/05      2,200      2,200,000
  Commonwealth of Virginia
    Transportation Board RB (Citibank
    Trust Receipts) Series 2000
    SG-134 DN (Societe Generale
    SBPA) (A-1+)
    2.30%(b)                            04/07/05        595        595,000
  Fairfax County Economic
    Development Authority RB
    (Citibank Trust Receipts) Series
    2003 ROCS-II-R-4024 DN
    (Citibank Liquidity Facility)
    (VMIG-1)
    2.32%(b)                            04/07/05        300        300,000
  Fairfax County GO Series
    2005-1036 DN (Morgan Stanley
    Liquidity Facility)
    2.32%(b)                            04/07/05      1,855      1,855,000
  Fairfax County IDRB (Fairfax
    Hospital System Project) Series
    1988B DN (Inova Health System
    Liquidity Facility) (A-1+, VMIG-1)
    2.23%(b)                            04/07/05        600        600,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              19

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)

  Halifax County GO (Vepco Project)
    Series 2005 TECP (Dominion
    Resources Guaranteed)
    (A-1, VMIG-1)
    2.17%                               05/04/05     $2,000    $ 2,000,000
  Harrisonburg Redevelopment &
    Housing Authority Lease Purchase
    RB Series 2001A DN (Societe
    Generale LOC) (A-1+)
    2.35%(b)                            04/07/05      2,140      2,140,000
  King George County IDA Solid
    Waste Disposal Facility RB
    (Garnet of Virginia, Inc. Project)
    Series 1996 AMT DN (Morgan
    Guaranty Trust LOC) (A-1+)
    2.35%(b)                            04/07/05        300        300,000
  Loudoun County IDRB (Hill School
    Project) Series 2002 DN
    (SunTrust Bank LOC) (AA-, A-1+)
    2.29%(b)                            04/07/05      1,100      1,100,000
  Loudoun County IDRB (Howard
    Hughes Medical Institute Project)
    Series 2003D DN (A-1+, VMIG-1)
    2.22%(b)                            04/07/05      1,500      1,500,000
  Loudoun County IDRB (Howard
    Hughes Medical Institute Project)
    Series 2003E DN (A-1+, VMIG-1)
    2.24%(b)                            04/01/05        100        100,000
  Nelson County IDRB (Taylor
    Ramsey Corp. Project) Series
    1999 AMT DN (Branch Banking &
    Trust Co. LOC) (F-1+)
    2.35%(b)                            04/07/05        300        300,000
  Norfolk Redevelopment & Housing
    Authority Multi Family Housing RB
    (Residential Rental Project) Series
    2003 AMT DN (SunTrust Bank
    LOC)
    2.44%(b)                            04/07/05      2,055      2,055,000
  Prince William County RB (Vepco
    Project) Series 2005 TECP
    (Dominion Resources Guaranty)
    (A-2, VMIG-1)
    2.17%                               05/04/05        400        400,000
  Richmond IDRB (Diocese of Virginia
    Church School Project) Series
    2001 DN (SunTrust Bank LOC)
    (VMIG-1)
    2.30%(b)                            04/01/05        400        400,000
  University of Virginia RB Series
    (Wachovia Merlots Trust Receipts)
    2003B-31 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.35%(b)                            04/07/05        900        900,000
  Virginia GO Series 2002 MB
    (AAA, Aaa)
    4.00%                               06/01/05      2,670      2,680,965
  Virginia Public Building Authority RB
    Series 2004 ROCS-RR-II-6027
    DN (Citibank Liquidity Facility)
    (A-1+, AA+)
    2.32%(b)                            04/07/05      1,905      1,905,000

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)

  Virginia Resource Authority Clean
    Water State Revolving Fund RB
    (Merrill Lynch P-Float Trust
    Receipts) Series 2000 PA-790 DN
    (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Captial Services
    SBPA) (A-1)
    2.30%(b)                            04/07/05     $  500    $   500,000
  Virginia Small Business Financing
    Authority IDRB (Ennstone Project)
    Series 1999 AMT DN (Wachovia
    Bank N.A. LOC) (Aa2)
    2.34%(b)                            04/07/05        520        520,000

                                                               ===========
                                                                28,400,965
                                                               -----------
Washington - 0.6%

  Chelan County Public Utility District
    RB (First Union Merlots Trust
    Receipts) Series 2001B AMT DN
    (MBIA Insurance, Wachovia Bank
    N.A. SBPA) (A-1)
    2.40%(b)                            04/07/05      1,150      1,150,000
  Yakima County Public Corp. RB
    (Michelsen Packaging Co. Project)
    Series 2000 AMT DN (Bank of
    America N.A. LOC) (A-1+)
    2.40%(b)                            04/07/05        605        605,000

                                                               ===========
                                                                 1,755,000
                                                               -----------
Wisconsin - 1.5%

  Amery IDRB (Plastech Corp.
    Project) Series 1997 AMT DN
    (U.S. Bank N.A. LOC)
    2.50%(b)                            04/07/05      2,000      2,000,000
  Mequon IDRB (Johnson Level GRW
    Investment Project) Series 1995
    AMT DN (Bank One N.A. LOC)
    2.45%(b)                            04/07/05        660        660,000
  New Berlin School District RB Series
    2004 TRAN (MIG-1)
    3.00%                               09/01/05      1,560      1,569,141

                                                               ===========
                                                                 4,229,141
                                                               -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
20

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF APRIL 30, 2005 (UNAUDITED)

                              VALUE
                         ---------------
TOTAL INVESTMENTS IN
SECURITIES -  99.8%
  (Cost $289,547,627(a))   $289,547,627
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.2%            651,167
                           ------------
NET ASSETS - 100.0%
  (Applicable to
81,163,340
  Institutional shares,
72,909,259
  Service
shares,130,767,561
Hilliard
  Lyons shares and
5,351,709
  Investor A shares)       $290,198,794
                           ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
    ($81,218,038/81,163,340)     $  1.00
                                 =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SERVICE SHARE
    ($72,874,023/72,909,259)     $  1.00
                                 =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  HILLIARD LYONS SHARE
  ($130,755,019/130,767,561)     $  1.00
                                 =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
      ($5,351,714/5,351,709)     $  1.00
                                 =======
-------------------

     (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
       30, 2005, the fund held 3.5% of its net assets, with a current market value of $10,255,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              21

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

AS OF APRIL 30, 2005 (UNAUDITED)

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
MUNICIPAL BONDS - 99.6%
New Jersey - 99.5%
  Camden County Improvement
    Authority RB (Congregation
    Beth-El Project) Series 2001 DN
    (Commerce Bank N.A. LOC)
    2.17%(b)                          04/07/05     $  300    $  300,000
  Cranford Township GO Series 2005
    BAN
    3.00%                             08/24/05      4,500     4,515,141
  Fort Lee GO Series 2004 MB (Aa3)
    3.35%                             07/15/05      1,000     1,004,772
  Gloucester County Industrial
    Financing Authority PCRB (Exxon
    Mobil Corp. Project) Series 2003
    DN (Exxon Mobil Corp. Guaranty)
    (A-1+, VMIG-1)
    2.14%(b)                          04/01/05        800       800,000
  Hudson County COP Series
    2001A-35 DN (MBIA Insurance,
    Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.32%(b)                          04/07/05        400       400,000
  Middlesex County Improvement
    Authority RB (Woodbridge
    Township Guaranteed Project)
    Series 2004 MB
    3.50%                             12/22/05      3,000     3,028,764
  New Jersey Economic Development
    Authority Multi-Mode IDRB (V & S
    Amboy Galvanizing LLC Project)
    Series 1999 AMT DN (KeyBank
    N.A. LOC)
    2.42%(b)                          04/07/05      2,420     2,420,000
  New Jersey Economic Development
    Authority RB (Cigarette Project)
    Series 2004R ROC-II DN
    (Citigroup Guaranty) (VMIG-1)
    2.36%(b)                          04/07/05      2,095     2,095,000
  New Jersey Economic Development
    Authority RB (Citibank Trust
    Receipts) Series 2004
    ROCS-II-R-309 DN (Assured
    Guaranty Corp. Insurance) (A-1+)
    2.33%(b)                          04/07/05      8,495     8,495,000
  New Jersey Economic Development
    Authority RB (Denglas
    Technologies Project) Series 2000
    AMT DN (Commerce Bank N.A.
    LOC)
    2.27%(b)                          04/07/05      3,100     3,100,000
  New Jersey Economic Development
    Authority RB (First Mortgage of
    Winchester Project) Series 2004B
    DN (Valley National Bank LOC)
    (VMIG-1)
    2.25%(b)                          04/07/05      3,765     3,765,000
  New Jersey Economic Development
    Authority RB (Hamilton Industrial
    Development Project) Series 1998
    AMT DN (Wachovia Bank N.A.
    LOC)
    2.35%(b)                          04/07/05      1,625     1,625,000
  New Jersey Economic Development
    Authority RB (J. James Realty Co.
    Project) Series 1998 AMT DN
    (Wachovia Bank N.A. LOC)
    2.40%(b)                          04/07/05        600       600,000

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Economic Development
    Authority RB (Jacea LLC Project)
    Series 2004 AMT DN (Wachovia
    Bank N.A. LOC)
    2.40%(b)                          04/07/05     $3,600    $3,600,000
  New Jersey Economic Development
    Authority RB (Landesbank
    Hessen-Thuringen Girozentrale
    P-Float Trust Receipts) Series
    2004 MT-035 DN (Assured
    Guaranty Corp. Insurance,
    Landesbank Hessen-Thuringen
    Girozentrale SBPA) (A-1)
    2.31%(b)                          04/07/05      4,195     4,195,000
  New Jersey Economic Development
    Authority RB (Nandan Co. Project)
    Series 2000 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    2.17%(b)                          04/07/05      3,480     3,480,000
  New Jersey Economic Development
    Authority RB (Nandan Co. Project)
    Series 2001 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    2.17%(b)                          04/07/05      1,765     1,765,000
  New Jersey Economic Development
    Authority RB (Parke Place
    Association Project) Series 2000
    AMT DN (Commerce Bank N.A.
    LOC)
    2.27%(b)                          04/07/05      3,395     3,395,000
  New Jersey Economic Development
    Authority RB (Pennington
    Montessori School Project) Series
    1998 DN (Wachovia Bank N.A.
    LOC)
    2.40%(b)                          04/07/05      1,160     1,160,000
  New Jersey Economic Development
    Authority RB (Somerset Hills
    YMCA Project) Series 2003 DN
    (Commerce Bank N.A. LOC)
    2.17%(b)                          04/07/05        100       100,000
  New Jersey Economic Development
    Authority RB (Thermal Energy LP
    Project) Series 1995 AMT DN
    (Bank One N.A. LOC) (VMIG-1)
    2.30%(b)                          04/07/05      1,900     1,900,000
  New Jersey Economic Development
    Authority Thermal Energy
    Facilities RB (Marina Energy LLC
    Project) Series 2001A AMT DN
    (Wachovia Bank N.A. LOC)
    (A-1, VMIG-1)
    2.25%(b)                          04/07/05      2,000     2,000,000
  New Jersey Educational Facilities
    Authority RB Series 2000 SG-148
    DN (Societe Generale LOC)
    (A-1+)
    2.30%(b)                          04/07/05        850       850,000
  New Jersey Environmental
    Infrastructure Trust RB Series
    2004-585 AMT DN (J.P. Morgan
    Chase Bank SBPA) (VMIG-1)
    2.32%(b)                          04/07/05      4,050     4,050,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
22

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
            NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey GO (Lehman Trust
    Receipts) Series 2004D-L55J DN
    (Lehman Brothers, Inc. Liquidity
    Facility) (VMIG-1, F-1)
    2.31%(b)                          04/07/05     $8,450    $8,450,000
  New Jersey GO Series 2004A TAN
    (SP-1+, MIG-1)
    3.00%                             06/24/05      3,850     3,858,174
  New Jersey Health Care Facilities
    Financing Authority RB (Bayshore
    Community Hospital Project)
    Series 2004A-1 DN (Commerce
    Bank LOC) (VIMG-1)
    2.28%(b)                          04/07/05        750       750,000
  New Jersey Health Care Facilities
    Financing Authority RB (Beth
    Israel Hospital Project) Series
    2004A-2 DN (Commerce Bank
    LOC) (VIMG-1)
    2.28%(b)                          04/07/05      1,550     1,550,000
  New Jersey Health Care Facilities
    Financing Authority RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2001 PT-1319 DN (AMBAC
    Insurance, Merrill Lynch Capital
    Services SBPA) (A-1)
    2.33%(b)                          04/07/05      4,690     4,690,000
  New Jersey Health Care Facilities
    Financing Authority RB (Recovery
    Management Systems, Inc.)
    Series 2005 DN (Commerce Bank
    N.A. LOC) (VMIG-1)
    2.12%(b)                          04/07/05      2,500     2,500,000
  New Jersey Health Care Facilities
    Financing Authority RB (Wachovia
    Merlots Trust Receipts) Series
    2001A DN (Wachovia Bank N.A.
    LOC) (VMIG-1)
    2.32%(b)                          04/07/05      2,685     2,685,000
  New Jersey Health Care Facilities
    Financing Authority RB Series
    2004-943 DN (Morgan Stanley
    Group Liquidity Facility, FGIC
    Insurance) (F-1+)
    2.31%(b)                          04/07/05      3,530     3,530,000
  New Jersey Housing & Mortgage
    Finance Agency Multi-Family RB
    Series 2005-1012 AMT DN (FGIC
    Insurance, Morgan Stanley Liquid
    Facility) (VIMG-1)
    2.36%(b)                          04/07/05      4,435     4,435,000
  New Jersey Housing & Mortgage
    Finance Agency RB (Wachovia
    Merlots Trust Receipts) Series
    2000A-2 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (Aaa)
    2.37%(b)                          04/07/05      1,520     1,520,000
  New Jersey Housing & Mortgage
    Finance Agency RB Series 2002D
    DN (FSA Insured, Lehman SBPA)
    (VMIG-1)
    2.31%(b)                          04/07/05      2,560     2,560,000

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Tobacco Settlment
    Financing Corporation RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2005 PA-1284 DN (Merrill
    Lynch SBPA, Merrill Lynch
    Guarantor) (A-1)
    2.35%(b)                          04/07/05     $6,250    $6,250,000
  New Jersey Transportation Trust
    Fund Authority RB Series
    2004-967 DN (FSA Insurance,
    Morgan Stanley Group Liquidity
    Facility) (AAA, F-1+)
    2.30%(b)                          04/07/05      3,000     3,000,000
  New Jersey Turnpike Authority RB
    Series 2002J DN (MBIA
    Insurance, Lehman Bothers, Inc.
    Liquidity Facility) (VMIG-1)
    2.31%(b)                          04/07/05      3,000     3,000,000
  New Milford County GO Series 2004
    BAN
    3.00%                             06/24/05      1,000     1,002,894
  Newark GO Series 2003
    ROC-II-R-4539 DN (FSA
    Insurance, Citibank LOC)
    (VMIG-1)
    2.31%(b)                          04/07/05      1,995     1,995,000
  North Caldwell GO Series 2004 BAN
    3.00%                             09/08/05      1,296     1,299,731
  Port Authority of New York & New
    Jersey Special Obligation RB
    (Merrill Lynch P-Float Trust
    Receipts) Series 2003 PT-1755
    DN (MBIA Insurance, Merrill Lynch
    Capital Services SBPA)
    (AAA, F-1+)
    2.37%(b)                          04/07/05      6,000     6,000,000
  Port Authority of New York & New
    Jersey Special Obligation RB
    (Merrill Lynch P-Float Trust
    Receipts) Series 2003 PT-1847
    AMT DN (MBIA Insurance, Merrill
    Lynch Capital Services SBPA)
    (F-1+)
    2.37%(b)                          04/07/05      3,995     3,995,000
  Port Authority of New York & New
    Jersey Special Obligation RB
    (Merrill Lynch P-Float Trust
    Receipts) Series 2004-056 AMT
    DN (FGIC Insurance, Banque
    Nationale de Paribas SBPA)
    (F-1+)
    2.33%(b)                          04/07/05      7,855     7,855,000
  Salem County Pollution Control
    Financing Authority PCRB (E.I.
    DuPont de Nemours Project)
    Series 1982A DN (A-1+, P-1)
    2.00%(b)                          04/07/05      7,600     7,600,000
  Somerville GO Series 2004 BAN
    3.00%                             06/16/05        925       927,422

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              23

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
            NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                     PAR
                                        MATURITY    (000)        VALUE
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  Union County Industrial Pollution
    Control Financing Authority PCRB
    (Exxon Mobil Corp. Project) Series
    1989 DN (A-1+, P-1)
    2.09%(b)                           04/07/05    $6,000    $  6,000,000
  Vernon Township GO Series 2005
    BAN
    3.25%                              01/13/06     3,000       3,021,891
  Washington Township Warren
    County GO Series 2004 BAN
    3.25%                              11/01/05     1,425       1,433,174
  West Windsor-Plainsboro GO
    (Regional School District Project)
    Series 2004 MB (Aa2)
    2.70%                              06/15/05     3,000       3,006,485

                                                             ============
                                                              151,558,448
                                                             ------------
Puerto Rico - 0.1%
  Puerto Rico Public Financing Corp.
    RB Series 2004-911 DN
    (CIFG-TCRS Credit Support,
    Morgan Stanley Group Liquidity
    Facility) (AAA, F-1+)
    2.30%(b)                           04/07/05       223         223,000
                                                             ------------

TOTAL INVESTMENTS IN SECURITIES -  99.6%
  (Cost $151,781,448(a))                       151,781,448
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                               609,510
                                               -----------
NET ASSETS - 100.0%
  (Applicable to 74,763,929
  Institutional shares, 60,388,673
  Service shares and 17,267,959
  Investor A shares)                          $152,390,958
                                              ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($74,757,517/74,763,929)         $  1.00
                                   =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SERVICE SHARE
  ($60,361,153/60,388,673)         $  1.00
                                   =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($17,272,288/17,267,959)         $  1.00
                                   =======
-------------------

     (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
24

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF APRIL 30, 2005 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- -------------
MUNICIPAL BONDS - 99.7%
North Carolina - 94.6%
  Charlotte Airport RB (Banque
    Nationale de Paribas P-Float Trust
    Receipts) Series 2003 PT-719
    AMT MB (MBIA Insurance,
    Banque Nationale de Paribas
    SBPA) (A-1+)
    1.50%                                05/05/05     $1,000    $1,000,000
  Charlotte COP (Governmental
    Facilities Project) Series 2003F
    DN (Bank of America N.A. SBPA)
    (A-1+, VMIG-1)
    2.30%(b)                             04/07/05      1,500     1,500,000
  Cleveland County Industrial Facilities
    PCRB (Blanchford Rubber
    Project) Series 2003 DN (Bank
    One N.A. LOC)
    2.35%(b)                             04/07/05      2,640     2,640,000
  Greensboro GO Series 2003 MB
    (AAA, Aa1)
    2.25%                                05/01/05      1,780     1,781,687
  Guilford County Industrial Facilities
    PCRB (Recreational
    Facilities-YMCA Project) Series
    2002 DN (Branch Banking & Trust
    Co. LOC) (VMIG-1)
    2.27%(b)                             04/07/05      1,115     1,115,000
  High Point Combined Enterprise
    System RB Series 2005-998 DN
    (FGIC Insurance, Morgan Stanley
    Liquidity Facility) (F-1+)
    2.32%(b)                             04/07/05      1,430     1,430,000
  High Point GO Series 2002 MB
    (AA, Aa3)
    4.00%                                06/01/05      1,350     1,354,715
  High Point Public Improvement GO
    Series 2000B MB (AA, Aa3)
    5.25%                                06/01/05      1,250     1,256,853
  Lee County Industrial Facilities
    PCRB (Trion, Inc. Project) Series
    1995 DN (Wachovia Bank N.A.
    LOC)
    2.39%(b)                             04/07/05        100       100,000
  Lee County Industrial Facilities
    PCRB (Var-Arden Corp. Project)
    Series 1999 AMT DN (Comerica
    Bank N.A. LOC)
    2.43%(b)                             04/07/05      5,000     5,000,000
  Mecklenburg County Industrial
    Facilities PCRB (Peidmont
    Plastics Project) Series 1997 AMT
    DN (Branch Banking & Trust Co.
    LOC) (Aa3, VMIG-1)
    2.37%(b)                             04/07/05        990       990,000
  Mecklenburg County Public
    Improvement GO Series 2000D
    MB (AAA, Aaa)
    4.75%                                04/01/05      1,150     1,150,000
  North Carolina Educational Facilities
    Financing Agency RB (Gaston
    Day School Project) Series 2000
    DN (Bank of America N.A. LOC)
    (F-1+)
    2.30%(b)                             04/07/05        100       100,000

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina Housing Finance
    Agency RB Series 2002
    ROC-II-R-175 DN (Salomon Smith
    Barney Liquidity Facility) (VMIG-1)
    2.36%(b)                             04/07/05     $3,525    $3,525,000
  North Carolina Medical Care
    Commission Health Care Facilities
    RB (Carolina Meadows, Inc.
    Project) Series 2004 DN (Allied
    Irish Bank PLC LOC) (VMIG-1)
    2.31%(b)                             04/07/05      2,500     2,500,000
  North Carolina Medical Care
    Commission Health Care Facilities
    RB (Lutheran Services for the
    Aging Project) Series 1998 DN
    (Branch Banking & Trust Co.
    LOC) (A-1)
    2.29%(b)                             04/07/05        100       100,000
  North Carolina Medical Care
    Commission Health Care Facilities
    RB (Novant Health Group Project)
    Series 2004A DN (J.P. Morgan
    Chase Bank SBPA)
    (A-1+, VMIG-1)
    2.30%(b)                             04/07/05        500       500,000
  North Carolina Medical Care
    Commission Hospital RB (Angel
    Medical Center, Inc. Project)
    Series 1997 DN (Wachovia Bank
    N.A. LOC) (A-1)
    2.29%(b)                             04/07/05        600       600,000
  North Carolina Medical Care
    Commission Hospital RB (Baptist
    Hospital Project) Series 1996 DN
    (Wachovia Bank N.A. LOC)
    (A-1+, VMIG-1)
    2.29%(b)                             04/07/05        200       200,000
  North Carolina Medical Care
    Commission Hospital RB (Baptist
    Hospitals Project) Series 2000 DN
    (Wachovia Bank N.A. LOC)
    (A-1, VMIG-1)
    2.29%(b)                             04/07/05        600       600,000
  North Carolina Medical Care
    Commission Hospital RB (Lincoln
    Health System Project) Series
    1996A DN (Bank of America N.A.
    LOC) (A-1, VMIG-1)
    2.30%(b)                             04/07/05        600       600,000
  North Carolina Medical Care
    Commission Hospital RB
    (Lutheran Retirement Project)
    Series 1999 DN (Bank of America
    N.A. LOC) (F-1+)
    2.30%(b)                             04/07/05      1,965     1,965,000
  North Carolina Medical Care
    Commission Hospital RB
    (McDowell Hospital, Inc. Project)
    Series 1999 DN (Wachovia Bank
    N.A. SBPA) (A-1)
    2.29%(b)                             04/07/05        650       650,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              25

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
          NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina Medical Care
    Commission Hospital RB (Moses
    H. Cone Memorial Hospital
    Project) Series 1993 DN
    (Wachovia Bank N.A. LOC) (A-1)
    2.25%(b)                             04/07/05     $  300    $   300,000
  North Carolina Medical Care
    Commission Hospital RB (Moses
    H. Cone Memorial Hospital
    Project) Series 1998 DN
    (Wachovia Bank N.A. LOC) (A-1)
    2.25%(b)                             04/07/05        100        100,000
  North Carolina Medical Care
    Commission Hospital RB (Park
    Ridge Hospital Project) Series
    1988 DN (NationsBank LOC)
    (A-1+)
    2.28%(b)                             04/07/05        200        200,000
  North Carolina Medical Care
    Commission Retirement Facilities
    RB (Aldersgate Project) Series
    2001 DN (Branch Banking & Trust
    Co. LOC) (A-1)
    2.35%(b)                             04/07/05      1,185      1,185,000
  North Carolina Medical Care
    Commission Retirement Facilities
    RB (Brookwood Project) Series
    2001C DN (Branch Banking &
    Trust Co. LOC) (A-1)
    2.35%(b)                             04/07/05        600        600,000
  North Carolina Municipal Power
    Agency RB (Catawba Electric Co.
    Project) Series 2003 DN (MBIA
    Insurance, Bank of New York
    SBPA) (A-1+)
    2.32%(b)                             04/07/05      1,700      1,700,000
  North Carolina Municipal Power
    Agency RB (Merrill Lynch P-Float
    Trust Receipts, Catawba Electric
    Co. Project) Series 2003 MB
    (AMBAC Insurance, Merrill Lynch
    Capital Services SPBA)
    (AAA, F-1+)
    2.40%                                01/19/06      2,000      2,000,000
  Raleigh Durham Airport Authority RB
    Series 2002 AMT DN (FGIC
    Insurance)
    (AAA, Aaa, VMIG-1, F-1+)
    2.28%(b)                             04/07/05        800        800,000
  Raleigh Durham Airport Authority RB
    Series 2005MT-100 DN
    (Kredietbank LOC) (VMIG-1)
    2.37%(b)                             04/07/05      4,145      4,145,000
  Raleigh Public Improvement GO
    Series 2004A MB (AAA, Aaa)
    2.00%                                04/01/05        795        795,000
  Rockingham County Industrial
    Facilities PCRB (Medibeg, Inc.
    Project) Series 1997 AMT DN
    (Wachovia Bank N.A. LOC) (Aa2)
    2.39%(b)                             04/07/05      1,300      1,300,000

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  Rockingham County Industrial
    Facilities PCRB (Whiteridge, Inc.
    Project) Series 1998 AMT DN
    (Branch Banking & Trust Co.
    LOC) (Aa3, VMIG-1)
    2.37%(b)                             04/07/05     $  540    $   540,000
  Rutherford County Industrial
    Facilities PCRB (All American
    Homes Project) Series 1996 AMT
    DN (Bank One N.A. LOC)
    2.45%(b)                             04/07/05      1,100      1,100,000
  Sampson County Industrial Facilities
    PCRB (Dubose Strapping, Inc.
    Project) Series 1997 DN
    (Wachovia Bank N.A. LOC) (A-1)
    2.44%(b)                             04/07/05        800        800,000
  Union County GO Series 2004A DN
    (Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    2.27%(b)                             04/07/05      3,100      3,100,000
  Wake County GO Series 2004A MB
    (Landesbank Hessen-Thuringen
    Girozentrale SBPA) (A-1+, MIG-1)
    2.00%                                04/01/05      1,000      1,007,625
  Winston-Salem COP (Risk
    Acceptance Management Corp.
    Project) Series 1988 DN (National
    Westminster Bank LOC) (A-1+)
    2.27%(b)                             04/07/05        485        485,000
  Winston-Salem GO Series 1990 DN
    (Wachovia Bank N.A. LOC)
    (A-1+, VMIG-1)
    2.30%(b)                             04/07/05        320        320,000
  Winston-Salem Water & Sewer
    System RB Series 2002C DN
    (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    2.30%(b)                             04/07/05      1,500      1,500,000

                                                                ===========
                                                                 52,635,880
                                                                -----------
Puerto Rico - 5.1%
  Commonwealth of Puerto Rico GO
    (Tender Option Certificates) Series
    2001 DN (FSA Insurance, Bank of
    New York Liquidity Facility) (A-1+)
    2.29%(b)                             04/07/05      1,500      1,500,000
  Commonwealth of Puerto Rico
    Highway & Transportation
    Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2002 PT-1052 DN (Merrill Lynch
    Capital Services Liquidity Facility)
    (A-1)
    2.31%(b)                             04/07/05        600        600,000
  Commonwealth of Puerto Rico
    Highway & Transportation
    Authority RB Series 1998A DN
    (AMBAC Insurance, Bank of Nova
    Scotia SBPA) (A-1+, VMIG-1)
    2.23%(b)                             04/07/05        400        400,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
26

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
          NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                              PAR
                                  MATURITY   (000)      VALUE
                                 ---------- ------- ------------
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Commonwealth of Puerto Rico RB
    Series 2004 TRAN
    (SP-1+, MIG-1)
    3.00%                        07/29/05   $350     $  351,525

                                                     ==========
                                                      2,851,525
                                                     ----------

TOTAL INVESTMENTS IN SECURITIES -  99.7%
  (Cost $55,487,405(a))                        55,487,405
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.3%                              168,190
                                               ----------
NET ASSETS - 100.0%
  (Applicable to 55,025,889
  Institutional shares, 310,038
  Service shares, 318,774 Investor
  A shares)                                   $55,655,595
                                              ===========

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($55,026,557/55,025,889)     $  1.00
                               =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
        ($310,260/310,038)     $  1.00
                               =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INVESTOR A SHARE
        ($318,778/318,774)     $  1.00
                               =======
-------------------

     (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              27

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

AS OF APRIL 30, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS - 102.2%
Ohio - 101.6%
  Akron Income Tax RB (Community
    Learning Centers Project) Series
    2004A DN (FGIC Insurance,
    ABN-AMRO Bank N.V. SBPA)
    (A-1, F-1+)
    2.32%(b)                            04/07/05     $3,050    $3,050,000
  American Municipal Power, Inc. GO
    (Amherst City Project) Series
    2004 BAN
    2.35%                               12/01/05        865       865,000
  American Municipal Power, Inc. GO
    (Cleveland Public Power Project)
    Series 2004 BAN
    1.60%                               08/18/05      3,215     3,215,000
  American Municipal Power, Inc. GO
    (Gorsuch Station Improvement
    Project) Series 2004A BAN
    1.15%                               04/01/05        525       525,000
  American Municipal Power, Inc. GO
    (Gorsuch Station Project) Series
    2005-A DN
    2.85%(b)                            04/07/05      1,000     1,000,000
  American Municipal Power, Inc. GO
    (Lakeview Project) Series 2005
    BAN
    2.55%                               02/02/06        525       525,000
  American Municipal Power, Inc. GO
    (Milan Village Project) Series 2005
    BAN
    2.55%                               01/12/06        563       562,675
  American Municipal Power, Inc. GO
    (Ohio, Inc. Hubbard Project)
    Series 2004 BAN
    2.45%                               12/14/05        495       495,000
  American Municipal Power, Inc. GO
    (Plymouth Village Project) Series
    2004 BAN
    2.15%                               11/09/05        435       435,000
  American Municipal Power, Inc. GO
    (St. Mary's Project) Series 2004
    BAN
    1.90%                               10/06/05      1,500     1,500,000
  American Municipal Power, Inc. GO
    (Village of Woodville Project)
    Series 2004 BAN
    2.00%                               07/21/05      1,700     1,700,000
  Ashtabula County IDRB (Brighton
    Manor, Inc. Project) Series 1986
    AMT DN (KeyBank N.A. LOC)
    2.42%(b)                            04/07/05      2,500     2,500,000
  Avon GO Series 2004 BAN
    1.35%                               04/14/05        340       340,030
  Brooklyn IDRB (Dylon Industries,
    Inc. Project) Series 1999 AMT DN
    (KeyBank N.A. LOC)
    2.42%(b)                            04/07/05        850       850,000
  Brunswick GO Series 2005 BAN
    2.90%                               04/06/06      2,030     2,033,938
  Butler County GO Series 2004D
    BAN
    2.75%                               09/22/05      3,000     3,016,033
  Champaign County IDRB (Allied
    Signal, Inc. Project) Series 1998
    DN (A-1)
    2.60%(b)                            04/07/05      1,000     1,000,000

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Cincinnati City School District GO
    (School Energy Conservation
    Project) Series 2004 BAN
    (SP-1+, MIG-1)
    2.50%                               09/09/05     $3,000    $3,011,717
  Clark County GO Series 2005 BAN
    2.75%                               02/23/06      1,925     1,929,204
  Cleveland Airport System RB
    (Banque Nationale de Paribas
    Stars & Residual Certificates)
    Series 2004-81B AMT DN (FSA
    Insurance, Banque Nationale de
    Paribas Liquidity Facility)
    (VMIG-1)
    2.37%(b)                            04/07/05        310       310,000
  Cleveland-Cuyahoga County Port
    Authority RB (Laurel School
    Project) Series 2004 DN
    (KeyBank N.A. LOC)
    2.35%(b)                            04/07/05      1,140     1,140,000
  Columbus GO Series 1998B BAN
    (AAA, Aaa)
    5.25%                               05/15/05        400       401,893
  Cuyahoga County Civic Facility RB
    (Orion Services, Inc. Project)
    Series 2001 DN (Bank One N.A.
    LOC)
    2.40%(b)                            04/07/05      1,550     1,550,000
  Cuyahoga County Economic
    Development RB (Berea
    Children's Home Project) Series
    2000 DN (Huntington National
    Bank LOC) (VMIG-1)
    2.38%(b)                            04/07/05      1,940     1,940,000
  Cuyahoga County IDRB (Great
    Lakes Brewing Co. Project) Series
    2001 AMT DN (Huntington
    National Bank LOC)
    2.48%(b)                            04/07/05      1,260     1,260,000
  Cuyahoga County IDRB (Marine
    Mechanical Corp. Project) Series
    2000 AMT DN (Charter One Bank
    LOC)
    2.54%(b)                            04/07/05      2,610     2,610,000
  Cuyahoga County IDRB (Trio
    Diversified Co. Project) Series
    2000 AMT DN (KeyBank N.A.
    LOC)
    2.42%(b)                            04/07/05      1,875     1,875,000
  Delaware County Economic
    Development RB (The Columbus
    Zoological Park Associates, Inc.
    Project) Series 2003 DN
    (Huntington National Bank LOC)
    2.35%(b)                            04/07/05      3,300     3,300,000
  Delaware County IDRB (Air Waves,
    Inc. Project) Series 1995 DN
    (KeyBank N.A. LOC)
    2.42%(b)                            04/07/05        505       505,000
  Erie County IDRB (Brighton Manor
    Co. Project) Series 1986 AMT DN
    (KeyBank N.A. LOC)
    2.42%(b)                            04/07/05      3,750     3,750,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
28

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Fairfield County GO Series 2004
    BAN
    2.00%                               04/13/05     $1,300    $1,300,346
  Franklin County Healthcare Facilities
    RB (Heritage Day Health Centers
    Project) Series 2002 DN
    (Huntington National Bank LOC)
    2.35%(b)                            04/07/05      1,225     1,225,000
  Franklin County Healthcare Facilities
    RB (Willow Brook Christian
    Project) Series 2004 DN (Fifth
    Thrid Bank LOC) (A-1+)
    2.30%(b)                            04/07/05      2,050     2,050,000
  Fulton County IDRB (Haas Door Co.
    & Nofziger Doors International,
    Inc. Project) Series 1999 AMT DN
    (National City Bank N.A. LOC)
    2.44%(b)                            04/07/05        935       935,000
  Geauga County GO Series 2004
    BAN
    1.80%                               08/30/05      1,350     1,351,095
  Geauga County RB (Thistle Lane
    Project) Series 2000 AMT DN
    (Huntington National Bank LOC)
    2.48%(b)                            04/07/05      2,310     2,310,000
  Greene County GO Series 2004
    BAN
    2.25%                               08/18/05        315       315,648
  Greene County IDRB (AFC
    Stamping & Production, Inc.,
    Barsplice Products Project) Series
    1995 AMT DN (KeyBank N.A.
    LOC)
    2.42%(b)                            04/07/05        310       310,000
  Huber Heights GO (Brandt Pike
    Project) Series 2005 MB
    3.25%                               03/31/06      1,155     1,161,727
  Jackson RB (Hospital Facilities
    Project) Series 2005 DN (Radian
    Insurance, Fifth Third Bank LOC)
    (AA, F-1+)
    2.33%(b)                            04/07/05      2,250     2,250,000
  Lebanon GO Series 2004 BAN
    2.40%                               07/07/05        400       400,731
  Lorain County IDRB (Ohio
    Metallurgical Services Project)
    Series 2001 AMT DN (First Merit
    Bank N.A. LOC)
    2.56%(b)                            04/07/05      2,050     2,050,000
  Lyndhurst GO Series 2005 BAN
    2.65%                               03/02/06        425       425,761
  Mahoning County IDRB (M&J
    Development Ltd. Project) Series
    2002 AMT DN (KeyBank N.A.
    LOC)
    2.42%(b)                            04/07/05      2,640     2,640,000
  Mahoning County IDRB (Serra Land
    Project) Series 1997 AMT DN
    (KeyBank N.A. LOC)
    2.42%(b)                            04/07/05      1,230     1,230,000
  Mahoning County RB (Youngstown
    Iron & Metal, Inc. Project) Series
    1997 AMT DN (National City Bank
    N.A. LOC)
    2.49%(b)                            04/07/05        600       600,000

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Mentor IDRB (Arrow Machine Co.
    Ltd. Project) Series 1997 DN (First
    Merit Bank N.A. LOC)
    2.40%(b)                            04/07/05     $1,475    $1,475,000
  Montgomery County GO Series
    2005 BAN
    3.00%                               12/01/05      1,000     1,004,210
  Montgomery County Healthcare
    Facilities RB Series 2002 DN
    (Bank One N.A. LOC)
    2.40%(b)                            04/07/05      2,600     2,600,000
  North Olmsted GO Series 2004 BAN
    1.55%                               05/04/05      1,075     1,075,239
  Ohio Air Quality Development
    Authority PCRB (Ohio Educational
    Co. Project) Series 1988C AMT
    DN (Wachovia Bank N.A. LOC)
    (A-1+, P-1)
    2.30%(b)                            04/07/05        200       200,000
  Ohio Building Authority RB (Adult
    Correctional Building Funds
    Project) Series 2001 MB (FSA
    Insurance)
    5.00%                               10/01/05        100       101,661
  Ohio GO (Citibank Trust Receipts)
    Series 2003R-4015 ROC II DN
    (Citigroup Global Markets Liquidity
    Facility) (VMIG-1)
    2.31%(b)                            04/07/05      5,230     5,230,000
  Ohio GO Series 1996 MB
    (AA+, Aa1)
    5.05%                               04/07/05        250       255,970
  Ohio Higher Education Facility RB
    (Ashland University Project)
    Series 2004 DN (KeyBank N.A.
    LOC) (A-1)
    2.33%(b)                            04/07/05      3,750     3,750,000
  Ohio Higher Educational Facility
    Community RB Series 2000C DN
    (Fifth Third Bank N.A. LOC)
    2.35%(b)                            04/07/05        530       530,000
  Ohio Housing Finance Agency
    Mortgage RB Series 2001 AMT
    DN (Bank of America N.A. LOC)
    (VMIG-1)
    2.40%(b)                            04/07/05      1,745     1,745,000
  Ohio Housing Finance Agency
    Multi-Family Housing RB (Lincoln
    Park Association Project) Series
    1985 MB (Bank One N.A. LOC)
    (MIG-1)
    2.00%                               05/02/05      1,715     1,715,000
  Ohio Housing Finance Agency RB
    (Clipper Tax-Exempt Certificates
    Trust Project) Series 2004-08
    AMT DN (Lloyds Bank SBPA)
    (VMIG-1)
    2.40%(b)                            04/07/05      8,250     8,250,000
  Ohio IDRB (Ashley Ward, Inc.
    Project) Series 1997 AMT DN
    (Fifth Third Bank N.A. LOC)
    2.43%(b)                            04/07/05        695       695,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              29

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Ohio PCRB (Ross Incineration
    Project) Series 2000-1 AMT DN
    (Bank One N.A. LOC)
    2.45%(b)                            04/07/05     $2,070    $2,070,000
  Ohio Public Facilities Community
    Higher Educational Capital
    Facilities RB Series 1995II-A MB
    (Kredietbank N.V. LOC)
    (AAA, Aaa)
    5.20%                               05/01/05        425       426,308
  Ohio Solid Waste Facilities RB (Pel
    Technologies LLC Project) Series
    2002 AMT DN (KeyBank N.A.
    LOC) (VMIG-1)
    2.35%(b)                            04/07/05      3,200     3,200,000
  Portage County IDRB (Action Super
    Abrasive Project) Series 1996
    AMT DN (National City Bank N.A.
    LOC)
    2.45%(b)                            04/07/05        810       810,000
  Portage County IDRB
    (Bauer/Hibbard Properties Ltd.
    Project) Series 1998 DN (National
    City Bank N.A. LOC)
    2.49%(b)                            04/07/05        830       830,000
  Putnam County Health Care
    Facilities RB (Hilty Memorial
    Home Project) Series 2004 DN
    (LaSalle Bank N.A. LOC)
    2.37%(b)                            04/07/05      3,560     3,560,000
  Richland County GO Series 2004
    BAN
    2.15%                               08/10/05        500       500,705
  Richland County GO Series 2005
    BAN
    3.25%                               03/29/06        965       971,056
  Rickenbacker Port Authority RB
    (P-Float Trust Receipts) Series
    2004 PT-2453 AMT DN (Merrill
    Lynch Guaranty) (F-1+)
    2.41%(b)                            04/07/05      7,950     7,950,000
  Sandusky County IDRB (Brighton
    Manor Co. Project) Series 1986
    AMT DN (Bank One N.A. LOC)
    (VMIG-1)
    2.42%(b)                            04/07/05      2,800     2,800,000
  St. Marys GO Series 2004 BAN
    1.95%                               09/15/05        600       600,674
  Stark County IDRB (Thakar
    Properties LLC Project) Series
    2002 AMT DN (National City Bank
    N.A. LOC)
    2.39%(b)                            04/07/05      4,445     4,445,000
  Strongsville IDRB (Web Plastics Co.
    Project) Series 1997 DN (National
    City Bank N.A. LOC)
    2.49%(b)                            04/07/05        605       605,000
  Summit County Civic Facility RB
    (Akron Area Electrical Joint
    Apprenticeship & Training Trust
    Project) Series 2001 DN
    (KeyBank N.A. LOC)
    2.35%(b)                            04/07/05      1,440     1,440,000

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Summit County IDRB (Austin
    Printing Co., Inc. Project) Series
    1994 AMT DN (Bank One N.A.
    LOC)
    2.49%(b)                            04/07/05     $  100    $  100,000
  Summit County IDRB (Flutes LLC
    Project) Series 2002 AMT DN
    (Marshall & Ilsley Bank LOC)
    2.39%(b)                            04/07/05      2,645     2,645,000
  Summit County IDRB (Jendrisak
    Properties Project) Series 2001
    AMT DN (First Merit Bank N.A.
    LOC)
    2.56%(b)                            04/07/05      2,170     2,170,000
  Summit County IDRB (KB Compost
    Services, Inc. Project) Series 2001
    AMT DN (KeyBank N.A. LOC)
    2.42%(b)                            04/07/05      1,800     1,800,000
  Summit County IDRB (Sigma
    Properties Project) Series 2000A
    AMT DN (National City Bank N.A.
    LOC)
    2.44%(b)                            04/07/05      1,180     1,180,000
  Summit County IDRB (Waltco Truck
    Equipment Project) Series 1988
    AMT MB (Skandinaviska Enskilda
    LOC)
    2.80%                               07/15/05        360       360,000
  Summit County Port Authority RB
    (Meadow Lane Building LLC
    Project) Series 2003A AMT DN
    (KeyBank N.A. LOC)
    2.42%(b)                            04/07/05      2,500     2,500,000
  Toledo Multi-Family Housing RB
    (Cherrywood Apartments Project)
    Series 2001 AMT DN (KeyBank
    N.A. LOC)
    2.42%(b)                            04/07/05      2,795     2,795,000
  Trumbull County IDRB (Ellwood
    Engineered Project) Series 2004
    AMT DN (KeyBank N.A. LOC)
    2.42%(b)                            04/07/05      1,700     1,700,000
  Trumbull County IDRB (United Steel
    Service, Inc. Project) Series
    2000B AMT DN (Bank One N.A.
    LOC)
    2.50%(b)                            04/07/05        380       380,000
  Union County GO (Memorial
    Hospital Improvements Project)
    Series 2004 BAN
    2.00%                               04/14/05      2,250     2,250,697
  Vermilion GO Series 2004 BAN
    1.90%                               10/06/05        415       415,420
  West Chester Township GO Series
    2004 BAN
    2.05%                               08/11/05      2,250     2,253,598
  Western Reserve Housing
    Development Corporation
    Economic RB (Trumbull
    Metropolitan Housing Project)
    Series 2003 DN (KeyBank N.A.
    LOC)
    2.43%(b)                            04/07/05      3,520     3,520,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
30

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                    PAR
                                       MATURITY    (000)        VALUE
                                      ---------- --------- --------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Westlake GO Series 2004 BAN
    1.80%                             06/09/05    $1,685    $  1,685,624
  Wood County Economic
    Development RB (Hammill
    Manufacturing Co. Project) Series
    2000 AMT DN (Sky Bank LOC)
    3.28%(b)                          04/07/05     1,735       1,735,000
  Wood County Economic
    Development RB (Precision
    Aggregate II Project) Series 1996
    AMT DN (Mid American National
    Banking & Trust LOC)
    3.28%(b)                          04/07/05     1,835       1,835,000
  Wood County Economic
    Development RB (Sun Seed
    Holding Co., Inc. Project) Series
    2001A AMT DN (Sky Bank LOC)
    3.28%(b)                          04/07/05     1,685       1,685,000
  Wood County Economic
    Development RB (Toledo
    Electrical Joint Apprenticeship &
    Training Fund Project) Series
    2000 DN (Sky Bank LOC)
    3.28%(b)                          04/07/05     1,030       1,030,000
  Wood County IDRB (TMT Leasing
    LLC Project) Series 2004 DN
    (Huntington National Bank LOC)
    2.45%(b)                          04/07/05     2,250       2,250,000

                                                            ============
                                                             160,876,960
                                                            ------------
Puerto Rico - 0.6%
  Commonwealth of Puerto Rico RB
    Series 2004 TRAN
    (SP-1+, MIG-1)
    3.00%                             07/29/05       995         999,336
                                                            ------------

TOTAL INVESTMENTS IN SECURITIES -
102.2%
  (Cost $161,876,296(a))                        161,876,296
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (2.2)%                         (3,538,356)
                                                -----------
NET ASSETS - 100.0%
  (Applicable to 126,851,490
  Institutional shares, 11,177,881
  Service shares, 20,335,766
  Investor A shares)                           $158,337,940
                                               ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($126,836,489/126,851,490)       $  1.00
                                   =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
    ($11,175,314/11,177,881)       $  1.00
                                   =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INVESTOR A SHARE
    ($20,326,137/20,335,766)       $  1.00
                                   =======
-------------------

     (a) Aggregate cost for Federal income tax purposes.

 (b) Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              31

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF APRIL 30, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS - 101.6%
Pennsylvania - 101.0%
  Allegheny County IDRB
    (Commonwealth Development
    Parkway Project) Series 1994A
    DN (National City Bank N.A. LOC)
    (Aa3)
    2.31%(b)                            04/07/05    $ 3,000    $ 3,000,000
  Allegheny County IDRB (UPMC
    Health System Project) Series
    2002C DN (Comerica Bank N.A.
    LOC) (A-1)
    2.30%(b)                            04/07/05      1,700      1,700,000
  Allegheny County Port Authority RB
    Series 1999 MB (MBIA Insurance)
    (AAA, Aaa)
    5.25%                               06/01/05      2,885      2,902,367
  Allentown Package Authority RB
    Series 2004 MB (FSA Insurance)
    (Aaa, AAA)
    2.50%                               10/01/05        280        281,246
  Berks County IDRB (Backman Co.
    Project) Series 1994 AMT DN
    (M&T Bank Corp. LOC) (P-1)
    2.27%(b)                            04/07/05      1,615      1,615,000
  Berks County IDRB (Beacon
    Container Corp. Project) Series
    1997A AMT DN (Wachovia Bank
    N.A. LOC) (P-1)
    2.44%(b)                            04/07/05        890        890,000
  Berks County IDRB (Tray Pak Co.
    Project) RB Series 2001A AMT
    DN (Wachovia Bank N.A. LOC)
    2.44%(b)                            04/07/05      3,325      3,325,000
  Blair County IDRB Series 2003 AMT
    DN (Fulton Bank LOC)
    (A-1, VMIG-1)
    2.48%(b)                            04/07/05      2,205      2,205,000
  Bucks County IDRB (LTL Color
    Compounders Project) Series
    1999B DN (Wilmington Trust Co.
    LOC)
    2.44%(b)                            04/07/05      1,625      1,625,000
  Cambria County IDA Resource
    Recovery RB (Cambria Cogen Co.
    Project) Series 1998 A-2 AMT DN
    (Bayerische Landesbank
    Girozentrale LOC) (VMIG-1)
    2.48%(b)                            04/07/05     16,000     16,000,000
  Carlisle Area School District GO
    Series 2004-G44 DN (MBIA
    Insurance, J.P. Morgan Chase
    Bank SBPA) (VMIG-1)
    2.32%(b)                            04/07/05      2,035      2,035,000
  Chester County Health & Education
    Facilities Retirement Community
    RB (Kendal Crosslands
    Community Project) Series 2003
    DN (Allied Irish Bank PLC LOC)
    (A-1)
    2.31%(b)                            04/07/05      2,000      2,000,000
  Chester County IDRB (RV Industrial,
    Inc. Project) Series 2001AMT DN
    (M&T Bank Corp. LOC) (A-1)
    2.13%(b)                            04/07/05      3,850      3,850,000

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Chester County Industrial
    Development Authority Student
    Housing RB (University Student
    Housing Limited Project) Series
    2003 DN (Royal Bank of Scotland
    PLC LOC) (VMIG-1)
    2.33%(b)                            04/07/05    $ 8,000    $ 8,000,000
  Crawford County IDRB Series 2000
    AMT DN (National City Bank N.A.
    LOC)
    2.44%(b)                            04/07/05      1,165      1,165,000
  Cumberland County IDRB
    (Lawrence Schiff Silk Co. Project)
    Series 1998 AMT DN (Wachovia
    Bank N.A. LOC)
    2.44%(b)                            04/07/05        990        990,000
  Delaware County Authority
    University RB (Villanova University
    Project) Series 2003 MB (FGIC
    Insurance) (AAA, Aaa)
    2.00%                               08/01/05      1,100      1,101,911
  Delaware Valley Regional Finance
    Authority Local Government RB
    Series 2002 DN (Merrill Lynch &
    Co. SPBA) (A-1+)
    2.38%(b)                            04/07/05      4,995      4,995,000
  East Hempfield Township IDRB
    (Herley Industrial, Inc. Project)
    Series 2001 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    2.27%(b)                            04/07/05      2,700      2,700,000
  Erie County IDRB (American Turned
    Products Project) Series 1997
    AMT DN (KeyBank N.A. LOC)
    2.42%(b)                            04/07/05      1,370      1,370,000
  Erie County IDRB (Reed
    Manufacturing Project) Series
    1997 AMT DN (National City Bank
    N.A. LOC)
    2.49%(b)                            04/07/05        400        400,000
  Fayette County IDRB (Dynamic
    Material Corp. Project) Series
    1998 AMT DN (KeyBank N.A.
    LOC)
    2.42%(b)                            04/07/05      2,270      2,270,000
  Franklin County IDRB
    (Chambersburg Hospital Project)
    Series 2000 DN (AMBAC
    Insurance, Wachovia Bank N.A.
    SBPA) (A-1)
    2.38%(b)                            04/07/05      2,105      2,105,000
  Franklin County IDRB (Menno
    Haven Project) Series 2001 DN
    (Radian Insurance, Fleet National
    Bank SBPA) (A-1+)
    2.35%(b)                            04/07/05      1,785      1,785,000
  Franklin County IDRB (Precast
    System Project) Series 2001A
    AMT DN (M&T Bank Corp. LOC)
    (A-2, P-1, F-1)
    2.27%(b)                            04/07/05      1,760      1,760,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
32

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Harrisburg Authority School RB
    (Harrisburg Project) Series 2003
    DN (AMBAC Insurance,
    Westdeutsche Landesbank
    Girozentrale Liquidity Facility)
    (A-1+)
    2.12%(b)                          04/07/05    $ 4,500    $ 4,500,000
  Horizon Hospital System Authority
    Health & Housing Facility RB (St.
    Paul Homes Project) Series 2002
    DN (M&T Bank Corp. LOC)
    (VMIG-1)
    2.36%(b)                          04/07/05      7,455      7,455,000
  Lackawanna County IDRB (Herff
    Jones, Inc. Project) Series 2001
    AMT DN (National City Bank N.A.
    LOC)
    2.39%(b)                          04/07/05      2,800      2,800,000
  Lancaster County Hospital Authority
    RB (Health Center Luthercare
    Project) Series 1999 DN (M&T
    Bank Corp. LOC) (A-1)
    2.20%(b)                          04/07/05      5,085      5,085,000
  Lancaster County Hospital Authority
    RB (Lancaster General Hospital
    Project) Series 2002 DN (Fulton
    Bank LOC) (VMIG-1)
    2.43%(b)                          04/07/05      4,000      4,000,000
  Lancaster County Hospital Authority
    RB (Landis Homes Retirement
    Community Project) Series 2002
    DN (M&T Bank Corp. LOC) (A-1)
    2.20%(b)                          04/07/05      4,615      4,615,000
  Lancaster County Hospital Authority
    RB (Willow Valley Retirement
    Project) Series 2002A DN (Radian
    Insurance, Fleet National Bank
    SBPA) (A-1+)
    2.31%(b)                          04/07/05     12,800     12,800,000
  Lancaster County IDRB (Clean
    Creek Partners Project) Series
    2000 AMT DN (M&T Bank Corp.
    LOC) (A-1)
    2.27%(b)                          04/07/05      5,340      5,340,000
  Lancaster County IDRB (D&P Skibo
    LLC Project) Series 2001 AMT DN
    (Wachovia Bank N.A. LOC)
    2.44%(b)                          04/07/05      1,705      1,705,000
  Lancaster County IDRB (Garden
    Spot Village Project) Series 2004
    DN (Fulton Bank LOC) (VMIG-1)
    2.15%(b)                          04/07/05      7,700      7,700,000
  Lancaster County IDRB (John F.
    Martin & Sons Project) Series
    2001 AMT DN (Fulton Bank LOC)
    (A-2)
    2.53%(b)                          04/07/05        700        700,000
  Lancaster County IDRB (Oakfront
    LP Project) Series 2001 AMT DN
    (M&T Bank Corp. LOC)
    (A-2, P-1, F-1)
    2.27%(b)                          04/07/05      2,320      2,320,000
  Lancaster County IDRB Series 1998
    AMT DN (Bank One N.A. LOC)
    2.45%(b)                          04/07/05      1,800      1,800,000

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Lawrence County IDRB (L&N
    Metallurgical Products Project)
    Series 1996 AMT DN (Banque
    Nationale de Paribas LOC)
    2.54%(b)                          04/07/05    $ 4,150    $ 4,150,000
  Lawrence County IDRB (Villa Maria
    Project) Series 2003 DN (Allied
    Irish Bank PLC LOC) (VMIG-1)
    2.30%(b)                          04/07/05      2,655      2,655,000
  Lebanon County Health Facility RB
    Series 2000 DN (Northern Trust
    LOC) (A-1+)
    2.33%(b)                          04/07/05      3,000      3,000,000
  Lebanon County Health Facility RB
    Series 2002 DN (Radian
    Insurance, Fleet National Bank
    SPBA) (A-1)
    2.38%(b)                          04/07/05      5,300      5,300,000
  Mercer County Industrial Authority
    Economic Development RB (Solar
    Atmospheres Western
    Pennsylvania Project) Series 2001
    DN (Fulton Bank LOC) (A-1)
    2.34%(b)                          04/07/05      2,460      2,460,000
  Montgomery County Higher
    Education & Health Authority RB
    (Pennsylvania Higher Education &
    Health Loan Project) Series
    1996A DN (M&T Bank Corp. LOC)
    (A-2)
    2.22%(b)                          04/07/05      2,895      2,895,000
  Montgomery County IDRB (Apple
    Fresh Foods Ltd. Project) Series
    1996 AMT DN (Wachovia Bank
    N.A. LOC) (VMIG-1)
    2.20%(b)                          04/07/05        695        695,000
  Montgomery County IDRB (First
    Mortgage Meadowood Corp.
    Project) Series 2005 DN (Citizens
    Bank LOC) (VMIG-1)
    2.33%(b)                          04/07/05      7,250      7,250,000
  Montgomery County IDRB (Laneko
    Engineering Co. Project) Series
    1999A AMT DN (Wachovia Bank
    N.A. LOC)
    2.39%(b)                          04/07/05      1,330      1,330,000
  North Penn Health Hospital &
    Education Authority Hospital RB
    (Maple Village Project) Series
    2000B DN (M&T Bank Corp. LOC)
    (VMIG-1)
    2.40%(b)                          04/07/05      7,415      7,415,000
  North Pocono School District GO
    Series 2003-8 DN (ABN-AMRO
    Bank N.V. SBPA, FGIC Insurance)
    (F-1+)
    2.32%(b)                          04/07/05      9,995      9,995,000
  Northampton County IDRB
    (Bethlehem Contracting Project)
    Series 2001A AMT DN (M&T Bank
    Corp. LOC) (A-2, P-1, F-2)
    2.27%(b)                          04/07/05      3,780      3,780,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              33

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Northampton County IDRB (Trent
    Family Partnership Project) Series
    2002 AMT DN (Wachovia Bank
    N.A. LOC)
    2.44%(b)                            04/07/05    $ 2,065    $ 2,065,000
  Northampton Township GO Series
    2001 MB (FGIC Insurance)
    (Aaa, AAA)
    3.75%                               05/15/05        175        175,498
  Pennsylvania Economic
    Development Financing Authority
    RB (Homewood Retirement
    Project) Series 1992E DN (M&T
    Bank Corp. LOC) (VMIG-1)
    2.17%(b)                            04/07/05      4,825      4,825,000
  Pennsylvania Economic
    Development Financing Authority
    RB (Material Technology Project)
    Series 2000D AMT DN (Wachovia
    Bank N.A. LOC)
    2.39%(b)                            04/07/05        800        800,000
  Pennsylvania Economic
    Development Financing Authority
    RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 PA-1282
    DN (Merrill Lynch & Co. LOC)
    (A-1)
    2.35%(b)                            04/07/05      5,000      5,000,000
  Pennsylvania Economic
    Development Financing Authority
    RB (Sunoco, Inc. Project) Series
    2004A AMT DN (Sunoco, Inc.
    Guaranty) (A-2, P-2)
    2.34%(b)                            04/07/05      4,700      4,700,000
  Pennsylvania Economic
    Development Financing Authority
    RB Series 1999D AMT DN
    (Wachovia Bank N.A. LOC)
    2.44%(b)                            04/07/05      1,100      1,100,000
  Pennsylvania Energy Development
    Authority RB (B&W Ebensburg
    Project) Series 1988 DN (Swiss
    Bank LOC) (A-1+, VMIG-1)
    2.33%(b)                            04/07/05      1,000      1,000,000
  Pennsylvania Higher Educational
    Assistance Agency Student Loan
    RB Series 1988A AMT DN
    (Student Loan Marketing
    Association Guaranty,
    Westdeutsche Landesbank
    Gironzentrale SBPA)
    (A-1+, VMIG-1)
    2.27%(b)                            04/07/05      1,600      1,600,000
  Pennsylvania Higher Educational
    Assistance Agency Student Loan
    RB Series 1997A AMT DN (Dexia
    Credit Local SBPA)
    (A-1+, VMIG-1)
    2.35%(b)                            04/07/05      2,300      2,300,000
  Pennsylvania Higher Educational
    Assistance Agency Student Loan
    RB Series 2001A AMT DN
    (AMBAC Insurance)
    (A-1+, VMIG-1)
    2.35%(b)                            04/07/05      1,000      1,000,000

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania Higher Educational
    Assistance Agency Student Loan
    RB Series 2001B AMT DN
    (Multiple LOCs) (VMIG-1)
    2.35%(b)                            04/07/05    $ 9,600    $ 9,600,000
  Pennsylvania Higher Educational
    Assistance Agency Student Loan
    RB Series 2002A AMT DN (FSA
    Insurance) (A-1+, VMIG-1)
    2.35%(b)                            04/07/05     20,000     20,000,000
  Pennsylvania Higher Educational
    Facilities Authority Hospital RB
    (Merrill Lynch P-Float Trust
    Receipts) Series 2005-2498 DN
    (Merrill Lynch Guaranty) (F-1+)
    2.38%(b)                            04/07/05      5,060      5,060,000
  Pennsylvania Higher Educational
    Facilities Authority RB
    (Association of Independent
    Colleges & Universities Project)
    Series 2004M-3 MB (M&T Bank
    Corp. LOC) (A-1)
    2.00%                               11/01/05      4,000      4,000,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Drexel
    University Project) Series 2003B
    DN (Allied Irish Bank PLC
    Liquidity Facility) (Aaa, AA)
    2.28%(b)                            04/07/05      8,650      8,650,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Lycoming
    College Project) Series 2003 MB
    (Allied Irish Bank PLC Liquidity
    Facility) (MIG-1)
    2.00%                               11/01/05      5,500      5,500,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2004 MT-042 DN (Lloyds
    Bank LOC, Merrill Lynch Capital
    Services SBPA) (F-1+)
    2.34%(b)                            04/07/05     21,000     21,000,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Mount
    Aloysuis College Project) Series
    2003 DN (Allied Irish Bank PLC
    LOC) (A-1)
    2.31%(b)                            04/07/05      2,500      2,500,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Mount
    Aloysuis College Project) Series
    2003 MB (M&T Bank Corp. LOC)
    (MIG-1)
    2.00%                               11/01/05      1,300      1,300,000
  Pennsylvania Higher Educational
    Facilities Authority RB (University
    of Pennsylvania Health Services
    Project) Series 1996C DN (Credit
    Suisse LOC) (A-1+, VMIG-1)
    2.26%(b)                            04/07/05      4,000      4,000,000
  Pennsylvania Higher Educational
    Facilities Authority RB Series 1998
    DN (Banque Nationale de Paribas
    LOC) (VMIG-1)
    2.34%(b)                            04/07/05      2,900      2,900,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
34

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania Housing Finance
    Agency Single Family Mortgage
    RB (Landesbank Hessen P-Float
    Trust Receipts) Series 2004-82B
    AMT DN (Landesbank
    Hessen-Thuringen Girozentrale
    LOC) (A-1+, VMIG-1)
    2.28%(b)                            04/07/05    $10,000    $10,000,000
  Pennsylvania Housing Finance
    Agency Single Family Mortgage
    RB (Landesbank Hessen P-Float
    Trust Receipts) Series 2004-85B
    AMT DN (Landesbank Hessen
    SBPA) (A-1+, VMIG-1)
    2.26%(b)                            04/07/05      3,500      3,500,000
  Pennsylvania Housing Finance
    Agency Single Family Mortgage
    RB (Landesbank Hessen P-Float
    Trust Receipts) Series 2004-85C
    AMT DN (Landesbank Hessen
    SBPA) (A-1+, VMIG-1)
    2.26%(b)                            04/07/05        200        200,000
  Pennsylvania Housing Finance
    Agency Single Family Mortgage
    RB (Merrill Lynch P-Float Trust
    Receipts) Series 2003 PT-2190
    DN (FSA Insurance, Merrill Lynch
    Capital Services SBPA) (VMIG-1)
    2.35%(b)                            04/07/05      4,830      4,830,000
  Pennsylvania Housing Financing
    Agency RB Series 2005 AMT DN
    (Depfa Bank SBPA) (VMIG-1)
    2.30%(b)                            04/07/05     16,300     16,300,000
  Pennsylvania Intergovernmental
    Cooperation Authority RB Series
    1994 MB (FGIC Insurance)
    (AAA, Aaa)
    6.75%                               06/15/05        300        303,273
  Pennsylvania State GO Second
    Series 2003 DN (Wachovia Bank
    N.A. LOC) (VMIG-1)
    2.35%(b)                            04/07/05      2,970      2,970,000
  Pennsylvania State GO Series 1999
    MB (MBIA Insurance) (AAA, Aaa)
    5.00%                               06/01/05        100        100,572
  Pennsylvania State Turnpike
    Commission RB (ABN-AMRO
    Munitops Trust Certificates) Series
    2004-9 MB (AAA, Aaa)
    2.32%                               04/06/05     13,435     13,435,000
  Philadelphia Authority IDRB (30th
    Street Station Project) Series
    1987 AMT DN (MBIA Insurance,
    Royal Bank of Scotland LOC)
    (A-1+, VMIG-1)
    2.00%(b)                            04/30/05     14,900     14,900,000
  Philadelphia Authority IDRB (Airport
    Project) Series 1998P-1 AMT DN
    (FGIC Insurance, Bank of America
    N.A. SBPA)
    2.43%(b)                            04/07/05      5,000      5,000,000
  Philadelphia Authority IDRB (Greater
    Philadelphia Health System
    Project) Series 2003 DN
    (Commerce Bank N.A. Liquidity
    Facility) (VMIG-1)
    2.31%(b)                            04/07/05      3,540      3,540,000

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Philadelphia Authority IDRB (Inglis
    Housing Project) Series 1997 MB
    (Morgan Guaranty Trust LOC)
    (A-1+)
    1.97%                               05/02/05    $ 3,600    $ 3,599,710
  Philadelphia Authority IDRB
    (Marketplace Redwood Project)
    Series 2001A AMT DN (AMBAC
    Insurance, Landesbank
    Hessen-Thuringen Girozentrale
    SBPA) (A-1+, VMIG-1)
    2.26%(b)                            04/07/05      1,200      1,200,000
  Philadelphia Authority IDRB
    (Universal Community Homes
    Project) Series 2003 DN
    (Wachovia Bank N.A. LOC)
    2.39%(b)                            04/07/05      2,745      2,745,000
  Philadelphia Redevelopment
    Authority RB Series 2005 AMT DN
    (FGIC Insurance) (Deutsche Bank
    Liquidity Facility) (F1+)
    2.33%(b)                            04/07/05     10,315     10,315,000
  Philadelphia Water & Wastewater
    RB Series 1995 MB (MBIA
    Insurance) (AAA, Aaa)
    6.75%                               08/01/05        375        381,375
  Scranton Lackawanna Health &
    Welfare Authority RB (Wachovia
    Merlots Trust Receipts) Series
    2002A-18 DN (Wachovia Bank
    N.A. LOC) (VMIG-1)
    2.35%(b)                            04/07/05      2,575      2,575,000
  Southcentral General Authority RB
    (Homewood Hanover Project)
    Series 2003 DN (M&T Bank Corp.
    LOC) (A-1)
    2.20%(b)                            04/07/05     18,500     18,500,000
  Southcentral General Authority RB
    (York Cerebral Palsy Home
    Project) Series 2000 DN (Fulton
    Bank LOC) (A-1)
    2.43%(b)                            04/07/05      3,700      3,700,000
  Southcentral General Authority RB
    Series 2003 DN (AMBAC
    Insurance) (A-1)
    2.33%(b)                            04/07/05      8,000      8,000,000
  Southeastern Pennsylvania
    Transportation Authority Municipal
    Securities Trust Certificates RB
    (Bear Stearns Municipal Trust
    Certificates) Series 2001-9016A
    DN (FGIC Insurance) (A-1)
    2.28%(b)(c)                         04/07/05        575        575,000
  Southeastern Pennsylvania
    Transportation Authority Municipal
    Securities Trust Certificates RB
    (Bear Stearns Municipal Trust
    Certificates) Series 2001-9022 DN
    (FGIC Insurance) (A-1)
    2.28%(b)(c)                         04/07/05        100        100,000
  State Public School Building
    Authority RB (Harrisburg Area
    Community College Project)
    Series 2004 MB (AMBAC
    Insurance) (AAA, Aaa)
    2.25%                               04/01/05      1,970      1,970,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              35

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)        VALUE
                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  State Public School Building
    Authority RB (Philadelphia School
    District Project) Series 2003-24
    DN (FSA Insurance, ABN-AMRO
    Bank N.V. SBPA) (VMIG-1)
    2.32%(b)                           04/07/05    $ 2,145    $  2,145,000
  State Public School Building
    Authority RB (Wachovia Merlots
    Trust Receipts) Series 2004A-1
    DN (FSA Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    2.35%(b)                           04/07/05      3,635       3,635,000
  Union County Hospital Authority RB
    (Evangelical Community Hospital
    Project) Series 2001 MB (Fleet
    National Bank SPBA, Radian
    Insurance) (A-1)
    2.45%                              02/01/06      7,500       7,500,000
  Union County Hospital Authority RB
    (Evangelical Community Hospital
    Project) Series 2004 MB (Radian
    Insurance) (AA)
    2.00%                              08/01/05        330         330,220
  Union County IDRB (Playworld
    Systems, Inc. Project) Series 1999
    AMT DN (Wachovia Bank N.A.
    LOC)
    2.44%(b)                           04/07/05      1,000       1,000,000
  Union County IDRB (Stabler Cos.,
    Inc. Project) Series 2001 AMT DN
    (M&T Bank Corp. LOC) (A-1)
    2.27%(b)                           04/07/05      7,625       7,625,000
  Upper Merion General Authority
    Lease RB Series 2003 DN
    (Commerce Bank N.A. LOC)
    (VMIG-1)
    2.31%(b)                           04/07/05      5,570       5,570,000
  Upper St. Clair Township GO Series
    2002 MB (FSA Insurance,
    ABN-AMRO Bank N.V. SBPA)
    (AAA, MIG-1)
    2.29%                              05/25/05      9,650       9,650,000
  Venango IDRB (Scrubgrass Project)
    MB (A-1+, P-1)
    2.10%                              05/04/05     18,000      18,000,000
  Venango IDRB (Scrubgrass Project)
    MB (Dexia Bank N.A. LOC)
    (A-1+, P-1)
    2.10%                              05/04/05     23,998      23,998,000
  Westmoreland County IDRB
    (Industrial Development
    McCutcheon Enterprise Project)
    Series 1999 AMT DN (National
    City Bank N.A. LOC)
    2.39%(b)                           04/07/05      1,970       1,970,000
  York County Hospital Authority RB
    (Homewood Retirement Centers
    of The United Church of Christ,
    Inc. Project) Series 1990 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    2.17%(b)                           04/07/05      4,950       4,950,000
  York County IDRB (Allied-Signal,
    Inc. Project) Series 1993 DN
    (FGIC Insurance) (A-1)
    2.45%(b)                           04/07/05      1,000       1,000,000

                                                      PAR
                                        MATURITY     (000)        VALUE
                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  York County IDRB (Interstate
    Holdings Co. Project) Series 2003
    AMT DN (Wachovia Bank N.A.
    Liquidity Facility)
    2.44%(b)                           04/07/05    $ 1,335    $  1,335,000
  York County IDRB (York Sheet
    Metal, Inc. Project) Series 1998
    DN (Wachovia Bank N.A. LOC)
    2.44%(b)                           04/07/05      2,620       2,620,000
  York County IDRB Series 2000 AMT
    DN (M&T Bank Corp. LOC) (A-2)
    2.27%(b)                           04/07/05      2,560       2,560,000
  York General Authority RB (Strand
    Capitol Performing Arts Center
    Project) Series 2002 DN (M&T
    Bank Corp. LOC) (A-2)
    2.20%(b)                           04/07/05      3,800       3,800,000

                                                              ============
                                                               517,319,172
                                                              ------------
Puerto Rico - 0.6%
  Commonwealth of Puerto Rico RB
    Series 2004 TRAN
    (SP-1+, MIG-1)
    3.00%                              07/29/05      2,810       2,822,246
                                                              ------------

TOTAL INVESTMENTS IN
SECURITIES -  101.6%
  (Cost $520,141,418(a))     520,141,418
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (1.6)%            (8,140,160)
                             -----------
NET ASSETS - 100.0%
  (Applicable to
405,361,895
  Institutional shares,
40,096,736
  Service shares,
66,571,956 Investor
  A shares)                 $512,001,258
                            ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($405,346,691/405,361,895)     $  1.00
                                 =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
    ($40,085,278/40,096,736)     $  1.00
                                 =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INVESTOR A SHARE
    ($66,569,289/66,571,956)     $  1.00
                                 =======

  -------------------

     (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
       30, 2005, the fund held 0.1% of its net assets, with a current market value of $675,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
36

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF APRIL 30, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
MUNICIPAL BONDS - 99.5%
Virginia - 94.0%
  Arlington County IDRB (Federal
    Home Loan Mortgage Corp.
    Liquidity Facility) Series 2005A DN
    (Federal Home Loan Mortgage
    Corp. Guaranty)
    2.30%(b)                            04/07/05     $  300    $  300,000
  Chesapeake Bay Bridge & Tunnel
    Commonwealth District RB
    (Wachovia Merlots Trust Receipts)
    Series 2003 DN (MBIA Insurance,
    Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    2.35%(b)                            04/07/05        500       500,000
  Chesapeake GO Series 1995 MB
    (AA)
    5.40%                               05/01/05        530       542,113
  Chesterfield County IDRB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2004 PT-2133 DN (Merrill
    Lynch & Co. Guaranty, Merrill
    Lynch Capital Services SBPA)
    (F-1+, AA-)
    2.37%(b)                            04/07/05      1,050     1,050,000
  Clarke County Industrial
    Development Authority Hospital
    Facilities RB (Winchester Medical
    Center Inc.) Series 2000 DN
    (Morgan Guaranty Trust LOC)
    (A-1+, VMIG-1)
    2.27%(b)                            04/07/05        750       750,000
  Commonwealth of Virginia
    Transportation Board RB (Citibank
    Trust Receipts) Series 2002-1013
    DN (Citibank Liquidity Facility)
    (A-1+)
    2.32%(b)                            04/07/05        395       395,000
  Danville GO Series 1995 MB (MBIA
    Insurance) (Aaa, AAA)
    5.30%                               04/01/05        480       491,606
  Fairfax County Economic
    Development Authority RB
    (Citibank Trust Receipts) Series
    2003 ROCS-II-R-4024 DN
    (Citibank Liquidity Facility)
    (VMIG-1)
    2.32%(b)                            04/07/05        400       400,000
  Fairfax County Economic
    Development Authority RB
    (National Industries for Severe
    Handicap Project) Series 2002 DN
    (SunTrust Bank LOC) (VMIG-1)
    2.29%(b)                            04/07/05        450       450,000
  Fairfax County IDRB (Fairfax
    Hospital System Project) Series
    1988B DN (Inova Health System
    Liquidity Facility) (A-1+, VMIG-1)
    2.23%(b)                            04/07/05        300       300,000
  Fairfax County Redevelopment &
    Housing Authority Lease RB
    (James Lee Community Center
    Project) Series 2004 MB (AA+)
    2.25%                               06/01/05        725       726,048

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Hampton Roads Regional Jail
    Authority Facilities RB (Citibank
    Trust Receipts) Series 2004
    ROCS-RR-II-R-2156 DN (MBIA
    Insurance) (Citibank Liquidity
    Facility) (VMIG-1)
    2.32%(b)                            04/07/05     $  670    $  670,000
  Harrisonburg Redevelopment &
    Housing Authority Lease Purchase
    RB Series 2001A DN (Societe
    Generale LOC) (A-1+)
    2.35%(b)                            04/07/05        760       760,000
  Henrico County Economic
    Development Authority Residential
    Care Facility RB (Westminster
    Centerbury Project) Series 2003B
    DN (KBC Bank LOC) (VMIG-1)
    2.29%(b)                            04/07/05        100       100,000
  Loudoun County IDRB (Howard
    Hughes Medical Institute Project)
    Series 2003E DN (A-1+, VMIG-1)
    2.24%(b)                            04/01/05        100       100,000
  Loudoun County IDRB (Howard
    Hughes Medical Institute Project)
    Series 2003F DN (A-1+, VMIG-1)
    2.28%(b)                            04/07/05        400       400,000
  Prince William County RB (Vepco
    Project) Series 2005 TECP
    (Dominion Resources Guaranty)
    (A-2, VMIG-1)
    2.17%                               05/04/05      1,000     1,000,000
  Riverside Regional Jail Authority
    Facilities RB Series 1995 MB
    (Aaa, AAA)
    5.88%                               07/01/05        205       211,322
  Roanoke Industrial Development
    Authority Hospital RB Series 2002
    DN (J.P. Morgan SBPA)
    (A-1+, VMIG-1)
    2.30%(b)                            04/01/05        100       100,000
  Virginia Beach Development
    Authority IDRB (Ocean Ranch
    Motel Corp. Project) Series 1998
    DN (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    2.27%(b)                            04/07/05        800       800,000
  Virginia Beach Development
    Authority MultiFamily Housing RB
    Series 1999-1146 DN (Merrill
    Lynch Capital Services SBPA)
    2.33%(b)                            04/07/05        250       250,000
  Virginia GO Series 2002 MB
    (AAA, Aaa)
    4.00%                               06/01/05        700       702,876
  Virginia Public Building Authority RB
    Series 2004 ROCS-RR-II-6027
    DN (Citibank Liquidity Facility)
    (A-1+, AA+)
    2.32%(b)                            04/07/05        200       200,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              37

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
             VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF APRIL 30, 2005 (UNAUDITED)

                                                  PAR
                                      MATURITY   (000)      VALUE
                                     ---------- ------- -------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Virginia Resource Authority Clean
    Water State Revolving Fund RB
    (Merrill Lynch P-Float Trust
    Receipts) Series 2000 PA-790 DN
    (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Captial Services
    SBPA) (A-1)
    2.30%(b)                         04/07/05    $505    $   505,000
  Virginia State Public Building
    Authority RB Series 1995 MB
    (Aa1)
    5.10%                            08/01/05     350        353,304

                                                         ===========
                                                          12,057,269
                                                         -----------
Puerto Rico - 5.5%
  Commonwealth of Puerto Rico
    Highway & Transportation
    Authority RB Series 1998A DN
    (AMBAC Insurance, Bank of Nova
    Scotia SBPA) (A-1+, VMIG-1)
    2.23%(b)                         04/07/05     300        300,000
  Commonwealth of Puerto Rico RB
    Series 2004 TRAN
    (SP-1+, MIG-1)
    3.00%                            07/29/05     100        100,436
  Puerto Rico Municipal Finance
    Agency GO Series 1999B MB
    (FSA Insurance) (Aaa, AAA)
    5.00%                            08/01/05     100        101,170
  Puerto Rico Public Financing Corp.
    RB Series 2004-911 DN
    (CIFG-TCRS Credit Support,
    Morgan Stanley Group Liquidity
    Facility) (AAA, F-1+)
    2.30%(b)                         04/07/05     200        200,000

                                                         ===========
                                                             701,606
                                                         -----------

TOTAL INVESTMENTS IN
SECURITIES -  99.5%
  (Cost $12,758,875(a))     12,758,875
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.5%            64,162
                            ----------
NET ASSETS - 100.0%
  (Applicable to
12,823,305
  Institutional shares)    $12,823,037
                           ===========

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($12,823,037/12,823,305)         $  1.00
                                   =======
-------------------

     (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
38

                                BLACKROCK FUNDS

                        Key to Investment Abbreviations

  AMBAC   American Municipal Bond Assurance Corp.
  AMT   Alternative Minimum Tax
  BAN   Bond Anticipation Note
  CDC   CDC Funding Group
  COP   Certificates of Participation
  DN   Demand Notes
  FGIC   Financial Guaranty Insurance Company
  FSA   Financial Security Assurance
  GO   General Obligation
  IDA   Industrial Development Authority
  IDRB   Industrial Development Revenue Bond
  LOC   Letter of Credit
  MB   Municipal Bond
  MBIA   Municipal Bond Insurance Association
  PCRB   Pollution Control Revenue Bond
  RB   Revenue Bond
  SBPA   Stand-by Bond Purchase Agreement
  TAN   Tax Anticipation Notes
  TECP   Tax-Exempt Commercial Paper
  TRAN   Tax and Revenue Anticipation Note

The ratings provided by the Fitch Investors Service, Moody's Investors Service,
Inc. and Standard & Poor's Ratings Service of the investments in the various
Portfolios are believed to be the most recent ratings available at April 30,
2005.

                                                                              39

                                BLACKROCK FUNDS
                            STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2005 (UNAUDITED)

                                                                        U.S. TREASURY       MUNICIPAL
                                                      MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    ----------------   ---------------   ---------------
Investment income:
 Interest .......................................     $ 16,078,274       $ 4,366,733       $ 2,985,156
                                                      ------------       -----------       -----------
Expenses:
 Investment advisory fee ........................        3,161,044           947,025           754,044
 Administration fee .............................          547,950           178,867           142,430
 Administration fee - class specific ............          689,822           199,928           159,187
 Custodian fee ..................................           84,902            33,397            30,908
 Transfer agent fee .............................          334,712            28,179            20,651
 Transfer agent fee - class specific ............          131,034            37,882            30,160
 Shareholder servicing fees - class specific.....        1,145,241           288,362           274,257
 Distribution fees - class specific .............          315,510            19,916            71,056
 Legal and audit fees ...........................           94,641            28,436            27,688
 Printing fee ...................................          104,015            29,867            26,759
 Registration fees and expenses .................           39,088            22,377            26,472
 Trustees' fees .................................           19,643             5,548             4,575
 Other ..........................................           49,149            17,881            14,097
                                                      ------------       -----------       -----------
  Total expenses ................................        6,716,751         1,837,665         1,582,284
   Less investment advisory and
    administration fees waived ..................       (1,508,879)         (466,410)         (373,326)
   Less administration fees waived -
    class specific ..............................         (340,973)         (133,936)          (73,246)
   Less distribution fees waived - class
    specific ....................................         (260,011)          (19,916)          (71,056)
   Less shareholder servicing fees
    waived - class specific .....................          (18,465)                -          (169,081)
   Less expenses reimbursed by advisor...........                -                 -                 -
                                                      ------------       -----------       -----------
  Net expenses ..................................        4,588,423         1,217,403           895,575
                                                      ------------       -----------       -----------
Net investment income ...........................       11,489,851         3,149,330         2,089,581
                                                      ------------       -----------       -----------
Net realized gain (loss) on investments .........           (3,030)          (13,138)            9,984
                                                      ------------       -----------       -----------
Net increase in net assets resulting
 from operations ................................     $ 11,486,821       $ 3,136,192       $ 2,099,565
                                                      ============       ===========       ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       40

                                BLACKROCK FUNDS

  NEW JERSEY      NORTH CAROLINA        OHIO         PENNSYLVANIA       VIRGINIA
   MUNICIPAL        MUNICIPAL         MUNICIPAL        MUNICIPAL       MUNICIPAL
 MONEY MARKET      MONEY MARKET     MONEY MARKET     MONEY MARKET     MONEY MARKET
   PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
--------------   ---------------   --------------   --------------   -------------
 $ 1,381,199       $  548,940       $ 1,453,234      $ 4,456,352       $ 158,994
 -----------       ----------       -----------      -----------       ---------
     348,560          141,100           355,611        1,103,002          40,515
      65,839           26,652            67,171          208,135           7,653
      73,585           29,788            75,073          232,855           8,553
      13,043            6,197            13,565           37,855           2,740
      11,334            6,247             9,564           38,530           1,182
      13,942            5,648            14,224           44,120           1,620
      94,776              767            38,291           66,125               -
       6,878              164            13,140           20,503               -
      15,577           11,640            16,594           33,733           6,848
      13,243            5,049            12,424           39,556           1,354
       7,914            7,267             6,115            8,995           8,238
       2,417              691             2,105            7,798             258
       6,706            3,338             5,773           17,611           1,567
 -----------       ----------       -----------      -----------       ---------
     673,814          244,548           629,650        1,858,818          80,528
    (196,420)        (119,758)         (195,130)        (509,894)        (43,897)
     (51,210)         (29,560)          (60,244)        (204,348)         (8,553)
      (6,878)            (164)          (13,140)         (20,503)              -
           -                -                 -                -               -
           -                -                 -                -          (1,068)
 -----------       ----------       -----------      -----------       ---------
     419,306           95,066           361,136        1,124,073          27,010
 -----------       ----------       -----------      -----------       ---------
     961,893          453,874         1,092,098        3,332,279         131,984
 -----------       ----------       -----------      -----------       ---------
     (23,064)          10,806                 -          (33,898)              -
 -----------       ----------       -----------      -----------       ---------
 $   938,829       $  464,680       $ 1,092,098      $ 3,298,381       $ 131,984
 ===========       ==========       ===========      ===========       =========

                                       41

                                BLACKROCK FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            MONEY MARKET PORTFOLIO
                                                    ---------------------------------------
                                                          FOR THE
                                                           PERIOD             FOR THE
                                                           ENDED                YEAR
                                                          3/31/05              ENDED
                                                        (UNAUDITED)           9/30/04
                                                    ------------------- -------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................   $    11,489,851   $    16,426,664
  Net realized gain (loss) on investments .........            (3,030)           76,821
                                                      ---------------   ----------------
  Net increase in net assets resulting from
   operations .....................................        11,486,821        16,503,485
                                                      ---------------   ----------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class .............................        (4,658,527)      (11,959,475)
  Service Class ...................................        (2,931,744)       (2,148,489)
  Hilliard Lyons Class ............................          (859,307)         (553,341)
  Investor A Class ................................        (2,960,544)       (1,750,399)
  Investor B Class ................................           (65,529)          (13,456)
  Investor C Class ................................           (14,200)           (1,504)
                                                      ---------------   ----------------
  Total distributions from net investment
   income .........................................       (11,489,851)      (16,426,664)
                                                      ---------------   ----------------
Capital share transactions ........................        59,190,473    (1,597,395,056)
                                                      ---------------   ----------------
  Total increase (decrease) in net assets .........        59,187,443    (1,597,318,235)
Net assets:
  Beginning of period .............................     1,456,377,991     3,053,696,226
                                                      ---------------   ----------------
  End of period ...................................   $ 1,515,565,434   $ 1,456,377,991
                                                      ===============   ================
  End of period undistributed net investment
   income .........................................   $        64,239   $        64,239

                                                               U.S.TREASURY                          MUNICIPAL
                                                          MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                                    ----------------------------------- -----------------------------------
                                                         FOR THE                             FOR THE
                                                          PERIOD           FOR THE            PERIOD           FOR THE
                                                          ENDED              YEAR             ENDED              YEAR
                                                         3/31/05            ENDED            3/31/05            ENDED
                                                       (UNAUDITED)         9/30/04         (UNAUDITED)         9/30/04
                                                    ----------------- ----------------- ----------------- -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................   $   3,149,330   $   3,056,516       $   2,089,581   $   3,446,121
  Net realized gain (loss) on investments .........         (13,138)          8,597               9,984           2,605
                                                      -------------   --------------      -------------   --------------
  Net increase in net assets resulting from
   operations .....................................       3,136,192       3,065,113           2,099,565       3,448,726
                                                      -------------   --------------      -------------   --------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class .............................      (1,587,299)     (2,049,993)           (793,058)     (2,271,744)
  Service Class ...................................      (1,299,091)       (864,910)           (405,035)       (354,795)
  Hilliard Lyons Class ............................               -               -            (858,452)       (791,645)
  Investor A Class ................................        (262,940)       (141,613)            (33,036)        (27,937)
  Investor B Class ................................               -               -                   -               -
  Investor C Class ................................               -               -                   -               -
                                                      -------------   --------------      -------------   --------------
  Total distributions from net investment
   income .........................................      (3,149,330)     (3,056,516)         (2,089,581)     (3,446,121)
                                                      -------------   --------------      -------------   --------------
Capital share transactions ........................     (22,649,740)   (242,262,681)        (41,161,268)   (347,358,162)
                                                      -------------   --------------      -------------   --------------
  Total increase (decrease) in net assets .........     (22,662,878)   (242,254,084)        (41,151,284)   (347,355,557)
Net assets:
  Beginning of period .............................     437,206,163     679,460,247         331,350,078     678,705,635
                                                      -------------   --------------      -------------   --------------
  End of period ...................................   $ 414,543,285   $ 437,206,163       $ 290,198,794   $ 331,350,078
                                                      =============   ==============      =============   ==============
  End of period undistributed net investment
   income .........................................   $      46,591   $      46,591       $           -   $           -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       42

                                BLACKROCK FUNDS

       NEW JERSEY MUNICIPAL             NORTH CAROLINA MUNICIPAL                OHIO MUNICIPAL
      MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
----------------------------------- --------------------------------- -----------------------------------
     FOR THE                            FOR THE                            FOR THE
      PERIOD           FOR THE           PERIOD          FOR THE            PERIOD           FOR THE
      ENDED              YEAR            ENDED             YEAR             ENDED              YEAR
     3/31/05            ENDED           3/31/05           ENDED            3/31/05            ENDED
   (UNAUDITED)         9/30/04        (UNAUDITED)        9/30/04         (UNAUDITED)         9/30/04
----------------- ----------------- --------------- ----------------- ----------------- -----------------
  $     961,893     $     926,093    $    453,874    $       684,695    $   1,092,098     $   1,075,474
        (23,064)            6,081          10,806             (9,007)               -                 -
  -------------     -------------    ------------    ---------------    -------------     -------------
        938,829           932,174         464,680            675,688        1,092,098         1,075,474
  -------------     -------------    ------------    ---------------    -------------     -------------
       (560,529)         (589,129)       (450,372)          (681,816)        (889,959)         (861,610)
       (330,680)         (274,543)         (1,670)            (1,083)         (53,145)          (92,021)
              -                 -               -                  -                -                 -
        (70,684)          (62,421)         (1,832)            (1,796)        (148,994)         (121,843)
              -                 -               -                  -                -                 -
              -                 -               -                  -                -                 -
  -------------     -------------    ------------    ---------------    -------------     -------------
       (961,893)         (926,093)       (453,874)          (684,695)      (1,092,098)       (1,075,474)
  -------------     -------------    ------------    ---------------    -------------     -------------
       (836,205)       (6,118,893)     (3,001,961)      (104,373,941)     (11,172,704)       35,359,206
  -------------     -------------    ------------    ---------------    -------------     -------------
       (859,269)       (6,112,812)     (2,991,155)      (104,382,948)     (11,172,704)       35,359,206
    153,250,227       159,363,039      58,646,750        163,029,698      169,510,644       134,151,438
  -------------     -------------    ------------    ---------------    -------------     -------------
  $ 152,390,958     $ 153,250,227    $ 55,655,595    $    58,646,750    $ 158,337,940     $ 169,510,644
  =============     =============    ============    ===============    =============     =============
  $           -     $           -    $          -    $             -    $           -     $           -

                        PENNSYLVANIA MUNICIPAL               VIRGINIA MUNICIPAL
                        MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
                  ----------------------------------- --------------------------------
     FOR THE           FOR THE                            FOR THE
      PERIOD            PERIOD           FOR THE           PERIOD          FOR THE
      ENDED             ENDED              YEAR            ENDED            YEAR
     3/31/05           3/31/05            ENDED           3/31/05           ENDED
   (UNAUDITED)       (UNAUDITED)         9/30/04        (UNAUDITED)        9/30/04
----------------- ----------------- ----------------- --------------- ----------------
  $     961,893     $   3,332,279     $   3,424,471    $    131,984    $     137,645
        (23,064)          (33,898)           34,005               -              584
  -------------     -------------     -------------    ------------    -------------
        938,829         3,298,381         3,458,476         131,984          138,229
  -------------     -------------     -------------    ------------    -------------
       (560,529)       (2,883,293)       (3,106,702)       (131,984)        (133,087)
       (330,680)         (199,009)         (161,394)              -           (4,558)
              -                 -                 -               -                -
        (70,684)         (249,977)         (156,375)              -                -
              -                 -                 -               -                -
              -                 -                 -               -                -
  -------------     -------------     -------------    ------------    -------------
       (961,893)       (3,332,279)       (3,424,471)       (131,984)        (137,645)
  -------------     -------------     -------------    ------------    -------------
       (836,205)       23,392,434        (5,693,646)     (5,034,023)     (45,117,405)
  -------------     -------------     -------------    ------------    -------------
       (859,269)       23,358,536        (5,659,641)     (5,034,023)     (45,116,821)
    153,250,227       488,642,722       494,302,363      17,857,060       62,973,881
  -------------     -------------     -------------    ------------    -------------
  $ 152,390,958     $ 512,001,258     $ 488,642,722    $ 12,823,037    $  17,857,060
  =============     =============     =============    ============    =============
  $           -     $           -     $           -    $          -    $           -

                                       43

                                BLACKROCK FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       NET                                            NET
                                      ASSET                      DISTRIBUTIONS       ASSET
                                      VALUE           NET           FROM NET         VALUE
                                    BEGINNING     INVESTMENT       INVESTMENT        END OF
                                    OF PERIOD       INCOME           INCOME          PERIOD
                                   ===========   ============   ===============   ===========
     ------------
     Money Market Portfolio
     ------------
     Institutional Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0089     $   (0.0089)      $   1.00
     9/30/04                            1.00          0.0083       (0.0083)          1.00
     9/30/03                            1.00          0.0103       (0.0103)          1.00
     9/30/02                            1.00          0.0186       (0.0186)          1.00
     9/30/01                            1.00          0.0496       (0.0496)          1.00
     9/30/00                            1.00          0.0582       (0.0582)          1.00
     Service Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0074     $   (0.0074)      $   1.00
     9/30/04                            1.00          0.0054       (0.0054)          1.00
     9/30/03                            1.00          0.0073       (0.0073)          1.00
     9/30/02                            1.00          0.0156       (0.0156)          1.00
     9/30/01                            1.00          0.0466       (0.0466)          1.00
     9/30/00                            1.00          0.0552       (0.0552)          1.00
     Hilliard Lyons Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0071     $   (0.0071)      $   1.00
     9/30/04                            1.00          0.0043       (0.0043)          1.00
     9/30/03                            1.00          0.0056       (0.0056)          1.00
     9/30/02                            1.00          0.0139       (0.0139)          1.00
     9/30/01                            1.00          0.0450       (0.0450)          1.00
     10/18/991 through 9/30/00          1.00          0.0518       (0.0518)          1.00
     Investor A Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0072     $   (0.0072)      $   1.00
     9/30/04                            1.00          0.0044       (0.0044)          1.00
     9/30/03                            1.00          0.0056       (0.0056)          1.00
     9/30/02                            1.00          0.0139       (0.0139)          1.00
     9/30/01                            1.00          0.0449       (0.0449)          1.00
     9/30/00                            1.00          0.0539       (0.0539)          1.00
     Investor B Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0048     $   (0.0048)      $   1.00
     9/30/04                            1.00          0.0015       (0.0015)          1.00
     9/30/03                            1.00          0.0014       (0.0014)          1.00
     9/30/02                            1.00          0.0079       (0.0079)          1.00
     9/30/01                            1.00          0.0389       (0.0389)          1.00
     9/30/00                            1.00          0.0475       (0.0475)          1.00
     Investor C Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0048     $   (0.0048)      $   1.00
     9/30/04                            1.00          0.0014       (0.0014)          1.00
     9/30/03                            1.00          0.0014       (0.0014)          1.00
     9/30/02                            1.00          0.0078       (0.0078)          1.00
     9/30/01                            1.00          0.0389       (0.0389)          1.00
     9/30/00                            1.00          0.0475       (0.0475)          1.00
     -------------------
     U.S. Treasury Money Market Portfolio
     -------------------
     Institutional Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0083     $   (0.0083)      $   1.00
     9/30/04                            1.00          0.0072       (0.0072)          1.00
     9/30/03                            1.00          0.0091       (0.0091)          1.00
     9/30/02                            1.00          0.0166       (0.0166)          1.00
     9/30/01                            1.00          0.0464       (0.0464)          1.00
     9/30/00                            1.00          0.0543       (0.0543)          1.00
     Service Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0068     $   (0.0068)      $   1.00
     9/30/04                            1.00          0.0042       (0.0042)          1.00
     9/30/03                            1.00          0.0061       (0.0061)          1.00
     9/30/02                            1.00          0.0136       (0.0136)          1.00
     9/30/01                            1.00          0.0435       (0.0435)          1.00
     9/30/00                            1.00          0.0513       (0.0513)          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       44

                                BLACKROCK FUNDS

                                                                                                   RATIO OF NET
                    NET                               RATIO OF TOTAL                             INVESTMENT INCOME
                  ASSETS           RATIO OF        EXPENSES TO AVERAGE        RATIO OF NET          TO AVERAGE
                  END OF       NET EXPENSES TO          NET ASSETS         INVESTMENT INCOME        NET ASSETS
    TOTAL         PERIOD         AVERAGE NET            (EXCLUDING           TO AVERAGE NET         (EXCLUDING
   RETURN          (000)            ASSETS               WAIVERS)                ASSETS              WAIVERS)
============   ============   =================   =====================   ===================   ==================
      0.89%     $  541,779           0.42%2                0.72%2                 1.77%2                1.47%2
      0.84         593,380          0.42                  0.63                   0.78                  0.57
      1.04       2,006,202          0.42                  0.62                   1.04                  0.84
      1.87       2,462,579          0.42                  0.61                   1.86                  1.67
      5.08       2,507,649          0.42                  0.60                   4.96                  4.79
      5.98       2,231,404          0.42                  0.60                   5.83                  5.65

      0.74%     $  363,926           0.72%2                0.97%2                 1.49%2                1.24%2
      0.54         374,441          0.71                  0.93                   0.54                  0.32
      0.74         431,854          0.72                  0.94                   0.74                  0.53
      1.57         567,574          0.72                  0.91                   1.60                  1.41
      4.77         853,306          0.72                  0.90                   4.66                  4.49
      5.66         629,769          0.72                  0.90                   5.49                  5.31
      0.72%     $  117,647           0.77%2                1.08%2                 1.44%2                1.13%2
      0.43         116,254          0.82                  1.13                   0.42                  0.11
      0.57         148,277          0.89                  1.10                   0.56                  0.34
      1.40         144,271          0.89                  1.08                   1.40                  1.21
      4.59         163,056          0.89                  1.07                   4.49                  4.31
      5.30         154,279          0.912                 1.092                  5.432                 5.252

      0.73%     $  465,946           0.75%2                1.07%2                 1.48%2                1.17%2
      0.44         362,495          0.82                  1.13                   0.43                  0.12
      0.57         451,676          0.89                  1.11                   0.57                  0.36
      1.39         539,268          0.89                  1.08                   1.38                  1.19
      4.59         531,518          0.89                  1.07                   4.43                  4.25
      5.53         405,740          0.85                  1.03                   5.37                  5.19
      0.48%     $   20,278           1.24%2                1.77%2                 1.06%2                0.53%2
      0.15           8,924          1.10                  1.79                   0.14                  (0.55)
      0.14          13,490          1.34                  1.86                   0.15                  (0.37)
      0.79          21,864          1.49                  1.839                  0.77                  0.429
      3.96          15,853          1.49                  1.829                  3.64                  3.319
      4.85           6,371          1.49                  1.829                  4.84                  4.519

      0.48%     $    5,989           1.24%2                1.75%2                 1.17%2                0.66%2
      0.15             884          1.10                  1.79                   0.14                  (0.56)
      0.14           2,197          1.35                  1.86                   0.15                  (0.35)
      0.79           7,873          1.49                  1.839                  0.79                  0.459
      3.96           9,429          1.49                  1.829                  3.68                  3.359
      4.85           4,134          1.49                  1.829                  4.77                  4.449
      0.83%     $  180,652           0.41%2                0.73%2                 1.67%2                1.36%2
      0.72         176,136          0.41                  0.70                   0.68                  0.39
      0.92         379,240          0.41                  0.70                   0.93                  0.64
      1.68         526,344          0.41                  0.68                   1.62                  1.35
      4.74         380,200          0.41                  0.68                   4.61                  4.34
      5.56         317,272          0.41                  0.68                   5.43                  5.16

      0.69%     $  194,647           0.71%2                0.98%2                 1.36%2                1.09%2
      0.42         219,788          0.71                  0.99                   0.41                  0.13
      0.62         250,314          0.71                  1.00                   0.61                  0.32
      1.37         265,841          0.71                  0.98                   1.39                  1.11
      4.43         398,130          0.71                  0.98                   4.39                  4.12
      5.25         412,321          0.71                  0.98                   5.10                  4.83

                       45

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       NET                                            NET
                                      ASSET                      DISTRIBUTIONS       ASSET
                                      VALUE           NET           FROM NET         VALUE
                                    BEGINNING     INVESTMENT       INVESTMENT        END OF
                                    OF PERIOD       INCOME           INCOME          PERIOD
                                   ===========   ============   ===============   ===========
     --------------------------
     U.S. Treasury Money Market Portfolio (Continued)
     --------------------------
     Investor A Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0066     $   (0.0066)      $   1.00
     9/30/04                            1.00          0.0031       (0.0031)          1.00
     9/30/03                            1.00          0.0044       (0.0044)          1.00
     9/30/02                            1.00          0.0119       (0.0119)          1.00
     9/30/01                            1.00          0.0417       (0.0417)          1.00
     9/30/00                            1.00          0.0497       (0.0497)          1.00
     Investor B Class
     1/10/001 through 2/7/00        $   1.00      $   0.0037     $   (0.0037)      $   1.00
     Investor C Class
     1/22/023 through 2/6/02        $   1.00      $   0.0003     $   (0.0003)      $   1.00
     ------------------
     Municipal Money Market Portfolio
     ------------------
     Institutional Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0068     $   (0.0068)      $   1.00
     9/30/04                            1.00          0.0073       (0.0073)          1.00
     9/30/03                            1.00          0.0092       (0.0092)          1.00
     9/30/02                            1.00          0.0142       (0.0142)          1.00
     9/30/01                            1.00          0.0315       (0.0315)          1.00
     9/30/00                            1.00          0.0356       (0.0356)          1.00
     Service Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0053     $   (0.0053)      $   1.00
     9/30/04                            1.00          0.0043       (0.0043)          1.00
     9/30/03                            1.00          0.0062       (0.0062)          1.00
     9/30/02                            1.00          0.0112       (0.0112)          1.00
     9/30/01                            1.00          0.0285       (0.0285)          1.00
     9/30/00                            1.00          0.0326       (0.0326)          1.00
     Hilliard Lyons Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0063     $   (0.0063)      $   1.00
     9/30/04                            1.00          0.0056       (0.0056)          1.00
     9/30/03                            1.00          0.0070       (0.0070)          1.00
     9/30/02                            1.00          0.0120       (0.0120)          1.00
     9/30/01                            1.00          0.0292       (0.0292)          1.00
     10/26/991 through 9/30/00          1.00          0.0316       (0.0316)          1.00
     Investor A Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0049     $   (0.0049)      $   1.00
     9/30/04                            1.00          0.0042       (0.0042)          1.00
     9/30/03                            1.00          0.0048       (0.0048)          1.00
     9/30/02                            1.00          0.0095       (0.0095)          1.00
     9/30/01                            1.00          0.0268       (0.0268)          1.00
     9/30/00                            1.00          0.0309       (0.0309)          1.00
     ------------------------
     New Jersey Municipal Money Market Portfolio
     ------------------------
     Institutional Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0069     $   (0.0069)      $   1.00
     9/30/04                            1.00          0.0074       (0.0074)          1.00
     9/30/03                            1.00          0.0089       (0.0089)          1.00
     9/30/02                            1.00          0.0134       (0.0134)          1.00
     9/30/01                            1.00          0.0305       (0.0305)          1.00
     9/30/00                            1.00          0.0347       (0.0347)          1.00
     Service Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0054     $   (0.0054)      $   1.00
     9/30/04                            1.00          0.0044       (0.0044)          1.00
     9/30/03                            1.00          0.0059       (0.0059)          1.00
     9/30/02                            1.00          0.0104       (0.0104)          1.00
     9/30/01                            1.00          0.0275       (0.0275)          1.00
     9/30/00                            1.00          0.0317       (0.0317)          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       46

                                BLACKROCK FUNDS

                                                                                                  RATIO OF NET
                   NET                               RATIO OF TOTAL                             INVESTMENT INCOME
                  ASSETS          RATIO OF        EXPENSES TO AVERAGE        RATIO OF NET          TO AVERAGE
                  END OF      NET EXPENSES TO          NET ASSETS         INVESTMENT INCOME        NET ASSETS
    TOTAL         PERIOD        AVERAGE NET            (EXCLUDING           TO AVERAGE NET         (EXCLUDING
   RETURN         (000)            ASSETS               WAIVERS)                ASSETS              WAIVERS)
============   ===========   =================   =====================   ===================   ==================
      0.66%     $  39,245           0.75%2                1.07%2                 1.32%2                1.00%2
      0.31         41,283          0.82                  1.19                   0.31                  (0.06)
      0.44         49,906          0.88                  1.17                   0.47                  0.17
      1.20         68,299          0.88                  1.16                   1.15                  0.87
      4.26         35,178          0.88                  1.15                   4.17                  3.90
      5.09         31,808          0.86                  1.13                   4.91                  4.64

      0.37%     $      -4           1.48%2                1.75%2                 4.70%2                4.43%2
      0.03%     $      -8           1.48%2                1.76%2                 0.72%2                0.44%2
      0.68%     $  81,218           0.42%2                0.74%2                 1.35%2                1.04%2
      0.73        126,534          0.42                  0.71                   0.69                  0.41
      0.92        437,613          0.42                  0.71                   0.92                  0.64
      1.43        428,743          0.42                  0.70                   1.41                  1.13
      3.19        491,052          0.42                  0.69                   3.11                  2.83
      3.62        314,307          0.42                  0.70                   3.63                  3.35

      0.53%     $  72,874           0.72%2                0.99%2                 1.07%2                0.80%2
      0.43         70,344          0.72                  1.00                   0.42                  0.14
      0.62         88,769          0.72                  1.01                   0.63                  0.34
      1.12        104,474          0.72                  1.00                   1.13                  0.85
      2.88        138,402          0.72                  0.99                   2.82                  2.54
      3.31        112,807          0.72                  1.00                   3.23                  2.95
      0.64%     $ 130,755           0.52%2                1.09%2                 1.27%2                0.70%2
      0.57        127,151          0.59                  1.13                   0.56                  0.02
      0.70        143,305          0.64                  0.93                   0.70                  0.41
      1.20        147,755          0.64                  0.92                   1.17                  0.89
      2.96        101,506          0.64                  0.94                   2.92                  2.63
      3.21        105,572          0.662                 0.942                  3.422                 3.142

      0.49%     $   5,352           0.81%2                1.13%2                 0.97%2                0.64%2
      0.43          7,322          0.72                  1.19                   0.42                  (0.05)
      0.49          9,019          0.85                  1.18                   0.47                  0.15
      0.95          6,587          0.89                  1.17                   0.96                  0.68
      2.71          9,013          0.89                  1.16                   2.65                  2.37
      3.13          7,396          0.89                  1.17                   3.09                  2.81
      0.70%     $  74,758           0.39%2                0.74%2                 1.39%2                1.04%2
      0.74         80,530          0.39                  0.72                   0.74                  0.40
      0.89         77,267          0.39                  0.72                   0.89                  0.56
      1.35         86,573          0.39                  0.71                   1.34                  1.02
      3.10         97,007          0.39                  0.70                   3.03                  2.72
      3.52         82,080          0.39                  0.70                   3.45                  3.14

      0.55%     $  60,361           0.69%2                0.99%2                 1.09%2                0.80%2
      0.44         59,899          0.69                  1.01                   0.44                  0.12
      0.59         64,313          0.69                  1.02                   0.59                  0.26
      1.04         65,074          0.69                  1.01                   1.04                  0.71
      2.79         60,296          0.69                  1.00                   2.75                  2.44
      3.21         55,177          0.69                  1.00                   3.23                  2.92

                       47

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       NET                                            NET
                                      ASSET                      DISTRIBUTIONS       ASSET
                                      VALUE           NET           FROM NET         VALUE
                                    BEGINNING     INVESTMENT       INVESTMENT        END OF
                                    OF PERIOD       INCOME           INCOME          PERIOD
                                   ===========   ============   ===============   ===========
     ------------------------------
     New Jersey Municipal Money Market Portfolio (Continued)
     ------------------------------
     Investor A Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0050     $   (0.0050)      $   1.00
     9/30/04                            1.00          0.0044       (0.0044)          1.00
     9/30/03                            1.00          0.0045       (0.0045)          1.00
     9/30/02                            1.00          0.0087       (0.0087)          1.00
     9/30/01                            1.00          0.0258       (0.0258)          1.00
     9/30/00                            1.00          0.0292       (0.0292)          1.00
     Investor B Class
     10/1/99 through 2/8/00         $   1.00      $   0.0077     $   (0.0077)      $   1.00
     --------------------------
     North Carolina Municipal Money Market
Portfolio
     --------------------------
     Institutional Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0073     $   (0.0073)      $   1.00
     9/30/04                            1.00          0.0084       (0.0084)          1.00
     9/30/03                            1.00          0.0097       (0.0097)          1.00
     9/30/02                            1.00          0.0134       (0.0134)          1.00
     9/30/01                            1.00          0.0313       (0.0313)          1.00
     9/30/00                            1.00          0.0362       (0.0362)          1.00
     Service Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0058     $   (0.0058)      $   1.00
     9/30/04                            1.00          0.0054       (0.0054)          1.00
     9/30/03                            1.00          0.0067       (0.0067)          1.00
     9/30/02                            1.00          0.0104       (0.0104)          1.00
     9/30/01                            1.00          0.0283       (0.0283)          1.00
     9/30/00                            1.00          0.0332       (0.0332)          1.00
     Investor A Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0055     $   (0.0055)      $   1.00
     9/30/04                            1.00          0.0054       (0.0054)          1.00
     9/30/03                            1.00          0.0053       (0.0053)          1.00
     9/30/02                            1.00          0.0082       (0.0082)          1.00
     9/30/01                            1.00          0.0266       (0.0266)          1.00
     9/30/00                            1.00          0.0315       (0.0315)          1.00
     Investor B Class
     10/1/01 through 12/14/01       $   1.00      $   0.0012     $   (0.0012)      $   1.00
     9/30/01                            1.00          0.0203       (0.0203)          1.00
     1/12/001 through 9/30/00           1.00          0.0185       (0.0185)          1.00
     ---------------------
     Ohio Municipal Money Market Portfolio
     ---------------------
     Institutional Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0072     $   (0.0072)      $   1.00
     9/30/04                            1.00          0.0087       (0.0087)          1.00
     9/30/03                            1.00          0.0105       (0.0105)          1.00
     9/30/02                            1.00          0.0154       (0.0154)          1.00
     9/30/01                            1.00          0.0331       (0.0331)          1.00
     9/30/00                            1.00          0.0361       (0.0361)          1.00
     Service Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0057     $   (0.0057)      $   1.00
     9/30/04                            1.00          0.0057       (0.0057)          1.00
     9/30/03                            1.00          0.0075       (0.0075)          1.00
     9/30/02                            1.00          0.0124       (0.0124)          1.00
     9/30/01                            1.00          0.0301       (0.0301)          1.00
     9/30/00                            1.00          0.0331       (0.0331)          1.00
     Investor A Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0057     $   (0.0057)      $   1.00
     9/30/04                            1.00          0.0046       (0.0046)          1.00
     9/30/03                            1.00          0.0058       (0.0058)          1.00
     9/30/02                            1.00          0.0107       (0.0107)          1.00
     9/30/01                            1.00          0.0284       (0.0284)          1.00
     9/30/00                            1.00          0.0313       (0.0313)          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       48

                                BLACKROCK FUNDS

                                                                                                  RATIO OF NET
                   NET                               RATIO OF TOTAL                             INVESTMENT INCOME
                  ASSETS          RATIO OF        EXPENSES TO AVERAGE        RATIO OF NET          TO AVERAGE
                  END OF      NET EXPENSES TO          NET ASSETS         INVESTMENT INCOME        NET ASSETS
    TOTAL         PERIOD        AVERAGE NET            (EXCLUDING           TO AVERAGE NET         (EXCLUDING
   RETURN         (000)            ASSETS               WAIVERS)                ASSETS              WAIVERS)
============   ===========   =================   =====================   ===================   ==================
      0.50%     $  17,272           0.77%2                1.13%2                 1.03%2                0.67%2
      0.44         12,821          0.69                  1.21                   0.43                  (0.09)
      0.45         17,783          0.82                  1.19                   0.44                  0.07
      0.87         14,244          0.86                  1.18                   0.87                  0.54
      2.61         16,417          0.86                  1.17                   2.40                  2.09
      2.96          6,421          0.93                  1.24                   2.86                  2.55

      0.77%     $      -4           1.46%2                1.77%2                 2.33%2                2.02%2
      0.73%     $  55,027           0.30%2                0.78%2                 1.45%2                0.97%2
      0.85         58,168          0.30                  0.74                   0.84                  0.40
      0.97        162,465          0.30                  0.74                   0.96                  0.53
      1.35        156,476          0.30                  0.72                   1.32                  0.90
      3.18        115,139          0.30                  0.70                   3.10                  2.70
      3.68        102,155          0.30                  0.72                   3.62                  3.20

      0.58%     $     310           0.60%2                1.02%2                 1.16%2                0.74%2
      0.54            160          0.60                  1.03                   0.55                  0.11
      0.67            227          0.60                  1.04                   0.63                  0.20
      1.05            205          0.60                  1.02                   1.14                  0.71
      2.87            519          0.60                  1.00                   2.80                  2.40
      3.37            649          0.60                  1.02                   3.20                  2.78
      0.55%     $     319           0.64%2                1.13%2                 1.11%2                0.63%2
      0.55            319          0.60                  1.23                   0.54                  (0.09)
      0.53            338          0.74                  1.21                   0.53                  0.06
      0.88            375          0.77                  1.19                   0.88                  0.46
      2.70            415          0.77                  1.17                   2.52                  2.12
      3.20            358          0.77                  1.19                   3.15                  2.73

      0.12%     $      -6           1.37%2                1.79%2                 0.60%2                0.18%2
      2.05              6          1.37                  1.77                   2.02                  1.62
      1.86              6          1.372                 1.792                  2.612                 2.192
      0.72%     $ 126,836           0.39%2                0.73%2                 1.45%2                1.11%2
      0.87        122,030          0.39                  0.72                   0.87                  0.54
      1.06         94,936          0.39                  0.72                   1.05                  0.71
      1.55        104,426          0.39                  0.72                   1.52                  1.19
      3.36         77,620          0.39                  0.71                   3.31                  2.98
      3.67         52,095          0.39                  0.71                   3.60                  3.28

      0.58%     $  11,175           0.69%2                0.98%2                 1.13%2                0.84%2
      0.57         15,311          0.69                  1.01                   0.56                  0.24
      0.75         13,061          0.69                  1.03                   0.75                  0.41
      1.25         11,511          0.69                  1.02                   1.19                  0.87
      3.05         12,667          0.69                  1.01                   2.95                  2.63
      3.36         10,284          0.69                  1.01                   3.29                  2.97
      0.58%     $  20,326           0.69%2                1.03%2                 1.13%2                0.79%2
      0.46         32,171          0.80                  1.20                   0.46                  0.06
      0.58         26,154          0.86                  1.19                   0.59                  0.25
      1.07         30,851          0.86                  1.18                   1.09                  0.77
      2.88         44,050          0.86                  1.18                   2.84                  2.51
      3.18         41,010          0.87                  1.19                   3.13                  2.81

                       49

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       NET                                            NET
                                      ASSET                      DISTRIBUTIONS       ASSET
                                      VALUE           NET           FROM NET         VALUE
                                    BEGINNING     INVESTMENT       INVESTMENT        END OF
                                    OF PERIOD       INCOME           INCOME          PERIOD
                                   ===========   ============   ===============   ===========
     -------------------------
     Pennsylvania Municipal Money Market Portfolio
     -------------------------
     Institutional Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0070     $   (0.0070)      $   1.00
     9/30/04                            1.00          0.0073       (0.0073)          1.00
     9/30/03                            1.00          0.0093       (0.0093)          1.00
     9/30/02                            1.00          0.0131       (0.0131)          1.00
     9/30/01                            1.00          0.0299       (0.0299)          1.00
     9/30/00                            1.00          0.0354       (0.0354)          1.00
     Service Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0055     $   (0.0055)      $   1.00
     9/30/04                            1.00          0.0043       (0.0043)          1.00
     9/30/03                            1.00          0.0063       (0.0063)          1.00
     9/30/02                            1.00          0.0101       (0.0101)          1.00
     9/30/01                            1.00          0.0269       (0.0269)          1.00
     9/30/00                            1.00          0.0324       (0.0324)          1.00
     Investor A Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0060     $   (0.0060)      $   1.00
     9/30/04                            1.00          0.0045       (0.0045)          1.00
     9/30/03                            1.00          0.0049       (0.0049)          1.00
     9/30/02                            1.00          0.0084       (0.0084)          1.00
     9/30/01                            1.00          0.0252       (0.0252)          1.00
     9/30/00                            1.00          0.0304       (0.0304)          1.00
     Investor Class B
     12/12/011 through 4/9/02       $   1.00      $   0.0003     $   (0.0003)      $   1.00
     ----------------------
     Virginia Municipal Money Market Portfolio
     ----------------------
     Institutional Class
     10/1/04 through 3/31/0511      $   1.00      $   0.0073     $   (0.0073)      $   1.00
     9/30/04                            1.00          0.0082       (0.0082)          1.00
     9/30/03                            1.00          0.0094       (0.0094)          1.00
     9/30/02                            1.00          0.0144       (0.0144)          1.00
     9/30/01                            1.00          0.0323       (0.0323)          1.00
     9/30/00                            1.00          0.0367       (0.0367)          1.00
     Service Class
     10/1/03 through 10/7/03        $   1.00      $   0.0001     $   (0.0001)      $   1.00
     9/30/03                            1.00          0.0084       (0.0084)          1.00
     9/30/02                            1.00          0.0124       (0.0124)          1.00
     9/30/01                            1.00          0.0293       (0.0293)          1.00
     9/30/00                            1.00          0.0337       (0.0337)          1.00
     Investor A Class
     10/1/01 through 3/12/02        $   1.00      $   0.0051     $   (0.0051)      $   1.00
     9/30/01                            1.00          0.0276       (0.0276)          1.00
     9/30/005                           1.00          0.0288       (0.0288)          1.00

    1 Commencement of operations of share class.

    2 Annualized.

    3 Reissuance of shares.

    4 There were no Investor B shares outstanding as of September 30, 2000.

    5 This class has opened, closed and then reopened during the fiscal year.
        The financial highlights are reflective of the cumulative periods that the class opened.

    6 There were no Investor B shares outstanding as of September 30, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       50

                                BLACKROCK FUNDS

                                                                                                  RATIO OF NET
                   NET                               RATIO OF TOTAL                             INVESTMENT INCOME
                  ASSETS          RATIO OF        EXPENSES TO AVERAGE        RATIO OF NET          TO AVERAGE
                  END OF      NET EXPENSES TO          NET ASSETS         INVESTMENT INCOME        NET ASSETS
    TOTAL         PERIOD        AVERAGE NET            (EXCLUDING           TO AVERAGE NET         (EXCLUDING
   RETURN         (000)            ASSETS               WAIVERS)                ASSETS              WAIVERS)
============   ===========   =================   =====================   ===================   ==================
      0.70%     $405,347            0.42%2                0.72%2                 1.40%2                1.09%2
      0.73       426,130           0.42                  0.71                   0.73                 0.44
      0.93       416,412           0.42                  0.71                   0.93                 0.64
      1.31       466,039           0.42                  0.70                   1.30                 1.02
      3.03       459,885           0.42                  0.69                   2.97                 2.70
      3.60       400,378           0.42                  0.68                   3.53                 3.27

      0.55%     $ 40,085            0.72%2                0.97%2                 1.10%2                0.85%2
      0.43        32,866           0.72                  0.99                   0.43                 0.15
      0.63        44,164           0.72                  1.01                   0.64                 0.35
      1.01        54,574           0.72                  1.01                   1.01                 0.73
      2.72        75,431           0.72                  0.99                   2.73                 2.46
      3.29        83,474           0.72                  0.98                   3.25                 2.99
      0.60%     $ 66,569            0.62%2                0.93%2                 1.22%2                0.91%2
      0.45        29,647           0.70                  1.17                   0.44                  (0.03)
      0.49        33,726           0.87                  1.18                   0.51                 0.19
      0.84        68,204           0.88                  1.16                   0.83                 0.55
      2.54        75,332           0.89                  1.16                   2.46                 2.19
      3.08        62,421           0.92                  1.18                   3.00                 2.74

      0.05%     $     -6            1.49%2                1.76%2                 0.14%2               (0.13)%2
      0.73%     $ 12,823            0.30%2                0.89%2                 1.47%2                0.87%2
      0.82        17,857           0.30                  0.89                   0.83                 0.23
      0.95        21,963           0.30                  0.75                   0.93                 0.48
      1.45        19,808           0.30                  0.75                   1.50                 1.06
      3.28        53,823           0.30                  0.73                   3.26                 2.83
      3.73        61,561           0.30                  0.74                   3.65                 3.21

      0.01%     $    -10            0.40%2                1.06%2                 0.71%2                0.04%2
      0.85        41,011           0.40                  1.05                   0.85                 0.19
      1.25        44,143           0.40                  1.00                   1.19                 0.60
      2.97           611           0.60                  1.03                   2.94                 2.51
      3.42           458           0.60                  1.04                   3.17                 2.73
      0.51%     $     -7            0.77%2                1.20%2                 1.21%2                0.77%2
      2.80         3,008           0.77                  1.20                   2.72                 2.28
      2.92         3,020           0.87                  1.31                   3.11                 2.67

    7 There were no Investor A shares outstanding as of September 30, 2002.

    8 There were no Investor C shares outstanding as of September 30, 2002.

    9 Certain prior year amounts were reclassified to conform to current year presentation.

    10 There were no Service shares outstanding as of September 30, 2004.

    11 Unaudited.

                                       51

                                BLACKROCK FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

     BlackRock FundsSM (the "Fund") was organized on December 22, 1988, as a
Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 50 registered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the
Fund may offer as many as seven classes of shares. Shares of all classes of a
Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them, mostly due to differences in distribution and service fees.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Fund Reorganization

     On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. ("BlackRock"), acquired SSRM Holdings, Inc., the parent of State Street
Research & Management Company ("SSRM"), the investment adviser to the former
State Street Research mutual funds.

     On January 31, 2005, the BlackRock Money Market Portfolio acquired all of the assets and certain stated liabilities of the State Street Research Money
Market Fund. The reorganization was pursuant to an Agreement and Plan of
Reorganization, which was approved by the State Street Research shareholders on
January 25, 2005. Under the Agreement and Plan of Reorganization, 8,688,440
Class B and 154,741,254 Class E shares of the State Street Research Money
Market Fund were exchanged for 8,688,440 and 154,741,254 Investor A Class shares of the BlackRock Money Market Portfolio, respectively; 15,158,957 Class
B(1) shares of the State Street Research Money Market Fund were exchanged for
15,158,957 Investor B Class shares of the BlackRock Money Market Portfolio;
4,761,926 Class C shares of the State Street Research Money Market Fund were exchanged for 4,761,926 Investor C Class shares of the BlackRock Money Market
Portfolio and 26,966,565 Class S shares of the State Street Research Money
Market Fund were exchanged for 26,966,565 Institutional Class shares of the
BlackRock Money Market Portfolio. The assets of the State Street Research Money
Market Fund, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. Upon the reorganization of such funds on January 31, 2005, the value of the BlackRock Money Market
Portfolio's net assets (including $210,334,574 in net assets of the State
Street Research Money Market Fund) was $1,605,776,413 before the open of business.

(C) Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Security Valuation - Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each
Portfolio at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

     Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Investment Transactions and Investment Income - Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis.

     Repurchase Agreements - Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase

52

                                BLACKROCK FUNDS

price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the
Fund's custodian or an authorized securities depository.

     Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires the use of management estimates. Actual results could differ from these estimates.

     Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a
Portfolio are due to class-specific expenses, waivers and accrual adjustments.
Income, other expenses and realized and unrealized gains and losses of a
Portfolio are allocated to the respective class on the basis of the relative net assets each day.

     The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

                                    Class-Specific Fee Arrangement
         Portfolio                                        Share Classes
                                 Institutional               Service               Hilliard Lyons
                             Contractual    Actual    Contractual    Actual    Contractual    Actual
                                 Fees      Fees (4)     Fees (1)    Fees (4)     Fees (2)    Fees (4)
 Money Market                    None        None    0.25%         0.25%      0.35%         0.25%
 U.S. Treasury                   None        None    0.25%         0.25%          N/A          N/A
 Municipal                       None        None    0.25%         0.25%      0.35%           None
 New Jersey Municipal            None        None    0.25%         0.25%          N/A          N/A
 North Carolina Municipal        None        None    0.25%         0.25%          N/A          N/A
 Ohio Municipal                  None        None    0.25%         0.25%          N/A          N/A
 Pennsylvania Municipal          None        None    0.25%         0.25%          N/A          N/A

         Portfolio                                        Share Classes
                                   Investor A               Investor B              Investor C
                             Contractual    Actual    Contractual    Actual    Contractual    Actual
                               Fees (2)    Fees (4)     Fees (3)    Fees (4)     Fees (3)    Fees (4)
 Money Market               0.35%         0.25%      1.00%         0.75%      1.00%         0.75%
 U.S. Treasury              0.35%         0.25%          N/A          N/A         N/A          N/A
 Municipal                  0.35%         0.25%          N/A          N/A         N/A          N/A
 New Jersey Municipal       0.35%         0.25%          N/A          N/A         N/A          N/A
 North Carolina Municipal   0.35%         0.25%          N/A          N/A         N/A          N/A
 Ohio Municipal             0.35%         0.25%          N/A          N/A         N/A          N/A
 Pennsylvania Municipal     0.35%         0.25%          N/A          N/A         N/A          N/A

(1) - The maximum annual contractual fees are comprised of a 0.25% service fee.
(2) - The maximum annual contractual fees are comprised of a 0.10% distribution fee and a 0.25% service fee.
(3) - The maximum annual contractual fees are comprised of a 0.75% distribution fee and a 0.25% service fee.
(4) - The actual fees are as of April 30, 2005.

     Each of the Institutional, Service, Hilliard Lyons, Investor A, Investor B
and Investor C share classes bear a Transfer Agent fee at an annual rate not to exceed 0.018% of the average daily net assets of such respective classes plus per account fees and disbursements.

     For the six months ended April 30, 2005, the following shows the various types of class-specific expenses borne directly by each class of each Portfolio and any associated waivers of those expenses.

                                                                              53

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                                       SHARE CLASSES
ADMINISTRATION FEES                   -------------------------------------------------------------------------------
                                                                     HILLIARD
                                       INSTITUTIONAL     SERVICE      LYONS     INVESTOR A   INVESTOR B   INVESTOR C      TOTAL
                                      --------------- ------------ ----------- ------------ ------------ ------------ ------------
   Money Market .....................    $ 248,716     $ 187,115    $ 56,882    $ 190,079      $ 5,865      $ 1,165    $ 689,822
   U.S. Treasury ....................       90,178        90,829           -       18,921            -            -      199,928
   Municipal ........................       55,655        36,029      64,251        3,252            -            -      159,187
   New Jersey Municipal .............       38,300        28,751           -        6,534            -            -       73,585
   North Carolina Municipal .........       29,495           136           -          157            -            -       29,788
   Ohio Municipal ...................       58,138         4,452           -       12,483            -            -       75,073
   Pennsylvania Municipal ...........      196,227        17,150           -       19,478            -            -      232,855
   Virginia Municipal ...............        8,553             -           -            -            -            -        8,553

                                                                     SHARE CLASSES
ADMINISTRATION FEES WAIVED            ----------------------------------------------------------------------------
                                                                   HILLIARD
                                       INSTITUTIONAL    SERVICE     LYONS    INVESTOR A   INVESTOR B   INVESTOR C      TOTAL
                                      --------------- ----------- --------- ------------ ------------ ------------ ------------
   Money Market .....................    $ 248,716     $ 88,481       $-        $ 235       $ 3,541        $-       $ 340,973
   U.S. Treasury ....................       90,178       43,758        -            -             -         -         133,936
   Municipal ........................       55,655       17,591        -            -             -         -          73,246
   New Jersey Municipal .............       38,300       12,910        -            -             -         -          51,210
   North Carolina Municipal .........       29,495           65        -            -             -         -          29,560
   Ohio Municipal ...................       58,138        2,106        -            -             -         -          60,244
   Pennsylvania Municipal ...........      196,227        8,121        -            -             -         -         204,348
   Virginia Municipal ...............        8,553            -        -            -             -         -           8,553

                                                                      SHARE CLASSES
TRANSFER AGENT FEES                   ------------------------------------------------------------------------------
                                                                    HILLIARD
                                       INSTITUTIONAL    SERVICE      LYONS     INVESTOR A   INVESTOR B   INVESTOR C      TOTAL
                                      --------------- ----------- ----------- ------------ ------------ ------------ ------------
   Money Market .....................     $ 47,446     $ 35,453    $ 10,779     $ 36,024      $ 1,111       $ 221     $ 131,034
   U.S. Treasury ....................       17,086       17,210           -        3,586            -           -        37,882
   Municipal ........................       10,545        6,825      12,174          616            -           -        30,160
   New Jersey Municipal .............        7,257        5,447           -        1,238            -           -        13,942
   North Carolina Municipal .........        5,592           26           -           30            -           -         5,648
   Ohio Municipal ...................       11,016          843           -        2,365            -           -        14,224
   Pennsylvania Municipal ...........       37,180        3,249           -        3,691            -           -        44,120
   Virginia Municipal ...............        1,620            -           -            -            -           -         1,620

54

                          BLACKROCK FUNDS

                                                               SHARE CLASSES
SHAREHOLDER SERVICE FEES              ----------------------------------------------------------------
                                                     HILLIARD
                                         SERVICE       LYONS     INVESTOR A   INVESTOR B   INVESTOR C       TOTAL
                                      ------------ ------------ ------------ ------------ ------------ --------------
   Money Market .....................  $ 492,407    $ 155,200    $ 477,396     $ 17,286      $ 2,952    $ 1,145,241
   U.S. Treasury ....................    239,560            -       48,802            -            -        288,362
   Municipal ........................     95,117      169,081       10,059            -            -        274,257
   New Jersey Municipal .............     74,863            -       19,913            -            -         94,776
   North Carolina Municipal .........        359            -          408            -            -            767
   Ohio Municipal ...................     11,715            -       26,576            -            -         38,291
   Pennsylvania Municipal ...........     45,131            -       20,994            -            -         66,125

                                                       SHARE CLASSES
SHAREHOLDER SERVICE FEES WAIVED     ----------------------------------------------------
                                                 HILLIARD
                                     SERVICE       LYONS      INVESTOR B     INVESTOR C       TOTAL
                                    ---------   ----------   ------------   ------------   -----------
   Money Market .................       $-       $      -      $ 15,407        $ 3,058      $ 18,465
   Municipal ....................        -        169,081             -              -       169,081

                                                                SHARE CLASSES
DISTRIBUTION FEES                       -------------------------------------------------------------
                                         HILLIARD LYONS     INVESTOR A     INVESTOR B     INVESTOR C        TOTAL
                                        ----------------   ------------   ------------   ------------   ------------
   Money Market .....................       $ 59,880        $ 200,131       $ 46,303        $ 9,196      $ 315,510
   U.S. Treasury ....................              -           19,916              -              -         19,916
   Municipal ........................         67,633            3,423              -              -         71,056
   New Jersey Municipal .............              -            6,878              -              -          6,878
   North Carolina Municipal .........              -              164              -              -            164
   Ohio Municipal ...................              -           13,140              -              -         13,140
   Pennsylvania Municipal ...........              -           20,503              -              -         20,503

                                                 SHARE CLASSES
DISTRIBUTION FEES WAIVED                -------------------------------
                                         HILLIARD LYONS     INVESTOR A        TOTAL
                                        ----------------   ------------   ------------
   Money Market .....................       $ 59,880        $ 200,131      $ 260,011
   U.S. Treasury ....................              -           19,916         19,916
   Municipal ........................         67,633            3,423         71,056
   New Jersey Municipal .............              -            6,878          6,878
   North Carolina Municipal .........              -              164            164
   Ohio Municipal ...................              -           13,140         13,140
   Pennsylvania Municipal ...........              -           20,503         20,503

                                                                              55

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(D) Transactions with Affiliates and Related Parties

     Pursuant to an Investment Advisory Agreement, BlackRock, a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios.
BlackRock Institutional Management Corp. ("BIMC"), a wholly-owned subsidiary of
BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and payable monthly, at the following annual rates, based on each
Portfolio's average daily net assets: 0.45% of the first $1 billion, 0.40% of the next $1 billion, 0.375% of the next $1 billion and 0.35% of net assets in excess of $3 billion.

     For the six months ended April 30, 2005, advisory fees and waivers for each Portfolio were as follows:

                                             GROSS                              NET
                                           ADVISORY                          ADVISORY
                                              FEE            WAIVER             FEE
                                        --------------   --------------   --------------
   Money Market .....................    $ 3,161,044      $ 1,508,879      $ 1,652,165
   U.S. Treasury ....................        947,025          466,410          480,615
   Municipal ........................        754,044          373,326          380,718
   New Jersey Municipal .............        348,560          196,420          152,140
   North Carolina Municipal .........        141,100          119,758           21,342
   Ohio Municipal ...................        355,611          195,130          160,481
   Pennsylvania Municipal ...........      1,103,002          509,894          593,108
   Virginia Municipal ...............         40,515           40,515                -

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements.
The agreements set a limit on certain operating expenses of each Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses).

     Effective February 1, 2005, BlackRock and BIMC has contractually agreed to waive or reimburse fees or expenses in order to limit expenses:

                                                                   SHARE CLASSES
PORTFOLIO                         --------------------------------------------------------------------------------
                                   INSTITUTIONAL   SERVICE   HILLIARD LYONS   INVESTOR A   INVESTOR B   INVESTOR C
                                  --------------- --------- ---------------- ------------ ------------ -----------
   Money Market .................       0.42%     0.72%     0.91%            0.89%        1.49%        1.49%
   U.S. Treasury ................       0.41%     0.71%           NA         0.88%            NA           NA
   Municipal ....................       0.42%     0.72%     0.66%            0.89%            NA           NA
   New Jersey Municipal .........       0.39%     0.69%           NA         0.96%            NA           NA
   North Carolina Municipal .....       0.30%     0.60%           NA         0.87%            NA           NA
   Ohio Municipal ...............       0.39%     0.69%           NA         0.96%            NA           NA
   Pennsylvania Municipal .......       0.42%     0.72%           NA         0.99%            NA           NA
   Virginia Municipal ...........       0.30%        NA           NA             NA           NA           NA

     If in the following two years the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay
BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock at the previous quarterly meeting.

56

                                BLACKROCK FUNDS

     At April 30, 2005, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                       EXPIRING           EXPIRING           EXPIRING       TOTAL WAIVERS SUBJECT
                                   JANUARY 31, 2006   JANUARY 31, 2007   JANUARY 31, 2008     TO REIMBURSEMENT
                                  ------------------ ------------------ ------------------ ----------------------
   Money Market .................     $ 6,569,912        $ 3,692,393         $ 634,820          $ 10,897,125
   U.S. Treasury ................       2,107,024          1,317,236           183,998             3,608,258
   Municipal ....................       1,946,590          1,151,500           105,746             3,203,836
   New Jersey Municipal .........         553,395            479,468            75,931             1,108,794
   North Carolina Municipal .....         645,013            261,156            44,936               951,105
   Ohio Municipal ...............         492,327            431,627            77,073             1,001,027
   Pennsylvania Municipal .......       1,505,526          1,334,315           224,992             3,064,833
   Virginia Municipal ...........         233,309            101,140            17,453               351,902

     PFPC Inc. ("PFPC"), an indirect wholy-owned subsidiary of The PNC
Financial Services Group, Inc., and BlackRock act as co-administrators for the
Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates:
0.085% of the first $500 million, 0.075% of the next $500 million and 0.065% of assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: 0.095% of the first $500 million,
0.085% of the next $500 million and 0.075% of assets in excess of $1 billion.
In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio or share class.

     For the six months ended April 30, 2005, administration fees and waivers for each Portfolio were as follows:

                                              GROSS                             NET
                                         ADMINISTRATION                    ADMINISTRATION
                                               FEE            WAIVER            FEE
                                        ----------------   ------------   ---------------
   Money Market .....................      $ 1,237,772      $ 340,973        $ 896,799
   U.S. Treasury ....................          378,795        133,936          244,859
   Municipal ........................          301,617         73,246          228,371
   New Jersey Municipal .............          139,424         51,210           88,214
   North Carolina Municipal .........           56,440         29,560           26,880
   Ohio Municipal ...................          142,244         60,244           82,000
   Pennsylvania Municipal ...........          440,990        204,348          236,642
   Virginia Municipal ...............           16,206         11,935            4,271

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services
Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Pursuant to the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"), the Fund may pay BlackRock Distributors, Inc. (the "Distributor")
and/or BlackRock or any other affiliate of PNC Financial Services Group, Inc.
fees for distribution and sales support services. Currently, only Hilliard
Lyons Shares, Investor A Shares, Investor B Shares and Investor C Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay brokers, dealers, financial institutions and industry professionals (including
PNC Financial Services Group, Inc. and its affiliates) ("service organizations") fees for the provision of personal services to shareholders.
BlackRock may receive some of the service fees paid by the Fund in return for providing services to shareholders. Currently, only Hilliard Lyons Shares,
Investor A Shares, Investor B Shares, Investor C Shares and Service Shares bear the expense of service fees under the Plan.  As of April 30, 2005, affiliated payables were as follows:

                                                                      PNC BANK
                                         PFPC(1)    BLACKROCK(2)   AFFILIATES(3)      TOTAL
                                      ------------ -------------- --------------- ------------
   Money Market .....................  $ 405,218      $ 336,168      $ 226,331     $ 967,717
   U.S.Treasury .....................     54,099         97,727         46,132       197,958
   Municipal ........................     41,034         81,600         17,639       140,273
   New Jersey Municipal .............     22,001         35,774         16,861        74,636
   North Carolina Municipal .........      9,217          4,286            133        13,636
   Ohio Municipal ...................     20,584         36,106          6,636        63,326
   Pennsylvania Municipal ...........     69,703        124,706         18,337       212,746

                                               57

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                             PNC BANK
                                 PFPC(1)   BLACKROCK(2)   AFFILIATES(3)    TOTAL
                                --------- -------------- --------------- ---------
   Virginia Municipal .........  $1,890        $361             $-        $2,251

(1) - Payables to PFPC and PFPC Trust Co. are for Accounting, Administration,
   Custody and Transfer Agent services provided as of April 30, 2005.
(2) - Payables to BlackRock are for Advisory and Administration services provided as of April 30, 2005.
(3) - Payables to PNC Financial Services Group, Inc. affiliates are for distribution and sales support services as described under the Plan. The total payable on behalf of the Fund, as of April 30, 2005, was $5,561,651, a portion of which is paid to service organizations, including other PNC
   Financial Services Group, Inc. affiliates.

(E) Capital Shares

     Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown on the next page for such transactions.

     Transactions in capital shares for each period were as follows:

                                                                  MONEY MARKET
                                                   ------------------------------------------
                                                         FOR THE             FOR THE YEAR
                                                    SIX MONTHS ENDED            ENDED
                                                         3/31/05               9/30/04
                                                   ------------------   ---------------------
Shares issued from the acquisition:(1) .........
   Institutional Class .........................     $   26,966,565       $               -
   Investor A Class ............................        163,429,694                       -
   Investor B Class ............................         15,158,957                       -
   Investor C Class ............................          4,761,926                       -
Shares sold:
   Institutional Class .........................        812,143,387           2,276,620,055
   Service Class ...............................        731,573,855           1,474,934,413
   Hilliard Lyons Class ........................         58,744,255             173,608,883
   Investor A Class ............................        140,959,607             171,522,913
   Investor B Class ............................          2,586,309               3,083,308
   Investor C Class ............................          1,881,572                 328,491
Shares issued in reinvestment of dividends:
   Institutional Class .........................             40,206                   5,468
   Service Class ...............................            471,926                 356,508
   Hilliard Lyons Class ........................            760,116                 497,046
   Investor A Class ............................          2,464,713               1,548,464
   Investor B Class ............................             35,169                   8,642
   Investor C Class ............................              7,402                     940
Shares redeemed:
   Institutional Class .........................       (890,749,731)         (3,689,497,408)
   Service Class ...............................       (742,560,087)         (1,532,716,956)
   Hilliard Lyons Class ........................        (58,111,017)           (206,133,442)
   Investor A Class ............................       (203,401,895)           (262,262,407)
   Investor B Class ............................         (6,426,147)             (7,658,078)
   Investor C Class ............................         (1,546,309)             (1,641,896)
                                                     --------------       -----------------
Net increase (decrease) ........................     $   59,190,473       $  (1,597,395,056)
                                                     ==============       =================

(1) See Note (B).

58

                          BLACKROCK FUNDS

                                                           U.S. TREASURY
                                              ----------------------------------------
                                                    FOR THE            FOR THE YEAR
                                               SIX MONTHS ENDED           ENDED
                                                    3/31/05              9/30/04
                                              ------------------   -------------------
Shares sold:
   Institutional Class ....................     $  312,618,533      $    615,824,214
   Service Class ..........................        534,569,122         1,039,846,394
   Investor A Class .......................         18,670,024            28,719,726
Shares issued in reinvestment of dividends:
   Institutional Class ....................                132                   402
   Service Class ..........................             35,205                18,679
   Investor A Class .......................            231,616               120,288
Shares redeemed:
   Institutional Class ....................       (308,096,772)         (818,934,544)
   Service Class ..........................       (559,739,267)       (1,070,394,239)
   Investor A Class .......................        (20,938,333)          (37,463,601)
                                                --------------      ----------------
Net decrease ..............................     $  (22,649,740)     $   (242,262,681)
                                                ==============      ================

                                                             MUNICIPAL
                                              ----------------------------------------
                                                    FOR THE            FOR THE YEAR
                                               SIX MONTHS ENDED           ENDED
                                                    3/31/05              9/30/04
                                              ------------------   -------------------
Shares sold:
   Institutional Class ....................     $  115,453,163       $   623,753,440
   Service Class ..........................        103,576,558           233,032,663
   Hilliard Lyons Class ...................         60,994,575           126,790,716
   Investor A Class .......................          6,202,076            18,673,688
Shares issued in reinvestment of dividends:
   Institutional Class ....................              2,822                 2,237
   Service Class ..........................             71,924                53,046
   Hilliard Lyons Class ...................            794,707               742,597
   Investor A Class .......................             31,556                25,918
Shares redeemed:
   Institutional Class ....................       (160,775,227)         (934,868,983)
   Service Class ..........................       (101,120,362)         (251,500,050)
   Hilliard Lyons Class ...................        (58,189,257)         (143,666,837)
   Investor A Class .......................         (8,203,803)          (20,396,597)
                                                --------------       ---------------
Net decrease ..............................     $  (41,161,268)      $  (347,358,162)
                                                ==============       ===============

                                               59

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                      NEW JERSEY MUNICIPAL
                                              -------------------------------------
                                                    FOR THE          FOR THE YEAR
                                               SIX MONTHS ENDED          ENDED
                                                    3/31/05             9/30/04
                                              ------------------   ----------------
Shares sold:
   Institutional Class ....................     $  102,577,492      $  201,648,068
   Service Class ..........................         12,305,511          20,828,471
   Investor A Class .......................         16,534,573          32,564,149
Shares issued in reinvestment of dividends:
   Institutional Class ....................             43,536              32,143
   Service Class ..........................             17,199              13,401
   Investor A Class .......................             58,242              60,914
Shares redeemed:
   Institutional Class ....................       (108,380,182)       (198,420,615)
   Service Class ..........................        (11,852,253)        (25,258,071)
   Investor A Class .......................        (12,140,323)        (37,587,353)
                                                --------------      --------------
Net decrease ..............................     $     (836,205)     $   (6,118,893)
                                                ==============      ==============

                                                      NORTH CAROLINA MUNICIPAL
                                              ----------------------------------------
                                                    FOR THE            FOR THE YEAR
                                               SIX MONTHS ENDED           ENDED
                                                    3/31/05              9/30/04
                                              ------------------   -------------------
Shares sold:
   Institutional Class ....................     $  88,120,494        $   202,122,387
   Service Class ..........................           476,349                519,017
   Investor A Class .......................            42,000                 42,000
Shares issued in reinvestment of dividends:
   Institutional Class ....................           230,615                206,053
   Service Class ..........................                 -                     54
   Investor A Class .......................             1,687                  1,717
Shares redeemed:
   Institutional Class ....................       (91,503,100)          (306,616,657)
   Service Class ..........................          (326,481)              (585,549)
   Investor A Class .......................           (43,525)               (62,963)
                                                -------------        ---------------
Net decrease ..............................     $  (3,001,961)       $  (104,373,941)
                                                =============        ===============

60

                          BLACKROCK FUNDS

                                                         OHIO MUNICIPAL
                                              -------------------------------------
                                                    FOR THE          FOR THE YEAR
                                               SIX MONTHS ENDED          ENDED
                                                    3/31/05             9/30/04
                                              ------------------   ----------------
Shares sold:
   Institutional Class ....................     $  240,917,431      $  288,880,251
   Service Class ..........................         54,789,037         157,732,223
   Investor A Class .......................         29,476,009          57,848,699
Shares issued in reinvestment of dividends:
   Institutional Class ....................             89,431              91,212
   Service Class ..........................             19,794              44,984
   Investor A Class .......................            144,795             109,169
Shares redeemed:
   Institutional Class ....................       (236,199,939)       (261,878,328)
   Service Class ..........................        (58,944,065)       (155,527,630)
   Investor A Class .......................        (41,465,197)        (51,941,374)
                                                --------------      --------------
Net increase (decrease) ...................     $  (11,172,704)     $   35,359,206
                                                ==============      ==============

                                                     PENNSYLVANIA MUNICIPAL
                                              -------------------------------------
                                                    FOR THE          FOR THE YEAR
                                               SIX MONTHS ENDED          ENDED
                                                    3/31/05             9/30/04
                                              ------------------   ----------------
Shares sold:
   Institutional Class ....................     $  357,327,144      $  562,836,682
   Service Class ..........................         42,485,267          59,624,658
   Investor A Class .......................         92,447,586          94,465,452
Shares issued in reinvestment of dividends:
   Institutional Class ....................             33,631              28,073
   Service Class ..........................             51,715              43,501
   Investor A Class .......................            216,347             146,226
Shares redeemed:
   Institutional Class ....................       (378,115,394)       (553,173,570)
   Service Class ..........................        (35,315,340)        (70,969,774)
   Investor A Class .......................        (55,738,522)        (98,694,894)
                                                --------------      --------------
Net increase (decrease) ...................     $   23,392,434      $   (5,693,646)
                                                ==============      ==============

                                                        VIRGINIA MUNICIPAL
                                              ---------------------------------------
                                                    FOR THE           FOR THE YEAR
                                               SIX MONTHS ENDED           ENDED
                                                    3/31/05              9/30/04
                                              ------------------   ------------------
Shares sold:
   Institutional Class ....................     $  45,255,080        $   71,096,927
Shares issued in reinvestment of dividends:
   Institutional Class ....................            14,623                15,183
Shares redeemed:
   Institutional Class ....................       (50,303,726)          (75,219,028)
   Service Class ..........................                 -           (41,010,487)
                                                -------------        --------------
Net decrease ..............................     $  (5,034,023)       $  (45,117,405)
                                                =============        ==============

                                               61

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     On April 30, 2005, three shareholders held approximately 67% of the outstanding shares of the Money Market Portfolio, four shareholders held approximately 88% of the outstanding shares of the U.S. Treasury Money Market
Portfolio, three shareholders held approximately 87% of the outstanding shares of the Municipal Money Market Portfolio, three shareholders held approximately
85% of the outstanding shares of the New Jersey Municipal Money Market
Portfolio, two shareholders held approximately 76% of the outstanding shares of the North Carolina Municipal Money Market Portfolio, two shareholders held approximately 70% of the outstanding shares of the Ohio Municipal Money Market
Portfolio, one shareholder held approximately 72% of the outstanding shares of the Pennsylvania Municipal Money Market Portfolio and four shareholders held approximately 94% of the outstanding shares of the Virginia Municipal Money
Market Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(F) At April 30, 2005, net assets consisted of:

                                                                                             NEW JERSEY
                                       MONEY MARKET      U.S. TREASURY       MUNICIPAL        MUNICIPAL
                                    ------------------ ----------------- ---------------- ----------------
     Capital paid-in .............   $ 1,515,686,842     $ 414,547,273    $ 290,197,186    $ 152,409,236
     Undistributed net investment
       income ....................            64,239            46,591                -                -
     Accumulated net realized gain
       (loss) on investment
       transactions ..............          (185,647)          (50,579)           1,608          (18,278)
                                     ---------------     -------------    -------------    -------------
                                     $ 1,515,565,434     $ 414,543,285    $ 290,198,794    $ 152,390,958
                                     ===============     =============    =============    =============

                                                NORTH
                                               CAROLINA          OHIO         PENNSYLVANIA       VIRGINIA
                                              MUNICIPAL        MUNICIPAL        MUNICIPAL       MUNICIPAL
                                           --------------- ---------------- ---------------- ---------------
       Capital paid-in ..................   $ 55,654,580    $ 158,365,138    $ 512,023,896    $ 12,823,114
       Accumulated net realized gain
        (loss) on
        investment transactions .........          1,015          (27,198)         (22,638)            (77)
                                            ------------    -------------    -------------    ------------
                                            $ 55,655,595    $ 158,337,940    $ 512,001,258    $ 12,823,037
                                            ============    =============    =============    ============

(G) Federal Tax Information

     No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal
Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital gain distributions that are reported in the
Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes. There were no short-term or long-term capital gain distributions for the six months ended March 31, 2005.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

62

                                BLACKROCK FUNDS

     The estimated tax character of distribution paid during the six months ended March 31, 2005 and the tax character of distributions paid during the year ended September 30, 2004 were as follows:

                                          TAX-FREE         ORDINARY
                                           INCOME           INCOME
                                        ------------   ---------------
   Money Market
    3/31/05 .........................    $        -     $ 11,489,851
    9/30/04 .........................                     16,426,664
   U.S. Treasury
    3/31/05 .........................             -        3,149,330
    9/30/04 .........................                      3,056,516
   Municipal
    3/31/05 .........................     2,089,581                -
    9/30/04 .........................     3,446,121
   New Jersey Municipal .............
    3/31/05 .........................       961,893                -
    9/30/04 .........................       926,093
   North Carolina Municipal .........
    3/31/05 .........................       453,874                -
    9/30/04 .........................       684,695
   Ohio Municipal ...................
    3/31/05 .........................     1,092,098                -
    9/30/04 .........................     1,075,474
   Pennsylvania Municipal ...........
    3/31/05 .........................     3,332,279                -
    9/30/04 .........................     3,424,471
   Virginia Municipal ...............
    3/31/05 .........................       131,984                -
    9/30/04 .........................       137,645

     As of March 31, 2005, the estimated tax components of distributable earnings/(accumulated losses) were as follows:

                                         UNDISTRIBUTED     UNDISTRIBUTED     UNDISTRIBUTED      ACCUMULATED        POST-
                                            TAX-FREE          ORDINARY         LONG-TERM          CAPITAL         OCTOBER
                                             INCOME            INCOME         CAPITAL GAIN         LOSSES         LOSSES
                                        ---------------   ---------------   ---------------   ---------------   ----------
   Money Market .....................       $      -        $ 2,614,872          $    -         $  (182,617)     $ 3,030
   U.S. Treasury ....................              -            921,995               -             (37,441)      13,138
   Municipal ........................        370,435                  -           1,608                   -            -
   New Jersey Municipal .............        192,699                  -               -                   -       23,064
   North Carolina Municipal .........         78,900                  -           1,015                   -            -
   Ohio Municipal ...................        214,083                  -               -             (27,198)           -
   Pennsylvania Municipal ...........        673,860                  -               -                   -       33,898
   Virginia Municipal ...............         27,422                  -               -                 (77)           -

                                               63

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

     The estimated Post-October losses represent losses realized on investment transactions from November 1, 2004 through March 31, 2005 that, in accordance with Federal income tax regulations, the Portfolios may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

     At September 30, 2004, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

                                                                     EXPIRING SEPTEMBER 30
                                     --------------------------------------------------------------------------------------
                                       2006        2007       2008         2009         2010         2011          TOTAL
                                     --------   ---------   --------   -----------   ---------   -----------   ------------
Money Market .....................    $    -     $     -     $    -     $ 97,341      $     -     $ 85,276      $ 182,617
U.S. Treasury ....................         -           -          -       13,150       11,911       12,380         37,441
Municipal ........................         -           -          -        8,376            -            -          8,376
North Carolina Municipal .........         -           -        784            -            -            -            784
Ohio Municipal ...................     3,203      16,541      6,193            -            -        1,261         27,198
Virginia Municipal ...............         -           -          -            -           77            -             77

(H) Subsequent Event

     In April of 2005, BlackRock determined that the Municipal Money Market
Portfolio had purchased a security, the interest on which is subject to the
Federal Alternative Minimum Tax ("AMT") (an "AMT Security"), in violation of the Portfolio's investment policy that limits the Portfolio investments in AMT securities to 20% of its nets assets.  Once the issue was identified, the amount of AMT securities were decreased and the Portfolio did not incur a gain or loss.  Due to the violation of investment policy, the Advisor reimbursed the
Portfolio $3,098, which represents the additional tax liability that would be incurred by shareholders if all of the shareholders of the Portfolio were subject to the AMT.

64

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

(A)  Board of Trustees' Consideration of the Advisory Contracts. Investment
   advisory and subadvisory agreements ("Advisory Contracts") for the Money
   Market Portfolios (each, a "Portfolio") of BlackRock Funds (the "Fund")
   were most recently approved by the Board of Trustees (the "Board" or the
   "Trustees") of the Fund at an in-person meeting of the Board held on March
   1, 2005, including a majority of the Trustees who are not parties to the
   Advisory Contracts or interested persons of any such party (as such term is defined in the Investment Company Act of 1940) (the "Independent
   Trustees").  In determining to approve the Advisory Contracts, the Trustees met with the relevant investment advisory personnel from BlackRock
   Advisors, Inc. and BlackRock Institutional Management Corporation (the
   "Advisers") and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Contracts.  The Board received materials in advance of the meeting relating to its consideration of the
   Advisory Contracts for the Portfolios being considered for approval or renewal, including: (i) fees and expense ratios of each class of each
   Portfolio in comparison to the fees and expense ratios of a peer group of funds, which consists of funds that have all of the following similar criteria: fund type, investment classification and objective, load type, asset level and expense structure and components ("peer group"); (ii)
   information on the investment performance of each Portfolio in comparison to the investment performance of a peer universe of funds, which is broader than a peer group and consists of funds that have all of the following similar criteria: fund type, investment classification and objective and load type ("performance universe"); (iii) the Advisers' economic outlook for the Portfolios and their general investment outlook for the markets;
   (iv) information with respect to profitability of BlackRock, Inc.
   ("BlackRock") and PNC Bank-affiliated companies with respect to each
   Portfolio, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the Advisers; and (vi) information regarding compliance records and regulatory matters relating to the Advisers.  The matters discussed below were considered separately by the Independent
   Trustees in an executive session, during which counsel who is independent of the Advisers and the Fund provided guidance to the Independent Trustees.

   Fees and Expenses. In approving the Advisory Contracts, the Trustees, including the Independent Trustees, considered the fees and expense ratios of each class of shares of each Portfolio.  They compared the fees, both before (referred to as "Contractual") and after (referred to as "Actual")
   any fee waivers and expense reimbursements, and expense ratios of each
   Portfolio against fees and expense ratios of a peer group.  Both the peer group category and the funds within the peer group with respect to the fee and expense ratio comparisons were selected by Lipper, Inc. ("Lipper"), which is not affiliated with the Advisers.  The Investor A class and
   Institutional class were used to represent all of the Portfolios' share classes for purposes of the Lipper survey, as Lipper differentiated between retail and institutional funds in selecting funds in the peer group.1
   Taking into account the recent reorganization of a State Street Research mutual fund with the Money Market Portfolio, Lipper used the Portfolio's proforma expense information provided by PFPC Inc., the Fund's administrator, to reflect post-reorganization data for each of the expense categories.2 In evaluating the Portfolios' advisory fees, the Trustees also took into account the complexity of investment management for the
   Portfolios relative to other types of funds.

   1Lipper compared Investor A and Institutional classes for each of the
   Portfolios to funds in their respective peer groups, with the exception of the Virginia Municipal Money Market Portfolio, which has outstanding an
   Institutional class only.

   2The post-reorganization proforma data reflected expense caps, the elimination of shareholder processing fees, increased transfer agency fees, costs associated with new shareholder administrative services arrangements and increased asset levels resulting from the reorganization of the State
   Street Research mutual fund with the Money Market Portfolio.

                                                                              65

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

   In considering data based on information provided by Lipper, the Trustees noted that of the 8 Portfolios with Advisory Contracts subject to re-approval, all of the 15 share classes of the Portfolios (100%) have contractual advisory fees higher than the median for their respective peer groups.3 With regard to these 15 classes that have advisory fees higher than the peer group median, the Trustees noted:

       o   In the case of 9 classes (60% of the total classes with advisory fees higher than the peer group median), the difference from the median of their respective peer groups is 5 basis points or less
          (Institutional class: New Jersey Municipal Money Market, North
          Carolina Municipal Money Market, Ohio Municipal Money Market,
          Virginia Municipal Money Market and Pennsylvania Municipal Money
          Market; Investor A class: New Jersey Municipal Money Market, North
          Carolina Municipal Money Market, Ohio Municipal Money Market and
          Pennsylvania Municipal Money Market).

       o   2 classes (13% of the total classes with advisory fees higher than the peer group median), while having contractual advisory fees higher than the median for their respective peer groups, have actual advisory fees that are lower than or equal to their respective peer group medians as a result of waivers or expense reimbursements
          (Investor A class: Money Market and U.S. Treasury Money Market).  For purposes of the Lipper materials, advisory fees are a component
          (together with administrative fees) of management fees.

       o   3 classes (20% of the total classes with advisory fees higher than the peer group median), while having contractual advisory fees higher than the median for their respective peer groups, have at least two performance periods out of their one-, three- or five-year performance periods that are better than or equal to their respective performance universe medians (Institutional class: Money Market,
          Municipal Money Market and U.S. Treasury Money Market).

       o   1 class (7% of the total classes with advisory fees higher than the peer group median) has contractual advisory fees higher than the median for its respective peer group, however, the Trustees will continue to monitor the fee level and overall performance of this class (Investor A class: Municipal Money Market Portfolio).

   The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by the
   Advisers, including closed-end investment companies and accounts that are not investment companies.

   Following consideration of this information, the Trustees, including the
   Independent Trustees, concluded that the fees to be paid pursuant to the
   Advisory Contracts were fair and reasonable in light of the services provided.

   3The Lipper peer group median was chosen as a conservative point of reference, taking into account that one-half of the population will have fees/expenses lower than the median.

66

                                BLACKROCK FUNDS

   Nature, Extent and Quality of Services.  The Trustees, including the
   Independent Trustees, received information concerning the investment philosophy and investment process used by the Advisers in managing the
   Portfolios, as well as a description of the capabilities, personnel and services of each Adviser and a copy of the current Form ADV of BlackRock
   Advisors, Inc.  In connection with this, the Trustees considered each of the Advisers' in-house research capabilities as well as other resources available to its personnel.  The Trustees considered the scope of the services provided by the Advisers to the Portfolios under the Advisory
   Contracts relative to services typically provided by third parties to other funds.  The Trustees noted that the standard of care applicable under the
   Advisory Contracts was comparable to that found generally in investment company advisory agreements.  The Trustees concluded that the scope of the
   Advisers' services to be provided to the Portfolios was consistent with the
   Portfolios' operational requirements, including, in addition to seeking to meet their investment objectives, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

   The Trustees also considered the quality of the services provided by the
   Advisers to the Portfolios.  The Trustees evaluated the procedures of the
   Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their respective codes of ethics (regulating the personal trading of their officers and employees), the procedures by which each of the Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of each of the Advisers in these matters.  The Trustees also received information concerning standards of the Advisers with respect to the execution of portfolio transactions.

   The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the applicable Advisory Contract.  The Trustees also took into account the time and attention devoted by senior management of the Advisers to the Portfolios.  The Trustees also considered the business reputation of each Adviser and its respective financial resources and concluded that each of the Advisers would be able to meet any reasonably foreseeable obligation under the Advisory Contracts.

   Fund Performance. The Board of Trustees, including the Independent
   Trustees, received and considered information about each Portfolio's investment performance in comparison to the investment performance of its respective performance universe.  The funds included within each
   Portfolio's performance universe were selected by Lipper.  The Board was provided with performance data for the one-, three-, five- and ten-year periods, as applicable, ended November 30, 2004 ("relevant periods").  The
   Board also reviewed the investment performance of the Portfolios and the
   Advisers' market outlook with respect to the Portfolios.

   The Trustees noted that of the 15 classes of Portfolios subject to review at the Board meeting, all (100%) had been in existence for at least five years.  8 classes (53%) performed at or better than their respective performance universe medians during at least two of the relevant periods, while 7 classes (47%) performed below their respective performance universe medians during at least two of the relevant periods.  In regard to each of these 7 classes, the Trustees noted:

   o   3 classes (43% of the underperforming classes) performed below their respective performance universe medians during at least two of the relevant periods.  However, their underperformance was by no more than
      10% of their respective medians for any of the relevant periods
      (Institutional class: Money Market, Municipal Money Market and North
      Carolina Municipal Money Market).

     o   4 classes (57% of the underperforming classes) performed below their respective performance universe

                                                                              67

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

      medians during at least two of the relevant periods by more than 10%
      (Investor A class: New Jersey Municipal Money Market, North Carolina
      Municipal Money Market, Pennsylvania Municipal Money Market and U.S.
      Treasury Money Market).  These 4 classes consist of classes from 4 different Portfolios.  The Board noted the following with respect to these 4 Portfolios:

       o   North Carolina Municipal Money Market and Pennsylvania Municipal
          Money Market Portfolios - In comparing the five-year performance to the three- and one-year performance ranking of the Portfolios, the performance ranking of each Portfolio has been improving within its respective peer group.

       o   U.S. Treasury Money Market Portfolio - The five-year performance is only 13 basis points below its performance universe median.

       o   New Jersey Municipal Money Market Portfolio - The one-year performance is 1% below its performance universe median.

   The Trustees discussed other factors relevant to the performance of the
   Portfolios.  The Trustees determined that, while the performance records of certain of the Portfolios could be improved, the Advisers were taking steps to address relative underperformance..

   Profitability. The Board of Trustees, including the Independent Trustees, considered the level of the Advisers' and affiliates' profits in respect of their relationship with the Portfolios.  This consideration included a broad review of the Advisers' methodology in allocating their costs to the management of a Portfolio.  The Board of Trustees considered the profits realized by the Advisers and affiliates in connection with the operation of each Portfolio and whether the amount of profit is a fair profit relative to their relationship with the Portfolio.  The Board of Trustees, including the Independent Trustees, also considered the Advisers' profit margins in comparison with available industry data.  The Board concluded that each
   Adviser's profit is a reasonable profit relative to the services provided to the Portfolios.

   Economies of Scale. The Board of Trustees, including the Independent
   Trustees, considered whether there have been economies of scale in respect of the management of each Portfolio, whether each Portfolio has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

   The Board considered that economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate.  The
   Board noted that for the fiscal year ended September 30, 2004, only the
   Money Market Portfolio had reached its specified asset level to trigger the breakpoints to its advisory fee rate.  The Board also considered the fee waivers and expense reimbursement arrangements by the Advisers.  The Board determined that the advisory fee structure was reasonable and that no changes were currently necessary.

   Other Benefits to the Advisers. The Board of Trustees, including the
   Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also other potential benefits to the
   Advisers, such as the ability to leverage investment professionals that also manage other portfolios, raising the profile of BlackRock in the broker-dealer community, and the engagement of affiliates of the Advisers as service providers to the Portfolios, including for administrative, transfer agency, distribution and custodial services.  The Board also noted
   that the Advisers may benefit from the use of soft dollars for research, which may be used by the Advisers to manage other accounts.

68

                                BLACKROCK FUNDS

   The Board concluded that other ancillary benefits that the Advisers and their affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios, such as those noted above, were consistent with those available to other mutual fund sponsors.

   No single factor was considered in isolation or to be determinative in the
   Board's decision to approve the Advisory Contracts.  Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Advisory Contracts, including the fees to be charged for services thereunder.

(B)  PricewaterhouseCoopers LLP ("PwC"), the Fund's former independent auditor, has been hired as an
   internal audit supporting service provider by The PNC Financial Services
   Group, Inc. ("PNC"), the parent company of the Fund's investment adviser and certain other service providers. In order to provide certain services to PNC and its affiliates which would have caused PwC to no longer be independent with respect to the Fund, PwC declined to stand for re-election as independent auditor of the Fund after the completion of the fiscal 2003 audit.

   The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent auditor to audit the Fund's financial statements for fiscal year 2005. A majority of the Fund's Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche
   LLP as the Fund's independent auditor for the Fund's fiscal 2005 audit on
   November 12, 2004, subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(C)  As previously disclosed, BlackRock has received subpoenas from various federal and state governmental and regulatory authorities and various information requests from the Securities and Exchange Commission in connection with ongoing industry-wide investigations of mutual fund matters.

(D)  The amounts paid by the Fund to the Chief Compliance Offier (CCO) for the
   six months ended March 31, 2005, were $81,903.

                                                                              69

                                BLACKROCK FUNDS

Investment Adviser

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Sub-Adviser

     BlackRock Institutional Management Corporation

     Wilmington, Delaware 19809

Custodian

     PFPC Trust Co.

     Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent

     PFPC Inc.

     Wilmington, Delaware 19809

Distributor

     BlackRock Distributors, Inc.

     King of Prussia, Pennsylvania 19406

Co-Administrator

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Counsel

     Simpson Thacher & Bartlett LLP

     New York, New York 10017

Independent Registered Public Accounting Firm

     Deloitte & Touche LLP

     Philadelphia, Pennsylvania 19103

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800)441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at
http://www.sec.gov.

Information on how proxies relating to the Fund's voting securities were voted
(if any) by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's
Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington,
D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

                                BLACKROCK FUNDS
                                 FUND SPECTRUM

 BlackRock Funds is a leading mutual fund company currently managing approximately $26 billion in the following portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing.

STOCK PORTFOLIOS
--------------------------------------
   Investment Trust                      Small Cap Core Equity
   Large Cap Value Equity                Small Cap Growth Equity
   Large Cap Growth Equity               Global Science & Technology Opportunities
   Dividend AchieversTM                  Global Resources
   Legacy                                All-Cap Global Resources
   Mid-Cap Value Equity                  Health Sciences
   Mid-Cap Growth Equity                 U.S. Opportunities
   Aurora                                International Opportunities
   Small/Mid-Cap Growth                  Index Equity
   Small Cap Value Equity
STOCK & BOND PORTFOLIOS
--------------------------------------
   Asset Allocation
BOND PORTFOLIOS
--------------------------------------
   Enhanced Income                       Government Income
   Low Duration Bond                     Inflation Protected Bond
   Intermediate Government Bond          GNMA
   Intermediate Bond                     Managed Income
   Intermediate PLUS Bond                International Bond
   Core Bond Total Return                High Yield Bond
   Core PLUS Total Return
TAX-FREE BOND PORTFOLIOS
--------------------------------------
   UltraShort Municipal                  Ohio Tax-Free Income
   Tax-Free Income                       Delaware Tax-Free Income
   Pennsylvania Tax-Free Income          Kentucky Tax-Free Income
   New Jersey Tax-Free Income
MONEY MARKET PORTFOLIOS
--------------------------------------
   Money Market                          North Carolina Municipal Money Market
   U.S. Treasury Money Market            Ohio Municipal Money Market
   Municipal Money Market                Pennsylvania Municipal Money Market
   New Jersey Municipal Money Market     Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

ACCOUNT INFORMATION
Call us at 1-800-441-7762 to get information about your account balances, recent transactions and share prices. You can also reach us on the web at
www.blackrock.com.

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have
$50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell and Simple IRA's.

ADDITIONAL INFORMATION ABOUT THE BLACKROCK FUNDS
For additional reports or additional information, as well as more current information about portfolio holdings and characteristics, BlackRock Fund shareholders and prospective investors may call 1-800-441-7762.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
[GRAPHIC OMITTED]

MM-SEMI

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED
 INCOME  LIQUIDITYREAL ESTATE BlackRock Funds

Taxable Bond Portfolios

Semi-Annual Report to Shareholders

March 31, 2005 (Unaudited)

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                                BLACKROCK FUNDS
                            TAXABLE BOND PORTFOLIOS
*Enhanced Income
*Low Duration Bond
*Intermediate Government Bond
*Intermediate Bond
                          *Intermediate PLUS Bond
                          *Core Bond Total Return
                          *Core PLUS Total Return
                          *Government Income
                          *Inflation Protected Bond
                                                     *GNMA
                                                     *Managed Income
                                                     *International Bond
                                                     *High Yield Bond

Shareholder Letter..........................................................1
Portfolio Summaries
  Enhanced Income.........................................................2-3
  Low Duration Bond.......................................................4-5
  Intermediate Government Bond............................................6-7
  Intermediate Bond.......................................................8-9
  Intermediate PLUS Bond................................................10-11
  Core Bond Total Return................................................12-13
  Core PLUS Total Return................................................14-15
  Government Income.....................................................16-17
  Inflation Protected Bond..............................................18-19
  GNMA..................................................................20-21
  Managed Income........................................................22-23
  International Bond....................................................24-25
  High Yield Bond.......................................................26-27
  Note on Performance Information..........................................28
Statement of Net Assets/Schedule of Investments.........................9-105
  Core Bond Total Return Statement of Assets and Liabilities................6
  Government Income Statement of Assets and Liabilities....................78
  GNMA Statement of Assets and Liabilities..................................3
Portfolio Financial Statements
  Statements of Operations............................................106-107
  Statement of Cash Flows.............................................108-109
  Statements of Changes in Net Assets.................................110-113
  Financial Highlights................................................114-131
Notes to Financial Statements.........................................132-163
Additional Information................................................164-168

                     PRIVACY PRINCIPLES OF BLACKROCK FUNDS
BlackRock Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.
BlackRock Funds does not receive any nonpublic personal information relating to its shareholders who purchase shares through their broker-dealers. In the case of shareholders who are record owners of BlackRock Funds, BlackRock Funds receives nonpublic personal information on account applications or other forms.
With respect to these shareholders, BlackRock Funds also has access to specific information regarding their transactions in BlackRock Funds.
BlackRock Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders' accounts (for example, to a transfer agent).
BlackRock Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

                                BLACKROCK FUNDS

March 31, 2005

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of the
BlackRock Funds' Taxable Bond Portfolios for the six-month period ended March
31, 2005. The Semi-Annual Report includes important information on each
Portfolio, and is organized as follows:

o   Portfolio Summary -  discusses recent portfolio management activity and highlights total returns.

o   Fund Profile - displays characteristics of each Portfolio's holdings as of
    March 31, 2005.

o   Expense Example - discusses costs in a shareholder account and provides information for a shareholder to estimate his or her expenses by share class and to compare expenses of each share class to other funds.

o   Statement of Net Assets (or Schedule of Investments/Statement of Assets and
    Liabilities) -  lists portfolio holdings and includes each holding's market value and par amount/number of shares as of March 31, 2005. The
    Statement of Net Assets also contains the net asset value for each share class of a Portfolio. If your Portfolio has a Schedule of Investments, then the net asset value for each share class may be found in the
    Statement of Assets and Liabilities.

o   Statement of Operations -  displays the components of each Portfolio's investment income and provides a detailed look at each Portfolio's expenses. The Statement of Operations also lists the aggregate change in value of a Portfolio's securities due to market fluctuations and security sales.

o   Statement of Cash Flows -  explains the change during the period in cash and cash equivalents (including foreign currency).

o   Statement of Changes in Net Assets -  compares Portfolio information from the prior period to the current period. Specifically, it details shareholder distributions by share class, aggregate realized gains and losses, and the change in net assets from the beginning of the period to the end of the period.

o   Financial Highlights -  include each Portfolio's expense ratios, net asset values, total returns, distributions per share, and turnover ratios for the current period and the last five years or since inception.

o   Notes to Financial Statements -  provides additional information on fees, a summary of significant accounting policies, a list of affiliated transactions, and a summary of purchases and sales of securities.

     In addition to these items, a summary of shareholder privileges is listed on the inside back cover of the report. Shareholders can find information on this page describing how to access account balances, recent transactions, and share prices. It also includes a summary of the Fund's various investment plans.

     There were two notable recent developments for the BlackRock Funds (the
"Fund").

     First, on January 31, 2005, BlackRock, Inc., the parent of BlackRock
Advisors, Inc., the Fund's investment adviser, acquired SSRM Holdings, Inc., the parent of State Street Research & Management Company, the investment adviser to the former State Street Research Funds. The transaction enhances
BlackRock's investment management platform with additional US equity, alternative investment, and real estate equity management capabilities. In addition, the scale and scope of BlackRock's open-end and closed-end mutual funds and distribution capabilities has expanded significantly. We believe that we can incorporate the best of both organizations to deliver high quality products to both institutional and individual investors.

     Second, a proxy statement was recently sent to shareholders of all portfolios of the Fund asking them to consider and vote upon the election of nine trustees to the board of trustees of the Fund (the "Board"). Five of the nine nominees were already serving as trustees of the Fund and the additional nominees had previously served as trustees of the State Street Research Funds.
Due to the increased size and complexity of the Fund resulting from the reorganization with the State Street Research Funds, and an increase in the responsibilities of boards of trustees of funds generally, the current Board believed it was in the best interest of the Fund to increase the size of the
Board. On April 29, 2005, the special meeting of shareholders was held, at which all of the nominees included in the proxy were duly elected to the Board.

     We hope you find the report informative, and we thank you for making
BlackRock part of your investment strategy.

Sincerely,
[GRAPHIC OMITTED]

 Anne Ackerley
Managing Director
BlackRock Advisors,Inc.

                                                                               1

                           ENHANCED INCOME PORTFOLIO

 Total Net Assets (3/31/05): $70.3 million

Performance Benchmark

     Citigroup 1 Year Treasury Index
Investment Approach

     Seeks to maximize total return, consistent with income generation and prudent investment management by investing primarily in bonds. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), asset-backed securities ("ABS"), corporate bonds and non-U.S. Government securities. The Portfolio may also invest in money market instruments. The Portfolio's dollar weighted effective duration will be between 0 and 18 months during normal market conditions.
Individual investments will be restricted to those securities whose maximum effective duration at the time of purchase is less than 5 years.
Recent Portfolio Management Activity

     o  The BlackRock, Institutional and Service share classes of the Portfolio outperformed the benchmark while the Investor A share class performed in line for the semi-annual period.

     o  During the semi-annual period, yields trended higher as the Federal
Reserve continued toward the "normalization" of short-term rates.  The Federal
Open Market Committee increased the Federal Funds target rate 4 times during the period, in 25 basis point increments, for a total of 100 basis points.  At the end of the period, the Federal Funds target rate was at 2.75%.  The Federal
Reserve indicated concern about pricing pressures as the "pause" and "neutral"
language was largely removed from dialogue.  The spike upward in oil prices was one of a number of signs of building inflation, an issue that replaced employment as the market's primary focal point during the latter half of the period.  By the end of the period, the 2-Year Treasury yield had risen by
1.17%.

     o  During the first half of the period, the Portfolio benefited from its slightly shorter duration. The Portfolio's exposure to adjustable rate mortgages ("ARMs") and ABS also contributed positively to returns. The ARMs market grew substantially over 2004 and will continue to grow as more homeowners seek the lowest near-term payment.  Within the ABS sector, the management team favored non-prepayment sensitive sectors with holdings focused in credit card issues.
     o  During the second half of the period, the Portfolio benefited from its shorter duration position versus the benchmark, while its yield curve steepening bias was a slight detractor from performance. The Portfolio's exposure to ABS and commercial mortgage backed securities ("CMBS") also contributed positively to performance as both sectors provided excess returns versus Treasuries. The Portfolio continued to hold a significant allocation to the ABS sector, and remains concentrated in non-prepayment sensitive sectors such as autos and credit cards. While the Portfolio continued to hold only a small allocation to corporates, this sector underperformed during the first quarter and therefore was a slight detractor from returns. Within the sector, the Portfolio continued to have a bias towards financials and high quality issues.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ENHANCED INCOME
                                   PORTFOLIO
            AND THE CITIGROUP 1 YEAR TREASURY INDEX FROM INCEPTION.

                                     [LINE CHART]

                 Institutional          Investor A     Citigroup 1 Year Treasury Index
                 -------------          ----------     -------------------------------
03/04/2004          $ 10,000              $ 9,699                 $ 10,000
03/31/2004            10,032                9,719                   10,016
06/30/2004            10,007                9,678                    9,983
09/30/2004            10,059                9,706                   10,031
12/31/2004            10,106                9,715                   10,047
03/31/2005            10,132                9,743                   10,068

                        FOR PERIOD ENDING MARCH 31, 2005

                        Average Annual Total Return
                                             1 Year       From Inception
                                          ------------   ---------------
     BlackRock Class                           1.10%           1.26%
     Institutional Class                       1.00%           1.23%
     Service Class                             1.63%           1.86%
     Investor A Class (Load Adjusted)         (2.77)%         (2.40)%
     Investor A Class (NAV)                    0.24%           0.41%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: BLACKROCK SHARES, 3/4/04; INSTITUTIONAL SHARES,
3/19/04; SERVICE SHARES, 3/19/04; INVESTOR A SHARES, 3/19/04. SEE "NOTE ON
PERFORMANCE INFORMATION" ON PAGE 28 FOR FURTHER INFORMATION ON HOW PERFORMANCE
DATA WAS CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

2

                           ENHANCED INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          97.7%
AA             1.5
A              0.4
BBB            0.4
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
U.S. Government & Agency Obligations    42.2%
Asset Backed Securities                   35.9
Commercial Mortgage Backed Securities     11.0
Mortgage Pass-Throughs                     4.2
Corporate Bonds                            4.0
Multiple Class Mortgage Pass-Throughs      2.6
Taxable Municipal Bonds                    0.1
                                        ------
     Total                              100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       1.46
Effective Duration2            0.8

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Actual Expenses
                        ---------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor
                             Class           Class           Class          A Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,007.70        1,007.20        1,011.90        1,004.80
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       1.50            2.00            3.50            3.49

                                             Hypothetical Expenses
                                          (5% return before expenses)
                        ---------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor
                             Class           Class           Class          A Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,023.49        1,022.99        1,021.48        1,021.48
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       1.51            2.01            3.52            3.52

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.30%, 0.40%, 0.70%, and 0.70% for the BlackRock, Institutional,
Service, and Investor A share class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               3

                          LOW DURATION BOND PORTFOLIO

Total Net Assets (3/31/05): $1.7 billion

Performance Benchmark

     Merrill Lynch 1-3 Year Treasury Index

Investment Approach

     Seeks to realize a rate of return that exceeds the total return of the
Merrill Lynch 1-3 Year Treasury Index by investing primarily in investment grade bonds that allow it to maintain an average portfolio duration that is within +/- 20% of the duration of the benchmark. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), asset-backed securities ("ABS"), and corporate bonds. The
Portfolio may invest up to 5% of its assets in non-investment grade bonds and up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.

Recent Portfolio Management Activity
     o  The BlackRock, Institutional, Service and Investor A and B share classes of the Portfolio outperformed the benchmark while the Investor C share class slightly underperformed for the semi-annual period.

     o  During the semi-annual period, yields trended higher as the Federal
Reserve continued toward the "normalization" of short-term rates.  The Federal
Open Market Committee increased the Federal Funds target rate 4 times during the period, in 25 basis points increments, for a total of 100 bps.  At the end of the period, the Federal Funds target rate was at 2.75%.  The Federal Reserve indicated concern about pricing pressures as the "pause" and "neutral" language was largely removed from dialogue.  The spike upward in oil prices was one of a number of signs of building inflation, an issue that replaced employment as the market's primary focal point during the latter half of the period.  By the end of the period, the 2-Year Treasury yield had risen by 1.17%.

     o  During the first half of the period, the Portfolio benefited from its slightly shorter duration. In the Agency sector, the Portfolio maintained a weighting in 1-year bonds. The Portfolio decreased agency holdings in the intermediate portion of the curve. The Portfolio's exposure to adjustable rate mortgages ("ARMs") and ABS also contributed positively to performance. The ARMs market increased in liquidity as most investors and dealers recognized its growing significance and permanence in the market. In ABS, the Portfolio continued to favor non-prepayment sensitive sectors such as autos and credit cards.

     o  During the second half of the period, the Portfolio benefited from its shorter duration position versus the benchmark, while its yield curve steepening bias was a slight detractor from performance. Within the agencies sector, the Portfolio maintains its modest allocation and a bias to callable issues. The Portfolio's exposure to the ABS and commercial mortgage backed securities ("CMBS") sectors also contributed positively to performance as both sectors provided excess returns versus Treasuries. While the Portfolio continues to hold a modest allocation to corporates, this sector underperformed during the first quarter and therefore was a slight detractor from returns for the period. Within the sector, the Portfolio continued to have a bias towards financials and high quality issues.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LOW DURATION BOND
PORTFOLIO AND THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX FOR THE PAST TEN YEARS.

                                        [LINE CHART]

                 Institutional          Investor A     Merrill Lynch 1-3 Year Treasury Index
                 -------------          ----------     -------------------------------------
03/31/1995          $ 10,000              $ 9,701                     $ 10,000
06/30/1995            10,273                9,966                       10,321
09/30/1995            10,494               10,180                       10,476
12/31/1995            10,701               10,381                       10,739
03/31/1996            10,713               10,376                       10,775
06/30/1996            10,830               10,477                       10,884
09/30/1996            11,007               10,635                       11,064
12/31/1996            11,240               10,848                       11,274
03/31/1997            11,292               10,885                       11,349
06/30/1997            11,536               11,107                       11,599
09/30/1997            11,765               11,314                       11,826
12/31/1997            11,921               11,451                       12,024
03/31/1998            12,115               11,624                       12,201
06/30/1998            12,311               11,798                       12,388
09/30/1998            12,621               12,082                       12,769
12/31/1998            12,712               12,154                       12,866
03/31/1999            12,861               12,282                       12,943
06/30/1999            12,947               12,350                       13,017
09/30/1999            13,115               12,495                       13,181
12/31/1999            13,228               12,588                       13,260
03/31/2000            13,401               12,738                       13,426
06/30/2000            13,618               12,929                       13,657
09/30/2000            13,940               13,219                       13,944
12/31/2000            14,321               13,565                       14,320
03/31/2001            14,716               13,937                       14,715
06/30/2001            14,884               14,065                       14,888
09/30/2001            15,363               14,501                       15,391
12/31/2001            15,427               14,559                       15,509
03/31/2002            15,467               14,564                       15,510
06/30/2002            15,812               14,872                       15,878
09/30/2002            16,181               15,216                       16,260
12/31/2002            16,343               15,340                       16,401
03/31/2003            16,436               15,414                       16,498
06/30/2003            16,600               15,570                       16,616
09/30/2003            16,638               15,592                       16,687
12/31/2003            16,651               15,590                       16,699
03/31/2004            16,808               15,708                       16,712
06/30/2004            16,651               15,563                       16,820
09/30/2004            16,809               15,700                       16,861
12/31/2004            16,876               15,736                       16,864
03/31/2005            16,868               15,719                       16,879

                        FOR PERIOD ENDING MARCH 31, 2005

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     BlackRock Class                           0.51%         3.06%        4.87%        5.48%
     Institutional Class                       0.36%         2.93%        4.71%        5.37%
     Service Class                             0.09%         2.64%        4.40%        5.07%
     Investor A Class (Load Adjusted)         (2.89)%        1.54%        3.66%        4.63%
     Investor A Class (NAV)                    0.07%         2.58%        4.29%        4.95%
     Investor B Class (Load Adjusted)         (5.00)%        0.67%        3.19%        4.29%
     Investor B Class (NAV)                   (0.58)%        1.81%        3.54%        4.29%
     Investor C Class (Load Adjusted)         (1.66)%        1.78%        3.50%        4.28%
     Investor C Class (NAV)                   (0.68)%        1.78%        3.50%        4.28%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED.  THE INCEPTION DATES OF THE
PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS:  INSTITUTIONAL SHARES, 7 /17/92;
SERVICE SHARES, 1 /12 /96; INVESTOR A SHARES, 1 /12 /96; INVESTOR B SHARES,
11/18 /96; INVESTOR C SHARES,
2 /24 /97; AND BLACKROCK SHARES, 6/3/97.  SEE "NOTE ON PERFORMANCE INFORMATION"
ON PAGE 28 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED,
INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

4

                          LOW DURATION BOND PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          93.4%
AA             3.6
A              1.0
BBB            1.7
\qBBB          0.3
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
U.S. Government & Agency Obligations    53.9%
Asset Backed Securities                   15.8
Commercial Mortgage Backed Securities     11.0
Mortgage Pass-Throughs                     8.1
Corporate Bonds                            7.9
Foreign Bonds                              1.4
Multiple Class Mortgage Pass-Throughs      1.2
Taxable Municipal Bonds                    0.4
Preferred Stocks                           0.3
                                        ------
     Total                              100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       2.19
Effective Duration2            1.5

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,003.30        1,003.50        1,002.20        1,001.20          998.40          997.40
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    1.99            2.74            4.03            4.03            7.75            7.80

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,022.99        1,022.23        1,020.92        1,020.92        1,017.15        1,017.10
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    2.01            2.77            4.08            4.08            7.85            7.90

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.40%, 0.55%, 0.81%, 0.81%, 1.56%, and 1.57% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                               5

                    INTERMEDIATE GOVERNMENT BOND PORTFOLIO

Total Net Assets (3/31/05) $732.9 million

Performance Benchmark

     Lehman Brothers Intermediate Government Index

Investment Approach
     Seeks to maximize total return consistent with income generation and prudent investment management by investing primarily in the highest rated government and agency bonds that allow it to maintain an average portfolio duration that is within +/- 20% of the Lehman Brothers Intermediate Government
Index. The Portfolio normally invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), asset-backed securities ("ABS")
and corporate bonds. Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.

Recent Portfolio Management Activity
     o  On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. (BAI), acquired SSRM Holdings, Inc., the parent of State Street Research &
Management Company (SSRM), the investment adviser to the State Street Research mutual funds. In connection with the transaction, the BlackRock Intermediate
Government Bond Portfolio (the Portfolio) reorganized with the State Street
Research Government Income Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the Portfolio in exchange for shares of the Portfolio, which were then distributed to the SSR Fund shareholders.

     o  The Institutional, Service and Investor A share classes of the
Portfolio outperformed the benchmark while the Investor B and C share classes underperformed for the semi-annual period.

     o  During the semi-annual period, yields trended higher as the Federal
Reserve continued toward the "normalization" of short-term rates.  The Federal
Open Market Committee increased the Federal Funds target rate 4 times during the period, in 25 basis point increments, for a total of 100 basis points.  At the end of the period, the Federal Funds target rate was at 2.75%.  The Federal
Reserve indicated concern about pricing pressures as the "pause" and "neutral"
language was largely removed from dialogue.  The spike upward in oil prices was one of a number of signs of building inflation, an issue that replaced employment as the market's primary focal point during the latter half of the period.  By the end of the period, the yield of the 10-Year Treasury had risen by 0.36%.

     o  During the first half of the period, the Portfolio benefited from its slightly shorter duration and yield curve flattening position. The Portfolio held an underweight position to Treasuries. The Portfolio was underweight agencies relative to the benchmark. The Portfolio maintained a meaningful weight in adjustable rate mortgages ("ARMs"), which contributed positively to performance. The ARMs market increased in liquidity as most investors and dealers recognized its growing significance and permanence in the market. ABS and commercial mortgage backed securities ("CMBS") also contributed positively to performance. The Portfolio maintained a modest allocation to ABS, favoring non-prepayment sensitive sectors such as autos and credit cards.

     o  During the second half of the period, the Portfolio benefited from its shorter duration position versus the benchmark, while its yield curve steepening bias slightly detracted from returns. Within the agencies sector, the Portfolio maintained its underweight and a bias to callable issues. Within the MBS sector, the Portfolio continued to hold a significant weight in ARMs.
The Portfolio maintains modest exposure to the ABS and CMBS sectors, which contributed positively to performance as both sectors provided strong excess returns versus Treasuries. Within the ABS sector we continue to concentrate on non-prepayment sensitive sectors such as autos and credit cards.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE
                                GOVERNMENT BOND
PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX FOR THE PAST
                                   TEN YEARS.

                                            [LINE CHART]

                 Institutional          Investor A     Lehman Brothers Intermediate Government Index
                 -------------          ----------     ---------------------------------------------
03/31/1995          $ 10,000              $ 9,596                         $ 10,000
06/30/1995            10,423                9,995                           10,468
09/30/1995            10,582               10,139                           10,630
12/31/1995            10,891               10,435                           10,985
03/31/1996            10,833               10,358                           10,910
06/30/1996            10,898               10,408                           10,984
09/30/1996            11,092               10,580                           11,172
12/31/1996            11,371               10,833                           11,431
03/31/1997            11,368               10,818                           11,427
06/30/1997            11,686               11,108                           11,746
09/30/1997            11,988               11,381                           12,047
12/31/1997            12,250               11,616                           12,314
03/31/1998            12,432               11,775                           12,499
06/30/1998            12,671               11,988                           12,730
09/30/1998            13,166               12,442                           13,323
12/31/1998            13,182               12,443                           13,356
03/31/1999            13,205               12,449                           13,320
06/30/1999            13,135               12,369                           13,295
09/30/1999            13,265               12,476                           13,429
12/31/1999            13,292               12,500                           13,423
03/31/2000            13,508               12,676                           13,643
06/30/2000            13,741               12,892                           13,891
09/30/2000            14,133               13,244                           14,263
12/31/2000            14,654               13,716                           14,829
03/31/2001            15,123               14,139                           15,274
06/30/2001            15,186               14,194                           15,338
09/30/2001            15,955               14,909                           16,099
12/31/2001            15,937               14,861                           16,077
03/31/2002            15,925               14,832                           16,035
06/30/2002            16,495               15,344                           16,655
09/30/2002            17,228               16,006                           17,457
12/31/2002            17,381               16,129                           17,627
03/31/2003            17,534               16,267                           17,791
06/30/2003            17,851               16,525                           18,091
09/30/2003            17,761               16,423                           18,067
12/31/2003            17,718               16,379                           18,030
03/31/2004            18,061               16,677                           18,428
06/30/2004            17,705               16,329                           18,003
09/30/2004            18,118               16,676                           18,410
12/31/2004            18,188               16,723                           18,450
03/31/2005            18,083               16,626                           18,325

                        FOR PERIOD ENDING MARCH 31, 2005

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     Institutional Class                       0.12%         4.33%        6.01%        6.10%
     Service Class                            (0.18)%        4.02%        5.67%        5.78%
     Investor A Class (Load Adjusted)         (4.27)%        2.47%        4.71%        5.22%
     Investor A Class (NAV)                   (0.30)%        3.88%        5.58%        5.65%
     Investor B Class (Load Adjusted)         (5.40)%        1.97%        4.40%        4.96%
     Investor B Class (NAV)                   (1.05)%        3.08%        4.74%        4.96%
     Investor C Class (Load Adjusted)         (2.02)%        3.11%        4.76%        4.97%
     Investor C Class (NAV)                   (1.05)%        3.11%        4.76%        4.97%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A
SHARES, 5 /11/92; SERVICE SHARES, 7/29/93; INVESTOR C SHARES, 10/8/96; AND
INVESTOR B SHARES,    10 /11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE
28 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING
IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

6

                    INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          99.7%
AA             0.3
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
U.S. Government & Agency Obligations    63.2%
Mortgage Pass-Throughs                    20.2
Commercial Mortgage Backed Securities      7.4
Multiple Class Mortgage Pass-Throughs      3.3
Asset Backed Securities                    2.9
Corporate Bonds                            1.9
Taxable Municipal Bonds                    0.8
Project Loans                              0.3
                                        ------
     Total                              100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       4.12
Effective Duration2            2.8

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                     998.00          996.50          997.00          992.30          992.30
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       2.98            4.47            4.97            8.67            8.67

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,021.98        1,020.47        1,019.97        1,016.19        1,016.19
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       3.02            4.53            5.03            8.81            8.81

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.60%, 0.90%, 1.00%, 1.75%, and 1.75% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               7

                          INTERMEDIATE BOND PORTFOLIO

Total Net Assets (3/31/05): $894.8 million

Performance Benchmark

     Lehman Brothers Intermediate Government/Credit Index

Investment Approach
     Seeks to maximize total return, consistent with income generation and prudent investment management by investing primarily in bonds that allow it to maintain an average portfolio duration that is within +/- 20% of the Lehman
Brothers Intermediate Government/Credit Index.  The Portfolio normally invests at least 80% of its assets in bonds and only buys securities rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality. The portfolio management team selects bonds from several categories including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), asset-backed securities and corporate bonds.  Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.  The Portfolio's dollar-weighted average maturity will be between 3 and
10 years.

Recent Portfolio Management Activity
     o  The BlackRock, Institutional, Service and Investor A share classes of the Portfolio outperformed the benchmark while the Investor B and C share classes underperformed the benchmark for the semi-annual period.
     o  During the semi-annual period, yields trended higher as the Federal
Reserve continued toward the "normalization" of short-term rates.  The Federal
Open Market Committee increased the Federal Funds target rate 4 times during the period, in 25 basis point increments, for a total of 100 basis points.  At the end of the period, the Federal Funds target rate was at 2.75%.  The Federal
Reserve indicated concern about pricing pressures as the "pause" and "neutral"
language was largely removed from dialogue.  The spike upward in oil prices was one of a number of signs of building inflation, an issue that replaced employment as the market's primary focal point during the latter half of the period.  By the end of the period, the yield of the 10-Year Treasury had risen by 0.36%.

     o  In the first half of the semi-annual period, corporate bond performance was driven both by positive fundamentals and strong technicals. Additionally, expected turbulence from the elections never materialized and volatility dropped steadily during November and December.  Fundamentals remained strong as corporate earnings grew given the robust macroeconomic climate.

     o  In the first half of the semi-annual period, the Portfolio benefited from its yield curve flattening position.  The Portfolio was significantly underweight in corporates on a duration basis relative to the benchmark which detracted from performance as the corporate sector returned 0.86% over duration-adjusted Treasuries.  Within corporate sector distributions, underweights were focused in brokers, sovereign, auto and utility names while favoring finance and cable/media.  Additional relative underweights were in
Treasuries and agency securities, with the agency sector returning 0.42% over duration-adjusted Treasuries.  The Portfolio maintained a beneficial overweight in asset-backed securities, concentrated in credit card and auto issues.
Asset-backed securities returned 0.31% over duration-adjusted Treasuries for the period. The Portfolio also had a significant weighting in adjustable rate mortgages.

     o  During the second half of the semi-annual period, interest rates backed up and swap spreads widened.  The backdrop of increased interest rate volatility and General Motors' dramatic reduction of its 2005 earnings forecast convinced the market to charge a higher risk premium for credit.  March posted
-0.86% of excess return for the Lehman Credit Index, the worst month since July
2002.

     o  For the second half of the semi-annual period, the Portfolio was short duration versus the benchmark with an underweight of intermediate maturities along the yield curve.  The Portfolio's yield curve steepening bias was a slight detractor from returns as the yield curve flattened during the period.
We maintained a significant underweight in corporates on a duration-adjusted basis which benefited the Portfolio as corporates returned -0.55% over duration-adjusted Treasuries.  Within the corporates sector, the Portfolio exhibited a bias towards financials and higher credit quality names.  The
Portfolio was relatively underweight to its benchmark in Treasuries and agency securities.  The Portfolio benefited from its relative overweight position in commercial mortgage-backed securities and asset-backed securities with these sectors returning 0.15% and 0.09%, respectively, over duration-adjusted
Treasuries.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND
                                 PORTFOLIO AND
THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX FOR THE PAST TEN
                                    YEARS.

                                                [LINE CHART]

                 Institutional          Investor A     Lehman Brothers Intermediate Government/Credit Index
                 -------------          ----------     ----------------------------------------------------
03/31/1995          $ 10,000              $ 9,600                            $ 10,000
06/30/1995            10,452               10,027                              10,500
09/30/1995            10,647               10,197                              10,673
12/31/1995            11,002               10,527                              11,047
03/31/1996            10,917               10,443                              10,956
06/30/1996            10,997               10,508                              11,024
09/30/1996            11,191               10,680                              11,220
12/31/1996            11,476               10,939                              11,495
03/31/1997            11,470               10,921                              11,482
06/30/1997            11,810               11,232                              11,821
09/30/1997            12,131               11,523                              12,140
12/31/1997            12,349               11,717                              12,400
03/31/1998            12,545               11,888                              12,592
06/30/1998            12,768               12,086                              12,829
09/30/1998            13,199               12,479                              13,405
12/31/1998            13,224               12,488                              13,443
03/31/1999            13,296               12,542                              13,419
06/30/1999            13,240               12,474                              13,366
09/30/1999            13,344               12,557                              13,489
12/31/1999            13,354               12,552                              13,496
03/31/2000            13,582               12,737                              13,699
06/30/2000            13,828               12,953                              13,930
09/30/2000            14,263               13,360                              14,331
12/31/2000            14,787               13,835                              14,861
03/31/2001            15,292               14,291                              15,365
06/30/2001            15,381               14,342                              15,468
09/30/2001            16,149               15,041                              16,180
12/31/2001            16,101               14,994                              16,193
03/31/2002            16,142               15,016                              16,157
06/30/2002            16,651               15,471                              16,732
09/30/2002            17,394               16,142                              17,490
12/31/2002            17,722               16,433                              17,786
03/31/2003            18,019               16,693                              18,054
06/30/2003            18,536               17,141                              18,545
09/30/2003            18,507               17,116                              18,542
12/31/2003            18,495               17,107                              18,553
03/31/2004            18,918               17,465                              19,012
06/30/2004            18,484               17,050                              18,532
09/30/2004            18,983               17,497                              19,033
12/31/2004            19,070               17,566                              19,117
03/31/2005            18,944               17,438                              18,950

                        FOR PERIOD ENDING MARCH 31, 2005

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     BlackRock Class                           0.18%         5.64%        7.04%        6.71%
     Institutional Class                       0.13%         5.48%        6.88%        6.60%
     Service Class                            (0.24)%        5.17%        6.57%        6.28%
     Investor A Class (Load Adjusted)         (4.12)%        3.69%        5.63%        5.72%
     Investor A Class (NAV)                   (0.16)%        5.11%        6.48%        6.15%
     Investor B Class (Load Adjusted)         (5.24)%        3.25%        5.34%        5.59%
     Investor B Class (NAV)                   (0.90)%        4.33%        5.67%        5.59%
     Investor C Class (Load Adjusted)         (1.87)%        4.32%        5.69%        5.59%
     Investor C Class (NAV)                   (0.90)%        4.32%        5.69%        5.59%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/17/93; SERVICE SHARES, 9
/23/93; INVESTOR A SHARES, 5 /20/94; INVESTOR B SHARES, 2 /5/98; BLACKROCK
SHARES, 5/1/98 AND INVESTOR C SHARES, 10/16/98. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 28 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

8

                          INTERMEDIATE BOND PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          67.1%
AA            15.6
A              6.7
BBB           10.3
\qBBB          0.3
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
Corporate Bonds                         39.3%
U.S. Government & Agency Obligations      33.7
Commercial Mortgage Backed Securities     14.0
Asset Backed Securities                    8.3
Mortgage Pass-Throughs                     2.5
Taxable Municipal Bonds                    1.3
Certificate of Deposit                     0.5
Project Loans                              0.2
Multiple Class Mortgage Pass-Throughs      0.2
                                        ------
     Total                              100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       4.19
Effective Duration2            3.1

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                  998.70          997.90          996.60          996.60          992.90          993.90
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    2.24            2.98            4.27            4.27            7.98            7.98

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,022.73        1,021.98        1,020.67        1,020.67        1,016.89        1,016.89
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    2.27            3.02            4.33            4.33            8.11            8.11

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.45%, 0.60%, 0.86%, 0.86%, 1.61%, and 1.61% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                               9

                       INTERMEDIATE PLUS BOND PORTFOLIO

Total Net Assets (3/31/05): $21.9 million

Performance Benchmark
     Lehman Brothers Intermediate Aggregate Index

Investment Approach
     Seeks to maximize total return, consistent with income generation and prudent investment management, by investing primarily in bonds that allow it to maintain an average portfolio duration that is within +/- 20% of the duration of the Lehman Brothers Intermediate Aggregate Index.  The Portfolio invests primarily in dollar-denominated investment grade bonds, but may invest up to
20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers.  The Portfolio's investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.  The portfolio management team selects bonds from several categories including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), asset-backed securities and corporate bonds.  Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.  The Portfolio's dollar-weighted average maturity will be between 3 and 10 years.

Recent Portfolio Management Activity
     o  In late January, the Portfolio changed its benchmark to the Lehman
Brothers Intermediate Aggregate Index.  The new benchmark more adequately reflects the universe of securities in which the Portfolio will invest.

     o  The BlackRock, Institutional and Service share classes of the Portfolio outperformed the Lehman Brothers Intermediate Government/Credit Index; the
Portfolio's former benchmark, while the Investor A, B and C share classes underperformed this benchmark for the semi-annual period.  The Service share class of the Portfolio outperformed the Lehman Brothers Intermediate Aggregate
Index; the Portfolio's current benchmark, while the BlackRock, Institutional,
Investor A, B and C share classes underperformed this benchmark for the semi-annual period.

     o  During the semi-annual period, yields trended higher as the Federal
Reserve continued toward the "normalization" of short-term rates.  The Federal
Open Market Committee increased the Federal Funds target rate 4 times during the period, in 25 basis point increments, for a total of 100 basis points.  At the end of the period, the Federal Funds target rate was at 2.75%.  The Federal
Reserve indicated concern about pricing pressures as the "pause" and "neutral"
language was largely removed from dialogue.  The spike upward in oil prices was one of a number of signs of building inflation, an issue that replaced employment as the market's primary focal point during the latter half of the period.  By the end of the period, the yield of the 10-Year Treasury had risen by 0.36%.

     o  In the first half of the semi-annual period, corporate bond performance was driven both by positive fundamentals and strong technicals. Additionally, expected turbulence from the elections never materialized and volatility dropped steadily during November and December.  Fundamentals remained strong as corporate earnings grew given the robust macroeconomic climate.

     o  During the first half of the semi-annual period, the Portfolio benefited from its non-dollar, high yield and emerging markets exposure.  The high yield and emerging markets sectors returned 4.31% and 4.55%, respectively, over duration-adjusted Treasuries for the period.  The Portfolio also benefited from its yield curve flattening bias.

     o  During the second half of the semi-annual period, interest rates rose and swap spreads widened.  The backdrop of increased interest rate volatility and General Motors' dramatic reduction of its 2005 earnings forecast convinced the market to charge a higher risk premium for credit.  March posted -86 basis points of excess return for the Lehman Credit Index, the worst month since July
2002.
     o  During the first quarter of 2005, the Portfolio was short duration versus its benchmark with an underweight of intermediate maturities along the curve.  While the Portfolio benefited from its shorter duration position, its yield curve steepening bias slightly detracted from returns during the period.
Non-dollar exposure was a positive contributor to performance while the
Portfolio's small allocation to the high yield sector detracted from returns as high yield returned -0.94% over duration-adjusted Treasuries.  The Portfolio maintained a significant underweight in corporates on a duration-adjusted basis which benefited performance as corporates returned -0.55% over duration-adjusted Treasuries.  Within the corporate sector, the Portfolio exhibited a bias towards financials and higher credit quality names.  The
Portfolio's relative overweight in the commercial mortgage-backed securities and asset-backed securities sectors were beneficial to performance with each sector returning 0.15% and 0.09%, respectively, over duration-adjusted
Treasuries. Emerging markets holdings were focused in Colombia, Argentina and
Russia, while the non-dollar allocation had a focus on New Zealand bonds.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE PLUS
                                      BOND
PORTFOLIO, THE LEHMAN BROTHERS INTERMEDIATE AGGREGATE INDEX AND THE LEHMAN
                                    BROTHERS
              INTERMEDIATE GOVERNMENT/CREDIT INDEX FROM INCEPTION.

                                  [LINE CHART]
                                                                                      Lehman Brothers Intermediate
            Institutional  Investor A  Lehman Brothers Intermediate Aggregate Index     Government/Credit Index
            -------------  ----------  --------------------------------------------   ----------------------------
08/18/2004     $ 10,000      $ 9,597                     $ 10,000                               $ 10,000
09/30/2004       10,060        9,655                       10,064                                 10,063
12/31/2004       10,133        9,673                       10,142                                 10,107
03/31/2005       10,072        9,595                       10,085                                 10,019

                        FOR PERIOD ENDING MARCH 31, 2005

               Average Annual Total Return
                                           From Inception
                                          ---------------
     BlackRock Class                            0.70%
     Institutional Class                        0.73%
     Service Class                              4.09%
     Investor A Class (Load Adjusted)          (4.05)%
     Investor A Class (NAV)                    (0.02)%
     Investor B Class (Load Adjusted)          (4.60)%
     Investor B Class (NAV)                    (0.11)%
     Investor C Class (Load Adjusted)          (1.11)%
     Investor C Class (NAV)                    (0.11)%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON
8/18/04. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 28 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

10

                       INTERMEDIATE PLUS BOND PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          82.0%
AA             6.9
A              3.4
BBB            4.8
\qBBB          2.9
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
Mortgage Pass-Through                   25.0%
Corporate Bonds                           22.9
U.S. Government & Agency Obligations      21.9
Commercial Mortgage Backed Securities     17.0
Asset Backed Securities                    7.6
Multiple Class Mortgage Pass-Throughs      2.3
Foreign Bonds                              2.2
Taxable Municipal Bonds                    0.9
Preferred Stocks                           0.2
                                        ------
     Total                              100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       4.52
Effective Duration2            2.9

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,001.30        1,001.20        1,036.80          993.80          992.90          992.90
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    1.99            2.74            4.05            3.97            7.68            7.68

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,022.99        1,022.23        1,020.97        1,020.97        1,017.20        1,017.20
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    2.01            2.77            4.03            4.03            7.80            7.80

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.40%, 0.55%, 0.80%, 0.80%, 1.55%, and 1.55% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the period the fund was open during the one-half year period).

                                                                              11

                       CORE BOND TOTAL RETURN PORTFOLIO

Total Net Assets (3/31/05): $2.5 billion

Performance Benchmark

     Lehman Brothers U.S. Aggregate Index
Investment Approach

     Seeks to realize a total return that exceeds that of the Lehman Brothers
U.S. Aggregate Index by investing at least 80% of its assets in bonds that allow it to maintain an average portfolio duration that is within +/- 20% of the duration of the benchmark.  The Portfolio management team selects bonds from several categories including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), asset-backed securities and corporate bonds.  The
Portfolio may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States.  The Portfolio's investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.
Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.

Recent Portfolio Management Activity
     o  The BlackRock, Institutional, Service and Investor A share classes of the Portfolio outperformed the benchmark while the other share classes underperformed the benchmark for the semi-annual period.

     o  During the semi-annual period, yields trended higher as the Federal
Reserve continued toward the "normalization" of short-term rates.  The Federal
Open Market Committee increased the Federal Funds target rate 4 times during the period, in 25 basis point increments, for a total of 100 basis points.  At the end of the period, the Federal Funds target rate was at 2.75%.  The Federal
Reserve indicated concern about pricing pressures as the "pause" and "neutral"
language was largely removed from dialogue.  The spike upward in oil prices was one of a number of signs of building inflation, an issue that replaced employment as the market's primary focal point during the latter half of the period.  By the end of the period, the yield of the 10-Year Treasury had risen by 0.36%.

     o  In the first half of the semi-annual period, the major domestic spread sectors - agencies, corporates, asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and mortgage-backed securities ("MBS")
-continued their winning ways, posting excess returns over duration-weighted
Treasuries for each month in the quarter.  Agency spreads tightened versus both swaps and Treasuries despite continued negative headlines and the Lehman MBS
Index outperformed Treasuries by 84 basis points during the fourth quarter of
2004.  Corporate bond performance during the quarter was driven both by positive fundamentals and strong technicals with volatility dropping steadily during November and December.

     o  The Portfolio's yield curve flattening bias and short duration positioning relative to its benchmark contributed positively to performance during the first half of the semi-annual period. The Portfolio suffered from its underweight in the corporate and mortgage sectors, which returned 0.86% and
0.84%, respectively, over duration-adjusted Treasuries.  The Portfolio had a concentrated underweight in 30-year versus 15-year maturities in mortgages and exhibited a high quality bias with a strong underweight in BBB-rated issues in the corporate sector.

     o  During the second half of the semi-annual period, Agency spreads tightened versus both swaps and Treasuries, despite negative headlines and
Congressional hearings.  The Lehman MBS Index outperformed Treasuries by a modest 5 basis points with option adjusted spreads widening over the quarter as fixed rate mortgages failed to rally in line with the drop in volatility.  In the corporate sector, interest rates backed up and swap spreads widened.  March posted -86 basis points of excess return for the Lehman Credit Index, the worst month since July 2002.

     o  During the second half of the semi-annual period, the Portfolio benefited from its yield curve flattening bias as well as its short duration positioning relative to its benchmark. The Portfolio was significantly underweight MBS relative to the benchmark, which detracted from performance as the mortgage sector returned 0.05% over duration-adjusted Treasuries.  Within the mortgage sector, the Portfolio had a concentrated relative underweight in
30-year versus 15-year maturities. In the corporate sector, the Portfolio benefited from its underweight on a duration basis as the sector returned
-0.55% over duration-adjusted Treasuries.  In the corporate sector, the
Portfolio exhibited a high quality bias with a strong underweight to BBB-rated issues.  The Portfolio also benefited from its relative overweight in the CMBS and ABS sectors, which returned 0.15% and 0.09%, respectively, over duration-adjusted Treasuries.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CORE BOND TOTAL
                                RETURN PORTFOLIO
      AND THE LEHMAN BROTHERS U.S. AGGREGATE INDEX FOR THE PAST TEN YEARS.

                                        [LINE CHART]

                 Institutional          Investor A     Lehman Brothers U.S. Aggregate Index
                 -------------          ----------     ------------------------------------
03/31/1995          $ 10,000              $ 9,604                    $ 10,000
06/30/1995            10,587               10,168                      10,609
09/30/1995            10,797               10,369                      10,818
12/31/1995            11,272               10,826                      11,279
03/31/1996            11,006               10,559                      11,078
06/30/1996            11,072               10,609                      11,141
09/30/1996            11,293               10,809                      11,346
12/31/1996            11,679               11,166                      11,686
03/31/1997            11,647               11,122                      11,621
06/30/1997            12,036               11,480                      12,050
09/30/1997            12,426               11,838                      12,451
12/31/1997            12,733               12,116                      12,818
03/31/1998            12,939               12,298                      13,016
06/30/1998            13,246               12,575                      13,320
09/30/1998            13,739               13,027                      13,883
12/31/1998            13,772               13,043                      13,930
03/31/1999            13,753               13,009                      13,859
06/30/1999            13,618               12,866                      13,737
09/30/1999            13,717               12,944                      13,831
12/31/1999            13,687               12,901                      13,814
03/31/2000            14,030               13,209                      14,119
06/30/2000            14,271               13,406                      14,365
09/30/2000            14,717               13,823                      14,798
12/31/2000            15,361               14,411                      15,420
03/31/2001            15,819               14,840                      15,888
06/30/2001            15,838               14,839                      15,978
09/30/2001            16,636               15,569                      16,714
12/31/2001            16,620               15,535                      16,722
03/31/2002            16,627               15,523                      16,738
06/30/2002            17,231               16,068                      17,356
09/30/2002            17,861               16,619                      18,151
12/31/2002            18,229               16,964                      18,437
03/31/2003            18,515               17,198                      18,694
06/30/2003            19,007               17,640                      19,161
09/30/2003            18,966               17,603                      19,133
12/31/2003            19,014               17,614                      19,194
03/31/2004            19,448               18,001                      19,704
06/30/2004            19,086               17,650                      19,222
09/30/2004            19,664               18,190                      19,837
12/31/2004            19,875               18,354                      20,026
03/31/2005            19,830               18,320                      19,930

                        FOR PERIOD ENDING MARCH 31, 2005

                                 Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     BlackRock Class                           2.11%         6.27%        7.36%        7.23%
     Institutional Class                       1.96%         6.05%        7.17%        7.09%
     Service Class                             1.69%         5.74%        6.85%        6.80%
     Investor A Class (Load Adjusted)         (2.32)%        4.24%        5.90%        6.24%
     Investor A Class (NAV)                    1.77%         5.68%        6.76%        6.67%
     Investor B Class (Load Adjusted)         (3.52)%        3.78%        5.63%        5.94%
     Investor B Class (NAV)                    0.91%         4.85%        5.95%        5.94%
     Investor C Class (Load Adjusted)         (0.08)%        4.89%        5.97%        5.95%
     Investor C Class (NAV)                    0.91%         4.89%        5.97%        5.95%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 12 /9 /92; SERVICE SHARES,
1 /12/96; INVESTOR A SHARES, 1 /31/96; INVESTOR B SHARES, 3 /18/96; INVESTOR C
SHARES,
2 /28/97; AND BLACKROCK SHARES, 5 /1/97. SEE "NOTE ON PERFORMANCE INFORMATION"
ON PAGE 28 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED,
INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

12

                       CORE BOND TOTAL RETURN PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          82.6%
AA             9.2
A              3.0
BBB            4.8
\qBBB          0.4
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
U.S. Government & Agency Obligations    31.3%
Corporate Bonds                           23.3
Mortgage Pass-Throughs                    20.4
Commercial Mortgage Backed Securities     11.4
Asset Backed Securities                    7.8
Multiple Class Mortgage Pass-Throughs      3.3
Foreign Bonds                              1.8
Certificate of Deposit                     0.4
Taxable Municipal Bonds                    0.3
                                        ------
     Total                              100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       6.70
Effective Duration2            3.7

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,009.20        1,008.50        1,007.20        1,007.20        1,002.30        1,003.40
Expenses Incurred
During Period
(10/01/04 - 3/31/05)          2.00            2.75            4.04            4.04            7.77            7.77

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,022.99        1,022.23        1,020.92        1,020.92        1,017.15        1,017.15
Expenses Incurred
During Period
(10/01/04 - 3/31/05)          2.01            2.77            4.08            4.08            7.85            7.85

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.40%, 0.55%, 0.81%, 0.81%, 1.56%, and 1.56% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                              13

                       CORE PLUS TOTAL RETURN PORTFOLIO

Total Net Assets (3/31/05):  $371.2 million

Performance Benchmark
     Lehman Brothers U.S. Aggregate Index

Investment Approach

     Seeks to realize a total return that exceeds that of the Lehman Brothers
U.S. Aggregate Index by normally investing at least 80% of its assets in bonds that allow it to maintain an average portfolio duration that is within +/- 20%
of the duration of the benchmark.  The portfolio management team invests primarily in dollar-denominated investment grade bonds but may invest up to 20%
of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers.
The Portfolio's investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.  The portfolio management team selects bonds from several categories including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations
("CMOs"), asset-backed securities and corporate bonds.  Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.

Recent Portfolio Management Activity
     o  The BlackRock, Institutional, Service and Investor A share classes of the Portfolio outperformed the benchmark while the other share classes underperformed the benchmark for the semi-annual period.

     o  During the semi-annual period, yields trended higher as the Federal
Reserve continued toward the "normalization" of short-term rates.  The Federal
Open Market Committee increased the Federal Funds target rate 4 times during the period, in 25 basis point increments, for a total of 100 basis points.  At the end of the period, the Federal Funds target rate was at 2.75%.  The Federal
Reserve indicated concern about pricing pressures as the "pause" and "neutral"
language was largely removed from dialogue.  The spike upward in oil prices was one of a number of signs of building inflation, an issue that replaced employment as the market's primary focal point during the latter half of the period.  By the end of the period, the yield of the 10-Year Treasury had risen by 0.36%.

     o  In the first half of the semi-annual period, the major domestic spread sectors - agencies, corporates, asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and mortgage-backed securities ("MBS")
-continued their winning ways, posting excess returns over duration-weighted
Treasuries for each month in the quarter.  Agency spreads tightened versus both swaps and Treasuries despite continued negative headlines and the Lehman MBS index outperformed Treasuries by 84 basis points during the fourth quarter.
Corporate bond performance during the quarter was driven both by positive fundamentals and strong technicals with volatility dropping steadily during
November and December.
     o  During the first half of the semi-annual period, the Portfolio benefited from its yield curve flattening bias.  The Portfolio also benefited from its non-dollar exposure, high yield allocation and emerging market exposure as the high yield and emerging market sectors returned 4.31% and
4.55%, respectively, over duration-adjusted Treasuries. The Portfolio was underweight MBS relative to its benchmark, with an underweight in 30-year maturity securities versus 15-year maturities. The Portfolio was also underweight in the corporate sector, and exhibited a high quality bias with a strong underweight in BBB-rated issues. The Portfolio's underweight to corporates and mortgages detracted from performance during the period as corporates and mortgages returned 0.86% and 0.84%, respectively, over duration-adjusted Treasuries.

     o  During the second half of the semi-annual period, agency spreads tightened versus both swaps and Treasuries, despite negative headlines and
Congressional hearings.  The Lehman MBS Index outperformed Treasuries by a modest 5 basis points with option adjusted spreads widening over the quarter as fixed rate mortgages failed to rally in line with the drop in volatility.  In the corporate sector, interest rates backed up and swap spreads widened.  March posted -86 basis points of excess return for the Lehman Credit Index, the worst month since July 2002.

     o  During the first quarter of 2005, the Portfolio benefited from its yield curve flattening bias as well as its short duration positioning relative to its benchmark. Non-dollar exposure and the Portfolio's allocation to the high yield sector detracted from performance with the high yield sector returning -0.94% over duration-adjusted Treasuries. The Portfolio was underweight MBS relative to its benchmark, with an underweight in 30-year maturity securities versus 15-year maturities. The Portfolio was also underweight in the corporate sector and exhibited a high quality bias with a relative underweight to BBB-rated issues. The Portfolio's underweight to corporates benefited the Portfolio while the underweight to mortgages detracted from performance as the sectors returned -0.55% and 0.05%, respectively, over duration-adjusted Treasuries. High yield exposure in the Portfolio was focused on higher quality issues while emerging markets holdings were based in Russia and Colombia.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CORE PLUS TOTAL
                                RETURN PORTFOLIO
          AND THE LEHMAN BROTHERS U.S. AGGREGATE INDEX FROM INCEPTION.

                                        [LINE CHART]

                 Institutional          Investor A     Lehman Brothers U.S. Aggregate Index
                 -------------          ----------     ------------------------------------
12/07/2001          $ 10,000              $ 9,597                    $ 10,000
12/31/2001            10,098                9,691                      10,086
03/31/2002            10,061                9,648                      10,095
06/30/2002            10,358                9,921                      10,468
09/30/2002            10,721               10,257                      10,948
12/31/2002            10,992               10,507                      11,120
03/31/2003            11,143               10,642                      11,275
06/30/2003            11,489               10,963                      11,557
09/30/2003            11,455               10,921                      11,540
12/31/2003            11,492               10,957                      11,576
03/31/2004            11,705               11,172                      11,884
06/30/2004            11,434               10,937                      11,594
09/30/2004            11,788               11,276                      11,964
12/31/2004            11,880               11,400                      12,079
03/31/2005            11,892               11,359                      12,021

                        FOR PERIOD ENDING MARCH 31, 2005

                             Average Annual Total Return
                                             1 Year        3 Year      From Inception
                                          ------------   ----------   ---------------
     BlackRock Class                           2.02%         6.05%          5.71%
     Institutional Class                       1.60%         5.73%          5.37%
     Service Class                             1.68%         5.82%          5.50%
     Investor A Class (Load Adjusted)         (2.37)%        4.18%          3.92%
     Investor A Class (NAV)                    1.68%         5.59%          5.22%
     Investor B Class (Load Adjusted)         (3.53)%        3.74%          3.68%
     Investor B Class (NAV)                    0.91%         4.81%          4.51%
     Investor C Class (Load Adjusted)          0.03%         4.78%          4.48%
     Investor C Class (NAV)                    1.02%         4.78%          4.48%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON
12/7/01. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 28 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

14

                       CORE PLUS TOTAL RETURN PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          82.8%
AA             7.4
A              3.1
BBB            5.2
\qBBB          1.5
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
U.S. Government & Agency Obligations    35.3%
Corporate Bonds                           22.2
Mortgage Pass-Throughs                    17.1
Commercial Mortgage Backed Securities     10.6
Asset Backed Securities                    6.7
Multiple Class Mortgage Pass-Through       5.5
Foreign Bonds                              2.0
Certificate of Deposit                     0.3
Taxable Municipal Bonds                    0.2
Preferred Stocks                           0.1
                                        ------
     Total                              100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       6.22
Effective Duration2            3.7

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,009.50        1,008.80        1,007.40        1,007.40        1,004.60        1,003.70
Expenses Incurred
During Period
(10/01/04 - 3/31/05)          2.00            2.75            3.99            3.89            7.78            7.42

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,022.99        1,022.23        1,020.97        1,021.07        1,017.15        1,017.50
Expenses Incurred
During Period
(10/01/04 - 3/31/05)          2.01            2.77            4.03            3.93            7.85            7.50

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.40%, 0.55%, 0.80%, 0.78%, 1.56%, and 1.49% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                              15

                          GOVERNMENT INCOME PORTFOLIO

Total Net Assets (3/31/05): $449.5 million

Performance Benchmark

     Lehman Brothers Mortgage/Merrill Lynch 10-Year Treasury Index

Investment Approach
     Seeks to maximize total return, consistent with income generation and prudent investment management, by investing primarily in the highest rated government and agency bonds in the ten to fifteen year maturity range and in mortgages guaranteed by the U.S. Government or its agencies. Securities purchased for the Portfolio are rated in the highest rating category (AAA or
Aaa) at the time of purchase by at least one major rating agency or are determined by the management team to be of similar quality. The portfolio management team selects bonds from several categories including: U.S.
Treasuries and agency securities, commercial and residential mortgage-backed securities ("MBS"), collateralized mortgage obligations ("CMOs"), asset-backed securities and corporate bonds.  Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.

Recent Portfolio Management Activity
     o  The BlackRock and Service share classes outperformed the benchmark while the other share classes underperformed the benchmark for the semi-annual period.

     o  During the period, yields trended higher as the Federal Reserve continued toward the "normalization" of short-term rates.  The Federal Open
Market Committee increased the Federal Funds target rate 4 times during the period, in 25 basis point increments, for a total of 100 basis points.  At the end of the period, the Federal Funds target rate was at 2.75%.  The Federal
Reserve indicated concern about pricing pressures as the "pause" and "neutral"
language was largely removed from dialogue.  The spike upward in oil prices was one of a number of signs of building inflation, an issue that replaced employment as the market's primary focal point during the latter half of the period.  By the end of the period, the yield of the 10-Year Treasury had risen by 0.36%.

     o  During the first half of the period, MBS, as measured by the Lehman MBS
Index, outperformed duration-adjusted Treasuries by 84 basis points.  The
Lehman MBS Index benefited from the drop in both implied and actual volatility.
Powerful technicals continued to drive the very strong performance of the sector.  During the period, the Portfolio benefited from its allocation to agencies, which returned 42 basis points over duration-adjusted Treasuries.
However, the Portfolio suffered from its underweight to MBS as the group outperformed duration-adjusted Treasuries.  The Portfolio benefited from its short duration position relative to the benchmark as interest rates trended higher during the period.  Additionally, the Portfolio's bias toward lower coupon securities relative to the benchmark contributed to performance.

     o  During the second half of the period, MBS, as measured by the Lehman
MBS Index, outperformed Treasuries by a modest 5 basis points.  January was the only month of positive performance, buoyed by demand from domestic banks eager to utilize balance sheets at the start of the year 2005.  February and March were difficult months, as MBS gave back most of the 25 basis points of excess return earned in January.  The negative convexity of mortgages was evident during the period as interest rates rose on continued tightening of monetary policy and increased inflation concerns.  As a result of the increase in interest rates, many participants, particularly mortgage servicers, had to shed duration in the form of MBS.  During the period, the Portfolio benefited from its short duration position relative to the benchmark and its yield curve flattening bias.  Additionally, the Portfolio's bias towards 15-year issues relative to 30-year issues also contributed to performance relative to the benchmark.  The Portfolio's underweight to MBS slightly detracted from performance as MBS modestly outperformed duration-adjusted Treasuries.  At the end of the period, the Portfolio remained underweight to MBS versus its benchmark.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GOVERNMENT INCOME
                                 PORTFOLIO AND
THE LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH 10-YEAR TREASURY INDEX FOR THE PAST
                                   TEN YEARS.

                                        [LINE CHART]

                    Investor A     Lehman Brothers Mortgage/Merrill Lynch 10 Year Treasury In
                    ----------     ----------------------------------------------------------
03/31/1995            $ 9,548                               $ 10,000
06/30/1995             10,209                                 10,705
09/30/1995             10,396                                 10,897
12/31/1995             10,819                                 11,390
03/31/1996             10,603                                 11,125
06/30/1996             10,631                                 11,126
09/30/1996             10,857                                 11,332
12/31/1996             11,188                                 11,696
03/31/1997             11,162                                 11,576
06/30/1997             11,599                                 12,069
09/30/1997             11,995                                 12,495
12/31/1997             12,365                                 12,906
03/31/1998             12,562                                 13,100
06/30/1998             12,874                                 13,395
09/30/1998             13,331                                 14,188
12/31/1998             13,354                                 14,180
03/31/1999             13,241                                 14,020
06/30/1999             13,048                                 13,761
09/30/1999             13,144                                 13,851
12/31/1999             13,052                                 13,711
03/31/2000             13,333                                 14,082
06/30/2000             13,625                                 14,345
09/30/2000             14,114                                 14,723
12/31/2000             14,806                                 15,495
03/31/2001             15,227                                 15,851
06/30/2001             15,192                                 15,755
09/30/2001             16,251                                 16,647
12/31/2001             16,158                                 16,464
03/31/2002             16,148                                 16,381
06/30/2002             17,048                                 17,146
09/30/2002             18,130                                 18,325
12/31/2002             18,347                                 18,393
03/31/2003             18,534                                 18,585
06/30/2003             19,002                                 18,971
09/30/2003             18,917                                 18,854
12/31/2003             18,905                                 18,812
03/31/2004             19,506                                 19,427
06/30/2004             18,831                                 18,846
09/30/2004             19,549                                 19,566
12/31/2004             19,645                                 19,714
03/31/2005             19,531                                 19,580

                        FOR PERIOD ENDING MARCH 31, 2005

                                 Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     BlackRock Class                           0.52%         6.96%        8.19%        7.55%
     Service Class                             0.04%         6.51%        7.91%        7.41%
     Investor A Class (Load Adjusted)         (4.36)%        4.92%        6.94%        6.92%
     Investor A Class (NAV)                    0.13%         6.55%        7.93%        7.42%
     Investor B Class (Load Adjusted)         (4.97)%        4.74%        6.83%        6.63%
     Investor B Class (NAV)                   (0.62)%        5.79%        7.13%        6.63%
     Investor C Class (Load Adjusted)         (1.59)%        5.76%        7.10%        6.61%
     Investor C Class (NAV)                   (0.62)%        5.76%        7.10%        6.61%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 10/3 /94; INVESTOR B SHARES,
10/3/94; INVESTOR C SHARES, 2 /28/97; BLACKROCK SHARES, 2/10/03; AND SERVICE
SHARES, 10/
27/04. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 28 FOR FURTHER INFORMATION
ON HOW PERFORMANCE DATA WAS CALCULATED. THE PERFORMANCE SHOWN IN THE LINE GRAPH
IS THAT OF INVESTOR A SHARES OF THE PORTFOLIO. EXCLUDING THE EFFECTS OF SALES
CHARGES, THE ACTUAL PERFORMANCE OF INVESTOR B AND INVESTOR C SHARES IS LOWER
THAN THE PERFORMANCE OF INVESTOR A SHARES BECAUSE INVESTOR B AND INVESTOR C
SHARES HAVE HIGHER EXPENSES THAN INVESTOR A SHARES. PURCHASES OF INVESTOR A
SHARES GENERALLY PAY A FRONT-END SALES CHARGE, WHILE PURCHASERS OF INVESTOR B
AND INVESTOR C SHARES MAY PAY A CONTINGENT DEFERRED SALES CHARGE (DEPENDING ON
HOW LONG THEY HOLD THEIR SHARES) WHEN THEY SELL THEIR SHARES.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

16

                          GOVERNMENT INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          99.8%
Unrated        0.2
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
U.S. Government & Agency Obligations    49.8%
Mortgage Pass-Throughs                    49.0
Commercial Mortgage Backed Securities      0.7
Asset Backed Securities                    0.4
Multiple Class Mortgage Pass-Throughs      0.1
                                        ------
     Total                              100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       7.41
Effective Duration2            4.7

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                           BlackRock        Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,001.10          993.60          999.10          995.30          995.30
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       2.24            3.59            4.27            7.99            7.99

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                           BlackRock        Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,022.73        1,021.36        1,020.67        1,016.89        1,016.89
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       2.27            3.64            4.33            8.11            8.11

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.45%, 0.85%, 0.86%, 1.61%, and 1.61% for the BlackRock, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              17

                      INFLATION PROTECTED BOND PORTFOLIO

Total Net Assets (3/31/05): $35.7 million

Performance Benchmark

     Lehman Global Real: U.S. TIPS Index

Investment Approach
     Seeks to maximize real return, consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and
U.S. and non-U.S. corporations and maintains an average portfolio duration that is within +/- 20% of the Lehman Global Real: U.S. TIPS Index.  The Portfolio
may invest up to 20% of its assets in non-investment grade bonds or securities of emerging market issuers. The Portfolio may also invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The management team may also purchase U.S. Treasury and agency securities, commercial and residential mortgage backed securities, collateralized mortgage obligations (CMOs), asset-backed securities and corporate bonds. Securities are purchased for the Portfolio when the management team believes that they have the potential for above-average real return.

Recent Portfolio Management Activity
     o  The BlackRock, Institutional, Service and Investor A share classes outperformed the benchmark for the semi-annual period.  The Investor B and C share classes underperformed the benchmark for the semi-annual period.

     o  During the period, yields trended higher as the Federal Reserve continued toward the "normalization" of short-term rates.  The Federal Open
Market Committee increased the Federal Funds target rate 4 times during the period, in 25 basis point increments, for a total of 100 basis points.  At the end of the period, the Federal Funds target rate was at 2.75%.  The Federal
Reserve indicated concern about pricing pressures as the "pause" and "neutral"
language was largely removed from dialogue.  The spike upward in oil prices was one of a number of signs of building inflation, an issue that replaced employment as the market's primary focal point during the latter half of the period.  By the end of the period, the yield of the 10-Year Treasury had risen by 0.36%.

     o  Treasury inflation protected securities (TIPS) outperformed the nominal market during the first half of the period.  The October Consumer Price Index was strong due to a spike in oil.  Despite a subsequent drop in commodity prices during the quarter, TIPS continued to find support due to weakness in the U.S. dollar.  Ten-year and 30-year breakevens closed the quarter at 2.58%
and 2.97%, respectively. To cover a growing budget deficit, the Treasury increased TIPS issuance to an all-time high in 2004.  The main contributors to out performance relative to the benchmark were the Portfolio's short duration position and yield curve flattening bias.  The Portfolio had an overweight on the long end of the yield curve relative to the benchmark.

     o  During the second half of the period, TIPS continued to outperform the nominal market.  Commodity prices, led by oil, continued their rise, causing the market to ratchet-up inflation expectations.  Dollar weakness early in the quarter contributed to inflation concerns. Ten-year and 30-year breakevens closed at 2.71% and 2.95%, respectively.  Late in the period, some of these trends began to reverse with commodities off of their highs and a rebound in the US dollar.  During the period, the Portfolio continued to benefit from its short duration position relative to the benchmark and yield curve flattening bias.  The Portfolio established a number of small positions in sectors outside of U.S. TIPS. The Portfolio added exposure to Swedish and Canadian inflation linked securities, adjustable rate mortgages, commercial-backed mortgages and
non-U.S. securities.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INFLATION
PROTECTED BOND PORTFOLIO AND THE LEHMAN GLOBAL REAL: U.S. TIPS INDEX FROM
                                  INCEPTION.

                                       [LINE CHART]

                 Institutional          Investor A     Lehman Global Real: U.S. TIPS Index
                 -------------          ----------     -----------------------------------
06/28/2004          $ 10,000              $ 9,699                   $ 10,000
06/30/2004            10,110                9,806                     10,118
09/30/2004            10,540               10,195                     10,506
12/31/2004            10,808               10,438                     10,771
03/31/2005            10,796               10,427                     10,735

                        FOR PERIOD ENDING MARCH 31, 2005

                             Average Annual Total Return
                                                                        From Inception
                                                                       ---------------
     BlackRock Class                                                         7.59%
     Institutional Class                                                     7.96%
     Service Class                                                           6.44%
     Investor A Class (Load Adjusted)                                        4.28%
     Investor A Class (NAV)                                                  7.51%
     Investor B Class (Load Adjusted)                                        2.60%
     Investor B Class (NAV)                                                  7.10%
     Investor C Class (Load Adjusted)                                        6.50%
     Investor C Class (NAV)                                                  7.50%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON
6/28/04. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 28 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

18

                      INFLATION PROTECTED BOND PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          99.7%
BBB            0.3
             -----
  Total      100.0%
             =====

 Sector Allocation (% of long-term investments)
U.S. Government & Agency Obligations   89.5%
Mortgage Pass-Throughs                   5.2
Foreign Bonds                            5.0
Corporate Bonds                          0.3
                                       -----
     Total                             100.0%
                                       =====

        Portfolio Statistics
Average maturity (years)   10.79
Effective Duration2         8.0

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,024.20        1,024.30        1,024.40        1,022.80        1,018.00        1,018.90
Expenses Incurred
 During Period
 (10/01/04 -
 3/31/05                      1.51            2.01            3.27            3.27            7.07            6.73

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,023.49        1,022.99        1,021.73        1,021.73        1,017.90        1,018.25
Expenses Incurred
 During Period
 (10/01/04 -
 3/31/05                      1.51            2.01            3.27            3.27            7.10            6.75

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.30%, 0.40%, 0.65%, 0.65%, 1.41%, and 1.34% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the period the fund was open during the one-half year period).

                                                                              19

                                GNMA PORTFOLIO

Total Net Assets (3/31/05): $222.2 million

Performance Benchmark

     Lehman Brothers GNMA MBS Index
Investment Approach

     Seeks to maximize total return, consistent with income generation and prudent investment management, by investing primarily in securities issued by the Government National Mortgage Association ("GNMA") as well as other U.S.
Government securities in the five to ten year maturity range.  Securities purchased by the Portfolio are rated in the highest rating category (AAA or
Aaa) at the time of purchase by at least one major rating agency or are determined by the portfolio management team to be of similar quality.
Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.

Recent Portfolio Management Activity

     o  All share classes underperformed the benchmark for the semi-annual period.

     o  During the period, yields trended higher as the Federal Reserve continued toward the "normalization" of short-term rates.  The Federal Open
Market Committee increased the Federal Funds target rate 4 times during the period, in 25 basis point increments, for a total of 100 basis points.  At the end of the period, the Federal Funds target rate was at 2.75%.  The Federal
Reserve indicated concern about pricing pressures as the "pause" and "neutral"
language was largely removed from dialogue.  The spike upward in oil prices was one of a number of signs of building inflation, an issue that replaced employment as the market's primary focal point during the latter half of the period.  By the end of the period, the yield of the 10-Year Treasury had risen by 0.36%.

     o  During the first half of the period, residential mortgage-backed securities ("MBS"), as measured by the Lehman MBS Index, outperformed duration-adjusted Treasuries by 84 basis points.  The Lehman MBS Index benefited from the drop in both implied and actual volatility.  Powerful technicals continued to drive the very strong performance of the sector.
During the period, the Portfolio benefited from its short duration position relative to the benchmark as interest rates trended higher during the period.
Additionally, the Portfolio's bias toward lower coupon securities relative to the benchmark contributed to performance.  However, the Portfolio suffered from its underweight to mortgages as the group outperformed duration-adjusted
Treasuries.

     o  During the second half of the period, MBS, as measured by the Lehman
MBS Index, outperformed duration-adjusted Treasuries by a modest 5 basis points.  January was the only month of positive performance, buoyed by demand from domestic banks eager to utilize balance sheets at the start of the year
2005.  February and March were difficult months, as mortgages gave back most of the 25 basis points of excess return earned in January.  The negative convexity of mortgages was evident during the period as interest rates rose on continued
tightening of monetary policy and increased inflation concerns.  As a result of the increase in interest rates, many participants, particularly mortgage servicers, had to shed duration in the form of MBS.  During the period, the
Portfolio benefited from its short duration position relative to the benchmark and its yield curve flattening bias.  Additionally, the Portfolio's bias towards 15-year issues relative to 30-year issues also contributed to performance relative to the benchmark.  The Portfolio's underweight to mortgages slightly detracted from performance as MBS modestly outperformed duration-adjusted Treasuries.  At the end of the period, the Portfolio remained underweight to MBS versus its benchmark.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GNMA PORTFOLIO AND
                                   THE LEHMAN
                BROTHERS GNMA MBS INDEX FOR THE PAST TEN YEARS.

                                    [LINE CHART]

                 Institutional          Investor A     Lehman Brothers GNMA MBS Index
                 -------------          ----------     ------------------------------
03/31/1995          $ 10,000              $ 9,597                 $ 10,000
06/30/1995            10,580               10,141                   10,529
09/30/1995            10,792               10,332                   10,764
12/31/1995            11,148               10,661                   11,118
03/31/1996            11,049               10,554                   11,084
06/30/1996            11,135               10,624                   11,162
09/30/1996            11,345               10,811                   11,396
12/31/1996            11,671               11,109                   11,732
03/31/1997            11,683               11,107                   11,748
06/30/1997            12,136               11,524                   12,206
09/30/1997            12,506               11,862                   12,565
12/31/1997            12,802               12,128                   12,850
03/31/1998            13,027               12,328                   13,058
06/30/1998            13,310               12,578                   13,278
09/30/1998            13,617               12,853                   13,617
12/31/1998            13,771               12,983                   13,738
03/31/1999            13,877               13,068                   13,876
06/30/1999            13,718               12,903                   13,817
09/30/1999            13,843               13,005                   13,943
12/31/1999            13,809               12,958                   14,002
03/31/2000            14,106               13,221                   14,275
06/30/2000            14,449               13,527                   14,579
09/30/2000            14,907               13,926                   15,016
12/31/2000            15,446               14,470                   15,558
03/31/2001            15,913               14,889                   15,978
06/30/2001            16,061               15,010                   16,184
09/30/2001            16,820               15,699                   16,806
12/31/2001            16,981               15,845                   16,837
03/31/2002            17,172               16,004                   17,017
06/30/2002            17,764               16,534                   17,569
09/30/2002            18,153               16,876                   18,045
12/31/2002            18,479               17,158                   18,300
03/31/2003            18,609               17,258                   18,453
06/30/2003            18,797               17,411                   18,554
09/30/2003            18,879               17,466                   18,632
12/31/2003            19,073               17,625                   18,823
03/31/2004            19,321               17,832                   19,121
06/30/2004            19,154               17,658                   18,947
09/30/2004            19,627               18,077                   19,407
12/31/2004            19,811               18,234                   19,642
03/31/2005            19,771               18,186                   19,653

                        FOR PERIOD ENDING MARCH 31, 2005

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     BlackRock Class                           2.59%         4.92%        7.05%        7.09%
     Institutional Class                       2.33%         4.81%        6.99%        7.05%
     Service Class                             2.16%         4.55%        6.68%        6.74%
     Investor A Class (Load Adjusted)         (2.14)%        2.93%        5.71%        6.16%
     Investor A Class (NAV)                    1.98%         4.35%        6.58%        6.60%
     Investor B Class (Load Adjusted)         (3.18)%        2.55%        5.42%        5.79%
     Investor B Class (NAV)                    1.23%         3.62%        5.74%        5.79%
     Investor C Class (Load Adjusted)          0.35%         3.63%        5.73%        5.78%
     Investor C Class (NAV)                    1.33%         3.63%        5.73%        5.78%

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY
PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE
FUND BETWEEN MAY 1 AND MAY 15,1998 (THE "CTF CONVERSION"), THE GNMA PORTFOLIO
WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE GNMA FUND OF PNC BANK. PERFORMANCE
INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE
PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO
THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION
PRESENTED IS BASED UPON THE PERFORMANCE OF THE GNMA FUND FOR PERIODS PRIOR TO
THE CTF CONVERSION. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 28 FOR
FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

20

                                GNMA PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          96.7%
AA             3.3
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
Mortgage Pass-Throughs                  95.9%
Commercial Mortgage Backed Securities      2.4
Asset Backed Securities                    0.9
U.S. Government & Agency Obligations       0.6
Multiple Class Mortgage Pass-Throughs      0.2
                                        ------
     Total                              100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       5.09
Effective Duration2            2.8

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,009.10        1,007.30        1,007.10        1,006.00        1,002.20        1,002.30
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    2.30            3.04            4.34            4.34            8.06            8.11

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,022.68        1,021.93        1,020.62        1,020.62        1,016.84        1,016.79
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    2.32            3.07            4.38            4.38            8.16            8.21

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.46%, 0.61%, 0.87%, 0.87%, 1.62%, and 1.63% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                              21

                           MANAGED INCOME PORTFOLIO

Total Net Assets (3/31/05):  $716.8 million

Performance Benchmark

     Lehman Brothers U.S. Aggregate Index
Investment Approach
     Seeks to maximize total return, consistent with income generation and prudent investment management, by investing primarily in investment grade bonds that allow it to maintain an average portfolio duration that is within +/- 20%
of the duration of the Lehman Brothers U.S. Aggregate Index.  The Portfolio
normally invests at least 80% of its assets in bonds and only buys securities rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality. The
Portfolio may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States.  The Portfolio's investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.
The portfolio management team selects bonds from several categories including:
U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), asset-backed securities and corporate bonds.  Securities are purchased for the
Portfolio when the management team determines that they have the potential for above-average total return.
Recent Portfolio Management Activity
     o  The Institutional, Service and Investor A share classes of the
Portfolio outperformed the benchmark while the other share classes underperformed the benchmark for the semi-annual period.

     o  During the semi-annual period, yields trended higher as the Federal
Reserve continued toward the "normalization" of short-term rates.  The Federal
Open Market Committee increased the Federal Funds target rate 4 times during the period, in 25 basis points increments, for a total of 100 basis points.  At the end of the period, the Federal Funds target rate was at 2.75%.  The Federal
Reserve indicated concern about pricing pressures as the "pause" and "neutral"
language was largely removed from dialogue.  The spike upward in oil prices was one of a number of signs of building inflation, an issue that replaced employment as the market's primary focal point during the latter half of the period.  By the end of the period, the yield of the 10-Year Treasury had risen by 0.36%.

     o  In the first half of the semi-annual period, the major domestic spread sectors - agencies, corporates, asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and mortgage-backed securities ("MBS")
-continued their winning ways, posting excess returns over duration-weighted
Treasuries for each month in the quarter.  Agency spreads tightened versus both swaps and Treasuries despite continued negative headlines and the Lehman MBS index outperformed Treasuries by 84 basis points during the fourth quarter of
2004.  Corporate bond performance during the quarter was driven both by positive fundamentals and strong technicals with volatility dropping steadily during November and December.

     o  The Portfolio benefited from its yield curve flattening bias and short duration positioning relative to the benchmark during the fourth quarter of
2004. The Portfolio suffered from its underweight in the corporate and mortgage sectors, which returned 0.86% and 0.84%, respectively, over duration-adjusted
Treasuries.  The Portfolio had a concentrated underweight in 30-year versus
15-year maturities in mortgages and exhibited a high quality bias with a strong underweight in BBB-rated issues in the corporate sector.

     o  During the second half of the semi-annual period, Agency spreads tightened versus both swaps and Treasuries, despite negative headlines and
Congressional hearings.  The Lehman MBS Index outperformed Treasuries by a modest 5 basis points with option adjusted spreads widening over the quarter as fixed rate mortgages failed to rally in line with the drop in volatility.  In the corporate sector, interest rates backed up and swap spreads widened.  March posted -86 basis points of excess return for the Lehman Credit Index, the worst month since July 2002.

     o  The Portfolio benefited from its yield curve flattening bias during the first quarter of 2005 as well as its short duration positioning relative to its benchmark. The Portfolio was significantly underweight MBS relative to the benchmark, which detracted from performance as the mortgage sector returned
0.05% over duration-adjusted Treasuries. In the corporate sector, the Portfolio benefited from its underweight on a duration basis as the sector returned
-0.55% over duration-adjusted Treasuries.  In the corporate sector, the
Portfolio exhibited a high quality bias with a strong underweight to BBB-rated issues The Portfolio also benefited from its relative overweight in the CMBS and ABS sectors, which returned 0.15% and 0.09%, respectively, over duration-adjusted Treasuries.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MANAGED INCOME
                                 PORTFOLIO AND
       THE LEHMAN BROTHERS U.S. AGGREGATE INDEX FOR THE PAST TEN YEARS.

                                        [LINE CHART]

                 Institutional          Investor A     Lehman Brothers U.S. Aggregate Index
                 -------------          ----------     ------------------------------------
03/31/1995          $ 10,000              $ 9,549                    $ 10,000
06/30/1995            10,570               10,082                      10,609
09/30/1995            10,757               10,246                      10,818
12/31/1995            11,213               10,668                      11,279
03/31/1996            10,989               10,442                      11,078
06/30/1996            11,035               10,473                      11,141
09/30/1996            11,222               10,638                      11,346
12/31/1996            11,598               10,982                      11,686
03/31/1997            11,565               10,938                      11,621
06/30/1997            11,981               11,318                      12,050
09/30/1997            12,373               11,675                      12,451
12/31/1997            12,695               11,965                      12,818
03/31/1998            12,881               12,126                      13,016
06/30/1998            13,219               12,430                      13,320
09/30/1998            13,517               12,695                      13,883
12/31/1998            13,621               12,778                      13,930
03/31/1999            13,629               12,770                      13,859
06/30/1999            13,489               12,625                      13,737
09/30/1999            13,594               12,707                      13,831
12/31/1999            13,538               12,640                      13,814
03/31/2000            13,828               12,896                      14,119
06/30/2000            14,066               13,116                      14,365
09/30/2000            14,524               13,514                      14,798
12/31/2000            15,152               14,096                      15,420
03/31/2001            15,623               14,517                      15,888
06/30/2001            15,672               14,545                      15,978
09/30/2001            16,468               15,252                      16,714
12/31/2001            16,466               15,231                      16,722
03/31/2002            16,444               15,193                      16,738
06/30/2002            17,038               15,723                      17,356
09/30/2002            17,591               16,215                      18,151
12/31/2002            18,034               16,604                      18,437
03/31/2003            18,309               16,837                      18,694
06/30/2003            18,836               17,302                      19,161
09/30/2003            18,823               17,270                      19,133
12/31/2003            18,861               17,283                      19,194
03/31/2004            19,282               17,649                      19,704
06/30/2004            18,907               17,285                      19,222
09/30/2004            19,483               17,793                      19,837
12/31/2004            19,668               17,962                      20,026
03/31/2005            19,625               17,887                      19,930

                        FOR PERIOD ENDING MARCH 31, 2005

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     Institutional Class                       1.78%         6.07%        7.25%        6.97%
     Service Class                             1.47%         5.76%        6.93%        6.66%
     Investor A Class (Load Adjusted)         (3.25)%        4.00%        5.78%        5.99%
     Investor A Class (NAV)                    1.35%         5.59%        6.76%        6.48%
     Investor B Class (Load Adjusted)         (3.79)%        3.74%        5.65%        5.87%
     Investor B Class (NAV)                    0.59%         4.81%        5.97%        5.87%
     Investor C Class (Load Adjusted)         (0.38)%        4.85%        5.94%        5.85%
     Investor C Class (NAV)                    0.60%         4.85%        5.94%        5.85%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11 /1/89; INVESTOR A
SHARES, 2 /5 /92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 7/15 /97; AND
INVESTOR C SHARES,    11/22/99. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE
28 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING
IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

22

                           MANAGED INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          83.1%
AA             9.1
A              3.9
BBB            3.7
\qBBB          0.2
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
U.S. Government & Agency Obligations    38.6%
Corporate Bonds                           21.0
Mortgage Pass-Throughs                    19.6
Commercial Mortgage Backed Securities      9.1
Asset Backed Securities                    6.9
Project Loans                              2.3
Taxable Municipal Bonds                    1.3
Certificate of Deposit                     0.4
Foreign Bonds                              0.4
Multiple Class Mortgage Pass-Throughs      0.4
                                        ------
     Total                              100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       7.33
Effective Duration2            3.7

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,007.30        1,005.80        1,005.30        1,001.50        1,002.50
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       3.24            4.74            5.24            8.96            8.86

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,021.73        1,020.22        1,019.71        1,015.94        1,016.04
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       3.27            4.78            5.29            9.06            8.96

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.65%, 0.95%, 1.05%, 1.80%, and 1.78% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              23

                         INTERNATIONAL BOND PORTFOLIO

Total Net Assets (3/31/05): $798.3 million

Performance Benchmark

     Citigroup Non-U.S.World Government Bond Index

Investment Approach
     Seeks to realize a total return that exceeds that of the Citigroup
Non-U.S. World Government Bond Index by investing primarily in non-dollar denominated bonds of issuers located outside of the United States in the five to fifteen year maturity range.  The Portfolio normally invests at least 80% of its assets in bonds and at least 65% of it assets in bonds of a diversified group on non-U.S. issuers from at least three developed countries.  The
Portfolio may only buy securities rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality.  Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.

Recent Portfolio Management Activity
     o  All share classes of the Portfolio underperformed the benchmark for the semi-annual period.

     o  Non-US bond markets dramatically outperformed the U.S. bond market during the first half of the semi-annual period as several macroeconomic themes came to the forefront. The rebound in U.S. economic growth and the determination of the Federal Reserve to maintain its measured tightening process contrasted with more sluggish conditions in Europe and Japan. After trading in a relatively narrow range for most of the year, the US dollar broke sharply lower against major currencies in the fourth quarter. The trade-weighted dollar index was down 7.5% with the dollar establishing record lows against the euro and multi-year lows against most major currencies. The
U.S. dollar's broad weakness highlighted the structural issues surrounding the
U.S. budget and current account deficits and the ability to continue to finance those deficits with foreign capital inflows. At the same time, the strength of the euro and other currencies exacerbated the slowdown concerns for those countries, leading to lowered expectations for central bank tightening.

     o  During the fourth quarter of 2004, German 5-year bond yields declined
29 basis points to 3.03%, reflecting downward revisions of Eurozone growth to
2% and expectations that the European Central Bank ("ECB") will remain on hold throughout most of 2005. Sterling bonds rallied as sluggishness in the housing sector led to revisions in consumer spending and tightening expectations by the
Bank of England's Monetary Policy Committee ("MPC").  Canadian bonds rallied as the Bank of Canada abruptly halted their tightening program in light of a stronger Canadian dollar.

     o  The Portfolio took advantage of a cheapening in Canadian bonds to reestablish an overweight position during the fourth quarter of 2004; at quarter-end the Portfolio was neutral relative to the benchmark.  The Portfolio also benefited from its overweight in Sweden and Canada and a position in U.K.
swap spreads relative to its benchmark.  The Portfolio was overweight Europe during the quarter while positioned neutral relative to the benchmark by quarter-end.

     o  In the second half of the semi-annual period, European bonds were, on balance, unchanged over the period.  In contrast to the U.S., where a combination of solid economic growth and inflation fears pushed up interest rates, disappointing economic releases dampened optimism for a significant
European rebound.  Higher oil prices and the strong euro continued to hamper manufacturing, resulting in sluggish GDP growth in the entire Euro-zone, in particular Germany, and rising unemployment in the major economies.  This environment reinforced expectations that the ECB would continue to hold official rates at 2% throughout most of the year.  Growth in the U.K. remained relatively robust, but the MPC nonetheless kept rates unchanged throughout the quarter.  The euro depreciated 4.4% versus the U.S. dollar during the quarter, and it remains vulnerable given the cyclical factors of higher relative U.S.
growth.

     o  Japan also experienced disappointing economic news during the first quarter, resulting in a modest decline in bond yields. In particular, the fourth quarter GDP was released as a modest negative number, the third consecutive quarter of negative growth. The yen remained in a narrow range throughout the quarter, but weakened at quarter end versus the resurgent U.S.
dollar. In the Dollar Bloc, Canadian bonds outperformed U.S. bonds as the Bank of Canada kept official rates unchanged at 2.5% given the persistent strength of the Canadian dollar and sluggish economic conditions. In contrast, the
Reserve Bank of Australia and the Reserve Bank of New Zealand both raised official rates 25 basis points, to 5.50% and 6.75%, respectively.

     o  Within the Dollar Bloc, the Portfolio's underweight position in
Australia benefited performance as the rates backed up during the quarter.  The short duration stance in the U.S. also aided performance as the U.S. market sold off amid concerns over higher inflation.  In the Pan Europe Bloc, the
Portfolio's overweight position in Germany and yield curve flattening bias which helped performance was offset by the Portfolio's underweight in other
European governments.  The Portfolio's underweight position in the U.K. also benefited performance as rates backed up across the yield curve.  In the Asia
Bloc, the Portfolio's underweight to Japan detracted from performance as weak economic data led the Japanese market to rally.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL BOND
                                   PORTFOLIO
 AND THE CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX FOR THE PAST TEN YEARS.

                                            [LINE CHART]

                       Service          Investor A     Citigroup Non-U.S. World Government Bond Index
                    ----------          ----------     ----------------------------------------------
03/31/1995            $ 10,000            $ 9,498                         $ 10,000
06/30/1995              10,376              9,855                           10,489
09/30/1995              10,559             10,028                           10,234
12/31/1995              11,072             10,516                           10,446
03/31/1996              11,112             10,554                           10,270
06/30/1996              11,365             10,791                           10,311
09/30/1996              11,804             11,204                           10,646
12/31/1996              12,225             11,596                           10,872
03/31/1997              12,342             11,702                           10,244
06/30/1997              12,755             12,088                           10,533
09/30/1997              13,130             12,438                           10,555
12/31/1997              13,440             12,726                           10,409
03/31/1998              13,785             13,048                           10,452
06/30/1998              14,019             13,264                           10,626
09/30/1998              14,728             13,928                           11,647
12/31/1998              14,939             14,122                           12,261
03/31/1999              15,149             14,315                           11,667
06/30/1999              15,008             14,175                           11,144
09/30/1999              14,964             14,127                           11,825
12/31/1999              14,965             14,123                           11,639
03/31/2000              15,267             14,402                           11,504
06/30/2000              15,659             14,765                           11,413
09/30/2000              15,969             15,051                           10,896
12/31/2000              16,665             15,700                           11,333
03/31/2001              17,239             16,235                           10,777
06/30/2001              17,381             16,362                           10,564
09/30/2001              17,881             16,825                           11,384
12/31/2001              17,945             16,878                           10,932
03/31/2002              17,852             16,783                           10,728
06/30/2002              18,315             17,212                           12,226
09/30/2002              18,841             17,699                           12,573
12/31/2002              19,146             17,978                           13,335
03/31/2003              19,552             18,351                           13,833
06/30/2003              20,344             19,069                           14,415
09/30/2003              20,850             19,553                           14,811
12/31/2003              22,174             20,768                           15,805
03/31/2004              22,396             20,985                           16,053
06/30/2004              21,695             20,320                           15,509
09/30/2004              22,287             20,871                           16,018
12/31/2004              24,573             23,012                           17,722
03/31/2005              23,772             22,262                           17,173

                        FOR PERIOD ENDING MARCH 31, 2005

                                  Average Annual Total Return
                                            1 Year        3 Year       5 Year       10 Year
                                          ----------   -----------   ----------   ----------
     BlackRock Class                          6.49%        10.36%        9.59%        9.34%
     Institutional Class                      6.33%        10.30%        9.56%        9.32%
     Service Class                            6.14%        10.02%        9.26%        9.05%
     Investor A Class (Load Adjusted)         0.74%         8.01%        7.99%        8.33%
     Investor A Class (NAV)                   6.08%         9.87%        9.10%        8.89%
     Investor B Class (Load Adjusted)         0.70%         8.07%        8.00%        8.16%
     Investor B Class (NAV)                   5.20%         9.06%        8.29%        8.16%
     Investor C Class (Load Adjusted)         4.28%         9.07%        8.34%        8.18%
     Investor C Class (NAV)                   5.28%         9.07%        8.34%        8.18%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR B SHARES, 4
/19/96; INVESTOR A SHARES, 4 /22 /96; INSTITUTIONAL SHARES, 6 /10 /96; AND
INVESTOR C SHARES, 9/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 28
FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING
IMPORTANT INFORMATION ON THE LINE GRAPH + ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

24

                         INTERNATIONAL BOND PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          85.9%
AA             7.9
A              3.9
BBB            0.9
Unrated        1.4
             -----
  Total      100.0%
             =====

Top 10 Country Allocation
     (% of long-term
       investments)
Germany         34.3%
United States   12.6
Japan            9.4
Sweden           6.3
Ireland          5.4
Netherlands      4.1
New Zealand      5.6
Finland          3.4
Mexico           3.0
Austria          2.7
                ----
  Total         86.8%
                ====

        Portfolio Statistics
Average maturity (years)       7.26
Effective Duration2            4.1

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,068.80        1,067.90        1,066.60        1,066.60        1,062.70        1,063.50
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    3.96            4.68            5.96            5.91            9.80            9.75

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,021.12        1,020.42        1,019.16        1,019.21        1,015.38        1,015.43
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    3.88            4.58            5.84            5.79            9.62            9.57

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.77%, 0.91%, 1.16%, 1.15%, 1.91%, and 1.90% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period) and 134/365 for the BlackRock class (to reflect the period the class was open during the one-half year.)

                                                                              25

                           HIGH YIELD BOND PORTFOLIO

Total Net Assets (3/31/05): $902.8 million

Performance Benchmark

      Lehman Brothers U.S. Corporate High Yield Index

Investment Approach
     Seeks to maximize total return, consistent with income generation and prudent investment management, by investing primarily in non-investment grade
(or high yield) bonds, including convertible and preferred securities. The high yield securities purchased by the Portfolio will generally be in the lower rating categories of major rating agencies (BB or lower by Standard & Poors or
Ba or lower by Moody's) or will be determined by the portfolio management team to be of similar quality. The Portfolio may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States.
The management team evaluates sectors of the high yield market and individual bonds within these sectors. Securities are purchased for the Portfolio when the management team determines that they have the potential for above average total return.

Recent Portfolio Management Activity
     o   On January 31, 2005, BlackRock, Inc., the parent of BlackRock
Advisors, Inc. (BAI), acquired SSRM Holdings, Inc., the parent of State Street
Research & Management Company (SSRM), the investment adviser to the State
Street Research mutual funds. In connection with the transaction, the BlackRock
High Yield Bond Portfolio (the Portfolio) reorganized with the State Street
Research High Income Fund (the SSR Fund).  The SSR Fund transferred substantially all of its assets and liabilities to the Portfolio in exchange for shares of the Portfolio, which were then distributed to the SSR Fund shareholders.

     o  All share classes of the Portfolio outperformed the benchmark for the semi-annual period.

     o  During the first half of the period, high yield issues, as measured by the Lehman Brothers U.S. Corporate High Yield Index, outperformed Treasuries by
4.31%.  The stable Treasury market and improving credit fundamentals led investors to become increasingly comfortable with risk and bid up the entire market.  With default rates hovering around 1%, improving corporate earnings, real GDP growth at 4.0% and the rolling 12-month ratio of upgraded companies to downgraded companies at 0.85:1 (the highest since September of 1998), investors became more comfortable taking on and, in some cases, seeking out more risk.
During the period, the Portfolio benefited from its overweight to B-rated issues and underweight to BB-rated issues as B-rated issues outperformed
BB-rated issues by 1.20%.  Additionally, the Portfolio's overweight to the electric and media-noncable sectors and underweight to the healthcare sector also aided performance relative to the benchmark.  Negative contributors to performance were underweights to the wire lines, entertainment and airlines sectors.

     o  During the second half of the period, high yield issues, as measured by the Lehman Brothers U.S. Corporate High Yield Index, underperformed Treasuries by 0.94%.  High yield began the period with negative returns across ratings categories, although certain sectors managed positive returns for the period.
Within sectors, the insurance, wireless and restaurant sectors performed well, while the pharmaceutical, automotive and airlines sectors suffered.  During the period, the Portfolio continued to benefit from its overweight to B-rated issues and underweight to BB-rated issues.  The Portfolio also benefited from outperformance in the automotive sector and an overweight to the media-noncable sector relative to the benchmark.  The Portfolio's overweight to the pharmaceuticals, metals and chemicals sectors detracted from performance relative to the benchmark.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HIGH YIELD BOND
                               PORTFOLIO AND THE
        LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX FROM INCEPTION.

                                             [LINE CHART]

                 Institutional          Investor A     Lehman Brothers U.S. Corporate High Yield Index
                 -------------          ----------     -----------------------------------------------
11/19/1998          $ 10,000              $ 9,497                         $ 10,000
12/31/1998            10,128                9,613                           10,160
03/31/1999            10,465                9,922                           10,347
06/30/1999            10,622               10,059                           10,382
09/30/1999            10,593               10,019                           10,234
12/31/1999            11,013               10,394                           10,402
03/31/2000            10,883               10,269                           10,159
06/30/2000            10,994               10,362                           10,276
09/30/2000            10,923               10,282                           10,334
12/31/2000            10,221                9,610                            9,793
03/31/2001            10,764               10,110                           10,415
06/30/2001            10,647                9,988                           10,177
09/30/2001            10,318                9,667                            9,746
12/31/2001            10,941               10,239                           10,310
03/31/2002            11,210               10,478                           10,483
06/30/2002            10,860               10,140                            9,810
09/30/2002            10,510                9,800                            9,523
12/31/2002            11,060               10,301                           10,164
03/31/2003            11,785               10,949                           10,938
06/30/2003            13,024               12,088                           12,044
09/30/2003            13,346               12,373                           12,377
12/31/2003            14,164               13,133                           13,109
03/31/2004            14,518               13,446                           13,416
06/30/2004            14,450               13,368                           13,287
09/30/2004            15,085               13,944                           13,931
12/31/2004            15,894               14,700                           14,568
03/31/2005            15,702               14,494                           14,334

                        FOR PERIOD ENDING MARCH 31, 2005

                                   Average Annual Total Return
                                            1 Year        3 Year       5 Year      From Inception
                                          ----------   -----------   ----------   ---------------
     BlackRock Class                          8.31%        12.05%        7.77%          7.48%
     Institutional Class                      8.15%        11.89%        7.61%          7.35%
     Service Class                            7.86%        11.57%        7.29%          7.00%
     Investor A Class (Load Adjusted)         2.37%         9.54%        6.03%          6.01%
     Investor A Class (NAV)                   7.79%        11.42%        7.14%          6.87%
     Investor B Class (Load Adjusted)         2.53%         9.64%        6.07%          6.07%
     Investor B Class (NAV)                   7.00%        10.60%        6.34%          6.07%
     Investor C Class (Load Adjusted)         5.87%        10.54%        6.33%          6.05%
     Investor C Class (NAV)                   6.86%        10.54%        6.33%          6.05%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON
11/19/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 28 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

26

                           HIGH YIELD BOND PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
BBB or BBB   4.0%
BB             27.0
B              54.0
CCC            11.0
\qCCC           1.0
Unrated         3.0
              -----
  Total       100.0%
              =====

 Top 10 Industries (% of long-term
            investments)
Telecommunications        11.6%
Energy & Utilities        10.6
Oil & Gas                  7.7
Broadcasting               6.7
Manufacturing              6.7
Finance                    5.1
Chemicals                  4.7
Entertainment & Leisure    4.3
Metal & Mining             3.8
Transportation             3.4
                          ----
     Total                64.6%
                          ====

        Portfolio Statistics
Average maturity (years)       6.30
Modified Duration2             4.5

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,041.60        1,040.90        1,039.50        1,039.50        1,035.70        1,034.40
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    2.79            3.55            4.87            4.87            8.66            8.70

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,022.23        1,021.48        1,020.17        1,020.17        1,016.39        1,016.34
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    2.77            3.52            4.83            4.83            8.61            8.66

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.55%, 0.70%, 0.96%, 0.96%, 1.71%, and 1.72% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                              27

                                BLACKROCK FUNDS
                        NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes.
If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the
Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent
Class. In the case of Investor A, Investor B, Investor C and Service Shares,
the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses. Additionally, the performance information above does not reflect accounting adjustments required under accounting principles generally accepted in the United States of America and as a result there may be variances between what is reported within this section and that reported in the total return calculation in the Financial Highlights.

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C
Shares), and assumes the reinvestment of dividends and distributions.  The maximum front-end sales charges for Investor A Shares are as follows:
Intermediate PLUS Bond, Intermediate Government Bond, Intermediate Bond, Core
Bond Total Return, Core PLUS Total Return and GNMA - 4.00%; Government Income
and Managed Income - 4.50%; International Bond and High Yield Bond - 5.00%; and
Inflation Protected Bond, Enhanced Income and Low Duration Bond - 3.00%.  The
maximum contingent deferred sales charge for Investor B Shares and Investor C
Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

     The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Portfolio.  The
Portfolios' returns would have been lower if there were not such waivers and reimbursements.  BlackRock Advisors, Inc. is under no obligation to waive or continue waiving its fees after February 1, 2006 or February 1, 2007 as described in the prospectus of the Portfolios. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 \^ The performance shown in the line graph is that of Institutional Shares and
  Investor A Shares of the Portfolios. The actual performance of Investor B,
  Investor C and Service Shares is lower than the performance of Institutional
  Shares because Investor B, Investor C and Service Shares have higher expenses than Institutional Shares. Excluding the effects of sales charges, the actual performance of Investor B and Investor C Shares is lower than the performance of Investor A Shares because Investor B and Investor C Shares have higher expenses than Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge, while purchasers of Investor B and
  Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

 * The performance shown in the line graph is that of Service Shares and
  Investor A Shares of the Portfolios. The actual performance of Investor B and Investor C Shares is lower than the performance of Service Shares because Investor B and Investor C Shares have higher expenses than Service
  Shares. Excluding the effects of sales charges, the actual performance of
  Investor B and Investor C Shares is lower than the performance of Investor A
  Shares because Investor B and Investor C Shares have higher expenses than
  Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge, while purchasers of Investor B and Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

28

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           ENHANCED INCOME PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                                 PAR
                                                 MATURITY       (000)       VALUE
                                              -------------- ---------- -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 52.5%
  Federal Home Loan Bank, Bonds
     1.70%                                        12/30/05     $  745    $   734,789
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
     3.88%(b)                                     11/10/08      1,825      1,845,219
  Federal National Mortgage
    Association, Bonds
     2.77%(b)                                     12/29/06        275        269,485
  Federal National Mortgage
    Association, Unsecured Notes
     2.75%                                        05/10/06        800        790,933
     2.71%                                        01/30/07        550        537,703
  U.S. Treasury Bonds
    10.00%                                        05/15/10        485        489,054
    12.75%                                        11/15/10        255        269,623
    10.38%                                        11/15/12        325        376,518
  U.S. Treasury Notes
     1.62%                                     04/05-10/05      2,440      2,431,844
     1.12%                                        06/30/05      2,425      2,415,528
     1.50%                                        07/31/05      8,400      8,361,283
     2.00%                                        08/31/05      6,040      6,014,517
     1.88%                                        11/30/05      4,620      4,578,854
     2.75%                                        07/31/06      1,730      1,710,605
     2.38%                                        08/31/06      3,545      3,483,239
     2.50%                                        10/31/06      2,095      2,056,701
     3.50%                                        02/15/10        450        436,764

                                                                         ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $36,961,472)                                                      36,802,659
                                                                         -----------
MORTGAGE PASS-THROUGHS - 5.2%
  Federal Home Loan Mortgage Corp.
    ARM
     3.54%(b)                                     05/01/34        780        759,630
     3.57%(b)                                     07/01/34        793        788,485
     4.31%(b)                                     11/01/34        538        529,619
     4.49%(b)                                     10/01/37        242        249,361
  Government National Mortgage
    Association II ARM
     4.12%(b)                                     11/20/29         95         96,741
     3.50%(b)                                     08/20/31        169        171,302
  Government National Mortgage
    Association II Hybrid
     3.75%(b)                                     06/20/34        352        350,482
  MLCC Mortgage Investors, Inc.,
    Series 97-B, Class A
     2.87%(b)                                     03/15/26        740        741,701

                                                                         ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $3,702,765)                                                        3,687,321
                                                                         -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 3.3%
  Federal Home Loan Mortgage Corp.,
    Series 04-SF5, Class GB
     1.77%                                        12/15/07        604        593,379
  Federal Home Loan Mortgage Corp.,
    Series 2763, Class PA
     4.50%                                        09/15/10        133        133,440
  Federal Home Loan Mortgage Corp.,
    Series 2808, Class PA
     4.00%                                        09/15/12      1,000      1,000,633
  Federal National Mortgage
    Association, Series 02-39, Class
    FB
     3.38%(b)                                     03/18/32         71         71,323

                                                                 PAR
                                                 MATURITY       (000)       VALUE
                                              -------------- ---------- -------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association, Series 04-25, Class
    PA
     5.50%                                        10/25/30     $  133    $   136,460
  Federal National Mortgage
    Association, Series 04-36, Class
    BS
     5.50%                                        11/25/30        180        184,258
  Federal National Mortgage
    Association, Series 04-W10, Class
    A1
     5.75%                                        08/25/34        229        232,775

                                                                         ===========
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $2,374,149)
                                                                           2,352,268
                                                                         -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 13.6%
  Bayview Financial Acquisition Trust,
    Series 98-1, Class A1
     7.01%(c)                                     05/25/29        296        295,848
  Bear Stearns Commercial Mortgage
    Securities, Series 00-WF, Class A1
     7.11%                                        10/15/32        392        412,425
  Bear Stearns Mortgage Trust, Series
    04-12, Class 1A1
     3.20%(b)                                     01/25/35        435        435,928
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
     3.22%(b)                                     11/25/34        668        669,812
  Bear Stearns Mortgage Trust, Series
    04-7, Class 4A
     3.18%(b)                                     10/25/34        329        331,179
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
     6.03%                                        09/15/30        369        382,213
  Countrywide Home Loans, Series
    04-29, Class A2
     2.92%(b)                                     02/25/35        808        812,454
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 98-C1,
    Class A1B
     6.48%                                        05/17/40        310        327,089
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 00-C1,
    Class A1
     7.32%                                        04/15/42        451        478,001
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 02-10,
    Class 2A1
     7.50%                                        05/25/32        106        109,015
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
     7.18%                                        08/15/36        161        176,197
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 03-C2, Class X2 (IO)
     2.82%(d)                                     05/10/40      6,984         60,055
  Goldman Sachs Mortgage Securities
    Corp. II, Series 98-C1, Class A3
     6.14%                                        10/18/30        499        521,212
  GSR Mortgage Loan Trust, Series
    04-9, Class 3A1
     3.69%                                        08/25/34        180        179,790

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              29

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C5,
    Class A1
    6.41%                                01/15/10     $  431    $  448,810
  Merrill Lynch Mortgage Investors
    Trust, Series 04-E, Class A2A
    3.72%(b)                             11/25/29        509       510,337
  Merrill Lynch Mortgage Trust, Series
    02-MW1, Class XP (IO)
    2.81%(d)                             07/12/34      1,442        73,864
  MortgageIT Trust, Series 04-1, Class
    A1
    3.24%(b)                             11/25/34        654       656,685
  Nationslink Funding Corp., Series 99,
    Class 1
    6.32%                                01/20/31        445       466,745
  Structured Asset Receivable Trust,
    Series 04-1
    2.58%(b)                             04/21/11        489       489,455
  Structured Asset Securities Corp.,
    Series 04-3AC, Class A2
    4.92%(b)                             03/25/34        289       288,830
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    3.15%(b)                             09/25/34        244       244,239
  Washington Mutual Mortgage Loan
    Trust, Series 03-AR8, Class A
    4.03%(b)                             08/25/33        291       287,064
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-V, Class
    1A2
    3.83%(b)                             10/25/34        922       909,341

                                                                ==========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $9,602,392)                                              9,566,588
                                                                ----------
ASSET BACKED SECURITIES - 44.5%
  Adjustable Rate Mortgage Trust,
    Series 04-4, Class 5A3
    3.22%(b)                             03/25/35        501       502,107
  American Express Credit Account
    Master Trust, Series 00-3, Class A
    2.97%(b)                             11/15/07        150       150,007
  American Express Credit Account
    Master Trust, Series 01-1, Class A
    2.95%(b)                             09/15/08        625       625,700
  American Express Credit Account
    Master Trust, Series 05-1, Class A
    2.88%                                08/15/12        650       650,203
  Auto Receivables Owner Trust,
    Series 05-1, Class A3
    3.53%                                10/21/08        550       545,858
  Banc of America Funding Corp.,
    Series 04-C, Class 4A2
    3.19%(b)                             12/20/34        617       618,607
  Bank One Issuance Trust, Series
    02-A4, Class A4
    2.94%                                06/16/08        700       697,835
  Bank One Issuance Trust, Series
    03-A2, Class A2
    2.86%                                10/15/08        600       600,198
  BMW Vehicle Owner Trust, Series
    05-A, Class A3
    4.02%                                02/25/09        575       573,516

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- ------------
ASSET BACKED SECURITIES (Continued)
  Capital Auto Receivables Asset Trust,
    Series 02-1, Class A4
    4.16%                                07/16/07     $  142    $  141,665
  Capital Auto Receivables Asset Trust,
    Series 03-1, Class A3A
    2.75%                                04/16/07        600       596,182
  Capital Auto Receivables Asset Trust,
    Series 04-1, Class A3
    2.00%                                11/15/07        775       761,333
  Capital Auto Receivables Asset Trust,
    Series 04-2, Class A2
    3.35%                                02/15/08        550       544,844
  Chase Credit Card Owner Trust,
    Series 00-3, Class A
    2.94%(b)                             01/15/08        150       150,122
  Chase Funding Mortgage Loan,
    Series 03-5, Class 1A1
    2.97%                                04/25/18        318       317,579
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                06/15/10        400       390,596
  Chase Manhattan Auto Owner Trust,
    Series 03-B, Class A3
    1.82%                                07/16/07        400       397,064
  Chase Manhattan Auto Owner Trust,
    Series 03-C, Class A3
    2.26%                                11/15/07        815       806,345
  Citibank Credit Card Issuance Trust,
    Series 00-A1, Class A1
    6.90%                                10/15/05        550       559,807
  Citibank Credit Card Issuance Trust,
    Series 03-A2, Class A2
    2.70%                                01/15/06        375       372,263
  Citibank Credit Card Issuance Trust,
    Series 04, Class A1
    2.55%                                01/20/09        325       316,228
  Citibank Credit Card Issuance Trust,
    Series 04-A4, Class A4
    3.20%                                08/24/07        300       292,980
  Citibank Omni-S Master Trust, Series
    02-4, Class A
    2.94%                                08/15/05        550       550,258
  Countrywide Asset-Backed
    Certificates, Series 04-13, Class
    AV4
    3.14%(b)(e)                          06/25/35        654       654,927
  Daimler Chrysler Auto Trust, Series
    02-B, Class A4
    3.53%                                12/06/07        605       604,464
  Daimler Chrysler Auto Trust, Series
    03-A, Class A3
    2.12%                                11/08/06        604       602,164
  Daimler Chrysler Auto Trust, Series
    03-B, Class A3
    2.25%                                08/08/07        675       669,727
  Daimler Chrysler Auto Trust, Series
    04-A, Class A2
    1.41%                                11/08/06        336       334,669
  Daimler Chrysler Auto Trust, Series
    04-B, Class A2
    2.48%                                02/08/07        966       963,910

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  Discover Card Master Trust I, Series
    96-3, Class A
    6.05%                               08/18/08     $  720    $   734,097
  Discover Card Master Trust I, Series
    01-2, Class A
    2.97%(b)                            07/15/08        525        525,535
  Discover Card Master Trust I, Series
    02-4, Class A
    2.87%(b)                            10/17/05        430        430,156
  Ford Credit Auto Owner Trust, Series
    05-A, Class A3
    3.48%                               11/17/08        675        669,202
  GSAA Home Equity Trust, Series
    00-8, Class A3A
    3.22%(b)                            09/25/34        515        515,492
  Honda Auto Receivables Owner
    Trust, Series 02-3, Class A4
    3.61%                               12/18/07        575        574,909
  Honda Auto Receivables Owner
    Trust, Series 03-2, Class A3
    1.69%                               02/21/07        387        384,359
  Honda Auto Receivables Owner
    Trust, Series 03-3, Class A3
    2.14%                               04/23/07        625        620,065
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A2
    2.52%                               02/15/07        288        286,829
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A3
    3.30%                               06/16/08        150        148,737
  Honda Auto Receivables Owner
    Trust, Series 04-3, Class A3
    3.01%                               10/20/08        450        442,220
  MBNA Credit Card Master Note
    Trust, Series 02-A6, Class A6
    3.90%                               11/15/07        400        400,724
  MBNA Master Credit Card Trust,
    Series 95-C, Class A
    6.45%                               02/15/08        130        130,884
  MBNA Master Credit Card Trust,
    Series 96-G, Class A
    2.99%(b)                            12/15/08      1,180      1,182,557
  Missouri Higher Education Loan
    Authority, Series 97, Class P
    3.48%                               07/25/08        290        290,260
  Nissan Auto Receivables Owner
    Trust, Series 02-A, Class A4
    4.28%                               10/16/06        261        261,351
  Nissan Auto Receivables Owner
    Trust, Series 02-C, Class A3
    2.60%                               08/15/06         67         67,187
  Nissan Auto Receivables Owner
    Trust, Series 03-A, Class A3
    1.89%                               12/15/06        605        602,812
  Nissan Auto Receivables Owner
    Trust, Series 03-B, Class A3
    1.51%                               08/15/07        504        499,381
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                               12/17/07        550        542,350
  Nissan Auto Receivables Owner
    Trust, Series 04-A, Class A2
    1.40%                               07/17/06        267        265,770
  Nissan Auto Receivables Owner
    Trust, Series 04-A, Class A3
    2.01%                               11/15/07        675        663,342

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  Nissan Auto Receivables Owner
    Trust, Series 04-C, Class A3
    2.85%                               10/15/07     $  550    $   543,208
  Option One Mortgage Loan Trust,
    Series 01-4, Class A
    3.15%(b)                            01/25/32         42         42,320
  Permanent Financing PLC, Series 6,
    Class 2A
    2.55%(b)                            12/10/11        425        425,332
  Residential Accredit Loans, Inc.,
    Series 01-QS19, Class A1
    6.00%                               12/25/16        398        397,526
  Residential Asset Securities Corp.,
    Series 01-KS4, Class AIB
    3.17%(b)                            05/25/32        474        474,401
  Saxson Asset Securities Trust, Series
    02-3, Class AV
    3.25%                               12/25/32        375        375,485
  Sears Credit Account Master Trust,
    Series 00-2, Class A
    6.75%                               09/16/09        325        329,616
  Standard Credit Card Master Trust,
    Series 95-9, Class A
    6.55%                               10/07/07        600        609,261
  USAA Auto Owner Trust, Series 03-1,
    Class A3
    1.58%                               06/15/07        480        476,335
  USAA Auto Owner Trust, Series 04-1,
    Class A3
    2.06%                               04/15/08        600        590,099
  USAA Auto Owner Trust, Series 04-2,
    Class A3
    3.03%                               06/16/08        250        246,690
  USAA Auto Owner Trust, Series 05-1,
    Class A2
    3.55%                               09/17/07        350        349,234
  USAA Auto Owner Trust, Series 05-1,
    Class A3
    3.93%                               07/15/09        325        322,969
  Vanderbilt Mortgage and Finance,
    Inc., Series 99-D, Class IA3
    7.06%(b)                            10/07/17         68         68,712
  WFS Financial Owner Trust, Series
    02-4, Class A3A
    2.39%                               08/20/07        407        406,253
  WFS Financial Owner Trust, Series
    02-4, Class A4A
    3.11%                               08/20/10        425        419,264

                                                               ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $31,439,567)                                            31,306,082
                                                               -----------
CORPORATE BONDS - 5.0%
Banks - 0.7%
  Banc One Corp., Senior Unsecured
    Notes
    2.62%                               06/30/08         20         18,884
  Bank of America Corp., Senior
    Unsecured Notes
    3.88%                               01/15/08        100         98,712
    3.25%                               08/15/08         20         19,259
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                               05/30/07        150        152,955

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              31

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
CORPORATE BONDS (Continued)
Banks (Continued)
  U.S. Central Credit Union, Unsecured
    Notes
    2.75%                               05/30/08     $   30    $   28,568
  Wells Fargo & Co., Senior Unsecured
    Notes
    5.12%                               02/15/07        180       183,197

                                                               ==========
                                                                  501,575
                                                               ----------
Beverages & Bottling - 0.2%
  Cadbury Schweppes PLC,
    Unsecured Notes
    3.88%(c)                            10/01/08         40        39,000
                                                               ----------
Entertainment & Leisure - 0.0%
  Time Warner Cos., Inc., Debentures
    8.18%                               08/15/07         25        26,926
                                                               ----------
Finance - 2.6%
  ASIF Global Financing, Unsecured
    Notes
    3.90%(c)                            10/22/08         20        19,566
  Citigroup, Inc., Senior Unsecured
    Notes
    3.50%                               02/01/08        200       196,102
  Diageo Capital PLC, Notes
    3.38%                               03/20/08         15        14,593
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(b)                            07/16/07      1,450     1,448,630
  Golden West Financial Corp., Senior
    Unsecured Notes
    4.12%                               08/15/07         15        14,974
  Household Finance Corp., Unsecured
    Notes
    4.12%                               12/15/08        150       147,414

                                                               ==========
                                                                1,841,279
                                                               ----------
Food & Agriculture - 0.2%
  General Mills, Inc., Senior Unsecured
    Notes
    6.45%                               10/15/06        100       103,313
  Kellogg Co., Unsecured Notes
    2.88%                               06/01/08         50        47,641

                                                               ==========
                                                                  150,954
                                                               ----------
Oil & Gas - 0.2%
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    5.38%                               11/01/06        130       132,660
                                                               ----------
Pharmaceuticals - 0.5%
  Merck & Co., Inc., Senior Unsecured
    Notes
    5.25%                               07/01/06         50        50,663
  Merck & Co., Inc., Unsecured Notes
    4.73%(b)(c)                         02/22/06        300       301,640

                                                               ==========
                                                                  352,303
                                                               ----------
Railroad & Shipping - 0.2%
  Canadian National Railway Co.,
    Senior Notes
    6.45%(b)                            07/15/06        125       128,485
                                                               ----------
Retail Merchandising - 0.0%
  Federated Department Stores, Inc.,
    Senior Unsecured Notes
    6.62%                               09/01/08         25        26,328
                                                               ----------

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
CORPORATE BONDS (Continued)
Telecommunications - 0.2%
  Verizon Global Funding Corp., Senior
    Unsecured Notes
    6.12%                               06/15/07     $  125    $  129,701
  Vodafone Group PLC, Senior
    Unsecured Notes
    3.95%                               01/30/08         10         9,881

                                                               ==========
                                                                  139,582
                                                               ----------
Yankee - 0.2%
  Province of British Columbia
    5.38%                               10/29/08         15        15,540
  Province of Quebec, Debentures
    7.00%                               01/30/07         15        15,754
  Republic of Italy, Unsecured Notes
    2.75%                               12/15/06        125       122,545

                                                               ==========
                                                                  153,839
                                                               ----------
TOTAL CORPORATE BONDS
  (Cost $3,522,608)                                             3,492,931
                                                               ----------
TAXABLE MUNICIPAL BONDS - 0.1%
  New York Sales Tax Asset
    Receivables Corp. Revenue
    Bonds, Series 04, Class B
    3.29%
  (Cost $80,000)                        10/15/07         80        78,270
                                                               ----------
SHORT TERM INVESTMENTS - 0.2%
  Galileo Money Market Fund
  (Cost $137,634)
                                                        138       137,634
                                                               ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ENHANCED INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                               VALUE
                                         ----------------
TOTAL INVESTMENTS IN SECURITIES -  124.4%
  (Cost $87,820,587(a))                   $  87,423,753
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (24.4)%                         (17,127,802)
                                          -------------
  (including $16,403,337 of payable for
  financing transactions)
NET ASSETS - 100.0%
  (Applicable to 3,030,627 BlackRock
  shares, 4,069,084 Institutional
  shares, 5,004 Service shares and 10
  Investor A shares outstanding)          $  70,295,951
                                          =============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BLACKROCK SHARE
  ($29,988,786/3,030,627)               $  9.90
                                        =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($40,257,981/4,069,084)               $  9.89
                                        =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
       ($49,084/5,004)                  $  9.81
                                        =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
             ($100/10)(f)               $  9.88
                                        =======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
         ($9.88/0.970)                  $ 10.19
                                        =======

-------------------

 (a) Cost for Federal income tax purposes is $87,825,342. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $  38,444
      Gross unrealized depreciation                                    (440,033)
                                                                      ---------
                                                                      $(401,589)
                                                                      =========

     (b) Rates shown are the rates as of March 31, 2005.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 0.9% of its net assets, with a current market value of $656,054 in securities restricted as to resale.
     (d) Rates shown are the effective yields as of March 31, 2005.
 (e) Securities, or a portion thereof, pledged as collateral with a value of
       $654,927 on 10 long U.S. Treasury Note futures contracts and 74 short
       U.S. Treasury Note futures contracts expiring June 2005.  The value of such contracts on March 31, 2005 was $9,993,844 with an unrealized gain of $47,156 (including commissions of $185).
  (f) Exact net assets and shares outstanding at March 31, 2005 were $100.32 and 10.156, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              33

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          LOW DURATION BOND PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                  NUMBER
                                OF SHARES      VALUE
                               ----------- -------------
PREFERRED STOCKS - 0.4%
  Raytheon Co. Trust I, 7.00%
  (Cost $7,762,494)             145,000     $7,607,135
                                            ----------

                                              PAR
                              MATURITY       (000)
                           -------------- -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 70.5%
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
        2.88%(b)               09/15/05    $119,334      119,153,925
        1.88%(b)               02/15/06      39,350       38,750,857
        3.88%(b)               11/10/08      82,040       82,171,850
  Federal National Mortgage
    Association, Bonds
        2.77%(b)               12/29/06       7,640        7,486,772
  Federal National Mortgage
    Association, Unsecured Notes
        2.71%(b)               01/30/07      44,825       43,822,758
  Small Business Administration
    Participation Certificates, Series
    97, Class A
        3.35%                  08/15/22       1,061        1,008,550
  U.S. Treasury Bonds
       10.00%(c)(d)            05/15/10      67,419       67,982,555
       12.75%(d)               11/15/10      26,700       28,231,085
       10.38%(c)               11/15/12       9,020       10,449,814
  U.S. Treasury Notes
        1.62%(d)               04/30/05      67,620       67,556,572
        6.75%                  05/15/05      28,700       28,835,665
        1.25%                  05/31/05      29,125       29,055,595
        1.50%               07/05-03/06      47,405       46,905,740
        2.00%(d)               08/31/05      42,630       42,450,144
        5.75%                  11/15/05      31,795       32,278,125
        5.88%                  11/15/05      15,050       15,291,041
        2.25%(d)               04/30/06     163,210      161,036,043
        2.75%(d)               07/31/06     148,655      146,988,429
        2.50%(d)               10/31/06     153,325      150,522,066
        2.88%(d)               11/30/06      94,380       93,096,998
        3.00%                  12/31/06       1,220        1,204,512
        3.38%(d)               02/28/07         450          446,713

                                                         ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $1,228,264,575)                                1,214,725,809
                                                       -------------
MORTGAGE PASS-THROUGHS - 10.5%
  Federal Home Loan Mortgage Corp.
        8.25%                  06/01/09           5            4,763
        5.00%                  11/15/16       7,835        7,896,717
        7.00%                  11/15/21       2,588        2,591,757
        5.50%                  03/15/26      12,838       13,051,996
  Federal Home Loan Mortgage Corp.
    ARM
        5.18%(b)               07/01/20         772          779,029
        4.12%(b)               09/01/23         664          678,365
        2.77%(b)               06/01/28       1,491        1,478,108
        7.36%(b)               03/01/31         102          104,818
        3.54%(b)               05/01/34       5,845        5,690,316
        3.35%(b)               07/01/34       1,502        1,484,007
        3.57%(b)               07/01/34       4,533        4,504,508
        4.31%(b)               11/01/34      19,294       19,007,212

                                                               PAR
                                                MATURITY      (000)        VALUE
                                             -------------- --------- --------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association
    6.50%                                        11/01/08    $   581   $    600,623
    5.50%                                     02/09-06/09        148        150,476
    6.00%                                     03/12-02/17      1,489      1,545,803
    4.00%                                        10/25/16      3,599      3,601,115
  Federal National Mortgage
    Association 1Year CMT
    6.05%(b)                                     09/01/29        137        142,166
    4.21%(b)                                     12/01/30        968        996,660
    6.64%(b)                                     12/01/31      1,029      1,056,882
    5.58%(b)                                     08/01/32      2,357      2,411,812
    5.53%(b)                                     01/01/33      5,300      5,332,491
  Federal National Mortgage
    Association ARM
    4.18%(b)                                     10/01/33      1,237      1,233,289
    4.30%(b)                                     01/01/34      1,098      1,085,861
    4.02%(b)                                     04/01/34      1,061      1,049,175
    3.94%(b)                                     05/01/34     21,738     21,440,944
    4.56%(b)                                     02/01/35     28,491     28,258,746
    6.17%(b)                                     04/01/40      3,394      3,469,865
  Federal National Mortgage
    Association COFI
    4.81%(b)                                     05/01/27        161        164,235
  Federal National Mortgage
    Association MULTI
    3.44%(b)                                     12/01/09      8,499      8,575,134
  Government National Mortgage
    Association
    7.25%                                        04/15/06          3          2,921
    6.00%                                     12/08-02/11      1,012      1,046,211
    6.50%                                        06/15/09        831        861,487
    5.00%                                        09/20/21        552        552,087
  Government National Mortgage
    Association 1 Year CMT
    3.75%                                        05/20/34     15,476     15,398,892
  Government National Mortgage
    Association II Hybrid
    3.75%                                        06/20/34     22,603     22,490,521
  MLCC Mortgage Investors, Inc.,
    Series 97-B, Class A
    2.87%(b)                                     03/15/26      1,912      1,915,707
  MLCC Mortgage Investors, Inc.,
    Series 99-A, Class A
    3.19%(b)                                     03/15/25        988        992,949

                                                                       ============
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $182,508,915)                                                   181,647,648
                                                                       ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 1.5%
  Federal National Mortgage
    Association Grantor Trust, Series
    02-T6, Class A1
    3.31%(b)                                     02/25/32      2,765      2,691,623
  Federal National Mortgage
    Association, Series 04-W10, Class
    A1
    5.75%                                        08/25/34     23,681     24,022,385

                                                                       ============
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $27,033,066)                                                     26,714,008
                                                                       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
34

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                             PAR
                                               MATURITY     (000)        VALUE
                                              ---------- ---------- --------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 14.3%
  Bayview Financial Acquisition Trust,
    Series 98-1, Class A1
    7.01%(e)                                  05/25/29    $    726   $    726,172
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
    3.22%(b)                                  11/25/34      17,890     17,936,068
  Bear Stearns Mortgage Trust, Series
    04-7, Class 4A
    3.18%(b)                                  10/25/34      18,531     18,646,693
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                     09/15/30      11,962     12,379,442
  Countrywide Home Loans, Series
    01-HYB1, Class A1
    3.90%(b)                                  06/19/31         226        224,794
  Countrywide Home Loans, Series
    04-29, Class 1A1
    2.92%(b)                                  02/25/35      14,555     14,633,538
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 98-C2,
    Class A2
    6.30%                                     11/11/30       8,503      8,975,202
  First Republic Mortgage Loan Trust,
    Series 00-FRB1, Class A2
    4.06%(b)                                  06/25/30         910        909,348
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                     08/15/36       9,161      9,995,633
  Goldman Sachs Mortgage Securities
    Corp. II, Series 98-C1, Class A3
    6.14%                                     10/18/30      13,273     13,852,833
  Goldman Sachs Mortgage Securities
    Corp. II, Series 00-1, Class A
    3.20%                                     06/20/24         805        806,224
  Goldman Sachs Mortgage Securities
    Corp. II, Series 03-C1, Class X2
    (IO)
    3.41%(f)                                  01/10/40     253,240      8,040,685
  Goldman Sachs Mortgage Securities
    Corp., Series 04-11, Class 2A2
    3.17%(b)                                  12/25/34      16,347     16,374,865
  GSR Mortgage Loan Trust, Series
    04-9, Class 3A1
    3.69%                                     08/25/34      23,481     23,480,513
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    96-C2, Class A
    7.51%(b)                                  10/25/26          38         38,088
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C5,
    Class A1
    6.41%                                     01/15/10      11,618     12,092,944
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 03-C3,
    Class XCP (IO)
    3.53%(f)                                  02/15/37      43,275      1,817,974
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 03-C5,
    Class XCP (IO)
    2.59%(f)                                  04/15/37     193,402      6,041,144
  MortgageIT Trust, Series 04-1, Class
    A1
    3.24%(b)                                  11/25/34      21,204     21,278,416
  Nationslink Funding Corp., Series 99,
    Class 1
    6.32%                                     01/20/31      10,895     11,432,797

                                                             PAR
                                               MATURITY     (000)        VALUE
                                              ---------- ---------- --------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Residential Funding Mortgage
    Securities I, Inc., Series 04-SRI,
    Class A1
    5.50%                                     09/25/33    $ 14,551   $ 14,740,046
  Structured Asset Securities Corp.,
    Series 04-3AC, Class A2
    4.92%(b)                                  03/25/34      16,352     16,318,915
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    3.15%(b)                                  09/25/34      13,479     13,482,781
  Washington Mutual Mortgage Loan
    Trust, Series 03-AR10, Class A6
    4.08%(b)                                  10/25/33         550        541,056
  Washington Mutual Mortgage
    Securities Corp., Series 02-AR1,
    Class IA1
    4.40%(b)                                  11/25/30       1,239      1,243,965
  Washington Mutual Mortgage
    Securities Corp., Series 02-AR2,
    Class 3A1
    5.77%(b)                                  08/25/32       1,155      1,156,040

                                                                     ============
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $248,055,289)                                                 247,166,176
                                                                     ------------
PROJECT LOANS - 0.0%
  Federal Housing Authority, Series 82
    7.43%
  (Cost $23,139)                              09/01/22          23         24,107
                                                                     ------------
ASSET BACKED SECURITIES - 20.6%
  Amresco Independence Funding,
    Inc., Series 99-1, Class A
    3.25%(b)(e)                               06/15/26       5,638      5,590,743
  Bank One Issuance Trust, Series
    04-A2, Class A2
    2.84%(b)                                  10/15/09      15,000     15,005,217
  BMW Vehicle Owner Trust, Series
    05-A, Class A3
    4.02%                                     02/25/09      14,075     14,038,686
  Business Loan Express, Inc., Series
    98-1, Class A
    4.50%(b)(e)                               01/15/25         448        439,394
  Capco America Securitization Corp.,
    Series 98-D7, Class PS1 (IO)
    8.89%(f)                                  10/15/30      35,923      1,522,262
  Capital Auto Receivables Asset Trust,
    Series 02-3, Class A3
    3.58%(c)                                  10/16/06       5,879      5,888,537
  Capital Auto Receivables Asset Trust,
    Series 02-5, Class A4
    2.92%                                     04/15/08      18,950     18,843,780
  Capital Auto Receivables Owner
    Trust, Series 04-2. Class A2
    3.35%                                     02/15/08      18,300     18,128,438
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                     06/15/10      13,875     13,548,799
  Chase Manhattan Auto Owner Trust,
    Series 02-B, Class A4
    4.21%                                     01/15/09      13,251     13,307,816
  Citibank Credit Card Issuance Trust,
    Series 03-A2, Class A2
    2.70%                                     01/15/06      16,395     16,275,331
  Citibank Credit Card Issuance Trust,
    Series 04, Class A1
    2.55%                                     01/20/09      17,550     17,076,326

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              35

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- --------------
ASSET BACKED SECURITIES (Continued)
  Citibank Credit Card Issuance Trust,
    Series 04-A4, Class A4
    3.20%                                08/24/07    $16,700    $ 16,309,220
  Daimler Chrysler Auto Trust, Series
    03-B, Class A3
    2.25%                                08/08/07     19,225      19,074,814
  Epoch, Series 02, Class 2l
    2.97%(b)                             05/30/07      8,500       8,534,000
  Ford Credit Auto Owner Trust, Series
    05-A, Class A3
    3.48%                                11/17/08     17,500      17,349,675
  Green Tree Financial Corp., Series
    93-4, Class A5
    7.05%                                01/15/19      2,035       2,120,370
  Green Tree Financial Corp., Series
    96-8, Class A6
    7.60%                                10/15/27      4,769       5,037,959
  Green Tree Financial Corp., Series
    98-6, Class A6
    6.27%                                06/01/30        301         305,974
  Green Tree Financial Corp., Series
    99-2, Class A3
    6.08%                                12/01/30      8,209       8,328,881
  Heller Financial Commercial
    Mortgage Asset Corp., Series 98-1,
    Class A
    3.12%(b)(e)                          07/15/24      2,944       2,855,217
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A2
    2.52%                                02/15/07     15,968      15,919,027
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A3
    3.30%                                06/16/08     17,915      17,764,156
  Honda Auto Receivables Owner
    Trust, Series 04-3, Class A3
    3.01%                                10/20/08     15,350      15,084,598
  IFC Small Business Administration
    Loan-Backed Certificates, Series
    97-1, Class A
    3.50%(b)(e)                          01/15/24      1,014         973,226
  MBNA Master Credit Card Trust,
    Series 99-L, Class A
    3.06%(b)                             03/16/09     21,175      21,252,282
  Missouri Higher Education Loan
    Authority, Series 97, Class P
    3.48%(b)                             07/25/08        608         607,853
  The Money Store Small Business
    Administration Loan-Backed
    Securities, Series 96-2, Class A
    3.36%(b)                             04/15/24        262         248,128
  The Money Store Small Business
    Administration Loan-Backed
    Securities, Series 97-1, Class A
    3.25%(b)                             01/15/25        717         673,334
    3.40%(b)                             04/15/28        902         839,996
  The Money Store Small Business
    Administration Loan-Backed
    Securities, Series 97-1, Class B
    3.73%(b)                             01/15/25        408         383,126
  Mortgage Capital Funding, Inc.,
    Series 98-MC1, Class X (IO)
    8.50%(f)                             03/18/30     78,155       1,205,215
  PBG Equipment Trust, Series 00-1A,
    Class A
    6.27%(e)                             01/20/12      1,882       1,898,031

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- --------------
ASSET BACKED SECURITIES (Continued)
  PMC Capital Limited Partnership,
    Series 98-1, Class A
    4.25%(b)(e)                          04/01/21    $ 3,484    $  3,545,615
  PMC Capital Small Business
    Administration Loan-Backed
    Adjustable Rate Certificates, Series
    97-1, Class B
    3.95%(b)(e)                          09/15/23        156         156,195
  PMC Capital Small Business
    Administration Loan-Backed
    Certificates, Series 97-1, Class A
    3.60%(b)(e)                          09/15/23        489         492,396
  Residential Accredit Loans, Inc.,
    Series 01-QS19, Class A1
    6.00%                                12/25/16        628         628,181
  Sears Credit Account Master Trust,
    Series 00-2, Class A
    6.75%                                09/16/09     10,766      10,918,898
  Structured Asset Receivables Trust,
    Series 03-1
    2.13%(e)                             01/21/10     16,411      16,411,002
  SWB Loan Backed Certificates,
    Series 98-1, Class AV
    3.25%(b)                             09/15/24        851         812,868
  Toyota Auto Receivables Owner
    Trust, Series 02-A, Class A4
    4.00%                                07/15/08      7,853       7,861,618
  USAA Auto Owner Trust, Series 05-1,
    Class A2
    3.55%                                09/17/07      9,850       9,828,453
  USAA Auto Owner Trust, Series 05-1,
    Class A3
    3.93%                                07/15/09      8,650       8,595,938

                                                                ============
TOTAL ASSET BACKED SECURITIES
  (Cost $357,312,004)                                            355,681,575
                                                                ------------
CORPORATE BONDS - 10.3%
Banks - 2.2%
  Bank of America Corp., Senior
    Unsecured Notes
    3.25%                                08/15/08      2,175       2,094,418
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    6.00%                                08/01/08      3,180       3,326,808
  State Street Capital Trust II, Capital
    Securities
    3.29%(b)                             02/15/08      1,700       1,705,899
  U.S. Bank N.A., Subordinated Notes
    6.50%                                02/01/08      3,580       3,771,935
  U.S. Central Credit Union, Unsecured
    Notes
    2.75%                                05/30/08      3,700       3,523,399
  Wells Fargo & Co., Senior Unsecured
    Notes
    3.11%(b)                             09/15/09     22,515      22,519,278
  Wells Fargo Co., Unsecured Notes
    3.50%                                04/04/08      1,200       1,168,332

                                                                ============
                                                                  38,110,069
                                                                ------------
Beverages & Bottling - 0.3%
  Cadbury Schweppes PLC,
    Unsecured Notes
    3.88%(e)                             10/01/08      4,790       4,670,298
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
36

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- --------------
CORPORATE BONDS (Continued)
Energy & Utilities - 0.4%
  Dominion Resources, Inc., Senior
    Unsecured Notes
    3.66%                                11/15/06    $ 4,550    $  4,514,460
  Virginia Electric & Power Co., Senior
    Unsecured Notes
    5.75%                                03/31/06      2,315       2,353,796

                                                                ============
                                                                   6,868,256
                                                                ------------
Entertainment & Leisure - 0.4%
  Time Warner Cos., Inc., Debentures
    8.18%                                08/15/07      3,354       3,612,373
  Time Warner Cos., Inc., Senior Notes
    7.75%                                06/15/05      2,500       2,521,022

                                                                ============
                                                                   6,133,395
                                                                ------------
Finance - 3.9%
  ASIF Global Financing, Unsecured
    Notes
    3.90%(b)(e)                          10/22/08      2,540       2,484,857
  Citigroup, Inc., Senior Unsecured
    Notes
    3.50%                                02/01/08      5,200       5,098,652
  Diageo Capital PLC, Notes
    3.38%                                03/20/08      2,840       2,762,877
  Eksportfinans, Unsecured Notes
    3.38%                                01/15/08      9,315       9,107,676
  General Electric Capital Corp., Notes
    8.75%                                05/21/07      5,320       5,806,615
  General Electric Capital Corp., Senior
    Unsecured Notes
    6.00%                                06/15/12        680         720,282
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(b)                             07/16/07     34,750      34,642,794
  Household Finance Corp., Unsecured
    Notes
    4.12%                                12/15/08      4,375       4,299,575
  Nationwide Building Society, Senior
    Unsecured Notes
    3.50%(e)                             07/31/07      1,975       1,937,752
  SLM Corp., Senior Unsecured Notes
    3.62%                                03/17/08        650         635,223

                                                                ============
                                                                  67,496,303
                                                                ------------
Food & Agriculture - 1.0%
  General Mills, Inc., Senior Unsecured
    Notes
    6.45%                                10/15/06     11,430      11,808,676
  Kellogg Co., Unsecured Notes
    2.88%                                06/01/08      5,865       5,588,272

                                                                ============
                                                                  17,396,948
                                                                ------------
Pharmaceuticals - 0.5%
  Merck & Co., Inc., Senior Unsecured
    Notes
    5.25%                                07/01/06      1,750       1,773,226
  Merck & Co., Inc., Unsecured Notes
    4.73%(b)(e)                          02/22/06      6,800       6,837,162

                                                                ============
                                                                   8,610,388
                                                                ------------

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- --------------
CORPORATE BONDS (Continued)
Railroad & Shipping - 0.2%
  Canadian National Railway Co.,
    Senior Notes
    6.45%(b)                             07/15/06    $ 3,970    $  4,080,680
                                                                ------------
Retail Merchandising - 0.0%
  Federated Department Stores, Inc.,
    Senior Unsecured Notes
    6.62%                                09/01/08        800         842,505
                                                                ------------
Telecommunications - 0.4%
  Verizon Global Funding Corp., Senior
    Unsecured Notes
    6.12%                                06/15/07      5,415       5,618,657
  Vodafone Group PLC, Senior
    Unsecured Notes
    3.95%                                01/30/08      1,543       1,524,660

                                                                ============
                                                                   7,143,317
                                                                ------------
Yankee - 1.0%
  Province of British Columbia
    5.38%                                10/29/08      1,840       1,906,179
  Province of Quebec, Debentures
    7.00%                                01/30/07      1,910       2,006,044
  Republic of Italy, Unsecured Notes
    2.75%                                12/15/06     13,100      12,842,717

                                                                ============
                                                                  16,754,940
                                                                ------------
TOTAL CORPORATE BONDS
  (Cost $179,877,785)
                                                                 178,107,099
                                                                ------------
FOREIGN BONDS - 1.8%
  Bundesrepublic Deutschland (EUR)
    4.75%                                07/04/34      2,275       3,273,329
    4.00%                                01/04/37      4,025       5,137,179
  Government of New Zealand (NZD)
    7.00%                                07/15/09     32,000      23,382,065

                                                                ============
TOTAL FOREIGN BONDS
  (Cost $31,567,542)                                              31,792,573
                                                                ------------
TAXABLE MUNICIPAL BONDS - 0.6%
  New York Sales Tax Asset
    Receivables Corp. Revenue
    Bonds, Series 04, Class B
    3.29%                                10/15/07      2,640       2,582,923
  Texas Public Finance Authority
    Unemployment Compensation
    Obligation Assessment Revenue
    Bonds, Series 03, Class B
    2.62%                                06/15/06      7,430       7,319,442

                                                                ============
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $10,061,536)
                                                                   9,902,365
                                                                ------------
SHORT TERM INVESTMENTS - 0.2%
  Federal Home Loan Bank, Discount
    Notes
    2.55%                                04/01/05        400         400,000
  Galileo Money Market Fund
                                                       3,466       3,466,458

                                                                ============
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,866,458)
                                                                   3,866,458
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              37

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                 VALUE
                                           -----------------
TOTAL INVESTMENTS IN SECURITIES -
130.7%
  (Cost $2,276,332,803(a))                     $2,257,234,953
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (30.7)%
  (including $544,409,991 of
  payable for financing transactions)            (530,779,183)
                                               --------------
NET ASSETS - 100.0%
  (Applicable to 70,603,049
  BlackRock shares, 42,344,659
  Institutional shares, 37,269,753
  Service shares, 8,180,107
  Investor A shares, 5,482,102
  Investor B shares and 9,047,281
  Investor C shares outstanding)               $1,726,455,770
                                               ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BLACKROCK SHARE
  ($704,586,480/70,603,049)              $  9.98
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($422,890,520/42,344,659)              $  9.99
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($372,209,237/37,269,753)              $  9.99
                                         =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
    ($81,716,412/8,180,107)              $  9.99
                                         =======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
              ($9.99/0.970)              $ 10.30
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
    ($54,744,711/5,482,102)              $  9.99
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
    ($90,308,410/9,047,281)              $  9.98
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $2,276,577,679. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $  8,729,463
      Gross unrealized depreciation                                       (28,072,189)
                                                                         ------------
                                                                         $(19,342,726)
                                                                         ============

     (b) Rates shown are the rates as of March 31, 2005.

  (c) Securities, or a portion thereof, pledged as collateral with a value of
       $7,480,428 on 1,029 long U.S. Treasury Note futures contracts and 2,534 short U.S. Treasury Note futures contracts and 223 short Euro Bobl futures contracts expiring June 2005 and 220 long Euro-dollar futures contracts expiring September 2005 and 220 long Euro-dollar futures expiring December 2005.  The value of such contracts on March 31, 2005 was $622,764,790, with an unrealized gain of $1,574,598 (including commissions of $9,843).
     (d) Securities, or a portion thereof, subject to financing transactions.
 (e) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 2.8% of its net assets, with a current market value of $49,018,060, in securities restricted as to resale.
  (f) Rates shown are the effective yields as of March 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
38

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 66.1%
  Federal Home Loan Bank,
    Unsecured Notes
     2.40%                                       03/30/07    $ 6,000    $  5,818,464
     3.00%                                       04/30/07      5,010       4,910,346
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
     2.50%                                       08/24/06      4,525       4,442,717
     2.75%                                       09/15/06      8,100       7,973,713
     3.01%                                    04/07-04/07     10,760      10,556,036
  Federal National Mortgage
    Association, Debentures
     5.88%                                       02/02/06      3,800       3,866,040
  Federal National Mortgage
    Association, Unsecured Notes
     2.10%                                       04/19/06      5,400       5,307,525
     2.00%                                       04/20/06      5,100       5,007,200
     2.75%                                       05/10/06      5,925       5,857,846
     2.80%                                       11/17/06      5,000       4,910,985
     2.71%                                       01/30/07      7,275       7,112,338
     3.00%                                       02/23/07      5,000       4,907,775
     7.12%                                       06/15/10     37,575      41,973,154
     6.62%                                       11/15/10      5,000       5,493,850
     4.75%                                       02/21/13      1,595       1,564,435
     4.12%                                       04/15/14     18,475      17,538,576
  Overseas Private Investment Co.
     3.42%                                       01/15/15      2,924       2,759,464
  Small Business Administration
    Participation Certificates, Series
    96-20H, Class 1
     7.25%                                       08/01/16      1,905       2,011,044
  Small Business Administration
    Participation Certificates, Series
    96-20J, Class 1
     7.20%                                       10/01/16      1,673       1,762,823
  Small Business Administration
    Participation Certificates, Series
    98-20J, Class 1
     5.50%                                       10/01/18      2,791       2,852,652
  U.S. Treasury Bonds
    10.75%                                       08/15/05     18,750      19,294,912
    12.75%                                       11/15/10      2,275       2,405,458
    10.38%                                       11/15/12     37,420      43,351,669
    12.00%                                       08/15/13     17,600      21,965,627
    10.62%                                       08/15/15     26,000      38,955,306
     9.88%                                       11/15/15      7,700      11,105,448
     6.12%                                       11/15/27      4,365       5,101,764
     5.38%                                       02/15/31        425         463,200

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
  U.S. Treasury Notes
     5.75%                                       11/15/05    $   555    $    563,433
     1.62%                                       02/28/06      1,180       1,161,193
     2.75%                                       06/30/06     10,880      10,770,351
     7.00%                                       07/15/06     17,175      17,900,920
     2.38%                                       08/15/06      7,775       7,644,708
     2.50%(b)                                    10/31/06     53,145      52,173,456
     3.38%(b)                                 02/07-10/09      6,615       6,478,139
     2.62%                                       03/15/09      2,135       2,022,912
     4.00%                                    06/09-02/15     10,525      10,250,245
     3.50%                                       12/15/09      1,955       1,899,022
     3.62%                                       01/15/10     34,110      33,293,236
     6.50%                                       02/15/10     24,600      27,087,872
     4.88%(b)                                    02/15/12     11,320      11,689,224
     4.25%(b)                                    11/15/14     12,615      12,354,324

                                                                        ============
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $488,794,243)
                                                                         484,559,402
                                                                        ------------
MORTGAGE PASS-THROUGHS - 21.0%
  Federal Home Loan Mortgage Corp.
     9.00%                                       12/01/09        519         551,163
  Federal Home Loan Mortgage Corp.
    ARM
     3.54%(c)                                    05/01/34      4,421       4,304,567
     3.57%(c)                                    07/01/34      4,421       4,392,994
     3.74%(c)                                    07/01/34      2,646       2,576,330
     4.41%(c)                                    11/01/34      3,439       3,399,806
     4.32%(c)                                    02/01/35     10,175      10,019,831
     4.78%(c)                                    03/01/35     12,200      12,139,000
     4.80%(c)                                    03/01/35     12,000      11,940,000
  Federal National Mortgage
    Association
     8.00%                                    04/08-06/08        895         928,696
     6.50%                                    05/08-12/29      4,204       4,360,274
     8.50%                                    02/09-08/09        964       1,012,220
     9.00%                                    05/09-04/16        847         898,525
     6.00%                                    05/13-04/16        452         465,063
     7.00%                                    01/17-04/32      2,112       2,223,444
     5.00%                                    06/18-06/23      3,680       3,658,862
     4.50%                                       10/01/18      1,299       1,272,893
     5.50%                                       01/01/24      1,161       1,171,829
     7.50%                                       07/01/29        909         971,923

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              39

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                            PAR
                                              MATURITY     (000)        VALUE
                                             ---------- ---------- --------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association ARM
     6.09%(c)                                10/01/08    $ 6,763    $  7,037,318
     4.47%(c)                                12/01/32      6,339       6,428,783
     4.02%(c)                                04/01/34      2,498       2,469,932
     3.90%(c)                                05/01/34      2,747       2,704,052
     4.43%(c)                                06/01/34     10,552      10,463,746
     3.72%(c)                                07/01/34      3,696       3,612,809
     4.50%(c)                                07/01/34     12,354      12,327,022
     4.84%(c)                                11/01/34      2,823       2,814,493
     4.88%(c)                                11/01/34      2,799       2,793,220
     4.65%(c)                                02/01/35     15,501      15,490,577
  Federal National Mortgage
    Association Hybrid, ARM
     3.48%(c)                                06/01/34      3,115       3,081,627
  Federal National Mortgage
    Association Multi-Family
     6.54%(c)                                12/01/18        565         576,082
  Government National Mortgage
    Association
     6.00%                                   02/15/11        590         612,697
     9.50%                                   09/15/19         47          51,857
     4.50%                                   02/01/35      5,273       5,287,100
  Government National Mortgage
    Association II Hybrid
     3.75%(c)                                06/20/34      3,663       3,645,013
     3.50%                                   07/20/34      8,669       8,503,370
  MLCC Mortgage Investors, Inc.,
    Series 95-C2 (IO)
    10.40%(d)                                06/15/21      3,254          57,134

                                                                    ============
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $154,167,198)                                                154,244,252
                                                                    ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 3.5%
  Federal Home Loan Mortgage Corp.,
    Series 1361, Class I
     6.00%                                   09/15/07        158         159,754
  Federal Home Loan Mortgage Corp.,
    Series 2668, Class AD
     4.00%                                   01/15/15      2,676       2,660,773
  Federal Home Loan Mortgage Corp.,
    Series 2718, Class MR
     4.00%                                   08/15/13      2,788       2,779,871
  Federal Home Loan Mortgage Corp.,
    Series 2730, Class PA
     3.75%                                   03/15/11      4,375       4,378,394
  Federal Home Loan Mortgage Corp.,
    Series 2748, Class LJ
     4.00%                                   03/15/10      2,816       2,822,725
  Federal National Mortgage
    Association Grantor Trust, Series
    02-T6, Class A1
     3.31%(c)                                02/25/32        732         712,711
  Federal National Mortgage
    Association, Series 01-35, Class
    VC
     6.50%                                   07/25/31      4,510       4,593,095
  Federal National Mortgage
    Association, Series 01-T2, Class B
     6.02%                                   11/25/10      3,600       3,837,352

                                                            PAR
                                              MATURITY     (000)        VALUE
                                             ---------- ---------- --------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association, Series 04-W10, Class
    A1
     5.75%                                   08/25/34    $ 3,970    $  4,027,008

                                                                    ============
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $26,056,176)
                                                                      25,971,683
                                                                    ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 7.7%
  Bear Stearns Commercial Mortgage
    Securities, Series 02-TOP6, Class
    A1
     5.92%                                   10/15/36      2,472       2,577,504
  Bear Stearns Commercial Mortgage
    Securities, Series 04-PWR4, Class
    A1
     4.36%                                   06/11/41      2,276       2,260,735
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
     3.22%                                   11/25/34      3,327       3,335,104
  Chase Commercial Mortgage
    Securities Corp., Series 98-2,
    Class A1
     6.02%                                   11/18/30        683         694,460
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 01-33,
    Class 4A1
     6.50%                                   04/25/16         66          66,327
  Deutsche Mortgage Securities, Inc.,
    Series 04-4, Class 3AR1
     3.76%                                   06/25/34      1,535       1,503,143
  First Union National Bank
    Commercial Mortgage Trust, Series
    00-C2, Class A2
     7.20%                                   10/15/32      3,640       4,047,233
  First Union-Lehman Brothers-Bank of
    America, Series 98-C2, Class A1
     6.28%                                   11/18/35        459         458,729
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C1, Class X (IO)
     8.26%(d)                                07/15/27     11,151         436,157
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
     7.18%                                   08/15/36      1,462       1,595,301
  GSR Mortgage Loan Trust, Series
    04-9, Class 3A1
     3.69%                                   08/25/34      3,551       3,550,843
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-CIBC, Class A3
     6.26%                                   03/15/33      1,650       1,770,822
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C5,
    Class A1
     6.41%                                   01/15/10      2,359       2,455,990
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 01-C7,
    Class A3
     5.64%                                   12/15/25      3,902       4,025,529

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
40

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 04-C2,
    Class A2
    3.25%                               03/15/29     $2,100    $ 2,003,223
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 04-C4,
    Class A1
    3.82%                               06/15/29      2,567      2,542,165
  Morgan Stanley Dean Witter Capital
    I, Series 99-WF1, Class A1
    5.91%                               11/15/31      1,226      1,245,780
  Morgan Stanley Dean Witter Capital
    I, Series 02-TOP7, Class A1
    5.38%                               01/15/39      3,870      3,975,254
  MortgageIT Trust, Series 04-1, Class
    A1
    3.24%(c)                            11/25/34      3,499      3,511,440
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    3.15%(c)                            09/25/34      2,167      2,167,625
  Summit Mortgage Trust, Series 00-1,
    Class B1
    6.06%(c)                            12/28/12         68         67,514
  Wachovia Bank Commercial
    Mortgage Trust, Series 03-C5,
    Class A1
    2.99%                               06/15/35      2,633      2,456,745
  Wachovia Bank Commercial
    Mortgage Trust, Series 04-C12,
    Class A1
    3.40%                               07/15/41      2,550      2,494,881
  Washington Mutual Mortgage
    Securities Corp., Series 03-AR11,
    Class A6
    3.98%(c)                            10/25/33      3,275      3,197,196
  Washington Mutual Mortgage
    Securities Corp., Series 03-AR4,
    Class A6
    3.42%(c)                            05/25/33      4,350      4,248,094

                                                               ===========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $57,123,572)                                            56,687,794
                                                               -----------
PROJECT LOANS - 0.3%
  Federal Housing Authority, Merrill
    Lynch Project, Series 29, Class
    1A1
    7.43%                               06/01/22        540        553,982
  Federal Housing Authority, USGI
    Project, Series 56
    7.46%                               01/01/23      1,440      1,480,435

                                                               ===========
TOTAL PROJECT LOANS
  (Cost $2,024,185)                                              2,034,417
                                                               -----------
ASSET BACKED SECURITIES - 3.0%
  Boston Edison Co., Series 99-1,
    Class A4
    6.91%                               09/15/09      4,475      4,651,807
  Capital Auto Receivables Asset Trust,
    Series 02-3, Class A3
    3.58%                               10/16/06      1,913      1,915,548
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                               06/15/10      2,225      2,172,690
  Citibank Credit Card Issuance Trust,
    Series 04-A4, Class A4
    3.20%                               08/24/07      2,700      2,636,821

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  Green Tree Financial Corp., Series
    97-5, Class A7
    7.13%                               05/15/29     $2,335    $ 2,487,403
  MBNA Credit Card Master Note
    Trust, Series 04-A4, Class A4
    2.70%(e)                            09/15/09      3,000      2,918,908
  The Money Store Small Business
    Administration Loan Trust, Series
    99-1, Class A
    3.30%(c)                            07/15/25      1,191      1,181,616
  PMC Capital Small Business
    Administration Loan-Backed
    Certificates, Series 97-1, Class A
    3.60%(c)(f)                         09/15/23        489        492,396
  Structured Asset Receivables Trust,
    Series 03-2
    2.03%(c)                            01/21/09      2,850      2,850,426
  SWB Loan-Backed Certificates,
    Series 99-1, Class A
    7.38%                               05/15/25        953        962,028

                                                               ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $22,125,663)                                            22,269,643
                                                               -----------
CORPORATE BONDS - 2.1%
Finance - 1.6%
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%                               07/16/07      6,650      6,656,185
  Private Export Funding Corp., Senior
    Unsecured Notes
    3.38%                               02/15/09      5,250      5,072,702

                                                               ===========
                                                                11,728,887
                                                               -----------
Oil & Gas - 0.4%
  ENSCO Offshore Co.
    6.36%                               12/01/15      2,548      2,727,431

                                                               ===========
TOTAL CORPORATE BONDS
  (Cost $14,442,713)
                                                                14,456,318
                                                               -----------
TAXABLE MUNICIPAL BONDS - 0.8%
  Stanislaus County, California Taxable
    Pension Obligation Refunding
    Revenue Bonds, Series 95
    7.15%                               08/15/13      3,490      3,921,259
  United States Department of Housing
    and Urban Development, Section
    108 Government Guaranteed
    Participation Certificates, Series
    HUD 2003-A
    4.44%                               08/01/11      2,099      2,071,902

                                                               ===========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $5,589,000)
                                                                 5,993,161
                                                               -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              41

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                    PAR/SHARES
                         MATURITY     (000)        VALUE
                        ---------- ----------- -------------
SHORT TERM INVESTMENTS - 0.8%
  Federal Home Loan
    Bank, Discount
    Notes
    2.55%               04/01/05      $2,900    $2,900,000
  Galileo Money Market Fund            3,208     3,208,036

                                                ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $6,108,036)                              6,108,036
                                                ----------

TOTAL INVESTMENTS IN SECURITIES -
105.3%
  (Cost $776,430,786(a))   772,324,706

                              NUMBER OF
                              CONTRACTS
                          -----------------
CALL OPTIONS WRITTEN - 0.0%
  Federal National
Mortgage
    Association 30Yr
5.5%, Strike
    Price 101.718750,
Expires
    04/06/05
  (Premiums received            (1,400)                (1)
                                                       ---
$37,734)
CALL SWAPTIONS WRITTEN - 0.0%
  Citibank, Strike Price
5.67, Expires
    01/04/10
  (Premiums received              (390)(g)     (204,750)
                                               ----------
$200,460)
PUT SWAPTIONS WRITTEN - 0.0%
  Citibank, Strike Price
5.67, Expires
    01/04/10                      (390)(g)     (159,744)
  Union Bank of
Switzerland, Strike
    Price 5.75, Expires         (2,300)(g)      (35,650)
09/23/05

                                               ==========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received                           (195,394)
                                               ----------
$700,710)

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (5.3)%
  (including $30,573,785 of payable for
financing
  transactions)                               (38,991,528)
                                              -----------
NET ASSETS - 100.0%
  (Applicable to 23,036,823 Institutional
  shares, 136,368 Service shares,
  37,802,483 Investor A shares,
  8,316,929 Investor B shares and
  2,322,348 Investor C shares
  outstanding)                              $ 732,933,033
                                            =============

                                            VALUE
                                         -----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($235,472,416/23,036,823)              $ 10.22
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
       ($1,392,860/136,368)              $ 10.21
                                         =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($387,307,871/37,802,483)              $ 10.25
                                         =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
             ($10.25/0.960)              $ 10.67
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
    ($85,005,817/8,316,929)              $ 10.22
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
    ($23,754,069/2,322,348)              $ 10.23
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $776,673,409. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 8,115,051
      Gross unrealized depreciation                                      (12,463,754)
                                                                         -----------
                                                                         $(4,348,703)
                                                                         ===========

     (b) Securities, or a portion thereof, subject to financing transactions.
     (c) Rates shown are the rates as of March 31, 2005.
     (d) Rates shown are the effective yields as of March 31, 2005.
 (e) Securities, or a portion thereof, pledged as collateral with a value of
       $2,918,908 on 720 short U.S. Treasury Note futures contracts and 32 short U.S. Treasury Bond futures contracts expiring June 2005, 39 long
       Euro-dollar contracts expiring September 2005 and 39 long Euro-dollar contracts expiring December 2005.  The value of such contracts on March
       31, 2005 was $99,444,869, with an unrealized gain of $340,809 (including commissions of $2,212).
  (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 0.1% of its net assets, with a current market value of $492,396, in securities restricted as to resale.
 (g) Each swaption contract is equivalent to $10,000 in notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
42

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          INTERMEDIATE BOND PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                                 PAR
                                                 MATURITY       (000)        VALUE
                                              -------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 33.7%
  Federal Home Loan Mortgage Corp.
    Gold, Unsecured Notes
     4.12%                                        02/24/11    $ 9,890    $  9,595,545
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
     2.60%                                        08/07/06      5,955       5,857,421
     3.75%                                        02/27/09     10,025       9,800,490
     4.75%                                        10/11/12      3,980       3,930,879
     5.00%                                        10/27/14      5,500       5,412,880
  Federal National Mortgage
    Association, Unsecured Notes
     2.15%(b)                                     04/13/06      9,875       9,713,761
     2.74%(b)                                     05/05/06      8,030       7,939,759
     1.75%                                        06/16/06      4,175       4,073,861
     2.71%(b)                                     01/30/07      9,625       9,409,795
     4.75%                                        02/21/13     10,740      10,534,189
  Small Business Administration
    Participation Certificates, Series
    92-20H, Class 1
     7.40%                                        08/01/12        692         726,116
  Small Business Administration
    Participation Certificates, Series
    96-20H, Class 1
     7.25%                                        08/01/16      2,172       2,293,296
  Small Business Administration,
    Series 01-P10, Class B-1
     6.34%                                        08/01/11      2,667       2,778,905
  Small Business Investment Cos.
    Pass-Through, Series 97-P10D,
    Class 1
     6.51%                                        11/10/07         93          96,320
  U.S. Treasury Bonds
    10.00%                                        05/15/10      5,475       5,520,766
    10.38%(c)                                     11/15/12      4,545       5,265,455
     8.12%                                        08/15/19      6,475       8,711,154
     8.75%                                        08/15/20      2,825       4,028,275
     8.00%                                        11/15/21      3,575       4,854,739
     6.12%                                        11/15/27      1,950       2,279,139
  U.S. Treasury Notes
     2.50%                                        09/30/06      1,550       1,523,602
     3.00%                                        12/31/06      8,960       8,846,253
     3.12%(d)                                     01/31/07      9,825       9,713,701
     3.38%                                     02/07-10/09     44,820      43,804,242
     4.00%(d)                                  06/09-02/15     63,380      61,936,499
     3.50%                                        12/15/09      2,085       2,025,300
     3.62%                                        01/15/10        160         156,169
     5.75%                                        08/15/10        975       1,046,297
     5.00%                                        02/15/11      1,005       1,043,826
     4.88%(d)                                     02/15/12     20,690      21,364,846
     4.25%(d)                                     11/15/14     38,945      38,140,241

                                                                         ============
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $306,707,197)                                                     302,423,721
                                                                         ------------
MORTGAGE PASS-THROUGHS - 2.2%
  Federal Home Loan Mortgage Corp.
     3.00%                                        04/19/07      7,820       7,669,362
  Federal Home Loan Mortgage Corp.
    Gold
     7.25%                                        12/01/06          0             243
  Federal National Mortgage
    Association
     5.50%                                        02/01/09        639         646,025
     8.50%                                        08/01/09        230         234,496
     6.00%                                     05/16-02/17        808         834,384

                                                                 PAR
                                                 MATURITY       (000)        VALUE
                                              -------------- ---------- --------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association ARM
     4.02%(b)                                     04/01/34    $ 7,868    $  7,781,379
  Government National Mortgage
    Association
     7.25%                                        04/15/06          8           8,011
  MLCC Mortgage Investors, Inc.,
    Series 95-C2 (IO)
    10.40%(e)                                     06/15/21      5,232          91,876
  Structured Asset Securities Corp.,
    Series 03-AL1, Class A
     3.36%                                        04/25/31      3,085       2,842,782

                                                                         ============
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $20,370,654)
                                                                           20,108,558
                                                                         ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.4%
  Federal Home Loan Mortgage Corp.,
    Series 1361, Class I
     6.00%                                        09/15/07        293         296,685
  Federal Home Loan Mortgage Corp.,
    Series 96T-2, Class A
     7.00%                                        01/25/21        961         970,433
  Federal National Mortgage
    Association Grantor Trust, Series
    02-T6, Class A1
     3.31%(b)                                     02/25/32      2,056       2,001,657
  Federal National Mortgage
    Association, Series 89-16, Class B
    (PO)
    13.92%(e)                                     03/25/19        141         118,259

                                                                         ============
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $3,282,215)
                                                                            3,387,034
                                                                         ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 14.0%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1, Class
    A2
     6.50%                                        04/15/36      4,950       5,362,195
  Banc of America Commerical
    Mortgage, Inc., Series 04-5, Class
    A2
     4.18%                                        11/10/41      5,450       5,352,937
  Bayview Financial Acquisition Trust,
    Series 98-1, Class A1
     7.01%                                        05/25/29        456         456,592
  Bear Stearns Mortgage Trust, Series
    04-12, Class 1A1
     3.20%(b)                                     01/25/35      1,396       1,399,559
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
     3.22%(b)                                     11/25/34      9,984      10,009,963
  Bear Stearns Mortgage Trust, Series
    04-7, Class 4A
     3.18%(b)                                     10/25/34      9,106       9,162,614
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
     6.03%                                        09/15/30      6,135       6,348,976
  Countrywide Home Loans, Series
    04-29, Class 1A1
     2.92%(b)                                     02/25/35      9,248       9,298,589
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 01-33,
    Class 4A1
     6.50%                                        04/25/16        178         179,853

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              43

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- --------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  First Republic Mortgage Loan Trust,
    Series 00-FRB1, Class A2
    4.06%(b)                             06/25/30    $ 1,582    $  1,582,144
  First Union National Bank
    Commercial Mortgage Trust, Series
    00-C2, Class A2
    7.20%                                10/15/32      4,430       4,925,618
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97
    7.43%                                02/21/21        508         521,850
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C1, Class X (IO)
    8.00%(e)                             07/15/27     16,691         652,882
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                08/15/36      4,522       4,933,528
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                                08/16/33      4,690       5,227,739
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    99-C2, Class A1
    7.10%                                10/15/32      3,017       3,130,403
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C5,
    Class A1
    6.41%                                01/15/10      5,046       5,252,743
  MortgageIT Trust, Series 04-1, Class
    A1
    3.24%(b)                             11/25/34     11,061      11,099,799
  NationsLink Funding Corp., Series
    99-SL, Class A6
    6.61%                                04/10/07      4,842       4,919,081
  NYC Mortgage Loan Trust, Series
    96, Class A1
    6.75%                                06/25/11      4,497       4,675,930
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    3.15%(b)                             09/25/34      8,199       8,201,104
  Structured Mortgage Loan Trust,
    Series 04-6, Class 4A1
    4.89%(b)                             06/25/34     11,435      11,230,260
  Summit Mortgage Trust, Series 00-1,
    Class B1
    6.06%(b)                             12/28/12        135         135,028
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-5, Class
    A1
    4.53%(b)                             04/01/34     11,875      11,780,717

                                                                ============
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $126,188,492)                                            125,840,104
                                                                ------------
PROJECT LOANS - 0.3%
  Federal Housing Authority, USGI
    Project, Series 56
    7.46%
  (Cost $1,428,214)                      01/01/23      1,417       1,456,166
                                                                ------------
CERTIFICATE OF DEPOSIT - 0.4%
  State Street Bank & Trust
    2.92%(b)                             12/11/06      2,075       2,073,967

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- --------------
CERTIFICATE OF DEPOSIT (Continued)
  SunTrust Bank, Inc.
    4.42%                                06/15/09    $ 1,375    $  1,365,925

                                                                ============
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $3,449,300)                                                3,439,892
                                                                ------------
ASSET BACKED SECURITIES - 8.3%
  Amresco Independence Funding,
    Inc., Series 00-1, Class A
    3.65%(b)                             01/15/27      1,579       1,563,025
  Boston Edison Co., Series 99-1,
    Class A4
    6.91%                                09/15/09      5,500       5,717,305
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                06/15/10      6,100       5,956,589
  Citibank Credit Card Issuance Trust,
    Series 04, Class A1
    2.55%                                01/20/09      7,880       7,667,319
  Citibank Credit Card Issuance Trust,
    Series 04-A4, Class A4
    3.20%                                08/24/07      8,375       8,179,025
  Daimler Chrysler Auto Trust, Series
    04-5, Class A3
    3.18%                                09/08/08      7,300       7,229,993
  Epoch, Series 02, Class 2l
    2.97%(b)                             05/30/07      4,900       4,919,600
  Green Tree Financial Corp., Series
    96-7, Class A6
    7.65%(c)                             10/15/27      1,498       1,582,444
  GSAA Home Equity Trust, Series
    00-8, Class A3A
    3.22%(b)                             09/25/34      1,895       1,897,011
  IFC Small Business Administration
    Loan-Backed Certificates, Series
    97-1, Class A
    3.50%(b)(f)                          01/15/24        713         684,481
  MBNA Credit Card Master Note
    Trust, Series 04-A4, Class A4
    2.70%                                09/15/09      7,900       7,686,455
  MBNA Master Credit Card Trust,
    Series 96-G, Class A
    2.99%(b)                             12/15/08      4,415       4,424,567
  The Money Store Small Business
    Administration Loan Trust, Series
    96-1, Class A
    3.45%(b)                             07/15/21      1,995       1,923,665
  The Money Store Small Business
    Administration Loan Trust, Series
    97-2, Class A
    3.30%(b)                             02/15/29        882         828,914
  The Money Store Small Business
    Administration Loan Trust, Series
    99-1, Class A
    3.30%(b)                             07/15/25      1,948       1,933,554
  PBG Equipment Trust, Series 00-1A,
    Class A
    6.27%(f)                             01/20/12      1,699       1,713,810
  PMC Capital Limited Partnership,
    Series 98-1, Class A
    4.25%(b)(f)                          04/01/21      1,152       1,172,523
  PMC Capital Small Business
    Administration Loan-Backed
    Certificates, Series 97-1, Class A
    3.60%(b)(f)                          09/15/23        803         807,998

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
44

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  Structured Asset Receivables Trust,
    Series 03-2
    2.03%(b)                           01/21/09    $ 5,908    $ 5,907,738
  SWB Loan-Backed Certificates,
    Series 99-1, Class A
    7.38%                              05/15/25      2,272      2,294,958

                                                              ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $74,287,724)                                           74,090,974
                                                              -----------
CORPORATE BONDS - 39.5%
Aerospace - 0.7%
  Lockheed Martin Corp., Debentures
    7.65%                              05/01/16      1,340      1,601,845
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                              11/16/06      1,445      1,443,497
    7.12%(f)                           02/15/11        935      1,042,700
  Raytheon Co., Senior Notes
    6.75%                              08/15/07      1,752      1,843,363

                                                              ===========
                                                                5,931,405
                                                              -----------
Banks - 10.4%
  American Express Bank Ltd., Bank
    Notes
    2.93%(b)                           11/21/07      3,150      3,149,968
  Banc One Corp., Senior Unsecured
    Notes
    2.62%                              06/30/08        105         99,143
  Bank of America Corp., Senior
    Unsecured Notes
    3.25%                              08/15/08      3,100      2,985,148
  Bank of America Corp., Subordinated
    Notes
    7.20%                              04/15/06        795        818,441
    7.80%                              02/15/10      1,115      1,262,150
  Bank One N.A., Senior Bank Notes
    5.50%                              03/26/07      1,385      1,420,013
  Bank One N.A., Senior Unsecured
    Notes
    3.70%                              01/15/08      2,325      2,285,963
  BankBoston N.A., Subordinated Bank
    Notes
    6.38%                              04/15/08      2,575      2,713,177
  BankBoston N.A., Subordinated
    Notes
    7.00%                              09/15/07        450        478,257
  Depfa ACS Bank, Senior Notes
    3.62%                              10/29/08      5,150      5,088,200
  Deutsche Bank AG, Deposit Notes
    3.84%                              03/15/07      1,975      1,970,260
  Firstar Bank N.A., Subordinated
    Notes
    7.80%(b)                           07/05/10      2,600      2,628,803
  Fleetboston Financial Corp., Senior
    Unsecured Notes
    3.85%                              02/15/08        685        674,179
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.75%(f)                           09/30/08      1,360      1,328,448
  The Huntington National Bank,
    Subordinated Bank Notes
    2.75%                              10/16/06        750        733,995
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                              05/30/07      8,210      8,371,762

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Banks (Continued)
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    6.25%                              02/15/11    $ 1,500    $ 1,605,010
  Landeskreditbank
    Baden-Wurttemberg-Forderbank,
    Unsecured Notes
    3.42%                              07/27/06     18,975     18,842,554
  National City Bank Cleveland, Senior
    Bank Notes
    3.21%(b)                           06/29/09      3,575      3,573,867
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                              10/15/07      1,485      1,460,395
    4.00%                              10/15/08      1,100      1,085,725
  Swedish Export Credit Corp.,
    Unsecured Notes
    3.50%                              01/15/08      6,625      6,496,144
  U.S. Bank N.A., Senior Bank Notes
    2.40%                              03/12/07      4,560      4,415,950
    3.75%                              02/06/09        850        824,338
  U.S. Bank N.A., Subordinated Notes
    6.30%                              07/15/08      1,360      1,437,831
  U.S. Central Credit Union, Unsecured
    Notes
    2.75%                              05/30/08      1,915      1,823,597
  UBS Preferred Funding Trust I,
    Capital Securities
    8.62%(b)                           10/29/49        475        560,286
  Wachovia Corp., Subordinated Notes
    5.62%                              12/15/08      2,150      2,238,593
  Wells Fargo & Co., Senior Unsecured
    Notes
    5.90%                              05/21/06      1,600      1,633,970
    5.25%                              12/01/07      1,700      1,739,550
    3.11%(b)                           09/15/09      2,795      2,795,531
    4.20%                              01/15/10      4,425      4,327,384
  Wells Fargo & Co., Subordinated
    Notes
    5.00%                              11/15/14      1,040      1,029,973
  World Savings Bank, Unsecured
    Notes
    4.12%                              03/10/08      1,375      1,367,299

                                                              ===========
                                                               93,265,904
                                                              -----------
Beverages & Bottling - 0.1%
  Cadbury Schweppes PLC,
    Unsecured Notes
    3.88%(f)                           10/01/08      1,290      1,257,763
                                                              -----------
Broadcasting - 0.4%
  Cox Communications, Inc., Senior
    Unsecured Notes
    7.75%                              11/01/10        295        327,643
    7.12%                              10/01/12        900        981,535
  News America, Inc., Senior
    Unsecured Notes
    5.30%                              12/15/14      2,550      2,504,738

                                                              ===========
                                                                3,813,916
                                                              -----------
Construction - 0.1%
  Pulte Homes, Inc., Senior Unsecured
    Notes
    5.20%                              02/15/15        700        660,950
                                                              -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              45

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
CORPORATE BONDS (Continued)
Energy & Utilities - 1.9%
  Carolina Power & Light, Senior
    Secured Notes
    7.50%                             04/01/05    $ 2,850    $ 2,849,773
  Dominion Resources, Inc., Senior
    Unsecured Notes
    3.66%                             11/15/06      2,250      2,232,425
    5.12%                             12/15/09        455        461,511
  Nisource Finance Corp., Unsecured
    Notes
    3.43%(b)                          11/23/09      2,450      2,467,076
  PECO Energy Co., First Refunding
    Mortgages
    5.95%                             11/01/11      1,900      1,989,941
  Scottish Power PLC, Unsecured
    Notes
    4.91%                             03/15/10      2,300      2,300,331
  TXU Corp., Senior Unsecured Notes
    4.80%(f)                          11/15/09      2,400      2,325,048
  Virginia Electric and Power Co.,
    Unsecured Notes
    5.73%                             11/25/08      2,514      2,587,157

                                                             ===========
                                                              17,213,262
                                                             -----------
Entertainment & Leisure - 0.4%
  TCI Communications, Inc., Senior
    Debentures
    7.88%                             08/01/13        735        853,026
  Time Warner, Inc., Senior Unsecured
    Notes
    6.88%                             05/01/12      1,395      1,524,177
  Turner Broadcasting Corp., Senior
    Notes
    8.38%                             07/01/13        300        357,231
  The Walt Disney Co., Senior
    Unsecured Notes
    6.20%                             06/20/14        475        507,214

                                                             ===========
                                                               3,241,648
                                                             -----------
Finance - 12.3%
  American Express Co., Senior
    Unsecured Notes
    4.38%                             07/30/09        890        880,148
  American Honda Finance Corp.,
    Senior Unsecured Notes
    4.50%(f)                          05/26/09      2,100      2,090,529
  Archstone-Smith Trust Corp., Senior
    Unsecured Notes
    5.00%                             08/15/07        850        859,630
    3.00%                             06/15/08        925        882,348
  ASIF Global Financing, Unsecured
    Notes
    3.85%(f)                          11/26/07      2,945      2,893,639
    3.90%(f)                          10/22/08        320        313,053
  Associates Corp. of North America,
    Senior Notes
    6.25%                             11/01/08      2,000      2,118,334
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
    3.40%(f)                          07/02/07      1,900      1,865,876
    4.12%                             01/15/10      2,565      2,499,132
  Cable and Wireless Optus Finance
    Ltd., Unsecured Notes
    8.00%(f)                          06/22/10      1,425      1,648,668

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Citigroup, Inc., Senior Unsecured
    Notes
    5.75%                             05/10/06    $ 2,150    $ 2,191,035
    5.00%                             03/06/07      2,690      2,728,241
  Citigroup, Inc., Subordinated Notes
    7.75%                             06/15/06      3,480      3,630,955
    6.38%                             11/15/08      1,710      1,819,368
  Citigroup, Inc., Unsecured Notes
    4.12%                             02/22/10      6,585      6,431,109
  Diageo Capital PLC, Notes
    3.38%                             03/20/08      1,860      1,809,490
  Eksportfinans ASA, Unsecured Notes
    4.38%                             07/15/09      6,550      6,525,765
  EOP Operating LP, Unsecured Notes
    4.65%                             10/01/10        765        749,432
    4.75%                             03/15/14      1,130      1,059,654
  Ford Motor Credit Co., Unsecured
    Notes
    5.70%                             01/15/10      3,125      2,943,612
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(b)                          07/16/07     10,785     10,780,806
    3.50%                             08/15/07      3,820      3,752,233
    4.12%                             03/04/08      5,315      5,275,334
    3.60%(b)                          10/15/08      7,370      7,151,693
  General Motors Acceptance Corp.,
    Senior Unsecured Notes
    7.75%                             01/19/10      1,185      1,138,188
    7.25%                             03/02/11        800        742,758
    6.88%                             09/15/11      2,835      2,570,948
  Household Finance Corp., Notes
    4.62%                             01/15/08      1,940      1,945,067
  Household Finance Corp., Senior
    Unsecured Notes
    7.20%                             07/15/06      1,975      2,051,462
    5.75%                             01/30/07        500        513,197
  Household Finance Corp., Unsecured
    Notes
    4.12%                             12/15/08        775        761,639
  Lehman Brothers Holdings, Inc.,
    Senior Notes
    6.62%                             02/05/06        625        638,969
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(f)                          07/15/08      2,535      2,391,914
  Nationwide Building Society,
    Unsecured Notes
    2.62%(f)                          01/30/07      1,795      1,748,273
    4.25%(f)                          02/01/10      1,600      1,568,500
  Principal Life Global Funding I,
    Unsecured Notes
    3.62%(f)                          04/30/08      3,600      3,516,948
  Prudential Financial, Inc., Senior
    Unsecured Notes
    3.75%                             05/01/08      1,375      1,346,208
  Prudential Funding LLC, Senior
    Unsecured Notes
    6.60%(f)                          05/15/08        810        857,944
  The Rouse Co., Unsecured Notes
    5.38%                             11/26/13      1,405      1,344,516
  SLM Corp., Senior Unsecured Notes
    3.62%                             03/17/08      4,200      4,104,517

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
46

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
CORPORATE BONDS (Continued)
Finance (Continued)
  SP Power Assets Ltd., Unsecured
    Notes
     3.80%(f)                           10/22/08     $1,925    $  1,879,435
  Swedbank, Capital Securities
     7.50%(b)(f)                        09/29/49      2,200       2,519,508
  TIAA Global Markets, Senior
    Unsecured Notes
     3.88%(f)                           01/22/08      3,000       2,961,537
  Washington Mutual Finance Corp.,
    Senior Unsecured Notes
     6.25%                              05/15/06      2,750       2,817,650

                                                               ============
                                                                110,319,262
                                                               ------------
Food & Agriculture - 1.3%
  General Mills, Inc., Senior Unsecured
    Notes
     6.45%                              10/15/06      1,270       1,312,075
     5.12%                              02/15/07      5,190       5,271,379
  Kellogg Co., Unsecured Notes
     2.88%                              06/01/08      1,125       1,071,919
  Kraft Foods, Inc., Senior Unsecured
    Notes
     4.00%                              10/01/08      2,150       2,108,069
  Nabisco, Inc., Senior Notes
     6.85%                              06/15/05      1,485       1,495,024

                                                               ============
                                                                 11,258,466
                                                               ------------
Insurance - 0.9%
  Marsh & McLennan Cos., Inc., Senior
    Unsecured Notes
     2.77%                              07/13/07      1,400       1,393,374
  Metropolitan Life Global Funding I,
    Unsecured Notes
     2.60%(f)                           06/19/08      1,540       1,457,445
  Monumental Global Funding II,
    Senior Secured Notes
     4.38%(f)                           07/30/09      1,075       1,063,100
  New York Life Global Funding,
    Unsecured Notes
     3.88%(f)(g)                        01/15/09      2,945       2,883,229
  Protective Life Corp. Secured Trust,
    Secured Notes
     3.70%                              11/24/08      1,110       1,075,534

                                                               ============
                                                                  7,872,682
                                                               ------------
Medical & Medical Services - 0.3%
  United Health Group, Inc., Unsecured
    Notes
     3.38%                              08/15/07        660         646,302
  Wellpoint Health Network, Inc.,
    Senior Unsecured Notes
     6.38%                              06/15/06      1,400       1,435,589
  WellPoint, Inc., Unsecured Notes
     3.50%                              09/01/07        630         618,608

                                                               ============
                                                                  2,700,499
                                                               ------------
Medical Instruments & Supplies - 0.1%
  Boston Scientific Corp., Senior
    Unsecured Notes
     5.45%                              06/15/14        625         637,169
                                                               ------------
Motor Vehicles - 0.2%
  Daimler Chrysler N.A. Holding Corp.,
    Notes
     4.75%                              01/15/08      1,225       1,223,456

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
CORPORATE BONDS (Continued)
Motor Vehicles (Continued)
  General Motors Corp., Senior
    Unsecured Notes
     7.20%(g)                           01/15/11     $2,125    $  1,908,588

                                                               ============
                                                                  3,132,044
                                                               ------------
Oil & Gas - 2.2%
  Anadarko Petroleum Corp., Senior
    Unsecured Notes
     3.25%                              05/01/08      1,600       1,544,074
  Atlantic Richfield Co., Debentures
    10.88%                              07/15/05      2,960       3,023,137
  Encana Corp.(Canada), Senior
    Unsecured Notes
     4.75%                              10/15/13      1,410       1,381,180
  Encana Corp., Unsecured Notes
     4.60%                              08/15/09        175         173,995
  Occidental Petroleum Corp., Senior
    Unsecured Notes
     6.75%                              01/15/12        980       1,090,701
  Ocean Energy, Inc., Senior
    Unsecured Notes
     4.38%                              10/01/07      1,660       1,660,314
  Texas Eastern Transmission LLP,
    Senior Unsecured Notes
     5.25%                              07/15/07      1,590       1,616,585
  Tosco Corp., Senior Notes
     7.62%                              05/15/06      2,525       2,621,288
  Tosco Corp., Senior Unsecured
    Notes
     7.25%                              01/01/07        805         842,904
  Union Pacific Resources, Inc.,
    Debentures
     7.38%                              05/15/06      5,845       6,045,542

                                                               ============
                                                                 19,999,720
                                                               ------------
Pharmaceuticals - 0.9%
  CVS Corp., Senior Unsecured Notes
     4.00%                              09/15/09      1,145       1,117,193
  Merck & Co., Inc., Senior Unsecured
    Notes
     4.38%                              02/15/13      1,820       1,752,032
  Merck & Co., Inc., Unsecured Notes
     4.73%(b)(f)                        02/22/06      3,600       3,619,674
     2.50%                              03/30/07      1,640       1,589,260

                                                               ============
                                                                  8,078,159
                                                               ------------
Real Estate - 1.2%
  Avalonbay Communities, Inc., Senior
    Unsecured Notes
     5.00%                              08/01/07      1,380       1,393,552
     6.12%                              11/01/12        760         797,316
  CarrAmerica Realty, Corp., Senior
    Unsecured Notes
     5.12%                              09/01/11      1,265       1,254,437
  EOP Operating LP, Senior Unsecured
    Notes
     6.95%                              03/02/11      2,820       3,084,978
  The Rouse Co., Unsecured Notes
     3.62%                              03/15/09        600         561,353
  Simon Property Group LP, Senior
    Unsecured Notes
     5.45%                              03/15/13        940         941,307

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              47

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                           PAR
                                           MATURITY       (000)        VALUE
                                        -------------- ---------- --------------
CORPORATE BONDS (Continued)
Real Estate (Continued)
  Simon Property Group, Inc.,
    Unsecured Notes
     3.75%                                  01/30/09    $ 2,550    $  2,447,380

                                                                   ============
                                                                     10,480,323
                                                                   ------------
Retail Merchandising - 0.5%
  Federated Department Stores, Inc.,
    Senior Unsecured Notes
     6.62%                                  09/01/08      1,900       2,000,949
  Kroger Co., Senior Unsecured Notes
     6.80%                                  04/01/11      1,945       2,108,565

                                                                   ============
                                                                      4,109,514
                                                                   ------------
Telecommunications - 2.8%
  AT&T Broadband Corp., Unsecured
    Notes
     8.38%                                  03/15/13      1,775       2,109,114
  Comcast Cable Communications
    Corp., Senior Notes
     8.38%                               11/05-05/07      2,440       2,514,674
  Comcast Cable Communications
    Corp., Senior Unsecured Notes
     5.50%                                  03/15/11        190         193,977
  Continental Cablevision, Inc., Senior
    Notes
     8.30%                                  05/15/06      1,050       1,091,033
  Lenfest Communications, Inc., Senior
    Notes
     7.62%                                  02/15/08      1,815       1,939,781
  Qwest Corp., Senior Unsecured
    Notes
     8.88%(f)                               03/15/12        340         370,600
  SBC Communications, Inc., Senior
    Unsecured Notes
     5.88%                                  02/01/12      1,285       1,339,715
  SBC Communications, Inc.,
    Unsecured Notes
     4.12%                                  09/15/09      1,900       1,847,984
     5.10%                                  09/15/14      1,000         988,319
  Sprint Capital Corp.
     7.62%                                  01/30/11      1,125       1,252,250
  TCI Communications, Inc., Senior
    Debentures
     8.75%                                  08/01/15        965       1,206,789
  Telus Corp., Senior Unsecured Notes
     7.50%                                  06/01/07      2,100       2,231,565
  Verizon New Jersey, Inc., Senior
    Debentures
     5.88%                                  01/17/12      5,015       5,192,180
  Vodafone Group PLC, Senior
    Unsecured Notes
     3.95%                                  01/30/08      2,595       2,564,156
     7.75%                                  02/15/10        280         316,238

                                                                   ============
                                                                     25,158,375
                                                                   ------------
Transportation - 0.5%
  Burlington Northern Santa Fe Corp.,
    Senior Unsecured Notes
     7.88%                                  04/15/07      4,500       4,807,620
                                                                   ------------
Yankee - 2.3%
  Canadian National Railway Co.,
    Senior Unsecured Notes
     4.25%                                  08/01/09      2,075       2,049,166

                                                           PAR
                                           MATURITY       (000)        VALUE
                                        -------------- ---------- --------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Deutsche Telekom International
    Finance BV, Senior Unsecured
    Notes
     8.25%                                  06/15/05    $ 2,415    $  2,436,928
  Province of British Columbia
     5.38%                                  10/29/08      2,340       2,424,163
  Province of Quebec, Unsecured
    Notes
     5.75%                                  02/15/09      1,355       1,415,018
     5.00%                                  07/17/09      1,740       1,771,670
  Telecom Italia Capital (Luxembourg),
    Senior Unsecured Notes
     4.95%(f)                               09/30/14      1,250       1,197,382
  Telefonica Europe BV, Senior
    Unsecured Notes
     7.75%                                  09/15/10      2,775       3,147,977
  United Mexican States, Unsecured
    Notes
    10.38%                                  02/17/09      4,850       5,732,700

                                                                   ============
                                                                     20,175,004
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $355,601,418)
                                                                    354,113,685
                                                                   ------------
TAXABLE MUNICIPAL BONDS - 1.3%
  Elmhurst, Illinois Sales Tax Revenue
    Bonds, Series 98
     5.62%                                  05/15/10        250         254,252
  Oregon School Board Taxable
    Pension Deferred Interest Bonds,
    Series A
     1.00%                                  06/30/07      2,700       2,452,302
  Port Authority of New York & New
    Jersey Revenue Notes, Series 04,
    Class XX
     3.30%                                  09/15/07      4,200       4,108,230
  Sales Tax Asset Receivable Corp.
    Revenue Bonds, Series 04, Class
    B
     3.83%                                  10/15/09      1,280       1,246,746
  Texas Public Finance Authority
    Taxable Revenue Bonds, Series 03
     3.12%                                  06/15/07      2,020       1,976,913
  Wisconsin General Revenue Bonds,
    Series 03, Class A
     4.80%                                  05/01/13      1,910       1,903,621

                                                                   ============
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $12,036,737)                                                 11,942,064
                                                                   ------------
SHORT TERM INVESTMENTS - 7.7%
  Federal Home Loan Bank, Discount
    Notes
     2.55%                                  04/01/05     55,200      55,200,000
  Galileo Money Market Fund
                                                         10,619      10,618,882
  Institutional Money Market Trust(h)
                                                          3,341       3,340,800

                                                                   ============
TOTAL SHORT TERM INVESTMENTS
  (Cost $69,159,682)
                                                                     69,159,682
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES -
107.8%
  (Cost $972,511,633(a))   965,961,880

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
48

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                              NUMBER OF
                              CONTRACTS         VALUE
                          ----------------- -------------
CALL OPTIONS WRITTEN -
  Federal National
Mortgage
    Association 30Yr
5.5%, Strike
    Price 101.718750,
Expires
    04/06/05
  (Premiums received        (2,285)          $       (2)
                                             ----------
$61,588)
CALL SWAPTIONS WRITTEN - (0.1)%
  Citibank, Strike Price
5.67, Expires
    01/04/10
  (Premiums received        (1,250)            (656,250)
                                             ----------
$642,500)
PUT SWAPTIONS WRITTEN - 0.0%
  Citibank, Strike Price
5.67, Expires
    01/04/10                (1,250)(i)         (512,000)
  Goldman Sachs, Strike
Price 5.50,
    Expires 08/26/05        (1,730)(i)         (119,750)
  Union Bank of
Switzerland, Strike
    Price 5.75, Expires     (5,200)(i)          (80,600)
09/23/05

                                             ==========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received                           (712,350)
                                             ----------
$1,927,262)

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (7.8)%                          (69,785,274)
                                            -----------
  (including $96,485,916 of payable for
  financing transactions and
  $3,340,800 of payable upon return of
  securities loaned)
NET ASSETS - 100.0%
  (Applicable to 46,248,297 BlackRock
  shares, 33,826,246 Institutional
  shares, 10,218,233 Service shares,
  3,167,588 Investor A shares,
  1,264,699 Investor B shares and
  1,282,219 Investor C shares
  outstanding)                            $ 894,808,004
                                          =============

                                            VALUE
                                         ----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  BLACKROCK SHARE
  ($431,071,093/46,248,297)                $ 9.32
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($315,224,678/33,826,246)                $ 9.32
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
   ($95,251,905/10,218,233)                $ 9.32
                                           ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
    ($29,514,418/3,167,588)                $ 9.32
                                           ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
              ($9.32/0.960)                $ 9.71
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
    ($11,786,999/1,264,699)                $ 9.32
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR C SHARE
    ($11,958,911/1,282,219)                $ 9.33
                                           ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              49

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

-------------------

 (a) Cost for Federal income tax purposes is $973,684,014. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 5,422,030
      Gross unrealized depreciation                                      (13,144,164)
                                                                         -----------
                                                                         $(7,722,134)
                                                                         ===========

     (b) Rates shown are the rates as of March 31, 2005.
  (c) Securities, or a portion thereof, pledged as collateral with a value of
       $1,848,902 on 343 long U.S. Treasury Note futures contracts, 4 short
       U.S. Treasury Bond futures contracts and 1,064 short U.S. Treasury Note futures contracts expiring June 2005.  The value of such contracts on
       March 31, 2005 was $147,282,205, with an unrealized gain of $805,947
       (including commissions of 2,695).
     (d) Securities, or a portion thereof, subject to financing transactions.
     (e) Rates shown are the effective yields as of March 31, 2005.
  (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 5.3% of its net assets, with a current market value of $47,180,025 in securities restricted as to resale.
     (g) Total or partial securities on loan.
 (h) Securities purchased with the cash proceeds from securities loaned.
  (i) Each swaption contract is equivalent to $10,000 in notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
50

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        INTERMEDIATE PLUS BOND PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                  NUMBER
                                OF SHARES     VALUE
                               ----------- ----------
PREFERRED STOCKS - 0.2%
  Raytheon Co. Trust I, 7.00%
  (Cost $42,375)                  800       $41,970
                                            -------

                                       PAR
                        MATURITY      (000)
                     -------------- --------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.2%
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
       3.01%             04/19/07    $  275     269,756
       3.88%             11/10/08       225     221,391
       5.00%             10/27/14       100      98,416
  Federal National Mortgage
    Association, Unsecured Notes
       2.15%             04/13/06       300     295,103
       2.74%             05/05/06       225     222,471
       1.75%             06/16/06       125     121,972
       2.71%             01/30/07       250     244,410
       4.75%             02/21/13       200     196,167
  Small Business Administration
    Participation Certificates,
Series
    96-20E, Class 1
       7.60%             05/01/16       135     143,481
  U.S. Treasury Bonds
      10.00%             05/15/10       150     151,254
      10.38%(b)          11/15/12       205     237,497
  U.S. Treasury Notes
       3.38%          02/07-02/08       910     897,966
       4.00%          03/10-02/15       770     759,902
       4.25%          08/14-11/14     1,280   1,254,607

                                              =========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $5,183,352)                           5,114,393
                                              ---------
MORTGAGE PASS-THROUGHS - 26.4%
  Federal Home Loan Mortgage Corp.
       5.50%             03/15/34       230     233,465
  Federal Home Loan Mortgage Corp.
    ARM
       3.75%(c)          08/01/29        62      63,698
       3.35%(c)          07/01/34       319     314,789
  Federal Home Loan Mortgage Corp.
    Gold
       4.50%             03/01/10        57      57,016
       6.00%          04/17-05/17         0           2
       5.00%             04/15/34       200     195,625
  Federal Home Loan Mortgage Corp.
    Gold ARM
       4.02%(c)          03/01/34       174     171,818
  Federal National Mortgage
    Association
       6.00%          09/10-04/35       241     247,484
       4.50%             04/20/19       300     293,250
       5.00%          04/19-04/35       700     688,562
       5.50%          04/20-04/34     1,100   1,110,125
       6.50%             04/13/35     1,000   1,037,500
  Federal National Mortgage
    Association ARM
       4.18%(c)          10/01/33       369     368,146
       4.32%(c)          12/01/33       240     237,834
       4.30%(c)          01/01/34       314     310,246
       4.02%(c)          04/01/34       486     480,872

                                              =========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $5,853,889)                           5,810,432
                                              ---------

                                                            PAR
                                               MATURITY    (000)     VALUE
                                              ---------- -------- -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 2.5%
  Federal Home Loan Mortgage Corp.,
    Series 2927, Class BA
    5.50%                                     12/31/49    $  110   $111,669
  Federal National Mortgage
    Association, Series 04-25, Class
    PA
    5.50%                                     10/25/30       222    227,434
  Federal National Mortgage
    Association, Series 04-36, Class
    BS
    5.50%                                     11/25/30       180    184,257
  Structured Asset Securities Corp.,
    Series 96-CFL, Class X1 (IO)
    1.97%(d)                                  02/25/28       421     21,580

                                                                   ========
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $563,030)                                                   544,940
                                                                   --------
COMMERCIAL MORTGAGE BACKED SECURITIES - 18.1%
  Banc of America Commercial
    Mortgage, Inc., Series 02-2, Class
    A3
    5.12%                                     07/11/43       130    131,576
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 00-WF2,
    Class A2
    7.32%                                     10/15/32       110    122,374
  Bear Stearns Commerical Mortgage
    Securities Corp. II, Series
    05-PWR7, Class A2
    4.94%                                     02/11/41       140    139,911
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
    3.22%(c)                                  11/25/34       283    283,740
  Chase Commercial Mortgage
    Securities Corp., Series 97-1,
    Class X (IO)
    1.41%(d)                                  04/19/15     2,794     73,493
  Chase Commercial Mortgage
    Securities Corp., Series 00-3,
    Class A2
    7.32%                                     10/15/32       130    144,837
  Countrywide Alternative Loan Trust,
    Series 04-2CB, Class 4A1
    5.00%                                     03/25/19         1      1,102
  Countrywide Home Loans, Series
    04-29, Class 1A1
    2.92%(c)                                  02/25/35       224    225,419
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 97-C1,
    Class AX (IO)
    1.74%(d)                                  06/20/29     2,459    113,774
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 97-C2,
    Class AX (IO)
    1.16%(d)                                  01/17/35       719     19,117
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 00-C1,
    Class A1
    7.32%                                     04/15/42       160    169,418
  Donaldson, Lufkin and Jenrette, Inc.
    Commercial Mortgage Corp.,
    Series 00-CKP1, Class A1B
    7.18%                                     08/10/10       100    110,586

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              51

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Donaldson, Lufkin and Jenrette, Inc.
    Commerical Mortgage Corp.,
    Series 98-CF1, Class A1B
    6.41%                                02/18/31     $  200    $  209,655
  General Electric Capital Commercial
    Mortgage Corp., Series 05-C1,
    Class A3
    4.58%                                06/10/48        130       127,334
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C1, Class X (IO)
    1.56%(d)                             07/15/27      1,833        71,716
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C2, Class A2
    6.94%                                09/15/33        100       107,973
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                08/15/36        122       133,339
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                                08/16/33        115       128,186
  GSR Mortgage Loan Trust, Series
    03-13, Class 1A1
    4.51%(c)                             10/25/33        213       206,697
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C3,
    Class A2
    7.95%                                05/15/25        140       158,459
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 01-C2,
    Class A2
    6.65%                                11/15/27        150       164,194
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 03-C7,
    Class A3
    4.56%(c)                             09/15/27        110       108,646
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 05-C1,
    Class A3
    4.54%                                12/15/49        150       146,445
  Morgan Stanley Capital I Inc., Series
    97-HF1, Class X
    4.76%(c)                             07/15/29        479        11,553
  Morgan Stanley Capital I Inc., Series
    03-T11, Class A2
    4.34%                                06/13/41         80        78,829
  MortgageIT Trust, Series 04-1, Class
    A1
    3.24%(c)                             11/25/34        364       364,825
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    3.15%(c)                             09/25/34        183       183,180
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-5, Class
    A1
    4.53%(c)                             04/01/34        214       212,497

                                                                ==========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $4,010,235)                                              3,948,875
                                                                ----------
ASSET BACKED SECURITIES - 7.9%
  Capital Auto Receivables Asset Trust,
    Series 04-2, Class A4
    3.75%                                07/15/09        225       220,693

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- ------------
ASSET BACKED SECURITIES (Continued)
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                06/15/10     $  175    $  170,886
  Citibank Credit Card Issuance Trust,
    Series 03-A3, Class A3
    3.10%                                03/10/10        125       120,918
  Citibank Credit Card Issuance Trust,
    Series 04, Class A1
    2.55%                                01/20/09        225       218,927
  Discover Card Master Trust I, Series
    01-2, Class A
    2.97%(c)                             07/15/08        250       250,255
  Green Tree Financial Corp., Series
    99-2, Class A3
    6.08%                                12/01/30        114       115,902
  MBNA Credit Card Master Note
    Trust, Series 04-A4, Class A4
    2.70%                                09/15/09        175       170,270
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A3
    2.23%                                03/15/07        225       223,732
  Standard Credit Card Master Trust I,
    Series 94-2, Class A
    7.25%                                04/07/06        235       242,871

                                                                ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $1,756,386)                                              1,734,454
                                                                ----------
CORPORATE BONDS - 24.3%
Aerospace - 0.2%
  BE Aerospace, Inc., Senior Notes
    8.50%                                10/01/10          5         5,450
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                                11/16/06         35        34,964
  Raytheon Co., Senior Unsecured
    Notes
    4.50%                                11/15/07          7         7,002

                                                                ==========
                                                                    47,416
                                                                ----------
Banks - 6.5%
  Bank of America Corp., Senior
    Unsecured Notes
    5.25%                                02/01/07         75        76,420
    3.25%                                08/15/08         75        72,221
  Bank of America Corp., Subordinated
    Notes
    7.80%                                02/15/10          5         5,660
  Bank of Scotland Treasury Services,
    Unsecured Notes
    3.50%(e)                             11/30/07         30        29,383
  Bank One N.A., Senior Bank Notes
    5.50%                                03/26/07         50        51,264
  Depfa ACS Bank, Senior Notes
    3.62%                                10/29/08         50        49,400
  Firstar Bank N.A., Subordinated
    Notes
    7.80%                                07/05/10         25        25,277
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    7.12%                                06/15/09         25        27,232
  Landeskreditbank
    Baden-Wurttemberg-Forderbank,
    Unsecured Notes
    3.42%                                07/27/06        575       570,986

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
52

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Banks (Continued)
  SunTrust Bank, Inc., Senior
    Unsecured Notes
     3.62%                             10/15/07     $   70    $   68,840
     4.00%                             10/15/08         40        39,481
  Swedish Export Credit Corp.,
    Unsecured Notes
     3.50%                             01/15/08         75        73,541
  U.S. Bancorp, Senior Unsecured
    Notes
     3.95%                             08/23/07        115       114,342
  UBS Preferred Funding Trust I,
    Capital Securities
     8.62%(c)                          10/29/49         10        11,796
  Wachovia Corp., Senior Notes
     3.50%                             08/15/08         15        14,563
  Wells Fargo & Co., Senior Unsecured
    Notes
     5.90%                             05/21/06        100       102,123
     4.20%                             01/15/10        100        97,794

                                                              ==========
                                                               1,430,323
                                                              ----------
Broadcasting - 0.4%
  Charter Communications Holdings
    LLC, Senior Unsecured Notes
    10.75%                             10/01/09         30        24,524
  Charter Communications Holdings
    LLC, Unsecured Notes
    10.25%                             09/15/10         45        46,238
  Cox Communications, Inc., Senior
    Unsecured Notes
     7.12%                             10/01/12         25        27,265

                                                              ==========
                                                                  98,027
                                                              ----------
Construction - 0.2%
  D.R. Horton, Inc., Senior Unsecured
    Notes
     7.88%                             08/15/11         10        10,926
  International Steel Group, Inc.,
    Senior Unsecured Notes
     6.50%                             04/15/14         15        15,299
  Ryland Group, Inc., Senior
    Unsecured Notes
     8.00%                             08/15/06         10        10,491

                                                              ==========
                                                                  36,716
                                                              ----------
Energy & Utilities - 1.6%
  AES Corp., Senior Secured Notes
     8.75%(e)                          05/15/13         10        10,850
  Dominion Resources, Inc., Senior
    Unsecured Notes
     7.20%                             09/15/14         40        45,364
  Exelon Generation Corp., Senior
    Unsecured Notes
     6.75%                             05/01/11         10        10,881
  Midwest Generation LLC, Senior
    Secured Notes
     8.75%                             05/01/34         35        39,025
  National Waterworks, Inc., Senior
    Subordinated Notes, Series B
    10.50%                             12/01/12          5         5,561
  Nisource Finance Corp., Unsecured
    Notes
     3.43%(c)                          11/23/09         75        75,523

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  Progress Energy, Inc., Senior
    Unsecured Notes
     7.10%                             03/01/11     $   25    $   27,457
  Reliant Energy, Inc., Senior Secured
    Notes
     6.75%                             12/15/14          5         4,650
  Scottish Power PLC, Unsecured
    Notes
     4.91%                             03/15/10         25        25,004
  Texas Genco LLC, Senior Unsecured
    Notes
     6.88%(e)                          12/15/14         10        10,000
  Transcontinental Gas Pipe Line
    Corp., Senior Notes
     8.88%                             07/15/12          5         5,875
  TXU Corp., Senior Unsecured Notes
     4.80%(e)                          11/15/09        100        96,877

                                                              ==========
                                                                 357,067
                                                              ----------
Entertainment & Leisure - 0.1%
  MGM Mirage, Inc., Senior Notes
     6.00%                             10/01/09          5         4,931
  TCI Communications, Inc., Senior
    Debentures
     7.88%                             08/01/13          5         5,803
  Turner Broadcasting Corp., Senior
    Notes
     8.38%                             07/01/13         15        17,862

                                                              ==========
                                                                  28,596
                                                              ----------
Finance - 6.8%
  Archstone-Smith Trust, Senior
    Unsecured Notes
     5.62%                             08/15/14         25        25,375
  ASIF Global Financing, Unsecured
    Notes
     3.90%(e)                          10/22/08         45        44,023
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
     4.12%(e)                          01/15/10         80        77,946
  Citigroup, Inc., Senior Unsecured
    Notes
     6.20%                             03/15/09         35        36,912
  Citigroup, Inc., Subordinated Notes
     6.38%                             11/15/08         30        31,919
  Citigroup, Inc., Unsecured Notes
     4.12%                             02/22/10        230       224,625
  Eksportfinans ASA, Unsecured Notes
     4.38%                             07/15/09         20        19,926
  EOP Operating LP, Unsecured Notes
     4.75%                             03/15/14         15        14,066
  Ford Motor Credit Co., Unsecured
    Notes
     5.70%                             01/15/10         50        47,098
  General Electric Capital Corp.,
    Unsecured Notes
     3.45%                             07/16/07        425       425,394
     3.50%                             08/15/07         50        49,113
     3.60%                             10/15/08         10         9,704
     4.38%                             11/21/11         10         9,764

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              53

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
CORPORATE BONDS (Continued)
Finance (Continued)
  General Motors Acceptance Corp.,
    Senior Unsecured Notes
    7.75%                               01/19/10     $   40    $   38,420
  Household Finance Corp., Senior
    Notes
    6.45%                               02/01/09         20        21,188
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(e)                            07/15/08         35        33,023
  Nationwide Building Society, Senior
    Unsecured Notes
    3.50%(e)                            07/31/07         50        49,057
  Nationwide Building Society,
    Unsecured Notes
    4.25%(e)                            02/01/10         25        24,508
  Principal Life Global Funding I,
    Unsecured Notes
    3.62%(e)                            04/30/08         90        87,924
  Prudential Funding LLC, Senior
    Unsecured Notes
    6.60%(e)                            05/15/08         25        26,480
  Refco Finance Holdings LLC, Senior
    Subordinated Notes
    9.00%(e)                            08/01/12         10        10,750
  The Rouse Co., Unsecured Notes
    5.38%                               11/26/13         30        28,709
  SLM Corp., Senior Unsecured Notes
    3.62%                               03/17/08        100        97,727
    2.91%(c)                            07/25/08         15        15,033
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(e)                            01/22/08         45        44,423

                                                               ==========
                                                                1,493,107
                                                               ----------
Food & Agriculture - 0.1%
  General Mills, Inc., Senior Unsecured
    Notes
    5.12%                               02/15/07         20        20,314
                                                               ----------
Industrial - 0.1%
  Osprey Trust / Osprey I, Inc., Senior
    Secured Notes
    7.80%(d)(e)(f)(g)                   01/15/49         50        21,000
                                                               ----------
Insurance - 0.4%
  Marsh & McLennan Cos., Inc., Senior
    Unsecured Notes
    2.77%                               07/13/07         40        39,811
  New York Life Global Funding,
    Unsecured Notes
    3.88%(e)                            01/15/09         45        44,056

                                                               ==========
                                                                   83,867
                                                               ----------
Manufacturing - 0.3%
  Briggs & Stratton Corp., Senior
    Unsecured Notes
    8.88%                               03/15/11         20        23,150
  Ispat Inland ULC, Senior Secured
    Notes
    9.75%                               04/01/14          7         8,190
  Lockheed Martin Tactical Systems,
    Inc., Senior Debentures
    7.00%                               09/15/23         30        34,134

                                                               ==========
                                                                   65,474
                                                               ----------

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
CORPORATE BONDS (Continued)
Medical & Medical Services - 0.3%
  Bio-Rad Laboratories, Inc., Senior
    Subordinated Notes
    6.12%(e)                            12/15/14     $   10    $    9,799
  United Health Group, Inc., Unsecured
    Notes
    3.38%                               08/15/07         20        19,585
  Wellpoint Health Network, Inc.,
    Senior Unsecured Notes
    6.38%                               06/15/06         25        25,636

                                                               ==========
                                                                   55,020
                                                               ----------
Medical Instruments & Supplies - 0.1%
  Boston Scientific Corp., Senior
    Unsecured Notes
    5.45%                               06/15/14         15        15,292
                                                               ----------
Metal & Mining - 0.0%
  TRIMAS Corp., Senior Subordinated
    Notes
    9.88%                               06/15/12          5         5,075
                                                               ----------
Motor Vehicles - 0.3%
  Daimler Chrysler N.A. Holding Corp.,
    Notes
    4.75%                               01/15/08         25        24,968
  General Motors Corp., Senior
    Unsecured Notes
    7.20%                               01/15/11         50        44,908

                                                               ==========
                                                                   69,876
                                                               ----------
Oil & Gas - 0.5%
  Devon Financing Corp., Senior
    Unsecured Notes
    6.88%                               09/30/11         35        38,536
  El Paso Production Holding Co.,
    Senior Notes
    7.75%                               06/01/13         10        10,100
  OAO Gazprom, Unsecured Notes
    9.62%                               03/01/13         40        45,764
  The Williams Cos., Inc., Senior
    Unsecured Notes
    7.12%                               09/01/11         10        10,400

                                                               ==========
                                                                  104,800
                                                               ----------
Pharmaceuticals - 1.4%
  Elan Finance Corp., Unsecured
    Notes
    7.75%(e)                            11/15/11         10         7,500
  Merck & Co., Inc., Senior Unsecured
    Notes
    5.25%                               07/01/06         25        25,332
  Merck & Co., Inc., Unsecured Notes
    4.73%(c)(e)                         02/22/06        250       251,366
    2.50%                               03/30/07         25        24,227

                                                               ==========
                                                                  308,425
                                                               ----------
Publishing & Printing - 0.2%
  News America, Inc., Senior
    Unsecured Notes
    5.30%(e)                            12/15/14         50        49,112
                                                               ----------
Railroad & Shipping - 0.2%
  Burlington Northern Santa Fe Corp.,
    Debentures
    7.29%                               06/01/36         40        48,760
                                                               ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
54

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
CORPORATE BONDS (Continued)
Real Estate - 0.5%
  Avalonbay Communities, Inc., Senior
    Unsecured Notes
    6.12%                               11/01/12     $   20    $   20,982
  ERP Operating LP, Unsecured Notes
    5.20%                               04/01/13         55        54,835
  The Rouse Co., Unsecured Notes
    3.62%                               03/15/09         40        37,424

                                                               ==========
                                                                  113,241
                                                               ----------
Retail Merchandising - 0.1%
  Federated Department Stores, Inc.,
    Senior Unsecured Notes
    6.30%                               04/01/09         20        20,908
                                                               ----------
Semiconductors & Related Devices - 0.0%
  Freescale Semiconductor, Inc.,
    Senior Unsecured Notes
    5.41%                               07/15/09          5         5,138
  Magnachip Semiconductor, Senior
    Secured Notes
    6.26%(c)(e)                         12/15/11          5         5,124

                                                               ==========
                                                                   10,262
                                                               ----------
Telecommunications - 1.8%
  AT&T Broadband Corp., Unsecured
    Notes
    8.38%                               03/15/13        100       118,823
  Cincinnati Bell, Inc., Senior
    Subordinated Notes
    8.38%                               01/15/14         10         9,850
  Comcast Cable Communications
    Corp., Senior Unsecured Notes
    6.38%                               01/30/06          5         5,096
    5.50%                               03/15/11         10        10,209
  Intelsat Bermuda Ltd., Senior
    Unsecured Notes
    7.80%(c)(e)                         01/15/12          5         5,075
    8.25%(e)                            01/15/13          5         5,012
  SBC Communications, Inc.,
    Unsecured Notes
    4.12%                               09/15/09        125       121,578
  Verizon New Jersey, Inc., Senior
    Debentures
    5.88%                               01/17/12         70        72,473
  Vodafone Group PLC, Senior
    Unsecured Notes
    7.75%                               02/15/10         35        39,531

                                                               ==========
                                                                  387,647
                                                               ----------
Transportation - 0.1%
  Overseas Shipholding Group, Inc.,
    Senior Unsecured Notes
    7.50%                               02/15/24         15        15,075
                                                               ----------
Waste Management - 0.2%
  Allied Waste N.A., Inc., Senior Notes
    8.88%                               04/01/08         15        15,506
  Allied Waste N.A., Inc., Senior
    Secured Notes
    8.50%                               12/01/08         25        25,875
  Allied Waste N.A., Inc., Senior
    Unsecured Notes
    9.25%                               09/01/12          5         5,350

                                                               ==========
                                                                   46,731
                                                               ----------

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
CORPORATE BONDS (Continued)
Yankee - 1.9%
  Canadian National Railway Co.,
    Senior Unsecured Notes
    4.25%                               08/01/09     $   40    $   39,502
  Omi Corp. (Mali), Senior Notes
    7.62%                               12/01/13          5         5,200
  Republic of Argentina, Bonds
    3.01%(c)                            08/03/12         60        50,160
  Republic of Colombia, Senior
    Unsecured Notes
    9.75%                               04/09/11         90        99,190
  Telecom Italia Capital (Luxembourg),
    Senior Unsecured Notes
    4.95%(e)                            09/30/14         25        23,948
  Telefonica Europe BV, Senior
    Unsecured Notes
    7.75%                               09/15/10        115       130,457
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
    6.12%                               11/01/08         25        26,301
  United Mexican States, Bonds
    8.12%                               12/30/19         20        23,000
  United Mexican States, Unsecured
    Notes
    4.62%                               10/08/08         25        24,675

                                                               ==========
                                                                  422,433
                                                               ----------
TOTAL CORPORATE BONDS
  (Cost $5,418,118)
                                                                5,354,564
                                                               ----------
FOREIGN BONDS - 2.3%
  Bundesrepublic Deutschland (EUR)
    4.75%                               07/04/34         25        35,970
    4.00%                               01/04/37         50        63,816
  Government of New Zealand (NZD)
    6.00%                               11/15/11        590       415,138

                                                               ==========
TOTAL FOREIGN BONDS
  (Cost $523,478)                                                 514,924
                                                               ----------
TAXABLE MUNICIPAL BONDS - 0.9%
  Port Authority of New York & New
    Jersey Revenue Notes, Series 04,
    Class XX
    3.30%                               09/15/07        125       122,269
  Sales Tax Asset Receivable Corp.
    Revenue Bonds, Series 04, Class
    B
    3.60%                               10/15/08         35        34,217
  Wisconsin General Revenue Bonds,
    Series 03, Class A
    4.80%                               05/01/13         50        49,832

                                                               ==========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $210,142)                                                 206,318
                                                               ----------
SHORT TERM INVESTMENTS - 22.7%
  Federal Home Loan Bank, Discount
    Notes
    2.55%
  (Cost $5,000,000)                     04/01/05      5,000     5,000,000
                                                               ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              55

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                               VALUE
                          --------------
TOTAL INVESTMENTS IN SECURITIES -  128.5%
  (Cost $28,561,005(a))     $28,270,870

                             NUMBER OF
                             CONTRACTS
                          --------------
CALL OPTIONS WRITTEN - 0.0%
  Deutsche Bank, Strike
Price 5.50,
    Expires 04/06/05            (35)            (27)
  Federal National
Mortgage
    Association 30Yr
5.5%, Strike
    Price 101.718750,
Expires
    04/06/05                    (65)              0

                                                ===
TOTAL CALL OPTIONS WRITTEN
  (Premiums received                            (27)
                                                ---
$2,627)
CALL SWAPTIONS WRITTEN - 0.0%
  Citibank, Strike Price
5.67, Expires
    01/04/10
  (Premiums received            (40)(h)     (21,000)
                                            -------
$20,560)
PUT OPTIONS WRITTEN - 0.0%
  Chase Securities,
Strike Price 5.05,
    Expires 07/18/05
  (Premiums received           (200)        (16,987)
                                            -------
$12,670)
PUT SWAPTIONS WRITTEN - 0.0%
  Citibank, Strike Price
5.67, Expires
    01/04/10                    (40)(h)     (16,384)
  Goldman Sachs, Strike
Price 5.50,
    Expires 08/26/05            (50)(h)      (3,461)

                                            =======
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received                        (19,845)
                                            -------
$25,004)

                                VALUE
                          ----------------
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (28.5)%
  (including $6,735,986 of
payable for
  investments purchased)     $ (6,271,902)
                             ------------
NET ASSETS - 100.0%
  (Applicable to 2,229,352
BlackRock
  shares, 10 Institutional
shares, 10
  Service shares, 1,940
Investor A
  shares, 10 Investor B
shares and 10
  Investor C shares          $ 21,941,109
                             ============
outstanding)

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BLACKROCK SHARE
  ($21,921,358/2,229,352)                   $  9.83
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
             ($100/10)(i)                   $ 10.01
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
             ($104/10)(j)                   $ 10.40
                                            =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
       ($19,347/1,940)                      $  9.97
                                            =======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
         ($9.97/0.960)                      $ 10.39
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
             ($100/10)(k)                   $  9.98
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
             ($100/10)(k)                   $  9.98
                                            =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
56

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

-------------------

 (a) Cost for Federal income tax purposes is $28,569,416. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $  33,949
      Gross unrealized depreciation                                    (332,495)
                                                                      ---------
                                                                      $(298,546)
                                                                      =========

 (b) Securities, or a portion thereof, pledged as collateral with a value of
       $115,852 on 1 long U.S. Treasury Note futures contracts and 29 short
       U.S. Treasury Notes futures contracts and 3 short Euro Bobl futures contracts expiring June 2005 and 3 long Euro-dollar futures contracts expiring September 2005 and 3 long Euro-dollar futures contracts expiring December 2005.  The value of such contracts on March 31, 2005 was $5,204,240 with an unrealized gain of $1,322 (including commissions of $84).
     (c) Rates shown are the rates as of March 31, 2005.
     (d) Rates shown are the effective yields as of March 31, 2005.
 (e) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 4.4% of its net assets, with a market value of
       $967,235 in securities restricted as to resale.
     (f) Non-income producing security.
     (g) Security in default.
 (h) Each swaption contract is equivalent to $10,000 in notional amount.
  (i) Exact net assets and shares outstanding at March 31, 2005 were $100.14 and 10.008, respectively.
  (j) Exact net assets and shares outstanding at March 31, 2005 were $104.09 and 10.008, respectively.
  (k) Exact net assets and shares outstanding at March 31, 2005 were $99.89 and 10.009, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              57

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                        CORE BOND TOTAL RETURN PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 27.1%
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
     4.62%                                       05/28/13    $  7,375   $  7,109,944
     6.35%                                       10/15/23       9,957     10,314,587
  Federal National Mortgage
    Association, Unsecured Notes
     1.75%                                       06/16/06       4,175      4,073,861
     2.71%                                       01/30/07      14,300     13,980,266
     2.35%                                       04/05/07       3,985      3,857,034
  Overseas Private Investment Co.
     4.09%(b)                                    05/29/12         323        296,898
     4.30%(b)                                    05/29/12         900        844,609
     4.64%(b)                                    05/29/12         670        639,487
     4.68%(b)                                    05/29/12         378        355,819
     4.87%(b)                                    05/29/12       2,856      2,755,360
     5.40%(b)                                    05/29/12       3,559      3,542,126
     5.46%(b)                                    05/29/12         408        410,382
     5.79%(b)                                    05/29/12         720        729,113
     5.88%(b)                                    05/29/12         383        390,115
     5.94%(b)                                    05/29/12       1,367      1,393,666
     5.95%(b)                                    05/29/12         389        395,894
     6.10%(b)                                    05/29/12         459        470,105
     6.81%(b)                                    05/29/12         554        572,954
     6.89%(b)                                    05/29/12       4,415      4,602,372
     6.91%(b)                                    05/29/12       1,484      1,523,705
     7.35%(b)                                    05/29/12         398        416,364
  Resolution Funding Corp. Strip
    Bonds
     6.29%(c)                                    07/15/18       2,850      1,468,690
     6.30%(c)                                    10/15/18       2,850      1,447,498
  Small Business Administration
    Participation Certificates, Series
    92-20H, Class 1
     7.40%                                       08/01/12          42         43,567
  Small Business Administration
    Participation Certificates, Series
    96-20J, Class 1
     7.20%                                       10/01/16       1,303      1,372,751
  Small Business Administration
    Participation Certificates, Series
    97-20B, Class 1
     7.10%                                       02/01/17       1,317      1,389,939
  Small Business Investment Cos.
    Pass-Through, Series 97-P10C,
    Class 1
     6.85%                                       08/01/07       1,414      1,471,504
  Small Business Investment Cos.
    Pass-Through, Series 97-P10D,
    Class 1
     6.51%                                       11/10/07          87         89,899
  Small Business Investment Cos.
    Pass-Through, Series 03-10A,
    Class 1
     4.63%                                       03/10/13      10,576     10,466,443
  U.S. Treasury Bonds
    10.38%(d)                                    11/15/12      17,985     20,835,910
     8.12%                                       08/15/19      52,385     70,476,266
     8.50%(d)                                    02/15/20      33,165     46,147,273
     8.00%                                       11/15/21       8,320     11,298,302
     6.00%                                       02/15/26      41,035     46,941,783
     6.75%(d)                                    08/15/26      30,565     38,061,769
     6.12%                                       11/15/27      27,060     31,627,430
     5.50%                                       08/15/28      15,995     17,375,816

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
  U.S. Treasury Notes
     3.00%                                       12/31/06    $ 19,910   $ 19,657,243
     3.12%                                       01/31/07      55,275     54,648,845
     3.75%                                       03/31/07       8,044      8,037,718
     3.62%                                       01/15/10     102,455    100,001,715
     4.00%(e)                                 03/10-02/15      21,555     20,898,233
     5.00%                                       02/15/11       3,935      4,087,021
     4.75%                                       05/15/14      60,510     61,644,562
     4.25%                                    08/14-11/14     106,548    104,396,009

                                                                        ============
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $736,594,916)
                                                                         732,560,847
                                                                        ------------
MORTGAGE PASS-THROUGHS - 17.7%
  Federal Home Loan Mortgage Corp.
    Gold
     4.00%                                    07/10-05/19       9,931      9,737,080
     5.50%                                    03/11-04/35      22,268     22,707,509
     6.00%                                    04/11-12/32      23,915     24,703,240
     5.00%                                    11/17-04/34      45,051     44,193,940
     8.00%                                    11/22-10/25          24         26,018
     7.00%                                    03/25-05/31         273        287,956
     7.50%                                    07/26-05/30           8          8,063
     6.50%                                    12/28-04/34       2,312      2,402,009
  Federal National Mortgage
    Association
     6.50%                                    06/08-04/35      96,844    100,560,050
     7.00%                                    11/08-08/32      11,730     12,341,207
     5.50%                                    02/09-01/35      66,623     67,313,215
     8.00%                                    10/09-05/22          22         23,025
     6.00%                                    09/11-04/35      20,597     21,185,403
     4.00%                                    06/14-12/19          71         68,047
     4.50%                                    01/18-10/19      37,525     36,695,862
     5.00%                                    03/18-05/34      81,983     80,801,385
     7.50%                                       09/01/22           3          3,711
  Federal National Mortgage
    Association ARM
     6.47%(f)                                    01/01/31       6,615      6,689,084
  Government National Mortgage
    Association
     7.00%                                    03/13-02/33       5,253      5,553,196
     6.00%                                    11/14-09/34      27,708     28,506,925
     9.00%                                       07/15/18           7          7,269
     6.50%                                    03/24-04/35       1,629      1,706,105
     7.50%                                    11/29-02/30           6          6,537
     5.50%                                    03/32-11/34      12,603     12,733,098
  MLCC Mortgage Investors, Inc.,
    Series 95-C2 (IO)
    10.40%(c)                                    06/15/21       8,447        148,332

                                                                        ============
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $479,553,942)
                                                                         478,408,266
                                                                        ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 2.8%
  Federal Home Loan Mortgage Corp.,
    Series 1361, Class I
     6.00%                                       09/15/07         542        547,726
  Federal Home Loan Mortgage Corp.,
    Series 2594, Class TV
     5.50%                                       03/15/14       7,350      7,494,738
  Federal Home Loan Mortgage Corp.,
    Series 2864, Class NA
     5.50%                                       01/15/31      13,200     13,551,912

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
58

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- -------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association, Series 96-48, Class Z
     7.00%                                   11/25/26    $ 5,023    $ 5,301,687
  Federal National Mortgage
    Association, Series 04-28, Class
    PB
     6.00%                                   08/25/28     15,556     15,896,952
  Federal National Mortgage
    Association, Series 04-99, Class
    AO
     5.50%                                   01/25/34     13,383     13,524,106
  Federal National Mortgage
    Association, Series 2922, Class
    GA
     5.50%                                   01/25/35     19,164     19,427,617
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (IO)
     7.00%(c)                                02/17/17        255         66,857
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (PO)
     7.00%(c)                                02/17/17        266        246,422
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (IO)
     7.00%(c)                                03/06/17        210         58,007
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (PO)
     7.00%(c)                                03/06/17        210        188,092
  Salomon Brothers Mortgage
    Securities, Series 87-3, Class A
    (PO)
    12.50%(c)                                10/23/17        112        101,662
  Structured Asset Securities Corp.,
    Series 96-CFL, Class X1 (IO)
    12.60%(c)                                02/25/28      7,474        383,047

                                                                    ===========
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $78,772,604)                                                 76,788,825
                                                                    -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 9.9%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1, Class
    A2
     6.50%                                   04/15/36     13,750     14,894,987
  Banc of America Commercial
    Mortgage, Inc., Series 05-1, Class
    A4
     1.99%                                   11/10/42     13,880     13,949,400
  Bank of America Alternative Loan
    Trust, Series 04-6, Class 4A1
     5.00%                                   07/25/19      8,896      8,694,819
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 04-PWR6,
    Class A6
     4.83%                                   11/11/41     14,200     13,847,272
  Chase Commercial Mortgage
    Securities Corp., Series 97-1,
    Class X (IO)
     6.86%(c)                                04/19/15     29,676        780,569
  Chase Commercial Mortgage
    Securities Corp., Series 99-2,
    Class A2
     7.20%                                   01/15/32     10,105     11,104,744
  Citigroup Mortgage Loan Trust, Inc.,
    Series 03-UP3, Class A2
     7.00%                                   09/25/33      5,809      5,996,567

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
     6.03%                                   09/15/30    $17,235    $17,836,588
  Countrywide Alternative Loan Trust,
    Series 04-27CB, Class A1
     6.00%                                   12/25/34     16,354     16,452,528
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 97-C1,
    Class AX (IO)
     8.60%(c)                                06/20/29     40,540      1,875,790
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 97-C2,
    Class AX (IO)
     8.32%(c)                                01/17/35     13,865        368,814
  First Union National Bank
    Commercial Mortgage Trust, Series
    00-C2, Class A2
     7.20%                                   10/15/32     10,000     11,118,776
  First Union-Lehman Brothers
    Commercial Mortgage Trust, Series
    97-C1, Class D
     7.50%                                   04/18/29         50         53,171
  First Union-Lehman Brothers-Bank of
    America Commercial Mortgage
    Trust, Series 98-C2, Class C3
     6.56%                                   11/18/35     11,227     11,827,808
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C1, Class X (IO)
     8.26%(c)                                07/15/27     37,170      1,453,932
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
     7.18%                                   08/15/36     10,444     11,395,689
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
     7.46%                                   08/16/33     11,470     12,785,110
  General Motors Acceptance Corp.,
    Commercial Mortgage Securities,
    Inc., Series 03-C3, Class A3
     4.65%                                   04/10/40      1,840      1,822,301
  Goldman Sachs Mortgage Securities
    Corp. II, Series 98-C1, Class A2
     6.62%                                   10/18/30         30         31,752
  Goldman Sachs Mortgage Securities
    Corp. II, Series 98-C1, Class A3
     6.14%                                   10/18/30      6,683      6,975,280
  GSR Mortgage Loan Trust, Series
    03-10, Class 2A1
     4.48%(f)                                10/25/33      8,426      8,088,506
  GSR Mortgage Loan Trust, Series
    03-13, Class 1A1
     4.51%(f)                                10/25/33     17,476     16,996,117
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    98-C4, Class X (IO)
     9.77%(c)                                09/15/23     15,746        339,272
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    99-C2, Class A1
     7.10%                                   10/15/32        753        781,360

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              59

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                          PAR
                                          MATURITY       (000)        VALUE
                                       -------------- ---------- --------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    99-C2, Class A2
    7.32%                                  10/15/32    $    85    $     93,243
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C5,
    Class A1
    6.41%                                  01/15/10     10,388      10,813,003
  Merrill Lynch Mortgage Investors,
    Inc., Series 03-KEY1, Class A4
    5.24%                                  11/12/35      7,100       7,181,563
  Morgan Stanley Capital Investments,
    Series 99-FNV1, Class A2
    6.53%                                  03/15/31     10,415      11,051,377
  Paine Webber Mortgage Acceptance
    Corp., Series 99-C1, Class A2
    6.82%                                  04/15/09         81          86,446
  Residential Accredit Loans, Inc.,
    Series 99-QS8, Class A1
    6.50%                                  06/25/14      2,794       2,816,174
  Summit Mortgage Trust, Series 00-1,
    Class B1
    6.06%(f)                               12/28/12        158         157,533
  Union Planters Mortgage Finance
    Corp., Series 99-1, Class A1
    6.25%                                  04/01/29        108         108,547
  Wachovia Bank Commercial
    Mortgage Trust, Series 03, Class
    C6
    5.12%                                  08/15/35     18,000      18,083,615
  Wells Fargo Mortgage Backed
    Securities, Series 04-K, Class 1A2
    4.48%(f)                               07/25/34     28,333      27,628,747

                                                                  ============
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $271,828,810)                                              267,491,400
                                                                  ------------
CERTIFICATE OF DEPOSIT - 0.3%
  State Street Bank & Trust
    2.92%(f)                               12/11/06      5,525       5,522,251
  SunTrust Bank, Inc.
    4.42%                                  06/15/09      3,795       3,769,953

                                                                  ============
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $9,318,136)                                                  9,292,204
                                                                  ------------
ASSET BACKED SECURITIES - 6.7%
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                  06/15/10     18,875      18,431,249
  Citibank Credit Card Issuance Trust,
    Series 03-A6, Class A6
    2.90%                                  05/17/10     17,060      16,358,936
  Citibank Credit Card Issuance Trust,
    Series 04, Class A1
    2.55%                                  01/20/09     21,980      21,386,760
  Citibank Credit Card Issuance Trust,
    Series 04-A4, Class A4
    3.20%                                  08/24/07     23,700      23,145,420
  Conseco Finance Securitizations
    Corp., Series 01-3, Class A2
    5.16%                                  05/01/33        295         295,403
  Countrywide Asset-Backed
    Certificates, Series 04-14, Class
    A4
    3.13%(f)                               06/25/35     18,696      18,720,053

                                                          PAR
                                          MATURITY       (000)        VALUE
                                       -------------- ---------- --------------
ASSET BACKED SECURITIES (Continued)
  Greenwich Capital Commercial
    Funding Corp., Series 04-GG1A,
    Class A4
    4.76%                                  06/10/36    $13,430    $ 13,333,841
  MBNA Credit Card Master Note
    Trust, Series 03, Class A7
    2.65%                                  11/15/10     20,000      18,979,156
  MBNA Credit Card Master Note
    Trust, Series 04-A4, Class A4
    2.70%                                  09/15/09     21,400      20,821,537
  Structured Asset Receivables Trust,
    Series 03-2
    2.03%(f)                               01/21/09     14,758      14,757,851
  Student Loan Marketing Association
    Student Loan Trust, Series 99-3,
    Class A2
    2.26%(f)                               07/25/12     16,245      16,280,722

                                                                  ============
TOTAL ASSET BACKED SECURITIES
  (Cost $185,925,123)                                              182,510,928
                                                                  ------------
CORPORATE BONDS - 20.2%
Aerospace - 0.4%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                                  12/01/29      2,325       3,146,180
  Northrop Grumman Corp., Senior
    Debentures
    7.75%                                  03/15/26      1,100       1,361,855
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                                  11/16/06      3,860       3,855,986
    7.12%                                  02/15/11      1,710       1,906,968
  Raytheon Co., Senior Notes
    6.15%                                  11/01/08         18          18,832

                                                                  ============
                                                                    10,289,821
                                                                  ------------
Banks - 4.2%
  Banc One Corp., Senior Unsecured
    Notes
    2.62%                                  06/30/08      4,806       4,537,936
  Bank of America Corp., Senior
    Unsecured Notes
    3.88%                                  01/15/08      2,275       2,245,668
    3.25%                                  08/15/08      1,300       1,251,836
  Bank of America Corp., Subordinated
    Notes
    6.25%                                  04/01/08      1,385       1,455,185
  Bank of Scotland Treasury Services,
    Unsecured Notes
    3.50%(g)                               11/30/07      5,450       5,337,828
  Bank One Texas N.A., Subordinated
    Bank Notes
    6.25%                                  02/15/08      3,225       3,381,812
  BankBoston N.A., Subordinated Bank
    Notes
    6.38%                               03/08-04/08      2,275       2,396,047
  Depfa ACS Bank, Senior Notes
    3.62%                                  10/29/08      8,000       7,904,000
  Deutsche Bank AG, Deposit Notes
    3.84%(f)                               03/15/07      5,500       5,486,800
  Fleet National Bank, Subordinated
    Bank Notes
    5.75%                                  01/15/09      1,590       1,654,952

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
60

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                         PAR
                                         MATURITY       (000)        VALUE
                                      -------------- ---------- --------------
CORPORATE BONDS (Continued)
Banks (Continued)
  FleetBoston Financial Corp., Senior
    Unsecured Notes
    4.20%                                 11/30/07    $ 3,310    $  3,296,032
  HBOS Treasury Services PLC,
    Senior Unsecured Notes
    3.60%(g)                              08/15/07      2,750       2,707,048
  HSBC Bank USA, Senior Bank Notes
    3.88%                                 09/15/09      5,425       5,263,715
  The Huntington National Bank,
    Subordinated Bank Notes
    2.75%                                 10/16/06      1,685       1,649,042
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.35%                                 03/01/07      4,902       5,001,903
    5.25%                                 05/30/07        450         458,866
    4.00%                                 02/01/08      1,915       1,892,909
    3.62%                                 05/01/08      2,509       2,447,743
    6.00%                                 08/01/08      3,475       3,635,427
  National City Bank Indiana,
    Unsecured Notes
    3.30%                                 05/15/07      1,000         987,621
  National City Bank, Unsecured Notes
    3.38%                                 10/15/07      4,235       4,153,112
  The Royal Bank of Scotland Group
    PLC
    4.71%                                 12/29/49      1,395       1,347,112
  The Royal Bank of Scotland Group
    PLC, Capital Trust
    6.80%                                 12/31/49      3,000       3,048,014
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                                 10/15/07      2,855       2,807,693
    4.00%                                 10/15/08      3,000       2,961,069
  Swedish Export Credit Corp.,
    Unsecured Notes
    2.88%                                 01/26/07      2,700       2,656,044
  U.S. Bancorp, Senior Unsecured
    Notes
    3.95%                                 08/23/07      1,315       1,307,478
  U.S. Bank N.A., Senior Bank Notes
    2.40%                                 03/12/07      6,500       6,294,665
  UBS Preferred Funding Trust I,
    Capital Securities
    8.62%(f)                              10/29/49      1,390       1,639,573
  Wachovia Corp., Senior Notes
    3.50%                                 08/15/08      1,945       1,888,334
  Wells Fargo & Co., Senior Unsecured
    Notes
    4.00%                                 08/15/08      7,285       7,213,316
    4.20%                                 01/15/10     12,200      11,930,868
  Wells Fargo & Co., Subordinated
    Notes
    7.80%(f)                              06/15/10      3,625       3,655,754
  World Savings Bank, Unsecured
    Notes
    4.12%                                 03/10/08      3,675       3,654,417

                                                                 ============
                                                                  117,549,819
                                                                 ------------

                                                         PAR
                                         MATURITY       (000)        VALUE
                                      -------------- ---------- --------------
CORPORATE BONDS (Continued)
Broadcasting - 0.2%
  News America, Inc., Senior
    Debentures
    7.75%                                 01/20/24    $ 1,285    $  1,493,109
    7.12%                                 04/08/28      1,175       1,288,929
    7.28%                                 06/30/28        300         334,106
    7.62%                                 11/30/28      2,010       2,314,991
  News America, Inc., Senior
    Unsecured Notes
    6.20%(g)                              12/15/34        850         840,451

                                                                 ============
                                                                    6,271,586
                                                                 ------------
Chemicals - 0.1%
  Schering-Plough Corp., Senior
    Unsecured Notes
    6.75%(f)                              12/01/33      1,600       1,790,141
                                                                 ------------
Construction - 0.1%
  Pulte Homes, Inc., Senior Unsecured
    Notes
    5.20%                                 02/15/15      1,900       1,794,008
                                                                 ------------
Energy & Utilities - 0.7%
  Dominion Resources, Inc.,
    Debentures
    6.80%                                 12/15/27      2,500       2,807,532
  FirstEnergy Corp., Senior Unsecured
    Notes
    7.38%                                 11/15/31      1,065       1,212,396
  Florida Power Corp., First Mortgage
    Bonds
    5.90%                                 03/01/33        550         560,130
  Pennsylvania Electric Co., Senior
    Unsecured Notes
    5.12%                                 04/01/14      1,525       1,495,857
  Progress Energy, Inc., Senior
    Unsecured Notes
    7.10%                                 03/01/11      3,180       3,492,500
    7.75%                                 03/01/31      1,025       1,226,105
  Scottish Power PLC, Unsecured
    Notes
    4.91%                                 03/15/10      3,200       3,200,461
  TXU Corp., Senior Unsecured Notes
    4.80%(g)                              11/15/09      6,000       5,812,620

                                                                 ============
                                                                   19,807,601
                                                                 ------------
Entertainment & Leisure - 0.3%
  Time Warner Cos., Inc., Debentures
    6.95%                                 01/15/28      3,955       4,305,674
  Time Warner Cos., Inc., Senior
    Debentures
    7.62%                                 04/15/31         20          23,495
    7.70%                                 05/01/32      2,450       2,912,364
  Viacom, Inc., Senior Debentures
    7.88%                                 07/30/30      1,225       1,455,092

                                                                 ============
                                                                    8,696,625
                                                                 ------------
Finance - 8.8%
  AID-Israel, Unsecured Notes
    5.50%                              04/24-09/33     12,210      12,956,554

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              61

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
CORPORATE BONDS (Continued)
Finance (Continued)
  American Express Co., Senior
    Unsecured Notes
    4.38%                               07/30/09    $ 3,125    $  3,090,406
  Archstone-Smith Trust, Senior
    Unsecured Notes
    5.62%                               08/15/14      2,575       2,613,599
  ASIF Global Financing, Unsecured
    Notes
    3.85%(g)                            11/26/07      1,685       1,655,614
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
    3.40%                               07/02/07      8,030       7,885,781
    4.12%(g)                            01/15/10      5,210       5,076,209
  Citigroup Global Markets Holdings,
    Inc., Senior Unsecured Notes
    6.50%                               02/15/08      2,880       3,048,494
  Citigroup, Inc., Senior Unsecured
    Notes
    5.75%                               05/10/06      4,095       4,173,157
    5.50%                               08/09/06      2,500       2,547,109
    5.00%                               03/06/07      4,165       4,224,210
    3.50%                               02/01/08     22,765      22,321,310
    6.20%                               03/15/09      1,700       1,792,932
  Citigroup, Inc., Subordinated Notes
    7.75%                               06/15/06        675         704,280
  Citigroup, Inc., Unsecured Notes
    3.62%                               02/09/09      1,080       1,046,250
    4.12%                               02/22/10     18,150      17,725,834
  Devon Financing Corp., Senior
    Unsecured Notes
    7.88%                               09/30/31      3,430       4,272,528
  Diageo Capital PLC, Notes
    3.38%                               03/20/08      1,190       1,157,684
  Eksportfinans, Unsecured Notes
    3.38%                               01/15/08     12,900      12,612,885
  EOP Operating LP, Unsecured Notes
    4.65%                               10/01/10        665         651,467
    4.75%                               03/15/14      2,460       2,306,858
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%                               07/16/07     41,180      41,185,138
    4.12%                               03/04/08     12,665      12,570,481
    3.60%                               10/15/08     11,205      10,873,097
  General Motors Acceptance Corp.,
    Debentures
    6.51%(c)                            12/01/12      1,630         825,876
  General Motors Acceptance Corp.,
    Senior Unsecured Notes
    7.75%                               01/19/10      4,180       4,014,873
    7.25%                               03/02/11      2,125       1,972,950
    6.88%                               09/15/11      1,340       1,215,192
  Household Finance Corp., Senior
    Unsecured Notes
    7.88%                               03/01/07      2,200       2,342,846
  Household Finance Corp., Unsecured
    Notes
    4.12%                               12/15/08      1,980       1,945,865
  HSBC Finance Corp., Senior
    Unsecured Notes
    4.75%                               05/15/09      2,780       2,783,646
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    7.00%                               02/01/08        175         186,729

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
CORPORATE BONDS (Continued)
Finance (Continued)
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(g)                            07/15/08    $ 3,740    $  3,528,899
  Metropolitan Life Global Funding,
    Inc., Unsecured Notes
    4.25%(g)                            07/30/09      3,170       3,080,923
  Nationwide Building Society, Senior
    Unsecured Notes
    3.50%(g)                            07/31/07      7,250       7,113,265
  Nationwide Building Society,
    Unsecured Notes
    4.25%(g)                            02/01/10      2,100       2,058,656
  Qwest Capital Funding, Inc., Senior
    Notes
    6.38%(h)                            07/15/08      3,350       3,098,750
  The Rouse Co., Unsecured Notes
    5.38%                               11/26/13      3,480       3,330,189
  SLM Corp., Unsecured Notes
    4.00%                               01/15/10      7,525       7,282,253
  SP Powerassets Ltd., Unsecured
    Notes
    5.00%(g)                            10/22/13        300         296,961
  Sun Life of Canada Capital Trust,
    Capital Securities
    8.53%(g)                            05/29/49      2,880       3,175,430
  Swedbank, Capital Securities
    7.50%(f)(g)                         09/29/49      2,800       3,206,647
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(g)                            01/22/08      5,965       5,888,523
  USAA Capital Corp., Senior
    Unsecured Notes
    4.00%(g)                            12/10/07      3,065       3,043,180

                                                               ============
                                                                236,883,530
                                                               ------------
Food & Agriculture - 0.2%
  Albertson's, Inc., Senior Debentures
    8.00%                               05/01/31      1,210       1,424,447
  General Mills, Inc., Senior Unsecured
    Notes
    5.12%                               02/15/07      3,200       3,250,176
  Kraft Foods, Inc., Senior Unsecured
    Notes
    6.25%                               06/01/12      1,000       1,075,025

                                                               ============
                                                                  5,749,648
                                                               ------------
Industrial - 0.0%
  Osprey Trust / Osprey I, Inc., Senior
    Secured Notes
    7.63%(f)(g)                         01/15/49      2,375         997,500
                                                               ------------
Insurance - 0.9%
  AIG SunAmerica Global Funding,
    Senior Notes
    6.90%(g)                            03/15/32      1,170       1,362,082
  Allstate Financial Global Funding
    LLC, Senior Unsecured Notes
    6.15%(g)                            02/01/06      4,400       4,482,390
  Liberty Mutual Group, Inc.
    6.50%(g)                            03/15/35      1,875       1,815,985
  Marsh & McLennan Cos, Inc., Senior
    Unsecured Notes
    5.38%                               03/15/07      1,625       1,650,564

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
62

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Insurance (Continued)
  Monumental Global Funding II,
    Senior Secured Notes
    4.38%(g)                            07/30/09     $3,025    $ 2,991,513
  Monumental Global Funding II,
    Senior Unsecured Notes
    5.20%(g)                            01/30/07      2,650      2,700,892
  New York Life Global Funding,
    Unsecured Notes
    3.88%(g)                            01/15/09      2,000      1,958,050
  Protective Life Corp. Secured Trust,
    Secured Notes
    3.70%                               11/24/08      3,080      2,984,366
  Wellpoint, Inc., Unsecured Notes
    5.95%(g)                            12/15/34      3,105      3,117,597

                                                               ===========
                                                                23,063,439
                                                               -----------
Medical Instruments & Supplies - 0.1%
  Boston Scientific Corp., Senior
    Unsecured Notes
    5.45%                               06/15/14      1,470      1,498,621
                                                               -----------
Motor Vehicles - 0.1%
  Daimler Chrysler AG, Senior
    Debentures
    7.45%                               03/01/27      1,425      1,531,296
  Daimler Chrysler N.A. Holding Corp.,
    Unsecured Notes
    4.05%                               06/04/08        205        199,546

                                                               ===========
                                                                 1,730,842
                                                               -----------
Oil & Gas - 0.5%
  Anadarko Finance Co., Senior
    Unsecured Notes
    7.50%                               05/01/31        980      1,200,124
  Atlantic Richfield Co., Debentures
    9.12%(d)                            03/01/11      4,960      6,032,402
  Conoco Funding Co., Senior
    Unsecured Notes
    6.35%                               10/15/11        870        938,347
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    5.38%                               11/01/06      2,405      2,454,206
  Occidental Petroleum Corp., Senior
    Unsecured Notes
    5.88%                               01/15/07      2,750      2,828,540
  Suncor Energy, Inc.
    5.95%                               12/01/34      1,045      1,095,076

                                                               ===========
                                                                14,548,695
                                                               -----------
Pharmaceuticals - 0.3%
  Bristol-Myers Squibb Co., Senior
    Debentures
    6.88%                               08/01/49      1,679      1,932,213
  Merck & Co., Inc., Senior Debentures
    6.40%                               03/01/28      1,000      1,086,476
  Merck & Co., Inc., Senior Unsecured
    Notes
    4.38%                               02/15/13      2,200      2,117,841
  Merck & Co., Inc., Unsecured Notes
    4.75%                               03/01/15      2,600      2,508,610

                                                               ===========
                                                                 7,645,140
                                                               -----------

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Real Estate - 0.2%
  Camden Property Trust, Unsecured
    Notes
    4.70%                               07/15/09     $1,400    $ 1,378,650
  The Rouse Co., Unsecured Notes
    3.62%(f)                            03/15/09      1,455      1,361,281
  Simon Property Group, Inc., Notes
    7.38%                               06/15/18      1,390      1,555,026

                                                               ===========
                                                                 4,294,957
                                                               -----------
Retail Merchandising - 0.1%
  Federated Department Stores, Senior
    Debentures
    7.00%                               02/15/28      1,000      1,081,543
    6.90%                               04/01/29        550        589,123
  May Department Stores Co.,
    Debentures
    6.70%                               07/15/34      1,000      1,029,907
  May Department Stores Co.,
    Unsecured Notes
    5.75%                               07/15/14        650        651,922

                                                               ===========
                                                                 3,352,495
                                                               -----------
Telecommunications - 1.4%
  AT&T Broadband Corp., Unsecured
    Notes
    8.38%                               03/15/13      1,275      1,514,997
  BellSouth Corp., Senior Unsecured
    Notes
    4.20%                               09/15/09        680        663,049
    6.55%                               06/15/34      1,325      1,417,796
  Comcast Cable Communications
    Corp., Senior Notes
    8.38%                               11/01/05        160        163,690
  Comcast Cable Communications
    Corp., Senior Unsecured Notes
    6.38%                               01/30/06         95         96,821
    5.50%                               03/15/11        510        520,674
    7.05%                               03/15/33      1,235      1,381,335
  Continental Cablevision, Inc., Senior
    Notes
    8.30%(d)                            05/15/06      5,655      5,875,992
  New England Telephone & Telegraph
    Co., Debentures
    7.88%                               11/15/29      1,355      1,597,859
  SBC Communications, Inc.,
    Unsecured Notes
    4.12%                               09/15/09        945        919,130
    6.45%                               06/15/34      2,625      2,725,170
  Sprint Capital Corp., Senior Notes
    6.88%                               11/15/28        845        904,649
  Sprint Capital Corp., Senior
    Unsecured Notes
    8.75%                               03/15/32        925      1,200,059
  TCI Communications, Inc., Senior
    Debentures
    7.88%                               02/15/26      4,690      5,721,678
  Verizon Global Funding Corp., Senior
    Unsecured Notes
    7.75%                               12/01/30      1,265      1,528,876
  Verizon Maryland, Inc., Debentures
    5.12%                               06/15/33        650        560,005

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              63

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)        VALUE
                                       ---------- ---------- --------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Verizon Maryland, Inc., Senior
    Debentures
     6.12%                             03/01/12    $  3,705   $  3,887,041
  Verizon New Jersey, Inc., Senior
    Debentures
     5.88%                             01/17/12         500        517,665
  Vodafone Group PLC, Senior
    Unsecured Notes
     7.75%                             02/15/10       5,875      6,635,354

                                                              ============
                                                                37,831,840
                                                              ------------
Transportation - 0.1%
  Burlington Northern Santa Fe Corp.,
    Senior Unsecured Notes
     6.12%                             03/15/09         575        601,728
  Canadian National Railway Co.,
    Senior Unsecured Notes
     6.25%                             08/01/34         600        656,190
  Southwest Airlines Co., Senior
    Unsecured Notes
     5.12%                             03/01/17       1,000        940,160

                                                              ============
                                                                 2,198,078
                                                              ------------
Yankee - 1.5%
  British Telecommunication Group
    PLC, Senior Unsecured Notes
     8.88%                             12/15/30       1,235      1,645,624
  Canadian Pacific Railroad Co.,
    Senior Unsecured Notes
     6.25%                             10/15/11       1,900      2,058,772
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Unsecured Notes
     8.75%                             06/15/30       1,080      1,412,479
  France Telecom, Senior Unsecured
    Notes
     9.25%(f)                          03/01/31       1,350      1,776,805
  Pemex Finance Ltd. (Luxembourg),
    Senior Unsecured Notes
     9.03%                             02/15/11       1,700      1,915,747
  Province of Quebec, Unsecured
    Notes
     5.00%                             07/17/09       1,950      1,985,492
  Statoil (Norway), Unsecured Notes
     5.12%(g)                          04/30/14       3,260      3,275,681
  Telecom Italia Capital (Luxembourg),
    Senior Unsecured Notes
     4.95%(g)                          09/30/14         960        919,590
  Telecom Italia Capital (Luxembourg),
    Unsecured Notes
     6.00%(g)                          09/30/34       4,050      3,921,745
  Telefonica Europe BV, Senior
    Unsecured Notes
     7.75%                             09/15/10       2,075      2,353,891
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
     6.12%                             11/01/08       2,225      2,340,789
  United Mexican States, Bonds
     8.12%                             12/30/19       2,975      3,421,250
  United Mexican States, Senior
    Unsecured Notes
     8.38%                             01/14/11       2,930      3,334,340
     8.00%                             09/24/22       4,235      4,806,725

                                                      PAR
                                        MATURITY     (000)        VALUE
                                       ---------- ---------- --------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  United Mexican States, Unsecured
    Notes
    10.38%                             02/17/09    $  2,860   $  3,380,520
     5.88%                             01/15/14         580        575,650
  XL Capital Ltd. (Kyrgyzstan), Senior
    Unsecured Notes
     6.38%                             11/15/24       1,430      1,492,904

                                                              ============
                                                                40,618,004
                                                              ------------
TOTAL CORPORATE BONDS
  (Cost $548,091,823)                                          546,612,390
                                                              ------------
FOREIGN BONDS - 1.7%
  Bundesrepublic Deutschland (EUR)
     4.75%                             07/04/34       3,700      5,323,655
     4.00%                             01/04/37       5,975      7,625,999
  General Motors Corp. (EUR)
     8.38%                             07/05/33       3,055      3,469,965
  Government of New Zealand (NZD)
     6.00%                             11/15/11      37,000     26,034,048

                                                              ============
TOTAL FOREIGN BONDS
  (Cost $43,836,039)                                            42,453,667
                                                              ------------
TAXABLE MUNICIPAL BONDS - 0.2%
  California Department of Water
    Resources Revenue Bonds, Series
    02, Class E
     3.98%                             05/01/05       3,350      3,351,072
  Fort Irwin Land LLC Military Housing
    Revenue Bonds, Class II, Series A
     5.30%                             12/15/35       3,415      3,252,104

                                                              ============
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $6,763,349)                                              6,603,176
                                                              ------------
SHORT TERM INVESTMENTS - 13.4%
  Federal Home Loan Bank, Discount
    Notes
     2.40%                             04/01/05     309,500    309,499,999
     2.55%                             04/01/05      12,500     12,500,000
     2.62%                             04/11/05      25,000     24,981,806
  Galileo Money Market Fund                           9,297      9,296,611
  Institutional Money Market Trust(i)
                                                      6,686      6,686,430

                                                              ============
TOTAL SHORT TERM INVESTMENTS
  (Cost $362,964,846)                                          362,964,846
                                                              ------------

TOTAL INVESTMENTS IN
  SECURITIES -  100.0%
  (Cost $2,723,649,588(a))    $2,705,686,549
                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
64

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                            NUMBER OF
                                            CONTRACTS         VALUE
                                           -----------   --------------
CALL OPTIONS WRITTEN - 0.0%
  Deutsche Bank, Strike Price 5.50,
    Expires 04/06/05                       (3,240)          $(2,530)
  Federal National Mortgage
    Association 30Yr 5.5%, Strike
    Price 101.718750, Expires
    04/06/05                               (7,050)                 (7)

                                                            =========
TOTAL CALL OPTIONS WRITTEN
  (Premiums received $271,019)                               (2,537)
                                                            ---------

CALL SWAPTIONS WRITTEN - (0.1)%
  Citibank, Strike Price
5.67, Expires
    01/04/10                (3,270)(j)         (1,716,750)
  Deutsche Bank, Strike
Price 5.015,
    Expires 01/29/07        (2,992)(j)           (894,638)

                                               ==========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received                           (2,611,388)
                                               ----------
$2,823,533)

PUT OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price 105,
    Expires 09/30/05
  (Premiums received         (104)     (42,250)
                                       -------
$53,334)

PUT SWAPTIONS WRITTEN - (0.1)%
  Citibank, Strike Price
5.67, Expires
    01/04/10                    (3,270)(j)     (1,339,392)
  Deutsche Bank, Strike
Price 5.015,
    Expires 01/29/07            (2,992)(j)     (1,326,801)
  Goldman Sachs, Strike
Price 5.50,
    Expires 08/26/05            (4,870)(j)       (337,101)
  Union Bank of
Switzerland, Strike
    Price 5.75, Expires        (20,700)(j)       (320,850)
09/23/05

                                               ==========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received                           (3,324,144)
                                               ----------
$7,758,629)

-------------------

 (a) Cost for Federal income tax purposes is $2,726,922,184. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 15,115,800
      Gross unrealized depreciation                                       (36,351,435)
                                                                         ------------
                                                                         $(21,235,635)
                                                                         ============

 (b) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  These securities had a total market value of $19,338,969 which represents 0.76% of net assets.
     (c) Rates shown are the effective yields as of March 31, 2005.
 (d) Securities, or a portion thereof, pledged as collateral with a value of
       $9,412,367 on 3,394 short U.S. Treasury Note futures contracts expiring
       June 2005 and 325 long Euro-dollar futures contracts expiring September
       2005 and 325 long Euro-dollar futures contracts expiring December 2005 and 326 short Euro-Bobl futures contracts expiring June 2005.  The value of such contracts on March 31, 2005 was $578,486,476, with an unrealized gain of $2,184,693 (including commissions of $9,895).
     (e) Securities, or a portion thereof, subject to financing transactions.
     (f) Rates shown are the rates as of March 31, 2005.
 (g) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 3.2% of its net assets, with a current market value of $80,365,279, in securities restricted as to resale.
     (h) Total or partial securities on loan.
  (i) Securities purchased with the cash proceeds from securities loaned.
  (j) Each swaption contract is equivalent to $10,000 in notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              65

                                BLACKROCK FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                        CORE BOND TOTAL RETURN PORTFOLIO

MARCH 31, 2005(UNAUDITED)

ASSETS
 Investments at value (Cost $2,723,649,588)...............................     $  2,705,686,549
 Cash denominated in foreign currencies (Cost $640,942)...................              655,464
 Interest receivable .....................................................           18,552,513
 Investments sold receivable .............................................          129,934,580
 Capital shares sold receivable ..........................................            3,518,347
 Prepaid expenses ........................................................              142,073
 Unrealized appreciation on forward foreign currency contracts ...........              573,201
 Unrealized appreciation on interest rate swaps ..........................            5,126,439
 Futures margin receivable ...............................................               21,276
                                                                               ----------------
    TOTAL ASSETS .........................................................        2,864,210,442
                                                                               ----------------
LIABILITIES
 Payable upon return of securities loaned ................................            6,686,430
 Investments purchased payable ...........................................          277,689,408
 Capital shares redeemed payable .........................................            2,302,098
 Distributions payable ...................................................            3,686,471
 Advisory fees payable ...................................................              530,037
 Administrative fees payable .............................................              273,571
 Transfer agent fees payable .............................................              166,720
 Other accrued expenses payable ..........................................              462,655
 Payable for financing transactions ......................................           14,950,855
 Options written, at fair value (premiums received $324,353)..............               44,787
 Swaptions written, at fair value (premiums received $10,582,162).........            5,935,532
 Futures margin payable ..................................................            1,505,254
 Futures sold payable ....................................................                  118
 Unrealized depreciation on forward foreign currency contracts ...........              221,817
 Unrealized depreciation on interest rate swaps ..........................           10,039,695

                                                                               ================
    TOTAL LIABILITIES ....................................................          324,495,448
                                                                               ----------------
NET ASSETS (Applicable to 161,087,452 BlackRock shares,
 58,670,094 Institutional shares, 15,773,389 Service shares,
 14,373,660 Investor A shares, 5,373,318 Investor B shares and
 8,128,504 Investor C shares outstanding) ................................     $  2,539,714,994
                                                                               ================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER BLACKROCK SHARE ($1,554,322,168/161,087,452).........................     $           9.65
                                                                               ================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER INSTITUTIONAL SHARE ($564,885,076/58,670,094)........................     $           9.63
                                                                               ================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SERVICE SHARE ($151,854,683/15,773,389)..............................     $           9.63
                                                                               ================
NET ASSET VALUE AND REDEMPTION PRICE
 PER INVESTOR A SHARE ($138,519,058/14,373,660)...........................     $           9.64
                                                                               ================
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($9.64/0.960).................     $          10.04
                                                                               ================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 (subject to a maximum contingent deferred sales charge of 4.5%)
 PER INVESTOR B SHARE ($51,762,959/5,373,318).............................     $           9.63
                                                                               ================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 (subject to a maximum contingent deferred sales charge of 1.0%)
 PER INVESTOR C SHARE ($78,371,050/8,128,504).............................     $           9.64
                                                                               ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       66

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        CORE PLUS TOTAL RETURN PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                  NUMBER
                                OF SHARES     VALUE
                               ----------- -----------
PREFERRED STOCKS - 0.1%
  Raytheon Co. Trust I, 7.00%
  (Cost $211,461)                3,950      $207,229
                                            --------

                                      PAR
                       MATURITY      (000)
                    -------------- ---------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 31.8%
  Federal Home Loan Mortgage
Corp.,
  Unsecured Notes
       3.88%            11/10/08    $ 2,065     2,031,877
  Federal National Mortgage
  Association, Notes
       3.12%            03/16/09      1,800     1,715,881
  Federal National Mortgage
  Association, Unsecured Notes
       1.75%            06/16/06        185       180,518
       2.35%            04/05/07      2,785     2,695,568
       4.00%            01/26/09      3,445     3,396,501
       4.75%            02/21/13      1,430     1,402,597
  Resolution Funding Corp. Strip
  Bonds
       6.29%(b)         07/15/18        100        51,533
       6.30%(b)         10/15/18        100        50,789
  Small Business Administration
  Participation Certificates,
Series
  02-P10B, Class 1
       5.20%            08/01/12        599       605,813
  Small Business Administration
  Participation Certificates,
Series
  04-P10A, Class 1
       4.50%            02/01/14      1,505     1,473,103
  U.S. Treasury Bonds
      10.38%(c)         11/15/12      1,975     2,288,069
       8.12%(d)         08/15/19     11,885    15,989,509
       8.50%            02/15/20      1,100     1,530,591
       8.75%            08/15/20      2,785     3,971,237
       8.00%            11/15/21      1,255     1,704,251
       6.00%            02/15/26      6,775     7,750,227
       6.75%            08/15/26      1,645     2,048,474
       6.12%            11/15/27      1,315     1,536,958
       5.50%            08/15/28      1,810     1,966,254
  U.S. Treasury Notes
       2.88%            11/30/06      6,500     6,411,639
       3.00%            12/31/06      5,650     5,578,273
       3.12%            01/31/07     22,230    21,978,179
       3.75%            03/31/07      7,925     7,918,811
       5.00%            02/15/11        525       545,282
       4.75%            05/15/14      2,390     2,434,812
       4.25%         08/14-11/14     18,375    18,008,627
       4.00%            02/15/15      3,295     3,165,773

                                               ==========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $119,322,900)                         118,431,146
                                              -----------
MORTGAGE PASS-THROUGHS - 15.4%
  Federal Home Loan Mortgage Corp.
  Gold
       4.00%         05/10-05/19        893       874,905
       6.00%         05/13-08/17        847       875,703
       5.50%         08/17-04/19        462       472,591
       4.50%            06/01/19        777       761,931
       6.50%         04/31-04/34      1,650     1,712,867
       5.00%         04/34-10/34      5,496     5,375,772

                                                              PAR
                                                MATURITY     (000)       VALUE
                                             ------------- --------- -------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association
    6.00%                                     07/12-04/35   $ 4,303   $ 4,432,548
    5.50%                                     07/14-01/35     7,033     7,088,566
    6.50%                                     03/16-04/35    11,682    12,122,846
    5.00%                                     09/17-01/35     7,636     7,549,117
    4.50%                                     04/19-07/19     4,052     3,960,772
    4.00%                                        12/01/19        81        77,777
    7.00%                                     03/31-07/34       810       854,363
  Federal National Mortgage
    Association ARM
    4.58%(e)                                     01/01/35     3,242     3,224,193
  Government National Mortgage
    Association
    6.00%                                     11/28-01/34     2,899     2,982,672
    7.00%                                     08/30-09/31       394       416,512
    6.50%                                        04/15/31       291       304,274
    5.50%                                     11/33-04/34     1,396     1,410,373
  Government National Mortgage
    Association 1 Year CMT
    3.75%                                        05/20/34     2,774     2,760,340

                                                                      ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $57,435,894)                                                   57,258,122
                                                                      -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 5.0%
  Federal Home Loan Mortgage Corp.
    Series 04-2825, Class VP
    5.50%                                        06/15/15     1,413     1,438,116
  Federal Home Loan Mortgage Corp.,
    Series 04-2877, Class PA
    5.50%                                        07/15/33     1,019     1,032,458
  Federal Home Loan Mortgage Corp.,
    Series 2927, Class BA
    5.50%                                        12/31/49     1,810     1,837,467
  Federal National Mortgage
    Association, Series 99-7, Class AB
    6.00%                                        03/25/29       824       839,794
  Federal National Mortgage
    Association, Series 02-73, Class
    AN
    5.00%                                        11/25/17     1,800     1,788,691
  Federal National Mortgage
    Association, Series 03-35, Class
    TE
    5.00%                                        05/25/18     1,680     1,670,573
  Federal National Mortgage
    Association, Series 03-46, Class
    PT
    3.00%                                        08/25/22     1,775     1,711,805
  Federal National Mortgage
    Association, Series 04-29, Class
    HC
    7.50%                                        07/25/30     1,773     1,902,472
  Federal National Mortgage
    Association, Series 04-69, Class
    AZ
    5.00%                                        06/25/19     1,633     1,620,592
  Federal National Mortgage
    Association, Series 04-99, Class
    AO
    5.50%                                        01/25/34     1,723     1,741,643

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              67

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- -------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association, Series 2922, Class
    GA
    5.50%                                    01/25/35    $ 2,832    $ 2,870,977

                                                                    ===========
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $18,748,292)                                                 18,454,588
                                                                    -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 9.6%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1, Class
    A2
    6.50%                                    04/15/36      2,030      2,199,042
  Bank of America Alternative Loan
    Trust, Series 04-7, Class 4A1
    5.00%(e)                                 08/25/19      1,033      1,011,377
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 00-WF2,
    Class A2
    7.32%                                    10/15/32      1,400      1,557,485
  Chase Commercial Mortgage
    Securities Corp., Series 99-2,
    Class A2
    7.20%                                    01/15/32        285        313,197
  Chase Commercial Mortgage
    Securities Corp., Series 00-1,
    Class A2
    7.76%                                    04/15/32        565        624,302
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                    09/15/30      2,524      2,611,786
  Countrywide Alternative Loan Trust,
    Series 04-27CB, Class A1
    6.00%                                    12/25/34      2,077      2,089,813
  Countrywide Home Loans, Series
    04-29, Class 1A1
    2.92%(e)                                 02/25/35      2,284      2,296,470
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 01-CK6,
    Class A3
    6.39%                                    10/15/11        325        351,289
  GE Capital Commercial Mortgage
    Corp., Series 01-3, Class A2
    6.07%                                    06/10/38      1,670      1,783,299
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                    08/15/36      1,514      1,652,446
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C1, Class A2
    7.72%                                    03/15/33      1,490      1,662,147
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                                    08/16/33      1,390      1,549,373
  Goldman Sachs Mortgage Securities
    Corp. II, Series 99-C1, Class A2
    6.11%                                    11/18/30      1,963      2,045,531
  Goldman Sachs Mortgage Securities
    Corp. II, Series 03-C1, Class X2
    (IO)
    3.40%(b)                                 01/10/40     22,541        715,692
  Goldman Sachs Mortgage Securities
    Corp. II, Series 04-GG2, Class A4
    4.96%                                    08/10/38      1,625      1,627,535

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Greenwich Capital Commercial
    Funding Corp., Series 05-GG3,
    Class A3
    4.57%                                    08/10/42    $ 2,445    $ 2,390,574
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-CIB2, Class A3
    6.43%                                    04/15/35        820        883,869
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-CIBC, Class A3
    6.26%                                    03/15/33      1,150      1,234,209
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    98-C4, Class A1B
    6.21%                                    10/15/35        900        946,016
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C4,
    Class A2
    7.37%                                    08/15/26      1,245      1,387,374
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 02-C7,
    Class A2
    3.90%                                    12/15/26        510        503,176
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 04-C8,
    Class A2
    4.20%                                    12/15/29      1,500      1,467,825
  Morgan Stanley Capital Investments,
    Series 98-HF2, Class A2
    6.48%                                    11/15/30        365        384,665
  Morgan Stanley Capital Investments,
    Series 99-FNV1, Class A2
    6.53%                                    03/15/31        500        530,551
  Salomon Brothers Mortgage
    Securities VII, Series 00-C3, Class
    A2
    6.59%                                    10/18/10      1,650      1,779,338

                                                                    ===========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $36,144,065)                                                 35,598,381
                                                                    -----------
CERTIFICATE OF DEPOSIT - 0.3%
  State Street Bank & Trust, Deposit
    Notes
    2.92%(e)                                 12/11/06        675        674,664
  SunTrust Bank, Inc.
    4.42%                                    06/15/09        430        427,162

                                                                    ===========
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $1,104,772)                                                   1,101,826
                                                                    -----------
ASSET BACKED SECURITIES - 6.0%
  Asset Securitization Corp., Series
    97-D5, Class A1C
    6.75%                                    02/14/41        945        990,908
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                    06/15/10      2,275      2,221,515
  Citibank Credit Card Issuance Trust,
    Series 03-A3, Class A3
    3.10%                                    03/10/10      1,125      1,088,262
  Citibank Credit Card Issuance Trust,
    Series 03-A6, Class A6
    2.90%                                    05/17/10      1,805      1,730,825

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
68

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  Citibank Credit Card Issuance Trust,
    Series 04, Class A1
     2.55%                             01/20/09     $3,270    $ 3,181,744
  Countrywide Alternative Loan Trust,
    Series 04-18CB, Class 2A5
     3.30%(e)                          09/25/34      1,695      1,697,429
  Countrywide Asset-Backed
    Certificates, Series 04-13, Class
    AV4
     3.14%(e)                          06/25/35      2,277      2,280,116
  MBNA Credit Card Master Note
    Trust, Series 03, Class A6
     2.75%                             10/15/10      1,500      1,430,101
  MBNA Credit Card Master Note
    Trust, Series 03, Class A7
     2.65%                             11/15/10      3,250      3,084,113
  MBNA Credit Card Master Note
    Trust, Series 04-A4, Class A4
     2.70%                             09/15/09      2,620      2,549,179
  Structured Asset Receivables Trust,
    Series 03-2
     2.03%(e)                          01/21/09      1,448      1,448,200
  Structured Asset Securities Corp.,
    Series 03-AL2, Class A
     3.36%                             01/25/31        879        797,907

                                                              ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $23,043,299)                                           22,500,299
                                                              -----------
CORPORATE BONDS - 20.0%

Aerospace - 0.4%
  BE Aerospace, Inc., Senior Notes
     8.50%                             10/01/10        110        119,900
  Lockheed Martin Corp., Senior
    Debentures
     8.50%                             12/01/29        370        500,683
  Northrop Grumman Corp.,
    Debentures
     7.88%                             03/01/26        105        131,549
  Northrop Grumman Corp., Senior
    Debentures
     7.75%                             02/15/31        215        271,767
  Northrop Grumman Corp., Senior
    Unsecured Notes
     4.08%                             11/16/06        495        494,485

                                                              ===========
                                                                1,518,384
                                                              -----------
Banks - 3.5%
  Banc One Corp., Senior Unsecured
    Notes
     2.62%                             06/30/08        375        354,084
  Bank of America Corp., Senior
    Unsecured Notes
     5.25%                             02/01/07        425        433,044
     3.88%                             01/15/08        210        207,292
     3.25%                             08/15/08        460        442,957
     2.96%(e)                          02/17/09        250        250,321
     3.38%                             02/17/09        565        541,876
     5.38%                             06/15/14         95         97,257
  Bank of America Corp., Subordinated
    Notes
     7.80%                             02/15/10         75         84,898
  Bank of Scotland Treasury Services,
    Unsecured Notes
     3.50%(f)                          11/30/07        350        342,796

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Depfa ACS Bank, Senior Notes
     3.62%                             10/29/08     $  850    $   839,800
  Deutsche Bank AG, Deposit Notes
     3.84%(e)                          03/15/07        800        798,080
  HBOS Treasury Services PLC,
    Unsecured Notes
     3.75%(f)                          09/30/08        505        493,284
  HSBC Bank USA, Senior Bank Notes
     3.88%                             09/15/09        340        329,892
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
     5.25%                             05/30/07         75         76,478
  J.P. Morgan Chase & Co.,
    Subordinated Notes
     5.75%                             10/15/08        375        388,845
     7.12%                             06/15/09        100        108,927
  National City Bank Cleveland, Senior
    Bank Notes
     3.21%(e)                          06/29/09        525        524,834
  National City Bank, Unsecured Notes
     3.38%                             10/15/07        455        446,202
  The Royal Bank of Scotland Group
    PLC
     4.71%(e)                          12/29/49        200        193,134
  SunTrust Bank, Inc., Senior
    Unsecured Notes
     3.62%                             10/15/07        665        653,981
     4.00%                             10/15/08        325        320,782
  Swedish Export Credit Corp.,
    Unsecured Notes
     2.88%                             01/26/07        375        368,895
  U.S. Bancorp, Senior Unsecured
    Notes
     3.95%                             08/23/07        115        114,342
  U.S. Bank N.A., Senior Bank Notes
     2.40%                             03/12/07        715        692,413
  UBS Preferred Funding Trust I,
    Capital Securities
     8.62%(e)                          10/29/49         40         47,182
  Wachovia Corp., Subordinated Notes
     6.30%                             04/15/28        440        462,483
  Wells Fargo & Co., Senior Unsecured
    Notes
     4.00%                             08/15/08      2,010      1,990,222
     4.20%                             01/15/10      1,140      1,114,852
  Wells Fargo & Co., Subordinated
    Notes
     7.80%(e)                          06/15/10        325        327,757

                                                              ===========
                                                               13,046,910
                                                              -----------
Broadcasting - 0.3%
  Charter Communications Holdings
    LLC, Unsecured Notes
    10.25%                             09/15/10         30         30,825
  News America, Inc., Senior
    Debentures
     7.12%                             04/08/28        125        137,120
     7.30%                             04/30/28        150        167,141
     7.28%                             06/30/28        125        139,210
     7.62%                             11/30/28        140        161,243

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              69

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Broadcasting (Continued)
  News America, Inc., Senior
    Unsecured Notes
     6.20%(f)                          12/15/34     $  325    $  321,350

                                                              ==========
                                                                 956,889
                                                              ----------
Construction - 0.2%
  D.R. Horton, Inc., Senior Unsecured
    Notes
     7.88%                             08/15/11         55        60,093
     8.50%                             04/15/12         25        27,125
     5.62%                             09/15/14        240       227,837
  International Steel Group, Inc.,
    Senior Unsecured Notes
     6.50%                             04/15/14         45        45,900
  K. Hovnanian Enterprises, Inc.,
    Senior Unsecured Notes
     6.50%                             01/15/14        170       166,175
  Pulte Homes, Inc., Senior Unsecured
    Notes
     5.20%                             02/15/15        280       264,380

                                                              ==========
                                                                 791,510
                                                              ----------
Energy & Utilities - 0.7%
  Dominion Resources, Inc., Senior
    Unsecured Notes
     5.70%                             09/17/12        450       466,660
  Exelon Generation Corp., Senior
    Unsecured Notes
     6.75%                             05/01/11        100       108,812
  FirstEnergy Corp., Senior Unsecured
    Notes
     7.38%                             11/15/31        480       546,432
  Midwest Generation LLC,
    Pass-Through Certificates, Series
    B
     8.56%                             01/02/16         60        67,200
  Midwest Generation LLC, Senior
    Secured Notes
     8.75%                             05/01/34        155       172,825
  National Waterworks, Inc., Senior
    Subordinated Notes, Series B
    10.50%                             12/01/12         30        33,375
  Orion Power Holdings, Inc., Senior
    Unsecured Notes
    12.00%                             05/01/10        120       145,500
  Progress Energy, Inc., Senior
    Unsecured Notes
     7.75%                             03/01/31        360       430,632
  Reliant Energy, Inc., Senior Secured
    Notes
     9.25%                             07/15/10         25        26,750
     6.75%                             12/15/14          5         4,650
  Texas Genco LLC, Senior Unsecured
    Notes
     6.88%(f)                          12/15/14         85        85,000
  Transcontinental Gas Pipe Line
    Corp., Senior Notes
     8.88%                             07/15/12        125       146,875
  TXU Corp., Senior Unsecured Notes
     4.80%(f)                          11/15/24        400       382,244

                                                              ==========
                                                               2,616,955
                                                              ----------

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Entertainment & Leisure - 0.5%
  MGM Mirage, Inc., Senior Notes
     6.00%                             10/01/09     $   55    $   54,244
  TCI Communications, Inc., Senior
    Debentures
     7.88%                             08/01/13        150       174,087
  Time Warner Cos., Inc., Debentures
     8.18%                             08/15/07         25        26,926
  Time Warner Cos., Inc., Senior
    Debentures
     7.57%                             02/01/24        720       833,342
     7.70%                             05/01/32        175       208,026
  Time Warner Cos., Inc., Senior
    Unsecured Notes
     6.12%                             04/15/06         25        25,511
     6.75%                             04/15/11        200       216,119
  Viacom, Inc., Senior Debentures
     7.88%                             07/30/30         50        59,392
  The Walt Disney Co., Senior
    Unsecured Notes
     6.20%                             06/20/14        125       133,476

                                                              ==========
                                                               1,731,123
                                                              ----------
Finance - 8.6%
  AID-Israel, Unsecured Notes
     5.50%                             04/26/24        625       660,246
  American Express Co., Senior
    Unsecured Notes
     4.38%                             07/30/09        400       395,572
  ASIF Global Financing, Unsecured
    Notes
     3.85%(c)(f)                       11/26/07        705       692,705
  Associates Corp. of North America,
    Senior Notes
     6.25%                             11/01/08        275       291,271
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
     3.40%                             07/02/07        410       402,635
     3.38%                             10/15/08        500       483,281
     4.12%(f)                          01/15/10        620       604,079
  California Preferred Fund Trust,
    Notes
     7.00%                             12/31/49        200       210,200
  Citigroup, Inc., Senior Unsecured
    Notes
     5.75%                             05/10/06      2,000     2,038,172
     4.25%                             07/29/09      1,945     1,919,637
  Citigroup, Inc., Unsecured Notes
     3.62%                             02/09/09        620       600,625
     4.12%                             02/22/10      2,475     2,417,159
  Devon Financing Corp., Senior
    Unsecured Notes
     7.88%                             09/30/31        285       355,006
  Diageo Capital PLC, Notes
     3.38%                             03/20/08        325       316,174
  Eksportfinans, Unsecured Notes
     3.38%                             01/15/08      1,555     1,520,390
  EOP Operating LP, Senior Unsecured
    Notes
     7.00%                             07/15/11        360       396,467

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
70

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- -------------
CORPORATE BONDS (Continued)
Finance (Continued)
  EOP Operating LP, Unsecured Notes
    4.65%                                10/01/10     $  160    $   156,744
    4.75%                                03/15/14        100         93,775
  General Electric Capital Corp., Senior
    Unsecured Notes
    6.50%                                12/10/07        200        210,628
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%                                07/16/07      6,615      6,616,803
    4.12%                                03/04/08      1,685      1,672,425
    3.60%(e)                             10/15/08      1,585      1,538,051
  General Motors Acceptance Corp.,
    Senior Unsecured Notes
    7.75%                                01/19/10        795        763,594
    7.25%                                03/02/11        250        232,112
  General Motors Acceptance Corp.,
    Unsecured Notes
    4.20%(e)                             09/23/08        425        387,975
  Household Finance Corp., Senior
    Unsecured Notes
    7.20%                                07/15/06         50         51,936
    8.00%                                07/15/10        466        533,089
  Household Finance Corp., Unsecured
    Notes
    4.12%                                12/15/08        580        570,001
  HSBC Finance Corp., Senior
    Unsecured Notes
    4.75%                                05/15/09        340        340,446
  Lehman Brothers Holdings, Inc.,
    Senior Notes
    6.62%                                02/05/06        851        870,020
  Nationwide Building Society, Senior
    Unsecured Notes
    3.50%(f)                             07/31/07        850        833,969
  Nationwide Building Society,
    Unsecured Notes
    4.25%(f)                             02/01/10        525        514,664
  Refco Finance Holdings LLC, Senior
    Subordinated Notes
    9.00%(f)                             08/01/12        100        107,500
  The Rouse Co., Unsecured Notes
    5.38%                                11/26/13        825        789,485
  SLM Corp., Senior Unsecured Notes
    5.62%                                04/10/07        570        584,564
  SLM Corp., Unsecured Notes
    4.00%                                01/15/10        850        822,580
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(f)                             01/22/08        465        459,038
  USAA Capital Corp., Senior
    Unsecured Notes
    4.00%(f)                             12/10/07        370        367,366

                                                                ===========
                                                                 31,820,384
                                                                -----------
Food & Agriculture - 0.2%
  Albertson's, Inc., Senior Debentures
    8.00%                                05/01/31        145        170,698
  General Mills, Inc., Senior Unsecured
    Notes
    5.12%                                02/15/07        185        187,901
  Kraft Foods, Inc., Senior Unsecured
    Notes
    6.25%                                06/01/12        415        446,135

                                                                ===========
                                                                    804,734
                                                                -----------

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- -------------
CORPORATE BONDS (Continued)
Food & Agriculture (Continued)

Insurance - 0.5%
  Allstate Financial Global Funding
    LLC, Senior Unsecured Notes
    6.15%(f)                             02/01/06     $  500    $   509,361
  American General Corp., Senior
    Unsecured Notes
    7.50%(c)                             08/11/10        150        167,542
  Monumental Global Funding II,
    Senior Secured Notes
    4.38%(f)                             07/30/09        350        346,126
  New York Life Insurance Co.,
    Unsecured Notes
    5.88%(f)                             05/15/33        100        103,920
  Protective Life Corp. Secured Trust,
    Secured Notes
    3.70%                                11/24/08        330        319,754
  Wellpoint, Inc., Unsecured Notes
    5.95%(f)                             12/15/34        345        346,400

                                                                ===========
                                                                  1,793,103
                                                                -----------
Manufacturing - 0.0%
  Briggs & Stratton Corp., Senior
    Unsecured Notes
    8.88%                                03/15/11         50         57,875
  Ispat Inland ULC, Senior Secured
    Notes
    9.75%                                04/01/14         75         87,750

                                                                ===========
                                                                    145,625
                                                                -----------
Medical & Medical Services - 0.0%
  Bio-Rad Laboratories, Inc., Senior
    Subordinated Notes
    6.12%(f)                             12/15/14        100         98,000
  HCA, Inc., Unsecured Notes
    5.50%                                12/01/09         85         84,034

                                                                ===========
                                                                    182,034
                                                                -----------
Medical Instruments & Supplies - 0.1%
  Boston Scientific Corp., Senior
    Unsecured Notes
    5.45%                                06/15/14        190        193,699
                                                                -----------
Metal & Mining - 0.0%
  TRIMAS Corp., Senior Subordinated
    Notes
    9.88%                                06/15/12        100        101,500
                                                                -----------
Motor Vehicles - 0.1%
  Daimler Chrysler AG, Senior
    Debentures
    7.45%                                03/01/27        135        145,070
  Daimler Chrysler N.A. Holding Corp.,
    Unsecured Notes
    4.05%                                06/04/08         65         63,271

                                                                ===========
                                                                    208,341
                                                                -----------
Oil & Gas - 0.9%
  Anadarko Finance Co., Senior
    Unsecured Notes
    7.50%                                05/01/31        300        367,385
  Conoco Funding Co., Senior
    Unsecured Notes
    6.35%                                10/15/11        175        188,748

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              71

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Consolidated Natural Gas, Inc.,
    Senior Debentures
    5.00%                               03/01/14     $  235    $  230,399
  Consolidated Natural Gas, Inc.,
    Senior Unsecured Notes
    6.25%                               11/01/11        150       160,681
  Devon Energy Corp., Senior
    Debentures
    7.95%                               04/15/32        230       289,984
  El Paso Natural Gas Co., Debentures
    8.62%                               01/15/22        130       147,632
  El Paso Production Holding Co.,
    Senior Notes
    7.75%                               06/01/13         45        45,450
  Encana Corp.(Canada), Senior
    Unsecured Notes
    4.75%                               10/15/13        340       333,050
  Enterprise Products Operating LP,
    Senior Unsecured Notes
    4.00%                               10/15/07        225       221,884
  OAO Gazprom, Senior Unsecured
    Notes
    9.62%(f)                            03/01/13        300       342,750
  OAO Gazprom, Unsecured Notes
    9.62%                               03/01/13        260       297,464
  Occidental Petroleum Corp., Senior
    Notes
    8.45%                               02/15/29         70        94,363
  Phillips Petroleum Co., Senior
    Debentures
    7.00%                               03/30/29         80        94,327
  Pioneer Natural Resources Co.,
    Senior Notes
    7.20%                               01/15/28        140       161,934
  Suncor Energy, Inc.
    5.95%                               12/01/34        120       125,750
  The Williams Cos., Inc., Senior
    Unsecured Notes
    7.62%                               07/15/19         80        86,800
    7.75%                               06/15/31         25        27,000

                                                               ==========
                                                                3,215,601
                                                               ----------
Pharmaceuticals - 0.3%
  Bristol-Myers Squibb Co., Senior
    Debentures
    6.88%                               08/01/49        195       224,408
  Elan Finance Corp., Unsecured
    Notes
    7.75%(f)                            11/15/11        145       108,750
  Merck & Co., Inc., Senior Debentures
    5.95%                               12/01/28        155       160,190
  Merck & Co., Inc., Unsecured Notes
    4.75%                               03/01/15        550       530,668

                                                               ==========
                                                                1,024,016
                                                               ----------
Real Estate - 0.3%
  Avalonbay Communities, Inc., Senior
    Unsecured Notes
    6.62%                               09/15/11        180       194,772
  Camden Property Trust, Unsecured
    Notes
    4.70%                               07/15/09        380       374,205

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
CORPORATE BONDS (Continued)
Real Estate (Continued)
  Developers Diversified Realty Corp.,
    Senior Unsecured Notes
    3.88%                               01/30/09     $  475    $  456,451

                                                               ==========
                                                                1,025,428
                                                               ----------
Retail Merchandising - 0.2%
  Delhaize America, Inc., Senior
    Debentures
    9.00%                               04/15/31        160       194,390
  Federated Department Stores, Senior
    Debentures
    6.90%                               04/01/29        225       241,005
  Kroger Co., Senior Unsecured Notes
    6.80%                               04/01/11        250       271,024
  May Department Stores Co.,
    Debentures
    6.70%                               07/15/34        125       128,738

                                                               ==========
                                                                  835,157
                                                               ----------
Semiconductors & Related Devices - 0.0%
  Freescale Semiconductor, Inc.,
    Senior Unsecured Notes
    5.41%                               07/15/09         50        51,375
  Magnachip Semiconductor, Senior
    Secured Notes
    6.26%(e)(f)                         12/15/11         60        61,500

                                                               ==========
                                                                  112,875
                                                               ----------
Telecommunications - 1.4%
  AT&T Broadband Corp., Unsecured
    Notes
    8.38%                               03/15/13        525       623,822
  BellSouth Corp., Senior Unsecured
    Notes
    4.20%                               09/15/09        525       511,912
    6.55%                               06/15/34        150       160,505
  Cincinnati Bell, Inc., Senior
    Subordinated Notes
    8.38%                               01/15/14        110       108,350
  Comcast Cable Communications
    Corp., Senior Unsecured Notes
    5.50%                               03/15/11        210       214,395
    7.05%                               03/15/33        190       212,513
  Continental Cablevision, Inc., Senior
    Notes
    8.30%                               05/15/06        400       415,632
  CSC Holdings, Inc., Senior
    Debentures
    7.88%                               02/15/18         60        63,750
  Intelsat Bermuda Ltd., Senior
    Unsecured Notes
    7.80%(e)(f)                         01/15/12         70        71,050
    8.25%(f)                            01/15/13         40        40,100
  New Jersey Bell Telephone,
    Debentures
    7.85%                               11/15/29         35        42,668
  Qwest Corp., Senior Unsecured
    Notes
    7.88%(f)                            09/01/11        255       263,289

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
72

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  SBC Communications, Inc.,
    Unsecured Notes
    4.12%                              09/15/09     $  110    $   106,989
    6.45%                              06/15/34        345        358,165
  Sprint Capital Corp., Senior
    Unsecured Notes
    8.75%                              03/15/32        200        259,472
  TCI Communications, Inc., Senior
    Debentures
    8.75%                              08/01/15        360        450,201
    7.88%                              02/15/26        140        170,796
  Verizon Global Funding Corp., Senior
    Unsecured Notes
    7.75%                              12/01/30        455        549,912
  Verizon Maryland, Inc., Debentures
    5.12%                              06/15/33         95         81,847
  Verizon New Jersey, Inc., Senior
    Debentures
    5.88%                              01/17/12        365        377,895
  Vodafone Group PLC, Unsecured
    Notes
    5.00%                              12/16/13        275        273,143

                                                              ===========
                                                                5,356,406
                                                              -----------
Transportation - 0.1%
  Overseas Shipholding Group, Inc.,
    Senior Unsecured Notes
    7.50%                              02/15/24        170        170,850
  Southwest Airlines Co., Senior
    Unsecured Notes
    5.12%                              03/01/17        175        164,528

                                                              ===========
                                                                  335,378
                                                              -----------
Yankee - 1.7%
  AID-Israel, Unsecured Notes
    5.50%                              09/18/23        850        897,124
  British Telecommunication Group
    PLC, Senior Unsecured Notes
    8.88%                              12/15/30         10         13,325
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Unsecured Notes
    8.75%                              06/15/30         30         39,236
  Deutsche Telekom International
    Finance BV, Senior Unsecured
    Notes
    8.25%                              06/15/05        200        201,816
  Encana Corp. (Canada), Bonds
    6.50%                              08/15/34        140        154,883
  France Telecom, Senior Unsecured
    Notes
    9.25%                              03/01/31        175        230,327
  Omi Corp. (Mali), Senior Notes
    7.62%                              12/01/13        150        156,000
  Province of Quebec, Unsecured
    Notes
    5.00%                              07/17/09        290        295,278
  Republic of Colombia, Senior
    Unsecured Notes
    9.75%                              04/09/11        744        818,319
  Telecom Italia Capital (Luxembourg),
    Unsecured Notes
    6.00%(f)                           09/30/34        540        522,899

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Telefonica Europe BV, Senior
    Unsecured Notes
    7.75%                              09/15/10     $  160    $   181,505
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
    6.12%                              11/01/08        425        447,117
  United Mexican States, Bonds
    8.12%                              12/30/19        460        529,000
  United Mexican States, Senior
    Unsecured Notes
    8.38%                              01/14/11        705        802,290
    6.62%                              03/03/15        140        145,600
    8.00%                              09/24/22        605        686,675
  XL Capital Ltd. (Kyrgyzstan), Senior
    Unsecured Notes
    6.38%                              11/15/24        300        313,197

                                                              ===========
                                                                6,434,591
                                                              -----------
TOTAL CORPORATE BONDS
  (Cost $74,587,524)
                                                               74,250,643
                                                              -----------

FOREIGN BONDS - 1.8%
  Bundesrepublic Deutschland (EUR)
    4.75%                           07/04/34       475       683,442
    4.00%                           01/04/37       825     1,052,962
  General Motors Corp. (EUR)
    8.38%                           07/05/33       415       471,370
  Mexican Fixed Rate Bonds (MXP)
    8.00%                           12/24/08    16,080     1,344,326
    9.00%                           12/24/09    11,253       963,019
  New Zealand Government (NZD)
    6.00%                           04/15/15     3,300     2,318,781

                                                           =========
TOTAL FOREIGN BONDS
  (Cost $6,765,637)                                        6,833,900
                                                           ---------
TAXABLE MUNICIPAL BONDS - 0.2%
  California Department of Water
    Resources Revenue Bonds, Series
    02, Class E
    3.98%                           05/01/05       175       175,056
  Fort Irwin Land California LLC
    Revenue Bonds, Series 05
    5.40%                           12/15/47       600       563,382

                                                           =========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $774,706)                                            738,438
                                                           ---------
SHORT TERM INVESTMENTS - 15.7%
  Federal Home Loan Bank, Discount
    Notes
    2.55%                           04/01/05    48,000    48,000,000
  Galileo Money Market Fund                     10,480    10,479,662

                                                          ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $58,479,662)                                      58,479,662
                                                          ----------

TOTAL INVESTMENTS IN SECURITIES -
105.9%
  (Cost $396,618,212(a))   393,854,234

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              73

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                              NUMBER OF
                              CONTRACTS          VALUE
                          ----------------- ---------------
CALL OPTIONS WRITTEN - 0.0%
  Deutsche Bank, Strike
Price 5.50,
    Expires 04/06/05              (480)       $    (375)
  Federal National
Mortgage
    Association 30Yr
5.5%, Strike
    Price 101.718750,
Expires
    04/06/05                      (940)                (1)

                                              ===========
TOTAL CALL OPTIONS WRITTEN
  (Premiums received                               (376)
                                              -----------
$37,336)
CALL SWAPTIONS WRITTEN - (0.1)%
  Citibank, Strike Price
5.67, Expires
    01/04/10                      (370)(g)     (194,250)
  Deutsche Bank, Strike
Price 5.015,
    Expires 01/29/07              (442)(g)     (132,035)

                                              ===========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received                           (326,285)
                                              -----------
$358,833)
PUT OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price 105,
    Expires 09/30/05
  (Premiums received               (15)          (6,094)
                                              -----------
$7,692)
PUT SWAPTIONS WRITTEN - (0.1)%
  Citibank, Strike Price
5.67, Expires
    01/04/10                      (370)(g)     (151,552)
  Deutsche Bank, Strike
Price 5.015,
    Expires 01/29/07              (442)(g)     (195,816)
  Goldman Sachs, Strike
Price 5.50,
    Expires 08/26/05              (700)(g)      (48,454)
  Union Bank of
Switzerland, Strike
    Price 5.75, Expires         (1,600)(g)      (24,800)
09/23/05

                                              ===========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received                           (420,622)
                                              -----------
$769,049)

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (5.9)%
  (including $32,158,270 of payable for
  investments purchased)                     (21,855,374)
                                             -----------
NET ASSETS - 100.0%
  (Applicable to 36,189,060 BlackRock
  shares, 40 Institutional shares, 2,861
  Service shares, 2,555 Investor A
  shares, 9,623 Investor B shares and
  2,664 Investor C shares outstanding)     $ 371,245,483
                                           =============

                                               VALUE
                                            -----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  BLACKROCK SHARE
  ($371,063,363/36,189,060)                 $ 10.25
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
               ($415/40)(h)                 $ 10.19
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
         ($29,499/2,861)                    $ 10.31
                                            =======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
         ($26,220/2,555)                    $ 10.26
                                            =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
          ($10.26/0.960)                    $ 10.69
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
         ($98,686/9,623)                    $ 10.26
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR C SHARE
         ($27,300/2,664)                    $ 10.25
                                            =======

-------------------

 (a) Cost for Federal income tax purposes is $397,041,822. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 1,860,317
      Gross unrealized depreciation                                       (5,047,905)
                                                                         -----------
                                                                         $(3,187,588)
                                                                         ===========

     (b) Rates shown are the effective yields as of March 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
74

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

  (c) Securities, or a portion thereof, pledged as collateral with a value of
       $676,418 on 2 long U.S. Treasury Bond futures contracts and 280 short
       U.S. Treasury Note futures contracts expiring June 2005 and 43 long
       Euro-dollar futures contracts expiring September 2005 and 47 short
       Euro-dollar futures contracts expiring June 2005.  The value of such contracts on March 31, 2005 was $57,847,011, with an unrealized gain of
       $43,520 (including commissions of $951).
 (d) Securities, or a portion thereof, with a market value of $1,461,871 have been pledged as collateral for swap and swaption contracts.
     (e) Rates shown are the rates as of March 31, 2005.
  (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 2.2% of its net assets, with a current market value of $8,018,138, in securities restricted as to resale.
 (g) Each swaption contract is equivalent to $10,000 in notional amount.
 (h) Exact net assets and shares outstanding at March 31, 2005 were $414.88 and
       40.701, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              75

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                          GOVERNMENT INCOME PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 42.7%
  Small Business Administration
    Participation Certificates, Series
    96-20J, Class 1
    7.20%                                        10/01/16    $    160   $    168,781
  Small Business Administration
    Participation Certificates, Series
    98-20J, Class 1
    5.50%                                        10/01/18         136        138,731
  Small Business Investment Cos.
    Pass-Through, Series 03-10A,
    Class 1
    4.63%                                        03/10/13       1,319      1,305,227
  U.S. Treasury Bonds
    8.00%(b)                                     11/15/21       2,820      3,829,473
    6.50%                                        11/15/26         735        892,278
    5.38%                                        02/15/31       4,000      4,359,532
  U.S. Treasury Notes
    3.25%                                        08/15/07       6,290      6,205,230
    3.38%                                        10/15/09       3,085      2,986,906
    4.00%                                     11/12-02/14      69,045     66,648,831
    4.25%                                     11/13-11/14     128,715    126,098,282
    4.75%                                        05/15/14      11,130     11,338,688

                                                                        ============
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $226,962,279)                                                    223,971,959
                                                                        ------------
MORTGAGE PASS-THROUGHS - 42.0%
  Federal Home Loan Mortgage Corp.
    6.00%                                        12/01/12          86         89,324
    5.50%                                     10/13-11/13         341        348,356
    7.50%                                        11/01/25           2          1,754
    6.50%                                     08/32-10/32         331        343,710
  Federal Home Loan Mortgage Corp.
    Gold
    6.00%                                     10/13-10/33       2,690      2,779,657
    5.50%                                     05/14-01/35         388        394,136
    4.50%                                        06/01/19       2,041      2,000,068
    8.00%                                     01/25-11/26         189        204,247
    6.50%                                     03/29-04/34         471        488,905
    7.00%                                     09/31-04/32         215        227,066
  Federal National Mortgage
    Association
    6.00%                                     08/08-04/35      60,093     61,536,776
    7.00%                                     08/09-12/11          37         38,572
    4.00%                                     05/10-03/20      20,644     19,859,810
    6.50%                                     01/13-10/34       9,162      9,535,784
    5.50%(b)                                  12/13-03/35      55,016     55,145,665
    8.00%                                        08/01/14          18         18,533
    5.00%                                     02/18-04/35      49,144     48,277,932
    4.50%                                     06/18-04/35      17,686     17,228,737
    7.50%                                     06/24-04/26          60         64,049
  Government National Mortgage
    Association
    8.00%                                        04/20/13          86         90,912
    6.00%                                     01/14-06/14         298        309,658
    5.50%                                     03/14-08/33         698        716,078
    7.00%                                     10/27-06/28         359        379,732
    7.50%                                        11/15/27           2          1,693
    5.00%                                     07/33-04/35          84         92,182
    6.50%                                        04/20/35         100        104,375

                                                                        ============
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $221,383,253)                                                    220,277,711
                                                                        ------------

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.1%
  Federal National Mortgage
    Association, Series 03-130, Class
    SP (IO)
    1.00%(c)                                     08/25/28    $  8,985   $    440,204
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (IO)
    7.00%(c)                                     02/17/17          45         11,748
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (PO)
    7.00%(c)                                     02/17/17          45         41,477

                                                                        ============
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $603,416)
                                                                             493,429
                                                                        ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                        08/15/36         986      1,076,234
  Goldman Sachs Residential
    Mortgage Loan Trust, Series
    03-13, Class 1A1
    4.51%(d)                                     10/25/33       2,012      1,956,388
  Residential Accredit Loans, Series
    03-QS4, Class A (IO)
    6.00%                                        03/25/33         525         92,805
  Washington Mutual Mortgage
    Securities Corp., Series 02-S8,
    Class 1A3
    8.00%                                        01/25/33          93         92,510

                                                                        ============
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $3,253,383)
                                                                           3,217,937
                                                                        ------------
PROJECT LOANS - 0.0%
  Federal Housing Authority, Series 82
    7.43%
  (Cost $2,948)                                  09/01/22           3          2,922
                                                                        ------------
ASSET BACKED SECURITIES - 0.4%
  The Money Store Small Business
    Administration Loan Trust, Series
    99-1, Class A
    3.30%(d)                                     07/15/25         108        107,419
  Structured Asset Receivables Trust,
    Series 03-2
    2.03%(d)                                     01/21/09       1,402      1,402,226

                                                                        ============
TOTAL ASSET BACKED SECURITIES
  (Cost $1,506,674)
                                                                           1,509,645
                                                                        ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
76

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                               PAR/SHARES
                                    MATURITY     (000)         VALUE
                                   ---------- ----------- --------------
SHORT TERM INVESTMENTS - 14.2%
  Federal Home Loan Bank, Discount
    Notes
    2.55%                          04/01/05     $64,000    $64,000,000
  Galileo Money Market Fund                      10,692     10,691,678

                                                           ===========
TOTAL SHORT TERM INVESTMENTS
  (Cost $74,691,678)                                        74,691,678
                                                           -----------

TOTAL INVESTMENTS IN
  SECURITIES -  100.0%
  (Cost $528,403,631(a))    $524,165,281
                            ============

                           NUMBER OF
                           CONTRACTS
                          ----------
CALL OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
113, Expires
    06/30/05                  (93)      (2,906)
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price 111,
    Expires 09/30/05         (134)     (92,125)

                                       =======
TOTAL CALL OPTIONS WRITTEN
  (Premiums received                   (95,031)
                                       -------
$131,240)

PUT OPTIONS PURCHASED - 0.0%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
108, Expires
    06/30/05
  (Cost $84,710)          142   57,688
                                ------

PUT OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
109, Expires
    06/30/05              (93)        (68,297)
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
110, Expires
    06/30/05              (71)        (87,641)

                                      =======
TOTAL PUT OPTIONS WRITTEN
  (Premiums received                 (155,938)
                                     --------
$152,602)

-------------------

 (a) Cost for Federal income tax purposes is $529,979,696. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 1,092,038
      Gross unrealized depreciation                                       (6,906,453)
                                                                         -----------
                                                                         $(5,814,415)
                                                                         ===========

 (b) Securities, or a portion thereof, pledged as collateral with a value of
       $1,294,293 on 766 short U.S. Treasury Note futures contracts, 18 long
       U.S. Treasury Note futures contracts expiring June 2005, 35 long U.S.
       Treasury Note futures contracts, 160 long Euro-dollar futures contracts expiring September 2005, 368 long Euro-dollar futures contracts expiring
       December 2005 and 160 short Euro-dollar futures contracts expiring
       September 2006.  The value of such contracts on March 31, 2005 was
       $257,386,347, with an unrealized gain of $221,196 (including commissions of $3,814).
     (c) Rates shown are the effective yields as of March 31, 2005.
 (d) Rates shown are the rates as of March 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              77

                                BLACKROCK FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                          GOVERNMENT INCOME PORTFOLIO

MARCH 31, 2005 (UNAUDITED)

ASSETS
 Investments at value (Cost $528,403,631).................................     $  524,165,281
 Option purchased at value (premiums paid $84,710)........................             57,688
 Interest receivable .....................................................          3,645,120
 Interest receivable on interest rate swaps ..............................             21,035
 Investments sold receivable .............................................        391,566,982
 Capital shares sold receivable ..........................................          1,259,293
 Prepaid expenses ........................................................             32,574
 Unrealized appreciation on interest rate swaps ..........................          1,220,790
 Futures margin receivable ...............................................              7,628
                                                                               --------------
    TOTAL ASSETS .........................................................        921,976,391
                                                                               --------------
LIABILITIES
 Investments purchased payable ...........................................        468,995,655
 Capital shares redeemed payable .........................................            940,756
 Distributions payable ...................................................          1,148,594
 Advisory fees payable ...................................................             85,986
 Administrative fees payable .............................................             84,881
 Transfer agent fees payable .............................................             30,151
 Other accrued expenses payable ..........................................            144,292
 Interest payable on interest rate swaps .................................             76,782
 Options written, at fair value (premiums received $283,842)..............            250,969
 Futures margin payable ..................................................            231,365
 Unrealized depreciation on interest rate swaps ..........................            480,677
                                                                               --------------
    TOTAL LIABILITIES ....................................................        472,470,108
                                                                               --------------
NET ASSETS (Applicable to 999,922 BlackRock shares,
 17,680,788 Service shares, 16,283,098 Investor A shares,
 3,858,541 Investor B shares and 2,404,726 Investor C shares outstanding)      $  449,506,283
                                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER BLACKROCK SHARE ($10,907,689/999,922)................................     $        10.91
                                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SERVICE SHARE ($192,704,664/17,680,788)..............................     $        10.90
                                                                               ==============
NET ASSET VALUE AND REDEMPTION PRICE
 PER INVESTOR A SHARE ($177,620,406/16,283,098)...........................     $        10.91
                                                                               ==============
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($10.91/0.955)................     $        11.42
                                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 (subject to a maximum contingent deferred sales charge of 4.5%)
 PER INVESTOR B SHARE ($42,087,875/3,858,541).............................     $        10.91
                                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 (subject to a maximum contingent deferred sales charge of 1.0%)
 PER INVESTOR C SHARE ($26,185,649/2,404,726).............................     $        10.89
                                                                               ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       78

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       INFLATION PROTECTED BOND PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                      PAR
                       MATURITY      (000)       VALUE
                    -------------- --------- -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 79.5%
  U.S. Treasury Inflation
Protected
  Bonds
      2.38%             01/15/25    $3,320    $ 3,612,594
      3.62%(b)          04/15/28     1,365      2,115,372
      3.88%             04/15/29     2,450      3,908,227
      3.38%             04/15/32       350        498,988
  U.S. Treasury Inflation
Protected
  Notes
      3.88%             01/15/09     1,475      1,891,333
      4.25%             01/15/10        70         90,313
      0.88%             04/15/10       955        940,294
      3.38%             01/15/12     1,155      1,392,072
      3.00%             07/15/12     2,575      3,005,616
      1.88%             07/15/13     2,425      2,561,629
      2.00%          01/14-07/14     4,345      4,561,382
      1.62%             01/15/15     1,150      1,131,491
  U.S. Treasury Notes
      3.38%             02/28/07     2,775      2,754,729

                                              ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $27,883,539)                           28,464,040
                                              -----------

MORTGAGE PASS-THROUGHS - 4.6%
  Federal National Mortgage
    Association ARM
    4.43%(c)                  06/01/34   662      656,638
    4.65%(c)                  02/01/35   993      992,592

                                                  =======
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $1,662,089)                             1,649,230
                                                ---------

CORPORATE BONDS - 0.4%
Yankee - 0.4%
  United Mexican States, Senior
    Unsecured Notes
    6.62%
  (Cost $103,347)               03/03/15   100   104,000
                                                 -------

FOREIGN BONDS - 4.4%
  Bundesrepublic
Deutschland (EUR)
    4.75%      07/04/34       50       71,941
    4.00%      01/04/37       75       95,724
  Canada Government Real
Return
  (CND)
    3.00%      12/01/36      440      452,015
  Swedish Government
(SEK)
    4.00%      12/01/08    6,287      965,967

                                      =======
TOTAL FOREIGN BONDS
  (Cost $1,588,535)                 1,585,647
                                    ---------

                                               PAR/SHARES
                                    MATURITY     (000)        VALUE
                                   ---------- ----------- -------------
SHORT TERM INVESTMENTS - 8.6%
  Federal Home Loan Bank, Discount
    Notes
    2.55%                          04/01/05      $3,000    $3,000,000
  Galileo Money Market Fund                          92        92,122

                                                           ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,092,122)                                         3,092,122
                                                           ----------

TOTAL INVESTMENTS IN SECURITIES -  97.5%
  (Cost $34,329,632(a))                       34,895,039

                           NUMBER OF
                           CONTRACTS
                          -----------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price 112,
    Expires 09/30/05
  (Premiums received          (39)       (17,062)
                                         -------
$21,656)

CALL SWAPTIONS WRITTEN - (0.1)%
  Deutsche Bank, Strike
Price 5.15,
    Expires 01/11/07
  (Premiums received            (130)(d)     (44,323)
                                             -------
$50,375)

PUT OPTIONS PURCHASED - 0.0%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
108, Expires
    06/30/05
  (Cost $4,852)           14   5,688
                               -----

PUT OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
110, Expires
    06/30/05
  (Premiums received           (7)     (8,641)
                                       ------
$6,653)

PUT SWAPTIONS WRITTEN - (0.1)%
  Deutsche Bank, Strike
Price 5.15,
    Expires 01/11/07
  (Premiums received            (130)(d)     (50,181)
                                             -------
$50,375)

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 2.5%                          905,031
                                              -------
NET ASSETS - 100.0%
  (Applicable to 2,403,281 BlackRock
  shares, 411,637 Institutional shares,
  29 Service shares, 383,670 Investor
  A shares, 84,623 Investor B shares
  and 169,639 Investor C shares
  outstanding)                            $35,685,551
                                          ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              79

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 INFLATION PROTECTED BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                               VALUE
                                            -----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  BLACKROCK SHARE
  ($24,721,918/2,403,281)                   $ 10.29
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($4,310,633/411,637)                      $ 10.47
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
             ($307/29)(e)                   $ 10.52
                                            =======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($3,994,060/383,670)                      $ 10.41
                                            =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
        ($10.41/0.970)                      $ 10.73
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
     ($882,402/84,623)                      $ 10.43
                                            =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR C SHARE
  ($1,776,229/169,639)                      $ 10.47
                                            =======

-------------------

 (a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $627,691
      Gross unrealized depreciation                                     (62,284)
                                                                       --------
                                                                       $565,407
                                                                       ========

 (b) Securities, or a portion thereof, pledged as collateral with a value of
       $65,724 on 43 long U.S. Treasury Note futures contracts and 40 short
       U.S. Treasury Note futures contracts and 10 short Canadian Government
       Bond futures contracts and 5 short Euro Bobl futures contracts expiring
       June 2005.  The value of such contracts on March 31, 2005 was
       $14,832,008, with an unrealized loss of $13,080 (including commissions of $210).
     (c) Rates shown are the rates as of March 31, 2005.
 (d) Each swaption contract is equivalent to $10,000 in notional amount.
 (e) Exact net assets and shares outstanding at March 31, 2005 were $307.48 and
       29.235, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
80

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                                 GNMA PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.5%
  U.S. Treasury Bonds
     6.50%
  (Cost $1,344,637)                              11/15/26    $ 1,130    $  1,371,802
                                                                        ------------
MORTGAGE PASS-THROUGHS - 79.0%
  Federal Home Loan Mortgage Corp.
    Gold
     5.50%                                    06/13-02/18        737         753,462
     6.00%(b)                                 11/13-04/34        428         441,653
     6.50%                                    12/13-04/31        482         504,356
     8.00%                                       07/01/17         63          68,590
     9.00%                                       12/01/19          1             931
     7.50%                                    09/26-03/27         11          11,706
     5.00%                                       09/01/33         87          85,680
  Federal National Mortgage
    Association
     6.00%                                    04/11-04/35     13,703      14,007,171
     6.50%                                    02/13-04/34      1,093       1,138,618
     5.50%                                    12/13-02/35     11,235      11,260,471
     8.00%                                       08/01/14        140         142,088
     4.50%                                    08/18-06/34        884         863,834
     4.00%                                       03/01/19        136         129,791
     8.50%                                       10/01/24          6           6,032
     5.00%                                    05/34-04/35        600         586,500
  Government National Mortgage
    Association
     8.00%                                    12/07-08/24        589         634,303
     5.50%                                    11/08-04/34     56,288      56,881,363
     6.50%                                    03/16-12/34     34,568      36,072,384
     7.00%(b)                                 09/17-05/32      2,690       2,848,944
     5.00%                                    12/17-12/34     42,509      42,360,220
     9.00%                                    05/18-07/21        305         334,230
    10.00%                                       12/15/20          3           3,817
     7.50%                                    10/25-11/29        532         570,658
     6.00%                                    01/28-01/35     44,708      45,926,701
     4.50%                                    12/34-01/35      5,915       5,667,420
  Government National Mortgage
    Association II
     6.00%                                       02/20/29        169         173,505

                                                                        ============
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $222,368,898)                                                    221,474,428
                                                                        ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.2%
  Federal National Mortgage
    Association, Series 03-130, Class
    SP (IO)
     1.00%(c)
  (Cost $583,264)                                08/25/28     10,175         498,479
                                                                        ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 2.0%
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
     7.18%                                       08/15/36      1,257       1,371,483
  GSR Mortgage Loan Trust, Series
    03-13, Class 1A1
     4.51%(d)                                    10/25/33      4,023       3,912,775
  Residential Accredit Loans, Series
    03-QS4, Class A (IO)
     6.00%(c)                                    03/25/33        656         116,007

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Washington Mutual Mortgage
    Securities Corp., Series 02-S8,
    Class 1A3
     8.00%                                       01/25/33    $   124    $    123,346

                                                                        ============
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $5,575,503)
                                                                           5,523,611
                                                                        ------------
PROJECT LOANS - 0.0%
  Federal Housing Authority, Series 82
     7.43%
  (Cost $15,247)                                 09/01/22         15          15,342
                                                                        ------------
ASSET BACKED SECURITIES - 0.8%
  The Money Store Small Business
    Administration Loan Trust, Series
    99-1, Class A
     3.30%(d)                                    07/15/25        325         322,259
  Structured Asset Receivables Trust,
    Series 03-2
     2.03%(d)                                    01/21/09      1,793       1,793,010

                                                                        ============
TOTAL ASSET BACKED SECURITIES
  (Cost $2,112,839)
                                                                           2,115,269
                                                                        ------------
SHORT TERM INVESTMENTS - 17.5%
  Federal Home Loan Bank, Discount
    Notes
     2.55%                                       04/01/05     39,000      39,000,000
  Galileo Money Market Fund
                                                              10,408      10,408,456

                                                                        ============
TOTAL SHORT TERM INVESTMENTS
  (Cost $49,408,456)
                                                                          49,408,456
                                                                        ------------

TOTAL INVESTMENTS IN
  SECURITIES -  100.0%
  (Cost $281,408,844(a))    $280,407,387
                            ============

                           NUMBER OF
                           CONTRACTS
                          ----------
CALL OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
113, Expires
    06/30/05              (49)          (1,531)
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price 111,
    Expires 09/30/05      (66)         (45,375)

                                       =======
TOTAL CALL OPTIONS WRITTEN
  (Premiums received                   (46,906)
                                       -------
$66,428)

PUT OPTIONS PURCHASED - 0.0%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
108, Expires
    06/30/05
  (Cost $44,145)          74   30,062
                               ------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              81

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           GNMA PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                           NUMBER OF
                           CONTRACTS      VALUE
                          ----------- -------------
PUT OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
109, Expires
    06/30/05              (49)          $ (35,984)
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
110, Expires
    06/30/05              (37)            (45,672)

                                        =========
TOTAL PUT OPTIONS WRITTEN
  (Premiums received                      (81,656)
                                        ---------
$79,812)

-------------------

 (a) Cost for Federal income tax purposes is $281,484,759. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 1,135,736
      Gross unrealized depreciation                                       (2,213,108)
                                                                         -----------
                                                                         $(1,077,372)
                                                                         ===========

 (b) Securities, or a portion thereof, pledged as collateral with a value of
       $499,332 on 56 long U.S. Treasury Note futures contracts, 201 short U.S.
       Treasury Note futures contracts and 122 short Interest Rate Swap futures contracts expiring June 2005 and 17 long U.S. Treasury Note futures contracts and 83 long Euro-dollar futures contracts expiring September
       2005 and 185 long Euro-dollar futures contracts expiring December 2005 and 83 short Euro-dollar futures contracts expiring September 2006.  The value of such contracts on March 31, 2005 was $132,190,462 with an unrealized gain of $46,801 (including commissions of $1,925).
     (c) Rates shown are the effective yields as of March 31, 2005.
 (d) Rates shown are the rates as of March 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
82

                                BLACKROCK FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                                 GNMA PORTFOLIO

MARCH 31, 2005 (UNAUDITED)

ASSETS
 Investments at value (Cost $281,408,844)............................     $  280,407,387
 Option purchased at value (premiums paid $44,145)...................             30,062
 Interest receivable ................................................          1,036,674
 Interest receivable on interest rate swaps .........................             25,365
 Investments sold receivable ........................................        162,381,317
 Capital shares sold receivable .....................................            239,193
 Prepaid expenses ...................................................             29,797
 Unrealized appreciation on interest rate swaps .....................            350,403
 Futures margin receivable ..........................................              5,312
                                                                          --------------
    TOTAL ASSETS ....................................................        444,505,510
                                                                          --------------
LIABILITIES
 Investments purchased payable ......................................        220,041,887
 Capital shares redeemed payable ....................................            572,974
 Distributions payable ..............................................            577,792
 Advisory fees payable ..............................................             33,433
 Administrative fees payable ........................................             41,607
 Transfer agent fees payable ........................................             27,608
 Other accrued expenses payable .....................................             86,712
 Interest payable on interest rate swaps ............................             92,590
 Options written, at fair value (premiums received $146,240).........            128,563
 Futures margin payable .............................................            108,024
 Unrealized depreciation on interest rate swaps .....................            625,490
                                                                          --------------
    TOTAL LIABILITIES ...............................................        222,336,680
                                                                          --------------
NET ASSETS (Applicable to 1,102,802 BlackRock shares,
 13,663,429 Institutional shares, 822,113 Service shares,
 1,639,677 Investor A shares, 2,362,984 Investor B shares and
 3,178,990 Investor C shares outstanding) ...........................     $  222,168,830
                                                                          ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER BLACKROCK SHARE ($10,748,204/1,102,802).........................     $         9.75
                                                                          ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER INSTITUTIONAL SHARE ($133,275,558/13,663,429)...................     $         9.75
                                                                          ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SERVICE SHARE ($8,012,404/822,113)..............................     $         9.75
                                                                          ==============
NET ASSET VALUE AND REDEMPTION PRICE
 PER INVESTOR A SHARE ($16,060,302/1,639,677)........................     $         9.79
                                                                          ==============
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($9.79/0.960)............     $        10.20
                                                                          ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 (subject to a maximum contingent deferred sales charge of 4.5%)
 PER INVESTOR B SHARE ($23,070,425/2,362,984)........................     $         9.76
                                                                          ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 (subject to a maximum contingent deferred sales charge of 1.0%)
 PER INVESTOR C SHARE ($31,001,937/3,178,990)........................     $         9.75
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       83

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                            MANAGED INCOME PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 43.3%
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
     3.88%                                       11/10/08    $ 3,055    $  3,005,998
  Federal National Mortgage
    Association, Unsecured Notes
     1.75%                                       06/16/06      2,120       2,068,643
     2.35%                                       04/05/07      7,880       7,626,957
     4.00%                                       01/26/09      6,520       6,428,211
     4.75%                                       02/21/13      2,990       2,932,703
  Overseas Private Investment Co.
     4.09%(b)                                    05/29/12        455         418,357
     4.30%(b)                                    05/29/12      1,268       1,190,132
     4.64%(b)                                    05/29/12        944         901,096
     4.68%(b)                                    05/29/12        533         501,381
     4.87%(b)                                    05/29/12      4,024       3,882,552
     5.40%(b)                                    05/29/12      5,015       4,991,178
     5.46%(b)                                    05/29/12        575         578,266
     5.79%(b)                                    05/29/12      1,015       1,027,387
     5.88%(b)                                    05/29/12        540         549,708
     5.94%(b)                                    05/29/12      1,926       1,963,803
     5.95%(b)                                    05/29/12        549         557,851
     6.10%(b)                                    05/29/12        647         662,420
     6.81%(b)                                    05/29/12        780         807,344
     6.89%(b)                                    05/29/12      6,221       6,485,160
     6.91%(b)                                    05/29/12      2,091       2,147,039
     7.35%(b)                                    05/29/12        561         586,694
  Resolution Funding Corp. Strip
    Bonds
     6.29%(c)                                    07/15/18      1,725         888,944
     6.30%(c)                                    10/15/18      1,725         876,117
  Small Business Administration
    Participation Certificates, Series
    96-20B, Class 1
     6.38%                                       02/01/16      2,377       2,466,002
  Small Business Administration
    Participation Certificates, Series
    96-20K, Class 1
     6.95%                                       11/01/16      4,137       4,343,490
  Small Business Administration
    Participation Certificates, Series
    97, Class A
     3.35%(d)                                    08/15/22        826         784,427
  Small Business Administration
    Participation Certificates, Series
    97-20B, Class 1
     7.10%                                       02/01/17      2,864       3,022,417
  Small Business Administration
    Participation Certificates, Series
    97-20G, Class 1
     6.85%                                       07/01/17      5,300       5,575,524
  U.S. Treasury Bonds
    10.38%(e)(f)                                 11/15/12      6,600       7,646,206
     8.12%(f)                                    08/15/19     28,490      38,329,078
     8.50%                                       02/15/20        950       1,321,873
     8.00%                                       11/15/21      6,380       8,663,842
     6.00%                                       02/15/26     12,720      14,550,980
     6.75%                                       08/15/26     15,020      18,704,000
     6.12%                                       11/15/27      4,845       5,662,783
     5.50%                                       08/15/28      1,590       1,727,263

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
  U.S. Treasury Notes
     3.00%                                       12/31/06    $ 5,345    $  5,277,145
     3.75%(f)                                    03/31/07     35,600      35,572,196
     3.62%                                       01/15/10     50,965      49,744,643
     4.00%                                       03/15/10      3,995       3,963,791
     5.00%                                       02/15/11        410         425,840
     4.75%                                       05/15/14      8,485       8,644,094
     4.25%                                    08/14-11/14     44,835      43,932,756

                                                                        ============
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $312,136,639)
                                                                         311,436,291
                                                                        ------------
MORTGAGE PASS-THROUGHS - 22.1%
  Federal Home Loan Mortgage Corp.
     3.00%                                       04/19/07      5,900       5,786,348
     5.00%                                       03/15/18      2,370       2,341,436
     5.50%                                       01/15/35      3,600       3,656,520
  Federal Home Loan Mortgage Corp.
    Gold
     6.50%                                    03/09-12/30      1,289       1,344,582
     4.00%                                       05/01/10      2,356       2,311,391
     6.00%                                    11/12-07/34      8,218       8,434,838
     5.50%                                       10/01/17      1,144       1,169,050
     7.50%                                    11/25-10/27         36          38,465
     7.00%                                    04/29-04/32         91          95,679
     5.00%                                       04/15/34      6,800       6,651,250
  Federal Home Loan Mortgage Corp.,
    ARM
     4.38%(d)                                    01/01/35      9,484       9,403,922
  Federal National Mortgage
    Association
     7.00%                                    06/06-09/34      3,099       3,269,273
     6.00%                                    02/09-04/35     12,580      12,964,716
     6.50%                                    02/11-04/35     21,075      21,893,915
     5.50%                                    09/13-09/34     28,914      29,211,195
     4.50%                                    04/19-06/19     10,615      10,383,609
     5.00%                                    04/19-04/34     22,994      22,657,783
     4.00%                                       06/01/19         47          44,854
     4.31%(d)                                    12/01/34      8,095       7,981,247
  Government National Mortgage
    Association
     9.50%                                    09/16-11/16         23          25,286
     9.00%                                       03/15/18         14          14,997
     6.50%                                    12/23-04/35      4,709       4,923,597
     6.00%                                    11/28-10/33        758         780,241
     5.50%                                    11/33-12/34      2,168       2,190,674
  MLCC Mortgage Investors, Inc.,
    Series 95-C2 (IO)
    10.40%(c)                                    06/15/21     12,421         218,106

                                                                        ============
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $157,669,365)                                                    157,792,974
                                                                        ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.6%
  Federal Home Loan Mortgage Corp.
    Series 04-2825, Class VP
     5.50%
  (Cost $3,351,312)                              06/15/15      3,221       3,279,487
                                                                        ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
84

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 10.2%
  Banc of America Alternative Loan
    Trust, Series 04-11, Class 2CB1
    6.00%                                     12/25/34    $ 3,788    $ 3,799,109
  Banc of America Commercial
    Mortgage, Inc., Series 01-1, Class
    A2
    6.50%                                     04/15/36      4,030      4,365,585
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 00-WF2,
    Class A2
    7.32%                                     10/15/32      4,590      5,106,330
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 04-PWR6,
    Class A6
    4.83%                                     11/11/41      4,155      4,051,790
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                     09/15/30      5,006      5,181,104
  Donaldson, Lufkin and Jenrette, Inc.
    Commerical Mortgage Corp.,
    Series 98-CF1, Class A1B
    6.41%                                     02/18/31      7,750      8,124,126
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                     08/15/36      3,815      4,162,070
  Goldman Sachs Mortgage Securities
    Corp. II, Series 98-C1, Class A3
    6.14%                                     10/18/30      5,384      5,619,315
  Goldman Sachs Mortgage Securities
    Corp. II, Series 04-GG2, Class A4
    4.96%                                     08/10/38      3,500      3,505,460
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C4,
    Class A2
    7.37%                                     08/15/26      5,680      6,329,548
  Lehman Brothers-UBS Commerical
    Mortgage Trust, Series 03-C7,
    Class A2
    4.06%(d)                                  09/15/27      2,480      2,426,217
  Morgan Stanley Capital I Inc., Series
    03-T11, Class A2
    4.34%                                     06/13/41      2,950      2,906,809
  Morgan Stanley Capital Investments,
    Series 98-HF2, Class A2
    6.48%                                     11/15/30      4,645      4,895,261
  Residential Accredit Loans, Inc.,
    Series 99-QS8, Class A1
    6.50%                                     06/25/14      1,743      1,757,473
  Salomon Brothers Mortgage
    Securities VII, Series 00-C1, Class
    A2
    7.52%                                     12/18/09      5,565      6,067,575
  Summit Mortgage Trust, Series 00-1,
    Class B1
    6.06%(d)                                  12/28/12        209        209,051
  USGI, Series 87
    7.43%                                     12/01/22        168        172,946
  Wachovia Bank Commercial
    Mortgage Trust, Series 03, Class
    C6
    5.12%                                     08/15/35      4,470      4,490,764

                                                                     ===========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $74,690,476)                                                  73,170,533
                                                                     -----------

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- -------------
PROJECT LOANS - 2.6%
  Whittier Rehab at Haverhill Project
    Loan
    7.60%                                     12/01/39    $10,875    $11,432,328
  Whittier Rehab at Westborough
    Project Loan
    8.12%                                     02/28/37      6,943      7,312,852

                                                                     ===========
TOTAL PROJECT LOANS
  (Cost $17,559,396)                                                  18,745,180
                                                                     -----------
CERTIFICATE OF DEPOSIT - 0.4%
  State Street Bank & Trust
    2.92%(d)                                  12/11/06      1,625      1,624,191
  SunTrust Bank, Inc.
    4.42%                                     06/15/09      1,260      1,251,684

                                                                     ===========
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $2,884,452)                                                    2,875,875
                                                                     -----------
ASSET BACKED SECURITIES - 7.7%
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                     06/15/10      5,675      5,541,581
  Citibank Credit Card Issuance Trust,
    Series 00, Class A3
    6.88%                                     11/16/09      6,275      6,677,298
  Citibank Credit Card Issuance Trust,
    Series 04, Class A1
    2.55%                                     01/20/09      9,150      8,903,042
  Countrywide Asset-Backed
    Certificates, Series 04-14, Class
    A4
    3.13%(d)                                  06/25/35      5,486      5,493,143
  Ford Credit Auto Owner Trust, Series
    05-A, Class A3
    3.48%                                     11/17/08      7,450      7,386,004
  Green Tree Financial Corp., Series
    96-7, Class A6
    7.65%                                     10/15/27      4,665      4,927,151
  MBNA Credit Card Master Note
    Trust, Series 04-A4, Class A4
    2.70%                                     09/15/09      7,200      7,005,377
  The Money Store Small Business
    Administration Loan-Backed
    Securities, Series 97-1, Class A
    3.40%(d)                                  04/15/28      1,857      1,729,404
  Railcar Leasing LLC, Series 97-1,
    Class A1
    6.75%                                     07/15/06      2,515      2,550,822
  Small Business Administration
    Participation Certificates, Series
    97-20F, Class 1
    7.20%                                     06/01/17        847        896,239
  Structured Asset Receivables Trust,
    Series 03-2
    2.03%(d)                                  01/21/09      4,230      4,229,664

                                                                     ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $55,954,822)                                                  55,339,725
                                                                     -----------
CORPORATE BONDS - 23.7%
Aerospace - 0.5%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                                     12/01/29        985      1,332,898

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              85

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Aerospace (Continued)
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                              11/16/06     $1,205    $ 1,203,747
    7.12%                              02/15/11        915      1,020,395
  Raytheon Co., Senior Unsecured
    Notes
    4.50%                              11/15/07        383        383,111

                                                              ===========
                                                                3,940,151
                                                              -----------
Banks - 5.9%
  American Express Bank Ltd., Bank
    Notes
    2.93%(d)                           11/21/07      2,450      2,449,976
  Banc One Corp., Senior Unsecured
    Notes
    2.62%                              06/30/08      1,415      1,336,076
  Bank of America Corp., Senior
    Unsecured Notes
    5.25%                              02/01/07        425        433,044
    3.38%                              02/17/09      1,350      1,294,747
  Bank of America Corp., Subordinated
    Notes
    7.80%                              02/15/10      1,190      1,347,048
  Bank of Scotland Treasury Services,
    Unsecured Notes
    3.50%(g)                           11/30/07      1,630      1,596,451
  BankBoston N.A., Subordinated
    Notes
    7.00%                              09/15/07      1,500      1,594,185
  Deutsche Bank AG, Deposit Notes
    3.84%(d)                           03/15/07      1,600      1,596,160
  HBOS Treasury Services PLC,
    Senior Unsecured Notes
    3.60%(g)                           08/15/07        855        841,646
  The Huntington National Bank,
    Subordinated Bank Notes
    2.75%                              10/16/06        480        469,757
  International Finance Corp., Senior
    Unsecured Notes
    7.12%                              04/06/05      3,875      3,875,465
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                              05/30/07      3,380      3,446,596
  Lloyds TSB Bank PLC, Subordinated
    Notes
    6.90%                              11/29/49      2,000      2,051,078
  National City Bank Cleveland, Senior
    Bank Notes
    3.21%(d)                           06/29/09      1,350      1,349,572
  National City Bank, Unsecured Notes
    3.38%                              10/15/07        185        181,423
  The Royal Bank of Scotland Group
    PLC
    4.71%(d)                           12/29/49        600        579,403
  The Royal Bank of Scotland Group
    PLC, Capital Trust
    6.80%                              12/31/49      1,000      1,016,005
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                              10/15/07      1,540      1,514,482
  Swedish Export Credit Corp.,
    Unsecured Notes
    2.88%                              01/26/07      1,550      1,524,766

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Banks (Continued)
  U.S. Bancorp, Senior Unsecured
    Notes
    3.95%                              08/23/07     $  335    $   333,084
  U.S. Bank N.A., Senior Bank Notes
    2.87%                              02/01/07      1,040      1,014,104
    2.40%                              03/12/07      1,580      1,530,088
  U.S. Bank N.A., Subordinated Notes
    6.50%                              02/01/08      2,420      2,549,743
  Wachovia Corp., Senior Notes
    3.50%                              08/15/08      1,165      1,131,059
  Wells Fargo & Co., Senior Unsecured
    Notes
    4.00%                              08/15/08      1,925      1,906,058
    4.20%                              01/15/10      3,765      3,681,944
  Wells Fargo & Co., Subordinated
    Notes
    7.80%(d)                           06/15/10      1,450      1,462,302

                                                              ===========
                                                               42,106,262
                                                              -----------
Broadcasting - 0.3%
  News America, Inc., Senior
    Debentures
    7.12%                              04/08/28        300        329,087
    7.62%                              11/30/28      1,150      1,324,497
  News America, Inc., Senior
    Unsecured Notes
    6.20%(g)                           12/15/34        275        271,911

                                                              ===========
                                                                1,925,495
                                                              -----------
Chemicals - 0.1%
  Schering-Plough Corp., Senior
    Unsecured Notes
    6.75%                              12/01/33        500        559,419
                                                              -----------
Energy & Utilities - 0.5%
  FirstEnergy Corp., Senior Unsecured
    Notes
    7.38%                              11/15/31        400        455,360
  Florida Power Corp., First Mortgage
    Bonds
    6.65%                              07/15/11        960      1,042,032
    5.90%                              03/01/33        175        178,223
  Progress Energy, Inc., Senior
    Unsecured Notes
    7.10%                              03/01/11      1,140      1,252,029
  TXU Corp., Senior Unsecured Notes
    4.80%(g)                           11/15/24      1,000        955,609

                                                              ===========
                                                                3,883,253
                                                              -----------
Entertainment & Leisure - 0.3%
  Time Warner Cos., Inc., Senior
    Debentures
    9.15%                              02/01/23        535        701,947
    7.57%                              02/01/24        750        868,064
    7.70%                              05/01/32        575        682,636
  Viacom, Inc., Senior Debentures
    7.88%                              07/30/30        125        148,479

                                                              ===========
                                                                2,401,126
                                                              -----------
Finance - 8.5%
  American Express Co., Senior
    Unsecured Notes
    4.38%                              07/30/09        375        370,849

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
86

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Finance (Continued)
  ASIF Global Financing, Unsecured
    Notes
    3.85%(g)                            11/26/07    $ 3,090    $ 3,036,110
    3.90%(g)                            10/22/08        285        278,813
  Associates Corp. of North America,
    Senior Notes
    6.25%                               11/01/08        690        730,825
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
    2.88%                               07/02/08      1,000        951,824
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
    3.38%                               10/15/08      1,925      1,860,632
    4.12%(g)                            01/15/10      1,260      1,227,644
  California Preferred Fund Trust,
    Notes
    7.00%                               12/31/49        800        840,800
  Citigroup, Inc., Senior Unsecured
    Notes
    6.20%                               03/15/09      1,200      1,265,599
  Citigroup, Inc., Subordinated Notes
    6.00%                               10/31/33        685        715,202
  Citigroup, Inc., Unsecured Notes
    3.62%                               02/09/09      3,655      3,540,781
    4.12%                               02/22/10      3,900      3,808,857
  Devon Financing Corp., Senior
    Unsecured Notes
    7.88%                               09/30/31        350        435,972
  Eksportfinans, Unsecured Notes
    3.38%                               01/15/08      3,770      3,686,091
  EOP Operating LP, Unsecured Notes
    4.65%                               10/01/10        255        249,811
    4.75%                               03/15/14        460        431,364
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%                               07/16/07     10,250     10,259,532
    4.12%                               03/04/08      5,400      5,359,700
    3.60%                               10/15/08      3,005      2,915,989
    4.38%                               11/21/11        330        322,207
  General Motors Acceptance Corp.,
    Senior Unsecured Notes
    7.75%                               01/19/10        845        811,619
    7.25%                               03/02/11        600        557,068
    6.88%                               09/15/11      1,905      1,727,568
  Household Finance Corp., Senior
    Unsecured Notes
    6.50%                               11/15/08      1,615      1,711,776
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    7.00%                               02/01/08        345        368,123
  Metropolitan Life Global Funding,
    Inc., Unsecured Notes
    4.25%(g)                            07/30/09      1,080      1,049,652
  Nationwide Building Society, Senior
    Unsecured Notes
    3.50%(g)                            07/31/07      1,725      1,692,466
  Nationwide Building Society,
    Unsecured Notes
    4.25%(g)                            02/01/10      1,000        980,312
  SLM Corp., Senior Unsecured Notes
    3.62%                               03/17/08      3,155      3,083,274
  Sun Life of Canada Capital Trust,
    Capital Securities
    8.53%(g)                            05/29/49      2,700      2,976,966

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Finance (Continued)
  TIAA Global Markets, Senior
    Unsecured Notes
    4.12%(g)                            11/15/07    $ 1,850    $ 1,839,757
    3.88%(g)                            01/22/08      1,165      1,150,064
  USAA Capital Corp., Senior
    Unsecured Notes
    4.00%(g)                            12/10/07        920        913,452

                                                               ===========
                                                                61,150,699
                                                               -----------
Food & Agriculture - 0.2%
  Albertson's, Inc., Senior Debentures
    8.00%                               05/01/31        340        400,258
  General Mills, Inc., Senior Unsecured
    Notes
    5.12%                               02/15/07        925        939,504

                                                               ===========
                                                                 1,339,762
                                                               -----------
Insurance - 1.0%
  Liberty Mutual Group, Inc.
    6.50%                               03/15/35        530        513,319
  Marsh & McLennan Cos., Inc., Senior
    Unsecured Notes
    2.77%(d)                            07/13/07        475        472,752
  Monumental Global Funding II,
    Senior Secured Notes
    4.38%(g)                            07/30/09        925        914,760
  Monumental Global Funding II,
    Unsecured Notes
    2.80%(g)                            07/15/08      2,480      2,361,640
  New York Life Global Funding,
    Unsecured Notes
    3.88%(g)                            01/15/09        775        758,744
  Protective Life Corp. Secured Trust,
    Secured Notes
    3.70%                               11/24/08      1,330      1,288,704
  Wellpoint, Inc., Unsecured Notes
    5.95%(g)                            12/15/34        675        677,737

                                                               ===========
                                                                 6,987,656
                                                               -----------
Manufacturing - 0.2%
  Belvoir Land LLC Class II,
    Unsecured Notes
    5.40%(g)                            12/15/47      1,175      1,103,290
                                                               -----------
Medical & Medical Services - 0.3%
  United Health Group, Inc., Unsecured
    Notes
    3.38%                               08/15/07      1,645      1,610,860
  Wellpoint Health Network, Inc.,
    Senior Unsecured Notes
    6.38%                               06/15/06        700        717,794

                                                               ===========
                                                                 2,328,654
                                                               -----------
Medical Instruments & Supplies - 0.1%
  Boston Scientific Corp., Senior
    Unsecured Notes
    5.45%(h)                            06/15/14        490        499,540
                                                               -----------
Motor Vehicles - 0.3%
  Daimler Chrysler AG, Senior
    Debentures
    7.45%                               03/01/27        870        934,897
  Daimler Chrysler N.A. Holding Corp.,
    Unsecured Notes
    4.05%                               06/04/08        150        146,009

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              87

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Motor Vehicles (Continued)
  General Motors Corp., Senior
    Unsecured Notes
    7.20%                               01/15/11     $1,575    $ 1,414,600

                                                               ===========
                                                                 2,495,506
                                                               -----------
Oil & Gas - 0.8%
  Anadarko Finance Co., Senior
    Unsecured Notes
    7.50%                               05/01/31        310        379,632
  Conoco Funding Co., Senior
    Unsecured Notes
    6.35%                               10/15/11        665        717,242
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    5.38%                               11/01/06      1,850      1,887,851
  Devon Energy Corp., Senior
    Debentures
    7.95%                               04/15/32        575        724,960
  Suncor Energy, Inc.
    5.95%                               12/01/34        470        492,522
  Texaco Capital, Inc., Debentures
    8.88%                               09/01/21      1,350      1,870,002

                                                               ===========
                                                                 6,072,209
                                                               -----------
Pharmaceuticals - 0.2%
  Merck & Co., Inc., Senior Unsecured
    Notes
    4.38%                               02/15/13      1,000        962,655
  Merck & Co., Inc., Unsecured Notes
    4.75%                               03/01/15        800        771,880

                                                               ===========
                                                                 1,734,535
                                                               -----------
Real Estate - 0.6%
  ERP Operating LP, Unsecured Notes
    5.20%                               04/01/13      2,975      2,966,100
  The Rouse Co., Unsecured Notes
    3.62%                               03/15/09      1,615      1,510,975

                                                               ===========
                                                                 4,477,075
                                                               -----------
Retail Merchandising - 0.3%
  Federated Department Stores, Senior
    Debentures
    6.90%                               04/01/29        300        321,340
  May Department Stores Co.,
    Debentures
    6.70%                               07/15/34        515        530,401
  May Department Stores Co.,
    Unsecured Notes
    5.75%                               07/15/14      1,100      1,103,253

                                                               ===========
                                                                 1,954,994
                                                               -----------
Telecommunications - 1.5%
  AT&T Broadband Corp., Unsecured
    Notes
    8.38%                               03/15/13        350        415,883
  Comcast Cable Communications
    Corp., Senior Unsecured Notes
    6.38%                               01/30/06        413        420,917
  Continental Cablevision, Inc., Senior
    Notes
    8.30%                               05/15/06      2,640      2,743,169

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Cox Communications, Inc.,
    Unsecured Notes
    4.62%                               06/01/13     $  280    $   260,911
  New England Telephone & Telegraph
    Co., Debentures
    7.88%                               11/15/29        200        235,846
  SBC Communications, Inc.,
    Unsecured Notes
    4.12%                               09/15/09        280        272,334
    6.45%                               06/15/34        725        752,666
  TCI Communications, Inc., Senior
    Debentures
    7.88%                               02/15/26      1,040      1,268,773
  TCI Communications, Inc., Senior
    Notes
    7.12%                               02/15/28        620        692,329
  Verizon Global Funding Corp., Senior
    Unsecured Notes
    7.75%                               12/01/30        270        326,321
  Verizon Maryland, Inc., Senior
    Debentures
    6.12%                               03/01/12        575        603,252
  Verizon Pennsylvania, Inc.,
    Debentures
    5.65%                               11/15/11      1,795      1,854,298
  Vodafone Group PLC, Senior
    Unsecured Notes
    7.88%                               02/15/30        660        842,583
  Vodafone Group PLC, Unsecured
    Notes
    5.00%                               12/16/13         90         89,392

                                                               ===========
                                                                10,778,674
                                                               -----------
Yankee - 2.1%
  AID-Israel, Unsecured Notes
    5.50%                               09/18/23      5,000      5,277,200
  British Telecommunication Group
    PLC, Senior Unsecured Notes
    8.88%                               12/15/30         45         59,962
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Unsecured Notes
    8.75%                               06/15/30        590        771,632
  Pemex Finance Ltd. (Luxembourg),
    Senior Unsecured Notes
    9.03%                               02/15/11      3,505      3,949,820
  Province of Quebec, Debentures
    6.12%                               01/22/11        710        760,169
  Telecom Italia Capital (Luxembourg),
    Senior Unsecured Notes
    4.95%(g)                            09/30/14        615        589,112
  Telecom Italia Capital (Luxembourg),
    Unsecured Notes
    6.00%(g)                            09/30/34        250        242,083
  Telefonica Europe BV, Senior
    Unsecured Notes
    7.75%                               09/15/10        475        538,843
  United Mexican States, Senior
    Unsecured Notes
    6.62%(h)                            03/03/15      2,030      2,111,200

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
88

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                     PAR
                                        MATURITY    (000)       VALUE
                                       ---------- -------- --------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  XL Capital Ltd. (Kyrgyzstan), Senior
    Unsecured Notes
    6.38%                              11/15/24    $  505   $    527,214

                                                            ============
                                                              14,827,235
                                                            ------------
TOTAL CORPORATE BONDS
  (Cost $170,380,884)                                        170,565,535
                                                            ------------
FOREIGN BONDS - 0.5%
  Bundesrepublic Deutschland (EUR)
    4.75%                              07/04/34       925      1,330,914
    4.00%                              01/04/37     1,675      2,137,832

                                                            ============
TOTAL FOREIGN BONDS
  (Cost $3,514,210)                                            3,468,746
                                                            ------------
TAXABLE MUNICIPAL BONDS - 1.5%
  California Department of Water
    Resources Revenue Bonds, Series
    02, Class E
    3.98%                              05/01/05     1,825      1,825,584
  Los Angeles County Pension
    Obligation Revenue Bonds, Series
    95, Class D
    6.97%                              06/30/08     7,355      7,920,967
  Ohana Military Communities LLC,
    Military Housing Revenue Bonds
    (Navy Hawaii Housing Privatization
    Project) Series 04-A, Class 1
    6.19%                              04/01/49       750        807,870

                                                            ============
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $9,929,994)                                           10,554,421
                                                            ------------
SHORT TERM INVESTMENTS - 0.4%
  Galileo Money Market Fund                           379        378,723
  Institutional Money Market Trust(i)               2,332      2,332,000

                                                            ============
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,710,723)                                            2,710,723
                                                            ------------

TOTAL INVESTMENTS IN SECURITIES -
113.0%
  (Cost $810,782,273(a))   809,939,490

                           NUMBER OF
                           CONTRACTS      VALUE
                          ----------- ------------
CALL OPTIONS WRITTEN - 0.0%
  Deutsche Bank, Strike
Price 5.50,
    Expires 04/06/05            (95)     $(742)
  Federal National
Mortgage
    Association 30Yr
5.5%, Strike
    Price 101.718750,
Expires
    04/06/05                 (1,865)          (2)

                                         =======
TOTAL CALL OPTIONS WRITTEN
  (Premiums received                      (744)
                                         -------
$74,018)

CALL SWAPTIONS WRITTEN - (0.1)%
  Citibank, Strike Price
5.67, Expires
    01/04/10                    (1,000)(j)     (525,000)
  Deutsche Bank, Strike
Price 5.015,
    Expires 01/29/07              (877)(j)     (262,276)

                                               ========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received                           (787,276)
                                               --------
$849,014)

PUT OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price 105,
    Expires 09/30/05
  (Premiums received         (29)     (11,781)
                                      -------
$14,872)

PUT SWAPTIONS WRITTEN - (0.2)%
  Citibank, Strike Price
5.67, Expires
    01/04/10                    (1,000)(j)       (409,600)
  Deutsche Bank, Strike
Price 5.015,
    Expires 01/29/07              (877)(j)       (388,970)
  Goldman Sachs, Strike
Price 5.50,
    Expires 08/26/05            (1,380)(j)        (95,524)
  Union Bank of
Switzerland, Strike
    Price 5.75, Expires         (9,100)(j)       (141,050)
09/23/05

                                                 ========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received                           (1,035,144)
                                               ----------
$2,950,918)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              89

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                               VALUE
                                         -----------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (12.7)%
  (including $193,930,256 of payable for
financing
  transactions and $2,332,000 of payable
upon return
  of securities loaned)                    $ (91,315,818)
                                           -------------
NET ASSETS - 100.0%
  (Applicable to 58,354,412 Institutional
  shares, 7,634,945 Service shares,
  3,223,479 Investor A shares, 743,501
  Investor B shares and 112,609
  Investor C shares outstanding)           $ 716,788,727
                                           =============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($596,945,700/58,354,412)              $ 10.23
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
    ($78,099,478/7,634,945)              $ 10.23
                                         =======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
    ($32,986,382/3,223,479)              $ 10.23
                                         =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
             ($10.23/.0955)              $ 10.71
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
       ($7,607,913/743,501)              $ 10.23
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR C SHARE
       ($1,149,254/112,609)              $ 10.21
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $812,060,805. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 8,844,155
      Gross unrealized depreciation                                      (10,965,470)
                                                                         -----------
                                                                         $(2,121,315)
                                                                         ===========

 (b) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  These securities had a total market value of $27,250,368 which represents 3.80% of net assets.
     (c) Rates shown are the effective yields as of March 31, 2005.
     (d) Rates shown are the rates as of March 31, 2005.

 (e) Securities, or a portion thereof, pledged as collateral with a value of
       $1,578,751 on 18 long U.S. Treasury Note futures contracts, 1,913 short
       U.S. Treasury Note futures contracts, 92 short Euro Bobl futures contracts expiring June 2005, 97 long Euro-dollar futures contracts expiring September 2005 and 97 long Euro futures contracts expiring
       December 2005. The value of such contracts on March 31, 2005 was
       $280,808,667, with an unrealized gain of $2,018,205 (including commissions of $4,672).
     (f) Securities, or a portion thereof, subject to financing transactions.
 (g) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 3.6% of its net assets, with a current market value of $25,458,219, in securities restricted as to resale.
     (h) Total or partial securities on loan.
  (i) Securities purchased with the cash proceeds from securities loaned.
  (j) Each swaption contract is equivalent to $10,000 in notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
90

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          INTERNATIONAL BOND PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                        MATURITY      (000)          VALUE
                                       ---------- ------------- --------------
FOREIGN BONDS - 64.7%
Australia - 0.1%
  QBE Insurance Group Ltd., Senior
    Unsecured Bonds (GBP)
    5.62%                              09/28/09    $      620    $  1,179,548
                                                                 ------------
Austria - 2.0%
  Bank Austria Creditanstalt, Senior
    Unsecured Notes (GBP)
    5.62%                              07/12/11         3,490       6,758,832
  Republic of Austria (CND)
    5.00%                              12/20/24         2,000       1,626,648
  Republic of Austria (EUR)
    3.90%                              10/20/05         5,850       7,671,662

                                                                 ============
                                                                   16,057,142
                                                                 ------------
Belgium - 0.7%
  Belgium Kingdom (EUR)
    3.75%                              03/28/09         4,250       5,699,808
                                                                 ------------
Canada - 0.2%
  Province of Ontario (CND)
    5.60%                              06/02/35         2,070       1,793,735
                                                                 ------------
Denmark - 1.9%
  Kingdom of Denmark (DKK)
    7.00%                              11/10/24         3,650         886,953
  Realkredit Danmark (DKK)
    5.00%                              10/01/35        46,478       8,191,727
  Totalkredit, Mortgage Bonds (DKK)
    5.00%                              10/01/35        33,914       5,977,421

                                                                 ============
                                                                   15,056,101
                                                                 ------------
Finland - 2.5%
  Finnish Government Bonds (EUR)
    3.00%                              07/04/08         4,300       5,632,126
    4.25%                              07/04/15        10,385      14,204,603

                                                                 ============
                                                                   19,836,729
                                                                 ------------
France - 1.1%
  French Treasury Notes (EUR)
    3.00%                              07/12/08         4,300       5,631,288
  Government of France (EUR)
    5.75%                              10/25/32         1,500       2,468,730
  Reseau Ferre de France, Unsecured
    Notes (GBP)
    5.25%                              12/07/28           435         850,821

                                                                 ============
                                                                    8,950,839
                                                                 ------------
Germany - 25.4%
  Bundesobligation (EUR)
    4.25%                              02/15/08        15,000      20,326,926
    3.25%                              04/17/09         6,860       9,034,152
    3.50%                              10/09/09           580         769,949
  Bundesrepublic Deutschland (EUR)
    5.38%                              01/04/10         6,675       9,570,588
    5.25%                              01/04/11         6,815       9,814,985
    4.25%                              07/04/14        21,000      28,710,699
    3.75%                              01/04/15        22,850      29,998,643
    6.25%                              01/04/24        13,450      22,600,734
    5.50%                              01/04/31         3,420       5,424,218
    4.75%                              07/04/34        28,095      40,423,806
    4.00%                              01/04/37         2,330       2,973,822
  KFW (CND)
    4.95%                              10/14/14         4,000       3,385,049
    5.05%                              02/04/25         9,395       7,689,091

                                                       PAR
                                        MATURITY      (000)          VALUE
                                       ---------- ------------- --------------
FOREIGN BONDS (Continued)
Germany (Continued)
  Landesbank Baden-Wuerttemberg
    (EUR)
    4.75%                              11/26/10    $    4,425    $  8,243,209
  NRW Bank (GBP)
    4.75%                              12/07/07         2,000       3,751,059

                                                                 ============
                                                                  202,716,930
                                                                 ------------
Ireland - 4.0%
  Depfa ACS Bank (JPY)
    1.65%                              12/20/16     1,400,000      13,269,634
  Irish Treasury Notes (EUR)
    3.25%                              04/18/09        14,000      18,428,493

                                                                 ============
                                                                   31,698,127
                                                                 ------------
Italy - 1.2%
  Buoni Poliennali Del Tesoro (EUR)
    5.00%                              02/01/12         6,500       9,286,897
                                                                 ------------
Japan - 7.0%
  Development Bank of Japan (JPY)
    1.60%                              06/20/14     1,660,000      16,043,242
    1.70%                              09/20/22       401,000       3,676,784
  Japan Finance Corp. (GBP)
    5.75%                              08/09/19         4,660       9,358,909
  Japan Government Bond (JPY)
    1.90%                              06/20/14     2,700,000      26,707,685

                                                                 ============
                                                                   55,786,620
                                                                 ------------
Mexico - 2.2%
  Mexican Fixed Rate Bonds (MXP)
    9.00%                              12/24/09       207,920      17,793,556
                                                                 ------------
Netherlands - 3.1%
  Government of Netherlands (EUR)
    4.00%                              07/15/05         8,965      11,709,356
    5.75%                              02/15/07         1,845       2,539,153
    4.25%                              07/15/13         7,400      10,128,547

                                                                 ============
                                                                   24,377,056
                                                                 ------------
New Zealand - 4.1%
  General Electric Capital Corp. (NZD)
    6.62%                              02/04/10        13,100       9,206,322
  Government of New Zealand (NZD)
    7.00%                              07/15/09        13,875      10,138,316
    6.00%                              11/15/11        19,475      13,703,057

                                                                 ============
                                                                   33,047,695
                                                                 ------------
Poland - 1.4%
  Poland Government Bonds (PLN)
    6.00%                              05/24/09        12,700       4,110,898
    5.00%                              10/24/13        21,935       6,715,400

                                                                 ============
                                                                   10,826,298
                                                                 ------------
Portugal - 0.5%
  Portugal Government Bonds (EUR)
    4.38%                              06/16/14         2,950       4,058,320
                                                                 ------------
South Africa - 0.2%
  Republic of South Africa (GBP)
    9.38%                              02/06/06           775       1,508,332
                                                                 ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              91

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERNATIONAL BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                            PAR
                                              MATURITY     (000)        VALUE
                                             ---------- ---------- --------------
FOREIGN BONDS (Continued)
Spain - 1.7%
  Bonos y Obligation del Estado (EUR)
    6.00%                                    01/31/08    $  1,650   $  2,336,300
    4.00%                                    01/31/10         700        949,099
    5.75%                                    07/30/32       2,475      4,064,463
  Kingdom of Spain (EUR)
    5.00%                                    07/30/12       4,155      5,955,802

                                                                    ============
                                                                      13,305,664
                                                                    ------------
Sweden - 4.6%
  AB Spintab (SEK)
    6.00%                                    04/20/09       7,100      1,112,717
  AB Spintab, Notes (EUR)
    4.38%                                    04/20/09       1,780      2,422,332
  Stadshypotek AB (SEK)
    6.00%                                    06/18/08      73,000     11,303,641
  Swedish Government Bonds (SEK)
    4.00%                                    12/01/08     144,095     22,138,211

                                                                    ============
                                                                      36,976,901
                                                                    ------------
United Kingdom - 0.8%
  Aviva PLC, Subordinated Notes
    (EUR)
    5.70%                                    06/29/49         630        914,347
  BP Capital Markets PLC, Senior
    Unsecured Notes (GBP)
    5.12%                                    12/07/08       1,345      2,550,791
  Network Rail Infrastructure Finance
    (GBP)
    4.88%                                    11/27/15       1,630      3,051,870

                                                                    ============
                                                                       6,517,008
                                                                    ------------
TOTAL FOREIGN BONDS
  (Cost $497,738,864)                                                516,473,306
                                                                    ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.2%
  U.S. Treasury Bonds
    6.12%                                    11/15/27         535        625,303
  U.S. Treasury Notes
    4.00%                                    02/15/15       9,400      9,031,341

                                                                    ============
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $9,580,967)                                                    9,656,644
                                                                    ------------
MORTGAGE PASS-THROUGHS - 1.0%
  Federal Home Loan Mortgage Corp.
    ARM
    4.65%(b)
  (Cost $8,046,537)                          02/01/35       8,025      7,989,321
                                                                    ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 4.6%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1, Class
    A2
    6.50%                                    04/15/36       3,690      3,997,273
  Banc of America Commercial
    Mortgage, Inc., Series 04-5, Class
    A3
    4.56%                                    11/10/41       2,470      2,420,205
  Banc of America Commercial
    Mortgage, Inc., Series 05-1, Class
    A4
    1.99%                                    11/10/42       4,320      4,341,599

                                                            PAR
                                              MATURITY     (000)        VALUE
                                             ---------- ---------- --------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 04-PWR6,
    Class A6
    4.83%                                    11/11/41    $  3,210   $  3,130,264
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
    3.22%(b)                                 11/25/34       6,621      6,637,648
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                    09/15/30       4,596      4,756,424
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                                    08/16/33       1,890      2,106,701
  J.P. Morgan Chase Commercial
    Mortgage Security, Series 04-CBX,
    Class A4
    4.53%                                    11/12/39       2,700      2,638,386
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C4,
    Class A2
    7.37%                                    08/15/26       1,800      2,005,841
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 04-C8,
    Class A4
    4.51%                                    12/15/29       3,825      3,749,040
  Morgan Stanley Capital Investments,
    Series 99-FNV1, Class A2
    6.53%                                    03/15/31         685        726,855

                                                                    ============
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $36,998,707)
                                                                      36,510,236
                                                                    ------------
ASSET BACKED SECURITIES - 1.6%
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                    06/15/10       3,450      3,368,889
  Citibank Credit Card Issuance Trust,
    Series 03-A6, Class A6
    2.90%                                    05/17/10       1,375      1,318,496
  Citibank Credit Card Issuance Trust,
    Series 04-A4, Class A4
    3.20%                                    08/24/07       3,175      3,100,705
  Greenwich Capital Commercial
    Funding Corp., Series 04-GG1A,
    Class A4
    4.76%                                    06/10/36       1,940      1,926,110
  Student Loan Marketing Association
    Student Loan Trust, Series 99-3,
    Class A2
    2.26%(b)(c)                              07/25/12         928        930,327
  Student Loan Marketing Association
    Student Loan Trust, Series 03-7
    (GBP)
    5.15%                                    09/15/39       1,280      2,411,202

                                                                    ============
TOTAL ASSET BACKED SECURITIES
  (Cost $12,984,393)                                                  13,055,729
                                                                    ------------
CORPORATE BONDS - 0.9%
  Citigroup, Inc., Unsecured Bonds
    2.24%                                    12/09/22     200,000      1,850,679

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
92

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERNATIONAL BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                  PAR
                     MATURITY    (000)       VALUE
                    ---------- --------- -------------
CORPORATE BONDS (Continued)
  Nissan Motor Acceptance
Corp.,
  Unsecured Notes
      4.62%(d)      03/08/10    $2,175    $2,141,600
  United Mexican States,
Senior
  Unsecured Notes
      8.38%         01/14/11       273       310,674
      8.00%(e)      09/24/22     2,600     2,951,000

                                          ==========
TOTAL CORPORATE BONDS
  (Cost $7,501,688)                        7,253,953
                                          ----------

SHORT TERM INVESTMENTS - 23.2%
  Federal Home Loan Bank, Discount
    Notes
    2.55%                             04/01/05     20,000    20,000,000
  Galileo Money Market Fund                        12,429    12,428,647
  U.S. Treasury Bills
    2.59%                             04/28/05     50,000    49,902,969
    2.60%                             04/28/05    100,000    99,813,961
  Institutional Money Market Trust(f)               3,016     3,016,000

                                                             ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $185,161,577)                                       185,161,577
                                                            -----------

TOTAL INVESTMENTS IN
SECURITIES -  97.2%
  (Cost $758,012,733(a))   776,100,766

                              NUMBER OF
                              CONTRACTS
                          -----------------
PUT SWAPTIONS WRITTEN - 0.0%
  Goldman Sachs, Strike
Price 5.50,
    Expires 08/26/05
  (Premiums received            (1,480)(g)     (102,445)
                                               --------
$131,541)

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 2.8%          22,346,337
                              ----------
  (including $3,016,000 of
payable
  upon return of
securities loaned)
NET ASSETS - 100.0%
  (Applicable to 7,709,123
BlackRock
  shares, 27,393,112
Institutional
  shares, 9,273,964
Service shares,
  16,012,506 Investor A
shares,
  1,819,999 Investor B
shares and
  5,191,226 Investor C
shares
  outstanding)              $798,344,658
                            ============

                                            VALUE
                                         -----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  BLACKROCK SHARE
    ($91,240,478/7,709,123)              $ 11.84
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($324,244,073/27,393,112)              $ 11.84
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
   ($109,874,248/9,273,964)              $ 11.85
                                         =======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($189,760,386/16,012,506)              $ 11.85
                                         =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
              ($11.85/.950)              $ 12.47
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
    ($21,567,089/1,819,999)              $ 11.85
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR C SHARE
    ($61,658,384/5,191,226)              $ 11.88
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $758,082,307. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $40,049,068
      Gross unrealized depreciation                                      (22,030,609)
                                                                         -----------
                                                                         $18,018,459
                                                                         ===========

     (b) Rates shown are the rates as of March 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              93

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERNATIONAL BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

  (c) Securities, or a portion thereof, pledged as collateral with a value of
       $2,248,823 on 1,230 short U.S. Treasury Note futures contracts, 227 short Australian Treasury Bond futures contracts, 17 short Gilt British futures contracts, 124 short Canadian Bank Acceptance futures contracts,
       17 short Euro Bund futures contracts, 70 short Euro Bobl futures contracts, 13 long Japan Government Bond futures contracts expiring June
       2005 and 399 short Euro Euribor futures contracts, 400 long Euro Euribor futures contracts expiring September 2005. The value of such contracts on March 31, 2005 was $475,457,787, with an unrealized gains of
       $1,274,003 (including commissions of $2,702).
 (d) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 0.3% of its net assets, with a current market value of $2,141,600 in securities restricted as to resale.
     (e) Total or partial securities on loan.
  (f) Securities purchased with the cash proceeds from securities loaned.

     (g) Each swaption contract is equivalent to $10,000 in notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
94

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           HIGH YIELD BOND PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                    NUMBER
                                                  OF SHARES      VALUE
                                                 ----------- ------------
COMMON STOCKS - 0.3%
  Freedom Pay, Inc.                               3,459,874   $   34,599
  HCI Direct, Inc., Class A(b)(c)                   242,857    2,671,427
  Mattress Discounters Corp.(b)(c)                   22,488            0
  Phase Metrics, Inc.                               842,908       16,858
  Reunion Industries, Inc.                            8,341        2,502
  Spectrasite, Inc.(c)                                  133        7,710

                                                              ==========
TOTAL COMMON STOCKS
  (Cost $16,368,554)                                           2,733,096
                                                              ----------
PREFERRED STOCKS - 0.0%
  Adelphia Business Solutions, Inc.,
    Series B(c)                                       2,200            0
  Paxson Communications Corp.(c)                         17      118,715
  TNP Enterprises, Inc., Senior
    Stock(c)(d)                                           1        1,168

                                                              ==========
TOTAL PREFERRED STOCKS
  (Cost $1,974,854)                                              119,883
                                                              ----------
WARRANTS - 0.0%
  DIVA Systems Corp. (issued
    02/19/98, expiring 03/01/08, strike
    price $.01)(c)                                    4,500            0
  Mattress Discounters Co. (issued
    08/03/99, expiring 07/15/07, strike
    price $.01)(c)(e)                                 1,500            2
  PF Net Communications, Inc. (issued
    05/10/00, expiring 05/15/10, strike
    price $.01)(c)(e)                                 1,000            0
  Ubiquitel, Inc. (issued 04/11/00,
    expiring 04/15/10, strike price
$    22.74)(c)(e)                                    30,000            0

                                                              ==========
TOTAL WARRANTS
  (Cost $352,295)                                                      2
                                                              ----------

                                                    PAR
                                       MATURITY    (000)
                                      ---------- ---------
ASSET BACKED SECURITIES - 0.5%
  Continental Airlines, Inc.,
    Pass-Through Certificates, Series
    99-1B
     6.80%                            08/02/18    $2,116    1,777,096
  Credit Suisse Asset Management
    Funding Corp., Subordinated
    Bonds, Series 2A, Class D1
    12.78%                            10/15/16     1,500    1,522,499
  Northwest Airlines, Inc.,
    Pass-Through Certificates, Series
    99-2B
     7.95%                            03/01/15     1,747    1,467,098

                                                            =========
TOTAL ASSET BACKED SECURITIES
  (Cost $4,711,648)                                         4,766,693
                                                            ---------
CORPORATE BONDS - 94.3%
Aerospace - 1.5%
  AAR Corp., Senior Unsecured Notes
     6.88%                            12/15/07     1,845    1,886,512
     8.39%                            05/15/11     3,850    3,927,001
  BE Aerospace, Inc., Senior Notes
     8.50%                            10/01/10     2,510    2,735,901
  BE Aerospace, Inc., Senior
    Subordinated Notes
     8.88%                            05/01/11     1,290    1,309,350

                                                     PAR
                                        MATURITY    (000)      VALUE
                                       ---------- -------- -------------
CORPORATE BONDS (Continued)
Aerospace (Continued)
  Sequa Corp., Senior Unsecured
    Notes
     8.88%                             04/01/08    $  980   $ 1,038,800
  Standard Aero Holdings, Inc., Senior
    Subordinated Notes
     8.25%(e)                          09/01/14     1,485     1,522,125
  Titan Corp., Senior Subordinated
    Notes
     8.00%                             05/15/11     1,405     1,461,200

                                                            ===========
                                                             13,880,889
                                                            -----------
Broadcasting - 6.4%
  Adelphia Communications Corp.,
    Senior Notes
    10.50%(c)(f)                       12/31/05     2,000     1,809,999
     0.13%(g)                          12/31/49     1,000       910,000
  Adelphia Communications Corp.,
    Senior Unsecured Notes
    12.74%                             10/01/10     5,950     5,340,125
  Cablevision Systems Corp., Senior
    Unsecured Notes
     6.67%(e)(h)                       04/01/09     1,460     1,547,600
  Charter Communications Holdings
    LLC, Discount Notes
    17.33%(g)(i)                       01/15/12     8,350     5,218,750
  Charter Communications Holdings
    LLC, Senior Unsecured Notes
    11.12%(i)                          01/15/11     3,215     2,612,188
     8.00%(e)                          04/30/12     4,325     4,303,375
  Charter Communications Holdings
    LLC, Unsecured Notes
    10.25%                             09/15/10     2,750     2,825,625
  Charter Communications, Inc., Senior
    Unsecured Notes
     5.88%(e)                          11/16/09     6,470     5,596,550
  Echostar DBS Corp., Senior Notes
     6.38%                             10/01/11     1,700     1,666,000
  Echostar DBS Corp., Senior
    Unsecured Notes
     5.81%(h)                          10/01/08     1,585     1,622,644
     6.62%(e)                          10/01/14     1,600     1,544,000
  Fisher Communications, Inc., Senior
    Unsecured Notes
     8.62%                             09/15/14     1,145     1,233,738
  Nexstar Finance LLC, Senior
    Subordinated Notes
    12.00%                             04/01/08     1,720     1,823,200
  Nexstar Finance, Inc., Senior
    Subordinated Notes
     7.00%                             01/15/14     1,130     1,067,850
  Nexstar Finance, Inc., Subordinated
    Notes
     7.00%(e)                          01/15/14     1,730     1,634,850
  Radio One, Inc., Senior Subordinated
    Notes
     6.38%(e)                          02/15/13     1,750     1,701,875
  Rainbow National Services LLC,
    Senior Subordinated Notes
    10.38%(e)                          09/01/14     6,895     7,653,450
  Rogers Cable, Inc., Senior Secured
    Notes
     6.75%                             03/15/15       640       643,200

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              95

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Broadcasting (Continued)
  XM Satellite Radio, Inc., Senior
    Secured Notes
    14.00%                             03/15/10     $3,000    $ 3,352,500
  Young Broadcasting, Inc., Senior
    Subordinated Notes
    10.00%(i)                          03/01/11      3,140      3,210,650
  Young Broadcasting, Inc., Senior
    Unsecured Notes
     8.75%                             01/15/14        700        663,250

                                                              ===========
                                                               57,981,419
                                                              -----------
Business Services - 3.0%
  Crystal U.S. Holdings, Senior
    Unsecured Notes
     9.81%(e)(g)(i)(j)                 10/01/14      2,820      1,974,000
  DI Finance/Dyncorp International,
    Senior Subordinated Notes
     9.50%(e)                          02/15/13      8,285      8,326,425
  Knowledge Learning CTR, Senior
    Subordinated Notes
     7.75%(e)                          02/01/15      5,250      5,066,250
  Polymer Holdings LLC, Senior
    Unsecured Notes
    11.28%(e)(g)                       07/15/14      1,650      1,027,125
  Service Corp. International, Senior
    Unsecured Notes
     7.70%                             04/15/09      2,630      2,708,900
  UGS Corp., Senior Subordinated
    Notes
    10.00%(e)                          06/01/12      1,965      2,171,325
  United Rentals N.A., Inc., Senior
    Subordinated Notes
     7.75%(i)                          11/15/13      3,515      3,409,550
     7.00%(i)                          02/15/14      3,010      2,761,675

                                                              ===========
                                                               27,445,250
                                                              -----------
Chemicals - 4.5%
  Airgas, Inc., Senior Unsecured Notes
     6.25%                             07/15/14        614        614,000
  Equistar Chemical/Funding, Senior
    Unsecured Notes
    10.12%                             09/01/08      4,975      5,472,500
    10.62%                             05/01/11        520        583,700
  Equistar Chemicals LP, Senior
    Unsecured Notes
     8.75%                             02/15/09      1,090      1,169,025
  Huntsman Advanced Materials LLC,
    Senior Secured Notes
    11.00%(e)                          07/15/10      1,175      1,351,250
  Huntsman LLC, Senior Notes
    11.75%(e)                          07/15/12      1,114      1,303,380
  Huntsman LLC, Senior Secured
    Notes
    11.62%                             10/15/10      1,565      1,831,050
  IMC Global, Inc., Senior Unsecured
    Notes
    10.88%                             06/01/08      2,285      2,616,325
  Innophos, Inc., Senior Subordinated
    Notes
     8.88%(e)                          08/15/14      2,280      2,394,000
  Lyondell Chemical Co., Senior
    Secured Notes
     9.62%                             05/01/07      2,325      2,493,562
    11.12%                             07/15/12      1,120      1,282,400

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Chemicals (Continued)
  Millenium America, Inc., Senior
    Unsecured Notes
     9.25%                             06/15/08     $  600    $   643,500
  Nalco Co., Senior Subordinated
    Notes
     8.88%(i)                          11/15/13      4,060      4,354,350
  Nova Chemicals Corp., Senior
    Unsecured Notes
     6.50%                             01/15/12      3,700      3,792,500
  Polypore, Inc., Senior Subordinated
    Notes
     8.75%                             05/15/12        320        297,600
  Rhodia SA, Senior Notes
    10.25%(i)                          06/01/10      6,060      6,605,400
  Rhodia SA, Senior Subordinated
    Notes
     8.88%(i)                          06/01/11      2,415      2,348,588
  Rockwood Specialties Group, Inc.,
    Senior Subordinated Notes
    10.62%                             05/15/11      1,500      1,665,000

                                                              ===========
                                                               40,818,130
                                                              -----------
Computer Software & Services - 0.7%
  NDC Health Corp., Senior
    Subordinated Notes
    10.50%                             12/01/12      2,930      3,010,574
  Unisys Corp., Unsecured Notes
     6.88%                             03/15/10        925        922,688
  Xerox Corp., Senior Notes
     6.88%                             08/15/11      2,690      2,740,438

                                                              ===========
                                                                6,673,700
                                                              -----------
Construction - 2.0%
  Associated Materials, Inc., Senior
    Subordinated Notes
     9.75%(h)                          04/15/12        475        510,625
     5.16%(g)                          03/01/14      2,975      2,067,625
  D.R. Horton, Inc., Senior Unsecured
    Notes
     6.88%                             05/01/13      1,000      1,035,000
  International Steel Group, Inc.,
    Senior Unsecured Notes
     6.50%                             04/15/14        690        703,800
  K. Hovnanian Enterprises, Inc.,
    Senior Unsecured Notes
    10.50%                             10/01/07      2,000      2,220,000
  Millar Western Forest Products Ltd.,
    Senior Notes
     7.75%                             11/15/13      1,455      1,440,450
  Nortek Holdings, Inc., Senior Notes
    10.73%(e)(g)(i)                    03/01/14      3,560      1,913,500
  Nortek, Inc., Senior Subordinated
    Notes
     8.50%                             09/01/14      3,350      3,232,750
  North American Energy Partners,
    Senior Unsecured Notes
     8.75%                             12/01/11      4,070      3,744,400
  NVR, Inc., Senior Unsecured Notes
     5.00%(i)                          06/15/10      1,605      1,576,912

                                                              ===========
                                                               18,445,062
                                                              -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
96

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                         PAR
                                          MATURITY      (000)       VALUE
                                        ------------ ---------- -------------
CORPORATE BONDS (Continued)
Containers - 1.8%
  Ball Corp., Senior Unsecured Notes
     6.88%                                12/15/12    $   700    $   721,876
  Concentra Operating Corp., Senior
    Subordinated Notes
     9.12%                                06/01/12      2,740      2,918,101
  Constar International, Senior Secured
    Notes
     6.15%(e)                             02/15/12      2,070      2,111,400
  Crown Holdings, Inc., Debentures
     8.00%                                04/15/23      1,680      1,625,400
  Graham Packaging Co., Senior
    Notes
     8.50%(e)(i)                          10/15/12        385        388,850
  Graham Packaging Co., Senior
    Subordinated Notes
     9.88%(e)                             10/15/14      4,005      4,005,000
  Owens-Brockway Glass Container,
    Inc., Senior Secured Notes
     8.88%                                02/15/09      2,100      2,241,750
  Owens-Brockway Glass Container,
    Inc., Senior Unsecured Notes
     8.25%                                05/15/13      2,025      2,151,562

                                                                 ===========
                                                                  16,163,939
                                                                 -----------
Electronics - 0.6%
  Amkor Technology, Inc., Senior
    Unsecured Notes
     9.25%(i)                             02/15/08      1,460      1,394,299
  Celestica, Inc., Senior Subordinated
    Notes
     7.88%                                07/01/11      2,135      2,167,025
  Condor Systems, Inc., Senior
    Subordinated Notes, Series B
    11.88%(c)(f)                          05/01/09      1,500            938
  Northwestern Corp., Senior Secured
    Notes
     5.88%(e)                             11/01/14      2,320      2,305,500

                                                                 ===========
                                                                   5,867,762
                                                                 -----------
Energy & Utilities - 10.4%
  AES Eastern Energy LP,
    Pass-Through Certificates
     9.00%                                01/02/17      3,114      3,557,576
  AES Ironwood LLC, Senior Secured
    Notes
     8.86%                                11/30/25      1,642      1,855,470
  AES Red Oak LLC, Senior Secured
    Notes
     8.54%                                11/30/19      5,024      5,626,602
  CE Generation LLC, Senior Notes
     7.42%                                12/15/18      5,189      5,474,283
  Centerpoint Energy, Inc., Senior
    Unsecured Notes
     7.25%                                09/01/10        505        552,114
  Citizens Communications Co., Senior
    Unsecured Notes
     9.25%                                05/15/11      3,000      3,285,000
     6.25%                                01/15/13      1,400      1,316,000
  CMS Energy Corp., Senior
    Unsecured Notes
     9.88%                                10/15/07      3,025      3,278,344

                                                         PAR
                                          MATURITY      (000)       VALUE
                                        ------------ ---------- -------------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  Colorado Interstate Gas, Senior
    Unsecured Notes
     5.95%(e)                             03/15/15    $ 1,570    $ 1,503,275
  Edison Mission Energy, Senior
    Unsecured Notes
    10.00%                                08/15/08      1,610      1,787,100
     9.88%                                04/15/11        200        231,000
  Elwood Energy LLC, Senior Secured
    Notes
     8.16%                                07/05/26     11,446     12,676,310
  FPL Energy National Wind, Senior
    Secured Notes
     6.12%(e)                             03/25/19        875        861,875
  Homer City Funding LLC, Senior
    Secured Notes
     8.73%                                10/01/26      1,373      1,593,246
  Midwest Generation LLC,
    Pass-Through Certificates
     8.30%                                07/02/09        565        604,550
  Midwest Generation LLC,
    Pass-Through Certificates, Series
    B
     8.56%                                01/02/16      2,820      3,158,400
  Midwest Generation LLC, Senior
    Secured Notes
     8.75%                                05/01/34      2,655      2,960,325
  Mirant Americas Generation, Inc.,
    Senior Unsecured Notes
    12.91%                                05/01/06      1,000      1,155,000
  Mirant Corp., Senior Unsecured
    Notes
     7.90%(e)(i)                          07/15/09        640        505,600
     7.40%(e)(i)                          07/15/49      1,290      1,006,200
  Mirant Mid-Atlantic LLC,
    Pass-Through Certificates
     8.62%                                06/30/12      5,796      6,259,377
  Mission Energy Holding Co., Senior
    Secured Notes
    13.50%                                07/15/08      6,770      8,124,000
  National Waterworks, Inc., Senior
    Subordinated Notes, Series B
    10.50%                                12/01/12      1,875      2,085,938
  Orion Power Holdings, Inc., Senior
    Unsecured Notes
    12.00%                                05/01/10      7,850      9,518,125
  Reliant Energy, Inc., Senior Secured
    Notes
     9.25%                                07/15/10      2,490      2,664,300
     6.75%                                12/15/14      2,535      2,357,550
  Texas Genco LLC, Senior Unsecured
    Notes
     6.88%(e)                             12/15/14      2,830      2,830,000
  Transcontinental Gas Pipe Line
    Corp., Senior Notes
     8.88%                                07/15/12      3,545      4,165,375
  TXU Corp., Senior Unsecured Notes
                                         11/15/09-
     4.80%(e)                            11/15/24       1,640      1,579,373

                                                                 ===========
                                                                  92,572,308
                                                                 -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              97

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Entertainment & Leisure - 4.1%
  Choctaw Resort Development
    Enterprise, Senior Unsecured
    Notes
     7.25%(e)                          11/15/19     $  540    $   534,599
  K2, Inc., Senior Unsecured Notes
     7.38%                             07/01/14        970      1,003,950
  Lazydays RV Center, Inc., Senior
    Notes
    11.75%                             05/15/12      4,205      4,488,838
  MGM Mirage, Inc., Senior Notes
     6.00%                             10/01/09      3,820      3,767,475
  MGM Mirage, Inc., Senior Unsecured
    Notes
     6.75%                             09/01/12      1,500      1,515,000
  Mohegan Tribal Gaming Authority,
    Senior Unsecured Notes
     6.12%(e)                          02/15/13      1,700      1,674,500
  Penn National Gaming, Inc., Senior
    Subordinated Notes
     6.75%(e)                          03/09/15      2,800      2,716,000
  Pinnacle Entertainment, Inc., Senior
    Subordinated Notes
     8.75%(i)                          10/01/13        835        864,225
  River Rock Entertainment, Senior
    Unsecured Notes
     9.75%                             11/01/11      4,375      4,823,438
  Station Casinos, Inc., Senior Notes
     6.00%                             04/01/12      1,100      1,091,750
  True Temper Sports, Inc., Senior
    Subordinated Notes
     8.38%                             09/15/11        945        826,875
  Universal City Florida, Unsecured
    Notes
     7.49%(e)(h)                       05/01/10      4,700      4,911,500
  Virgin River Casino Corp., Senior
    Secured Notes
     9.00%(e)                          01/15/12      2,330      2,434,850
  Waterford Gaming LLC, Senior
    Unsecured Notes
     8.62%(e)                          09/15/12      3,462      3,738,960
  WMG Holdings Corp., Senior
    Unsecured Notes
     7.38%(e)(h)(i)                    12/15/11      2,825      2,895,625

                                                              ===========
                                                               37,287,585
                                                              -----------
Finance - 4.7%
  ALH Finance Corp., Senior
    Subordinated Notes
     8.50%(i)                          01/15/13        630        621,063
  Ameriserve Finance Trust, Senior
    Secured Notes
    12.00%(c)(e)(f)(i)                 09/15/06        500         25,000
  AMR Real Estate, Senior Unsecured
    Notes
     8.12%                             06/01/12      3,075      3,167,250
  Arch Western Finance, Senior Notes
     6.75%(h)                          07/01/13      1,575      1,571,062
  BCP Crystal Holdings Corp., Senior
    Subordinated Notes
     9.62%(e)                          06/15/14      2,047      2,333,580
  Calpine Canada Energy Finance
    ULC, Senior Unsecured Notes
     8.50%(i)                          05/01/08      9,845      7,014,562

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Capital Guardian Ltd., Subordinated
    Bonds
    11.45%                             05/24/13     $1,000    $   995,900
  Crown European Holdings SA,
    Senior Secured Notes
    10.88%(i)                          03/01/13      1,920      2,227,200
  Hilcorp Energy/Finance, Senior Notes
    10.50%(e)                          09/01/10      4,135      4,589,850
  Jason, Inc., Second Lien Notes
    Certificates
    11.00%(b)(h)                       12/15/07      1,500      1,500,000
  K&F Acquisition, Inc., Senior
    Subordinated Notes
     7.75%(e)                          11/15/14      1,515      1,469,550
  MDP Acquisitions PLC, Senior
    Unsecured Notes
     9.62%                             10/01/12      2,175      2,338,125
  NSP Holdings/Capital Corp., Senior
    Unsecured Notes
    11.75%(e)(i)                       01/01/12      1,850      1,887,000
  Refco Finance Holdings LLC, Senior
    Subordinated Notes
     9.00%(e)                          08/01/12      1,700      1,827,500
  Riddell Bell Holdings, Senior
    Subordinated Notes
     8.38%(e)                          10/01/12      4,095      4,217,850
  Salton Sea Funding, Senior Secured
    Notes
     7.48%                             11/30/18      1,056      1,146,034
  Smurfit Capital Funding PLC,
    Debentures
     7.50%                             11/20/25        825        792,000
  Transdigm, Inc., Senior Subordinated
    Notes
     8.38%                             07/15/11      2,400      2,463,000
  Vanguard Health Holdings II, Senior
    Subordinated Notes
     9.00%                             10/01/14      2,295      2,398,275
  Zais Investment Grade Ltd., Secured
    Notes
     9.95%(d)                          09/23/14      1,275        127,476

                                                              ===========
                                                               42,712,277
                                                              -----------
Food & Agriculture - 0.6%
  B&G Foods Holding Corp., Senior
    Notes
     8.00%                             10/01/11      2,170      2,256,800
  Gold Kist, Inc., Senior Notes
    10.25%                             03/15/14      1,546      1,770,170
  Nebco Evans Holding Co., Senior
    Notes
    17.25%(b)(c)(f)(g)                 07/15/07        800              0
  Smithfield Foods, Inc., Senior
    Unsecured Notes
     7.00%                             08/01/11      1,215      1,243,856

                                                              ===========
                                                                5,270,826
                                                              -----------
Insurance - 0.9%
  Coventry Health Care, Inc., Senior
    Unsecured Notes
     5.88%(e)                          01/15/12        990        989,999
     6.12%(e)                          01/15/15        990        990,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
98

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Insurance (Continued)
  Crum & Forster Holdings Corp.,
    Senior Notes
    10.38%                              06/15/13     $1,425    $ 1,596,000
  Fairfax Financial Holdings Ltd.,
    Debenture Notes
     8.30%                              04/15/26        790        750,500
  Fairfax Financial Holdings Ltd.,
    Senior Notes
     6.88%(i)                           04/15/08        665        669,988
  Fairfax Financial Holdings Ltd.,
    Senior Unsecured Notes
     7.75%                              04/26/12      2,935      2,832,275

                                                               ===========
                                                                 7,828,762
                                                               -----------
Machinery & Heavy Equipment - 0.6%
  JLG Industries, Inc., Senior
    Subordinated Notes
     8.38%(i)                           06/15/12      2,315      2,465,475
  K&F Parent, Inc., Senior Unsecured
    Notes
    11.50%(e)                           02/01/15      3,140      3,077,200

                                                               ===========
                                                                 5,542,675
                                                               -----------
Manufacturing - 6.4%
  Argo Tech Corp., Senior Unsecured
    Notes
     9.25%                              06/01/11      1,180      1,271,450
  Blount International, Inc., Senior
    Subordinated Notes
     8.88%                              08/01/12      4,050      4,272,750
  Briggs & Stratton Corp., Senior
    Unsecured Notes
     8.88%                              03/15/11        570        659,775
  California Steel Industries, Inc.,
    Senior Unsecured Notes
     6.12%                              03/15/14      1,990      1,850,700
  Coleman Cable, Inc., Senior Notes
     9.88%(e)                           10/01/12      1,350      1,415,811
  Cummins, Inc., Senior Debentures
     7.12%                              03/01/28      1,440      1,458,000
  Delco Remy International, Inc.,
    Senior Secured Notes
     6.66%(h)(i)                        04/15/09      2,215      2,226,075
  Erico International Corp., Senior
    Subordinated Notes
     8.88%                              03/01/12      4,405      4,526,138
  General Cable Corp., Senior
    Unsecured Notes
     9.50%                              11/15/10      2,480      2,709,400
  Gentek, Inc., Escrow Bonds
     0.00%(k)                           12/01/33      1,000              0
  Goodman Global Holdings, Senior
    Subordinated Notes
     7.88%(e)(i)                        12/15/12      5,960      5,483,200
  Goodman Global Holdings, Senior
    Unsecured Notes
     5.76%(e)(h)                        06/15/12      1,160      1,148,400
  Hexcel Corp., Senior Subordinated
    Notes
     6.75%(e)                           02/01/15      3,275      3,152,188
  Ispat Inland ULC, Senior Secured
    Notes
     9.75%                              04/01/14      2,599      3,040,830

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Manufacturing (Continued)
  Metaldyne Corp., Senior Unsecured
    Notes
    10.00%(e)(i)                        11/01/13     $5,065    $ 4,659,800
  Navistar International Corp., Senior
    Unsecured Notes
     6.25%(e)                           03/01/12      5,650      5,367,500
  Norcross Safety Products LLC,
    Senior Subordinated Notes
     9.88%                              08/15/11      3,350      3,584,500
  Park-Ohio Industries, Inc., Senior
    Subordinated Notes
     8.38%(e)                           11/15/14      4,425      4,181,625
  Russell Metals, Inc., Senior
    Subordinated Notes
     6.38%(e)                           03/01/14      1,415      1,379,625
  Stanadyne Corp., Senior
    Subordinated Notes
    10.00%                              08/15/14      1,815      1,869,450
  TRW Automotive, Inc., Senior
    Unsecured Notes
     9.38%                              02/15/13      3,505      3,767,875

                                                               ===========
                                                                58,025,092
                                                               -----------
Medical & Medical Services - 2.7%
  Ardent Health Services, Senior
    Subordinated Notes
    10.00%                              08/15/13      2,800      3,318,000
  Bio-Rad Laboratories, Inc., Senior
    Subordinated Notes
     7.50%                              08/15/13      2,575      2,690,875
  Concentra Operating Corp., Senior
    Subordinated Notes
     9.50%                              08/15/10      2,350      2,514,500
  HCA, Inc., Unsecured Notes
     5.50%                              12/01/09      3,350      3,311,944
     6.75%                              07/15/13        730        747,177
  Healthsouth Corp., Senior Unsecured
    Notes
     7.62%                              06/01/12      2,600      2,496,000
  Insight Health Services Corp., Senior
    Subordinated Notes, Series B
     9.88%(i)                           11/01/11      2,220      2,181,150
  Neighborcare, Inc., Senior
    Subordinated Notes
     6.88%                              11/15/13      3,750      3,909,375
  Province Healthcare Co., Senior
    Subordinated Notes
     7.50%                              06/01/13      1,475      1,639,094
  U.S. Oncology, Inc., Senior
    Subordinated Notes
     9.00%(e)(i)                        08/15/12      1,725      1,811,250

                                                               ===========
                                                                24,619,365
                                                               -----------
Medical Instruments & Supplies - 1.0%
  National Nephrology Associates,
    Senior Subordinated Notes
     9.00%(e)                           11/01/11      2,645      2,932,644
  Perkinelmer, Inc., Senior
    Subordinated Notes
     8.88%                              01/15/13      3,235      3,590,850

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              99

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Medical Instruments & Supplies (Continued)
  Universal Hospital Services, Inc.,
    Senior Notes
    10.12%                              11/01/11     $2,525    $ 2,575,500

                                                               ===========
                                                                 9,098,994
                                                               -----------
Metal & Mining - 3.5%
  AK Steel Corp., Senior Unsecured
    Notes
     7.88%                              02/15/09      1,340      1,316,550
     7.75%                              06/15/12      1,090      1,054,575
  Alpha Natural Resources, Senior
    Notes
    10.00%(e)                           06/01/12      1,500      1,680,000
  Century Aluminum Co., Senior
    Unsecured Notes
     7.50%(i)                           08/15/14      2,605      2,618,025
  Foundation PA Coal Co., Senior
    Unsecured Notes
     7.25%                              08/01/14      3,225      3,329,812
  Ipsco, Inc., Senior Notes
     8.75%                              06/01/13      5,810      6,463,625
  Novelis, Inc., Senior Unsecured
    Notes
     7.25%(e)                           02/15/15      1,295      1,272,338
  Plains E&P Co., Senior Unsecured
    Notes
     7.12%                              06/15/14      1,000      1,055,000
  Terex Corp., Senior Subordinated
    Notes
     9.25%                              07/15/11      3,875      4,223,750
  TRIMAS Corp., Senior Subordinated
    Notes
     9.88%                              06/15/12      8,725      8,855,875

                                                               ===========
                                                                31,869,550
                                                               -----------
Motor Vehicles - 2.2%
  Accuride Corp., Senior Subordinated
    Notes
     8.50%(e)                           02/01/15      3,775      3,699,500
  Arvinmeritor, Inc., Senior Unsecured
    Notes
     8.75%                              03/01/12      5,495      5,742,275
  Delphi Corp., Senior Unsecured
    Notes
     6.50%(i)                           05/01/09      2,120      1,907,116
  Dura Operating Corp., Senior
    Unsecured Notes
     8.62%(i)                           04/15/12        950        878,750
  Eagle-Picher, Inc., Senior Notes
     9.75%(i)                           09/01/13      3,285      2,102,400
  Holley Performance Products, Senior
    Unsecured Notes
    12.25%                              09/15/07      4,025      3,220,000
  Tenneco Automotive, Inc., Senior
    Secured Notes
    10.25%                              07/15/13      2,450      2,731,750

                                                               ===========
                                                                20,281,791
                                                               -----------
Oil & Gas - 7.4%
  ANR Pipelines, Senior Debentures
     9.62%                              11/01/21      1,905      2,362,200

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Chesapeake Energy Corp., Senior
    Unsecured Notes
     9.00%                              08/15/12     $1,725    $ 1,906,125
     7.00%                              08/15/14        415        427,450
     6.38%(e)                           06/15/15      2,080      2,080,000
     6.88%                              01/15/16        975        984,750
  Citgo Petroleum Corp., Senior
    Unsecured Notes
     6.00%(e)                           10/15/11      1,330      1,310,050
  Coastal Corp., Senior Unsecured
    Notes
     7.75%(i)                           06/15/10      1,870      1,870,000
  Compagnie Generale de
    Geophysique, Senior Unsecured
    Notes
    10.62%(i)                           11/15/07      1,333      1,407,648
  Compton Petroleum Corp., Senior
    Unsecured Notes
     9.90%                              05/15/09      3,000      3,240,000
  Dynegy-Roseton Danskammer LLC,
    Pass-Through Certificates
     7.27%                              11/08/10      3,835      3,748,712
  El Paso Corp., Senior Unsecured
    Notes
     7.88%                              06/15/12        615        608,850
     7.38%                              12/15/12      1,700      1,644,750
     7.75%                              10/15/35      2,000      1,860,000
     7.42%(i)                           02/15/37      1,640      1,451,400
  El Paso Natural Gas Co., Senior
    Notes
     7.62%                              08/01/10        755        791,702
  El Paso Production Holding Co.,
    Senior Notes
     7.75%                              06/01/13      6,095      6,155,950
  Exco Resources, Inc., Senior
    Secured Notes
     7.25%                              01/15/11      3,885      3,962,700
  Frontier Oil Corp., Senior Unsecured
    Notes
     6.62%                              10/01/11      2,005      2,005,000
  KCS Energy, Inc., Senior Unsecured
    Notes
     7.12%                              04/01/12      3,825      3,863,250
  Northwest Pipeline Corp., Senior
    Notes
     6.62%                              12/01/07        500        508,750
  Parker Drilling Co., Senior Unsecured
    Notes
     7.66%(h)                           09/01/10      1,000      1,035,000
  The Premcor Refining Group, Inc.,
    Senior Notes
     6.75%(e)                           05/01/14      2,500      2,531,250
     7.50%                              06/15/15      1,195      1,248,775
  Pride International, Inc., Senior
    Unsecured Notes
     7.38%                              07/15/14      1,400      1,498,000
  Range Resources Corp., Senior
    Subordinated Notes
     7.38%                              07/15/13      2,325      2,371,500
     6.38%(e)                           03/15/15        430        421,400

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
100

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                         PAR
                                           MATURITY     (000)       VALUE
                                          ---------- ---------- -------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Stone Energy Corp., Senior
    Subordinated Notes
     6.75%                                12/15/14     $  520    $   509,600
  Swift Energy Co., Senior Unsecured
    Notes
     7.62%                                07/15/11        775        806,000
  Tennessee Gas Pipeline, Senior
    Unsecured Notes
     8.38%                                06/15/32      1,565      1,748,888
  Transcontinental Gas Pipeline Corp.,
    Senior Debentures
     7.25%                                12/01/26      2,515      2,653,325
  Utilicorp Canada Finance, Senior
    Unsecured Notes
     7.75%                                06/15/11      6,365      6,555,950
  Whiting Petroleum Corp., Senior
    Subordinated Notes
     7.25%                                05/01/12      1,005      1,035,150
  Williams Cos., Credit Link Certificates
     6.75%                                04/15/09      1,000      1,025,000
  The Williams Cos., Inc., Senior
    Unsecured Notes
     7.62%                                07/15/19        660        716,100
     7.75%                                06/15/31        325        351,000

                                                                 ===========
                                                                  66,696,225
                                                                 -----------
Paper & Forest Products - 2.3%
  Abitibi-Consolidated, Inc., Senior
    Unsecured Notes
     8.38%                                04/01/15      3,300      3,234,000
  Boise Cascade LLC, Senior
    Unsecured Notes
     5.54%(e)(h)                          10/15/12        940        951,750
  Bowater Canada Finance Corp.,
    Senior Unsecured Notes
     7.95%                                11/15/11      5,075      5,265,312
  Bowater, Inc., Senior Unsecured
    Notes
     6.01%(h)                             03/15/10        360        369,900
  Cascades, Inc., Senior Unsecured
    Notes
     7.25%(e)                             02/15/13        600        615,000
  Cascades, Inc., Unsecured Notes
     7.25%                                02/15/13      1,675      1,708,500
  Donohue Forest Products, Senior
    Notes
     7.62%                                05/15/07      1,515      1,522,575
  Georgia-Pacific Corp., Debentures
     7.70%                                06/15/15        900        986,625
  Georgia-Pacific Corp., Senior Notes
     7.38%                                07/15/08      2,500      2,625,000
  Georgia-Pacific Corp., Senior
    Unsecured Notes
     8.00%                                01/15/24        125        140,000
  Norske Skog Canada Ltd., Senior
    Unsecured Notes
     7.38%                                03/01/14      1,480      1,435,600
  Pliant Corp., Senior Secured Notes
    11.12%                                09/01/09        640        640,000
  Pliant Corp., Senior Secured Notes
     8.17%(g)                             06/15/09      1,560      1,404,000

                                                                 ===========
                                                                  20,898,262
                                                                 -----------

                                                         PAR
                                           MATURITY     (000)       VALUE
                                          ---------- ---------- -------------
CORPORATE BONDS (Continued)
Pharmaceuticals - 1.3%
  Athena Neurosciences, Inc., Senior
    Unsecured Notes
     7.25%(i)                             02/21/08     $1,170    $   982,800
  Curative Health Services, Senior
    Unsecured Notes
    10.75%                                05/01/11      2,810      2,311,225
  Elan Finance Corp., Unsecured
    Notes
     6.49%(e)(h)(i)                       11/15/11      1,610      1,372,525
     7.75%(e)(i)                          11/15/11      8,950      6,712,500

                                                                 ===========
                                                                  11,379,050
                                                                 -----------
Publishing & Printing - 2.4%
  Cenveo Corp., Senior Subordinated
    Notes
     7.88%                                12/01/13      2,220      1,981,350
  Dex Media West/Finance, Senior
    Subordinated Notes
     9.88%                                08/15/13      3,798      4,234,770
  Nextmedia Operating, Inc., Senior
    Subordinated Notes
    10.75%                                07/01/11      2,265      2,457,525
  Primedia, Inc., Senior Notes
     7.62%                                04/01/08      1,275      1,281,375
  Primedia, Inc., Senior Unsecured
    Notes
     8.16%(h)                             05/15/10      1,300      1,381,250
     8.00%                                05/15/13      1,000      1,020,000
  Quebecor Media, Inc., Senior
    Unsecured Notes
    11.12%                                07/15/11      2,000      2,215,000
  Vertis, Inc., Senior Notes
    13.50%(e)(i)                          12/07/09      5,165      4,209,475
  Vertis, Inc., Senior Unsecured Notes
    10.88%(i)                             06/15/09        915        873,825
  WRC Media, Inc., Senior
    Subordinated Notes
    12.75%                                11/15/09      2,275      2,093,000

                                                                 ===========
                                                                  21,747,570
                                                                 -----------
Real Estate - 1.2%
  AMR Real Estate, Senior Unsecured
    Notes
     7.12%(e)                             02/15/13      3,125      3,062,500
  John Q. Hammons Hotels LP, First
    Mortgage Notes
     8.88%                                05/15/12      4,590      4,968,675
  Technical Olympic USA, Inc., Senior
    Subordinated Notes
     7.50%                                03/15/11      2,025      1,944,000
  Wynn Las Vegas LLC/Corp., First
    Mortgage Notes
     6.62%(e)                             12/01/14      1,380      1,311,000

                                                                 ===========
                                                                  11,286,175
                                                                 -----------
Retail Merchandising - 3.0%
  AutoNation, Inc., Senior Unsecured
    Notes
     9.00%(e)(i)                          08/01/08      1,600      1,760,000
  Chattem, Inc., Senior Subordinated
    Notes
     7.00%                                03/01/14        695        712,375

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             101

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Retail Merchandising (Continued)
  Duane Reade Inc., Senior
    Subordinated Notes
     9.75%(i)                           08/01/11     $3,150    $ 2,772,000
  Duane Reade, Inc., Senior Secured
    Notes
     7.51%(e)(h)                        12/15/10      1,500      1,475,625
  Finlay Fine Jewelry Corp., Senior
    Unsecured Notes
     8.38%                              06/01/12      5,715      5,400,675
  J.C. Penney Co., Inc., Debentures
     7.12%                              11/15/23      4,620      4,573,800
  Jostens, Inc., Senior Subordinated
    Notes
    12.75%                              05/01/10      1,280      1,361,600
  Rite Aid Corp., Senior Debentures
     7.70%(i)                           02/15/27        990        816,750
  Rite Aid Corp., Senior Unsecured
    Notes
     6.12%(e)(i)                        12/15/08      4,405      4,096,650
  Rite Aid Corp., Unsecured Notes
    11.25%                              07/01/08        610        652,700
  Saks, Inc., Unsecured Notes
     9.88%                              10/01/11      3,375      3,645,000

                                                               ===========
                                                                27,267,175
                                                               -----------
Security Brokers & Dealers - 0.3%
  E*trade Financial Corp., Senior
    Unsecured Notes
     8.00%                              06/15/11        545        566,800
  Rural Metro Corp., Senior Notes
    12.75%                              03/15/16      1,345        672,500
  Rural Metro Corp., Senior
    Subordinated Notes
     9.88%(e)(i)                        03/15/15      1,750      1,785,000

                                                               ===========
                                                                 3,024,300
                                                               -----------
Semiconductors & Related Devices - 1.4%
  Freescale Semiconductor, Inc.,
    Senior Unsecured Notes
     5.41%(h)(i)                        07/15/09      1,550      1,592,626
     6.88%                              07/15/11        735        755,212
  Magnachip Semiconductor, Senior
    Secured Notes
     6.26%(e)(h)                        12/15/11      1,750      1,793,750
     6.88%(e)                           12/15/11        930        939,300
  Magnachip Semiconductor, Senior
    Subordinated Notes
     8.00%(e)                           12/15/14      2,385      2,444,625
  Sanmina-SCI Corp., Senior
    Subordinated Notes
     6.75%(e)                           03/01/13      1,975      1,851,562
  Stats Chippac LTD, Senior
    Unsecured Notes
     6.75%(e)                           11/15/11      2,100      1,995,000

                                                               ===========
                                                                11,372,075
                                                               -----------
Telecommunications - 11.2%
  Alamosa Delaware, Inc., Senior
    Unsecured Notes
     8.50%(i)                           01/31/12      3,950      4,108,000
  American Tower Corp., Senior
    Unsecured Notes
     7.50%(i)                           05/01/12      5,025      5,100,375

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Asia Global Crossing Ltd., Senior
    Unsecured Notes
    13.38%(c)(f)(l)                     10/15/10     $2,000    $   100,000
  AT&T Corp., Senior Unsecured Notes
     9.05%(h)                           11/15/11      3,950      4,498,061
     9.75%(h)                           11/15/31        870      1,068,656
  CCO Holdings LLC/Capital Corp.,
    Senior Unsecured Notes
     7.14%(e)(h)(i)                     12/15/10      1,270      1,257,300
  Centennial Communications, Senior
    Subordinated Notes
    10.75%                              12/15/08      4,500      4,635,000
  Centennial Communications, Senior
    Unsecured Notes
     8.12%                              02/01/14      2,535      2,585,700
  Cincinnati Bell, Inc., Senior
    Subordinated Notes
     8.38%(i)                           01/15/14      4,755      4,683,675
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%(i)                           07/15/13      3,045      3,029,775
  Crown Castle International Corp.,
    Senior Unsecured Notes
     7.50%                              12/01/13      5,000      5,462,500
  CSC Holdings, Inc., Senior
    Debentures
     7.88%(e)                           02/15/18      1,560      1,657,500
  CSC Holdings, Inc., Senior
    Unsecured Notes
     8.12%                              07/15/09        450        474,750
     7.62%                              04/01/11      1,835      1,903,811
     6.75%(e)                           04/15/12        360        358,200
  Dobson Cellular Systems, Senior
    Secured Notes
     8.38%(e)                           11/01/11      2,295      2,346,638
  Dobson Cellular Systems, Senior
    Secured Notes
     7.49%(e)(h)                        11/01/11      1,595      1,634,875
  Granite Broadcasting Corp., Senior
    Secured Notes
     9.75%(i)                           12/01/10        955        888,150
  Insight Midwest LP, Senior Notes
     9.75%                              10/01/09      1,750      1,828,750
  Intelsat Bermuda Ltd., Senior
    Unsecured Notes
     7.80%(e)(h)                        01/15/12      3,720      3,775,800
     8.25%(e)                           01/15/13      2,250      2,255,625
     8.62%(e)                           01/15/15      2,050      2,091,000
  Intelsat Ltd., Senior Unsecured Notes
     5.25%                              11/01/08      1,025        940,438
  iPCS, Inc., Senior Unsecured Notes
    11.50%                              05/01/12        325        365,625
  Lucent Technologies, Inc.,
    Debentures
     6.50%                              01/15/28      4,306      3,692,395
  Lucent Technologies, Inc., Senior
    Debentures
     6.45%                              03/15/29      1,000        862,500
  Lucent Technologies, Inc., Senior
    Unsecured Notes
     5.50%(i)                           11/15/08        265        259,038

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
102

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  MCI, Inc., Senior Unsecured Notes
     7.69%                              05/01/09     $  495    $    514,800
  Mediacom Broadband LLC, Senior
    Unsecured Notes
    11.00%                              07/15/13      3,000       3,210,000
  Nortel Networks Corp., Unsecured
    Notes
     6.88%                              09/01/23        750         693,750
  Nortel Networks Ltd., Unsecured
    Notes
     6.12%                              02/15/06        620         621,550
  Northern Telecom Capital Corp.,
    Unsecured Notes
     7.88%                              06/15/26      1,100       1,105,500
  PanAmSat Corp., Senior Debentures
     6.88%                              01/15/28      2,690       2,447,900
  PF Net Communications, Inc., Senior
    Unsecured Notes
    13.75%(c)(f)                        05/15/10      1,000               0
  Qwest Communications International,
    Inc., Senior Debentures
     6.88%                              07/15/28        590         458,725
  Qwest Communications International,
    Inc., Senior Unsecured Notes
     6.29%(e)(h)                        02/15/09      3,000       3,022,500
     7.75%(e)(i)                        02/15/14        690         669,300
  Qwest Corp., Senior Subordinated
    Notes
    14.00%(e)(h)                        12/15/10      4,515       5,214,825
  Qwest Corp., Senior Unsecured
    Notes
     7.88%(e)                           09/01/11      3,175       3,278,188
     8.88%(e)                           03/15/12      2,640       2,877,600
  Rodgers Wireless, Inc., Senior
    Secured Notes
     6.14%(h)                           12/15/10        795         806,925
     7.25%                              12/15/12        360         369,900
  Rodgers Wireless, Inc., Senior
    Subordinated Notes
     8.00%(i)                           12/15/12      2,730       2,805,075
  Rural Cellular Corp., Senior
    Unsecured Notes
     9.88%(i)                           02/01/10      1,705       1,722,050
  Superior Essex Communications &
    Essex Group, Senior Notes
     9.00%                              04/15/12      5,200       5,278,000
  Western Wireless Corp., Senior
    Unsecured Notes
     9.25%(i)                           07/15/13      2,375       2,707,500
  Zeus Special Sub/Intelsat Ltd.,
    Senior Unsecured Notes
     9.25%                              02/01/15      2,185       1,371,088

                                                               ============
                                                                101,039,313
                                                               ------------
Tires & Rubber - 0.3%
  Cooper Standard Auto, Senior
    Unsecured Notes
     7.00%(e)(i)                        12/15/12      1,930       1,761,125
  Kraton Polymers LLC, Senior
    Subordinated Notes
     8.12%(e)(i)                        01/15/14      1,210       1,146,475

                                                               ============
                                                                  2,907,600
                                                               ------------

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
CORPORATE BONDS (Continued)
Transportation - 3.3%
  CHC Helicopter Corp., Senior
    Subordinated Notes
     7.38%(e)                           05/01/14     $3,160    $  3,077,049
  General Maritime Corp., Senior
    Unsecured Notes
    10.00%                              03/15/13      1,200       1,335,000
  Gulfmark Offshore, Inc., Senior Notes
     7.75%(e)                           07/15/14      3,200       3,296,000
  H-Lines Finance Holding, Senior
    Notes
     9.92%(e)(g)                        04/01/13      4,713       3,664,358
  Horizon Lines LLC, Senior Notes
     9.00%(e)                           11/01/12      3,250       3,493,750
  Hornbeck Offshore Services, Inc.,
    Senior Unsecured Notes
     6.12%                              12/01/14        955         945,450
  Overseas Shipholding Group, Inc.,
    Debentures
     8.75%                              12/01/13      4,350       4,828,500
  Overseas Shipholding Group, Inc.,
    Senior Unsecured Notes
     7.50%                              02/15/24         55          55,275
  Stanadyne Corp., Senior Unsecured
    Notes
    12.00%(e)(g)                        02/15/15      5,750       3,406,875
  Teekay Shipping Corp., Senior
    Unsecured Notes
     8.88%                              07/15/11      1,250       1,415,625
  Transportacion Ferroviaria Mexicana,
    SA de CV, Senior Unsecured
    Notes
    12.50%                              06/15/12      2,000       2,260,000
  Ultrapetrol (Bahamas) Ltd., Second
    Mortgage Bonds
     9.00%(e)                           11/24/14      1,950       1,842,750

                                                               ============
                                                                 29,620,632
                                                               ------------
Waste Management - 0.7%
  Allied Waste N.A., Inc., Senior Notes
     8.88%                              04/01/08        675         697,781
  Allied Waste N.A., Inc., Senior
    Secured Notes
     8.50%                              12/01/08      1,740       1,800,900
  Allied Waste N.A., Inc., Senior
    Unsecured Notes
     9.25%                              09/01/12      1,075       1,150,250
  Casella Waste Systems, Inc., Senior
    Subordinated Notes
     9.75%                              02/01/13      1,225       1,347,500

                                                               ============
                                                                  4,996,431
                                                               ------------
Yankee - 1.9%
  Ainsworth Lumber Co. Ltd. (Canada),
    Senior Unsecured Notes
     6.84%(e)(h)                        10/01/10      3,800       3,857,000
  Eircom Funding (Ireland), Senior
    Subordinated Notes
     8.25%                              08/15/13      2,650       2,881,875
  Omi Corp. (Mali), Senior Notes
     7.62%                              12/01/13      7,870       8,184,800

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             103

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                  PAR/SHARES
                                       MATURITY     (000)         VALUE
                                      ---------- ----------- --------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Rogers Wireless, Inc. (Canada),
    Senior Secured Notes
     9.62%                            05/01/11     $ 1,750    $  1,986,250

                                                              ============
                                                                16,909,925
                                                              ------------
TOTAL CORPORATE BONDS
  (Cost $854,380,372)                                          851,530,109
                                                              ------------
FOREIGN BONDS - 0.9%
  Aero Investments (EUR)
    10.68%(h)                         03/01/15       4,125       5,133,198
  Cablecom Luxembourg SCA (EUR)
     4.90%(h)                         04/15/12       2,650       3,437,175

                                                              ============
TOTAL FOREIGN BONDS
  (Cost $8,709,997)                                              8,570,373
                                                              ------------
TERM LOANS - 0.3%
  Intermet Term B Loan
     6.64%(h)                         03/31/09       1,000       1,000,000
  Polar Corp. Term 2nd Lien Loan
     8.84%(h)                         05/30/10       1,250       1,275,000

                                                              ============
TOTAL TERM LOANS
  (Cost $2,198,516)                                              2,275,000
                                                              ------------
SHORT TERM INVESTMENTS - 11.3%
  Federal Home Loan Bank, Discount
    Notes
     2.55%                            04/01/05       5,000       5,000,000
  Galileo Money Market Fund                         10,481      10,481,178
  Institutional Money Market Trust(m)               86,494      86,493,930

                                                              ============
TOTAL SHORT TERM INVESTMENTS
  (Cost $101,975,108)                                          101,975,108
                                                              ------------

TOTAL INVESTMENTS IN SECURITIES -
107.6%
  (Cost $990,671,344(a))   971,970,264

                           NUMBER OF
                           CONTRACTS
                          ----------
PUT OPTIONS WRITTEN - 0.0%
  Adelphia Communications
Bridge
    Loan, Strike Price
100.00, Expires
    10/31/04(b)           (144)         (67,627)
  Movie Gallery Bridge
Loan, Strike
    Price 100.00, Expires (101)        (100,800)
04/30/05(b)

                                       ========
TOTAL PUT OPTIONS WRITTEN
  (Premiums received                   (168,427)
                                       --------
$123,033)

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (7.6)%
  (including $86,493,930 of payable
upon return of
  securities loaned)                      (69,046,623)
                                          -----------
NET ASSETS - 100.0%
  (Applicable to 16,822,635 BlackRock
  shares, 20,078,430 Institutional
  shares, 16,656,572 Service shares,
  35,770,864 Investor A shares,
  15,192,957 Investor B shares and
  7,622,426 Investor C shares
  outstanding)                          $ 902,755,214
                                        =============

                                            VALUE
                                         ----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  BLACKROCK SHARE
  ($135,408,882/16,822,635)                $ 8.05
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($161,619,503/20,078,430)                $ 8.05
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($134,102,001/16,656,572)                $ 8.05
                                           ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($287,962,396/35,770,864)                $ 8.05
                                           ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
              ($8.05/0.950)                $ 8.47
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($122,271,597/15,192,957)                $ 8.05
                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR C SHARE
    ($61,390,835/7,622,426)                $ 8.05
                                           ======

-------------------

 (a) Cost for Federal income tax purposes is $991,609,597. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 19,871,603
      Gross unrealized depreciation                                       (39,510,936)
                                                                         ------------
                                                                         $(19,639,333)
                                                                         ============

 (b) Securities valued at fair value as determined in good faith by or under the direction of the Trustees. These securities had a total market value of $4,003,000 which represents 0.44% of net assets.
     (c) Non-income producing security.
     (d) Payment in kind security.
 (e) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 27.2% of its net assets, with a current market value of $245,329,295, in securities restricted as to resale.
     (f) Security in default.
     (g) Rates shown are the effective yields as of March 31, 2005.
     (h) Rates shown are the rates as of March 31, 2005.
     (i) Total or partial securities on loan.
  (j) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of March 31, 2005.
     (k) Security held in escrow for future payments
     (l) Security is illiquid.
 (m) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
104

                                BLACKROCK FUNDS

      KEY TO INVESTMENT ABBREVIATIONS

  ARM       Adjustable Rate Mortgage
  CMT       Constant Maturity Treasury Rate
  CND       Canadian Dollar
  COFI      Cost of Funds Index
  DKK       Danish Krone
  EUR       European Currency Unit
  GBP       Great British Pound
  IO        Interest Only
  JPY       Japanese Yen
  LTD       Limited-Liability Company
  MULTI     Multi-issued pools
  MXP       Mexican Peso
  NZD       New Zealand Dollar
  PLC       Project Loan Certificate
  PLN       Polish Zloty
  PO        Principal Only
  SEK       Swedish Krone

                                                                             105

                                BLACKROCK FUNDS
                            STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2005(UNAUDITED)

                                                ENHANCED     LOW DURATION     INTERMEDIATE     INTERMEDIATE     INTERMEDIATE
                                                 INCOME          BOND          GOVERNMENT          BOND          PLUS BOND
                                               PORTFOLIO       PORTFOLIO     BOND PORTFOLIO      PORTFOLIO       PORTFOLIO
                                             ------------- ---------------- ---------------- ---------------- ---------------
Investment income:
 Interest ..................................  $  888,597    $  31,309,995     $  9,660,318    $  19,264,953     $ 531,933
 Securities lending income .................           6              171              268            4,657             -
 Dividends .................................           -          253,750                -                -         1,400
                                              ----------    -------------     ------------    -------------     ----------
  Total investment income ..................     888,603       31,563,916        9,660,586       19,269,610       533,333
                                              ----------    -------------     ------------    -------------     ----------
Expenses:
 Investment advisory fee ...................     124,076        4,273,223        1,124,779        2,320,196        64,879
 Administration fee ........................      26,366          656,026          187,070          372,961        11,029
 Administration fee - class specific .......      34,166          888,696          326,507          424,478         4,543
 Custodian fee .............................      10,158          133,542           38,324           72,890         6,168
 Transfer agent fee ........................       2,819          209,288          219,470           75,790           582
 Transfer agent fee - class specific .......       4,305          114,048           40,532           54,173           649
 Shareholder servicing fees - class
  specific .................................          15          760,535          266,003          186,775             2
 Distribution fees - class specific ........           -          675,124          277,155          115,658             1
 Legal and audit fees ......................      16,333          108,072           28,460           61,136        13,815
 Printing fee ..............................       7,050          101,713           13,054           54,330         7,644
 Registration fees and expenses ............      15,603           58,047           26,194           32,104        13,540
 Trustees' fees ............................         848           27,825            5,335           14,417            93
 Other .....................................       5,095           99,519           16,323           54,442         7,392
                                              ----------    -------------     ------------    -------------     ----------
  Total expenses excluding interest
   expense .................................     246,834        8,105,658        2,569,206        3,839,350       130,337
   Interest expense ........................          11              324                -                -             -
                                              ----------    -------------     ------------    -------------     ----------
  Total expenses ...........................     246,845        8,105,982        2,569,206        3,839,350       130,337
                                              ----------    -------------     ------------    -------------     ----------
   Less investment advisory and
    administration fees waived .............    (111,205)      (2,134,964)        (348,141)        (993,442)      (64,812)
   Less administration fee waived -
    class specific .........................     (15,745)        (132,267)        (172,763)         (91,960)       (4,541)
   Less distribution fee waived - class
    specific ...............................           -          (41,740)         (79,275)         (16,633)             (1)
   Less expenses reimbursed by
    advisor ................................      (5,611)               -                -                -        (9,076)
                                              ----------    -------------     ------------    -------------     -----------
  Net expenses .............................     114,284        5,797,011        1,969,027        2,737,315        51,907
                                              ----------    -------------     ------------    -------------     -----------
Net investment income ......................     774,319       25,766,905        7,691,559       16,532,295       481,426
                                              ----------    -------------     ------------    -------------     -----------
Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions:
 Net realized gain (loss) from:
  Investment transactions ..................     (93,877)      (5,265,745)       2,138,470        2,082,664      (171,165)
  Futures and options contracts ............     149,191        1,928,723          151,281          839,686        27,818
  Swap and swaption contracts ..............     (50,975)         424,046           17,131       (1,940,514)        7,537
  Foreign currency related transactions.....      21,178        1,465,391                -                -        (2,365)
                                              ----------    -------------     ------------    -------------     -----------
                                                  25,517       (1,447,585)       2,306,882          981,836      (138,175)
                                              ----------    -------------     ------------    -------------     -----------
 Change in unrealized appreciation
  depreciation from:
  Investments ..............................    (375,778)     (19,214,905)      (8,759,155)     (20,168,454)     (295,496)
  Futures and options contracts ............      50,635        2,120,557          704,682        1,483,144         2,527
  Swap and swaption contracts ..............     (27,285)      (3,451,756)         (46,868)        (561,897)      (12,875)
  Foreign currency related transactions.....       6,327          689,627                -                -         5,741
                                              ----------    -------------     ------------    -------------     -----------
                                                (346,101)     (19,856,477)      (8,101,341)     (19,247,207)     (300,103)
                                              ----------    -------------     ------------    -------------     -----------
Net gain (loss) on investments and foreign
 currency transactions .....................    (320,584)     (21,304,062)      (5,794,459)     (18,265,371)     (438,278)
                                              ----------    -------------     ------------    -------------     -----------
Net increase (decrease) in net assets
 resulting from operations .................  $  453,735    $   4,462,843     $  1,897,100    $  (1,733,076)    $  43,148
                                              ==========    =============     ============    =============     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      106

                                BLACKROCK FUNDS

                                                       INFLATION
    CORE BOND        CORE PLUS         GOVERNMENT      PROTECTED                      MANAGED      INTERNATIONAL     HIGH YIELD
  TOTAL RETURN      TOTAL RETURN         INCOME           BOND          GNMA           INCOME           BOND            BOND
    PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------- ----------------- ----------------- ------------- -------------- --------------- --------------- ---------------
 $  58,759,879     $ 7,340,534       $   9,354,062    $  396,578    $  6,000,444   $  19,953,600   $ 10,356,762    $  29,254,878
        13,680               -                   -             -               -           2,327            320          222,799
             -           6,913                   -             -               -               -              -        2,221,888
 -------------     ------------      -------------    ----------    ------------   -------------   ------------    -------------
    58,773,559       7,347,447           9,354,062       396,578       6,000,444      19,955,927     10,357,082       31,699,565
 -------------     ------------      -------------    ----------    ------------   -------------   ------------    -------------
     5,906,570         838,791             951,772        57,088         632,752       1,865,271      1,698,296        1,867,960
       901,891         142,594             161,801        12,131          97,789         304,722        255,946          305,126
       945,862          58,799             269,035         7,354         161,119         534,481        411,129          468,115
       228,194          51,729              58,968         3,721          48,544          88,249         89,991           56,152
       181,163          15,531              52,572         1,573          37,097          67,858        127,721          200,569
       132,299           8,397              33,434           986          20,040          67,147         51,245           58,551
       532,303             187             460,553         2,626         100,748         148,696        392,090          554,687
       582,740             398             335,908         3,418         233,935          53,308        325,117          702,309
       148,677          30,858              23,945        10,201          26,837          53,803         32,877           43,424
       140,215          17,594              16,777         1,150          12,621          39,816         30,524           35,886
        50,073           5,806              22,316        38,770          23,608          24,973         45,144           42,413
        38,264           5,038               3,493           426           3,713          11,787          7,203            9,559
       131,122          21,023              12,750         6,265          14,938          44,423         25,462           50,104
 -------------     ------------      -------------    ----------    ------------   -------------   ------------    -------------
     9,919,373       1,196,745           2,403,324       145,709       1,413,741       3,304,534      3,492,745        4,394,855
             -               -                   -             -          12,063           2,014              -            7,583
 -------------     ------------      -------------    ----------    ------------   -------------   ------------    -------------
     9,919,373       1,196,745           2,403,324       145,709       1,425,804       3,306,548      3,492,745        4,402,438
 -------------     ------------      -------------    ----------    ------------   -------------   ------------    -------------
    (2,691,988)       (466,320)           (464,092)      (69,219)       (385,739)       (143,429)        (1,933)        (573,047)
      (209,619)        (58,690)             (1,908)       (4,631)         (7,017)       (483,349)        (4,613)         (30,277)
       (68,032)               (8)          (73,276)         (686)         (8,118)        (17,106)       (78,038)         (75,123)
             -               -                   -       (20,921)              -               -              -                -
 -------------     -------------     -------------    ----------    ------------   -------------   ------------    -------------
     6,949,734         671,727           1,864,048        50,252       1,024,930       2,662,664      3,408,161        3,723,991
 -------------     -------------     -------------    ----------    ------------   -------------   ------------    -------------
    51,823,825       6,675,720           7,490,014       346,326       4,975,514      17,293,263      6,948,921       27,975,574
 -------------     -------------     -------------    ----------    ------------   -------------   ------------    -------------
     4,845,744       1,349,323            (538,235)      338,095       1,136,214       1,483,748      3,802,911       22,860,466
     1,865,305         252,097          (1,759,767)        8,449        (986,286)        466,998      2,352,313                -
      (261,920)        107,125             180,450             -         116,407          64,146        (40,808)        (160,431)
     3,706,268          (4,503)                  -         3,137               -       1,189,815     20,571,490             (769)
 -------------     -------------     -------------    ----------    ------------   -------------   ------------    -------------
    10,155,397       1,704,041          (2,117,552)      349,681         266,335       3,204,706     26,685,906       22,699,265
 -------------     -------------     -------------    ----------    ------------   -------------   ------------    -------------
   (50,949,671)     (6,605,813)         (8,730,821)     (133,266)     (3,740,552)    (19,103,149)       438,012      (27,599,116)
     8,289,882         703,390             296,979        (4,035)        405,215       4,387,032      1,290,892         (113,785)
      (764,447)       (128,325)            791,176           753        (338,817)       (831,263)       (16,010)         421,564
     2,060,147         384,972                   -        12,274               -         701,963     (9,094,912)          48,089
 -------------     -------------     -------------    ----------    ------------   -------------   ------------    -------------
   (41,364,089)     (5,645,776)         (7,642,666)     (124,274)     (3,674,154)    (14,845,417)    (7,382,018)     (27,243,248)
 -------------     -------------     -------------    ----------    ------------   -------------   ------------    -------------
   (31,208,692)     (3,941,735)         (9,760,218)      225,407      (3,407,819)    (11,640,711)    19,303,888       (4,543,983)
 -------------     -------------     -------------    ----------    ------------   -------------   ------------    -------------
 $  20,615,133     $ 2,733,985       $  (2,270,204)   $  571,733    $  1,567,695   $   5,652,552   $ 26,252,809    $  23,431,591
 =============     =============     =============    ==========    ============   =============   ============    =============

                                      107

                                BLACKROCK FUNDS
                            STATEMENT OF CASH FLOWS
                             LOW DURATION PORTFOLIO
               FOR THE SIX MONTHS ENDED MARCH 31, 2005(UNAUDITED)

Increase (decrease) in cash
Cash flows from operating activities:
 Net increase (decrease) in net assets from operations ...................................    $      4,462,843
 Adjustments to reconcile net increase in net assets from operations to net cash provided by
   (used for) operating activities:
    Purchase of long-term investment securities ..........................................      (1,981,222,051)
    Proceeds from disposition of long-term investment securities .........................       1,730,882,637
    Increase (decrease) in options written, at value .....................................                   -
    Increase (decrease) in swaptions written, at value ...................................                   -
    Net purchase of short term investment securities .....................................          (2,255,254)
    Amortization (accretion) of premium (discount) .......................................           3,958,787
    (Increase) decrease in futures variation margin ......................................             834,176
    (Increase) decrease in interest receivable ...........................................           2,930,437
    (Increase) decrease in investments sold receivable ...................................          19,586,811
    (Increase) decrease in principal paydown receivable ..................................             (78,989)
    (Increase) decrease in collateral received for securities loaned .....................                   -
    Increase (decrease) in payable upon return of securities loaned ......................                   -
    (Increase) decrease in interest receivable on interest rate swaps ....................                   -
    (Increase) decrease in prepaid expenses ..............................................              20,246
    Increase (decrease) in investments purchased payable .................................         (13,573,079)
    Increase (decrease) in interest payable on interest rate swaps .......................                   -
    (Increase) decrease in collateral received for swap contracts ........................                   -
    Increase (decrease) in payable upon termination of swap contracts ....................                   -
    Increase (decrease) in accrued expenses ..............................................             102,530
    Net (increase) decrease in unrealized appreciation (depreciation) on investment
     securities ..........................................................................          19,214,905
    Net (increase) decrease in unrealized appreciation (depreciation) on futures and
     options .............................................................................          (2,120,557)
    Net (increase) decrease in unrealized appreciation (depreciation) on swap
     and swaption contracts ..............................................................           2,762,129
    Net realized (gain) loss on investment securities ....................................           5,265,745
                                                                                              ----------------
    Net realized (gain) loss on futures and options ......................................          (1,928,723)
    Net realized (gain) loss on swap and swaption contracts ..............................          (1,889,437)
                                                                                              ----------------
 Net cash provided by (used for) operating activities ....................................        (213,046,844)
                                                                                              ----------------
Cash flows from financing activities:
    Net borrowing (repayment) of reverse repurchase agreements and other
     short term borrowings ...............................................................         357,759,161
    Proceeds from units sold .............................................................         343,586,773
    Payments on units redeemed ...........................................................        (479,237,001)
    Cash distributions paid ..............................................................          (9,062,089)
                                                                                              ----------------
 Net cash provided by (used for) financing activities ....................................         213,046,844
                                                                                              ----------------
Net increase (decrease) in cash ..........................................................                   -
                                                                                              ----------------
Cash:
 Beginning balance .......................................................................                   -
                                                                                              ----------------
 Ending balance ..........................................................................    $              -
                                                                                              ================
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions (non-cash financing activity) ................    $     13,511,404
Cash paid during the period for interest .................................................    $           (324)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      108

                                BLACKROCK FUNDS
                            STATEMENT OF CASH FLOWS
                            MANAGED INCOME PORTFOLIO
               FOR THE SIX MONTHS ENDED MARCH 31, 2005(UNAUDITED)

Increase (decrease) in cash                                                                   $      5,652,552
Cash flows from operating activities:
 Net increase (decrease) in net assets from operations ...................................
 Adjustments to reconcile net increase in net assets from operations to net cash provided by
   (used for) operating activities:
    Purchase of long-term investment securities ..........................................      (1,149,784,484)
    Proceeds from disposition of long-term investment securities .........................       1,267,184,142
    Increase (decrease) in options written, at value .....................................              35,900
    Increase (decrease) in swaptions written, at value ...................................           1,195,888
    Net purchase of short term investment securities .....................................           4,443,577
    Amortization (accretion) of premium (discount) .......................................           1,310,027
    (Increase) decrease in futures variation margin ......................................             864,748
    (Increase) decrease in interest receivable ...........................................           1,911,170
    (Increase) decrease in investments sold receivable ...................................          97,826,989
    (Increase) decrease in principal paydown receivable ..................................            (124,748)
    (Increase) decrease in collateral received for securities loaned .....................          (1,899,250)
    Increase (decrease) in payable upon return of securities loaned ......................           1,899,250
    (Increase) decrease in interest receivable on interest rate swaps ....................              57,019
    (Increase) decrease in prepaid expenses ..............................................              (4,194)
    Increase (decrease) in investments purchased payable .................................         (94,273,404)
    Increase (decrease) in interest payable on interest rate swaps .......................            (119,588)
    (Increase) decrease in collateral received for swap contracts ........................            (703,481)
    Increase (decrease) in payable upon termination of swap contracts ....................             703,481
    Increase (decrease) in accrued expenses ..............................................              18,101
    Net (increase) decrease in unrealized appreciation (depreciation) on investment
     securities ..........................................................................          19,103,149
    Net (increase) decrease in unrealized appreciation (depreciation) on futures and
     options .............................................................................          (4,387,032)
    Net (increase) decrease in unrealized appreciation (depreciation) on swap
     and swaption contracts ..............................................................             129,301
    Net realized (gain) loss on investment securities ....................................          (1,483,748)
                                                                                              ----------------
    Net realized (gain) loss on futures and options ......................................            (466,998)
    Net realized (gain) loss on swap and swaption contracts ..............................          (1,253,961)
                                                                                              ----------------
 Net cash provided by (used for) operating activities ....................................         147,834,406
                                                                                              ----------------
Cash flows from financing activities:
    Net borrowing (repayment) of reverse repurchase agreements and other
     short term borrowings ...............................................................         (90,774,634)
    Proceeds from units sold .............................................................          53,508,712
    Payments on units redeemed ...........................................................         (96,372,150)
    Cash distributions paid ..............................................................         (14,196,334)
                                                                                              ----------------
 Net cash provided by (used for) financing activities ....................................        (147,834,406)
                                                                                              ----------------
Net increase (decrease) in cash ..........................................................                   -
                                                                                              ----------------
Cash:
 Beginning balance .......................................................................                   -
                                                                                              ----------------
 Ending balance ..........................................................................    $              -
                                                                                              ================
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions (non-cash financing activity) ................    $      4,044,734
Cash paid during the period for interest .................................................    $         (2,014)

                                      109

                                BLACKROCK FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                        ENHANCED
                                                                         INCOME
                                                                        PORTFOLIO
                                                           -----------------------------------
                                                                FOR THE
                                                              SIX MONTHS
                                                                 ENDED
                                                                3/31/05       FOR THE PERIOD
                                                              (UNAUDITED)     3/4/04-9/30/041
                                                           ---------------- ------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................  $    774,319       $   335,513
  Net realized gain (loss) on investments, futures,
   options, swap and swaption contracts and foreign
   currency related transactions .........................        25,517          (219,169)
  Net unrealized appreciation/depreciation on
   investments, futures, options, swap and swaption
   contracts and foreign currency related
   transactions ..........................................      (346,101)          (30,863)
                                                            ------------       ------------
  Net increase (decrease) in net assets resulting from
   operations ............................................       453,735            85,481
                                                            ------------       ------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class ........................................      (251,608)         (213,539)
  Institutional Class ....................................      (522,567)         (153,489)
  Service Class ..........................................          (144)                 (2)
  Investor A Class .......................................             -                  (1)
  Investor B Class .......................................             -                 -
  Investor C Class .......................................             -                 -
                                                            ------------       -------------
  Total distributions from net investment income .........      (774,319)         (367,031)
                                                            ------------       -------------
 Net realized gains:
  BlackRock Class ........................................             -                 -
  Institutional Class ....................................             -                 -
  Service Class ..........................................             -                 -
  Investor A Class .......................................             -                 -
  Investor B Class .......................................             -                 -
  Investor C Class .......................................             -                 -
                                                            ------------       -------------
  Total distributions from net realized gains ............             -                 -
                                                            ------------       -------------
  Total distributions to shareholders ....................      (774,319)         (367,031)
                                                            ------------       -------------
Capital share transactions ...............................    15,972,390        54,925,695
                                                            ------------       -------------
Redemption fees ..........................................             -                 -
                                                            ------------       -------------
  Total increase (decrease) in net assets ................    15,651,806        54,644,145
Net assets:
  Beginning of period ....................................    54,644,145                 -
                                                            ------------       -------------
  End of period ..........................................  $ 70,295,951       $ 54,644,145
                                                            ============       =============
  End of period undistributed net investment income
   (distributions in excess of net investment
   income) ...............................................  $    (12,453)      $   (12,452)

                                                                                                     INTERMEDIATE
                                                                        LOW DURATION                  GOVERNMENT
                                                                       BOND PORTFOLIO               BOND PORTFOLIO
                                                           --------------------------------------- -----------------
                                                                 FOR THE                                FOR THE
                                                                SIX MONTHS                             SIX MONTHS
                                                                  ENDED              FOR THE             ENDED
                                                                 3/31/05            YEAR ENDED          3/31/05
                                                               (UNAUDITED)           9/30/04          (UNAUDITED)
                                                           ------------------- ------------------- -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................  $    25,766,905     $    36,962,711     $   7,691,559
  Net realized gain (loss) on investments, futures,
   options, swap and swaption contracts and foreign
   currency related transactions .........................       (1,447,585)        (10,723,689)        2,306,882
  Net unrealized appreciation/depreciation on
   investments, futures, options, swap and swaption
   contracts and foreign currency related
   transactions ..........................................      (19,856,477)        (10,258,210)       (8,101,341)
                                                            ---------------     ---------------     -------------
  Net increase (decrease) in net assets resulting from
   operations ............................................        4,462,843          15,980,812         1,897,100
                                                            ---------------     ---------------     -------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class ........................................      (10,193,580)        (16,101,779)                -
  Institutional Class ....................................       (6,140,763)         (9,546,236)       (3,739,058)
  Service Class ..........................................       (4,359,517)         (4,914,169)          (18,699)
  Investor A Class .......................................       (1,012,126)         (1,638,667)       (2,455,574)
  Investor B Class .......................................         (503,486)           (667,531)         (415,977)
  Investor C Class .......................................         (887,970)         (1,422,382)         (175,349)
                                                            ---------------     ---------------     -------------
  Total distributions from net investment income .........      (23,097,442)        (34,290,764)       (6,804,657)
                                                            ---------------     ---------------     -------------
 Net realized gains:
  BlackRock Class ........................................                -          (3,237,280)                -
  Institutional Class ....................................                -          (2,090,517)       (1,106,478)
  Service Class ..........................................                -          (1,158,715)           (6,048)
  Investor A Class .......................................                -            (463,589)         (183,301)
  Investor B Class .......................................                -            (352,109)          (47,030)
  Investor C Class .......................................                -            (776,700)          (55,783)
                                                            ---------------     ---------------     -------------
  Total distributions from net realized gains ............                -          (8,078,910)       (1,398,640)
                                                            ---------------     ---------------     -------------
  Total distributions to shareholders ....................      (23,097,442)        (42,369,674)       (8,203,297)
                                                            ---------------     ---------------     -------------
Capital share transactions ...............................     (128,738,244)        164,789,326       433,565,571
                                                            ---------------     ---------------     -------------
Redemption fees ..........................................            1,205                   -                 -
                                                            ---------------     ---------------     -------------
  Total increase (decrease) in net assets ................     (147,371,638)        138,400,464       427,259,374
Net assets:
  Beginning of period ....................................    1,873,827,408       1,735,426,944       305,673,659
                                                            ---------------     ---------------     -------------
  End of period ..........................................  $ 1,726,455,770     $ 1,873,827,408     $ 732,933,033
                                                            ===============     ===============     =============
  End of period undistributed net investment income
   (distributions in excess of net investment
   income) ...............................................  $     3,039,919     $       370,456     $     573,007

                                                             INTERMEDIATE
                                                               GOVERNMENT
                                                            BOND PORTFOLIO
                                                           -----------------
                                                                FOR THE
                                                               YEAR ENDED
                                                                9/30/04
                                                           -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................  $  10,699,389
  Net realized gain (loss) on investments, futures,
   options, swap and swaption contracts and foreign
   currency related transactions .........................      1,787,815
  Net unrealized appreciation/depreciation on
   investments, futures, options, swap and swaption
   contracts and foreign currency related
   transactions ..........................................     (6,798,758)
                                                            -------------
  Net increase (decrease) in net assets resulting from
   operations ............................................      5,688,446
                                                            -------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class ........................................              -
  Institutional Class ....................................     (8,451,541)
  Service Class ..........................................        (46,005)
  Investor A Class .......................................     (1,704,214)
  Investor B Class .......................................       (310,631)
  Investor C Class .......................................       (419,572)
                                                            -------------
  Total distributions from net investment income .........    (10,931,963)
                                                            -------------
 Net realized gains:
  BlackRock Class ........................................              -
  Institutional Class ....................................              -
  Service Class ..........................................              -
  Investor A Class .......................................              -
  Investor B Class .......................................              -
  Investor C Class .......................................              -
                                                            -------------
  Total distributions from net realized gains ............              -
                                                            -------------
  Total distributions to shareholders ....................    (10,931,963)
                                                            -------------
Capital share transactions ...............................     (6,172,509)
                                                            -------------
Redemption fees ..........................................              -
                                                            -------------
  Total increase (decrease) in net assets ................    (11,416,026)
Net assets:
  Beginning of period ....................................    317,089,685
                                                            -------------
  End of period ..........................................  $ 305,673,659
                                                            =============
  End of period undistributed net investment income
   (distributions in excess of net investment
   income) ...............................................  $    (313,895)

---------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      110

                                BLACKROCK FUNDS

           INTERMEDIATE                     INTERMEDIATE PLUS
          BOND PORTFOLIO                      BOND PORTFOLIO
----------------------------------- ----------------------------------
     FOR THE                            FOR THE
    SIX MONTHS                         SIX MONTHS
      ENDED            FOR THE           ENDED
     3/31/05          YEAR ENDED        3/31/05       FOR THE PERIOD
   (UNAUDITED)         9/30/04        (UNAUDITED)    8/18/04-9/30/041
----------------- ----------------- --------------- ------------------
  $  16,532,295     $  33,037,063    $    481,426      $    118,733
        981,836         7,771,479        (138,175)           14,953
    (19,247,207)      (17,841,712)       (300,103)            5,297
  -------------     -------------    ------------      ------------
     (1,733,076)       22,966,830          43,148           138,983
  -------------     -------------    ------------      ------------
     (7,733,301)      (15,750,126)       (481,390)         (121,847)
     (5,340,862)      (13,010,903)              -                 -
     (1,359,689)       (2,218,577)              -                 -
       (500,879)       (1,285,713)            (36)                -
       (146,542)         (339,078)              -                 -
       (149,943)         (363,366)              -                 -
  -------------     -------------    ------------      ------------
    (15,231,216)      (32,967,763)       (481,426)         (121,847)
  -------------     -------------    ------------      ------------
     (3,605,317)       (8,456,396)        (22,983)                -
     (2,617,586)       (8,468,244)              -                 -
       (720,929)       (1,395,950)              -                 -
       (278,111)         (910,295)              -                 -
       (106,933)         (311,883)              -                 -
       (110,018)         (351,717)              -                 -
  -------------     -------------    ------------      ------------
     (7,438,894)      (19,894,485)        (22,983)                -
  -------------     -------------    ------------      ------------
    (22,670,110)      (52,862,248)       (504,409)         (121,847)
  -------------     -------------    ------------      ------------
     (4,498,446)       69,338,781      (3,593,934)       25,979,168
  -------------     -------------    ------------      ------------
              -                 -               -                 -
  -------------     -------------    ------------      ------------
    (28,901,632)       39,443,363      (4,055,195)       25,996,304
    923,709,636       884,266,273      25,996,304                 -
  -------------     -------------    ------------      ------------
  $ 894,808,004     $ 923,709,636    $ 21,941,109      $ 25,996,304
  =============     =============    ============      ============
  $   1,736,937     $     435,858    $        156      $        157

               CORE BOND                              CORE PLUS
        TOTAL RETURN PORTFOLIO                  TOTAL RETURN PORTFOLIO
--------------------------------------- --------------------------------------
      FOR THE                                 FOR THE
     SIX MONTHS                              SIX MONTHS
       ENDED              FOR THE              ENDED              FOR THE
      3/31/05            YEAR ENDED           3/31/05           YEAR ENDED
    (UNAUDITED)           9/30/04           (UNAUDITED)           9/30/04
------------------- ------------------- ------------------- ------------------
  $    51,823,825     $    99,866,904      $  6,675,720       $ 10,331,787
       10,155,397           3,895,102         1,704,041           (912,455)
      (41,364,089)        (14,325,035)       (5,645,776)           984,328
  ---------------     ---------------      -------------      --------------
       20,615,133          89,436,971         2,733,985         10,403,660
  ---------------     ---------------      -------------      --------------
      (28,162,924)        (48,517,179)       (6,184,753)        (9,749,470)
      (11,312,780)        (33,017,672)                 (3)                (4)
       (2,552,849)         (5,040,584)             (473)              (251)
       (2,305,362)         (4,395,274)             (277)              (249)
         (706,544)         (1,743,639)           (1,212)            (1,831)
       (1,073,519)         (2,388,478)              (90)                  (3)
  ---------------     ---------------      --------------     ---------------
      (46,113,978)        (95,102,826)       (6,186,808)        (9,751,808)
  ---------------     ---------------      --------------     --------------
       (2,614,942)        (26,256,064)                -         (2,841,616)
       (1,031,692)        (22,929,791)                -                   (2)
         (256,095)         (3,469,665)                -                   (2)
         (232,258)         (2,988,709)                -                (96)
          (94,378)         (1,715,637)                -               (900)
         (143,147)         (2,208,746)                -                   (2)
  ---------------     ---------------      --------------     ---------------
       (4,372,512)        (59,568,612)                -         (2,842,618)
  ---------------     ---------------      --------------     --------------
      (50,486,490)       (154,671,438)       (6,186,808)       (12,594,426)
  ---------------     ---------------      --------------     --------------
       43,952,531         242,826,510        89,460,061         63,092,827
  ---------------     ---------------      --------------     --------------
                -                   1                 -                  -
  ---------------     ---------------      --------------     --------------
       14,081,174         177,592,044        86,007,238         60,902,061
    2,525,633,820       2,348,041,776       285,238,245        224,336,184
  ---------------     ---------------      --------------     --------------
  $ 2,539,714,994     $ 2,525,633,820      $ 371,245,483      $ 285,238,245
  ===============     ===============      ==============     ==============
  $     3,486,023     $    (2,223,824)     $    717,472       $    228,560

                    111

                                BLACKROCK FUNDS
                STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                       GOVERNMENT
                                                                    INCOME PORTFOLIO
                                                           -----------------------------------
                                                                FOR THE
                                                               SIX MONTHS
                                                                 ENDED            FOR THE
                                                                3/31/05          YEAR ENDED
                                                              (UNAUDITED)         9/30/04
                                                           ----------------- -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................  $   7,490,014     $   6,350,140
  Net realized gain (loss) on investments, futures,
   options, swap and swaption contracts and foreign
   currency related transactions .........................     (2,117,552)       (2,257,615)
  Net unrealized appreciation/depreciation on
   investments, futures, options, swap and swaption
   contracts and foreign currency related
   transactions ..........................................     (7,642,666)        1,061,473
                                                            -------------     -------------
  Net increase (decrease) in net assets resulting from
   operations ............................................     (2,270,204)        5,153,998
                                                            -------------     -------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class ........................................       (279,289)         (186,632)
  Institutional Class ....................................              -                 -
  Service Class ..........................................     (3,938,293)                -
  Investor A Class .......................................     (3,487,922)       (3,390,674)
  Investor B Class .......................................       (860,325)       (1,246,261)
  Investor C Class .......................................       (524,842)         (688,847)
                                                            -------------     -------------
  Total distributions from net investment income .........     (9,090,671)       (5,512,414)
                                                            -------------     -------------
 Net realized gains:
  BlackRock Class ........................................              -               (40)
  Institutional Class ....................................              -                 -
  Service Class ..........................................              -                 -
  Investor A Class .......................................              -        (1,252,750)
  Investor B Class .......................................              -          (740,622)
  Investor C Class .......................................              -          (407,937)
                                                            -------------     -------------
  Total distributions from net realized gains ............              -        (2,401,349)
                                                            -------------     -------------
  Total distributions to shareholders ....................     (9,090,671)       (7,913,763)
                                                            -------------     -------------
Capital share transactions ...............................    252,815,115        40,817,268
                                                            -------------     -------------
Redemption fees ..........................................              -                 -
                                                            -------------     -------------
  Total increase (decrease) in net assets ................    241,454,240        38,057,503
Net assets:
  Beginning of period ....................................    208,052,043       169,994,540
                                                            -------------     -------------
  End of period ..........................................  $ 449,506,283     $ 208,052,043
                                                            =============     =============
  End of period undistributed net investment income
   (distributions in excess of net investment
   income) ...............................................  $    (578,569)    $   1,022,088

                                                                    INFLATION PROTECTED                GNMA
                                                                      BOND PORTFOLIO                 PORTFOLIO
                                                           ------------------------------------- -----------------
                                                                 FOR THE                              FOR THE
                                                               SIX MONTHS                            SIX MONTHS
                                                                  ENDED                                ENDED
                                                                 3/31/05        FOR THE PERIOD        3/31/05
                                                               (UNAUDITED)     6/28/04-9/30/041     (UNAUDITED)
                                                           ------------------ ------------------ -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................    $   346,326        $    226,154     $   4,975,514
  Net realized gain (loss) on investments, futures,
   options, swap and swaption contracts and foreign
   currency related transactions .........................        349,681             230,428           266,335
  Net unrealized appreciation/depreciation on
   investments, futures, options, swap and swaption
   contracts and foreign currency related
   transactions ..........................................       (124,274)            551,836        (3,674,154)
                                                              ------------       ------------     -------------
  Net increase (decrease) in net assets resulting from
   operations ............................................        571,733           1,008,418         1,567,695
                                                              ------------       ------------     -------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class ........................................       (563,209)           (244,948)         (228,658)
  Institutional Class ....................................        (41,310)                  -        (2,846,887)
  Service Class ..........................................              -                   -           (72,932)
  Investor A Class .......................................        (24,291)               (116)         (318,555)
  Investor B Class .......................................         (3,519)                (29)         (377,986)
  Investor C Class .......................................         (6,690)                  -          (550,656)
                                                              ------------       ------------     -------------
  Total distributions from net investment income .........       (639,019)           (245,093)       (4,395,674)
                                                              ------------       ------------     -------------
 Net realized gains:
  BlackRock Class ........................................       (245,658)                  -                 -
  Institutional Class ....................................        (16,405)                  -                 -
  Service Class ..........................................               (1)                -                 -
  Investor A Class .......................................         (8,360)                  -                 -
  Investor B Class .......................................         (1,956)                  -                 -
  Investor C Class .......................................         (3,694)                  -                 -
                                                              -------------      ------------     -------------
  Total distributions from net realized gains ............       (276,074)                  -                 -
                                                              -------------      ------------     -------------
  Total distributions to shareholders ....................       (915,093)           (245,093)       (4,395,674)
                                                              -------------      ------------     -------------
Capital share transactions ...............................     15,105,213          20,160,373       (22,564,396)
                                                              -------------      ------------     -------------
Redemption fees ..........................................              -                   -                 -
                                                              -------------      ------------     -------------
  Total increase (decrease) in net assets ................     14,761,853          20,923,698       (25,392,375)
Net assets:
  Beginning of period ....................................     20,923,698                   -       247,561,205
                                                              -------------      ------------     -------------
  End of period ..........................................    $ 35,685,551       $ 20,923,698     $ 222,168,830
                                                              =============      ============     =============
  End of period undistributed net investment income
   (distributions in excess of net investment
   income) ...............................................    $  (241,376)       $     51,317     $     254,825

                                                                 GNMA
                                                               PORTFOLIO
                                                           -----------------
                                                                FOR THE
                                                               YEAR ENDED
                                                                9/30/04
                                                           -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................  $  12,573,800
  Net realized gain (loss) on investments, futures,
   options, swap and swaption contracts and foreign
   currency related transactions .........................        107,676
  Net unrealized appreciation/depreciation on
   investments, futures, options, swap and swaption
   contracts and foreign currency related
   transactions ..........................................     (2,663,323)
                                                            -------------
  Net increase (decrease) in net assets resulting from
   operations ............................................     10,018,153
                                                            -------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class ........................................     (1,338,791)
  Institutional Class ....................................     (8,673,330)
  Service Class ..........................................        (93,657)
  Investor A Class .......................................       (947,977)
  Investor B Class .......................................     (1,270,170)
  Investor C Class .......................................     (1,985,772)
                                                            -------------
  Total distributions from net investment income .........    (14,309,697)
                                                            -------------
 Net realized gains:
  BlackRock Class ........................................              -
  Institutional Class ....................................              -
  Service Class ..........................................              -
  Investor A Class .......................................              -
  Investor B Class .......................................              -
  Investor C Class .......................................              -
                                                            -------------
  Total distributions from net realized gains ............              -
                                                            -------------
  Total distributions to shareholders ....................    (14,309,697)
                                                            -------------
Capital share transactions ...............................    (84,565,804)
                                                            -------------
Redemption fees ..........................................             15
                                                            -------------
  Total increase (decrease) in net assets ................    (88,857,333)
Net assets:
  Beginning of period ....................................    336,418,538
                                                            -------------
  End of period ..........................................  $ 247,561,205
                                                            =============
  End of period undistributed net investment income
   (distributions in excess of net investment
   income) ...............................................  $    (325,015)

---------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      112

                                BLACKROCK FUNDS

               MANAGED                             INTERNATIONAL                            HIGH YIELD
          INCOME PORTFOLIO                         BOND PORTFOLIO                         BOND PORTFOLIO
-------------------------------------   ------------------------------------   -------------------------------------
     FOR THE                                 FOR THE                                FOR THE
    SIX MONTHS                              SIX MONTHS                             SIX MONTHS
      ENDED              FOR THE              ENDED              FOR THE             ENDED              FOR THE
     3/31/05            YEAR ENDED           3/31/05           YEAR ENDED           3/31/05            YEAR ENDED
   (UNAUDITED)           9/30/04           (UNAUDITED)           9/30/04          (UNAUDITED)           9/30/04
-----------------   -----------------   -----------------   ----------------   -----------------   -----------------
  $  17,293,263      $   38,800,743       $   6,948,921      $   7,189,923       $  27,975,574       $  44,111,805
      3,204,706             196,121          26,685,906         10,996,047          22,699,265          33,594,357
    (14,845,417)        (11,092,359)         (7,382,018)           (64,501)        (27,243,248)         (6,063,310)
  -------------      --------------       -------------      -------------       -------------       -------------
      5,652,552          27,904,505          26,252,809         18,121,469          23,431,591          71,642,852
  -------------      --------------       -------------      -------------       -------------       -------------
              -                   -          (1,810,394)          (423,849)         (4,793,126)         (6,682,859)
    (13,179,990)        (33,874,661)         (6,595,358)        (4,289,402)         (5,832,929)        (12,247,677)
     (1,468,671)         (3,677,325)         (2,535,157)        (2,578,046)         (4,317,006)         (7,116,452)
       (651,125)         (1,797,350)         (4,219,848)        (3,713,909)         (5,268,853)         (4,942,313)
       (130,568)           (330,340)           (451,566)          (425,800)         (3,146,307)         (6,367,995)
        (16,679)            (27,287)         (1,074,741)          (787,077)         (1,881,390)         (4,444,804)
  -------------      --------------       -------------      -------------       -------------       -------------
    (15,447,033)        (39,706,963)        (16,687,064)       (12,218,083)        (25,239,611)        (41,802,100)
  -------------      --------------       -------------      -------------       -------------       -------------
              -                   -             (31,979)                 -          (2,217,477)                  -
     (2,338,691)        (20,585,568)           (111,687)                 -          (2,744,299)                  -
       (263,605)         (2,347,707)            (45,846)                 -          (2,126,281)                  -
       (128,734)         (1,248,261)            (76,674)                 -          (1,216,391)                  -
        (32,026)           (267,625)             (9,510)                 -          (1,516,927)                  -
         (4,139)            (19,166)            (22,658)                 -            (990,873)                  -
  -------------      --------------       -------------      -------------       -------------       -------------
     (2,767,195)        (24,468,327)           (298,354)                 -         (10,812,248)                  -
  -------------      --------------       -------------      -------------       -------------       -------------
    (18,214,228)        (64,175,290)        (16,985,418)       (12,218,083)        (36,051,859)        (41,802,100)
  -------------      --------------       -------------      -------------       -------------       -------------
    (40,454,015)       (157,771,373)        362,875,593        201,930,564         287,192,464          22,209,066
  -------------      --------------       -------------      -------------       -------------       -------------
              -                   -              12,885             47,581               5,278              56,693
  -------------      --------------       -------------      -------------       -------------       -------------
    (53,015,691)       (194,042,158)        372,155,869        207,881,531         274,577,474          52,106,511
    769,804,418         963,846,576         426,188,789        218,307,258         628,177,740         576,071,229
  -------------      --------------       -------------      -------------       -------------       -------------
  $ 716,788,727      $  769,804,418       $ 798,344,658      $ 426,188,789       $ 902,755,214       $ 628,177,740
  =============      ==============       =============      =============       =============       =============
  $   2,131,116      $      284,886       $  (6,791,846)     $   2,946,297       $   1,528,247       $  (1,207,716)

                                      113

                                BLACKROCK FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      NET                        NET GAIN                                          NET
                                     ASSET                      (LOSS) ON       DISTRIBUTIONS   DISTRIBUTIONS     ASSET
                                     VALUE         NET         INVESTMENTS         FROM NET        FROM NET       VALUE
                                   BEGINNING   INVESTMENT     (BOTH REALIZED      INVESTMENT       REALIZED       END OF
                                   OF PERIOD    INCOME14    AND UNREALIZED)14      INCOME6          GAINS         PERIOD
                                  =========== ============ =================== =============== =============== ===========
     --------------
     Enhanced Income Portfolio
     --------------
     BlackRock Class
     10/01/04 through 3/31/0515    $   9.94     $   0.13       $   (0.04)        $   (0.13)        $     -      $   9.90
     3/04/041 through 9/30/04         10.00         0.117        (0.05)          (0.12)              -          9.94
     Institutional Class
     10/01/04 through 3/31/0515    $   9.94     $   0.12       $   (0.05)        $   (0.12)        $     -      $   9.89
     3/19/041 through 9/30/04         10.00         0.097        (0.05)          (0.10)              -          9.94
     Service Class
     10/01/04 through 3/31/0515    $   9.86     $   0.12       $   (0.05)        $   (0.12)        $     -      $   9.81
     3/19/041 through 9/30/04         10.00         0.147        (0.08)          (0.20)              -          9.86
     Investor A Class
     10/01/04 through 3/31/0515    $   9.93     $   0.10       $   (0.05)        $    0.10         $     -      $   9.88
     3/19/041 through 9/30/04         10.00         0.067        (0.07)          (0.06)              -          9.93
     ---------------
     Low Duration Bond Portfolio
     ---------------
     BlackRock Class
     10/01/04 through 3/31/0515    $  10.09     $   0.16       $   (0.13)        $   (0.14)        $     -      $   9.98
     9/30/04                          10.23         0.237        (0.11)          (0.21)          (0.04)        10.09
     9/30/03                          10.25         0.30            0.01           (0.32)          (0.01)        10.23
     9/30/02                          10.20         0.42            0.13           (0.45)          (0.05)        10.25
     9/30/01                           9.81         0.57            0.42           (0.60)              -         10.20
     9/30/00                           9.82         0.61         (0.01)          (0.61)              -          9.81
     Institutional Class
     10/01/04 through 3/31/0515    $  10.09     $   0.16       $   (0.12)        $   (0.14)        $     -      $   9.99
     9/30/04                          10.23         0.217        (0.11)          (0.20)          (0.04)        10.09
     9/30/03                          10.25         0.26            0.03           (0.30)          (0.01)        10.23
     9/30/02                          10.21         0.41            0.12           (0.44)          (0.05)        10.25
     9/30/01                           9.82         0.56            0.41           (0.58)              -         10.21
     9/30/00                           9.82         0.61         (0.01)          (0.60)              -          9.82
     Service Class
     10/01/04 through 3/31/0515    $  10.09     $   0.21       $   (0.19)        $   (0.12)        $     -      $   9.99
     9/30/04                          10.23         0.197        (0.12)          (0.17)          (0.04)        10.09
     9/30/03                          10.25         0.24            0.02           (0.27)          (0.01)        10.23
     9/30/02                          10.21         0.38            0.12           (0.41)          (0.05)        10.25
     9/30/01                           9.82         0.53            0.41           (0.55)              -         10.21
     9/30/00                           9.82         0.57               -           (0.57)              -          9.82
     Investor A Class
     10/01/04 through 3/31/0515    $  10.10     $   0.14       $   (0.13)        $   (0.12)        $     -      $   9.99
     9/30/04                          10.24         0.187        (0.12)          (0.16)          (0.04)        10.10
     9/30/03                          10.26         0.21            0.04           (0.26)          (0.01)        10.24
     9/30/02                          10.21         0.36            0.13           (0.39)          (0.05)        10.26
     9/30/01                           9.82         0.52            0.41           (0.54)              -         10.21
     9/30/00                           9.82         0.55               -           (0.55)              -          9.82
     Investor B Class
     10/01/04 through 3/31/0515    $  10.09     $   0.10       $   (0.12)        $   (0.08)        $     -      $   9.99
     9/30/04                          10.23         0.107        (0.11)          (0.09)          (0.04)        10.09
     9/30/03                          10.25         0.15            0.03           (0.19)          (0.01)        10.23
     9/30/02                          10.21         0.29            0.12           (0.32)          (0.05)        10.25
     9/30/01                           9.82         0.44            0.41           (0.46)              -         10.21
     9/30/00                           9.82         0.48               -           (0.48)              -          9.82
     Investor C Class
     10/01/04 through 3/31/0515    $  10.09     $   0.10       $   (0.13)        $   (0.08)        $     -      $   9.98
     9/30/04                          10.23         0.107        (0.11)          (0.09)          (0.04)        10.09
     9/30/03                          10.25         0.15            0.03           (0.19)          (0.01)        10.23
     9/30/02                          10.21         0.30            0.11           (0.32)          (0.05)        10.25
     9/30/01                           9.82         0.44            0.41           (0.46)              -         10.21
     9/30/00                           9.82         0.48               -           (0.48)              -          9.82

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      114

                                BLACKROCK FUNDS

                                                      RATIO OF NET                                       RATIO OF NET
                                                      EXPENSES TO   RATIO OF TOTAL                        INVESTMENT
                              NET                     AVERAGE NET      EXPENSES                             INCOME
                             ASSETS    RATIO OF NET      ASSETS       TO AVERAGE        RATIO OF NET      TO AVERAGE
                             END OF     EXPENSES TO    (EXCLUDING     NET ASSETS     INVESTMENT INCOME    NET ASSETS    PORTFOLIO
          TOTAL              PERIOD     AVERAGE NET     INTEREST      (EXCLUDING       TO AVERAGE NET     (EXCLUDING    TURNOVER
          RETURN             (000)        ASSETS        EXPENSE)       WAIVERS)           ASSETS14        WAIVERS)14      RATE
========================= =========== ============== ============= ================ =================== ============== ==========
        0.88%         $  29,989        0.30%2        0.30%2          0.72%2            2.57%2            2.15%2        65%
        0.58                  18,677       0.172         0.172           0.472             1.072             0.782         208

        0.72%         $  40,258        0.40%2        0.40%2          0.83%2            2.46%2            2.03%2        65%
        0.40                  35,967       0.212         0.212           0.512             0.932             0.632         208
        0.68%         $      49        0.70%2        0.70%2          1.08%2            2.16%2            1.78%2        65%
        0.61                       -       0.502         0.502           1.052             1.452             0.902         208

            0.48%3         $       -        0.70%2        0.70%2          1.18%2            2.16%2            1.68%2        65%
           (0.12)3                 -       (0.10)2       (0.10)2         (0.10)2           0.562             0.572         208
            0.33%8         $ 704,586        0.40%2        0.40%2          0.67%2            3.13%2            2.86%2        77%
        1.18                 772,355       0.40          0.40            0.65              2.25              1.99          216
        2.98                 625,363       0.40          0.40            0.67              2.31              2.04          195
        5.58                 281,844       0.40          0.40            0.79              3.86              3.47          195
       10.38                 114,205       0.99          0.40            1.28              5.78              5.48          168
        6.35                  86,868       2.25          0.40            2.66              6.30              5.89          182

            0.35%8         $ 422,891        0.55%2        0.55%2          0.80%2            2.98%2            2.73%2        77%
        1.03                 477,622       0.55          0.55            0.78              2.09              1.86          216
        2.82                 477,420       0.55          0.55            0.80              2.28              2.03          195
        5.32                 298,698       0.55          0.55            0.81              3.76              3.50          195
       10.21                 135,243       1.24          0.55            1.52              5.64              5.36          168
        6.29                 126,818       2.43          0.55            2.71              6.16              5.88          182
            0.22%8         $ 372,209        0.81%2        0.81%2          1.05%2            2.73%2            2.49%2        77%
        0.73                 345,733       0.84          0.84            1.07              1.83              1.60          216
        2.52                 248,426       0.85          0.85            1.10              1.94              1.69          195
        5.01                 120,857       0.85          0.85            1.11              3.40              3.15          195
        9.88                  42,909       1.41          0.85            1.68              5.25              4.97          168
        5.98                  19,745       2.77          0.85            3.05              5.86              5.58          182

            0.12%3,8       $  81,716        0.81%2        0.81%2          1.15%2            2.72%2            2.38%2        77%
        0.693                 87,317       0.88          0.88            1.27              1.74              1.35          216
        2.473                102,047       0.90          0.90            1.20              1.91              1.61          195
        4.933                 69,211       1.02          1.02            1.27              3.18              2.93          195
        9.703                 12,808       1.43          1.00            1.70              4.91              4.64          168
        5.803                  2,512       2.94          1.02            3.22              5.69              5.41          182
          (0.16)%4,8      $  54,745        1.56%2        1.56%2          1.80%2            1.97%2            1.73%2        77%
          (0.06)4            66,253       1.63          1.63            1.92              1.00              0.71          216
        1.704                 83,937       1.65          1.65            1.95              1.17              0.87          195
        4.054                 53,087       1.77          1.77            2.02              2.48              2.23          195
        8.894                 20,485       2.28          1.76            2.55              4.29              4.02          168
        5.014                  8,142       3.66          1.77            3.94              4.93              4.65          182

           (0.26)%4,8      $  90,308        1.57%2        1.57%2          1.81%2            1.97%2            1.74%2        77%
           (0.06)4           124,548       1.63          1.63            1.93              0.98              0.69          216
        1.704                198,234       1.65          1.65            1.95              1.16              0.86          195
        4.054                118,851       1.77          1.77            2.00              2.30              2.05          195
        8.894                  9,282       1.99          1.72            2.26              4.04              3.77          168
        5.014                    807       3.69          1.77            3.97              4.96              4.68          182

                    115

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      NET                        NET GAIN                                           NET
                                     ASSET                      (LOSS) ON       DISTRIBUTIONS   DISTRIBUTIONS      ASSET
                                     VALUE         NET         INVESTMENTS         FROM NET        FROM NET        VALUE
                                   BEGINNING   INVESTMENT     (BOTH REALIZED      INVESTMENT       REALIZED       END OF
                                   OF PERIOD    INCOME14    AND UNREALIZED)14      INCOME6          GAINS         PERIOD
                                  =========== ============ =================== =============== =============== ============
     ---------------------
     Intermediate Government Bond Portfolio
     ---------------------
     Institutional Class
     10/01/04 through 3/31/0515    $   10.45    $   0.16       $   (0.18)        $   (0.16)      $   (0.05)     $   10.22
     9/30/04                           10.63        0.387        (0.17)          (0.39)              -          10.45
     9/30/03                           10.82        0.48         (0.15)          (0.52)              -          10.63
     9/30/02                           10.55        0.55            0.26           (0.54)              -          10.82
     9/30/01                            9.91        0.61            0.63           (0.60)              -          10.55
     9/30/00                            9.89        0.61            0.01           (0.59)        (0.01)          9.91
     Service Class
     10/01/04 through 3/31/0515    $   10.44    $   0.15       $   (0.18)        $   (0.15)      $   (0.05)     $   10.21
     9/30/04                           10.62        0.357        (0.17)          (0.36)              -          10.44
     9/30/03                           10.81        0.45         (0.16)          (0.48)              -          10.62
     9/30/02                           10.55        0.52            0.25           (0.51)              -          10.81
     9/30/01                            9.91        0.58            0.63           (0.57)              -          10.55
     9/30/00                            9.89        0.58            0.01           (0.56)        (0.01)          9.91
     Investor A Class
     10/01/04 through 3/31/0515    $   10.47    $   0.14       $   (0.17)        $   (0.14)      $   (0.05)     $   10.25
     9/30/04                           10.65        0.337        (0.17)          (0.34)              -          10.47
     9/30/03                           10.84        0.44         (0.16)          (0.47)              -          10.65
     9/30/02                           10.57        0.51            0.25           (0.49)              -          10.84
     9/30/01                            9.91        0.56            0.65           (0.55)              -          10.57
     9/30/00                            9.89        0.55            0.02           (0.54)        (0.01)          9.91
     Investor B Class
     10/01/04 through 3/31/0515    $   10.45    $   0.10       $   (0.18)        $   (0.10)      $   (0.05)     $   10.22
     9/30/04                           10.62        0.257        (0.16)          (0.26)              -          10.45
     9/30/03                           10.82        0.34         (0.15)          (0.39)              -          10.62
     9/30/02                           10.55        0.43            0.25           (0.41)              -          10.82
     9/30/01                            9.91        0.49            0.63           (0.48)              -          10.55
     9/30/00                            9.89        0.48            0.02           (0.47)        (0.01)          9.91
     Investor C Class
     10/01/04 through 3/31/0515    $   10.46    $   0.10       $   (0.18)        $   (0.10)      $   (0.05)     $   10.23
     9/30/04                           10.63        0.267        (0.17)          (0.26)              -          10.46
     9/30/03                           10.83        0.34         (0.15)          (0.39)              -          10.63
     9/30/02                           10.55        0.42            0.27           (0.41)              -          10.83
     9/30/01                            9.91        0.49            0.63           (0.48)              -          10.55
     9/30/00                            9.89        0.48            0.02           (0.47)        (0.01)          9.91
     --------------
     Intermediate Bond Portfolio
     --------------
     BlackRock Class
     10/01/04 through 3/31/0515    $    9.57    $   0.17       $   (0.16)        $   (0.18)      $   (0.08)     $    9.32
     9/30/04                            9.89        0.357        (0.09)          (0.36)        (0.22)          9.57
     9/30/03                            9.81        0.49            0.13           (0.52)        (0.02)          9.89
     9/30/02                            9.72        0.55            0.18           (0.54)        (0.10)          9.81
     9/30/01                            9.13        0.57            0.61           (0.59)              -           9.72
     9/30/00                            9.10        0.58            0.03           (0.58)              -           9.13
     Institutional Class
     10/01/04 through 3/31/0515    $    9.57    $   0.16       $   (0.18)        $   (0.15)      $   (0.08)     $    9.32
     9/30/04                            9.89        0.347        (0.10)          (0.34)        (0.22)          9.57
     9/30/03                            9.81        0.47            0.14           (0.51)        (0.02)          9.89
     9/30/02                            9.71        0.54            0.19           (0.53)        (0.10)          9.81
     9/30/01                            9.13        0.57            0.59           (0.58)              -           9.71
     9/30/00                            9.10        0.58            0.02           (0.57)              -           9.13
     Service Class
     10/01/04 through 3/31/0515    $    9.57    $   0.15       $   (0.18)        $   (0.14)      $   (0.08)     $    9.32
     9/30/04                            9.89        0.317        (0.10)          (0.31)        (0.22)          9.57
     9/30/03                            9.81        0.44            0.14           (0.48)        (0.02)          9.89
     9/30/02                            9.71        0.52            0.18           (0.50)        (0.10)          9.81
     9/30/01                            9.13        0.53            0.60           (0.55)              -           9.71
     9/30/00                            9.10        0.55            0.02           (0.54)              -           9.13

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      116

                                BLACKROCK FUNDS

                                                                                                        RATIO OF NET
                                                     RATIO OF NET     RATIO OF TOTAL                     INVESTMENT
                         NET                         EXPENSES TO         EXPENSES       RATIO OF NET       INCOME
                        ASSETS     RATIO OF NET      AVERAGE NET        TO AVERAGE       INVESTMENT      TO AVERAGE
                        END OF      EXPENSES TO         ASSETS          NET ASSETS         INCOME        NET ASSETS   PORTFOLIO
       TOTAL            PERIOD      AVERAGE NET       (EXCLUDING        (EXCLUDING     TO AVERAGE NET    (EXCLUDING   TURNOVER
       RETURN           (000)         ASSETS      INTEREST EXPENSE)      WAIVERS)         ASSETS14       WAIVERS)14     RATE
=================== ============= ============== =================== ================ ================ ============= ==========
      (0.20)  %    $  235,472         0.60%2           0.60%2             0.88%2           3.46%2         3.18%2        82%
       2.01             236,212        0.60             0.60               0.84             3.62           3.38          200
       3.09             230,609        0.60             0.60               0.85             4.51           4.26          143
       7.97             281,983        0.60             0.60               0.83             5.38           5.16          183
      12.90             309,383        1.33             0.60               1.54             5.98           5.76          157
       6.54             325,510        1.02             0.60               1.23             6.17           5.96          131

        (0.35)  %    $    1,393         0.90%2           0.90%2             1.13%2           3.15%2         2.92%2        82%
       1.71               1,235        0.86             0.86               1.08             3.38           3.16          200
       2.79               1,447        0.90             0.90               1.15             4.22           3.97          143
       7.56               2,007        0.91             0.90               1.12             5.34           5.12          183
      12.56              32,336        1.56             0.90               1.78             5.66           5.44          157
       6.23              25,325        1.32             0.90               1.54             5.86           5.65          131
      (0.30)%3     $  387,308         1.00%2           1.00%2             1.28%2           2.77%2         2.49%2        82%
       1.543             43,500        1.05             1.05               1.33             3.17           2.89          200
       2.603             54,693        1.07             1.07               1.32             3.99           3.75          143
       7.463             52,507        1.08             1.07               1.30             4.83           4.61          183
      12.583             14,033        1.64             1.04               1.85             5.30           5.09          157
       6.053              9,262        1.47             1.08               1.69             5.66           5.45          131

        (0.77)%4     $   85,006         1.75%2           1.75%2             1.93%2           2.04%2         1.86%2        82%
       0.884             10,533        1.80             1.80               1.98             2.43           2.25          200
       1.754             12,312        1.82             1.82               2.06             3.22           2.97          143
       6.684              8,197        1.81             1.81               2.04             4.00           3.78          183
      11.554              3,518        2.34             1.81               2.56             4.68           4.47          157
       5.264              1,398        2.24             1.81               2.45             4.96           4.75          131
      (0.77)%4     $   23,754         1.75%2           1.75%2             1.90%2           2.24%2         2.09%2        82%
       0.884             14,194        1.80             1.80               1.98             2.45           2.27          200
       1.754             18,028        1.82             1.82               2.06             3.13           2.89          143
       6.774              7,389        1.81             1.81               2.03             3.93           3.71          183
      11.554              1,677        2.24             1.77               2.45             4.58           4.37          157
       5.264                598        2.23             1.81               2.44             4.87           4.66          131
      (0.13)  %    $  431,071         0.45%2           0.45%2             0.70%2           3.70%2         3.45%2        96%
       2.72             444,821        0.45             0.45               0.69             3.67           3.43          216
       6.56             392,112        0.45             0.45               0.69             4.92           4.68          220
       7.87             371,857        0.48             0.45               0.81             5.80           5.48          239
      13.39             524,046        0.70             0.45               0.92             6.08           5.86          250
       7.05             152,412        1.24             0.45               1.59             6.57           6.22          199

        (0.21)  %    $  315,225         0.60%2           0.60%2             0.82%2           3.55%2         3.33%2        96%
       2.57             332,460        0.60             0.60               0.81             3.53           3.32          216
       6.40             371,079        0.61             0.60               0.84             4.81           4.59          220
       7.82             378,616        0.63             0.60               0.84             5.66           5.45          239
      13.11             502,749        0.95             0.60               1.16             6.03           5.83          250
       6.89             516,538        1.43             0.60               1.65             6.42           6.20          199
      (0.34)  %    $   95,252         0.86%2           0.86%2             1.07%2           3.29%2         3.08%2        96%
       2.26              84,013        0.89             0.89               1.10             3.23           3.02          216
       6.08              56,632        0.89             0.89               1.11             4.44           4.22          220
       7.50              35,198        0.94             0.90               1.15             5.36           5.15          239
      12.77              35,351        1.21             0.90               1.41             5.70           5.49          250
       6.57              25,242        1.74             0.90               1.96             6.11           5.89          199

                    117

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           NET                        NET GAIN                                          NET
                                          ASSET                      (LOSS) ON       DISTRIBUTIONS   DISTRIBUTIONS     ASSET
                                          VALUE         NET         INVESTMENTS         FROM NET        FROM NET       VALUE
                                        BEGINNING   INVESTMENT     (BOTH REALIZED      INVESTMENT       REALIZED       END OF
                                        OF PERIOD    INCOME14    AND UNREALIZED)14      INCOME6          GAINS         PERIOD
                                       =========== ============ =================== =============== =============== ===========
     ---------------------
     Intermediate Bond Portfolio (Continued)
     ---------------------
     Investor A Class
     10/01/04 through 3/31/0515         $   9.57     $   0.16       $   (0.19)        $   (0.14)      $   (0.08)     $   9.32
     9/30/04                                9.88         0.317        (0.09)          (0.31)        (0.22)         9.57
     9/30/03                                9.81         0.43            0.14           (0.48)        (0.02)         9.88
     9/30/02                                9.71         0.49            0.19           (0.48)        (0.10)         9.81
     9/30/01                                9.12         0.52            0.61           (0.54)              -          9.71
     9/30/00                                9.10         0.53            0.02           (0.53)              -          9.12
     Investor B Class
     10/01/04 through 3/31/0515         $   9.57     $   0.13       $   (0.19)        $   (0.11)      $   (0.08)     $   9.32
     9/30/04                                9.89         0.237        (0.09)          (0.24)        (0.22)         9.57
     9/30/03                                9.81         0.36            0.14           (0.40)        (0.02)         9.89
     9/30/02                                9.72         0.43            0.17           (0.41)        (0.10)         9.81
     9/30/01                                9.13         0.45            0.61           (0.47)              -          9.72
     9/30/00                                9.10         0.47            0.02           (0.46)              -          9.13
     Investor C Class
     10/01/04 through 3/31/0515         $   9.57     $   0.13       $   (0.18)        $   (0.11)      $   (0.08)     $   9.33
     9/30/04                                9.89         0.237        (0.09)          (0.24)        (0.22)         9.57
     9/30/03                                9.82         0.35            0.14           (0.40)        (0.02)         9.89
     9/30/02                                9.72         0.42            0.19           (0.41)        (0.10)         9.82
     9/30/01                                9.14         0.45            0.60           (0.47)              -          9.72
     9/30/00                                9.10         0.46            0.04           (0.46)              -          9.14
     -----------------
     Intermediate PLUS Bond Portfolio
     -----------------
     BlackRock Class
     10/01/04 through 3/31/0515         $  10.01     $   0.18       $   (0.17)        $   (0.18)      $   (0.01)     $   9.83
     8/18/041 through 9/30/04              10.00         0.107        (0.04)          (0.05)              -         10.01
     Institutional Class
     10/01/04 through 3/31/0515         $  10.06     $   0.12       $   (0.16)        $       -       $   (0.01)     $  10.01
     8/18/041 through 9/30/04              10.00         0.067              -                 -               -         10.06
     Service Class
     10/01/04 through 3/31/0515         $  10.04     $   0.51       $   (0.14)        $       -       $   (0.01)     $  10.40
     8/18/041 through 9/30/04              10.00         0.017           0.03                 -               -         10.04
     Investor A Class
     10/01/04 through 3/31/0515         $  10.06     $   0.02       $   (0.08)        $   (0.02)      $   (0.01)     $   9.97
     8/18/041 through 9/30/04              10.00         0.067              -                 -               -         10.06
     Investor B Class
     10/01/04 through 3/31/0515         $  10.06     $   0.10       $   (0.17)        $       -       $   (0.01)     $   9.98
     8/18/041 through 9/30/04              10.00         0.067              -                 -               -         10.06
     Investor C Class
     10/01/04 through 3/31/0515         $  10.06     $   0.10       $   (0.17)        $       -       $   (0.01)     $   9.98
     8/18/041 through 9/30/04              10.00         0.067              -                 -               -         10.06
     -----------------
     Core Bond Total Return Portfolio
     -----------------
     BlackRock Class
     10/01/04 through 3/31/0515         $   9.76     $   0.20       $   (0.11)        $   (0.18)      $   (0.02)     $   9.65
     9/30/04                               10.03         0.407        (0.06)          (0.36)        (0.25)         9.76
     9/30/03                               10.02         0.45            0.16           (0.55)        (0.05)        10.03
     9/30/02                                9.98         0.54            0.20           (0.58)        (0.12)        10.02
     9/30/01                                9.36         0.58            0.62           (0.58)              -          9.98
     9/30/00                                9.31         0.61            0.05           (0.60)        (0.01)         9.36
     Institutional Class
     10/01/04 through 3/31/0515         $   9.74     $   0.21       $   (0.12)        $   (0.18)      $   (0.02)     $   9.63
     9/30/04                               10.01         0.397        (0.04)          (0.37)        (0.25)         9.74
     9/30/03                               10.00         0.44            0.16           (0.54)        (0.05)        10.01
     9/30/02                                9.98         0.53            0.18           (0.57)        (0.12)        10.00
     9/30/01                                9.36         0.57            0.62           (0.57)              -          9.98
     9/30/00                                9.31         0.60            0.05           (0.59)        (0.01)         9.36

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      118

                                BLACKROCK FUNDS

                                                 RATIO OF NET                                    RATIO OF NET
                                                 EXPENSES TO   RATIO OF TOTAL                     INVESTMENT
                        NET                      AVERAGE NET      EXPENSES       RATIO OF NET       INCOME
                      ASSETS      RATIO OF NET      ASSETS       TO AVERAGE       INVESTMENT      TO AVERAGE
                      END OF       EXPENSES TO    (EXCLUDING     NET ASSETS         INCOME        NET ASSETS    PORTFOLIO
      TOTAL           PERIOD       AVERAGE NET     INTEREST      (EXCLUDING     TO AVERAGE NET    (EXCLUDING    TURNOVER
      RETURN           (000)         ASSETS        EXPENSE)       WAIVERS)         ASSETS14       WAIVERS)14      RATE
================= ============== ============== ============= ================ ================ ============== ==========
      (0.34)%3   $    29,514         0.86%2        0.86%2          1.17%2           3.30%2          2.98%2        96%
       2.333            33,977        0.93          0.93            1.29             3.20            2.83          216
       5.923            38,547        0.94          0.94            1.21             4.46            4.19          220
       7.323            26,805        1.12          1.07            1.33             5.22            5.01          239
      12.583             7,106        1.33          1.06            1.54             5.44            5.24          250
       6.273             3,398        1.95          1.08            2.16             5.98            5.76          199

        (0.71)%4   $    11,787         1.61%2        1.61%2          1.83%2           2.55%2          2.33%2        96%
       1.464            14,106        1.68          1.68            1.94             2.45            2.18          216
       5.244            12,850        1.69          1.69            1.96             3.67            3.40          220
       6.414             6,291        1.86          1.81            2.07             4.45            4.24          239
      11.874             2,933        2.05          1.80            2.25             4.67            4.47          250
       5.604             1,071        2.66          1.82            2.87             5.19            4.97          199
      (0.61)%4   $    11,959         1.61%2        1.61%2          1.83%2           2.55%2          2.34%2        96%
       1.464            14,334        1.67          1.67            1.93             2.45            2.18          216
       5.134            13,046        1.68          1.68            1.95             3.51            3.25          220
       6.524             3,950        1.85          1.80            2.06             4.37            4.16          239
      11.744               885        2.11          1.81            2.31             4.74            4.54          250
       5.714               475        2.71          1.82            2.92             5.20            4.98          199
       0.13%    $    21,922         0.40%2        0.40%2          1.00%2           3.69%2          3.09%2       119%
       0.57             25,918        0.112         0.112           0.272            1.052           0.882         114

       0.12%    $         -         0.55%2        0.55%2          1.12%2           3.57%2          3.00%2       119%
       0.60                  -        (0.18)2       (0.18)2         (0.17)2          0.572           0.562         114
       3.68%    $         -         0.80%2        0.80%2          1.37%2           3.32%2          2.75%2       119%
       0.40                  -        0.712         0.712           1.042            0.102           0.232         114

        (0.62)%3   $        19         0.80%2        0.80%2          1.47%2           3.32%2          2.65%2       119%
       0.603                 -        (0.18)2       (0.18)2         (0.17)2          0.572           0.562         114
      (0.71)%4   $         -         1.55%2        1.55%2          2.12%2           2.57%2          2.00%2       119%
       0.604                 -        (0.18)2       (0.18)2         (0.17)2          0.572           0.562         114

        (0.71)%4   $         -         1.55%2        1.55%2          2.12%2           2.57%2          2.00%2       119%
       0.604                 -        (0.18)2       (0.18)2         (0.17)2          0.572           0.562         114
       0.92%    $ 1,554,322         0.40%2        0.40%2          0.64%2           4.21%2          3.97%2       148%
       3.83          1,400,826        0.40          0.40            0.63             4.13            3.89          360
       6.33          1,035,461        0.40          0.40            0.65             4.52            4.28         6599
       7.74            763,736        0.46          0.40            0.79             5.48            5.14          359
      13.21            530,153        0.47          0.40            0.72             6.04            5.80          304
       7.45            320,489        0.62          0.40            0.99             6.66            6.29          248

       0.85%    $   564,885         0.55%2        0.55%2          0.77%2           4.09%2          3.87%2       148%
       3.68            697,687        0.55          0.55            0.76             3.97            3.76          360
       6.19            907,864        0.55          0.55            0.78             4.44            4.21         6599
       7.36            918,935        0.60          0.55            0.82             5.36            5.14          359
      13.04          1,088,073        0.63          0.55            0.85             5.91            5.68          304
       7.29          1,051,089        0.78          0.55            1.02             6.48            6.24          248

                    119

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           NET                        NET GAIN                                          NET
                                          ASSET         NET          (LOSS) ON       DISTRIBUTIONS   DISTRIBUTIONS     ASSET
                                          VALUE     INVESTMENT      INVESTMENTS         FROM NET        FROM NET       VALUE
                                        BEGINNING     INCOME       (BOTH REALIZED      INVESTMENT       REALIZED       END OF
                                        OF PERIOD    (LOSS)14    AND UNREALIZED)14      INCOME6          GAINS         PERIOD
                                       =========== ============ =================== =============== =============== ===========
     -----------------------
     Core Bond Total Return Portfolio (Continued)
     -----------------------
     Service Class
     10/01/04 through 3/31/0515         $   9.74     $   0.18       $   (0.11)        $   (0.16)      $   (0.02)     $   9.63
     9/30/04                               10.01         0.367        (0.04)          (0.34)        (0.25)         9.74
     9/30/03                                9.99         0.42            0.16           (0.51)        (0.05)        10.01
     9/30/02                                9.98         0.52            0.15           (0.54)        (0.12)         9.99
     9/30/01                                9.36         0.54            0.62           (0.54)              -          9.98
     9/30/00                                9.31         0.57            0.05           (0.56)        (0.01)         9.36
     Investor A Class
     10/01/04 through 3/31/0515         $   9.75     $   0.18       $   (0.11)        $   (0.16)      $   (0.02)     $   9.64
     9/30/04                               10.01         0.357        (0.02)          (0.34)        (0.25)         9.75
     9/30/03                               10.00         0.40            0.16           (0.50)        (0.05)        10.01
     9/30/02                                9.99         0.47            0.18           (0.52)        (0.12)        10.00
     9/30/01                                9.36         0.53            0.62           (0.52)              -          9.99
     9/30/00                                9.31         0.55            0.05           (0.54)        (0.01)         9.36
     Investor B Class
     10/01/04 through 3/31/0515         $   9.75     $   0.18       $   (0.11)        $   (0.13)      $   (0.02)     $   9.63
     9/30/04                               10.01         0.287        (0.02)          (0.27)        (0.25)         9.75
     9/30/03                               10.00         0.33            0.16           (0.43)        (0.05)        10.01
     9/30/02                                9.98         0.41            0.18           (0.45)        (0.12)        10.00
     9/30/01                                9.35         0.46            0.62           (0.45)              -          9.98
     9/30/00                                9.31         0.48            0.04           (0.47)        (0.01)         9.35
     Investor C Class
     10/01/04 through 3/31/0515         $   9.75     $   0.15       $   (0.11)        $   (0.13)      $   (0.02)     $   9.64
     9/30/04                               10.02         0.287        (0.03)          (0.27)        (0.25)         9.75
     9/30/03                               10.01         0.33            0.16           (0.43)        (0.05)        10.02
     9/30/02                                9.99         0.42            0.17           (0.45)        (0.12)        10.01
     9/30/01                                9.35         0.46            0.63           (0.45)              -          9.99
     9/30/00                                9.31         0.47            0.05           (0.47)        (0.01)         9.35
     -----------------
     Core PLUS Total Return Portfolio
     -----------------
     BlackRock Class
     10/01/04 through 3/31/0515         $  10.34     $   0.20       $   (0.10)        $   (0.19)      $       -      $  10.25
     9/30/04                               10.46         0.387        (0.01)          (0.36)        (0.13)        10.34
     9/30/03                               10.31         0.42            0.29           (0.50)        (0.06)        10.46
     12/07/011 through 9/30/02             10.00         0.40            0.32           (0.41)              -         10.31
     Institutional Class
     10/01/04 through 3/31/0515         $  10.28     $   0.17       $   (0.08)        $   (0.18)      $       -      $  10.19
     9/30/04                               10.46         0.287           0.02           (0.35)        (0.13)        10.28
     9/30/03                               10.31         0.40            0.29           (0.48)        (0.06)        10.46
     12/07/011 through 9/30/02             10.00         0.24            0.47           (0.40)              -         10.31
     Service Class
     10/01/04 through 3/31/0515         $  10.40     $   0.19       $   (0.11)        $   (0.17)      $       -      $  10.31
     9/30/04                               10.46         0.387           0.01           (0.32)        (0.13)        10.40
     9/30/03                               10.31         0.37            0.29           (0.45)        (0.06)        10.46
     12/07/011 through 9/30/02             10.00         0.23            0.48           (0.40)              -         10.31
     Investor A Class
     10/01/04 through 3/31/0515         $  10.35     $   0.17       $   (0.09)        $   (0.17)      $       -      $  10.26
     9/30/04                               10.46         0.337              -           (0.31)        (0.13)        10.35
     9/30/03                               10.31         0.37            0.29           (0.45)        (0.06)        10.46
     12/07/011 through 9/30/02             10.00         0.08            0.59           (0.36)              -         10.31
     Investor B Class
     10/01/04 through 3/31/0515         $  10.34     $   0.15       $   (0.10)        $   (0.13)      $       -      $  10.26
     9/30/04                               10.46         0.257              -           (0.24)        (0.13)        10.34
     9/30/03                               10.31         0.29            0.29           (0.37)        (0.06)        10.46
     12/07/011 through 9/30/02             10.00         0.43            0.21           (0.33)              -         10.31

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      120

                                BLACKROCK FUNDS

                                                                                                 RATIO OF NET
                                              RATIO OF NET     RATIO OF TOTAL                     INVESTMENT
                   NET                        EXPENSES TO         EXPENSES       RATIO OF NET       INCOME
                 ASSETS     RATIO OF NET      AVERAGE NET        TO AVERAGE       INVESTMENT      TO AVERAGE
                 END OF      EXPENSES TO         ASSETS          NET ASSETS         INCOME        NET ASSETS   PORTFOLIO
    TOTAL        PERIOD      AVERAGE NET       (EXCLUDING        (EXCLUDING     TO AVERAGE NET    (EXCLUDING   TURNOVER
    RETURN        (000)        ASSETS      INTEREST EXPENSE)      WAIVERS)         ASSETS14       WAIVERS)14     RATE
============= ============ ============== =================== ================ ================ ============= ==========
     0.72%   $ 151,855         0.81%2           0.81%2             1.02%2           3.82%2         3.61%2        148%
     3.38        152,085        0.84             0.84               1.05             3.69           3.48           360
     5.98        139,499        0.85             0.85               1.08             4.09           3.86          6599
     6.94        115,774        0.91             0.85               1.13             5.07           4.85           359
    12.71        112,748        0.91             0.85               1.13             5.56           5.34           304
     6.98         59,334        0.11             0.85               1.35             6.16           5.92           248

      0.72%3   $ 138,519         0.81%2           0.81%2             1.12%2           3.81%2         3.50%2        148%
     3.443       132,561        0.88             0.88               1.23             3.65           3.30           360
     5.813       113,190        0.90             0.90               1.25             4.01           3.66          6599
     6.753        90,460        1.08             1.02               1.30             4.89           4.67           359
    12.633        22,123        1.07             1.02               1.28             5.34           5.13           304
     5.893         6,977        1.27             1.02               1.51             5.96           5.72           248
      0.23%4   $  51,763         1.56%2           1.56%2             1.77%2           3.07%2         2.86%2        148%
     2.664        56,758        1.63             1.63               1.88             2.88           2.63           360
     5.034        70,550        1.65             1.65               2.00             3.26           2.91          6599
     6.064        56,047        1.83             1.76               2.04             4.14           3.92           359
    11.694        36,314        1.81             1.75               2.02             4.62           4.41           304
     5.894        12,189        2.04             1.77               2.28             5.23           4.99           248

      0.34%4   $  78,371         1.56%2           1.56%2             1.77%2           3.07%2         2.86%2        148%
     2.564        85,717        1.62             1.62               1.87             2.89           2.64           360
     5.024        81,478        1.65             1.65               2.00             3.22           2.87          6599
     6.064        47,326        1.82             1.76               2.04             4.14           3.92           359
    11.804        21,678        1.79             1.75               2.00             4.57           4.36           304
     6.004         2,911        2.07             1.77               2.31             5.17           4.93           248
     0.95%   $ 371,064         0.40%2           0.40%2             0.71%2           3.98%2         3.67%2        171%
     3.65        285,096        0.40             0.40               0.71             3.68           3.37           412
     7.00        224,248        0.40             0.40               0.75             3.61           3.26       1,02110
     7.37         95,503        0.322            0.322              0.722            3.942          3.542          330

     0.88%   $       -         0.55%2           0.55%2             0.83%2           3.83%2         3.55%2        171%
     2.91              -        1.12             0.97               1.34             2.73           2.52           412
     6.84              -        0.55             0.55               0.90             3.47           3.12       1,02110
     7.21              -        0.522            0.522              0.932            3.802          3.382          330

     0.74%   $      29         0.80%2           0.80%2             1.08%2           3.58%2         3.30%2        171%
     3.78             29        0.78             0.78               1.07             3.74           3.45           412
     6.53              -        0.85             0.85               1.20             3.17           2.82       1,02110
     7.22              -        0.822            0.822              1.232            3.502          3.082          330

      0.74%3   $      26         0.78%2           0.78%2             1.16%2           3.49%2         3.11%2        171%
     3.253             9        0.86             0.86               1.28             3.21           2.79           412
     6.473             8        0.90             0.90               1.25             3.12           2.77       1,02110
     6.883             2        0.992            0.992              1.402            3.332          2.912          330

      0.36%4   $      99         1.56%2           1.56%2             1.84%2           2.71%2         2.43%2        171%
     2.384           103        1.63             1.63               1.97             2.46           2.12           412
     5.684            80        1.65             1.65               2.00             2.36           2.01       1,02110
     6.464             -        1.742            1.742              2.152            2.582          2.162          330

                    121

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       NET                        NET GAIN
                                      ASSET         NET          (LOSS) ON
                                      VALUE     INVESTMENT      INVESTMENTS
                                    BEGINNING     INCOME       (BOTH REALIZED
                                    OF PERIOD    (LOSS)14    AND UNREALIZED)14
                                   =========== ============ ===================
     ------------------------
     Core PLUS Total Return Portfolio (Continued)
     ------------------------
     Investor C Class
     10/01/04 through 3/31/0515     $   10.33    $  0.12        $   (0.07)
     9/30/04                            10.46      0.277          (0.03)
     9/30/03                            10.31      0.29              0.29
     12/07/011 through 9/30/02          10.00      0.43              0.21
     ---------------
     Government Income Portfolio
     ---------------
     BlackRock Class
     10/01/04 through 3/31/0515     $   11.18    $  0.24        $   (0.23)
     9/30/04                            11.34      0.477          (0.05)
     2/10/031 through 9/30/03           11.27      0.607          (0.19)
     Service Class
     10/27/041 through 3/31/0515    $   11.21    $  0.14        $   (0.21)
     Investor A Class
     10/01/04 through 3/31/0515     $   11.18    $  0.21        $   (0.22)
     9/30/04                            11.33      0.407          (0.04)
     9/30/03                            11.40      0.347             0.14
     9/30/02                            10.99      0.457             0.74
     9/30/01                            10.03      0.56              0.94
     9/30/00                             9.92      0.56              0.13
     Investor B Class
     10/01/04 through 3/31/0515     $   11.18    $  0.18        $   (0.23)
     9/30/04                            11.33      0.317          (0.03)
     9/30/03                            11.40      0.307             0.10
     9/30/02                            10.98      0.397             0.73
     9/30/01                            10.03      0.48              0.93
     9/30/00                             9.92      0.49              0.13
     Investor C Class
     10/01/04 through 3/31/0515     $   11.16    $  0.18        $   (0.23)
     9/30/04                            11.31      0.317          (0.03)
     9/30/03                            11.38      0.307             0.10
     9/30/02                            10.97      0.367             0.75
     9/30/01                            10.02      0.47              0.94
     9/30/00                             9.92      0.49              0.12
     -----------------
     Inflation Protected Bond Portfolio
     -----------------
     BlackRock Class
     10/01/04 through 3/31/0515     $   10.38    $  0.13        $    0.12
     6/28/041 through 9/30/04           10.00      0.127             0.38
     Institutional Class
     10/01/04 through 3/31/0515     $   10.54    $  0.14        $    0.11
     6/28/041 through 9/30/04           10.00      0.167             0.38
     Service Class
     10/01/04 through 3/31/0515     $   10.39    $  0.03        $    0.22
     6/28/041 through 9/30/04           10.00     (0.02)7           0.41
     Investor A Class
     10/01/04 through 3/31/0515     $   10.50    $  0.16        $    0.07
     6/28/041 through 9/30/04           10.00      0.017             0.51
     Investor B Class
     10/01/04 through 3/31/0515     $   10.51    $  0.13        $    0.07
     6/28/041 through 9/30/04           10.00     (0.01)7           0.53
     Investor C Class
     10/01/04 through 3/31/0515     $   10.55    $  0.13        $    0.07
     6/28/041 through 9/30/04           10.00     (0.01)7           0.56

                                                                                        NET
                                    DISTRIBUTIONS                   DISTRIBUTIONS      ASSET
                                       FROM NET     DISTRIBUTIONS      FROM NET        VALUE
                                      INVESTMENT         FROM          REALIZED       END OF
                                       INCOME6         CAPITAL          GAINS         PERIOD
                                   =============== =============== =============== ============
     ------------------------
     Core PLUS Total Return
Portfolio (Continued)
     ------------------------
     Investor C Class
     10/01/04 through 3/31/0515      $   (0.13)       $      -        $      -      $   10.25
     9/30/04                           (0.24)              -         (0.13)         10.33
     9/30/03                           (0.37)              -         (0.06)         10.46
     12/07/011 through 9/30/02         (0.33)              -               -          10.31
     ---------------
     Government Income Portfolio
     ---------------
     BlackRock Class
     10/01/04 through 3/31/0515      $   (0.28)       $      -        $      -      $   10.91
     9/30/04                           (0.42)              -         (0.16)         11.18
     2/10/031 through 9/30/03          (0.34)              -               -          11.34
     Service Class
     10/27/041 through 3/31/0515     $   (0.24)       $      -        $      -      $   10.90
     Investor A Class
     10/01/04 through 3/31/0515      $   (0.26)       $      -        $      -      $   10.91
     9/30/04                           (0.36)              -         (0.16)         11.18
     9/30/03                           (0.46)              -         (0.09)         11.33
     9/30/02                           (0.51)              -         (0.27)         11.40
     9/30/01                           (0.54)              -               -          10.99
     9/30/00                           (0.54)          (0.04)              -          10.03
     Investor B Class
     10/01/04 through 3/31/0515      $   (0.22)       $      -        $      -      $   10.91
     9/30/04                           (0.27)              -         (0.16)         11.18
     9/30/03                           (0.38)              -         (0.09)         11.33
     9/30/02                           (0.43)              -         (0.27)         11.40
     9/30/01                           (0.46)              -               -          10.98
     9/30/00                           (0.47)          (0.04)              -          10.03
     Investor C Class
     10/01/04 through 3/31/0515      $   (0.22)       $      -        $      -      $   10.89
     9/30/04                           (0.27)              -         (0.16)         11.16
     9/30/03                           (0.38)              -         (0.09)         11.31
     9/30/02                           (0.43)              -         (0.27)         11.38
     9/30/01                           (0.46)              -               -          10.97
     9/30/00                           (0.47)          (0.04)              -          10.02
     -----------------
     Inflation Protected Bond
Portfolio
     -----------------
     BlackRock Class
     10/01/04 through 3/31/0515      $   (0.24)       $      -       $   (0.10)     $   10.29
     6/28/041 through 9/30/04          (0.12)              -               -          10.38
     Institutional Class
     10/01/04 through 3/31/0515      $   (0.22)       $      -       $   (0.10)     $   10.47
     6/28/041 through 9/30/04                -               -               -          10.54
     Service Class
     10/01/04 through 3/31/0515      $   (0.02)       $      -       $   (0.10)     $   10.52
     6/28/041 through 9/30/04                -               -               -          10.39
     Investor A Class
     10/01/04 through 3/31/0515      $   (0.22)       $      -       $   (0.10)     $   10.41
     6/28/041 through 9/30/04          (0.02)              -               -          10.50
     Investor B Class
     10/01/04 through 3/31/0515      $   (0.18)       $      -       $   (0.10)     $   10.43
     6/28/041 through 9/30/04          (0.01)              -               -          10.51
     Investor C Class
     10/01/04 through 3/31/0515      $   (0.18)       $      -       $   (0.10)     $   10.47
     6/28/041 through 9/30/04                -               -               -          10.55

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      122

                                BLACKROCK FUNDS

                                                                                                   RATIO OF NET
                                                RATIO OF NET     RATIO OF TOTAL                     INVESTMENT
                     NET                        EXPENSES TO         EXPENSES       RATIO OF NET       INCOME
                    ASSETS    RATIO OF NET      AVERAGE NET        TO AVERAGE       INVESTMENT      TO AVERAGE
                    END OF     EXPENSES TO         ASSETS          NET ASSETS         INCOME        NET ASSETS   PORTFOLIO
      TOTAL         PERIOD     AVERAGE NET       (EXCLUDING        (EXCLUDING     TO AVERAGE NET    (EXCLUDING   TURNOVER
     RETURN         (000)        ASSETS      INTEREST EXPENSE)      WAIVERS)         ASSETS14       WAIVERS)14     RATE
================ =========== ============== =================== ================ ================ ============= ==========
        0.46%4    $      27        1.49%2           1.49%2             1.76%2           2.78%2         2.51%2        171%
      2.284               -       0.07             0.07               0.20             2.67           2.54           412
      5.684               -       1.65             1.65               2.00             2.37           2.02       1,02110
      6.464               -       1.742            1.742              2.152            2.582          2.162          330
      0.11%    $  10,908        0.45%2           0.45%2             0.73%2           4.45%2         4.17%2        274%
      3.85           10,899       0.44             0.44               0.78             4.25           3.92           345
      3.68                3       0.292            0.292              0.472            2.952          2.762      1,98111

       (0.64)  %  $ 192,704        0.85%2           0.85%2             1.09%2           4.09%2         3.85%2        274%

        0.09%3    $ 177,620        0.86%2           0.86%2             1.20%2           4.04%2         3.69%2        274%
      3.343         126,332       0.98             0.98               1.38             3.63           3.23           345
      4.343          86,559       1.07             1.07               1.34             3.05           2.78       1,98111
     11.473          42,845       1.11             1.07               1.41             4.26           3.97           615
     15.363          12,040       1.31             1.06               1.60             5.25           4.96           849
      7.273           5,716       2.43             1.06               2.77             5.70           5.36           168

       (0.47)%4   $  42,088        1.61%2           1.61%2             1.86%2           3.29%2         3.05%2        274%
      2.574          44,786       1.73             1.73               2.03             2.81           2.51           345
      3.564          53,897       1.82             1.82               2.09             2.62           2.35       1,98111
     10.744          48,240       1.87             1.82               2.17             3.69           3.40           615
     14.414          29,936       2.10             1.82               2.39             4.62           4.33           849
      6.484          24,608       3.25             1.82               3.60             5.05           4.71           168

       (0.47)%4   $  26,186        1.61%2           1.61%2             1.86%2           3.30%2         3.05%2        274%
      2.574          26,036       1.73             1.73               2.03             2.81           2.51           345
      3.564          29,537       1.82             1.82               2.09             2.61           2.34       1,98111
     10.664          18,378       1.84             1.81               2.13             3.42           3.13           615
     14.424           3,589       2.04             1.80               2.33             4.50           4.21           849
      6.384           1,279       3.29             1.82               3.64             5.10           4.76           168

      2.42%    $  24,723        0.30%2           0.30%2             0.97%2           2.59%2         1.92%2        247%
      5.05           20,763       0.082            0.082              0.222            1.152          1.012           96

      2.43%    $   4,311        0.40%2           0.40%2             1.02%2           2.49%2         1.87%2        247%
      5.40                -       (0.20)2          (0.20)2            (0.14)2          1.532          1.472           96

      2.44%    $       -        0.65%2           0.65%2             1.27%2           2.24%2         1.62%2        247%
      3.90                -       0.792            0.792              1.392            (0.17)2        (0.77)2         96

        2.18%3    $   3,994        0.65%2           0.65%2             1.33%2           2.24%2         1.56%2        247%
      5.213              93       0.162            0.162              0.302            0.142          0.282           96
        1.90%4    $     882        1.41%2           1.41%2             2.02%2           1.48%2         0.87%2        247%
      5.214              61       0.382            0.382              0.512            (0.15)2        (0.27)2         96

        1.89%4    $   1,776        1.34%2           1.34%2             1.90%2           1.55%2         0.99%2        247%
      5.514               6       0.192            0.192              0.272            (0.12)2        0.202           96

                    123

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      NET                        NET GAIN                                          NET
                                     ASSET                      (LOSS) ON       DISTRIBUTIONS   DISTRIBUTIONS     ASSET
                                     VALUE         NET         INVESTMENTS         FROM NET        FROM NET       VALUE
                                   BEGINNING   INVESTMENT     (BOTH REALIZED      INVESTMENT       REALIZED       END OF
                                   OF PERIOD    INCOME14    AND UNREALIZED)14      INCOME6          GAINS         PERIOD
                                  =========== ============ =================== =============== =============== ===========
     --------
     GNMA Portfolio
     --------
     BlackRock Class
     10/01/04 through 3/31/0515    $   9.87     $   0.23       $   (0.14)        $   (0.21)       $      -      $   9.75
     9/30/04                          10.02         0.487        (0.14)          (0.49)              -          9.87
     12/19/021 through 9/30/03        10.27         0.41         (0.18)          (0.48)              -         10.02
     Institutional Class
     10/01/04 through 3/31/0515    $   9.88     $   0.22       $   (0.15)        $   (0.20)       $      -      $   9.75
     9/30/04                          10.02         0.477        (0.09)          (0.52)              -          9.88
     9/30/03                          10.23         0.48         (0.08)          (0.61)              -         10.02
     9/30/02                          10.28         0.61            0.18           (0.63)        (0.21)        10.23
     9/30/01                           9.70         0.63            0.58           (0.63)              -         10.28
     9/30/00                           9.61         0.64            0.11           (0.64)        (0.02)         9.70
     Service Class
     10/01/04 through 3/31/0515    $   9.87     $   0.20       $   (0.13)        $   (0.19)       $      -      $   9.75
     9/30/04                          10.01         0.447        (0.08)          (0.50)              -          9.87
     9/30/03                          10.23         0.50         (0.14)          (0.58)              -         10.01
     9/30/02                          10.29         0.56            0.19           (0.60)        (0.21)        10.23
     9/30/01                           9.72         0.60            0.57           (0.60)              -         10.29
     9/30/00                           9.61         0.59            0.15           (0.61)        (0.02)         9.72
     Investor A Class
     10/01/04 through 3/31/0515    $   9.92     $   0.18       $   (0.15)        $   (0.16)       $      -      $   9.79
     9/30/04                          10.06         0.437        (0.09)          (0.48)              -          9.92
     9/30/03                          10.27         0.46         (0.11)          (0.56)              -         10.06
     9/30/02                          10.32         0.54            0.20           (0.58)        (0.21)        10.27
     9/30/01                           9.71         0.58            0.61           (0.58)              -         10.32
     9/30/00                           9.61         0.57            0.14           (0.59)        (0.02)         9.71
     Investor B Class
     10/01/04 through 3/31/0515    $   9.89     $   0.17       $   (0.15)        $   (0.15)       $      -      $   9.76
     9/30/04                          10.03         0.367        (0.09)          (0.41)              -          9.89
     9/30/03                          10.24         0.38         (0.11)          (0.48)              -         10.03
     9/30/02                          10.29         0.47            0.19           (0.50)        (0.21)        10.24
     9/30/01                           9.71         0.51            0.58           (0.51)              -         10.29
     9/30/00                           9.61         0.50            0.14           (0.52)        (0.02)         9.71
     Investor C Class
     10/01/04 through 3/31/0515    $   9.88     $   0.18       $   (0.16)        $   (0.15)       $      -      $   9.75
     9/30/04                          10.01         0.367        (0.08)          (0.41)              -          9.88
     9/30/03                          10.23         0.38         (0.12)          (0.48)              -         10.01
     9/30/02                          10.27         0.45            0.22           (0.50)        (0.21)        10.23
     9/30/01                           9.68         0.51            0.59           (0.51)              -         10.27
     9/30/00                           9.61         0.52            0.09           (0.52)        (0.02)         9.68
     -------------
     Managed Income Portfolio
     -------------
     Institutional Class
     10/01/04 through 3/31/0515    $  10.41     $   0.24       $   (0.16)        $   (0.22)      $   (0.04)     $  10.23
     9/30/04                          10.80         0.477        (0.10)          (0.48)        (0.28)        10.41
     9/30/03                          10.71         0.55            0.17           (0.63)              -         10.80
     9/30/02                          10.60         0.60            0.10           (0.59)              -         10.71
     9/30/01                           9.92         0.61            0.68           (0.61)              -         10.60
     9/30/00                           9.92         0.62            0.02           (0.62)        (0.02)         9.92

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      124

                                BLACKROCK FUNDS

                                             RATIO OF NET                                    RATIO OF NET
                                             EXPENSES TO   RATIO OF TOTAL                     INVESTMENT
                     NET                     AVERAGE NET      EXPENSES       RATIO OF NET       INCOME
                   ASSETS     RATIO OF NET      ASSETS       TO AVERAGE       INVESTMENT      TO AVERAGE
                   END OF      EXPENSES TO    (EXCLUDING     NET ASSETS         INCOME        NET ASSETS    PORTFOLIO
     TOTAL         PERIOD      AVERAGE NET     INTEREST      (EXCLUDING     TO AVERAGE NET    (EXCLUDING    TURNOVER
     RETURN         (000)        ASSETS        EXPENSE)       WAIVERS)         ASSETS14       WAIVERS)14      RATE
=============== ============ ============== ============= ================ ================ ============== ==========
      0.91%    $   10,749        0.46%2        0.45%2          0.83%2           4.74%2          4.36%2        281%
     4.02            10,659       0.50          0.45            0.83             4.85            4.51           228
     2.33            59,935       0.352         0.352           0.612            3.322           3.052      1,36512

      0.73%    $  133,276        0.61%2        0.60%2          0.95%2           4.60%2          4.26%2        281%
     3.97           151,558       0.66          0.60            0.97             4.74            4.43           228
     4.00           172,358       0.64          0.60            0.95             4.89            4.58       1,36512
     8.03           183,328       0.95          0.60            1.24             5.99            5.70           401
    12.84           117,528       1.34          0.60            1.66             6.30            5.97           773
     7.58            95,108       1.49          0.60            1.84             6.66            6.30           184
      0.71%    $    8,012        0.87%2        0.86%2          1.20%2           4.07%2          3.72%2        281%
     3.67             2,271       0.94          0.89            1.25             4.45            4.13           228
     3.58             1,554       0.93          0.90            1.25             4.70            4.39       1,36512
     7.61             1,069       1.14          0.90            1.44             5.37            5.07           401
    12.38               224       1.59          0.90            1.92             5.97            5.65           773
     7.47               197       1.78          0.90            2.15             6.32            5.96           184

       0.60%3    $   16,060        0.87%2        0.86%2          1.30%2           4.34%2          3.91%2        281%
     3.503           18,080       1.05          0.99            1.46             4.34            3.93           228
     3.503           18,978       1.11          1.07            1.42             4.27            3.96       1,36512
     7.503           13,620       1.36          1.07            1.65             5.18            4.89           401
    12.743            3,672       1.81          1.07            2.13             5.77            5.45           773
     7.183            1,882       1.98          1.08            2.33             6.21            5.85           184
       0.22%4    $   23,070        1.62%2        1.61%2          1.96%2           3.59%2          3.26%2        281%
     2.744           25,439       1.80          1.74            2.11             3.62            3.31           228
     2.744           32,486       1.85          1.82            2.16             3.56            3.25       1,36512
     6.724           23,928       2.07          1.80            2.36             4.44            4.15           401
    11.484            4,936       2.53          1.77            2.83             4.67            4.36           773
     6.394              335       2.71          1.81            3.06             5.38            5.03           184

       0.23%4    $   31,002        1.63%2        1.62%2          1.96%2           3.64%2          3.30%2        281%
     2.854           39,542       1.80          1.74            2.11             3.62            3.31           228
     2.644           51,109       1.85          1.82            2.16             3.55            3.24       1,36512
     6.844           36,220       1.94          1.79            2.23             4.13            3.84           401
    11.624            1,225       2.48          1.75            2.79             4.54            4.23           773
     6.394               29       2.69          1.81            3.04             5.47            5.12           184
      0.73%    $  596,946        0.65%2        0.65%2          0.83%2           4.70%2          4.52%2        128%
     3.60           644,083       0.65          0.65            0.81             4.50            4.34           284
     6.91           810,452       0.65          0.65            0.82             5.06            4.89         61313
     6.82           924,211       0.75          0.65            0.90             5.63            5.50           290
    13.39         1,042,238       1.07          0.65            1.19             5.99            5.87           262
     6.84         1,158,375       1.30          0.65            1.41             6.43            6.32           205

                    125

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       NET                        NET GAIN
                                      ASSET                      (LOSS) ON
                                      VALUE         NET         INVESTMENTS
                                    BEGINNING   INVESTMENT     (BOTH REALIZED
                                    OF PERIOD    INCOME14    AND UNREALIZED)14
                                   =========== ============ ===================
     --------------------
     Managed Income Portfolio (Continued)
     --------------------
     Service Class
     10/01/04 through 3/31/0515     $   10.41    $   0.22       $   (0.16)
     9/30/04                            10.80        0.447        (0.10)
     9/30/03                            10.71        0.54            0.15
     9/30/02                            10.60        0.57            0.10
     9/30/01                             9.92        0.58            0.68
     9/30/00                             9.92        0.59            0.02
     Investor A Class
     10/01/04 through 3/31/0515     $   10.41    $   0.23       $   (0.17)
     9/30/04                            10.80        0.427        (0.10)
     9/30/03                            10.71        0.49            0.18
     9/30/02                            10.60        0.53            0.12
     9/30/01                             9.92        0.56            0.68
     9/30/00                             9.92        0.59            0.01
     Investor B Class
     10/01/04 through 3/31/0515     $   10.41    $   0.18       $   (0.16)
     9/30/04                            10.80        0.357        (0.11)
     9/30/03                            10.71        0.41            0.18
     9/30/02                            10.60        0.46            0.11
     9/30/01                             9.92        0.49            0.68
     9/30/00                             9.92        0.51            0.02
     Investor C Class
     10/01/04 through 3/31/0515     $   10.38    $   0.19       $   (0.16)
     9/30/04                            10.78        0.357        (0.12)
     9/30/03                            10.68        0.41            0.19
     9/30/02                            10.57        0.46            0.11
     9/30/01                             9.91        0.49            0.66
     11/22/995 through 9/30/00           9.92        0.44         (0.02)
     --------------
     International Bond Portfolio
     --------------
     BlackRock Class
     10/01/04 through 3/31/0515     $   11.41    $   0.18       $    0.61
     5/18/041 through 9/30/04           10.96        0.117           0.51
     Institutional Class
     10/01/04 through 3/31/0515     $   11.41    $   0.16       $    0.62
     9/30/04                            11.07        0.287           0.51
     9/30/03                            10.54        0.297           0.81
     9/30/02                            10.53        0.427           0.17
     9/30/01                            10.69        0.55            0.68
     9/30/00                            11.81        0.49            0.23
     Service Class
     10/01/04 through 3/31/0515     $   11.42    $   0.15       $    0.62
     9/30/04                            11.08        0.257           0.50
     9/30/03                            10.54        0.267           0.81
     9/30/02                            10.53        0.377           0.19
     9/30/01                            10.69        0.50            0.70
     9/30/00                            10.81        0.46            0.23
     Investor A Class
     10/01/04 through 3/31/0515     $   11.42    $   0.15       $    0.62
     9/30/04                            11.07        0.237           0.52
     9/30/03                            10.54        0.247           0.81
     9/30/02                            10.53        0.357           0.19
     9/30/01                            10.69        0.47            0.71
     9/30/00                            10.81        0.46            0.21

                                                                                        NET
                                    DISTRIBUTIONS                   DISTRIBUTIONS      ASSET
                                       FROM NET     DISTRIBUTIONS      FROM NET        VALUE
                                      INVESTMENT         FROM          REALIZED       END OF
                                       INCOME6         CAPITAL          GAINS         PERIOD
                                   =============== =============== =============== ============
     --------------------
     Managed Income Portfolio
(Continued)
     --------------------
     Service Class
     10/01/04 through 3/31/0515      $   (0.20)       $      -       $   (0.04)     $   10.23
     9/30/04                           (0.45)              -               -          10.41
     9/30/03                           (0.60)              -               -          10.80
     9/30/02                           (0.56)              -               -          10.71
     9/30/01                           (0.58)              -               -          10.60
     9/30/00                           (0.59)              -         (0.02)          9.92
     Investor A Class
     10/01/04 through 3/31/0515      $   (0.20)       $      -       $   (0.04)     $   10.23
     9/30/04                           (0.43)              -         (0.28)         10.41
     9/30/03                           (0.58)              -               -          10.80
     9/30/02                           (0.54)              -               -          10.71
     9/30/01                           (0.56)              -               -          10.60
     9/30/00                           (0.58)              -         (0.02)          9.92
     Investor B Class
     10/01/04 through 3/31/0515      $   (0.16)       $      -       $   (0.04)     $   10.23
     9/30/04                           (0.35)              -         (0.28)         10.41
     9/30/03                           (0.50)              -               -          10.80
     9/30/02                           (0.46)              -               -          10.71
     9/30/01                           (0.49)              -               -          10.60
     9/30/00                           (0.51)              -         (0.02)          9.92
     Investor C Class
     10/01/04 through 3/31/0515      $   (0.16)       $      -       $   (0.04)     $   10.21
     9/30/04                           (0.35)              -         (0.28)         10.38
     9/30/03                           (0.50)              -               -          10.78
     9/30/02                           (0.46)              -               -          10.68
     9/30/01                           (0.49)              -               -          10.57
     11/22/995 through 9/30/00         (0.43)              -               -           9.91
     --------------
     International Bond Portfolio
     --------------
     BlackRock Class
     10/01/04 through 3/31/0515      $   (0.35)       $      -       $   (0.01)     $   11.84
     5/18/041 through 9/30/04          (0.17)              -               -          11.41
     Institutional Class
     10/01/04 through 3/31/0515      $   (0.34)       $      -       $   (0.01)     $   11.84
     9/30/04                           (0.45)              -               -          11.41
     9/30/03                           (0.33)          (0.17)        (0.07)         11.07
     9/30/02                           (0.58)              -               -          10.54
     9/30/01                           (1.39)              -               -          10.53
     9/30/00                           (0.52)              -            0.32          10.69
     Service Class
     10/01/04 through 3/31/0515      $   (0.33)       $      -       $   (0.01)     $   11.85
     9/30/04                           (0.41)              -               -          11.42
     9/30/03                           (0.29)          (0.17)        (0.07)         11.08
     9/30/02                           (0.55)              -               -          10.54
     9/30/01                           (1.36)              -               -          10.53
     9/30/00                           (0.49)              -         (0.32)         10.69
     Investor A Class
     10/01/04 through 3/31/0515      $   (0.33)       $      -       $   (0.01)     $   11.85
     9/30/04                           (0.40)              -               -          11.42
     9/30/03                           (0.28)          (0.17)        (0.07)         11.07
     9/30/02                           (0.53)              -               -          10.54
     9/30/01                           (1.34)              -               -          10.53
     9/30/00                           (0.47)              -         (0.32)         10.69

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      126

                                BLACKROCK FUNDS

                                               RATIO OF NET                                    RATIO OF NET
                                               EXPENSES TO   RATIO OF TOTAL                     INVESTMENT
                       NET                     AVERAGE NET      EXPENSES       RATIO OF NET       INCOME
                     ASSETS     RATIO OF NET      ASSETS       TO AVERAGE       INVESTMENT      TO AVERAGE
                     END OF      EXPENSES TO    (EXCLUDING     NET ASSETS         INCOME        NET ASSETS    PORTFOLIO
      TOTAL          PERIOD      AVERAGE NET     INTEREST      (EXCLUDING     TO AVERAGE NET    (EXCLUDING    TURNOVER
      RETURN          (000)        ASSETS        EXPENSE)       WAIVERS)         ASSETS14       WAIVERS)14      RATE
================= ============ ============== ============= ================ ================ ============== ==========
     0.58%     $  78,099         0.95%2        0.95%2          1.08%2           4.38%2          4.25%2        128%
     3.29             80,253        0.95          0.95            1.11             4.21            4.05           284
     6.58             92,336        0.95          0.95            1.13             4.74            4.56         61313
     6.50            137,084        1.06          0.95            1.19             5.30            5.17           290
    13.05            238,117        1.37          0.95            1.48             5.69            5.57           262
     6.52            284,075        1.59          0.95            1.70             6.14            6.03           205

        0.53%3     $  32,987         1.05%2        1.05%2          1.18%2           4.31%2          4.17%2        128%
     3.133            35,462        1.10          1.10            1.30             4.06            3.86           284
     6.413            49,870        1.12          1.12            1.30             4.57            4.40         61313
     6.323            52,794        1.12          1.12            1.38             5.14            5.00           290
    12.863            20,196        1.13          1.13            1.61             5.47            5.35           262
     6.353            16,936        1.12          1.12            1.89             6.02            5.91           205
        0.15%4     $   7,608         1.80%2        1.80%2          1.84%2           3.57%2          3.53%2        128%
     2.364             9,136        1.85          1.85            1.95             3.31            3.21           284
     5.614            10,425        1.87          1.87            2.05             3.80            3.63         61313
     5.534             9,582        1.99          1.87            2.11             4.43            4.30           290
    12.034             7,981        2.21          1.87            2.33             4.71            4.60           262
     5.564             4,831        2.53          1.87            2.64             5.22            5.11           205

        0.25%4     $   1,149         1.78%2        1.78%2          1.82%2           3.53%2          3.49%2        128%
     2.264               870        1.84          1.84            1.95             3.34            3.24           284
     5.734               763        1.87          1.87            2.05             3.77            3.60         61313
     5.544               554        2.00          1.87            2.14             4.44            4.30           290
    11.844               345        2.03          1.86            2.14             4.60            4.49           262
     4.914                31        2.362         1.782           2.472            5.242           5.132          205
        6.88%8     $  91,240         0.77%2        0.77%2          0.79%2           2.59%2          2.57%2         68%
     5.718            35,748        0.782         0.782           0.892            2.582           2.472          240

        6.79%8     $ 324,244         0.91%2        0.91%2          0.91%2           2.45%2          2.45%2         68%
     7.208           133,544        0.94          0.94            0.96             2.44            2.41           240
    10.78             64,038        0.94          0.94            0.94             2.69            2.69           209
     5.79             35,425        1.05          0.90            1.05             3.89            3.89           206
    12.30             73,636        2.43          0.88            2.43             5.54            5.54           111
     7.04             69,172        1.38          0.92            1.38             4.69            4.69           266
        6.66%8     $ 109,874         1.16%2        1.16%2          1.16%2           2.21%2          2.21%2         68%
     6.898            80,024        1.23          1.23            1.25             2.18            2.15           240
    10.55             48,584        1.24          1.24            1.24             2.41            2.41           209
     5.47             27,131        1.30          1.20            1.30             3.55            3.55           206
    11.97             11,045        2.74          1.20            2.74             5.08            5.08           111
     6.72              4,092        1.66          1.22            1.66             4.36            4.36           266

        6.66%3,8   $ 189,760         1.15%2        1.15%2          1.26%2           2.18%2          2.08%2         68%
     6.843,8         123,145        1.31          1.31            1.43             2.06            1.93           240
    10.273            74,821        1.41          1.41            1.41             2.21            2.21           209
     5.293            39,727        1.47          1.37            1.47             3.36            3.36           206
    11.793            16,827        2.88          1.36            2.88             4.85            4.85           111
     6.543             5,435        1.89          1.38            1.89             4.20            4.20           266

                    127

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      NET                        NET GAIN
                                     ASSET                      (LOSS) ON
                                     VALUE         NET         INVESTMENTS
                                   BEGINNING   INVESTMENT     (BOTH REALIZED
                                   OF PERIOD    INCOME14    AND UNREALIZED)14
                                  =========== ============ ===================
     ---------------------
     International Bond Portfolio (Continued)
     ---------------------
     Investor B Class
     10/01/04 through 3/31/0515    $   11.42    $   0.09        $   0.63
     9/30/04                           11.07        0.157           0.51
     9/30/03                           10.54        0.167           0.81
     9/30/02                           10.53        0.277           0.19
     9/30/01                           10.69        0.39            0.71
     9/30/00                           10.81        0.36            0.23
     Investor C Class
     10/01/04 through 3/31/0515    $   11.45    $   0.11        $   0.61
     9/30/04                           11.10        0.157           0.51
     9/30/03                           10.56        0.157           0.83
     9/30/02                           10.55        0.277           0.19
     9/30/01                           10.69        0.39            0.73
     9/30/00                           10.81        0.35            0.24
     -------------
     High Yield Bond Portfolio
     -------------
     BlackRock Class
     10/01/04 through 3/31/0515    $    8.14    $   0.32        $   0.02
     9/30/04                            7.74        0.627           0.37
     9/30/03                            6.75        0.71            1.03
     9/30/02                            7.39        0.85          (0.66)
     9/30/01                            8.92        0.99          (1.45)
     9/30/00                            9.73        1.14          (0.82)
     Institutional Class
     10/01/04 through 3/31/0515    $    8.14    $   0.32        $   0.02
     9/30/04                            7.74        0.617           0.37
     9/30/03                            6.75        0.73            1.00
     9/30/02                            7.39        0.82          (0.64)
     9/30/01                            8.92        0.94          (1.41)
     9/30/00                            9.73        1.12          (0.82)
     Service Class
     10/01/04 through 3/31/0515    $    8.14    $   0.31        $   0.02
     9/30/04                            7.74        0.597           0.37
     9/30/03                            6.75        0.73            0.98
     9/30/02                            7.39        0.86          (0.71)
     9/30/01                            8.92        0.88          (1.38)
     9/30/00                            9.73        1.08          (0.81)
     Investor A Class
     10/01/04 through 3/31/0515    $    8.14    $   0.30        $   0.03
     9/30/04                            7.73        0.587           0.38
     9/30/03                            6.75        0.73            0.96
     9/30/02                            7.40        0.82          (0.69)
     9/30/01                            8.92        0.90          (1.40)
     9/30/00                            9.73        1.07          (0.81)
     Investor B Class
     10/01/04 through 3/31/0515    $    8.14    $   0.28        $   0.02
     9/30/04                            7.73        0.527           0.38
     9/30/03                            6.75        0.65            0.98
     9/30/02                            7.39        0.74          (0.66)
     9/30/01                            8.91        0.83          (1.40)
     9/30/00                            9.73        0.99          (0.81)

                                                                                       NET
                                   DISTRIBUTIONS                   DISTRIBUTIONS      ASSET
                                      FROM NET     DISTRIBUTIONS      FROM NET        VALUE
                                     INVESTMENT         FROM          REALIZED       END OF
                                      INCOME6         CAPITAL          GAINS         PERIOD
                                  =============== =============== =============== ============
     ---------------------
     International Bond Portfolio
(Continued)
     ---------------------
     Investor B Class
     10/01/04 through 3/31/0515     $   (0.28)       $      -       $   (0.01)     $   11.85
     9/30/04                          (0.31)              -               -          11.42
     9/30/03                          (0.20)          (0.17)        (0.07)         11.07
     9/30/02                          (0.45)              -               -          10.54
     9/30/01                          (1.26)              -               -          10.53
     9/30/00                          (0.39)              -         (0.32)         10.69
     Investor C Class
     10/01/04 through 3/31/0515     $   (0.28)       $      -       $   (0.01)     $   11.88
     9/30/04                          (0.31)              -               -          11.45
     9/30/03                          (0.20)          (0.17)        (0.07)         11.10
     9/30/02                          (0.45)              -               -          10.56
     9/30/01                          (1.26)              -               -          10.55
     9/30/00                          (0.39)              -         (0.32)         10.69
     -------------
     High Yield Bond Portfolio
     -------------
     BlackRock Class
     10/01/04 through 3/31/0515     $   (0.29)       $      -       $   (0.14)     $    8.05
     9/30/04                          (0.59)              -               -           8.14
     9/30/03                          (0.75)              -               -           7.74
     9/30/02                          (0.83)              -               -           6.75
     9/30/01                          (1.07)              -               -           7.39
     9/30/00                          (1.13)              -               -           8.92
     Institutional Class
     10/01/04 through 3/31/0515     $   (0.29)       $      -       $   (0.14)     $    8.05
     9/30/04                          (0.58)              -               -           8.14
     9/30/03                          (0.74)              -               -           7.74
     9/30/02                          (0.82)              -               -           6.75
     9/30/01                          (1.06)              -               -           7.39
     9/30/00                          (1.11)              -               -           8.92
     Service Class
     10/01/04 through 3/31/0515     $   (0.28)       $      -       $   (0.14)     $    8.05
     9/30/04                          (0.56)              -               -           8.14
     9/30/03                          (0.72)              -               -           7.74
     9/30/02                          (0.79)              -               -           6.75
     9/30/01                          (1.03)              -               -           7.39
     9/30/00                          (1.08)              -               -           8.92
     Investor A Class
     10/01/04 through 3/31/0515     $   (0.28)       $      -       $   (0.14)     $    8.05
     9/30/04                          (0.55)              -               -           8.14
     9/30/03                          (0.71)              -               -           7.73
     9/30/02                          (0.78)              -               -           6.75
     9/30/01                          (1.02)              -               -           7.40
     9/30/00                          (1.07)              -               -           8.92
     Investor B Class
     10/01/04 through 3/31/0515     $   (0.25)       $      -       $   (0.14)     $    8.05
     9/30/04                          (0.49)              -               -           8.14
     9/30/03                          (0.65)              -               -           7.73
     9/30/02                          (0.72)              -               -           6.75
     9/30/01                          (0.95)              -               -           7.39
     9/30/00                          (1.00)              -               -           8.91

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      128

                                BLACKROCK FUNDS

                                                RATIO OF NET                                    RATIO OF NET
                                                EXPENSES TO   RATIO OF TOTAL                     INVESTMENT
                        NET                     AVERAGE NET      EXPENSES       RATIO OF NET       INCOME
                       ASSETS    RATIO OF NET      ASSETS       TO AVERAGE       INVESTMENT      TO AVERAGE
                       END OF     EXPENSES TO    (EXCLUDING     NET ASSETS         INCOME        NET ASSETS    PORTFOLIO
       TOTAL           PERIOD     AVERAGE NET     INTEREST      (EXCLUDING     TO AVERAGE NET    (EXCLUDING    TURNOVER
       RETURN          (000)        ASSETS        EXPENSE)       WAIVERS)         ASSETS14       WAIVERS)14      RATE
=================== =========== ============== ============= ================ ================ ============== ==========
         6.27%4,8    $  21,568        1.91%2        1.91%2          1.91%2           1.45%2          1.45%2        68%
      6.044,8           16,780       2.06          2.06            2.09             1.32            1.29          240
      9.454             13,087       2.16          2.16            2.16             1.51            1.51          209
      4.514             11,470       2.25          2.11            2.25             2.64            2.64          206
     10.964              7,393       3.63          2.10            3.63             4.17            4.17          111
      5.744              3,283       2.59          2.13            2.59             3.45            3.45          266

         6.25%4,8    $  61,659        1.90%2        1.90%2          1.90%2           1.44%2          1.44%2        68%
      6.034,8           36,947       2.04          2.04            2.07             1.32            1.29          240
      9.534             17,777       2.15          2.15            2.15             1.44            1.44          209
      4.504              8,427       2.23          2.11            2.23             2.62            2.62          206
     11.154              4,182       3.64          2.10            3.64             4.20            4.20          111
      5.744              2,228       2.56          2.15            2.56             3.43            3.43          266
         4.16%8      $ 135,408        0.55%2        0.55%2          0.74%2           7.95%2          7.77%2        76%
     13.208            126,976       0.55          0.55            0.73             7.71            7.53          172
     27.17              57,207       0.61          0.55            0.77             9.83            9.67          212
      2.15             532,240       0.73          0.55            0.89            11.15           11.01          301
       (5.52)          27,766       0.84          0.55            1.10             5.54            5.29          331
      3.26                   -       1.21          0.55            0.90            11.38           11.11          235

         4.09%8      $ 161,620        0.70%2        0.70%2          0.86%2           7.77%2          7.62%2        76%
     13.038            162,166       0.70          0.70            0.85             7.63            7.48          172
     26.98             170,902       0.76          0.70            0.90             9.63            9.49          212
      2.00              94,065       0.87          0.70            1.01            10.94           10.80          301
        (5.66)          95,663       1.06          0.70            1.22            11.22           11.06          331
      3.11              72,839       1.24          0.70            1.41            11.95           11.78          235
         3.95%8      $ 134,102        0.96%2        0.95%2          1.11%2           7.56%2          7.41%2        76%
     12.718            112,004       0.99          0.99            1.14             7.30            7.16          172
     26.61              85,247       1.06          1.00            1.20             9.31            9.17          212
      1.69              29,344       1.17          1.00            1.34            11.37           11.20          301
       (5.95)               9       1.36          1.00            1.52            11.82           11.66          331
      2.80                  43       1.60          1.00            1.63            12.13           12.10          235

         3.95%3,8    $ 287,962        0.96%2        0.96%2          1.22%2           7.28%2          7.02%2        76%
     12.703,8           72,806       1.10          1.09            1.34             7.29            7.05          172
     26.253             82,391       1.22          1.17            1.36             8.81            8.68          212
      1.383             18,932       1.33          1.17            1.48            10.42           10.28          301
        (5.98)3          8,980       1.52          1.17            1.68            10.55           10.39          331
      2.633              5,094       1.70          1.17            1.88            11.41           11.23          235
         3.57%4,8    $ 122,272        1.71%2        1.71%2          1.87%2           6.74%2          6.59%2        76%
     11.874,8           92,243       1.85          1.84            1.99             6.49            6.35          172
     25.344            107,078       1.98          1.92            2.12             8.39            8.25          212
      0.754             57,612       2.09          1.92            2.23             9.81            9.66          301
       (6.71)4         49,786       2.27          1.91            2.43            10.01            9.85          331
      1.744             39,897       2.47          1.92            2.57            10.84           10.74          235

                    129

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      NET                        NET GAIN
                                     ASSET                      (LOSS) ON
                                     VALUE         NET         INVESTMENTS
                                   BEGINNING   INVESTMENT     (BOTH REALIZED
                                   OF PERIOD    INCOME14    AND UNREALIZED)14
                                  =========== ============ ===================
     -------------------
     High Yield Bond Portfolio (Continued)
     -------------------
     Investor C Class
     10/01/04 through 3/31/0515    $   8.15     $   0.28        $   0.01
     9/30/04                           7.74         0.527           0.38
     9/30/03                           6.75         0.67            0.97
     9/30/02                           7.40         0.76          (0.69)
     9/30/01                           8.92         0.83          (1.40)
     9/30/00                           9.73         0.99          (0.80)

                                                                                      NET
                                   DISTRIBUTIONS                   DISTRIBUTIONS     ASSET
                                      FROM NET     DISTRIBUTIONS      FROM NET       VALUE
                                     INVESTMENT         FROM          REALIZED       END OF
                                      INCOME6         CAPITAL          GAINS         PERIOD
                                  =============== =============== =============== ===========
     -------------------
     High Yield Bond Portfolio
(Continued)
     -------------------
     Investor C Class
     10/01/04 through 3/31/0515     $   (0.25)           $-         $   (0.14)     $   8.05
     9/30/04                          (0.49)            -                 -          8.15
     9/30/03                          (0.65)            -                 -          7.74
     9/30/02                          (0.72)            -                 -          6.75
     9/30/01                          (0.95)            -                 -          7.40
     9/30/00                          (1.00)            -                 -          8.92

    1 Commencement of operations of share class.
    2 Annualized.
    3 Sales load not reflected in total return.
    4 Contingent deferred sales load not reflected in total return.
    5 Reissuance of shares.
    6 Certain prior year amounts were reclassified to conform to current year presentation (Note C).
    7 Calculated using the average shares outstanding method.
    8 Redemption fee of 2.00% is reflected in total return calculations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      130

                                BLACKROCK FUNDS

                                                RATIO OF NET                                    RATIO OF NET
                                                EXPENSES TO   RATIO OF TOTAL                     INVESTMENT
                        NET                     AVERAGE NET      EXPENSES       RATIO OF NET       INCOME
                       ASSETS    RATIO OF NET      ASSETS       TO AVERAGE       INVESTMENT      TO AVERAGE
                       END OF     EXPENSES TO    (EXCLUDING     NET ASSETS         INCOME        NET ASSETS    PORTFOLIO
       TOTAL           PERIOD     AVERAGE NET     INTEREST      (EXCLUDING     TO AVERAGE NET    (EXCLUDING    TURNOVER
       RETURN          (000)        ASSETS        EXPENSE)       WAIVERS)         ASSETS14       WAIVERS)14      RATE
=================== =========== ============== ============= ================ ================ ============== ==========
         3.44%4,8    $ 61,391         1.72%2        1.71%2          1.87%2           6.79%2          6.64%2        76%
     11.864,8          61,983        1.85          1.85            1.99             6.50            6.35          172
     25.484            73,246        1.97          1.92            2.11             8.14            8.00          212
      0.614            21,939        2.08          1.91            2.23             9.73            9.59          301
       (6.70)4        11,319        2.25          1.91            2.41             9.63            9.47          331
      1.864             3,758        2.45          1.92            2.63            10.63           10.45          235

    9 Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been
                                         257%.

    10 Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 319%.
    11 Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 371%.
    12 Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 268%.
    13 Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 206%.
    14 Refer to Section C of the Notes to Financial Statements.
    15 Unaudited.

                                      131

                                BLACKROCK FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

     BlackRock FundsSM (the "Fund") was organized on December 22, 1988, as a
Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 50 portfolios, thirteen of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the
Fund may offer as many as seven classes of shares. Shares of all classes of a
Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them, mostly due to differences in distribution and service fees.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Fund Reorganization

     On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. ("BlackRock"), a wholly owned subsidiary of BlackRock, Inc., acquired SSRM
Holdings, Inc., the parent of State Street Research & Management Company
("SSRM"), the investment adviser to the former State Street Research mutual funds.

     On January 31, 2005, the BlackRock Intermediate Government Bond Portfolio
acquired all of the assets and certain stated liabilities of the State Street
Research Government Income Fund. The reorganization was pursuant to an
Agreement and Plan of Reorganization, which was approved by the State Street
Research shareholders on January 25, 2005. Under the Agreement and Plan of
Reorganization, 28,802,131 Class A shares, 1,440,271 Class B shares and 8,786
Class R shares of the State Street Research Government Income Fund were exchanged for 34,230,267, 1,704,773 and 10,444 Investor  A Class shares , respectively, of the BlackRock Intermediate Government Bond Portfolio;
6,655,830 Class B(1) shares of the State Street Research Government Income Fund were exchanged for 7,860,023 Investor B Class shares of the BlackRock
Intermediate Government Bond Portfolio; 1,118,423 Class C shares of the State
Street Research Government Income Fund were exchanged for 1,326,873 Investor C
Class shares of the BlackRock Intermediate Government Bond Portfolio; and
506,641 Class S shares of the State Street Research Government Income Fund were exchanged for 603,030 Institutional shares of the BlackRock Intermediate
Government Bond Portfolio. The assets of the State Street Research Government
Income Fund, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. Upon the reorganization of such funds on January 31, 2005, the value of the BlackRock Intermediate
Government Bond Portfolio's net assets (including $474,664,383 in net assets of the State Street Research Government Income Fund, including $2,522,392 of unrealized depreciation, undistributed net investment income of $68,232 and undistributed net realized loss on investments of ($21,212,995), which was classified as paid-in-capital) was $771,988,963 before the open of business.

     On January 31, 2005, the BlackRock High Yield Bond Portfolio acquired all of the assets and certain stated liabilities of the State Street Research High
Income Fund. The reorganization was pursuant to an Agreement and Plan of
Reorganization, which was approved by the State Street Research shareholders on
January 25, 2005. Under the Agreement and Plan of Reorganization, 58,203,330
Class A shares and 8,812,212 Class B shares of the State Street Research High
Income Fund were exchanged for 24,943,276 and 3,736,993 Investor A Class shares, respectively, of the BlackRock High Yield Bond Portfolio; 10,782,618
Class B(1) shares of the State Street Research High Income Fund were exchanged for 4,562,480 Investor B Class shares of the BlackRock High Yield Bond
Portfolio; 2,998,505 Class C shares of the State Street Research High Income
Fund were exchanged for 1,274,746 Investor C Class shares of the BlackRock High
Yield Bond Portfolio; and 1,179,029 Class S shares of the State Street Research
High Income Fund were exchanged for 499,336 Institutional shares of the
BlackRock High Yield Bond Portfolio. The assets of the State Street Research
High Income Fund, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. Upon the reorganization of such funds on January 31, 2005, the value of the BlackRock High Yield Bond
Portfolio's net assets (including $288,908,495 in net assets of the State
Street Research High Income Fund, including $1,371,468 of unrealized appreciation, undistributed net investment loss of ($41,660) and undistributed net realized loss on investments of ($450,012,483), which was classified as paid-in-capital) was $944,088,761 before the open of business.

132

                                BLACKROCK FUNDS

(C) Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Investment Valuation - Valuation of investments held by each Bond
Portfolio is as follows: fixed income investments are valued by using market quotations or prices provided by market makers; a portion of the fixed income investments are valued utilizing one or more pricing services approved by the
Board of Trustees; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00
p.m. (Eastern time); the amortized cost method of valuation will be used with respect to debt securities with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of
Trustees determines that such method does not represent fair value. Any assets which are denominated in a non-U.S. currency are translated into U.S. dollars at the prevailing market rates. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the Board of Trustees as reflecting fair value ("Fair Value Assets"). The investment adviser and/or sub-adviser will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. Such valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board of Trustees.

     When determining the price for a Fair Value Asset, the investment adviser and/or sub-adviser shall seek to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors deems relevant.

     Dividends to Shareholders - Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each
Portfolio will be based on periodic projections of its net investment income.
Net realized capital gains, if any, are distributed at least annually.

     Foreign Currency Translation - The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S.
dollars on the following basis:

     (I)  Market value of investment securities, assets and liabilities at the current rate of exchange; and

   (II)  Purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolios isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolios report certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     Forward Foreign Currency Contracts - Certain Portfolios may enter into forward foreign currency contracts as a hedge against either specific transactions or Portfolio positions. These contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the
Portfolios intend to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 2005, the Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                             133

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                                                                            UNREALIZED
                                                                                            VALUE AT          FOREIGN
 SETTLEMENT        CURRENCY                    CURRENCY                   CONTRACT         MARCH 31,         EXCHANGE
    DATE            AMOUNT                       SOLD                      AMOUNT             2005          GAIN/(LOSS)
------------   ----------------   ---------------------------------   ---------------   ---------------   --------------
Low Duration Bond
 04/26/05           6,499,371     European Currency Unit ..........    $  8,716,868      $  8,435,599       $  281,269
 04/27/05          33,881,000     New Zealand Dollar ..............      23,957,831        24,101,791         (143,960)
                                                                       ------------      ------------       ----------
                                                                       $ 32,674,699      $ 32,537,390       $  137,309
                                                                       ============      ============       ==========
Intermediate PLUS
 04/26/05              77,054     European Currency Unit ..........    $    103,351      $    100,009       $    3,342
 04/27/05             593,975     New Zealand Dollar ..............         424,473           422,534            1,939
                                                                       ------------      ------------       ----------
                                                                       $    527,824      $    522,543       $    5,281
                                                                       ============      ============       ==========
Core Bond Total Return
 04/26/05          13,130,000     European Currency Unit ..........    $ 17,614,761      $ 17,041,560       $  573,201
 04/27/05          37,286,500     New Zealand Dollar ..............      26,302,531        26,524,348         (221,817)
                                                                       ------------      ------------       ----------
                                                                       $ 43,917,292      $ 43,565,908       $  351,384
                                                                       ============      ============       ==========
Core PLUS Total Return
 04/25/05           8,517,284     Mexican Peso ....................    $    745,006      $    757,885       $  (12,879)
 04/26/05           1,765,708     European Currency Unit ..........       2,368,903         2,291,730           77,173
 04/27/05           3,314,255     New Zealand Dollar ..............       2,337,932         2,357,648          (19,716)
                                                                       ------------      ------------       ----------
                                                                       $  5,451,841      $  5,407,263       $   44,578
                                                                       ============      ============       ==========
Inflation Protected Bond
 04/22/05           6,942,074     Swedish Krone ...................    $  1,001,059      $    983,503       $   17,556
 04/26/05             156,478     European Currency Unit ..........         209,982           203,094            6,888
 04/28/05             540,000     Canadian Dollar .................         435,695           446,640          (10,945)
                                                                       ------------      ------------       ----------
                                                                       $  1,646,736      $  1,633,237       $   13,499
                                                                       ============      ============       ==========
Managed Income
 04/26/05           2,680,152     European Currency Unit ..........    $  3,594,632      $  3,478,596       $  116,036
                                                                       ============      ============       ==========
International Bond
 04/21/05           6,618,383     British Pound ...................    $ 12,301,181      $ 12,494,823       $ (193,642)
 04/22/05         207,433,506     Swedish Krone ...................      29,941,913        29,464,150          477,763
 04/25/05         242,544,520     Mexican Peso ....................      21,476,867        21,602,333         (125,466)
 04/26/05          41,900,000     European Currency Unit ..........      68,846,071        68,392,515          453,556
 04/27/05           6,050,000     European Currency Unit ..........       7,967,223         7,980,776          (13,553)
 04/27/05       3,819,000,000     Japanese Yen ....................      36,535,700        35,769,814          765,886
 04/27/05          52,455,215     New Zealand Dollar ..............      37,158,384        37,288,314         (129,930)
 04/28/05             762,408     Australian Dollar ...............         594,482           588,636            5,846
 04/28/05          14,950,206     Canadian Dollar .................      12,175,381        12,359,424         (184,043)
 04/28/05          81,999,187     Danish Krone ....................      14,364,357        14,312,252           52,105
 04/28/05           5,499,696     European Currency Unit ..........       7,229,451         7,150,913           78,538
 04/28/05          37,830,407     Polish Zloty ....................      12,542,151        12,017,665          524,486
                                                                       ------------      ------------       ----------
                                                                       $261,133,161      $259,421,615       $1,711,546
                                                                       ============      ============       ==========
High Yield Bond
 04/26/05           4,080,000     European Currency Unit ..........    $  5,308,867      $  5,295,473       $   13,394
                                                                       ============      ============       ==========

134

                          BLACKROCK FUNDS

                                                                                                             UNREALIZED
                                                                                           VALUE AT           FOREIGN
 SETTLEMENT         CURRENCY                    CURRENCY                  CONTRACT         MARCH 31,          EXCHANGE
    DATE             AMOUNT                      BOUGHT                    AMOUNT            2005           GAIN/(LOSS)
------------   -----------------   ---------------------------------   --------------   --------------   -----------------
International Bond
 04/20/05          120,950,000     Mexican Peso ....................   $ 10,677,323     $ 10,782,933       $     105,610
 04/21/05            3,012,760     Australian Dollar ...............      2,257,220        2,327,390              70,170
 04/21/05           10,673,000     British Pound ...................     20,069,492       20,149,520              80,028
 04/22/05            7,776,456     Norwegian Krone .................      1,242,437        1,232,148             (10,289)
 04/22/05            9,573,653     Swiss Francs ....................      8,146,916        8,040,762            (106,154)
 04/22/05           16,750,000     Swedish Krone ...................      2,395,629        2,379,194             (16,435)
 04/25/05            3,300,000     Singapore Dollar ................      2,023,174        2,000,003             (23,171)
 04/26/05          125,300,355     European Currency Unit ..........    163,961,866      162,906,774          (1,055,092)
 04/27/05       28,935,090,238     Japanese Yen ....................    282,999,948      271,008,645         (11,991,303)
 04/27/05            6,300,000     New Zealand Dollar ..............      4,475,394        4,478,418               3,024
 04/28/05              836,252     Australian Dollar ...............        655,519          645,650              (9,869)
 04/28/05            7,800,000     Canadian Dollar .................      6,317,657        6,448,306             130,649
 04/28/05           58,300,000     Danish Krone ....................     10,235,256       10,175,763             (59,493)
 04/28/05            3,832,188     British Pound ...................      7,229,451        7,228,361              (1,090)
 04/28/05            9,500,000     Polish Zloty ....................      2,993,635        3,017,885              24,250
                                                                       ------------     ------------       -------------
                                                                       $525,680,917     $512,821,752       $ (12,859,165)
                                                                       ============     ============       =============

     Swap Agreements - The Portfolios may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies.
Swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest or a specified amount of a currency (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

     At March 31, 2005, the following Portfolios had swap agreements outstanding:

                                                            Interest       Interest                            Unrealized
                                           Termination     Receivable       Payable      Notional Amount      Appreciation
      Portfolio          Counter-party         Date           Rate           Rate         (U.S. Dollars)     (Depreciation)
 Enhanced Income       Deutsche Bank       12/29/2006         3.42%         2.55%1       $  8,000,000      $    (27,285)
 Low Duration Bond     Union Bank of       08/14/2006         2.64%         2.29%1         49,000,000          (836,220)
                       Switzerland
                       Goldman Sachs       02/02/2007         3.50%         2.75%1         90,000,000          (931,300)
                       Deutsche Bank       02/10/2007         2.68%         2.77%1         80,300,000        (2,129,602)
                       Morgan Stanley      03/30/2007          4.70%2    N/A3               167,000,000           125,450
 Intermediate          Goldman Sachs       09/01/2005          2.29%4         2.58%5         16,450,000            16,412
 Government Bond       Union Bank of       08/14/2006         2.64%         2.29%1         10,000,000          (170,657)
                       Switzerland
                       Morgan Stanley      11/17/2006         3.22%         2.81%1         14,300,000           (68,482)
                       Goldman Sachs       02/02/2007         3.50%         2.75%1         16,000,000           165,564
                       Deutsche Bank       02/10/2007         2.68%         2.77%1         12,800,000          (339,463)
                       Morgan Stanley      03/30/2007          4.70%2    N/A3                71,600,000            53,785
                       Union Bank of       04/22/2007          2.68%1        3.04%         24,000,000           347,280
                       Switzerland
                       Union Bank of       09/26/2008         3.52%         2.55%1          3,400,000          (103,156)
                       Switzerland
                       Morgan Stanley      06/14/2014          2.48%1        5.31%          4,700,000          (213,580)
                       Deutsche Bank       08/15/2023          2.79%1        5.23%          4,000,000           (28,743)

                               135

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                            Interest       Interest                            Unrealized
                                           Termination     Receivable       Payable      Notional Amount      Appreciation
      Portfolio          Counter-party         Date           Rate           Rate         (U.S. Dollars)     (Depreciation)
 Intermediate Bond     Merrill Lynch       07/31/2005          2.29%4         2.45%5       $ 17,245,000      $   (226,395)
                       Goldman Sachs       09/01/2005          2.29%4         2.58%5         20,100,000            20,054
                       Union Bank of       08/14/2006         2.64%         2.29%1         26,000,000          (443,709)
                       Switzerland
                       Morgan Stanley      11/17/2006         3.22%         2.81%1         56,000,000          (268,180)
                       Goldman Sachs       02/02/2007         3.50%         2.75%1        131,000,000          (135,558)
                       Morgan Stanley      03/30/2007          4.70%2    N/A3                86,800,000            65,204
                       Union Bank of       04/22/2007          2.68%1        3.04%         76,000,000         1,099,720
                       Switzerland
                       Union Bank of       09/26/2008         3.52%         2.55%1          7,600,000          (230,584)
                       Switzerland
                       Union Bank of       01/21/2010         4.10%         2.68%1         47,750,000          (922,530)
                       Switzerland
                       Morgan Stanley      06/14/2014          2.48%1        5.31%         14,400,000          (654,373)
                       Merrill Lynch       07/22/2014          2.68%1        4.93%         15,300,000           (90,845)
                       Goldman Sachs       10/01/2014          2.56%1        4.52%         16,100,000           510,484
                       Deutsche Bank       08/15/2023          2.79%1        5.23%         13,000,000           (93,414)
 Intermediate PLUS     Goldman Sachs       09/01/2005          2.29%4         2.58%5            575,000               574
 Bond
                       Morgan Stanley      03/30/2007          4.70%2    N/A3                 2,400,000             1,803
                       Union Bank of       01/21/2010         4.10%         2.68%1          1,350,000           (26,082)
                       Switzerland
                       JP Morgan           03/03/2012         4.58%         2.93%1            300,000            (2,961)
                       Chase
                       Union Bank of       11/26/2014          2.89%1        4.58%          1,000,000            13,791
                       Switzerland
 Core Bond             Merrill Lynch       07/31/2005          2.29%4         2.45%5         46,175,000          (606,190)
 Total Return          Goldman Sachs       09/01/2005          2.29%4         2.58%5         56,575,000            56,444
                       Morgan Stanley      06/14/2006         3.22%         2.48%1        114,465,000               523
                       Morgan Stanley      06/17/2006         3.21%         2.50%1         84,600,000           (26,541)
                       Union Bank of       08/14/2006         2.64%         2.29%1         66,500,000        (1,134,870)
                       Switzerland
                       Morgan Stanley      11/17/2006         3.22%         2.81%1        140,400,000          (672,366)
                       Goldman Sachs       02/02/2007         3.50%         2.75%1        180,000,000        (1,862,599)
                       Morgan Stanley      03/30/2007          4.70%2    N/A3               244,600,000           183,742
                       Union Bank of       04/16/2007          2.66%1        3.00%        150,000,000         2,278,800
                       Switzerland
                       Union Bank of       09/26/2008         3.52%         2.55%1         30,300,000          (919,302)
                       Switzerland
                       Union Bank of       01/21/2010         4.10%         2.68%1         36,850,000          (711,942)
                       Switzerland
                       Morgan Stanley      02/17/2014          2.81%1        4.41%         34,300,000         1,119,598
                       Goldman Sachs       04/22/2014          2.68%1        4.89%         30,000,000          (476,387)
                       Citibank            06/10/2014          2.46%1        5.24%         29,000,000        (1,147,820)
                       Morgan Stanley      06/14/2014          2.48%1        5.31%         37,300,000        (1,695,008)
                       Merrill Lynch       07/22/2014          2.68%1        4.93%         41,100,000          (244,035)
                       Goldman Sachs       10/01/2014          2.56%1        4.51%         10,200,000           323,413
                       Merrill Lynch       03/17/2015          3.03%1        4.90%         53,400,000           133,275
                       Union Bank of       12/07/2015          5.94%6    N/A7                14,900,000           956,580
                       Switzerland
                       Merrill Lynch       07/29/2019          2.74%1        5.37%          6,150,000          (197,287)
                       Merrill Lynch       08/13/2019         5.16%         2.79%1          8,175,000            74,064
                       Merrill Lynch       10/27/2019         4.78%         2.70%1          5,100,000          (151,334)
                       Deutsche Bank       08/15/2023          2.79%1        5.23%         27,000,000          (194,014)

136

                                BLACKROCK FUNDS

                                                               Interest        Interest                            Unrealized
                                             Termination      Receivable        Payable      Notional Amount      Appreciation
       Portfolio           Counter-party         Date            Rate            Rate         (U.S. Dollars)     (Depreciation)
 Core PLUS               Merrill Lynch       07/31/2005           2.29%4          2.45%5       $  5,500,000       $  (72,205)
 Total Return            Goldman Sachs       09/01/2005           2.29%4          2.58%5          8,180,000            8,161
                         Morgan Stanley      06/14/2006         3.22%          2.48%1         10,855,000               50
                         Morgan Stanley      06/17/2006         3.21%          2.50%1          8,000,000           (2,510)
                         Union Bank of       08/14/2006         2.64%          2.29%1          5,000,000          (85,329)
                         Switzerland
                         Morgan Stanley      11/17/2007         3.22%          2.81%1         18,600,000          (89,074)
                         Morgan Stanley      03/30/2007           4.70%2     N/A3                35,200,000           26,442
                         Union Bank of       09/26/2008         3.52%          2.55%1          2,300,000          (69,782)
                         Switzerland
                         Union Bank of       01/21/2010         4.10%          2.68%1            625,000         (120,750)
                         Switzerland
                         Morgan Stanley      02/17/2014           2.81%1         4.41%          3,500,000          114,245
                         Goldman Sachs       04/22/2014           2.68%1         4.89%          8,000,000         (127,037)
                         Morgan Stanley      06/14/2014           2.48%1         5.31%          4,300,000         (195,403)
                         Merrill Lynch       07/22/2014           2.68%1         4.93%          4,900,000          (29,094)
                         Merrill Lynch       03/17/2015           3.30%1         4.90%          6,200,000           15,474
                         Deutsche Bank       04/01/2015           5.03%8     N/A9                 3,500,000          (23,950)
                         Union Bank of       12/07/2015           5.94%6     N/A7                 1,400,000           89,880
                         Switzerland
                         Merrill Lynch       07/29/2019           2.74%1         5.37%            725,000          (23,257)
                         Merrill Lynch       08/13/2019         5.16%          2.79%1          1,000,000            9,060
                         Merrill Lynch       10/27/2019         4.78%          2.70%1            600,000          (17,804)
 Government              Deutsche Bank       06/24/2005           2.53%1         1.38%         45,000,000           42,232
 Income                  Merrill Lynch       07/31/2005           2.29%4          2.45%5          3,655,000          (47,983)
                         Goldman Sachs       09/01/2005           2.29%4          2.58%5          9,880,000            9,857
                         Morgan Stanley      06/14/2006         3.22%          2.48%1          8,190,000               37
                         Morgan Stanley      06/17/2006         3.21%          2.50%1          6,100,000           (1,914)
                         Union Bank of       08/14/2006         2.64%          2.29%1          8,000,000         (136,526)
                         Switzerland
                         Morgan Stanley      11/17/2006         3.22%          2.81%1         20,700,000          (99,131)
                         Deutsche Bank       03/23/2007           4.53%10    N/A11              160,000,000         (118,331)
                         Union Bank of       04/16/2007           2.66%1         3.00%         10,000,000          151,920
                         Switzerland
                         Union Bank of       01/21/2010         4.10%          2.68%1          1,650,000          (31,878)
                         Switzerland
                         Deutsche Bank       03/23/2010           3.05%1         4.60%         34,100,000           11,732
                         Merrill Lynch       07/22/2014           2.68%1         4.93%          3,300,000          (19,594)
                         Morgan Stanley      10/01/2014           2.56%1         4.52%          3,400,000           49,736
                         Union Bank of       11/26/2014           2.89%1         4.58%         50,000,000          689,560
                         Switzerland
                         Union Bank of       03/21/2015         4.88%          3.05%1          6,000,000          (25,320)
                         Switzerland
                         Deutsche Bank       03/24/2015         5.08%          3.06%1         11,100,000          121,233
                         Deutsche Bank       03/29/2015         5.11%          3.09%1         11,000,000          144,483
 Inflation Protected     Goldman Sachs       09/01/2005           2.29%4          2.58%5            755,000              753
 Bond
 GNMA                    Deutsche Bank       06/24/2005           2.53%1         1.38%         55,000,000           51,617
                         Merrill Lynch       07/31/2005           2.29%4          2.45%5          4,790,000          (62,884)
                         Goldman Sachs       09/01/2005           2.29%4          2.58%5          4,985,000            4,974
                         Morgan Stanley      06/14/2006         3.22%          2.48%1         16,185,000               74
                         Morgan Stanley      06/17/2006         3.21%          2.50%1         12,000,000           (3,765)
                         Union Bank of       08/14/2006         2.64%          2.29%1         10,000,000         (170,657)
                         Switzerland
                         Morgan Stanley      11/17/2006         3.22%          2.81%1         13,900,000          (66,566)
                         Deutsche Bank       03/23/2007           4.53%10    N/A11               80,000,000          (59,165)
                         Union Bank of       04/16/2007           2.66%1         3.00%         15,000,000          227,880
                         Switzerland
                         Union Bank of       01/21/2010         4.10%          2.68%1          3,325,000          (64,239)
                         Switzerland
                         Deutsche Bank       03/23/2010           3.05%1         4.60%         17,100,000            5,883
                         Morgan Stanley      06/14/2014           2.48%1         5.31%          3,800,000         (172,682)
                         Merrill Lynch       07/22/2014           2.68%1         4.93%          4,300,000          (25,532)
                         Morgan Stanley      10/01/2014           2.56%1         4.52%          4,100,000           59,975

                               137

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                             Interest       Interest                            Unrealized
                                            Termination     Receivable       Payable      Notional Amount      Appreciation
      Portfolio           Counter-party         Date           Rate           Rate         (U.S. Dollars)     (Depreciation)
 Managed Income         Merrill Lynch       07/31/2005          2.29%4         2.45%5       $ 14,725,000       $  (193,311)
                        Goldman Sachs       09/01/2005          2.29%4         2.58%5         16,030,000            15,993
                        Morgan Stanley      06/14/2006         3.22%         2.48%1         46,345,000               212
                        Morgan Stanley      06/17/2006         3.21%         2.50%1         34,200,000           (10,730)
                        Union Bank of       08/14/2006         2.64%         2.29%1         28,000,000          (477,840)
                        Switzerland
                        Morgan Stanley      11/17/2006         3.22%         2.81%1         38,000,000          (181,979)
                        Morgan Stanley      03/30/2007          4.70%2       N/A3             69,800,000            52,433
                        Union Bank of       04/16/2007          2.66%1        3.00%         50,000,000           759,600
                        Switzerland
                        Union Bank of       09/26/2008         3.52%         2.55%1         13,300,000          (403,522)
                        Switzerland
                        Goldman Sachs       04/15/2009         3.74%         2.66%1         49,000,000          (826,514)
                        Union Bank of       01/21/2010         4.10%         2.68%1          2,600,000           (50,232)
                        Switzerland
                        Morgan Stanley      02/17/2014          2.81%1        4.41%         12,000,000           391,696
                        Goldman Sachs       04/22/2014          2.68%1        4.89%         20,000,000          (317,591)
                        Citibank            06/10/2014          2.46%1        5.24%          9,500,000          (376,010)
                        Morgan Stanley      06/14/2014          2.48%1        5.31%         12,100,000          (549,855)
                        Merrill Lynch       07/22/2014          2.68%1        4.93%         13,100,000           (77,782)
                        Merrill Lynch       03/17/2015          3.03%1        4.90%         17,000,000            42,428
                        Union Bank of       03/21/2015         4.88%         3.05%1         10,000,000           (42,200)
                        Switzerland
                        Union Bank of       12/07/2015          5.94%6       N/A7              5,900,000           378,780
                        Switzerland
                        Merrill Lynch       07/29/2019          2.74%1        5.37%          1,950,000           (62,554)
                        Merrill Lynch       08/13/2019         5.16%         2.79%1          2,550,000            23,102
                        Merrill Lynch       10/27/2019         4.78%         2.70%1          1,600,000            23,102
                        Deutsche Bank       08/15/2019          2.79%1        5.23%         18,000,000          (129,343)
 International Bond     Morgan Stanley      06/14/2006         3.22%         2.48%1         11,050,000                50
                        Morgan Stanley      06/17/2006         3.21%         2.50%1          8,200,000            (2,572)
                        Deutsche Bank       04/01/2007          4.28%8       N/A9             20,000,000            29,460
                        Morgan Stanley      02/17/2014          2.81%1        4.41%          4,100,000         1,338,300
                        Morgan Stanley      06/14/2014          2.48%1        5.31%          5,800,000          (263,567)
                        Deutsche Bank       04/01/2015          5.03%8       N/A9             11,000,000           (75,273)
 High Yield             Citibank            12/20/2009         3.75  %       N/A12             6,000,000            88,122
                        Goldman Sachs       12/20/2009     N/A13              3.75%         10,000,000           330,209
                        Citibank            03/20/2010         4.74  %       N/A14             6,000,000           122,075
                        Merrill Lynch       06/20/2010     N/A15               .99%          2,000,000             2,251
                        Merrill Lynch       06/20/2010         1.90  %       N/A16             2,000,000            (6,510)

1 Rate shown is based on the 3 month LIBOR as of the most recent payment date.

2 Per the terms of the agreement, rate becomes effective 03/30/06.

3 Rate to be determined based on the 3 month LIBOR on 03/30/06.

4 Rate shown is based on Lehman CMBS 8.5+ YR INDEX as of the most recent payment date.

5 Rate shown is based on the 1 month LIBOR as of the most recent payment date.

6 Per the terms of the agreement, rate becomes effective 12/07/05.

7 Rate to be determined based on the 3 month LIBOR on 12/07/05.

8 Per the terms of the agreement, rate becomes effective 04/01/05.

9 Rate to be determined based on the 3 month LIBOR on 04/01/05.

10 Per the terms of the agreement, rate becomes effective 03/23/06.

11 Rate to be determined based on the 3 month LIBOR on 03/23/06.

12 Rate to be determined upon notice of event of default by The Goodyear Tire &
Rubber Company on 7.857% bond issue maturing 08/15/2011.

13 Rate to be determined upon notice of event of default by DJ CDX:NA.HY.3

14 Rate to be determined upon notice of event of default by Levi Strauss &
Company on 12.25% ond issue maturing 12/15/2012.

15 Rate to be determined upon notice of event of default by Teco Energy, Inc.
on 7.20% bond issue maturing 05/01/2011.

16 Rate to be determined upon notice of event of default by CMS Energy
    Corporation 8.50% bond issue maturing 04/15/2011.

     The Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Portfolios' net asset value,

138

                                BLACKROCK FUNDS

either in total or per share, or the total increase (decrease) in net assets from operations during any period.

                                                                           LOW DURATION BOND
                                           ---------------------------------------------------------------------------------
                                            BLACKROCK   INSTITUTIONAL     SERVICE     INVESTOR A   INVESTOR B    INVESTOR C
                                           ----------- --------------- ------------- ------------ ------------ -------------
     Net Investment Income Ratio ........
      9/30/2003 .........................          -%        (0.01)%        (0.01)%       (0.01)%      (0.01)%      (0.01)%
      9/30/2002 .........................          -%            -%             -%            -%           -%           -%
      9/30/2001 .........................          -%            -%         (0.01)%       (0.01)%          -%       (0.01)%
      9/30/2000 .........................          -%            -%             -%            -%           -%           -%
     Net Investment Income per Share.....
      9/30/2003 .........................   $      -      $      -       $      -      $      -     $      -     $      -
      9/30/2002 .........................   $      -      $      -       $      -      $      -     $      -     $      -
      9/30/2001 .........................   $      -      $      -       $      -      $      -     $      -     $      -
      9/30/2000 .........................  $   (0.01)     $      -       $      -      $      -     $      -     $      -

                                                              INTERMEDIATE GOVERNMENT BOND
                                           -----------------------------------------------------------------
                                            INSTITUTIONAL     SERVICE    INVESTOR A   INVESTOR B   INVESTOR C
                                           --------------- ------------ ------------ ------------ ------------
     Net Investment Income Ratio ........
      9/30/2003 .........................        0.05%          0.05%        0.05%        0.05%        0.05%
      9/30/2002 .........................        0.12%          0.11%        0.12%        0.12%        0.12%
      9/30/2001 .........................        0.01%          0.01%        0.01%        0.01%        0.01%
      9/30/2000 .........................           -%        (0.01)%          -%      (0.01)%          -%
     Net Investment Income per Share.....
      9/30/2003 .........................     $     -        $  0.01      $  0.01      $     -      $     -
      9/30/2002 .........................     $  0.01        $  0.01      $  0.02      $  0.02      $  0.01
      9/30/2001 .........................     $     -        $     -      $     -      $  0.01      $  0.01
      9/30/2000 .........................     $     -        $     -      $     -      $  0.01      $     -

                                                                            INTERMEDIATE BOND
                                           -----------------------------------------------------------------------------------
                                             BLACKROCK    INSTITUTIONAL     SERVICE     INVESTOR A   INVESTOR B    INVESTOR C
                                           ------------- --------------- ------------- ------------ ------------ -------------
     Net Investment Income Ratio ........
      9/30/2003 .........................     (0.08)%      (0.07)%      (0.08)%    (0.08)%    (0.07)%     (0.07)%
      9/30/2002 .........................     (0.02)%      (0.02)%      (0.02)%    (0.02)%    (0.02)%     (0.02)%
      9/30/2001 .........................        0.01%          0.01%          0.01%        0.01%        0.01%         0.01%
      9/30/2000 .........................     (0.01)%            -%       (0.01)%          -%           -%            -%
     Net Investment Income per Share.....
      9/30/2003 .........................    $      -       $  (0.01)      $  (0.01)    $  (0.01)    $  (0.01)     $  (0.01)
      9/30/2002 .........................    $  (0.01)      $  (0.01)      $      -     $  (0.01)    $      -      $      -
      9/30/2001 .........................    $      -       $   0.01       $      -     $   0.01     $      -      $      -
      9/30/2000 .........................    $      -       $      -       $      -     $      -     $      -      $      -

                               139

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                                        CORE BOND TOTAL RETURN
                                           --------------------------------------------------------------------------------
                                             BLACKROCK    INSTITUTIONAL     SERVICE    INVESTOR A   INVESTOR B   INVESTOR C
                                           ------------- --------------- ------------ ------------ ------------ -----------
     Net Investment Income Ratio ........
      9/30/2003 .........................        0.02%          0.01%         0.01%        0.01%        0.02%        0.01%
      9/30/2002 .........................     (0.10)%      (0.10)%       (0.10)%    (0.10)%      (0.10)%      (0.10)%
      9/30/2001 .........................        0.02%          0.01%         0.01%        0.01%        0.02%        0.01%
      9/30/2000 .........................     (0.02)%      (0.03)%       (0.01)%          -%           -%           -%
     Net Investment Income per Share.....
      9/30/2003 .........................    $      -       $      -       $     -     $      -      $     -      $     -
      9/30/2002 .........................    $  (0.01)      $  (0.01)      $     -     $  (0.01)     $     -      $     -
      9/30/2001 .........................    $      -       $      -       $     -     $   0.01      $     -      $     -
      9/30/2000 .........................    $      -       $      -       $     -     $      -      $     -      $     -

                                                                         CORE PLUS TOTAL RETURN
                                           -----------------------------------------------------------------------------------
                                             BLACKROCK    INSTITUTIONAL     SERVICE     INVESTOR A   INVESTOR B    INVESTOR C
                                           ------------- --------------- ------------- ------------ ------------ -------------
     Net Investment Income Ratio ........
      9/30/2003 .........................       (0.01)%        (0.01)%        (0.01)%       (0.01)%      (0.01)%      (0.01)%
     Net Investment Income per Share.....
      9/30/2003 .........................    $      -       $      -       $      -      $      -     $      -     $      -

                                                           GOVERNMENT INCOME
                                           --------------------------------------------------
                                            BLACKROCK   INVESTOR A   INVESTOR B   INVESTOR C
                                           ----------- ------------ ------------ ------------
     Net Investment Income Ratio ........
      9/30/2003 .........................      0.07%        0.07%        0.07%        0.07%
      9/30/2002 .........................         -%        0.20%        0.20%        0.21%
      9/30/2001 .........................         -%        0.09%        0.10%        0.09%
      9/30/2000 .........................         -%      (0.01)%          -%           -%
     Net Investment Income per Share.....
      9/30/2003 .........................   $  0.01      $  0.01      $  0.01      $  0.01
      9/30/2002 .........................   $     -      $  0.02      $  0.02      $  0.02
      9/30/2001 .........................   $     -      $  0.01      $  0.01      $     -
      9/30/2000 .........................   $     -      $     -      $     -      $     -

                                                                                GNMA
                                           ------------------------------------------------------------------------------
                                            BLACKROCK   INSTITUTIONAL     SERVICE    INVESTOR A   INVESTOR B   INVESTOR C
                                           ----------- --------------- ------------ ------------ ------------ -----------
     Net Investment Income Ratio ........
      9/30/2003 .........................       0.11%         0.12%         0.11%        0.12%        0.12%        0.11%
      9/30/2002 .........................          -%         0.37%         0.36%        0.37%        0.37%        0.36%
      9/30/2001 .........................          -%      (0.10)%     (0.10)%    (0.10)%     (0.10)%     (0.10)%
      9/30/2000 .........................          -%         0.14%         0.15%        0.15%        0.14%        0.14%
     Net Investment Income per Share.....
      9/30/2003 .........................    $     -      $   0.02      $   0.01     $   0.01      $  0.01      $  0.01
      9/30/2002 .........................    $     -      $   0.02      $   0.01     $   0.03      $  0.02      $  0.01
      9/30/2001 .........................    $     -      $  (0.01)     $  (0.01)    $  (0.01)     $     -      $     -
      9/30/2000 .........................    $     -      $   0.01      $   0.01     $   0.01      $  0.01      $  0.02

140

                          BLACKROCK FUNDS

                                                                      MANAGED INCOME
                                           ------------------------------------------------------------------
                                            INSTITUTIONAL     SERVICE     INVESTOR A   INVESTOR B   INVESTOR C
                                           --------------- ------------- ------------ ------------ ------------
     Net Investment Income Ratio ........
      9/30/2003 .........................      (0.03)%      (0.03)%    (0.03)%    (0.02)%    (0.02)%
      9/30/2002 .........................      (0.04)%      (0.04)%    (0.04)%    (0.04)%    (0.05)%
      9/30/2001 .........................         0.01%          0.01%        0.01%        0.01%        0.01%
      9/30/2000 .........................      (0.01)%      (0.01)%    (0.01)%    (0.01)%    (0.01)%
     Net Investment Income per Share.....
      9/30/2003 .........................     $      -       $      -     $      -     $      -     $      -
      9/30/2002 .........................     $  (0.01)      $  (0.01)    $  (0.01)    $  (0.01)    $  (0.01)
      9/30/2001 .........................     $      -       $      -     $      -     $      -     $      -
      9/30/2000 .........................     $      -       $  (0.01)    $      -     $      -     $      -

     Investment Transactions and Investment Income - Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Dividends are recorded on the ex-dividend date.

     Repurchase Agreements - Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price.
The agreements are conditioned upon the collateral being deposited under the
Federal Reserve book-entry system or held in a separate account by the
Portfolio's custodian or an authorized securities depository.

     Reverse Repurchase Agreements - The Portfolios may enter into reverse repurchase agreements with qualified third party brokers-dealers as determined by and under the direction of the Portfolio's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the statement of assets and liabilities. At the time the Portfolios enter into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     Futures Transactions - The Portfolios use futures and options on futures contracts typically as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The Portfolio may also use these instruments for leverage. These futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolios are required to deposit cash or pledge securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolios each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios' basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities.
Second, it is possible that a lack of liquidity for futures contracts could exist in the market, resulting in an inability to liquidate a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     Stripped Mortgage Backed Securities - The Portfolios may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO"
class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in IOs. Such securities will be considered

                                                                             141

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

liquid only if so determined in accordance with guidelines established by the
Trustees. The Portfolios also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Portfolio's limit on illiquid securities.

     Investing in Government Sponsored Enterprises - The Portfolios invest in securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac")
and similar United States Government sponsored entities such as Federal
National Mortgage Association ("Fannie Mae") and the Federal Home Loan Banks
("FHLB's"). Freddie Mac, Fannie Mae, and FHLB's, although chartered and sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by Freddie Mac, Fannie Mae and
FHLB's are neither guaranteed nor insured by the United States Government.

     Option Writing/Purchasing - The Portfolios may write or purchase financial options contracts for the purpose of hedging or earning additional income, which may be deemed speculative. When the Portfolios write or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the
Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios as writers of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Swaptions Writing - The Portfolios may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield.
Swaption contracts wirtten by the Portfolios represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

     When a Portfolio writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Assets and Liabilities or Statement of Net
Assets. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Portfolio as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

     Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Portfolios enter into swaption contracts with counterparties whose creditworthiness has been evaluated by BlackRock. The Portfolios bear the market risk arising from any change in index values or interest rates.

     Written or Purchased Option and Swaption transactions entered into during the six months ended March 31, 2005 are summarized as follows:

                                       INTERMEDIATE                   INTERMEDIATE                  INTERMEDIATE
                                      GOVERNMENT BOND                     BOND                        PLUS BOND
                                ---------------------------   -----------------------------   -------------------------
                                 NUMBER OF                     NUMBER OF                       NUMBER OF
                                 CONTRACTS       PREMIUM       CONTRACTS        PREMIUM        CONTRACTS      PREMIUM
                                -----------   -------------   -----------   ---------------   -----------   -----------
 Balance at 9/30/04 .........       4,410      $  568,835        11,512      $  1,350,390           2        $   1,325
 Purchased ..................      (1,578)       (149,348)       (5,056)         (476,572)           (8)        (3,616)
 Written ....................       3,744         724,417        11,533         2,417,345         832           98,025
 Expired ....................       1,543         136,808         4,946           437,352           2            1,097
 Closed .....................      (3,639)       (341,808)      (11,220)       (1,097,165)       (398)         (35,970)
                                   ------      ----------       -------      ------------        ------      ---------
 Balance at 3/31/05 .........       4,480      $  938,904        11,715      $  2,631,350         430        $  60,861
                                   ======      ==========       =======      ============        ======      =========

142

                          BLACKROCK FUNDS

                                          CORE BOND                      CORE PLUS
                                        TOTAL RETURN                   TOTAL RETURN                GOVERNMENT INCOME
                                -----------------------------   ---------------------------   ---------------------------
                                 NUMBER OF                       NUMBER OF                     NUMBER OF
                                 CONTRACTS        PREMIUM        CONTRACTS       PREMIUM       CONTRACTS       PREMIUM
                                -----------   ---------------   -----------   -------------   -----------   -------------
 Balance at 9/30/04 .........      37,600      $  6,144,238         3,642      $  552,320          (72)       $ (30,885)
 Purchased ..................     (23,776)       (1,675,099)       (2,806)       (203,394)        (217)         (96,840)
 Written ....................      40,916         8,803,842         5,263       1,099,842          423          294,246
 Expired ....................      23,315           817,793         2,742          96,327           71           37,887
 Closed .....................     (29,567)       (3,184,259)       (3,482)       (372,185)          44           (5,276)
                                  -------      ------------        ------      ----------         ----        ---------
 Balance at 3/31/05 .........      48,488      $ 10,906,515         5,359      $1,172,910          249        $ 199,132
                                  =======      ============        ======      ==========         ====        =========

                                        INFLATION
                                     PROTECTED BOND                    GNMA                     MANAGED INCOME
                                -------------------------   ---------------------------   ---------------------------
                                 NUMBER OF                   NUMBER OF                     NUMBER OF
                                 CONTRACTS      PREMIUM      CONTRACTS       PREMIUM       CONTRACTS       PREMIUM
                                -----------   -----------   -----------   -------------   -----------   -------------
 Balance at 9/30/04 .........        6         $  4,032         (108)       $ (47,058)       14,500      $2,500,874
 Purchased ..................      (14)          (4,852)        (124)         (52,231)       (7,378)       (510,290)
 Written ....................      308          129,723          221          152,748        11,125       2,640,888
 Expired ....................         (2)          (664)         121           60,418         7,242         241,835
 Closed .....................         (6)        (4,032)          17          (11,782)       (9,266)       (984,485)
                                   ------      --------         ----        ---------        ------      ----------
 Balance at 3/31/05 .........      292         $124,207          127        $ 102,095        16,223      $3,888,822
                                   =====       ========         ====        =========        ======      ==========

                                     INTERNATIONAL BOND             HIGH YIELD BOND
                                  -------------------------   ---------------------------
                                   NUMBER OF                   NUMBER OF
                                   CONTRACTS      PREMIUM      CONTRACTS       PREMIUM
                                  -----------   -----------   -----------   -------------
   Balance at 9/30/04 .........         56       $  37,002         302       $  162,256
   Purchased ..................          -               -           -                -
   Written ....................      1,522         145,179         350          223,643
   Expired ....................        (28)         (8,344)       (407)        (262,866)
   Closed .....................        (70)        (42,296)          -                -
                                     -----       ---------        ----       ----------
   Balance at 3/31/05 .........      1,480       $ 131,541         245       $  123,033
                                     =====       =========        ====       ==========

     TBA Purchase Commitments - The Portfolios may enter into "TBA" (to be announced) purchases or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a
Portfolios' other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation".

     Mortgage Dollar Rolls - The Portfolios may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolios sell mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolios account for such dollar rolls as purchases and sales and receive compensation, in either "fee" or "drop", as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a
Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder.
Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

                                                                             143

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     Financing Transactions - The Portfolios may enter into financing transactions consisting of a sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

     Inflation-indexed Bonds - Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S.
Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     Bridge Debt Commitments - At March 31, 2005, the High Yield Bond Portfolio
had $24,507,000 in commitments outstanding to fund high yield bridge debt. The
High Yield Bond Portfolio is entitled to a fee upon the expiration of the commitment period, generally within six months of the initial commitment date.
The bridge debt terms approximate market rates at the time the commitment is entered into.

     Securities Lending - Through an agreement with PFPC Trust Co., the
Portfolios may lend portfolio securities to certain brokers, dealers or other financial institutions that pay the Portfolios a negotiated fee. Prior to the close of each business day, loans of U.S. securities are secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of foreign securities are secured by collateral at least equal to 105% of the market value of securities on loan. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Cash collateral received in connection with the securities lending is invested in short-term investments by the lending agent. The lending agent has hired BlackRock Capital Management,
Inc. ("BCM"), a wholly-owned subsidiary of BlackRock, Inc., and pays BCM to provide advisory services with respect to the collateral of all of the clients of its securities lending program. The lending agent may invest such collateral in short-term investments, including the Institutional Money Market Trust (the
"Trust"), a portfolio of money market securities, or high-quality, short-term instruments with a maturity date not to exceed 397 days. BCM serves as investment adviser to the Trust, but receives no fees from the Trust for these services. Administrative and accounting services are provided by PFPC Inc.
("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services
Group, Inc. PFPC is paid a fee from the Trust at an annual rate not to exceed
0.10% of the Trust's average daily net assets.

144

                          BLACKROCK FUNDS

                                     MARKET VALUE      MARKET VALUE OF         TOTAL MARKET
                                    OF SECURITIES      CASH COLLATERAL           VALUE OF
                                       ON LOAN      INVESTED IN THE TRUST   COLLATERAL RECEIVED
                                   --------------- ----------------------- --------------------
 Intermediate Bond ..............    $ 3,210,691         $ 3,340,800            $ 3,340,800
 Core Bond Total Return .........      6,508,925           6,686,430              6,686,430
 Managed Income .................      2,282,149           2,332,000              2,332,000
 International Bond .............      2,951,000           3,016,000              3,016,000
 High Yield Bond ................     81,432,265          86,493,930             86,493,930

     In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     Transfers In-Kind - During the period ended September 30, 2004, certain shareholders of the Enhanced Income Portfolio, Core Bond Total Return Portfolio
and the Intermediate Plus Portfolio transferred cash and securities with a value of $31,831,191, $183,623,838 and $22,630,997, respectively, in exchange for Portfolio shares. The securities contributed were subject to a taxable event prior to the in-kind transfers to the Portfolios and had the same market value and cost basis as of the date of transfer. Accordingly, for purposes of generally accepted accounting principles, the book cost of any securities transferred in-kind to the Portfolios were equal to the market value of such securities on their date of contribution to the Portfolios resulting in no difference between book cost and tax cost.

     Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("Generally Accepted Accounting Principles") requires the use of management estimates. Actual results could differ from these estimates.

     Other - Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the
United States. Consequently, acquisition and disposition of securities by the
Portfolios may be inhibited.

     Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the
Portfolios on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a
Portfolio are due to class-specific expenses, waivers and accrual adjustments.
Income, other expenses and realized and unrealized gains and losses of a
Portfolio are allocated to the respective class on the basis of the relative net assets each day.

                                                                             145

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

                                    Class Specific Fee Arrangements
           Portfolio                                         Share Classes
                                       BlackRock             Institutional              Service
                                 Contractual    Actual   Contractual    Actual   Contractual    Actual
                                     Fees      Fees(4)       Fees      Fees(4)     Fees(1)     Fees(4)
 Enhanced Income                     None        None        None        None   0.25%         0.25%
 Low Duration Bond                   None        None        None        None   0.25%         0.25%
 Intermediate Government Bond        N/A         N/A         None        None   0.25%         0.25%
 Intermediate Bond                   None        None        None        None   0.25%         0.25%
 Intermediate PLUS Bond              None        None        None        None   0.25%         0.25%
 Core Bond Total Return              None        None        None        None   0.25%         0.25%
 Core PLUS Total Return              None        None        None        None   0.25%         0.25%
 Government Income                   None        None        N/A         N/A    0.25%         0.25%
 Inflation Protected Bond            None        None        None        None   0.25%         0.25%
 GNMA                                None        None        None        None   0.25%         0.25%
 Managed Income                      N/A         N/A         None        None   0.25%         0.25%
 International Bond                  None        None        None        None   0.25%         0.25%
 High Yield Bond                     None        None        None        None   0.25%         0.25%

           Portfolio                                         Share Classes
                                      Investor A              Investor B               Investor C
                                 Contractual    Actual   Contractual    Actual   Contractual    Actual
                                   Fees(2)     Fees(4)     Fees(3)     Fees(4)     Fees(3)      Fees(4)
 Enhanced Income                0.35%         0.25%         N/A         N/A         N/A         N/A
 Low Duration Bond              0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Intermediate Government Bond   0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Intermediate Bond              0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Intermediate PLUS Bond         0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Core Bond Total Return         0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Core PLUS Total Return         0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Government Income              0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Inflation Protected Bond       0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 GNMA                           0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Managed Income                 0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 International Bond             0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 High Yield Bond                0.35%         0.25%     1.00%         1.00%     1.00%         1.00%

(1) - The maximum annual contractual fees are comprised of a 0.25% service fee.
(2) - The maximum annual contractual fees are comprised of a 0.10% distribution fee and a  0.25% service fee.
(3) - The maximum annual contractual fees are comprised of a 0.75% distribution fee and a  0.25% service fee.
(4) - The actual fees are as of March 31, 2005.

      The BlackRock shares bear a Transfer Agent fee at an annual rate not to exceed 0.005% of the average daily net assets plus per account fees and disbursements and each of the Institutional, Service, Investor A, Investor B and Investor C share classes bear a Tranfer Agent fee at an annual rate not to exceed 0.018% of the average daily net assets of such respective classes plus per account fees and disbursements.

     For the six months ended March 31, 2005, the following shows the various types of class specific expenses borne directly by each class of each Portfolio and any associated waivers of those expenses.

                                                       SHARE CLASSES
ADMINISTRATION FEES                       ---------------------------------------
                                           BLACKROCK   INSTITUTIONAL    SERVICE
                                          ----------- --------------- -----------
   Enhanced Income ...................... $ 3,431         $ 30,726    $     9
   Low Duration Bond .................... 115,265          332,074    258,069
   Intermediate Government Bond .........       -          172,145        948
   Intermediate Bond ....................  79,036          236,872     65,305
   Intermediate PLUS Bond ...............   4,541                -          -
   Core Bond Total Return ............... 186,396          450,721    110,108
   Core PLUS Total Return ...............  58,690                -         22
   Government Income ....................   1,908                -    110,274
   Inflation Protected Bond .............   4,217            1,613          -
   GNMA .................................   1,874          100,841      2,709
   Managed Income .......................       -          448,238     54,413
   International Bond ...................  11,140          171,999     67,813
   High Yield Bond ......................  23,524          121,349     92,992

                                                            SHARE CLASSES
ADMINISTRATION FEES                       --------------------------------------------------
                                           INVESTOR A   INVESTOR B   INVESTOR C     TOTAL
                                          ------------ ------------ ------------ -----------
   Enhanced Income ...................... $     -        $      -     $      -   $ 34,166
   Low Duration Bond ....................  60,834          43,975       78,479    888,696
   Intermediate Government Bond ......... 115,157          26,076       12,181    326,507
   Intermediate Bond ....................  24,121           9,463        9,681    424,478
   Intermediate PLUS Bond ...............       2               -            -      4,543
   Core Bond Total Return ...............  99,198          39,446       59,993    945,862
   Core PLUS Total Return ...............      12              71            4     58,799
   Government Income .................... 106,082          31,603       19,168    269,035
   Inflation Protected Bond .............     995             156          373      7,354
   GNMA .................................  12,073          17,717       25,905    161,119
   Managed Income .......................  24,831           6,218          781    534,481
   International Bond ................... 112,409          13,951       33,817    411,129
   High Yield Bond ...................... 108,994          75,635       45,621    468,115

146

                          BLACKROCK FUNDS

                                                                SHARE CLASSES
ADMINISTRATION FEES WAIVED                ---------------------------------------------------------
                                            BLACKROCK    INSTITUTIONAL     SERVICE        TOTAL
                                          ------------- --------------- ------------ --------------
   Enhanced Income ......................  $   (3,431)    $  (12,314)    $       -     $  (15,745)
   Low Duration Bond ....................    (115,265)       (17,002)            -       (132,267)
   Intermediate Government Bond .........           -       (172,145)         (618)      (172,763)
   Intermediate Bond ....................     (79,036)       (12,924)            -        (91,960)
   Intermediate PLUS Bond ...............      (4,541)             -             -         (4,541)
   Core Bond Total Return ...............    (186,396)       (23,223)            -       (209,619)
   Core PLUS Total Return ...............     (58,690)             -             -        (58,690)
   Government Income ....................      (1,908)             -             -         (1,908)
   Inflation Protected Bond .............      (4,217)          (414)            -         (4,631)
   GNMA .................................      (1,874)        (5,143)            -         (7,017)
   Managed Income .......................           -       (448,238)      (35,111)      (483,349)
   International Bond ...................      (4,613)             -             -         (4,613)
   High Yield Bond ......................     (23,524)        (6,753)            -        (30,277)

                                                                               SHARE CLASSES
TRANSFER AGENT FEES                       ---------------------------------------------------------------------------------------
                                           BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C     TOTAL
                                          ----------- --------------- --------- ------------ ------------ ------------ ----------
   Enhanced Income ......................   $   490       $ 3,814      $     1     $     -      $    -       $    -    $ 4,305
   Low Duration Bond ....................    18,067        41,223       32,036       7,521       5,459        9,742    114,048
   Intermediate Government Bond .........         -        21,370          118      14,295       3,237        1,512     40,532
   Intermediate Bond ....................    11,291        29,405        8,107       2,994       1,174        1,202     54,173
   Intermediate PLUS Bond ...............       649             -            -           -           -            -        649
   Core Bond Total Return ...............    37,200        56,772       13,669      12,314       4,897        7,447    132,299
   Core PLUS Total Return ...............     8,384             -            2           1          10            -      8,397
   Government Income ....................       273             -       13,689      13,169       3,924        2,379     33,434
   Inflation Protected Bond .............       603           200            -         118          19           46        986
   GNMA .................................       268        12,518          340       1,499       2,199        3,216     20,040
   Managed Income .......................         -        56,441        6,755       3,082         772           97     67,147
   International Bond ...................     1,591        21,352        8,418      13,954       1,732        4,198     51,245
   High Yield Bond ......................     3,360        15,064       11,545      13,530       9,389        5,663     58,551

                                                                             147

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                                       SHARE CLASSES
SHAREHOLDER SERVICE FEES                    --------------------------------------------------------------------
                                              SERVICE     INVESTOR A     INVESTOR B     INVESTOR C       TOTAL
                                            ----------   ------------   ------------   ------------   ----------
   Enhanced Income ......................    $     15      $      -       $      -       $      -      $     15
   Low Duration Bond ....................     449,946       104,461         75,820        135,308       765,535
   Intermediate Government Bond .........       1,634       198,433         44,935         21,001       266,003
   Intermediate Bond ....................     112,179        41,588         16,316         16,692       186,775
   Intermediate PLUS Bond ...............           -             2              -              -             2
   Core Bond Total Return ...............     189,844       103,436         67,998        171,025       532,303
   Core PLUS Total Return ...............          36             8            123             20           187
   Government Income ....................     190,128       182,881         54,497         33,047       460,553
   Inflation Protected Bond .............           -         1,716            268            642         2,626
   GNMA .................................       4,722        20,815         30,547         44,664       100,748
   Managed Income .......................      93,816        42,813         10,720          1,347       148,696
   International Bond ...................     115,925       193,809         24,050         58,306       392,090
   High Yield Bond ......................     157,867        78,596        130,400        187,824       554,687

                                                                  SHARE CLASSES
DISTRIBUTION FEES                           ---------------------------------------------------------
                                             INVESTOR A     INVESTOR B     INVESTOR C        TOTAL
                                            ------------   ------------   ------------   ------------
   Low Duration Bond ....................     $ 41,740      $ 227,459      $ 405,925      $ 675,124
   Intermediate Government Bond .........       79,275        134,877         63,003        277,155
   Intermediate Bond ....................       16,633         48,949         50,076        115,658
   Intermediate PLUS Bond ...............            1              -              -              1
   Core Bond Total Return ...............       68,032        204,400        310,308        582,740
   Core PLUS Total Return ...............            8            367             23            398
   Government Income ....................       73,276        163,490         99,142        335,908
   Inflation Protected Bond .............          686            805          1,927          3,418
   GNMA .................................        8,118         91,825        133,992        233,935
   Managed Income .......................       17,106         32,161          4,041         53,308
   International Bond ...................       78,038         72,162        174,917        325,117
   High Yield Bond ......................       75,123        391,217        235,969        702,309

                                              SHARE CLASSES
DISTRIBUTION FEES WAIVED                    ----------------
                                               INVESTOR A
                                            ----------------
   Low Duration Bond ....................      $ (41,740)
   Intermediate Government Bond .........        (79,275)
   Intermediate Bond ....................        (16,633)
   Intermediate PLUS Bond ...............               (1)
   Core Bond Total Return ...............        (68,032)
   Core PLUS Total Return ...............               (8)
   Government Income ....................        (73,276)
   Inflation Protected Bond .............           (686)
   GNMA .................................         (8,118)
   Managed Income .......................        (17,106)
   International Bond ...................        (78,038)
   High Yield Bond ......................        (75,123)

(D) Transactions with Affiliates and Related Parties

     Pursuant to an Investment Advisory Agreement, BlackRock serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc.,
("BFM"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of
The PNC Financial Services Group, Inc.

148

                                BLACKROCK FUNDS

     For its advisory services, BlackRock is entitled to receive fees, computed daily and payable monthly, at the following annual rates, based on each
Portfolio's average daily net assets:

                                         EACH PORTFOLIO
                                  EXCEPT THE ENHANCED INCOME,
                                 INTERNATIONAL BOND, INFLATION   INTERNATIONAL BOND   INFLATION PROTECTED
                                     PROTECTED BOND & GNMA             & GNMA                BOND
                                ------------------------------- -------------------- --------------------
                                           INVESTMENT                INVESTMENT           INVESTMENT
AVERAGE DAILY NET ASSETS                  ADVISORY FEE              ADVISORY FEE         ADVISORY FEE
------------------------------- ------------------------------- -------------------- --------------------
     first $1 billion                         .500%                      .550%                .400%
     $1 billion-$2 billion                    .450                       .500                 .375
     $2 billion-$3 billion                    .425                       .475                 .350
     greater than $3 billion                  .400                       .450                 .325

     The investment advisory fee for the Enhanced Income Portfolio is .40%.

     For the six months ended March 31, 2005, advisory fees and waivers are as follows:

                                                 GROSS                      NET
                                               ADVISORY                  ADVISORY
                                                  FEE        WAIVER         FEE
                                             ------------ ------------ ------------
     Enhanced Income ......................   $  124,076   $  107,263   $   16,813
     Low Duration Bond ....................    4,273,223    2,134,964    2,138,259
     Intermediate Government Bond .........    1,124,779      348,141      776,638
     Intermediate Bond ....................    2,320,196      993,442    1,326,754
     Intermediate PLUS Bond ...............       64,879       62,555        2,324
     Core Bond Total Return ...............    5,906,570    2,691,988    3,214,582
     Core PLUS Total Return ...............      838,791      466,320      372,471
     Government Income ....................      951,772      464,092      487,680
     Inflation Protected Bond .............       57,088       57,088            -
     GNMA .................................      632,752      385,739      247,013
     Managed Income .......................    1,865,271      143,429    1,721,842
     International Bond ...................    1,698,296        1,933    1,696,363
     High Yield Bond ......................    1,867,960      573,047    1,294,913

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements.
The agreements set a limit on certain of the operating expenses of each
Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.  These expense limits apply to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses). At March 31, 2005, the receivable from BlackRock in the Inflation Protected Bond Portfolio was $2,350.

     Effective February 1, 2005, BlackRock and BFM has contractually agreed to waive or reimburse fees or expenses in order to limit expenses:

                                                                         SHARE CLASSES
PORTFOLIO                                 ---------------------------------------------------------------------------
                                           BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                          ----------- --------------- --------- ------------ ------------ -----------
   Enhanced Income ......................     0.30%         0.40%        0.75%       0.80%       NA           NA
   Low Duration Bond ....................     0.40%         0.55%        0.85%       0.90%        1.65%       1.65%
   Intermediate Government Bond .........     NA            0.60%        0.90%       1.07%        1.82%       1.82%
   Intermediate Bond ....................     0.45%         0.60%        0.90%       0.95%        1.70%       1.70%
   Intermediate PLUS Bond ...............     0.40%         0.55%        0.85%       0.90%        1.65%       1.65%
   Core Bond Total Return ...............     0.40%         0.55%        0.85%       0.90%        1.65%       1.65%
   Core PLUS Total Return ...............     0.40%         0.55%        0.85%       0.90%        1.65%       1.65%
   Government Income ....................     0.45%         NA           0.90%       1.07%        1.82%       1.82%
   Inflation Protected Bond .............     0.30%         0.40%        0.75%       0.85%        1.60%       1.60%
   GNMA .................................     0.45%         0.60%        0.90%       1.07%        1.82%       1.82%

                               149

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                                      SHARE CLASSES
PORTFOLIO                         -------------------------------------------------------------------------------------
                                   BLACKROCK     INSTITUTIONAL     SERVICE     INVESTOR A     INVESTOR B     INVESTOR C
                                  -----------   ---------------   ---------   ------------   ------------   -----------
   Managed Income .............       NA              0.65%          0.95%         1.12%          1.87%         1.87%
   International Bond .........       0.78%           1.03%          1.33%         1.50%          2.25%         2.25%
   High Yield Bond ............       0.55%           0.70%          1.00%         1.17%          1.92%         1.92%

     If in the following two years the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay
BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock at the previous quarterly meeting.

     At March 31, 2005, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                                                                                     TOTAL WAIVERS
                                                EXPIRING           EXPIRING           EXPIRING        SUBJECT TO
                                            JANUARY 31, 2006   JANUARY 31, 2007   JANUARY 31, 2008   REIMBURSEMENT
                                           ------------------ ------------------ ------------------ --------------
      Enhanced Income ...................      $        -         $  271,986          $ 43,125       $   315,111
      Low Duration Bond .................       3,619,537          4,373,486           696,922         8,689,945
      Intermediate Government Bond ......         639,093            644,606           235,037         1,518,736
      Intermediate Bond .................       1,750,280          2,070,723           341,393         4,162,396
      Intermediate PLUS Bond ............               -            146,763            22,797           169,560
      Core Bond Total Return ............       5,029,818          5,428,876           943,609        11,402,303
      Core PLUS Total Return ............         606,696            941,716           192,222         1,740,634
      Government Income .................         361,714            370,960            87,523           820,197
      Inflation Protected Bond ..........               -            182,591            31,766           214,357
      GNMA Portfolio ....................         830,940            696,440           109,965         1,637,345
      Managed Income ....................       1,600,137          1,236,635           216,139         3,052,911
      International Bond ................          16,453             26,818             3,417            46,688
      High Yield Bond ...................         740,256            686,917           121,434         1,548,607

BlackRock pays BFM fees for its sub-advisory services.

     PFPC, an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each
Portfolio, at the following annual rates: 0.085% of the first $500 million,
0.075% of the next $500 million and 0.065% of assets in excess of $1 billion.
In addition, each of the share classes, except for the BlackRock Class, is charged an administration fee based on the following percentage of average daily net assets of each respective class: 0.145% of the first $500 million,
0.135% of the next $500 million and 0.125% of assets in excess of $1 billion.
The BlackRock Class is charged an administration fee of 0.035% of the first
$500 million, 0.025% of the next $500 million and 0.015% of assets in excess of
$1 billion based upon average daily net assets. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio or share class.

150

                                BLACKROCK FUNDS

     For the six months ended March 31, 2005, administration fees and waivers are as follows:

                                               GROSS                            NET
                                          ADMINISTRATION                   ADMINISTRATION
                                                FEE            WAIVER           FEE
                                         ----------------   -----------   ---------------
Enhanced Income ......................      $   60,532       $ 19,687        $   40,845
Low Duration Bond ....................       1,544,722        132,267         1,412,455
Intermediate Government Bond .........         513,577        172,763           340,814
Intermediate Bond ....................         797,439         91,960           705,479
Intermediate PLUS Bond ...............          15,572          6,798             8,774
Core Bond Total Return ...............       1,847,753        209,619         1,638,134
Core PLUS Total Return ...............         201,393         58,690           142,703
Government Income ....................         430,836          1,908           428,928
Inflation Protected Bond .............          19,485         16,762             2,723
GNMA .................................         258,908          7,017           251,891
Managed Income .......................         839,203        483,349           355,854
International Bond ...................         667,075          4,613           662,462
High Yield Bond ......................         773,241         30,277           742,964

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services
Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Pursuant to the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"), the Portfolio may pay BlackRock Distributors, Inc. (the
"Distributor") and/or BlackRock or any other affiliate of PNC Financial
Services Group, Inc. fees for distribution and sales support services.
Currently, only Investor A Shares, Investor B Shares and Investor C Shares bear the expense of distribution fees under the Plan. In addition, the Portfolio may pay brokers, dealers, financial institutions and industry professionals
(including PNC Financial Services Group, Inc. and its affiliates) ("service organizations") fees for the provision of personal services to shareholders.
BlackRock may receive some of the service fees paid by the Portfolio in return for providing services to shareholders. Currently, only Investor A Shares,
Investor B Shares, Investor C Shares and Service Shares bear the expense of service fees under the Plan.

     At March 31, 2005, affiliated payables were as follows:

                                                                               PNC BANK
                                             PFPC (1)     BLACKROCK (2)     AFFILIATES (3)
                                            ----------   ---------------   ---------------
   Enhanced Income ......................    $  9,417        $  8,181          $     10
   Low Duration Bond ....................     254,090         491,434           222,363
   Intermediate Government Bond .........     244,005         267,688           177,753
   Intermediate Bond ....................     124,533         284,252            47,070
   Intermediate PLUS Bond ...............       5,188             412                 3
   Core Bond Total Return ...............     308,626         683,733           173,337
   Core PLUS Total Return ...............      46,948          72,742               119
   Government Income ....................      69,020         145,689           135,173
   Inflation Protected Bond .............       5,477               -             2,279
   GNMA .................................      49,279          62,326            52,208
   Managed Income .......................     119,260         293,050            31,261
   International Bond ...................     117,771         460,602           129,034
   High Yield Bond ......................     220,415         373,322           255,870

(1) - Payables to PFPC and PFPC Trust Co. are for Accounting, Administration,
   Custody and Transfer Agent services provided as of March 31, 2005.
(2) - Payables to BlackRock are for Advisory and Administration services provided as of March 31, 2005.
(3) - Payables to PNC Financial Services Group, Inc. affiliates are for distribution and sales support services as described under the Plan. The total payable on behalf of the Fund, as of March 31, 2005, was $5,561,651, substantially all of which is paid to service organizations, including other PNC Bank affiliates.

                                                                             151

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(E) Purchases and Sales of Securities

     For the six months ended March 31, 2005, purchases and sales of securities, other than short-term investments, dollar rolls and U.S. government securities, were as follows:

                                                PURCHASES            SALES
                                            ----------------   ----------------
   Enhanced Income ......................   $  46,977,459      $   5,723,474
   Low Duration Bond ....................     832,217,335        269,717,175
   Intermediate Government Bond .........     265,072,914        108,985,553
   Intermediate Bond ....................     334,648,489        273,645,728
   Intermediate PLUS Bond ...............      20,829,209         24,079,052
   Core Bond Total Return ...............   1,318,235,983      1,601,748,712
   Core PLUS Total Return ...............     213,658,734        209,154,847
   Government Income ....................     946,718,693        883,961,494
   Inflation Protected Bond .............       4,177,712                  -
   GNMA .................................     506,623,952        503,452,773
   Managed Income .......................     368,446,940        497,010,766
   International Bond ...................     647,368,313        262,737,330
   High Yield Bond ......................     607,726,842        525,604,916

      For the six months ended March 31, 2005, purchases and sales of U.S.
government securities were as follows:

                                                PURCHASES            SALES
                                            ----------------   ----------------
   Enhanced Income ......................   $  44,236,396      $  38,602,074
   Low Duration Bond ....................   1,171,699,642      1,378,336,027
   Intermediate Government Bond .........     377,797,800        323,691,581
   Intermediate Bond ....................     892,969,326        614,292,113
   Intermediate PLUS Bond ...............      23,322,208         19,783,906
   Core Bond Total Return ...............   3,465,013,618      2,465,107,019
   Core PLUS Total Return ...............     493,185,757        350,937,149
   Government Income ....................     478,035,455        329,268,527
   Inflation Protected Bond .............      96,616,401         62,473,969
   GNMA .................................     280,542,321        212,527,579
   Managed Income .......................     816,028,743        705,171,300
   International Bond ...................     693,772,691        321,864,084
   High Yield Bond ......................     109,988,534          3,197,477

152

                                BLACKROCK FUNDS

(F) Capital Shares

     Transactions in capital shares for each period were as follows:

                                                                          ENHANCED INCOME
                                              ------------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED               FOR THE PERIOD 3/4/041
                                                            3/31/05                          THROUGH 9/30/04
                                              -----------------------------------   ----------------------------------
                                                    SHARES             VALUE             SHARES             VALUE
                                              -----------------   ---------------   ---------------   ----------------
Shares sold:
   BlackRock Class ........................       2,418,161        $  23,980,048        5,073,642      $ 50,670,2722
   Institutional Class ....................       2,681,338           26,615,059        4,224,099         42,063,617
   Service Class ..........................           4,994               49,092               10                100
   Investor A Class .......................               -                    -               10                100
Shares issued in reinvestment of dividends:
   BlackRock Class ........................          15,055              149,339           16,269            162,231
   Institutional Class ....................               -                    2            1,266             12,605
   Service Class ..........................               4                   42                -                  -
   Investor A Class .......................               -                    1                -                  -
Shares redeemed:
   BlackRock Class ........................      (1,281,094)         (12,712,190)      (3,211,406)       (31,937,984)
   Institutional Class ....................      (2,229,536)         (22,108,964)        (608,083)        (6,045,246)
   Service Class ..........................                (4)               (39)               -                  -
                                                 -------------     -------------       ----------      -------------
Net increase ..............................       1,608,918        $  15,972,390        5,495,807      $  54,925,695
                                                 ============      =============       ==========      =============

                                                                            LOW DURATION BOND
                                                 ------------------------------------------------------------------------
                                                       FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                                               3/31/05                             9/30/04
                                                 ------------------------------------ ---------------------------------
                                                      SHARES             VALUE               SHARES            VALUE
                                                 ---------------- -------------------   ---------------- ----------------
Shares sold:
   BlackRock Class .............................     14,780,462     $   148,449,423         44,025,335    $  446,498,575
   Institutional Class .........................      8,128,303          81,799,101         24,282,119       245,998,351
   Service Class ...............................      8,296,446          83,418,838         16,906,063       171,124,176
   Investor A Class ............................      1,821,988          18,318,886          6,586,743        66,824,073
   Investor B Class ............................        155,503           1,563,180          1,237,328        12,527,828
   Investor C Class ............................        578,313           5,811,710          2,875,003        29,091,603
Shares issued in reinvestment of dividends:
   BlackRock Class .............................        738,703           7,414,385          1,397,157        14,141,528
   Institutional Class .........................         43,626             438,391            211,305         2,142,104
   Service Class ...............................        425,219           4,270,962            632,774         6,408,949
   Investor A Class ............................         81,524             819,004            150,038         1,520,489
   Investor B Class ............................         23,358             234,484             49,840           505,072
   Investor C Class ............................         33,297             334,178             80,404           814,680
Shares redeemed:
   BlackRock Class .............................    (21,490,537)       (216,188,570)       (29,993,094)     (302,896,298)
   Institutional Class .........................    (13,147,426)       (132,198,686)       (23,820,299)     (241,181,632)
   Service Class ...............................     (5,704,398)        (57,358,833)        (7,559,029)      (76,490,802)
   Investor A Class ............................     (2,371,840)        (23,864,717)        (8,056,604)      (81,466,569)
   Investor B Class ............................     (1,261,319)        (12,685,844)        (2,925,422)      (29,616,425)
   Investor C Class ............................     (3,909,962)        (39,314,136)        (9,991,118)     (101,156,376)
                                                    -----------     ---------------        -----------    --------------
Net increase (decrease) ........................    (12,778,740)    $  (128,738,244)        16,088,543    $  164,789,326
                                                    ===========     ===============        ===========    ==============

1 Commencement of operations.
2 Includes 3,183,119 shares issued in exchange for cash and securities transferred in-kind with a value of $31,831,191. See Note (C).

                                                                             153

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                                   INTERMEDIATE GOVERNMENT BOND
                                              -----------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                           3/31/05                              9/30/04
                                              ----------------------------------   ----------------------------------
                                                   SHARES             VALUE             SHARES             VALUE
                                              ---------------   ----------------   ---------------   ----------------
Shares issued from the reorganization:(1)
   Institutional Class ....................         603,030      $   6,247,476                 -      $           -
   Investor A Class .......................      35,945,484        373,247,336                 -                  -
   Investor B Class .......................       7,860,023         81,415,016                 -                  -
   Investor C Class .......................       1,326,873         13,754,555                 -                  -
Shares sold:
   Institutional Class ....................       3,442,751         35,320,881         7,030,782         73,254,751
   Service Class ..........................          42,391            440,310            15,696            163,328
   Investor A Class .......................         914,786            353,130         1,938,301         20,278,933
   Investor B Class .......................         167,857          3,160,650           240,142          2,516,240
   Investor C Class .......................          97,901          2,761,553           498,526          5,220,024
Shares issued in reinvestment of dividends:
   Institutional Class ....................         148,455          1,537,553            34,701            361,433
   Service Class ..........................           1,174             12,148             1,200             12,556
   Investor A Class .......................         184,598          1,906,036           148,299          1,554,893
   Investor B Class .......................          65,721            677,794            18,053            188,928
   Investor C Class .......................          12,482            129,078            18,338            192,130
Shares redeemed:
   Institutional Class ....................      (3,761,096)       (39,023,951)       (6,165,653)       (64,253,054)
   Service Class ..........................         (25,462)          (264,755)          (34,895)          (360,371)
   Investor A Class .......................      (3,395,335)       (35,119,058)       (3,069,832)       (32,098,235)
   Investor B Class .......................        (784,731)        (8,090,193)         (409,168)        (4,270,645)
   Investor C Class .......................        (472,443)        (4,899,988)         (855,357)        (8,933,420)
                                                 ----------      -------------        ----------      -------------
Net increase (decrease) ...................      42,374,459      $ 433,565,571          (590,867)     $  (6,172,509)
                                                 ==========      =============        ==========      =============

(1) See Note (B).

                                                                          INTERMEDIATE BOND
                                              -------------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                            3/31/05                               9/30/04
                                              -----------------------------------   -----------------------------------
                                                   SHARES             VALUE              SHARES              VALUE
                                              ---------------   -----------------   ----------------   ----------------
Shares sold:
   BlackRock Class ........................       5,743,609       $  55,061,592         22,194,526      $  212,446,272
   Institutional Class ....................       3,978,496          37,624,323          7,323,200          70,358,931
   Service Class ..........................       2,465,341          23,366,465          4,484,117          42,898,126
   Investor A Class .......................         572,137           5,424,615          2,301,278          22,081,709
   Investor B Class .......................          62,237             589,317            514,527           4,943,361
   Investor C Class .......................          66,880             632,967            853,762           8,248,621
Shares issued in reinvestment of dividends:
   BlackRock Class ........................         950,383           8,987,478          2,117,759          20,302,155
   Institutional Class ....................         207,465           1,962,309            713,471           6,828,346
   Service Class ..........................         214,997           2,031,979            380,166           3,646,160
   Investor A Class .......................          68,861             650,949            208,853           2,003,401
   Investor B Class .......................          11,277             106,641             26,753             256,573
   Investor C Class .......................           9,428              89,201             26,824             257,392
Shares redeemed:
   BlackRock Class ........................      (6,933,125)        (65,942,105)       (17,474,823)       (166,947,949)
   Institutional Class ....................      (5,110,671)        (48,230,514)       (10,819,909)       (103,213,183)
   Service Class ..........................      (1,241,092)        (11,747,120)        (1,812,220)        (17,318,652)
   Investor A Class .......................      (1,024,972)         (9,672,189)        (2,858,148)        (27,250,206)
   Investor B Class .......................        (283,051)         (2,679,438)          (366,749)         (3,497,597)
   Investor C Class .......................        (291,124)         (2,754,916)          (702,324)         (6,704,679)
                                                 ----------       -------------        -----------      --------------
Net increase (decrease) ...................        (532,924)      $  (4,498,446)         7,111,063      $   69,338,781
                                                 ==========       =============        ===========      ==============

154

                          BLACKROCK FUNDS

                                                                    INTERMEDIATE PLUS BOND
                                              ------------------------------------------------------------------
                                                  FOR THE SIX MONTHS ENDED           FOR THE PERIOD 08/18/041
                                                          03/31/05                       THROUGH 9/30/04
                                              ---------------------------------   ------------------------------
                                                  SHARES            VALUE            SHARES           VALUE
                                              -------------   -----------------   -----------   ----------------
Shares sold:
  BlackRock Class .........................             -       $           -      2,587,024     $ 25,870,9852
  Institutional Class .....................             -                   -             10               100
  Service Class ...........................             -                   -             10               100
  Investor A Class ........................         1,930              19,249             10               100
  Investor B Class ........................             -                   -             10               100
  Investor C Class ........................             -                   -             10               100
Shares issued in reinvestment of dividends:
  BlackRock Class .........................        44,881             446,299         10,755           107,683
  Investor A Class ........................             -                  37              -                 -
Shares redeemed:
  BlackRock Class .........................      (413,308)         (4,059,519)             -                 -
                                                 --------       -------------      ---------     -------------
Net increase (decrease) ...................      (366,497)      $  (3,593,934)     2,597,829     $  25,979,168
                                                 ========       =============      =========     =============

1 Commencement of operations.

2 Includes 2,263,100 shares issued in exchage for cash and securities transferred in-kind with a value of $22,630,997. See Note (C).

                                                                        CORE BOND TOTAL RETURN
                                              --------------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                           03/31/05                               9/30/04
                                              -----------------------------------   ------------------------------------
                                                   SHARES              VALUE             SHARES              VALUE
                                              ----------------   ----------------   ----------------   -----------------
Shares sold:
  BlackRock Class .........................       38,216,988      $  373,499,666        81,098,736      $ 789,585,8241
  Institutional Class .....................        5,819,080          56,597,795        26,144,657         252,656,949
  Service Class ...........................        1,659,609          16,150,970         3,697,122          35,865,812
  Investor A Class ........................        3,555,462          34,641,660         7,005,512          68,270,389
  Investor B Class ........................          372,493           3,623,948           890,516           8,667,236
  Investor C Class ........................          696,526           6,788,536         3,948,277          38,572,706
Shares issued in reinvestment of dividends:
  BlackRock Class .........................        2,691,242          26,215,296         6,196,050          60,273,505
  Institutional Class .....................          208,466           2,028,368         2,256,020          21,880,616
  Service Class ...........................          221,943           2,157,742           639,548           6,211,063
  Investor A Class ........................          248,958           2,422,039           646,516           6,283,630
  Investor B Class ........................           34,156             332,265           146,718           1,427,283
  Investor C Class ........................           20,135             196,030            70,845             689,098
Shares redeemed:
  BlackRock Class .........................      (23,328,346)       (227,847,050)      (47,023,192)       (456,436,915)
  Institutional Class .....................      (18,985,137)       (184,857,469)      (47,480,602)       (458,774,449)
  Service Class ...........................       (1,723,679)        (16,765,247)       (2,662,425)        (25,922,395)
  Investor A Class ........................       (3,027,886)        (29,471,955)       (5,361,239)        (51,943,127)
  Investor B Class ........................         (857,497)         (8,345,739)       (2,259,950)        (21,914,448)
  Investor C Class ........................       (1,376,442)        (13,414,324)       (3,362,504)        (32,566,267)
                                                 -----------      --------------       -----------      --------------
Net increase ..............................        4,446,071      $   43,952,531        24,590,605      $  242,826,510
                                                 ===========      ==============       ===========      ==============

1 Includes 19,013,204 shares issued in exchange for cash and securities transferred in-kind with a value of $183,623,838. See Note (C).

                                                                             155

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                                      CORE PLUS TOTAL RETURN
                                              -----------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                           3/31/05                              9/30/04
                                              ----------------------------------   ----------------------------------
                                                   SHARES             VALUE             SHARES             VALUE
                                              ---------------   ----------------   ---------------   ----------------
Shares sold:
   BlackRock Class ........................      13,265,754      $ 137,532,873        13,869,951      $ 142,757,694
   Institutional Class ....................              29                300                 -                  -
   Service Class ..........................               -                  -             2,781             28,000
   Investor A Class .......................           2,122             22,058               571              5,780
   Investor B Class .......................             460              4,892             3,938             40,392
   Investor C Class .......................           2,644             27,500                 -                  -
Shares issued in reinvestment of dividends:
   BlackRock Class ........................         518,312          5,360,096         1,158,111         11,907,717
   Institutional Class ....................               -                  3                 -                  5
   Service Class ..........................              45                473                24                253
   Investor A Class .......................              22                227                35                365
   Investor B Class .......................              73                758               168              1,730
   Investor C Class .......................               9                 90                 -                  5
Shares redeemed:
   BlackRock Class ........................      (5,158,930)       (53,475,148)       (8,898,892)       (91,625,793)
   Investor A Class .......................            (450)            (4,664)             (466)            (4,737)
   Investor B Class .......................            (904)            (9,397)           (1,792)           (18,584)
                                                 ----------      -------------        ----------      -------------
Net increase ..............................       8,629,186      $  89,460,061         6,134,429      $  63,092,827
                                                 ==========      =============        ==========      =============

                                                                        GOVERNMENT INCOME
                                              ----------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                                           3/31/05                              9/30/04
                                              ----------------------------------   ---------------------------------
                                                   SHARES             VALUE             SHARES            VALUE
                                              ---------------   ----------------   ---------------   ---------------
Shares sold:
   BlackRock Class ........................               -      $           -           962,906      $  10,785,337
   Service Class ..........................      17,834,792        200,063,444                 -                  -
   Investor A Class .......................       6,823,815         75,483,968         8,254,569         91,605,279
   Investor B Class .......................         465,535          5,168,609           813,536          9,028,628
   Investor C Class .......................         441,929          4,893,220           740,703          8,204,120
Shares issued in reinvestment of dividends:
   BlackRock Class ........................          25,242            279,286            16,934            186,475
   Service Class ..........................              11                118                 -                  -
   Investor A Class .......................         212,558          2,350,060           310,038          3,440,580
   Investor B Class .......................          39,843            440,730           105,693          1,174,795
   Investor C Class .......................          26,214            289,461            54,418            603,660
Shares redeemed:
   BlackRock Class ........................            (193)            (2,148)           (5,189)           (58,352)
   Service Class ..........................        (154,015)        (1,706,382)                -                  -
   Investor A Class .......................      (2,054,045)       (22,807,514)       (4,903,988)       (53,940,688)
   Investor B Class .......................        (653,248)        (7,253,723)       (1,668,127)       (18,404,329)
   Investor C Class .......................        (396,525)        (4,384,014)       (1,072,691)       (11,808,237)
                                                 ----------      -------------        ----------      -------------
Net increase ..............................      22,611,913      $ 252,815,115         3,608,802      $  40,817,268
                                                 ==========      =============        ==========      =============

156

                          BLACKROCK FUNDS

                                                                   INFLATION PROTECTED BOND
                                              -------------------------------------------------------------------
                                                  FOR THE SIX MONTHS ENDED           FOR THE PERIOD 06/28/041
                                                          3/31/05                        THROUGH 9/30/04
                                              --------------------------------   --------------------------------
                                                  SHARES            VALUE           SHARES            VALUE
                                              -------------   ----------------   -----------   ------------------
Shares sold:
   BlackRock Class ........................       817,563       $  8,557,029      2,000,010       $ 20,000,102
   Institutional Class ....................       416,317          4,396,449             10               100
   Service Class ..........................            19                200             10               100
   Investor A Class .......................       386,489          4,059,030          8,902            92,956
   Investor B Class .......................        79,321            828,638          5,844            61,094
   Investor C Class .......................       169,218          1,783,744            574             6,000
Shares issued in reinvestment of dividends:
   BlackRock Class ........................         3,988             41,476              -                 1
   Institutional Class ....................         3,265             34,472              -                 -
   Service Class ..........................             -                  1              -                 -
   Investor A Class .......................         2,579             27,008              -                 2
   Investor B Class .......................           407              4,279              2                19
   Investor C Class .......................           662              6,978              -                 -
Shares redeemed:
   BlackRock Class ........................      (418,280)        (4,381,838)             -                  (1)
   Institutional Class ....................        (7,955)           (83,521)             -                 -
   Investor A Class .......................       (14,300)          (150,174)             -                 -
   Investor B Class .......................          (951)            (9,972)             -                 -
   Investor C Class .......................          (815)            (8,586)             -                 -
                                                 --------       ------------      ---------       -------------
Net increase ..............................     1,437,527       $ 15,105,213      2,015,352       $ 20,160,373
                                                =========       ============      =========       =============

1 Commencement of operations.

                                                                                 GNMA
                                              ---------------------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                            3/31/05                                9/30/04
                                              ------------------------------------   ------------------------------------
                                                   SHARES              VALUE              SHARES              VALUE
                                              ---------------   ------------------   ---------------   ------------------
Shares sold:
   BlackRock Class ........................              71       $          700             7,743       $       77,432
   Institutional Class ....................         855,490            8,430,116         2,753,451           27,123,287
   Service Class ..........................         663,707            6,565,255           123,324            1,216,598
   Investor A Class .......................         247,754            2,455,095           896,224            8,911,508
   Investor B Class .......................          95,908              946,643           456,867            4,531,094
   Investor C Class .......................         151,967            1,498,683         1,208,682           11,999,511
Shares issued in reinvestment of dividends:
   BlackRock Class ........................          23,246              228,652            57,209              564,581
   Institutional Class ....................           3,797               37,384            18,460              182,613
   Service Class ..........................           3,313               32,582             8,806               79,966
   Investor A Class .......................          20,340              201,057            57,839              574,179
   Investor B Class .......................          19,968              196,667            67,877              672,159
   Investor C Class .......................          13,374              131,604            49,441              488,662
Shares redeemed:
   BlackRock Class ........................            (464)              (4,588)       (4,966,583)         (49,690,525)
   Institutional Class ....................      (2,538,686)         (25,078,781)       (4,626,153)         (45,685,645)
   Service Class ..........................         (75,019)            (738,652)          (57,171)            (554,739)
   Investor A Class .......................        (451,105)          (4,474,149)       (1,017,767)         (10,094,068)
   Investor B Class .......................        (325,827)          (3,214,821)       (1,191,717)         (11,738,181)
   Investor C Class .......................        (991,651)          (9,777,843)       (2,356,064)         (23,224,236)
                                                 ----------       --------------        ----------       --------------
Net decrease ..............................      (2,283,817)      $  (22,564,396)       (8,509,532)      $  (84,565,804)
                                                 ==========       ==============        ==========       ==============

                               157

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                                             MANAGED INCOME
                                              -----------------------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED                   FOR THE YEAR ENDED
                                                            3/31/05                                 9/30/04
                                              ------------------------------------   --------------------------------------
                                                   SHARES              VALUE              SHARES               VALUE
                                              ---------------   ------------------   ----------------   -------------------
Shares sold:
   Institutional Class ....................       2,490,664       $   25,844,617          3,443,975       $    35,951,136
   Service Class ..........................       2,277,073           23,617,652          4,433,492            46,198,406
   Investor A Class .......................         281,506            2,920,646            570,805             5,950,344
   Investor B Class .......................          66,407              688,522            107,781             1,126,942
   Investor C Class .......................          33,214              344,603             34,767               362,960
Shares issued in reinvestment of dividends:
   Institutional Class ....................         209,272            2,169,524          1,668,069            17,415,674
   Service Class ..........................          96,880            1,003,127            307,188             3,208,282
   Investor A Class .......................          76,132              789,103            275,744             2,884,964
   Investor B Class .......................           7,436               77,090             26,510               277,153
   Investor C Class .......................             570                5,890              1,107                11,516
Shares redeemed:
   Institutional Class ....................      (6,233,694)         (64,638,170)       (18,238,033)         (188,924,478)
   Service Class ..........................      (2,450,644)         (25,466,999)        (5,576,224)          (58,216,243)
   Investor A Class .......................        (540,454)          (5,605,756)        (2,055,845)          (21,478,189)
   Investor B Class .......................        (208,049)          (2,152,168)          (221,467)           (2,301,380)
   Investor C Class .......................          (4,985)             (51,696)           (22,880)             (238,460)
                                                 ----------       --------------        -----------       ---------------
Net decrease ..............................      (3,898,672)      $  (40,454,015)       (15,245,011)      $  (157,771,373)
                                                 ==========       ==============        ===========       ===============

                                                                        INTERNATIONAL BOND
                                              -----------------------------------------------------------------------
                                                  FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                          3/31/05                              9/30/04
                                              --------------------------------   ------------------------------------
                                                  SHARES            VALUE             SHARES              VALUE
                                              --------------   ---------------   ----------------   -----------------
Shares sold:
   BlackRock Class ........................      5,124,780      $  61,906,382         3,438,204      $   38,322,016
   Institutional Class ....................     18,967,751        229,029,625        12,598,557         143,701,530
   Service Class ..........................      3,348,092         40,377,882        14,327,492         160,851,025
   Investor A Class .......................      7,536,571         90,386,278         7,379,261          83,985,204
   Investor B Class .......................        484,222          5,834,885           528,566           6,047,568
   Investor C Class .......................      2,319,258         27,989,329         2,102,139          24,069,974
Shares issued in reinvestment of dividends:
   BlackRock Class ........................        113,491          1,375,722            34,973             393,135
   Institutional Class ....................        134,104          1,627,410           135,936           1,537,371
   Service Class ..........................        204,944          2,487,183           230,005           2,605,444
   Investor A Class .......................        291,395          3,538,170           300,294           3,398,972
   Investor B Class .......................         24,390            296,505            25,707             291,106
   Investor C Class .......................         59,667            726,660            45,702             518,500
Shares redeemed:
   BlackRock Class ........................       (662,817)        (7,927,813)         (339,508)         (3,810,564)
   Institutional Class ....................     (3,415,074)       (41,111,714)       (6,813,808)        (76,313,065)
   Service Class ..........................     (1,287,058)       (15,457,095)      (11,936,202)       (133,411,074)
   Investor A Class .......................     (2,601,701)       (31,323,227)       (3,650,626)        (41,338,051)
   Investor B Class .......................       (157,724)        (1,894,823)         (266,978)         (3,022,485)
   Investor C Class .......................       (415,829)        (4,985,766)         (521,630)         (5,896,042)
                                                ----------      -------------       -----------      --------------
Net increase ..............................     30,068,462      $ 362,875,593        17,618,084      $  201,930,564
                                                ==========      =============       ===========      ==============

158

                          BLACKROCK FUNDS

                                                                          HIGH YIELD BOND
                                              -----------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                           3/31/05                              9/30/04
                                              ----------------------------------   ----------------------------------
                                                   SHARES             VALUE             SHARES             VALUE
                                              ---------------   ----------------   ---------------   ----------------
Shares issued from the reorganization:(1)
   Institutional Class ....................         499,336      $   4,119,515                 -      $           -
   Investor A Class .......................      28,680,269        236,635,082                 -                  -
   Investor B Class .......................       4,562,480         37,633,102                 -                  -
   Investor C Class .......................       1,274,746         10,520,796                 -                  -
Shares sold:
   BlackRock Class ........................       1,732,468         14,441,389        10,537,232         84,539,437
   Institutional Class ....................       3,630,127         33,493,160         8,671,443         69,329,774
   Service Class ..........................       4,133,671         34,192,894         7,643,139         61,340,427
   Investor A Class .......................       1,654,180         18,369,011         7,416,713         59,235,980
   Investor B Class .......................         787,943          6,520,253         2,067,712         16,574,993
   Investor C Class .......................         582,254          6,788,690         1,996,826         16,006,791
Shares issued in reinvestment of dividends:
   BlackRock Class ........................         789,939          6,524,456           830,734          6,662,361
   Institutional Class ....................         276,945          2,290,782           152,431          1,221,478
   Service Class ..........................         183,363          1,512,506           126,014          1,010,749
   Investor A Class .......................         494,347          4,066,959           351,549          2,811,695
   Investor B Class .......................         281,301          2,321,558           363,924          2,910,188
   Investor C Class .......................         153,016          1,264,907           250,916          2,008,325
Shares redeemed:
   BlackRock Class ........................      (1,295,104)       (10,834,372)       (3,165,692)       (25,563,660)
   Institutional Class ....................      (4,245,175)       (35,278,398)      (10,991,762)       (88,005,527)
   Service Class ..........................      (1,414,509)       (11,656,463)       (5,028,290)       (39,768,982)
   Investor A Class .......................      (3,998,976)       (33,034,427)       (9,479,104)       (75,936,201)
   Investor B Class .......................      (1,770,259)       (26,180,633)       (4,946,611)       (39,306,922)
   Investor C Class .......................      (1,996,062)       (16,518,303)       (4,101,802)       (32,861,840)
                                                 ----------      -------------       -----------      -------------
Net increase ..............................      34,996,300      $ 287,192,464         2,695,372      $  22,209,066
                                                 ==========      =============       ===========      =============

(1) See Note (B).

     On March 31, 2005, four shareholders held approximately 94% of the outstanding shares of the Enhanced Income Portfolio, two shareholders held approximately 39% of the outstanding shares of the Low Duration Bond Portfolio, two shareholders held approximately 38% of the outstanding shares of the
Intermediate Government Portfolio, five shareholders held approximately 65% of the outstanding shares of the Intermediate Bond Portfolio, two shareholders held 100% of the Intermediate PLUS Portfolio, two shareholders held approximately 27% of the outstanding shares of the Core Bond Total Return
Portfolio, seven shareholders held approximately 65% of the outstanding shares of the Core PLUS Total Return Portfolio, seven shareholders held approximately
56% of the outstanding shares of the Government Income Portfolio, four shareholder held approximately 83% of the outstanding shares of the Inflation
Protected Portfolio, two shareholders held approximately 66% of the outstanding shares of the GNMA Portfolio, two shareholders held approximately 86% of the outstanding shares of the Managed Income Portfolio, three shareholders held approximately 35% of the outstanding shares of the International Bond Portfolio and two shareholders held approximately 23% of the outstanding shares of the
High Yield Bond Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

                                                                             159

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(G) At March 31, 2005, net assets consisted of:

                                                                     LOW          INTERMEDIATE                      INTERMEDIATE
                                                 ENHANCED         DURATION         GOVERNMENT      INTERMEDIATE         PLUS
                                                  INCOME            BOND              BOND             BOND             BOND
                                             --------------- ------------------ ---------------- ---------------- ---------------
    Capital paid-in ........................  $ 70,898,086    $ 1,756,399,090    $ 736,303,620    $ 900,553,708    $ 22,385,235
    End of period undistributed net
     investment income
     (distributions in excess of net
     investment income) ....................       (12,453)         3,039,919          573,007        1,736,937             156
    Accumulated net realized gain
     (loss) on investment
     transactions, futures, options,
     swaptions, swap contracts and
     foreign currency related
     transactions ..........................      (212,718)       (11,812,866)       2,477,423         (411,454)       (149,476)
    Net unrealized depreciation on
     investment transactions
     futures, options, swaptions,
     swap contracts and foreign
     currency related transactions .........      (376,964)       (21,170,373)      (6,421,017)      (7,071,187)       (294,806)
                                              ------------    ---------------    -------------    -------------    ------------
                                              $ 70,295,951    $ 1,726,455,770    $ 732,933,033    $ 894,808,004    $ 21,941,109
                                              ============    ===============    =============    =============    ============

                                          CORE BOND         CORE PLUS       GOVERNMENT        INFLATION
                                        TOTAL RETURN      TOTAL RETURN        INCOME       PROTECTED BOND        GNMA
                                     ------------------ ---------------- ---------------- ---------------- ----------------
    Capital paid-in ................  $ 2,539,684,524    $ 372,559,176    $ 458,749,957    $ 35,195,330     $ 229,718,289
    End of period undistributed net
     investment income
     (distributions in excess of net
     investment income) ............        3,486,023          717,472         (578,569)       (241,376)          254,825
    Accumulated net realized gain
     (loss) on investment
     transactions, futures, options,
     swaptions, swap contracts and
     foreign currency related
     transactions ..................       12,008,148          813,972       (5,393,835)        304,035        (6,578,137)
    Net unrealized appreciation
     (depreciation) on investment
     transactions, futures, options,
     swaptions, swap contracts and
     foreign currency related
     transactions ..................      (15,463,701)      (2,845,137)      (3,271,270)        427,562        (1,226,147)
                                      ---------------    -------------    -------------    ------------     -------------
                                      $ 2,539,714,994    $ 371,245,483    $ 449,506,283    $ 35,685,551     $ 222,168,830
                                      ===============    =============    =============    ============     =============

160

                          BLACKROCK FUNDS

                                                    MANAGED         INTERNATIONAL        HIGH YIELD
                                                    INCOME               BOND               BOND
                                               ----------------   -----------------   ----------------
    Capital paid-in ........................    $ 709,413,705       $ 770,533,244      $ 897,348,391
    End of period undistributed net
     investment income
     (distributions in excess of net
     investment income) ....................        2,131,116          (6,791,846)         1,528,247
    Accumulated net realized gain
     on investment transactions,
     futures, options, swaptions,
     swap contracts and foreign
     currency related transactions .........        3,692,391          26,475,444         20,696,319
    Net unrealized appreciation
     (depreciation) on investment
     transactions, futures, options,
     swaptions, swap contracts and
     foreign currency related
     transactions ..........................        1,551,515           8,127,816        (16,817,743)
                                                -------------       -------------      -------------
                                                $ 716,788,727       $ 798,344,658      $ 902,755,214
                                                =============       =============      =============

(H) Federal Tax Information

     No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal
Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital gain and foreign currency distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes.  There were no short term or long term capital gain distributions for the six months ended March 31, 2005.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

                                                                             161

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     The estimated tax character of distributions paid during the six months ended March 31, 2005, and the tax character of distributions paid during the year ended September 30, 2004, were as follows:

                                             ORDINARY       LONG-TERM        TOTAL
                                              INCOME      CAPITAL GAIN   DISTRIBUTIONS
                                          -------------- -------------- ---------------
   Enhanced Income ......................
    3/31/05 .............................  $    774,320   $         -    $    774,320
    9/30/04 .............................       367,031             -         367,031
   Low Duration Bond ....................
    3/31/05 .............................    23,097,442             -      23,097,442
    9/30/04 .............................    42,369,674             -      42,369,674
   Intermediate Government Bond .........
    3/31/05 .............................     6,804,657     1,398,640       8,203,297
    9/30/04 .............................    10,931,963             -      10,931,963
   Intermediate Bond ....................
    3/31/05 .............................    15,231,216     7,438,894      22,670,110
    9/30/04 .............................    35,663,787    17,198,461      52,862,248
   Intermediate PLUS Bond ...............
    3/31/05 .............................       497,097         7,313         504,410
    9/30/04 .............................       121,847             -         121,847
   Core Bond Total Return ...............
    3/31/05 .............................    46,140,005     4,346,485      50,486,490
    9/30/04 .............................   126,658,867    28,012,571     154,671,438
   Core PLUS Total Return ...............
    3/31/05 .............................     6,186,808             -       6,186,808
    9/30/04 .............................    11,165,451     1,428,975      12,594,426
   Government Income ....................
    3/31/05 .............................     9,090,671             -       9,090,671
    9/30/04 .............................     6,519,101     1,394,662       7,913,763
   Inflation Protected Bond .............
    3/31/05 .............................       912,659         2,434         915,093
    9/30/04 .............................       245,093             -         245,093
   GNMA .................................
    3/31/05 .............................     4,395,674             -       4,395,674
    9/30/04 .............................    14,309,697             -      14,309,697
   Managed Income .......................
    3/31/05 .............................    15,454,221     2,760,007      18,214,228
    9/30/04 .............................    47,616,005    16,559,285      64,175,290
   International Bond ...................
    3/31/05 .............................    16,796,460       188,958      16,985,418
    9/30/04 .............................    12,218,083             -      12,218,083
   High Yield Bond ......................
    3/31/05 .............................    35,252,419       799,440      36,051,859
    9/30/04 .............................    41,802,100             -      41,802,100

162

                                BLACKROCK FUNDS

     As of March 31, 2005, the estimated tax components of distributable earnings/(accumulated losses) were as follows:

                                           UNDISTRIBUTED   UNDISTRIBUTED    ACCUMULATED        POST-
                                              ORDINARY       LONG-TERM        CAPITAL         OCTOBER
                                               INCOME       CAPITAL GAIN       LOSSES          LOSSES
                                          --------------- --------------- --------------- ---------------
   Enhanced Income ...................... $  137,518      $       -       $  (167,707)    $        -
   Low Duration Bond .................... 10,752,231              -       (11,482,100)    (1,429,045)
   Intermediate Government Bond .........  2,645,161      1,783,155                 -              -
   Intermediate Bond ....................  2,751,704      1,989,830                 -              -
   Intermediate PLUS Bond ...............    105,241              -            (9,326)      (130,612)
   Core Bond Total Return ............... 21,223,436      7,826,667                 -              -
   Core PLUS Total Return ...............  3,209,913        218,512                 -              -
   Government Income ....................  1,155,574              -        (1,797,795)    (2,360,373)
   Inflation Protected Bond .............    336,153              -                 -              -
   GNMA .................................  1,468,137              -        (6,717,753)      (606,650)
   Managed Income .......................  7,779,653      4,753,019                 -              -
   International Bond ...................  9,955,782      1,878,780                 -              -
   High Yield Bond ...................... 20,589,933      8,213,791                 -              -

     The estimated Post-October losses represent losses realized on investment transactions from November 1, 2004 through March 31, 2005 that, in accordance with Federal income tax regulations, the Portfolios may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

     At September 30, 2004, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

                                             EXPIRING SEPTEMBER 30
                               -------------------------------------------------
                                  2010        2011         2012         TOTAL
                               ---------- ------------ ------------ ------------
   Enhanced Income ...........  $      -   $        -   $  240,751   $  240,751
   Low Duration Bond .........         -            -      440,690      440,690
   Government Income .........         -            -       74,687       74,687
   GNMA ......................   603,989    1,576,264    2,473,978    4,654,231

                                                                             163

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

(A)  Board of Trustees' Consideration of the Advisory Contracts. Investment
   advisory and subadvisory agreements ("Advisory Contracts") for the Taxable
   Bond Portfolios (each, a "Portfolio") of BlackRock Funds (the "Fund") were most recently approved by the Board of Trustees (the "Board" or the
   "Trustees") of the Fund at an in-person meeting of the Board held on March
   1, 2005, including a majority of the Trustees who are not parties to the
   Advisory Contracts or interested persons of any such party (as such term is defined in the Investment Company Act of 1940) (the "Independent
   Trustees").  In determining to approve the Advisory Contracts, the Trustees met with the relevant investment advisory personnel from BlackRock
   Advisors, Inc. and BlackRock Financial Management, Inc. (the "Advisers")
   and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Contracts.  The Board received materials in advance of the meeting relating to its consideration of the Advisory
   Contracts for the Portfolios being considered for approval or renewal, including: (i) fees and expense ratios of each class of each Portfolio in comparison to the fees and expense ratios of a peer group of funds, which consists of funds that have all of the following similar criteria: fund type, investment classification and objective, load type, asset level and expense structure and components ("peer group"); (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer universe of funds, which is broader than a peer group and consists of funds that have all of the following similar criteria: fund type, investment classification and objective and load type ("performance universe"); (iii) the Advisers' economic outlook for the Portfolios and their general investment outlook for the markets; (iv) information with respect to profitability of BlackRock, Inc. ("BlackRock") and PNC
   Bank-affiliated companies with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the
   Advisers; and (vi) information regarding compliance records and regulatory matters relating to the Advisers.  The matters discussed below were considered separately by the Independent Trustees in an executive session, during which counsel who is independent of the Advisers and the Fund provided guidance to the Independent Trustees.

   Fees and Expenses. In approving the Advisory Contracts, the Trustees, including the Independent Trustees, considered the fees and expense ratios of each class of shares of each Portfolio.  They compared the fees, both before (referred to as "Contractual") and after (referred to as "Actual")
   any fee waivers and expense reimbursements, and expense ratios of each
   Portfolio against fees and expense ratios of a peer group.  Both the peer group category and the funds within the peer group with respect to the fee and expense ratio comparisons were selected by Lipper, Inc. ("Lipper"), which is not affiliated with the Advisers.  The Investor A class and
   Institutional class were used to represent all of the Portfolios' share classes for purposes of the Lipper survey, as Lipper differentiated between retail and institutional funds in selecting funds in the peer group.1
   Taking into account the recent reorganization of certain State Street
   Research mutual funds with certain Portfolios, Lipper used the Portfolios'
   proforma expense information provided by PFPC Inc., the Fund's administrator, to reflect post-reorganization data for each of the expense categories.2 In evaluating the Portfolios' advisory fees, the Trustees also took into account the complexity of investment management for the
   Portfolios relative to other types of funds.

   1Lipper compared Investor A and Institutional classes for each of the
   Portfolios to funds in their respective peer groups, with the exceptions of the Core PLUS Total Return Portfolio, the Government Income Portfolio and
   the Intermediate PLUS Bond Portfolio, which substituted the BlackRock share class which has a similar expense structure to the Institutional share class.

   2The post-reorganization proforma data reflected expense caps, the elimination of shareholder processing fees, increased transfer agency fees, costs associated with new shareholder administrative services arrangements and increased asset levels resulting from the reorganization of the State
   Street Research mutual funds with certain Portfolios.

164

                                BLACKROCK FUNDS

   In considering data based on information provided by Lipper, the Trustees noted that of the 13 Portfolios with Advisory Contracts subject to re-approval, 12 of the 26 share classes of the Portfolios (46%) have contractual advisory fees higher than the median for their respective peer groups.3 With regard to the 12 classes that have advisory fees higher than the peer group median, the Trustees noted:

       o   In the case of 6 classes (50% of the total classes with advisory fees higher than the peer group median), the difference from the median of their respective peer groups is 5 basis points or less
          (Institutional class or BlackRock class (as applicable): Core PLUS
          Total Return, Enhanced Income, Government Income; Investor A class:
          Core Bond Total Return, GNMA, Low Duration Bond).

       o   5 classes (42% of the total classes with advisory fees higher than the peer group median), while having contractual advisory fees higher than the median for their respective peer groups, have actual advisory fees that are lowered by waivers or expense reimbursements.
          Specifically, (a) after waivers or expense reimbursements, 4 classes
          (33%) have actual advisory fees lower than or equal to their respective peer group medians (Institutional class: Core Bond Total
          Return, Intermediate Bond, Low Duration Bond; Investor A class:
          Intermediate Bond); and (b) after waivers or expense reimbursements,
          1 class (8%) has actual management fees lower than or equal to the peer group median (Institutional class: GNMA).  For purposes of the
          Lipper materials, advisory fees are a component (together with administrative fees) of management fees.

       o   1 class (8% of the total classes with advisory fees higher than the peer group median), while having contractual advisory fees higher than the median for its peer group, has actual total expenses lower than or equal to such median (Institutional class: Managed Income).

   The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by the
   Advisers, including closed-end investment companies and accounts that are not investment companies.

   Following consideration of this information, the Trustees, including the
   Independent Trustees, concluded that the fees to be paid pursuant to the
   Advisory Contracts were fair and reasonable in light of the services provided.

   Nature, Extent and Quality of Services. The Trustees, including the
   Independent Trustees, received information concerning the investment philosophy and investment process used by the Advisers in managing the
   Portfolios, as well as a description of the capabilities, personnel and services of each Adviser and a copy of the current Form ADV of BlackRock
   Advisors, Inc.  In connection with this, the Trustees considered each of the Advisers' in-house research capabilities as well as other resources available to its personnel.  The Trustees considered the scope of the services provided by the Advisers to the Portfolios under the Advisory
   Contracts relative to services typically provided by third parties to other funds.  The Trustees noted that the standard of care applicable under the
   Advisory Contracts was comparable to that found generally in investment company advisory agreements.  The Trustees concluded that the scope of the
   Advisers' services to be provided to the Portfolios was consistent with the
   Portfolios' operational requirements, including, in addition to seeking to meet their investment objectives, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

   3The Lipper peer group median was chosen as a conservative point of reference, taking into account that one-half of the population will have fees/expenses lower than the median.

                                                                             165

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

   The Trustees also considered the quality of the services provided by the
   Advisers to the Portfolios.  The Trustees evaluated the procedures of the
   Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their respective codes of ethics (regulating the personal trading of their officers and employees), the procedures by which each of the Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of each of the Advisers in these matters.  The Trustees also received information concerning standards of the Advisers with respect to the execution of portfolio transactions.

   The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the applicable Advisory Contract.  The Trustees also took into account the time and attention devoted by senior management of the Advisers to the Portfolios.  The Trustees also considered the business reputation of each Adviser and its respective financial resources and concluded that each of the Advisers would be able to meet any reasonably foreseeable obligation under the Advisory Contracts.

   Fund Performance. The Board of Trustees, including the Independent
   Trustees, received and considered information about each Portfolio's investment performance in comparison to the investment performance of its respective performance universe.  The funds included within each
   Portfolio's performance universe were selected by Lipper.  The Board was provided with performance data for the one-, three-, five- and ten-year periods, as applicable, ended November 30, 2004 ("relevant periods").  The
   Board also reviewed the investment performance of the Portfolios and the
   Advisers' market outlook with respect to the Portfolios.

   The Trustees noted that of the 26 classes of Portfolios subject to review at the Board meeting, 9 classes (35%) had been in existence for less than five years.4 The Board reviewed the performance record of these classes.
   Of the remaining classes that had existed more than five years, 15 classes
   (57%) performed at or better than their respective performance universe medians during at least two of the relevant periods, while 2 classes (8%)
   performed below their respective performance universe medians during at least two of the relevant periods.  In regard to each of these 2 classes, the Trustees noted:

   o   1 class (50% of the underperforming classes) performed below its performance universe median during at least two of the relevant periods.
      However, its underperformance was by no more than 10% of the median for any of the relevant periods (Institutional class: Intermediate
      Government).

   o   1 class (50% of the underperforming classes) performed below its performance universe median during at least two of the relevant periods by more than 10% (Investor A class: Low Duration Bond).  The Board noted
      that with respect to this class of the Low Duration Bond Portfolio, the five-year performance is only 13 basis points below its performance universe median.

   The Trustees discussed other factors relevant to the performance of the
   Portfolios.  The Trustees determined that, while the performance records of certain of the Portfolios could be improved, the Advisers were taking steps to address relative underperformance.

   4The following three Portfolios (six classes total) were organized in 2004:
   Enhanced Income, Inflation Protected Bond and Intermediate PLUS Bond
   Portfolios.

166

                                BLACKROCK FUNDS

   Profitability. The Board of Trustees, including the Independent Trustees, considered the level of the Advisers' and affiliates' profits in respect of their relationship with the Portfolios.  This consideration included a broad review of the Advisers' methodology in allocating their costs to the management of a Portfolio.  The Board of Trustees considered the profits realized by the Advisers and affiliates in connection with the operation of each Portfolio and whether the amount of profit is a fair profit relative to their relationship with the Portfolio.  The Board of Trustees, including the Independent Trustees, also considered the Advisers' profit margins in comparison with available industry data.  The Board concluded that each
   Adviser's profit is a reasonable profit relative to the services provided to the Portfolios.

   Economies of Scale. The Board of Trustees, including the Independent
   Trustees, considered whether there have been economies of scale in respect of the management of each Portfolio, whether each Portfolio has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

   The Board considered that economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate.  The
   Board noted that for the fiscal year ended September 30, 2004, only the Low
   Duration Bond Portfolio and Core Bond Total Return Portfolio had reached their respective specified asset levels to trigger the breakpoints to their respective advisory fee rates.  The Board also considered the fee waivers and expense reimbursement arrangements by the Advisers.  The Board determined that the advisory fee structure was reasonable and that no changes were currently necessary.

   Other Benefits to the Advisers. The Board of Trustees, including the
   Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also other potential benefits to the
   Advisers, such as the ability to leverage investment professionals that also manage other portfolios, raising the profile of BlackRock in the broker-dealer community, and the engagement of affiliates of the Advisers as service providers to the Portfolios, including for administrative, transfer agency, distribution and custodial services.  The Board also noted
   that the Advisers may benefit from the use of soft dollars for research, which may be used by the Advisers to manage other accounts.

   The Board concluded that other ancillary benefits that the Advisers and their affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios, such as those noted above, were consistent with those available to other mutual fund sponsors.

   No single factor was considered in isolation or to be determinative in the
   Board's decision to approve the Advisory Contracts.  Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Advisory Contracts, including the fees to be charged for services thereunder.

(B)  PricewaterhouseCoopers LLP ("PwC"), the Fund's former independent auditor, has been hired as an
   internal audit supporting service provider by The PNC Financial Services
   Group, Inc. ("PNC"), the parent company of the Fund's investment adviser and certain other service providers. In order to provide certain services to PNC and its affiliates which would have caused PwC to no longer be independent with respect to the Fund, PwC declined to stand for re-election as independent auditor of the Fund after the completion of the fiscal 2003 audit.

   The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent auditor to audit the Fund's financial statements for fiscal year 2005. A majority of the Fund's Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche
   LLP as the Fund's independent auditor for the Fund's fiscal 2005 audit on
   November 12, 2004, subject to the right of

                                                                             167

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

   the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(C)  As previously disclosed, BlackRock has received subpoenas from various federal and state governmental and regulatory authorities and various information requests from the Securities and Exchange Commission in connection with ongoing industry-wide investigations of mutual fund matters.

(D)  The amounts paid by the Fund for the Chief Compliance Officer (CCO) for the six months ended March 31, 2005, were $81,903.

168

                                BLACKROCK FUNDS

Investment Adviser

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Sub-Adviser

     BlackRock Financial Management, Inc.

     New York, New York 10022

Custodian

     PFPC Trust Co.

   Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent

     PFPC Inc.

     Wilmington, Delaware 19809

Distributor

     BlackRock Distributors, Inc.

     King of Prussia, Pennsylvania 19406

Co-Administrator

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Counsel

     Simpson Thacher & Bartlett LLP

     New York, New York 10017

Independent Registered Public Accounting Firm

     Deloitte & Touche LLP

     Philadelphia, Pennsylvania 19103

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at
http://www.sec.gov.

Information on how proxies relating to the Fund's voting securities were voted
(if any) by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's
Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington,
D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

                                BLACKROCK FUNDS
                                 FUND SPECTRUM

 BlackRock Funds is a leading mutual fund company currently managing approximately $26 billion in the following portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing.

STOCK PORTFOLIOS
--------------------------------------
   Investment Trust                      Small Cap Core Equity
   Large Cap Value Equity                Small Cap Growth Equity
   Large Cap Growth Equity               Global Science & Technology Opportunities
   Dividend AchieversTM                  Global Resources
   Legacy                                All-Cap Global Resources
   Mid-Cap Value Equity                  Health Sciences
   Mid-Cap Growth Equity                 U.S. Opportunities
   Aurora                                International Opportunities
   Small/Mid-Cap Growth                  Index Equity
   Small Cap Value Equity
STOCK & BOND PORTFOLIOS
--------------------------------------
   Asset Allocation
BOND PORTFOLIOS
--------------------------------------
   Enhanced Income                       Government Income
   Low Duration Bond                     Inflation Protected Bond
   Intermediate Government Bond          GNMA
   Intermediate Bond                     Managed Income
   Intermediate PLUS Bond                International Bond
   Core Bond Total Return                High Yield Bond
   Core PLUS Total Return
TAX-FREE BOND PORTFOLIOS
--------------------------------------
   UltraShort Municipal                  Ohio Tax-Free Income
   Tax-Free Income                       Delaware Tax-Free Income
   Pennsylvania Tax-Free Income          Kentucky Tax-Free Income
   New Jersey Tax-Free Income
MONEY MARKET PORTFOLIOS
--------------------------------------
   Money Market                          North Carolina Municipal Money Market
   U.S. Treasury Money Market            Ohio Municipal Money Market
   Municipal Money Market                Pennsylvania Municipal Money Market
   New Jersey Municipal Money Market     Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

ACCOUNT INFORMATION
Call us at 1-800-441-7762 to get information about your account balances, recent transactions and share prices.
You can also reach us on the web at www.blackrock.com.

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have
$50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell and Simple IRA's.

ADDITIONAL INFORMATION ABOUT THE BLACKROCK FUNDS
For additional reports or additional information, as well as more current information about portfolio holdings and characteristics, BlackRock Fund shareholders and prospective investors may call 1-800-441-7762.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
[GRAPHIC OMITTED]

BND-SEMI1

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED
 INCOME  LIQUIDITYREAL ESTATE BlackRock Funds

Tax-Free Bond Portfolios

Semi-Annual Report to Shareholders

March 31, 2005 (Unaudited)

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                                BLACKROCK FUNDS
                            TAX-FREE BOND PORTFOLIOS
*UltraShort Municipal
*Tax-Free Income
*Pennsylvania Tax-Free Income
                                        *New Jersey Tax-Free Income
                                        *Ohio Tax-Free Income
                                        *Delaware Tax-Free Income
                                        *Kentucky Tax-Free Income

Shareholder Letter..........................................................1
Portfolio Summaries
  UltraShort Municipal....................................................2-3
  Tax-Free Income.........................................................4-5
  Pennsylvania Tax-Free Income............................................6-7
  New Jersey Tax-Free Income..............................................8-9
  Ohio Tax-Free Income..................................................10-11
  Delaware Tax-Free Income..............................................12-13
  Kentucky Tax-Free Income..............................................14-15
  Note on Performance Information..........................................16
Statement of Net Assets..................................................7-36
Portfolio Financial Statements
  Statements of Operations.................................................37
  Statements of Changes in Net Assets...................................38-39
  Financial Highlights..................................................40-49
Notes to Financial Statements...........................................50-64
Additional Information..................................................65-68

                     PRIVACY PRINCIPLES OF BLACKROCK FUNDS
BlackRock Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.
BlackRock Funds does not receive any nonpublic personal information relating to its shareholders who purchase shares through their broker-dealers. In the case of shareholders who are record owners of BlackRock Funds, BlackRock Funds receives nonpublic personal information on account applications or other forms.
With respect to these shareholders, BlackRock Funds also has access to specific information regarding their transactions in BlackRock Funds.
BlackRock Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders' accounts (for example, to a transfer agent).
BlackRock Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

                                BLACKROCK FUNDS

March 31, 2005

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of the
BlackRock Funds' Tax-Free Bond Portfolios for the six-month period ended March
31, 2005. The Semi-Annual Report includes important information on each
Portfolio, and is organized as follows:

o  Portfolio Summary -  discusses recent portfolio management activity and highlights total returns.

o  Fund Profile - displays characteristics of each Portfolio's holdings as of
   March 31, 2005.

o  Expense Example - discusses costs in a shareholder account and provides information for a shareholder to estimate his or her expenses by share class and to compare expenses of each share class to other funds.

o  Statement of Net Assets -  lists portfolio holdings and includes each holding's market value and par amount/number of shares as of March 31,
   2005. The Statement of Net Assets also contains the net asset value for each share class of a Portfolio.

o  Statement of Operations -  displays the components of each Portfolio's investment income and provides a detailed look at each Portfolio's expenses. The Statement of Operations also lists the aggregate change in value of a Portfolio's securities due to market fluctuations and security sales.

o  Statement of Changes in Net Assets -  compares Portfolio information from the prior period to the current period. Specifically, it details shareholder distributions by share class, aggregate realized gains and losses, and the change in net assets from the beginning of the period to the end of the period.

o  Financial Highlights -  include each Portfolio's expense ratios, net asset values, total returns, distributions per share, and turnover ratios for the current period and the last five years or since inception.

o  Notes to Financial Statements -  provides additional information on fees, a summary of significant accounting policies, a list of affiliated transactions, and a summary of purchases and sales of securities.

     In addition to these items, a summary of shareholder privileges is listed on the inside back cover of the report. Shareholders can find information on this page describing how to access account balances, recent transactions, and share prices. It also includes a summary of the Fund's various investment plans.

     There were two notable recent developments for the BlackRock Funds (the
"Fund").

     First, on January 31, 2005, BlackRock, Inc., the parent of BlackRock
Advisors, Inc., the Fund's investment adviser, acquired SSRM Holdings, Inc., the parent of State Street Research & Management Company, the investment adviser to the former State Street Research Funds. The transaction enhances
BlackRock's investment management platform with additional US equity, alternative investment, and real estate equity management capabilities. In addition, the scale and scope of BlackRock's open-end and closed-end mutual funds and distribution capabilities has expanded significantly. We believe that we can incorporate the best of both organizations to deliver high quality products to both institutional and individual investors.

     Second, a proxy statement was recently sent to shareholders of all portfolios of the Fund asking them to consider and vote upon the election of nine trustees to the board of trustees of the Fund (the "Board"). Five of the nine nominees were already serving as trustees of the Fund and the additional nominees had previously served as trustees of the State Street Research Funds.
Due to the increased size and complexity of the Fund resulting from the reorganization with the State Street Research Funds, and an increase in the responsibilities of boards of trustees of funds generally, the current Board believed it was in the best interest of the Fund to increase the size of the
Board. On April 29, 2005, the special meeting of shareholders was held, at which all of the nominees included in the proxy were duly elected to the Board.

     We hope you find the report informative, and we thank you for making
BlackRock part of your investment strategy.

Sincerely,

[GRAPHIC OMITTED]

 Anne Ackerley
Managing Director
BlackRock Advisors,Inc.

                                                                               1

                        ULTRASHORT MUNICIPAL PORTFOLIO

Total Net Assets (3/31/05): $37.0 million

Investment Approach

     Seeks to maximize total return consistent with income generation and prudent investment management by investing primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities), the interest on which is exempt from Federal income tax ("municipal securities"). These municipal securities may not be exempt from the Federal Alternative Minimum Tax. The Portfolio normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers.
Recent Portfolio Management Activity

     o  All share classes of the Portfolio outperformed the Portfolio's Lipper peer group (Short Municipal Debt Funds) during the semi-annual period.

     o  During the semi-annual period, the municipal yield curve, as measured by the spread between 2-year and 30-year rates, flattened by approximately 100 basis points. Yields on the 2-year portion of the yield curve rose 90 basis points while the 30-year rates declined by 10 basis points. The shorter end of the municipal yield curve saw similarly dramatic increases in interest rates as evidenced by the 63 basis point and 91 basis point increase in overnight and one-year tax exempt interest rates, respectively.

     o  The strategy for the Portfolio remained consistent throughout the semi-annual period. The Portfolio continued to be structured to take advantage of a rising interest rate environment for shorter duration assets. The
Portfolio consistently held over 50% of its assets in variable rate assets and held less than 20% of the Portfolio's assets in maturities greater than one year.

     o  While national new issue supply declined in 2004 by 6.6% to $358 billion, the new supply issuance during the first quarter of 2005 was the highest first quarter on record. A total of $97 billion was issued, which represents a 12% increase over the first quarter of 2004. Despite a higher interest rate environment, which typically slows new issue supply, the flattening of the Treasury yield curve has created more advance refunding opportunities for issues to lower total debt cost. The increase in supply has been primarily absorbed by continued demand from insurance companies as well as retail investors. During the first quarter of 2005, a total of $1.7 billion flowed into open-end mutual funds. In addition to the positive underwriting environment for most insurance companies, the high credit quality, low volatility and high after-tax income that the sector had to offer continued to appeal to many investors, especially at a time when taxable credit spreads were near their all-time tights.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ULTRASHORT
                              MUNICIPAL PORTFOLIO,
THE LEHMAN BROTHERS 1 YEAR MUNICIPAL BOND INDEX AND THE LIPPER SHORT MUNICIPAL
                                   DEBT FUNDS
                                FROM INCEPTION.

                                                              [LINE CHART]

             Institutional   Investor A   Lehman Brothers 1 Year Municipal Bond Index   Lipper Short Municipal Debt Funds
             -------------   ----------   -------------------------------------------   ---------------------------------
03/03/2004      $ 10,000       $ 9,699                     $ 10,000                                  $ 10,000
03/31/2004        10,000         9,690                       10,001                                     9,989
06/30/2004        9,955         9,682                        9,971                                     9,916
09/30/2004        10,009         9,721                       10,047                                    10,017
12/31/2004        10,044         9,741                       10,049                                    10,040
03/31/2005        10,060         9,742                       10,048                                    10,023

                        FOR PERIOD ENDING MARCH 31, 2005

                      Average Annual Total Return
                                                             From
                                             1 Year        Inception
                                          ------------   ------------
     BlackRock Class                           0.72%          0.68%
     Institutional Class                       0.61%          0.56%
     Service Class                             0.82%          0.71%
     Investor A Class (Load Adjusted)         (2.50)%        (2.40)%
     Investor A Class (NAV)                    0.53%          0.41%

THE PERFORMANCE OF THE LEHMAN BROTHERS 1 YEAR MUNICIPAL BOND INDEX (THE
"BENCHMARK") IS PRESENTED FOR COMPARATIVE PURPOSES IN RESPONSE TO REQUIREMENTS
OF THE SECURITIES AND EXCHANGE COMMISSION. HOWEVER, BLACKROCK BELIEVES THAT
DIFFERENCES BETWEEN THE WAYS IN WHICH THE PORTFOLIO IS MANAGED AND THE
BENCHMARK IS CONSTRUCTED MAY MAKE COMPARISONS BETWEEN THE PORTFOLIO AND
BENCHMARK PERFORMANCE LESS MEANINGFUL TO INVESTORS. THEREFORE, THE PERFORMANCE
OF THE LIPPER SHORT MUNICIPAL DEBT FUNDS IS ALSO PRESENTED.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: BLACKROCK SHARES, 3/3/04; INSTITUTIONAL SHARES,
3/19/04; SERVICE SHARES, 3/19/04; AND INVESTOR A SHARES, 3/19/04. SEE "NOTE ON
PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE
DATA WAS CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

2

                        ULTRASHORT MUNICIPAL PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          11.7%
AA           32.8
A            34.2
BBB          11.4
Unrated       9.9
             ----
  Total      100.0%
             ========

Largest State Concentration
(% of portfolio, excluding
 money market investments)
Texas            15.3%
Ohio             10.9
Pennsylvania     10.0
Florida           5.4
Alaska            5.4
Tennessee         4.5
South Carolina    3.5
Georgia           3.3
Virginia          2.9
Oregon            2.9
                 ----
  Total          64.1%
                 ========

        Portfolio Statistics
Average maturity (years)       0.47
Modified Duration2             0.4

1  Using the highest of Standard & Poor's ("S&P's"), Fitch Ratings ("Fitch"),
   or Moody's Investors Service ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Actual Expenses
                        ---------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor
                             Class           Class           Class          A Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,005.70        1,005.10        1,009.30        1,002.20
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       1.75            2.24            3.50            3.48

                                             Hypothetical Expenses
                                          (5% return before expenses)
                        ---------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor
                             Class           Class           Class          A Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,023.24        1,022.73        1,021.48        1,021.48
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       1.76            2.27            3.52            3.52

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.35%, 0.45%, 0.70%, and 0.70% for the BlackRock, Institutional,
Service, and Investor A  share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               3

                           TAX-FREE INCOME PORTFOLIO

Total Net Assets (3/31/05): $425.2 million

Investment Approach
     Seeks to maximize total return consistent with income generation and prudent investment management by investing primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities), the interest on which the Portfolio manager believes is exempt from Federal income tax, including the Federal Alternative
Minimum Tax ("municipal securities"). The Portfolio normally invests at least
80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers. The Portfolio emphasizes securities in the ten to twenty year maturity range.

Recent Portfolio Management Activity
     o  All share classes of the Portfolio outperformed the Portfolio's Lipper peer group (General Municipal Debt Funds) during the semi-annual period.

     o  During the semi-annual period, the municipal yield curve, as measured by the spread between 2-year and 30-year rates, flattened by approximately 100 basis points. Yields on the 2-year portion of the curve rose 90 basis points while the 30-year rates declined by 10 basis points. During the first half of the semi-annual period, the Portfolio actively traded long 5% coupon bonds due to our interest rate outlook and the attractive relative value of these bonds versus shorter maturity municipals that we traded out of. This activity accounted for the relative performance versus the Portfolio's benchmark (Lehman
Brothers Municipal Bond Index) and its Lipper peer group and offset the
Portfolio's more defensive premium coupon structure.

     o  The Portfolio's continued bias towards a higher interest rate environment was a modest negative for the semi-annual period as the longer portions of the Lehman Brothers Municipal Bond Index were the best performers.
This bias is expressed through the Portfolio's higher coupon weighting as well as through the duration of its holdings compared to the benchmark.

     o  While national new issue supply declined in 2004 by 6.6% to $358 billion, the new supply issuance during the first quarter of 2005 was the highest first quarter on record. A total of $97 billion was issued, which represents a 12% increase over the first quarter of 2004. Despite a higher interest rate environment, which typically slows new issue supply, the flattening of the Treasury yield curve has created more advance refunding opportunities for issues to lower total debt cost. The increase in supply has been primarily absorbed by continued demand from insurance companies as well as retail investors. During the first quarter of 2005, a total of $1.7 billion flowed into open-end mutual funds. In addition to the positive underwriting of most insurance companies, the high credit quality, low volatility and high after-tax income that the sector had to offer continued to appeal to many investors, especially at a time when taxable credit spreads were near their all-time tights.

     o  Fundamentally, tax receipts have grown for the past two years, a manifestation of the improving economy. The most recent economic acceleration has provided the states with increased revenues, which has fueled positive operations for all but a few state governments. At the end of the semi-annual period, forty-six states have reported that fiscal year 2005 revenue projections are on or above budget. The revenue growth is helping states rebuild their reserve funds, many of which were depleted during the fiscal crisis of 2001. Overall, the credit trend has grown more positive, exemplified by ratings upgrades over the last few quarters for the states of California,
Florida and New York.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE TAX-FREE INCOME
                                   PORTFOLIO,
THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER GENERAL MUNICIPAL DEBT
                                     FUNDS
                            FOR THE PAST TEN YEARS.

                                                            [LINE CHART]

                 Institutional          Investor A     Lehman Brothers Municipal Bond Index     Lipper General Municipal Debt Funds
                 -------------          ----------     ------------------------------------     -----------------------------------
03/31/1995          $ 10,000              $ 9,603                    $ 10,000                                $ 10,000
06/30/1995            10,174                9,757                      10,242                                  10,198
09/30/1995            10,471               10,028                      10,536                                  10,436
12/31/1995            10,950               10,465                      10,971                                  10,920
03/31/1996            10,857               10,374                      10,838                                  10,724
06/30/1996            10,958               10,458                      10,921                                  10,780
09/30/1996            11,250               10,724                      11,173                                  11,026
12/31/1996            11,577               11,022                      11,457                                  11,288
03/31/1997            11,567               11,000                      11,431                                  11,234
06/30/1997            11,984               11,383                      11,825                                  11,626
09/30/1997            12,386               11,751                      12,181                                  11,988
12/31/1997            12,749               12,081                      12,512                                  12,323
03/31/1998            12,917               12,225                      12,656                                  12,438
06/30/1998            13,105               12,389                      12,848                                  12,603
09/30/1998            13,482               12,731                      13,243                                  12,973
12/31/1998            13,567               12,796                      13,323                                  12,983
03/31/1999            13,638               12,848                      13,441                                  13,047
06/30/1999            13,400               12,609                      13,203                                  12,747
09/30/1999            13,256               12,459                      13,150                                  12,572
12/31/1999            13,002               12,206                      13,047                                  12,378
03/31/2000            13,375               12,541                      13,430                                  12,732
06/30/2000            13,547               12,688                      13,633                                  12,870
09/30/2000            13,893               12,996                      13,962                                  13,166
12/31/2000            14,426               13,480                      14,573                                  13,733
03/31/2001            14,707               13,726                      14,896                                  14,000
06/30/2001            14,836               13,818                      14,993                                  14,067
09/30/2001            15,256               14,205                      15,414                                  14,430
12/31/2001            15,115               14,058                      15,320                                  14,271
03/31/2002            15,259               14,162                      15,465                                  14,385
06/30/2002            15,650               14,522                      16,031                                  14,875
09/30/2002            16,031               14,857                      16,792                                  15,529
12/31/2002            16,022               14,832                      16,792                                  15,470
03/31/2003            16,025               14,817                      16,994                                  15,578
06/30/2003            16,594               15,325                      17,432                                  15,988
09/30/2003            16,575               15,290                      17,446                                  15,978
12/31/2003            16,776               15,457                      17,684                                  16,207
03/31/2004            16,946               15,596                      17,990                                  16,434
06/30/2004            16,636               15,292                      17,564                                  16,048
09/30/2004            17,148               15,764                      18,249                                  16,614
12/31/2004            17,404               15,974                      18,477                                  16,807
03/31/2005            17,457               16,013                      18,470                                  16,765

                        FOR PERIOD ENDING MARCH 31, 2005

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     BlackRock Class                           3.17%         4.65%        5.51%        5.75%
     Institutional Class                       3.01%         4.59%        5.47%        5.73%
     Service Class                             2.74%         4.26%        5.15%        5.41%
     Investor A Class (Load Adjusted)         (1.46)%        2.78%        4.16%        4.82%
     Investor A Class (NAV)                    2.67%         4.18%        5.01%        5.25%
     Investor B Class (Load Adjusted)         (2.54)%        2.30%        3.89%        4.57%
     Investor B Class (NAV)                    1.91%         3.40%        4.23%        4.57%
     Investor C Class (Load Adjusted)          0.92%         3.40%        4.23%        4.56%
     Investor C Class (NAV)                    1.91%         3.40%        4.23%        4.56%

THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "BENCHMARK")
IS PRESENTED FOR COMPARATIVE PURPOSES IN RESPONSE TO REQUIREMENTS OF THE
SECURITIES AND EXCHANGE COMMISSION. HOWEVER, BLACKROCK BELIEVES THAT
DIFFERENCES BETWEEN THE WAYS IN WHICH THE PORTFOLIO IS MANAGED AND THE
BENCHMARK IS CONSTRUCTED MAY MAKE COMPARISONS BETWEEN THE PORTFOLIO AND
BENCHMARK PERFORMANCE LESS MEANINGFUL TO INVESTORS. THEREFORE, THE PERFORMANCE
OF THE LIPPER GENERAL MUNICIPAL DEBT FUNDS IS ALSO PRESENTED.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL
SHARES, 1/21/93; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 7/18/96, INVESTOR
C SHARES, 2/28/97 AND BLACKROCK SHARES, 12/22/03. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

4

                           TAX-FREE INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          62.1%
AA           17.1
A             7.8
BBB          10.1
\qBBB         1.8
Unrated       1.1
             ----
  Total      100.0%
             ========

Largest State Concentration
     (% of long-term
       investments)
Pennsylvania    10.7%
New York        9.8
Texas           7.2
California      6.5
New Jersey      6.3
Washington      6.1
Georgia         4.6
Virginia        4.4
Florida         4.3
Massachusetts   4.2
                ---
  Total         64.1%
                ========

        Portfolio Statistics
Average maturity (years)       6.41
Modified Duration2             4.2

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,018.80        1,018.00        1,016.70        1,015.80        1,012.90        1,012.90
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    2.26            3.01            4.31            4.31            8.06            8.16

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)       $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/05)                1,022.73        1,021.98        1,020.67        1,020.67        1,016.89        1,016.79
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                    2.27            3.02            4.33            4.33            8.06            8.21

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.45%, 0.60%, 0.86%, 0.86%, 1.61%, and 1.63% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                               5

                    PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

Total Net Assets (3/31/05): $668.2 million

Investment Approach

     Seeks to maximize total return consistent with income generation and prudent investment management by investing primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities), the interest on which the Portfolio manager believes is exempt from Federal income tax (including the Federal Alternative
Minimum Tax) and Pennsylvania state income tax ("municipal securities"). The
Portfolio normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers (including issuers located outside of Pennsylvania). The Portfolio emphasizes securities in the ten to twenty year maturity range.

Recent Portfolio Management Activity

     o  All share classes of the Portfolio underperformed the Portfolio's
Lipper peer group (Pennsylvania Municipal Debt Funds) during the semi-annual period.

     o  During the semi-annual period, the municipal yield curve, as measured by the spread between 2-year and 30-year rates, flattened by approximately 100 basis points. Yields on the 2-year portion of the curve rose 90 basis points while the 30-year rates declined by 10 basis points.

     o  During the semi-annual period, the Portfolio continued to have a predominant focus on premium coupon bonds, as evidenced by the 5.5% average coupon on the bonds in the Portfolio versus an average of 5.13% for the
Portfolio's benchmark (Lehman Brothers Municipal Bond Index). In addition, the exposure in the Portfolio to securities with significant levels of unrealized gains and short calls resulted in the Portfolio behaving more like an intermediate portfolio than a long portfolio. This structure produces competitive levels of income with less duration exposure than longer funds. The defensive structure of the Portfolio holdings was a primary contributor to performance for the semi-annual period.

     o  The Portfolio's continued bias towards a higher interest rate environment was a modest negative for the semi-annual period as the longer portions of the Lehman Brothers Municipal Bond Index were the best performers.
This bias is expressed through the Portfolio's higher coupon weighting as well as through the shorter duration of its holdings compared to the benchmark.

     o  While national new issue supply declined in 2004 by 6.6% to $358 billion, the new supply issuance during the first quarter of 2005 was the highest first quarter on record. A total of $97 billion was issued, which represents a 12% increase over the first quarter of 2004. Despite a higher interest rate environment, which typically slows new issue supply, the flattening of the Treasury yield curve has created more advance refunding opportunities for issues to lower total debt cost. The increase in supply has been primarily absorbed by continued demand from insurance companies as well as retail investors. During the first quarter of 2005, a total of $1.7 billion flowed into open-end mutual funds. With $3.94 billion in new issuance,
Pennsylvania placed sixth amongst states for new issuance in the first quarter of 2005. New issuance in the state increased 59% over the same period in 2004.

     o  Fundamentally, tax receipts have grown for the past two years, a manifestation of the improving economy. The most recent economic acceleration has provided the states with increased revenues, which has fueled positive operations for all but a few state governments. At the end of the semi-annual period, forty-six states have reported that fiscal year 2005 revenue projections are on or above budget. The revenue growth is helping states rebuild their reserve funds, many of which were depleted during the fiscal crisis of 2001.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PA TAX-FREE INCOME
                                   PORTFOLIO,
THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER PENNSYLVANIA MUNICIPAL
                                   DEBT FUNDS
                            FOR THE PAST TEN YEARS.

                                                              [LINE CHART]

             Institutional   Investor A   Lehman Brothers Municipal Bond Index   Lipper Pennsylvania Municipal Debt Funds
             -------------   ----------   ------------------------------------   ----------------------------------------
03/31/1995      $ 10,000       $ 9,598                  $ 10,000                                 $ 10,000
06/30/1995        10,231         9,808                    10,242                                   10,208
09/30/1995        10,556        10,108                    10,536                                   10,451
12/31/1995        10,999        10,520                    10,971                                   10,937
03/31/1996        10,871        10,386                    10,838                                   10,742
06/30/1996        10,968        10,467                    10,921                                   10,816
09/30/1996        11,220        10,695                    11,173                                   11,066
12/31/1996        11,506        10,956                    11,457                                   11,320
03/31/1997        11,463        10,903                    11,431                                   11,280
06/30/1997        11,815        11,226                    11,825                                   11,651
09/30/1997        12,165        11,546                    12,181                                   11,993
12/31/1997        12,507        11,857                    12,512                                   12,325
03/31/1998        12,659        11,989                    12,656                                   12,449
06/30/1998        12,861        12,166                    12,848                                   12,620
09/30/1998        13,201        12,474                    13,243                                   12,935
12/31/1998        13,271        12,527                    13,323                                   12,948
03/31/1999        13,378        12,614                    13,441                                   13,026
06/30/1999        13,156        12,391                    13,203                                   12,780
09/30/1999        13,093        12,318                    13,150                                   12,575
12/31/1999        12,967        12,186                    13,047                                   12,346
03/31/2000        13,296        12,482                    13,430                                   12,677
06/30/2000        13,489        12,648                    13,633                                   12,809
09/30/2000        13,814        12,938                    13,962                                   13,124
12/31/2000        14,259        13,339                    14,573                                   13,629
03/31/2001        14,582        13,613                    14,896                                   13,877
06/30/2001        14,627        13,639                    14,993                                   13,970
09/30/2001        15,008        13,991                    15,414                                   14,369
12/31/2001        14,932        13,891                    15,320                                   14,245
03/31/2002        15,050        13,984                    15,465                                   14,350
06/30/2002        15,552        14,448                    16,031                                   14,824
09/30/2002        15,988        14,835                    16,792                                   15,473
12/31/2002        16,024        14,838                    16,792                                   15,428
03/31/2003        16,176        14,975                    16,994                                   15,577
06/30/2003        16,583        15,321                    17,432                                   15,964
09/30/2003        16,494        15,219                    17,446                                   15,940
12/31/2003        16,704        15,395                    17,684                                   16,170
03/31/2004        16,810        15,489                    17,990                                   16,390
06/30/2004        16,517        15,201                    17,564                                   15,993
09/30/2004        16,959        15,592                    18,249                                   16,531
12/31/2004        17,151        15,753                    18,477                                   16,744
03/31/2005        17,152        15,724                    18,470                                   16,749

                            FOR PERIOD ENDING MARCH 31, 2005

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     Institutional Class                       2.04%         4.46%        5.22%        5.54%
     Service Class                             1.73%         4.15%        4.89%        5.22%
     Investor A Class (Load Adjusted)         (2.53)%        2.59%        3.88%        4.63%
     Investor A Class (NAV)                    1.51%         3.99%        4.73%        5.06%
     Investor B Class (Load Adjusted)         (3.52)%        2.14%        3.65%        4.32%
     Investor B Class (NAV)                    0.85%         3.23%        3.99%        4.32%
     Investor C Class (Load Adjusted)         (0.21)%        3.22%        3.98%        4.34%
     Investor C Class (NAV)                    0.76%         3.22%        3.98%        4.34%

THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "BENCHMARK")
IS PRESENTED FOR COMPARATIVE PURPOSES IN RESPONSE TO REQUIREMENTS OF THE
SECURITIES AND EXCHANGE COMMISSION. HOWEVER, BLACKROCK BELIEVES THAT
DIFFERENCES BETWEEN THE WAYS IN WHICH THE PORTFOLIO IS MANAGED AND THE
BENCHMARK IS CONSTRUCTED MAY MAKE COMPARISONS BETWEEN THE PORTFOLIO AND
BENCHMARK PERFORMANCE LESS MEANINGFUL TO INVESTORS. THEREFORE, THE PERFORMANCE
OF THE LIPPER PENNSYLVANIA MUNICIPAL DEBT FUNDS IS ALSO PRESENTED.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR A SHARES, 12/1/92;
SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94 AND INVESTOR C SHARES,
8/14/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of as of the periods indicated, the Portfolio is actively managed and its composition will vary.

6

                    PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          78.8%
AA            6.1
A            11.1
BBB           3.9
Unrated       0.1
             ----
  Total      100.0%
             ========

        Portfolio Statistics
Average maturity (years)       5.62
Modified Duration2             3.5

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,011.40        1,009.90        1,008.50        1,004.70        1,004.70
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       3.00            4.50            4.99            8.72            8.72

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,021.98        1,020.47        1,019.97        1,016.19        1,016.19
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       3.02            4.53            5.03            8.81            8.81

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.60%, 0.90%, 1.00%, 1.75%, and 1.75% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               7

                     NEW JERSEY TAX-FREE INCOME PORTFOLIO

Total Net Assets (3/31/05): $179.6 million

Investment Approach
     Seeks to maximize total return consistent with income generation and prudent investment management by investing primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities), the interest on which the Portfolio manager believes is exempt from Federal income tax (including the Federal Alternative
Minimum Tax) and New Jersey state income tax ("municipal securities"). The
Portfolio normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers (including issuers located outside of New Jersey). The Portfolio emphasizes securities in the ten to twenty year maturity range.

Recent Portfolio Management Activity
     o  All share classes of the Portfolio underperformed the Portfolio's
Lipper peer group (New Jersey Municipal Debt Funds) during the semi-annual period.

     o  During the semi-annual period, the municipal yield curve, as measured by the spread between 2-year and 30-year rates, flattened by approximately 100 basis points. Yields on the 2-year portion of the curve rose 90 basis points while the 30-year rates declined by 10 basis points.

     o  During the first half of the semi-annual period, the Portfolio continued to have a predominant focus on premium coupon bonds as evidenced by the 5.68% average coupon for the Portfolio versus an average coupon of 5.14%
for the Portfolio's benchmark (Lehman Brothers Municipal Bond Index). A primary contributor to performance during the first half of the semi-annual period was yield curve positioning as the Portfolio had lower exposure to short maturities and long bonds with short calls. During this period, we offset some of the longer duration of the Portfolio with the sale of Treasury futures in order to bring the Portfolio more inline with other BlackRock tax-free portfolios.

     o  The Portfolio's continued bias towards a higher interest rate environment was a modest negative for the semi-annual period as the longer portions of the Lehman Brothers Municipal Bond Index were the best performers.
This bias is expressed through the Portfolio's higher coupon weighting as well as through the duration of its holdings compared to the benchmark.

     o  While national new issue supply declined in 2004 by 6.6% to $358 billion, the new supply issuance during the first quarter of 2005 was the highest first quarter on record. A total of $97 billion was issued, which represents a 12% increase over the first quarter of 2004. Despite a higher interest rate environment, which typically slows new issue supply, the flattening of the Treasury yield curve has created more advance refunding opportunities for issues to lower total debt cost. The increase in supply has been primarily absorbed by continued demand from insurance companies as well as retail investors. With $5.17 billion in new issuance during the first quarter of 2005, New Jersey saw an increase of 87% over the same period of 2004. During the first quarter of 2005, a total of $1.7 billion flowed into open-end mutual funds. In addition to the positive underwriting environment for most insurance companies, the high credit quality, low volatility and high after-tax income that the sector had to offer continued to appeal to many investors, especially at a time when taxable credit spreads were near their all-time tights.

     o  Fundamentally, tax receipts have grown for the past two years, a manifestation of the improving economy. The most recent economic acceleration has provided the states with increased revenues, which has fueled positive operations for all but a few state governments. At the end of the semi-annual period, forty-six states have reported that fiscal year 2005 revenue projections are on or above budget. The revenue growth is helping states rebuild their reserve funds, many of which were depleted during the fiscal crisis of 2001.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NJ TAX-FREE INCOME
                                  PORTFOLIO,
THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER NEW JERSEY MUNICIPAL
                                  DEBT FUNDS
                            FOR THE PAST TEN YEARS.

                                                             [LINE CHART]

                Service          Investor A     Lehman Brothers Municipal Bond Index     Lipper New Jersey Municipal Debt Funds
             ----------          ----------     ------------------------------------     --------------------------------------
03/31/1995     $ 10,000            $ 9,599                    $ 10,000                                  $ 10,000
06/30/1995       10,196              9,787                      10,242                                    10,219
09/30/1995       10,461             10,041                      10,536                                    10,451
12/31/1995       10,829             10,395                      10,971                                    10,893
03/31/1996       10,733             10,293                      10,838                                    10,705
06/30/1996       10,763             10,317                      10,921                                    10,778
09/30/1996       10,951             10,493                      11,173                                    11,015
12/31/1996       11,224             10,751                      11,457                                    11,266
03/31/1997       11,194             10,718                      11,431                                    11,236
06/30/1997       11,507             11,013                      11,825                                    11,579
09/30/1997       11,839             11,326                      12,181                                    11,915
12/31/1997       12,151             11,620                      12,512                                    12,228
03/31/1998       12,251             11,711                      12,656                                    12,341
06/30/1998       12,430             11,877                      12,848                                    12,510
09/30/1998       12,820             12,244                      13,243                                    12,879
12/31/1998       12,877             12,293                      13,323                                    12,924
03/31/1999       12,918             12,327                      13,441                                    12,995
06/30/1999       12,654             12,070                      13,203                                    12,738
09/30/1999       12,608             12,021                      13,150                                    12,561
12/31/1999       12,519             11,931                      13,047                                    12,353
03/31/2000       12,768             12,163                      13,430                                    12,663
06/30/2000       12,952             12,333                      13,633                                    12,817
09/30/2000       13,219             12,582                      13,962                                    13,117
12/31/2000       13,734             13,067                      14,573                                    13,671
03/31/2001       14,056             13,367                      14,896                                    13,967
06/30/2001       14,130             13,421                      14,993                                    14,073
09/30/2001       14,507             13,785                      15,414                                    14,354
12/31/2001       14,340             13,621                      15,320                                    14,234
03/31/2002       14,559             13,811                      15,465                                    14,380
06/30/2002       15,060             14,292                      16,031                                    14,853
09/30/2002       15,543             14,732                      16,792                                    15,397
12/31/2002       15,555             14,750                      16,792                                    15,386
03/31/2003       15,710             14,878                      16,994                                    15,471
06/30/2003       16,103             15,257                      17,432                                    15,873
09/30/2003       15,984             15,137                      17,446                                    15,848
12/31/2003       16,185             15,308                      17,684                                    16,101
03/31/2004       16,389             15,495                      17,990                                    16,312
06/30/2004       16,030             15,162                      17,564                                    15,909
09/30/2004       16,589             15,686                      18,249                                    16,463
12/31/2004       16,799             15,881                      18,477                                    16,685
03/31/2005       16,766             15,832                      18,470                                    16,709

                            FOR PERIOD ENDING MARCH 31, 2005

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     Institutional Class                       2.52%         5.10%        5.90%        5.51%
     Service Class                             2.30%         4.82%        5.60%        5.30%
     Investor A Class (Load Adjusted)         (1.89)%        3.25%        4.55%        4.70%
     Investor A Class (NAV)                    2.18%         4.66%        5.41%        5.13%
     Investor B Class(Load Adjusted)          (3.00)%        2.85%        4.31%        4.46%
     Investor B Class (NAV)                    1.41%         3.94%        4.65%        4.46%
     Investor C Class(Load Adjusted)           0.43%         3.90%        4.68%        4.47%
     Investor C Class (NAV)                    1.41%         3.90%        4.68%        4.47%

THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "BENCHMARK")
IS PRESENTED FOR COMPARATIVE PURPOSES IN RESPONSE TO REQUIREMENTS OF THE
SECURITIES AND EXCHANGE COMMISSION. HOWEVER, BLACKROCK BELIEVES THAT
DIFFERENCES BETWEEN THE WAYS IN WHICH THE PORTFOLIO IS MANAGED AND THE
BENCHMARK IS CONSTRUCTED MAY MAKE COMPARISONS BETWEEN THE PORTFOLIO AND
BENCHMARK PERFORMANCE LESS MEANINGFUL TO INVESTORS. THEREFORE, THE PERFORMANCE
OF THE LIPPER NEW JERSEY MUNICIPAL DEBT FUNDS IS ALSO PRESENTED.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR A SHARES,
1/26/96; INVESTOR B SHARES, 7/2/96; INSTITUTIONAL SHARES, 5/4/98 AND INVESTOR C
SHARES, 12/9/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH* ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as of as of the periods indicated, the Portfolio is actively managed and its composition will vary.

8

                     NEW JERSEY TAX-FREE INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          63.9%
AA            6.8
A            14.9
BBB          11.2
Unrated       3.2
             ----
  Total      100.0%
             ========

        Portfolio Statistics
Average maturity (years)       7.81
Modified Duration2             5.3

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,011.30        1,010.70        1,009.30        1,006.40        1,006.40
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       3.00            4.50            4.95            8.73            8.73

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,021.98        1,020.47        1,020.02        1,016.19        1,016.19
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       3.02            4.53            4.98            8.81            8.81

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.60%, 0.90%, 1.00%, 1.75%, and 1.75% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               9

                        OHIO TAX-FREE INCOME PORTFOLIO

Total Net Assets (3/31/05): $124.4 million

Investment Approach

     Seeks to maximize total return consistent with income generation and prudent investment management by investing primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities), the interest on which the Portfolio manager believes is exempt from Federal income tax (including the Federal Alternative
Minimum Tax) and Ohio state income tax ("municipal securities"). The Portfolio normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers
(including issuers located outside of Ohio). The Portfolio emphasizes securities in the ten to twenty year maturity range.
Recent Portfolio Management Activity

     o  The Institutional, Service and Investor A share classes of the
Portfolio outperformed the Portfolio's Lipper peer group (Ohio Municipal Debt
Funds) during the semi-annual period while the Investor B and Investor C share classes underperformed relative to the Lipper peer group.

     o  During the semi-annual period, the municipal yield curve, as measured by the spread between 2-year and 30-year rates, flattened by approximately 100 basis points. Yields on the 2-year portion of the curve rose 90 basis points while the 30-year rates declined by 10 basis points.

     o  During the first half of the semi-annual period, the Portfolio continued to have a predominant focus on premium coupon bonds as evidenced by the 5.46% average coupon of the Portfolio versus an average of 5.14% for the
Portfolio's benchmark (Lehman Brothers Municipal Bond Index). The defensive structure of the Portfolio holdings was a primary contributor to performance for this period.

     o  The Portfolio's continued bias towards a higher interest rate environment was a modest negative for the semi-annual period as the longer portions of the Lehman Brothers Municipal Bond Index were the best performers.
This bias is expressed through the Portfolio's higher coupon weighting as well as through the shorter duration of its holdings compared to the benchmark.
     o  While national new issue supply declined in 2004 by 6.6% to $358 billion, the new supply issuance during the first quarter of 2005 was the highest first quarter on record. A total of $97 billion was issued, which represents a 12% increase over the first quarter of 2004. Despite a higher interest rate environment, which typically slows new issue supply, the flattening of the Treasury yield curve has created more advance refunding opportunities for issues to lower total debt cost. The increase in supply has been primarily absorbed by continued demand from insurance companies as well as retail investors. In contrast to the overall market, new issue supply of $2.67 billion in Ohio was a decline of approximately 14% over the same period of
2004. During the first quarter of 2005, a total of $1.7 billion flowed into open-end mutual funds. In addition to the positive underwriting environment for most insurance companies, the high credit quality, low volatility and high after-tax income that the sector had to offer continued to appeal to many investors, especially at a time when taxable credit spreads were near their all-time tights.
     o  Fundamentally, tax receipts have grown for the past two years, a manifestation of the improving economy. The most recent economic acceleration has provided the states with increased revenues, which has fueled positive operations for all but a few state governments. At the end of the semi-annual period, forty-six states have reported that fiscal year 2005 revenue projections are on or above budget. The revenue growth is helping states rebuild their reserve funds, many of which were depleted during the fiscal crisis of 2001.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE OH TAX-FREE INCOME
                                  PORTFOLIO,
THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER OHIO MUNICIPAL DEBT
                                     FUNDS
                            FOR THE PAST TEN YEARS.

                                                          [LINE CHART]

                 Institutional          Investor A     Lehman Brothers Municipal Bond Index     Lipper Ohio Municipal Debt Funds
                 -------------          ----------     ------------------------------------     --------------------------------
03/31/1995          $ 10,000              $ 9,600                    $ 10,000                               $ 10,000
06/30/1995            10,203                9,787                      10,242                                 10,170
09/30/1995            10,498               10,062                      10,536                                 10,416
12/31/1995            10,965               10,501                      10,971                                 10,859
03/31/1996            10,789               10,320                      10,838                                 10,669
06/30/1996            10,880               10,395                      10,921                                 10,747
09/30/1996            11,140               10,632                      11,173                                 10,990
12/31/1996            11,421               10,887                      11,457                                 11,247
03/31/1997            11,391               10,845                      11,431                                 11,205
06/30/1997            11,744               11,168                      11,825                                 11,551
09/30/1997            12,091               11,485                      12,181                                 11,869
12/31/1997            12,410               11,774                      12,512                                 12,178
03/31/1998            12,524               11,868                      12,656                                 12,292
06/30/1998            12,723               12,043                      12,848                                 12,449
09/30/1998            13,126               12,410                      13,243                                 12,785
12/31/1998            13,199               12,465                      13,323                                 12,828
03/31/1999            13,292               12,538                      13,441                                 12,909
06/30/1999            12,975               12,224                      13,203                                 12,668
09/30/1999            12,944               12,181                      13,150                                 12,519
12/31/1999            12,799               12,030                      13,047                                 12,330
03/31/2000            13,157               12,352                      13,430                                 12,669
06/30/2000            13,351               12,532                      13,633                                 12,815
09/30/2000            13,659               12,793                      13,962                                 13,107
12/31/2000            14,233               13,315                      14,573                                 13,634
03/31/2001            14,615               13,657                      14,896                                 13,895
06/30/2001            14,714               13,734                      14,993                                 13,952
09/30/2001            15,217               14,187                      15,414                                 14,294
12/31/2001            15,067               14,030                      15,320                                 14,200
03/31/2002            15,246               14,180                      15,465                                 14,314
06/30/2002            15,865               14,739                      16,031                                 14,769
09/30/2002            16,495               15,307                      16,792                                 15,398
12/31/2002            16,479               15,260                      16,792                                 15,346
03/31/2003            16,642               15,407                      16,994                                 15,490
06/30/2003            17,081               15,795                      17,432                                 15,889
09/30/2003            16,955               15,660                      17,446                                 15,835
12/31/2003            17,185               15,854                      17,684                                 16,049
03/31/2004            17,397               16,031                      17,990                                 16,255
06/30/2004            17,257               15,883                      17,564                                 15,874
09/30/2004            17,773               16,341                      18,249                                 16,438
12/31/2004            17,950               16,488                      18,477                                 16,632
03/31/2005            17,964               16,499                      18,470                                 16,585

                            FOR PERIOD ENDING MARCH 31, 2005

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     Institutional Class                       3.26%         5.62%        6.43%        6.03%
     Service Class                             3.13%         5.37%        6.17%        5.74%
     Investor A Class (Load Adjusted)         (1.16)%        3.75%        5.10%        5.14%
     Investor A Class (NAV)                    2.92%         5.18%        5.96%        5.56%
     Investor B Class (Load Adjusted)         (2.29)%        3.31%        4.84%        4.78%
     Investor B Class (NAV)                    2.15%         4.40%        5.17%        4.78%
     Investor C Class (Load Adjusted)          1.16%         4.40%        5.17%        4.78%
     Investor C Class (NAV)                    2.15%         4.40%        5.17%        4.78%

THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "BENCHMARK")
IS PRESENTED FOR COMPARATIVE PURPOSES IN RESPONSE TO REQUIREMENTS OF THE
SECURITIES AND EXCHANGE COMMISSION. HOWEVER, BLACKROCK BELIEVES THAT
DIFFERENCES BETWEEN THE WAYS IN WHICH THE PORTFOLIO IS MANAGED AND THE
BENCHMARK IS CONSTRUCTED MAY MAKE COMPARISONS BETWEEN THE PORTFOLIO AND
BENCHMARK PERFORMANCE LESS MEANINGFUL TO INVESTORS. THEREFORE, THE PERFORMANCE
OF THE LIPPER OHIO MUNICIPAL DEBT FUNDS IS ALSO PRESENTED.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR A SHARES, 12/1/92;
SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/13/94 AND INVESTOR C SHARES,
8/26/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

10

                        OHIO TAX-FREE INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          79.1%
AA           10.7
A             3.2
BBB           7.0
             ----
  Total      100.0%
             ========

        Portfolio Statistics
Average maturity (years)       5.02
Modified Duration2             3.8

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,010.70        1,010.20        1,009.70        1,005.90        1,005.00
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       3.00            4.50            4.95            8.73            8.67

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,021.98        1,020.47        1,020.02        1,016.19        1,016.24
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       3.02            4.53            4.98            8.81            8.76

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.60%, 0.90%, 0.99%, 1.75%, and 1.74% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              11

                      DELAWARE TAX-FREE INCOME PORTFOLIO

Total Net Assets (3/31/05): $91.0 million

Investment Approach

     Seeks to maximize total return consistent with income generation and prudent investment management by investing primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities), the interest on which the Portfolio manager believes is exempt from Federal income tax (including the Federal Alternative
Minimum Tax) and Delaware state income tax ("municipal securities"). The
Portfolio normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers (including issuers located outside of Delaware). The Portfolio emphasizes securities in the ten to twenty year maturity range.
Recent Portfolio Management Activity

     o  All share classes of the Portfolio underperformed the Portfolio's
Lipper peer group (Other States Municipal Debt Funds) during the semi-annual period.

     o  During the semi-annual period, the municipal yield curve, as measured by the spread between 2-year and 30-year rates, flattened by approximately 100 basis points. Yields on the 2-year portion of the curve rose 90 basis points while the 30-year rates declined by 10 basis points.

     o  During the first half of the semi-annual period, the Portfolio continued to have a premium coupon bias as expressed by an average coupon of approximately 5.50% for the Portfolio versus an average of 5.14% for the
Portfolio's benchmark (Lehman Brothers Municipal Bond Index). Due to the longer duration of the Portfolio's assets resulting from its structure and a lack of trading opportunities into Delaware exempt securities during this period, we shortened the Portfolio's duration through the sale of Treasury futures in order to bring the Portfolio more inline with other BlackRock tax-free portfolios.

     o  The Portfolio's continued bias towards a higher interest rate environment was a modest negative for the semi-annual period as the longer portions of the Lehman Brothers Municipal Bond Index were the best performers.
This bias is expressed through the Portfolio's higher coupon weighting as well as through the duration of its holdings compared to the benchmark.

     o  While national new issue supply declined in 2004 by 6.6% to $358 billion, the new supply issuance during the first quarter of 2005 was the highest first quarter on record. A total of $97 billion was issued, which represents a 12% increase over the first quarter of 2004. Despite a higher interest rate environment, which typically slows new issue supply, the flattening of the Treasury yield curve has created more advance refunding opportunities for issues to lower total debt cost. The increase in supply has been primarily absorbed by continued demand from insurance companies as well as retail investors. New issuance supply in Delaware was $650 million for the first quarter. During the first quarter of 2005, a total of $1.7 billion flowed into open-end mutual funds. In addition to the positive underwriting environment for most insurance companies, the high credit quality, low volatility and high after-tax income that the sector had to offer continued to appeal to many investors, especially at a time when taxable credit spreads were near their all-time tights.

     o  Fundamentally, tax receipts have grown for the past two years, a manifestation of the improving economy. The most recent economic acceleration has provided the states with increased revenues, which has fueled positive operations for all but a few state governments. At the end of the semi-annual period, forty-six states have reported that fiscal year 2005 revenue projections are on or above budget. The revenue growth is helping states rebuild their reserve funds, many of which were depleted during the fiscal crisis of 2001.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE DE TAX-FREE INCOME
                                  PORTFOLIO,
THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER OTHER STATES MUNICIPAL
                                   DEBT FUNDS
                            FOR THE PAST TEN YEARS.

                                                              [LINE CHART]

             Institutional          Investor A     Lehman Brothers Municipal Bond Index     Lipper Other States Municipal Debt Funds
             -------------          ----------     ------------------------------------     ----------------------------------------
03/31/1995      $ 10,000              $ 9,604                    $ 10,000                                   $ 10,000
06/30/1995        10,228                9,811                      10,242                                     10,148
09/30/1995        10,500               10,060                      10,536                                     10,406
12/31/1995        10,785               10,321                      10,971                                     10,848
03/31/1996        10,741               10,267                      10,838                                     10,677
06/30/1996        10,786               10,298                      10,921                                     10,762
09/30/1996        10,954               10,445                      11,173                                     10,997
12/31/1996        11,178               10,647                      11,457                                     11,240
03/31/1997        11,157               10,615                      11,431                                     11,222
06/30/1997        11,433               10,864                      11,825                                     11,575
09/30/1997        11,698               11,103                      12,181                                     11,888
12/31/1997        11,896               11,278                      12,512                                     12,196
03/31/1998        12,001               11,364                      12,656                                     12,314
06/30/1998        12,192               11,532                      12,848                                     12,475
09/30/1998        12,613               11,916                      13,243                                     12,823
12/31/1998        12,692               11,977                      13,323                                     12,853
03/31/1999        12,800               12,065                      13,441                                     12,932
06/30/1999        12,516               11,783                      13,203                                     12,689
09/30/1999        12,473               11,729                      13,150                                     12,519
12/31/1999        12,392               11,639                      13,047                                     12,330
03/31/2000        12,727               11,940                      13,430                                     12,656
06/30/2000        12,903               12,091                      13,633                                     12,794
09/30/2000        13,160               12,317                      13,962                                     13,102
12/31/2000        13,653               12,764                      14,573                                     13,638
03/31/2001        13,958               13,034                      14,896                                     13,882
06/30/2001        14,016               13,073                      14,993                                     13,951
09/30/2001        14,497               13,506                      15,414                                     14,311
12/31/2001        14,311               13,317                      15,320                                     14,221
03/31/2002        14,463               13,442                      15,465                                     14,321
06/30/2002        15,069               13,990                      16,031                                     14,782
09/30/2002        15,766               14,620                      16,792                                     15,383
12/31/2002        15,694               14,522                      16,792                                     15,323
03/31/2003        15,816               14,632                      16,994                                     15,448
06/30/2003        16,295               15,058                      17,432                                     15,797
09/30/2003        16,180               14,933                      17,446                                     15,767
12/31/2003        16,376               15,111                      17,684                                     15,969
03/31/2004        16,530               15,236                      17,990                                     16,127
06/30/2004        16,129               14,849                      17,564                                     15,822
09/30/2004        16,798               15,433                      18,249                                     16,300
12/31/2004        16,958               15,580                      18,477                                     16,454
03/31/2005        16,885               15,497                      18,470                                     16,422

                        FOR PERIOD ENDING MARCH 31, 2005

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     Institutional Class                       2.14%         5.30%        5.82%        5.38%
     Service Class                             1.84%         4.98%        5.50%        5.06%
     Investor A Class (Load Adjusted)         (2.40)%        3.45%        4.49%        4.48%
     Investor A Class (NAV)                    1.71%         4.86%        5.36%        4.90%
     Investor B Class (Load Adjusted)         (3.45)%        2.99%        4.24%        4.12%
     Investor B Class (NAV)                    0.95%         4.08%        4.57%        4.12%
     Investor C Class (Load Adjusted)         (0.03)%        4.04%        4.55%        4.11%
     Investor C Class (NAV)                    0.95%         4.04%        4.55%        4.11%

THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "BENCHMARK")
IS PRESENTED FOR COMPARATIVE PURPOSES IN RESPONSE TO REQUIREMENTS OF THE
SECURITIES AND EXCHANGE COMMISSION. HOWEVER, BLACKROCK BELIEVES THAT
DIFFERENCES BETWEEN THE WAYS IN WHICH THE PORTFOLIO IS MANAGED AND THE
BENCHMARK IS CONSTRUCTED MAY MAKE COMPARISONS BETWEEN THE PORTFOLIO AND
BENCHMARK PERFORMANCE LESS MEANINGFUL TO INVESTORS. THEREFORE, THE PERFORMANCE
OF THE LIPPER OTHER STATES MUNICIPAL DEBT FUNDS IS ALSO PRESENTED.

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY
PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE
FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE DELAWARE
TAX-FREE INCOME PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE DE
TAX-FREE INCOME FUND OF PNC-DE. PERFORMANCE INFORMATION PRESENTED FOR THIS
PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH
TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE
CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE
OF THE DE TAX-FREE INCOME FUND FOR PERIODS PRIOR TO THE CTF CONVERSION. SEE
"NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW
PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE
GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

12

                      DELAWARE TAX-FREE INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          70.1%
AA            4.2
A            16.3
BBB           9.4
             ----
  Total      100.0%
             ========

        Portfolio Statistics
Average maturity (years)       6.16
Modified Duration2             5.4

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Actual Expenses
                        ---------------------------------------------------------------
                         Institutional      Investor        Investor        Investor
                             Class          A Class         B Class         C Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,005.20        1,004.20          999.40          999.40
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       3.49            5.38            9.15            9.20

                                             Hypothetical Expenses
                                          (5% return before expenses)
                        ---------------------------------------------------------------
                         Institutional      Investor        Investor        Investor
                             Class          A Class         B Class         C Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,021.48        1,019.56        1,015.74        1,015.69
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       3.52            5.44            9.26            9.31

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.70%, 1.08%, 1.84%, and 1.85% for the Institutional, Investor A, B,
and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              13

                      KENTUCKY TAX-FREE INCOME PORTFOLIO

Total Net Assets (3/31/05): $84.7 million

Investment Approach

     Seeks to maximize total return consistent with income generation and prudent investment management by investing primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities), the interest on which the Portfolio manager believes is exempt from Federal income tax (including the Federal Alternative
Minimum Tax) and Kentucky state income tax ("municipal securities"). The
Portfolio normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers (including issuers located outside of Kentucky). The Portfolio emphasizes securities in the ten to twenty year maturity range.
Recent Portfolio Management Activity

     o  All share classes of the Portfolio outperformed the Portfolio's Lipper peer group (Kentucky Municipal Debt Funds) during the semi-annual period.

     o  During the semi-annual period, the municipal yield curve, as measured by the spread between 2-year and 30-year rates, flattened by approximately 100 basis points. Yields on the 2-year portion of the curve rose 90 basis points while the 30-year rates declined by 10 basis points.

     o  During the first half of the semi-annual period, the Portfolio's lower exposure to the shorter maturities on the municipal yield curve was beneficial to performance as successively longer maturities outperformed shorter maturities. The Portfolio also continued to have a high coupon bias with an average coupon of approximately 5.70% versus an average coupon of 5.14% for its benchmark (Lehman Brothers Municipal Bond Index). During the period, we offset some of the longer duration of the Portfolio with the sale of Treasury futures in order to bring the Portfolio more inline with BlackRock's other tax-free portfolios.

     o  The Portfolio's continued bias towards a higher interest rate environment was a modest negative for the semi-annual period as the longer portions of the Lehman Brothers Municipal Bond Index were the best performers.
This bias is expressed through the Portfolio's higher coupon weighting as well as through the duration of its holdings compared to the benchmark.

     o  While national new issue supply declined in 2004 by 6.6% to $358 billion, the new supply issuance during the first quarter of 2005 was the highest first quarter on record. A total of $97 billion was issued, which represents a 12% increase over the first quarter of 2004. Despite a higher interest rate environment, which typically slows new issue supply, the flattening of the Treasury yield curve has created more advance refunding opportunities for issues to lower total debt cost. The increase in supply has been primarily absorbed by continued demand from insurance companies as well as retail investors. In contrast to the overall market, new issue supply of $588 million in Kentucky was a decline of approximately 51% versus the same period of 2004. During the first quarter of 2005, a total of $1.7 billion flowed into open-end mutual funds. In addition to the positive underwriting environment for most insurance companies, the high credit quality, low volatility and high after-tax income that the sector had to offer continued to appeal to many investors, especially at a time when taxable credit spreads were near their all-time tights.

     o  Fundamentally, tax receipts have grown for the past two years, a manifestation of the improving economy. The most recent economic acceleration has provided the states with increased revenues, which has fueled positive operations for all but a few state governments. At the end of the semi-annual period, forty-six states have reported that fiscal year 2005 revenue projections are on or above budget. The revenue growth is helping states rebuild their reserve funds, many of which were depleted during the fiscal crisis of 2001.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE KY TAX-FREE INCOME
                                   PORTFOLIO,
THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER KENTUCKY MUNICIPAL DEBT
                                     FUNDS
                            FOR THE PAST TEN YEARS.

                                                            [LINE CHART]

                 Institutional          Investor A     Lehman Brothers Municipal Bond Index     Lipper Kentucky Municipal Debt Funds
                 -------------          ----------     ------------------------------------     ------------------------------------
03/31/1995          $ 10,000              $ 9,601                    $ 10,000                                 $ 10,000
06/30/1995            10,234                9,814                      10,242                                   10,173
09/30/1995            10,510               10,067                      10,536                                   10,442
12/31/1995            10,766               10,300                      10,971                                   10,906
03/31/1996            10,733               10,257                      10,838                                   10,714
06/30/1996            10,767               10,277                      10,921                                   10,815
09/30/1996            10,945               10,435                      11,173                                   11,043
12/31/1996            11,156               10,623                      11,457                                   11,276
03/31/1997            11,178               10,632                      11,431                                   11,276
06/30/1997            11,453               10,881                      11,825                                   11,607
09/30/1997            11,730               11,131                      12,181                                   11,941
12/31/1997            11,975               11,350                      12,512                                   12,249
03/31/1998            12,078               11,435                      12,656                                   12,378
06/30/1998            12,281               11,613                      12,848                                   12,536
09/30/1998            12,666               11,964                      13,243                                   12,861
12/31/1998            12,735               12,014                      13,323                                   12,899
03/31/1999            12,804               12,066                      13,441                                   12,975
06/30/1999            12,569               11,830                      13,203                                   12,761
09/30/1999            12,511               11,762                      13,150                                   12,629
12/31/1999            12,427               11,669                      13,047                                   12,478
03/31/2000            12,673               11,886                      13,430                                   12,759
06/30/2000            12,829               12,031                      13,633                                   12,856
09/30/2000            13,094               12,252                      13,962                                   13,129
12/31/2000            13,517               12,633                      14,573                                   13,583
03/31/2001            13,842               12,922                      14,896                                   13,823
06/30/2001            13,938               12,996                      14,993                                   13,908
09/30/2001            14,260               13,281                      15,414                                   14,204
12/31/2001            14,111               13,127                      15,320                                   14,116
03/31/2002            14,324               13,296                      15,465                                   14,254
06/30/2002            14,734               13,675                      16,031                                   14,676
09/30/2002            15,030               13,919                      16,792                                   15,150
12/31/2002            15,074               13,958                      16,792                                   15,159
03/31/2003            15,207               14,065                      16,994                                   15,308
06/30/2003            15,588               14,385                      17,432                                   15,672
09/30/2003            15,535               14,334                      17,446                                   15,648
12/31/2003            15,735               14,487                      17,684                                   15,860
03/31/2004            15,928               14,662                      17,990                                   16,080
06/30/2004            15,662               14,400                      17,564                                   15,767
09/30/2004            16,158               14,841                      18,249                                   16,293
12/31/2004            16,426               15,072                      18,477                                   16,479
03/31/2005            16,460               15,089                      18,470                                   16,462

                        FOR PERIOD ENDING MARCH 31, 2005

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     Institutional Class                       3.34%         4.74%        5.37%        5.11%
     Service Class                             2.93%         4.43%        5.05%        4.79%
     Investor A Class (Load Adjusted)         (1.23)%        2.88%        4.03%        4.20%
     Investor A Class (NAV)                    2.91%         4.31%        4.89%        4.62%
     Investor B Class (Load Adjusted)         (2.34)%        2.43%        3.76%        3.85%
     Investor B Class (NAV)                    2.14%         3.53%        4.11%        3.85%
     Investor C Class (Load Adjusted)          1.04%         3.48%        4.10%        3.86%
     Investor C Class (NAV)                    2.03%         3.48%        4.10%        3.86%

THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "BENCHMARK")
IS PRESENTED FOR COMPARATIVE PURPOSES IN RESPONSE TO REQUIREMENTS OF THE
SECURITIES AND EXCHANGE COMMISSION. HOWEVER, BLACKROCK BELIEVES THAT
DIFFERENCES BETWEEN THE WAYS IN WHICH THE PORTFOLIO IS MANAGED AND THE
BENCHMARK IS CONSTRUCTED MAY MAKE COMPARISONS BETWEEN THE PORTFOLIO AND
BENCHMARK PERFORMANCE LESS MEANINGFUL TO INVESTORS. THEREFORE, THE PERFORMANCE
OF THE LIPPER KENTUCKY MUNICIPAL DEBT FUNDS IS ALSO PRESENTED.

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY
PNC BANK AND PNC BANK, DELAWARE ("PNC-DE "), AN AFFILIATE OF PNC BANK,INTO THE
FUND BETWEEN MAY 1 AND MAY 15,1998 (THE "CTF CONVERSION"), THE KENTUCKY
TAX-FREE INCOME PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE KY
TAX-FREE INCOME FUND OF PNC BANK.PERFORMANCE INFORMATION PRESENTED FOR THIS
PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH
TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE
CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE
OF THE KY TAX-FREE INCOME FUND FOR PERIODS PRIOR TO THE CTF CONVERSION. SEE
"NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW
PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE
GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

14

                      KENTUCKY TAX-FREE INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
     investments)1
AAA          55.8%
AA           14.9
A            10.5
BBB          16.9
Unrated       1.9
             ----
  Total      100.0%
             ========

        Portfolio Statistics
Average maturity (years)       5.66
Modified Duration2             3.9

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,018.70        1,016.10        1,016.70        1,012.90        1,011.90
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       3.51            5.01            5.47            9.21            9.20

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/04)        $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/05)                   1,021.48        1,019.97        1,019.51        1,015.74        1,015.74
Expenses Incurred
 During Period
 (10/01/04 -
  3/31/05)                       3.52            5.03            5.49            9.26            9.26

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.70%, 1.00%, 1.09%, 1.84%, and 1.84% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              15

                                BLACKROCK FUNDS
                        NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes.
If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the
Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent
Class. In the case of Investor A, Investor B, Investor C and Service Shares,
the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses. Additionally, the performance information above does not reflect accounting adjustments required under accounting principles generally accepted in the United States of America and as a result there may be variances between what is reported within this section and that reported in the total return calculation in the Financial Highlights.

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C
Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
UltraShort Municipal - 3.00% and Tax-Free Income, Pennsylvania Tax-Free Income,
New Jersey Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income and
Kentucky Tax-Free Income - 4.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50%
and 1.00%, respectively.

     The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Portfolio. The
Portfolios' returns would have been lower if there were not such waivers and reimbursements. BlackRock Advisors, Inc. is under no obligation to waive or continue waiving its fees after February 1, 2006. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance information for the Lipper Short Municipal Debt Funds,
Lipper General Municipal Debt Funds, Lipper Pennsylvania Municipal Debt Funds,
Lipper New Jersey Municipal Debt Funds, Lipper Ohio Municipal Debt Funds,
Lipper Other States Municipal Debt Funds and Lipper Kentucky Municipal Debt
Funds represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance.

 \^ The performance shown in the line graph is that of Institutional Shares and
  Investor A Shares of the Portfolios. The actual performance of Investor B,
  Investor C and Service Shares is lower than the performance of Institutional
  Shares because Investor B, Investor C and Service Shares have higher expenses than Institutional Shares. Excluding the effects of sales charges, the actual performance of Investor B and Investor C Shares is lower than the performance of Investor A Shares because Investor B and Investor C Shares have higher expenses than Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge, while purchasers of Investor B and
  Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

 * The performance shown in the line graph is that of Service Shares and
  Investor A Shares of the Portfolios. The actual performance of Investor B and Investor C Shares is lower than the performance of Service Shares because Investor B and Investor C Shares have higher expenses than Service
  Shares. Excluding the effects of sales charges, the actual performance of
  Investor B and Investor C Shares is lower than the performance of Investor A
  Shares because Investor B and Investor C Shares have higher expenses than
  Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge, while purchasers of Investor B and Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

16

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         ULTRASHORT MUNICIPAL PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS - 99.4%
Alaska - 5.4%
  Anchorage Wastewater Rev.,
    Wachovia Merlots Tr. Receipts,
    Ser. 04C-25
    1.70%                               09/01/05     $1,000    $1,000,000
  Anchorage Wtr. Rev., Wachovia
    Merlots Tr. Receipts, Ser. 04C-32
    1.70%                               09/16/05      1,000       996,941

                                                               ==========
                                                                1,996,941
                                                               ----------
District of Columbia - 2.7%
  Met. Washington D.C. Arpt. Auth.
    Sys. Rev., Ser. 02D
    4.00%                               10/01/05      1,000     1,006,850
                                                               ----------
Florida - 5.4%
  Putnam Cnty. Dev. Auth. Poll. Ctrl.
    Rev., Seminole Elec. Corp. Prj.,
    Ser. 84H-3
    2.30%                               03/15/14      2,000     2,000,000
                                                               ----------
Georgia - 3.2%
  Atlanta Georgia Arpt. Rev., Ser.
    04-C14 AMT DN
    2.40%(b)                            04/07/05      1,200     1,200,000
                                                               ----------
Illinois - 0.2%
  Chicago Trans. Auth. Cap. Gtd. Tr.
    Receipts Rev., Ser. 03A
    4.00%                               06/01/06         90        90,093
                                                               ----------
Indiana - 2.7%
  Indiana St. Dev. Fin. Auth. Econ.
    Dev. Rev., IVC Coatings Prj., Ser.
    00 AMT DN
    2.45%(b)                            04/07/05      1,000     1,000,000
                                                               ----------
Michigan - 2.7%
  Oakland Cnty. Michigan Econ. Dev.
    Corp. Ltd. Oblig. Rev., Exhibit
    Enterprises, Inc. Prj., Ser. 04 AMT
    DN
    2.43%(b)                            04/07/05      1,000     1,000,000
                                                               ----------
Minnesota - 1.5%
  Minneapolis & St. Paul Met. Arpts.
    Comm. Arpt. Rev., Ser. 99B AMT
    5.50%                               01/01/10        500       538,940
                                                               ----------
Multi-State - 8.0%
  Charter Mac Equity Issuer Tr. Rev.,
    Ser. 04 AMT DN
    2.41%(b)                            04/07/05      1,300     1,300,000
  Mun. Securities Pool Tr. Receipts
    Rev., Ser. 04 PG-17 DN
    2.43%(b)                            04/07/05      1,660     1,660,000

                                                               ==========
                                                                2,960,000
                                                               ----------
New Jersey - 1.1%
  Newark G.O., Ser. 03
    4.00%                               07/15/08        385       397,285
                                                               ----------
New Mexico - 2.7%
  Farmington Poll. Ctrl. Rev., Pub.
    Svcs. San Juan Prj., Ser. 03B
    2.10%                               04/01/33      1,000       988,420
                                                               ----------
New York - 1.4%
  New York City G.O., Ser. 04I
    5.00%                               08/01/09        500       530,640
                                                               ----------

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
North Carolina - 2.7%
  North Carolina Mun. Pwr. Agcy. No. 1
    Catawba Elec. Rev.
    P-FLOATS-PT-757
    2.40%                               01/01/11     $1,000    $1,000,000
                                                               ----------
Ohio - 10.9%
  Clipper Tax-Exempt CTF Tr., Ser.
    04-08
    2.40%                               07/01/08        800       800,000
  Clipper Tax-Exempt CTF Tr., Ser.
    04-9
    2.48%                               06/01/08      2,000     2,000,000
  Columbus City Sch. Dist. G.O.,
    Wachovia Merlots Tr. Receipts,
    Ser. 04C-29
    1.70%                               09/16/05      1,000       996,942
  Ohio Bldg. Auth. Rev., St. Fac.
    Admin. Bldg. Fd. Prj., Ser. 03A
    4.50%                               04/01/08        220       229,046

                                                               ==========
                                                                4,025,988
                                                               ----------
Oklahoma - 2.7%
  Oklahoma Dev. Fin. Auth. Rev.
    AMT-Var.-ConocoPhillips Co. Prj.
    2.42%                               12/01/05      1,000       999,861
                                                               ----------
Oregon - 2.9%
  Metro G.O. Ref., Ser. 02A
    4.38%                               01/01/08      1,045     1,083,029
                                                               ----------
Pennsylvania - 10.0%
  Pennsylvania Econ. Dev. Fin. Auth.
    Wstwtr. Trtmnt. Rev. Var.
    Ref.-Sunoco Inc.-R&M Prj., Ser. A
    2.34%                               10/01/34      2,200     2,200,000
  Venango IDA Resource
    2.10%                               05/04/05      1,500     1,499,670

                                                               ==========
                                                                3,699,670
                                                               ----------
Puerto Rico - 1.4%
  Puerto Rico Pub. Bldgs. Auth. Rev.,
    Govt. Facs. Prj., Prerefunded Ser.
    02C
    5.00%                               07/01/05        365       367,405
  Puerto Rico Pub. Bldgs. Auth. Rev.,
    Govt. Facs. Prj., Ser. 02C
    5.00%                               07/01/05        135       135,794

                                                               ==========
                                                                  503,199
                                                               ----------
South Carolina - 3.5%
  Greenwood Cnty. Exempt Fac. Ind.
    Rev. Var. Ref.-Fuji Photo Film Prj.
    2.42%                               09/01/11      1,300     1,300,000
                                                               ----------
Tennessee - 4.5%
  Coffee Cnty. Ind. Bd., Inc. Ind. Dev.
    Rev., Comtec Polymers, Inc. Prj.,
    Ser. 97 AMT DN
    2.48%(b)                            04/07/05      1,650     1,650,000
                                                               ----------
Texas - 15.3%
  Frisco Indpt. Sch. Dist. G.O.,
    Wachovia Merlots Tr. Receipts,
    Ser. 04C-24
    1.70%                               09/01/05      1,000     1,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              17

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   ULTRASHORT MUNICIPAL PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                          MATURITY    (000)      VALUE
                                         ---------- -------- -------------
MUNICIPAL BONDS (Continued)
Texas (Continued)
  Gulf Coast Wst. Disp. Auth.
    Environmental Facs. Rev.
    Adj.-Exxon Mobil Prj.
    2.34%                                09/01/25    $  800   $   800,000
  Gulf Coast Wst. Disp. Auth.
    Environmental Facs. Rev. Var.-Air
    Products Prj.
    2.35%                                12/01/39     1,450     1,450,000
  Houston Texas Hsg. Fin. Corp. Rev.,
    Ser. 04 PT-2101 AMT DN
    2.41%(b)                             04/07/05     2,000     2,000,000
  Texas St. Tpke. Auth. Ctr. Tpke. Sys.
    Rev., Ser. 02
    5.00%                                06/01/08       385       405,982

                                                              ===========
                                                                5,655,982
                                                              -----------
Utah - 2.8%
  Salt Lake Cnty. Utah Solid Wst. Disp.
    Rev. Adjustable-Kennecott Copper
    Prj., Ser. A
    2.35%                                08/01/30       500       500,000
  Utah Assd. Mun. Pwr. Sys. Rev.,
    Payson Pwr. Prj., Ser. 03A
    5.00%                                04/01/08       500       526,920

                                                              ===========
                                                                1,026,920
                                                              -----------
Virginia - 2.9%
  Fairfax Cnty. Ref., Pub. Import Ser. A
    4.25%                                06/01/08     1,050     1,091,128
                                                              -----------
Washington - 2.8%
  Port Seattle Rev. P-FLOAT-MT 051
    2.37%                                12/01/14     1,040     1,040,000
                                                              -----------
TOTAL MUNICIPAL BONDS
  (Cost $36,901,628)                                           36,784,946
                                                              -----------
MONEY MARKET FUND - 0.2%
  Wilmington Trust Tax-Free Money
    Market Fund
  (Cost $71,226)                                         71        71,226
                                                              -----------

TOTAL INVESTMENTS IN SECURITIES -  99.6%
  (Cost $36,972,854(a))                        36,856,172
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                              166,006
                                               ----------
NET ASSETS - 100.0%
  (Applicable to 2,671,670
  BlackRock shares, 1,058,181
  Institutional shares, 10 Service
  shares and 10 Investor A shares
  outstanding)                                $37,022,178
                                              ===========

                                           VALUE
                                        ----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BLACKROCK SHARE
  ($26,525,601/2,671,670)               $  9.93
                                        =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($10,496,377/1,058,181)               $  9.92
                                        =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
             ($100/10)(c)               $ 10.03
                                        =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
             ($100/10)(d)               $ 10.00
                                        =======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
        ($10.00/0.970)                  $ 10.31
                                        =======

-------------------

 (a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $      93
      Gross unrealized depreciation                                     (116,775)
                                                                       ---------
                                                                       $(116,682)
                                                                       =========

 (b) Rates shown are the rates as of March 31, 2005, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Exact net assets and shares outstanding at March 31, 2005 were $100.55 and 10.028, respectively.
 (d) Exact net assets and shares outstanding at March 31, 2005 were $100.27 and
       10.026, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
18

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                          PAR
                                           MATURITY      (000)       VALUE
                                         ------------ ---------- -------------
MUNICIPAL BONDS - 101.4%
Alabama - 4.0%
  Alabama Rev., Priv. Coll. & Tuskegee
    Univ. Prj., Ser. 96A
    5.90%(b)                               09/01/16     $1,000    $ 1,061,640
  Alabama St. Pub. Sch. & Coll. Auth.
    Cap. Imp. Rev., Ser. 98
    5.12%                                  11/01/09      1,000      1,076,100
  Alabama St. Pub. Sch. & Coll. Auth.
    Cap. Imp. Rev., Ser. 99C
    5.75%                                  07/01/18      3,000      3,307,440
  Alabama St. Pub. Sch. & Coll. Auth.
    Cap. Imp. Rev., Ser. 99D
    5.75%(b)                               08/01/10      1,000      1,109,620
  Courtland Ind. Dev. Solid Waste
    Disp. Rev., Champion Intl. Corp.
    Prj., Ser. 99 AMT
    6.00%                                  08/01/29      1,500      1,555,440
  Jefferson Cnty. Swr. Rev., Ref.
    Warrants, Ser. 03B-8
    5.25%                                  02/01/13      7,725      8,272,162

                                                                  ===========
                                                                   16,382,402
                                                                  -----------
Alaska - 0.6%
  Alaska Ind. Dev. & Expt. Auth.
    Revolving Fd. Rev., Ser. 97A AMT
    6.00%                                  04/01/07      2,500      2,641,275
                                                                  -----------
Arizona - 0.8%
  Arizona Sch. Fac. Bd. Rev., St. Sch.
    Imp. Prj., Ser. 02
    5.50%                                  07/01/12      1,180      1,318,497
  Maricopa Cnty. Cmnty. Coll. Dist.
    G.O., Ser. 02
    5.25%                                  07/01/11      1,000      1,092,580
  Yuma Mun. Property Corp. Rev.,
    Mun. Fac. Prj., Ser. 03A
    5.00%                                  07/01/10      1,010      1,087,406

                                                                  ===========
                                                                    3,498,483
                                                                  -----------
California - 6.6%
  California St. Econ. Recovery G.O.,
    Ser. 04A
    5.25%                                  07/01/13      7,500      8,240,400
  California St. G.O., Ser. 90
    6.50%                                  11/01/06        340        359,047
  Foothill Eastern Corridor Agcy. Toll
    Rd. Rev., Ser. 99
    5.75%                                  01/15/40      8,500      8,581,005
  Golden St. Tobacco Securitization
    Corp. Rev., Ser. 03B
    5.00%                                  06/01/13      2,675      2,686,797
  Los Altos Sch. Dist. Cap. Apprec.
    G.O., Ser. 01B
    5.87%(c)                               08/01/21      3,380      1,436,500
  Sacramento Cnty. Sanit. Dist. Fing.
    Auth. Rev., Ser. 04A
    5.00%                                  12/01/35      5,000      5,170,000
  Sacramento Mun. Util. Dist. Elec.
    Rev., Prerefunded Ser. 92C
    5.75%                                  11/15/09        430        431,961
  Stockton-East Wtr. Dist. Rev., Ser.
    02B
    6.12%(c)                               04/01/28      4,495      1,171,037

                                                                  ===========
                                                                   28,076,747
                                                                  -----------

                                                          PAR
                                           MATURITY      (000)       VALUE
                                         ------------ ---------- -------------
MUNICIPAL BONDS (Continued)
Colorado - 0.4%
  Arapahoe Cnty. Cap. Imp. Tr. Fd.
    Hwy. Rev., Prerefunded Ser.
    86E-470
    6.90%                                  08/31/05     $  750    $   786,270
  Colorado Dept. Trans. Rev., Ser. 02B
    5.00%                                  06/15/11      1,000      1,083,990

                                                                  ===========
                                                                    1,870,260
                                                                  -----------
District of Columbia - 0.0%
  District of Columbia G.O.,
    Prerefunded Ser. 93A-1
    6.00%                                  06/01/11         50         57,044
                                                                  -----------
Florida - 4.4%
  Florida St. Bd. of Ed. Cap. Outlay
    G.O., Ser. 00D
    5.75%                                  06/01/22      7,800      8,573,682
  Florida St. Dept. Gen. Svcs. Division
    Fac. Management Rev., Fac. Pool
    Prj., Ser. 03A
    5.25%                                  09/01/10      1,400      1,527,582
  Hillsborough Cnty. Ind. Dev. Auth.
    Exempt Fac. Rev., Nat. Gypsum
    Prj., Ser. 00A AMT
    7.12%                                  04/01/30      2,000      2,181,420
  Jacksonville Hlth. Fac. Auth. Hosp.
    Rev., Baptist Med. Ctr. Prj. Ser. 01
    2.23%                                  08/15/21        700        700,000
  St. Petersburg Excise Tax Rev., Ser.
    93
    5.15%                                  10/01/11      1,655      1,808,270
  Tampa Wtr. & Swr. Rev., Ser. 02
                                          10/01/14-
    6.00%                                 10/01/16       2,455      2,882,862
  Tampa Wtr. & Swr. Rev., Ser. 02B
    5.00%                                  07/01/10      1,000      1,076,640

                                                                  ===========
                                                                   18,750,456
                                                                  -----------
Georgia - 4.7%
  Atlanta Arpt. Fac. Rev., Ser. 94A
    6.50%                                  01/01/10      1,000      1,140,200
  Atlanta Arpt. Psngr. Fac. Rev., Ser.
    04J
    5.00%                                  01/01/34      5,000      5,115,800
  Augusta Wtr. & Swr. Rev., Ser. 04
    5.25%                                  10/01/39      3,000      3,184,110
  Cobb Cnty. & Marietta Wtr. Auth.
    Rev., Ser. 02
    5.50%                                  11/01/14      1,000      1,131,630
  Forsyth Cnty. Sch. Dist. G.O., Ser. 92
    6.70%                                  07/01/12      1,000      1,147,320
  Fulton Cnty. Fac. Corp. COP, Fulton
    Cnty. Pub. Purp. Prj., Ser. 99
    5.50%                                  11/01/18      1,000      1,093,780
  Fulton Cnty. Wtr. & Swr. Rev., Ser. 04
    5.00%                                  01/01/35      5,000      5,156,750
  Georgia Mun. Elec. Auth. Pwr. Rev.,
    Ser. 93B
    5.70%                                  01/01/19      1,000      1,135,160
  Georgia St. G.O., Ser. 97C
    6.25%                                  08/01/11        750        866,481

                                                                  ===========
                                                                   19,971,231
                                                                  -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              19

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Hawaii - 1.2%
  Hawaii St. G.O., Ser. 02CZ
    5.25%                                07/01/10    $ 1,000    $ 1,089,040
  Hawaii St. Hbr. Cap. Imp. Rev., Ser.
    97 AMT
    5.50%                                07/01/27      3,750      3,882,712

                                                                ===========
                                                                  4,971,752
                                                                -----------
Illinois - 3.7%
  Chicago Wtr. Rev., Prerefunded Ser.
    97
    5.50%                                11/01/07      8,885      9,620,767
  Chicago Wtr. Rev., Ser. 97
    5.50%                                11/01/22      1,020      1,095,734
  Cook Cnty. G.O., Prerefunded Ser.
    96
    5.88%                                11/15/06      2,000      2,118,860
  Illinois G.O., Prerefunded Ser. 02
    5.25%                                10/01/12      1,000      1,104,700
  Illinois Hsg. Dev. Auth. Rev.,
    Multi-Fam. Prj., Ser. 94-5
    6.65%                                09/01/14      1,620      1,643,377

                                                                ===========
                                                                 15,583,438
                                                                -----------
Kansas - 0.6%
  Sedgwick Cnty. Uni. Sch. Dist. No.
    259 Wichita G.O., Ser. 01
    5.25%                                09/01/09      2,250      2,429,415
                                                                -----------
Louisiana - 0.5%
  Orleans Rev., Levee Dist. Pub. Imp.
    Prj., Ser. 86
    5.95%                                11/01/15      2,170      2,282,341
                                                                -----------
Maryland - 1.9%
  Maryland St. Hlth. & Hgr. Edl. Fac.
    Auth. Rev., Ser. 94D
    2.30%                                01/01/29      6,000      6,000,000
  Univ. of Maryland Sys. Aux. Fac. &
    Tuition Rev., Ser. 00A
    5.00%                                10/01/09      1,050      1,126,167
  Washington Subn. Sanit. Dist. G.O.,
    Wtr. Sply. Prj., Ser. 03
    5.25%                                06/01/10      1,000      1,092,700

                                                                ===========
                                                                  8,218,867
                                                                -----------
Massachusetts - 4.3%
  Massachusetts St. Cons. Ln. G.O.,
    Ser. 02D
    5.25%                                08/01/10      1,000      1,085,270
  Massachusetts St. Dev. Fin. Agy.
    Rev., Boston Univ. Prj. Ser. 02R-2
    2.27%                                10/01/42      2,200      2,200,000
  Massachusetts St. Hlth. & Edl. Facs.
    Auth. Rev., Harvard Univ. Prj., Ser.
    01DD
    5.00%                                07/15/35      8,570      8,792,049
  Massachusetts St. Hlth. & Edl. Facs.
    Auth. Rev., Newton-Wellesley
    Hosp. Prj., Ser. 97G
    6.12%                                07/01/15      1,000      1,081,050
  Massachusetts St. Tpke. Auth. Met.
    Hwy. Sys. Rev., Ser. 97A
    5.00%                                01/01/37      5,000      5,076,200

                                                                ===========
                                                                 18,234,569
                                                                -----------

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Michigan - 0.5%
  Huron Vy. Sch. Dist. G.O.,
    Prerefunded Ser. 96
    5.88%                                05/01/07    $ 2,000    $ 2,120,860
                                                                -----------
Mississippi - 0.3%
  Mississippi St. G.O., Ser. 02A
    5.38%                                12/01/10      1,275      1,397,324
                                                                -----------
Missouri - 1.5%
  Lake of The Ozarks Cmnty. Bldg.
    Corp. Sys. Rev., Ser. 98
    5.25%                                12/01/14      4,915      4,739,830
  Missouri St. Env. Imp. & Energy Res.
    Auth. Wtr. Poll. Rev., Drinking Wtr.
    Prj., Ser. 02B
    5.25%                                07/01/11      1,540      1,688,887

                                                                ===========
                                                                  6,428,717
                                                                -----------
Multi-State - 4.1%
  Charter Mac Equity Issue Tr.
    6.62%(d)                             06/30/09      3,000      3,207,330
    7.60%(d)                             11/30/10      9,000     10,059,300
  MuniMae TE Bond Subs., LLC
    6.88%(d)                             06/30/09      4,000      4,314,360

                                                                ===========
                                                                 17,580,990
                                                                -----------
Nebraska - 0.3%
  Omaha Pub. Pwr. Dist. Elec. Rev.,
    Ser. 92B
    6.15%                                02/01/12      1,000      1,123,280
                                                                -----------
Nevada - 0.7%
  Clark Cnty. Arpt. Rev., Ser. 04A-1
    5.50%                                07/01/15      1,780      1,939,897
  Clark Cnty. Bond Bank G.O., Ser. 02
    5.00%                                06/01/10      1,000      1,074,060

                                                                ===========
                                                                  3,013,957
                                                                -----------
New Hampshire - 3.5%
  New Hampshire Hlth. & Ed. Fac.
    Auth. Rev., Dartmouth Hitchcock
    Oblig., Ser. 01A
    2.26%                                08/01/31     15,000     15,000,000
                                                                -----------
New Jersey - 6.4%
  Gloucester Cnty. Ind. Poll. Ctrl. fdg.
    Auth. Rev. Ref., Exxon Mobil Prj.
    2.14%                                01/01/22      1,500      1,500,001
  Middlesex Cnty. Imp. Auth. Rev.,
    Heldrich Center Hotel Prj., Ser. A
    5.00%                                01/01/32      2,000      1,940,220
  Middlesex Cnty. Imp. Auth. Rev.,
    Heldrich Ctr. Htl. Prj., Ser. 05A
    5.12%                                01/01/37      2,500      2,430,425
  New Jersey St. Edl. Fac. Auth. Rev.,
    Princeton Univ. Prj., Ser. 05A
    5.00%                                07/01/30      2,500      2,607,750
  New Jersey St. Tpke. Auth. Rev.,
    Prerefunded, Ser. 00A
    5.75%                                01/01/10      2,820      3,110,234
  New Jersey St. Tpke. Auth. Rev.,
    Ser. 00A
    5.75%                                01/01/16      1,180      1,289,551

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
20

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                             PAR
                                              MATURITY      (000)        VALUE
                                           ------------- ---------- --------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey St. Trans. Tr. Fd. Auth.
    Trans. Sys. Rev., Prerefunded Ser.
    00A
     6.00%                                    06/15/10    $10,000    $11,288,800
  Port Auth. New York & New Jersey
    S.O., JFK Intl. Arpt. Term. Prj., Ser.
    97-6 AMT
     6.25%                                    12/01/09      2,680      2,934,841

                                                                     ===========
                                                                      27,101,822
                                                                     -----------
New Mexico - 0.3%
  New Mexico St. Hwy. Comm. Rev.,
    Sr. Subs. Lien Tax Prj., Ser. 02A
     5.25%                                    06/15/10      1,000      1,085,870
                                                                     -----------
New York - 10.0%
  New York City G.O., Prerefunded
    Ser. 95B
     6.38%                                    08/15/05      3,840      3,935,270
  New York City G.O., Ser. 94A
     6.00%                                    08/01/05         10         10,140
  New York City G.O., Ser. 96A
     6.00%                                    08/01/05      2,000      2,023,580
  New York City G.O., Ser. 03I
     5.75%                                    03/01/19      5,000      5,484,850
  New York City Ind. Dev. Agcy. Rev.,
    Term. One Grp. Assoc. Prj., Ser.
    94 AMT
                                             01/01/08-
     6.00%                                   01/01/19         860        873,529
  New York City Transitional Fin. Auth.
    Rev., Ser. 02A
     5.25%                                    11/01/11      3,300      3,610,002
  New York City Transitional Fin. Auth.
    Rev., Ser. 02C
     5.25%                                    08/01/10      1,300      1,423,409
  New York St Env. Fac. Corp. Clean
    Wtr. & Drinking Rev., NYC Mun.
    Wtr. Fin. Prj., Ser. 04
     5.00%                                    06/15/34      7,600      7,848,368
  New York St. Loc. Govt. Assistance
    Corp. Rev., Prerefunded Ser. 95A
     5.70%                                    04/01/05        340        346,800
  Sales Tax Asset Rcvbl. Corp. Rev.,
    Ser. 04A
     5.00%                                    10/15/29      5,000      5,207,650
     5.00%                                    10/15/32      5,000      5,184,050
  Tobacco Settlement Fin. Corp. Rev.,
    Ser. 03A-1
     5.50%                                    06/01/14      6,075      6,550,551

                                                                     ===========
                                                                      42,498,199
                                                                     -----------
North Carolina - 0.1%
  North Carolina Mun. Pwr. Agcy. Rev.,
    Catawba Elec. Prj., Ser. 92A
     6.00%                                    01/01/10        300        334,272
                                                                     -----------
Ohio - 0.1%
  Cleveland-Cuyahoga Cnty. Port Auth.
    Rev., Ser. 97 AMT
     6.00%                                    03/01/07        440        458,735
                                                                     -----------
Oregon - 3.3%
  Clackamas Cnty. G.O., Sch. Dist. No.
    62 Oregon City Prj., Prerefunded
    Ser. 00C
     5.50%                                    06/15/10      3,185      3,520,030

                                                             PAR
                                              MATURITY      (000)        VALUE
                                           ------------- ---------- --------------
MUNICIPAL BONDS (Continued)
Oregon (Continued)
  Klamath Falls Elec. Sr. Lien Rev.,
    Klamath Cogen Prj., Ser. 99
     6.00%                                    01/01/25    $ 7,500    $ 7,505,625
  Oregon St. Dept. Admin. Svcs.
    Lottery Rev., Ser. 03A
     5.00%                                    04/01/11      1,035      1,117,645
  Oregon St. Dept. Admin. Svcs. Rev.,
    Ser. 03
     5.00%                                    09/01/10      1,900      2,046,946

                                                                     ===========
                                                                      14,190,246
                                                                     -----------
Pennsylvania - 10.8%
  Beaver Cnty. G.O., Prerefunded Ser.
    96A
     5.75%                                    10/01/06      1,000      1,045,710
  Central Bucks Sch. Dist. G.O., Ser. A
     5.00%                                    05/15/20      3,000      3,144,210
  Delaware Cnty. Auth. Rev., Mercy
    Hlth. Corp. Prj., Ser. 96
     5.75%                                    12/15/20      2,400      2,520,984
  Delaware Cnty. Indl. Auth. Arpt. Fac.
    Rev., UTD Parcel Svc Prj., Ser. 85
     2.22%                                    12/01/15      1,200      1,200,000
  Delaware Vy. Regl. Fin. Auth. Loc.
    Govt. Rev., Ser. 98A
     5.50%                                    08/01/28     10,500     11,907,420
  Delaware Vy. Regl. Fin. Auth. Loc.
    Govt. RITES PA-1041 Rev., Ser.
    02B
    30.67%(e)                                 07/01/32      1,000      2,332,800
  Lehigh Cnty. Gen. Purp. Auth. Rev.,
    Kidspeace Oblig. Prj., Ser. 98
     6.00%                                    11/01/23      2,650      2,774,762
  Northampton Cnty. Gen. Purp. Auth.
    Rev., Cnty. Agreement Prj., Ser. 01
     5.00%                                    10/01/10      2,130      2,291,603
  Pennsylvania Con. Ctr. Auth. Rev.,
    Ser. 94A
     6.60%                                    09/01/09      4,250      4,350,895
  Pennsylvania St. Hgr. Ed. Assist.
    Agcy., Ser. A
     2.27%                                    12/01/24        300        300,000
  Pennsylvania St. Hgr. Ed. Fac. Auth.
    Hlth. Svcs. Rev., Univ. of
    Pennsylvania Hlth. Svcs. Prj., Ser.
    96A
     5.88%                                    01/01/15      3,450      3,567,128
     5.75%                                    01/01/17      3,535      3,651,832
  Philadelphia Ind. Dev. Auth. Arpt.
    Fac. Rev., Aero Philadelphia LLC
    Prj., Ser. 99 AMT
     5.25%                                    01/01/09        600        601,764
  Philadelphia Ind. Dev. Auth. Rev.,
    PGH Dev. Corp. Prj., Ser. 93
     5.25%                                    07/01/17      1,935      1,939,218
  Philadelphia Sch. Dist. G.O., Ser.
    99C
     5.75%                                    03/01/29      4,000      4,434,640

                                                                     ===========
                                                                      46,062,966
                                                                     -----------
Puerto Rico - 3.6%
  Puerto Rico Cmwlth. Govt. Dev. Bank
    Rev., Ref. Ser. 85
     2.19%                                    12/01/15        600        599,999

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              21

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                          PAR
                                            MATURITY     (000)        VALUE
                                           ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    Spec. RITES PA-782 Rev., Ser.
    01G
    13.44%(e)                              10/01/40    $ 3,985    $  5,222,024
  Puerto Rico Elec. Pwr. Auth. Rev.,
    Ser. 94S
     7.00%                                 07/01/06      1,000       1,050,230
  Puerto Rico Elec. Pwr. Auth. Rev.,
    Ser. 05RR
     5.00%                                 07/01/35      4,000       4,162,360
  Puerto Rico Pub. Fin. Corp. Cmwlth.
    Approp. Rev., Prerefunded Ser.
    02E
     5.50%                                 02/01/12      2,990       3,323,146
  Puerto Rico Pub. Fin. Corp. Cmwlth.
    Approp. Rev., Ser. 02E
     5.50%                                 08/01/29      1,010       1,084,639

                                                                  ============
                                                                    15,442,398
                                                                  ------------
Rhode Island - 0.7%
  Rhode Island Depositors Econ.
    Protection Corp. S.O., Prerefunded
    Ser. 93
     5.62%                                 08/01/09        190         207,729
  Rhode Island Depositors Econ.
    Protection Corp. S.O., Ser. 93
     5.62%                                 08/01/09        665         690,164
  Rhode Island St. Hlth. & Ed. Bldg.
    Corp. Rev., Hosp. Fin. Lifespan
    Oblig. Grp. Prj., Ser. 96
     5.50%                                 05/15/16      2,000       2,116,979

                                                                  ============
                                                                     3,014,872
                                                                  ------------
South Dakota - 0.1%
  South Dakota St. Lease Rev., Trans.
    Cert. Prj., Ser. 93A
     6.38%                                 09/01/05        500         508,015
                                                                  ------------
Tennessee - 1.7%
  Chattanooga G.O., Ser. 02
     5.38%                                 09/01/11      1,270       1,399,413
  Clarksville Pub. Bldg. Auth. Rev., Ser.
    04
     2.30%                                 07/01/34      5,700       5,700,000

                                                                  ============
                                                                     7,099,413
                                                                  ------------
Texas - 7.3%
  Brazos River Auth. Poll. Ctrl. Rev.,
    Texas Util. Elec. Co. Prj.,
    Prerefunded Ser. 95C AMT
     5.55%                                 04/01/08      5,000       5,439,800
  Dallas Ind. Dev. Corp. Rev., CR/PL,
    Inc. Prj., Ser. 87 AMT
     7.50%                                 08/01/17      1,550       1,601,367
  Frisco Indpt. Sch. Dist. G.O., Ser.
    05A
     5.00%                                 07/15/30      4,600       4,712,930
  Grand Prairie Indpt. Sch. Dist. G.O.,
    Prerefunded Ser. 00A
     5.80%                                 08/15/11      4,925       5,565,742
  Killeen Indpt. Sch. Dist. G.O., Ser. 02
     5.00%                                 02/15/12      1,195       1,287,577

                                                          PAR
                                            MATURITY     (000)        VALUE
                                           ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (Continued)
  Texas Affordable Hsg. Corp.
    Multi-Fam. Hsg. Rev., Ser. 01A
     4.75%                                 11/01/11    $ 6,635    $  6,528,243
  Texas Wtr. Fin. Assist. G.O., Ser. 00
     5.75%                                 08/01/22      3,445       3,783,127
  Travis Cnty. Hlth. Fac. Dev. Corp.
    Rev., Ascension Hlth. Credit Prj.,
    Prerefunded Ser. 99A
     5.88%                                 11/15/09      1,980       2,208,868

                                                                  ============
                                                                    31,127,654
                                                                  ------------
Utah - 0.0%
  Salt Lake City Hosp. Rev., Ser. 88A
     8.12%                                 05/15/15        100         124,483
                                                                  ------------
Virginia - 4.2%
  Fairfax Cnty. Indl. Dev. Auth. Rev.,
    Hlth. Care-Inov. Hlth. Sys. Prj., Ser.
    00
     2.23%                                 01/01/30     12,000      12,000,000
  Pocahontas Pkwy. Toll Rd. Rev., Ser.
    98B
     5.85%(c)                              08/15/23     14,300       4,753,034
  Virginia Cmwlth. Trans. Bd. Rev.,
    Federal Hwy. Reimbursement
    Notes Prj., Ser. 02
     5.00%                                 10/01/11      1,000       1,082,770

                                                                  ============
                                                                    17,835,804
                                                                  ------------
Washington - 6.2%
  King Cnty. G.O., Sch. Dist. No. 414
    Lake Washington Prj., Ser. 00
     5.75%                                 12/01/10        500         559,695
  King Cnty. G.O., Ser. 03
     5.00%                                 06/01/10      1,050       1,126,220
  Pierce Cnty. G.O., Sch. Dist. No. 416
    White River Prj., Ser. 00
     6.00%                                 12/01/13      5,345       6,036,643
  Washington St. G.O., Ser. 00B
     6.00%                                 01/01/25     14,000      15,431,780
  Washington St. Pub. Pwr. Sply. Sys.
    Rev., Nuclear Prj. No. 3, Ser. 96A
     6.00%                                 07/01/06      3,000       3,115,560

                                                                  ============
                                                                    26,269,898
                                                                  ------------
West Virginia - 0.1%
  West Virginia Pub. Energy Auth.
    Rev., Morgantown Energy Assoc.
    Prj., Ser. 90A AMT
     5.05%                                 07/01/08        360         365,350
                                                                  ------------
Wisconsin - 0.4%
  Kenosha G.O., Ser. 03B
     5.00%                                 09/01/11      1,000       1,078,830
                                                                  ------------
Wyoming - 1.5%
  Kemmerer Poll. Ctrl. Rev., Exxon Prj.
    Ser. 84
     2.22%                                 11/01/14      6,500       6,500,000
                                                                  ------------
TOTAL MUNICIPAL BONDS
  (Cost $413,960,645)
                                                                   430,732,235
                                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
22

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                               PAR
                   MATURITY   (000)    VALUE
                  ---------- ------- ---------
MORTGAGE PASS-THROUGHS - 0.0%
  Government National
Mortgage
  Association
    6.00%
  (Cost $6,300)   11/15/31      $6    $6,242
                                      ------

SHORT TERM INVESTMENTS - 0.9%
  Valdez Alaska Marine Term. Rev.,
    Exxon Mobil Corp. Prj., Ser. 01 DN
    2.22%(f)
  (Cost $4,000,000)                       12/01/29   4,000        4,000,000
                                                                  ---------
MONEY MARKET FUND - 0.2%
  Wilmington Trust Tax-Free Money
    Market Fund
  (Cost $1,042,338)                                  1,042        1,042,338
                                                                  ---------
TOTAL INVESTMENTS IN SECURITIES -  102.5%
  (Cost $419,009,283(a))                                        435,780,815
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (2.5)%                                              (10,609,191)
                                                                -----------
NET ASSETS - 100.0%
  (Applicable to 9,316,931 BlackRock
  shares, 27,387,773 Institutional
  shares, 222,342 Service shares,
  788,441 Investor A shares, 455,076
  Investor B shares and 209,712
  Investor C shares outstanding)                              $ 425,171,624
                                                              =============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BLACKROCK SHARE
   ($103,188,150/9,316,931)              $ 11.08
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($303,417,391/27,387,773)              $ 11.08
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
       ($2,461,161/222,342)              $ 11.07
                                         =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
       ($8,738,768/788,441)              $ 11.08
                                         =======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
             ($11.08/0.960)              $ 11.55
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
       ($5,042,678/455,076)              $ 11.08
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
       ($2,323,476/209,712)              $ 11.08
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $419,011,783. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $18,170,561
      Gross unrealized depreciation                                       (1,401,529)
                                                                         -----------
                                                                         $16,769,032
                                                                         ===========

 (b) Securities, or a portion thereof, pledged as collateral with a value of
       $2,187,650 on 755 short U.S. Treasury Note futures contracts expiring
       June 2005.  The value of such contracts on March 31, 2005 was
       $82,445,551, with an unrealized gain of $828,910 (including commissions of $1,510).
  (c) The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
 (d) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 4.1% of its net assets, with a current market value of $17,580,990 in securities restricted as to resale.
     (e) Rates shown are the rates as of March 31, 2005.
  (f) Rates shown are the rates as of March 31, 2005, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              23

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- --------------
MUNICIPAL BONDS - 100.7%
Multi-State - 8.0%
  Charter Mac Equity Issue Tr.
     6.62%(b)                            06/30/09    $25,000    $26,727,750
     7.60%(b)                            11/30/10     10,000     11,177,000
  MuniMae TE Bond Subs., LLC
     6.88%(b)                            06/30/09      4,000      4,314,360
     7.75%(b)                            11/01/10     10,000     11,405,400

                                                                ===========
                                                                 53,624,510
                                                                -----------
Pennsylvania - 84.1%
  Allegheny Cnty. Hosp. Dev. Auth.
    Rev., Hlth. Ctr. Univ. of Pittsburgh
    Med. Ctr. Prj., Ser. 97B
     6.00%                               07/01/25      7,000      8,363,880
  Allegheny Cnty. Hosp. Dev. Auth.
    Rev., Prerefunded Ser. 95A
     6.00%                               09/01/07      5,000      5,365,950
     6.20%                               09/01/07      1,000      1,077,810
  Allegheny Cnty. Hosp. Dev. Auth.
    Rev., Univ. of Pittsburgh Med. Ctr.
    Prj., Ser. 95
     5.35%                               12/01/17     10,000     10,269,100
  Beaver Cnty. Hosp. Auth. Rev.,
    Prerefunded Ser. 96A
     5.80%                               10/01/06      5,830      6,100,687
  Berks Cnty. G.O., Ser. 98
     5.38%                               11/15/28      6,685      6,920,446
  Bradford Area Sch. Dist. G.O.,
    Prerefunded Ser. 95
     5.80%                               10/01/05      1,465      1,489,423
  Central Bucks Sch. Dist. G.O., Ser. A
     5.00%                               05/15/20      4,570      4,789,680
  Dauphin Cnty. Gen. Auth. Hlth. Sys.
    Rev., Pinnacle Hlth. Sys. Prj., Ser.
    97
     5.50%                               05/15/17      3,500      3,691,240
  Dauphin Cnty. Gen. Auth. Hosp.
    Rev., Hapsco Western
    Pennsylvania Hosp. Prj., Ser. 92
     6.25%                               07/01/16      1,000      1,156,100
  Delaware Cnty. Auth. Coll. Rev.,
    Haverford Coll. Prj., Ser. 00
     5.75%                               11/15/25      6,795      7,499,098
  Delaware Cnty. Auth. Hosp. Rev.,
    Ser. 95
     5.50%                               08/15/15      6,480      6,676,344
  Delaware Cnty. Auth. Rev., Mercy
    Hlth. Corp. Prj., Ser. 96
     5.75%                               12/15/20      3,735      3,923,281
  Delaware Cnty. Ind. Dev. Auth. Rev.,
    Ser. 99 AMT
     6.00%                               06/01/29      3,400      3,738,708
  Delaware Cnty. Mem. Hosp. Auth.
    Rev., Ser. 95
     5.50%                               08/15/19      3,000      3,090,900
  Delaware Cnty. Rev., Prerefunded
    Ser. 95
     5.50%                               10/01/05      1,075      1,091,093
  Delaware River Port Auth.
    Pennsylvania & New Jersey Rev.,
    Port Dist. Prj., Ser. 99B
     5.70%                               01/01/22      8,930      9,768,259
  Delaware River Port Auth.
    Pennsylvania & New Jersey Rev.,
    Ser. 99
     5.75%                               01/01/16      8,000      8,779,280

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Delaware River Port Auth.
    Pennsylvania & New Jersey RITES
    Rev., Ser. 99
    15.41%(c)                            01/01/22    $10,000    $13,853,000
  Delaware Vy. Regl. Fin. Auth. Loc.
    Govt. Rev., Ser. 96A
     5.90%                               04/15/16      2,540      2,622,093
  Delaware Vy. Regl. Fin. Auth. Loc.
    Govt. Rev., Ser. 97B
     5.60%                               07/01/17      2,000      2,278,020
  Delaware Vy. Regl. Fin. Auth. Loc.
    Govt. Rev., Ser. 98A
     5.50%                               08/01/28     33,050     37,480,022
  Delaware Vy. Regl. Fin. Auth. Loc.
    Govt. RITES PA-1041 Rev., Ser.
    02A
    30.67%(c)                            07/01/32      2,000      4,665,600
  Dover Area Sch. Dist. G.O.,
    Prerefunded Ser. 96
     5.75%                               04/01/06      2,445      2,522,140
  Indiana Cnty. Ind. Dev. Auth. Poll.
    Ctrl. Rev., New York St. Elec. &
    Gas Corp. Prj., Ser. 95A
     6.00%                               06/01/06      1,000      1,037,020
  Kennett Cons. Sch. Dist. G.O., Ser.
    02A
     5.50%                               02/15/14      1,245      1,376,460
  Lancaster Cnty. Hosp. Auth. Rev.,
    Hlth. Ctr. Masonic Homes Prj., Ser.
    94
     5.30%                               11/15/08        500        512,015
  Lancaster Swr. Auth. Sply. S.O., Ser.
    98
     5.25%                               04/01/21      8,480      8,682,078
  Lehigh Cnty. Gen. Purp. Auth. Rev.,
    Kidspeace Oblig. Prj., Ser. 98
     5.70%                               11/01/09      3,000      3,176,370
     6.00%                               11/01/18      2,000      2,115,000
  Luzerne Cnty. Flood Prot. Auth. Gtd.
    Rev., Prerefunded Ser. 96
     5.60%                               07/15/06      4,720      4,896,622
  Lycoming Cnty. Auth. Hosp. Rev.,
    Divine Providence Hosp. Prj., Ser.
    95
     5.38%                               11/15/10      6,480      6,714,900
  McKeesport Area Sch. Dist. G.O.,
    Prerefunded Ser. 96A
     5.75%                               10/01/06      1,750      1,829,992
  Methacton Sch. Dist. Auth. Rev.,
    Prerefunded Ser. 78
     6.50%                               10/01/06        475        501,524
  Montgomery Cnty. Hgr. Ed. & Hlth.
    Auth. Coll. Rev., Beaver Coll. Prj.,
    Ser. 96
     5.75%                               04/01/12      1,690      1,773,047
  Montgomery Cnty. Hgr. Ed. & Hlth.
    Auth. Rev., Holy Redeemer Hosp.
    Prj., Ser. 97A
     5.25%                               10/01/27      9,000      9,338,850
  Montgomery Cnty. Hgr. Ed. & Hlth.
    Auth. Rev., Pottstown Hlth. Care
    Corp. Prj., Prerefunded Ser. 98
     5.00%                               01/01/09      6,235      6,705,493

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
24

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                          PAR
                                           MATURITY      (000)       VALUE
                                        ------------- ---------- -------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Northampton Cnty. Hgr. Ed. Auth.
    Rev., Moravian Coll. Prj., Ser. 94
    6.10%                                  07/01/12    $ 1,950    $ 1,990,191
  Northeastern Hosp. & Ed. Auth. Rev.,
    Luzerne Cnty. Coll. Prj., Ser. 97
    5.15%                                  08/15/16      3,245      3,385,411
  Northeastern Hosp. & Ed. Auth. Rev.,
    Wyoming Vy. Hlth. Care Prj., Ser.
    94A
    6.50%                                  01/01/07      1,000      1,026,220
  Northgate Sch. Auth. Bldg. Rev., Ser.
    78
    6.38%                                  02/15/07        825        878,864
  Parkland Sch. Dist. Rev.,
    Prerefunded Ser. 96
    5.75%                                  03/01/06      2,910      2,994,070
  Pennsbury Sch. Dist. G.O., Ser. 02
                                          01/15/18-
    5.50%                                 01/15/19       4,625      5,062,980
  Pennsylvania Con. Ctr. Auth. Rev.,
    Ser. 89A
    6.70%                                  09/01/16      1,000      1,186,700
  Pennsylvania Con. Ctr. Auth. Rev.,
    Ser. 94A
    6.60%                                  09/01/09     12,465     12,760,919
  Pennsylvania Hgr. Ed. Assistance
    Agcy. Rev., Cap. Acquisition Prj.,
    Prerefunded Ser. 00
    5.88%                                  12/15/10     16,400     18,475,420
  Pennsylvania Hgr. Ed. Fac. Auth.
    Rev., Univ. of Pennsylvania Prj.,
    Ser. 98
    5.75%                                  01/01/06      8,165      8,434,853
  Pennsylvania Hsg. Fin. Agcy.
    Multi-Fam. FHA Ins. Rev., Ser. 92
    8.10%                                  07/01/13      1,425      1,428,406
  Pennsylvania Hsg. Fin. Agcy. Rev.,
    Ser. 98 AMT
    5.50%(d)                               04/01/30     13,155      3,135,231
  Pennsylvania Hsg. Fin. Agcy. Rev.,
    Ser. 99 AMT
    5.85%                                  10/01/18        285        285,000
  Pennsylvania Hsg. Fin. Agcy. Rev.,
    Sgl. Fam. Mtg. Prj., Ser. 99-66A
    AMT
    5.65%                                  04/01/29      9,585      9,717,273
  Pennsylvania Infra. Investment Auth.
    Rev., Pennvest Ln. Pool Prj., Ser.
    94
    6.00%                                  09/01/06      1,930      2,016,387
  Pennsylvania Intergovtl. Coop. Auth.
    Spec. Tax Rev., City of
    Philadelphia Fdg. Prj., Ser. 96
    5.60%                                  06/15/12      1,000      1,033,100
                                          06/15/16-
    5.50%                                 06/15/20      10,500     10,835,265
  Pennsylvania St. Dept. Gen. Svcs.
    COP, Ser. 01
    4.25%                                  11/01/05      1,860      1,878,879
                                          05/01/10-
    4.50%                                 11/01/10       4,590      4,828,713
                                          05/01/11-
    5.00%                                 11/01/14      18,695     20,041,847
                                          05/01/15-
    5.25%                                 05/01/16       7,740      8,342,774

                                                          PAR
                                           MATURITY      (000)       VALUE
                                        ------------- ---------- -------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania St. Hgr. Ed. Assist.
    Agcy. Stud. Ln. Rev., Ser. A
    2.27%(c)                               12/01/24    $15,000    $15,000,000
  Pennsylvania St. Hgr. Ed. Assist.
    Agcy. Stud. Ln. Rev., Ser. C
    2.27%(c)                               07/01/18      5,000      5,000,000
  Pennsylvania St. Hgr. Ed. Fac. Auth.
    Coll. & Univ. Rev., Bryn Mawr Coll.
    Prj., Prerefunded Ser. 95
    6.00%                                  12/01/05      1,200      1,251,924
  Pennsylvania St. Hgr. Ed. Fac. Auth.
    Coll. & Univ. Rev., Lafayette Coll.
    Prj., Ser. 00
    6.00%                                  05/01/30        155        171,797
  Pennsylvania St. Hgr. Ed. Fac. Auth.
    Coll. & Univ. Rev., Trustees Univ.
    Prj., Ser. 98
    5.50%                                  07/15/38      9,500     10,146,855
  Pennsylvania St. Hgr. Ed. Fac. Auth.
    Hlth. Svcs. Rev., Univ. of
    Pennsylvania Hlth. Svcs. Prj., Ser.
    96A
    5.75%                                  01/01/17     12,250     12,654,862
  Pennsylvania St. Hgr. Ed. Fac. Auth.
    Rev. Variable St. Sys. Hgr. Ed.,
    Ser. AB
    2.23%                                  06/01/11      1,845      1,845,000
  Pennsylvania St. Ind. Dev. Auth.
    Rev., Econ. Dev. Prj., Ser. 94
    7.00%                                  01/01/06      1,000      1,032,090
  Pennsylvania St. Ind. Dev. Auth.
    Rev., Econ. Dev. Prj., Ser. 02
    5.50%                                  07/01/16      8,000      8,881,840
  Pennsylvania St. Tpke. Comm. Rev.,
    Ser. 01
    5.00%                                  06/01/10      2,100      2,260,671
    5.50%                                  12/01/13      3,000      3,375,390
  Pennsylvania St. Univ. Rev., Ser. A
                                          09/01/29-
    5.00%                                 09/01/35       4,000      4,130,980
  Pensylvania St. Hgr. Ed. Fac. Auth.
    Rev. Drexel Univ. Prj., Ser. B
    2.28%                                  05/01/33      6,100      6,100,000
  Philadelphia Auth. Dev. Lease Rev.,
    Ser. 01B
    5.25%                                  10/01/09      1,750      1,892,800
  Philadelphia G.O., Ser. 94
    5.90%                                  11/15/09        980      1,004,196
  Philadelphia Gas Works Rev., Ser. 94
    5.25%                                  08/01/24      2,900      2,962,640
  Philadelphia Gas Works Rev., Ser. 01
                                          08/01/14-
    5.50%                                 08/01/18       7,415      8,054,829
  Philadelphia Hosp. & Hgr. Ed. Fac.
    Auth. Hosp. Rev., Frankford Hosp.
    Prj., Ser. 95
    5.50%                                  01/01/07      1,235      1,268,617
    5.60%                                  01/01/08      1,245      1,278,964
  Philadelphia Hosp. & Hgr. Ed. Fac.
    Auth. Hosp. Rev., Nazareth Hosp.
    Franciscan Prj., Prerefunded Ser.
    96B
    5.00%                                  07/01/06      4,590      4,812,156

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              25

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                           PAR
                                            MATURITY      (000)        VALUE
                                         ------------- ---------- --------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Philadelphia Ind. Dev. Auth. Rev.,
    American Coll. of Physicians Prj.,
    Ser. 00
                                           06/15/20-
     5.50%                                 06/15/25     $14,685    $ 15,726,801
  Philadelphia Ind. Dev. Auth. Rev.,
    Girard Estate Coal Mining Prj., Ser.
    96
     5.38%                                  11/15/12      3,945       4,115,897
     5.50%                                  11/15/16      1,650       1,719,646
  Philadelphia Ind. Dev. Auth. Rev.,
    PGH Dev. Corp. Prj., Ser. 93
     5.50%                                  07/01/10      1,035       1,044,553
  Philadelphia Pk. Auth. Rev., Arpt. Pk.
    Prj., Ser. 99
     5.62%                                  09/01/18      4,430       4,805,620
  Philadelphia Pk. Auth. Rev., Ser. 97
     5.40%                                  09/01/15      5,900       6,221,727
  Philadelphia Pk. Auth. Rev., Ser. 99
                                           09/01/13-
     5.62%                                 09/01/17       5,885       6,409,604
  Philadelphia Sch. Dist. G.O.,
    Prerefunded Ser. 95B
     5.50%                                  09/01/05      4,500       4,647,735
  Philadelphia Sch. Dist. G.O., Ser.
    95A
     6.25%                                  09/01/06      2,255       2,363,646
  Philadelphia Sch. Dist. G.O., Ser.
    95B
     5.50%                                  09/01/18      4,890       5,001,101
  Philadelphia Sch. Dist. G.O., Ser.
    99C
     5.75%                                  03/01/29     11,000      12,195,260
  Philadelphia Sch. Dist. G.O., Ser.
    00A
                                           02/01/12-
     5.75%                                 02/01/13      10,215      11,421,289
  Philadelphia Wtr. & Waste Wtr. Rev.,
    Ser. 93
     5.50%                                  06/15/07      6,780       7,154,798
  Pittsburgh Sch. Dist. G.O.,
    Prerefunded Ser. 97
     5.50%                                  09/01/09      4,500       4,558,545
  Pleasant Vy. Sch. Dist. G.O.,
    Prerefunded Ser. 95
     5.60%                                  11/15/05      1,180       1,203,104
  Pleasant Vy. Sch. Dist. G.O., Ser. 95
     5.60%                                  11/15/14        205         208,911
  Pottstown Borough Auth. Swr. Rev.,
    Ser. 96
     5.50%                                  11/01/16      1,360       1,415,855
  Punxsutawney Area Sch. Dist. G.O.,
    Prerefunded Ser. 95
     5.80%                                  04/15/05      1,000       1,001,010
  Riverside Beaver Cnty. Sch. Dist.
    Rev., Prerefunded Ser. 96
     5.50%                                  02/15/06      3,725       3,819,503
  Riverside Sch. Dist. G.O.,
    Prerefunded Ser. 00
     5.50%                                  10/15/10      3,300       3,639,537
  South Fork Mun. Auth. Hosp. Rev.,
    Good Samaritan Med. Ctr. Prj.,
    Ser. 96B
     5.38%                                  07/01/16      4,000       4,188,080

                                                           PAR
                                            MATURITY      (000)        VALUE
                                         ------------- ---------- --------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Southeastern Pennsylvania Trans.
    Auth. Rev., Ser. 97
     5.55%                                  03/01/13    $ 3,500    $  3,726,765
     5.38%                                  03/01/17      6,270       6,656,044
  Springford Sch. Dist. G.O., Ser. 97
     5.15%                                  02/01/18     10,010      10,355,946
  Washington Cnty. Auth. Rev., Ser. 99
     6.15%                                  12/01/29      6,340       6,714,757
  Washington Cnty. Ind. Dev. Auth.
    Poll. Ctrl. Rev., West Penn Pwr.
    Co. Prj., Ser. 95G
     6.05%                                  04/01/14      2,500       2,559,375
  West Mifflin Sanit. Swr. Mun. Auth.
    Swr. Rev., Prerefunded Ser. 96
     5.70%                                  08/01/06      1,445       1,502,786
  Westmoreland Cnty. Ind. Dev. Auth.
    Rev., Westmoreland Hlth. Sys. Prj.,
    Ser. 93A
     6.00%                                  07/01/11        200         202,082
  Westview Mun. Auth. S.O., Ser. 85
     9.25%                                  11/15/05        385         394,413
  Williamsport Area Sch. Dist. Auth.
    Rev., Ser. 78
     6.00%                                  03/01/07         70          73,469
  Wilson Sch. Dist. G.O., Prerefunded
    Ser. 97
     5.50%(e)                               05/15/07      8,015       8,450,295

                                                                   ============
                                                                    562,233,793
                                                                   ------------
Puerto Rico - 8.6%
  Puerto Rico Cmwlth. G.O., Ser. 02
                                           07/01/11-
     5.50%                                 07/01/12      22,000      24,692,199
  Puerto Rico Cmwlth. Hwy. & Trans.
    Auth. Rev., Ser. 98A
     2.23%                                  07/01/28      1,150       1,149,999
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00A
    12.94%(c)                               10/01/16        400         554,136
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00B
    13.44%(c)                               10/01/17        500         702,930
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00C
    13.44%(c)                               10/01/18        500         701,870
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00D
    13.44%(c)                               10/01/19        690         965,683
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00E
    13.44%(c)                               10/01/20        250         348,835
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00F
    12.94%(c)                               10/01/24        250         328,685
  Puerto Rico Elec. Pwr. Auth. Rev.,
    Ser. 05RR
     5.00%                                  07/01/35      6,000       6,243,540
  Puerto Rico Mun. Fin. Agy. Rev., Ser.
    99
     5.50%                                  08/01/18      6,500       7,075,575

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
26

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                        PAR
                                           MATURITY    (000)         VALUE
                                          ---------- --------- ----------------
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Pub. Fin. Corp. Cmwlth.
    Approp. Rev., Prerefunded Ser.
    02E
    5.50%                                 02/01/12    $9,340     $ 10,380,663
  Puerto Rico Pub. Fin. Corp. Cmwlth.
    Approp. Rev., Ser. 02E
    5.50%                                 08/01/29     3,160        3,393,524

                                                                 ============
                                                                   56,537,639
                                                                 ------------
TOTAL MUNICIPAL BONDS
  (Cost $624,467,930)                                             672,395,942
                                                                 ------------
MONEY MARKET FUND - 0.1%
  Wilmington Trust Tax-Free Money
    Market Fund
  (Cost $786,750)                                        787          786,750
                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES -  100.8%
  (Cost $625,254,680(a))                                          673,182,692
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.8)%                                                 (5,031,068)
                                                                 ------------
NET ASSETS - 100.0%
  (Applicable to 58,124,586 Institutional
  shares, 483,257 Service shares,
  3,057,815 Investor A shares,
  1,590,395 Investor B shares and
  170,466 Investor C shares
  outstanding)                                                   $668,151,624
                                                                 ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($612,429,074/58,124,586)              $ 10.54
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
       ($5,087,246/483,257)              $ 10.53
                                         =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR
  A SHARE
    ($32,204,238/3,057,815)              $ 10.53
                                         =======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
             ($10.53/0.960)              $ 10.97
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
    ($16,642,595/1,590,395)              $ 10.46
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
       ($1,788,471/170,466)              $ 10.49
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $625,393,263. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                       $48,328,007
      Gross unrealized depreciation                                          (538,578)
                                                                          -----------
                                                                          $47,789,429
                                                                          ===========

 (b) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 8.0% of its net assets, with a current market value of $53,624,510 in securities restricted as to resale.
     (c) Rates shown are the rates as of March 31, 2005.
 (d) The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
 (e) Securities, or a portion thereof, pledged as collateral with a value of
       $2,108,620 on 1,291 short U.S. Treasury Note futures contracts expiring
       June 2005.  The value of such contracts on March 31, 2005 was
       $141,061,928, with an unrealized gain of $1,417,564 (including commissions of $2,582).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              27

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                            PAR
                                             MATURITY      (000)       VALUE
                                          ------------- ---------- -------------
MUNICIPAL BONDS - 103.0%
Multi-State - 6.8%
  Charter Mac Equity Issue Tr.
     6.62%(b)                                06/30/09    $ 1,000    $ 1,069,109
     7.60%(b)                                11/30/10      4,000      4,470,800
  MuniMae TE Bond Subs., LLC
     6.88%(b)                                06/30/09      4,000      4,314,360
     7.75%(b)                                11/01/10      2,000      2,281,080

                                                                    ===========
                                                                     12,135,349
                                                                    -----------
New Jersey - 76.9%
  Delaware River Port Auth.
    Pennsylvania & New Jersey RITES
    PA-611 Rev., Ser. 00
    11.42%                                   01/01/26      5,000      6,434,850
  Garden St. Preservation Tr. Cap.
    Apprec. Rev., Ser. 03B
     5.17%                                   11/01/24     10,000      3,914,400
  Gloucester Cnty. Ind. Poll. Ctrl. Corp.
    Auth. Rev. Ref., Exxon Mobil Prj.
     2.14%                                   01/01/22      2,200      2,200,000
  Gloucester Cnty. Srs. Hsg. Dev.
    Corp. Rev., Sect. 8 Colonial Pk.
    Prj., Ser. 94A
     6.20%                                   09/15/11      1,250      1,268,700
  Hopatcong Boro G.O., Ser. 03
     5.75%                                   08/01/33      2,300      2,553,184
  Jersey City G.O., Ser. 96A
     6.00%                                   10/01/05      1,655      1,684,029
  Knowlton Twp. Bd. of Ed. G.O., Ser.
    91
     6.60%                                   08/15/11        169        197,901
  Middlesex Cnty. Imp. Auth. Rev.,
    Heldrich Center Hotel Prj., Ser. A
                                            01/01/15-
     5.00%                                  01/01/32       3,000      2,967,100
  Middlesex Cnty. Imp. Auth. Rev.,
    Monroe Twp., Ser. 96
     5.80%                                   09/15/13      1,725      1,813,544
  Middlesex Cnty. Imp. Auth. Rev., New
    Brunswick Apts. Rental Hsg. Prj.,
    Ser. 02 AMT
     5.15%                                   02/01/24      3,000      3,054,690
  Morristown Cnty. G.O., Ser. 95
     6.40%                                   08/01/14        500        516,260
  New Jersey Econ. Dev. Auth. Lease
    Rev., Ser. 00
     6.00%                                   06/01/21      4,780      5,331,803
  New Jersey Econ. Dev. Auth. Rev.,
    Kapkowski Rd. Landfill Prj., Ser. 02
     6.50%                                   04/01/28      2,500      2,856,975
  New Jersey Econ. Dev. Auth. Rev.,
    Cigarrette Tax
     5.75%                                   06/15/34      3,615      3,729,993
  New Jersey Econ. Dev. Auth. Rev.,
    Motor Vehicle Comm. Prj., Ser.
    03A
     3.52%(c)                                07/01/12      4,000      2,929,080
  New Jersey Econ. Dev. Auth. Rev.,
    Performing Arts Ctr. Prj., Ser. 96C
     5.75%                                   06/15/08      4,440      4,659,203
  New Jersey Econ. Dev. Auth. Rev.,
    Sch. Fac. Const. Prj., Ser. 03F
     5.25%                                   06/15/13      5,000      5,447,300
  New Jersey Econ. Dev. Auth. Rev.,
    Ser. 99
     6.20%                                   12/01/24      3,000      3,305,940

                                                            PAR
                                             MATURITY      (000)       VALUE
                                          ------------- ---------- -------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Econ. Dev. Auth. Rev.,
    St. Barnabas Med. Ctr. Prj., Ser.
    97A
     5.62%                                   07/01/23    $ 4,000    $ 1,663,120
  New Jersey Econ. Dev. Auth. Solid
    Waste Rev., Waste Management
    New Jersey Prj., Ser. 04A AMT
     5.30%                                   06/01/15      1,000      1,028,150
  New Jersey Edl. Facs. Auth. Rev.,
    Institute of Tech. Prj., Ser. 04B
     5.00%                                   07/01/16      4,150      4,431,162
     5.00%                                   07/01/21      2,750      2,886,785
  New Jersey Edl. Facs. Auth. Rev.,
    Rowan Coll. Prj., Prerefunded Ser.
    96E
     5.88%                                   07/01/06      2,185      2,292,742
  New Jersey Hlth. Care Fac. Fin.
    Auth. Rev., Kennedy Hlth. Sys.
    Prj., Ser. 01
     5.50%                                   07/01/21      2,000      2,117,620
     5.62%                                   07/01/31        455        477,745
  New Jersey Hlth. Care Fac. Fin.
    Auth. Rev., Robert Wood Johnson
    Univ. Prj., Ser. 96C
     5.75%                                   07/01/07      2,595      2,709,933
  New Jersey Sports & Expo. Auth.
    Rev., Ser. 00A
     5.50%                                   03/01/20      5,000      5,372,350
  New Jersey St. Edl. Facs. Auth. Rev.,
    Fairleigh Dickinson Univ. Prj., Ser.
    D
     5.25%                                   07/01/32      3,000      3,039,780
  New Jersey St. Edl. Facs. Auth. Rev.,
    Princeton Univ. Prj., Ser. B
     2.16%                                   07/01/22      2,735      2,735,000
  New Jersey St. Edl. Facs. Auth. Rev.,
    Princeton Univ. Prj., Ser. F
     2.08%                                   07/01/23      2,800      2,800,000
  New Jersey St. G.O., Ser. 00
     5.75%                                   05/01/12      2,500      2,811,300
  New Jersey St. G.O., Ser. 01H
     5.25%                                   07/01/14      4,975      5,463,198
  New Jersey St. Hsg. & Mtg. Fin.
    Agcy. Rev., Ser. 00B
     6.25%                                   11/01/26      1,435      1,514,657
  New Jersey St. Hwy. Auth. Rev.,
    Garden St. Pkwy. Prj., Ser. 92
     6.20%                                   01/01/10        750        828,772
  New Jersey St. Tpke. Auth. Rev.,
    Prerefunded Ser. 91C
     6.50%                                   01/01/16      3,155      3,739,590
  New Jersey St. Tpke. Auth. Rev.,
    Ser. 91C
     6.50%                                   01/01/16        845      1,006,902
  New Jersey St. Trans. Tr. Fd. Admin.
    Grant Rev., Prerefunded Ser. 00A
     6.12%                                   09/15/09      2,500      2,785,300
  New Jersey St. Trans. Tr. Fd. Auth.
    Trans. Sys. Rev., Prerefunded Ser.
    00A
     6.00%                                   06/15/10      2,500      2,822,200
  New Jersey St. Trans. Tr. Fd. Auth.
    Trans. Sys. Rev., Prerefunded Ser.
    01B
     6.00%                                   12/15/11      2,500      2,852,375

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
28

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                          PAR
                                            MATURITY     (000)        VALUE
                                           ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey St. Trans. Tr. Fd. Auth.
    Trans. Sys. Rev., Ser. 99A
     5.75%                                 06/15/20     $2,820    $  3,224,896
  New Jersey St. Waste Wtr. Trtmnt.
    Tr. Rev., Ser. 96C
     6.25%                                 05/15/06      3,455       3,593,269
  North Hudson Swr. Auth. Rev., Ser.
    01A
     5.41%                                 08/01/21      5,000       2,316,400
  Port Auth. New York & New Jersey
    Rev., Ser. 95 AMT
     5.75%                                 11/01/09      3,275       3,315,086
  Port Auth. New York & New Jersey
    S.O. Rev., JFK Intl. Arpt. Term.
    Prj., Ser. 97-6 AMT
     5.75%                                 12/01/22      2,000       2,152,720
  Port Auth. New York & New Jersey
    S.O., JFK Intl. Arpt. Term. Prj., Ser.
    97-6 AMT
     6.25%                                 12/01/09      7,000       7,665,630
  Rutgers St. Univ. Rev., Ser. 04E
     5.00%                                 05/01/31      4,245       4,401,513
  Summit Cnty. G.O., Ser. 01
     5.25%                                 06/01/14      1,145       1,274,179

                                                                  ============
                                                                   138,187,326
                                                                  ------------
Puerto Rico - 19.3%
  Puerto Rico Cmwlth. G.O., Pub. Imp.
    Prj., Ser. 01
     5.50%                                 07/01/19      5,000       5,754,900
  Puerto Rico Cmwlth. Hwy. & Trans.
    Auth. Rev., Prerefunded Ser. 00B
     6.00%                                 07/01/10      3,000       3,405,660
  Puerto Rico Cmwlth. Hwy. & Trans.
    Auth. Rev., Ser. 98A
     2.23%                                 07/01/28      1,500       1,500,000
  Puerto Rico Cmwlth. Hwy. & Trans.
    Auth. Rev., Ser. 00C
     6.00%                                 07/01/29      2,000       2,246,840
  Puerto Rico Cmwlth. Hwy. & Trans.
    Auth. Rev., Ser. 02D
     5.38%                                 07/01/36      1,000       1,056,010
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00A
    12.94%                                 10/01/16        400         554,136
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00B
    13.44%                                 10/01/17        500         702,930
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00C
    13.44%                                 10/01/18        500         701,870

                                                          PAR
                                            MATURITY     (000)        VALUE
                                           ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00D
    13.44%                                 10/01/19     $  650    $    909,701
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00E
    13.44%                                 10/01/20        250         348,835
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00F
    12.94%                                 10/01/24        250         328,685
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    Spec. RITES PA-569 Rev., Ser. 99
     9.24%                                 07/01/12      2,000       2,363,000
  Puerto Rico Elec. Pwr. Auth. Rev.,
    Ser. 05RR
     5.00%                                 07/01/35      4,000       4,162,360
  Puerto Rico Pub. Bldgs. Auth. Rev.,
    Govt. Facs. Prj., Ser. 02
     5.25%                                 07/01/25      4,535       5,139,561
  Puerto Rico Pub. Fin. Corp. Cmwlth.
    Approp. Rev., Prerefunded Ser.
    02E
     5.50%                                 02/01/12      3,740       4,156,711
  Puerto Rico Pub. Fin. Corp. Cmwlth.
    Approp. Rev., Ser. 02E
     5.50%                                 08/01/29      1,260       1,353,114

                                                                  ============
                                                                    34,684,313
                                                                  ------------
TOTAL MUNICIPAL BONDS
  (Cost $174,004,514)                                              185,006,988
                                                                  ------------
MONEY MARKET FUND - 0.1%
  Wilmington Trust Tax-Free Money
    Market Fund
  (Cost $204,200)                                          204         204,200
                                                                  ------------

TOTAL INVESTMENTS IN
SECURITIES -  103.1%
  (Cost $174,208,714(a))      185,211,188
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (3.1)%             (5,622,952)
                              -----------
NET ASSETS - 100.0%
  (Applicable to
12,384,112 Institutional
  shares, 1,350,961
Service shares,
  521,056 Investor A
shares, 988,010
  Investor B shares and
257,596
  Investor C shares          $179,588,236
                             ============
outstanding)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              29

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                            VALUE
                                         -----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($143,464,314/12,384,112)              $ 11.58
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
    ($15,651,205/1,350,961)              $ 11.59
                                         =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
       ($6,035,491/521,056)              $ 11.58
                                         =======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
             ($11.58/0.960)              $ 12.07
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
      ($11,446,868/988,010)              $ 11.59
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
       ($2,990,358/257,596)              $ 11.61
                                         =======

-------------------

 (a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $12,153,879
      Gross unrealized depreciation                                     (1,151,405)
                                                                       -----------
                                                                       $11,002,474
                                                                       ===========

 (b) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 6.8% of its net assets, with a current market value of $12,135,349 in securities restricted as to resale.
  (c) Securities, or a portion thereof, pledged as collateral with a value of
       $732,270 on 361 short U.S. Treasury Note futures contracts expiring June
       2005.  The value of such contracts on March 31, 2005 was $39,444,892 with an unrealized gain of $396,225 (including commissions of $722).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
30

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         OHIO TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                         PAR
                                           MATURITY     (000)       VALUE
                                          ---------- ---------- -------------
MUNICIPAL BONDS - 100.1%
Multi-State - 5.4%
  Charter Mac Equity Issue Tr.
    6.62%(b)                              06/30/09     $1,000    $1,069,110
    7.60%(b)                              11/30/10      1,000     1,117,700
  MuniMae TE Bond Subs., LLC
    6.88%(b)                              06/30/09      2,000     2,157,180
    7.75%(b)                              11/01/10      2,000     2,281,080

                                                                 ==========
                                                                  6,625,070
                                                                 ----------
Ohio - 73.8%
  Akron G.O., Ser. 01
    5.50%                                 12/01/21      1,000     1,081,080
  Akron Swr. Sys. Rev., Ser. 96
    5.88%                                 12/01/16        500       529,375
  Brunswick G.O., Ser. 94
    6.30%                                 12/01/14        210       215,426
  Butler Cnty. Trans. Imp. Dist. Rev.,
    Ser. 97A
    6.00%(c)                              04/01/11        600       657,354
  Cleveland COP, Cleveland Stadium
    Prj., Ser. 97
    5.25%                                 11/15/10      2,500     2,671,375
  Cleveland Pkg. Fac. Rev., Ser. 96
    6.00%                                 09/15/06      1,275     1,333,816
  Cleveland St. Univ. Gen. Receipts
    Rev., Ser. 04
    5.00%                                 06/01/34      3,000     3,093,180
  Cleveland-Cuyahoga Cnty. Port Auth.
    Rev., Ser. 97 AMT
    6.00%                                 03/01/07        290       302,348
  Columbus G.O., Ser. 86
    7.38%                                 07/01/06      1,000     1,056,520
  Columbus G.O., Ser. 02
    5.00%                                 06/15/09      2,975     3,210,739
  Cuyahoga Cnty. Multi-Fam. Rev., Ser.
    02 AMT
    5.35%                                 09/20/27      1,000     1,020,050
  Fairfield City Sch. Dist. G.O., Ser. 94
    7.45%                                 12/01/14      1,000     1,240,670
  Greater Cleveland Regl. Trans. Auth.
    Cap. Imp. Rev., Ser. 01A
    5.12%                                 12/01/21      1,000     1,052,570
  Greater Cleveland Regl. Trans. Auth.
    G.O., Ser. 96
    6.25%                                 12/01/06      2,935     3,100,007
  Hamilton Cnty. Elec. Rev., Ser. 02A
    2.28%                                 10/01/23        625       625,000
  Hamilton Cnty. Hosp. Fac. Rev., Ser.
    02A
    2.29%                                 06/01/27      5,300     5,300,000
  Hamilton Cnty. Sales Tax Rev., Ser.
    01B
    5.25%                                 12/01/32      5,000     5,218,000
  Jackson Loc. Sch. Dist. Stark &
    Summit Cnty. Constr. & Imp. G.O.,
    Ser. 04
    5.00%                                 12/01/33      2,105     2,167,203
  Kent St. Univ. Rev., Ser. 01
    2.27%                                 05/01/31      4,000     4,000,000
  Kings Sch. Dist. G.O., Prerefunded
    Ser. 94
    7.60%                                 12/01/05        200       206,714
  Lucas Cnty. G.O., Ser. 96
    6.00%                                 12/01/05        500       511,355

                                                         PAR
                                           MATURITY     (000)       VALUE
                                          ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Marysville Sch. Dist. G.O.,
    Prerefunded Ser. 98
    6.00%                                 12/01/10     $1,910    $2,178,183
  Mason City Sch. Dist. G.O., Ser. 01
    5.38%                                 12/01/18      3,000     3,280,950
  New Albany Cmnty. Auth. Fac. Rev.,
    Ser. 01B
    5.12%                                 10/01/21      2,750     2,900,975
  North Royalton City Sch. Dist. G.O.,
    Ser. 94
    6.62%                                 12/01/06        100       106,225
  Northwestern Sch. Dist. Rev., Wayne
    & Ashland Cntys. Prj., Ser. 94
    7.20%                                 12/01/10        300       345,261
  Ohio G.O., Prerefunded Ser. 95
    6.00%                                 08/01/05        225       232,150
  Ohio Hsg. Fin. Agcy. Rev., Wind
    River Prj., Ser. 94A AMT
    5.55%                                 11/01/18        300       309,375
  Ohio St. Bldg. Auth. Data Ctr. Rev.,
    Ser. 93A
    5.90%                                 10/01/07        450       481,743
  Ohio St. Bldg. Auth. Disalle Govt. Ctr.
    Rev., Ser. 96A
    6.00%                                 10/01/05      1,000     1,017,390
  Ohio St. Comm. Sch. Cap. Fac. Rev.,
    Prerefunded Ser. 94A
    5.75%                                 06/15/09      1,000     1,099,710
  Ohio St. Env. Imp. Rev., USX Corp.
    Prj., Ser. 99
    5.62%                                 05/01/29      1,000     1,065,800
  Ohio St. Hgr. Ed. Fac. Denison Univ.
    Rev., Ser. 01
    5.12%                                 11/01/21      3,000     3,168,360
  Ohio St. Univ. G.O., Ser. 02A
    5.25%                                 12/01/18      3,290     3,547,475
  Ohio St. Wtr. Dev. Auth. Poll. Ctrl.
    Fac. Rev., Republic Steel Prj., Ser.
    95
    6.38%                                 06/01/07      1,260     1,307,628
  Ohio St. Wtr. Dev. Auth. Poll. Ctrl.
    Rev., Ser. 02
    5.25%                                 12/01/15      3,415     3,769,784
  Ohio St. Wtr. Dev. Auth. Rev., Fresh
    Wtr Imp. Prj., Ser. 04
    5.00%                                 12/01/34      3,000     3,084,150
  Ohio St. Wtr. Dev. Auth. Rev.,
    Steel-Cargill North Star Broken Hill
    Prj., Ser. 95 AMT
    6.30%                                 09/01/20        500       517,935
  Ohio St. Wtr. Dev. Poll. Ctrl. Fac.
    Rev., Wtr. Ctrl. St. Match Prj.,
    Prerefunded Ser. 95
    5.70%                                 06/01/05      1,300     1,320,137
  Pickerington Loc. Sch. Dist. Fac.
    Constr. & Imp. Rev., Ser. 01
    5.25%                                 12/01/20      1,000     1,075,990
  Scioto Cnty. Rev., Marine Term.
    Norfolk Southern Corp. Prj., Ser.
    98
    5.30%                                 08/15/13      3,000     3,098,280
  Springboro Wtr. Sys. Rev., Ser. 98
    5.00%                                 12/01/18      2,500     2,599,725

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              31

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                       PAR
                                          MATURITY    (000)       VALUE
                                         ---------- -------- --------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Toledo G.O., Ser. 96
     6.00%                               12/01/06    $  500   $    526,100
  Trotwood-Madison City Sch. Dist.
    G.O., Ser. 02
     5.00%                               12/01/30     2,000      2,056,220
  Univ. of Cincinnati Rev., Ser. 01A
     5.00%                               06/01/31     2,000      2,050,640
  Univ. of Toledo Rev., Ser. 02
     5.25%                               06/01/18     1,195      1,272,376
  University Akron Gen. Rcpts. Rev.,
    Ser. 04
     2.28%                               01/01/29     5,000      5,000,000
  West Muskingum Loc. Sch. Dist.,
    Sch. Fac. Constr. & Imp. G.O., Ser.
    03
     5.00%                               12/01/24     3,000      3,132,630
  Westerville City Sch. Dist. G.O., Ser.
    87
     6.25%                               12/01/05     1,000      1,024,130
  Westlake G.O., Ser. 96
     6.40%                               12/01/08     1,560      1,673,147

                                                              ============
                                                                91,835,251
                                                              ------------
Puerto Rico - 20.9%
  Puerto Rico Cmwlth. G.O., Ser. 02
     5.50%                               07/01/11     5,000      5,591,500
  Puerto Rico Cmwlth. Hwy. & Trans.
    Auth. RITES Rev., Ser. 98
     8.22%(d)                            07/01/18     5,000      5,677,050
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00A
    12.94%(d)                            10/01/16       400        554,136
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00B
    13.44%(d)                            10/01/17       500        702,930
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00C
    13.44%(d)                            10/01/18       500        701,870
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00D
    13.44%(d)                            10/01/19       650        909,701
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00E
    13.44%(d)                            10/01/20       250        348,835
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00F
    12.94%(d)                            10/01/24       250        328,685
  Puerto Rico Elec. Pwr. Auth. Rev.,
    Ser. 05RR
     5.00%                               07/01/35     2,000      2,081,180
  Puerto Rico Pub. Bldgs. Auth. RITES
    PA-577 Rev., Ser. 99
    11.77%(d)                            07/01/27     4,000      4,740,120
  Puerto Rico Pub. Fin. Corp. Cmwlth.
    Approp. Rev., Prerefunded Ser.
    02E
     5.50%                               02/01/12     2,990      3,323,146
  Puerto Rico Pub. Fin. Corp. Cmwlth.
    Approp. Rev., Ser. 02E
     5.50%                               08/01/29     1,010      1,084,639

                                                              ============
                                                                26,043,792
                                                              ------------
TOTAL MUNICIPAL BONDS
  (Cost $115,825,910)                                          124,504,113
                                                              ------------

                           SHARES
                           (000)        VALUE
                          ------- ----------------
MONEY MARKET FUND - 0.5%
  Wilmington Trust
Tax-Free Money
    Market Fund
  (Cost $575,902)           576     $    575,902
                                    ------------
TOTAL INVESTMENTS IN SECURITIES -
100.6%
  (Cost $116,401,812(a))             125,080,015
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (0.6)%                      (685,678)
                                    ------------
NET ASSETS - 100.0%
  (Applicable to
9,355,093 Institutional
  shares, 66,987 Service
shares,
  637,510 Investor A
shares, 938,472
  Investor B shares and
578,735
  Investor C shares                 $124,394,337
                                    ============
outstanding)

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($100,515,385/9,355,093)               $ 10.74
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
         ($720,548/66,987)               $ 10.76
                                         =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
      ($6,850,741/637,510)               $ 10.75
                                         =======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
            ($10.75/0.960)               $ 11.18
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
     ($10,085,247/938,472)               $ 10.75
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
      ($6,222,416/578,735)               $ 10.75
                                         =======

-------------------

 (a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                     $8,681,543
      Gross unrealized depreciation                                         (3,340)
                                                                        ----------
                                                                        $8,678,203
                                                                        ==========

 (b) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 5.4% of its net assets, with a current market value of $6,625,070 in securities restricted as to resale.
  (c) Securities, or a portion thereof, pledged as collateral with a value of
       $662,166 on 202 short U.S. Treasury Note futures contracts expiring June
       2005.  The value of such contracts on March 31, 2005 was $22,071,657.26, with an unrealized gain of $221,718 (including commissions of $404) .
 (d) Rates shown are the rates as of March 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
32

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       DELAWARE TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                           PAR
                                            MATURITY      (000)       VALUE
                                         ------------- ---------- -------------
MUNICIPAL BONDS - 99.7%
Delaware - 59.7%
  Delaware River & Bay Auth. Rev.,
    Ser. 96
     6.00%                                  01/01/06     $1,160    $ 1,189,232
  Delaware River & Bay Auth. Rev.,
    Ser. 03
     5.25%                                  01/01/22      1,000      1,102,720
  Delaware St. Econ. Dev. Auth. Poll.
    Ctrl. Rev., Delmarva Pwr. Prj., Ser.
    02B
     5.20%                                  02/01/19      1,000      1,064,830
  Delaware St. Econ. Dev. Auth. Rev.,
    Del. Tech. Pk. Univ. Del. Prj., Ser.
    00
     6.00%                                  02/01/21      1,000      1,118,920
  Delaware St. Econ. Dev. Auth. Rev.,
    Delmarva Pwr. Prj., Ser. 00 AMT
     5.65%                                  07/01/28      3,850      4,021,440
  Delaware St. Econ. Dev. Auth. Rev.,
    First Mtg. Gilpin ACA CBI Prj., Ser.
    98
     5.62%                                  07/01/19      2,000      2,079,360
  Delaware St. Econ. Dev. Auth. Rev.,
    United Wtr. Delaware, Inc. Prj.,
    Ser. 95 AMT
     6.20%(b)                               06/01/25      2,000      2,050,760
  Delaware St. Econ. Dev. Auth. Rev.,
    Wtr. Dev. Prj., Ser. 92B
     6.45%                                  12/01/07      1,165      1,261,520
  Delaware St. G.O., Ser. 03A
     5.00%                                  01/01/10      1,000      1,078,520
  Delaware St. G.O., Ser. 03B
                                           07/01/08-
     5.00%                                 07/01/11       2,600      2,803,096
  Delaware St. G.O., Ser. 04A
     5.00%                                  01/01/09      2,000      2,138,920
  Delaware St. Hlth. Fac. Auth. Rev.,
    Beebe Med. Ctr. Prj., Ser. 04A
     5.50%                                  06/01/24      1,000      1,034,820
  Delaware St. Hlth. Fac. Auth. Rev.,
    Catholic Hlth. East Prj., Ser. 03D
     5.12%                                  11/15/24      1,750      1,767,500
     5.25%                                  11/15/28      2,225      2,252,547
  Delaware St. Hlth. Fac. Auth. Rev.,
    Christiana Care Hlth. Svcs. Prj.,
    Ser. 03
     5.25%                                  10/01/12      3,000      3,273,030
  Delaware St. Hlth. Fac. Auth. Rev.,
    Med. Ctr. of Delaware Prj., Ser. 92
     6.25%                                  10/01/05      1,875      1,910,325
  Delaware St. Hsg. Auth. Rev.,
    Multi-Fam. Mtg. Prj., Ser. 92C
     7.38%                                  01/01/15      2,000      2,000,340
  Delaware St. Hsg. Auth. Rev.,
    Multi-Fam. Mtg. Prj., Ser. 01A
     5.40%                                  07/01/24      3,280      3,328,741
  Delaware St. Hsg. Auth. Rev., Sr.
    Sgl. Fam. Mtg. Prj., Ser. 00 AMT
     5.90%                                  07/01/20      1,660      1,721,005
  Delaware St. Hsg. Auth. Rev., Sr.
    Sgl. Fam. Mtg. Prj., Ser. 02A AMT
     5.40%                                  01/01/34      1,335      1,348,243
  Delaware St. Trans. Auth. Rev., Ser.
    97
     5.00%                                  07/01/08      1,000      1,054,760

                                                           PAR
                                            MATURITY      (000)       VALUE
                                         ------------- ---------- -------------
MUNICIPAL BONDS (Continued)
Delaware (Continued)
  Kent Cnty. Stud. Hsg. Rev., Del. St.
    Univ. Prj., Ser. 04A
                                           07/01/25-
     5.00%                                 07/01/30      $2,100    $ 2,087,122
  New Castle Cnty. G.O., Ser. 02A
     5.25%                                  10/01/12      1,745      1,937,369
  New Castle Cnty. G.O., Ser. 04
     5.00%                                  10/01/20      2,695      2,887,369
  Sussex Cnty. G.O., Prerefunded Ser.
    93
     5.60%                                  04/15/05        225        225,216
     5.70%                                  04/15/05        230        230,225
  Sussex Cnty. G.O., Ser. 03
     5.00%                                  10/15/08      2,270      2,413,055
  Wilmington G.O., Ser. 02
     5.38%                                  06/01/17      1,500      1,633,980
  Wilmington Pk. Auth. Gtd. Pk. Rev.,
    Ser. 92A
     6.00%                                  09/15/06         25         25,080
  Wilmington Pk. Auth. Gtd. Pk. Rev.,
    Ser. 02
                                           09/15/14-
     5.25%                                 09/15/15       2,965      3,288,120

                                                                   ===========
                                                                    54,328,165
                                                                   -----------
Multi-State - 7.3%
  Charter Mac Equity Issue Tr.
     6.62%(c)                               06/30/09      1,000      1,069,111
     7.60%(c)                               11/30/10      1,000      1,117,700
  MuniMae TE Bond Subs., LLC
     6.88%(c)                               06/30/09      2,000      2,157,180
     7.75%(c)                               11/01/10      2,000      2,281,080

                                                                   ===========
                                                                     6,625,071
                                                                   -----------
Puerto Rico - 32.7%
  Puerto Rico Cmwlth. G.O., Ser. 02
     5.50%                                  07/01/11      3,000      3,354,900
  Puerto Rico Cmwlth. Govt. Dev. Bank
    Rev., Ref. Ser. 85
     2.19%                                  12/01/15      3,000      3,000,000
  Puerto Rico Cmwlth. Hwy. & Trans.
    Auth. Rev., Ser. 98A
     2.23%                                  07/01/28      6,400      6,400,000
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00A
    12.94%(d)                               10/01/16        400        554,136
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00B
    13.44%(d)                               10/01/17        500        702,930
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00C
    13.44%(d)                               10/01/18        500        701,870
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00D
    13.44%(d)                               10/01/19        650        909,701
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00E
    13.44%(d)                               10/01/20        250        348,835
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00F
    12.94%(d)                               10/01/24        250        328,685

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              33

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 DELAWARE TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                                                    PAR
                                       MATURITY    (000)       VALUE
                                      ---------- --------- -------------
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Elec. Pwr. Auth. Rev.,
    Ser. 05RR
     5.00%                            07/01/35    $1,500    $ 1,560,885
  Puerto Rico Pub. Fin. Corp. Cmwlth.
    Approp. Rev., Ser. 98A
     5.38%                            06/01/14        50         56,244
  Puerto Rico Pub. Fin. Corp. RITES
    Rev., Ser. 98
     8.91%(d)                         06/01/12     5,000      6,423,800
  Puerto Rico Pub. Fin. Corp. RITES
    Rev., Ser. 99
    10.01%(d)                         06/01/14     4,025      5,460,637

                                                            ===========
                                                             29,802,623
                                                            -----------
TOTAL MUNICIPAL BONDS
  (Cost $86,078,618)                                         90,755,859
                                                            -----------
MONEY MARKET FUND - 0.7%
  Wilmington Trust Tax-Free Money
    Market Fund
  (Cost $594,427)                                    594        594,427
                                                            -----------

TOTAL INVESTMENTS IN
SECURITIES -  100.4%
  (Cost $86,673,045(a))       91,350,286
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (0.4)%              (327,487)
                              ----------
NET ASSETS - 100.0%
  (Applicable to 5,478,871
Institutional
  shares, 1,440,210
Investor A shares,
  818,206 Investor B
shares and
  1,390,236 Investor C
shares
  outstanding)               $91,022,799
                             ===========

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($54,625,840/5,478,871)                $  9.97
                                         =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($14,367,375/1,440,210)                $  9.98
                                         =======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
            ($9.98/0.960)                $ 10.38
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
     ($8,163,131/818,206)                $  9.98
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
  ($13,866,453/1,390,236)                $  9.97
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $86,735,985. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $5,023,203
      Gross unrealized depreciation                                      (408,902)
                                                                       ----------
                                                                       $4,614,301
                                                                       ==========

 (b) Securities, or a portion thereof, pledged as collateral with a value of
       $1,028,770 on 153 short U.S. Treasury Note futures contracts expiring
       June 2005.  The value of such contracts on March 31, 2005 was
       $16,717,641, with an unrealized gain of $167,929 (including commissions of $306).
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 7.3% of its net assets, with a current market value of $6,625,071 in securities restricted as to resale.
 (d) Rates shown are the rates as of March 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
34

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       KENTUCKY TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                                                           PAR
                                            MATURITY      (000)       VALUE
                                         ------------- ---------- -------------
MUNICIPAL BONDS - 100.5%
Kentucky - 67.9%
  Boone Cnty. Sch. Dist. Fin. Corp.
    Sch. Bldg. Rev., Ser. 00B
     5.38%                                  08/01/20     $2,500    $ 2,667,297
  Bowling Green Sch. Dist. Fin. Corp.
    Rev., Ser. 00
                                           01/01/18-
     5.75%                                 01/01/20       2,185      2,394,146
  Breckinridge Cnty. Lease Prg. Tr.
    Rev., Ser 99
     2.29%                                  12/01/29      2,000      2,000,000
  Frankfort Elec. & Wtr. Plant Bd. Rev.,
    Ser. 99
     5.60%                                  12/01/19      1,045      1,144,056
  Grayson Cnty. Sch. Dist. Fin. Corp.
    Sch. Bldg. Rev., Prerefunded Ser.
    95B
     5.95%                                  01/01/08        830        846,600
  Hardin Cnty. Sch. Dist. Fin. Corp.
    Sch. Bldg. Rev., Ser. 00
     5.50%                                  02/01/16      1,675      1,810,960
  Hopkins Cnty. G.O., Detention Fac.
    Prj., Ser. 00
     5.75%                                  02/01/20      1,800      1,979,928
  Jefferson Cnty. Sch. Dist. Fin. Corp.
    Sch. Bldg. Rev., Ser. 99A
     5.25%                                  01/01/14      2,000      2,146,500
  Kenton Cnty. Arpt. Bd. Arpt. Rev.,
    Cincinnati Northern Kentucky Prj.,
    Ser. 97A AMT
     5.95%                                  03/01/07      1,730      1,824,441
     6.30%                                  03/01/15      1,000      1,078,370
  Kentucky Econ. Dev. Fin. Auth. Hlth.
    Sys. Rev., Norton Healthcare, Inc.
    Prj., Ser. 00A
     6.62%                                  10/01/28      1,750      1,899,240
  Kentucky Hsg. Corp. Hsg. Rev., Ser.
    96D
     5.80%                                  07/01/13      2,905      3,012,602
  Kentucky Hsg. Corp. Hsg. Rev., Ser.
    01F AMT
     5.45%                                  01/01/32      2,990      3,063,196
  Kentucky St. Econ. Dev. Fin. Auth.
    Hosp. Fac. Rev., Ser 97C
     2.28%                                  01/01/22      1,550      1,550,000
  Kentucky St. Property & Bldg.
    Comm. Rev., Prj. 65, Prerefunded
    Ser. 00
     5.95%                                  02/01/10      2,325      2,599,676
  Kentucky St. Tpke. Auth. Econ. Dev.
    Rev., Revitalization Prj., Ser. 95
     6.50%                                  07/01/08      3,000      3,314,760
  Kentucky St. Tpke. Auth. Econ. Dev.
    Rev., Revitalization Prj., Ser. 01A
     5.50%(b)                               07/01/15      1,000      1,126,740
  Lexington-Fayette Urban Cnty. Govt.
    G.O., Ser. 00A
     5.75%                                  02/01/20      1,500      1,649,940
  Lexington-Fayette Urban Cnty. Govt.
    Swr. Sys. Rev., Ser. 01A
                                           07/01/20-
     5.00%                                 07/01/21       3,775      3,965,748
  Louisville & Jefferson Cnty. Met. Swr.
    & Drain Sys. Rev., Ser. 97A
     6.25%                                  05/15/26      1,015      1,090,191

                                                           PAR
                                            MATURITY      (000)       VALUE
                                         ------------- ---------- -------------
MUNICIPAL BONDS (Continued)
Kentucky (Continued)
  Louisville & Jefferson Cnty. Met. Swr.
    & Drain Sys. Rev., Ser. 99A
     5.75%                                  05/15/33     $3,750    $ 4,123,089
  Louisville & Jefferson Cnty. Reg.
    Arpt. Auth Spec. Fac. Rev., Ser.
    99C
     2.24%                                  01/01/29      3,300      3,300,000
  Louisville & Jefferson Cnty. Regl.
    Arpt. Auth. Arpt. Sys. Rev., Ser.
    01A AMT
     5.75%                                  07/01/15      1,755      1,915,354
  Louisville & Jefferson Cnty. Regl.
    Arpt. Auth. Spec. Fac. Rev., Ser.
    99 AMT
     5.50%                                  03/01/19      4,285      4,224,881
  Louisville Wtrwks. Brd. Wtr. Sys.
    Rev., Louisville Wtr. Co. Prj., Ser.
    00
     5.25%                                  11/15/16      2,590      2,778,889

                                                                   ===========
                                                                    57,506,604
                                                                   -----------
Multi-State - 9.2%
  Charter Mac Equity Issue Tr.
     6.62%(c)                               06/30/09      1,000      1,069,110
     7.60%(c)                               11/30/10      4,000      4,470,800
  MuniMae TE Bond Subs., LLC
     7.75%(c)                               11/01/10      2,000      2,281,080

                                                                   ===========
                                                                     7,820,990
                                                                   -----------
Puerto Rico - 23.4%
  Puerto Rico Cmwlth. Hwy. & Trans.
    Auth. Rev., Ser. 00C
     6.00%                                  07/01/29      5,000      5,617,100
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00A
    12.94%(d)                               10/01/16        400        554,136
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00B
    13.44%(d)                               10/01/17        500        702,930
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00C
    13.44%(d)                               10/01/18        500        701,870
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00D
    13.44%(d)                               10/01/19        650        909,701
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00E
    13.44%(d)                               10/01/20        250        348,835
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    S.O. RITES, Ser. 00F
    12.94%(d)                               10/01/24        250        328,685
  Puerto Rico Cmwlth. Infra. Fin. Auth.
    Spec. RITES PA-569 Rev., Ser. 99
     9.24%(d)                               07/01/12      1,335      1,577,301
  Puerto Rico Cmwlth. Pub. Imp. G.O.,
    Ser. 04A
     5.00%                                  07/01/29      2,000      2,048,920
  Puerto Rico Elec. Pwr. Auth. Rev.,
    Ser. 05RR
     5.00%                                  07/01/35      1,500      1,560,885

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              35

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2005 (UNAUDITED)

                             PAR
                MATURITY    (000)       VALUE
               ---------- --------- -------------
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Pub. Fin.
Corp. Cmwlth.
  Approp. Rev.,
Prerefunded Ser.
  02E
    5.50%      02/01/12    $3,740    $ 4,156,711
  Puerto Rico Pub. Fin.
Corp. Cmwlth.
  Approp. Rev., Ser. 02E
    5.50%      08/01/29     1,260      1,353,114

                                     ===========
                                      19,860,188
                                     -----------
TOTAL MUNICIPAL BONDS
  (Cost $78,547,112)                  85,187,782
                                     -----------

MONEY MARKET FUND - 0.1%
  Wilmington Trust
Tax-Free Money
    Market Fund
  (Cost $84,466)          84,466   84,466
                                   ------

TOTAL INVESTMENTS IN SECURITIES -
100.6%
  (Cost $78,631,578(a))                         85,272,248
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.6)%                          (550,012)
                                                ----------
NET ASSETS - 100.0%
  (Applicable to 7,564,156
  Institutional shares, 24,616
  Service shares, 570,097 Investor
  A shares, 406,783 Investor B
  shares and 142,654 Investor C
  shares outstanding)                          $84,722,236
                                               ===========

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($73,588,353/7,564,156)                $  9.73
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
        ($239,619/24,616)                $  9.73
                                         =======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
     ($5,545,333/570,097)                $  9.73
                                         =======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
            ($9.73/0.960)                $ 10.14
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
     ($3,957,548/406,783)                $  9.73
                                         =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
     ($1,391,383/142,654)                $  9.75
                                         =======

-------------------

 (a) Cost for Federal income tax purposes is $78,659,295. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $6,654,288
      Gross unrealized depreciation                                       (41,335)
                                                                       ----------
                                                                       $6,612,953
                                                                       ==========

 (b) Securities or a portion thereof, pledged as collateral with a value of
       $1,144,960 on 185 short U.S. Treasury Note futures contracts expiring
       June 2005. The value of such contracts on March 31, 2005 was
       $20,214,142, with an unrealized gain of $203,022 (including commissions of $370).
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2005, the Portfolio held 9.2% of its net assets, with a current market value of $7,820,990 in securities restricted as to resale.
 (d) Rates shown are the rates as of March 31, 2005.

            KEY TO INVESTMENT ABBREVIATIONS
  AMT       Alternative Minimum Tax
  COP       Certificates of Participation
  DN        Demand Notes
  G.O.      General Obligations
  RITES     Residual Interest Tax-Exempt Security - Note B
  S.O.      Special Obligations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
36

                                BLACKROCK FUNDS
                            STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2005(UNAUDITED)

                                                                             PENNSYLVANIA
                                               ULTRASHORT      TAX-FREE        TAX-FREE
                                                MUNICIPAL       INCOME          INCOME
                                                PORTFOLIO     PORTFOLIO       PORTFOLIO
                                              ------------ --------------- ---------------
Investment income:
 Interest ...................................  $ 434,730    $ 10,188,967    $  17,813,400
                                               ---------    ------------    -------------
Expenses:
 Investment advisory fee ....................    104,348       1,068,021        1,702,354
 Administration fee .........................     19,710         181,564          280,285
 Administration fee - class specific ........     15,592         253,375          487,563
 Custodian fee ..............................      4,012          33,022           58,375
 Transfer agent fee .........................      3,109          30,661           56,295
 Transfer agent fee - class specific ........      2,043          31,789           61,294
 Shareholder servicing fees - class
  specific ..................................          -          22,906           74,155
 Distribution fees - class specific .........          -          33,451           91,609
 Legal and audit fees .......................     11,914          40,561           59,227
 Printing fees ..............................      2,932          21,146           28,361
 Registration fees ..........................     19,647          25,522           10,724
 Trustees' fees .............................        573           6,761           10,575
 Other ......................................      4,517          27,278           32,554
                                               ---------    ------------    -------------
   Total expenses ...........................    188,397       1,776,057        2,953,371
                                               ---------    ------------    -------------
    Less investment advisory and
     administration
     fees waived ............................    (90,961)       (484,016)        (256,331)
    Less administration fees waived -
     class specific .........................     (9,479)        (29,986)        (448,842)
    Less distribution fees waived -
     class specific .........................          -          (3,931)         (16,502)
                                               ---------    ------------    -------------
   Net expenses .............................     87,957       1,258,124        2,231,696
                                               ---------    ------------    -------------
Net investment income .......................    346,773       8,930,843       15,581,704
                                               ---------    ------------    -------------
Realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) from:
  Investment transactions ...................    (25,655)      1,637,000          246,965
  Futures contracts .........................          -         404,988          596,365
                                               ---------    ------------    -------------
                                                 (25,655)      2,041,988          843,330
                                               ---------    ------------    -------------
 Change in unrealized appreciation/
  depreciation from:
  Investments ...............................    (50,340)     (4,679,808)     (11,656,998)
  Futures contracts .........................          -       1,359,462        2,364,180
                                               ---------    ------------    -------------
                                                 (50,340)     (3,320,346)      (9,292,818)
                                               ---------    ------------    -------------
Net loss on investments .....................    (75,995)     (1,278,358)      (8,449,488)
                                               ---------    ------------    -------------
Net increase in net assets resulting from
 operations .................................  $ 270,778    $  7,652,485    $   7,132,216
                                               =========    ============    =============

                                                NEW JERSEY        OHIO         DELAWARE       KENTUCKY
                                                 TAX-FREE       TAX-FREE       TAX-FREE       TAX-FREE
                                                  INCOME         INCOME         INCOME         INCOME
                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                              -------------- -------------- -------------- --------------
Investment income:
 Interest ...................................  $  4,726,250   $  3,067,109   $  2,228,495   $  2,327,644
                                               ------------   ------------   ------------   ------------
Expenses:
 Investment advisory fee ....................       467,400        303,006        254,544        236,581
 Administration fee .........................        79,458         51,511         39,339         36,562
 Administration fee - class specific ........       135,564         87,834         67,104         62,375
 Custodian fee ..............................        15,189         10,709          8,059          7,876
 Transfer agent fee .........................        24,396         10,167          9,189          7,993
 Transfer agent fee - class specific ........        16,829         10,904          8,330          7,743
 Shareholder servicing fees - class
  specific ..................................        46,050         27,960         44,303         13,803
 Distribution fees - class specific .........        58,873         63,304         91,735         22,916
 Legal and audit fees .......................        20,994         16,317         13,948         13,367
 Printing fees ..............................         9,548          6,381          5,786              -
 Registration fees ..........................         7,940          6,541          5,825          7,001
 Trustees' fees .............................         2,939          1,820          1,394          1,363
 Other ......................................        11,491          9,893         11,936          3,871
                                               ------------   ------------   ------------   ------------
   Total expenses ...........................       896,671        606,347        561,492        421,451
                                               ------------   ------------   ------------   ------------
    Less investment advisory and
     administration
     fees waived ............................       (95,276)       (63,841)       (34,473)       (24,449)
    Less administration fees waived -
     class specific .........................      (116,316)       (71,952)       (41,068)       (51,683)
    Less distribution fees waived -
     class specific .........................        (3,080)        (2,772)        (6,623)        (2,705)
                                               ------------   ------------   ------------   ------------
   Net expenses .............................       681,999        467,782        479,328        342,614
                                               ------------   ------------   ------------   ------------
Net investment income .......................     4,044,251      2,599,327      1,749,167      1,985,030
                                               ------------   ------------   ------------   ------------
Realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) from:
  Investment transactions ...................       593,998          2,678              -        725,565
  Futures contracts .........................       166,058        114,548         92,896         66,078
                                               ------------   ------------   ------------   ------------
                                                    760,056        117,226         92,896        791,643
                                               ------------   ------------   ------------   ------------
 Change in unrealized appreciation/
  depreciation from:
  Investments ...............................    (3,288,401)    (1,895,180)    (1,791,728)    (1,582,181)
  Futures contracts .........................       660,317        361,183        271,524        346,001
                                               ------------   ------------   ------------   ------------
                                                 (2,628,084)    (1,533,997)    (1,520,204)    (1,236,180)
                                               ------------   ------------   ------------   ------------
Net loss on investments .....................    (1,868,028)    (1,416,771)    (1,427,308)      (444,537)
                                               ------------   ------------   ------------   ------------
Net increase in net assets resulting from
 operations .................................  $  2,176,223   $  1,182,556   $    321,859   $  1,540,493
                                               ============   ============   ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       37

                                BLACKROCK FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                       ULTRASHORT
                                                                       MUNICIPAL                          TAX-FREE
                                                                       PORTFOLIO                      INCOME PORTFOLIO
                                                            -------------------------------- -----------------------------------
                                                                FOR THE                           FOR THE
                                                               SIX MONTHS                        SIX MONTHS
                                                                 ENDED           FOR THE           ENDED            FOR THE
                                                                3/31/05        YEAR ENDED         3/31/05          YEAR ENDED
                                                              (UNAUDITED)        9/30/04        (UNAUDITED)         9/30/04
                                                            --------------- ---------------- ----------------- -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................  $    346,773     $    228,525     $   8,930,843     $  18,245,677
  Net realized gain (loss) on investments, futures
   contracts and swap contracts ...........................       (25,655)         (34,465)        2,041,988        (5,920,604)
  Net unrealized appreciation/depreciation on
   investments, futures contracts and swap
   contracts ..............................................       (50,340)         (66,342)       (3,320,346)          875,457
                                                             ------------     ------------     -------------     -------------
  Net increase in net assets resulting from operations.....       270,778          127,718         7,652,485        13,200,530
                                                             ------------     ------------     -------------     -------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class .........................................      (250,492)        (179,446)       (2,191,221)       (3,389,118)
  Institutional Class .....................................       (96,281)         (49,079)       (6,314,587)      (14,335,425)
  Service Class ...........................................             -                -           (49,916)         (117,019)
  Investor A Class ........................................             -                -          (151,966)         (315,503)
  Investor B Class ........................................             -                -           (84,191)         (210,750)
  Investor C Class ........................................             -                -           (38,189)         (107,913)
                                                             ------------     ------------     -------------     -------------
  Total distributions from net investment income ..........      (346,773)        (228,525)       (8,830,070)      (18,475,728)
                                                             ------------     ------------     -------------     -------------
Capital share transactions ................................    (9,105,132)      46,304,112        (1,461,827)       77,137,177
                                                             ------------     ------------     -------------     -------------
  Total increase (decrease) in net assets .................    (9,181,127)      46,203,305        (2,639,412)       71,861,979
Net assets:
  Beginning of period .....................................    46,203,305                -       427,811,036       355,949,057
                                                             ------------     ------------     -------------     -------------
  End of period ...........................................  $ 37,022,178     $ 46,203,305     $ 425,171,624     $ 427,811,036
                                                             ============     ============     =============     =============
  End of period undistributed net investment
   income(distributions in excess of net investment
   income) ................................................  $          -     $          -     $     511,942     $     411,169

                                                                   PENNSYLVANIA TAX-FREE
                                                                     INCOME PORTFOLIO
                                                            -----------------------------------
                                                                 FOR THE
                                                                SIX MONTHS
                                                                  ENDED            FOR THE
                                                                 3/31/05          YEAR ENDED
                                                               (UNAUDITED)         9/30/04
                                                            ----------------- -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................   $  15,581,704    $   35,471,728
  Net realized gain (loss) on investments, futures
   contracts and swap contracts ...........................         843,330       (10,787,108)
  Net unrealized appreciation/depreciation on
   investments, futures contracts and swap
   contracts ..............................................      (9,292,818)       (4,661,640)
                                                              -------------    --------------
  Net increase in net assets resulting from operations.....       7,132,216        20,022,980
                                                              -------------    --------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class .........................................               -                 -
  Institutional Class .....................................     (15,329,732)      (33,207,760)
  Service Class ...........................................        (124,285)         (265,934)
  Investor A Class ........................................        (748,657)       (1,523,244)
  Investor B Class ........................................        (345,003)         (805,047)
  Investor C Class ........................................         (35,183)          (74,099)
                                                              -------------    --------------
  Total distributions from net investment income ..........     (16,582,860)      (35,876,084)
                                                              -------------    --------------
Capital share transactions ................................     (12,134,205)     (115,369,997)
                                                              -------------    --------------
  Total increase (decrease) in net assets .................     (21,584,849)     (131,223,101)
Net assets:
  Beginning of period .....................................     689,736,473       820,959,574
                                                              -------------    --------------
  End of period ...........................................   $ 668,151,624    $  689,736,473
                                                              =============    ==============
  End of period undistributed net investment
   income(distributions in excess of net investment
   income) ................................................   $     788,050    $    1,789,206

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       38

                          BLACKROCK FUNDS

        NEW JERSEY TAX-FREE                    OHIO TAX-FREE
         INCOME PORTFOLIO                    INCOME PORTFOLIO
----------------------------------- -----------------------------------
     FOR THE                             FOR THE
    SIX MONTHS                          SIX MONTHS
      ENDED            FOR THE            ENDED            FOR THE
     3/31/05          YEAR ENDED         3/31/05          YEAR ENDED
   (UNAUDITED)         9/30/04         (UNAUDITED)         9/30/04
----------------- ----------------- ----------------- -----------------
  $   4,044,251     $   7,867,767     $   2,599,327     $   5,683,096
        760,056          (886,203)          117,226          (969,457)
     (2,628,084)         (686,024)       (1,533,997)          598,508
  -------------     -------------     -------------     -------------
      2,176,223         6,295,540         1,182,556         5,312,147
  -------------     -------------     -------------     -------------
              -                 -                 -                 -
     (3,243,659)       (6,863,373)       (2,340,772)       (4,470,836)
       (319,501)         (744,479)          (15,792)          (22,292)
       (121,009)         (261,877)         (119,743)         (227,306)
       (184,790)         (446,053)         (182,597)         (360,029)
        (51,241)          (94,055)         (107,077)         (192,153)
  -------------     -------------     -------------     -------------
     (3,920,200)       (8,409,837)       (2,765,981)       (5,272,616)
  -------------     -------------     -------------     -------------
     (7,654,064)       29,571,028         7,813,492        (3,878,630)
  -------------     -------------     -------------     -------------
     (9,398,041)       27,456,731         6,230,067        (3,839,099)
    188,986,277       161,529,546       118,164,270       122,003,369
  -------------     -------------     -------------     -------------
  $ 179,588,236     $ 188,986,277     $ 124,394,337     $ 118,164,270
  =============     =============     =============     =============
  $    (412,502)    $    (536,553)    $      91,535     $     258,189

                          DELAWARE TAX-FREE                KENTUCKY TAX-FREE
                          INCOME PORTFOLIO                  INCOME PORTFOLIO
                  --------------------------------- --------------------------------
     FOR THE           FOR THE                          FOR THE
    SIX MONTHS       SIX MONTHS                        SIX MONTHS
      ENDED             ENDED           FOR THE          ENDED           FOR THE
     3/31/05           3/31/05        YEAR ENDED        3/31/05        YEAR ENDED
   (UNAUDITED)       (UNAUDITED)        9/30/04       (UNAUDITED)        9/30/04
----------------- ---------------- ---------------- --------------- ----------------
  $   4,044,251     $  1,749,167     $  3,808,807    $  1,985,030    $   5,002,658
        760,056           92,896         (679,225)        791,643         (351,331)
     (2,628,084)      (1,520,204)         (63,970)     (1,236,180)        (759,112)
  -------------     ------------     ------------    ------------    -------------
      2,176,223          321,859        3,065,612       1,540,493        3,892,215
  -------------     ------------     ------------    ------------    -------------
              -                -                -               -                -
     (3,243,659)      (1,197,113)      (2,658,162)     (1,394,540)      (4,386,451)
       (319,501)               -                -          (4,106)          (6,946)
       (121,009)        (252,973)        (477,990)        (90,004)        (207,211)
       (184,790)        (130,418)        (312,260)        (50,748)        (124,106)
        (51,241)        (218,469)        (548,634)        (18,535)         (41,249)
  -------------     ------------     ------------    ------------    -------------
     (3,920,200)      (1,798,973)      (3,997,046)     (1,557,933)      (4,765,963)
  -------------     ------------     ------------    ------------    -------------
     (7,654,064)       2,047,682        5,180,305      (4,834,853)     (34,434,107)
  -------------     ------------     ------------    ------------    -------------
     (9,398,041)         570,568        4,248,871      (4,852,293)     (35,307,855)
    188,986,277       90,452,231       86,203,360      89,574,529      124,882,384
  -------------     ------------     ------------    ------------    -------------
  $ 179,588,236     $ 91,022,799     $ 90,452,231    $ 84,722,236    $  89,574,529
  =============     ============     ============    ============    =============
  $    (412,502)    $   (240,613)    $   (190,807)   $    186,850    $    (240,247)

                                       39

                                BLACKROCK FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           NET                           NET GAIN                             NET
                                          ASSET                         (LOSS) ON        DISTRIBUTIONS       ASSET
                                          VALUE           NET          INVESTMENTS          FROM NET         VALUE
                                        BEGINNING     INVESTMENT      (BOTH REALIZED       INVESTMENT        END OF
                                        OF PERIOD       INCOME       AND UNREALIZED)         INCOME          PERIOD
                                       ===========   ============   =================   ===============   ===========
     ----------------
     UltraShort Municipal Portfolio
     ----------------
     BlackRock Class
     10/1/04 through 3/31/058           $   9.95       $   0.08        $   (0.02)         $   (0.08)       $   9.93
     3/03/041 through 9/30/04              10.00           0.077         (0.05)           (0.07)           9.95
     Institutional Class
     10/1/04 through 3/31/058           $   9.94       $   0.07        $   (0.02)         $   (0.07)       $   9.92
     3/19/041 through 9/30/04              10.00           0.057         (0.06)           (0.05)           9.94
     Service Class
     10/1/04 through 3/31/058           $   9.94       $   0.11        $   (0.02)         $       -        $  10.03
     3/19/041 through 9/30/04              10.00           0.037         (0.07)           (0.02)           9.94
     Investor A Class
     10/1/04 through 3/31/058           $   9.98       $   0.04        $   (0.02)         $       -        $  10.00
     3/19/041 through 9/30/04              10.00           0.077         (0.07)           (0.02)           9.98
     -------------
     Tax-Free Income Portfolio
     -------------
     BlackRock Class
     10/1/04 through 3/31/058           $  11.11       $   0.24        $   (0.03)         $   (0.24)       $  11.08
     12/22/031 through 9/30/04             11.22           0.377         (0.10)           (0.38)          11.11
     Institutional Class
     10/1/04 through 3/31/058           $  11.11       $   0.23        $   (0.03)         $   (0.23)       $  11.08
     9/30/04                               11.22           0.487         (0.10)           (0.49)          11.11
     9/30/03                               11.38           0.54          (0.17)           (0.53)          11.22
     9/30/02                               11.38           0.57          (0.01)           (0.56)          11.38
     9/30/01                               10.92           0.57             0.48            (0.59)          11.38
     9/30/00                               10.96           0.57          (0.07)           (0.54)          10.92
     Service Class
     10/1/04 through 3/31/058           $  11.10       $   0.22        $   (0.04)         $   (0.21)       $  11.07
     9/30/04                               11.21           0.457         (0.10)           (0.46)          11.10
     9/30/03                               11.38           0.49          (0.16)           (0.50)          11.21
     9/30/02                               11.38           0.55          (0.02)           (0.53)          11.38
     9/30/01                               10.92           0.54             0.47            (0.55)          11.38
     9/30/00                               10.96           0.54          (0.07)           (0.51)          10.92
     Investor A Class
     10/1/04 through 3/31/058           $  11.12       $   0.22        $   (0.05)         $   (0.21)       $  11.08
     9/30/04                               11.22           0.447         (0.10)           (0.44)          11.12
     9/30/03                               11.38           0.48          (0.16)           (0.48)          11.22
     9/30/02                               11.38           0.52          (0.01)           (0.51)          11.38
     9/30/01                               10.92           0.52             0.48            (0.54)          11.38
     9/30/00                               10.96           0.51          (0.06)           (0.49)          10.92
     Investor B Class
     10/1/04 through 3/31/058           $  11.11       $   0.18        $   (0.04)         $   (0.17)       $  11.08
     9/30/04                               11.22           0.367         (0.11)           (0.36)          11.11
     9/30/03                               11.38           0.40          (0.16)           (0.40)          11.22
     9/30/02                               11.38           0.43          (0.01)           (0.42)          11.38
     9/30/01                               10.92           0.42             0.49            (0.45)          11.38
     9/30/00                               10.96           0.44          (0.07)           (0.41)          10.92
     Investor C Class
     10/1/04 through 3/31/058           $  11.12       $   0.18        $   (0.05)         $   (0.17)       $  11.08
     9/30/04                               11.21           0.357         (0.08)           (0.36)          11.12
     9/30/03                               11.38           0.41          (0.18)           (0.40)          11.21
     9/30/02                               11.38           0.43          (0.01)           (0.42)          11.38
     9/30/01                               10.93           0.41             0.49            (0.45)          11.38
     9/30/00                               10.96           0.46          (0.08)           (0.41)          10.93

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       40

                                BLACKROCK FUNDS

                                                                                                RATIO OF NET
                      NET                             RATIO OF                                INVESTMENT INCOME
                    ASSETS      RATIO OF NET      TOTAL EXPENSES TO        RATIO OF NET          TO AVERAGE
                    END OF       EXPENSES TO     AVERAGE NET ASSETS     INVESTMENT INCOME        NET ASSETS        PORTFOLIO
     TOTAL          PERIOD       AVERAGE NET         (EXCLUDING           TO AVERAGE NET         (EXCLUDING        TURNOVER
     RETURN          (000)         ASSETS             WAIVERS)                ASSETS              WAIVERS)           RATE
===============   ==========   ==============   ====================   ===================   ==================   ==========
      0.57%      $ 26,526          0.35%2              0.78%2                1.53%2                1.10%2          29%
     0.16            32,027         0.352               0.922                 1.142                 0.572             14

      0.51%      $ 10,496          0.45%2              0.90%2                1.42%2                0.97%2          29%
      (0.09)         14,176         0.452               1.042                 0.962                 0.372             14
      0.93%      $      -          0.70%2              1.15%2                1.17%2                0.72%2          29%
     (0.34)              -         0.752               1.332                 0.662                 0.082             14

      0.22%      $      -          0.70%2              1.25%2                1.17%2                0.62%2          29%
     0.043                -         0.802               1.382                 0.612                 0.032             14
      1.88%      $103,188          0.45%2              0.71%2                4.32%2                4.06%2          41%
     2.46           100,489         0.452               0.692                 4.342                 4.102             73

      1.80%      $303,417          0.60%2              0.83%2                4.17%2                3.93%2          41%
     3.46           308,122         0.60                0.82                  4.34                  4.12              73
     3.40           334,685         0.60                0.83                  4.80                  4.57              76
     5.08           360,392         0.60                0.81                  5.10                  4.89              47
     9.81           351,551         0.60                0.81                  5.06                  4.85              38
     4.80           318,300         0.60                0.82                  5.32                  5.10              43
      1.67%      $  2,461          0.86%2              1.09%2                3.92%2                3.69%2          41%
     3.16             2,702         0.86                1.08                  4.09                  3.87              73
     2.99             2,971         0.90                1.13                  4.46                  4.23              76
     4.77             3,103         0.90                1.11                  4.81                  4.60              47
     9.49             3,651         0.90                1.11                  4.77                  4.55              38
     4.49             5,347         0.90                1.12                  5.02                  4.80              43

       1.58%3      $  8,739          0.86%2              1.19%2                3.91%2                3.59%2          41%
     3.103            7,711         1.00                1.31                  3.95                  3.64              73
     2.913            8,573         1.07                1.30                  4.31                  4.08              76
     4.593            8,179         1.07                1.29                  4.62                  4.41              47
     9.303            7,309         1.07                1.28                  4.61                  4.39              38
     4.313            8,751         1.07                1.29                  4.85                  4.63              43
       1.29%4      $  5,043          1.61%2              1.84%2                3.17%2                2.94%2          41%
     2.244            5,869         1.75                1.97                  3.21                  2.99              73
     2.144            7,161         1.82                2.05                  3.57                  3.34              76
     3.814            6,211         1.82                2.03                  3.87                  3.66              47
     8.494            4,884         1.81                2.02                  3.82                  3.60              38
     3.544            2,723         1.82                2.04                  4.09                  3.87              43

       1.20%4      $  2,323          1.63%2              1.86%2                3.20%2                2.97%2          41%
     2.334            2,918         1.73                1.95                  3.17                  2.96              73
     2.054            2,559         1.82                2.05                  3.59                  3.36              76
     3.814            2,857         1.82                2.03                  3.89                  3.68              47
     8.394            2,604         1.81                2.02                  3.80                  3.59              38
     3.634            1,129         1.82                2.04                  4.13                  3.91              43

                       41

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      NET                           NET GAIN                              NET
                                     ASSET                         (LOSS) ON        DISTRIBUTIONS        ASSET
                                     VALUE           NET          INVESTMENTS          FROM NET          VALUE
                                   BEGINNING     INVESTMENT      (BOTH REALIZED       INVESTMENT        END OF
                                   OF PERIOD       INCOME       AND UNREALIZED)         INCOME          PERIOD
                                  ===========   ============   =================   ===============   ============
     --------------------
     Pennsylvania Tax-Free Income Portfolio
     --------------------
     Institutional Class
     10/1/04 through 3/31/058      $   10.68      $   0.25        $   (0.13)         $   (0.26)       $   10.54
     9/30/04                           10.90          0.517         (0.21)           (0.52)           10.68
     9/30/03                           11.06          0.53          (0.19)           (0.50)           10.90
     9/30/02                           10.89          0.53             0.16            (0.52)           11.06
     9/30/01                           10.56          0.55             0.34            (0.56)           10.89
     9/30/00                           10.52          0.54             0.02            (0.52)           10.56
     Service Class
     10/1/04 through 3/31/058      $   10.67      $   0.23        $   (0.12)         $   (0.25)       $   10.53
     9/30/04                           10.89          0.487         (0.21)           (0.49)           10.67
     9/30/03                           11.05          0.49          (0.18)           (0.47)           10.89
     9/30/02                           10.88          0.50             0.16            (0.49)           11.05
     9/30/01                           10.55          0.52             0.34            (0.53)           10.88
     9/30/00                           10.52          0.51             0.01            (0.49)           10.55
     Investor A Class
     10/1/04 through 3/31/058      $   10.68      $   0.23        $   (0.14)         $   (0.24)       $   10.53
     9/30/04                           10.89          0.467         (0.20)           (0.47)           10.68
     9/30/03                           11.06          0.48          (0.20)           (0.45)           10.89
     9/30/02                           10.89          0.48             0.16            (0.47)           11.06
     9/30/01                           10.56          0.49             0.35            (0.51)           10.89
     9/30/00                           10.52          0.49             0.02            (0.47)           10.56
     Investor B Class
     10/1/04 through 3/31/058      $   10.61      $   0.19        $   (0.14)         $   (0.20)       $   10.46
     9/30/04                           10.82          0.397         (0.21)           (0.39)           10.61
     9/30/03                           10.98          0.40          (0.19)           (0.37)           10.82
     9/30/02                           10.81          0.40             0.16            (0.39)           10.98
     9/30/01                           10.48          0.42             0.34            (0.43)           10.81
     9/30/00                           10.44          0.42             0.02            (0.40)           10.48
     Investor C Class
     10/1/04 through 3/31/058      $   10.64      $   0.19        $   (0.14)         $   (0.20)       $   10.49
     9/30/04                           10.85          0.397         (0.21)           (0.39)           10.64
     9/30/03                           11.01          0.39          (0.18)           (0.37)           10.85
     9/30/02                           10.84          0.41             0.15            (0.39)           11.01
     9/30/01                           10.51          0.41             0.35            (0.43)           10.84
     9/30/00                           10.48          0.42             0.01            (0.40)           10.51
     -------------------
     New Jersey Tax-Free Income Portfolio
     -------------------
     Institutional Class
     10/1/04 through 3/31/058      $   11.70      $   0.26        $   (0.13)         $   (0.25)       $   11.58
     9/30/04                           11.80          0.537         (0.06)           (0.57)           11.70
     9/30/03                           12.10          0.62          (0.29)           (0.63)           11.80
     9/30/02                           11.83          0.61             0.28            (0.62)           12.10
     9/30/01                           11.31          0.60             0.52            (0.60)           11.83
     9/30/00                           11.30          0.58          (0.02)           (0.55)           11.31
     Service Class
     10/1/04 through 3/31/058      $   11.70      $   0.24        $   (0.12)         $   (0.23)       $   11.59
     9/30/04                           11.80          0.507         (0.07)           (0.53)           11.70
     9/30/03                           12.10          0.58          (0.29)           (0.59)           11.80
     9/30/02                           11.83          0.58             0.28            (0.59)           12.10
     9/30/01                           11.31          0.57             0.51            (0.56)           11.83
     9/30/00                           11.30          0.56          (0.03)           (0.52)           11.31

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       42

                                BLACKROCK FUNDS

                                                                                                  RATIO OF NET
                       NET                              RATIO OF                                INVESTMENT INCOME
                     ASSETS       RATIO OF NET      TOTAL EXPENSES TO        RATIO OF NET          TO AVERAGE
                     END OF        EXPENSES TO     AVERAGE NET ASSETS     INVESTMENT INCOME        NET ASSETS        PORTFOLIO
     TOTAL           PERIOD        AVERAGE NET         (EXCLUDING           TO AVERAGE NET         (EXCLUDING        TURNOVER
     RETURN           (000)          ASSETS             WAIVERS)                ASSETS              WAIVERS)           RATE
===============   ============   ==============   ====================   ===================   ==================   ==========
      1.14%      $ 612,429           0.60%2              0.82%2                4.63%2                4.41%2            3%
     2.82            628,714          0.60                0.80                  4.76                  4.56               2
     3.16            752,199          0.60                0.80                  4.80                  4.60               3
     6.53            890,070          0.60                0.79                  4.90                  4.71              22
     8.65            903,225          0.60                0.79                  5.10                  4.91              13
     5.50            884,678          0.60                0.79                  5.19                  5.00              31

      0.99%      $   5,087           0.90%2              1.11%2                4.34%2                4.13%2            3%
     2.51              5,733          0.90                1.10                  4.48                  4.28               2
     2.86              6,118          0.90                1.11                  4.51                  4.30               3
     6.22              6,005          0.90                1.09                  4.62                  4.43              22
     8.33              6,911          0.90                1.09                  4.81                  4.62              13
     5.09             12,646          0.90                1.09                  4.90                  4.71              31
       0.85%3      $  32,204           1.00%2              1.17%2                4.24%2                4.07%2            3%
     2.443            33,769          1.05                1.29                  4.32                  4.09               2
     2.593            35,874          1.08                1.28                  4.34                  4.13               3
     6.043            37,344          1.08                1.27                  4.44                  4.25              22
     8.143            39,306          1.07                1.26                  4.62                  4.43              13
     5.033            30,770          1.07                1.26                  4.74                  4.55              31

       0.47%4      $  16,643           1.75%2              1.83%2                3.52%2                3.45%2            3%
     1.694            19,604          1.75                1.89                  3.66                  3.52               2
     1.934            24,795          1.82                2.03                  3.63                  3.42               3
     5.284            28,346          1.82                2.02                  3.72                  3.53              22
     7.404            26,062          1.82                2.01                  3.90                  3.72              13
     4.334            21,584          1.82                2.01                  4.01                  3.82              31
       0.47%4      $   1,788           1.75%2              1.83%2                3.51%2                3.43%2            3%
     1.694             1,916          1.80                1.94                  3.60                  3.46               2
     1.924             1,974          1.82                2.03                  3.61                  3.40               3
     5.274             1,615          1.81                2.00                  3.69                  3.50              22
     7.384               875          1.81                2.00                  3.84                  3.66              13
     4.324               388          1.82                2.01                  4.01                  3.82              31
      1.13%      $ 143,464           0.60%2              0.85%2                4.46%2                4.21%2            5%
     4.10            151,808          0.60                0.83                  4.54                  4.31              15
     2.80            124,713          0.60                0.83                  5.17                  4.94              22
     7.82            128,553          0.60                0.82                  5.20                  4.98              14
    10.07            129,635          0.60                0.82                  5.12                  4.90              28
     5.15            130,463          0.60                0.82                  5.24                  5.02              77

      1.07%      $  15,651           0.90%2              1.10%2                4.16%2                3.96%2            5%
     3.79             15,940          0.90                1.11                  4.27                  4.06              15
     2.50             16,534          0.90                1.13                  4.87                  4.64              22
     7.49             17,506          0.90                1.12                  4.89                  4.67              14
     9.75             16,530          0.90                1.12                  4.82                  4.60              28
     4.84             18,673          0.90                1.12                  4.92                  4.70              77

                       43

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      NET                           NET GAIN                              NET
                                     ASSET                         (LOSS) ON        DISTRIBUTIONS        ASSET
                                     VALUE           NET          INVESTMENTS          FROM NET          VALUE
                                   BEGINNING     INVESTMENT      (BOTH REALIZED       INVESTMENT        END OF
                                   OF PERIOD       INCOME       AND UNREALIZED)         INCOME          PERIOD
                                  ===========   ============   =================   ===============   ============
     --------------------------
     New Jersey Tax-Free Income Portfolio (Continued)
     --------------------------
     Investor A Class
     10/1/04 through 3/31/058      $   11.70      $   0.24        $   (0.13)         $   (0.23)       $   11.58
     9/30/04                           11.80          0.487         (0.06)           (0.52)           11.70
     9/30/03                           12.10          0.56          (0.29)           (0.57)           11.80
     9/30/02                           11.83          0.55             0.29            (0.57)           12.10
     9/30/01                           11.31          0.53             0.53            (0.54)           11.83
     9/30/00                           11.30          0.53          (0.02)           (0.50)           11.31
     Investor B Class
     10/1/04 through 3/31/058      $   11.70      $   0.19        $   (0.11)         $   (0.19)       $   11.59
     9/30/04                           11.80          0.397         (0.06)           (0.43)           11.70
     9/30/03                           12.10          0.47          (0.29)           (0.48)           11.80
     9/30/02                           11.83          0.46             0.29            (0.48)           12.10
     9/30/01                           11.31          0.43             0.54            (0.45)           11.83
     9/30/00                           11.30          0.45          (0.02)           (0.42)           11.31
     Investor C Class
     10/1/04 through 3/31/058      $   11.72      $   0.19        $   (0.11)         $   (0.19)       $   11.61
     9/30/04                           11.82          0.397         (0.06)           (0.43)           11.72
     9/30/03                           12.13          0.46          (0.29)           (0.48)           11.82
     9/30/025                          11.85          0.45             0.31            (0.48)           12.13
     2/6/01 through 9/30/01            11.70          0.29             0.15            (0.29)           11.85
     10/1/99 through 3/3/00            11.30          0.18          (0.26)           (0.18)           11.04
     ----------------
     Ohio Tax-Free Income Portfolio
     ----------------
     Institutional Class
     10/1/04 through 3/31/058      $   10.88      $   0.24        $   (0.12)         $   (0.26)       $   10.74
     9/30/04                           10.87          0.547         (0.03)           (0.50)           10.88
     9/30/03                           11.09          0.52          (0.22)           (0.52)           10.87
     9/30/02                           10.80          0.52             0.35            (0.58)           11.09
     9/30/01                           10.22          0.57             0.57            (0.56)           10.80
     9/30/00                           10.19          0.54                -            (0.51)           10.22
     Service Class
     10/1/04 through 3/31/058      $   10.89      $   0.22        $   (0.11)         $   (0.24)       $   10.76
     9/30/04                           10.87          0.517         (0.02)           (0.47)           10.89
     9/30/03                           11.09          0.52          (0.26)           (0.48)           10.87
     9/30/02                           10.80          0.48             0.36            (0.55)           11.09
     9/30/01                           10.22          0.54             0.57            (0.53)           10.80
     9/30/00                           10.19          0.51                -            (0.48)           10.22
     Investor A Class
     10/1/04 through 3/31/058      $   10.88      $   0.22        $   (0.11)         $   (0.24)       $   10.75
     9/30/04                           10.87          0.497         (0.03)           (0.45)           10.88
     9/30/03                           11.09          0.46          (0.21)           (0.47)           10.87
     9/30/02                           10.80          0.46             0.36            (0.53)           11.09
     9/30/01                           10.22          0.52             0.57            (0.51)           10.80
     9/30/00                           10.19          0.49                -            (0.46)           10.22
     Investor B Class
     10/1/04 through 3/31/058      $   10.88      $   0.18        $   (0.12)         $   (0.19)       $   10.75
     9/30/04                           10.87          0.417         (0.03)           (0.37)           10.88
     9/30/03                           11.09          0.39          (0.23)           (0.38)           10.87
     9/30/02                           10.80          0.39             0.35            (0.45)           11.09
     9/30/01                           10.22          0.42             0.59            (0.43)           10.80
     9/30/00                           10.19          0.42                -            (0.39)           10.22
     Investor C Class
     10/1/04 through 3/31/058      $   10.89      $   0.18        $   (0.13)         $   (0.19)       $   10.75
     9/30/04                           10.87          0.417         (0.02)           (0.37)           10.89
     9/30/03                           11.09          0.40          (0.24)           (0.38)           10.87
     9/30/02                           10.80          0.39             0.35            (0.45)           11.09
     9/30/01                           10.22          0.41             0.60            (0.43)           10.80
     9/30/00                           10.19          0.42                -            (0.39)           10.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       44

                                BLACKROCK FUNDS

                                                                                                 RATIO OF NET
                      NET                              RATIO OF                                INVESTMENT INCOME
                    ASSETS       RATIO OF NET      TOTAL EXPENSES TO        RATIO OF NET          TO AVERAGE
                    END OF        EXPENSES TO     AVERAGE NET ASSETS     INVESTMENT INCOME        NET ASSETS        PORTFOLIO
     TOTAL          PERIOD        AVERAGE NET         (EXCLUDING           TO AVERAGE NET         (EXCLUDING        TURNOVER
    RETURN           (000)          ASSETS             WAIVERS)                ASSETS              WAIVERS)           RATE
==============   ============   ==============   ====================   ===================   ==================   ==========
       0.93%3     $   6,035           0.99%2              1.19%2                4.07%2                3.86%2            5%
      3.633           6,193          1.05                1.31                  4.12                  3.86              15
      2.323           5,995          1.08                1.30                  4.70                  4.48              22
      7.313           5,812          1.07                1.29                  4.66                  4.44              14
      9.563           3,207          1.07                1.29                  4.64                  4.42              28
      4.673           1,723          1.07                1.29                  4.81                  4.59              77

       0.64%4     $  11,447           1.75%2              1.85%2                3.31%2                3.21%2            5%
      2.854          11,696          1.80                1.97                  3.37                  3.20              15
      1.554          12,411          1.82                2.04                  3.93                  3.71              22
      6.524           9,066          1.81                2.03                  3.92                  3.71              14
      8.754           5,707          1.79                2.01                  3.85                  3.64              28
      3.894           1,614          1.82                2.04                  4.02                  3.80              77
       0.64%4     $   2,990           1.75%2              1.85%2                3.31%2                3.20%2            5%
      2.854           3,350          1.78                1.94                  3.31                  3.15              15
      1.474           1,877          1.82                2.04                  3.91                  3.69              22
      6.594           1,106          1.80                2.01                  3.75                  3.54              14
      3.804             157          1.782               2.002                 3.822                 3.622             28
     (0.73)4            -5          1.822               2.042                 3.902                 3.682             77
      1.07%     $ 100,515           0.60%2              0.85%2                4.46%2                4.21%2            0%
      4.82           96,730          0.60                0.84                  4.97                  4.73               6
      2.79           97,589          0.60                0.83                  4.78                  4.55              18
      8.40           96,974          0.60                0.81                  4.93                  4.71              28
     11.41           92,047          0.60                0.84                  5.42                  5.18              19
      5.52           89,239          0.60                0.85                  5.41                  5.16              23

      1.02%     $     721           0.90%2              1.10%2                4.16%2                3.96%2            0%
      4.60              700          0.81                1.02                  4.74                  4.52               6
      2.48              727          0.90                1.12                  4.58                  4.36              18
      8.08              205          0.90                1.12                  4.59                  4.37              28
     11.08               40          0.89                1.13                  5.13                  4.89              19
      5.20               38          0.90                1.15                  5.09                  4.84              23
       0.97%3     $   6,851           0.99%2              1.19%2                4.05%2                3.84%2            0%
      4.343           5,043          1.07                1.34                  4.56                  4.29               6
      2.313           7,494          1.08                1.31                  4.32                  4.09              18
      7.903          15,587          1.06                1.28                  4.37                  4.16              28
     10.893           3,674          1.07                1.31                  4.97                  4.73              19
      5.033           3,243          1.07                1.32                  4.94                  4.69              23

       0.59%4     $  10,085           1.75%2              1.85%2                3.32%2                3.21%2            0%
      3.574          10,280          1.79                1.97                  3.78                  3.60               6
      1.544          10,453          1.82                2.05                  3.55                  3.32              18
      7.104           8,740          1.81                2.03                  3.65                  3.44              28
     10.084           4,277          1.80                2.04                  4.20                  3.97              19
      4.254           1,668          1.82                2.07                  4.19                  3.94              23
       0.50%4     $   6,222           1.74%2              1.84%2                3.30%2                3.20%2            0%
      3.664           5,411          1.77                1.95                  3.80                  3.62               6
      1.544           5,740          1.82                2.05                  3.55                  3.32              18
      7.094           3,632          1.80                2.01                  3.60                  3.39              28
     10.084           1,496          1.80                2.04                  4.05                  3.82              19
      4.254             412          1.82                2.07                  4.19                  3.94              23

                       45

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      NET                           NET GAIN                             NET
                                     ASSET                         (LOSS) ON        DISTRIBUTIONS       ASSET
                                     VALUE           NET          INVESTMENTS          FROM NET         VALUE
                                   BEGINNING     INVESTMENT      (BOTH REALIZED       INVESTMENT        END OF
                                   OF PERIOD       INCOME       AND UNREALIZED)         INCOME          PERIOD
                                  ===========   ============   =================   ===============   ===========
     ------------------
     Delaware Tax-Free Income Portfolio
     ------------------
     Institutional Class
     10/1/04 through 3/31/058      $   10.13      $   0.21        $   (0.16)         $   (0.21)       $   9.97
     9/30/04                           10.23          0.477         (0.08)           (0.49)          10.13
     9/30/03                           10.54          0.52          (0.27)           (0.56)          10.23
     9/30/02                           10.20          0.55             0.31            (0.52)          10.54
     9/30/01                            9.68          0.50             0.46            (0.44)          10.20
     9/30/00                            9.62          0.47             0.04            (0.45)           9.68
     Service Class
     10/1/01 through 5/2/02        $   10.20      $   0.29        $   (0.09)         $   (0.28)       $  10.12
     9/30/01                            9.68          0.48             0.45            (0.41)          10.20
     9/30/00                            9.62          0.44             0.04            (0.42)           9.68
     Investor A Class
     10/1/04 through 3/31/058      $   10.13      $   0.19          (0.15)         $   (0.19)       $   9.98
     9/30/04                           10.24          0.427         (0.09)           (0.44)          10.13
     9/30/03                           10.54          0.45          (0.24)           (0.51)          10.24
     9/30/02                           10.20          0.49             0.32            (0.47)          10.54
     9/30/01                            9.68          0.45             0.47            (0.40)          10.20
     9/30/00                            9.62          0.43             0.04            (0.41)           9.68
     Investor B Class
     10/1/04 through 3/31/058      $   10.14      $   0.15        $   (0.16)         $   (0.15)       $   9.98
     9/30/04                           10.24          0.357         (0.08)           (0.37)          10.14
     9/30/03                           10.54          0.37          (0.23)           (0.44)          10.24
     9/30/02                           10.20          0.42             0.32            (0.40)          10.54
     9/30/01                            9.68          0.37             0.47            (0.32)          10.20
     9/30/00                            9.62          0.35             0.05            (0.34)           9.68
     Investor C Class
     10/1/04 through 3/31/058      $   10.13      $   0.15        $   (0.16)         $   (0.15)       $   9.97
     9/30/04                           10.24          0.357         (0.09)           (0.37)          10.13
     9/30/03                           10.54          0.37          (0.23)           (0.44)          10.24
     9/30/02                           10.20          0.38             0.36            (0.40)          10.54
     9/30/01                            9.68          0.36             0.48            (0.32)          10.20
     9/30/00                            9.62          0.35             0.05            (0.34)           9.68

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       46

                                BLACKROCK FUNDS

                                                                                                    RATIO OF NET
                         NET                              RATIO OF                                INVESTMENT INCOME
                        ASSETS      RATIO OF NET      TOTAL EXPENSES TO        RATIO OF NET          TO AVERAGE
                        END OF       EXPENSES TO     AVERAGE NET ASSETS     INVESTMENT INCOME        NET ASSETS        PORTFOLIO
       TOTAL            PERIOD       AVERAGE NET         (EXCLUDING           TO AVERAGE NET         (EXCLUDING        TURNOVER
      RETURN            (000)          ASSETS             WAIVERS)                ASSETS              WAIVERS)           RATE
==================   ===========   ==============   ====================   ===================   ==================   ==========
      0.52%        $ 54,626           0.70%2              0.92%2                4.12%2                3.90%2            1%
     3.92               54,451          0.70                0.89                  4.61                  4.42               3
     2.53               54,512          0.70                0.90                  5.06                  4.86              34
     8.75               71,516          0.70                0.89                  5.40                  5.22              17
    10.16               79,535          0.70                0.90                  4.99                  4.79              14
     5.50               94,865          0.70                0.91                  4.90                  4.69              27

      1.95%        $     -6           1.00%2              1.17%2                5.32%2                5.14%2           17%
     9.83                    -          0.87                1.02                  4.83                  4.68              14
     5.19                    -          1.00                1.21                  4.60                  4.39              27
        0.42%3        $ 14,367           1.08%2              1.26%2                3.72%2                3.54%2            1%
     3.353              12,895          1.14                1.40                  4.16                  3.90               3
     2.153               8,634          1.17                1.36                  4.48                  4.30              34
     8.253               5,106          1.18                1.36                  4.90                  4.71              17
     9.653               4,304          1.17                1.37                  4.53                  4.34              14
     5.013               3,741          1.17                1.38                  4.45                  4.24              27

       (0.06)%4       $  8,163           1.84%2              1.92%2                2.97%2                2.90%2            1%
     2.684               8,606          1.89                2.02                  3.42                  3.29               3
     1.384               8,528          1.92                2.09                  3.70                  3.52              34
     7.454               3,130          1.92                2.11                  4.14                  3.96              17
     8.844               2,505          1.91                2.11                  3.79                  3.60              14
     4.234               1,769          1.92                2.13                  3.67                  3.46              27
      (0.06)%4       $ 13,866           1.85%2              1.92%2                2.97%2                2.90%2            1%
     2.584              14,500          1.89                2.02                  3.43                  3.30               3
     1.384              14,529          1.91                2.08                  3.56                  3.40              34
     7.454               3,149          1.90                2.09                  3.96                  3.77              17
     8.844                 638          1.92                2.12                  3.78                  3.59              14
     4.234                 371          1.92                2.13                  3.67                  3.46              27

                                       47

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      NET                           NET GAIN                             NET
                                     ASSET                         (LOSS) ON        DISTRIBUTIONS       ASSET
                                     VALUE           NET          INVESTMENTS          FROM NET         VALUE
                                   BEGINNING     INVESTMENT      (BOTH REALIZED       INVESTMENT        END OF
                                   OF PERIOD       INCOME       AND UNREALIZED)         INCOME          PERIOD
                                  ===========   ============   =================   ===============   ===========
     ------------------
     Kentucky Tax-Free Income Portfolio
     ------------------
     Institutional Class
     10/1/04 through 3/31/058      $   9.73       $   0.23        $   (0.05)         $   (0.18)       $   9.73
     9/30/04                           9.77           0.457         (0.07)           (0.42)           9.73
     9/30/03                           9.99           0.48          (0.20)           (0.50)           9.77
     9/30/02                           9.94           0.49             0.07            (0.51)           9.99
     9/30/01                           9.60           0.50             0.34            (0.50)           9.94
     9/30/00                           9.63           0.48          (0.05)           (0.46)           9.60
     Service Class
     10/1/04 through 3/31/058      $   9.74       $   0.21        $   (0.05)         $   (0.17)       $   9.73
     9/30/04                           9.78           0.437         (0.08)           (0.39)           9.74
     9/30/03                           9.99           0.45          (0.19)           (0.47)           9.78
     9/30/02                           9.95           0.46             0.06            (0.48)           9.99
     9/30/01                           9.60           0.47             0.35            (0.47)           9.95
     9/30/00                           9.63           0.44          (0.04)           (0.43)           9.60
     Investor A Class
     10/1/04 through 3/31/058      $   9.73       $   0.21        $   (0.05)         $   (0.16)       $   9.73
     9/30/04                           9.77           0.417         (0.07)           (0.38)           9.73
     9/30/03                           9.99           0.44          (0.20)           (0.46)           9.77
     9/30/02                           9.94           0.44             0.07            (0.46)           9.99
     9/30/01                           9.60           0.45             0.34            (0.45)           9.94
     9/30/00                           9.63           0.44          (0.05)           (0.42)           9.60
     Investor B Class
     10/1/04 through 3/31/058      $   9.73       $   0.17        $   (0.04)         $   (0.13)       $   9.73
     9/30/04                           9.77           0.337         (0.07)           (0.30)           9.73
     9/30/03                           9.99           0.36          (0.20)           (0.38)           9.77
     9/30/02                           9.94           0.37             0.07            (0.39)           9.99
     9/30/01                           9.60           0.37             0.35            (0.38)           9.94
     9/30/00                           9.63           0.37          (0.05)           (0.35)           9.60
     Investor C Class
     10/1/04 through 3/31/058      $   9.76       $   0.18        $   (0.06)         $   (0.13)       $   9.75
     9/30/04                           9.79           0.337         (0.06)           (0.30)           9.76
     9/30/03                          10.02           0.36          (0.21)           (0.38)           9.79
     9/30/02                           9.97           0.37             0.07            (0.39)          10.02
     9/30/01                           9.62           0.37             0.36            (0.38)           9.97
     9/30/00                           9.63           0.41          (0.07)           (0.35)           9.62

    1 Commencement of operations of share class.
    2 Annualized.
    3 Sales load not reflected in total return.
    4 Contingent deferred sales load not reflected in total return.
    5 There were no Investor C shares outstanding as of September 30, 2000.
    6 There were no Service shares outstanding as of September 30, 2002.
    7 Calculated using the average shares outstanding method.
    8 Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       48

                                BLACKROCK FUNDS

                                                                                                 RATIO OF NET
                      NET                              RATIO OF                                INVESTMENT INCOME
                     ASSETS      RATIO OF NET      TOTAL EXPENSES TO        RATIO OF NET          TO AVERAGE
                     END OF       EXPENSES TO     AVERAGE NET ASSETS     INVESTMENT INCOME        NET ASSETS        PORTFOLIO
     TOTAL           PERIOD       AVERAGE NET         (EXCLUDING           TO AVERAGE NET         (EXCLUDING        TURNOVER
     RETURN          (000)          ASSETS             WAIVERS)                ASSETS              WAIVERS)           RATE
===============   ===========   ==============   ====================   ===================   ==================   ==========
      1.87%      $ 73,588           0.70%2              0.89%2                4.71%2                4.52%2            4%
     4.01            78,549          0.70                0.89                  4.61                  4.42               8
     2.95           115,104          0.70                0.88                  4.94                  4.76              37
     5.82           135,938          0.70                0.87                  4.99                  4.81              12
     8.91           146,620          0.70                0.86                  5.09                  4.93              32
     4.66           150,646          0.70                0.88                  5.06                  4.88              55

      1.61%      $    240           1.00%2              1.14%2                4.41%2                4.26%2            4%
     3.69               247          1.00                1.17                  4.40                  4.22               8
     2.74               103          1.00                1.18                  4.57                  4.39              37
     5.40                92          1.00                1.17                  4.69                  4.52              12
     8.69                91          1.00                1.16                  4.79                  4.63              32
     4.35                88          1.00                1.18                  4.76                  4.58              55
       1.67%3      $  5,545           1.09%2              1.25%2                4.33%2                4.17%2            4%
     3.533            5,482          1.15                1.36                  4.19                  3.97               8
     2.463            4,701          1.17                1.35                  4.42                  4.24              37
     5.333            3,612          1.18                1.35                  4.52                  4.35              12
     8.403            3,214          1.17                1.33                  4.64                  4.47              32
     4.173            3,686          1.17                1.35                  4.63                  4.45              55

       1.29%4      $  3,958           1.84%2              1.89%2                3.57%2                3.51%2            4%
     2.764            3,897          1.89                2.02                  3.44                  3.31               8
     1.704            3,795          1.92                2.09                  3.64                  3.46              37
     4.554            2,311          1.91                2.08                  3.71                  3.54              12
     7.604              978          1.89                2.05                  3.79                  3.62              32
     3.404              279          1.92                2.10                  3.86                  3.68              55
       1.19%4      $  1,391           1.84%2              1.90%2                3.57%2                3.51%2            4%
     2.864            1,399          1.88                2.00                  3.43                  3.31               8
     1.594            1,179          1.92                2.10                  3.69                  3.50              37
     4.534            1,036          1.90                2.08                  3.61                  3.44              12
     7.694              236          1.91                2.07                  3.75                  3.57              32
     3.614               69          1.92                2.10                  3.78                  3.60              55

                                       49

                                BLACKROCK FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

     BlackRock FundsSM (the "Fund") was organized on December 22, 1988, as a
Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 50 registered portfolios, seven of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the
Fund may offer as many as seven classes of shares. Shares of all classes of a
Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them, mostly due to differences in distribution and service fees.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Investment Valuation - Valuation of investments held by each Bond
Portfolio is as follows: fixed income investments are valued by using market quotations or prices provided by market makers; a portion of the fixed income investments are valued utilizing one or more pricing services approved by the
Board of Trustees; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00
p.m. (Eastern time); the amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the
Board of Trustees determines that such method does not represent fair value. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the Board of Trustees as reflecting fair value ("Fair Value Assets"). The investment adviser and/or sub-adviser will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. Such valuation committee may accept, modify or reject any recommendations. The pricing of all
Fair Value Assets shall be subsequently reported to and ratified by the Board of Trustees.

     When determining the price for a Fair Value Asset, the investment adviser and/or sub-adviser shall seek to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that BlackRock deems relevant.

     Dividends to Shareholders - Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each
Portfolio will be based on periodic projections of its net investment income.
Net realized capital gains, if any, are distributed at least annually.

     Swap Agreements - The Portfolios may invest in swap agreements for the purpose of hedging against changes in interest rates. Swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the
Statements of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Net Assets. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreement may default on its obligation to perform and that there may be unfavorable change in the fluctuation of interest and/or exchange rates. There were no swap agreements held by the Portfolios at March 31, 2005.

     The Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications

50

                                BLACKROCK FUNDS

have been made to amounts appearing in the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Portfolio's net asset value, either in total or per share, or their total increase (decrease) in net assets from operations during any period.

     As a result of recent changes in GAAP, the Portfolio's have reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are as follows:

                                                                     TAX-FREE INCOME
                                             ---------------------------------------------------------------
                                              INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                             --------------- --------- ------------ ------------ -----------
        Net Investment Income Ratio .......
         9/30/2002 ........................         0.08%        0.07%      0.07%        0.07%        0.07%
        Net Investment Income per Share....
         9/30/2002 ........................      $ 0.00       $ 0.01     $ 0.00       $ 0.00       $ 0.00

                                                              PENNSYLVANIA TAX-FREE INCOME
                                             ---------------------------------------------------------------
                                              INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                             --------------- --------- ------------ ------------ -----------
        Net Investment Income Ratio .......
         9/30/2002 ........................         0.06%        0.06%      0.06%        0.07%        0.07%
        Net Investment Income per Share....
         9/30/2002 ........................      $ 0.00       $ 0.00     $ 0.00       $ 0.00       $ 0.01

                                                               NEW JERSEY TAX-FREE INCOME
                                             ---------------------------------------------------------------
                                              INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                             --------------- --------- ------------ ------------ -----------
        Net Investment Income Ratio .......
         9/30/2002 ........................         0.06%        0.05%      0.05%        0.05%        0.05%
        Net Investment Income per Share....
         9/30/2002 ........................      $ 0.01       $ 0.01     $ 0.01       $ 0.01       $ 0.01

                                                                  OHIO TAX-FREE INCOME
                                             ---------------------------------------------------------------
                                              INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                             --------------- --------- ------------ ------------ -----------
        Net Investment Income Ratio .......
         9/30/2002 ........................         0.04%        0.05%      0.05%        0.05%        0.05%
        Net Investment Income per Share....
         9/30/2002 ........................      $ 0.00       $ 0.01     $ 0.00       $ 0.01       $ 0.01

                                                                DELAWARE TAX-FREE INCOME
                                             ---------------------------------------------------------------
                                              INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                             --------------- --------- ------------ ------------ -----------
        Net Investment Income Ratio .......
         9/30/2002 ........................         0.06%        0.06%      0.05%        0.06%        0.05%
        Net Investment Income per Share....
         9/30/2002 ........................      $ 0.00       $ 0.00     $ 0.01       $ 0.01       $ 0.00

                                                                KENTUCKY TAX-FREE INCOME
                                             ---------------------------------------------------------------
                                              INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                             --------------- --------- ------------ ------------ -----------
        Net Investment Income Ratio .......
         9/30/2002 ........................         0.05%        0.06%      0.06%        0.06%        0.06%
        Net Investment Income per Share....
         9/30/2002 ........................      $ 0.00       $ 0.00     $ 0.00       $ 0.01       $ 0.01

     Investment Transactions and Investment Income - Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Discounts

                                                                              51

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

     Futures Transactions - The Portfolios may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, a Portfolio is required to deposit cash or pledge securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities.
Second, it is possible that a lack of liquidity for futures contracts could exist in the market, resulting in an inability to liquidate a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     Tender Option Bonds - A tender option bond is a synthetic floating or variable rate security issued when long term bonds are purchased in the primary or secondary market and are then deposited into a trust. Custodial receipts are then issued to investors, such as the Portfolio, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. Tender option bonds may be considered to be derivatives. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if they had not been used.

     Option Writing/Purchasing - The Portfolios may write or purchase financial options contracts for the purpose of hedging or earning additional income, which may be deemed speculative. When the Portfolios write or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the
Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios, as writers of options, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of unfavorable change in the price of the security underlying the written options. There were no options held by the
Portfolios at March 31, 2005.

     Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires the use of management estimates.  Actual results could differ from these estimates.

     Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a
Portfolio are due to class-specific expenses, waivers and accrual adjustments.
Income, other expenses and realized and unrealized gains and losses of a
Portfolio are allocated to the respective class on the basis of the relative net assets each day.

52

                                BLACKROCK FUNDS

     The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

                                    Class-Specific Fee Arrangements
           Portfolio                                         Share Classes
                                       BlackRock             Institutional              Service
                                 Contractual    Actual   Contractual    Actual   Contractual    Actual
                                     Fees      Fees(4)       Fees      Fees(4)     Fees(1)     Fees(4)
 UltraShort Municipal                None        None        None        None   0.25%         0.25%
 Tax-Free Income                     None        None        None        None   0.25%         0.25%
 Pennsylvania Tax-Free Income        N/A         N/A         None        None   0.25%         0.25%
 New Jersey Tax-Free Income          N/A         N/A         None        None   0.25%         0.25%
 Ohio Tax-Free Income                N/A         N/A         None        None   0.25%         0.25%
 Delaware Tax-Free Income            N/A         N/A         None        None   0.25%           N/A
 Kentucky Tax-Free Income            N/A         N/A         None        None   0.25%         0.25%

           Portfolio                                         Share Classes
                                      Investor A              Investor B               Investor C
                                 Contractual    Actual   Contractual    Actual   Contractual    Actual
                                   Fees(2)     Fees(4)     Fees(3)     Fees(4)     Fees(3)      Fees(4)
 UltraShort Municipal           0.35%         0.25%         N/A         N/A         N/A         N/A
 Tax-Free Income                0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Pennsylvania Tax-Free Income   0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 New Jersey Tax-Free Income     0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Ohio Tax-Free Income           0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Delaware Tax-Free Income       0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Kentucky Tax-Free Income       0.35%         0.25%     1.00%         1.00%     1.00%         1.00%

(1) - The maximum annual contractual fees are comprised of a .25% service fee.
(2) - The maximum annual contractual fees are comprised of a .10% distribution fee and a .25% service fee.
(3) - The maximum annual contractual fees are comprised of a .75% distribution fee and a .25% service fee.
(4) - The actual fees are as of March 31, 2005.
     The BlackRock share class bears a Transfer Agent fee at an annual rate not to exceed .005% of its average daily net assets plus per account fees and disbursements, and each of the Institutional, Service, Investor A, Investor B and Investor C share classes bear a Tranfer Agent fee at an annual rate not to exceed .018% of the average daily net assets of such respective classes plus per account fees and disbursements.

     For the six months ended March 31, 2005, the following shows the various types of class-specific expenses borne directly by each class of each Portfolio and any associated waivers of those expenses.

                                                                         SHARE CLASSES
ADMINISTRATION FEES                       ----------------------------------------------------------------------------
                                           BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C     TOTAL
                                          ----------- --------------- --------- ------------ ------------ ------------ ----------
   UltraShort Municipal .................   $ 5,736       $  9,856     $     -     $     -      $     -      $     -   $15,592
   Tax-Free Income ......................    17,944        222,146       1,872       5,706        3,926        1,781   253,375
   Pennsylvania Tax-Free Income .........         -        445,177       3,897      23,968       13,174        1,347   487,563
   New Jersey Tax-Free Income ...........         -        108,791      11,519       4,468        8,441        2,345   135,564
   Ohio Tax-Free Income .................         -         71,617         517       3,997        7,378        4,325    87,834
   Delaware Tax-Free Income .............         -         41,070           -       9,579        6,151       10,304    67,104
   Kentucky Tax-Free Income .............         -         54,369         174       3,925        2,860        1,047    62,375

                                                                              53

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                                           SHARE CLASSES
ADMINISTRATION FEES WAIVED                --------------------------------------------------------------------------------
                                            BLACKROCK    INSTITUTIONAL    SERVICE    INVESTOR A   INVESTOR B   INVESTOR C
                                          ------------- --------------- ----------- ------------ ------------ ------------
   UltraShort Municipal .................   $  (5,736)    $   (3,743)    $       -       $-           $-           $-
   Tax-Free Income ......................     (17,944)       (12,089)            -        -            -            -
   Pennsylvania Tax-Free Income .........           -       (445,176)       (3,666)       -            -            -
   New Jersey Tax-Free Income ...........           -       (108,791)       (7,525)       -            -            -
   Ohio Tax-Free Income .................           -        (71,615)         (337)       -            -            -
   Delaware Tax-Free Income .............           -        (41,068)            -        -            -            -
   Kentucky Tax-Free Income .............           -        (51,578)         (105)       -            -            -

ADMINISTRATION FEES WAIVED
                                              TOTAL
                                          -------------
   UltraShort Municipal .................  $   (9,479)
   Tax-Free Income ......................     (30,033)
   Pennsylvania Tax-Free Income .........    (448,842)
   New Jersey Tax-Free Income ...........    (116,316)
   Ohio Tax-Free Income .................     (71,952)
   Delaware Tax-Free Income .............     (41,068)
   Kentucky Tax-Free Income .............     (51,683)

                                                                         SHARE CLASSES
TRANSFER AGENT FEES                       ----------------------------------------------------------------------------
                                           BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C     TOTAL
                                          ----------- --------------- --------- ------------ ------------ ------------ ----------
   UltraShort Municipal .................    $  819       $ 1,224      $    -      $    -       $    -       $    -     $ 2,043
   Tax-Free Income ......................     2,563        27,578         232         708          487          221      31,789
   Pennsylvania Tax-Free Income .........         -        56,033         484       2,975        1,635          167      61,294
   New Jersey Tax-Free Income ...........         -        13,505       1,430         555        1,048          291      16,829
   Ohio Tax-Free Income .................         -         8,890          65         496          916          537      10,904
   Delaware Tax-Free Income .............         -         5,098           -       1,189          764        1,279       8,330
   Kentucky Tax-Free Income .............         -         6,749          22         487          355          130       7,743

                                                                SHARE CLASSES
SHAREHOLDER SERVICE FEES                    ------------------------------------------------------
                                             SERVICE     INVESTOR A     INVESTOR B     INVESTOR C       TOTAL
                                            ---------   ------------   ------------   ------------   -----------
   Tax-Free Income ......................    $ 3,228       $ 9,838        $ 6,769        $ 3,071      $ 22,906
   Pennsylvania Tax-Free Income .........      7,794        41,325         22,714          2,322        74,155
   New Jersey Tax-Free Income ...........     19,839         7,613         14,555          4,043        46,050
   Ohio Tax-Free Income .................        891         6,892         12,720          7,457        27,960
   Delaware Tax-Free Income .............          -        16,024         10,513         17,766        44,303
   Kentucky Tax-Free Income .............        300         6,767          4,931          1,805        13,803

                                                          SHARE CLASSES
DISTRIBUTION FEES                           ------------------------------------------
                                             INVESTOR A     INVESTOR B     INVESTOR C       TOTAL
                                            ------------   ------------   ------------   -----------
   Tax-Free Income ......................      $ 3,931       $ 20,307        $ 9,213      $ 33,451
   Pennsylvania Tax-Free Income .........       16,502         68,141          6,966        91,609
   New Jersey Tax-Free Income ...........        3,081         43,662         12,130        58,873
   Ohio Tax-Free Income .................        2,772         38,160         22,372        63,304
   Delaware Tax-Free Income .............        6,623         31,815         53,297        91,735
   Kentucky Tax-Free Income .............        2,705         14,794          5,417        22,916

                                                               SHARE CLASS
DISTRIBUTION FEES WAIVED                                      -------------
                                                                INVESTOR A        TOTAL
                                                              -------------   -------------
   Tax-Free Income ......................                       $  (3,931)      $  (3,931)
   Pennsylvania Tax-Free Income .........                         (16,502)        (16,502)
   New Jersey Tax-Free Income ...........                          (3,080)         (3,080)
   Ohio Tax-Free Income .................                          (2,772)         (2,772)
   Delaware Tax-Free Income .............                          (6,623)         (6,623)
   Kentucky Tax-Free Income .............                          (2,705)         (2,705)

54

                                BLACKROCK FUNDS

(C) Transactions with Affiliates and Related Parties

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc.
("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc.
("BFM"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of
The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and payable monthly, at the following annual rates, based on each
Portfolio's average daily net assets:

                                          TAX-FREE INCOME, PENNSYLVANIA                DELAWARE TAX-FREE
                                   TAX-FREE INCOME, NEW JERSEY TAX-FREE INCOME        INCOME AND KENTUCKY
                                       AND OHIO TAX-FREE INCOME PORTFOLIOS         TAX-FREE INCOME PORTFOLIOS
                                  ---------------------------------------------   ---------------------------
                                                    INVESTMENT                             INVESTMENT
    AVERAGE DAILY NET ASSETS                       ADVISORY FEE                           ADVISORY FEE
-------------------------------   ---------------------------------------------   ---------------------------
     first $1 billion                                  .500%                                  .550%
     $1 billion - $2 billion                           .450                                   .500
     $2 billion - $3 billion                           .425                                   .475
     greater than $3 billion                           .400                                   .450

     The investment advisory fee for the UltraShort Municipal Portfolio is
..45%.

     For the six months ended March 31, 2005, advisory fees and waivers for each Portfolio were as follows:

                                                 GROSS                     NET
                                               ADVISORY                 ADVISORY
                                                  FEE        WAIVER        FEE
                                             ------------ ----------- ------------
     UltraShort Municipal .................   $  104,348   $ 90,961    $   13,387
     Tax-Free Income ......................    1,068,021    484,016       584,005
     Pennsylvania Tax-Free Income .........    1,702,354    256,331     1,446,023
     New Jersey Tax-Free Income ...........      467,400     95,276       372,124
     Ohio Tax-Free Income .................      303,006     63,841       239,165
     Delaware Tax-Free Income .............      254,544     34,473       220,071
     Kentucky Tax-Free Income .............      236,581     24,449       212,132

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements.
The agreements set a limit on certain operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses).

     Effective February 1, 2005, BlackRock and BFM has contractually agreed to waive or reimburse fees or expenses in order to limit expenses:

                                                                         SHARE CLASSES
PORTFOLIO                                 ---------------------------------------------------------------------------
                                           BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                          ----------- --------------- --------- ------------ ------------ -----------
   UltraShort Municipal ................. 0.35%             0.45%        0.75%       0.80%       NA           NA
   Tax-Free Income ...................... 0.45%             0.60%        0.90%       1.07%        1.82%       1.82%
   Pennsylvania Tax-Free Income .........     NA            0.60%        0.90%       1.07%        1.82%       1.82%
   New Jersey Tax-Free Income ...........     NA            0.60%        0.90%       1.07%        1.82%       1.82%
   Ohio Tax-Free Income .................     NA            0.60%        0.90%       1.07%        1.82%       1.82%
   Delaware Tax-Free Income .............     NA            0.70%        NA          1.17%        1.92%       1.92%
   Kentucky Tax-Free Income .............     NA            0.70%        1.00%       1.17%        1.92%       1.92%

     If in the following two years the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay
BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which

                                                                              55

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

the share class is a part has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of
Trustees of the Fund has approved the payments to BlackRock at the previous quarterly meeting.

     At March 31, 2005, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                                EXPIRING           EXPIRING           EXPIRING       TOTAL WAIVERS SUBJECT
                                            JANAURY 31, 2006   JANUARY 31, 2007   JANUARY 31, 2008     TO REIMBURSEMENT
                                           ------------------ ------------------ ------------------ ----------------------
UltraShort Municipal .................         $        -         $  269,648          $ 31,213            $  300,861
Tax-Free Income ......................            623,251            983,261           158,263             1,764,775
Pennsylvania Tax-Free Income .........          1,383,044          1,357,799           218,649             2,959,492
New Jersey Tax-Free Income ...........            278,302            406,182            64,114               748,598
Ohio Tax-Free Income .................            174,280            259,460            39,609               473,349
Delaware Tax-Free Income .............             91,563            138,239            17,314               247,116
Kentucky Tax-Free Income .............            138,922            171,865            26,359               337,146

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC
Financial Services Group, Inc., and BlackRock act as co-administrators for the
Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates:
..085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes, with the exception of the BlackRock Class, is charged an administration fee based on the following percentage of average daily net assets of each respective class:
..145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion. The BlackRock Class is charged an administration fee based on the following percentage of average daily net assets: .035% of the first $500 million, .025% of the next $500 million and
..015% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio or share class.

     For the six months ended March 31, 2005, administration fees and waivers for each Portfolio were as follows:

                                                  GROSS                       NET
                                             ADMINISTRATION              ADMINISTRATION
                                                   FEE         WAIVER         FEE
                                            ---------------- ---------- ---------------
    UltraShort Municipal .................      $ 35,302      $  9,479      $ 25,823
    Tax-Free Income ......................       434,939        29,986       404,953
    Pennsylvania Tax-Free Income .........       767,848       448,842       319,006
    New Jersey Tax-Free Income ...........       215,022       116,316        98,706
    Ohio Tax-Free Income .................       139,345        71,952        67,393
    Delaware Tax-Free Income .............       106,443        41,068        65,375
    Kentucky Tax-Free Income .............        98,937        51,683        47,254

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services
Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Pursuant to the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"), the Fund may pay BlackRock Distributors, Inc. (the "Distributor")
and/or BlackRock or any other affiliate of PNC Financial Services Group, Inc.
fees for distribution and sales support services. Currently, only Investor A
Shares, Investor B Shares, and Investor C Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay brokers, dealers, financial institutions and industry professionals (including PNC
Financial Services Group, Inc. and its affiliates) ("service organizations")
fees for the provision of personal services to shareholders. BlackRock may receive some of the service fees paid by the Fund in return for providing services to shareholders. Currently, only Investor A Shares, Investor B Shares,
Investor C Shares and Service Shares bear the expense of service fees under the
Plan.

56

                                BLACKROCK FUNDS

     As of March 31, 2005, affiliated payables were as follows:

                                                                            PNC BANK
                                             PFPC(1)     BLACKROCK(2)     AFFILIATES(3)
                                            ---------   --------------   --------------
   UltraShort Municipal .................    $ 5,818       $  1,499          $     -
   Tax-Free Income ......................     60,165        145,852            8,492
   Pennsylvania Tax-Free Income .........     98,456        263,786           23,929
   New Jersey Tax-Free Income ...........     32,808         68,882           17,100
   Ohio Tax-Free Income .................     18,319         48,762           15,461
   Delaware Tax-Free Income .............     14,631         45,737           22,003
   Kentucky Tax-Free Income .............     13,907         37,147            5,774

(1) - Payables to PFPC and PFPC Trust Co. are for Accounting, Administration,
   Custody and Transfer Agent services provided as of March 31, 2005, including accruals from February 2005 for the Transfer Agent.
(2) - Payables to BlackRock are for Advisory and Administration services provided as of March 31, 2005.
(3) - Payables to PNC Financial Services Group, Inc. affiliates are for distribution and sales support services as described under the Plan. The total payable on behalf of the Fund, as of March 31, 2005, was $5,561,651, a portion of which is paid to service organizations, including other PNC
   Financial Services Group, Inc. affiliates.

(D) Purchases and Sales of Securities

     For the six months ended March 31, 2005, purchases and sales of securities, other than short-term and U.S. government securities, were as follows:

                                               PURCHASES           SALES
                                            ---------------   --------------
   UltraShort Municipal .................    $ 11,713,590      $  6,948,270
   Tax-Free Income ......................     164,173,603       187,129,292
   Pennsylvania Tax-Free Income .........      19,858,272        25,647,266
   New Jersey Tax-Free Income ...........      14,695,330         9,595,330
   Ohio Tax-Free Income .................       7,301,575           274,500
   Delaware Tax-Free Income .............       4,806,120           910,000
   Kentucky Tax-Free Income .............       3,604,330         9,648,612

                                                                              57

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(E) Capital Shares

     Transactions in capital shares for each period were as follows:

                                                                        ULTRASHORT MUNICIPAL
                                              ------------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED               FOR THE PERIOD 3/3/041
                                                            3/31/05                          THROUGH 9/30/04
                                              -----------------------------------   ----------------------------------
                                                   SHARES             VALUE              SHARES             VALUE
                                              ---------------   -----------------   ---------------   ----------------
Shares sold:
  BlackRock Class .........................       1,219,826       $  12,159,683         4,724,012      $ 47,096,1622
  Institutional Class .....................         213,917           2,125,447         2,199,629         21,849,294
  Service Class ...........................               -                   -                10                100
  Investor A Class ........................               -                   -                10                100
Shares issued in reinvestment of dividends:
  BlackRock Class .........................          27,998             248,600            14,923            148,416
  Institutional Class .....................             651               6,467                 -                  -
Shares redeemed:
  BlackRock Class .........................      (1,795,881)        (17,855,375)       (1,519,207)       (15,113,395)
  Institutional Class .....................        (582,835)         (5,789,954)         (773,181)        (7,676,565)
                                                 ----------       -------------        ----------      -------------
Net increase (decrease) ...................        (916,324)      $  (9,105,132)        4,646,196      $  46,304,112
                                                 ==========       =============        ==========      =============

                                                                          TAX-FREE INCOME
                                              ------------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                           3/31/05                               9/30/04
                                              ----------------------------------   -----------------------------------
                                                   SHARES             VALUE             SHARES             VALUE
                                              ---------------   ----------------   ---------------   -----------------
Shares sold:
  BlackRock Class .........................         201,473      $   2,251,345         9,128,740      $ 102,454,0563
  Institutional Class .....................       1,965,508         21,892,363         5,197,884          58,332,260
  Service Class ...........................           8,148             90,932            12,138             134,680
  Investor A Class ........................         179,629          1,998,611            90,300           1,006,406
  Investor B Class ........................          17,005            189,407            85,989             957,137
  Investor C Class ........................          33,334            370,945           203,583           2,287,251
Shares issued in reinvestment of dividends:
  BlackRock Class .........................         196,762          2,191,549           295,571           3,273,698
  Institutional Class .....................           7,286             81,165            22,060             245,557
  Service Class ...........................           2,903             32,316             7,420              82,417
  Investor A Class ........................           8,461             94,301            20,632             229,513
  Investor B Class ........................           3,248             36,188             9,385             104,430
  Investor C Class ........................           1,728             19,258             5,870              65,165
Shares redeemed:
  BlackRock Class .........................        (128,787)        (1,435,346)         (376,828)         (4,117,585)
  Institutional Class .....................      (2,318,129)       (25,856,252)       (7,311,723)        (81,231,082)
  Service Class ...........................         (32,148)          (358,049)          (41,170)           (456,705)
  Investor A Class ........................         (93,345)        (1,040,139)         (181,146)         (2,006,621)
  Investor B Class ........................         (93,295)        (1,039,649)         (205,514)         (2,279,774)
  Investor C Class ........................         (87,836)          (980,772)         (175,171)         (1,943,626)
                                                 ----------      -------------        ----------      --------------
Net increase (decrease) ...................        (128,055)     $  (1,461,827)        6,788,020      $   77,137,177
                                                 ==========      =============        ==========      ==============

1 Commencement of operations.

2 Includes 2,690,750 shares issued in exchange for cash and securities transferred in-kind with a value of $26,907,505.

3 Includes 8,342,920 shares issued in exchange for cash and securities transferred in-kind with a value of $93,607,559.

58

                          BLACKROCK FUNDS

                                                                      PENNSYLVANIA TAX-FREE INCOME
                                              -----------------------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED                   FOR THE YEAR ENDED
                                                            3/31/05                                 9/30/04
                                              ------------------------------------   --------------------------------------
                                                   SHARES              VALUE              SHARES               VALUE
                                              ---------------   ------------------   ----------------   -------------------
Shares sold:
   Institutional Class ....................       3,704,666       $   39,496,099          3,393,820       $    36,620,210
   Service Class ..........................           8,070               85,973            121,865             1,314,949
   Investor A Class .......................         184,272            1,963,128            404,459             4,358,919
   Investor B Class .......................          18,873              200,013             82,825               888,178
   Investor C Class .......................           2,050               21,732             81,677               882,020
Shares issued in reinvestment of dividends:
   Institutional Class ....................          43,749              465,468             15,321               164,756
   Service Class ..........................           7,195               76,536             14,290               153,757
   Investor A Class .......................          53,252              566,615             92,369               994,378
   Investor B Class .......................          24,197              255,833             47,030               502,847
   Investor C Class .......................           1,896               20,100              4,685                50,309
Shares redeemed:
   Institutional Class ....................      (4,468,471)         (47,584,902)       (13,577,018)         (145,736,580)
   Service Class ..........................         (69,120)            (736,927)          (160,769)           (1,734,866)
   Investor A Class .......................        (341,817)          (3,640,831)          (627,889)           (6,748,260)
   Investor B Class .......................        (300,251)          (3,178,485)          (574,808)           (6,142,499)
   Investor C Class .......................         (13,611)            (144,557)           (88,192)             (938,115)
                                                 ----------       --------------        -----------       ---------------
Net decrease ..............................      (1,145,050)      $  (12,134,205)       (10,770,335)      $  (115,369,997)
                                                 ==========       ==============        ===========       ===============

                                                                    NEW JERSEY TAX-FREE INCOME
                                              -----------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                            3/31/05                              9/30/04
                                              -----------------------------------   ---------------------------------
                                                   SHARES             VALUE              SHARES            VALUE
                                              ---------------   -----------------   ---------------   ---------------
Shares sold:
   Institutional Class ....................         870,810       $  10,205,566         7,071,031      $  83,943,469
   Service Class ..........................          13,971             164,051            36,098            424,155
   Investor A Class .......................          31,569             370,270           175,837          2,067,412
   Investor B Class .......................          32,478             380,012            89,465          1,045,404
   Investor C Class .......................          22,096             258,990           201,895          2,365,738
Shares issued in reinvestment of dividends:
   Institutional Class ....................           2,173              25,387               995             11,668
   Service Class ..........................          19,347             226,294            39,168            457,776
   Investor A Class .......................           7,600              88,879            13,342            155,762
   Investor B Class .......................          10,728             125,482            23,715            277,360
   Investor C Class .......................           2,901              34,005             3,197             37,267
Shares redeemed:
   Institutional Class ....................      (1,466,258)        (17,180,716)       (4,662,761)       (55,129,130)
   Service Class ..........................         (44,881)           (526,583)         (113,893)        (1,324,603)
   Investor A Class .......................         (47,569)           (557,554)         (167,909)        (1,952,173)
   Investor B Class .......................         (54,919)           (646,697)         (165,180)        (1,909,634)
   Investor C Class .......................         (53,159)           (621,450)          (78,058)          (899,443)
                                                 ----------       -------------        ----------      -------------
Net increase (decrease) ...................        (653,113)      $  (7,654,064)        2,466,942      $  29,571,028
                                                 ==========       =============        ==========      =============

                                               59

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

                                                                      OHIO TAX-FREE INCOME
                                              --------------------------------------------------------------------
                                                 FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                                         3/31/05                             9/30/04
                                              ------------------------------   -----------------------------------
                                                  SHARES           VALUE            SHARES             VALUE
                                              -------------   --------------   ---------------   -----------------
Shares sold:
   Institutional Class ....................       817,012      $  9,081,453        1,370,914       $  14,795,802
   Service Class ..........................         1,331            14,501           71,578             778,171
   Investor A Class .......................       195,190         2,118,987          145,363           1,578,175
   Investor B Class .......................        51,047           554,258           96,886           1,053,035
   Investor C Class .......................       138,902         1,511,965          155,647           1,694,055
Shares issued in reinvestment of dividends:
   Institutional Class ....................         4,512            48,932            5,107              55,174
   Service Class ..........................         1,382            15,004            1,460              15,778
   Investor A Class .......................         8,608            93,329           11,911             128,852
   Investor B Class .......................         3,510            38,075            6,384              69,064
   Investor C Class .......................         1,258            13,655            2,224              24,072
Shares redeemed:
   Institutional Class ....................      (355,004)       (4,062,848)      (1,464,476)        (15,752,815)
   Service Class ..........................             -                 -          (75,650)           (821,133)
   Investor A Class .......................       (29,563)         (321,177)        (383,242)         (4,156,049)
   Investor B Class .......................       (60,620)         (658,775)        (120,222)         (1,301,519)
   Investor C Class .......................       (58,306)         (633,867)        (188,841)         (2,039,292)
                                                 --------      ------------       ----------       -------------
Net increase (decrease) ...................       719,259      $  7,813,492         (364,957)      $  (3,878,630)
                                                 ========      ============       ==========       =============

                                                                 DELAWARE TAX-FREE INCOME
                                              ---------------------------------------------------------------
                                                 FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                                         3/31/05                          9/30/04
                                              ------------------------------   ------------------------------
                                                  SHARES           VALUE           SHARES           VALUE
                                              -------------   --------------   -------------   --------------
Shares sold:
   Institutional Class ....................       518,730      $  5,262,195        907,119      $  9,185,613
   Investor A Class .......................       207,942         2,105,413        537,513         5,444,902
   Investor B Class .......................        32,012           324,096        133,384         1,344,342
   Investor C Class .......................        86,292           871,205        326,399         3,319,846
Shares issued in reinvestment of dividends:
   Institutional Class ....................         2,965            29,917          6,251            63,280
   Investor A Class .......................        13,802           139,277         20,590           207,937
   Investor B Class .......................         3,044            30,732          6,746            68,269
   Investor C Class .......................         2,752            27,781          5,629            56,858
Shares redeemed:
   Institutional Class ....................      (418,445)       (4,222,384)      (863,835)       (8,735,695)
   Investor A Class .......................       (53,894)         (544,463)      (129,041)       (1,313,910)
   Investor B Class .......................       (65,963)         (665,251)      (123,902)       (1,246,188)
   Investor C Class .......................      (129,811)       (1,310,836)      (320,378)       (3,214,949)
                                                 --------      ------------       --------      ------------
Net Increase ..............................       199,426      $  2,047,682        506,475      $  5,180,305
                                                 ========      ============       ========      ============

60

                          BLACKROCK FUNDS

                                                                      KENTUCKY TAX-FREE INCOME
                                              ------------------------------------------------------------------------
                                                  FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                           3/31/05                              9/30/04
                                              ---------------------------------   ------------------------------------
                                                  SHARES            VALUE              SHARES              VALUE
                                              -------------   -----------------   ---------------   ------------------
Shares sold:
   Institutional Class ....................       340,099       $   3,331,339           494,416       $    4,824,174
   Service Class ..........................           135               1,317            17,525              169,829
   Investor A Class .......................        79,037             770,595           166,891            1,621,801
   Investor B Class .......................         9,865              96,362            56,399              548,160
   Investor C Class .......................        20,262             198,738            19,781              192,586
Shares issued in reinvestment of dividends:
   Institutional Class ....................           889               8,683             7,612               74,196
   Service Class ..........................           310               3,028               307                2,958
   Investor A Class .......................         6,635              64,764            15,451              149,776
   Investor B Class .......................         3,881              37,900             8,650               83,912
   Investor C Class .......................         1,579              15,458             3,218               31,285
Shares redeemed:
   Institutional Class ....................      (848,863)         (8,286,926)       (4,210,095)         (40,628,351)
   Service Class ..........................        (1,204)            (11,716)           (3,003)             (28,979)
   Investor A Class .......................       (79,088)           (770,472)         (100,071)            (961,863)
   Investor B Class .......................        (7,448)            (72,788)          (53,053)            (513,591)
   Investor C Class .......................       (22,613)           (221,135)                -                    -
                                                 --------       -------------        ----------       --------------
Net decrease ..............................      (496,524)      $  (4,834,853)       (3,575,972)      $  (34,434,107)
                                                 ========       =============        ==========       ==============

     On March 31, 2005, five shareholders held approximately 82% of the
UltraShort Municipal Portfolio, two shareholders held approximately 75% of the
Tax-Free Income Portfolio, one shareholder held approximately 86% of the
Pennsylvania Tax-Free Income Portfolio, one shareholder held approximately 78%
of the New Jersey Tax-Free Income Portfolio, one shareholder held approximately
75% of the Ohio Tax-Free Income Portfolio, three shareholders held approximately 69% of the Delaware Tax-Free Income Portfolio and one shareholder held approximately 82% of the Kentucky Tax-Free Income Portfolio. Some of the
shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

                                                                              61

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(F) At March 31, 2005 net assets consisted of:

                                                                                                 PENNSYLVANIA      NEW JERSEY
                                                                 ULTRASHORT       TAX-FREE         TAX-FREE         TAX-FREE
                                                                 MUNICIPAL         INCOME           INCOME           INCOME
                                                              --------------- ---------------- ---------------- ----------------
Capital paid-in .............................................  $ 37,198,980    $ 426,219,519    $ 661,264,813    $ 175,228,863
End of period undistributed net investment income
 (distributions in excess of net investment income) .........             -          511,942          788,050         (412,502)
Accumulated net realized loss on investment transactions
 and futures contracts ......................................       (60,120)     (19,161,789)     (43,249,394)      (6,627,546)
Net unrealized appreciation/depreciation on investment
 transactions and futures contracts .........................      (116,682)      17,601,952       49,348,155       11,399,421
                                                               ------------    -------------    -------------    -------------
                                                               $ 37,022,178    $ 425,171,624    $ 668,151,624    $ 179,588,236
                                                               ============    =============    =============    =============

                                                                      OHIO             DELAWARE          KENTUCKY
                                                                    TAX-FREE           TAX-FREE          TAX-FREE
                                                                     INCOME             INCOME            INCOME
                                                                ----------------   ---------------   ---------------
Capital paid-in .............................................    $ 118,559,838      $ 88,709,528      $ 82,070,758
End of period undistributed net investment income
 (distributions in excess of net investment income) .........           91,535          (240,613)          186,850
Accumulated net realized loss on investment transactions
 and futures contracts ......................................       (3,157,361)       (2,291,592)       (4,379,434)
Net unrealized appreciation on investment transactions and
 futures contracts ..........................................        8,900,325         4,845,476         6,844,062
                                                                 -------------      ------------      ------------
                                                                 $ 124,394,337      $ 91,022,799      $ 84,722,236
                                                                 =============      ============      ============

(G) Federal Tax Information

     No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal
Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital gain distributions that are reported in the
Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes. There were no short-term or long-term capital gains distributions for the period ended September 30, 2004.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

62

                                BLACKROCK FUNDS

     The estimated tax character of distributions paid during the six months ended March 31, 2005 and the tax character of distributions paid during the year ended September 30, 2004 were as follows:

                                                           TAX-FREE      ORDINARY         TOTAL
                                                            INCOME        INCOME      DISTRIBUTIONS
                                                        -------------   ----------   --------------
   UltraShort Municipal
    3/31/05 .........................................    $   346,773     $     -      $   346,773
    For the period 3/03/041 through 9/30/04 .........        228,525           -          228,525
   Tax-Free Income
    3/31/05 .........................................      8,830,070           -        8,830,070
    9/30/04 .........................................     18,475,728           -       18,475,728
   Pennsylvania Tax-Free Income
    3/31/05 .........................................     16,582,860           -       16,582,860
    9/30/04 .........................................     35,861,484      14,600       35,876,084
   New Jersey Tax-Free Income
    3/31/05 .........................................      3,920,200           -        3,920,200
    9/30/04 .........................................      8,362,368      47,469        8,409,837
   Ohio Tax-Free Income
    3/31/05 .........................................      2,765,981           -        2,765,981
    9/30/04 .........................................      5,272,616           -        5,272,616
   Delaware Tax-Free Income
    3/31/05 .........................................      1,798,973           -        1,798,973
    9/30/04 .........................................      3,997,046           -        3,997,046
   Kentucky Tax-Free Income
    3/31/05 .........................................      1,557,933           -        1,557,933
    9/30/04 .........................................      4,721,493      44,470        4,765,963

1 Commencement of operations.

     As of March 31, 2005, the estimated tax components of distributable earnings/(accumulated losses) were as follows:

                                             UNDISTRIBUTED       ACCUMULATED          POST-
                                                TAX-FREE           CAPITAL           OCTOBER
                                                 INCOME            LOSSES            LOSSES
                                            ---------------   ----------------   --------------
   UltraShort Municipal .................      $   53,492      $     (32,641)      $  (27,479)
   Tax-Free Income ......................       1,848,111        (18,307,936)               -
   Pennsylvania Tax-Free Income .........       2,902,776        (41,676,650)               -
   New Jersey Tax-Free Income ...........          83,429         (6,208,597)               -
   Ohio Tax-Free Income .................         362,189         (2,886,490)               -
   Delaware Tax-Free Income .............          38,644         (2,060,150)               -
   Kentucky Tax-Free Income .............         400,697         (4,134,116)               -

     The estimated Post-October losses represent losses realized on investment transactions from November 1, 2004 through March 31, 2005 that, in accordance with Federal income tax regulations, the Portfolios may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

                                                                              63

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONCLUDED)

     At September 30, 2004, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

                                                                 EXPIRING SEPTEMBER 30
                                           -----------------------------------------------------------------
                                               2008         2009         2010          2011         2012         TOTAL
                                           ------------ ------------ ------------ ------------- ------------ -------------
    UltraShort Municipal ................. $       -    $       -    $       -    $        -    $  34,465    $   34,465
    Tax-Free Income ...................... 3,717,571    1,756,215            -     3,984,021    6,841,418    16,299,225
    Pennsylvania Tax-Free Income ......... 3,981,394    7,641,061    8,626,794    15,329,699            -    35,578,948
    New Jersey Tax-Free Income ...........   733,444    2,652,175      162,686     2,530,579      883,300     6,962,184
    Ohio Tax-Free Income .................    41,989            -            -     1,883,560      825,006     2,750,555
    Delaware Tax-Free Income .............    83,140            -            -     1,312,264      493,468     1,888,872
    Kentucky Tax-Free Income ............. 1,006,045    1,556,368      129,603     2,443,468            -     5,135,484

64

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

(A)  Board of Trustees' Consideration of the Advisory Contracts. Investment
   advisory and subadvisory agreements ("Advisory Contracts") for the Tax-Free
   Bond Portfolios (each, a "Portfolio") of BlackRock Funds (the "Fund") were most recently approved by the Board of Trustees (the "Board" or the
   "Trustees") of the Fund at an in-person meeting of the Board held on March
   1, 2005, including a majority of the Trustees who are not parties to the
   Advisory Contracts or interested persons of any such party (as such term is defined in the Investment Company Act of 1940) (the "Independent
   Trustees").  In determining to approve the Advisory Contracts, the Trustees met with the relevant investment advisory personnel from BlackRock
   Advisors, Inc. and BlackRock Financial Management, Inc. (the "Advisers")
   and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Contracts.  The Board received materials in advance of the meeting relating to its consideration of the Advisory
   Contracts for the Portfolios being considered for approval or renewal, including: (i) fees and expense ratios of each class of each Portfolio in comparison to the fees and expense ratios of a peer group of funds, which consists of funds that have all of the following similar criteria: fund type, investment classification and objective, load type, asset level and expense structure and components ("peer group"); (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer universe of funds, which is broader than a peer group and consists of funds that have all of the following similar criteria: fund type, investment classification and objective and load type ("performance universe"); (iii) the Advisers' economic outlook for the Portfolios and their general investment outlook for the markets; (iv) information with respect to profitability of BlackRock, Inc. ("BlackRock") and PNC
   Bank-affiliated companies with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the
   Advisers; and (vi) information regarding compliance records and regulatory matters relating to the Advisers.  The matters discussed below were considered separately by the Independent Trustees in an executive session, during which counsel who is independent of the Advisers and the Fund provided guidance to the Independent Trustees.

   Fees and Expenses. In approving the Advisory Contracts, the Trustees, including the Independent Trustees, considered the fees and expense ratios of each class of shares of each Portfolio.  They compared the fees, both before (referred to as "Contractual") and after (referred to as "Actual")
   any fee waivers and expense reimbursements, and expense ratios of each
   Portfolio against fees and expense ratios of a peer group.  Both the peer group category and the funds within the peer group with respect to the fee and expense ratio comparisons were selected by Lipper, Inc. ("Lipper"), which is not affiliated with the Advisers.  The Investor A class and
   Institutional class were used to represent all of the Portfolios' share classes for purposes of the Lipper survey, as Lipper differentiated between retail and institutional funds in selecting funds in the peer group.  In evaluating the Portfolios' advisory fees, the Trustees also took into account the complexity of investment management for the Portfolios relative to other types of funds.

   In considering data based on information provided by Lipper, the Trustees noted that of the 7 Portfolios with Advisory Contracts subject to re-approval, 7 of the 14 share classes of the Portfolios (50%) have contractual advisory fees higher than the median for their respective peer groups.1 With regard to the 7 classes that have advisory fees higher than the peer group median, the Trustees noted that the difference from the median of their respective peer groups is 5 basis points or less
   (Institutional class: Delaware Tax-Free Income, Kentucky Tax-Free Income,
   Pennsylvania Tax-Free Income, Tax-Free Income; Investor A class: Delaware
   Tax-Free Income, Kentucky Tax-Free Income, Tax-Free Income).

   1The Lipper peer group median was chosen as a conservative point of reference, taking into account that one-half of the population will have fees/expenses lower than the median.

                                                                              65

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

   The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by the
   Advisers, including closed-end investment companies and accounts that are not investment companies.

   Following consideration of this information, the Trustees, including the
   Independent Trustees, concluded that the fees to be paid pursuant to the
   Advisory Contracts were fair and reasonable in light of the services provided.

   Nature, Extent and Quality of Services. The Trustees, including the
   Independent Trustees, received information concerning the investment philosophy and investment process used by the Advisers in managing the
   Portfolios, as well as a description of the capabilities, personnel and services of each Adviser and a copy of the current Form ADV of BlackRock
   Advisors, Inc.  In connection with this, the Trustees considered each of the Advisers' in-house research capabilities as well as other resources available to its personnel.  The Trustees considered the scope of the services provided by the Advisers to the Portfolios under the Advisory
   Contracts relative to services typically provided by third parties to other funds.  The Trustees noted that the standard of care applicable under the
   Advisory Contracts was comparable to that found generally in investment company advisory agreements.  The Trustees concluded that the scope of the
   Advisers' services to be provided to the Portfolios was consistent with the
   Portfolios' operational requirements, including, in addition to seeking to meet their investment objectives, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

   The Trustees also considered the quality of the services provided by the
   Advisers to the Portfolios.  The Trustees evaluated the procedures of the
   Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their respective codes of ethics (regulating the personal trading of their officers and employees), the procedures by which each of the Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of each of the Advisers in these matters.  The Trustees also received information concerning standards of the Advisers with respect to the execution of portfolio transactions.

   The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the applicable Advisory Contract.  The Trustees also took into account the time and attention devoted by senior management of the Advisers to the Portfolios.  The Trustees also considered the business reputation of each Adviser and its respective financial resources and concluded that each of the Advisers would be able to meet any reasonably foreseeable obligation under the Advisory Contracts.

   Fund Performance. The Board of Trustees, including the Independent
   Trustees, received and considered information about each Portfolio's investment performance in comparison to the investment performance of its respective performance universe.  The funds included within each
   Portfolio's performance universe were selected by Lipper.  The Board was provided with performance data for the one-, three-, five- and ten-year periods, as applicable, ended November 30, 2004 ("relevant periods").  The
   Board also reviewed the investment performance of the Portfolios and the
   Advisers' market outlook with respect to the Portfolios.

66

                                BLACKROCK FUNDS

   The Trustees noted that of the 14 classes of Portfolios subject to review at the Board meeting, 2 classes (14%) had been in existence for less than five years.2 The Board reviewed the performance record of these classes.
   Of the remaining classes that had existed more than five years, 4 classes
   (29%) performed at or better than their respective performance universe medians during at least two of the relevant periods, while 8 classes (57%)
   performed below their respective performance universe medians during at least two of the relevant periods.  In regard to each of these 8 classes, the Trustees noted:

   o   3 classes (38% of the underperforming classes) performed below their respective performance universe medians during at least two of the relevant periods.  However, their underperformance was by no more than
      10% of their respective medians for any of the relevant periods
      (Institutional class: Kentucky Tax-Free Income, New Jersey Tax-Free
      Income; Investor A class: Delaware Tax-Free Income).

   o   5 classes (62% of the underperforming classes) performed below their respective performance universe medians during at least two of the relevant periods by more than 10% (Institutional class: Pennsylvania
      Tax-Free Income, Tax-Free Income; Investor A class: Kentucky Tax-Free
      Income, Pennsylvania Tax-Free Income, Tax-Free Income).  These 5 classes consist of classes from 3 different Portfolios.  The Board noted the following with respect to these 3 Portfolios (and specific classes, where applicable):

       o   Kentucky Tax-Free Income (Investor A class), Tax-Free Income,
          Pennsylvania Tax-Free Income Portfolios - The Advisers informed the
          Board that these Portfolios have a bias toward a high interest rate environment and premium coupon securities, focusing on shorter durations relative to their performance universes.  In the initial stages of a flattening yield curve, it is expected that these
          Portfolios would underperform the longer duration funds within their respective performance universes.  In addition, the underperformance for one- and five-year periods for the Kentucky Tax-Free Income
          Portfolio (Investor A class) was by no more than 10% of its peer group median, and the ten-year performance of the Pennsylvania
          Tax-Free Income Portfolio was either close to or above its performance universe median depending on share class.

   The Trustees discussed other factors relevant to the performance of the
   Portfolios.  The Trustees determined that, while the performance records of certain of the Portfolios could be improved, the Advisers were taking steps to address relative underperformance.

   Profitability. The Board of Trustees, including the Independent Trustees, considered the level of the Advisers' and affiliates' profits in respect of their relationship with the Portfolios.  This consideration included a broad review of the Advisers' methodology in allocating their costs to the management of a Portfolio.  The Board of Trustees considered the profits realized by the Advisers and affiliates in connection with the operation of each Portfolio and whether the amount of profit is a fair profit relative to their relationship with the Portfolio.  The Board of Trustees, including the Independent Trustees, also considered the Advisers' profit margins in comparison with available industry data.  The Board concluded that each
   Adviser's profit is a reasonable profit relative to the services provided to the Portfolios.

   Economies of Scale. The Board of Trustees, including the Independent
   Trustees, considered whether there have been economies of scale in respect of the management of each Portfolio, whether each Portfolio has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

     2The UltraShort Municipal Portfolio (two classes total) was organized in
   2004.

                                                                              67

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

   The Board considered that economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate.  The
   Board noted that for the fiscal year ended September 30, 2004, none of the
   Portfolios had reached their respective specified asset levels to trigger the breakpoints to their respective advisory fee rates.  The Board also considered the fee waivers and expense reimbursement arrangements by the
   Advisers.  The Board determined that the advisory fee structure was reasonable and that no changes were currently necessary.

   Other Benefits to the Advisers. The Board of Trustees, including the
   Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also other potential benefits to the
   Advisers, such as the ability to leverage investment professionals that also manage other portfolios, raising the profile of BlackRock in the broker-dealer community, and the engagement of affiliates of the Advisers as service providers to the Portfolios, including for administrative, transfer agency, distribution and custodial services.  The Board also noted
   that the Advisers may benefit from the use of soft dollars for research, which may be used by the Advisers to manage other accounts.

   The Board concluded that other ancillary benefits that the Advisers and their affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios, such as those noted above, were consistent with those available to other mutual fund sponsors.

   No single factor was considered in isolation or to be determinative in the
   Board's decision to approve the Advisory Contracts.  Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Advisory Contracts, including the fees to be charged for services thereunder.

(B)  PricewaterhouseCoopers LLP ("PwC"), the Fund's former independent auditor, has been hired as an internal audit supporting service provider by The PNC
   Financial Services Group, Inc. ("PNC"), the parent company of the Fund's investment adviser and certain other service providers. In order to provide certain services to PNC and its affiliates which would have caused PwC to no longer be independent with respect to the Fund, PwC declined to stand for re-election as independent auditor of the Fund after the completion of the fiscal 2003 audit.

   The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent auditor to audit the Fund's financial statements for fiscal year 2005. A majority of the Fund's Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche
   LLP as the Fund's independent auditor for the Fund's fiscal 2005 audit on
   November 12, 2004, subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(C)  As previously disclosed, BlackRock has received subpoenas from various federal and state governmental and regulatory authorities and various information requests from the Securities and Exchange Commission in connection with ongoing industry-wide investigations of mutual fund matters.

(D)  The amounts paid by the Fund to the Chief Compliance Officer (CCO) for the
   six months ended March 31, 2005, were $81,903.

68

                                BLACKROCK FUNDS

Investment Adviser

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Sub-Adviser

     BlackRock Financial Management, Inc.

     New York, New York 10022

Custodian

     PFPC Trust Co.

     Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent

     PFPC Inc.

     Wilmington, Delaware 19809

Distributor

     BlackRock Distributors, Inc.

     King of Prussia, Pennsylvania 19406

Co-Administrator

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Counsel

     Simpson Thacher & Bartlett LLP

     New York, New York 10017

Independent Registered Public Accounting Firm

     Deloitte & Touche LLP

     Philadelphia, Pennsylvania 19103

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at
http://www.sec.gov.

Information on how proxies relating to the Fund's voting securities were voted
(if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's
Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington,
D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

                                BLACKROCK FUNDS
                                 FUND SPECTRUM

 BlackRock Funds is a leading mutual fund company currently managing approximately $26 billion in the following portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing.

STOCK PORTFOLIOS
--------------------------------------
   Investment Trust                      Small Cap Core Equity
   Large Cap Value Equity                Small Cap Growth Equity
   Large Cap Growth Equity               Global Science & Technology Opportunities
   Dividend AchieversTM                  Global Resources
   Legacy                                All-Cap Global Resources
   Mid-Cap Value Equity                  Health Sciences
   Mid-Cap Growth Equity                 U.S. Opportunities
   Aurora                                International Opportunities
   Small/Mid-Cap Growth                  Index Equity
   Small Cap Value Equity
STOCK & BOND PORTFOLIOS
--------------------------------------
   Asset Allocation
BOND PORTFOLIOS
--------------------------------------
   Enhanced Income                       Government Income
   Low Duration Bond                     Inflation Protected Bond
   Intermediate Government Bond          GNMA
   Intermediate Bond                     Managed Income
   Intermediate PLUS Bond                International Bond
   Core Bond Total Return                High Yield Bond
   Core PLUS Total Return
TAX-FREE BOND PORTFOLIOS
--------------------------------------
   UltraShort Municipal                  Ohio Tax-Free Income
   Tax-Free Income                       Delaware Tax-Free Income
   Pennsylvania Tax-Free Income          Kentucky Tax-Free Income
   New Jersey Tax-Free Income
MONEY MARKET PORTFOLIOS
--------------------------------------
   Money Market                          North Carolina Municipal Money Market
   U.S. Treasury Money Market            Ohio Municipal Money Market
   Municipal Money Market                Pennsylvania Municipal Money Market
   New Jersey Municipal Money Market     Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

ACCOUNT INFORMATION
Call us at 1-800-441-7762 to get information about your account balances, recent transactions and share prices. You can also reach us on the web at
www.blackrock.com.

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have
$50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell and Simple IRA's.

ADDITIONAL INFORMATION ABOUT THE BLACKROCK FUNDS
For additional reports or additional information, as well as more current information about portfolio holdings and characteristics, BlackRock Fund shareholders and prospective investors may call 1-800-441-7762.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
[GRAPHIC OMITTED]

 BND-SEMI2

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED
 INCOME  LIQUIDITYREAL ESTATE BlackRock Funds

Strategic Portfolio

Semi-Annual Report to Shareholders

March 31, 2005 (Unaudited)

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                        BLACKROCK STRATEGIC PORTFOLIO I

Total Net Assets (3/31/05): $67.8 million

Performance Benchmark

     Citigroup Non-U.S. World Government Bond Index (Hedged)

Investment Approach

     Seeks to maximize total return through the investment in a portfolio of investment grade fixed income securities of foreign and U.S. issuers denominated in foreign currencies, baskets of foreign currencies and the U.S.
dollar. The Portfolio normally invests at least 65% of its total assets in non-dollar denominated bonds of issuers located outside of the United States.
The Portfolio intends to primarily invest in developed countries, although it has the ability to invest up to 20% of its total assets in bonds of issuers in emerging market countries. The Portfolio may also invest in non-U.S.
currencies. Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return. When determining what securities to purchase and sell, the management team considers, among other things, the relative risk versus the potential reward of owning a security; the credit, interest rate and prepayment risk; and general market conditions. In addition, the management team conducts intense credit analysis and review of each security purchased or sold.

Recent Portfolio Management Activity

     o  The Portfolio underperformed the benchmark for the semi-annual period.

     o  Non-U.S. bond markets dramatically outperformed the U.S bond market during the first half of the semi-annual period as several macroeconomic themes came to the forefront. The rebound in U.S. economic growth and the determination of the Federal Reserve to maintain its measured tightening process contrasted with more sluggish conditions in Europe and Japan. After trading in a relatively narrow range for most of the year, the U.S. dollar broke sharply lower against major currencies in the fourth quarter of 2004. The trade-weighted dollar index was down 7.5% with the dollar establishing record lows against the euro and multi-year lows against most major currencies. The strength of the euro and other currencies exacerbated the slowdown concerns for those countries, leading to lowered expectations for central bank tightening.
During the fourth quarter, Canadian bonds rallied as the Bank of Canada abruptly halted their tightening program in light of a stronger Canadian dollar. The Portfolio reduced its exposure to Canada during the fourth quarter.

     o  In the second half of the semi-annual period, European bonds were, on balance, unchanged. In contrast to the U.S. where a combination of solid economic growth and inflation fears pushed up interest rates, disappointing economic releases dampened optimism for a significant European rebound. Higher oil prices and the strong euro continued to hamper manufacturing, resulting in sluggish GDP growth in the entire Euro-zone, in particular Germany, and rising unemployment in the major economies. This environment reinforced expectations that the European Central Bank ("ECB") would continue to hold official rates at
2% throughout most of the year. Growth in the U.K. remained relatively robust, but the MPC nonetheless kept rates unchanged throughout the quarter. The euro depreciated 4.4% versus the U.S. dollar during the quarter, and it remains vulnerable given the cyclical factors of higher relative U.S. growth.

     o  Japan also experienced disappointing economic news during the first quarter of 2005, resulting in a modest decline in bond yields. In particular, the fourth quarter GDP was released as a modest negative number, the third consecutive quarter of negative growth. The yen remained in a narrow range throughout the period, but weakened at quarter end versus the resurgent U.S.
dollar. In the Dollar Bloc, Canadian bonds outperformed U.S. bonds as the Bank of Canada kept official rates unchanged at 2.5% given the persistent strength of the Canadian dollar and sluggish economic conditions. In contrast, the
Reserve Bank of Australia and the Reserve Bank of New Zealand both raised official rates 25 basis points, to 5.50% and 6.75%, respectively.

     o  For the semi-annual period, the Portfolio remained long duration in New
Zealand and Mexico. The Portfolio initiated an exposure to Swedish inflation-linked bonds given attractive break-even levels and scope for inflation to build. The Portfolio also held small currency positions throughout the period with trades on the pound versus euro, yen versus euro and Mexican peso versus the U.S. dollar.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE STRATEGIC
                                PORTFOLIO I AND
THE CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX (HEDGED) FROM  INCEPTION.

                                       [LINE CHART]

                 Institutional     Citigroup Non-U.S. World Government Bond Index (Hedged)
                 -------------     -------------------------------------------------------
10/06/1997          $ 10,000                              $ 10,000
12/31/1997            10,141                                10,203
03/31/1998            10,303                                10,515
06/30/1998            10,515                                10,758
09/30/1998            11,084                                11,319
12/31/1998            11,136                                11,381
03/31/1999            11,131                                11,590
06/30/1999            11,164                                11,517
09/30/1999            11,290                                11,572
12/31/1999            11,349                                11,708
03/31/2000            11,478                                11,962
06/30/2000            11,786                                12,179
09/30/2000            12,245                                12,378
12/31/2000            13,268                                12,834
03/31/2001            13,709                                13,186
06/30/2001            13,542                                13,236
09/30/2001            14,144                                13,524
12/31/2001            14,448                                13,617
03/31/2002            14,484                                13,563
06/30/2002            15,350                                13,869
09/30/2002            15,521                                14,326
12/31/2002            16,037                                14,550
03/31/2003            16,070                                14,742
06/30/2003            16,490                                14,935
09/30/2003            16,512                                14,819
12/31/2003            16,566                                14,823
03/31/2004            16,949                                15,071
06/30/2004            16,612                                14,909
09/30/2004            16,956                                15,263
12/31/2004            17,268                                15,591
03/31/2005            17,215                                15,784

                        FOR PERIOD ENDING MARCH 31, 2005

     Strategic Portfolio I - Average Annual Return
   1 Year        3 Year       5 Year      From Inception
------------   ----------   ----------   ---------------
  1.57%            5.93%        8.44%          7.53%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

                                                                               1

                        BLACKROCK STRATEGIC PORTFOLIO I

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA          73.5%
AA             4.9
A             14.2
BBB            2.8
Unrated        4.6
             -----
  Total      100.0%
             =====

Countries (% of long-term
       investments)
Sweden          45.3%
Mexico           22.5
United States    18.0
New Zealand      10.0
Canada            4.2
                -----
  Total         100.0%
                =====

        Portfolio Statistics
Average maturity (years)       3.50
Effective Duration2            3.79

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the portfolio for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.
--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                     Hypothetical Expenses
                                                            Actual Expenses       (5% return before expenses)
                                                         ---------------------   ----------------------------
                                                          Institutional Class         Institutional Class
                                                         ---------------------   ----------------------------
Beginning Account Value (10/01/04)                           $   1,000.00                $   1,000.00
Ending Account Value (3/31/05)                                   1,015.30                    1,023.83
Expenses Incurred During Period (10/01/04 - 3/31/05)                 1.11                        1.11

For the Institutional share class of the Portfolio, expenses are equal to the annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 182/
365 (to reflect the one-half year period).

2

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                        BLACKROCK STRATEGIC PORTFOLIO I

AS OF MARCH 31, 2005 (UNAUDITED)

                                            PAR
                           MATURITY        (000)          VALUE
                          ---------- ---------------- -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.4%
  U.S. Treasury Notes
    3.50%(b)
  (Cost $5,971,566)       12/15/09     $    6,000      $ 5,828,202
                                                       -----------
FOREIGN BONDS - 78.7%
Canada - 3.7%
  Canada Government Bonds (CND)
    3.25%                 12/01/06          2,500(c)     2,069,761
                                                       -----------
Mexico - 20.2%
  Mexican Fixed Rate Bonds (MXP)
    8.00%                 12/24/08         22,480(c)     1,879,381
    9.00%                 12/24/09        109,500(c)     9,370,885

                                                       ===========
                                                        11,250,266
                                                       -----------
New Zealand - 14.5%
  General Electric Capital Corp.
(NZD)
    6.62%                 02/04/10          4,500(c)     3,162,477
  New Zealand Government (NZD)
    6.00%                 04/15/15          7,100(c)     4,988,892

                                                       ===========
                                                         8,151,369
                                                       -----------
Sweden - 40.3%
  AB Spintab
    6.00%                 04/20/09         20,000(c)     3,134,414
  Statens Bostadsfinansier (SEK)
    5.50%                 12/17/08         20,000(c)     3,071,331
  Swedish Government (TIP) (SEK)
    4.00%                 12/01/08        106,471(c)    16,403,879

                                                       ===========
                                                        22,609,624
                                                       -----------
TOTAL FOREIGN BONDS
  (Cost $43,581,166)                                    44,081,020
                                                       -----------

                                               PAR/SHARES
                                    MATURITY     (000)        VALUE
                                   ---------- ----------- -------------
SHORT TERM INVESTMENTS - 10.9%
  Federal Home Loan Bank, Discount
    Notes
    2.55%                          04/01/05      $4,000    $4,000,000
  Galileo Money Market Fund                       2,133     2,132,871

                                                           ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $6,132,871)                                         6,132,871
                                                           ----------

TOTAL INVESTMENTS IN
  SECURITIES -  100.0%
  (Cost $55,685,603(a))     $56,042,093
                            ===========

-------------------

 (a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $1,033,943
      Gross unrealized depreciation                                     (677,453)
                                                                       ----------
                                                                       $ 356,490
                                                                       ==========

 (b) Securities, or a portion thereof, pledged as collateral with a value of
       $485,683 on 314 long U.S. Treasury Note futures contracts and 123 short
       Euro Bobl futures contracts expiring June 2005.  The value of such contracts on March 31, 2005 was $51,585,540, with an unrealized loss of
       $32,198 (including commissions of $691).
     (c) In local currency.

          KEY TO INVESTMENT ABBREVIATIONS
  CND     Canadian Dollar
  MXP     Mexican Peso
  NZD     New Zealand Dollar
  SEK     Swedish Krone
  TIP     Treasury Inflation Protected Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               3

                                BLACKROCK FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                        BLACKROCK STRATEGIC PORTFOLIO I

MARCH 31, 2005 (UNAUDITED)

ASSETS
 Investments at value (Cost $55,685,603).................................     $  56,042,093
 Cash denominated in foreign currencies (Cost $1,651,035)................         1,600,609
 Interest receivable ....................................................           931,499
 Investments sold receivable ............................................        11,089,917
 Capital shares sold receivable .........................................            32,289
 Prepaid expenses .......................................................             1,206
 Unrealized appreciation on forward foreign currency contracts ..........         1,072,109
 Futures margin receivable ..............................................           128,944

                                                                              =============
    TOTAL ASSETS ........................................................        70,898,666
                                                                              -------------
LIABILITIES
 Investments purchased payable ..........................................         2,089,619
 Distributions payable ..................................................             3,033
 Administrative fees payable ............................................             4,745
 Transfer agent fees payable ............................................             3,594
 Other accrued expenses payable .........................................             4,614
 Futures margin payable .................................................            51,002
 Unrealized depreciation on forward foreign currency contracts ..........           945,283

                                                                              =============
    TOTAL LIABILITIES ...................................................         3,101,890
                                                                              -------------
NET ASSETS (Applicable to 7,805,499 Institutional shares outstanding) ...     $  67,796,776
                                                                              =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER INSTITUTIONAL SHARE ($67,796,776/7,805,499).........................     $        8.69
                                                                              =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       4

                                BLACKROCK FUNDS
                            STATEMENT OF OPERATIONS
                        BLACKROCK STRATEGIC PORTFOLIO I

FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

Investment income:
 Interest ...........................................................................    $  1,579,223
                                                                                         ------------
Expenses:
 Investment advisory fee ............................................................          68,378
 Administration fee .................................................................          78,635
 Custodian fee ......................................................................          13,104
 Transfer agent fee .................................................................          11,158
 Legal and audit fees ...............................................................          10,400
 Trustees' fees .....................................................................           1,278
 Other ..............................................................................           1,290
                                                                                         ------------
   Total expenses excluding interest expense ........................................         184,243
    Interest expense ................................................................          10,501
                                                                                         ------------
   Total expenses ...................................................................         194,744
                                                                                         ------------
    Less investment advisory fees waived ............................................         (68,378)
    Less investment administration fees waived ......................................         (52,767)
   Net expenses .....................................................................          73,599
                                                                                         ------------
Net investment income ...............................................................       1,505,624
                                                                                         ------------
Realized and unrealized gain (loss) on investments and foreign currency transactions:
 Net realized gain (loss) from:
   Investment transactions ..........................................................       1,105,946
   Futures contracts ................................................................        (164,184)
   Foreign currency related transactions ............................................         794,189
                                                                                         ------------
                                                                                            1,735,951
                                                                                         ------------
 Change in unrealized appreciation/depreciation from:
   Investments ......................................................................      (2,600,306)
   Futures contracts ................................................................         (42,124)
   Foreign currency related transactions ............................................         473,002
                                                                                         ------------
                                                                                           (2,169,428)
                                                                                         ------------
Net loss on investments, futures contracts, and foreign currency transactions .......        (433,477)
                                                                                         ------------
Net increase in net assets resulting from operations ................................    $  1,072,147
                                                                                         ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       5

                                BLACKROCK FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS
                        BLACKROCK STRATEGIC PORTFOLIO I

                                                                                 FOR THE
                                                                            SIX MONTHS ENDED         FOR THE
                                                                                 3/31/05           YEAR ENDED
                                                                               (UNAUDITED)           9/30/04
                                                                           ------------------   ----------------
Increase in net assets:
 Operations:
  Net investment income ................................................     $   1,505,624       $   3,051,524
  Net realized gain (loss) on investments, futures contracts and
   foreign currency related transactions ...............................         1,735,951            (648,595)
  Net change in unrealized appreciation/depreciation on
   investments, futures contracts and foreign currency related
   transactions ........................................................        (2,169,428)           (299,876)
                                                                             -------------       -------------
  Net increase in net assets resulting from operations .................         1,072,147           2,103,053
                                                                             -------------       -------------
Distributions to shareholders from:
  Net investment income ................................................        (1,505,478)         (1,724,257)
  Capital ..............................................................                 -          (1,327,267)
                                                                             -------------       -------------
  Total distributions to shareholders ..................................        (1,505,478)         (3,051,524)
                                                                             -------------       -------------
Capital share transactions:
  Shares sold ..........................................................        57,594,099          48,655,002
  Shares issued in reinvestment of dividends ...........................         1,493,446           3,172,537
  Shares redeemed ......................................................       (58,167,334)        (39,691,524)
                                                                             -------------       -------------
                                                                                   920,211          12,136,015
                                                                             -------------       -------------
  Total increase in net assets .........................................           486,880          11,187,544
                                                                             -------------       -------------
Net assets:
  Beginning of period ..................................................        67,309,896          56,122,352
                                                                             -------------       -------------
  End of period ........................................................     $  67,796,776       $  67,309,896
                                                                             =============       =============
End of period distributions in excess of net investment income .........     $    (413,930)      $    (414,076)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       6

                                BLACKROCK FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         FOR THE
                                                                    SIX MONTHS ENDED     FOR THE
                                                                         3/31/05       YEAR ENDED
                                                                       (UNAUDITED)       9/30/04
                                                                   ------------------ ------------
Per share operating performance:
Net asset value, beginning of period .............................      $  8.75         $  8.85
                                                                        -------         -------
 Net investment income ...........................................        0.19             0.331
 Net realized and unrealized gain (loss) on investments ..........       (0.06)          (0.10)
                                                                        -------         --------
  Net increase from investment operations ........................        0.13             0.23
                                                                        -------         --------
 Distributions from net investment income ........................       (0.19)          (0.16)
 Distributions from net realized gains ...........................            -                -
 Distributions from capital ......................................            -           (0.17)
                                                                        -------         --------
  Total distributions ............................................       (0.19)          (0.33)
                                                                        -------         --------
 Net asset value, end of period ..................................      $  8.69         $  8.75
                                                                        =======         ========
Total Return .....................................................        1.53%           2.69%
Ratios / Supplemental data
Net assets, end of period (in thousands) .........................     $ 67,797         $ 67,310
Ratio of expenses to average net assets ..........................         0.22%2           0.42%
Ratio of expenses to average net assets (excluding interest
 expense) ........................................................         0.18%2           0.23%
Ratio of expenses to average net assets (excluding waivers) ......         0.57%2           0.71%
Ratio of net investment income to average net assets .............         4.40%2           3.80%
Ratio of net investment income to average net assets (excluding
 waivers) ........................................................         4.05%2           3.51%
Portfolio turnover ...............................................          106%             203%

                                                                      FOR THE      FOR THE      FOR THE     FOR THE
                                                                    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                      9/30/03      9/30/02      9/30/01     9/30/00
                                                                   ------------ ------------ ------------ -----------
Per share operating performance:
Net asset value, beginning of period .............................   $  8.87      $  9.20      $  8.63     $  8.51
                                                                     -------      -------      -------     --------
 Net investment income ...........................................      0.42         0.42         0.72        0.57
 Net realized and unrealized gain (loss) on investments ..........      0.13         0.40         0.58        0.12
                                                                     -------      -------      -------     --------
  Net increase from investment operations ........................      0.55         0.82         1.30        0.69
                                                                     -------      -------      -------     --------
 Distributions from net investment income ........................     (0.57)      (1.15)      (0.65)     (0.57)
 Distributions from net realized gains ...........................          -            -       (0.08)          -
 Distributions from capital ......................................          -            -            -           -
                                                                     --------     --------     --------    --------
  Total distributions ............................................     (0.57)      (1.15)      (0.73)     (0.57)
                                                                     --------     --------     --------    --------
 Net asset value, end of period ..................................   $  8.85      $  8.87      $  9.20     $  8.63
                                                                     ========     ========     ========    ========
Total Return .....................................................       6.39%        9.74%       15.51%       8.46%
Ratios / Supplemental data
Net assets, end of period (in thousands) .........................   $ 56,122     $ 31,253     $ 33,297    $ 29,367
Ratio of expenses to average net assets ..........................       0.26%        0.85%        0.27%       0.26%
Ratio of expenses to average net assets (excluding interest
 expense) ........................................................       0.26%        0.26%        0.26%       0.26%
Ratio of expenses to average net assets (excluding waivers) ......       0.50%        1.15%        0.60%       0.68%
Ratio of net investment income to average net assets .............       3.89%        4.73%        5.82%       6.67%
Ratio of net investment income to average net assets (excluding
 waivers) ........................................................       3.65%        4.43%        5.49%       6.25%
Portfolio turnover ...............................................        235%         180%         189%        324%

---------
1 Calculated using the average shares outstanding method.

2 Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       7

                                BLACKROCK FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

     BlackRock FundsSM (the "Fund") was organized on December 22, 1988 as a
Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 50 investment portfolios. These financial statements relate to the Fund's Strategic Portfolio I (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.

     Investment Valuation - Valuation of investments held by the Portfolio is as follows: fixed income investments are valued by using market quotations or prices provided by market makers; a portion of the fixed income investments are valued utilizing one or more pricing services approved by the Board of
Trustees; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m.
(Eastern time); the amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser under the supervision of the Board of Trustees determines that such method does not represent fair value. Any assets which are denominated in a non-U.S. currency are translated into U.S. dollars at the prevailing market rates. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the Board of Trustees as reflecting fair value ("Fair Value Assets"). The investment adviser will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee.
Such valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board of Trustees.

     When determining the price for a Fair Value Asset, the investment adviser shall seek to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction.
Fair value determinations shall be based upon all available factors that
BlackRock deems relevant.

     Dividends to Shareholders: Dividends from net investment income are declared by the Portfolio each day on "settled" shares (i.e. shares for which the Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of the Portfolio's net investment income will be declared as dividends. Net realized capital gains, if any, are distributed at least annually.

     Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S.dollars. Foreign currency amounts are translated into U.S.
dollars on the following basis:

     (I) Market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) Purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolio isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolio reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     Forward Foreign Currency Contracts: The Portfolio enters into forward foreign currency contracts as a hedge against either specific transactions or
Portfolio positions. These contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do

8

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the
Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 2005, the Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                                                                UNREALIZED
                                                                                                                  FOREIGN
                                                                                                VALUE AT         EXCHANGE
 SETTLEMENT DATE     CURRENCY AMOUNT            CURRENCY SOLD            CONTRACT AMOUNT     MARCH 31, 2005     GAIN (LOSS)
-----------------   -----------------   -----------------------------   -----------------   ----------------   ------------
     04/22/05          162,225,000      Swedish Krona ...............     $  23,348,992      $  22,982,857      $  366,135
     04/25/05          101,414,091      Mexican Peso ................         8,872,702          9,024,024        (151,322)
     04/26/05           12,750,329      Euro ........................        16,715,681         16,548,780         166,901
     04/27/05           10,650,000      Euro ........................        13,879,575         13,823,055          56,520
     04/27/05           29,200,000      New Zealand Dollar ..........        20,702,813         20,771,887         (69,074)
     04/27/05            6,420,000      Canadian Dollar .............         5,235,158          5,310,055         (74,897)
     04/28/05           10,476,464      Euro ........................        13,771,504         13,598,122         173,382
                                                                          -------------      -------------      ----------
                                                                          $ 102,526,425      $ 102,058,780      $  467,645
                                                                          =============      =============      ==========

                                                                                                                   UNREALIZED
                                                                                                                    FOREIGN
                                                                                                 VALUE AT           EXCHANGE
 SETTLEMENT DATE     CURRENCY AMOUNT            CURRENCY BOUGHT           CONTRACT AMOUNT     MARCH 31, 2005      GAIN (LOSS)
-----------------   -----------------   ------------------------------   -----------------   ----------------   ---------------
     04/20/05            44,755,000     Mexican Peso .................      $  3,918,487       $  3,986,312       $    67,825
     04/22/05             1,725,000     Swedish Krona ................           248,894            244,385            (4,509)
     04/25/05             6,590,000     Mexican Peso .................           582,567            586,391             3,824
     04/26/05            13,352,000     Euro .........................        17,335,324         17,329,695            (5,629)
     04/27/05            17,600,000     New Zealand Dollar ...........        12,501,122         12,520,042            18,920
     04/27/05         1,434,194,625     Japanese Yen .................        13,879,575         13,409,028          (470,547)
     04/28/05             7,300,000     Great British Pound ..........        13,771,503         13,767,140            (4,363)
     04/28/05             3,900,000     Canadian Dollar ..............         3,155,850          3,225,734            69,884
                                                                            ------------       ------------       -----------
                                                                            $ 65,393,322       $ 65,068,727       $  (324,595)
                                                                            ============       ============       ===========

     Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss is determined by use of specific identification method for both financial reporting and federal income purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

     Reverse Repurchase Agreements: The Portfolio may enter into reverse repurchase agreements with qualified third party brokers-dealers as determined by and under the direction of the Portfolio's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the
Portfolio enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     Futures Transactions: The Portfolio invests in futures contracts typically as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The Portfolio may also use these instruments for leverage.
These futures contracts obligate a portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated
quantity of a foreign currency. Upon entering into a futures contract, the
Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are

                                                                               9

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

recorded as unrealized gains or losses until the contracts are closed. When contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities.
Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     Option Writing/Purchasing: The Portfolio may write or purchase financial options contracts for the purpose of hedging its existing portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. When the Portfolio writes or purchases an option an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.
Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or loss on investment transactions. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call)
or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no options held by the Portfolio at March 31, 2005.

     Financing Transactions: The Portfolio may enter into financing transactions consisting of a sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

     Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires the use of management estimates. Actual results could differ from the estimates.

     Other: Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for the other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the
United States. Consequently, acquisition and disposition of securities by the
Portfolio may be inhibited.

(C) Transactions with Affiliates and Related Parties

     Pursuant to an Investment Advisory Agreement, BlackRock Financial
Management, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolio. For its advisory services,
BlackRock is entitled to receive fees, computed daily and paid monthly, at the annual rate of 0.20% of the Portfolio's average daily net assets.

10

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     BlackRock has contractually agreed to waive or reimburse all of its advisory fees for the Portfolio until February 1, 2006, and may reimburse the
Portfolio for certain operating expenses. For the six months ended March 31,
2005, advisory fees and waivers for the Portfolio were as follows:

    GROSS                           NET
   ADVISORY                       ADVISORY
     FEE            WAIVER          FEE
-------------   --------------   ---------
 $   68,378       $  (68,378)        $-

     In the interest of limiting the expenses of the Portfolio, BlackRock and the Portfolio have entered into a series of annual expense limitation agreements.  The agreements set a limit on certain operating expenses of the
Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.  These expense limits apply to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses).

     Effective February 1, 2005, BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 0.26% of the
Portfolio's average daily net assets.

     At March 31, 2005, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                           TOTAL WAIVERS
     EXPIRING             EXPIRING          SUBJECT TO
 JANUARY 31, 2007     JANUARY 31, 2008     REIMBURSEMENT
------------------   ------------------   --------------
    $   158,645           $ 37,985           $ 196,630

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services
Group, Inc., and BlackRock Advisors, Inc. ("BAI"), act as co-administrators for the Portfolio. For theses services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual rates:
0.085% of the first $500 million, 0.075% of the next $500 million and 0.065% of assets in excess of $1 billion. In addition, the Portfolio is charged an administration fee based on the following percentage of average daily net assets of the Portfolio's Institutional share class: 0.145% of the first $500 million, 0.135% of the next $500 million and 0.125% of assets in excess of $1 billion.

     PFPC and BAI may, at their discretion, waive all or any portion of their administration fees for the Portfolio's Institutional Share Class. For the six
months ended March 31, 2005, administration fees and waivers for the Portfolio were as follows:

      GROSS                               NET
 ADMINISTRATION                      ADMINISTRATION
       FEE             WAIVER             FEE
----------------   --------------   ---------------
   $   78,635        $  (52,767)        $ 25,868

     In addition, PFPC Trust Co., an indirect wholly-owned subsidiary of The
PNC Financial Services Group, Inc., serves as custodian for the Portfolio. PFPC serves as transfer and dividend disbursing agent. The annual transfer agent fee will not exceed 0.018% of the average daily net assets of the Portfolio plus per account fees and disbursements.

     As of March 31, 2005, affiliated payables were as follows:

                     STRATEGIC
                    ----------
  PFPC(1) .........  $12,184

(1) - payables to PFPC and PFPC Trust Co. are for Accounting, Administration,
   Custody and Transfer Agent services provided as of March 31, 2005.

(D) Purchase and Sales of Securities

     For the six months ended March 31, 2005, purchases and sales of investment securities, other than short-term investments and government securities, were
$52,722,633 and $77,647,661, respectively. For the six months ended March 31,
2005, purchases and sales of government securities were $54,053,658 and
$17,100,873, respectively.

                                                                              11

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(E) Capital Shares

     Transactions in capital shares for each period were as follows:

                                                                   FOR THE
                                                                  SIX MONTHS       FOR THE
                                                                    ENDED         YEAR ENDED
                                                                   3/31/05         9/30/04
                                                               --------------- ---------------
         Shares Sold ........................................      6,555,829       5,536,840
         Shares issued in reinvestment of dividends .........        195,150         361,760
         Shares redeemed ....................................     (6,614,510)     (4,547,851)
                                                                  ----------      ----------
         Net increase .......................................        136,469       1,350,749
                                                                  ==========      ==========

     On March 31, 2005, five shareholders held approximately 66% of the outstanding shares of the Portfolio.

(F) At March 31, 2005, net assets consisted of:

            Capital paid-in .....................................  $ 66,606,249
            End of period distributions in excess of net investment inc(413,930)
            Accumulated net realized gain on investment transactions,
    futures contracts and foreign currency related transactions .     1,184,552
            Net unrealized appreciation on investment transactions,
    futures contracts and foreign currency related transactions .       419,905
                                                                   ------------
    $ 67,79                                                               6,776
                                                                   ============

(G) Federal Tax Information

     No provision is made for Federal taxes as it is the Fund's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal
Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital and foreign currency gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal income tax purposes. There were no short-term or long-term capital gain distributions for the six month ended March 31, 2005.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

     The estimated tax character of distributions paid during the six months ended March 31, 2005 and the tax character of distributions paid during the year ended September 30, 2004 were as follows:

                                    TAX
                 ORDINARY         RETURN           TOTAL
    DATE          INCOME        OF CAPITAL     DISTRIBUTIONS
-----------   --------------   ------------   --------------

  3/31/05      $ 1,505,478      $        -     $ 1,505,478
  9/30/04        1,724,257       1,327,267       3,051,524

     As of March 31, 2005, the estimated tax components of distributable earnings/(accumulated losses) were as follows:

        UNDISTRIBUTED     UNDISTRIBUTED     ACCUMULATED      POST-
           ORDINARY         LONG-TERM         CAPITAL       OCTOBER
            INCOME         CAPITAL GAIN        LOSSES       LOSSES
       ---------------   ---------------   -------------   --------
          $ 770,228         $ 374,376            $-           $-

     The estimated Post-October losses represent losses realized on investment transactions from November 1, 2004 through March 31, 2005 that, in accordance with Federal income tax regulations, the Portfolio may defer and treat as

12

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONCLUDED)

having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

     At September 30, 2004, the Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates.

                        EXPIRING SEPTEMBER 30
       --------------------------------------------------------
           2009           2010          2011           TOTAL
       ------------   -----------   ------------   ------------
        $ 225,015      $ 95,501      $ 219,062      $ 539,578

                                                                              13

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

(A)  Board of Trustees' Consideration of the Advisory Contracts.  The
   Investment advisory agreement ("Advisory Contract") for the Strategic
   Portfolio I (the "Portfolio") of BlackRock Funds (the "Fund") was most recently approved by the Board of Trustees (the "Board" or the "Trustees")
   of the Fund at an in-person meeting of the Board held on March 1, 2005, including a majority of the Trustees who are not parties to the Advisory
   Contract or interested persons of any such party (as such term is defined in the Investment Company Act of 1940) (the "Independent Trustees").  In
   determining to approve the Advisory Contract, the Trustees met with the relevant investment advisory personnel from BlackRock Financial Management,
   Inc. (the "Adviser") and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Contract.  The Board received materials in advance of the meeting relating to its consideration of the Advisory Contract for the Portfolio, including: (i) fees and the expense ratio of the Portfolio in comparison to the fees and expense ratios of a peer group of funds, which consists of funds that have all of the following similar criteria: fund type, investment classification and objective, load type, asset level and expense structure and components
   ("peer group"); (ii) information on the investment performance of the
   Portfolio in comparison to the investment performance of a peer universe of funds, which is broader than a peer group and consists of funds that have all of the following similar criteria: fund type, investment classification and objective and load type ("performance universe"); (iii) the Adviser's economic outlook for the Portfolio and its general investment outlook for the markets; (iv) information with respect to profitability of BlackRock,
   Inc. ("BlackRock") and PNC Bank-affiliated companies with respect to the
   Portfolio, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the Adviser; and (vi) information regarding compliance records and regulatory matters relating to the Adviser.  The matters discussed below were considered separately by the Independent
   Trustees in an executive session, during which counsel who is independent of the Adviser and the Fund provided guidance to the Independent Trustees.

   Fees and Expenses.  In approving the Advisory Contract, the Trustees, including the Independent Trustees, considered the fees and expense ratio of the Portfolio.  They compared the fees, both before (referred to as
   "Contractual") and after (referred to as "Actual") any fee waivers and expense reimbursements, and the expense ratio of the Portfolio against fees and expense ratios of a peer group.  Both the peer group category and the funds within the peer group with respect to the fee and expense ratio comparisons were selected by Lipper, Inc. ("Lipper"), which is not affiliated with the Adviser.  In evaluating the Portfolio's advisory fees, the Trustees also took into account the complexity of investment management for the Portfolio relative to other types of funds.  In considering data based on information provided by Lipper, the Trustees noted that the
   Portfolio has contractual advisory fees lower than the median for its peer group.1

   The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by the
   Adviser, including closed-end investment companies and accounts that are not investment companies.

   1The Lipper peer group median was chosen as a conservative point of reference, taking into account that one-half of the population will have fees/expenses lower than the median.

14

                                BLACKROCK FUNDS

   Following consideration of this information, the Trustees, including the
   Independent Trustees, concluded that the fees to be paid pursuant to the
   Advisory Contracts were fair and reasonable in light of the services provided.

   Nature, Extent and Quality of Services.  The Trustees, including the
   Independent Trustees, received information concerning the investment philosophy and investment process used by the Adviser in managing the
   Portfolio, as well as a description of the capabilities, personnel and services of the Adviser and a copy of the current Form ADV of BlackRock
   Advisors, Inc.  In connection with this, the Trustees considered the
   Adviser's in-house research capabilities as well as other resources available to its personnel.  The Trustees considered the scope of the services provided by the Adviser to the Portfolio under the Advisory
   Contract relative to services typically provided by third parties to other funds.  The Trustees noted that the standard of care applicable under the
   Advisory Contract was comparable to that found generally in investment company advisory agreements.  The Trustees concluded that the scope of the
   Adviser's services to be provided to the Portfolio was consistent with the
   Portfolio's operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

   The Trustees also considered the quality of the services provided by the
   Adviser to the Portfolio.  The Trustees evaluated the procedures of the
   Adviser designed to fulfill its fiduciary duty to the Portfolio with respect to possible conflicts of interest, including its code of ethics
   (regulating the personal trading of its officers and employees), the procedures by which the Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Adviser in these matters.  The Trustees also received information concerning standards of the Adviser with respect to the execution of portfolio transactions.

   The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Contract.  The Trustees also took into account the time and attention devoted by senior management of the Adviser to the Portfolio.  The Trustees also considered the business reputation of the Adviser and its financial resources and concluded that the Adviser would be able to meet any reasonably foreseeable obligation under the
   Advisory Contract.

   Fund Performance.  The Board of Trustees, including the Independent
   Trustees, received and considered information about the Portfolio's investment performance in comparison to the investment performance of its performance universe.  The funds included within the  Portfolio's performance universe were selected by Lipper.  The Board was provided with performance data for the one-, three-, five- and ten-year periods, as applicable, ended November 30, 2004 ("relevant periods").  The Board also reviewed the investment performance of the Portfolio and the Adviser's market outlook with respect to the Portfolio.

   The Trustees noted that the Portfolio performed below its performance universe median during two of the relevant periods by more than 10%.  The
   Trustees also noted that in the judgment of the Adviser, the Portfolio's peer group as selected by Lipper did not accurately reflect the asset class of the Portfolio.  The Portfolio is intended solely for institutional clients who seek opportunistic indirect exposure to foreign markets, and is not comparable to other funds in the Lipper Global Income Funds classification, nor managed against any benchmarks.  Despite the recent decline in performance, the Portfolio outperformed its performance universe median for the 5-year period.

                                                                              15

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

   The Trustees discussed other factors relevant to the performance of the
   Portfolio.  The Trustees determined that, while the performance record of the Portfolio could be improved, the Adviser was taking steps to address relative underperformance.

   Profitability.  The Board of Trustees, including the Independent Trustees, considered the level of the Adviser's and affiliates' profits in respect of their relationship with the Portfolio.  This consideration included a broad review of the Adviser's methodology in allocating its costs to the management of the Portfolio.  The Board of Trustees considered the profits realized by the Adviser and affiliates in connection with the operation of the Portfolio and whether the amount of profit is a fair profit relative to their relationship with the Portfolio.  The Board of Trustees, including the Independent Trustees, also considered the Adviser's profit margins in comparison with available industry data.  The Board concluded that the
   Adviser's profit is a reasonable profit relative to the services provided to the Portfolio.

   Economies of Scale.  The Board of Trustees, including the Independent
   Trustees, considered whether there have been economies of scale in respect of the management of the Portfolio, whether the Portfolio has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

   The Board also considered the fee waivers and expense reimbursement arrangements by the Adviser.  The Board determined that the advisory fee structure was reasonable and that no changes were currently necessary.

   Other Benefits to the Advisers.  The Board of Trustees, including the
   Independent Trustees, also took into account not only the advisory fees payable by the Portfolio, but also other potential benefits to the Adviser, such as the ability to leverage investment professionals that also manage other portfolios, raising the profile of BlackRock in the broker-dealer community, and the engagement of affiliates of the Adviser as service providers to the Portfolio, including for administrative, transfer agency, distribution and custodial services.  The Board also noted that the Adviser may benefit from the use of soft dollars for research, which may be used by the Adviser to manage other accounts.

   The Board concluded that other ancillary benefits that the Adviser and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolio, such as those noted above, were consistent with those available to other mutual fund sponsors.

   No single factor was considered in isolation or to be determinative in the
   Board's decision to approve the Advisory Contract.  Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Portfolio to approve the continuation of the Advisory Contract, including the fees to be charged for services thereunder.

(B)  PricewaterhouseCoopers LLP ("PwC"), the Fund's former independent auditor, has been hired as an
   internal audit supporting service provider by The PNC Financial Services
   Group, Inc. ("PNC"), the parent company of the Fund's investment adviser and certain other service providers. In order to provide certain services to PNC and its affiliates which would have caused PwC to no longer be independent with respect to the Fund, PwC declined to stand for re-election as independent auditor of the Fund after the completion of the fiscal 2003 audit.

   The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent auditor to audit the Fund's financial statements for fiscal year 2005. A majority of the Fund's Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche
   LLP as the Fund's independent auditor for the Fund's fiscal 2005 audit on
   November 12, 2004, subject to the

16

                                BLACKROCK FUNDS

   right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(C)  As previously disclosed, BlackRock has received subpoenas from various federal and state governmental and regulatory authorities and various information requests from the Securities and Exchange Commission in connection with ongoing industry-wide investigations of mutual fund matters.

(D)  The amounts paid by the Fund to the Chief Compliance Officer (CCO) for the
   six months ended March 31, 2005, were $87,903.

                                                                              17

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                BLACKROCK FUNDS

Investment Adviser
     BlackRock Advisors, Inc.
     Wilmington, Delaware 19809

Custodian
     PFPC Trust Co.
     Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent
     PFPC Inc.
     Wilmington, Delaware 19809

Distributor
     BlackRock Distributors, Inc.
     King of Prussia, Pennsylvania 19406

Co-Administrator
     BlackRock Advisors, Inc.
     Wilmington, Delaware 19809

Counsel
     Simpson Thacher & Bartlett LLP
     New York, New York 10017

Independent Registered Public Accounting Firm
     Deloitte & Touche LLP
     Philadelphia, Pennsylvania 19103

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at
http://www.sec.gov.

Information on how proxies relating to the Fund's voting securities were voted
(if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's
Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington,
D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
[GRAPHIC OMITTED]

STRAT-SEMI

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED
 INCOME  LIQUIDITYREAL ESTATE BlackRock Funds

Exchange Portfolio

Semi-Annual Report to Shareholders

March 31, 2005 (Unaudited)

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                BLACKROCK FUNDS
                               EXCHANGE PORTFOLIO

Shareholder Letter..........................................................1
Portfolio Summary
  Exchange Portfolio......................................................2-3
Statement of Net Assets.................................................. ..
Portfolio Financial Statements

Notes to Financial Statements............................................8-12
Additional Information..................................................13-15

                     PRIVACY PRINCIPLES OF BLACKROCK FUNDS
BlackRock Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.
BlackRock Funds does not receive any nonpublic personal information relating to its shareholders who purchase shares through their broker-dealers. In the case of shareholders who are record owners of BlackRock Funds, BlackRock Funds receives nonpublic personal information on account applications or other forms.
With respect to these shareholders, BlackRock Funds also has access to specific information regarding their transactions in BlackRock Funds.
BlackRock Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders' accounts (for example, to a transfer agent).
BlackRock Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

                         BLACKROCK EXCHANGE PORTFOLIO

March 31, 2005

Dear Shareholder,

     We are pleased to present the Semi-Annual Report to Shareholders of the
BlackRock Exchange Portfolio for the period ended March 31, 2005. The
Semi-Annual Report includes important information on the Portfolio, and is organized as follows:

o  Portfolio Summary - discusses recent portfolio management activity and highlights total returns.

o  Fund Profile - displays characteristics of the Portfolio's holdings as of
   March 31, 2005.

o  Expense Example - discusses costs in a shareholder account and provides information for a shareholder to estimate his or her expenses by share class and to compare expenses of each share class to other funds.

o  Statement of Net Assets - lists portfolio holdings and includes each holding's market value and par amount/number of shares as of March 31,
   2005. The Statement of Net Assets also contains the net asset value for the
   Portfolio.

o  Statement of Operations - displays the components of the Portfolio's investment income and provides a detailed look at the Portfolio's expenses.
   The Statement of Operations also lists the aggregate change in value of a
   Portfolio's securities due to market fluctuations and security sales.

o  Statement of Changes in Net Assets - compares Portfolio information from the prior period to the current period. Specifically, it details shareholder distributions by share class, aggregate realized gains and losses, and the change in net assets from the beginning of the period to the end of the period.

o  Financial Highlights - includes the Portfolio's expense ratios, net asset values, total returns, distributions per share, and turnover ratios for the current period and the last five years or since inception.

o  Notes to Financial Statements - provides additional information on fees, a summary of significant accounting policies, a list of affiliated transactions, and a summary of purchases and sales of securities.

     There were two notable recent developments for the BlackRock Funds (the
"Fund").

     First, on January 31, 2005, BlackRock, Inc., the parent of BlackRock
Advisors, Inc., the Fund's investment adviser, acquired SSRM Holdings, Inc., the parent of State Street Research & Management Company, the investment adviser to the former State Street Research Funds. The transaction enhances
BlackRock's investment management platform with additional US equity, alternative investment, and real estate equity management capabilities. In addition, the scale and scope of BlackRock's open-end and closed-end mutual funds and distribution capabilities has expanded significantly. We believe that we can incorporate the best of both organizations to deliver high quality products to both institutional and individual investors.

     Second, a proxy statement was recently sent to shareholders of all portfolios of the Fund asking them to consider and vote upon the election of nine trustees to the board of trustees of the Fund (the "Board"). Five of the nine nominees were already serving as trustees of the Fund and the additional nominees had previously served as trustees of the State Street Research Funds.
Due to the increased size and complexity of the Fund resulting from the reorganization with the State Street Research Funds, and an increase in the responsibilities of boards of trustees of funds generally, the current Board believed it was in the best interest of the Fund to increase the size of the
Board. On April 29, 2005, the special meeting of shareholders was held, at which all of the nominees included in the proxy were duly elected to the Board.

     We hope you find the report informative, and we thank you for making
BlackRock part of your investment strategy.

Sincerely,

[GRAPHIC OMITTED]

 Anne Ackerley
Managing Director
BlackRock Advisors,Inc.

                                                                               1

                         BLACKROCK EXCHANGE PORTFOLIO

Total Net Assets (3/31/05): $287.2 million

Performance Benchmark

     S&P 500(Reg. TM) Index

Investment Approach

     Seeks long-term growth of capital and consequent long-term growth of income by investing largely in a diversified and supervised portfolio of common stocks, or securities convertible into common stocks, believed by management to have growth potential over the years. In pursuing the Portfolio's investment objective, the management team seeks to minimize the recognition of capital gains.

Recent Portfolio Management Activity

     o  On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. (BAI), acquired SSRM Holdings, Inc., the parent of State Street Research &
Management Company (SSRM), the investment adviser to the State Street Research mutual funds. In connection with the transaction, the BlackRock Exchange
Portfolio (the Portfolio) reorganized with the State Street Research Exchange
Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the Portfolio in exchange for shares of the Portfolio, which were then distributed to the SSR Fund shareholders.  For periods prior to
January 31, 2005, the performance information shown reflects the performance of the SSR Fund, which had substantially similar investment goals and strategies as the Portfolio.

     o  The Portfolio underperformed the benchmark for the semi-annual period.

     o  U.S. equity markets lost ground during the first quarter of 2005, as the S&P 500(Reg. TM) Index sustained its largest quarterly loss in two years, declining 2.2%. Investors became increasingly concerned about the impact that higher commodity prices might have on the economy and feared that inflationary pressures are on the rise. Market weakness during the first quarter was not enough to offset gains from the fourth quarter of 2004 as the S&P 500(Reg. TM)
Index gained 6.9% during the six-month period. In this environment (for the
6-month period) mid-capitalization stocks outperformed their large- and small-capitalization counterparts, while value stocks continued to outperform growth stocks.

     o  During the period, security selection detracted from the Portfolio's performance versus its benchmark. In particular, weakness among consumer staples, financials and health care had a negative impact on performance.
Security selection in industrials and telecommunication services aided performance. Positions in beverages, food and staples retailing and household products detracted from relative returns in consumer staples. Specifically the
Portfolio's exposure to Anheuser-Busch, Wal-Mart and Procter & Gamble contributed to relative underperformance. While the Portfolio's underweight to the financials sector helped relative performance, weakness among specific consumer finance, insurance, and thrifts and mortgage finance holdings detracted from returns. Overweight positions in American Express, American
International Group and Fannie Mae were the major drivers of underperformance in the sector.  Select disappointments within health care hurt returns. Within health care equipment and supplies, the Portfolio's position in drug industry servicing firm Millipore detracted from returns, while shares of Wyeth declined among its pharmaceutical holdings.

     o  The Portfolio produced strong absolute gains within the energy sector, bolstered by its overweight to the group. However, security selection results hurt relative returns, as the Portfolio's positions within both the oil and gas and energy equipment and services industries lagged those within the benchmark.
Strong performance in the Portfolio's aerospace and defense and machinery holdings was the key driver of its strong relative gains in the industrials sector. Within these industries, Portfolio overweights in Boeing and
Caterpillar aided returns.
     o  At the end of the period, relative to the S&P 500(Reg. TM), the
Portfolio was overweight in the consumer staples, energy and health care sectors and was underweight in the consumer discretionary and financials sectors.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EXCHANGE PORTFOLIO
                                      AND
               THE S&P 500(REG. TM) INDEX FOR THE PAST TEN YEARS.

                    [LINE CHART]

            Exchange Portfolio     S&P 500256 Index
            ------------------     ----------------
03/31/1995       $ 10,000              $ 10,000
06/30/1995         10,903                10,955
09/30/1995         11,642                11,825
12/31/1995         12,317                12,537
03/31/1996         13,332                13,210
06/30/1996         13,870                13,803
09/30/1996         14,523                14,230
12/31/1996         15,527                15,416
03/31/1997         16,029                15,829
06/30/1997         19,120                18,593
09/30/1997         20,127                19,985
12/31/1997         20,450                20,559
03/31/1998         23,137                23,427
06/30/1998         24,281                24,201
09/30/1998         21,701                21,793
12/31/1998         26,195                26,434
03/31/1999         28,205                27,751
06/30/1999         30,095                29,707
09/30/1999         28,241                27,853
12/31/1999         31,065                31,997
03/31/2000         31,303                32,731
06/30/2000         30,587                31,861
09/30/2000         30,487                31,553
12/31/2000         29,782                29,084
03/31/2001         25,727                25,636
06/30/2001         26,767                27,136
09/30/2001         23,835                23,153
12/31/2001         26,698                25,627
03/31/2002         27,407                25,698
06/30/2002         23,548                22,255
09/30/2002         20,056                18,410
12/31/2002         21,685                19,964
03/31/2003         21,307                19,335
06/30/2003         23,866                22,312
09/30/2003         24,280                22,902
12/31/2003         26,215                25,690
03/31/2004         26,703                26,125
06/30/2004         27,035                26,575
09/30/2004         26,637                26,078
12/31/2004         28,215                28,486
03/31/2005         27,445                27,874

                        FOR PERIOD ENDING MARCH 31, 2005

      Exchange Portfolio - Average Annual Return
   1 Year        3 Year         5 Year        10 Year
------------   ----------   -------------   -----------
  2.82%            0.05%         (2.61)%        10.63%

THE INCEPTION DATE OF THE PORTFOLIO WAS 12/17/76.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

2

                         BLACKROCK EXCHANGE PORTFOLIO

FUND PROFILE

Top Ten Holdings (% of long-term investments)
Exxon Mobil Corp.                    6.6%
American Express Co.                   5.5
Target Corp.                           4.8
The Procter & Gamble Co.               4.6
General Electric Co.                   4.4
SLM Corp.                              4.1
Wal-Mart Stores, Inc.                  4.0
Berkshire Hathaway, Inc. - Class B     3.7
First Data Corp.                       3.7
Microsoft Corp.                        3.4

                                     =====
     Total                           44.8%
                                     =====

   Top Ten Industries (% of long-term
              investments)
Oil & Gas                      12.9%
Finance                        11.4
Pharmaceuticals                10.2
Retail Merchandising            8.8
Computer & Office Equipment     8.0
Computer Software & Services    7.1
Soaps & Cosmetics               4.6
Beverages & Bottling            4.5
Aerospace                       4.5
Manufacturing                   4.4
                               ----
Total                          76.4%
                               ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                Hypothetical Expenses
                                                         Actual Expenses     (5% return before expenses)
                                                        -----------------   ----------------------------
                                                         BlackRock Class           BlackRock Class
                                                        -----------------   ----------------------------
Beginning Account Value (10/1/04)                         $   1,000.00              $   1,000.00
Ending Account Value (3/31/05)                                1,030.20                  1,021.72
Expenses Incurred During Period (10/1/04 - 3/31/05)               3.29                      3.28

For the BlackRock share class of the Portfolio, expenses are equal to the annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182/
365 (to reflect the one-half year period).

For the period October 1, 2004 through January 30, 2005, the "Actual Expenses"
table reflects the expenses of the State Street Research Exchange Fund prior to its reorganization with the Portfolio on that date. Restated to reflect the
Portfolio's current expenses for the entire semi-annual period, (i) "Ending
Account Value" on March 31, 2005 would have been $1,030.00 and (ii) "Expenses
Incurred During Period" for the period October 1, 2004 through March 31, 2005 would have been 3.04.

                                                                               3

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          BLACKROCK EXCHANGE PORTFOLIO

AS OF MARCH 31, 2005 (UNAUDITED)

                             NUMBER
                           OF SHARES       VALUE
                          ----------- --------------
COMMON STOCKS - 98.5%
Aerospace - 4.4%
  The Boeing Co.             131,800   $  7,705,028
  General Dynamics Corp.      46,500      4,977,825

                                       ============
                                         12,682,853
                                       ------------
Banks - 1.5%
  J.P. Morgan Chase &        124,728      4,315,589
                                       ------------
Co., Inc.
Beverages & Bottling - 4.4%
  Anheuser-Busch Cos.,       192,315      9,113,808
Inc.
  The Coca-Cola Co.           87,735      3,655,917

                                       ============
                                         12,769,725
                                       ------------
Computer & Office Equipment - 7.9%
  Dell, Inc.(b)              170,500      6,550,610
  Hewlett-Packard Co.        349,270      7,662,984
  International Business
Machines
    Corp.                     92,371      8,440,862

                                       ============
                                         22,654,456
                                       ------------
Computer Software & Services - 7.0%
  First Data Corp.           266,480     10,475,329
  Microsoft Corp.            399,890      9,665,341

                                       ============
                                         20,140,670
                                       ------------
Conglomerates - 3.7%
  Berkshire Hathaway,          3,687     10,530,072
                                       ------------
Inc. - Class B
Electronics - 1.8%
  Agilent Technologies,       29,749        660,428
Inc.(b)
  Intel Corp.                200,000      4,646,000

                                       ============
                                          5,306,428
                                       ------------
Finance - 11.2%
  American Express Co.       305,626     15,700,008
  Fannie Mae                  88,105      4,797,317
  SLM Corp.                  233,200     11,622,688

                                       ============
                                         32,120,013
                                       ------------
Food & Agriculture - 0.1%
  General Mills, Inc.          8,497        417,628
                                       ------------
Insurance - 2.1%
  American International     106,800      5,917,788
                                       ------------
Group, Inc.
Machinery & Heavy Equipment - 3.0%
  Caterpillar, Inc.           93,884      8,584,753
                                       ------------
Manufacturing - 4.3%
  General Electric Co.       344,970     12,439,618
                                       ------------
Medical & Medical Services - 2.5%
  Medco Health Solutions,     11,124        551,417
Inc.(b)
  Millipore Corp.(b)         150,000      6,510,000

                                       ============
                                          7,061,417
                                       ------------
Medical Instruments & Supplies - 4.0%
  Johnson & Johnson          124,195      8,340,936
  Medtronic, Inc.             60,000      3,057,000

                                       ============
                                         11,397,936
                                       ------------
Oil & Gas - 12.7%
  BP PLC                     147,629      9,212,050
  Exxon Mobil Corp.          312,469     18,623,152
  Schlumberger Ltd.          109,238      7,699,094
  Transocean, Inc.(b)         21,148      1,088,276

                                       ============
                                         36,622,572
                                       ------------

                             NUMBER
                           OF SHARES       VALUE
                          ----------- --------------
COMMON STOCKS (Continued)
Pharmaceuticals - 10.0%
  AstraZeneca PLC - ADR       76,000   $  3,004,280
  Merck & Co., Inc.           83,999      2,719,048
  Novartis AG - ADR
                             185,384      8,672,264
  Pfizer, Inc.
                             316,146      8,305,154
  Wyeth                      145,544      6,139,046

                                       ============
                                         28,839,792
                                       ------------
Retail Merchandising -
8.7%
  Target Corp.               273,222     13,666,564
  Wal-Mart Stores, Inc.
                             223,200     11,184,552

                                       ============
                                         24,851,116
                                       ------------
Soaps & Cosmetics - 4.5%
  The Procter & Gamble       246,400     13,059,200
                                       ------------
Co.
Telecommunications - 2.9%
  Vodafone Group PLC - SP ADR
                             309,500      8,220,320
                                       ------------
Tobacco - 1.8%
  Altria Group, Inc.          77,000      5,035,030
                                       ------------
TOTAL COMMON STOCKS
  (Cost $91,642,125)
                                        282,966,976
                                       ------------
SHORT TERM INVESTMENTS - 1.4%
  Galileo Money Market Fund
  (Cost $3,970,721)       3,970,721       3,970,721
                                       ------------

TOTAL INVESTMENTS IN
SECURITIES -  99.9%
  (Cost $95,612,846(a))      286,937,697
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%             311,964
                             -----------
NET ASSETS - 100.0%         $287,249,661
                            ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BLACKROCK SHARE
  ($287,249,661/568,236)           $ 505.51
                                   ========

-------------------

 (a) Cost for Federal income tax purposes is $88,180,430. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $201,058,966
      Gross unrealized depreciation                                      (2,301,699)
                                                                       ------------
                                                                       $198,757,267
                                                                       ============

     (b) Non-income producing security.

          INVESTMENT ABBREVIATIONS
  ADR     American Depository Receipts

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
4

                                BLACKROCK FUNDS
                            STATEMENT OF OPERATIONS
                          BLACKROCK EXCHANGE PORTFOLIO

FOR THE THREE MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

Investment income:
 Interest .........................................................    $     10,093
 Dividends ........................................................       1,349,780
 Foreign taxes witheld ............................................             (76)
                                                                       ------------
    Total investment income .......................................       1,359,797
                                                                       ------------
Expenses:
 Investment advisory fee ..........................................         359,554
 Administration fee ...............................................          66,881
 Custodian fee ....................................................          10,634
 Transfer agent fee ...............................................          31,421
 Legal and audit fee ..............................................          17,645
 Printing fee .....................................................          24,748
 Registration fees and expenses ...................................           8,680
 Trustees' fees ...................................................           1,392
 Other ............................................................             479
                                                                       ------------
   Total expenses .................................................         521,434
                                                                       ------------
    Less investment advisory fees waived ..........................         (65,896)
    Less administration fees waived ...............................         (17,479)
                                                                       ------------
   Net expenses ...................................................         438,059
                                                                       ------------
Net investment income .............................................         921,738
                                                                       ------------
Realized and unrealized loss on investments:
 Net realized loss from:
   Investment transactions ........................................        (329,121)
 Change in unrealized appreciation/depreciation from:
   Investments ....................................................      (8,746,215)
                                                                       ------------
Net loss on investments and foreign currency transactions .........      (9,075,336)
                                                                       ------------
Net decrease in net assets resulting from operations ..............    $ (8,153,598)
                                                                       ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       5

                                BLACKROCK FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS
                          BLACKROCK EXCHANGE PORTFOLIO

                                                                                  FOR THE
                                                                               THREE MONTHS          FOR THE
                                                                              1/1/05-3/31/05       YEAR ENDED
                                                                                (UNAUDITED)         12/31/04
                                                                             ----------------   ----------------
Increase in net assets:
 Operations:
  Net investment income ..................................................    $     921,738      $   4,448,556
  Net increase from payment by affiliate (Note D) ........................                -             98,840
  Net realized gain (loss) on investments ................................         (329,121)        26,685,441
  Change in unrealized depreciation of investments .......................       (8,746,215)        (9,213,483)
                                                                              -------------      -------------
  Net increase (decrease) in net assets resulting from operations ........       (8,153,598)        22,019,354
                                                                              -------------      -------------
Distributions to shareholders from:
  Net investment income ..................................................         (568,002)        (4,387,534)
                                                                              -------------      -------------
Capital share transactions:
  Shares sold ............................................................          224,015
  Shares issued in reinvestment of dividends .............................          134,902            911,070
  Shares redeemed ........................................................       (3,739,577)       (28,889,729)
                                                                              -------------      -------------
                                                                                 (3,380,660)       (27,978,659)
                                                                              -------------      -------------
  Total decrease in net assets ...........................................      (12,102,260)       (10,346,839)
Net assets:
  Beginning of period ....................................................      299,351,921        309,698,760
                                                                              -------------      -------------
  End of period ..........................................................    $ 287,249,661      $ 299,351,921
                                                                              =============      =============
End of period undistributed net investment income ........................    $     414,758      $      61,022

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       6

                                BLACKROCK FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          FOR THE
                                                                       THREE MONTHS       FOR THE
                                                                     1/1/05 - 3/31/05    YEAR ENDED
                                                                        (UNAUDITED)       12/31/04
                                                                    ------------------ -------------
Per share operating performance:
Net asset value, beginning of period ..............................     $  520.73        $  490.99
                                                                        ---------        ---------
 Net investment income ............................................         1.62             7.61
 Net realized and unrealized gain (loss) on investments ...........      (15.84)          29.63
 Distributions from net investment income .........................      (1.00)        (7.50)
                                                                        ---------        ---------
 Net asset value, end of period ...................................     $  505.51        $  520.73
                                                                        =========        =========
Total Return ......................................................      (2.74) %          7.63%
Ratios / Supplemental data
Net assets, end of period (in thousands) ..........................    $  287,250        $ 299,352
Ratio of expenses to average net assets ...........................          0.61%1           0.61%
Ratio of expenses to average net assets (excluding waivers) .......          0.72%1           0.61%
Ratio of net investment income to average net assets ..............          1.27%1           1.47%
Ratio of net investment income to average net assets (excluding
 waivers) .........................................................          1.16%1           1.47%
Portfolio turnover ................................................             -                4%
After provision for federal tax on retained capital gains
 at end of period .................................................             -                -

                                                                       FOR THE        FOR THE        FOR THE       FOR THE
                                                                      YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                       12/31/03      12/31/02       12/31/01       12/31/00
                                                                    ------------- -------------- -------------- -------------
Per share operating performance:
Net asset value, beginning of period ..............................   $  411.01     $  511.71      $  575.76      $  616.80
                                                                      ---------     ---------      ---------      ---------
 Net investment income ............................................       5.40           4.74           4.22           4.75
 Net realized and unrealized gain (loss) on investments ...........      80.08       (100.64)      (64.02)      (41.19)
 Distributions from net investment income .........................    (5.50)     (4.80)      (4.25)      (4.60)
                                                                      ---------     ---------      ---------      ---------
 Net asset value, end of period ...................................   $  490.99     $  411.01      $  511.71      $  575.76
                                                                      =========     =========      =========      =========
Total Return ......................................................       20.89%     (18.78)%     (10.35)%     (4.13)%
Ratios / Supplemental data
Net assets, end of period (in thousands) ..........................   $ 309,699     $ 268,503      $ 367,640      $ 437,804
Ratio of expenses to average net assets ...........................        0.59%         0.60%          0.57%          0.55%
Ratio of expenses to average net assets (excluding waivers) .......        0.59%         0.60%          0.57%          0.55%
Ratio of net investment income to average net assets ..............        1.20%         1.00%          0.81%          0.78%
Ratio of net investment income to average net assets (excluding
 waivers) .........................................................        1.20%         1.00%          0.81%          0.78%
Portfolio turnover ................................................           5%            3%             1%            11%
After provision for federal tax on retained capital gains
 at end of period .................................................           -             -              -          11.01%

---------
1 Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       7

                                BLACKROCK FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

     BlackRock FundsSM (the "Fund") was organized on December 22, 1988 as a
Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 50 portfolios, one of which, BlackRock Exchange Portfolio, is included in these financial statements (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Fund Reorganization

     On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. ("BlackRock"), acquired SSRM Holdings, Inc., the parent of State Street
Research & Management Company ("SSRM"), the investment adviser to the former
State Street Research mutual funds. In connection with the transaction the
BlackRock Exchange Portfolio reorganized with the State Street Research
Exchange Fund.

     On January 31, 2005, the BlackRock Exchange Portfolio acquired all of the assets and certain stated liabilities of the State Street Research Exchange
Fund. The reorganization was pursuant to an Agreement and Plan of
Reorganization, which was approved by the State Street Research shareholders on
January 25, 2005. In connection with the reorganization, the BlackRock Exchange
Portfolio inherited the financial statements and performance history of the
State Street Research Exchange Fund. Under the Agreement and Plan of
Reorganization, 572,959 shares of the State Street Research Exchange Fund were exchanged for 572,959 BlackRock Class shares of the BlackRock Exchange
Portfolio. The BlackRock Exchange Portfolio commenced operations on this date as a result of this tax free reorganization.

     Accordingly, the information presented in the financial statements and related notes reflects operations of the predecessor State Street Research fund prior to January 31, 2005 and represents operations of the reorganized
BlackRock fund following the consummation of the reorganization.

(C) Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

     Investment Valuation - Valuation of investments held by the Portfolio is as follows: investments traded on a national securities exchange or on the
NASDAQ National Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable; investments traded on a national securities exchange for which there were no sales on that day and investments traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m.
(Eastern time). The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser under the supervision of the Board of Trustees determines such method does not represent fair value. Any assets which are denominated in a non-U.S. currency are translated into U.S. dollars at the prevailing market rates. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the Board of Trustees as reflecting fair value ("Fair Value Assets"). The investment adviser will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee.
Such valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board of Trustees.

     When determining the price for a Fair Value Asset, the investment adviser shall seek to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction.
Fair value determinations shall be based upon all available factors that
BlackRock deems relevant.

8

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     Dividends to Shareholders - Dividends from net investment income, which are recorded on the ex-dividend date, are declared and paid quarterly for the
Portfolio. Net realized short-term capital gains, if any, are distributed annually.  The Portfolio's current practice is to retain long-term capital gains and to pay Federal taxes thereon at corporate capital gain tax rates on behalf of the shareholders.

     Investment Transactions and Investment Income - Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss thereon is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized, respectively, for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Dividends are recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as an adjustment to interest income.

     Repurchase Agreements - Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price.
The agreements are conditioned upon the collateral being deposited under the
Federal Reserve book-entry system or held in a separate account by the
Portfolio's custodian or an authorized securities depository.

     Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires the use of management estimates. Actual results could differ from these estimates.

     Other - Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the
United States. Consequently, acquisition and disposition of securities by the
Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the
Portfolio.

     Expenses that are directly related to the Portfolio are charged directly to the Portfolio. Other operating expenses are prorated to the Portfolio on the basis of relative net assets.

(D) Transactions with Affiliates and Related Parties

     Prior to January 31, 2005, State Street Research Exchange Fund entered in an agreement with the SSRM to provide management advisory, statistical and research facilities and services. Fees were earned monthly at the annual rate of 0.50% of net assets.

     Effective January 31, 2005, pursuant to an Investment Advisory Agreement,
BlackRock, a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC
Financial Services Group, Inc.  For its advisory services, BlackRock is entitled to receive fees computed daily and payable monthly at the annual rate of 0.50% of average daily net assets.

     For the three months ended March 31, 2005, advisory fees and waivers for the Portfolio were as follows:

     GROSS                             NET
   ADVISORY                         ADVISORY
      FEE            WAIVER            FEE
--------------   --------------   ------------
 $   359,554       $  (65,896)     $ 293,658

     This Portfolio's advisory fees are paid to BlackRock as of January 31,
2005. Prior to that date the fees were paid to SSRM. See (Note B) above for more information on the fund reorganization.

                                                                               9

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     In the interest of limiting the expenses of the Portfolio, BlackRock and the Portfolio have entered into a series of annual expense limitation agreements. The agreements set a limit on certain operating expenses of the
Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses).

     Effective February 1, 2005, BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 0.60% of average daily net assets.

     At March 31, 2005, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                                  TOTAL WAIVERS
            EXPIRING             EXPIRING          SUBJECT TO
        JANUARY 31, 2007     JANUARY 31, 2008     REIMBURSEMENT
       ------------------   ------------------   --------------
             $ 3,839             $ 79,536           $ 83,375

     Prior to January 31, 2005, the Portfolio paid SSRM for certain administrative costs incurred in providing other assistance and services to the
Portfolio.  The fee was based on actual costs allocated equally among the State
Street Research funds.  Effective January 31, 2005, PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and
BlackRock act as co-administrators for the Portfolio. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the
Portfolio, at the following annual rates: 0.085% of the first $500 million,
0.075% of the next $500 million and 0.065% of assets in excess of $1 billion.
In addition, the Portfolio is charged an administration fee based on the following percentage of average daily net assets of each respective class:
0.035% of the first $500 million, 0.025% of the next $500 million and 0.015% of assets in excess of $1 billion.

     PFPC and BlackRock may, at their discretion, waive all or any portion of their administration fees for the Portfolio.

     For the three months ended March 31, 2005, administration fees and waivers for the Portfolio were as follows:

      GROSS                               NET
 ADMINISTRATION                      ADMINISTRATION
       FEE             WAIVER             FEE
----------------   --------------   ---------------
   $   66,881        $  (17,479)        $ 49,402

      Prior to January 31, 2005, State Street Bank Bank and Trust Company
served as the Portfolio's custodian and record keeper. Effective January 31,
2005, PFPC Trust Co., an indirect subsidiary of The PNC Financial Services
Group, Inc., serves as custodian for the Portfolio.  Prior to January 31, 2005,
Boston Financial Data Services, Inc. served as the State Street Research Funds'
transfer agent.  Effective January 31, 2005, PFPC serves as transfer and dividend disbursing agent. Prior to January 31, 2005, State Street Research
Service Center, a division of State Street Research Investment Services, Inc., the State Street Research Funds' principal underwriter, provided certain shareholder services to the State Street Research Funds, such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the funds. For the period ended January 31, 2005, the
State Street Research Exchange Fund paid $382. Subsequent to January 31, 2005,
BlackRock operated an Investor Service center on behalf of the fund.

10

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

     As of March 31, 2005, affiliated payables were as follows:

  PFPC(1) ..............  $48,286
  BlackRock(2) .........   97,313

(1) - payables to PFPC and PFPC Trust Co. are for Accounting, Administration,
   Custody and Transfer Agent services provided as of March 31, 2005.
(2) - payables to BlackRock are for Advisory and Administration services provided as of March 31, 2005.

     During the year ended December 31, 2004, SSRM conducted an internal review regarding the use of fund brokerage commissions in consideration of the distribution of shares. In connection with this review, SSRM determined to reimburse the fund the entire amount of any such identified brokerage commissions, and reviewed this matter with the Board of Trustees of the fund.
This amount is shown in the total amount of $98,840 as "Net increase from payment by affiliate" on the Statement of Changes in Net Assets.

(E) Purchases and Sales of Securities

     For the three months ended March 31, 2005, purchases and sales of securities, other than short-term investments and U.S. government securities, including $1,801,940 representing redemptions in kinds, were $0 and $5,131,110, respectively.  There were no purchases or sales of U.S. government securities for the three months ended March 31, 2005.

(F) Capital Shares

     Transactions in capital shares for each period were as follows:

                                                                    FOR THE        FOR THE
                                                                 THREE MONTHS     YEAR ENDED
                                                               1/1/05 - 3/31/05    12/31/04
                                                              ------------------ -----------
        Shares Sold ........................................           433               -
        Shares issued in reinvestment of dividends .........           269           1,790
        Shares redeemed ....................................        (7,334)        (57,683)
                                                                    ------         -------
        Net decrease .......................................        (6,632)        (55,893)
                                                                    ======         =======

     On March 31, 2005, two shareholders held approximately 14% of the outstanding shares of the Portfolio.

(G) At March 31, 2005, net assets consisted of:

           Capital paid-in .........................................  $ 103,722,257
           End of period undistributed net investment income .......        414,758
           Accumulated net realized loss on investment transactions      (8,212,204)
           Net unrealized appreciation on investment transactions ..    191,324,850
                                                                      -------------
                                                                      $ 287,249,661
                                                                      =============

 (H) Federal Tax Information

     No provision for Federal income taxes is necessary with respect to net investment income because it is the Portfolio's intention to qualify under
Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite income distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. The Portfolio retains and designates as undistributable gains all of its taxable net long-term capital gains and pays federal income taxes thereon on behalf of the shareholders.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

                                                                              11

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONCLUDED)

     The estimated tax character of distributions paid during the three months ended March 31, 2005 and the tax character of distributions paid during the fiscal year ended December 31, 2004, were as follows:

                       ORDINARY
                        INCOME
                     ------------
  3/31/05 ..........  $  568,002
  12/31/04 .........   4,387,534

     As of March 31, 2005, the estimated tax components of distributable earnings/(accumulated losses) were as follows:

 UNDISTRIBUTED        ACCUMULATED
    ORDINARY            CAPITAL
     INCOME             LOSSES
---------------   ------------------
  $   414,758       $  (10,317,091)

     For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

     At December 31, 2004, the Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

              EXPIRING DECEMBER 31
------------------------------------------------
     2009             2010             TOTAL
--------------   --------------   --------------
 $   770,500      $ 7,112,583      $ 7,883,083

12

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

(A)  Board of Trustees' Consideration of the Advisory Contracts.  The
   Investment advisory agreement ("Advisory Contract") for the Exchange
   Portfolio (the "Portfolio") of BlackRock Funds (the "Fund") was most recently approved by the Board of Trustees (the "Board" or the "Trustees")
   of the Fund at an in-person meeting of the Board held on March 1, 2005, including a majority of the Trustees who are not parties to the Advisory
   Contract or interested persons of any such party (as such term is defined in the Investment Company Act of 1940) (the "Independent Trustees").  In
   determining to approve the Advisory Contract, the Trustees met with the relevant investment advisory personnel from BlackRock Advisors, Inc. (the
   "Adviser") and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Contract.  The Board received materials in advance of the meeting relating to its consideration of the
   Advisory Contract for the Portfolio, including: (i) fees and the expense ratio of the Portfolio in comparison to the fees and expense ratios of a peer group of funds, which consists of funds that have all of the following similar criteria: fund type, investment classification and objective, load type, asset level and expense structure and components ("peer group"); (ii)
   information on the investment performance of the Portfolio in comparison to the investment performance of a peer universe of funds, which is broader than a peer group and consists of funds that have all of the following similar criteria: fund type, investment classification and objective and load type ("performance universe"); (iii) the Adviser's economic outlook for the Portfolio and its general investment outlook for the markets; (iv)
   information with respect to profitability of BlackRock, Inc. ("BlackRock")
   and PNC Bank-affiliated companies with respect to the Portfolio, including details regarding the methodology used to calculate profitability; (v)
   information regarding fees paid to service providers that are affiliates of the Adviser; and (vi) information regarding compliance records and regulatory matters relating to the Adviser.  The matters discussed below were considered separately by the Independent Trustees in an executive session, during which counsel who is independent of the Adviser and the
   Fund provided guidance to the Independent Trustees.

   Fees and Expenses.  In approving the Advisory Contract, the Trustees, including the Independent Trustees, considered the fees and expense ratio of the Portfolio.  They compared the fees, both before (referred to as
   "Contractual") and after (referred to as "Actual") any fee waivers and expense reimbursements, and the expense ratio of the Portfolio against fees and expense ratios of a peer group.  Both the peer group category and the funds within the peer group with respect to the fee and expense ratio comparisons were selected by Lipper, Inc. ("Lipper"), which is not affiliated with the Adviser.  Taking into account the recent reorganization of a State Street Research mutual fund with the Portfolio, Lipper used the
   Portfolio's proforma expense information provided by PFPC Inc., the Fund's administrator, to reflect post-reorganization data for each of the expense categories.1  In evaluating the Portfolio's advisory fees, the Trustees also took into account the complexity of investment management for the
   Portfolio relative to other types of funds.  In considering data based on information provided by Lipper, the Trustees noted that the Portfolio has contractual advisory fees lower than the median for its peer group.2

   The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by the
   Adviser, including closed-end investment companies and accounts that are not investment companies.

   1The post-reorganization proforma data reflected expense caps, the elimination of shareholder processing fees, increased transfer agency fees, costs associated with new shareholder administrative services arrangements and increased asset levels resulting from the reorganization of the State
   Street Research mutual fund with the Portfolio.

   2The Lipper peer group median was chosen as a conservative point of reference, taking into account that one-half of the population will have fees/expenses lower than the median.

                                                                              13

                                BLACKROCK FUNDS
                             ADDITIONAL INFORMATION

   Following consideration of this information, the Trustees, including the
   Independent Trustees, concluded that the fees to be paid pursuant to the
   Advisory Contracts were fair and reasonable in light of the services provided.

   Nature, Extent and Quality of Services.  The Trustees, including the
   Independent Trustees, received information concerning the investment philosophy and investment process used by the Adviser in managing the
   Portfolio, as well as a description of the capabilities, personnel and services of the Adviser and a copy of the current Form ADV of the Adviser.
   In connection with this, the Trustees considered the Adviser's in-house research capabilities as well as other resources available to its personnel.  The Trustees considered the scope of the services provided by the Adviser to the Portfolio under the Advisory Contract relative to services typically provided by third parties to other funds.  The Trustees noted that the standard of care applicable under the Advisory Contract was comparable to that found generally in investment company advisory agreements.  The Trustees concluded that the scope of the Adviser's services to be provided to the Portfolio was consistent with the
   Portfolio's operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

   The Trustees also considered the quality of the services provided by the
   Adviser to the Portfolio.  The Trustees evaluated the procedures of the
   Adviser designed to fulfill its fiduciary duty to the Portfolio with respect to possible conflicts of interest, including its code of ethics
   (regulating the personal trading of its officers and employees), the procedures by which the Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Adviser in these matters.  The Trustees also received information concerning standards of the Adviser with respect to the execution of portfolio transactions.

   The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Contract.  The Trustees also took into account the time and attention devoted by senior management of the Adviser to the Portfolio.  The Trustees also considered the business reputation of the Adviser and its financial resources and concluded that the Adviser would be able to meet any reasonably foreseeable obligation under the
   Advisory Contract.

   Fund Performance. The Board of Trustees, including the Independent
   Trustees, received and considered information about the Portfolio's investment performance in comparison to the investment performance of its performance universe.  The funds included within the Portfolio's performance universe were selected by Lipper.  The Board was provided with performance data for the one-, three-, five- and ten-year periods, as applicable, ended November 30, 2004 ("relevant periods").  The Board also reviewed the investment performance of the Portfolio and the Adviser's market outlook with respect to the Portfolio.

   The Trustees noted that the Portfolio performed at or better than its performance universe median during the relevant periods.  The Trustees also discussed other factors relevant to the performance of the Portfolio.

14

                                BLACKROCK FUNDS

   Profitability.  The Board of Trustees, including the Independent Trustees, considered the level of the Adviser's and affiliates' profits in respect of their relationship with the Portfolio.  This consideration included a broad review of the Adviser's methodology in allocating its costs to the management of the Portfolio.  The Board of Trustees considered the profits realized by the Adviser and affiliates in connection with the operation of the Portfolio and whether the amount of profit is a fair profit relative to their relationship with the Portfolio.  The Board of Trustees, including the Independent Trustees, also considered the Adviser's profit margins in comparison with available industry data.  The Board concluded that the
   Adviser's profit is a reasonable profit relative to the services provided to the Portfolio.

   Economies of Scale.  The Board of Trustees, including the Independent
   Trustees, considered whether there have been economies of scale in respect of the management of the Portfolio, whether the Portfolio has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

   The Board also considered the fee waivers and expense reimbursement arrangements by the Adviser.  The Board determined that the advisory fee structure was reasonable and that no changes were currently necessary.

   Other Benefits to the Advisers.  The Board of Trustees, including the
   Independent Trustees, also took into account not only the advisory fees payable by the Portfolio, but also other potential benefits to the Adviser, such as the ability to leverage investment professionals that also manage other portfolios, raising the profile of BlackRock in the broker-dealer community, and the engagement of affiliates of the Adviser as service providers to the Portfolio, including for administrative, transfer agency, distribution and custodial services.  The Board also noted that the Adviser may benefit from the use of soft dollars for research, which may be used by the Adviser to manage other accounts.

   The Board concluded that other ancillary benefits that the Adviser and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolio, such as those noted above, were consistent with those available to other mutual fund sponsors.

   No single factor was considered in isolation or to be determinative in the
   Board's decision to approve the Advisory Contract.  Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Portfolio to approve the continuation of the Advisory Contract, including the fees to be charged for services thereunder.

(B)  The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent auditor to audit the Fund's financial statements for fiscal year 2005. A majority of the Fund's Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche
   LLP as the Fund's independent auditor for the Fund's fiscal 2005 audit on
   November 12, 2004, subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(C)  As previously disclosed, BlackRock has received subpoenas from various federal and state governmental and regulatory authorities and various information requests from the Securities and Exchange Commission in connection with ongoing industry-wide investigations of mutual fund matters.

(D)  The amounts paid by the Fund to the Chief Compliance Officer (CCO) for the
   six months ended March 31, 2005, were $87,903.

                                                                              15

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                                BLACKROCK FUNDS

Investment Adviser
     BlackRock Advisors, Inc.
     Wilmington, Delaware 19809

Custodian
     PFPC Trust Co.
     Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent
     PFPC Inc.
     Wilmington, Delaware 19809

Distributor
     BlackRock Distributors, Inc.
     King of Prussia, Pennsylvania 19406

Co-Administrator
     BlackRock Advisors, Inc.
     Wilmington, Delaware 19809

Counsel
     Simpson Thacher & Bartlett LLP
     New York, New York 10017

Independent Registered Public Accounting Firm
     Deloitte & Touche LLP
     Philadelphia, Pennsylvania 19103

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at
http://www.sec.gov.

Information on how proxies relating to the Fund's voting securities were voted
(if any) by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's
Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington,
D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
[GRAPHIC OMITTED]

EX-SEMI

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a	)(1)	Not applicable.

(a	)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 12(a)(2) hereto.

(b	)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 12(b) hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) BlackRock FundsSM

By (Signature and Title)*	/s/ HENRY GABBAY
Henry Gabbay, President
(principal executive officer)

Date June 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ HENRY GABBAY
Henry Gabbay, President
(principal executive officer)

Date June 1, 2005

By (Signature and Title)*	/s/ WILLIAM MCGINLEY
William McGinley, Treasurer
(principal financial officer)

Date May 27, 2005

*	Print the name and title of each signing officer under his or her signature.